                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: February 28, 2010

Date of reporting period: August 31, 2010

ITEM 1. REPORT TO SHAREHOLDERS

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Semi-Annual Report
August 31, 2010

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

-    WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM)

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     4
FUND EXPENSES ............................................................    11
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage Dow Jones Target Today Fund ........................    15
Wells Fargo Advantage Dow Jones Target 2010 Fund .........................    15
Wells Fargo Advantage Dow Jones Target 2015 Fund .........................    16
Wells Fargo Advantage Dow Jones Target 2020 Fund .........................    16
Wells Fargo Advantage Dow Jones Target 2025 Fund .........................    17
Wells Fargo Advantage Dow Jones Target 2030 Fund .........................    17
Wells Fargo Advantage Dow Jones Target 2035 Fund .........................    18
Wells Fargo Advantage Dow Jones Target 2040 Fund .........................    18
Wells Fargo Advantage Dow Jones Target 2045 Fund .........................    19
Wells Fargo Advantage Dow Jones Target 2050 Fund .........................    19
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    20
Statements of Operations .................................................    24
Statements of Changes in Net Assets ......................................    26
Financial Highlights .....................................................    36
NOTES TO FINANCIAL STATEMENTS ............................................    48
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage Diversified Fixed Income Portfolio .................    53
Wells Fargo Advantage Diversified Stock Portfolio ........................   108
Wells Fargo Advantage Short-Term Investment Portfolio ....................   201
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   209
Statements of Operations .................................................   210
Statements of Changes in Net Assets ......................................   212
Financial Highlights .....................................................   214
NOTES TO FINANCIAL STATEMENTS ............................................   215
OTHER INFORMATION ........................................................   222
LIST OF ABBREVIATIONS ....................................................   229

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1932 KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971 WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
     FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO
     THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
     (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984 WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S
     ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF
     TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996 EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A
     FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS
     FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA
     ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO
     ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE
     MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

              2 Wells Fargo Advantage Dow Jones Target Date Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE PERIOD WAS MARKED BY SIGNS THAT THE WORST OF THE ECONOMIC CRISIS MAY HAVE PASSED, EVEN AS THE ACTUAL RECOVERY REMAINED WEAK.

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM) for the six-month period that ended August 31, 2010. The period was marked by signs that the worst of the economic crisis may have passed, even as the actual recovery remained weak. Global stock markets thus rallied during the first half of the period on continued optimism that the recession had ended, only to decline during the second half on concerns about a weak recovery. Most major stock indices posted losses for the full six-month period, but fixed-income markets rallied.

ECONOMIC DATA POINTED TO A WEAK RECOVERY.

During the first half of the period, stocks continued the positive momentum that began in March 2009, well before the period began. Real Gross Domestic Product
(GDP) increased by 3.7% for the first quarter of 2010 compared with the prior period, a decline from the 5.0% growth rate in the fourth quarter of 2009, but well above the negative GDP numbers that prevailed in late 2008 and early 2009. However, the GDP growth rate moderated in the second quarter, falling to 1.6%. More worrisome was the fact that the unemployment rate remained stubbornly high, barely moving from 9.7% for March 2010 to 9.6% for August 2010.

Housing data showed modest improvements. The S&P/Case-Shiller U.S. National Home Price Index declined by 2.8% in the first quarter of 2010 but rose by 4.4% in the second quarter. As of June 2010, national home prices were 3.6% above their year-earlier levels. Although home prices had rebounded from their lows, the expiration of the home buyer's tax credit and weak data on new residential home sales for July 2010 caused investors to worry about further stagnation, or even decline, in the real estate market.

For most of the six-month period, international news supported the mixed outlook. The period began with an apparent resolution of Greece's sovereign debt crisis, which had sparked wider fears that indebted governments worldwide might default on their debt. Greece enacted a series of austerity measures, including tax hikes and a cut in civil servants' pay, and later received a bailout package from the European Union and the International Monetary Fund. Sovereign debt worries faded, only to re-emerge toward the end of the period as Greece's economy contracted more than forecast and Ireland's debt was downgraded by rating agency Standard & Poor's.

Both the European Central Bank (ECB) and the Federal Reserve Board continued to support the financial system by keeping their key interest rates at low levels (1% for the ECB, effectively zero for the Federal Reserve) and by purchasing government and private debt.

GLOBAL STOCK MARKETS ENDED THE PERIOD WITH A LOSS, BUT BOND MARKETS RALLIED.

Stock markets in the major developed countries posted losses during the period, with the general pattern of a rally in the first half of the period followed by a decline in the second. Emerging markets stocks posted gains, however. Within the domestic market, large-cap value stocks posted a narrower loss than large-cap growth stocks, but small cap stocks displayed the opposite trend.

               Wells Fargo Advantage Dow Jones Target Date Funds 3


Letter to Shareholders

Fixed-income markets rallied as investors seemed to flee the volatility in the stock markets. Higher-quality government and corporate bonds continued to benefit from relatively low interest rates. Low rates also helped high-yield bonds, as income-oriented investors were willing to take on higher credit risk in exchange for more abundant yields in a generally low-yielding environment.

MANY VARIABLES ARE AT WORK IN THE MARKET.

The full effect of the ongoing credit crisis remains unknown. High unemployment and debt defaults continue to pressure consumers and businesses alike.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222, 24 hours a day, 7 days a week.

FIXED-INCOME MARKETS RALLIED AS INVESTORS SEEMED TO FLEE THE VOLATILITY IN THE STOCK MARKETS.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

              4 Wells Fargo Advantage Dow Jones Target Date Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

INVESTMENT OBJECTIVE

Each Fund's objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index.

   Wells Fargo
    Advantage         Corresponding
    Dow Jones           Dow Jones
Target Date Fund    Target Date Index
-----------------   -----------------
TARGET TODAY FUND    Dow Jones Target
                     Today Index
TARGET 2010 FUND     Dow Jones Target
                     2010 Index
TARGET 2015 FUND     Dow Jones Target
                     2015 Index
TARGET 2020 FUND     Dow Jones Target
                     2020 Index
TARGET 2025 FUND     Dow Jones Target
                     2025 Index
TARGET 2030 FUND     Dow Jones Target
                     2030 Index
TARGET 2035 FUND     Dow Jones Target
                     2035 Index
TARGET 2040 FUND     Dow Jones Target
                     2040 Index
TARGET 2045 FUND     Dow Jones Target
                     2045 Index
TARGET 2050 FUND     Dow Jones Target
                     2050 Index

PORTFOLIO ALLOCATION(1) (AS OF AUGUST 31, 2010)

TARGET TODAY FUND

                                   (PIE CHART)

International Stocks    (5%)
Domestic Stocks         (9%)
Bonds                  (81%)
Cash                    (5%)

TARGET 2010 FUND

                                   (PIE CHART)

International Stocks    (8%)
Domestic Stocks        (15%)
Bonds                  (73%)
Cash                    (4%)

TARGET 2015 FUND

                                   (PIE CHART)

International Stocks   (11%)
Domestic Stocks        (21%)
Bonds                  (64%)
Cash                    (4%)

TARGET 2020 FUND

                                   (PIE CHART)

International Stocks   (15%)
Domestic Stocks        (29%)
Bonds                  (52%)
Cash                    (4%)

TARGET 2025 FUND

                                   (PIE CHART)

International Stocks   (20%)
Domestic Stocks        (40%)
Bonds                  (36%)
Cash                    (4%)

TARGET 2030 FUND

                                   (PIE CHART)

International Stocks   (24%)
Domestic Stocks        (46%)
Cash                    (4%)
Bonds                  (26%)

PLEASE SEE FOOTNOTES ON PAGE 10.

              Wells Fargo Advantage Dow Jones Target Date Funds 5


Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

PORTFOLIO ALLOCATION(1) (AS OF AUGUST 31, 2010) (continued)

TARGET 2035 FUND

                                   (PIE CHART)

International Stocks   (27%)
Domestic Stocks        (53%)
Bonds                  (16%)
Cash                    (4%)

TARGET 2040 FUND

                                   (PIE CHART)

International Stocks   (29%)
Domestic Stocks        (58%)
Bonds                   (9%)
Cash                    (4%)

TARGET 2045 FUND

                                   (PIE CHART)

International Stocks   (30%)
Domestic Stocks        (59%)
Bonds                   (7%)
Cash                    (4%)

TARGET 2050 FUND

                                   (PIE CHART)

International Stocks   (30%)
Domestic Stocks        (59%)
Bonds                   (7%)
Cash                    (4%)

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Global Index Advisors, Inc.

PORTFOLIO MANAGERS

Rodney H. Alldredge
George V. Daniels, Jr.
James P. Lauder
Paul T. Torregrosa, PhD

FUND INCEPTION

Target Today Fund - March 1, 1994
Target 2010 Fund - March 1, 1994
Target 2015 Fund - June 29, 2007
Target 2020 Fund - March 1, 1994
Target 2025 Fund - June 29, 2007
Target 2030 Fund - March 1, 1994
Target 2035 Fund - June 29, 2007
Target 2040 Fund - March 1, 1994
Target 2045 Fund - June 29, 2007
Target 2050 Fund - June 29, 2007

PLEASE SEE FOOTNOTES ON PAGE 10.

              6 Wells Fargo Advantage Dow Jones Target Date Funds


                                            Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2010)

                                             Including Sales Charge             Excluding Sales Charge         Expense Ratio(3)
                           Inception  ----------------------------------  ----------------------------------  -----------------
Target Today Fund            Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year   Gross    Net(4)
-----------------         ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -------  --------
Class A (STWRX)           03/01/1994    (1.99)    0.91    3.06     3.22      3.96     7.05    4.29     3.83    1.17%     0.96%
Class B (WFOKX)**         08/01/1998    (1.40)    1.22    3.16     3.37      3.60     6.22    3.51     3.37    1.92%     1.71%
Class C (WFODX)           12/01/1998     2.59     5.25    3.50     3.14      3.59     6.25    3.50     3.14    1.92%     1.71%
Administrator (WFLOX)     11/08/1999                                         4.07     7.19    4.56     4.12    1.01%     0.80%
Institutional (WOTDX)(5)  06/29/2004                                         4.31     7.57    4.83     4.28    0.72%     0.45%
Investor (WFBTX)(5)       01/31/2007                                         4.11     7.25    4.52     4.11    1.23%     0.86%
Dow Jones Target Today
   Index(6)                                                                  4.45     8.18    5.34     6.12
Russell 3000(R) Index(7)                                                    (3.93)    5.64   (0.72)   (1.26)
Barclays Capital U.S.
   Aggregate
   Bond Index(8)                                                             5.81     9.18    5.96     6.47

                                             Including Sales Charge             Excluding Sales Charge         Expense Ratio(3)
                           Inception  ----------------------------------  ----------------------------------  -----------------
Target 2010 Fund             Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year   Gross    Net(4)
-----------------         ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -------  --------
Class A (STNRX)           03/01/1994    (2.48)    1.11    2.46     2.14      3.44     7.31    3.67     2.75    1.14%     0.99%
Class B (SPTBX)**         03/01/1997    (1.91)    1.47    2.53     2.27      3.09     6.47    2.89     2.27    1.90%     1.74%
Class C (WFOCX)           12/01/1998     2.10     5.51    2.90     2.04      3.10     6.51    2.90     2.04    1.89%     1.74%
Administrator (WFLGX)     11/08/1999                                         3.58     7.47    3.96     3.01    0.98%     0.83%
Institutional (WFOAX)(5)  06/29/2004                                         3.83     7.87    4.22     3.16    0.71%     0.48%
Investor (WFCTX)(5)       01/31/2007                                         3.56     7.42    3.90     2.99    1.21%     0.89%
Dow Jones Target
   2010 Index(6)                                                             3.96     8.44    4.61     4.98
Russell 3000(R) Index(7)                                                    (3.93)    5.64   (0.72)   (1.26)
Barclays Capital U.S.
   Aggregate Bond
   Index(8)                                                                  5.81     9.18    5.96     6.47

----------
*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, foreign investment risk, mortgage- and asset-backed securities risk, smaller company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Fund seeks to approximate, before fees and expenses, will not meet an investor's goals). Consult the Fund's prospectus for additional information on these and other risks.

PLEASE SEE FOOTNOTES ON PAGE 10.

               Wells Fargo Advantage Dow Jones Target Date Funds 7


Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2010) (continued)

                                          Excluding Sales Charge
                                       ----------------------------   Expense Ratio(3)
                           Inception                       Since      -----------------
Target 2015 Fund             Date      6 Months*  1 Year  Inception    Gross    Net(4)
----------------          ----------   ---------  ------  ---------   -------  --------
Administrator (WFFFX)     06/29/2007      2.92     7.56     0.87       1.03%     0.84%
Institutional (WFSCX)     06/29/2007      3.12     7.81     1.10       0.72%     0.49%
Investor (WFQEX)          06/29/2007      2.89     7.49     0.86       1.27%     0.90%
Dow Jones Target 2015
   Index(6)                               3.33     8.50     1.63
Russell 3000(R) Index(7)                 (3.93)    5.64    (8.43)
Barclays Capital U.S.
   Aggregate Bond
   Index(8)                               5.81     9.18     7.91

                                             Including Sales Charge             Excluding Sales Charge         Expense Ratio(3)
                           Inception  ----------------------------------  ----------------------------------  -----------------
Target 2020 Fund(5)          Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year   Gross    Net(4)
-------------------       ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -------  --------
Class A (STTRX)           03/01/1994    (3.88)    1.24    1.50    0.63       2.03     7.39    2.72     1.23    1.13%     1.01%
Class B (STPBX)**         03/01/1997    (3.39)    1.55    1.57    0.76       1.61     6.55    1.94     0.76    1.88%     1.76%
Class C (WFLAX)           12/01/1998     0.68     5.60    1.95    0.54       1.68     6.60    1.95     0.54    1.88%     1.76%
Administrator (WFLPX)     11/08/1998                                         2.09     7.51    2.99     1.51    0.96%     0.85%
Institutional (WFOBX)     06/29/2004                                         2.33     7.97    3.26     1.68    0.69%     0.50%
Investor (WFDTX)          01/31/2007                                         2.16     7.56    2.97     1.50    1.19%     0.91%
Dow Jones Target 2020
   Index(6)                                                                  2.55     8.51    3.85     4.00
Russell 3000(R) Index(7)                                                    (3.93)    5.64   (0.72)   (1.26)
Barclays Capital U.S.
   Aggregate Bond
   Index(8)                                                                  5.81     9.18    5.96     6.47

                                          Excluding Sales Charge
                                       ----------------------------    Expense Ratio(3)
                           Inception                       Since      -----------------
Target 2025 Fund             Date      6 Months*  1 Year  Inception    Gross    Net(4)
----------------          ----------   ---------  ------  ---------   -------  --------
Administrator (WFTRX)     06/29/2007     1.08      7.36    (2.71)      1.01%     0.85%
Institutional (WFTYX)     06/29/2007     1.24      7.62    (2.52)      0.66%     0.50%
Investor (WFGYX)          06/29/2007     0.99      7.30    (2.74)      1.24%     0.91%
Dow Jones Target 2025
   Index(6)                              1.58      8.42    (2.12)
Russell 3000(R) Index(7)                (3.93)     5.64    (8.43)
Barclays Capital U.S.
   Aggregate
   Bond Index(8)                         5.81      9.18     7.91

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

PLEASE SEE FOOTNOTES ON PAGE 10.

              8 Wells Fargo Advantage Dow Jones Target Date Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2010) (continued)


                                             Including Sales Charge             Excluding Sales Charge         Expense Ratio(3)
                           Inception  ----------------------------------  ----------------------------------  -----------------
Target 2030 Fund             Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year   Gross    Net(4)
----------------          ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -------  --------
Class A (STHRX)           03/01/1994   (5.64)     0.93    0.28    (0.48)    0.11      7.12    1.48    0.11     1.14%     1.02%
Class B (SGPBX)**         03/01/1997   (5.27)     1.26    0.33    (0.34)   (0.27)     6.26    0.72   (0.34)    1.90%     1.77%
Class C (WFDMX)           12/01/1998   (1.32)     5.29    0.72    (0.56)   (0.32)     6.29    0.72   (0.56)    1.89%     1.77%
Administrator (WFLIX)     11/08/1999                                        0.17      7.31    1.77    0.40     0.98%     0.86%
Institutional (WFOOX)(5)  06/29/2004                                        0.35      7.65    2.00    0.54     0.71%     0.51%
Investor (WFETX)(5)       01/31/2007                                        0.17      7.21    1.71    0.37     1.20%     0.92%
Dow Jones Target 2030
   Index(6)                                                                 0.66      8.28    3.03    3.22
Russell 3000(R) Index(7)                                                   (3.93)     5.64   (0.72)  (1.26)
Barclays Capital U.S.
   Aggregate Bond
   Index(8)                                                                 5.81      9.18    5.96    6.47

                                          Excluding Sales Charge
                                       ----------------------------    Expense Ratio(3)
                           Inception                        Since     -----------------
Target 2035 Fund             Date      6 Months*  1 Year  Inception    Gross    Net(4)
----------------          ----------   ---------  ------  ---------   -------  --------
Administrator (WFQWX)     06/29/2007     (0.70)    6.79    (5.34)      1.06%     0.87%
Institutional (WFQRX)     06/29/2007     (0.54)    7.52    (5.04)      0.75%     0.52%
Investor (WFQTX)          06/29/2007     (0.60)    6.86    (5.35)      1.29%     0.93%
Dow Jones Target 2035
   Index(6)                              (0.10)    8.11    (4.87)
Russell 3000(R) Index(7)                 (3.93)    5.64    (8.43)
Barclays Capital U.S.
   Aggregate Bond
   Index(8)                               5.81     9.18     7.91

                                             Including Sales Charge             Excluding Sales Charge         Expense Ratio(3)
                           Inception  ----------------------------------  ----------------------------------  -----------------
Target 2040 Fund             Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year   Gross    Net(4)
----------------          ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -------  --------
Class A (STFRX)           03/01/1994    (6.90)    0.67   (0.24)   (1.45)    (1.21)    6.80    0.96    (0.87)   1.16%     1.03%
Class B (SLPBX)**         03/01/1997    (6.59)    0.87   (0.22)   (1.32)    (1.59)    5.87    0.18    (1.32)   1.91%     1.78%
Class C (WFOFX)           07/01/1998    (2.54)    4.97    0.21    (1.55)    (1.54)    5.97    0.21    (1.55)   1.91%     1.78%
Administrator (WFLWX)     11/08/1999                                        (1.10)    6.99    1.24    (0.58)   0.99%     0.87%
Institutional (WFOSX)(5)  06/29/2004                                        (0.94)    7.29    1.48    (0.44)   0.72%     0.52%
Investor (WFFTX)(5)       01/31/2007                                        (1.19)    6.87    1.18    (0.62)   1.22%     0.93%
Dow Jones Target 2040
   Index(6)                                                                 (0.60)    7.95    2.38     2.92
Russell 3000(R) Index(7)                                                    (3.93)    5.64   (0.72)   (1.26)
Barclays Capital U.S.
  Aggregate Bond
  Index(8)                                                                   5.81     9.18    5.96     6.47

----------
*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

PLEASE SEE FOOTNOTES ON PAGE 10.

              Wells Fargo Advantage Dow Jones Target Date Funds 9


Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2010) (continued)

                                          Excluding Sales Charge
                                       ----------------------------    Expense Ratio(3)
                           Inception                       Since      -----------------
Target 2045 Fund             Date      6 Months*  1 Year  Inception    Gross    Net(4)
----------------          ----------   ---------  ------  ---------   -------  --------
Administrator (WFQYX)     06/29/2007     (1.29)    6.60    (5.83)      1.22%     0.87%
Institutional (WFQPX)     06/29/2007     (1.14)    6.91    (5.65)      0.95%     0.52%
Investor (WFQSX)          06/29/2007     (1.31)    6.54    (5.93)      1.46%     0.93%
Dow Jones Target 2045
   Index(6)                              (0.76)    7.88    (5.57)
Russell 3000(R) Index(7)                 (3.93)    5.64    (8.43)
Barclays Capital U.S.
   Aggregate Bond
   Index(8)                               5.81     9.18     7.91

                                          Excluding Sales Charge
                                       ----------------------------    Expense Ratio(3)
                           Inception                        Since     -----------------
Target 2050 Fund             Date      6 Months*  1 Year  Inception    Gross    Net(4)
----------------          ----------   ---------  ------  ---------   -------  --------
Administrator (WFQDX)     06/29/2007     (1.34)    6.72    (5.95)      1.03%     0.87%
Institutional (WFQFX)     06/29/2007     (1.06)    7.17    (5.67)      0.71%     0.52%
Investor (WFQGX)          06/29/2007     (1.38)    6.70    (6.00)      1.23%     0.93%
Dow Jones Target 2050
   Index(6)                              (0.76)    7.88    (5.57)
Russell 3000(R) Index(7)                 (3.93)    5.64    (8.43)
Barclays Capital U.S.
   Aggregate Bond
   Index(8)                               5.81     9.18     7.91

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PAGE 10.

              10 Wells Fargo Advantage Dow Jones Target Date Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

(1.) This chart represents the composite of the portfolio allocations of the master portfolio in which the Fund invests and is calculated based on the total investments of the master portfolio. Portfolio holdings are subject to change and may have changed since the date specified. See Notes to the Financial Statements for a discussion of the master portfolio.

(2.) The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

(3.) Reflects the expense ratios as stated in the July 1, 2010 prospectus.

(4.) The investment adviser has contractually committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. Without these reductions, the Funds' returns would have been lower.

(5.) Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Performance shown for the Investor Class shares prior to its inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares.

(6.) The Dow Jones Target Date Indexes (each an "index" or collectively the
     "indexes") are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

(7.) The Russell 3000(R) Index measures the performance of the 3,000 largest
     U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

(8.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

              Wells Fargo Advantage Dow Jones Target Date Funds 11


Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending          Expenses
                                              Account Value   Account Value   Paid During the     Net Annual
                                                03-01-2010      08-31-2010        Period(1)     Expense Ratio
                                              -------------   -------------   ---------------   -------------
TARGET TODAY FUND
CLASS A
   Actual                                       $1,000.00       $1,039.63          $4.99            0.97%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.32          $4.94            0.97%
CLASS B
   Actual                                       $1,000.00       $1,036.00          $8.88            1.73%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.48          $8.79            1.73%
CLASS C
   Actual                                       $1,000.00       $1,035.93          $8.83            1.72%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.53          $8.74            1.72%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,040.69          $4.11            0.80%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.17          $4.08            0.80%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,043.09          $2.32            0.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.94          $2.29            0.45%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,041.09          $4.42            0.86%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.87          $4.38            0.86%

              12 Wells Fargo Advantage Dow Jones Target Date Funds


                                                                   Fund Expenses

                                                Beginning         Ending          Expenses
                                              Account Value   Account Value   Paid During the     Net Annual
                                                03-01-2010      08-31-2010       Period(1)      Expense Ratio
                                              -------------   -------------   ---------------   -------------
TARGET 2010 FUND
CLASS A
   Actual                                       $1,000.00       $1,034.38          $5.13            1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.16          $5.09            1.00%
CLASS B
   Actual                                       $1,000.00       $1,030.89          $8.96            1.75%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.38          $8.89            1.75%
CLASS C
   Actual                                       $1,000.00       $1,031.02          $8.96            1.75%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.38          $8.89            1.75%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,035.81          $4.26            0.83%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.02          $4.23            0.83%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,038.33          $2.47            0.48%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.79          $2.45            0.48%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,035.62          $4.57            0.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.72          $4.53            0.89%
TARGET 2015 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,029.23          $4.30            0.84%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.97          $4.28            0.84%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,031.17          $2.51            0.49%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.74          $2.50            0.49%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,028.93          $4.60            0.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.67          $4.58            0.90%
TARGET 2020 FUND
CLASS A
   Actual                                       $1,000.00       $1,020.26          $5.19            1.02%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.06          $5.19            1.02%
CLASS B
   Actual                                       $1,000.00       $1,016.11          $9.05            1.78%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.23          $9.05            1.78%
CLASS C
   Actual                                       $1,000.00       $1,016.81          $9.00            1.77%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.28          $9.00            1.77%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,020.92          $4.33            0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.92          $4.33            0.85%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,023.29          $2.55            0.50%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.68          $2.55            0.50%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,021.59          $4.64            0.91%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.62          $4.63            0.91%

              Wells Fargo Advantage Dow Jones Target Date Funds 13


Fund Expenses

                                                Beginning         Ending          Expenses
                                              Account Value   Account Value   Paid During the     Net Annual
                                                03-01-2010      08-31-2010        Period(1)     Expense Ratio
                                              -------------   -------------   ---------------   -------------
TARGET 2025 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,010.79          $4.31            0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.92          $4.33            0.85%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,012.39          $2.54            0.50%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.68          $2.55            0.50%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,009.95          $4.61            0.91%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.62          $4.63            0.91%
TARGET 2030 FUND
CLASS A
   Actual                                       $1,000.00       $1,001.05          $5.20            1.03%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.01          $5.24            1.03%
CLASS B
   Actual                                       $1,000.00       $  997.29          $9.01            1.79%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.18          $9.10            1.79%
CLASS C
   Actual                                       $1,000.00       $  996.82          $8.96            1.78%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.23          $9.05            1.78%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,001.66          $4.34            0.86%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.87          $4.38            0.86%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,003.55          $2.58            0.51%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.63          $2.60            0.51%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,001.69          $4.64            0.92%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.57          $4.69            0.92%
TARGET 2035 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  993.02          $4.37            0.87%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.82          $4.43            0.87%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  994.56          $2.61            0.52%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.58          $2.65            0.52%
INVESTOR CLASS
   Actual                                       $1,000.00       $  993.97          $4.67            0.93%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.52          $4.74            0.93%

              14 Wells Fargo Advantage Dow Jones Target Date Funds


                                                                   Fund Expenses

                                                Beginning        Ending           Expenses
                                              Account Value   Account Value   Paid During the     Net Annual
                                                03-01-2010      08-31-2010        Period(1)     Expense Ratio
                                              -------------   -------------   ---------------   -------------
TARGET 2040 FUND
CLASS A
   Actual                                       $1,000.00       $  987.86          $5.21            1.04%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.96          $5.30            1.04%
CLASS B
   Actual                                       $1,000.00       $  984.06          $8.95            1.79%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.18          $9.10            1.79%
CLASS C
   Actual                                       $1,000.00       $  984.64          $8.95            1.79%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.18          $9.10            1.79%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  988.99          $4.36            0.87%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.82          $4.43            0.87%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  990.58          $2.61            0.52%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.58          $2.65            0.52%
INVESTOR CLASS
   Actual                                       $1,000.00       $  988.05          $4.66            0.93%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.52          $4.74            0.93%
TARGET 2045 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  987.12          $4.36            0.87%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.82          $4.43            0.87%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  988.58          $2.61            0.52%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.58          $2.65            0.52%
INVESTOR CLASS
   Actual                                       $1,000.00       $  986.95          $4.66            0.93%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.52          $4.74            0.93%
TARGET 2050 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  986.63          $4.36            0.87%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.82          $4.43            0.87%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $  989.43          $2.61            0.52%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.58          $2.65            0.52%
INVESTOR CLASS
   Actual                                       $1,000.00       $  986.23          $4.66            0.93%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.52          $4.74            0.93%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

              Wells Fargo Advantage Dow Jones Target Date Funds 15


Portfolio of Investments--August 31, 2010 (Unaudited)

TARGET TODAY FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                       $ 387,686,347
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 68,815,669
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                             23,878,026
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $460,527,383)                             480,380,042
                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $460,527,383)*                                                99.97%                     480,380,042
OTHER ASSETS AND LIABILITIES, NET                                       0.03                          135,293
                                                                      ------                    -------------
TOTAL NET ASSETS                                                      100.00%                   $ 480,515,335
                                                                      ------                    -------------

* Cost for federal income tax purposes is $461,672,543 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $22,722,190
Gross unrealized depreciation    (4,014,691)
                                -----------
Net unrealized appreciation     $18,707,499

TARGET 2010 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.88%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                       $ 478,781,478
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                148,737,258
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                             26,110,319
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST$623,836,355)                              653,629,055
                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $623,836,355)                                                  99.88%                    653,629,055
OTHER ASSETS AND LIABILITIES, NET                                        0.12                         802,190
                                                                       ------                   -------------
TOTAL NET ASSETS                                                       100.00%                  $ 654,431,245
                                                                       ------                   -------------

* Cost for federal income tax purposes is $630,640,467 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 33,765,347
Gross unrealized depreciation    (10,776,759)
                                ------------
Net unrealized appreciation     $ 22,988,588

The accompanying notes are an integral part of these financial statements.

              16 Wells Fargo Advantage Dow Jones Target Date Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

TARGET 2015 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                       VALUE
--------------   ------------------------------------------------------------                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.63%
            NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                        $ 294,341,889
            NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                 147,379,485
            NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              18,478,216
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $450,871,033)                             460,199,590
                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $450,871,033)*                                                100.63%                    460,199,590
OTHER ASSETS AND LIABILITIES, NET                                       (0.63)                     (2,902,653)
                                                                       ------                   -------------
TOTAL NET ASSETS                                                       100.00%                  $ 457,296,937
                                                                       ------                   -------------

* Cost for federal income tax purposes is $451,551,582 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $14,781,834
Gross unrealized depreciation     (6,133,826)
                                 -----------
Net unrealized appreciation      $ 8,648,008

TARGET 2020 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                  --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.02%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                      $  775,832,309
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                640,672,635
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                             59,644,252
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,446,434,440)                         1,476,149,196
                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,446,434,440)*                                             100.02%                   1,476,149,196
OTHER ASSETS AND LIABILITIES, NET                                      (0.02)                        (253,333)
                                                                      ------                   --------------
TOTAL NET ASSETS                                                      100.00%                  $1,475,895,863
                                                                      ------                   --------------

* Cost for federal income tax purposes is $1,461,818,473 and net unrealized appreciation (depreciation) consists of:


Gross unrealized appreciation    $ 50,346,482
Gross unrealized depreciation     (36,015,759)
                                 ------------
Net unrealized appreciation      $ 14,330,723

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 17


Portfolio of Investments--August 31, 2010 (Unaudited)

TARGET 2025 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                  --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.23%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                      $  514,537,964
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                749,954,373
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                             53,655,215
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,314,163,822)                         1,318,147,552
                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,314,163,822)*                                              100.23%                  1,318,147,552
OTHER ASSETS AND LIABILITIES, NET                                       (0.23)                     (2,991,146)
                                                                       ------                  --------------
TOTAL NET ASSETS                                                       100.00%                 $1,315,156,406
                                                                       ------                  --------------

* Cost for federal income tax purposes is $1,315,386,640 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 27,144,695
Gross unrealized depreciation     (24,383,783)
                                 ------------
Net unrealized appreciation      $  2,760,912

TARGET 2030 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                      $  297,606,589
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                794,837,111
            NA   WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO                             46,694,564
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,141,686,020)                         1,139,138,264
                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,141,686,020)*                                              100.00%                  1,139,138,264
OTHER ASSETS AND LIABILITIES, NET                                        0.00                         (26,238)
                                                                       ------                  --------------
TOTAL NET ASSETS                                                       100.00%                 $1,139,112,026
                                                                       ------                  --------------

* Cost for federal income tax purposes is $1,152,631,896 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 20,553,868
Gross unrealized depreciation     (34,047,500)
                                 ------------
Net unrealized depreciation      $(13,493,632)

The accompanying notes are an integral part of these financial statements.

              18 Wells Fargo Advantage Dow Jones Target Date Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

TARGET 2035 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.27%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                       $  63,403,287
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                323,717,632
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                             16,644,053
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $408,307,536)                             403,764,972
TOTAL INVESTMENTS IN SECURITIES
(COST $408,307,536)*                                                  100.27%                     403,764,972
OTHER ASSETS AND LIABILITIES, NET                                      (0.27)                      (1,071,423)
                                                                      ------                     ------------
TOTAL NET ASSETS                                                      100.00%                    $402,693,549
                                                                      ------                     ------------

* Cost for federal income tax purposes is $410,653,451 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 2,037,753
Gross unrealized depreciation     (8,926,232)
                                 -----------
Net unrealized depreciation      $(6,888,479)

TARGET 2040 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                   -------------
INVESTMENTS IN AFFILIATED MASTER
PORTFOLIOS: 99.98%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                       $  68,216,607
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                656,778,540
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                             31,287,610
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $768,783,896)                             756,282,757
                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $768,783,896)*                                                 99.98%                    756,282,757
OTHER ASSETS AND LIABILITIES, NET                                        0.02                         183,594
                                                                       ------                   -------------
TOTAL NET ASSETS                                                       100.00%                  $ 756,466,351
                                                                       ------                   -------------

* Cost for federal income tax purposes is $775,942,693 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $   6,800,882
Gross unrealized depreciation      (26,460,818)
                                 -------------
Net unrealized depreciation      $ (19,659,936)

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 19


Portfolio of Investments--August 31, 2010 (Unaudited)

TARGET 2045 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.26%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                       $  10,648,574
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                137,184,970
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                              6,387,390
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $156,756,387)                             154,220,934
                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $156,756,387)*                                                 100.26%                   154,220,934
OTHER ASSETS AND LIABILITIES, NET                                        (0.26)                      (405,202)
                                                                        ------                  -------------
TOTAL NET ASSETS                                                        100.00%                 $ 153,815,732
                                                                        ------                  -------------

* Cost for federal income tax purposes is $158,312,100 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 1,102,458
Gross unrealized depreciation     (5,193,624)
                                 -----------
Net unrealized depreciation      $(4,091,166)

TARGET 2050 FUND

  FACE/SHARE
    AMOUNT       SECURITY NAME                                                                      VALUE
--------------   ------------------------------------------------------------                   -------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.12%
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                       $  32,522,340
            NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                418,983,335
            NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                             19,508,040
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $474,954,284)                             471,013,715
                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $474,954,284)*                                               100.12%                     471,013,715
OTHER ASSETS AND LIABILITIES, NET                                      (0.12)                        (571,618)
                                                                      ------                    -------------
TOTAL NET ASSETS                                                      100.00%                    $470,442,097
                                                                      ------                    -------------

* Cost for federal income tax purposes is $477,567,284 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 3,243,021
Gross unrealized depreciation     (9,796,590)
                                 -----------
Net unrealized depreciation      $(6,553,569)

The accompanying notes are an integral part of these financial statements.

              20 Wells Fargo Advantage Dow Jones Target Date Funds


               Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                                     Target Today    Target 2010
                                                                         Fund           Fund
                                                                    -------------   ------------
ASSETS
   Investments in affiliated Master Portfolios, at value ........   $480,380,042    $653,629,055
   Receivable for Fund shares sold ..............................      1,640,643       1,305,135
   Prepaid expenses and other assets ............................         53,057          52,865
                                                                    -------------   ------------
Total assets ....................................................    482,073,742     654,987,055
                                                                    -------------   ------------
LIABILITIES
   Payable for Fund shares redeemed .............................      1,396,034         269,629
   Advisory fee payable .........................................         13,710          44,369
   Distribution fees payable ....................................          4,200           2,904
   Due to other related parties .................................         71,708          88,711
   Shareholder reports fees payable .............................         12,014          66,733
   Shareholder servicing fees payable ...........................         35,587          54,766
   Accrued expenses and other liabilities .......................         25,154          28,698
                                                                    -------------   ------------
Total liabilities ...............................................      1,558,407         555,810
                                                                    -------------   ------------
TOTAL NET ASSETS ................................................   $480,515,335    $654,431,245
                                                                    =============   ============
NET ASSETS CONSIST OF
   Paid-in capital ..............................................   $461,040,420    $643,759,390
   Undistributed net investment income ..........................      1,672,759       2,730,404
   Accumulated net realized gains (losses) on investments .......     (2,050,503)    (21,851,249)
   Net unrealized appreciation (depreciation) of investments ....     19,852,659      29,792,700
                                                                    -------------   ------------
TOTAL NET ASSETS ................................................   $480,515,335    $654,431,245
                                                                    =============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .........................................   $ 23,065,085    $ 41,288,369
   Shares outstanding - Class A .................................      2,232,607       3,348,462
   Net asset value per share - Class A ..........................   $      10.33    $      12.33
   Maximum offering price per share - Class A(2) ................   $      10.96    $      13.08
   Net assets - Class B .........................................   $  1,199,222    $  1,909,600
   Shares outstanding - Class B .................................        112,925         154,063
   Net asset value per share - Class B ..........................   $      10.62    $      12.39
   Net assets - Class C .........................................   $  5,335,408    $  2,671,342
   Shares outstanding - Class C .................................        505,798         213,876
   Net asset value per share - Class C ..........................   $      10.55    $      12.49
   Net assets - Administrator Class .............................   $ 72,093,141    $180,499,819
   Shares outstanding - Administrator Class .....................      6,851,440      14,506,761
   Net asset value per share - Administrator Class ..............   $      10.52    $      12.44
   Net assets - Institutional Class .............................   $303,437,765    $397,861,562
   Shares outstanding - Institutional Class .....................     28,792,314      31,968,794
   Net asset value per share - Institutional Class ..............   $      10.54    $      12.45
   Net assets - Investor Class ..................................   $ 75,384,714    $ 30,200,553
   Shares outstanding - Investor Class ..........................      7,173,692       2,431,697
   Net asset value per share - Investor Class ...................   $      10.51    $      12.42
                                                                    -------------   ------------
Investments in affiliated Master Portfolios, at cost ............   $460,527,383    $623,836,355
                                                                    -------------   ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 21


Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

Target 2015      Target 2020      Target 2025      Target 2030     Target 2035    Target 2040
    Fund            Fund             Fund             Fund            Fund            Fund
------------   --------------   --------------   --------------   ------------   -------------

$460,199,590   $1,476,149,196   $1,318,147,552   $1,139,138,264   $403,764,972   $ 756,282,757
   1,290,230        1,752,363          816,345        1,329,870        641,448       1,349,796
      40,910           65,856           58,888           60,688         49,633          51,353
------------   --------------   --------------   --------------   ------------   -------------
 461,530,730    1,477,967,415    1,319,022,785    1,140,528,822    404,456,053     757,683,906
------------   --------------   --------------   --------------   ------------   -------------

   4,020,851        1,474,340        3,487,073          962,846      1,543,708         855,721
      22,706          134,835           93,610          107,743         22,369          76,383
           0            4,142                0            2,707              0           3,501
      70,760          154,474          181,517          154,474         70,229         110,673
      64,149          109,393           31,980           69,972         70,305          70,528
      32,336          113,280           47,477           87,059         35,098          70,598
      22,991           81,088           24,722           31,995         20,795          30,151
------------   --------------   --------------   --------------   ------------   -------------
   4,233,793        2,071,552        3,866,379        1,416,796      1,762,504       1,217,555
------------   --------------   --------------   --------------   ------------   -------------
$457,296,937   $1,475,895,863   $1,315,156,406   $1,139,112,026   $402,693,549   $ 756,466,351
============   ==============   ==============   ==============   ============   =============

$445,909,931   $1,491,880,644   $1,295,086,438   $1,172,158,434   $404,372,402   $ 790,599,101
   1,396,712        5,012,739        3,288,728        2,771,200        733,092       1,217,567
     661,737      (50,712,276)      12,797,510     (33,269,852)      2,130,619     (22,849,178)
   9,328,557       29,714,756        3,983,730      (2,547,756)     (4,542,564)    (12,501,139)
------------   --------------   --------------   --------------   ------------   -------------
$457,296,937   $1,475,895,863   $1,315,156,406   $1,139,112,026   $402,693,549   $ 756,466,351
============   ==============   ==============   ==============   ============   =============

          NA   $   70,420,893               NA   $   52,855,418             NA   $  95,768,076
          NA        5,550,853               NA        4,201,722             NA       7,168,461
          NA   $        12.69               NA   $        12.58             NA   $       13.36
          NA   $        13.46               NA   $        13.35             NA   $       14.18
          NA   $    3,459,555               NA   $    2,433,959             NA   $   3,027,313
          NA          275,220               NA          197,216             NA         237,196
          NA   $        12.57               NA   $        12.34             NA   $       12.76
          NA   $    2,943,516               NA   $    1,713,027             NA   $   2,213,522
          NA          232,674               NA          138,709             NA         174,078
          NA   $        12.65               NA   $        12.35             NA   $       12.72
$ 48,547,621   $  376,077,942   $   46,572,841   $  286,980,327   $ 31,931,284   $ 196,386,368
   5,203,802       29,255,983        5,337,667       22,567,134      3,935,388      14,463,816
$       9.33   $        12.85   $         8.73   $        12.72   $       8.11   $       13.58
$291,034,813   $  946,311,878   $1,064,408,852   $  736,088,081   $215,054,249   $ 431,309,672
  31,535,961       73,438,335      122,277,999       57,856,418     26,600,404      31,714,118
$       9.23   $        12.89   $         8.70   $        12.72   $       8.08   $       13.60
$117,714,503   $   76,682,079   $  204,174,713   $   59,041,214   $155,708,016   $  27,761,400
  12,601,282        5,968,704       23,432,958        4,649,405     19,139,587       2,046,662
$       9.34   $        12.85   $         8.71   $        12.70   $       8.14   $       13.56
------------   --------------   --------------   --------------   ------------   -------------
$450,871,033   $1,446,434,440   $1,314,163,822   $1,141,686,020   $408,307,536   $ 768,783,896
------------   --------------   --------------   --------------   ------------   -------------

              22 Wells Fargo Advantage Dow Jones Target Date Funds


               Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                               Target 2045    Target 2050
                                                                  Fund           Fund
                                                              ------------   ------------
ASSETS
   Investments in affiliated Master Portfolios, at value ..   $154,220,934   $471,013,715
   Receivable for Fund shares sold ........................        244,398        244,248
   Prepaid expenses and other assets ......................         35,395         49,237
                                                              ------------   ------------
Total assets ..............................................    154,500,727    471,307,200
                                                              ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed .......................        541,681        670,148
   Advisory fee payable ...................................          2,787         40,160
   Due to other related parties ...........................         26,413         58,462
   Shareholder reports fees payable .......................         78,079         58,476
   Shareholder servicing fees payable .....................         14,421         14,735
   Accrued expenses and other liabilities .................         21,614         23,122
                                                              ------------   ------------
Total liabilities .........................................        684,995        865,103
                                                              ------------   ------------
TOTAL NET ASSETS ..........................................   $153,815,732   $470,442,097
                                                              ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ........................................   $156,265,114   $463,711,555
   Undistributed net investment income ....................        274,402        853,312
   Accumulated net realized gain (loss) on investments ....       (188,331)     9,817,799
   Net unrealized depreciation of investments .............     (2,535,453)    (3,940,569)
                                                              ------------   ------------
TOTAL NET ASSETS ..........................................   $153,815,732   $470,442,097
                                                              ============   ============
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets - Administrator Class .......................   $ 18,882,272   $ 48,562,929
   Shares outstanding - Administrator Class ...............      2,370,111      6,113,826
   Net asset value per share - Administrator Class ........   $       7.97   $       7.94
   Net assets - Institutional Class .......................   $ 76,249,071   $402,552,068
   Shares outstanding - Institutional Class ...............      9,614,107     50,647,713
   Net asset value per share - Institutional Class ........   $       7.93   $       7.95
   Net assets - Investor Class ............................   $ 58,684,389   $ 19,327,100
   Shares outstanding - Investor Class ....................      7,344,372      2,430,117
   Net asset value per share - Investor Class .............   $       7.99   $       7.95
                                                              ------------   ------------
Investments in affiliated Master Portfolios, at cost ......   $156,756,387   $474,954,284
                                                              ------------   ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

              24 Wells Fargo Advantage Dow Jones Target Date Funds


  Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                                                              Target Today   Target 2010
                                                                  Fund           Fund
                                                              ------------   -----------
INVESTMENT INCOME
   Dividends allocated from affiliated Master
     Portfolios(1) ........................................    $   679,494   $ 1,601,617
   Interest allocated from affiliated Master Portfolios ...      5,580,038     7,862,519
   Expenses allocated from affiliated Master Portfolios ...       (604,295)     (907,347)
   Waivers allocated from affiliated Master Portfolios ....         58,693        98,235
                                                               -----------   -----------
Total investment income ...................................      5,713,930     8,655,024
                                                               -----------   -----------
EXPENSES
   Advisory fees ..........................................        539,946       778,481
   Administration fees
      Fund level ..........................................        107,989       158,276
      Class A .............................................         31,260        57,527
      Class B .............................................          2,219         2,932
      Class C .............................................          7,343         3,584
      Administrator Class .................................         33,366        88,790
      Institutional Class .................................        111,063       152,535
      Investor Class ......................................        105,285        50,198
   Shareholder servicing fees
      Class A .............................................         28,281        52,397
      Class B .............................................          2,013         2,665
      Class C .............................................          6,689         3,265
      Administrator Class .................................         83,095       221,975
      Investor Class ......................................         72,271        34,407
   Accounting fees ........................................         21,347        26,591
   Distribution fees
      Class B .............................................          6,039         7,996
      Class C .............................................         20,068         9,797
   Professional fees ......................................         13,456        13,456
   Registration fees ......................................         27,725        30,246
   Shareholder reports fees ...............................         15,123        37,808
   Trustees' fees .........................................          5,332         5,332
   Other fees and expenses ................................          3,604         6,536
                                                               -----------   -----------
Total expenses ............................................      1,243,514     1,744,794
LESS
   Waived fees and/or reimbursed expenses .................       (477,792)     (527,099)
                                                               -----------   -----------
Net expenses ..............................................        765,722     1,217,695
                                                               -----------   -----------
Net investment income .....................................      4,948,208     7,437,329
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from securities transactions
   allocated from affiliated Master Portfolios ............      2,423,763    (1,050,913)
Net change in unrealized appreciation (depreciation)
   from securities transactions allocated from
   affiliated Master Portfolios ...........................     10,442,193    16,403,316
                                                               -----------   -----------
Net realized and unrealized gains (losses) on
   investments ............................................     12,865,956    15,352,403
                                                               -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................    $17,814,164   $22,789,732
                                                               ===========   ===========
1. Net of foreign withholding taxes of
                                                               $    61,408   $    91,277

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 25


Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

Target 2015   Target 2020    Target 2025    Target 2030    Target 2035    Target 2040   Target 2045    Target 2050
    Fund         Fund           Fund            Fund          Fund           Fund          Fund           Fund
-----------   -----------   ------------   ------------   ------------   ------------   -----------   ------------

 $1,412,662   $ 6,789,838   $  7,891,810   $  8,678,993     $2,874,121   $  6,846,595   $ 1,140,807   $  4,424,132
  4,054,642    12,561,090      7,612,178      4,603,259        915,708      1,261,661       170,180        664,188
   (588,141)   (2,139,874)    (1,965,832)    (1,774,451)      (554,827)    (1,233,211)     (200,504)     (789,341)
     69,843       281,624        286,330        280,181         92,565        213,189        34,876        137,792
 ----------   -----------   ------------   ------------     ----------   ------------   -----------   ------------
  4,949,006    17,492,678     13,824,486     11,787,982      3,327,567      7,088,234     1,145,359      4,436,771
 ----------   -----------   ------------   ------------     ----------   ------------   -----------   ------------

    501,499     1,651,415      1,490,284      1,332,585        429,603        922,408       152,707        604,800

    100,300       357,186        318,822        281,274         85,921        189,565        30,541        120,980
         NA       100,682             NA         77,313             NA        140,216            NA             NA
         NA         5,731             NA          3,878             NA          4,964            NA             NA
         NA         3,999             NA          2,390             NA          3,225            NA             NA
     24,040       184,035         23,086        142,202         15,674         98,179         8,981         22,833
    108,665       365,655        435,821        289,250         80,951        171,302        27,180        167,240
    148,134       120,358        253,660        103,603        199,942         46,627        65,730         36,888

         NA        91,697             NA         70,380             NA        127,659            NA             NA
         NA         5,206             NA          3,526             NA          4,513            NA             NA
         NA         3,644             NA          2,177             NA          2,936            NA             NA
     59,787       460,087         57,715        355,506         38,900        245,448        22,139         57,083
    101,820        82,623        174,452         70,876        137,444         31,947        45,316         25,191
     19,482        45,189         35,872         37,288         16,012         29,857        13,331         21,034

         NA        15,620             NA         10,578             NA         13,539            NA             NA
         NA        10,931             NA          6,532             NA          8,809            NA             NA
     13,456        13,456         13,456         13,456         13,456         13,456        13,456         13,456
     25,206        32,767         25,206         32,767         22,685         30,246        20,165         20,165
      3,025        63,014          3,025         45,371          2,521         40,329         2,017          3,025
      5,332         5,332          5,332          5,332          5,332          5,332         5,332          5,332
      1,737        10,181          1,770          7,491          1,562          5,748         1,425          1,706
 ----------   -----------   ------------   ------------     ----------   ------------   -----------   ------------
  1,112,483     3,628,808      2,838,501      2,893,775      1,050,003      2,136,305       408,320      1,099,733

   (396,718)     (898,062)      (962,871)     (728,325)       (338,415)      (482,906)     (150,520)      (371,857)
 ----------   -----------   ------------   ------------     ----------   ------------   -----------   ------------
    715,765     2,730,746      1,875,630      2,165,450        711,588      1,653,399       257,800        727,876
 ----------   -----------   ------------   ------------     ----------   ------------   -----------   ------------
  4,233,241    14,761,932     11,948,856      9,622,532      2,615,979      5,434,835       887,559      3,708,895


  2,321,314     5,134,866     14,443,810     12,537,757      2,622,149     10,576,198        89,076      8,971,621


  3,944,723     8,803,767    (14,661,171)   (23,748,525)   (13,143,513)   (26,983,383)   (5,928,718)   (19,472,366)
 ----------   -----------   ------------   ------------     ----------   ------------   -----------   ------------

  6,266,037    13,938,633       (217,361)   (11,210,768)   (10,521,364)   (16,407,185)   (5,839,642)   (10,500,745)
-----------   -----------   ------------   ------------     ----------   ------------   -----------   ------------

$10,499,278   $28,700,565   $ 11,731,495   $ (1,588,236)  $ (7,905,385)  $(10,972,350)  $(4,952,083)  $ (6,791,850)
===========   ===========   ============   ============   ============   ============   ===========   ============

$    97,407   $   387,577   $     31,259   $    483,003   $    167,368   $    399,573       $65,084   $    260,874

              26 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                  TARGET TODAY FUND
                                                               -------------------------------------------------------
                                                                For the Six Months Ended             For the
                                                                    August 31, 2010                Year Ended
                                                                      (Unaudited)               February 28, 2010
                                                               -------------------------   ---------------------------
OPERATIONS
   Net investment income ...................................                $  4,948,208                 $   6,634,954
   Net realized gains (losses) on investments ..............                   2,423,763                    (1,668,409)
   Net change in unrealized gains (losses) on investments ..                  10,442,193                    24,485,820
                                                                            ------------                 -------------
Net increase in net assets resulting from operations .......                  17,814,164                    29,452,365
                                                                            ------------                 -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................                    (232,532)                     (540,913)
      Class B ..............................................                      (9,076)                      (41,425)
      Class C ..............................................                     (33,803)                      (83,874)
      Administrator Class ..................................                    (524,690)                   (1,654,461)
      Institutional Class ..................................                  (3,563,137)                   (3,497,499)
      Investor Class .......................................                    (588,381)                     (681,494)
   Net realized gains
      Class A ..............................................                           0                             0
      Class B ..............................................                           0                             0
      Class C ..............................................                           0                             0
      Administrator Class ..................................                           0                             0
      Institutional Class ..................................                           0                             0
      Investor Class .......................................                           0                             0
                                                                            ------------                 -------------
   Total distributions to shareholders .....................                  (4,951,619)                   (6,499,666)
                                                                            ------------                 -------------
                                                                 SHARES                       SHARES
                                                                ---------                   ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..............................................      141,887      1,437,561       351,258       3,352,127
      Class B ..............................................           28            280           147           1,459
      Class C ..............................................       11,689        120,942       543,004       5,378,402
      Administrator Class ..................................    1,250,704     12,953,938     5,106,996      50,102,154
      Institutional Class ..................................    9,438,128     97,407,975    27,810,556     279,413,805
      Investor Class .......................................    4,394,644     45,345,916     5,476,027      53,637,040
                                                                            ------------                 -------------
                                                                             157,266,612                   391,884,987
                                                                            ------------                 -------------
   Net asset value of shares issued in reinvestment of
      distributions
      Class A ..............................................       21,692        217,133        52,281         504,381
      Class B ..............................................          788          8,122         3,801          37,527
      Class C ..............................................        2,772         28,369         7,384          72,896
      Administrator Class ..................................       51,335        523,454       167,124       1,651,452
      Institutional Class ..................................      343,714      3,505,349       350,124       3,482,315
      Investor Class .......................................       57,680        587,271        68,874         680,925
                                                                            ------------                 -------------
                                                                               4,869,698                     6,429,496
                                                                            ------------                 -------------
   Payment for shares redeemed
      Class A ..............................................     (137,041)    (1,388,352)     (471,875)     (4,568,625)
      Class B ..............................................      (96,896)    (1,003,818)     (187,353)     (1,837,390)
      Class C ..............................................      (45,133)      (465,797)     (538,151)     (5,321,739)
      Administrator Class ..................................     (710,778)    (7,324,982)   (3,784,641)    (36,932,327)
      Institutional Class ..................................   (5,837,125)   (60,126,830)  (11,771,062)   (115,579,978)
      Investor Class .......................................   (1,135,656)   (11,675,489)   (3,063,372)    (29,839,552)
                                                                            ------------                 -------------
                                                                             (81,985,268)                 (194,079,611)
                                                                            ------------                 -------------
Net increase in net assets resulting from capital share
   transactions ............................................                  80,151,042                   204,234,872
                                                                            ------------                 -------------
Total increase in net assets ...............................                  93,013,587                   227,187,571
                                                                            ------------                 -------------
NET ASSETS
Beginning of period ........................................                 387,501,748                   160,314,177
                                                                            ------------                 -------------
End of period ..............................................                $480,515,335                 $ 387,501,748
                                                                            ------------                 -------------
Undistributed net investment income ........................                $  1,672,759                 $   1,676,170
                                                                            ============                 =============

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 27


Statements of Changes in Net Assets

                    TARGET 2010 FUND
-------------------------------------------------------
For the Six Months Ended              For the
     August 31, 2010                 Year Ended
       (Unaudited)               February 28, 2010
-------------------------   ---------------------------
             $  7,437,329                  $ 12,703,025
               (1,050,913)                  (14,946,578)
               16,403,316                    95,162,315
             ------------                  ------------
               22,789,732                    92,918,762
             ------------                  ------------


                 (410,831)                   (1,057,162)
                  (12,063)                      (54,200)
                  (15,944)                      (44,121)
               (1,879,219)                   (3,745,656)
               (4,606,196)                   (8,802,258)
                 (277,262)                     (500,875)

                        0                        (5,042)
                        0                          (331)
                        0                          (309)
                        0                       (18,517)
                        0                       (40,264)
                        0                        (2,519)
             ------------                  ------------
               (7,201,515)                  (14,271,254)
             ------------                  ------------
  SHARES                       SHARES
----------                   ----------

   134,018      1,632,615       413,023       4,667,796
     4,707         58,399         1,136          13,195
     8,512        105,670        13,570         163,984
 1,655,873     20,355,801    10,075,252     116,745,121
 5,503,255     67,436,943    18,628,813     215,363,590
   719,678      8,788,929     1,741,851      20,199,265
             ------------                 -------------
               98,378,357                   357,152,951
             ------------                 -------------


    32,930        395,824       106,327       1,202,383
       959         11,593         4,552          52,139
     1,268         15,450         3,675          42,624
   155,002      1,879,183       324,772       3,764,086
   375,463      4,551,317       759,943       8,806,122
    22,573        273,135        42,879         496,157
             ------------                 -------------
                7,126,502                    14,363,511
             ------------                 -------------

  (334,203)    (4,077,418)     (864,849)     (9,821,995)
   (76,143)      (930,335)     (200,557)     (2,261,419)
    (7,499)       (92,532)      (45,537)       (521,989)
(1,493,516)   (18,352,865)   (6,996,537)    (80,048,343)
(3,494,912)   (42,874,999)  (13,225,078)   (151,016,538)
  (381,323)    (4,690,616)     (816,233)     (9,467,885)
             ------------                 -------------
              (71,018,765)                 (253,138,169)
             ------------                 -------------

               34,486,094                   118,378,293
             ------------                 -------------
               50,074,311                   197,025,801
             ------------                 -------------

              604,356,934                   407,331,133
             ------------                 -------------
             $654,431,245                 $ 604,356,934
             ------------                 -------------
             $  2,730,404                 $   2,494,590
             ============                 =============

              28 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                  TARGET 2015 FUND
                                                               ------------------------------------------------------
                                                                For the Six Months Ended             For the
                                                                     August 31, 2010               Year Ended
                                                                      (Unaudited)               February 28, 2010
                                                               -------------------------   --------------------------
OPERATIONS
   Net investment income ...................................                $  4,233,241                $   3,369,648
   Net realized gains (losses) on investments ..............                   2,321,314                     (636,177)
   Net change in unrealized gains (losses) on investments ..                   3,944,723                   15,341,476
                                                                            ------------                -------------
Net increase in net assets resulting from operations .......                  10,499,278                   18,074,947
                                                                            ------------                -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................                          NA                           NA
      Class B ..............................................                          NA                           NA
      Class C ..............................................                          NA                           NA
      Administrator Class ..................................                    (434,632)                    (371,599)
      Institutional Class ..................................                  (2,889,740)                  (1,659,160)
      Investor Class .......................................                    (626,384)                    (454,979)
   Net realized gains
      Class A ..............................................                          NA                           NA
      Class B ..............................................                          NA                           NA
      Class C ..............................................                          NA                           NA
      Administrator Class ..................................                           0                            0
      Institutional Class ..................................                           0                            0
      Investor Class .......................................                           0                            0
                                                                            ------------                -------------
Total distributions to shareholders ........................                  (3,950,756)                  (2,485,738)
                                                                            ------------                -------------
                                                                 SHARES                      SHARES
                                                               ----------                  ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..............................................           NA             NA           NA              NA
      Class B ..............................................           NA             NA           NA              NA
      Class C ..............................................           NA             NA           NA              NA
      Administrator Class ..................................    1,413,535     13,126,855    6,610,326      57,907,762
      Institutional Class ..................................    9,225,941     84,731,740   29,286,147     259,692,107
      Investor Class .......................................    9,874,416     92,130,319    7,708,768      65,261,800
                                                                            ------------                -------------
                                                                             189,988,914                  382,861,669
                                                                            ------------                -------------
   Net asset value of shares issued in reinvestment of
      distributions
      Class A ..............................................           NA             NA           NA              NA
      Class B ..............................................           NA             NA           NA              NA
      Class C ..............................................           NA             NA           NA              NA
      Administrator Class ..................................       47,344        433,215       42,099         370,115
      Institutional Class ..................................      311,019      2,815,358      181,420       1,607,882
      Investor Class .......................................       68,330        625,021       51,496         453,632
                                                                            ------------                -------------
                                                                               3,873,594                    2,431,629
                                                                            ------------                -------------
   Payment for shares redeemed
      Class A ..............................................           NA             NA           NA              NA
      Class B ..............................................           NA             NA           NA              NA
      Class C ..............................................           NA             NA           NA              NA
      Administrator Class ..................................     (868,799)    (8,092,303)  (3,700,009)    (31,935,378)
      Institutional Class ..................................   (4,059,757)   (37,169,486)  (6,450,410)    (55,070,956)
      Investor Class .......................................   (2,037,331)   (18,853,709)  (4,288,015)    (35,972,869)
                                                                            ------------                -------------
                                                                             (64,115,498)                (122,979,203)
                                                                            ------------                -------------
Net increase in net assets resulting from capital share
   transactions ............................................                 129,747,010                  262,314,095
                                                                            ------------                -------------
Total increase in net assets ...............................                 136,295,532                  277,903,304
                                                                            ------------                -------------
NET ASSETS
Beginning of period ........................................                 321,001,405                   43,098,101
                                                                            ============                =============
End of period ..............................................                $457,296,937                $ 321,001,405
                                                                            ============                =============
Undistributed net investment income ........................                $  1,396,712                $   1,114,227
                                                                            ------------                -------------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 29


Statements of Changes in Net Assets

                     TARGET 2020 FUND
----------------------------------------------------------
  For the Six Months Ended               For the
      August 31, 2010                  Year Ended
        (Unaudited)                 February 28, 2010
---------------------------   ----------------------------

             $   14,761,932                 $   21,237,338
                  5,134,866                    (42,346,125)
                  8,803,767                    276,232,506
             --------------                 --------------
                 28,700,565                    255,123,719
             --------------                 --------------


                   (581,256)                    (1,369,922)
                    (11,644)                       (75,494)
                    (13,573)                       (31,660)
                 (3,222,239)                    (5,754,004)
                 (9,459,975)                   (14,386,319)
                   (583,844)                      (726,148)

                          0                        (12,934)
                          0                           (952)
                          0                           (423)
                          0                        (52,402)
                          0                       (128,192)
                          0                         (7,917)
             --------------                 --------------
                (13,872,531)                   (22,546,367)
             --------------                 --------------
  SHARES                         SHARES
----------                    -----------


   205,767        2,624,483       718,187        8,284,207
     2,457           31,159         1,689           20,759
    38,222          488,885        59,892          731,791
 4,201,756       54,398,530    17,875,989      210,525,487
13,327,041      173,038,078    45,564,854      534,724,221
 2,360,529       30,379,854     3,556,396       42,378,982
             --------------                 --------------
                260,960,989                    796,665,447
             --------------                 --------------


    45,104          562,001       115,492        1,346,173
       909           11,233         6,074           70,608
       851           10,590         2,274           26,658
   255,328        3,222,239       490,325        5,806,308
   738,784        9,338,229     1,213,184       14,453,791
    46,078          581,502        61,426          731,756
             --------------                 --------------
                 13,725,794                     22,435,294
             --------------                 --------------

  (495,516)      (6,344,620)   (1,263,932)     (14,783,422)
  (133,589)      (1,681,729)     (180,566)      (2,044,783)
   (26,478)        (332,621)      (34,091)        (386,137)
(2,133,760)     (27,583,114)  (11,682,129)    (135,160,957)
(5,239,896)     (67,787,094)  (24,732,569)    (282,270,119)
  (654,705)      (8,416,967)     (971,855)     (11,460,638)
             --------------                 --------------
               (112,146,145)                  (446,106,056)
             --------------                 --------------

                162,540,638                    372,994,685
             --------------                 --------------
                177,368,672                    605,572,037
             --------------                 --------------

              1,298,527,191                    692,955,154
             ==============                 ==============
             $1,475,895,863                 $1,298,527,191
             ==============                 ==============
             $    5,012,739                 $    4,123,338
             --------------                 --------------

              30 Wells Fargo Advantage Dow Jones Target Date Funds


Statements of Changes in Net Assets

                                                                                     TARGET 2025 FUND
                                                               -----------------------------------------------------------
                                                                 For the Six Months Ended                For the
                                                                      August 31, 2010                  Year Ended
                                                                        (Unaudited)                 February 28, 2010
                                                               ----------------------------   ----------------------------
OPERATIONS
   Net investment income ...................................                 $   11,948,856                 $    8,523,030
   Net realized gains (losses) on investments ..............                     14,443,810                       (250,933)
   Net change in unrealized gains (losses) on investments ..                    (14,661,171)                    36,614,152
                                                                             --------------                 --------------
Net increase (decrease) in net assets resulting from
   operations ..............................................                     11,731,495                     44,886,249
                                                                             --------------                 --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................                             NA                             NA
      Class B ..............................................                             NA                             NA
      Class C ..............................................                             NA                             NA
      Administrator Class ..................................                       (325,054)                      (312,127)
      Institutional Class ..................................                    (10,643,355)                    (4,819,421)
      Investor Class .......................................                       (863,783)                      (730,879)
   Net realized gains
      Class A ..............................................                             NA                             NA
      Class B ..............................................                             NA                             NA
      Class C ..............................................                             NA                             NA
      Administrator Class ..................................                              0                              0
      Institutional Class ..................................                              0                              0
      Investor Class .......................................                              0                              0
                                                                             --------------                 --------------
Total distributions to shareholders ........................                    (11,832,192)                    (5,862,427)
                                                                             --------------                 --------------
                                                                  SHARES                         SHARES
                                                               -----------                    -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..............................................            NA               NA            NA               NA
      Class B ..............................................            NA               NA            NA               NA
      Class C ..............................................            NA               NA            NA               NA
      Administrator Class ..................................     1,610,844       14,278,478     6,037,906       49,118,341
      Institutional Class ..................................    12,739,971      113,112,910   135,175,913    1,151,378,468
      Investor Class .......................................    17,770,557      158,402,258    12,596,763       97,671,905
                                                                             --------------                 --------------
                                                                                285,793,646                  1,298,168,714
                                                                             --------------                 --------------
   Net asset value of shares issued in reinvestment of
      distributions
      Class A ..............................................            NA               NA            NA               NA
      Class B ..............................................            NA               NA            NA               NA
      Class C ..............................................            NA               NA            NA               NA
      Administrator Class ..................................        37,395          325,054        38,176          312,098
      Institutional Class ..................................     1,192,116       10,389,947       557,529        4,765,153
      Investor Class .......................................        99,892          862,775        89,200          730,109
                                                                             --------------                 --------------
                                                                                 11,577,776                      5,807,360
                                                                             --------------                 --------------
   Payment for shares redeemed
      Class A ..............................................            NA               NA            NA               NA
      Class B ..............................................            NA               NA            NA               NA
      Class C ..............................................            NA               NA            NA               NA
      Administrator Class ..................................      (810,949)      (7,121,850)   (3,080,364)     (24,378,310)
      Institutional Class ..................................   (13,505,123)    (119,517,500)  (18,105,262)    (150,529,330)
      Investor Class .......................................    (2,532,056)     (22,327,998)   (6,121,695)     (46,548,639)
                                                                             --------------                 --------------
                                                                               (148,967,348)                  (221,456,279)
                                                                             --------------                 --------------
Net increase in net assets resulting from capital share
   transactions ............................................                    148,404,074                  1,082,519,795
                                                                             --------------                 --------------
Total increase in net assets ...............................                    148,303,377                  1,121,543,617
NET ASSETS
Beginning of period ........................................                  1,166,853,029                     45,309,412
                                                                             ==============                 ==============
End of period ..............................................                 $1,315,156,406                 $1,166,853,029
                                                                             ==============                 ==============
Undistributed net investment income ........................                 $    3,288,728                 $    3,172,064
                                                                             --------------                 --------------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 31


Statements of Changes in Net Assets

                     TARGET 2030 FUND
----------------------------------------------------------
  For the Six Months Ended               For the
      August 31, 2010                  Year Ended
        (Unaudited)                 February 28, 2010
---------------------------   ----------------------------

             $    9,622,532                 $   12,282,196
                 12,537,757                    (35,719,485)
               (23,748,525)                    272,691,829
             --------------                 --------------

                 (1,588,236)                   249,254,540
             --------------                 --------------


                   (362,820)                      (764,694)
                     (7,783)                       (18,167)
                     (5,499)                        (8,884)
                 (1,984,582)                    (2,839,691)
                 (6,333,236)                    (7,873,342)
                   (394,933)                      (455,346)

                          0                        (13,436)
                          0                           (724)
                          0                           (358)
                          0                        (47,450)
                          0                       (122,437)
                          0                         (8,710)
             --------------                 --------------
                 (9,088,853)                   (12,153,239)
             --------------                 --------------
  SHARES                         SHARES
----------                    -----------


   161,453        2,096,630       752,603        8,210,421
       239            3,062             0                0
    11,235          144,988        11,039          125,834
 4,074,075       53,420,577    15,419,490      174,143,268
11,190,671      146,801,259    41,858,296      473,008,508
 1,487,359       19,574,415     2,966,080       34,639,485
             --------------                 --------------
                222,040,931                    690,127,516
             --------------                 --------------


    27,738          351,510        66,216          756,264
       631            7,758         1,711           18,829
       311            3,835           755            8,222
   154,831        1,984,559       248,454        2,887,095
   487,856        6,257,520       680,911        7,967,267
    30,833          394,110        39,742          463,750
             --------------                 --------------
                  8,999,292                     12,101,427
             --------------                 --------------

  (392,441)      (5,040,515)   (1,678,700)     (19,853,792)
   (59,229)        (753,210)     (126,993)      (1,366,131)
    (7,331)         (95,103)      (25,566)        (290,397)
(1,553,459)     (20,127,724)   (9,198,775)    (101,320,124)
(3,814,545)     (49,598,991)  (22,940,200)    (251,667,914)
  (545,655)      (7,114,928)     (862,671)      (9,994,409)
             --------------                 --------------
                (82,730,471)                  (384,492,767)
             --------------                 --------------
                148,309,752                    317,736,176
             --------------                 --------------
                137,632,663                    554,837,477
             --------------                 --------------

              1,001,479,363                    446,641,886
             ==============                 ==============
             $1,139,112,026                 $1,001,479,363
             ==============                 ==============
             $    2,771,200                 $    2,237,521
             --------------                 --------------

              32 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                  TARGET 2035 FUND
                                                               ------------------------------------------------------
                                                                For the Six Months Ended             For the
                                                                     August 31, 2010                Year Ended
                                                                       (Unaudited)              February 28, 2010
                                                               --------------------------   -------------------------
OPERATIONS
   Net investment income ...................................                 $  2,615,979                $  1,546,950
   Net realized gains (losses) on investments ..............                    2,622,149                     370,744
   Net change in unrealized gains (losses) on investments ..                  (13,143,513)                 22,238,474
                                                                             ------------                ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................                   (7,905,385)                 24,156,168
                                                                             ------------                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................                           NA                          NA
      Class B ..............................................                           NA                          NA
      Class C ..............................................                           NA                          NA
      Administrator Class ..................................                     (194,827)                   (100,105)
      Institutional Class ..................................                   (1,564,665)                   (767,354)
      Investor Class .......................................                     (613,224)                   (330,235)
   Net realized gains
      Class A ..............................................                           NA                          NA
      Class B ..............................................                           NA                          NA
      Class C ..............................................                           NA                          NA
      Administrator Class ..................................                            0                           0
      Institutional Class ..................................                            0                           0
      Investor Class .......................................                            0                           0
                                                                             ------------                ------------
Total distributions to shareholders ........................                   (2,372,716)                 (1,197,694)
                                                                             ------------                ------------
                                                                  SHARES                       SHARES
                                                               -----------                  ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..............................................            NA             NA           NA             NA
      Class B ..............................................            NA             NA           NA             NA
      Class C ..............................................            NA             NA           NA             NA
      Administrator Class ..................................     1,224,560     10,347,846    3,949,090     30,380,165
      Institutional Class ..................................     8,231,052     69,471,658   23,575,495    184,108,433
      Investor Class .......................................    13,686,229    116,362,139   11,277,247     83,124,701
                                                                             ------------                ------------
                                                                              196,181,643                 297,613,299
                                                                             ------------                ------------
   Net asset value of shares issued in reinvestment of
      distributions
      Class A ..............................................            NA             NA           NA             NA
      Class B ..............................................            NA             NA           NA             NA
      Class C ..............................................            NA             NA           NA             NA
      Administrator Class ..................................        23,663        194,828       13,289        100,086
      Institutional Class ..................................       189,092      1,552,305       97,729        756,787
      Investor Class .......................................        74,511        611,623       43,253        329,253
                                                                             ------------                ------------
                                                                                2,358,756                   1,186,126
                                                                             ------------                ------------
   Payment for shares redeemed
      Class A ..............................................            NA             NA           NA             NA
      Class B ..............................................            NA             NA           NA             NA
      Class C ..............................................            NA             NA           NA             NA
      Administrator Class ..................................      (471,081)    (3,895,233)  (1,563,248)   (11,364,104)
      Institutional Class ..................................    (2,607,695)   (21,755,499)  (5,923,038)   (43,690,793)
      Investor Class .......................................    (1,975,705)   (16,651,275)  (5,261,977)   (37,374,946)
                                                                             ------------                ------------
                                                                              (42,302,007)                (92,429,843)
                                                                             ------------                ------------
Net increase in net assets resulting from capital share
   transactions ............................................                  156,238,392                 206,369,582
                                                                             ------------                ------------
Total increase in net assets ...............................                  145,960,291                 229,328,056
                                                                             ------------                ------------
NET ASSETS
Beginning of period ........................................                  256,733,258                  27,405,202
                                                                             ============                ============
End of period ..............................................                 $402,693,549                $256,733,258
                                                                             ============                ============
Undistributed net investment income ........................                 $    733,092                $    489,829
                                                                             ------------                ------------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 33


Statements of Changes in Net Assets

                    TARGET 2040 FUND
-------------------------------------------------------
 For the Six Months Ended             For the
     August 31, 2010                 Year Ended
       (Unaudited)                February 28, 2010
-------------------------   ---------------------------

             $  5,434,835                 $   6,602,833
               10,576,198                   (27,136,567)
              (26,983,383)                  211,725,331
             ------------                 -------------

              (10,972,350)                  191,191,597
             ------------                 -------------


                 (542,501)                     (878,338)
                   (6,031)                       (9,898)
                   (5,522)                       (5,750)
               (1,233,768)                   (1,476,202)
               (3,343,017)                   (3,633,012)
                 (155,600)                     (157,282)

                        0                       (25,199)
                        0                        (1,072)
                        0                          (572)
                        0                       (37,898)
                        0                       (85,477)
                        0                        (4,418)
             ------------                 -------------
               (5,286,439)                   (6,315,118)
             ------------                 -------------
  SHARES                       SHARES
----------                  -----------


   167,064      2,343,797       550,461       6,290,923
     1,429         20,214         3,350          32,694
    10,765        146,218        21,843         265,654
 2,598,209     36,899,878    11,176,543     132,875,852
 6,570,722     93,788,058    26,486,139     314,888,094
   763,709     10,811,767     1,155,980      14,362,754
             ------------                 -------------
              144,009,932                   468,715,971
             ------------                 -------------


    39,283        526,005        72,992         875,504
       458          5,865           977          10,715
       403          5,149           546           5,998
    90,652      1,233,768       123,044       1,514,100
   243,398      3,315,250       298,292       3,714,625
    11,433        155,320        13,110         161,536
             ------------                 -------------
                5,241,357                     6,282,478
             ------------                 -------------

  (412,303)    (5,770,565)   (1,027,528)    (12,155,121)
   (63,014)      (836,082)     (139,886)     (1,500,492)
    (9,003)      (121,432)      (13,934)       (149,539)
(1,026,830)   (14,535,872)   (6,635,622)    (76,299,530)
(2,408,173)   (33,987,047)  (14,826,736)   (170,718,166)
  (246,311)    (3,469,013)     (436,868)     (5,359,122)
             ------------                 -------------
              (58,720,011)                 (266,181,970)
             ------------                 -------------

               90,531,278                   208,816,479
             ------------                 -------------
               74,272,489                   393,692,958
             ------------                 -------------

              682,193,862                   288,500,904
             ============                 =============
             $756,466,351                 $ 682,193,862
             ============                 =============
             $  1,217,567                 $   1,069,171
             ------------                 -------------

              34 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                  TARGET 2045 FUND
                                                               -----------------------------------------------------
                                                                For the Six Months Ended            For the
                                                                    August 31, 2010                Year Ended
                                                                      (Unaudited)              February 28, 2010
                                                               -------------------------   ------------------------
OPERATIONS
   Net investment income ...................................                $    887,559                $    469,269
   Net realized gains (losses) on investments ..............                      89,076                     158,404
   Net change in unrealized gains (losses) on investments ..                  (5,928,718)                  9,516,637
                                                                            ------------                ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................                  (4,952,083)                 10,144,310
                                                                            ------------                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class ..................................                     (98,478)                    (45,051)
      Institutional Class ..................................                    (472,471)                   (269,388)
      Investor Class .......................................                    (176,856)                    (71,651)
   Net realized gains
      Administrator Class ..................................                           0                     (19,577)
      Institutional Class ..................................                           0                     (99,799)
      Investor Class .......................................                           0                     (28,465)
                                                                            ------------                ------------
Total distributions to shareholders ........................                    (747,805)                   (533,931)
                                                                            ------------                ------------
                                                                 SHARES                      SHARES
                                                               ----------                  ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Administrator Class ..................................      797,546      6,636,222    2,444,483     18,563,942
      Institutional Class ..................................    4,330,666     36,177,800    8,283,176     62,412,688
      Investor Class .......................................    6,750,034     56,832,875    3,523,235     24,459,065
                                                                            ------------                ------------
                                                                              99,646,897                 105,435,695
                                                                            ------------                ------------
   Reinvestment of distributions
      Administrator Class ..................................       12,125         98,470        8,477         64,597
      Institutional Class ..................................       58,033        469,250       48,162        366,031
      Investor Class .......................................       21,905        176,840       13,129         99,985
                                                                            ------------                ------------
                                                                                 744,560                     530,613
                                                                            ------------                ------------
   Payment for shares redeemed
      Administrator Class ..................................     (281,199)    (2,323,396)    (929,082)    (6,609,825)
      Institutional Class ..................................   (1,183,710)    (9,780,149)  (3,520,135)   (25,461,641)
      Investor Class .......................................     (944,583)    (7,849,214)  (2,249,817)   (15,576,705)
                                                                            ------------                ------------
                                                                             (19,952,759)                (47,648,171)
                                                                            ------------                ------------
Net increase in net assets resulting from capital share
   transactions ............................................                  80,438,698                  58,318,137
                                                                            ------------                ------------
Total increase in net assets ...............................                  74,738,810                  67,928,516
                                                                            ------------                ------------
NET ASSETS
Beginning of period ........................................                  79,076,922                  11,148,406
                                                                            ============                ============
End of period ..............................................                $153,815,732                $ 79,076,922
                                                                            ============                ============
Undistributed net investment income ........................                $    274,402                $    134,648
                                                                            ------------                ------------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 35


Statements of Changes in Net Assets

                    TARGET 2050 FUND
-------------------------------------------------------
 For the Six Months Ended             For the
     August 31, 2010                 Year Ended
       (Unaudited)               February 28, 2010
-------------------------   ---------------------------

             $  3,708,895                 $   2,557,610
                8,971,621                     3,484,720
              (19,472,366)                   33,031,426
             ------------                 -------------

               (6,791,850)                   39,073,756
             ------------                 -------------


                 (291,604)                     (256,670)
               (3,269,761)                   (1,661,920)
                 (119,693)                      (72,542)

                        0                      (133,244)
                        0                    (1,501,960)
                        0                       (16,894)
             ------------                 -------------
               (3,681,058)                   (3,643,230)
             ------------                 -------------
  SHARES                       SHARES
----------                  -----------


 1,676,507     14,029,438     6,783,370      47,103,088
 8,882,202     74,343,748    58,396,633     445,986,748
   438,493      3,647,466     2,718,963      21,324,082
             ------------                 -------------
               92,020,652                   514,413,918
             ------------                 -------------

    36,103        291,604        51,890         389,896
   400,844      3,252,597       401,035       3,159,210
    14,782        119,527        11,458          89,230
             ------------                 -------------
                3,663,728                     3,638,336
             ------------                 -------------

  (273,021)    (2,252,796)   (4,273,254)    (29,115,743)
(6,761,202)   (56,260,972)  (15,820,817)   (112,028,911)
  (410,915)    (3,386,365)     (531,385)     (3,937,596)
             ------------                 -------------
              (61,900,133)                 (145,082,250)
             ------------                 -------------

               33,784,247                   372,970,004
             ------------                 -------------
               23,311,339                   408,400,530
             ------------                 -------------

              447,130,758                    38,730,228
             ============                 =============
             $470,442,097                 $ 447,130,758
             ============                 =============
             $    853,312                 $     825,475
             ------------                 -------------

              36 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                   Beginning                Net Realized     Distributions   Distributions
                                                   Net Asset       Net      and Unrealized      from Net       from Net
                                                   Value Per   Investment     Gain (Loss)      Investment       Realized
                                                     Share       Income     on Investments       Income          Gains
                                                   ---------   ----------   --------------   -------------   -------------
TARGET TODAY
Class A
March 1, 2010 to August 31, 2010 (Unaudited) ...     $10.04      0.10            0.29            (0.10)           0.00
March 1, 2009 to February 28, 2010 .............     $ 8.86      0.22(5)         1.20            (0.24)           0.00
March 1, 2008 to February 28, 2009 .............     $10.10      0.26(5)        (1.15)           (0.29)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.07      0.35(5)         0.15            (0.36)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.28      0.33(5)         0.15            (0.30)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.20      0.20            0.23            (0.20)          (0.15)
Class B
March 1, 2010 to August 31, 2010 (Unaudited) ...     $10.31      0.06(5)         0.31            (0.06)           0.00
March 1, 2009 to February 28, 2010 .............     $ 9.08      0.16(5)         1.22            (0.15)           0.00
March 1, 2008 to February 28, 2009 .............     $10.33      0.19(5)        (1.17)           (0.21)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.29      0.28(5)         0.15            (0.28)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.48      0.25(5)         0.17            (0.22)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.39      0.13            0.23            (0.12)          (0.15)
Class C
March 1, 2010 to August 31, 2010 (Unaudited) ...     $10.25      0.07(5)         0.30            (0.07)           0.00
March 1, 2009 to February 28, 2010 .............     $ 9.04      0.15(5)         1.23            (0.17)           0.00
March 1, 2008 to February 28, 2009 .............     $10.30      0.19(5)        (1.18)           (0.21)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.26      0.28(5)         0.15            (0.28)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.45      0.25(5)         0.17            (0.22)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.36      0.13            0.23            (0.12)          (0.15)
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $10.19      0.11(5)         0.30            (0.08)           0.00
March 1, 2009 to February 28, 2010 .............     $ 9.03      0.25(5)         1.21            (0.30)           0.00
March 1, 2008 to February 28, 2009 .............     $10.29      0.29(5)        (1.17)           (0.32)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.25      0.38(5)         0.16            (0.39)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.45      0.37(5)         0.16            (0.34)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.37      0.23            0.23            (0.23)          (0.15)
Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $10.24      0.12(5)         0.32            (0.14)           0.00
March 1, 2009 to February 28, 2010 .............     $ 9.03      0.27(5)         1.22            (0.28)           0.00
March 1, 2008 to February 28, 2009 .............     $10.29      0.32(5)        (1.18)           (0.34)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.26      0.41(5)         0.14            (0.41)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.45      0.39(5)         0.17            (0.36)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.37      0.26            0.22            (0.25)          (0.15)
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $10.21      0.11(5)         0.31            (0.12)           0.00
March 1, 2009 to February 28, 2010 .............     $ 9.01      0.24(5)         1.22            (0.26)           0.00
March 1, 2008 to February 28, 2009 .............     $10.28      0.28(5)        (1.17)           (0.32)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.26      0.37(5)         0.15            (0.39)          (0.11)
January 31, 2007(4) to February 28, 2007 .......     $10.18      0.04(5)         0.04             0.00            0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate presented for periods of less than one year are not annualized.

(3.) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Master Portfolio by the corresponding Master Portfolio's portfolio turnover rate.

(4.) Commencement of class operations.

(5.) Calculated based upon average shares outstanding.

(6.) Amount calculated is less than $0.005.

(7.) Includes net expenses allocated from Master Portfolio(s) in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 37


Financial Highlights

                       Ratio to Average
                    Net Assets (Annualized)
  Ending    --------------------------------------
Net Asset       Net                                               Portfolio    Net Assets at
Value Per   Investment      Gross           Net        Total      Turnover     End of Period
  Share       Income     Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   ----------   -----------   -----------   ---------   ----------   ---------------


  $10.33       1.91%        1.11%         0.97%        3.96%         10%          $ 23,065
  $10.04       2.29%        1.24%         1.13%       16.13%         91%          $ 22,145
  $ 8.86       2.71%        1.27%         1.15%       (9.06)%        45%          $ 20,151
  $10.10       3.49%        1.25%         1.15%        5.06%         51%          $ 30,416
  $10.07       3.19%        1.28%         1.18%        4.83%        143%          $ 35,375
  $10.28       1.96%        1.38%         1.25%        4.31%         36%          $ 38,547

  $10.62       1.14%        1.87%         1.73%        3.60%         10%          $  1,199
  $10.31       1.58%        2.00%         1.89%       15.23%         91%          $  2,155
  $ 9.08       1.96%        2.02%         1.90%       (9.73)%        45%          $  3,563
  $10.33       2.74%        2.00%         1.90%        4.21%         51%          $  8,411
  $10.29       2.41%        2.04%         1.94%        4.11%        143%          $ 11,330
  $10.48       1.21%        2.12%         2.00%        3.50%         36%          $ 14,778

  $10.55       1.16%        1.86%         1.72%        3.59%         10%          $  5,335
  $10.25       1.56%        1.93%         1.82%       15.30%         91%          $  5,498
  $ 9.04       1.97%        2.01%         1.90%       (9.80)%        45%          $  4,741
  $10.30       2.74%        1.99%         1.90%        4.25%         51%          $  6,877
  $10.26       2.41%        2.04%         1.94%        4.11%        143%          $  8,269
  $10.45       1.21%        2.12%         2.00%        3.52%         36%          $ 10,774

  $10.52       2.09%        0.94%         0.80%        4.07%         10%          $ 72,093
  $10.19       2.53%        1.00%         0.82%       16.30%         91%          $ 63,796
  $ 9.03       3.02%        1.09%         0.85%       (8.80)%        45%          $ 43,072
  $10.29       3.71%        1.08%         0.85%        5.39%         51%          $ 48,453
  $10.25       3.52%        1.10%         0.88%        5.17%        143%          $ 16,728
  $10.45       2.26%        1.18%         0.95%        4.55%         36%          $ 14,042

  $10.54       2.45%        0.67%         0.45%        4.31%         10%          $303,438
  $10.24       2.73%        0.72%         0.53%       16.67%         91%          $254,513
  $ 9.03       3.26%        0.82%         0.62%       (8.60)%        45%          $ 76,391
  $10.29       3.96%        0.81%         0.62%        5.52%         51%          $ 50,105
  $10.26       3.80%        0.82%         0.66%        5.49%        143%          $ 20,338
  $10.45       2.46%        0.93%         0.75%        4.76%         36%          $  9,721

  $10.51       2.05%        1.21%         0.86%        4.11%         10%          $ 75,385
  $10.21       2.41%        1.28%         0.89%       16.33%         91%          $ 39,395
  $ 9.01       2.97%        1.37%         0.91%       (8.93)%        45%          $ 12,397
  $10.28       3.58%        1.40%         0.91%        5.21%         51%          $  2,719
  $10.26       3.81%        1.36%         0.88%        0.79%        143%          $     17

              38 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions   Distributions
                                                   Net Asset       Net      and Unrealized      from Net        from Net
                                                   Value Per   Investment     Gain (Loss)      Investment       Realized
                                                     Share       Income     on Investments       Income          Gains
                                                   ---------   ----------   --------------   -------------   -------------
TARGET 2010
Class A
March 1, 2010 to August 31, 2010 (Unaudited) ...     $12.04      0.12(5)         0.29            (0.12)         0.00
March 1, 2009 to February 28, 2010 .............     $10.15      0.25(5)         1.93            (0.29)        (0.00)(6)
March 1, 2008 to February 28, 2009 .............     $12.71      0.31(5)        (2.42)           (0.35)        (0.10)
March 1, 2007 to February 29, 2008 .............     $12.68      0.38(5)         0.20            (0.39)        (0.16)
March 1, 2006 to February 28, 2007 .............     $12.91      0.36(5)         0.45            (0.33)        (0.71)
March 1, 2005 to February 28, 2006 .............     $12.48      0.23            0.44            (0.21)        (0.03)
Class B
March 1, 2010 to August 31, 2010 (Unaudited) ...     $12.10      0.08(5)         0.28            (0.07)         0.00
March 1, 2009 to February 28, 2010 .............     $10.18      0.17(5)         1.93            (0.18)        (0.00)(6)
March 1, 2008 to February 28, 2009 .............     $12.73      0.22(5)        (2.42)           (0.25)        (0.10)
March 1, 2007 to February 29, 2008 .............     $12.70      0.29(5)         0.18            (0.28)        (0.16)
March 1, 2006 to February 28, 2007 .............     $12.92      0.26(5)         0.46            (0.23)        (0.71)
March 1, 2005 to February 28, 2006 .............     $12.48      0.14            0.44            (0.11)        (0.03)
Class C
March 1, 2010 to August 31, 2010 (Unaudited) ...     $12.19      0.07            0.31            (0.08)         0.00
March 1, 2009 to February 28, 2010 .............     $10.27      0.16(5)         1.96            (0.20)        (0.00)(6)
March 1, 2008 to February 28, 2009 .............     $12.85      0.22(5)        (2.45)           (0.25)        (0.10)
March 1, 2007 to February 29, 2008 .............     $12.82      0.29(5)         0.19            (0.29)        (0.16)
March 1, 2006 to February 28, 2007 .............     $13.04      0.26(5)         0.45            (0.22)        (0.71)
March 1, 2005 to February 28, 2006 .............     $12.59      0.14            0.45            (0.11)        (0.03)
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $12.14      0.13            0.30            (0.13)         0.00
March 1, 2009 to February 28, 2010 .............     $10.24      0.27(5)         1.95            (0.32)        (0.00)(6)
March 1, 2008 to February 28, 2009 .............     $12.82      0.34(5)        (2.44)           (0.38)        (0.10)
March 1, 2007 to February 29, 2008 .............     $12.79      0.42(5)         0.20            (0.43)        (0.16)
March 1, 2006 to February 28, 2007 .............     $13.01      0.40(5)         0.45            (0.36)        (0.71)
March 1, 2005 to February 28, 2006 .............     $12.57      0.26            0.46            (0.25)        (0.03)
Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $12.15      0.15            0.30            (0.15)         0.00
March 1, 2009 to February 28, 2010 .............     $10.24      0.31(5)         1.95            (0.35)        (0.00)(6)
March 1, 2008 to February 28, 2009 .............     $12.81      0.37(5)        (2.43)           (0.41)        (0.10)
March 1, 2007 to February 29, 2008 .............     $12.78      0.44(5)         0.21            (0.46)        (0.16)
March 1, 2006 to February 28, 2007 .............     $13.01      0.44(5)         0.43            (0.39)        (0.71)
March 1, 2005 to February 28, 2006 .............     $12.57      0.28            0.46            (0.27)        (0.03)
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $12.12      0.15(5)         0.28            (0.13)         0.00
March 1, 2009 to February 28, 2010 .............     $10.22      0.27(5)         1.94            (0.31)        (0.00)(6)
March 1, 2008 to February 28, 2009 .............     $12.80      0.33(5)        (2.43)           (0.38)        (0.10)
March 1, 2007 to February 29, 2008 .............     $12.78      0.40(5)         0.21            (0.43)        (0.16)
January 31, 2007(4) to February 28, 2007 .......     $12.66      0.04(5)         0.08             0.00          0.00
TARGET 2015
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $ 9.15      0.07            0.20            (0.09)         0.00
March 1, 2009 to February 28, 2010 .............     $ 7.31      0.17(5)         1.82            (0.15)         0.00
March 1, 2008 to February 28, 2009 .............     $10.04      0.24(5)        (2.37)           (0.30)         0.00
June 29, 2007(4) to February 29, 2008 ..........     $10.00      0.20(5)        (0.11)           (0.05)         0.00
Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $ 9.05      0.11(5)         0.17            (0.10)         0.00
March 1, 2009 to February 28, 2010 .............     $ 7.23      0.21(5)         1.77            (0.16)         0.00
March 1, 2008 to February 28, 2009 .............     $ 9.92      0.25(5)        (2.33)           (0.31)         0.00
June 29, 2007(4) to February 29, 2008 ..........     $10.00      0.19(5)        (0.10)           (0.17)         0.00
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ...     $ 9.16      0.10            0.16            (0.08)         0.00
March 1, 2009 to February 28, 2010 .............     $ 7.32      0.15(5)         1.83            (0.14)         0.00
March 1, 2008 to February 28, 2009 .............     $10.03      0.22(5)        (2.34)           (0.29)         0.00
June 29, 2007(4) to February 29, 2008 ..........     $10.00      0.19(5)        (0.10)           (0.06)         0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 39


Financial Highlights

                                   Ratio to Average
                                Net Assets (Annualized)
              Ending    --------------------------------------
            Net Asset       Net                                               Portfolio    Net Assets at
Return of   Value Per   Investment      Gross          Net         Total      Turnover     End of Period
 Capital      Share       Income     Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   ---------   ----------   -----------   -----------   ---------   ----------   ---------------


   0.00       $12.33       2.00%        1.11%         1.00%         3.44%        12%          $ 41,288
   0.00       $12.04       2.16%        1.16%         1.10%        21.64%        86%          $ 42,316
   0.00       $10.15       2.62%        1.25%         1.18%       (16.98)%       43%          $ 39,175
   0.00       $12.71       2.99%        1.25%         1.18%         4.67%        61%          $ 60,969
   0.00       $12.68       2.78%        1.27%         1.20%         6.40%       152%          $ 69,835
   0.00       $12.91       1.72%        1.33%         1.25%         5.39%        38%          $ 74,437

   0.00       $12.39       1.26%        1.86%         1.75%         3.09%        12%          $  1,910
   0.00       $12.10       1.45%        1.92%         1.86%        20.69%        86%          $  2,716
   0.00       $10.18       1.87%        2.00%         1.93%       (17.58)%       43%          $  4,269
   0.00       $12.73       2.25%        2.00%         1.93%         3.81%        61%          $  9,715
   0.00       $12.70       2.01%        2.02%         1.96%         5.65%       152%          $ 15,211
   0.00       $12.92       0.98%        2.08%         2.00%         4.64%        38%          $ 19,711

   0.00       $12.49       1.25%        1.86%         1.75%         3.10%        12%          $  2,671
   0.00       $12.19       1.42%        1.91%         1.85%        20.76%        86%          $  2,580
   0.00       $10.27       1.87%        2.00%         1.93%       (17.59)%       43%          $  2,464
   0.00       $12.85       2.23%        2.00%         1.93%         3.81%        61%          $  3,609
   0.00       $12.82       2.02%        2.02%         1.96%         5.59%       152%          $  4,194
   0.00       $13.04       0.97%        2.08%         2.00%         4.69%        38%          $  4,729

   0.00       $12.44       2.18%        0.94%         0.83%         3.58%        12%          $180,500
   0.00       $12.14       2.36%        0.98%         0.86%        21.86%        86%          $172,322
   0.00       $10.24       2.92%        1.07%         0.88%       (16.73)%       43%          $110,425
   0.00       $12.82       3.26%        1.07%         0.88%         4.95%        61%          $138,418
   0.00       $12.79       3.09%        1.09%         0.90%         6.75%       152%          $ 99,261
   0.00       $13.01       2.02%        1.14%         0.95%         5.76%        38%          $ 87,473

   0.00       $12.45       2.53%        0.67%         0.48%         3.83%        12%          $397,862
   0.00       $12.15       2.63%        0.71%         0.59%        22.15%        86%          $359,320
   0.00       $10.24       3.15%        0.80%         0.65%       (16.47)%       43%          $239,731
   0.00       $12.81       3.45%        0.81%         0.65%         5.18%        61%          $206,461
   0.00       $12.78       3.41%        0.81%         0.67%         6.89%       152%          $ 80,427
   0.00       $13.01       2.23%        0.88%         0.75%         5.97%        38%          $ 25,023

   0.00       $12.42       2.11%        1.20%         0.89%         3.56%        12%          $ 30,201
   0.00       $12.12       2.27%        1.26%         0.92%        21.86%        86%          $ 25,103
   0.00       $10.22       2.86%        1.36%         0.94%       (16.78)%       43%          $ 11,265
   0.00       $12.80       3.10%        1.39%         0.94%         4.89%        61%          $  4,856
   0.00       $12.78       3.30%        1.36%         0.88%         0.95%       152%          $    166


   0.00       $ 9.33       1.40%        0.94%         0.84%         2.92%         8%          $ 48,548
   0.00       $ 9.15       1.89%        1.03%         0.86%        27.28%        77%          $ 42,190
  (0.30)      $ 7.31       2.69%        1.37%         0.89%       (22.21)%       41%          $ 12,138
   0.00       $10.04       2.90%        3.58%         0.56%         0.88%        54%          $  9,354

   0.00       $ 9.23       2.33%        0.67%         0.49%         3.12%         8%          $291,035
   0.00       $ 9.05       2.43%        0.72%         0.54%        27.56%        77%          $235,807
  (0.30)      $ 7.23       2.91%        1.06%         0.66%       (22.00)%       41%          $ 22,002
   0.00       $ 9.92       2.91%        3.71%         0.53%         0.92%        54%          $ 10,088

   0.00       $ 9.34       1.80%        1.21%         0.90%         2.89%         8%          $117,715
   0.00       $ 9.16       1.75%        1.31%         0.93%        27.19%        77%          $ 43,004
  (0.30)      $ 7.32       2.62%        1.60%         0.95%       (22.15)%       41%          $  8,959
   0.00       $10.03       2.85%        3.79%         0.60%         0.85%        54%          $  2,249

              40 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net      Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share     Income (Loss)   on Investments       Income      Realized Gains
                                                    ---------   -------------   --------------   -------------   --------------
TARGET 2020
Class A
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.54       0.11              0.14            (0.10)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 9.58       0.21(5)           2.97            (0.22)         (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $13.78       0.26(5)          (4.04)           (0.27)         (0.15)
March 1, 2007 to February 29, 2008 ..............     $14.22       0.33(5)          (0.08)           (0.32)         (0.37)
March 1, 2006 to February 28, 2007 ..............     $14.24       0.28(5)           1.04            (0.27)         (1.07)
March 1, 2005 to February 28, 2006 ..............     $13.44       0.19              0.80            (0.19)          0.00
Class B
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.41       0.06(5)           0.14            (0.04)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 9.50       0.12(5)           2.95            (0.16)         (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $13.66       0.17(5)          (4.01)           (0.17)         (0.15)
March 1, 2007 to February 29, 2008 ..............     $14.09       0.20(5)          (0.06)           (0.20)         (0.37)
March 1, 2006 to February 28, 2007 ..............     $14.12       0.18(5)           1.02            (0.16)         (1.07)
March 1, 2005 to February 28, 2006 ..............     $13.33       0.10              0.77            (0.08)          0.00
Class C
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.51       0.06(5)           0.14            (0.06)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 9.58       0.12(5)           2.98            (0.17)         (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $13.78       0.17(5)          (4.05)           (0.17)         (0.15)
March 1, 2007 to February 29, 2008 ..............     $14.21       0.21(5)          (0.06)           (0.21)         (0.37)
March 1, 2006 to February 28, 2007 ..............     $14.23       0.18(5)           1.03            (0.16)         (1.07)
March 1, 2005 to February 28, 2006 ..............     $13.43       0.09              0.79            (0.08)          0.00
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.70       0.12(5)           0.14            (0.11)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 9.71       0.23(5)           3.01            (0.25)         (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $13.96       0.30(5)          (4.09)           (0.31)         (0.15)
March 1, 2007 to February 29, 2008 ..............     $14.39       0.36(5)          (0.06)           (0.36)         (0.37)
March 1, 2006 to February 28, 2007 ..............     $14.40       0.33(5)           1.04            (0.31)         (1.07)
March 1, 2005 to February 28, 2006 ..............     $13.58       0.23              0.82            (0.23)          0.00
Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.73       0.14(5)           0.15            (0.13)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 9.73       0.27(5)           3.01            (0.28)         (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $13.98       0.32(5)          (4.08)           (0.34)         (0.15)
March 1, 2007 to February 29, 2008 ..............     $14.41       0.39(5)          (0.06)           (0.39)         (0.37)
March 1, 2006 to February 28, 2007 ..............     $14.41       0.36(5)           1.05            (0.34)         (1.07)
March 1, 2005 to February 28, 2006 ..............     $13.60       0.25              0.81            (0.25)          0.00
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.70       0.12(5)           0.14            (0.11)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 9.71       0.22(5)           3.02            (0.25)         (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $13.96       0.29(5)          (4.08)           (0.31)         (0.15)
March 1, 2007 to February 29, 2008 ..............     $14.40       0.33(5)          (0.03)           (0.37)         (0.37)
January 31, 2007 to February 28, 2007 ...........     $14.30       0.02(5)           0.08             0.00           0.00
TARGET 2025
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.69       0.08(5)           0.02            (0.06)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 6.25      (0.04)(5)          2.61            (0.13)          0.00
March 1, 2008 to February 28, 2009 ..............     $ 9.53       0.20(5)          (3.29)           (0.19)          0.00
June 29, 2007 to February 29, 2008 ..............     $10.00       0.14(5)          (0.57)           (0.04)          0.00
Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.68       0.09(5)           0.02            (0.09)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 6.24       0.18(5)           2.39            (0.13)          0.00
March 1, 2008 to February 28, 2009 ..............     $ 9.49       0.20(5)          (3.26)           (0.19)          0.00
June 29, 2007 to February 29, 2008 ..............     $10.00       0.14(5)          (0.55)           (0.10)          0.00
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.68       0.07(5)           0.02            (0.06)          0.00
March 1, 2009 to February 28, 2010 ..............     $ 6.25      (0.08)(5)          2.64            (0.13)          0.00
March 1, 2008 to February 28, 2009 ..............     $ 9.51       0.18(5)          (3.26)           (0.18)          0.00
June 29, 2007 to February 29, 2008 ..............     $10.00       0.14(5)          (0.57)           (0.06)          0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 41


Financial Highlights

  Ending    Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------                  Portfolio    Net Assets at
Value Per   Net Investment      Gross         Net          Total      Turnover     End of Period
  Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ----------   ---------------


  $12.69         1.73%          1.09%         1.02%        2.03%         22%      $   70,421
  $12.54         1.77%          1.15%         1.11%       33.45%         66%      $   72,653
  $ 9.58         2.10%          1.25%         1.20%      (27.90)%        38%      $   59,671
  $13.78         2.17%          1.27%         1.20%        1.60%         48%      $  124,555
  $14.22         1.98%          1.28%         1.22%        9.49%        135%      $  152,049
  $14.24         1.39%          1.32%         1.25%        7.44%         30%      $  155,896


  $12.57         0.99%          1.84%         1.78%        1.61%         22%      $    3,460
  $12.41         1.04%          1.90%         1.86%       32.44%         66%      $    5,030
  $ 9.50         1.36%          2.00%         1.95%      (28.43)%        38%      $    5,495
  $13.66         1.43%          2.02%         1.95%        0.87%         48%      $   11,516
  $14.09         1.23%          2.03%         1.97%        8.67%        135%      $   16,841
  $14.12         0.66%          2.06%         2.00%        6.58%         30%      $   18,833


  $12.65         0.98%          1.84%         1.77%        1.68%         22%      $    2,944
  $12.51         1.00%          1.90%         1.86%       32.35%         66%      $    2,752
  $ 9.58         1.36%          2.00%         1.95%      (28.46)%        38%      $    1,840
  $13.78         1.42%          2.02%         1.95%        0.90%         48%      $    3,318
  $14.21         1.23%          2.03%         1.97%        8.67%        135%      $    4,083
  $14.23         0.65%          2.07%         2.00%        6.64%         30%      $    3,887


  $12.85         1.90%          0.91%         0.85%        2.09%         22%      $  376,078
  $12.70         1.96%          0.97%         0.88%       33.64%         66%      $  342,078
  $ 9.71         2.42%          1.07%         0.90%      (27.66)%        38%      $  196,606
  $13.96         2.44%          1.09%         0.90%        1.96%         48%      $  234,169
  $14.39         2.28%          1.10%         0.92%        9.77%        135%      $  176,133
  $14.40         1.69%          1.12%         0.95%        7.83%         30%      $  148,494


  $12.89         2.25%          0.65%         0.50%        2.33%         22%      $  946,312
  $12.73         2.22%          0.69%         0.60%       33.98%         66%      $  822,479
  $ 9.73         2.63%          0.81%         0.67%      (27.46)%        38%      $  414,090
  $13.98         2.63%          0.82%         0.67%        2.18%         48%      $  367,360
  $14.41         2.48%          0.83%         0.69%       10.07%        135%      $  164,260
  $14.41         1.90%          0.87%         0.75%        7.96%         30%      $   50,928



  $12.85         1.83%          1.18%         0.91%        2.16%         22%      $   76,682
  $12.70         1.84%          1.24%         0.94%       33.51%         66%      $   53,535
  $ 9.71         2.34%          1.36%         0.96%      (27.70)%        38%      $   15,254
  $13.96         2.27%          1.41%         0.96%        1.91%         48%      $   12,140
  $14.40         2.08%          1.39%         0.89%        0.70%        135%      $      296


  $ 8.73         0.44%          0.91%         0.85%        1.08%         15%      $   46,573
  $ 8.69        (0.51)%         1.01%         0.89%       41.33%         54%      $   39,111
  $ 6.25         2.42%          1.35%         0.63%      (32.95)%        35%      $    9,410
  $ 9.53         2.13%          3.68%         0.51%       (4.30)%        42%      $    7,206


  $ 8.70         0.53%          0.64%         0.50%        1.24%         15%      $1,064,409
  $ 8.68         2.07%          0.66%         0.53%       41.46%         54%      $1,057,514
  $ 6.24         2.50%          1.07%         0.53%      (32.81)%        35%      $   26,335
  $ 9.49         2.09%          3.41%         0.47%       (4.16)%        42%      $   17,248


  $ 8.71         0.42%          1.18%         0.91%        0.99%         15%      $  204,175
  $ 8.68        (0.93)%         1.29%         0.95%       41.19%         54%      $   70,228
  $ 6.25         2.32%          1.60%         0.70%      (32.90)%        35%      $    9,564
  $ 9.51         2.19%          4.33%         0.52%       (4.29)%        42%      $    2,432

              42 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net      Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share         Income      on Investments       Income      Realized Gains
                                                    ---------   -------------   --------------   -------------   --------------
TARGET 2030
Class A
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.65       0.09(5)          (0.08)         (0.08)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.65       0.15(5)           4.00          (0.15)           (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $14.36       0.21(5)          (5.55)         (0.20)           (0.17)
March 1, 2007 to February 29, 2008 ..............     $15.16       0.24(5)          (0.32)         (0.23)           (0.49)
March 1, 2006 to February 28, 2007 ..............     $15.04       0.20(5)           1.44          (0.20)           (1.32)
March 1, 2005 to February 28, 2006 ..............     $14.21       0.16(5)           1.05          (0.15)           (0.23)
Class B
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.41       0.04(5)          (0.07)         (0.04)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.49       0.07(5)           3.91          (0.06)           (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $14.09       0.11(5)          (5.44)         (0.10)           (0.17)
March 1, 2007 to February 29, 2008 ..............     $14.88       0.12(5)          (0.31)         (0.11)           (0.49)
March 1, 2006 to February 28, 2007 ..............     $14.79       0.09(5)           1.41          (0.09)           (1.32)
March 1, 2005 to February 28, 2006 ..............     $13.97       0.05(5)           1.04          (0.04)           (0.23)
Class C
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.43       0.04(5)          (0.08)         (0.04)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.50       0.06(5)           3.93          (0.06)           (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $14.11       0.11(5)          (5.45)         (0.10)           (0.17)
March 1, 2007 to February 29, 2008 ..............     $14.91       0.12(5)          (0.32)         (0.11)           (0.49)
March 1, 2006 to February 28, 2007 ..............     $14.82       0.09(5)           1.41          (0.09)           (1.32)
March 1, 2005 to February 28, 2006 ..............     $14.00       0.05(5)           1.05          (0.05)           (0.23)
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.79       0.10(5)          (0.08)         (0.09)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.74       0.17(5)           4.06          (0.18)           (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $14.50       0.24(5)          (5.59)         (0.24)           (0.17)
March 1, 2007 to February 29, 2008 ..............     $15.31       0.28(5)          (0.32)         (0.28)           (0.49)
March 1, 2006 to February 28, 2007 ..............     $15.18       0.25(5)           1.45          (0.25)           (1.32)
March 1, 2005 to February 28, 2006 ..............     $14.33       0.20(5)           1.08          (0.20)           (0.23)
Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.79       0.12(5)          (0.07)         (0.12)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.75       0.21(5)           4.03          (0.20)           (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $14.51       0.26(5)          (5.58)         (0.27)           (0.17)
March 1, 2007 to February 29, 2008 ..............     $15.31       0.31(5)          (0.31)         (0.31)           (0.49)
March 1, 2006 to February 28, 2007 ..............     $15.18       0.26(5)           1.47          (0.28)           (1.32)
March 1, 2005 to February 28, 2006 ..............     $14.33       0.23(5)           1.07          (0.22)           (0.23)
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.77       0.09(5)          (0.07)         (0.09)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.74       0.16(5)           4.04          (0.17)           (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $14.50       0.22(5)          (5.58)         (0.23)           (0.17)
March 1, 2007 to February 29, 2008 ..............     $15.31       0.25(5)          (0.29)         (0.28)           (0.49)
January 31, 2007 to February 28, 2007 ...........     $15.29       0.01(5)           0.01           0.00             0.00
Target 2035
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.22       0.05             (0.11)         (0.05)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.40       0.09(5)           2.81          (0.08)            0.00
March 1, 2008 to February 28, 2009 ..............     $ 9.24       0.14(5)          (3.84)         (0.14)            0.00
June 29, 2007 to February 29, 2008 ..............     $10.00       0.10(5)          (0.85)         (0.01)            0.00
Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.19       0.07             (0.11)         (0.07)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.36       0.11(5)           2.82          (0.10)            0.00
March 1, 2008 to February 28, 2009 ..............     $ 9.15       0.14(5)          (3.80)         (0.13)            0.00
June 29, 2007 to February 29, 2008 ..............     $10.00       0.10(5)          (0.84)         (0.11)            0.00
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.24       0.05             (0.10)         (0.05)            0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.42       0.08(5)           2.82          (0.08)            0.00
March 1, 2008 to February 28, 2009 ..............     $ 9.24       0.12(5)          (3.82)         (0.12)            0.00
June 29, 2007 to February 29, 2008 ..............     $10.00       0.10(5)          (0.86)         (0.00)(6)         0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 43


Financial Highlights

  Ending    Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------                  Portfolio    Net Assets at
Value Per   Net Investment      Gross         Net          Total      Turnover     End of Period
  Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ----------   ---------------


  $12.58         1.27%          1.10%          1.03%        0.11%        11%          $ 52,855
  $12.65         1.32%          1.16%          1.12%       48.17%        43%          $ 55,735
  $ 8.65         1.64%          1.28%          1.21%      (37.78)%       33%          $ 45,556
  $14.36         1.53%          1.29%          1.21%       (0.77)%       36%          $ 95,985
  $15.16         1.33%          1.31%          1.23%       11.20%       109%          $110,904
  $15.04         1.08%          1.34%          1.25%        8.63%        24%          $110,900

  $12.34         0.52%          1.86%          1.79%       (0.27)%       11%          $  2,434
  $12.41         0.60%          1.92%          1.88%       46.98%        43%          $  3,173
  $ 8.49         0.90%          2.03%          1.96%      (38.22)%       33%          $  3,233
  $14.09         0.79%          2.04%          1.96%       (1.50)%       36%          $  7,358
  $14.88         0.59%          2.06%          1.98%       10.35%       109%          $ 10,955
  $14.79         0.35%          2.09%          2.00%        7.86%        24%          $ 12,518

  $12.35         0.53%          1.85%          1.78%       (0.32)%       11%          $  1,713
  $12.43         0.58%          1.91%          1.87%       47.11%        43%          $  1,671
  $ 8.50         0.89%          2.02%          1.96%      (38.22)%       33%          $  1,261
  $14.11         0.77%          2.04%          1.96%       (1.53)%       36%          $  2,385
  $14.91         0.59%          2.06%          1.98%       10.34%       109%          $  2,592
  $14.82         0.33%          2.10%          2.00%        7.89%        24%          $  3,159

  $12.72         1.46%          0.93%          0.86%        0.17%        11%          $286,980
  $12.79         1.49%          0.98%          0.89%       48.60%        43%          $254,340
  $ 8.74         1.93%          1.10%          0.91%      (37.56)%       33%          $117,363
  $14.50         1.79%          1.11%          0.91%       (0.53)%       36%          $162,897
  $15.31         1.61%          1.13%          0.93%       11.50%       109%          $110,742
  $15.18         1.37%          1.14%          0.95%        9.03%        24%          $ 81,874

  $12.72         1.81%          0.66%          0.51%        0.35%        11%          $736,088
  $12.79         1.74%          0.71%          0.61%       48.76%        43%          $639,598
  $ 8.75         2.15%          0.83%          0.68%      (37.38)%       33%          $265,829
  $14.51         1.97%          0.85%          0.68%       (0.24)%       36%          $263,663
  $15.31         1.71%          0.86%          0.70%       11.73%       109%          $ 94,881
  $15.18         1.60%          0.89%          0.75%        9.24%        24%          $ 26,726

  $12.70         1.41%          1.19%          0.92%        0.17%        11%          $ 59,041
  $12.77         1.36%          1.25%          0.94%       48.33%        43%          $ 46,963
  $ 8.74         1.84%          1.39%          0.97%      (37.58)%       33%          $ 13,400
  $14.50         1.62%          1.43%          0.97%       (0.52)%       36%          $  9,799
  $15.31         0.95%          1.40%          0.87%        0.13%       109%          $    455


  $ 8.11         1.34%          0.95%          0.87%       (0.70)%        3%          $ 31,931
  $ 8.22         1.20%          1.06%          0.89%       53.96%        34%          $ 25,950
  $ 5.40         1.83%          1.60%          0.83%      (40.58)%       30%          $  4,101
  $ 9.24         1.58%          5.39%          0.53%       (7.52)%       33%          $  3,524

  $ 8.08         1.69%          0.68%          0.52%       (0.54)%        3%          $215,054
  $ 8.19         1.40%          0.75%          0.57%       54.85%        34%          $170,172
  $ 5.36         1.97%          1.31%          0.64%      (40.44)%       30%          $ 16,279
  $ 9.15         1.52%          5.64%          0.49%       (7.48)%       33%          $  8,983

  $ 8.14         1.27%          1.22%          0.93%       (0.60)%        3%          $155,708
  $ 8.24         1.09%          1.34%          0.95%       53.70%        34%          $ 60,611
  $ 5.42         1.69%          1.82%          0.92%      (40.50)%       30%          $  7,025
  $ 9.24         1.59%          5.74%          0.50%       (7.59)%       33%          $  1,736

              44 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net      Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share         Income      on Investments       Income      Realized Gains
                                                    ---------   -------------   --------------   -------------   --------------
TARGET 2040
Class A
March 1, 2010 to August 31, 2010 (Unaudited) ....     $13.60         0.08           (0.24)           (0.08)         0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.73         0.12(5)         4.87            (0.12)        (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $16.04         0.19(5)        (6.92)           (0.18)        (0.40)
March 1, 2007 to February 29, 2008 ..............     $17.42         0.22(5)        (0.49)           (0.22)        (0.89)
March 1, 2006 to February 28, 2007 ..............     $16.69         0.17(5)         1.85            (0.18)        (1.11)
March 1, 2005 to February 28, 2006 ..............     $15.27         0.14(5)         1.42            (0.14)         0.00

Class B
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.99         0.02(5)        (0.23)           (0.02)         0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.35         0.10(5)         4.57            (0.03)        (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $15.40         0.09(5)        (6.64)           (0.10)        (0.40)
March 1, 2007 to February 29, 2008 ..............     $16.75         0.09(5)        (0.47)           (0.08)        (0.89)
March 1, 2006 to February 28, 2007 ..............     $16.10         0.04(5)         1.78            (0.06)        (1.11)
March 1, 2005 to February 28, 2006 ..............     $14.72         0.03(5)         1.36            (0.01)         0.00

Class C
March 1, 2010 to August 31, 2010 (Unaudited) ....     $12.95         0.02           (0.22)           (0.03)         0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.33         0.05(5)         4.61            (0.04)        (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $15.36         0.09(5)        (6.62)           (0.10)        (0.40)
March 1, 2007 to February 29, 2008 ..............     $16.73         0.08(5)        (0.47)           (0.09)        (0.89)
March 1, 2006 to February 28, 2007 ..............     $16.08         0.04(5)         1.78            (0.06)        (1.11)
March 1, 2005 to February 28, 2006 ..............     $14.71         0.03(5)         1.36            (0.02)         0.00

Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $13.82         0.10           (0.25)           (0.09)         0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.88         0.16(5)         4.93            (0.15)        (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $16.29         0.23(5)        (7.02)           (0.22)        (0.40)
March 1, 2007 to February 29, 2008 ..............     $17.67         0.27(5)        (0.49)           (0.27)        (0.89)
March 1, 2006 to February 28, 2007 ..............     $16.91         0.22(5)         1.88            (0.23)        (1.11)
March 1, 2005 to February 28, 2006 ..............     $15.48         0.19(5)         1.43            (0.19)         0.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $13.84         0.09           (0.22)           (0.11)         0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.88         0.18(5)         4.95            (0.17)        (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $16.29         0.25(5)        (7.02)           (0.24)        (0.40)
March 1, 2007 to February 29, 2008 ..............     $17.67         0.30(5)        (0.48)           (0.31)        (0.89)
March 1, 2006 to February 28, 2007 ..............     $16.91         0.24(5)         1.89            (0.26)        (1.11)
March 1, 2005 to February 28, 2006 ..............     $15.47         0.23(5)         1.43            (0.22)         0.00

Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $13.81         0.07           (0.23)           (0.09)         0.00
March 1, 2009 to February 28, 2010 ..............     $ 8.87         0.15(5)         4.93            (0.14)        (0.00)(6)
March 1, 2008 to February 28, 2009 ..............     $16.28         0.21(5)        (7.01)           (0.21)        (0.40)
March 1, 2007 to February 29, 2008 ..............     $17.67         0.23(5)        (0.46)           (0.27)        (0.89)
January 31, 2007 to February 28, 2007 ...........     $17.69         0.01(5)        (0.03)            0.00          0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 45


Financial Highlights

            Ratio to Average Net Assets (Annualized)
  Ending    ----------------------------------------
Net Asset                                                             Portfolio    Net Assets at
Value Per   Net Investment      Gross         Net          Total      Turnover     End of Period
  Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ----------   ---------------


  $13.36         1.09%          1.12%         1.04%       (1.21)%         4%          $ 95,768
  $13.60         1.03%          1.17%         1.12%       57.33%         29%          $100,278
  $ 8.73         1.39%          1.30%         1.22%      (42.65)%        29%          $ 67,928
  $16.04         1.22%          1.29%         1.22%       (2.02)%        31%          $142,158
  $17.42         0.99%          1.30%         1.23%       12.31%        100%          $166,671
  $16.69         0.92%          1.27%         1.25%       10.28%         11%          $163,232


  $12.76         0.35%          1.87%         1.79%       (1.59)%         4%          $  3,027
  $12.99         0.86%          1.93%         1.89%       56.01%         29%          $  3,876
  $ 8.35         0.65%          2.05%         1.97%      (43.10)%        29%          $  3,623
  $15.40         0.50%          2.04%         1.97%       (2.69)%        31%          $  9,899
  $16.75         0.26%          2.05%         1.98%       11.42%        100%          $ 16,692
  $16.10         0.19%          2.02%         2.00%        9.47%         11%          $ 19,547


  $12.72         0.34%          1.87%         1.79%       (1.54)%         4%          $  2,214
  $12.95         0.41%          1.92%         1.87%       56.02%         29%          $  2,226
  $ 8.33         0.65%          2.05%         1.97%      (43.07)%        29%          $  1,362
  $15.36         0.46%          2.04%         1.97%       (2.75)%        31%          $  3,023
  $16.73         0.24%          2.05%         1.98%       11.46%        100%          $  3,437
  $16.08         0.17%          2.02%         2.00%        9.49%         11%          $  3,376


  $13.58         0.57%          0.95%         0.87%       (1.10)%         4%          $196,386
  $13.82         1.26%          0.99%         0.90%       57.54%         29%          $176,917
  $ 8.88         1.67%          1.12%         0.92%      (42.46)%        29%          $ 72,233
  $16.29         1.49%          1.11%         0.92%       (1.69)%        31%          $117,859
  $17.67         1.26%          1.12%         0.93%       12.67%        100%          $ 90,981
  $16.91         1.22%          1.08%         0.95%       10.55%         11%          $ 52,239


  $13.60         3.57%          0.68%         0.52%       (0.94)%         4%          $431,310
  $13.84         1.42%          0.72%         0.62%       58.11%         29%          $377,937
  $ 8.88         1.88%          0.85%         0.69%      (42.36)%        29%          $136,386
  $16.29         1.66%          0.85%         0.69%       (1.47)%        31%          $125,256
  $17.67         1.39%          0.85%         0.71%       12.90%        100%          $ 44,459
  $16.91         1.42%          0.83%         0.75%       10.83%         11%          $ 15,322


  $13.56         1.08%          1.21%         0.93%       (1.19)%         4%          $ 27,761
  $13.81         1.16%          1.27%         0.96%       57.54%         29%          $ 20,959
  $ 8.87         1.58%          1.41%         0.98%      (42.51)%        29%          $  6,970
  $16.28         1.29%          1.43%         0.98%       (1.74)%        31%          $  5,133
  $17.67         0.51%          1.39%         0.88%       (0.11)%       100%          $    305

              46 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net      Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share         Income      on Investments       Income      Realized Gains
                                                    ---------   -------------   --------------   -------------   --------------
TARGET 2045
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.12        0.05(5)          (0.15)          (0.05)           0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.21        0.08(5)           2.92           (0.07)          (0.02)
March 1, 2008 to February 28, 2009 ..............     $ 9.18        0.12(5)          (3.94)          (0.15)           0.00
June 29, 2007 to February 29, 2008 ..............     $10.00        0.09(5)          (0.91)           0.00            0.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.08        0.07(5)          (0.16)          (0.06)           0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.19        0.10(5)           2.90           (0.09)          (0.02)
March 1, 2008 to February 28, 2009 ..............     $ 9.09        0.13(5)          (3.91)          (0.12)           0.00
June 29, 2007 to February 29, 2008 ..............     $10.00        0.09(5)          (0.90)          (0.10)           0.00
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.14        0.05(5)          (0.16)          (0.04)           0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.23        0.09(5)           2.91           (0.07)          (0.02)
March 1, 2008 to February 28, 2009 ..............     $ 9.17        0.11(5)          (3.95)          (0.10)           0.00
June 29, 2007 to February 29, 2008 ..............     $10.00        0.09(5)          (0.92)           0.00            0.00

TARGET 2050
Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.10        0.06             (0.16)          (0.06)           0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.20        0.09              2.91           (0.07)          (0.03)
March 1, 2008 to February 28, 2009 ..............     $ 9.14        0.12(5)          (3.96)          (0.10)           0.00
June 29, 2007 to February 29, 2008 ..............     $10.00        0.08(5)          (0.92)          (0.02)           0.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.10        0.07             (0.15)          (0.07)           0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.20        0.10              2.92           (0.09)          (0.03)
March 1, 2008 to February 28, 2009 ..............     $ 9.13        0.13(5)          (3.94)          (0.12)           0.00
June 29, 2007 to February 29, 2008 ..............     $10.00        0.08(5)          (0.90)          (0.05)           0.00

Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) ....     $ 8.11        0.05             (0.16)          (0.05)           0.00
March 1, 2009 to February 28, 2010 ..............     $ 5.21        0.07              2.93           (0.07)          (0.03)
March 1, 2008 to February 28, 2009 ..............     $ 9.16        0.11(5)          (3.96)          (0.10)           0.00
June 29, 2007 to February 29, 2008 ..............     $10.00        0.07(5)          (0.91)           0.00            0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 47


Financial Highlights

  Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------                Portfolio    Net Assets at
Value Per   Net Investment      Gross         Net          Total      Turnover     End of Period
  Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ----------   ---------------


  $7.97          1.30%           1.01%        0.87%      (1.29)%          1%          $ 18,882
  $8.12          1.11%           1.22%        0.89%       57.87%         27%          $ 14,948
  $5.21          1.62%           2.34%        0.92%      (42.22)%        29%          $  1,656
  $9.18          1.45%          13.36%        0.56%       (8.20)%        30%          $    948


  $7.93          1.65%           0.74%        0.52%      (1.14)%          1%          $ 76,249
  $8.08          1.26%           0.95%        0.59%       58.02%         27%          $ 51,776
  $5.19          1.84%           2.02%        0.69%      (42.06)%        29%          $  8,287
  $9.09          1.46%          12.60%        0.53%       (8.12)%        30%          $  4,339


  $7.99          1.22%           1.28%        0.93%      (1.31)%          1%          $ 58,684
  $8.14          1.12%           1.51%        0.95%       57.49%         27%          $ 12,352
  $5.23          1.55%           2.58%        0.98%      (42.22)%        29%          $  1,205
  $9.17          1.43%          12.57%        0.56%       (8.30)%        30%          $    547

  $7.94          1.29%           0.95%        0.87%      (1.34)%          2%          $ 48,563
  $8.10          1.49%           1.04%        0.90%       57.99%         27%          $ 37,853
  $5.20          1.60%           1.48%        0.92%      (42.36)%        29%          $ 10,984
  $9.14          1.18%           5.13%        0.87%       (8.37)%        30%          $  5,420


  $7.95          1.64%           0.68%        0.52%      (1.06)%          2%          $402,552
  $8.10          1.19%           0.71%        0.57%       58.33%         27%          $389,918
  $5.20          1.80%           1.19%        0.69%      (42.19)%        29%          $ 26,763
  $9.13          1.32%           5.32%        0.67%       (8.26)%        30%          $  8,102


  $7.95          1.23%           1.21%        0.93%      (1.38)%          2%          $ 19,327
  $8.11          1.00%           1.28%        0.95%       57.89%         27%          $ 19,359
  $5.21          1.48%           1.73%        0.98%      (42.39)%        29%          $    983
  $9.16          1.06%           5.27%        0.94%       (8.40)%        30%          $    335

              48 Wells Fargo Advantage Dow Jones Target Date Funds


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund ("Target Today Fund"), Wells Fargo Advantage Dow Jones Target 2010 Fund ("Target 2010 Fund"), Wells Fargo Advantage Dow Jones Target 2015 Fund ("Target 2015 Fund"), Wells Fargo Advantage Dow Jones Target 2020 Fund ("Target 2020 Fund"), Wells Fargo Advantage Dow Jones Target 2025 Fund ("Target 2025 Fund"), Wells Fargo Advantage Dow Jones Target 2030 Fund ("Target 2030 Fund"), Wells Fargo Advantage Dow Jones Target 2035 Fund ("Target 2035 Fund"), Wells Fargo Advantage Dow Jones Target 2040 Fund ("Target 2040 Fund"), Wells Fargo Advantage Dow Jones Target 2045 Fund ("Target 2045 Fund"), and Wells Fargo Advantage Dow Jones Target 2050 Fund ("Target 2050 Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended August 31, 2010 are included this report and should be read in conjunction with each Fund's financial statements. As of August 31, 2010, the Funds own the following percentages of the Master Portfolio(s):

                                  Target   Target   Target   Target   Target   Target   Target   Target   Target   Target
                                   Today    2010     2015     2020     2025     2030     2035     2040     2045     2050
                                   Fund     Fund     Fund     Fund     Fund     Fund     Fund     Fund     Fund     Fund
                                  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Diversified Fixed Income
   Portfolio                        13%      17%      10%      27%      18%      10%       2%       2%      0%*       1%
Diversified Stock Portfolio          2%       4%       4%      16%      18%      19%       8%      16%      3%       10%
Short-Term Investment Portfolio      8%       9%       6%      20%      18%      15%       6%      10%      2%        6%

*    The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in the this report.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each

              Wells Fargo Advantage Dow Jones Target Date Funds 49


Notes to Financial Statements (Unaudited)

Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio's interest and dividend income.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At February 28, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                Expiration
                    ----------------------------------
                      2016       2017          2018
                    -------   ----------   -----------
TARGET TODAY FUND   $     0   $1,105,091   $ 2,076,159
TARGET 2010 FUND          0            0    13,672,598
TARGET 2015 FUND     21,683      530,766       374,000
TARGET 2020 FUND          0            0    39,392,331
TARGET 2025 FUND     35,733      446,219        45,471
TARGET 2030 FUND          0            0    33,734,530
TARGET 2040 FUND          0            0    25,416,664

At February 28, 2010, Target 2010 Fund had $146,823 in deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net

              50 Wells Fargo Advantage Dow Jones Target Date Funds


                                       Notes to Financial Statements (Unaudited)

assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, each Fund's investments in the Master Portfolios carried at fair value were designated as Level 2 inputs. Further details on the investments of the Master Portfolios can be found in each Master Portfolio's Portfolio of Investments which is contained elsewhere in this report.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an investment advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management is paid an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the six months ended August 31, 2010, the advisory fee was equivalent to an annual rate of 0.25% of each Fund's average daily net assets, except for Target 2020 Fund and Target 2025 Fund which each incurred advisory fees equivalent to an annual rate of 0.23% of each Fund's average daily net assets, Target 2030 Fund and Target 2040 Fund which each incurred advisory fees equivalent to an annual rate of 0.24% of each Fund's average daily net assets.

Funds Management also acts as adviser to each Master Portfolio and is entitled to receive fees from each Master Portfolio for those services.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Global Index Advisors, Inc. is the sub-adviser for each Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

              Wells Fargo Advantage Dow Jones Target Date Funds 51


Notes to Financial Statements (Unaudited)


                                               Administration Fees
                              Average Daily       (% of Average
                               Net Assets       Daily Net Assets)
                            ----------------   -------------------
Fund level                  First $5 billion           0.05%
                             Next $5 billion           0.04
                            Over $10 billion           0.03
Class A, Class B, Class C   All asset levels           0.26*
Administrator Class         All asset levels           0.10
Institutional Class         All asset levels           0.08
Investor Class              All asset levels           0.33**

* Prior to July 12, 2010, the class level administration fee Class A, Class B and Class C was 0.28%*

** Prior to July 12, 2010, the class level administration fee for Investor Class was 0.38%

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended August 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended August 31, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                              Contingent deferred sales charges
                    Front-end sales charges   ----------------------------------
                            Class A                    Class B   Class C
                    -----------------------            -------   -------
TARGET TODAY FUND           $ 6,527                     $  551      $551
TARGET 2010 FUND              2,499                        479       172
TARGET 2020 FUND             11,616                      3,012       113
TARGET 2030 FUND             26,898                        883         0
TARGET 2040 FUND             15,199                      2,793         0

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended August 31, 2010, were as follows:

              52 Wells Fargo Advantage Dow Jones Target Date Funds


                                       Notes to Financial Statements (Unaudited)

                    Purchases at Cost*   Sales Proceeds*
                    ------------------   ---------------
TARGET TODAY FUND      $222,569,539        $110,671,860
TARGET 2010 FUND        317,219,854         146,361,630
TARGET 2015 FUND        232,181,212          98,477,446
TARGET 2020 FUND        779,538,814         297,883,641
TARGET 2025 FUND        732,943,167         246,940,537
TARGET 2030 FUND        663,801,989         197,681,950
TARGET 2035 FUND        243,981,282          65,568,434
TARGET 2040 FUND        467,442,425         117,410,687
TARGET 2045 FUND         95,994,965          23,593,561
TARGET 2050 FUND        293,182,928          72,058,253

* Purchases and sales of investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the six months ended August 31, 2010, there were no borrowings by any Fund under the agreement.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                   Wells Fargo Advantage Master Portfolios 53


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CORPORATE BONDS & NOTES: 21.52%
CONSUMER DISCRETIONARY: 1.80%
AUTO COMPONENTS: 0.02%
$     250,000 JOHNSON CONTROLS INCORPORATED                                         4.88%     09/15/2013    $     270,851
      100,000 JOHNSON CONTROLS INCORPORATED                                         5.00      03/30/2020          110,144
      250,000 JOHNSON CONTROLS INCORPORATED                                         5.50      01/15/2016          282,580
                                                                                                                  663,575
                                                                                                            -------------
AUTOMOBILES: 0.07%
    1,200,000 DAIMLER FINANCE NA LLC                                                5.75      09/08/2011        1,255,843
      330,000 DAIMLER FINANCE NA LLC                                                6.50      11/15/2013          376,908
      200,000 DAIMLER FINANCE NA LLC                                                7.30      01/15/2012          215,251
      225,000 DAIMLER FINANCE NA LLC                                                8.50      01/18/2031          305,709
                                                                                                                2,153,711
                                                                                                            -------------
DIVERSIFIED CONSUMER SERVICES: 0.07%
      500,000 BOARD OF TRUSTEES OF THE LELAND STANFORD JUNIOR UNIVERSITY,
              STANFORD UNIVERSITY                                                   4.75      05/01/2019          579,930
       75,000 DARTMOUTH COLLEGE                                                     4.75      06/01/2019           84,903
      250,000 JOHNS HOPKINS UNIVERSITY                                              5.25      07/01/2019          287,680
      500,000 PRINCETON UNIVERSITY                                                  5.70      03/01/2039          606,840
      250,000 VANDERBILT UNIVERSITY                                                 5.25      04/01/2019          290,820
      225,000 YALE UNIVERSITY                                                       2.90      10/15/2014          238,630
                                                                                                                2,088,803
                                                                                                            -------------
HOTELS, RESTAURANTS & LEISURE: 0.13%
      250,000 DARDEN RESTAURANTS INCORPORATED                                       5.63      10/15/2012          271,033
      105,000 DARDEN RESTAURANTS INCORPORATED                                       6.20      10/15/2017          122,776
       20,000 DARDEN RESTAURANTS INCORPORATED                                       6.80      10/15/2037           23,577
      250,000 INTERNATIONAL GAME TECHNOLOGY                                         5.50      06/15/2020          265,922
      425,000 MARRIOTT INTERNATIONAL                                                5.81      11/10/2015          471,235
      100,000 MARRIOTT INTERNATIONAL SERIES J                                       5.63      02/15/2013          106,869
      100,000 MCDONALD'S CORPORATION                                                5.80      10/15/2017          120,723
      150,000 MCDONALD'S CORPORATION                                                6.30      10/15/2037          190,927
      100,000 MCDONALD'S CORPORATION SERIES MTN                                     4.30      03/01/2013          108,368
      400,000 MCDONALD'S CORPORATION SERIES MTN<<                                   5.35      03/01/2018          471,500
      600,000 MCDONALD'S CORPORATION SERIES MTN                                     6.30      03/01/2038          776,201
      250,000 YUM! BRANDS INCORPORATED                                              5.30      09/15/2019          281,292
      350,000 YUM! BRANDS INCORPORATED                                              6.25      03/15/2018          416,345
       50,000 YUM! BRANDS INCORPORATED                                              6.88      11/15/2037           61,775
                                                                                                                3,688,543
                                                                                                            -------------
HOUSEHOLD DURABLES: 0.07%
      300,000 FORTUNE BRANDS INCORPORATED                                           3.00      06/01/2012          304,154
      200,000 FORTUNE BRANDS INCORPORATED                                           5.38      01/15/2016          217,966
      250,000 FORTUNE BRANDS INCORPORATED                                           6.38      06/15/2014          282,980
       65,000 MDC HOLDINGS INCORPORATED                                             5.38      07/01/2015           66,899
      200,000 NEWELL RUBBERMAID INCORPORATED                                        4.70      08/15/2020          209,579
      200,000 NEWELL RUBBERMAID INCORPORATED                                        5.50      04/15/2013          216,626
      165,000 NEWELL RUBBERMAID INCORPORATED                                        6.25      04/15/2018          189,719
      115,000 WHIRLPOOL CORPORATION                                                 8.00      05/01/2012          125,548
      320,000 WHIRLPOOL CORPORATION                                                 8.60      05/01/2014          383,630
                                                                                                                1,997,101
                                                                                                            -------------
LEISURE EQUIPMENT & PRODUCTS: 0.01%
      155,000 HASBRO INCORPORATED                                                   6.35      03/15/2040          160,922
                                                                                                            -------------

                   54 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
MEDIA: 1.09%
$     180,000 CBS CORPORATION                                                       4.63%     05/15/2018    $     188,817
      300,000 CBS CORPORATION                                                       7.88      07/30/2030          367,228
      200,000 CBS CORPORATION                                                       8.88      05/15/2019          259,875
      100,000 COMCAST CORPORATION                                                   4.95      06/15/2016          110,497
      500,000 COMCAST CORPORATION                                                   5.15      03/01/2020          545,094
      800,000 COMCAST CORPORATION                                                   5.30      01/15/2014          890,469
    1,000,000 COMCAST CORPORATION                                                   5.70      07/01/2019        1,136,566
       75,000 COMCAST CORPORATION                                                   5.88      02/15/2018           86,331
      475,000 COMCAST CORPORATION                                                   5.90      03/15/2016          548,647
      500,000 COMCAST CORPORATION<<                                                 6.30      11/15/2017          589,820
      500,000 COMCAST CORPORATION                                                   6.40      03/01/2040          570,518
      900,000 COMCAST CORPORATION                                                   6.45      03/15/2037        1,024,773
      200,000 COMCAST CORPORATION                                                   6.50      11/15/2035          229,023
      650,000 COMCAST CORPORATION                                                   6.55      07/01/2039          752,760
      400,000 COMCAST CORPORATION                                                   6.95      08/15/2037          481,966
      285,000 DIRECTV HOLDINGS LLC                                                  3.55      03/15/2015          293,904
      330,000 DIRECTV HOLDINGS LLC                                                  5.20      03/15/2020          354,118
      145,000 DIRECTV HOLDINGS LLC                                                  6.35      03/15/2040          159,830
      620,000 DIRECTV HOLDINGS LLC                                                  7.63      05/15/2016          683,550
      500,000 DIRECTV HOLDINGS LLC                                                  4.75      10/01/2014          540,101
      250,000 DISCOVERY COMMUNICATIONS                                              3.70      06/01/2015          262,993
      500,000 DISCOVERY COMMUNICATIONS                                              5.05      06/01/2020          540,736
      250,000 DISCOVERY COMMUNICATIONS                                              6.35      06/01/2040          282,517
      800,000 HISTORIC TW INCORPORATED                                              6.63      05/15/2029          907,766
      250,000 MCGRAW-HILL COMPANY INCORPORATED                                      5.90      11/15/2017          281,548
      500,000 NBC UNIVERSAL INCORPORATED++                                          3.65      04/30/2015          524,450
      500,000 NBC UNIVERSAL INCORPORATED++                                          6.40      04/30/2040          559,852
      180,000 NEWS AMERICA INCORPORATED                                             5.30      12/15/2014          203,087
      450,000 NEWS AMERICA INCORPORATED                                             6.40      12/15/2035          505,103
      600,000 NEWS AMERICA INCORPORATED                                             6.65      11/15/2037          695,027
      800,000 NEWS AMERICA INCORPORATED                                             6.90      03/01/2019          975,045
      500,000 NEWS AMERICA INCORPORATED                                             6.90      08/15/2039          599,139
      250,000 NEWS AMERICA INCORPORATED                                             8.15      10/17/2036          320,830
       90,000 OMNICOM GROUP INCORPORATED                                            4.45      08/15/2020           92,253
      450,000 OMNICOM GROUP INCORPORATED                                            6.25      07/15/2019          526,397
       65,000 REED ELSEVIER CAPITAL INCORPORATED                                    4.63      06/15/2012           68,204
      500,000 REED ELSEVIER CAPITAL INCORPORATED                                    8.63      01/15/2019          657,592
      250,000 TIME WARNER CABLE INCORPORATED                                        3.50      02/01/2015          260,259
      535,000 TIME WARNER CABLE INCORPORATED                                        5.00      02/01/2020          570,155
      350,000 TIME WARNER CABLE INCORPORATED                                        5.40      07/02/2012          375,505
      150,000 TIME WARNER CABLE INCORPORATED                                        5.85      05/01/2017          171,071
      600,000 TIME WARNER CABLE INCORPORATED                                        6.20      07/01/2013          675,869
      250,000 TIME WARNER CABLE INCORPORATED                                        6.55      05/01/2037          285,127
    1,000,000 TIME WARNER CABLE INCORPORATED                                        6.75      07/01/2018        1,193,649
      500,000 TIME WARNER CABLE INCORPORATED                                        6.75      06/15/2039          586,900
      800,000 TIME WARNER CABLE INCORPORATED                                        7.30      07/01/2038          988,565
      150,000 TIME WARNER CABLE INCORPORATED                                        7.50      04/01/2014          176,520
      150,000 TIME WARNER CABLE INCORPORATED                                        8.25      02/14/2014          179,187
      650,000 TIME WARNER CABLE INCORPORATED                                        8.25      04/01/2019          833,661
      100,000 TIME WARNER CABLE INCORPORATED                                        8.75      02/14/2019          131,163
      250,000 TIME WARNER COMPANIES INCORPORATED                                    7.57      02/01/2024          312,810
      150,000 TIME WARNER ENTERTAINMENT COMPANY LP                                  8.38      07/15/2033          197,060
      500,000 TIME WARNER INCORPORATED                                              4.88      03/15/2020          536,069
    1,000,000 TIME WARNER INCORPORATED                                              5.88      11/15/2016        1,160,827
      300,000 TIME WARNER INCORPORATED                                              6.20      03/15/2040          330,249
       50,000 TIME WARNER INCORPORATED                                              6.50      11/15/2036           56,476

                   Wells Fargo Advantage Master Portfolios 55


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
MEDIA (continued)
$     825,000 TIME WARNER INCORPORATED                                              7.63%     04/15/2031    $   1,028,297
      300,000 TIME WARNER INCORPORATED                                              7.70      05/01/2032          377,794
      150,000 VIACOM INCORPORATED                                                   4.38      09/15/2014          162,278
      200,000 VIACOM INCORPORATED                                                   5.50      05/15/2033          195,172
      150,000 VIACOM INCORPORATED                                                   5.63      09/15/2019          172,883
      480,000 VIACOM INCORPORATED                                                   6.25      04/30/2016          559,493
       50,000 VIACOM INCORPORATED                                                   6.75      10/05/2037           59,344
      480,000 VIACOM INCORPORATED                                                   6.88      04/30/2036          571,247
      700,000 WALT DISNEY COMPANY                                                   4.50      12/15/2013          779,260
      500,000 WALT DISNEY COMPANY                                                   5.50      03/15/2019          598,286
      180,000 WALT DISNEY COMPANY                                                   6.38      03/01/2012          195,018
       75,000 WALT DISNEY COMPANY                                                   7.00      03/01/2032           99,532
      250,000 WALT DISNEY COMPANY SERIES MTN                                        5.63      09/15/2016          299,186
                                                                                                               31,935,338
                                                                                                            -------------
MULTILINE RETAIL: 0.15%
       65,000 KOHL'S CORPORATION                                                    6.00      01/15/2033           72,840
      500,000 KOHL'S CORPORATION                                                    6.25      12/15/2017          595,292
      135,000 NORDSTROM INCORPORATED                                                4.75      05/01/2020          143,932
      500,000 NORDSTROM INCORPORATED                                                6.25      01/15/2018          583,710
       60,000 NORDSTROM INCORPORATED                                                6.75      06/01/2014           70,240
      350,000 TARGET CORPORATION                                                    5.38      05/01/2017          405,713
    1,000,000 TARGET CORPORATION                                                    5.88      03/01/2012        1,073,218
      500,000 TARGET CORPORATION                                                    6.00      01/15/2018          604,464
      100,000 TARGET CORPORATION                                                    6.50      10/15/2037          123,816
      150,000 TARGET CORPORATION                                                    7.00      07/15/2031          193,481
      500,000 TARGET CORPORATION                                                    7.00      01/15/2038          654,757
                                                                                                                4,521,463
                                                                                                            -------------
SPECIALTY RETAIL: 0.18%
      150,000 AUTOZONE INCORPORATED                                                 5.75      01/15/2015          167,149
      450,000 AUTOZONE INCORPORATED                                                 6.50      01/15/2014          508,491
      550,000 HOME DEPOT INCORPORATED                                               5.25      12/16/2013          611,168
      680,000 HOME DEPOT INCORPORATED                                               5.40      03/01/2016          766,134
      750,000 HOME DEPOT INCORPORATED                                               5.88      12/16/2036          800,741
      200,000 LOWE'S COMPANIES INCORPORATED                                         4.63      04/15/2020          224,195
      400,000 LOWE'S COMPANIES INCORPORATED                                         5.00      10/15/2015          460,567
      110,000 LOWE'S COMPANIES INCORPORATED                                         5.80      04/15/2040          127,866
       75,000 LOWE'S COMPANIES INCORPORATED                                         6.50      03/15/2029           91,782
      350,000 LOWE'S COMPANIES INCORPORATED                                         6.65      09/15/2037          444,952
      500,000 STAPLES INCORPORATED                                                  9.75      01/15/2014          620,671
      250,000 TJX COMPANIES INCORPORATED                                            4.20      08/15/2015          276,310
       85,000 TJX COMPANIES INCORPORATED                                            6.95      04/15/2019          108,393
                                                                                                                5,208,419
                                                                                                            -------------
TEXTILES, APPAREL & LUXURY GOODS: 0.01%
       50,000 CINTAS CORPORATION                                                    6.15      08/15/2036           58,793
      100,000 VF CORPORATION                                                        5.95      11/01/2017          116,046
                                                                                                                  174,839
                                                                                                            -------------
CONSUMER STAPLES: 1.99%
BEVERAGES: 0.41%
      180,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 4.38      01/15/2013          191,411
      200,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.50      01/15/2018          225,520

                   56 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BEVERAGES (continued)
$      50,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.60%     03/01/2017    $      56,846
      250,000 ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.75      04/01/2036          271,932
      750,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           3.00      10/15/2012          773,861
      625,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           4.13      01/15/2015          669,696
      900,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           5.38      01/15/2020        1,013,819
      400,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                           6.38      01/15/2040          489,879
      150,000 BROWN-FORMAN CORPORATION                                              5.20      04/01/2012          159,652
      150,000 COCA-COLA COMPANY                                                     4.88      03/15/2019          173,109
      750,000 COCA-COLA COMPANY                                                     5.35      11/15/2017          883,289
      500,000 COCA-COLA ENTERPRISES INCORPORATED                                    4.50      08/15/2019          559,730
      100,000 COCA-COLA ENTERPRISES INCORPORATED                                    5.00      08/15/2013          110,775
      180,000 COCA-COLA ENTERPRISES INCORPORATED                                    6.75      09/15/2028          228,621
      250,000 COCA-COLA ENTERPRISES INCORPORATED                                    6.75      01/15/2038          337,999
      500,000 COCA-COLA ENTERPRISES INCORPORATED                                    7.38      03/03/2014          601,803
      120,000 COCA-COLA ENTERPRISES INCORPORATED                                    8.50      02/01/2022          171,545
      250,000 DR PEPPER SNAPPLE GROUP INCORPORATED                                  2.35      12/21/2012          254,622
      400,000 DR PEPPER SNAPPLE GROUP INCORPORATED                                  6.82      05/01/2018          492,685
      100,000 DR PEPPER SNAPPLE GROUP INCORPORATED                                  7.45      05/01/2038          135,553
      150,000 GRAND METROPOLITAN INVESTMENT CORPORATION                             7.45      04/15/2035          206,088
      100,000 PEPSI BOTTLING GROUP INCORPORATED SERIES B                            7.00      03/01/2029          132,063
      500,000 PEPSIAMERICAS INCORPORATED                                            4.38      02/15/2014          548,892
      200,000 PEPSICO INCORPORATED                                                  3.10      01/15/2015          212,689
      500,000 PEPSICO INCORPORATED                                                  3.75      03/01/2014          539,244
      200,000 PEPSICO INCORPORATED                                                  4.50      01/15/2020          222,133
      750,000 PEPSICO INCORPORATED                                                  5.00      06/01/2018          858,197
      600,000 PEPSICO INCORPORATED                                                  5.50      01/15/2040          697,888
      500,000 PEPSICO INCORPORATED                                                  7.90      11/01/2018          668,765
                                                                                                               11,888,306
                                                                                                            -------------
FOOD & STAPLES RETAILING: 0.54%
      100,000 COSTCO WHOLESALE CORPORATION                                          5.30      03/15/2012          107,056
      200,000 COSTCO WHOLESALE CORPORATION                                          5.50      03/15/2017          236,804
      250,000 CVS CAREMARK CORPORATION                                              3.25      05/18/2015          260,649
      250,000 CVS CAREMARK CORPORATION                                              4.75      05/18/2020          268,279
      400,000 CVS CAREMARK CORPORATION                                              5.75      06/01/2017          458,334
      250,000 CVS CAREMARK CORPORATION                                              6.13      08/15/2016          294,106
      500,000 CVS CAREMARK CORPORATION                                              6.13      09/15/2039          561,578
       65,000 CVS CAREMARK CORPORATION                                              6.25      06/01/2027           74,859
    1,000,000 CVS CAREMARK CORPORATION                                              6.30      06/01/2062          917,500
      500,000 CVS CAREMARK CORPORATION                                              6.60      03/15/2019          600,000
      500,000 DELHAIZE AMERICA INCORPORATED                                         9.00      04/15/2031          697,787
      150,000 KROGER COMPANY                                                        3.90      10/01/2015          162,222
      100,000 KROGER COMPANY                                                        4.95      01/15/2015          111,299
      800,000 KROGER COMPANY                                                        6.15      01/15/2020          953,919
      350,000 KROGER COMPANY                                                        6.75      04/15/2012          379,279
      250,000 KROGER COMPANY                                                        7.50      01/15/2014          295,775
       75,000 KROGER COMPANY                                                        7.50      04/01/2031           97,654
      750,000 SAFEWAY INCORPORATED                                                  5.00      08/15/2019          827,357
       89,000 SAFEWAY INCORPORATED                                                  5.80      08/15/2012           96,430
       75,000 SAFEWAY INCORPORATED                                                  7.25      02/01/2031           92,626
      500,000 STARBUCKS CORPORATION                                                 6.25      08/15/2017          582,575
      250,000 SYSCO CORPORATION                                                     4.20      02/12/2013          269,146
      200,000 SYSCO CORPORATION                                                     6.63      03/17/2039          269,110
      500,000 WAL-MART STORES INCORPORATED                                          2.25      07/08/2015          514,193
      150,000 WAL-MART STORES INCORPORATED                                          2.88      04/01/2015          158,482
      500,000 WAL-MART STORES INCORPORATED                                          3.63      07/08/2020          520,831

                   Wells Fargo Advantage Master Portfolios 57


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOOD & STAPLES RETAILING (continued)
$   1,180,000 WAL-MART STORES INCORPORATED                                          4.55%     05/01/2013    $   1,292,770
      825,000 WAL-MART STORES INCORPORATED                                          5.25      09/01/2035          904,168
      500,000 WAL-MART STORES INCORPORATED                                          5.80      02/15/2018          600,875
      100,000 WAL-MART STORES INCORPORATED                                          5.88      04/05/2027          118,330
      800,000 WAL-MART STORES INCORPORATED                                          6.20      04/15/2038          985,923
      650,000 WAL-MART STORES INCORPORATED                                          6.50      08/15/2037          837,240
      500,000 WAL-MART STORES INCORPORATED                                          7.55      02/15/2030          691,430
      250,000 WALGREEN COMPANY                                                      4.88      08/01/2013          277,515
      250,000 WALGREEN COMPANY                                                      5.25      01/15/2019          291,742
                                                                                                               15,807,843
                                                                                                            -------------
FOOD PRODUCTS: 0.52%
      350,000 ARCHER-DANIELS-MIDLAND COMPANY                                        5.38      09/15/2035          395,711
      100,000 ARCHER-DANIELS-MIDLAND COMPANY                                        5.45      03/15/2018          117,450
      500,000 ARCHER-DANIELS-MIDLAND COMPANY                                        5.94      10/01/2032          600,519
      300,000 BUNGE LIMITED FINANCE CORPORATION                                     5.10      07/15/2015          315,677
      500,000 BUNGE LIMITED FINANCE CORPORATION                                     8.50      06/15/2019          604,586
      300,000 CAMPBELL SOUP COMPANY                                                 3.38      08/15/2014          322,965
       35,000 CAMPBELL SOUP COMPANY                                                 4.50      02/15/2019           39,309
      150,000 CONAGRA FOODS INCORPORATED                                            6.75      09/15/2011          158,277
      500,000 CONAGRA FOODS INCORPORATED                                            7.00      04/15/2019          622,438
      120,000 CONAGRA FOODS INCORPORATED                                            8.25      09/15/2030          163,550
      200,000 GENERAL MILLS INCORPORATED                                            5.25      08/15/2013          222,377
      345,000 GENERAL MILLS INCORPORATED                                            5.40      06/15/2040          390,700
    1,000,000 GENERAL MILLS INCORPORATED                                            5.65      02/15/2019        1,179,313
      100,000 GENERAL MILLS INCORPORATED                                            5.70      02/15/2017          119,123
      250,000 HEINZ HJ FINANCE COMPANY                                              6.75      03/15/2032          299,111
      100,000 HJ HEINZ COMPANY                                                      5.35      07/15/2013          110,549
      300,000 KELLOGG COMPANY SERIES B                                              4.15      11/15/2019          326,791
      500,000 KELLOGG COMPANY SERIES B                                              4.25      03/06/2013          537,005
      250,000 KELLOGG COMPANY SERIES B                                              7.45      04/01/2031          345,778
      350,000 KRAFT FOODS INCORPORATED                                              2.63      05/08/2013          361,178
      350,000 KRAFT FOODS INCORPORATED                                              5.25      10/01/2013          384,858
      275,000 KRAFT FOODS INCORPORATED                                              5.63      11/01/2011          289,715
      750,000 KRAFT FOODS INCORPORATED                                              6.13      08/23/2018          880,276
      800,000 KRAFT FOODS INCORPORATED                                              6.25      06/01/2012          869,149
      250,000 KRAFT FOODS INCORPORATED                                              6.50      08/11/2017          298,488
       75,000 KRAFT FOODS INCORPORATED                                              6.50      11/01/2031           86,570
      600,000 KRAFT FOODS INCORPORATED                                              6.88      02/01/2038          739,795
      100,000 KRAFT FOODS INCORPORATED                                              6.88      01/26/2039          123,840
       60,000 KRAFT FOODS INCORPORATED                                              7.00      08/11/2037           74,641
      600,000 KRAFT FOODS INCORPORATED CLASS A                                      4.13      02/09/2016          641,900
    1,050,000 KRAFT FOODS INCORPORATED CLASS A                                      5.38      02/10/2020        1,166,881
      950,000 KRAFT FOODS INCORPORATED CLASS A                                      6.50      02/09/2040        1,126,937
      100,000 MEAD JOHNSON NUTRITION COMPANY                                        3.50      11/01/2014          105,263
      150,000 MEAD JOHNSON NUTRITION COMPANY                                        4.90      11/01/2019          165,219
      100,000 MEAD JOHNSON NUTRITION COMPANY                                        5.90      11/01/2039          114,913
      100,000 RALCORP HOLDINGS INCORPORATED                                         6.63      08/15/2039          108,677
      500,000 SARA LEE CORPORATION                                                  3.88      06/15/2013          530,885
      250,000 SARA LEE CORPORATION                                                  6.25      09/15/2011          263,182
                                                                                                               15,203,596
                                                                                                            -------------
HOUSEHOLD PRODUCTS: 0.21%
      150,000 CLOROX COMPANY                                                        5.00      03/01/2013          163,772
      300,000 CLOROX COMPANY                                                        5.00      01/15/2015          337,179

                   58 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
HOUSEHOLD PRODUCTS (continued)
$    100,000  CLOROX COMPANY                                                        5.45%     10/15/2012    $     108,882
      90,000  CLOROX COMPANY                                                        5.95      10/15/2017          106,568
      40,000  COLGATE-PALMOLIVE COMPANY                                             3.15      08/05/2015           42,986
     100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                  5.20      11/07/2016          117,529
     750,000  KIMBERLY-CLARK CORPORATION                                            3.63      08/01/2020          787,286
     300,000  KIMBERLY-CLARK CORPORATION                                            5.00      08/15/2013          333,339
     200,000  KIMBERLY-CLARK CORPORATION                                            6.13      08/01/2017          243,814
     200,000  KIMBERLY-CLARK CORPORATION                                            6.63      08/01/2037          266,684
     100,000  KIMBERLY-CLARK CORPORATION                                            7.50      11/01/2018          132,270
   1,150,000  PROCTER & GAMBLE COMPANY                                              1.38      08/01/2012        1,164,475
     400,000  PROCTER & GAMBLE COMPANY                                              3.50      02/15/2015          435,909
     500,000  PROCTER & GAMBLE COMPANY                                              4.70      02/15/2019          569,642
     500,000  PROCTER & GAMBLE COMPANY                                              4.85      12/15/2015          578,350
     500,000  PROCTER & GAMBLE COMPANY                                              5.55      03/05/2037          599,179
     100,000  PROCTER & GAMBLE COMPANY                                              5.80      08/15/2034          121,608
                                                                                                                6,109,472
                                                                                                            -------------
PERSONAL PRODUCTS: 0.04%
     350,000  AVON PRODUCTS INCORPORATED                                            4.20      07/15/2018          376,287
     750,000  UNILEVER CAPITAL CORPORATION                                          3.65      02/15/2014          808,190
     100,000  UNILEVER CAPITAL CORPORATION                                          5.90      11/15/2032          123,636
                                                                                                                1,308,113
                                                                                                            -------------
TOBACCO: 0.27%
   1,000,000  ALTRIA GROUP INCORPORATED                                             9.25      08/06/2019        1,310,527
   1,050,000  ALTRIA GROUP INCORPORATED                                             9.70      11/10/2018        1,388,897
     350,000  ALTRIA GROUP INCORPORATED                                             9.95      11/10/2038          499,095
     500,000  ALTRIA GROUP INCORPORATED                                            10.20      02/06/2039          722,722
     250,000  LORILLARD TOBACCO COMPANY                                             6.88      05/01/2020          263,951
     250,000  LORILLARD TOBACCO COMPANY                                             8.13      05/01/2040          264,099
     155,000  LORILLARD TOBACCO COMPANY                                             8.13      06/23/2019          178,631
     125,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              4.88      05/16/2013          136,678
     700,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              5.65      05/16/2018          815,003
     400,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              6.38      05/16/2038          501,702
     750,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                              6.88      03/17/2014          881,564
     200,000  REYNOLDS AMERICAN INCORPORATED                                        7.25      06/15/2037          212,540
     500,000  REYNOLDS AMERICAN INCORPORATED                                        7.63      06/01/2016          586,676
     100,000  UST INCORPORATED                                                      5.75      03/01/2018          107,617
                                                                                                                7,869,702
                                                                                                            -------------
ENERGY: 1.53%
ENERGY EQUIPMENT & SERVICES: 0.12%
     250,000  BAKER HUGHES INCORPORATED                                             6.88      01/15/2029          313,890
     100,000  BAKER HUGHES INCORPORATION                                            6.50      11/15/2013          114,853
      75,000  BAKER HUGHES INCORPORATION                                            7.50      11/15/2018           95,972
     300,000  DIAMOND OFFSHORE DRILLING INCORPORATED                                5.70      10/15/2039          314,475
      65,000  DIAMOND OFFSHORE DRILLING INCORPORATED                                5.88      05/01/2019           74,355
     150,000  HALLIBURTON COMPANY                                                   6.15      09/15/2019          177,620
     650,000  HALLIBURTON COMPANY                                                   7.45      09/15/2039          875,167
     500,000  SMITH INTERNATIONAL INCORPORATED                                      9.75      03/15/2019          712,372
     500,000  WEATHERFORD INTERNATIONAL LIMITED                                     5.15      03/15/2013          535,362
     300,000  WEATHERFORD INTERNATIONAL LIMITED                                     6.50      08/01/2036          311,907
      50,000  WEATHERFORD INTERNATIONAL LIMITED                                     7.00      03/15/2038           55,605
                                                                                                                3,581,578
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 59


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS: 1.41%
$     600,000 ANADARKO PETROLEUM CORPORATION                                        5.95%     09/15/2016    $     594,238
      750,000 ANADARKO PETROLEUM CORPORATION                                        6.45      09/15/2036          650,495
      500,000 ANADARKO PETROLEUM CORPORATION                                        7.63      03/15/2014          537,555
      100,000 APACHE CORPORATION                                                    5.25      04/15/2013          109,162
      380,000 APACHE CORPORATION                                                    5.63      01/15/2017          439,809
      500,000 APACHE CORPORATION                                                    6.00      01/15/2037          580,889
      100,000 APACHE CORPORATION                                                    6.25      04/15/2012          107,787
      150,000 BJ SERVICES COMPANY                                                   6.00      06/01/2018          176,289
      150,000 BOARDWALK PIPELINES LP                                                5.75      09/15/2019          165,428
      100,000 BOARDWALK PIPELINES LP                                                5.88      11/15/2016          113,005
      150,000 BUCKEYE PARTNERS LP                                                   5.50      08/15/2019          164,537
      100,000 BUCKEYE PARTNERS LP                                                   6.05      01/15/2018          112,502
       65,000 CANADIAN NATURAL RESOURCES LIMITED                                    4.90      12/01/2014           72,126
      150,000 CENTERPOINT ENERGY RESOURCES CORPORATION                              6.13      11/01/2017          172,396
       50,000 CENTERPOINT ENERGY RESOURCES CORPORATION                              6.63      11/01/2037           59,192
       75,000 CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                     7.88      04/01/2013           86,472
      100,000 CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                   6.00      05/15/2018          112,227
      500,000 CHEVRON CORPORATION                                                   3.45      03/03/2012          520,780
      500,000 CHEVRON CORPORATION                                                   3.95      03/03/2014          545,473
      500,000 CHEVRON CORPORATION                                                   4.95      03/03/2019          577,543
      150,000 CONOCOPHILLIPS COMPANY                                                4.40      05/15/2013          162,748
      100,000 CONOCOPHILLIPS COMPANY                                                5.90      05/15/2038          119,349
    1,050,000 CONOCOPHILLIPS COMPANY                                                6.50      02/01/2039        1,338,754
      300,000 CONOCOPHILLIPS COMPANY                                                6.95      04/15/2029          387,072
      500,000 CONOCOPHLLIPS COMPANY                                                 4.60      01/15/2015          560,990
    1,425,000 CONOCOPHLLIPS COMPANY                                                 4.75      02/01/2014        1,579,907
      750,000 CONOCOPHLLIPS COMPANY                                                 5.75      02/01/2019          895,527
      750,000 CONOCOPHLLIPS COMPANY                                                 6.00      01/15/2020          911,988
      300,000 DEVON ENERGY CORPORATION                                              6.30      01/15/2019          360,938
      500,000 DEVON ENERGY CORPORATION                                              7.95      04/15/2032          687,748
    1,180,000 DEVON FINANCING CORPORATION ULC                                       6.88      09/30/2011        1,255,027
      120,000 DEVON FINANCING CORPORATION ULC                                       7.88      09/30/2031          163,656
      500,000 EL PASO ENERGY CORPORATION                                            5.90      04/01/2017          550,534
      150,000 EL PASO NATURAL GAS COMPANY                                           5.95      04/15/2017          165,666
      350,000 EL PASO NATURALL GAS COMPANY                                          8.38      06/15/2032          433,682
      380,000 ENBRIDGE ENERGY PARTNERS LP                                           5.20      03/15/2020          409,625
       65,000 ENBRIDGE ENERGY PARTNERS LP                                           5.88      12/15/2016           74,064
      125,000 ENBRIDGE ENERGY PARTNERS LP                                           9.88      03/01/2019          170,626
      100,000 ENBRIDGE INCORPORATED                                                 5.60      04/01/2017          116,523
      250,000 ENERGY TRANSFER PARTNERS LP                                           6.00      07/01/2013          270,647
       55,000 ENERGY TRANSFER PARTNERS LP                                           6.13      02/15/2017           60,426
       30,000 ENERGY TRANSFER PARTNERS LP                                           6.63      10/15/2036           31,676
      100,000 ENERGY TRANSFER PARTNERS LP                                           6.70      07/01/2018          113,269
      100,000 ENERGY TRANSFER PARTNERS LP                                           7.50      07/01/2038          116,527
    1,000,000 ENERGY TRANSFER PARTNERS LP                                           9.00      04/15/2019        1,250,834
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     4.60      08/01/2012          523,523
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     5.20      09/01/2020          539,197
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     5.25      01/31/2020          539,228
      500,000 ENTERPRISE PRODUCTS OPERATING LLC                                     6.13      10/15/2039          534,445
      250,000 ENTERPRISE PRODUCTS OPERATING LLC                                     6.65      04/15/2018          294,174
      100,000 ENTERPRISE PRODUCTS OPERATING LLC                                     7.55      04/15/2038          124,916
       65,000 ENTERPRISE PRODUCTS OPERATING LP SERIES B                             5.60      10/15/2014           72,618
       75,000 ENTERPRISE PRODUCTS OPERATING LP SERIES B                             6.88      03/01/2033           87,040
       75,000 EOG RESOURCES INCORPORATED                                            5.63      06/01/2019           88,216
      400,000 EOG RESOURCES INCORPORATED                                            6.88      10/01/2018          501,338
      325,000 EQT CORPORATION                                                       8.13      06/01/2019          399,330

                   60 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS (continued)
$     100,000 EQUITABLE RESOURCES INCORPORATED                                      6.50%     04/01/2018    $     113,204
      350,000 HESS CORPORATION                                                      6.00      01/15/2040          383,475
      120,000 HESS CORPORATION                                                      7.30      08/15/2031          145,984
      180,000 HESS CORPORATION                                                      7.88      10/01/2029          232,890
      500,000 HESS CORPORATION                                                      8.13      02/15/2019          651,660
      365,000 HUSKY ENERGY INCORPORATED                                             7.25      12/15/2019          450,169
      100,000 KANEB PIPE LINE OPERATING PARTNERSHIP LP                              5.88      06/01/2013          109,185
      125,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.30      09/15/2020          133,732
      100,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.00      12/15/2013          107,992
      500,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.13      11/15/2014          551,163
    1,000,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.80      03/01/2021        1,111,328
      100,000 KINDER MORGAN ENERGY PARTNERS LP                                      5.80      03/15/2035          100,914
      500,000 KINDER MORGAN ENERGY PARTNERS LP                                      6.50      09/01/2039          548,094
      500,000 KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                           6.95      01/15/2038          571,559
      100,000 MAGELLAN MIDSTREAM PARTNERS LP                                        6.40      07/15/2018          117,787
      375,000 MAGELLAN MIDSTREAM PARTNERS LP                                        6.55      07/15/2019          446,388
      150,000 MARATHON OIL CORPORATION                                              6.00      07/01/2012          161,978
      625,000 MARATHON OIL CORPORATION                                              6.00      10/01/2017          724,788
       50,000 MARATHON OIL CORPORATION                                              6.60      10/01/2037           59,776
      700,000 MARATHON OIL CORPORATION                                              7.50      02/15/2019          889,621
      500,000 NABORS INDUSTRIES INCORPORATED                                        9.25      01/15/2019          643,791
      120,000 NEXEN INCORPORATED                                                    7.88      03/15/2032          155,977
      350,000 NOBLE ENERGY INCORPORATED                                             8.25      03/01/2019          453,012
      170,000 NORTHWEST PIPELINE CORPORATION                                        6.05      06/15/2018          197,679
      250,000 NUSTAR LOGISTICS LP                                                   4.80      09/01/2020          253,755
      400,000 OCCIDENTAL PETROLEUM CORPORATION                                      4.13      06/01/2016          445,882
      180,000 OCCIDENTAL PETROLEUM CORPORATION                                      6.75      01/15/2012          194,056
      200,000 ONEOK PARTNERS LP                                                     6.15      10/01/2016          230,664
      350,000 ONEOK PARTNERS LP                                                     8.63      03/01/2019          450,160
       50,000 PLAINS ALL AMERICAN PIPELINE LP                                       6.13      01/15/2017           55,741
      150,000 PLAINS ALL AMERICAN PIPELINE LP                                       6.50      05/01/2018          171,303
      200,000 PLAINS ALL AMERICAN PIPELINE LP                                       6.65      01/15/2037          218,779
      150,000 PLAINS ALL AMERICAN PIPELINE LP                                       8.75      05/01/2019          190,590
      500,000 PLAINS ALL AMERICAN PIPELINE LP / PAA FINANCE
              CORPORATION                                                           4.25      09/01/2012          521,686
      100,000 SPECTRA ENERGY CAPITAL LLC                                            5.90      09/15/2013          109,884
      100,000 SPECTRA ENERGY CAPITAL LLC                                            7.50      09/15/2038          122,915
      100,000 SUNOCO INCORPORATED                                                   5.75      01/15/2017          104,933
      250,000 SUNOCO LOGISTICS PARTNER                                              6.85      02/15/2040          272,578
      325,000 TEXAS EASTERN TRANSMISSION LP                                         7.00      07/15/2032          402,823
      444,000 THE WILLIAMS COMPANIES INCORPORATED                                   8.75      03/15/2032          559,818
       65,000 TRANSCANADA PIPELINES LIMITED                                         4.88      01/15/2015           72,801
      100,000 TRANSCANADA PIPELINES LIMITED                                         5.60      03/31/2034          107,023
      105,000 TRANSCONTINENTAL GAS PIPE LINE CORPORATION                            6.05      06/15/2018          122,483
      120,000 TRANSOCEAN INCORPORATED                                               7.50      04/15/2031          120,048
       65,000 VALERO ENERGY CORPORATION                                             4.50      02/01/2015           69,350
      500,000 VALERO ENERGY CORPORATION                                             6.13      06/15/2017          552,843
       65,000 VALERO ENERGY CORPORATION                                             6.13      02/01/2020           70,916
      500,000 VALERO ENERGY CORPORATION                                             6.63      06/15/2037          506,543
      100,000 VALERO ENERGY CORPORATION                                             7.50      04/15/2032          107,976
      450,000 VALERO ENERGY CORPORATION                                             9.38      03/15/2019          573,413
      600,000 WILLIAMS PARTNERS LP                                                  3.80      02/15/2015          627,724
      140,000 WILLIAMS PARTNERS LP                                                  5.25      03/15/2020          151,117
      390,000 WILLIAMS PARTNERS LP                                                  6.30      04/15/2040          433,173
      125,000 XTO ENERGY INCORPORATED                                               4.90      02/01/2014          140,008
      350,000 XTO ENERGY INCORPORATED                                               5.30      06/30/2015          406,536

                   Wells Fargo Advantage Master Portfolios 61


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS (continued)
$   1,000,000 XTO ENERGY INCORPORATED                                               5.75%     12/15/2013    $   1,146,715
      500,000 XTO ENERGY INCORPORATED                                               6.50      12/15/2018          637,597
                                                                                                               41,003,712
                                                                                                            -------------
FINANCIALS: 8.30%
CAPITAL MARKETS: 1.57%
      400,000 AMERIPRISE FINANCIAL INCORPORATED                                     5.65      11/15/2015          450,577
       65,000 AMERIPRISE FINANCIAL INCORPORATED                                     7.30      06/28/2019           80,351
      415,000 BANK OF NEW YORK MELLON CORPORATION                                   4.30      05/15/2014          453,800
    1,000,000 BANK OF NEW YORK MELLON CORPORATION                                   5.45      05/15/2019        1,167,555
      650,000 BANK OF NEW YORK MELLON CORPORATION SERIES MTN                        4.95      11/01/2012          703,665
      180,000 BEAR STEARNS COMPANIES INCORPORATED                                   5.30      10/30/2015          198,428
       25,000 BEAR STEARNS COMPANIES INCORPORATED                                   5.55      01/22/2017           26,880
      120,000 BEAR STEARNS COMPANIES INCORPORATED                                   6.40      10/02/2017          139,517
    1,500,000 BEAR STEARNS COMPANIES INCORPORATED                                   7.25      02/01/2018        1,818,666
      500,000 BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                        6.95      08/10/2012          553,564
      250,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                4.00      04/15/2012          262,948
      500,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                4.85      01/15/2015          562,859
    1,275,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                5.00      08/15/2013        1,415,765
      150,000 BERKSHIRE HATHAWAY FINANCE CORPORATION                                5.75      01/15/2040          169,033
      350,000 BLACKROCK INCORPORATED                                                6.25      09/15/2017          411,778
      300,000 BLACKROCK INCORPORATED NEW YORK SHARES                                3.50      12/10/2014          317,797
      250,000 BLACKROCK INCORPORATED NEW YORK SHARES                                5.00      12/10/2019          275,663
      425,000 CHARLES SCHWAB CORPORATION                                            4.95      06/01/2014          469,260
       50,000 EATON VANCE CORPORATION                                               6.50      10/02/2017           59,142
    1,100,000 GOLDMAN SACHS GROUP INCORPORATED                                      3.25      06/15/2012        1,150,173
      750,000 GOLDMAN SACHS GROUP INCORPORATED                                      3.63      08/01/2012          776,300
      700,000 GOLDMAN SACHS GROUP INCORPORATED                                      4.75      07/15/2013          743,681
    2,000,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.13      01/15/2015        2,149,224
      360,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.15      01/15/2014          386,384
      275,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.35      01/15/2016          296,201
    1,000,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.38      03/15/2020        1,032,084
    1,000,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.45      11/01/2012        1,071,781
      500,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.75      10/01/2016          551,952
    1,070,000 GOLDMAN SACHS GROUP INCORPORATED                                      5.95      01/15/2027        1,065,482
    1,045,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.00      05/01/2014        1,157,372
    1,500,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.13      02/15/2033        1,576,206
    1,250,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.15      04/01/2018        1,365,189
    1,250,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.25      09/01/2017        1,387,006
    1,025,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.60      01/15/2012        1,095,101
      925,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.75      10/01/2037          944,691
    1,300,000 GOLDMAN SACHS GROUP INCORPORATED                                      7.50      02/15/2019        1,516,017
      150,000 JEFFERIES GROUP INCORPORATED                                          6.45      06/08/2027          150,899
      400,000 JEFFERIES GROUP INCORPORATED                                          8.50      07/15/2019          464,059
      750,000 MORGAN STANLEY                                                        2.00      09/22/2011          763,021
    1,000,000 MORGAN STANLEY                                                        2.25      03/13/2012        1,025,735
      300,000 MORGAN STANLEY                                                        3.25      12/01/2011          310,472
    1,000,000 MORGAN STANLEY                                                        4.20      11/20/2014        1,029,800
      525,000 MORGAN STANLEY                                                        5.38      10/15/2015          560,105
      500,000 MORGAN STANLEY                                                        5.50      07/24/2020          503,737
    1,300,000 MORGAN STANLEY                                                        6.00      05/13/2014        1,416,747
    1,500,000 MORGAN STANLEY                                                        6.60      04/01/2012        1,609,560
      470,000 MORGAN STANLEY                                                        7.25      04/01/2032          559,768
      400,000 MORGAN STANLEY                                                        7.30      05/13/2019          454,640
      500,000 MORGAN STANLEY SERIES EMTN                                            5.45      01/09/2017          524,983

                   62 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CAPITAL MARKETS (continued)
$   1,000,000 MORGAN STANLEY SERIES GMTN                                            5.50%     01/26/2020    $   1,012,645
    1,500,000 MORGAN STANLEY SERIES MTN                                             5.25      11/02/2012        1,595,874
      850,000 MORGAN STANLEY SERIES MTN                                             5.55      04/27/2017          890,596
    1,500,000 MORGAN STANLEY SERIES MTN                                             5.63      09/23/2019        1,526,490
    1,500,000 MORGAN STANLEY SERIES MTN                                             6.00      04/28/2015        1,635,525
    1,000,000 MORGAN STANLEY SERIES MTN                                             6.63      04/01/2018        1,098,916
      540,000 NORTHERN TRUST CORPORATION                                            4.63      05/01/2014          597,189
      100,000 RAYMOND JAMES FINANCIAL INCORPORATED                                  8.60      08/15/2019          120,270
      200,000 TD AMERITRADE HOLDING CORPORATION                                     5.60      12/01/2019          221,454
                                                                                                               45,874,577
                                                                                                            -------------
COMMERCIAL BANKS: 0.72%
      150,000 ABBEY NATIONAL CAPITAL TRUST I                                        8.96      12/29/2049          163,503
      500,000 ALLY FINANCIAL INCORPORATED                                           1.75      10/30/2012          510,901
    1,000,000 ALLY FINANCIAL INCORPORATED                                           2.20      12/19/2012        1,031,877
      500,000 BANK OF THE WEST (SAN FRANCISCO CA)                                   2.15      03/27/2012          512,677
      240,000 BANK ONE CORPORATION                                                  7.63      10/15/2026          294,029
      250,000 BANK ONE CORPORATION                                                  8.00      04/29/2027          319,818
      100,000 BB&T CAPITAL TRUST IV                                                 6.82      06/12/2057           97,000
      150,000 BB&T CORPORATION                                                      3.38      09/25/2013          157,064
    1,000,000 BB&T CORPORATION                                                      3.85      07/27/2012        1,047,469
      350,000 BB&T CORPORATION                                                      3.95      04/29/2016          367,495
      250,000 BB&T CORPORATION                                                      5.20      12/23/2015          274,179
      500,000 BB&T CORPORATION                                                      6.85      04/30/2019          608,167
      750,000 CAPITAL ONE BANK USA NA                                               8.80      07/15/2019          949,935
      100,000 COMERICA CAPITAL TRUST II                                             6.58      02/20/2037           93,000
      250,000 COMPASS BANK                                                          6.40      10/01/2017          263,833
      500,000 FIFTH THIRD BANCORP                                                   5.45      01/15/2017          520,267
      350,000 FIFTH THIRD BANCORP                                                   6.25      05/01/2013          382,217
      250,000 FIFTH THIRD BANCORP                                                   8.25      03/01/2038          297,313
    1,000,000 HSBC HOLDINGS PLC                                                     6.50      05/02/2036        1,140,053
      500,000 KEYCORP                                                               6.50      05/14/2013          547,567
      250,000 M&I MARSHALL & ILSLEY BANK SERIES BKNT                                5.00      01/17/2017          237,048
      500,000 MANUFACTURERS & TRADERS TRUST COMPANY                                 6.63      12/04/2017          577,358
      250,000 REGIONS FINANCIAL CORPORATION                                         5.75      06/15/2015          253,935
      200,000 REGIONS FINANCIAL CORPORATION                                         7.75      11/10/2014          215,703
      500,000 SUNTRUST BANK, INCORPORATED                                           3.00      11/16/2011          514,902
       34,000 SUNTRUST BANK, INCORPORATED                                           5.00      09/01/2015           36,656
      750,000 SUNTRUST BANKS, INCORPORATED                                          6.00      09/11/2017          822,332
      165,000 SUNTRUST CAPITAL VIII                                                 6.10      12/01/2066          140,250
      200,000 UNION BANK OF CALIFORNIA SERIES BKNT                                  5.95      05/11/2016          216,258
      500,000 US BANCORP N.A.                                                       1.80      05/15/2012          510,414
      250,000 US BANCORP N.A.                                                       4.20      05/15/2014          273,160
    1,000,000 US BANK N.A. (CINCINNATI)                                             3.78      04/29/2020        1,038,791
      275,000 US BANK N.A. SERIES BKNT                                              4.95      10/30/2014          303,964
      750,000 WELLS FARGO & COMPANY(l)                                              3.00      12/09/2011          774,376
    1,500,000 WELLS FARGO & COMPANY(l)                                              3.75      10/01/2014        1,580,907
    1,500,000 WELLS FARGO & COMPANY<<(l)                                             4.38      01/31/2013       1,599,743
    1,000,000 WELLS FARGO & COMPANY(l)                                              5.25      10/23/2012        1,075,437
    1,000,000 WELLS FARGO & COMPANY(l)                                              5.63      12/11/2017        1,129,312
      200,000 WESTERN CORPORATE FEDERAL CREDIT UNION                                1.75      11/02/2012          204,369
                                                                                                               21,083,279
                                                                                                            -------------
CONSUMER FINANCE: 0.50%
    1,000,000 AMERICAN EXPRESS BANK FSB                                             3.15      12/09/2011        1,034,006
      500,000 AMERICAN EXPRESS BANK FSB SERIES BKN1                                 5.55      10/17/2012          538,480

                   Wells Fargo Advantage Master Portfolios 63


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CONSUMER FINANCE (continued)
$     500,000 AMERICAN EXPRESS CENTURION BANK SERIES BKN1                           6.00%     09/13/2017    $     568,759
      200,000 AMERICAN EXPRESS COMPANY                                              6.80      09/01/2066          195,000
      800,000 AMERICAN EXPRESS COMPANY                                              7.00      03/19/2018          957,240
      150,000 AMERICAN EXPRESS COMPANY                                              7.25      05/20/2014          174,464
      650,000 AMERICAN EXPRESS COMPANY<<                                            8.13      05/20/2019          836,382
      500,000 AMERICAN EXPRESS CREDIT CORPORATION                                   5.13      08/25/2014          549,489
      100,000 AMERICAN EXPRESS CREDIT CORPORATION                                   5.30      12/02/2015          111,181
    1,000,000 AMERICAN EXPRESS CREDIT CORPORATION                                   7.30      08/20/2013        1,145,586
    1,000,000 AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN                        5.88      05/02/2013        1,099,744
      115,000 CAPITAL ONE FINANCIAL CORPORATION SERIES MTN                          5.70      09/15/2011          119,724
      300,000 CAPITAL ONE FINANCIAL CORPORATION                                     4.80      02/21/2012          311,706
      700,000 CAPITAL ONE FINANCIAL CORPORATION                                     7.38      05/23/2014          815,462
      550,000 DISCOVER BANK                                                         8.70      11/18/2019          649,501
      250,000 KEY BANK NA                                                           4.95      09/15/2015          259,815
      350,000 KEYBANK NA                                                            5.80      07/01/2014          382,087
      360,000 NATIONAL CITY CORPORATION                                             4.90      01/15/2015          396,422
      500,000 NATIONAL CITY CORPORATION                                             6.88      05/15/2019          584,740
      250,000 REGIONS BANK                                                          6.45      06/26/2037          220,393
      500,000 REGIONS BANK                                                          7.50      05/15/2018          531,021
      400,000 SLM CORPORATION                                                       8.00      03/25/2020          350,000
       65,000 SLM CORPORATION SERIES MTN                                            5.63      08/01/2033           44,200
      750,000 SLM CORPORATION SERIES MTN                                            8.45      06/15/2018          688,125
      800,000 SLM CORPORATION SERIES MTNA                                           5.00      10/01/2013          754,000
      250,000 SOVEREIGN BANK                                                        8.75      05/30/2018          289,873
      200,000 TOYOTA MOTOR CREDIT CORPORATION                                       1.38      08/12/2013          200,549
      500,000 TOYOTA MOTOR CREDIT CORPORATION                                       3.20      06/17/2015          528,097
      250,000 TOYOTA MOTOR CREDIT CORPORATION                                       4.50      06/17/2020          273,601
                                                                                                               14,609,647
                                                                                                            -------------
DIVERSIFIED FINANCIAL SERVICES: 4.25%
      500,000 ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                        5.38      04/30/2013          551,968
    1,000,000 BANK OF AMERICA CORPORATION                                           2.10      04/30/2012        1,024,885
    1,750,000 BANK OF AMERICA CORPORATION                                           4.75      08/01/2015        1,841,534
      700,000 BANK OF AMERICA CORPORATION                                           5.38      06/15/2014          754,184
      250,000 BANK OF AMERICA CORPORATION                                           5.49      03/15/2019          255,050
      100,000 BANK OF AMERICA CORPORATION                                           5.63      10/14/2016          106,587
    1,000,000 BANK OF AMERICA CORPORATION                                           5.65      05/01/2018        1,039,388
    1,500,000 BANK OF AMERICA CORPORATION                                           5.75      12/01/2017        1,587,752
    1,000,000 BANK OF AMERICA CORPORATION                                           6.00      09/01/2017        1,077,879
      500,000 BANK OF AMERICA CORPORATION                                           6.25      04/15/2012          531,856
    1,850,000 BANK OF AMERICA CORPORATION                                           6.50      08/01/2016        2,066,820
    1,000,000 BANK OF AMERICA CORPORATION                                           7.38      05/15/2014        1,141,545
    1,500,000 BANK OF AMERICA CORPORATION                                           7.63      06/01/2019        1,755,687
      800,000 BANK OF AMERICA CORPORATION SERIES BKNT                               6.00      10/15/2036          812,670
    1,500,000 BANK OF AMERICA CORPORATION SERIES MTN                                3.13      06/15/2012        1,567,013
      500,000 BANK OF AMERICA CORPORATION SERIES MTN                                4.90      05/01/2013          530,471
      500,000 BOEING CAPITAL CORPORATION                                            4.70      10/27/2019          562,115
      100,000 BRANCH BANKING & TRUST SERIES BKNT                                    5.63      09/15/2016          113,170
      200,000 CAPITAL ONE CAPITAL III                                               7.69      08/15/2036          200,500
       50,000 CAPITAL ONE CAPITAL IV                                                6.75      02/17/2037           47,625
      659,000 CAPITAL ONE CAPITAL VI                                                8.88      05/15/2040          693,598
      250,000 CATERPILLAR FINANCIAL SERVICES CORPORATION                            2.00      04/05/2013          255,990
      750,000 CATERPILLAR FINANCIAL SERVICES CORPORATION                            6.13      02/17/2014          861,878
    1,000,000 CATERPILLAR FINANCIAL SERVICES CORPORATION                            7.15      02/15/2019        1,287,739
      500,000 CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 4.90      08/15/2013          550,195
      275,000 CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 5.50      03/15/2016          319,876

                   64 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$      65,000 CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES
              MTNF                                                                  4.75%     02/17/2015    $      72,628
       95,000 CATERPILLAR INCORPORATED                                              1.90      12/17/2012           96,730
      150,000 CITIBANK NA                                                           1.25      09/22/2011          151,376
      250,000 CITIGROUP FUNDING INCORPORATED                                        1.88      10/22/2012          256,117
    2,000,000 CITIGROUP INCORPORATED                                                2.13      04/30/2012        2,050,594
      750,000 CITIGROUP INCORPORATED                                                4.75      05/19/2015          772,637
      900,000 CITIGROUP INCORPORATED                                                5.00      09/15/2014          924,755
    1,000,000 CITIGROUP INCORPORATED                                                5.10      09/29/2011        1,041,963
    1,000,000 CITIGROUP INCORPORATED                                                5.30      10/17/2012        1,056,051
    1,700,000 CITIGROUP INCORPORATED                                                5.50      04/11/2013        1,804,948
    1,000,000 CITIGROUP INCORPORATED                                                5.50      10/15/2014        1,064,929
    1,000,000 CITIGROUP INCORPORATED                                                5.50      02/15/2017        1,027,466
      750,000 CITIGROUP INCORPORATED                                                5.63      08/27/2012          786,504
      250,000 CITIGROUP INCORPORATED                                                5.85      07/02/2013          267,767
      525,000 CITIGROUP INCORPORATED                                                6.00      10/31/2033          498,952
    1,000,000 CITIGROUP INCORPORATED                                                6.13      11/21/2017        1,080,681
    1,000,000 CITIGROUP INCORPORATED                                                6.13      05/15/2018        1,079,161
      500,000 CITIGROUP INCORPORATED                                                6.13      08/25/2036          480,855
    1,500,000 CITIGROUP INCORPORATED                                                6.38      08/12/2014        1,641,263
      750,000 CITIGROUP INCORPORATED                                                6.50      08/19/2013          820,254
    1,300,000 CITIGROUP INCORPORATED                                                6.88      03/05/2038        1,407,877
      855,000 CITIGROUP INCORPORATED                                                8.13      07/15/2039        1,063,935
      900,000 CITIGROUP INCORPORATED                                                8.50      05/22/2019        1,100,500
      500,000 CME GROUP INCORPORATED                                                5.75      02/15/2014          566,755
      500,000 COMERICA BANK SERIES BKNT                                             5.75      11/21/2016          563,293
      500,000 COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                          5.80      06/07/2012          531,786
    1,000,000 CREDIT SUISSE NEW YORK NY                                             5.00      05/15/2013        1,082,005
    1,000,000 CREDIT SUISSE NEW YORK NY                                             5.30      08/13/2019        1,098,775
    1,000,000 CREDIT SUISSE USA INCORPORATED                                        4.88      01/15/2015        1,095,851
      500,000 CREDIT SUISSE USA INCORPORATED                                        5.50      08/15/2013          550,624
    1,000,000 CREDIT SUISSE USA INCORPORATED                                        6.13      11/15/2011        1,060,533
    1,350,000 CREDIT SUISSE USA INCORPORATED                                        6.50      01/15/2012        1,448,635
      250,000 CREDIT SUISSE USA INCORPORATED                                        7.13      07/15/2032          322,170
    1,000,000 DEERE & COMPANY                                                       6.95      04/25/2014        1,193,090
      100,000 DEUTSCHE BANK FINANCIAL LLC                                           5.38      03/02/2015          109,833
      100,000 EQUIFAX INCORPORATED                                                  4.45      12/01/2014          106,473
       75,000 FUND AMERICAN COMPANIES INCORPORATED                                  5.88      05/15/2013           78,644
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  2.20      06/08/2012        1,542,339
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  2.63      12/28/2012        1,041,624
      500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  3.00      12/09/2011          515,155
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  4.80      05/01/2013        1,618,280
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  4.88      03/04/2015        1,640,012
      525,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.00      11/15/2011          551,435
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.50      01/08/2020        1,094,390
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.63      05/01/2018        1,102,583
    2,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.88      02/15/2012        2,132,052
    1,300,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.88      01/14/2038        1,336,719
    1,125,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  5.90      05/13/2014        1,271,833
      850,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  6.00      08/07/2019          955,265
    1,000,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  6.88      01/10/2039        1,170,459
      650,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                      6.15      08/07/2037          690,915
      500,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.00      01/08/2016          546,000
    1,500,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                     5.63      09/15/2017        1,656,869
    1,200,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      4.38      03/03/2012        1,253,323
    1,725,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      6.00      06/15/2012        1,864,454
    1,600,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                    6.75      03/15/2032        1,808,971

                   Wells Fargo Advantage Master Portfolios 65


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$     350,000 GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                             5.75%     05/15/2013    $     366,872
      200,000 GOLDMAN SACHS CAPITAL II                                              5.79      06/01/2043          160,750
      450,000 GOLDMAN SACHS GROUP INCORPORATED                                      6.35      02/15/2034          419,188
      200,000 HSBC BANK USA NA NEW YORK                                             4.63      04/01/2014          213,485
      225,000 HSBC BANK USA NA NEW YORK SERIES BKNT                                 5.63      08/15/2035          229,401
      200,000 HSBC FINANCE CAPITAL TRUST IX                                         5.91      11/30/2035          180,750
      325,000 HSBC FINANCE CORPORATION                                              5.00      06/30/2015          350,558
    1,500,000 HSBC FINANCE CORPORATION                                              5.50      01/19/2016        1,641,311
      750,000 HSBC FINANCE CORPORATION                                              6.38      10/15/2011          792,215
      800,000 HSBC FINANCE CORPORATION                                              6.38      11/27/2012          871,069
      500,000 HSBC USA INCORPORATED                                                 3.13      12/16/2011          517,217
    1,000,000 IBM INTERNATIONAL GROUP CAPITAL LLC                                   5.05      10/22/2012        1,089,633
      500,000 JOHN DEERE CAPITAL CORPORATION                                        2.88      06/19/2012          520,048
      250,000 JOHN DEERE CAPITAL CORPORATION                                        7.00      03/15/2012          273,953
      250,000 JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.25      10/01/2012          270,810
      100,000 JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.50      04/13/2017          116,255
      500,000 JOHN DEERE CAPITAL CORPORATION SERIES MTN                             5.75      09/10/2018          596,117
    1,000,000 JPMORGAN CHASE & COMPANY                                              2.20      06/15/2012        1,029,196
      350,000 JPMORGAN CHASE & COMPANY                                              3.13      12/01/2011          361,720
      500,000 JPMORGAN CHASE & COMPANY                                              3.40      06/24/2015          515,485
    1,500,000 JPMORGAN CHASE & COMPANY                                              3.70      01/20/2015        1,570,157
      500,000 JPMORGAN CHASE & COMPANY                                              4.40      07/22/2020          506,833
    1,650,000 JPMORGAN CHASE & COMPANY                                              4.65      06/01/2014        1,795,365
      600,000 JPMORGAN CHASE & COMPANY                                              5.25      05/01/2015          654,563
    2,000,000 JPMORGAN CHASE & COMPANY                                              5.38      10/01/2012        2,161,436
    1,000,000 JPMORGAN CHASE & COMPANY                                              6.00      01/15/2018        1,135,573
    1,500,000 JPMORGAN CHASE & COMPANY                                              6.30      04/23/2019        1,723,817
      850,000 JPMORGAN CHASE & COMPANY                                              6.40      05/15/2038        1,028,779
      800,000 JPMORGAN CHASE & COMPANY                                              6.63      03/15/2012          863,578
    1,250,000 JPMORGAN CHASE BANK NATIONAL SERIES BKNT                              6.00      10/01/2017        1,410,106
      750,000 JPMORGAN CHASE CAPITAL SERIES XXV                                     6.80      10/01/2037          765,411
      650,000 JPMORGAN CHASE CAPITAL SERIES XXVII                                   7.00      11/01/2039          689,079
      180,000 JPMORGAN CHASE CAPITAL XV                                             5.88      03/15/2035          171,906
      150,000 JPMORGAN CHASE CAPITAL XXII SERIES V                                  6.45      01/15/2087          147,467
      500,000 LAZARD GROUP LLC                                                      6.85      06/15/2017          532,234
      200,000 MELLON FUNDING CORPORATION                                            5.00      12/01/2014          221,945
      100,000 MELLON FUNDING CORPORATION                                            5.20      05/15/2014          112,227
    1,000,000 MERRILL LYNCH & COMPANY INCORPORATED                                  5.45      02/05/2013        1,067,404
      450,000 MERRILL LYNCH & COMPANY INCORPORATED                                  5.45      07/15/2014          481,896
      500,000 MERRILL LYNCH & COMPANY INCORPORATED                                  5.70      05/02/2017          520,513
    1,000,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.05      08/15/2012        1,072,885
      250,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.05      05/16/2016          264,817
      300,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.11      01/29/2037          289,917
      600,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.22      09/15/2026          604,835
      500,000 MERRILL LYNCH & COMPANY INCORPORATED                                  6.40      08/28/2017          539,147
      500,000 MERRILL LYNCH & COMPANY INCORPORATED                                  7.75      05/14/2038          570,727
      500,000 MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.15      04/25/2013          544,897
    1,690,000 MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.88      04/25/2018        1,859,862
      200,000 NASDAQ OMX GROUP INCORPORATED                                         4.00      01/15/2015          207,201
      100,000 NASDAQ OMX GROUP INCORPORATED                                         5.55      01/15/2020          105,761
      590,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION              5.50      07/01/2013          661,599
      400,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION             10.38      11/01/2018          575,019
      530,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC                                                           7.25      03/01/2012          579,138
      150,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC                                                           8.00      03/01/2032          206,767
      250,000 NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION              5.45      04/10/2017          289,205
      150,000 PACCAR FINANCIAL CORPORATION                                          1.95      12/17/2012          152,096

                   66 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$   1,100,000 PNC FINANCIAL SERVICES GROUP                                          3.63%     02/08/2015    $   1,156,095
      150,000 PNC FINANCIAL SERVICES GROUP                                          5.13      02/08/2020          161,867
      350,000 PNC FUNDING CORPORATION                                               5.63      02/01/2017          387,668
      500,000 PNC FUNDING CORPORATION                                               6.70      06/10/2019          595,317
      100,000 PRIVATE EXPORT FUNDING CORPORATION                                    4.30      12/15/2021          110,697
      250,000 PRIVATE EXPORT FUNDING CORPORATION                                    4.95      11/15/2015          289,254
      250,000 TECO FINANCE INCORPORATED                                             6.57      11/01/2017          293,435
      130,000 TECO FINANCE INCORPORATED                                             4.00      03/15/2016          135,967
       65,000 TECO FINANCE INCORPORATED                                             5.15      03/15/2020           70,989
      200,000 UBS AG STAMFORD CT                                                    5.88      07/15/2016          220,551
      100,000 USB CAPITAL XIII TRUST                                                6.63      12/15/2039          110,337
      500,000 WACHOVIA BANK NA(l)                                                   4.88      02/01/2015          537,761
      750,000 WACHOVIA BANK NA(l)                                                   5.85      02/01/2037          778,986
      600,000 WACHOVIA BANK NA(l)                                                   6.60      01/15/2038          680,012
    1,300,000 WACHOVIA CORPORATION(l)                                               5.25      08/01/2014        1,402,280
      700,000 WACHOVIA CORPORATION(l)                                               5.50      08/01/2035          688,848
      500,000 WACHOVIA CORPORATION(l)                                               5.63      10/15/2016          551,448
    1,000,000 WACHOVIA CORPORATION(l)                                               5.75      06/15/2017        1,122,554
    1,000,000 WACHOVIA CORPORATION(l)                                               5.75      02/01/2018        1,129,860
      700,000 WACHOVIA CORPORATION SERIES MTN(l)                                    5.50      05/01/2013          768,457
      500,000 WELLS FARGO BANK NA(l)                                                4.75      02/09/2015          530,328
      150,000 WELLS FARGO BANK NA(l)                                                5.95      08/26/2036          157,569
                                                                                                              124,167,538
                                                                                                            -------------
INSURANCE: 0.89%
      350,000 ACE INA HOLDINGS INCORPORATED                                         5.60      05/15/2015          395,789
       75,000 ACE INA HOLDINGS INCORPORATED                                         5.88      06/15/2014           85,102
      500,000 ACE INA HOLDINGS INCORPORATED                                         5.90      06/15/2019          576,253
       75,000 AEGON FUNDING CORPORATION                                             5.75      12/15/2020           80,837
      150,000 AFLAC INCORPORATED                                                    3.45      08/15/2015          154,223
      250,000 AFLAC INCORPORATED                                                    6.90      12/17/2039          277,525
      150,000 AFLAC INCORPORATED                                                    8.50      05/15/2019          187,878
      830,000 ALLSTATE CORPORATION                                                  5.55      05/09/2035          874,378
      150,000 ALLSTATE CORPORATION                                                  6.20      05/16/2014          174,280
      650,000 ALLSTATE CORPORATION                                                  7.45      05/16/2019          802,383
      500,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             4.25      05/15/2013          500,625
      250,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             5.05      10/01/2015          244,688
      250,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25      05/01/2036          220,625
      750,000 AMERICAN INTERNATIONAL GROUP INCORPORATED                             8.25      08/15/2018          810,000
      500,000 AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                  5.45      05/18/2017          480,000
      850,000 AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                  5.85      01/16/2018          820,250
       75,000 AON CORPORATION                                                       8.21      01/01/2027           80,190
       75,000 ASSURANT INCORPORATED                                                 6.75      02/15/2034           80,651
      500,000 BERKSHIRE HATHAWAY INCORPORATED                                       1.40      02/10/2012          503,871
      500,000 BERKSHIRE HATHAWAY INCORPORATED                                       2.13      02/11/2013          514,385
      500,000 BERKSHIRE HATHAWAY INCORPORATED                                       3.20      02/11/2015          527,938
      150,000 CHUBB CORPORATION                                                     5.75      05/15/2018          173,035
       80,000 CHUBB CORPORATION                                                     6.00      05/11/2037           92,492
      350,000 CHUBB CORPORATION                                                     6.38      03/29/2067          337,750
      350,000 CHUBB CORPORATION SERIES 1                                            6.50      05/15/2038          428,838
       75,000 CINCINNATI FINANCIAL CORPORATION                                      6.92      05/15/2028           81,703
       65,000 CNA FINANCIAL CORPORATION                                             5.85      12/15/2014           69,131
       50,000 CNA FINANCIAL CORPORATION                                             6.50      08/15/2016           53,988
      295,000 CNA FINANCIAL CORPORATION                                             7.35      11/15/2019          328,892

                   Wells Fargo Advantage Master Portfolios 67


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
INSURANCE (continued)
$     180,000 GE GLOBAL INSURANCE HOLDINGS                                          7.00%     02/15/2026    $     198,091
      100,000 GENWORTH FINANCIAL INCORPORATED                                       4.95      10/01/2015           99,390
      500,000 GENWORTH FINANCIAL INCORPORATED                                       6.52      05/22/2018          500,251
      100,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        4.63      07/15/2013          104,936
      250,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        5.50      03/30/2020          251,600
       75,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        5.95      10/15/2036           68,100
      750,000 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        6.00      01/15/2019          786,602
      250,000 JEFFERSON-PILOT CORPORATION                                           4.75      01/30/2014          264,080
      500,000 LINCOLN NATIONAL CORPORATION                                          6.15      04/07/2036          523,841
       50,000 LINCOLN NATIONAL CORPORATION                                          6.25      02/15/2020           56,061
      350,000 LINCOLN NATIONAL CORPORATION                                          7.00      05/17/2066          318,500
      120,000 LINCOLN NATIONAL CORPORATION                                          8.75      07/01/2019          153,222
      100,000 LOEWS CORPORATION                                                     5.25      03/15/2016          112,305
      100,000 MARKEL CORPORATION                                                    7.13      09/30/2019          114,724
      500,000 MARSH & MCLENNAN COMPANIES INCORPORATED                               5.75      09/15/2015          543,036
      300,000 MARSH & MCLENNAN COMPANIES INCORPORATED                               9.25      04/15/2019          395,526
      250,000 METLIFE INCORPORATED                                                  5.00      11/24/2013          271,707
      250,000 METLIFE INCORPORATED                                                  5.70      06/15/2035          269,338
      100,000 METLIFE INCORPORATED                                                  6.13      12/01/2011          105,815
      280,000 METLIFE INCORPORATED                                                  6.38      06/15/2034          326,118
      600,000 METLIFE INCORPORATED                                                  6.40      12/15/2066          546,000
      500,000 METLIFE INCORPORATED                                                  6.75      06/01/2016          593,626
      750,000 METLIFE INCORPORATED SERIES A                                         6.82      08/15/2018          893,855
       75,000 NATIONWIDE FINANCIAL SERVICES                                         5.90      07/01/2012           79,493
      100,000 PARTNERRE FINANCE B LLC                                               5.50      06/01/2020          102,809
      600,000 PRINCIPAL FINANCIAL GROUP INCORPORATED                                7.88      05/15/2014          709,937
      500,000 PRINCIPAL LIFE INCOME FUNDING TRUSTS                                  5.30      04/24/2013          541,889
       75,000 PROGRESSIVE CORPORATION                                               6.25      12/01/2032           82,903
      500,000 PROTECTIVE LIFE CORPORATION                                           7.38      10/15/2019          569,508
       75,000 PRUDENTIAL FINANCIAL INCORPORATED                                     2.75      01/14/2013           76,135
    1,000,000 PRUDENTIAL FINANCIAL INCORPORATED                                     3.63      09/17/2012        1,037,672
      100,000 PRUDENTIAL FINANCIAL INCORPORATED                                     3.88      01/14/2015          104,207
    1,000,000 PRUDENTIAL FINANCIAL INCORPORATED                                     4.75      09/17/2015        1,072,678
      250,000 PRUDENTIAL FINANCIAL INCORPORATED                                     5.38      06/21/2020          269,251
       30,000 PRUDENTIAL FINANCIAL INCORPORATED                                     6.20      01/15/2015           33,727
       55,000 PRUDENTIAL FINANCIAL INCORPORATED                                     7.38      06/15/2019           66,901
      105,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          5.10      12/14/2011          109,780
       65,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          6.63      12/01/2037           74,448
      500,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                         5.75      07/15/2033          503,772
      180,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                         5.40      06/13/2035          176,847
      100,000 REINSURANCE GROUP OF AMERICA INCORPORATED                             6.45      11/15/2019          109,265
      180,000 ST. PAUL TRAVELERS COMPANIES INCORPORATED                             5.50      12/01/2015          204,667
      250,000 THE TRAVELERS COMPANIES INCORPORATED                                  6.25      03/15/2037          239,802
      100,000 THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       5.38      06/15/2012          106,816
      150,000 THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       5.75      12/15/2017          172,191
      365,000 THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       6.25      06/15/2037          434,339
       75,000 TRANSATLANTIC HOLDINGS INCORPORATED                                   5.75      12/14/2015           78,493
      100,000 TRANSATLANTIC HOLDINGS INCORPORATED                                   8.00      11/30/2039          105,000
      500,000 TRAVELERS COMPANIES INCORPORATED                                      5.90      06/02/2019          577,990
      100,000 UNITRIN INCORPORATED                                                  6.00      05/15/2017          100,271
       75,000 WILLIS NORTH AMERICA INCORPORATED                                     5.63      07/15/2015           79,966
      500,000 WILLIS NORTH AMERICA INCORPORATED                                     7.00      09/29/2019          551,504
      100,000 WR BERKLEY CORPORATION                                                6.25      02/15/2037           95,904
      100,000 XL CAPITAL LIMITED                                                    6.25      05/15/2027           98,564
                                                                                                               26,021,153
                                                                                                            -------------

                   68 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
REAL ESTATE INVESTMENT TRUSTS: 0.36%
$     150,000 AVALONBAY COMMUNITIES INCORPORATED                                    5.70%     03/15/2017    $     168,407
      100,000 AVALONBAY COMMUNITIES INCORPORATED                                    6.10      03/15/2020          116,230
      185,000 AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                         6.13      11/01/2012          202,978
      500,000 BOSTON PROPERTIES LP                                                  5.88      10/15/2019          558,410
      250,000 BOSTON PROPERTIES LP                                                  5.63      04/15/2015          278,850
      100,000 BOSTON PROPERTIES LP                                                  6.25      01/15/2013          109,626
      350,000 BRANDYWINE OPERATING PARTNERSHIP LP                                   7.50      05/15/2015          391,860
      350,000 DUKE REALTY LP                                                        5.95      02/15/2017          375,190
      200,000 DUKE REALTY LP                                                        6.25      05/15/2013          216,157
      180,000 ERP OPERATING LP                                                      5.25      09/15/2014          198,772
      750,000 ERP OPERATING LP                                                      5.75      06/15/2017          846,692
      500,000 HEALTH CARE PROPERTIES INCORPORATED SERIES MTN                        6.70      01/30/2018          549,405
      100,000 HEALTH CARE PROPERTY INVESTORS INCORPORATED                           5.63      05/01/2017          103,898
      200,000 HEALTH CARE PROPERTY INVESTORS INCORPORATED                           6.00      01/30/2017          212,667
      250,000 HEALTH CARE REIT INCORPORATED                                         6.13      04/15/2020          272,620
       60,000 HEALTH CARE REIT INCORPORATED                                         6.50      01/17/2017           64,856
       75,000 HOSPITALITY PROPERTIES TRUST                                          5.63      03/15/2017           75,719
      250,000 HOSPITALITY PROPERTIES TRUST                                          7.88      08/15/2014          280,398
      350,000 HRPT PROPERTIES TRUST                                                 5.75      11/01/2015          370,545
      100,000 KIMCO REALTY CORPORATION                                              6.88      10/01/2019          114,920
       75,000 LIBERTY PROPERTY LP                                                   5.50      12/15/2016           80,770
      150,000 LIBERTY PROPERTY LP                                                   6.63      10/01/2017          171,656
      150,000 MACK-CALI REALTY CORPORATION                                          7.75      08/15/2019          182,372
      100,000 NATIONAL RETAIL PROPERTIES INCORPORATED                               6.88      10/15/2017          112,969
      300,000 PROLOGIS TRUST                                                        5.63      11/15/2016          285,574
      100,000 PROLOGIS TRUST                                                        6.25      03/15/2017           96,912
      100,000 PROLOGIS TRUST                                                        6.63      05/15/2018           97,806
      385,000 PROLOGIS TRUST                                                        6.88      03/15/2020          375,766
      150,000 PROLOGIS TRUST                                                        7.38      10/30/2019          150,639
      100,000 PROLOGIS TRUST                                                        7.63      08/15/2014          108,035
      100,000 REALTY INCOME CORPORATION                                             5.95      09/15/2016          111,734
       90,000 SIMON PROPERTY GROUP INCORPORATED                                     4.20      02/01/2015           96,196
      200,000 SIMON PROPERTY GROUP INCORPORATED                                     5.65      02/01/2020          223,996
      100,000 SIMON PROPERTY GROUP INCORPORATED                                     6.13      05/30/2018          116,042
      100,000 SIMON PROPERTY GROUP INCORPORATED                                     6.75      02/01/2040          119,107
      750,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.10      06/15/2015          837,731
       50,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.25      12/01/2016           55,508
      125,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.75      12/01/2015          141,655
      250,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.88      03/01/2017          284,461
      600,000 SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             10.35      04/01/2019          842,738
      250,000 TANGER PROPERTIES LIMITED PARTNERSHIP                                 6.15      11/15/2015          278,017
      250,000 VORNADO REALTY TRUST                                                  4.25      04/01/2015          256,946
                                                                                                               10,534,830
                                                                                                            -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.01%
      125,000 BROOKFIELD ASSET MANAGEMENT INCORPORATED                              5.80      04/25/2017          129,315
      100,000 REGENCY CENTERS LP                                                    5.88      06/15/2017          108,356
                                                                                                                  237,671
                                                                                                            -------------
HEALTH CARE: 1.55%
BIOTECHNOLOGY: 0.10%
       65,000 AMGEN INCORPORATED                                                    4.50      03/15/2020           72,461
    1,000,000 AMGEN INCORPORATED                                                    5.70      02/01/2019        1,205,146

                   Wells Fargo Advantage Master Portfolios 69


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BIOTECHNOLOGY (continued)
$      80,000 AMGEN INCORPORATED                                                    5.75%     03/15/2040    $      93,910
      350,000 AMGEN INCORPORATED                                                    5.85      06/01/2017          419,028
      100,000 AMGEN INCORPORATED                                                    6.38      06/01/2037          124,630
      250,000 AMGEN INCORPORATED                                                    6.40      02/01/2039          314,866
      500,000 BIOGEN IDEC INCORPORATED                                              6.88      03/01/2018          588,417
      250,000 GENZYME CORPORATION GENERAL DIVISION++                                3.63      06/15/2015          265,617
                                                                                                                3,084,075
                                                                                                            -------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.18%
       60,000 BAXTER INTERNATIONAL INCORPORATED                                     1.80      03/15/2013           61,226
      100,000 BAXTER INTERNATIONAL INCORPORATED                                     4.25      03/15/2020          109,428
      500,000 BAXTER INTERNATIONAL INCORPORATED                                     5.38      06/01/2018          590,473
       50,000 BAXTER INTERNATIONAL INCORPORATED                                     5.90      09/01/2016           60,177
      250,000 BAXTER INTERNATIONAL INCORPORATED                                     6.25      12/01/2037          311,863
      500,000 CAREFUSION CORPORATION                                                6.38      08/01/2019          596,534
      500,000 HOSPIRA INCORPORATED                                                  6.05      03/30/2017          572,462
       45,000 HOSPIRA INCORPORATED SERIES GMTN                                      6.40      05/15/2015           52,000
      250,000 MEDTRONIC INCORPORATED                                                3.00      03/15/2015          264,121
      500,000 MEDTRONIC INCORPORATED                                                4.45      03/15/2020          549,705
      250,000 MEDTRONIC INCORPORATED                                                4.50      03/15/2014          278,212
      300,000 MEDTRONIC INCORPORATED                                                5.55      03/15/2040          361,808
      500,000 ST JUDE MEDICAL INCORPORATED                                          3.75      07/15/2014          537,924
      150,000 STRYKER CORPORATION                                                   3.00      01/15/2015          157,589
      150,000 STRYKER CORPORATION                                                   4.38      01/15/2020          165,055
      250,000 ZIMMER HOLDINGS INCORPORATED                                          4.63      11/30/2019          270,390
      250,000 ZIMMER HOLDINGS INCORPORATED                                          5.75      11/30/2039          282,817
                                                                                                                5,221,784
                                                                                                            -------------
HEALTH CARE PROVIDERS & SERVICES: 0.35%
      650,000 AETNA INCORPORATED                                                    6.63      06/15/2036          764,537
      250,000 AMERISOURCEBERGEN CORPORATION                                         4.88      11/15/2019          271,092
      350,000 ANTHEM INCORPORATED                                                   6.80      08/01/2012          382,688
      350,000 CARDINAL HEALTH INCORPORATED                                          5.80      10/15/2016          404,571
      215,000 CIGNA CORPORATION                                                     5.13      06/15/2020          232,495
       50,000 CIGNA CORPORATION                                                     6.15      11/15/2036           54,832
      500,000 CIGNA CORPORATION                                                     8.50      05/01/2019          650,056
      750,000 EXPRESS SCRIPTS INCORPORATED                                          6.25      06/15/2014          864,571
      500,000 HUMANA INCORPORATED                                                   7.20      06/15/2018          572,770
      300,000 MCKESSON HBOC INCORPORATED                                            5.25      03/01/2013          326,518
      750,000 MEDCO HEALTH SOLUTIONS INCORPORATED                                   7.25      08/15/2013          867,920
      590,000 QUEST DIAGNOSTICS INCORPORATED                                        4.75      01/30/2020          620,609
       40,000 QUEST DIAGNOSTICS INCORPORATED                                        5.75      01/30/2040           41,210
      100,000 QUEST DIAGNOSTICS INCORPORATED                                        6.95      07/01/2037          115,842
      250,000 UNITEDHEALTH GROUP INCORPORATED                                       5.80      03/15/2036          267,012
    1,000,000 UNITEDHEALTH GROUP INCORPORATED                                       6.00      02/15/2018        1,177,001
      150,000 UNITEDHEALTH GROUP INCORPORATED                                       6.63      11/15/2037          175,546
      500,000 UNITEDHEALTH GROUP INCORPORATED                                       6.88      02/15/2038          609,878
      100,000 WELLPOINT INCORPORATED                                                5.25      01/15/2016          112,008
      135,000 WELLPOINT INCORPORATED                                                5.80      08/15/2040          144,224
      425,000 WELLPOINT INCORPORATED                                                5.85      01/15/2036          454,896
      500,000 WELLPOINT INCORPORATED                                                5.88      06/15/2017          576,369
      500,000 WELLPOINT INCORPORATED                                                7.00      02/15/2019          609,450
                                                                                                               10,296,095
                                                                                                            -------------

                   70 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
LIFE SCIENCES TOOLS & SERVICES: 0.04%
$     300,000 LIFE TECHNOLOGIES CORPORATION                                         4.40%     03/01/2015    $     317,666
      250,000 LIFE TECHNOLOGIES CORPORATION                                         6.00      03/01/2020          285,357
      500,000 THERMO FISHER SCIENTIFIC                                              3.20      05/01/2015          525,633
                                                                                                                1,128,656
                                                                                                            -------------
PHARMACEUTICALS: 0.88%
      350,000 ABBOTT LABORATORIES                                                   2.70      05/27/2015          366,662
      350,000 ABBOTT LABORATORIES                                                   5.13      04/01/2019          403,871
    1,000,000 ABBOTT LABORATORIES                                                   5.15      11/30/2012        1,096,556
    1,000,000 ABBOTT LABORATORIES                                                   5.60      11/30/2017        1,193,547
      150,000 ABBOTT LABORATORIES                                                   5.88      05/15/2016          179,359
      300,000 ABBOTT LABORATORIES                                                   6.00      04/01/2039          364,757
      250,000 BRISTOL MYERS SQUIBB COMPANY                                          6.13      05/01/2038          307,495
      750,000 BRISTOL-MYERS SQUIBB COMPANY                                          5.88      11/15/2036          889,544
      800,000 ELI LILLY & COMPANY                                                   4.20      03/06/2014          879,518
      400,000 ELI LILLY & COMPANY                                                   5.50      03/15/2027          458,981
      250,000 ELI LILLY & COMPANY                                                   5.95      11/15/2037          300,201
      500,000 GENETECH INCORPORATED                                                 4.75      07/15/2015          562,462
      250,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.38      04/15/2014          276,513
    1,000,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.85      05/15/2013        1,098,591
      500,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  5.65      05/15/2018          593,793
      900,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  6.38      05/15/2038        1,141,999
      180,000 JOHNSON & JOHNSON                                                     4.95      05/15/2033          198,501
    1,000,000 JOHNSON & JOHNSON                                                     5.15      08/15/2012        1,087,004
      250,000 JOHNSON & JOHNSON                                                     5.55      08/15/2017          299,644
      300,000 JOHNSON & JOHNSON                                                     5.85      07/15/2038          376,790
      225,000 MERCK & COMPANY INCORPORATED                                          4.75      03/01/2015          255,199
      250,000 MERCK & COMPANY INCORPORATED                                          5.00      06/30/2019          290,156
      150,000 MERCK & COMPANY INCORPORATED                                          5.75      11/15/2036          179,192
      150,000 MERCK & COMPANY INCORPORATED                                          5.85      06/30/2039          184,191
       65,000 MERCK & COMPANY INCORPORATED                                          5.95      12/01/2028           79,063
    1,000,000 MERCK & COMPANY INCORPORATED                                          6.00      09/15/2017        1,215,884
      250,000 MERCK & COMPANY INCORPORATED                                          6.30      01/01/2026          318,451
      595,000 NOVARTIS CAPITAL CORPORATION                                          1.90      04/24/2013          610,543
      500,000 NOVARTIS CAPITAL CORPORATION                                          2.90      04/24/2015          524,130
      475,000 NOVARTIS CAPITAL CORPORATION                                          4.13      02/10/2014          519,427
      500,000 NOVARTIS CAPITAL CORPORATION                                          4.40      04/24/2020          559,148
    1,400,000 PFIZER INCORPORATED                                                   4.45      03/15/2012        1,476,679
      300,000 PFIZER INCORPORATED                                                   4.50      02/15/2014          330,414
    1,250,000 PFIZER INCORPORATED                                                   5.35      03/15/2015        1,441,161
      800,000 PFIZER INCORPORATED                                                   6.20      03/15/2019          988,747
      750,000 PFIZER INCORPORATED                                                   7.20      03/15/2039        1,047,450
      100,000 SCHERING-PLOUGH CORPORATION                                           5.30      12/01/2013          112,778
      120,000 SCHERING-PLOUGH CORPORATION                                           6.50      12/01/2033          155,086
      475,000 SCHERING-PLOUGH CORPORATION                                           6.55      09/15/2037          625,046
      200,000 TEVA PHARMACEUTICAL FINANCE LLC                                       1.50      06/15/2012          201,993
      200,000 TEVA PHARMACEUTICAL FINANCE LLC                                       6.15      02/01/2036          245,646
      125,000 WATSON PHARMACEUTICALS INCORPORATED                                   5.00      08/15/2014          137,191
      130,000 WATSON PHARMACEUTICALS INCORPORATED                                   6.13      08/15/2019          152,747
      500,000 WYETH LABORATORIES INCORPORATED                                       5.45      04/01/2017          585,322
      180,000 WYETH LABORATORIES INCORPORATED                                       5.50      02/15/2016          209,968
      350,000 WYETH LABORATORIES INCORPORATED                                       5.95      04/01/2037          421,423
      625,000 WYETH LABORATORIES INCORPORATED                                       6.00      02/15/2036          760,774
                                                                                                               25,703,597
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 71


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
INDUSTRIALS: 1.46%
AEROSPACE & DEFENSE: 0.44%
$    500,000  BOEING COMPANY                                                        1.88%     11/20/2012    $     509,626
     140,000  BOEING COMPANY                                                        4.88      02/15/2020          159,604
   1,000,000  BOEING COMPANY                                                        5.00      03/15/2014        1,124,173
      30,000  BOEING COMPANY                                                        5.88      02/15/2040           35,971
     180,000  BOEING COMPANY                                                        6.13      02/15/2033          218,745
     300,000  BOEING COMPANY                                                        6.88      03/15/2039          397,318
     500,000  GENERAL DYNAMICS CORPORATION                                          4.25      05/15/2013          544,274
     500,000  GENERAL DYNAMICS CORPORATION                                          5.25      02/01/2014          567,109
     350,000  GOODRICH CORPORATION                                                  4.88      03/01/2020          390,688
      75,000  GOODRICH CORPORATION                                                  7.63      12/15/2012           85,586
     500,000  HONEYWELL INTERNATIONAL INCORPORATED                                  3.88      02/15/2014          544,446
     100,000  HONEYWELL INTERNATIONAL INCORPORATED                                  4.25      03/01/2013          108,219
     500,000  HONEYWELL INTERNATIONAL INCORPORATED                                  5.00      02/15/2019          577,373
     100,000  HONEYWELL INTERNATIONAL INCORPORATED                                  5.30      03/01/2018          117,538
     250,000  HONEYWELL INTERNATIONAL INCORPORATED                                  5.70      03/15/2037          297,938
     395,000  ITT CORPORATION                                                       4.90      05/01/2014          435,490
      60,000  ITT CORPORATION                                                       6.13      05/01/2019           71,282
     500,000  L 3 COMMUNICATIONS CORPORATION                                        5.20      10/15/2019          537,956
     100,000  LOCKHEED MARTIN CORPORATION                                           4.12      03/14/2013          107,369
     500,000  LOCKHEED MARTIN CORPORATION                                           4.25      11/15/2019          546,942
     150,000  LOCKHEED MARTIN CORPORATION                                           5.50      11/15/2039          168,429
     162,000  LOCKHEED MARTIN CORPORATION++                                         5.72      06/01/2040          189,182
     350,000  LOCKHEED MARTIN CORPORATION SERIES B                                  6.15      09/01/2036          427,510
      90,000  NORTHROP GRUMMAN CORPORATION                                          3.70      08/01/2014           96,156
      85,000  NORTHROP GRUMMAN CORPORATION                                          5.05      08/01/2019           96,823
     520,000  NORTHROP GRUMMAN CORPORATION                                          7.75      02/15/2031          727,595
     600,000  RAYTHEON COMPANY                                                      4.40      02/15/2020          670,762
     120,000  RAYTHEON COMPANY                                                      7.20      08/15/2027          161,077
      50,000  ROCKWELL COLLINS INCORPORATED                                         5.25      07/15/2019           56,905
     500,000  UNITED TECHNOLOGIES CORPORATION                                       4.50      04/15/2020          562,949
     350,000  UNITED TECHNOLOGIES CORPORATION                                       4.88      05/01/2015          398,576
     565,000  UNITED TECHNOLOGIES CORPORATION                                       6.13      02/01/2019          701,273
     500,000  UNITED TECHNOLOGIES CORPORATION                                       6.13      07/15/2038          615,534
     430,000  UNITED TECHNOLOGIES CORPORATION                                       7.50      09/15/2029          595,725
                                                                                                               12,846,143
                                                                                                            -------------
AIR FREIGHT & LOGISTICS: 0.09%
      20,000  FEDEX CORPORATION                                                     7.38      01/15/2014           23,481
     400,000  FEDEX CORPORATION                                                     8.00      01/15/2019          520,085
     350,000  UNITED PARCEL SERVICE INCORPORATED                                    3.88      04/01/2014          381,120
     100,000  UNITED PARCEL SERVICE INCORPORATED                                    4.50      01/15/2013          108,404
     100,000  UNITED PARCEL SERVICE INCORPORATED                                    5.50      01/15/2018          118,237
     795,000  UNITED PARCEL SERVICE INCORPORATED<<                                  6.20      01/15/2038          993,261
     500,000  UNITED PARCEL SERVICE INCORPORATED CLASS B                            5.13      04/01/2019          594,806
                                                                                                                2,739,394
                                                                                                            -------------
AIRLINES: 0.05%
     143,937  CONTINENTAL AIRLINES INCORPORATED(a)                                  9.00      07/08/2016          159,770
     417,473  CONTINENTAL AIRLINES INCORPORATED SERIES A(a)                         5.98      10/19/2023          427,493
      93,444  DELTA AIR LINES INCORPORATED(a)                                       6.82      02/10/2024           95,547
     196,722  DELTA AIR LINES INCORPORATED(a)                                       7.75      06/17/2021          212,460
     192,696  NORTHWEST AIRLINES INCORPORATED(a)                                    7.03      11/01/2019          189,805
     500,000  SOUTHWEST AIRLINES COMPANY                                            5.25      10/01/2014          540,073
                                                                                                                1,625,148
                                                                                                            -------------

                   72 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BUILDING PRODUCTS: 0.02%
$     500,000 OWENS CORNING INCORPORATED                                            6.50%     12/01/2016    $     535,510
                                                                                                            -------------
COMMERCIAL SERVICES & SUPPLIES: 0.27%
    1,000,000 ALLIED WASTE NORTH AMERICA INCORPORATED                               6.88      06/01/2017        1,103,750
      150,000 AVERY DENNISON CORPORATION                                            5.38      04/15/2020          166,324
      500,000 BLACK & DECKER                                                        8.95      04/15/2014          616,308
      500,000 BLOCK FINANCIAL LLC                                                   7.88      01/15/2013          552,599
      350,000 BROWNING-FERRIS INDUSTRIES INCORPORATED                               7.40      09/15/2035          432,341
      100,000 COOPER US INCORPORATED                                                6.10      07/01/2017          117,710
      180,000 CRH AMERICA INCORPORATED                                              5.30      10/15/2013          193,018
      100,000 CRH AMERICA INCORPORATED                                              5.63      09/30/2011          104,319
      350,000 CRH AMERICA INCORPORATED                                              6.00      09/30/2016          384,556
      350,000 CRH AMERICA INCORPORATED                                              6.95      03/15/2012          375,495
      200,000 CRH AMERICA INCORPORATED                                              8.13      07/15/2018          237,704
      500,000 PITNEY BOWES INCORPORATED                                             5.25      01/15/2037          522,848
      250,000 PITNEY BOWES INCORPORATED SERIES MTN                                  4.75      01/15/2016          263,503
      100,000 PITNEY BOWES INCORPORATED SERIES MTN                                  5.75      09/15/2017          109,666
       50,000 REPUBLIC SERVICES INCORPORATED                                        5.25      11/15/2021           55,552
      125,000 REPUBLIC SERVICES INCORPORATED                                        5.50      09/15/2019          140,315
       65,000 RR DONNELLEY & SONS COMPANY                                           5.50      05/15/2015           67,610
       50,000 RR DONNELLEY & SONS COMPANY                                           6.13      01/15/2017           51,550
      600,000 RR DONNELLEY & SONS COMPANY                                           8.60      08/15/2016          689,431
      415,000 WASTE MANAGEMENT INCORPORATED                                         5.00      03/15/2014          457,167
      326,000 WASTE MANAGEMENT INCORPORATED                                         6.10      03/15/2018          383,382
      500,000 WASTE MANAGEMENT INCORPORATED                                         6.13      11/30/2039          569,895
      150,000 WASTE MANAGEMENT INCORPORATED                                         7.75      05/15/2032          198,920
                                                                                                                7,793,963
                                                                                                            -------------
CONSTRUCTION & ENGINEERING: 0.01%
       65,000 TOLL BROTHERS FINANCE CORPORATION                                     5.15      05/15/2015           65,697
      100,000 TOLL BROTHERS FINANCE CORPORATION                                     6.75      11/01/2019          105,794
                                                                                                                  171,491
                                                                                                            -------------
CORPORATE BONDS & NOTES: 0.00%
       50,000 EQUIFAX INCORPORATED                                                  7.00      07/01/2037           56,926
                                                                                                            -------------
ELECTRICAL EQUIPMENT: 0.04%
      100,000 EMERSON ELECTRIC COMPANY                                              4.13      04/15/2015          110,021
      100,000 EMERSON ELECTRIC COMPANY                                              4.75      10/15/2015          114,321
       50,000 EMERSON ELECTRIC COMPANY                                              5.25      10/15/2018           58,167
      500,000 EMERSON ELECTRIC COMPANY                                              5.25      11/15/2039          562,335
      100,000 EMERSON ELECTRIC COMPANY                                              6.13      04/15/2039          126,379
      100,000 ROPER INDUSTRIES INCORPORATED                                         6.63      08/15/2013          113,114
                                                                                                                1,084,337
                                                                                                            -------------
INDUSTRIAL CONGLOMERATES: 0.12%
      500,000 3M COMPANY                                                            4.50      11/01/2011          523,546
       75,000 3M COMPANY SERIES MTN                                                 5.70      03/15/2037           91,176
    1,360,000 GENERAL ELECTRIC COMPANY                                              5.00      02/01/2013        1,473,870
      750,000 GENERAL ELECTRIC COMPANY                                              5.25      12/06/2017          841,353
      250,000 PHILIPS ELECTRONICS NV                                                6.88      03/11/2038          321,682
      350,000 TEXTRON INCORPORATED                                                  7.25      10/01/2019          416,079
                                                                                                                3,667,706
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 73


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
MACHINERY: 0.11%
$     550,000 CATERPILLAR INCORPORATED                                              6.05%     08/15/2036    $     680,705
      450,000 DANAHER CORPORATION                                                   5.40      03/01/2019          531,194
      200,000 DEERE & COMPANY                                                       4.38      10/16/2019          220,952
      150,000 DEERE & COMPANY                                                       5.38      10/16/2029          170,023
      100,000 DOVER CORPORATION                                                     5.45      03/15/2018          117,228
       60,000 DOVER CORPORATION                                                     6.60      03/15/2038           79,314
      500,000 EATON CORPORATION                                                     5.60      05/15/2018          583,818
      300,000 ILLINOIS TOOL WORKS INCORPORATED                                      5.15      04/01/2014          339,884
      155,000 ILLINOIS TOOL WORKS INCORPORATED                                      6.25      04/01/2019          190,213
      135,000 PARKER HANNIFIN CORPORATION SERIES MTN                                5.50      05/15/2018          158,289
       60,000 PARKER HANNIFIN CORPORATION SERIES MTN                                6.25      05/15/2038           73,887
      150,000 SNAP ON INCORPORATED                                                  6.13      09/01/2021          175,506
                                                                                                                3,321,013
                                                                                                            -------------
ROAD & RAIL: 0.25%
      435,000 CANADIAN NATIONAL RAILWAY COMPANY                                     5.55      03/01/2019          519,109
      350,000 CANADIAN NATIONAL RAILWAY COMPANY                                     6.38      11/15/2037          451,350
      100,000 CSX CORPORATION                                                       5.60      05/01/2017          113,883
      100,000 CSX CORPORATION                                                       6.00      10/01/2036          113,841
       70,000 CSX CORPORATION                                                       6.15      05/01/2037           80,868
      200,000 CSX CORPORATION                                                       6.22      04/30/2040          235,407
      250,000 CSX CORPORATION                                                       6.25      04/01/2015          292,432
      300,000 CSX CORPORATION                                                       6.30      03/15/2012          321,048
      500,000 CSX CORPORATION                                                       7.38      02/01/2019          631,756
      275,000 NORFOLK SOUTHERN CORPORATION                                          5.59      05/17/2025          305,895
    1,100,000 NORFOLK SOUTHERN CORPORATION                                          5.75      04/01/2018        1,280,445
       65,000 NORFOLK SOUTHERN CORPORATION                                          5.90      06/15/2019           77,180
      500,000 NORFOLK SOUTHERN CORPORATION                                          7.25      02/15/2031          639,655
      100,000 RYDER SYSTEM INCORPORATED                                             5.85      03/01/2014          110,477
      250,000 RYDER SYTEMS INCORPORATED                                             5.85      11/01/2016          279,651
      360,000 UNION PACIFIC CORPORATION                                             4.88      01/15/2015          399,421
      200,000 UNION PACIFIC CORPORATION                                             5.75      11/15/2017          233,193
      300,000 UNION PACIFIC CORPORATION++                                           5.78      07/15/2040          342,716
       40,000 UNION PACIFIC CORPORATION                                             6.15      05/01/2037           47,934
      600,000 UNION PACIFIC CORPORATION                                             6.63      02/01/2029          725,602
                                                                                                                7,201,863
                                                                                                            -------------
TRANSPORTATION INFRASTRUCTURE: 0.06%
      125,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              4.70      10/01/2019          137,598
      500,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              4.88      01/15/2015          555,604
      360,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              5.65      05/01/2017          414,538
      550,000 BURLINGTON NORTHERN SANTA FE CORPORATION                              6.15      05/01/2037          643,452
                                                                                                                1,751,192
                                                                                                            -------------
INFORMATION TECHNOLOGY: 0.89%
COMMUNICATIONS EQUIPMENT: 0.17%
      600,000 CISCO SYSTEMS INCORPORATED                                            4.45      01/15/2020          660,266
      600,000 CISCO SYSTEMS INCORPORATED                                            4.95      02/15/2019          685,786
      775,000 CISCO SYSTEMS INCORPORATED                                            5.50      02/22/2016          913,830
      700,000 CISCO SYSTEMS INCORPORATED                                            5.50      01/15/2040          782,638
      500,000 CISCO SYSTEMS INCORPORATED                                            5.90      02/15/2039          586,583
      400,000 HARRIS CORPORATION                                                    5.95      12/01/2017          458,178
      700,000 MOTOROLA INCORPORATED                                                 6.00      11/15/2017          779,425
      120,000 MOTOROLA INCORPORATED                                                 7.50      05/15/2025          142,769
                                                                                                                5,009,475
                                                                                                            -------------

                   74 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMPUTERS & PERIPHERALS: 0.16%
$     200,000 DELL INCORPORATED                                                     5.63%     04/15/2014    $     226,593
      550,000 DELL INCORPORATED                                                     5.88      06/15/2019          640,320
      100,000 DELL INCORPORATED                                                     6.50      04/15/2038          119,937
      200,000 DELL INCORPORATED                                                     7.10      04/15/2028          246,382
      500,000 HEWLETT-PACKARD COMPANY                                               4.25      02/24/2012          524,831
    1,500,000 HEWLETT-PACKARD COMPANY                                               4.75      06/02/2014        1,681,709
      500,000 HEWLETT-PACKARD COMPANY                                               5.50      03/01/2018          592,570
      180,000 HEWLETT-PACKARD COMPANY                                               6.50      07/01/2012          197,882
      250,000 LEXMARK INTERNATIONAL INCORPORATED                                    6.65      06/01/2018          283,131
                                                                                                                4,513,355
                                                                                                            -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.03%
      500,000 AGILENT TECHNOLOGIES INCORPORATED                                     5.50      09/14/2015          560,159
       60,000 AGILENT TECHNOLOGIES INCORPORATED                                     6.50      11/01/2017           69,600
      150,000 AMPHENOL CORPORATION                                                  4.75      11/15/2014          162,499
      100,000 ARROW ELECTRONICS INCORPORATED                                        6.00      04/01/2020          108,086
       20,000 CORNING INCORPORATED                                                  6.63      05/15/2019           24,134
                                                                                                                  924,478
                                                                                                            -------------
IT SERVICES: 0.21%
      500,000 COMPUTER SCIENCES CORPORATION                                         5.50      03/15/2013          544,682
      150,000 COMPUTER SCIENCES CORPORATION SERIES WI                               6.50      03/15/2018          174,196
      180,000 ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                          6.00      08/01/2013          204,335
      600,000 FISERV INCORPORATED                                                   6.13      11/20/2012          653,679
      100,000 FISERV INCORPORATED                                                   6.80      11/20/2017          114,481
      350,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           1.00      08/05/2013          350,413
      250,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           2.10      05/06/2013          257,816
      200,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           4.75      11/29/2012          217,750
      550,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           5.60      11/30/2039          649,818
      500,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           5.70      09/14/2017          599,021
      250,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           5.88      11/29/2032          297,975
    1,000,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                           7.63      10/15/2018        1,336,921
       80,000 THE WESTERN UNION COMPANY++                                           5.25      04/01/2020           86,847
       75,000 THE WESTERN UNION COMPANY                                             5.93      10/01/2016           87,102
       75,000 THE WESTERN UNION COMPANY                                             6.20      11/17/2036           82,903
      500,000 THE WESTERN UNION COMPANY                                             6.50      02/26/2014          570,801
                                                                                                                6,228,740
                                                                                                            -------------
OFFICE ELECTRONICS: 0.08%
      200,000 XEROX CORPORATION                                                     4.25      02/15/2015          212,992
      570,000 XEROX CORPORATION                                                     5.50      05/15/2012          608,264
      200,000 XEROX CORPORATION                                                     5.63      12/15/2019          222,050
      150,000 XEROX CORPORATION                                                     6.35      05/15/2018          171,773
      250,000 XEROX CORPORATION                                                     6.75      02/01/2017          292,394
      100,000 XEROX CORPORATION                                                     6.75      12/15/2039          118,521
      570,000 XEROX CORPORATION                                                     8.25      05/15/2014          683,073
                                                                                                                2,309,067
                                                                                                            -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.02%
      250,000 ANALOG DEVICES INCORPORATED                                           5.00      07/01/2014          275,301
      350,000 NATIONAL SEMICONDUCTOR                                                3.95      04/15/2015          366,689
                                                                                                                  641,990
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 75


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
SOFTWARE: 0.22%
$     100,000 ADOBE SYSTEMS INCORPORATED                                            3.25%     02/01/2015    $     104,519
      125,000 ADOBE SYSTEMS INCORPORATED                                            4.75      02/01/2020          134,523
      500,000 CA INCORPORATED                                                       5.38      12/01/2019          545,393
      690,000 MICROSOFT CORPORATION                                                 2.95      06/01/2014          735,493
      175,000 MICROSOFT CORPORATION                                                 4.20      06/01/2019          196,332
      110,000 MICROSOFT CORPORATION                                                 5.20      06/01/2039          127,442
      500,000 ORACLE CORPORATION                                                    3.75      07/08/2014          543,949
      350,000 ORACLE CORPORATION++                                                  3.88      07/15/2020          371,979
      500,000 ORACLE CORPORATION                                                    4.95      04/15/2013          551,742
      300,000 ORACLE CORPORATION                                                    5.00      07/08/2019          345,051
      350,000 ORACLE CORPORATION                                                    5.25      01/15/2016          406,204
      750,000 ORACLE CORPORATION++                                                  5.38      07/15/2040          812,991
      750,000 ORACLE CORPORATION                                                    5.75      04/15/2018          897,317
      200,000 ORACLE CORPORATION                                                    6.13      07/08/2039          241,498
      250,000 ORACLE CORPORATION                                                    6.50      04/15/2038          315,084
                                                                                                                6,329,517
                                                                                                            -------------
MATERIALS: 0.77%
CHEMICALS: 0.39%
      150,000 AIR PRODUCTS & CHEMICALS INCORPORATED                                 4.38      08/21/2019          160,263
      100,000 AIRGAS INCORPORATED                                                   2.85      10/01/2013          101,881
      100,000 CABOT CORPORATION                                                     5.00      10/01/2016          109,252
      250,000 CYTEC INDUSTRIES INCORPORATED                                         6.00      10/01/2015          279,266
      500,000 DOW CHEMICAL COMPANY                                                  4.85      08/15/2012          527,683
      500,000 DOW CHEMICAL COMPANY                                                  5.90      02/15/2015          553,603
      100,000 DOW CHEMICAL COMPANY                                                  6.00      10/01/2012          108,408
      350,000 DOW CHEMICAL COMPANY                                                  7.38      11/01/2029          401,712
      685,000 DOW CHEMICAL COMPANY                                                  7.60      05/15/2014          798,444
    1,155,000 DOW CHEMICAL COMPANY                                                  8.55      05/15/2019        1,447,775
      135,000 DOW CHEMICAL COMPANY                                                  9.40      05/15/2039          191,621
      250,000 DU PONT E I DE NEMOURS & COMPANY                                      6.50      01/15/2028          308,418
      700,000 E.I. DU PONT DE NEMOURS & COMPANY                                     3.25      01/15/2015          743,644
      400,000 E.I. DU PONT DE NEMOURS & COMPANY                                     4.50      08/15/2019          437,297
      200,000 E.I. DU PONT DE NEMOURS & COMPANY                                     4.63      01/15/2020          222,388
      565,000 E.I. DU PONT DE NEMOURS & COMPANY                                     4.88      04/30/2014          631,339
      200,000 E.I. DU PONT DE NEMOURS & COMPANY                                     5.00      07/15/2013          221,221
       50,000 E.I. DU PONT DE NEMOURS & COMPANY                                     5.25      12/15/2016           58,249
       25,000 E.I. DU PONT DE NEMOURS & COMPANY                                     5.60      12/15/2036           28,788
      625,000 E.I. DU PONT DE NEMOURS & COMPANY                                     6.00      07/15/2018          754,732
      200,000 EASTMAN CHEMICAL COMPANY                                              7.60      02/01/2027          248,985
       65,000 LUBRIZOL CORPORATION                                                  5.50      10/01/2014           71,612
      250,000 LUBRIZOL CORPORATION                                                  8.88      02/01/2019          321,208
      500,000 MONSANTO COMPANY                                                      5.13      04/15/2018          567,440
      100,000 MONSANTO COMPANY                                                      5.50      08/15/2025          113,725
      200,000 PPG INDUSTRIES INCORPORATED                                           5.75      03/15/2013          219,469
      100,000 PPG INDUSTRIES INCORPORATED                                           6.65      03/15/2018          120,879
      600,000 PRAXAIR INCORPORATED                                                  2.13      06/14/2013          616,190
       50,000 PRAXAIR INCORPORATED                                                  5.20      03/15/2017           56,426
       75,000 PRAXAIR INCORPORATED                                                  5.38      11/01/2016           86,977
      150,000 PRAXAIR INCORPORATED                                                  6.38      04/01/2012          162,883
      250,000 RPM INTERNATIONAL INCORPORATED                                        6.50      02/15/2018          279,162
      250,000 SHERWIN-WILLIAMS COMPANY                                              3.13      12/15/2014          263,183
      100,000 VALSPAR CORPORATION                                                   7.25      06/15/2019          122,367
                                                                                                               11,336,490
                                                                                                            -------------

                   76 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
CONSTRUCTION MATERIALS: 0.03%
$      25,000 MARTIN MARIETTA MATERIALS INCORPORATED                                6.25%     05/01/2037    $      27,755
      125,000 MARTIN MARIETTA MATERIALS INCORPORATED                                6.60      04/15/2018          140,040
      100,000 VULCAN MATERIALS COMPANY                                              5.60      11/30/2012          107,644
      500,000 VULCAN MATERIALS COMPANY                                              7.00      06/15/2018          557,428
       50,000 VULCAN MATERIALS COMPANY                                              7.15      11/30/2037           55,006
                                                                                                                  887,873
                                                                                                            -------------
CONTAINERS & PACKAGING: 0.06%
      515,000 BEMIS COMPANY INCORPORATED                                            5.65      08/01/2014          575,900
       10,000 BEMIS COMPANY INCORPORATED                                            6.80      08/01/2019           11,965
      100,000 BOTTLING GROUP LLC                                                    4.63      11/15/2012          107,816
      750,000 BOTTLING GROUP LLC                                                    6.95      03/15/2014          889,391
      200,000 PACTIV CORPORATION                                                    6.40      01/15/2018          207,361
                                                                                                                1,792,433
                                                                                                            -------------
METALS & MINING: 0.22%
      180,000 ALCAN INCORPORATED                                                    5.00      06/01/2015          196,301
       25,000 ALCOA INCORPORATED                                                    5.55      02/01/2017           25,522
      350,000 ALCOA INCORPORATED                                                    5.72      02/23/2019          353,265
      300,000 ALCOA INCORPORATED                                                    5.90      02/01/2027          291,997
       25,000 ALCOA INCORPORATED                                                    5.95      02/01/2037           22,634
    1,200,000 ALCOA INCORPORATED<<                                                  6.00      07/15/2013        1,299,796
       50,000 ALCOA INCORPORATED                                                    6.75      07/15/2018           53,793
       75,000 ALCOA INCORPORATED                                                    6.75      01/15/2028           75,604
      150,000 ALLEGHENY TECHNOLOGIES INCORPORATED                                   9.38      06/01/2019          181,978
      150,000 BHP BILLITON FINANCE USA LIMITED                                      5.25      12/15/2015          170,170
       50,000 COMMERCIAL METALS COMPANY                                             6.50      07/15/2017           52,466
      250,000 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.25      04/01/2015          267,500
    1,000,000 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.38      04/01/2017        1,110,000
      225,000 NEWMONT MINING CORPORATION                                            5.13      10/01/2019          249,876
      475,000 NEWMONT MINING CORPORATION                                            6.25      10/01/2039          542,027
      100,000 NUCOR CORPORATION                                                     5.00      06/01/2013          109,387
      500,000 NUCOR CORPORATION                                                     5.75      12/01/2017          582,315
      150,000 NUCOR CORPORATION                                                     5.85      06/01/2018          176,668
       50,000 NUCOR CORPORATION                                                     6.40      12/01/2037           61,908
      440,000 SOUTHERN COPPER CORPORATION                                           6.75      04/16/2040          474,925
      150,000 SOUTHERN COPPER CORPORATION                                           7.50      07/27/2035          173,822
       90,000 SOUTHERN PERU COPPER CORPORATION                                      5.38      04/16/2020           94,803
                                                                                                                6,566,757
                                                                                                            -------------
PAPER & FOREST PRODUCTS: 0.07%
       65,000 CELULOSA ARAUCO Y CONSTITUCION SA                                     5.63      04/20/2015           71,026
      450,000 INTERNATIONAL PAPER COMAPNY                                           7.50      08/15/2021          536,400
      430,000 INTERNATIONAL PAPER COMPANY                                           5.30      04/01/2015          464,353
      250,000 INTERNATIONAL PAPER COMPANY                                           7.30      11/15/2039          281,703
      500,000 INTERNATIONAL PAPER COMPANY                                           7.95      06/15/2018          605,775
                                                                                                                1,959,257
                                                                                                            -------------
TELECOMMUNICATION SERVICES: 1.20%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.08%
      350,000 ALLTEL CORPORATION                                                    7.88      07/01/2032          469,333
      700,000 AMERICAN TOWER CORPORATION                                            5.25      04/15/2013          772,671
    1,000,000 AT&T INCORPORATED                                                     4.95      01/15/2013        1,089,512
    1,075,000 AT&T INCORPORATED                                                     5.10      09/15/2014        1,208,349
    1,000,000 AT&T INCORPORATED                                                     5.50      02/01/2018        1,154,290

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
$    500,000  AT&T INCORPORATED                                                     5.60%     05/15/2018    $     579,855
     300,000  AT&T INCORPORATED                                                     5.80      02/15/2019          353,720
   1,500,000  AT&T INCORPORATED                                                     6.30      01/15/2038        1,718,850
     570,000  AT&T INCORPORATED                                                     6.50      09/01/2037          666,241
     800,000  AT&T INCORPORATED                                                     6.55      02/15/2039          948,042
   1,350,000  AT&T INCORPORATED                                                     6.70      11/15/2013        1,563,578
   1,050,000  AT&T INCORPORATED                                                     8.00      11/15/2031        1,439,113
   1,000,000  AT&T WIRELESS                                                         8.13      05/01/2012        1,115,560
     950,000  AT&T WIRELESS                                                         8.75      03/01/2031        1,382,187
     750,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                 7.88      02/15/2030          946,940
     325,000  BELLSOUTH CORPORATION                                                 5.20      09/15/2014          365,898
     180,000  BELLSOUTH CORPORATION                                                 6.00      11/15/2034          193,583
     180,000  BELLSOUTH CORPORATION                                                 6.55      06/15/2034          205,280
     100,000  CENTURYTELELEPHONE INCORPORATED                                       5.00      02/15/2015          102,232
     240,000  CENTURYTELELEPHONE INCORPORATED                                       6.00      04/01/2017          246,816
     365,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38      03/15/2013          424,098
     350,000  COMCAST CABLE HOLDINGS LLC                                            7.13      02/15/2028          409,371
     500,000  COX COMMUNICATIONS INCORPORATED                                       4.63      06/01/2013          537,569
     180,000  COX COMMUNICATIONS INCORPORATED                                       5.45      12/15/2014          202,839
     300,000  COX COMMUNICATIONS INCORPORATED                                       7.13      10/01/2012          333,570
     650,000  EMBARQ CORPORATION                                                    7.08      06/01/2016          708,627
     500,000  EMBARQ CORPORATION                                                    8.00      06/01/2036          517,181
     350,000  FRANCE TELECOM SA (EUR)                                               5.38      07/08/2019          403,024
     300,000  QWEST CORPORATION                                                     6.88      09/15/2033          294,750
     500,000  QWEST CORPORATION                                                     7.50      06/15/2023          510,000
     285,000  QWEST CORPORATION                                                     8.38      05/01/2016          332,025
     800,000  QWEST CORPORATION                                                     8.88      03/15/2012          880,000
     350,000  SBC COMMUNICATIONS                                                    5.63      06/15/2016          405,659
     250,000  VERIZON COMMUNICATIONS INCORPORATED                                   6.25      04/01/2037          285,398
   1,000,000  VERIZON COMMUNICATIONS INCORPORATED                                   6.35      04/01/2019        1,208,012
     500,000  VERIZON COMMUNICATIONS INCORPORATED                                   6.90      04/15/2038          618,266
   1,350,000  VERIZON COMMUNICATIONS INCORPORATED                                   7.35      04/01/2039        1,758,605
   1,050,000  VERIZON COMMUNICATIONS INCORPORATED                                   8.75      11/01/2018        1,415,291
     500,000  VERIZON COMMUNICATIONS INCORPORATED                                   8.95      03/01/2039          742,415
     325,000  VERIZON GLOBAL FUNDING CORPORATION                                    4.90      09/15/2015          365,420
     100,000  VERIZON GLOBAL FUNDING CORPORATION                                    5.85      09/15/2035          109,114
   1,000,000  VERIZON GLOBAL FUNDING CORPORATION                                    7.38      09/01/2012        1,122,710
     350,000  VERIZON GLOBAL FUNDING CORPORATION                                    7.75      12/01/2030          456,419
     550,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                            5.88      01/17/2012          582,666
     467,000  VERIZON NEW YORK INCORPORATED SERIES A                                6.88      04/01/2012          504,572
                                                                                                               31,649,651
                                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES: 0.12%
     100,000  AMERICAN TOWER CORPORATION                                            4.63      04/01/2015          106,065
     200,000  AMERICAN TOWER CORPORATION                                            5.05      09/01/2020          201,708
     350,000  AMERICAN TOWER CORPORATION                                            7.00      10/15/2017          404,688
   1,500,000  VERIZON WIRELESS CAPITAL LLC                                          5.55      02/01/2014        1,697,456
     250,000  VERIZON WIRELESS CAPITAL LLC                                          7.38      11/15/2013          296,258
     500,000  VERIZON WIRELESS CAPITAL LLC                                          8.50      11/15/2018          674,321
                                                                                                                3,380,496
                                                                                                            -------------
UTILITIES: 2.03%
ELECTRIC UTILITIES: 1.75%
     500,000  ALABAMA POWER COMPANY                                                 6.00      03/01/2039          598,372
     105,000  ALABAMA POWER COMPANY                                                 6.13      05/15/2038          126,460

                   78 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
ELECTRIC UTILITIES (continued)
$     100,000 AMEREN ENERGY GENERATING COMPANY                                      6.30%     04/01/2020    $     100,500
      100,000 AMEREN ENERGY GENERATING COMPANY SERIES H                             7.00      04/15/2018          106,795
       75,000 AMEREN UNION ELECTRIC                                                 5.40      02/01/2016           83,172
      100,000 AMEREN UNION ELECTRIC                                                 6.00      04/01/2018          115,225
      250,000 AMERENENERGY GENERATING COMPANY SENIOR NOTE SERIES F                  7.95      06/01/2032          263,731
      600,000 APPALACHIAN POWER COMPANY                                             7.00      04/01/2038          753,610
      315,000 APPALACHIAN POWER COMPANY SERIES L                                    5.80      10/01/2035          335,106
      500,000 ARIZONA PUBLIC SERVICE COMPANY                                        6.38      10/15/2011          525,822
       65,000 ATLANTIC CITY ELECTRIC COMPANY                                        7.75      11/15/2018           83,049
      180,000 CAROLINA POWER & LIGHT COMPANY                                        5.25      12/15/2015          209,275
      800,000 CAROLINA POWER & LIGHT COMPANY                                        5.30      01/15/2019          933,357
      250,000 CENTERPOINT ENERGY HOUSTON MORTGAGE BOND SERIES K                     6.95      03/15/2033          312,110
      450,000 CENTERPOINT ENERGY HOUSTON SERIES J2                                  5.70      03/15/2013          498,505
      500,000 COMMONWEALTH EDISON COMPANY                                           5.80      03/15/2018          587,174
      250,000 COMMONWEALTH EDISON COMPANY                                           5.90      03/15/2036          291,651
      250,000 COMMONWEALTH EDISON COMPANY FIRST MORTGAGE BOND                       4.70      04/15/2015          279,141
       65,000 COMMONWEALTH EDISON COMPANY SERIES 100                                5.88      02/01/2033           74,672
       50,000 COMMONWEALTH EDISON COMPANY SERIES 105                                5.40      12/15/2011           52,708
      100,000 CONNECTICUT LIGHT & POWER COMPANY                                     5.65      05/01/2018          115,943
      180,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  4.88      02/01/2013          195,641
      600,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  5.50      12/01/2039          662,066
      100,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  5.85      04/01/2018          119,344
      500,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  6.65      04/01/2019          631,532
      100,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  6.75      04/01/2038          128,995
      200,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                  7.13      12/01/2018          257,669
      100,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED
              SERIES 06-C                                                           5.50      09/15/2016          115,848
       50,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED
              SERIES D                                                              5.30      12/01/2016           57,605
       50,000 CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED
              SERIES E                                                              5.70      12/01/2036           56,388
      150,000 CONSUMERS ENERGY COMPANY                                              5.65      09/15/2018          172,084
      500,000 CONSUMERS ENERGY COMPANY FIRST MORTGAGE BOND                          6.70      09/15/2019          618,228
      150,000 CONSUMERS ENERGY COMPANY SERIES B                                     5.38      04/15/2013          164,019
      150,000 DUKE ENERGY CAROLINAS LLC                                             5.75      11/15/2013          171,070
      100,000 DUKE ENERGY CAROLINAS LLC                                             7.00      11/15/2018          127,967
      750,000 DUKE ENERGY CORPORATION                                               3.35      04/01/2015          784,322
      725,000 DUKE ENERGY CORPORATION                                               3.95      09/15/2014          776,867
      950,000 DUKE ENERGY CORPORATION                                               6.30      02/01/2014        1,087,377
       75,000 DUKE ENERGY CORPORATION                                               6.45      10/15/2032           93,104
      750,000 DUKE ENERGY INDIANA INCORPORATED                                      6.35      08/15/2038          943,465
       65,000 DUKE ENERGY INDIANA INCORPORATED                                      6.45      04/01/2039           82,965
      250,000 DUKE ENERGY OHIO INCORPORATED                                         5.45      04/01/2019          294,380
      500,000 ENERGY EAST CORPORATION                                               6.75      07/15/2036          579,165
      100,000 ENTERGY ARKANSAS INCORPORATED                                         5.40      08/01/2013          110,198
      120,000 ENTERGY GULF STATES LOUISIANA LLC                                     5.59      10/01/2024          136,971
      100,000 ENTERGY GULF STATES LOUISIANA LLC                                     6.00      05/01/2018          116,279
      250,000 ENTERGY LOUISIANA LLC                                                 5.40      11/01/2024          292,589
      375,000 EXELON CORPORATION                                                    4.90      06/15/2015          411,050
       65,000 EXELON CORPORATION                                                    5.63      06/15/2035           67,115
      500,000 EXELON GENERATION COMPANY LLC                                         5.20      10/01/2019          554,966
      500,000 EXELON GENERATION COMPANY LLC                                         6.25      10/01/2039          559,183
        7,000 FIRSTENERGY CORPORATION SERIES B                                      6.45      11/15/2011            7,351
      430,000 FIRSTENERGY CORPORATION SERIES C                                      7.38      11/15/2031          476,350
    1,200,000 FIRSTENERGY SOLUTIONS COMPANY                                         4.80      02/15/2015        1,279,490
      240,000 FIRSTENERGY SOLUTIONS COMPANY                                         6.05      08/15/2021          254,207
      164,000 FIRSTENERGY SOLUTIONS COMPANY                                         6.80      08/15/2039          168,526
      100,000 FLORIDA POWER & LIGHT COMPANY                                         4.80      03/01/2013          108,032
      150,000 FLORIDA POWER & LIGHT COMPANY                                         5.63      04/01/2034          172,334

                   Wells Fargo Advantage Master Portfolios 79


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
ELECTRIC UTILITIES (continued)
$     585,000 FLORIDA POWER & LIGHT COMPANY                                         5.69%     03/01/2040    $     686,842
      100,000 FLORIDA POWER & LIGHT COMPANY                                         5.85      05/01/2037          118,997
       50,000 FLORIDA POWER & LIGHT COMPANY                                         5.95      02/01/2038           60,409
      500,000 FLORIDA POWER & LIGHT COMPANY                                         6.40      06/15/2038          627,867
      125,000 FLORIDA POWER CORPORATION                                             5.65      04/01/2040          143,756
      100,000 FPL GROUP CAPITAL INCORPORATED                                        2.55      11/15/2013          102,299
      800,000 FPL GROUP CAPITAL INCORPORATED                                        5.63      09/01/2011          837,052
      750,000 FPL GROUP CAPITAL INCORPORATED                                        6.00      03/01/2019          880,189
      125,000 GEORGIA POWER COMPANY                                                 4.25      12/01/2019          135,125
      200,000 GEORGIA POWER COMPANY                                                 5.40      06/01/2018          232,507
      250,000 GEORGIA POWER COMPANY                                                 5.40      06/01/2040          272,140
      125,000 GEORGIA POWER COMPANY                                                 6.00      11/01/2013          142,479
      250,000 GEORGIA POWER COMPANY SERIES 2009 A                                   5.95      02/01/2039          295,408
      100,000 GEORGIA POWER COMPANY SERIES B                                        5.70      06/01/2017          117,511
      250,000 GREAT PLAIN ENERGY INCORPORATED                                       6.38      03/01/2018          294,694
      100,000 ILLINOIS POWER COMPANY                                                6.13      11/15/2017          115,342
       50,000 ILLINOIS POWER COMPANY                                                6.25      04/01/2018           57,364
      500,000 INDIANA MICHIGAN POWER COMPANY                                        7.00      03/15/2019          614,480
       30,000 INTERSTATE POWER & LIGHT COMPANY                                      6.25      07/15/2039           36,567
      100,000 JERSEY CENTRAL POWER & LIGHT COMPANY                                  5.63      05/01/2016          112,511
      250,000 JERSEY CENTURY POWER & LIGHT COMPANY                                  7.35      02/01/2019          311,759
      200,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   3.15      07/15/2012          206,856
      250,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.30      03/15/2018          288,894
       75,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.80      10/15/2036           86,895
      180,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.88      10/01/2012          195,913
      100,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   5.95      05/15/2037          113,347
      250,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   6.13      04/01/2036          288,939
      500,000 MIDAMERICAN ENERGY HOLDINGS COMPANY                                   6.50      09/15/2037          607,538
      300,000 NEVADA POWER COMPANY                                                  7.13      03/15/2019          370,166
      550,000 NEVADA POWER COMPANY SERIES O                                         6.50      05/15/2018          659,301
      180,000 NISOURCE FINANCE CORPORATION                                          5.25      09/15/2017          194,776
       65,000 NISOURCE FINANCE CORPORATION                                          5.45      09/15/2020           69,595
      100,000 NISOURCE FINANCE CORPORATION                                          6.13      03/01/2022          111,601
      100,000 NISOURCE FINANCE CORPORATION                                          6.40      03/15/2018          114,802
       90,000 NISOURCE FINANCE CORPORATION                                          6.80      01/15/2019          106,046
      500,000 NISOURCE FINANCE CORPORATION                                         10.75      03/15/2016          655,124
      150,000 NORTHERN STATES POWER COMPANY MINNESOTA                               1.95      08/15/2015          150,770
      500,000 NORTHERN STATES POWER COMPANY MINNESOTA                               5.25      03/01/2018          579,404
       40,000 NORTHERN STATES POWER COMPANY MINNESOTA                               5.35      11/01/2039           45,242
      100,000 NORTHERN STATES POWER COMPANY MINNESOTA                               6.20      07/01/2037          124,777
      250,000 NORTHERN STATES POWER COMPANY MINNESOTA FIRST MORTGAGE BOND
              SERIES B                                                              8.00      08/28/2012          284,235
      100,000 NSTAR ELECTRIC COMPANY                                                5.50      03/15/2040          116,522
       65,000 OHIO POWER COMPANY                                                    5.38      10/01/2021           74,635
      250,000 OHIO POWER COMPANY                                                    6.00      06/01/2016          290,136
      100,000 OKLAHOMA GAS AND ELECTRIC COMPANY                                     5.85      06/01/2040          115,915
      800,000 ONCOR ELECTRIC DELIVERY COMPANY                                       5.95      09/01/2013          891,724
      500,000 ONCOR ELECTRIC DELIVERY COMPANY                                       6.80      09/01/2018          607,234
      125,000 PACIFIC GAS & ELECTRIC COMPANY                                        4.80      03/01/2014          138,133
      500,000 PACIFIC GAS & ELECTRIC COMPANY                                        5.80      03/01/2037          575,758
      200,000 PACIFIC GAS & ELECTRIC COMPANY                                        6.05      03/01/2034          235,465
      200,000 PACIFIC GAS & ELECTRIC COMPANY                                        6.25      12/01/2013          229,578
      100,000 PACIFIC GAS & ELECTRIC COMPANY                                        6.35      02/15/2038          122,888
    1,000,000 PACIFIC GAS & ELECTRIC COMPANY                                        8.25      10/15/2018        1,319,823
      600,000 PACIFICORP                                                            5.65      07/15/2018          711,628
      500,000 PACIFICORP                                                            6.00      01/15/2039          602,579
      720,000 PACIFICORP                                                            6.25      10/15/2037          891,954

                   80 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
ELECTRIC UTILITIES (continued)
$     250,000 PORTLAND GENERAL ELECTRIC COMPANY                                     6.10%     04/15/2019    $     304,654
      200,000 POTOMAC ELECTRIC POWER                                                6.50      11/15/2037          255,477
       45,000 PPL ELECTRIC UTILITIES CORPORATION                                    6.25      05/15/2039           55,883
      500,000 PPL ENERGY SUPPLY LLC                                                 6.20      05/15/2016          568,049
       75,000 PROGRESS ENERGY INCORPORATED                                          4.55      04/01/2020           83,760
      300,000 PROGRESS ENERGY INCORPORATED                                          6.00      12/01/2039          343,030
       50,000 PROGRESS ENERGY INCORPORATED                                          6.30      04/01/2038           62,427
      120,000 PROGRESS ENERGY INCORPORATED                                          7.75      03/01/2031          161,918
      700,000 PSEG POWER LLC                                                        2.50      04/15/2013          716,855
      280,000 PSEG POWER LLC                                                        5.13      04/15/2020          303,093
       75,000 PSEG POWER LLC                                                        8.63      04/15/2031          104,441
       50,000 PUBLIC SERVICE COMPANY OF COLORADO                                    5.13      06/01/2019           57,581
      500,000 PUBLIC SERVICE COMPANY OF COLORADO                                    6.25      09/01/2037          628,163
      150,000 PUBLIC SERVICE COMPANY OF COLORADO                                    7.88      10/01/2012          170,201
       40,000 PUBLIC SERVICE COMPANY OF OKLAHOMA                                    5.15      12/01/2019           44,243
    1,000,000 PUBLIC SERVICE ELECTRIC & GAS COMPANY                                 5.30      05/01/2018        1,146,830
      100,000 PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                      5.80      05/01/2037          119,798
      150,000 PUGET SOUND ENERGY INCORPORATED                                       5.76      10/01/2039          165,213
       50,000 PUGET SOUND ENERGY INCORPORATED                                       5.80      03/15/2040           55,396
      330,000 PUGET SOUND ENERGY INCORPORATED                                       6.27      03/15/2037          386,794
      530,000 SAN DIEGO GAS & ELECTRIC COMPANY                                      6.00      06/01/2039          661,963
      525,000 SOUTH CAROLINA ELECTRIC & GAS COMPANY                                 6.50      11/01/2018          649,437
      700,000 SOUTHERN CALIFORNIA EDISON COMPANY                                    5.50      03/15/2040          803,059
      750,000 SOUTHERN CALIFORNIA EDISON COMPANY                                    5.75      03/15/2014          860,936
      350,000 SOUTHERN CALIFORNIA EDISON COMPANY                                    6.05      03/15/2039          431,148
      100,000 SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                        5.00      01/15/2016          114,147
      180,000 SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                        5.35      07/15/2035          200,294
      125,000 SOUTHERN COMPANY                                                      4.15      05/15/2014          135,509
      100,000 SOUTHERN COMPANY SERIES A                                             5.30      01/15/2012          105,631
      250,000 SOUTHERN POWER COMPANY SERIES D                                       4.88      07/15/2015          277,756
       50,000 SOUTHWESTERN ELECTRIC POWER                                           6.20      03/15/2040           54,808
      100,000 SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                          5.55      01/15/2017          109,934
      100,000 SOUTHWESTERN PUBLIC SERVICE                                           6.00      10/01/2036          107,823
      100,000 TAMPA ELECTRIC COMAPNY                                                6.10      05/15/2018          117,565
       75,000 TAMPA ELECTRIC COMPANY                                                6.15      05/15/2037           86,591
      200,000 TENNESSEE VALLEY AUTHORITY                                            4.50      04/01/2018          228,671
      150,000 TENNESSEE VALLEY AUTHORITY                                            5.50      07/18/2017          180,983
       50,000 TOLEDA EDISON COMPANY                                                 6.15      05/15/2037           56,929
       75,000 TXU ELECTRIC DELIVERY COMPANY                                         6.38      05/01/2012           80,865
       75,000 TXU ELECTRIC DELIVERY COMPANY                                         7.00      05/01/2032           92,023
       75,000 TXU ELECTRIC DELIVERY COMPANY                                         7.25      01/15/2033           94,426
       80,000 UNION ELECTRIC COMPANY                                                8.45      03/15/2039          120,304
      200,000 VIRGINIA ELECTRIC & POWER COMPANY                                     5.00      06/30/2019          227,826
      300,000 VIRGINIA ELECTRIC & POWER COMPANY                                     8.88      11/15/2038          459,979
      100,000 VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            4.75      03/01/2013          108,294
      605,000 VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            6.00      05/15/2037          725,448
      100,000 WISCONSIN ELECTRIC POWER COMPANY                                      4.25      12/15/2019          109,813
      100,000 WISCONSIN ELECTRIC POWER COMPANY                                      5.63      05/15/2033          114,569
       50,000 WISCONSIN ELECTRIC POWER COMPANY                                      5.70      12/01/2036           58,455
       50,000 WISCONSIN POWER & LIGHT COMPANY                                       5.00      07/15/2019           57,402
      250,000 WISCONSIN POWER & LIGHT COMPANY                                       6.38      08/15/2037          312,049
                                                                                                               51,133,054
                                                                                                            -------------
GAS UTILITIES: 0.04%
      100,000 ATMOS ENERGY CORPORATION                                              4.95      10/15/2014          109,973
       50,000 ATMOS ENERGY CORPORATION                                              6.35      06/15/2017           57,143

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
GAS UTILITIES (continued)
$     250,000 ATMOS ENERGY CORPORATION                                              8.50%     03/15/2019    $     325,815
      100,000 CONSOLIDATED NATURAL GAS COMPANY SERIES A                             5.00      12/01/2014          111,538
      125,000 KEYSPAN CORPORATION                                                   5.80      04/01/2035          139,390
       65,000 ONEOK INCORPORATED                                                    5.20      06/15/2015           70,148
      400,000 PANHANDLE EAST PIPE LINE COMPANY LP                                   6.20      11/01/2017          443,038
       75,000 SOUTHERN CALIFORNIA GAS COMPANY                                       5.75      11/15/2035           87,722
                                                                                                                1,344,767
                                                                                                            -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.02%
      500,000 CONSTELLATION ENERGY GROUP INCORPORATED                               7.60      04/01/2032          618,146
                                                                                                            -------------
MULTI-UTILITIES: 0.19%
      100,000 ALLIANT ENERGY CORPORATION                                            4.00      10/15/2014          104,867
      250,000 AMEREN CORPORATION                                                    8.88      05/15/2014          290,189
       55,000 AVISTA CORPORATION                                                    5.13      04/01/2022           61,070
      250,000 CENTERPOINT ENERGY RESOURCES CORPORATION                              5.95      02/01/2017          280,637
      580,000 DOMINION RESOURCES INCORPORATED                                       5.20      08/15/2019          663,385
      180,000 DOMINION RESOURCES INCORPORATED                                       5.70      09/17/2012          196,132
      750,000 DOMINION RESOURCES INCORPORATED                                       6.40      06/15/2018          924,095
       50,000 DOMINION RESOURCES INCORPORATED SERIES A                              5.60      11/15/2016           58,564
      125,000 DOMINION RESOURCES INCORPORATED SERIES B                              5.95      06/15/2035          143,018
      350,000 DOMINION RESOURCES INCORPORATED SERIES C                              5.15      07/15/2015          396,687
      350,000 DTE ENERGY COMPANY                                                    6.35      06/01/2016          406,596
       50,000 DTE ENERGY COMPANY                                                    7.63      05/15/2014           58,727
      125,000 DUKE CAPITAL LLC                                                      5.67      08/15/2014          139,210
      100,000 DUKE CAPITAL LLC                                                      8.00      10/01/2019          126,999
      100,000 NSTAR GLOBAL SERVICES INCORPORATED                                    4.50      11/15/2019          110,883
      100,000 SEMPRA ENERGY                                                         6.00      02/01/2013          109,972
    1,090,000 SEMPRA ENERGY                                                         6.50      06/01/2016        1,296,774
      125,000 WISCONSIN ENERGY CORPORATION                                          6.25      05/15/2067          118,125
                                                                                                                5,485,930
                                                                                                            -------------
WATER UTILITIES: 0.03%
      750,000 AMERICAN WATER CAPITAL CORPORATION                                    6.09      10/15/2017          856,354
                                                                                                            -------------
TOTAL CORPORATE BONDS & NOTES (COST $579,289,746)                                                             629,090,454
                                                                                                            -------------
YANKEE CORPORATE BONDS & NOTES: 3.65%
CONSUMER DISCRETIONARY: 0.09%
MEDIA: 0.09%
      250,000 GRUPO TELEVISA SA                                                     6.00      05/15/2018          279,693
      500,000 GRUPO TELEVISA SA                                                     6.63      01/15/2040          566,847
      125,000 THOMSON REUTERS CORPORATION                                           4.70      10/15/2019          138,376
      200,000 THOMSON REUTERS CORPORATION                                           5.70      10/01/2014          228,912
      250,000 THOMSON REUTERS CORPORATION                                           5.95      07/15/2013          281,194
      500,000 THOMSON REUTERS CORPORATION                                           6.50      07/15/2018          605,063
      500,000 WPP FINANCE UK                                                        8.00      09/15/2014          588,245
                                                                                                                2,688,330
                                                                                                            -------------
CONSUMER STAPLES: 0.09%
BEVERAGES: 0.09%
      250,000 COCA-COLA HBC FINANCE B.V.                                            5.13      09/17/2013          272,473
       50,000 DIAGEO CAPITAL PLC                                                    5.20      01/30/2013           54,570
    1,050,000 DIAGEO CAPITAL PLC                                                    5.75      10/23/2017        1,232,772
       75,000 DIAGEO CAPITAL PLC                                                    5.88      09/30/2036           88,637

                   82 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
BEVERAGES (continued)
$    500,000  DIAGEO CAPITAL PLC                                                    7.38%     01/15/2014    $     591,137
     100,000  DIAGEO FINANCE BV                                                     3.25      01/15/2015          105,463
     125,000  DIAGEO FINANCE BV                                                     5.30      10/28/2015          142,865
                                                                                                                2,487,917
                                                                                                            -------------
ENERGY: 0.86%
ENERGY EQUIPMENT & SERVICES: 0.03%
     100,000  WEATHERFORD INTERNATIONAL LIMITED                                     6.00      03/15/2018          110,172
     500,000  WEATHERFORD INTERNATIONAL LIMITED                                     9.63      03/01/2019          656,021
                                                                                                                  766,193
                                                                                                            -------------
OIL, GAS & CONSUMABLE FUELS: 0.83%
     350,000  ALBERTA ENERGY COMPANY LIMITED                                        7.38      11/01/2031          430,673
     150,000  ALBERTA ENERGY COMPANY LIMITED                                        8.13      09/15/2030          195,585
     325,000  ANADARKO FINANCE COMPANY SERIES B                                     7.50      05/01/2031          312,770
     500,000  BP CAPITAL MARKETS PLC                                                3.13      03/10/2012          500,864
     200,000  BP CAPITAL MARKETS PLC                                                3.63      05/08/2014          198,444
     200,000  BP CAPITAL MARKETS PLC                                                3.88      03/10/2015          198,114
     150,000  BP CAPITAL MARKETS PLC                                                4.75      03/10/2019          147,161
   1,000,000  BP CAPITAL MARKETS PLC                                                5.25      11/07/2013        1,037,880
     100,000  BURLINGTON RESOURCES FINANCE COMPANY                                  6.50      12/01/2011          106,765
     500,000  BURLINGTON RESOURCES FINANCE COMPANY                                  7.20      08/15/2031          640,266
   1,150,000  CANADIAN NATURAL RESOURCES LIMITED                                    5.70      05/15/2017        1,327,404
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                    5.85      02/01/2035           71,905
     500,000  CANADIAN NATURAL RESOURCES LIMITED                                    6.25      03/15/2038          571,164
     500,000  CENOVUS ENERGY INCORPORATED                                           4.50      09/15/2014          548,386
     500,000  CENOVUS ENERGY INCORPORATED                                           6.75      11/15/2039          613,517
     400,000  ENCANA CORPORATION                                                    6.50      05/15/2019          487,329
     350,000  ENCANA CORPORATION                                                    6.50      02/01/2038          408,357
     154,000  ENCANA HOLDINGS FINANCE CORPORATION                                   5.80      05/01/2014          174,608
     105,000  HUSKY ENERGY INCORPORATED                                             5.90      06/15/2014          117,239
     100,000  HUSKY ENERGY INCORPORATED                                             6.80      09/15/2037          117,628
     100,000  NEXEN INCORPORATED                                                    5.65      05/15/2017          112,870
      80,000  NEXEN INCORPORATED                                                    6.20      07/30/2019           92,370
     100,000  NEXEN INCORPORATED                                                    6.40      05/15/2037          109,751
     560,000  NEXEN INCORPORATED                                                    7.50      07/30/2039          702,437
     250,000  NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                      4.90      08/01/2020          267,218
     250,000  NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                      7.38      03/15/2014          288,302
     250,000  NORSK HYDRO ASA                                                       6.80      01/15/2028          317,536
     250,000  PC FINANCIAL PARTNERSHIP                                              5.00      11/15/2014          274,334
     400,000  PETRO-CANADA                                                          6.80      05/15/2038          480,943
     700,000  PETRO-CANADA                                                          5.95      05/15/2035          761,691
     120,000  PETROLEOS MEXICANOS++                                                 6.00      03/05/2020          129,900
     440,000  SHELL INTERNATIONAL FINANCE BV                                        1.88      03/25/2013          449,069
     950,000  SHELL INTERNATIONAL FINANCE BV                                        4.00      03/21/2014        1,029,709
     250,000  SHELL INTERNATIONAL FINANCE BV                                        4.38      03/25/2020          274,049
     500,000  SHELL INTERNATIONAL FINANCE BV                                        4.95      03/22/2012          532,076
     300,000  SHELL INTERNATIONAL FINANCE BV                                        5.50      03/25/2040          343,650
     750,000  SHELL INTERNATIONAL FINANCE BV                                        6.38      12/15/2038          953,042
     500,000  SHELL INTERNATIONAL FINANCE BV                                        3.25      09/22/2015          527,647
     500,000  SHELL INTERNATIONAL FINANCE BV                                        4.30      09/22/2019          542,146
     250,000  SHELL INTERNATIONAL FINANCE BV                                        5.20      03/22/2017          287,319
     150,000  STATOILHYDRO ASA                                                      3.88      04/15/2014          161,993
     815,000  STATOILHYDRO ASA                                                      5.25      04/15/2019          941,983
      75,000  SUNCOR ENERGY INCORPORATED                                            5.95      12/01/2034           81,765

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
OIL, GAS & CONSUMABLE FUELS (continued)
$     500,000 SUNCOR ENERGY INCORPORATED                                            6.10%     06/01/2018    $     583,833
      150,000 SUNCOR ENERGY INCORPORATED                                            6.50      06/15/2038          174,670
      250,000 SUNCOR ENERGY INCORPORATED                                            6.85      06/01/2039          303,219
       65,000 TALISMAN ENERGY INCORPORATED                                          5.13      05/15/2015           71,878
      400,000 TALISMAN ENERGY INCORPORATED                                          6.25      02/01/2038          443,106
       65,000 TALISMAN ENERGY INCORPORATED                                          7.75      06/01/2019           82,013
    1,000,000 TOTAL CAPITAL SA                                                      3.13      10/02/2015        1,050,569
      500,000 TOTAL CAPITAL SA                                                      4.45      06/24/2020          547,431
      585,000 TRANSCANADA PIPELINES LIMITED                                         6.20      10/15/2037          666,237
    1,000,000 TRANSCANADA PIPELINES LIMITED                                         7.13      01/15/2019        1,285,295
      500,000 TRANSCANADA PIPELINES LIMITED                                         7.63      01/15/2039          670,924
      600,000 TRANSOCEAN INCORPORATED                                               6.00      03/15/2018          600,019
                                                                                                               24,347,053
                                                                                                            -------------
FINANCIALS: 1.01%
CAPITAL MARKETS: 0.03%
      400,000 NOMURA HOLDINGS INCORPORATED                                          5.00      03/04/2015          429,432
      356,000 NOMURA HOLDINGS INCORPORATED                                          6.70      03/04/2020          406,576
                                                                                                                  836,008
                                                                                                            -------------
COMMERCIAL BANKS: 0.33%
      300,000 BANK OF MONTREAL                                                      2.13      06/28/2013          308,368
      545,000 BANK OF NOVA SCOTIA                                                   2.25      01/22/2013          558,846
      250,000 BANK OF NOVA SCOTIA                                                   2.38      12/17/2013          258,157
      650,000 BANK OF NOVA SCOTIA                                                   3.40      01/22/2015          691,373
      500,000 BNP PARIBAS                                                           3.25      03/11/2015          516,103
      800,000 HSBC HOLDINGS PLC                                                     5.25      12/12/2012          857,037
      850,000 HSBC HOLDINGS PLC                                                     6.50      09/15/2037          979,449
      350,000 HSBC HOLDINGS PLC                                                     6.80      06/01/2038          414,326
    1,000,000 ICICI BANK LIMITED++                                                  6.63      10/03/2012        1,069,400
      500,000 ROYAL BANK OF CANADA                                                  2.10      07/29/2013          513,432
      250,000 ROYAL BANK OF CANADA                                                  2.63      12/15/2015          257,527
      360,000 ROYAL BANK OF SCOTLAND GROUP PLC                                      5.00      10/01/2014          361,817
      375,000 ROYAL BANK OF SCOTLAND GROUP PLC                                      6.40      10/21/2019          400,919
      750,000 WESTPAC BANKING CORPORATION                                           2.25      11/19/2012          762,920
      780,000 WESTPAC BANKING CORPORATION                                           4.20      02/27/2015          833,820
      800,000 WESTPAC BANKING CORPORATION                                           4.88      11/19/2019          851,605
                                                                                                                9,635,099
                                                                                                            -------------
CONSUMER FINANCE: 0.02%
      415,000 ORIX CORPORATION                                                      4.71      04/27/2015          425,757
       75,000 ORIX CORPORATION                                                      5.48      11/22/2011           78,149
                                                                                                                  503,906
                                                                                                            -------------
DIVERSIFIED FINANCIAL SERVICES: 0.57%
      165,000 ANGLOGOLD HOLDINGS PLC                                                5.38      04/15/2020          172,373
       45,000 ANGLOGOLD HOLDINGS PLC                                                6.50      04/15/2040           47,545
    1,000,000 BARCLAYS BANK PLC                                                     2.50      01/23/2013        1,018,226
      250,000 BARCLAYS BANK PLC                                                     3.90      04/07/2015          261,576
      400,000 BARCLAYS BANK PLC                                                     5.00      09/22/2016          434,048
      500,000 BARCLAYS BANK PLC                                                     5.13      01/08/2020          531,536
      600,000 BARCLAYS BANK PLC                                                     5.20      07/10/2014          660,047
      300,000 BARCLAYS BANK PLC                                                     5.45      09/12/2012          323,625
      750,000 BARCLAYS BANK PLC                                                     6.75      05/22/2019          886,798

                   84 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$     150,000 CONOCOPHILLIPS CANADA                                                 5.63%     10/15/2016    $     176,652
      500,000 CREDIT SUISSE NEW YORK NY                                             3.50      03/23/2015          518,640
      250,000 CREDIT SUISSE NEW YORK NY                                             5.40      01/14/2020          263,196
    1,200,000 CREDIT SUISSE NEW YORK NY                                             5.50      05/01/2014        1,328,292
      625,000 CREDIT SUISSE NEW YORK NY                                             6.00      02/15/2018          681,436
      500,000 DEUTSCHE BANK AG                                                      3.45      03/30/2015          520,605
      750,000 DEUTSCHE BANK AG LONDON                                               2.38      01/11/2013          763,552
    1,000,000 DEUTSCHE BANK AG LONDON                                               3.88      08/18/2014        1,065,500
    1,000,000 DEUTSCHE BANK AG LONDON                                               4.88      05/20/2013        1,079,527
      500,000 DEUTSCHE BANK AG LONDON                                               6.00      09/01/2017          579,251
    1,000,000 ROYAL BANK OF SCOTLAND PLC                                            4.88      03/16/2015        1,043,502
      500,000 UBS AG STAMFORD CT                                                    3.88      01/15/2015          516,654
    1,000,000 UBS AG STAMFORD CT                                                    5.75      04/25/2018        1,122,998
    1,500,000 UBS AG STAMFORD CT SERIES DPNT                                        5.88      12/20/2017        1,693,254
    1,000,000 UFJ FINANCE ARUBA AEC                                                 6.75      07/15/2013        1,124,714
                                                                                                               16,813,547
                                                                                                            -------------
INSURANCE: 0.06%
      500,000 AEGON NV                                                              4.63      12/01/2015          523,832
      650,000 AXA SA                                                                8.60      12/15/2030          751,147
       65,000 AXIS CAPITAL HOLDINGS LIMITED                                         5.75      12/01/2014           69,760
      312,000 XL CAPITAL LIMITED                                                    5.25      09/15/2014          331,398
                                                                                                                1,676,137
                                                                                                            -------------
HEALTH CARE: 0.16%
PHARMACEUTICALS: 0.16%
      500,000 ASTRAZENECA PLC                                                       5.40      09/15/2012          545,604
       75,000 ASTRAZENECA PLC                                                       5.40      06/01/2014           85,932
      500,000 ASTRAZENECA PLC                                                       5.90      09/15/2017          604,392
      850,000 ASTRAZENECA PLC                                                       6.45      09/15/2037        1,089,504
      200,000 COVIDIEN INTERNATIONAL FINANCE SA                                     1.88      06/15/2013          203,424
      150,000 COVIDIEN INTERNATIONAL FINANCE SA                                     2.80      06/15/2015          154,814
      100,000 COVIDIEN INTERNATIONAL FINANCE SA                                     5.45      10/15/2012          109,197
      600,000 COVIDIEN INTERNATIONAL FINANCE SA                                     6.00      10/15/2017          713,752
       50,000 COVIDIEN INTERNATIONAL FINANCE SA                                     6.55      10/15/2037           64,139
      500,000 NOVARTIS SECURITIES INVESTMENT LIMITED                                5.13      02/10/2019          576,288
      500,000 TEVA PHARMACEUTICAL FINANCE LLC                                       3.00      06/15/2015          521,041
                                                                                                                4,668,087
                                                                                                            -------------
INDUSTRIALS: 0.14%
AEROSPACE & DEFENSE: 0.02%
      500,000 EMBRAER OVERSEAS LIMITED                                              6.38      01/15/2020          550,000
                                                                                                            -------------
COMMERCIAL SERVICES & SUPPLIES: 0.08%
       65,000 CANADIAN PACIFIC RAILWAY COMPANY                                      7.25      05/15/2019           80,772
      500,000 INGERSOLL-RAND GLOBAL HOLDING COMPANY LTD                             9.50      04/15/2014          619,703
      500,000 TYCO ELECTRONICS GROUP SA                                             6.00      10/01/2012          541,082
      250,000 TYCO INTERNATIONAL FINANCE SA                                         3.38      10/15/2015          262,639
      200,000 TYCO INTERNATIONAL FINANCE SA                                         4.13      10/15/2014          216,785
      500,000 TYCO INTERNATIONAL FINANCE SA                                         8.50      01/15/2019          667,936
                                                                                                                2,388,917
                                                                                                            -------------
INDUSTRIAL CONGLOMERATES: 0.02%
      650,000 KONINKLIJKE PHILIPS ELECTRONICS NV                                    5.75      03/11/2018          759,128
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
TRANSPORTATION INFRASTRUCTURE: 0.02%
$     360,000 CANADIAN PACIFIC RAILWAY COMPANY                                      5.75%     03/15/2033    $     393,929
       65,000 CANADIAN PACIFIC RAILWAY COMPANY                                      5.95      05/15/2037           73,675
                                                                                                                  467,604
                                                                                                            -------------
INFORMATION TECHNOLOGY: 0.02%
COMMUNICATIONS EQUIPMENT: 0.02%
      500,000 NOKIA CORPORATION                                                     5.38      05/15/2019          551,611
                                                                                                            -------------
MATERIALS: 0.53%
CHEMICALS: 0.04%
      300,000 AGRIUM INCORPORATED                                                   6.75      01/15/2019          356,300
      560,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       3.75      09/30/2015          598,927
       55,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       4.88      03/30/2020           59,391
       50,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       5.25      05/15/2014           55,670
       75,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       5.88      12/01/2036           83,176
       65,000 POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       6.50      05/15/2019           78,273
                                                                                                                1,231,737
                                                                                                            -------------
CONSTRUCTION MATERIALS: 0.02%
      500,000 LAFARGE SA                                                            7.13      07/15/2036          484,472
       75,000 LAFARGE SA                                                            6.50      07/15/2016           80,689
                                                                                                                  565,161
                                                                                                            -------------
METALS & MINING: 0.46%
      600,000 ALCAN INCORPORATED                                                    6.13      12/15/2033          697,667
      750,000 ARCELORMITTAL                                                         5.38      06/01/2013          799,679
      350,000 ARCELORMITTAL                                                         7.00      10/15/2039          359,014
      425,000 ARCELORMITTAL                                                         9.00      02/15/2015          510,422
      250,000 ARCELORMITTAL                                                         9.85      06/01/2019          314,144
      450,000 BARRICK AUSTRALIAN FINANCE PROPRIETARY LIMITED                        5.95      10/15/2039          508,968
      450,000 BARRICK GOLD CORPORATION                                              6.95      04/01/2019          564,964
      200,000 BHP BILLITON FINANCE USA LIMITED                                      5.40      03/29/2017          226,519
      800,000 BHP BILLITON FINANCE USA LIMITED                                      5.50      04/01/2014          900,070
      700,000 BHP BILLITON FINANCE USA LIMITED                                      6.50      04/01/2019          849,846
      600,000 FALCONBRIDGE LIMITED                                                  6.00      10/15/2015          659,627
      750,000 RIO TINTO FINANCE USA LIMITED                                         6.50      07/15/2018          887,717
    1,475,000 RIO TINTO FINANCE USA LIMITED                                         8.95      05/01/2014        1,809,213
      130,000 RIO TINTO FINANCE USA LIMITED                                         9.00      05/01/2019          177,644
    1,250,000 TECK RESOURCES LIMITED                                                9.75      05/15/2014        1,548,705
      855,000 VALE OVERSEAS LIMITED                                                 6.25      01/23/2017          958,430
    1,260,000 VALE OVERSEAS LIMITED                                                 6.88      11/21/2036        1,434,705
      130,000 VALE OVERSEAS LIMITED                                                 6.88      11/10/2039          148,871
                                                                                                               13,356,205
                                                                                                            -------------
PAPER & FOREST PRODUCTS: 0.01%
      350,000 CELULOSA ARAUCO Y CONSTITUCION                                        7.25      07/29/2019          406,594
                                                                                                            -------------
TELECOMMUNICATION SERVICES: 0.71%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.46%
      350,000 BRITISH TELECOMMUNICATIONS PLC                                        5.15      01/15/2013          371,117
      250,000 BRITISH TELECOMMUNICATIONS PLC                                        5.95      01/15/2018          273,829
      600,000 BRITISH TELECOMMUNICATIONS PLC                                        9.88      12/15/2030          823,327

                   86 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
$  1,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             5.25%     07/22/2013    $   1,093,421
     275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             5.75      03/23/2016          315,536
     500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             6.00      07/08/2019          588,173
     830,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.75      06/15/2030        1,164,707
     500,000  FRANCE TELECOM SA (EUR)                                               4.38      07/08/2014          552,725
     575,000  FRANCE TELECOM SA (EUR)                                               8.50      03/01/2031          836,469
     375,000  ROYAL KPN NV                                                          8.38      10/01/2030          523,137
     650,000  TELECOM ITALIA CAPITAL SA                                             4.95      09/30/2014          683,192
     415,000  TELECOM ITALIA CAPITAL SA                                             5.25      11/15/2013          441,221
     200,000  TELECOM ITALIA CAPITAL SA                                             5.25      10/01/2015          212,882
     150,000  TELECOM ITALIA CAPITAL SA                                             6.00      09/30/2034          142,938
   1,000,000  TELECOM ITALIA CAPITAL SA                                             7.18      06/18/2019        1,152,409
     500,000  TELECOM ITALIA CAPITAL SA                                             7.72      06/04/2038          561,476
     500,000  TELEFONICA EMISIONES SAU                                              2.58      04/26/2013          506,852
     470,000  TELEFONICA EMISIONES SAU                                              3.73      04/27/2015          485,973
     430,000  TELEFONICA EMISIONES SAU                                              4.95      01/15/2015          464,211
     445,000  TELEFONICA EMISIONES SAU                                              5.13      04/27/2020          479,541
     150,000  TELEFONICA EMISIONES SAU                                              6.42      06/20/2016          172,876
     550,000  TELEFONICA EMISIONES SAU                                              7.05      06/20/2036          661,569
     120,000  TELEFONICA EUROPE BV                                                  8.25      09/15/2030          158,614
     645,000  TELEFONICA SA                                                         5.88      07/15/2019          731,553
      65,000  TELEFONOS DE MEXICO SA DE CV                                          5.50      01/27/2015           71,816
                                                                                                               13,469,564
                                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES: 0.25%
     500,000  AMERICA MOVIL SAB DE CV++                                             3.63      03/30/2015          522,823
   1,000,000  AMERICA MOVIL SAB DE CV                                               5.00      03/30/2020        1,089,752
     450,000  AMERICA MOVIL SAB DE CV                                               5.63      11/15/2017          509,177
     100,000  AMERICA MOVIL SAB DE CV                                               6.13      11/15/2037          111,758
      65,000  AMERICA MOVIL SAB DE CV                                               6.38      03/01/2035           75,163
     750,000  ROGERS COMMUNICATIONS INCORPORATED                                    6.80      08/15/2018          922,850
     500,000  ROGERS WIRELESS INCORPORATED                                          7.50      03/15/2015          607,925
     400,000  SUNCOR ENERGY INCORPORATED                                            5.45      06/10/2019          454,590
     250,000  VODAFONE GROUP PLC                                                    4.15      06/10/2014          268,559
     180,000  VODAFONE GROUP PLC                                                    4.63      07/15/2018          191,913
   1,000,000  VODAFONE GROUP PLC                                                    5.00      12/16/2013        1,093,021
      75,000  VODAFONE GROUP PLC                                                    5.38      01/30/2015           83,976
     500,000  VODAFONE GROUP PLC                                                    5.63      02/27/2017          567,070
     400,000  VODAFONE GROUP PLC                                                    6.15      02/27/2037          459,689
     250,000  VODAFONE GROUP PLC                                                    7.88      02/15/2030          328,818
                                                                                                                7,287,084
                                                                                                            -------------
UTILITIES: 0.04%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.02%
     400,000  TRANSALTA CORPORATION                                                 4.75      01/15/2015          430,286
      90,000  TRANSALTA CORPORATION                                                 6.50      03/15/2040           96,385
                                                                                                                  526,671
                                                                                                            -------------
MULTI-UTILITIES: 0.01%
     350,000  NATIONAL GRID PLC                                                     6.30      08/01/2016          410,243
                                                                                                            -------------
WATER UTILITIES: 0.01%
     250,000  UNITED UTILITIES INCORPORATED                                         5.38      02/01/2019          272,121
                                                                                                            -------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $98,668,514)                                                       106,664,917
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS@: 24.54%
      500,000 AUSTRALIA COMMONWEALTH (AUD)                                          5.75%     05/15/2021    $     479,099
      600,000 AUSTRALIA COMMONWEALTH (AUD)                                          6.25      06/15/2014          568,956
      500,000 AUSTRALIA COMMONWEALTH (AUD)                                          6.25      04/15/2015          479,104
      850,000 AUSTRALIA COMMONWEALTH (AUD)                                          6.50      05/15/2013          799,457
    1,000,000 AUSTRALIA GOVERNMENT BOND SERIES 122 (AUD)                            5.25      03/15/2019          922,824
      800,000 AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                            6.00      02/15/2017          766,858
      600,000 AUSTRALIAN GOVERNMENT BOND SERIES 123 (AUD)                           5.75      04/15/2012          546,306
      600,000 AUSTRALIAN GOVERNMENT BOND SERIES 126 (AUD)                           4.50      04/15/2020          522,172
      350,000 AUSTRALIAN GOVERNMENT BOND SERIES 127 (AUD)                           4.75      11/15/2012          314,559
    1,000,000 BELGIUM (KINGDOM) (EUR)                                               3.25      09/28/2016        1,341,955
    1,200,000 BELGIUM (KINGDOM) (EUR)                                               3.75      09/28/2020        1,638,981
    1,800,000 BELGIUM (KINGDOM) (EUR)                                               4.00      03/28/2014        2,491,888
      500,000 BELGIUM (KINGDOM) (EUR)                                               4.00      03/28/2022          697,311
    1,000,000 BELGIUM (KINGDOM) (EUR)                                               4.25      09/28/2013        1,386,372
      250,000 BELGIUM (KINGDOM) (EUR)                                               4.25      03/28/2041          366,090
      500,000 BELGIUM (KINGDOM) (EUR)                                               5.00      09/28/2011          662,506
    2,000,000 BELGIUM (KINGDOM) (EUR)                                               5.00      09/28/2012        2,750,314
      885,000 BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                               5.50      03/28/2028        1,473,516
      700,000 BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                               5.50      09/28/2017        1,066,664
    1,000,000 BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                               4.25      09/28/2014        1,401,668
      680,000 BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                               5.00      03/28/2035        1,107,065
    1,050,000 BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                               4.00      03/28/2017        1,467,160
      500,000 BELGIUM GOVERNMENT BOND SERIES 56 (EUR)                               3.50      03/28/2015          682,142
    1,000,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 3.15      01/31/2016        1,256,124
    1,000,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.25      01/31/2014        1,333,159
    2,500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.30      10/31/2019        3,253,064
    1,500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.60      07/30/2019        1,994,456
      500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.65      07/30/2025          642,838
      500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.70      07/30/2041          616,454
      500,000 BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.85      10/31/2020          677,105
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.25      04/11/2014        1,329,979
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.25      04/10/2015        1,326,520
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.50      10/10/2014        1,341,930
    1,000,000 BUNDESOBLIGATION (EUR)                                                2.50      02/27/2015        1,341,296
    1,000,000 BUNDESOBLIGATION (EUR)                                                3.50      10/14/2011        1,309,437
    1,300,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.25      01/04/2020        1,813,684
      750,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.25      07/04/2042        1,072,103
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.50      07/04/2019        2,128,049
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      3.75      07/04/2013        2,061,690
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.00      10/11/2013        2,089,481
      600,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.25      10/12/2012          818,555
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.25      07/04/2014        2,133,258
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.25      07/04/2017        2,213,779
      550,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      4.75      07/04/2040          993,842
      500,000 BUNDESREPUBLIK DEUTSCHLAND (EUR)                                      6.50      07/04/2027          972,355
    1,100,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.50      01/04/2031        2,003,282
      750,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            6.25      01/04/2030        1,466,887
    1,400,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00      01/04/2012        1,881,292
    1,000,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00      07/04/2012        1,369,644
    2,140,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.25      01/04/2014        3,014,701
    2,200,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.50      01/04/2013        3,038,867
    1,160,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.75      07/04/2034        1,994,099
    1,600,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                            3.75      01/04/2015        2,251,326
    1,300,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.25      07/04/2015        1,799,170
    1,000,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.50      01/04/2016        1,403,188
    1,100,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            4.00      01/04/2037        1,736,071

                   88 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
    1,200,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                            4.00%     07/04/2016    $   1,731,515
    1,100,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 07 (EUR)                            4.25      07/04/2039        1,841,233
    1,700,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                            4.25      07/04/2018        2,525,925
    1,500,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                            3.75      01/04/2019        2,162,797
      655,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                            6.25      01/04/2024        1,198,201
      500,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            4.75      07/04/2028          824,353
      700,000 BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            5.63      01/04/2028        1,256,312
    1,250,000 BUNDESSCHATZANWEISUNGEN (EUR)                                         0.50      06/15/2012        1,583,699
    1,850,000 BUNDESSCHATZANWEISUNGEN (EUR)                                         1.00      03/16/2012        2,361,739
    2,000,000 BUNDESSCHATZANWEISUNGEN (EUR)                                         1.25      09/16/2011        2,554,574
    1,500,000 BUONI POLIENNALI DEL TES (EUR)                                        2.00      12/15/2012        1,904,677
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        2.00      06/01/2013        1,262,679
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        2.50      07/01/2012        1,283,698
    1,300,000 BUONI POLIENNALI DEL TES (EUR)                                        3.00      03/01/2012        1,680,855
    1,700,000 BUONI POLIENNALI DEL TES (EUR)                                        3.00      04/15/2015        2,191,488
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        3.00      06/15/2015        1,287,575
    1,500,000 BUONI POLIENNALI DEL TES (EUR)                                        3.50      06/01/2014        1,978,051
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        4.00      09/01/2020        1,295,764
      500,000 BUONI POLIENNALI DEL TES (EUR)                                        4.25      10/15/2012          664,578
    2,000,000 BUONI POLIENNALI DEL TES (EUR)                                        4.25      09/01/2019        2,662,544
    1,800,000 BUONI POLIENNALI DEL TES (EUR)                                        4.25      03/01/2020        2,382,375
    1,000,000 BUONI POLIENNALI DEL TES (EUR)                                        4.50      08/01/2018        1,362,738
      500,000 BUONI POLIENNALI DEL TES (EUR)                                        5.00      03/01/2025          683,390
      800,000 BUONI POLIENNALI DEL TES (EUR)                                        5.00      09/01/2040        1,078,988
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        1.25      12/01/2011          940,170
    1,600,000 CANADIAN GOVERNMENT BOND (CAD)                                        1.50      06/01/2012        1,510,408
      900,000 CANADIAN GOVERNMENT BOND (CAD)                                        2.00      09/01/2012          857,083
    1,100,000 CANADIAN GOVERNMENT BOND (CAD)                                        2.00      12/01/2014        1,039,025
      400,000 CANADIAN GOVERNMENT BOND (CAD)                                        2.50      06/01/2015          384,838
    1,500,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.00      06/01/2014        1,473,231
      600,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.00      12/01/2015          589,788
      600,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.50      06/01/2013          594,345
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.50      06/01/2020          996,202
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        3.75      06/01/2019        1,016,955
    1,300,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.00      06/01/2016        1,340,414
      500,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.00      06/01/2017          517,827
      850,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.00      06/01/2041          889,848
      500,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.25      06/01/2018          526,778
      400,000 CANADIAN GOVERNMENT BOND (CAD)                                        4.50      06/01/2015          418,673
      700,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.00      06/01/2037          836,311
      300,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.25      06/01/2012          301,370
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.25      06/01/2013        1,035,026
    1,000,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.75      06/01/2029        1,242,772
      600,000 CANADIAN GOVERNMENT BOND (CAD)                                        5.75      06/01/2033          766,549
       95,000 CANADIAN GOVERNMENT BOND (CAD)                                        8.00      06/01/2023          135,469
      593,000 CANADIAN GOVERNMENT BOND (CAD)                                        8.00      06/01/2027          887,623
      500,000 CERT DI CREDITO DEL TES (EUR)##                                       1.40      02/29/2012          618,323
    3,000,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2012          545,439
    3,925,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2015          750,150
    3,500,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2017          679,243
    3,500,000 DENMARK GOVERNMENT BOND (DKK)                                         4.00      11/15/2019          687,480
    5,000,000 DENMARK GOVERNMENT BOND (DKK)                                         4.50      11/15/2039        1,174,343
    4,000,000 DENMARK GOVERNMENT BOND (DKK)                                         5.00      11/15/2013          765,719
    3,450,000 DENMARK GOVERNMENT BOND (DKK)                                         6.00      11/15/2011          624,511
    1,000,000 DENMARK GOVERNMENT BOND (DKK)                                         7.00      11/10/2024          264,283

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.00%     07/12/2014    $   1,354,475
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.00      10/25/2015        2,030,686
      700,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.25      04/25/2016          959,061
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.50      04/25/2015        1,382,634
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.50      04/25/2020        2,066,214
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      01/12/2012          660,871
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      04/25/2017        1,408,790
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      10/25/2019          703,837
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75      04/25/2021        1,405,419
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2013        2,060,625
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      10/25/2013        2,080,128
    2,700,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2014        3,776,428
    2,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      10/25/2014        2,810,761
    1,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2018        1,433,691
    1,500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      10/25/2038        2,257,841
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2055          784,162
      350,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00      04/25/2060          553,903
      700,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25      10/25/2018        1,020,270
    2,250,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25      04/25/2019        3,288,334
      800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25      10/25/2023        1,185,538
      500,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.50      07/12/2012          678,594
      350,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.50      04/25/2041          572,070
    2,100,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75      10/25/2012        2,889,932
    1,900,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75      04/25/2035        3,134,081
    2,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00      10/25/2011        2,662,620
    2,000,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00      04/25/2012        2,716,174
      800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00      10/25/2016        1,198,920
    1,800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      5.50      04/25/2029        3,108,935
    1,600,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      6.00      10/25/2025        2,825,157
    1,900,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50      10/25/2019        3,634,803
      800,000 FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50      04/25/2023        1,647,973
    1,000,000 FRANCE GOVERNMENT TREASURY BILL (EUR)                                 4.25      10/25/2017        1,453,378
    1,000,000 FRENCH REPUBLIC BOND (EUR)                                            2.50      01/12/2014        1,328,040
      350,000 FRENCH TREASURY NOTE (EUR)                                            2.00      07/12/2015          452,972
    1,000,000 FRENCH TREASURY NOTE (EUR)                                            2.50      01/15/2015        1,327,293
    1,200,000 FRENCH TREASURY NOTE SERIES 5 (EUR)                                   3.75      01/12/2013        1,627,530
    1,200,000 GERMANY GOVERNMENT BOND (EUR)                                         3.75      01/04/2017        1,717,555
    1,000,000 GERMANY GOVERNMENT BOND (EUR)                                         4.00      01/04/2018        1,458,605
    2,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      09/15/2011        2,595,785
    1,700,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      12/15/2013        2,253,511
    1,800,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      08/01/2015        2,395,605
    1,425,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      08/01/2016        1,896,485
      500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75      08/01/2021          633,948
    2,500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00      04/15/2012        3,281,418
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00      02/01/2017        1,341,296
    1,500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00      02/01/2037        1,758,500
    1,300,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25      08/01/2014        1,758,215
    1,300,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25      02/01/2015        1,763,569
    2,750,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25      02/01/2019        3,676,262
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.50      02/01/2018        1,366,020
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.50      03/01/2019        1,355,781
      800,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.50      02/01/2020        1,081,928
    1,900,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.75      02/01/2013        2,561,416
    2,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.75      08/01/2023        2,701,778
    1,317,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00      02/01/2012        1,746,776

                   90 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
      900,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00%     08/01/2034    $   1,215,777
    1,400,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00      08/01/2039        1,896,053
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.25      08/01/2017        1,433,324
    1,700,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.25      11/01/2029        2,362,757
    1,000,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.75      02/01/2033        1,473,812
    1,425,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.00      05/01/2031        2,146,647
    1,500,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.50      11/01/2027        2,358,017
      800,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               7.25      11/01/2026        1,340,883
      230,000 ITALY BUONI POLIENNALI DEL TESORO (EUR)                               9.00      11/01/2023          432,083
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 60 (JPY)                       1.20      09/20/2011        6,018,355
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 63 (JPY)                       1.20      03/20/2012        6,051,047
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 69 (JPY)                       0.90      12/20/2012        6,057,779
  250,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 70 (JPY)                       0.80      03/20/2013        3,026,839
  275,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 79 (JPY)                       0.70      12/20/2013        3,332,155
  150,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 81 (JPY)                       0.80      03/20/2014        1,825,661
   75,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 82 (JPY)                       0.90      03/20/2014          915,663
  150,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 83 (JPY)                       0.90      06/20/2014        1,833,228
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 84 (JPY)                       0.70      06/20/2014        6,065,784
  350,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 85 (JPY)                       0.70      09/20/2014        4,247,890
  150,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 86 (JPY)                       0.60      09/20/2014        1,813,341
  470,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 87 (JPY)                       0.50      12/20/2014        5,658,456
  500,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 88 (JPY)                       0.50      03/20/2015        6,018,141
  300,000,000 JAPAN GOVERNMENT FIVE YEAR BOND SERIES 89 (JPY)                       0.40      06/20/2015        3,592,594
   50,000,000 JAPAN GOVERNMENT FORTY YEAR BOND SERIES 3 (JYP)                       2.20      03/20/2050          662,490
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 235 (JPY)                       1.40      12/20/2011        3,629,864
  470,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                       1.50      12/20/2011        5,694,754
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                       1.50      03/20/2012        2,431,422
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                       1.30      06/20/2012        6,077,824
  410,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                       1.10      09/20/2012        4,978,042
  570,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                       0.70      03/20/2013        6,883,973
  700,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                       1.60      09/20/2013        8,705,614
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 256 (JPY)                       1.40      12/20/2013        4,954,653
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                       1.50      03/20/2014        6,228,324
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 261 (JPY)                       1.80      06/20/2014        6,310,850
  250,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 264 (JPY)                       1.50      09/20/2014        3,128,750
  350,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                       1.50      12/20/2014        4,387,998
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                       1.30      03/20/2015        3,736,523
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 270 (JPY)                       1.30      06/20/2015        2,497,050
  330,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 273 (JPY)                       1.50      09/20/2015        4,163,130
  500,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 276 (JPY)                       1.60      12/20/2015        6,353,279
  370,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                       1.60      03/20/2016        4,710,099
  100,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 279 (JPY)                       2.00      03/20/2016        1,299,125
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 280 (JPY)                       1.90      06/20/2016        5,182,878
  150,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 282 (JPY)                       1.70      09/20/2016        1,926,447
  480,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                       1.70      12/20/2016        6,172,688
  450,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                       1.70      03/20/2017        5,793,500
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 288 (JPY)                       1.70      09/20/2017        5,158,200
  440,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                       1.50      12/20/2017        5,598,354
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 292 (JPY)                       1.70      03/20/2018        2,577,707
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                       1.80      06/20/2018        3,891,426
  400,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 296 (JPY)                       1.50      09/20/2018        5,073,306
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 297 (JPY)                       1.40      12/20/2018        2,519,086
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 298 (JPY)                       1.30      12/20/2018        3,741,026
  300,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 299 (JPY)                       1.30      03/20/2019        3,738,287
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 300 (JPY)                       1.50      03/20/2019        2,527,480

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
  320,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 301 (JPY)                       1.50%     06/20/2019    $   4,035,188
  250,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 302 (JPY)                       1.40      06/20/2019        3,127,268
  370,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 303 (JPY)                       1.40      09/20/2019        4,593,325
  380,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 304 (JPY)                       1.30      09/20/2019        4,702,298
  525,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 305 (JPY)                       1.30      12/20/2019        6,481,110
  450,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 306 (JPY)                       1.40      03/20/2020        5,589,786
  150,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 307 (JPY)                       1.30      03/20/2020        1,846,994
  200,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 308 (JPY)                       1.30      06/20/2020        2,455,824
  150,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 309 (JPY)                       1.10      06/20/2020        1,808,567
  320,000,000 JAPAN GOVERNMENT TEN YEAR BOND SERIES 64 (JPY)                        1.90      09/20/2023        4,090,241
  100,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 1 (JPY)                      2.30      03/20/2040        1,335,798
  140,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                     2.30      03/20/2035        1,847,692
  190,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                     2.30      12/20/2036        2,516,013
  110,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                     2.40      03/20/2037        1,485,031
  100,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 27 (JPY)                     2.50      09/20/2037        1,379,992
  150,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 28 (JPY)                     2.50      03/20/2038        2,068,991
  120,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 29 (JPY)                     2.40      09/20/2038        1,626,222
  200,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                      2.30      05/20/2030        2,635,022
  210,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 30 (JPY)                     2.30      03/20/2039        2,793,642
  135,000,000 JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 31 (JPY)                     2.20      09/20/2039        1,761,322
  250,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 100 (JPY)                    2.20      03/20/2028        3,271,054
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                    2.10      09/20/2028        2,570,958
  150,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 108 (JPY)                    1.90      12/20/2028        1,869,960
  230,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 110 (JPY)                    2.10      03/20/2029        2,950,943
  280,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 112 (JPY)                    2.10      06/20/2029        3,594,275
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 113 (JPY)                    2.10      09/20/2029        2,560,705
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 114 (JPY)                    2.10      12/20/2029        2,558,741
  120,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 115 (JPY)                    2.20      12/20/2029        1,558,774
  100,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 116 (JPY)                    2.20      03/20/2030        1,298,169
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 117 (JPY)                    2.10      03/20/2030        2,556,731
   70,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 118 (JPY)                    2.00      06/20/2030          880,087
  100,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                     3.70      09/21/2015        1,393,245
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                     1.50      03/20/2019        2,527,480
  300,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 50 (JPY)                     1.90      03/22/2021        3,869,407
  135,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                     2.40      06/20/2024        1,820,324
  230,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                     2.00      12/20/2024        2,959,739
  175,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 82 (JPY)                     2.10      09/20/2025        2,274,840
  150,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 84 (JPY)                     2.00      12/20/2025        1,916,465
  150,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                     2.20      09/20/2026        1,966,552
  230,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                     2.10      12/20/2026        2,969,620
  420,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                     2.00      03/20/2027        5,375,095
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 97 (JPY)                     2.20      09/20/2027        2,617,300
  200,000,000 JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 99 (JPY)                     2.10      12/20/2027        2,579,226
  300,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 286 (JPY)                       0.30      11/15/2011        3,578,903
   60,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 17 (JPY)                        2.40      12/20/2034          807,087
  200,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 284 (JPY)                       0.30      09/15/2011        2,385,216
  300,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 287 (JPY)                       0.30      12/15/2011        3,579,449
  400,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 288 (JPY)                       0.20      01/15/2012        4,766,813
  150,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 289 (JPY)                       0.20      02/15/2012        1,787,675
  150,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 290 (JPY)                       0.20      03/15/2012        1,787,787
  200,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 291 (JPY)                       0.20      04/15/2012        2,383,873
  500,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 292 (JPY)                       0.20      05/15/2012        5,960,058
  120,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 293 (JPY)                       0.20      06/15/2012        1,430,505
  400,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 64 (JPY)                        1.50      06/20/2012        4,879,324
  200,000,000 JAPAN GOVERNMENT TWO YEAR BOND SERIES 67 (JPY)                        1.30      09/20/2012        2,438,024

                   92 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     1.75%     01/15/2013    $     648,940
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     2.50      01/15/2012        1,300,136
      950,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     2.75      01/15/2015        1,277,483
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     3.50      07/15/2020        1,400,134
    1,500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     3.75      07/15/2014        2,090,678
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     3.75      01/15/2023          719,146
      850,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      07/15/2016        1,217,970
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      07/15/2018        1,448,442
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      07/15/2019          726,629
      953,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00      01/15/2037        1,492,451
    1,000,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.25      07/15/2013        1,390,782
      500,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     4.50      07/15/2017          740,340
      810,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     5.50      01/15/2028        1,429,158
       85,000 NETHERLANDS GOVERNMENT BOND (EUR)                                     7.50      01/15/2023          165,950
    1,000,000 SPAIN GOVERNMENT BOND (EUR)                                           2.75      04/30/2012        1,282,419
      400,000 SPAIN GOVERNMENT BOND (EUR)                                           3.00      04/30/2015          504,292
      500,000 SPAIN GOVERNMENT BOND (EUR)                                           3.90      10/31/2012          654,560
      500,000 SPAIN GOVERNMENT BOND (EUR)                                           4.20      07/30/2013          662,930
      350,000 SPAIN GOVERNMENT BOND (EUR)                                           4.20      01/31/2037          403,947
      752,000 SPAIN GOVERNMENT BOND (EUR)                                           4.40      01/31/2015        1,005,815
    2,000,000 SPAIN GOVERNMENT BOND (EUR)                                           4.75      07/30/2014        2,713,031
      500,000 SPAIN GOVERNMENT BOND (EUR)                                           4.80      01/31/2024          663,944
      800,000 SPAIN GOVERNMENT BOND (EUR)                                           4.90      07/30/2040        1,028,876
    1,050,000 SPAIN GOVERNMENT BOND (EUR)                                           5.00      07/30/2012        1,400,337
    1,500,000 SPAIN GOVERNMENT BOND (EUR)                                           5.35      10/31/2011        1,978,907
    1,100,000 SPAIN GOVERNMENT BOND (EUR)                                           5.50      07/30/2017        1,549,473
    1,250,000 SPAIN GOVERNMENT BOND (EUR)                                           5.75      07/30/2032        1,802,442
    1,100,000 SPAIN GOVERNMENT BOND (EUR)                                           6.00      01/31/2029        1,624,400
      650,000 SPAIN GOVERNMENT BOND (EUR)                                           6.15      01/31/2013          894,387
    5,300,000 SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                              6.75      05/05/2014          847,213
    1,640,000 SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                              5.00      12/01/2020          276,789
    3,500,000 SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                              3.00      07/12/2016          501,981
    9,000,000 SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                              4.25      03/12/2019        1,414,201
    1,000,000 SWEDISH GOVERNMENT BOND (SEK)                                         3.50      03/30/2039          152,590
    2,000,000 SWEDISH GOVERNMENT BOND (SEK)                                         3.75      08/12/2017          300,489
    1,300,000 SWEDISH GOVERNMENT BOND (SEK)                                         4.50      08/12/2015          198,216
    1,000,000 SWEDISH GOVERNMENT BOND (SEK)                                         5.50      10/08/2012          146,981
      750,000 UNITED KINGDOM GILT (EUR)                                             3.75      09/07/2020        1,232,273
      500,000 UNITED KINGDOM GILT (EUR)                                             4.25      12/07/2040          823,877
    2,750,000 UNITED KINGDOM GILT (GBP)                                             2.25      03/07/2014        4,368,569
    2,200,000 UNITED KINGDOM GILT (GBP)                                             2.75      01/22/2015        3,535,580
    1,500,000 UNITED KINGDOM GILT (GBP)                                             3.25      12/07/2011        2,378,048
    2,200,000 UNITED KINGDOM GILT (GBP)                                             3.75      09/07/2019        3,634,473
    1,500,000 UNITED KINGDOM GILT (GBP)                                             4.00      09/07/2016        2,555,737
      800,000 UNITED KINGDOM GILT (GBP)                                             4.00      03/07/2022        1,329,209
    1,000,000 UNITED KINGDOM GILT (GBP)                                             4.00      01/22/2060        1,601,821
    1,400,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2027        2,335,305
    1,050,000 UNITED KINGDOM GILT (GBP)                                             4.25      06/07/2032        1,736,100
    1,300,000 UNITED KINGDOM GILT (GBP)                                             4.25      03/07/2036        2,140,087
      500,000 UNITED KINGDOM GILT (GBP)                                             4.25      09/07/2039          824,682
    1,600,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2046        2,662,908
    1,000,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2049        1,671,909
    1,175,000 UNITED KINGDOM GILT (GBP)                                             4.25      12/07/2055        1,981,432
    1,750,000 UNITED KINGDOM GILT (GBP)                                             4.50      03/07/2013        2,927,935
    1,500,000 UNITED KINGDOM GILT (GBP)                                             4.50      03/07/2019        2,618,540

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FOREIGN GOVERNMENT BONDS (continued)
      600,000 UNITED KINGDOM GILT (GBP)                                             4.50%     09/07/2034    $   1,023,638
      900,000 UNITED KINGDOM GILT (GBP)                                             4.50      12/07/2042        1,554,823
    1,275,000 UNITED KINGDOM GILT (GBP)                                             4.75      09/07/2015        2,239,877
    1,600,000 UNITED KINGDOM GILT (GBP)                                             4.75      03/07/2020        2,844,247
    1,250,000 UNITED KINGDOM GILT (GBP)                                             4.75      12/07/2030        2,203,952
    1,100,000 UNITED KINGDOM GILT (GBP)                                             4.75      12/07/2038        1,964,698
    1,400,000 UNITED KINGDOM GILT (GBP)                                             5.00      03/07/2012        2,288,112
    1,585,000 UNITED KINGDOM GILT (GBP)                                             5.00      09/07/2014        2,769,646
    1,000,000 UNITED KINGDOM GILT (GBP)                                             5.00      03/07/2018        1,803,834
      800,000 UNITED KINGDOM GILT (GBP)                                             5.00      03/07/2025        1,454,796
    1,300,000 UNITED KINGDOM GILT (GBP)                                             5.25      06/07/2012        2,152,069
    1,500,000 UNITED KINGDOM GILT (GBP)                                             6.00      12/07/2028        3,051,811
      600,000 UNITED KINGDOM GILT (GBP)                                             8.00      12/07/2015        1,208,550
    1,600,000 UNITED KINGDOM GILT (GBP)                                             8.00      06/07/2021        3,609,158
      200,000 UNITED KINGDOM GILT (GBP)                                             8.75      08/25/2017          436,094
TOTAL FOREIGN GOVERNMENT BONDS (COST $674,968,519)                                                            717,382,603
                                                                                                            -------------
MUNICIPAL BONDS & NOTES: 0.00%
NEVADA: 0.00%
$      50,000 COUNTY OF CLARK NV BUILD AMERICA BONDS SERIES B (AIRPORT
              REVENUE)                                                              6.88      07/01/2042           52,614
                                                                                                            -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $50,000)                                                                       52,614
                                                                                                            -------------
AGENCY SECURITIES: 27.46%
FEDERAL FARM CREDIT BANK: 0.12%
      250,000 FFCB                                                                  1.13      10/03/2011          251,807
      300,000 FFCB                                                                  1.75      02/21/2013          306,196
      250,000 FFCB                                                                  1.88      12/07/2012          256,360
    2,600,000 FFCB                                                                  2.63      04/17/2014        2,735,541
                                                                                                                3,549,904
                                                                                                            -------------
FEDERAL HOME LOAN BANK: 0.44%
      830,000 FHLB                                                                  1.13      05/18/2012          837,724
      750,000 FHLB                                                                  1.63      11/21/2012          764,789
      500,000 FHLB                                                                  1.63      03/20/2013          510,257
    2,500,000 FHLB                                                                  1.75      08/22/2012        2,553,253
      250,000 FHLB                                                                  1.88      11/19/2012          250,794
      700,000 FHLB                                                                  1.88      06/21/2013          719,702
      250,000 FHLB                                                                  2.50      10/15/2013          250,543
    1,500,000 FHLB                                                                  3.38      02/27/2013        1,595,052
    1,000,000 FHLB                                                                  4.88      09/08/2017        1,166,322
    1,000,000 FHLB                                                                  5.00      11/17/2017        1,183,122
      100,000 FHLB                                                                  5.13      08/14/2013          112,409
      100,000 FHLB                                                                  5.38      09/30/2022          120,691
      800,000 FHLB #363                                                             4.50      11/15/2012          865,962
      400,000 FHLB #467                                                             5.25      06/18/2014          460,804
    1,250,000 FHLB #656                                                             5.38      05/18/2016        1,492,338
                                                                                                               12,883,762
                                                                                                            -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.55%
      300,000 FHLMC                                                                 1.88      06/20/2012          306,807
    3,000,000 FHLMC                                                                 3.63      09/16/2011        3,104,793
    1,500,000 FHLMC                                                                 5.50      08/13/2014        1,744,797
      250,000 FHLMC                                                                 5.50      07/15/2036          310,555

                   94 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     400,000 FHLMC                                                                 1.13%     12/15/2011    $     403,525
      150,000 FHLMC                                                                 1.13      04/25/2012          151,394
      250,000 FHLMC                                                                 1.45      02/24/2014          250,679
      200,000 FHLMC                                                                 1.50      09/10/2012          200,045
    2,000,000 FHLMC                                                                 1.63      04/15/2013        2,040,652
      600,000 FHLMC                                                                 2.00      04/27/2012          605,612
    4,000,000 FHLMC                                                                 2.13      03/23/2012        4,097,828
    2,000,000 FHLMC                                                                 2.13      09/21/2012        2,058,620
      250,000 FHLMC                                                                 2.13      10/07/2013          251,833
      250,000 FHLMC                                                                 2.13      08/25/2015          250,728
      500,000 FHLMC                                                                 2.50      04/08/2013          506,079
      800,000 FHLMC                                                                 2.50      01/07/2014          838,072
    1,250,000 FHLMC                                                                 2.50      04/23/2014        1,311,470
    2,750,000 FHLMC                                                                 2.88      02/09/2015        2,918,182
    1,000,000 FHLMC                                                                 3.00      07/28/2014        1,067,793
      200,000 FHLMC                                                                 3.00      12/30/2014          201,834
    2,000,000 FHLMC                                                                 3.75      06/28/2013        2,163,990
      900,000 FHLMC                                                                 3.75      03/27/2019          979,089
    3,000,000 FHLMC%%                                                               4.00      07/15/2040        3,101,250
    5,000,000 FHLMC%%                                                               4.50      05/15/2039        5,243,750
    2,000,000 FHLMC                                                                 4.63      10/25/2012        2,167,986
    2,000,000 FHLMC                                                                 4.75      11/17/2015        2,302,968
      800,000 FHLMC                                                                 4.88      11/15/2013          899,138
    1,700,000 FHLMC                                                                 4.88      06/13/2018        1,992,198
      812,687 FHLMC                                                                 5.00      10/01/2024          864,840
    1,200,000 FHLMC                                                                 5.13      07/15/2012        1,302,834
      650,000 FHLMC                                                                 5.25      04/18/2016          768,906
      650,000 FHLMC                                                                 5.50      07/18/2016          780,135
    2,000,000 FHLMC                                                                 5.50      08/23/2017        2,411,342
    5,000,000 FHLMC%%                                                               5.50      12/15/2037        5,335,940
      150,000 FHLMC                                                                 5.55      10/04/2016          157,790
    1,000,000 FHLMC                                                                 6.00      04/16/2037        1,077,118
    5,000,000 FHLMC%%                                                               6.00      12/15/2037        5,373,440
      200,000 FHLMC                                                                 6.25      07/15/2032          271,970
      300,000 FHLMC                                                                 6.75      03/15/2031          424,319
    2,838,571 FHLMC #A87994                                                         5.00      08/01/2039        3,016,129
   18,639,798 FHLMC #A87997                                                         5.00      08/01/2039       19,833,547
      947,353 FHLMC #G08368                                                         4.50      10/01/2039          994,918
       75,016 FHLMC #G13232                                                         5.00      06/01/2023           79,837
    2,171,157 FHLMC #1J1139+/-                                                      4.71      06/01/2038        2,294,583
      271,377 FHLMC #1J1368+/-                                                      5.58      10/01/2036          286,589
    2,396,258 FHLMC #1Q0612+/-                                                      5.53      08/01/2038        2,560,316
      361,377 FHLMC #783191+/-                                                      5.63      04/01/2037          385,260
    4,801,867 FHLMC #A11964                                                         5.00      08/01/2033        5,145,751
    1,004,959 FHLMC #A15183                                                         6.00      11/01/2033        1,101,182
      718,002 FHLMC #A15966                                                         5.00      11/01/2033          769,422
    1,026,911 FHLMC #A16693                                                         5.50      12/01/2033        1,108,685
      720,093 FHLMC #A19717                                                         5.00      03/01/2034          770,537
    1,540,083 FHLMC #A24888                                                         6.00      07/01/2034        1,677,917
    1,444,212 FHLMC #A29757                                                         5.50      01/01/2035        1,551,092
    1,279,240 FHLMC #A35253                                                         5.50      06/01/2035        1,373,911
    2,328,599 FHLMC #A35743                                                         5.00      07/01/2035        2,482,990
      843,857 FHLMC #A36541                                                         5.00      08/01/2035          899,806
      772,961 FHLMC #A41694                                                         5.50      01/01/2036          830,165
    2,004,545 FHLMC #A43030                                                         6.00      02/01/2036        2,161,397

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   2,123,148 FHLMC #A47041                                                         5.00%     09/01/2035    $   2,297,632
      244,664 FHLMC #A54804                                                         6.50      06/01/2036          266,676
      498,069 FHLMC #A55537                                                         5.00      12/01/2036          529,847
    1,018,376 FHLMC #A56988                                                         5.50      02/01/2037        1,088,115
      209,104 FHLMC #A58285                                                         6.00      03/01/2037          225,139
    1,438,134 FHLMC #A58420                                                         5.50      03/01/2037        1,536,618
      493,643 FHLMC #A64581                                                         6.00      08/01/2037          531,499
      555,038 FHLMC #A64624                                                         6.00      08/01/2037          597,601
      466,780 FHLMC #A64825                                                         6.00      08/01/2037          502,575
      681,160 FHLMC #A65018                                                         6.00      08/01/2037          733,395
       43,659 FHLMC #A65173                                                         6.00      09/01/2037           47,007
      541,899 FHLMC #A65773                                                         6.00      09/01/2037          583,455
      460,597 FHLMC #A66706                                                         6.00      10/01/2037          495,918
      903,905 FHLMC #A68939                                                         6.00      11/01/2037          973,221
      289,493 FHLMC #A69303                                                         6.00      11/01/2037          311,693
      603,116 FHLMC #A71048                                                         6.00      12/01/2037          649,366
      504,126 FHLMC #A75076                                                         6.50      03/01/2038          548,428
    1,920,156 FHLMC #A77194                                                         5.50      05/01/2038        2,051,649
      348,874 FHLMC #A77988                                                         6.00      06/01/2038          375,336
      387,794 FHLMC #A78253                                                         6.00      06/01/2038          417,208
      805,165 FHLMC #A79523                                                         6.00      07/01/2038          866,236
      133,276 FHLMC #A79972                                                         6.00      08/01/2038          143,384
      578,636 FHLMC #A80659                                                         5.00      02/01/2037          615,555
      862,099 FHLMC #A80882                                                         6.00      08/01/2038          927,487
    1,404,416 FHLMC #A80985                                                         6.00      08/01/2038        1,510,938
      613,125 FHLMC #A81606                                                         6.00      09/01/2038          659,629
      972,530 FHLMC #A81619                                                         6.00      09/01/2038        1,046,295
      876,139 FHLMC #A81884                                                         5.50      09/01/2038          936,138
      384,320 FHLMC #A82134                                                         6.00      10/01/2038          413,470
       11,704 FHLMC #A83580                                                         6.00      12/01/2038           12,592
      919,269 FHLMC #A85636                                                         6.00      04/01/2039          988,902
    1,926,593 FHLMC #A85718                                                         4.00      04/01/2039        2,002,184
    1,898,239 FHLMC #A86314                                                         4.00      05/01/2039        1,965,073
      487,287 FHLMC #A86755                                                         4.00      06/01/2039          504,444
    7,645,384 FHLMC #A86951                                                         4.50      06/01/2039        8,029,246
       19,832 FHLMC #A86958                                                         6.00      06/01/2039           21,337
      426,277 FHLMC #A87820                                                         6.00      08/01/2039          458,567
    4,794,570 FHLMC #A88483                                                         5.00      09/01/2039        5,101,786
      409,278 FHLMC #A88938                                                         6.00      09/01/2039          440,280
    4,842,653 FHLMC #A88958                                                         4.50      09/01/2039        5,085,794
       18,321 FHLMC #A89388                                                         6.00      10/01/2039           19,709
    2,346,411 FHLMC #A89607                                                         5.50      11/01/2039        2,506,860
    4,975,239 FHLMC #A90319                                                         5.00      12/01/2039        5,286,451
    4,941,351 FHLMC #A90590                                                         4.50      01/01/2040        5,189,448
    5,536,175 FHLMC #A91526                                                         4.50      03/01/2040        5,814,137
      444,446 FHLMC #C03063                                                         6.50      10/01/2037          483,737
   11,525,502 FHLMC #C03466                                                         5.50      03/01/2040       12,314,776
    2,893,444 FHLMC #E01425                                                         4.50      08/01/2018        3,068,781
      266,563 FHLMC #E95352                                                         4.50      04/01/2018          284,850
    1,120,617 FHLMC #G01740                                                         5.50      12/01/2034        1,206,350
      762,298 FHLMC #G02074                                                         5.50      02/01/2036          818,712
      344,511 FHLMC #G02184                                                         5.00      04/01/2036          367,353
      730,177 FHLMC #G02386                                                         6.00      11/01/2036          787,312
      296,754 FHLMC #G02422                                                         6.00      12/01/2036          319,974
    1,224,653 FHLMC #G02478                                                         5.50      12/01/2036        1,311,457

                   96 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     928,487 FHLMC #G02744                                                         6.00%     03/01/2037    $   1,001,140
      124,649 FHLMC #G03120                                                         6.00      08/01/2037          134,208
      616,412 FHLMC #G03303                                                         4.50      09/01/2035          651,599
      272,188 FHLMC #G03392                                                         6.00      10/01/2037          293,061
    2,715,328 FHLMC #G03616                                                         6.00      12/01/2037        2,923,554
      234,538 FHLMC #G03734                                                         6.00      01/01/2038          252,524
      589,290 FHLMC #G04051                                                         6.00      02/01/2038          633,986
      148,388 FHLMC #G04063                                                         6.00      02/01/2038          159,768
    3,109,594 FHLMC #G04162                                                         5.50      04/01/2038        3,322,541
      554,716 FHLMC #G04173                                                         6.50      12/01/2037          603,755
      416,295 FHLMC #G04316                                                         6.00      05/01/2038          448,219
    1,065,994 FHLMC #G04378                                                         6.50      03/01/2038        1,160,233
    1,749,890 FHLMC #G04385                                                         5.50      07/01/2038        1,869,724
      240,667 FHLMC #G04447                                                         6.00      06/01/2038          258,921
    2,315,896 FHLMC #G04448                                                         5.50      07/01/2038        2,474,490
      431,590 FHLMC #G04607                                                         6.00      09/01/2038          464,325
      191,240 FHLMC #G05204                                                         6.00      01/01/2036          209,550
    1,896,290 FHLMC #G05354                                                         5.00      03/01/2039        2,015,096
      250,746 FHLMC #G05369                                                         6.00      03/01/2039          269,765
      144,809 FHLMC #G05411                                                         6.50      01/01/2039          157,611
    4,035,199 FHLMC #G05633                                                         5.50      08/01/2039        4,311,532
    1,502,729 FHLMC #G05669                                                         6.50      04/01/2039        1,635,577
    2,746,403 FHLMC #G05680                                                         6.50      04/01/2039        2,989,197
   14,657,511 FHLMC #G05792                                                         4.50      02/01/2040       15,393,440
       15,193 FHLMC #G08180                                                         6.00      02/01/2037           16,382
      327,225 FHLMC #G08190                                                         4.50      01/01/2037          344,268
      251,054 FHLMC #G08192                                                         5.50      04/01/2037          268,246
       11,761 FHLMC #G08193                                                         6.00      04/01/2037           12,663
      601,113 FHLMC #G11950                                                         4.50      10/01/2018          642,351
    3,123,635 FHLMC #G12491                                                         5.00      01/01/2022        3,329,945
      200,358 FHLMC #G12697                                                         5.50      05/01/2022          215,538
       26,185 FHLMC #G12741                                                         6.00      08/01/2022           28,374
      468,241 FHLMC #G13032                                                         6.00      09/01/2022          507,388
      996,664 FHLMC #G13151                                                         6.00      03/01/2023        1,079,988
      367,831 FHLMC #G13223                                                         4.00      05/01/2023          387,291
    6,211,448 FHLMC #G13300                                                         4.50      05/01/2023        6,580,309
    3,096,580 FHLMC #G13727                                                         5.50      11/01/2017        3,331,840
    1,938,259 FHLMC #G13838                                                         5.00      05/01/2025        2,062,837
      375,616 FHLMC #G18274                                                         6.00      09/01/2023          405,611
      528,564 FHLMC #G18280                                                         5.50      11/01/2023          568,609
      904,018 FHLMC #G18320                                                         4.00      08/01/2024          950,432
        3,441 FHLMC #J02886                                                         6.00      06/01/2021            3,713
      488,311 FHLMC #J04533                                                         6.00      03/01/2022          528,373
       11,623 FHLMC #J04871                                                         6.00      05/01/2022           12,577
      388,937 FHLMC #J05191                                                         6.00      07/01/2022          420,845
       17,036 FHLMC #J05194                                                         5.00      07/01/2022           18,131
      151,138 FHLMC #J05195                                                         5.00      07/01/2022          161,120
      433,699 FHLMC #J05228                                                         5.00      07/01/2022          461,574
      229,259 FHLMC #J05243                                                         5.00      07/01/2022          243,994
      139,181 FHLMC #J05408                                                         5.00      08/01/2022          148,127
      294,679 FHLMC #J05455                                                         5.00      09/01/2022          313,619
      333,207 FHLMC #J08096                                                         5.00      06/01/2023          354,623
       47,653 FHLMC #J08112                                                         5.00      06/01/2023           50,716
      269,418 FHLMC #J08719                                                         4.50      04/01/2024          286,753
       37,548 FHLMC #J08719                                                         5.00      10/01/2023           39,961

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$      16,075 FHLMC #J09641                                                         5.00%     04/01/2024    $      17,107
       53,835 FHLMC #J10539                                                         5.00      08/01/2024           57,290
    1,831,949 FHLMC #J10575                                                         4.50      08/01/2024        1,939,306
      919,612 FHLMC #J10903                                                         5.00      10/01/2024          978,626
      671,227 FHLMC #J11159                                                         4.50      11/01/2024          710,563
    1,411,068 FHLMC #J11703                                                         4.50      02/01/2025        1,493,760
    7,220,700 FHLMC #J11824                                                         4.00      03/01/2025        7,591,424
    1,537,458 FHLMC #Z40003                                                         6.00      11/01/2036        1,653,918
      450,000 FHMLC                                                                 1.75      06/15/2012          459,169
      984,366 FHMLC #C03461                                                         4.00      02/01/2040        1,019,024
                                                                                                              279,166,158
                                                                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 12.64%
      700,000 FNMA                                                                  6.13      03/15/2012          759,578
    2,000,000 FNMA                                                                  0.88      01/12/2012        2,010,056
      390,000 FNMA                                                                  1.00      11/23/2011          392,872
      500,000 FNMA                                                                  1.00      04/04/2012          503,641
      500,000 FNMA                                                                  1.00      09/23/2013          500,728
      700,000 FNMA                                                                  1.25      06/22/2012          708,054
      250,000 FNMA                                                                  1.35      02/24/2014          250,039
      250,000 FNMA                                                                  1.50      07/26/2013          250,290
      250,000 FNMA                                                                  1.55      08/12/2014          249,967
    3,000,000 FNMA                                                                  1.75      08/10/2012        3,063,447
      200,000 FNMA                                                                  1.75      12/28/2012          201,606
    2,500,000 FNMA                                                                  1.75      02/22/2013        2,559,045
    2,000,000 FNMA                                                                  1.75      05/07/2013        2,047,432
      350,000 FNMA                                                                  1.88      04/20/2012          357,520
      500,000 FNMA                                                                  1.88      10/29/2012          500,931
      300,000 FNMA                                                                  2.00      09/28/2012          300,329
      300,000 FNMA##                                                                2.06      06/01/2017          252,102
      500,000 FNMA                                                                  2.13      01/25/2013          502,551
      500,000 FNMA                                                                  2.17      03/21/2013          500,399
    2,500,000 FNMA                                                                  2.50      05/15/2014        2,618,403
      700,000 FNMA                                                                  2.63      11/20/2014          739,603
      500,000 FNMA                                                                  3.00      09/15/2014          500,532
    2,500,000 FNMA                                                                  3.00      09/16/2014        2,668,160
      500,000 FNMA                                                                  3.00      10/29/2014          502,091
      250,000 FNMA                                                                  3.00      03/09/2015          250,151
      100,000 FNMA                                                                  3.13      01/21/2015          100,923
      500,000 FNMA                                                                  4.00      01/20/2017          506,614
    1,500,000 FNMA                                                                  4.38      09/15/2012        1,611,974
    3,500,000 FNMA                                                                  4.38      03/15/2013        3,811,150
    3,000,000 FNMA%%                                                                4.50      05/25/2039        3,150,000
      200,000 FNMA##                                                                4.60      10/09/2019          131,846
      600,000 FNMA                                                                  4.63      10/15/2013          667,432
      950,000 FNMA                                                                  4.88      12/15/2016        1,107,467
    1,500,000 FNMA                                                                  5.00      10/15/2011        1,577,496
      500,000 FNMA                                                                  5.00      02/13/2017          586,126
    1,200,000 FNMA                                                                  5.00      05/11/2017        1,412,604
    2,000,000 FNMA%%                                                                5.00      10/25/2035        2,123,750
    2,821,103 FNMA                                                                  5.00      10/01/2039        2,999,773
    1,200,000 FNMA                                                                  5.25      08/01/2012        1,298,592
    1,500,000 FNMA                                                                  5.38      06/12/2017        1,798,538
    1,000,000 FNMA                                                                  5.38      04/11/2022        1,064,429
      200,000 FNMA                                                                  5.45      10/18/2021          234,399

                   98 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      75,000 FNMA                                                                  5.63%     11/15/2021    $      79,044
      150,000 FNMA                                                                  5.63      07/15/2037          189,618
      200,000 FNMA                                                                  6.21      08/06/2038          271,024
    1,300,000 FNMA                                                                  6.63      11/15/2030        1,807,823
      500,000 FNMA                                                                  7.13      01/15/2030          726,361
    1,300,000 FNMA                                                                  7.25      05/15/2030        1,913,123
    3,001,038 FNMA #995838                                                          5.50      05/01/2039        3,212,647
      384,940 FNMA #190360                                                          5.00      08/01/2035          411,004
    4,711,016 FNMA #190396                                                          4.50      06/01/2039        4,954,173
       44,480 FNMA #253879                                                          6.00      07/01/2016           48,060
      746,329 FNMA #254950                                                          5.50      11/01/2033          806,576
      428,017 FNMA #255407                                                          5.00      09/01/2024          458,130
      388,870 FNMA #255857                                                          5.50      08/01/2025          419,067
      434,007 FNMA #256702                                                          4.50      03/01/2022          462,449
      129,820 FNMA #256758                                                          4.50      05/01/2022          138,003
      178,019 FNMA #256851                                                          7.00      08/01/2037          198,081
      252,713 FNMA #257084                                                          6.00      01/01/2018          273,269
      235,327 FNMA #310044                                                          6.00      04/01/2014          253,912
       55,725 FNMA #323099                                                          6.00      04/01/2013           60,123
       28,225 FNMA #323250                                                          6.00      08/01/2013           29,739
      167,450 FNMA #535733                                                          6.50      08/01/2015          181,390
      604,265 FNMA #545414                                                          5.50      01/01/2017          654,250
      485,802 FNMA #725690                                                          6.00      08/01/2034          530,191
      340,069 FNMA #725773                                                          5.50      09/01/2034          366,777
      872,576 FNMA #729333                                                          5.50      07/01/2033          943,015
    9,819,773 FNMA #735141                                                          5.50      01/01/2035       10,590,988
    9,175,105 FNMA #735382                                                          5.00      04/01/2035        9,825,008
      579,605 FNMA #745526                                                          6.00      05/01/2021          627,518
      481,235 FNMA #745627+/-                                                       5.50      04/01/2036          513,897
    2,106,440 FNMA #745886                                                          5.50      04/01/2036        2,266,608
      105,142 FNMA #753669                                                          6.00      11/01/2033          115,472
    1,246,203 FNMA #767097                                                          4.00      06/01/2019        1,328,099
      685,330 FNMA #775199+/-                                                       4.28      05/01/2034          715,767
      671,307 FNMA #776966                                                          5.00      04/01/2034          718,858
    1,969,736 FNMA #777075                                                          5.00      04/01/2034        2,111,721
      378,679 FNMA #779510                                                          5.00      06/01/2019          405,583
    1,222,372 FNMA #783852                                                          5.50      07/01/2034        1,318,374
    1,849,781 FNMA #793607                                                          5.00      09/01/2019        1,981,203
      436,051 FNMA #793675                                                          6.00      09/01/2034          475,894
      514,801 FNMA #794514                                                          5.00      10/01/2019          551,376
      353,848 FNMA #795047                                                          5.50      10/01/2034          381,638
      417,921 FNMA #796334                                                          6.00      10/01/2034          456,108
      514,546 FNMA #804666                                                          6.00      11/01/2034          561,561
    1,222,401 FNMA #805412                                                          5.50      01/01/2035        1,315,349
      482,868 FNMA #811460                                                          5.00      06/01/2020          516,572
      268,512 FNMA #812338                                                          6.00      03/01/2035          291,032
       71,985 FNMA #821030                                                          4.50      05/01/2035           76,094
      158,225 FNMA #822651                                                          4.50      04/01/2035          167,257
    1,972,316 FNMA #824601                                                          5.50      12/01/2034        2,127,216
    3,114,615 FNMA #826590                                                          5.00      06/01/2035        3,325,500
      378,912 FNMA #828346                                                          5.00      07/01/2035          404,567
      126,648 FNMA #828698                                                          5.00      07/01/2035          135,223
      448,834 FNMA #829190                                                          5.00      07/01/2035          479,224
      257,877 FNMA #830177                                                          6.00      11/01/2038          277,894
      426,032 FNMA #830957                                                          5.50      08/01/2035          458,426

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     366,403 FNMA #831406                                                          6.00%     03/01/2036    $     395,760
      518,485 FNMA #831625                                                          7.00      06/01/2036          576,894
      636,267 FNMA #831697                                                          6.00      09/01/2036          687,247
       34,434 FNMA #832199                                                          4.50      07/01/2035           36,399
    1,040,847 FNMA #834657                                                          5.50      08/01/2035        1,119,990
    1,730,817 FNMA #835284                                                          5.50      09/01/2035        1,862,423
    2,136,119 FNMA #835331                                                          5.50      08/01/2035        2,298,543
      238,032 FNMA #836068                                                          4.50      10/01/2020          254,003
      421,551 FNMA #836958                                                          4.50      10/01/2035          445,615
    2,047,123 FNMA #839064                                                          6.00      01/01/2036        2,218,821
      972,421 FNMA #843901                                                          4.50      09/01/2035        1,027,930
    3,436,297 FNMA #844158                                                          5.00      11/01/2035        3,668,963
    3,281,113 FNMA #844703                                                          5.50      12/01/2035        3,530,599
      164,895 FNMA #845782                                                          4.50      10/01/2020          175,959
      308,174 FNMA #847926                                                          4.50      12/01/2020          328,851
      813,269 FNMA #851264                                                          5.50      05/01/2021          884,950
    2,292,745 FNMA #865283                                                          5.50      02/01/2036        2,458,480
      814,114 FNMA #868424+/-                                                       5.64      03/01/2036          873,147
      426,786 FNMA #872244                                                          6.00      05/01/2021          462,200
      308,428 FNMA #878198                                                          5.50      09/01/2036          330,724
      110,824 FNMA #884631                                                          6.50      06/01/2036          121,002
      593,658 FNMA #885593                                                          6.00      09/01/2036          641,223
      480,322 FNMA #888221                                                          5.50      03/01/2037          515,043
    2,642,243 FNMA #888645                                                          5.00      08/01/2037        2,809,998
      403,870 FNMA #888815                                                          4.50      11/01/2022          430,337
      324,881 FNMA #888890                                                          6.50      10/01/2037          354,718
      294,473 FNMA #892546                                                          6.00      09/01/2021          318,908
    1,370,068 FNMA #895995                                                          6.50      07/01/2036        1,495,898
      576,728 FNMA #897130                                                          6.50      09/01/2036          629,696
      237,141 FNMA #899953                                                          6.00      12/01/2037          255,771
       86,204 FNMA #900959                                                          6.50      09/01/2036           94,121
    1,569,294 FNMA #902738                                                          5.00      11/01/2036        1,672,606
       99,073 FNMA #904767+/-                                                       5.45      12/01/2036          105,611
    1,513,328 FNMA #907051+/-                                                       5.56      10/01/2037        1,609,589
      307,490 FNMA #907860+/-                                                       5.50      02/01/2037          325,493
      299,564 FNMA #908182                                                          5.50      12/01/2021          322,800
    1,071,609 FNMA #908249                                                          6.50      12/01/2036        1,170,028
      616,882 FNMA #909855                                                          5.50      02/01/2037          672,079
      460,552 FNMA #910093+/-                                                       5.68      03/01/2037          489,857
      114,292 FNMA #910535+/-                                                       5.55      01/01/2037          122,114
      230,369 FNMA #914224+/-                                                       5.42      03/01/2037          243,671
      354,340 FNMA #915356                                                          4.50      05/01/2023          375,623
      480,731 FNMA #917101                                                          5.00      05/01/2037          511,252
    1,164,786 FNMA #917882                                                          5.00      05/01/2037        1,238,738
      202,258 FNMA #918049                                                          6.50      05/01/2037          220,455
    1,050,077 FNMA #918506                                                          5.50      05/01/2037        1,124,120
      898,998 FNMA #918619                                                          5.50      06/01/2037          962,389
    2,333,591 FNMA #919640                                                          6.00      09/01/2037        2,516,919
      118,698 FNMA #922123                                                          6.50      04/01/2037          129,377
      726,716 FNMA #922675+/-                                                       4.80      06/01/2035          758,495
      800,401 FNMA #928414                                                          6.50      06/01/2037          872,410
      257,179 FNMA #928433                                                          7.00      05/01/2037          286,162
      362,426 FNMA #928507                                                          6.50      06/01/2037          395,033
      644,901 FNMA #928774                                                          6.00      10/01/2022          697,204
    2,043,006 FNMA #929723                                                          6.00      07/01/2038        2,201,590

                   100 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   1,206,161 FNMA #929953                                                          5.50%     09/01/2038    $   1,291,210
      802,049 FNMA #930324                                                          6.00      12/01/2038          864,307
      749,845 FNMA #931011                                                          5.00      04/01/2024          798,040
    2,105,672 FNMA #931227                                                          4.50      05/01/2039        2,214,356
    1,727,602 FNMA #931409                                                          4.00      06/01/2024        1,819,000
    9,644,042 FNMA #932473                                                          4.50      02/01/2040       10,141,815
    8,783,626 FNMA #932491                                                          4.50      02/01/2040        9,236,989
      936,437 FNMA #933465                                                          5.50      02/01/2038        1,002,467
    5,360,337 FNMA #933559                                                          5.50      02/01/2038        5,738,305
      349,576 FNMA #934568                                                          6.00      09/01/2038          376,711
      287,517 FNMA #934699                                                          6.00      12/01/2038          309,835
        6,399 FNMA #937055                                                          6.50      05/01/2037            6,975
    3,104,053 FNMA #941164                                                          6.00      10/01/2037        3,347,910
      180,521 FNMA #945074                                                          7.00      08/01/2037          200,865
      364,712 FNMA #945909                                                          6.00      08/01/2037          393,364
      273,032 FNMA #946008                                                          6.00      09/01/2037          294,481
      326,763 FNMA #946045                                                          6.00      09/01/2037          352,434
      608,079 FNMA #947654                                                          6.00      10/01/2037          655,850
      230,789 FNMA #947992                                                          6.00      11/01/2037          248,920
      124,741 FNMA #948007                                                          6.50      10/01/2037          135,964
      297,856 FNMA #949473                                                          6.00      09/01/2037          321,256
      360,902 FNMA #949594                                                          6.00      08/01/2022          390,173
      586,954 FNMA #950300                                                          6.00      08/01/2037          636,184
      198,326 FNMA #950929                                                          6.00      11/01/2037          213,906
      209,903 FNMA #952033                                                          4.50      05/01/2023          222,511
       16,686 FNMA #953017                                                          6.00      10/01/2037           17,997
      319,334 FNMA #953436                                                          6.50      11/01/2037          348,063
    4,732,152 FNMA #955488                                                          6.50      10/01/2037        5,157,890
      488,186 FNMA #955801                                                          6.00      10/01/2037          526,538
    2,034,346 FNMA #960622                                                          6.00      01/01/2038        2,194,165
    3,336,723 FNMA #962302                                                          4.50      03/01/2038        3,510,511
    2,474,961 FNMA #963318                                                          5.00      05/01/2023        2,633,786
      630,103 FNMA #964234                                                          6.00      07/01/2023          680,025
      592,698 FNMA #964241                                                          6.00      07/01/2038          638,705
      318,121 FNMA #964657                                                          6.00      08/01/2038          342,815
      148,284 FNMA #964796                                                          6.00      08/01/2038          159,794
       20,430 FNMA #964924                                                          6.00      09/01/2038           22,016
      324,840 FNMA #965105                                                          6.00      09/01/2038          350,055
      361,305 FNMA #965308                                                          6.00      09/01/2038          389,350
      259,832 FNMA #965649                                                          6.00      01/01/2038          280,244
      653,199 FNMA #966039                                                          5.50      02/01/2038          699,257
      247,633 FNMA #968280                                                          6.00      02/01/2038          266,856
      281,020 FNMA #969628                                                          6.00      01/01/2038          303,097
      262,353 FNMA #969862                                                          6.00      05/01/2038          282,718
      381,243 FNMA #970535                                                          5.50      10/01/2023          410,673
       76,754 FNMA #971075                                                          5.50      02/01/2024           82,679
      145,090 FNMA #972134                                                          6.50      01/01/2038          158,112
      519,201 FNMA #972172                                                          6.00      02/01/2038          559,503
    1,382,008 FNMA #973827                                                          4.50      03/01/2023        1,469,121
      123,697 FNMA #973996                                                          6.00      02/01/2023          133,497
      726,644 FNMA #974571                                                          5.00      11/01/2036          778,114
      421,245 FNMA #974886+/-                                                       4.36      04/01/2038          441,522
      238,159 FNMA #975288                                                          4.50      05/01/2023          252,463
    1,326,182 FNMA #975365                                                          5.00      06/01/2023        1,411,287
      574,092 FNMA #979639                                                          5.00      06/01/2023          610,933

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     651,684 FNMA #982876                                                          5.00%     05/01/2023    $     693,504
      366,057 FNMA #983111                                                          5.50      09/01/2023          394,315
      102,159 FNMA #983518                                                          4.50      05/01/2023          108,295
      680,501 FNMA #984260                                                          5.50      05/01/2023          733,032
      326,122 FNMA #985509                                                          6.00      09/01/2038          351,436
    1,311,892 FNMA #985815                                                          6.00      07/01/2038        1,413,725
      218,011 FNMA #986250                                                          6.00      07/01/2038          234,934
      391,874 FNMA #987128                                                          6.00      09/01/2038          422,292
      127,845 FNMA #987283                                                          6.50      07/01/2038          139,319
      400,789 FNMA #987380                                                          6.00      10/01/2023          432,542
      197,031 FNMA #988044                                                          6.00      08/01/2038          212,325
      226,898 FNMA #988220                                                          6.50      09/01/2038          247,737
      470,772 FNMA #988714                                                          6.00      10/01/2038          507,314
      195,419 FNMA #988746                                                          6.00      11/01/2023          210,902
       15,604 FNMA #988953                                                          5.50      08/01/2023           16,809
      410,709 FNMA #990051                                                          6.00      09/01/2038          442,590
      738,052 FNMA #990080                                                          6.00      08/01/2038          795,342
      259,469 FNMA #990285                                                          6.00      10/01/2038          279,610
      359,121 FNMA #990380                                                          6.50      09/01/2038          391,353
      649,192 FNMA #990543                                                          6.00      09/01/2038          699,584
      207,233 FNMA #990741                                                          6.00      09/01/2038          223,319
      153,660 FNMA #991859                                                          6.00      10/01/2038          165,587
      454,280 FNMA #991932                                                          6.00      12/01/2023          490,272
        9,111 FNMA #992042                                                          7.00      10/01/2038           10,124
    4,222,684 FNMA #992235                                                          6.00      11/01/2038        4,550,462
      319,894 FNMA #992312                                                          6.00      10/01/2038          344,726
      436,970 FNMA #992490                                                          5.50      11/01/2023          470,702
      390,702 FNMA #992940                                                          6.00      11/01/2038          421,030
      336,069 FNMA #993091                                                          6.00      01/01/2039          362,156
      274,839 FNMA #993164                                                          6.00      11/01/2038          296,173
       29,076 FNMA #994282                                                          5.50      11/01/2023           31,321
      240,601 FNMA #994339                                                          6.00      01/01/2039          259,278
      767,304 FNMA #994436                                                          6.00      12/01/2038          826,865
    2,908,731 FNMA #994897                                                          5.50      09/01/2033        3,144,446
   15,807,742 FNMA #995119                                                          5.50      11/01/2038       16,922,377
    2,371,091 FNMA #995692                                                          4.50      05/01/2024        2,513,509
      189,888 FNMA #995778                                                          6.00      11/01/2017          204,873
    6,005,527 FNMA #995901                                                          4.50      07/01/2024        6,364,368
      482,035 FNMA #A82829                                                          6.00      11/01/2038          518,597
      287,639 FNMA #AA0731                                                          6.50      02/01/2039          313,428
      307,928 FNMA #AA0781                                                          6.00      04/01/2039          331,831
      717,520 FNMA #AA1090                                                          4.50      12/01/2023          760,618
      445,692 FNMA #AA3078                                                          4.50      02/01/2039          468,905
    2,816,567 FNMA #AA3295                                                          4.00      02/01/2039        2,920,574
    4,274,183 FNMA #AA4662                                                          4.50      05/01/2039        4,494,793
    1,077,388 FNMA #AA7895                                                          4.00      06/01/2024        1,134,386
    2,978,691 FNMA #AB1048                                                          4.50      05/01/2040        3,134,615
    5,819,598 FNMA #AC1258                                                          4.00      08/01/2039        6,049,472
   10,083,302 FNMA #AC1616                                                          5.00      08/01/2039       10,721,911
    1,322,860 FNMA #AC1928                                                          4.00      08/01/2039        1,371,710
    3,554,529 FNMA #AC2181                                                          4.00      08/01/2039        3,685,788
    3,855,221 FNMA #AC2968                                                          4.50      09/01/2039        4,054,207
       23,909 FNMA #AC2998                                                          6.00      09/01/2024           25,893
    4,795,795 FNMA #AC7962                                                          4.50      01/01/2025        5,082,352
      975,671 FNMA #AC8563                                                          4.00      01/01/2040        1,011,699

                   102 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   7,185,450 FNMA #AD0891                                                          5.00%     03/01/2025    $   7,646,560
    5,413,071 FNMA #AD1654                                                          4.50      03/01/2040        5,709,863
    5,335,641 FNMA #AD3770                                                          4.00      03/01/2025        5,618,435
    4,953,889 FNMA #AD4317                                                          4.00      04/01/2040        5,136,822
   15,997,617 FNMA #AD7134                                                          5.00      07/01/2040       17,010,799
    2,579,918 FNMA #AD7948                                                          4.50      06/01/2040        2,712,676
    4,975,305 FNMA #AE1173                                                          4.00      07/01/2025        5,233,856
                                                                                                              369,412,296
                                                                                                            -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.71%
    2,000,000 GNMA                                                                  4.00      12/01/2099        2,083,124
    5,000,000 GNMA%%                                                                4.50      05/15/2040        5,307,030
   10,000,000 GNMA%%                                                                5.00      10/15/2039       10,745,310
      211,106 GNMA #672938                                                          6.50      08/15/2038          232,081
      182,760 GNMA #676812                                                          6.50      04/15/2038          200,920
    2,066,485 GNMA #745086                                                          4.50      06/15/2040        2,197,490
        1,441 GNMA #337120                                                          6.50      11/15/2023            1,604
        1,522 GNMA #379192                                                          6.50      12/15/2023            1,694
    1,311,882 GNMA #520782                                                          5.00      03/15/2035        1,417,187
      771,486 GNMA #605373                                                          5.50      09/15/2034          839,802
       40,623 GNMA #617417                                                          6.50      02/15/2037           44,665
      620,320 GNMA #617522                                                          6.00      05/15/2037          676,484
      150,533 GNMA #625436                                                          6.50      09/15/2036          165,867
      421,170 GNMA #632007                                                          6.50      10/15/2036          464,071
      994,791 GNMA #633305                                                          5.50      12/15/2035        1,081,637
      849,839 GNMA #648391                                                          5.50      11/15/2035          924,031
      602,717 GNMA #651722                                                          5.50      02/15/2036          654,582
      331,609 GNMA #651882                                                          6.50      09/15/2036          365,387
      520,788 GNMA #653068                                                          5.50      03/15/2036          568,347
      634,816 GNMA #654920                                                          6.00      06/15/2036          700,255
      138,963 GNMA #658328                                                          4.50      03/15/2037          147,946
        9,403 GNMA #659749                                                          6.50      11/15/2036           10,361
       51,802 GNMA #663342                                                          6.50      12/15/2036           57,078
       58,505 GNMA #664629                                                          7.00      03/15/2037           65,098
      111,331 GNMA #667470                                                          6.00      05/15/2037          121,411
      298,256 GNMA #668585                                                          6.00      08/15/2037          325,260
      334,392 GNMA #669078                                                          6.00      06/15/2037          364,667
      193,951 GNMA #671433                                                          6.00      07/15/2037          211,512
      241,424 GNMA #673220                                                          6.00      10/15/2038          263,207
    1,775,285 GNMA #676678                                                          6.00      01/15/2038        1,935,464
    6,028,116 GNMA #677213                                                          5.50      08/15/2038        6,579,892
      404,963 GNMA #677314                                                          5.50      09/15/2038          441,983
      212,660 GNMA #677606                                                          6.50      12/15/2037          233,824
       22,873 GNMA #681324                                                          6.50      05/15/2038           25,146
      249,128 GNMA #681332                                                          6.50      05/15/2038          273,882
      396,760 GNMA #683124                                                          5.50      03/15/2038          430,157
       52,111 GNMA #684230                                                          6.50      08/15/2038           57,288
       35,450 GNMA #691547                                                          6.50      07/15/2038           38,973
      175,418 GNMA #693431                                                          5.50      06/15/2038          190,184
    1,947,060 GNMA #694553                                                          5.50      12/15/2038        2,110,956
       10,214 GNMA #695742                                                          6.50      11/15/2038           11,229
      232,924 GNMA #695746                                                          6.00      11/15/2038          253,940
      207,864 GNMA #696456                                                          5.50      08/15/2038          225,361
      449,441 GNMA #697595                                                          6.50      11/15/2038          494,098
    1,554,769 GNMA #698033                                                          5.50      01/15/2039        1,685,644

                   Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$     963,476 GNMA #698223                                                          4.00%     06/15/2039    $   1,005,819
    2,804,807 GNMA #698308                                                          4.50      05/15/2039        2,982,617
    1,324,288 GNMA #698507                                                          6.00      10/15/2038        1,443,775
      207,529 GNMA #698624                                                          6.00      10/15/2038          226,254
      619,058 GNMA #699457                                                          6.00      10/15/2038          674,914
      622,106 GNMA #700069                                                          6.50      12/15/2038          683,919
      293,544 GNMA #700821                                                          6.50      10/15/2038          322,711
      755,994 GNMA #702172                                                          4.00      07/15/2039          789,219
      226,975 GNMA #702190                                                          4.00      07/15/2039          236,950
       12,874 GNMA #704277                                                          6.50      02/15/2039           14,153
    1,423,704 GNMA #704439                                                          4.50      03/15/2039        1,513,959
      131,943 GNMA #706004                                                          6.00      10/15/2038          143,848
   10,435,233 GNMA #709475                                                          5.00      06/15/2039       11,233,735
      214,836 GNMA #709484                                                          5.50      07/15/2039          232,920
      806,763 GNMA #711321                                                          6.00      01/15/2039          879,555
    2,422,434 GNMA #712488                                                          4.50      06/15/2039        2,576,004
    1,413,838 GNMA #712495                                                          4.50      06/15/2039        1,503,468
   12,302,108 GNMA #713866                                                          5.00      09/15/2039       13,243,463
    9,881,556 GNMA #713872                                                          4.50      09/15/2039       10,507,996
      134,627 GNMA #716343                                                          6.00      06/15/2039          146,774
      133,070 GNMA #716586                                                          6.00      08/15/2039          145,077
    2,997,750 GNMA #716792                                                          4.50      04/15/2039        3,187,792
    1,425,599 GNMA #722269                                                          4.50      09/15/2039        1,515,975
      261,173 GNMA #722785                                                          6.00      10/15/2039          284,738
    2,893,312 GNMA #723449                                                          5.00      11/15/2039        3,118,545
    1,959,992 GNMA #723526                                                          4.50      12/15/2039        2,084,246
    4,898,560 GNMA #723616                                                          5.00      01/15/2040        5,273,398
    3,315,886 GNMA #726000                                                          4.50      05/15/2040        3,541,801
    3,911,739 GNMA #728627                                                          4.50      01/15/2040        4,159,723
    2,945,533 GNMA #737011                                                          5.00      02/15/2040        3,170,924
       83,735 GNMA #782167                                                          6.00      06/15/2037           91,423
    2,150,017 GNMA #782273                                                          5.50      02/15/2038        2,333,909
    2,225,048 GNMA #782365                                                          6.00      07/15/2038        2,426,446
      881,865 GNMA #782379                                                          6.00      08/15/2038          961,479
      395,205 GNMA #782407                                                          5.50      09/15/2038          428,523
      882,061 GNMA #782776                                                          6.00      09/15/2038          961,807
    6,061,747 GNMA #782789                                                          5.50      10/15/2039        6,572,475
    1,777,687 GNMA #782831                                                          6.00      12/15/2039        1,938,546
                                                                                                              137,785,009
                                                                                                            -------------
TOTAL AGENCY SECURITIES (COST $769,951,894)                                                                   802,797,129
                                                                                                            -------------
US TREASURY SECURITIES: 20.67%
US TREASURY BONDS: 4.08%
    3,100,000 US TREASURY BOND                                                      3.50      02/15/2039        3,082,563
    2,000,000 US TREASURY BOND                                                      3.88      08/15/2040        2,129,539
    3,600,000 US TREASURY BOND                                                      4.25      05/15/2039        4,066,312
    1,750,000 US TREASURY BOND                                                      4.38      02/15/2038        2,025,079
    5,800,000 US TREASURY BOND                                                      4.38      11/15/2039        6,682,690
    5,000,000 US TREASURY BOND                                                      4.38      05/15/2040        5,768,750
    3,150,000 US TREASURY BOND                                                      4.50      02/15/2036        3,717,000
    2,600,000 US TREASURY BOND                                                      4.50      05/15/2038        3,069,625
    4,600,000 US TREASURY BOND                                                      4.50      08/15/2039        5,409,315
    4,500,000 US TREASURY BOND                                                      4.63      02/15/2040        5,398,596
    1,550,000 US TREASURY BOND                                                      4.75      02/15/2037        1,902,625

                   104 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
US TREASURY BONDS (continued)
$     800,000 US TREASURY BOND                                                      5.00%     05/15/2037    $   1,019,875
    4,000,000 US TREASURY BOND                                                      5.25      11/15/2028        5,139,376
    1,500,000 US TREASURY BOND                                                      5.25      02/15/2029        1,928,204
    2,750,000 US TREASURY BOND<<                                                    5.38      02/15/2031        3,607,227
    2,000,000 US TREASURY BOND                                                      5.50      08/15/2028        2,637,812
    1,150,000 US TREASURY BOND                                                      6.00      02/15/2026        1,573,523
    1,400,000 US TREASURY BOND                                                      6.13      11/15/2027        1,961,313
    1,500,000 US TREASURY BOND                                                      6.13      08/15/2029        2,124,141
    1,500,000 US TREASURY BOND                                                      6.25      08/15/2023        2,048,672
    3,250,000 US TREASURY BOND                                                      6.25      05/15/2030        4,682,031
    2,400,000 US TREASURY BOND                                                      6.38      08/15/2027        3,440,251
    2,000,000 US TREASURY BOND                                                      6.50      11/15/2026        2,887,500
      950,000 US TREASURY BOND                                                      6.63      02/15/2027        1,389,821
    1,500,000 US TREASURY BOND                                                      6.88      08/15/2025        2,205,000
    2,500,000 US TREASURY BOND                                                      7.25      05/15/2016        3,279,688
    1,000,000 US TREASURY BOND                                                      7.25      08/15/2022        1,458,594
    2,000,000 US TREASURY BOND                                                      7.50      11/15/2016        2,680,000
    2,000,000 US TREASURY BOND                                                      7.50      11/15/2024        3,061,876
      500,000 US TREASURY BOND                                                      7.88      02/15/2021          744,688
    4,100,000 US TREASURY BOND                                                      8.00      11/15/2021        6,217,265
    2,850,000 US TREASURY BOND                                                      8.13      08/15/2019        4,190,389
    1,700,000 US TREASURY BOND                                                      8.50      02/15/2020        2,578,555
    2,500,000 US TREASURY BOND                                                      8.75      05/15/2017        3,595,703
      400,000 US TREASURY BOND                                                      8.75      08/15/2020          621,062
    1,275,000 US TREASURY BOND                                                      8.88      08/15/2017        1,858,710
    1,200,000 US TREASURY BOND                                                      8.88      02/15/2019        1,822,313
    2,900,000 US TREASURY BOND                                                      9.13      05/15/2018        4,411,851
    2,000,000 US TREASURY BOND                                                     11.25      02/15/2015        2,876,718
                                                                                                              119,294,252
                                                                                                            -------------
US TREASURY NOTES: 16.59%
    5,000,000 US TREASURY NOTE                                                      0.38      08/31/2012        4,989,665
    4,500,000 US TREASURY NOTE                                                      0.63      06/30/2012        4,513,185
    5,000,000 US TREASURY NOTE                                                      0.63      07/31/2012        5,015,050
    5,000,000 US TREASURY NOTE                                                      0.75      11/30/2011        5,023,635
    3,000,000 US TREASURY NOTE                                                      0.75      05/31/2012        3,015,360
    5,000,000 US TREASURY NOTE                                                      0.75      08/15/2013        5,006,853
    3,000,000 US TREASURY NOTE                                                      0.88      01/31/2012        3,020,508
    4,500,000 US TREASURY NOTE                                                      0.88      02/29/2012        4,532,175
    3,500,000 US TREASURY NOTE                                                      1.00      09/30/2011        3,525,158
    5,000,000 US TREASURY NOTE                                                      1.00      10/31/2011        5,037,500
    5,000,000 US TREASURY NOTE                                                      1.00      12/31/2011        5,041,015
    6,000,000 US TREASURY NOTE                                                      1.00      03/31/2012        6,055,080
    4,500,000 US TREASURY NOTE                                                      1.00      04/30/2012        4,541,310
    5,000,000 US TREASURY NOTE                                                      1.00      07/15/2013        5,043,350
    3,500,000 US TREASURY NOTE                                                      1.13      12/15/2011        3,533,768
    5,000,000 US TREASURY NOTE                                                      1.13      01/15/2012        5,050,780
    5,000,000 US TREASURY NOTE<<                                                    1.13      12/15/2012        5,064,060
    3,500,000 US TREASURY NOTE                                                      1.13      06/15/2013        3,542,665
    5,000,000 US TREASURY NOTE                                                      1.25      08/31/2015        4,978,337
    2,000,000 US TREASURY NOTE                                                      1.38      02/15/2012        2,028,438
    2,500,000 US TREASURY NOTE                                                      1.38      03/15/2012        2,537,793
    1,500,000 US TREASURY NOTE                                                      1.38      04/15/2012        1,523,496
    5,000,000 US TREASURY NOTE                                                      1.38      05/15/2012        5,078,710
    5,000,000 US TREASURY NOTE                                                      1.38      09/15/2012        5,088,280

                   Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
US TREASURY NOTES (continued)
$   5,000,000 US TREASURY NOTE                                                      1.38%     10/15/2012    $   5,090,625
    4,000,000 US TREASURY NOTE                                                      1.38      11/15/2012        4,072,500
    3,000,000 US TREASURY NOTE<<                                                    1.38      01/15/2013        3,056,016
    3,500,000 US TREASURY NOTE<<                                                    1.38      02/15/2013        3,565,625
    5,000,000 US TREASURY NOTE<<                                                    1.38      03/15/2013        5,096,100
    5,000,000 US TREASURY NOTE                                                      1.38      05/15/2013        5,096,500
    3,000,000 US TREASURY NOTE                                                      1.50      07/15/2012        3,059,883
    4,000,000 US TREASURY NOTE<<                                                    1.50      12/31/2013        4,091,248
    2,000,000 US TREASURY NOTE                                                      1.75      11/15/2011        2,033,516
    5,000,000 US TREASURY NOTE                                                      1.75      08/15/2012        5,124,805
    3,000,000 US TREASURY NOTE<<                                                    1.75      04/15/2013        3,087,180
    4,500,000 US TREASURY NOTE                                                      1.75      01/31/2014        4,636,404
    5,000,000 US TREASURY NOTE                                                      1.75      03/31/2014        5,150,390
    5,000,000 US TREASURY NOTE                                                      1.75      07/31/2015        5,104,700
    5,000,000 US TREASURY NOTE                                                      1.88      06/15/2012        5,127,735
    1,500,000 US TREASURY NOTE                                                      1.88      02/28/2014        1,551,563
    4,400,000 US TREASURY NOTE                                                      1.88      04/30/2014        4,549,873
    4,250,000 US TREASURY NOTE                                                      1.88      06/30/2015        4,366,875
    4,000,000 US TREASURY NOTE                                                      1.88      08/31/2017        3,987,047
    3,800,000 US TREASURY NOTE                                                      2.00      11/30/2013        3,948,436
    3,500,000 US TREASURY NOTE                                                      2.13      11/30/2014        3,645,194
    3,500,000 US TREASURY NOTE                                                      2.13      05/31/2015        3,639,195
    3,500,000 US TREASURY NOTE<<                                                    2.25      05/31/2014        3,668,984
    5,000,000 US TREASURY NOTE                                                      2.25      01/31/2015        5,229,295
    5,000,000 US TREASURY NOTE<<                                                    2.38      08/31/2014        5,259,765
    5,500,000 US TREASURY NOTE                                                      2.38      09/30/2014        5,786,600
    5,000,000 US TREASURY NOTE                                                      2.38      10/31/2014        5,258,595
    5,000,000 US TREASURY NOTE<<                                                    2.38      02/28/2015        5,257,800
    2,500,000 US TREASURY NOTE                                                      2.38      03/31/2016        2,609,570
    3,500,000 US TREASURY NOTE                                                      2.38      07/31/2017        3,607,188
    6,500,000 US TREASURY NOTE<<                                                    2.50      03/31/2015        6,871,735
    5,000,000 US TREASURY NOTE<<                                                    2.50      04/30/2015        5,286,330
    3,000,000 US TREASURY NOTE                                                      2.50      06/30/2017        3,118,125
    3,500,000 US TREASURY NOTE                                                      2.63      06/30/2014        3,716,563
    5,750,000 US TREASURY NOTE                                                      2.63      07/31/2014        6,107,127
    5,000,000 US TREASURY NOTE<<                                                    2.63      12/31/2014        5,309,765
    2,500,000 US TREASURY NOTE                                                      2.63      02/29/2016        2,644,530
    2,500,000 US TREASURY NOTE                                                      2.63      04/30/2016        2,641,993
    3,500,000 US TREASURY NOTE                                                      2.63      08/15/2020        3,545,952
    3,375,000 US TREASURY NOTE                                                      2.75      10/31/2013        3,585,148
    2,500,000 US TREASURY NOTE                                                      2.75      11/30/2016        2,646,095
    4,000,000 US TREASURY NOTE                                                      2.75      05/31/2017        4,222,500
    5,950,000 US TREASURY NOTE<<                                                    2.75      02/15/2019        6,183,817
    3,500,000 US TREASURY NOTE                                                      3.00      08/31/2016        3,763,869
    4,000,000 US TREASURY NOTE                                                      3.00      09/30/2016        4,299,064
    2,000,000 US TREASURY NOTE                                                      3.00      02/28/2017        2,143,750
      550,000 US TREASURY NOTE                                                      3.13      04/30/2013          586,910
    3,500,000 US TREASURY NOTE                                                      3.13      08/31/2013        3,753,204
    3,300,000 US TREASURY NOTE                                                      3.13      09/30/2013        3,541,313
    6,000,000 US TREASURY NOTE                                                      3.13      10/31/2016        6,489,846
    5,000,000 US TREASURY NOTE                                                      3.13      01/31/2017        5,399,610
    3,000,000 US TREASURY NOTE                                                      3.13      04/30/2017        3,239,064
    8,000,000 US TREASURY NOTE                                                      3.13      05/15/2019        8,522,496
    4,000,000 US TREASURY NOTE<<                                                    3.25      05/31/2016        4,362,500
    1,000,000 US TREASURY NOTE                                                      3.25      06/30/2016        1,090,312

                   106 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

                                                                                INTEREST
  PRINCIPAL   SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
US TREASURY NOTES (continued)
$   3,500,000 US TREASURY NOTE<<                                                    3.25%     12/31/2016    $   3,806,523
    5,000,000 US TREASURY NOTE<<                                                    3.25      03/31/2017        5,437,500
    3,500,000 US TREASURY NOTE                                                      3.38      06/30/2013        3,769,063
    2,000,000 US TREASURY NOTE                                                      3.38      07/31/2013        2,157,500
    8,000,000 US TREASURY NOTE<<                                                    3.38      11/15/2019        8,640,624
    2,000,000 US TREASURY NOTE                                                      3.50      05/31/2013        2,158,594
    1,500,000 US TREASURY NOTE                                                      3.50      02/15/2018        1,656,680
    7,500,000 US TREASURY NOTE<<                                                    3.50      05/15/2020        8,172,075
    6,500,000 US TREASURY NOTE                                                      3.63      08/15/2019        7,167,771
    8,000,000 US TREASURY NOTE                                                      3.63      02/15/2020        8,804,376
    7,000,000 US TREASURY NOTE<<                                                    3.75      11/15/2018        7,837,816
    8,500,000 US TREASURY NOTE<<                                                    3.88      10/31/2012        9,123,552
    2,750,000 US TREASURY NOTE<<                                                    3.88      02/15/2013        2,975,156
    2,000,000 US TREASURY NOTE                                                      3.88      05/15/2018        2,261,094
    4,000,000 US TREASURY NOTE                                                      4.00      11/15/2012        4,309,688
    3,000,000 US TREASURY NOTE                                                      4.00      02/15/2014        3,324,141
    3,500,000 US TREASURY NOTE                                                      4.00      02/15/2015        3,932,033
    2,525,000 US TREASURY NOTE                                                      4.00      08/15/2018        2,876,725
    3,000,000 US TREASURY NOTE                                                      4.13      05/15/2015        3,395,859
    1,600,000 US TREASURY NOTE                                                      4.25      08/15/2013        1,767,875
    2,500,000 US TREASURY NOTE<<                                                    4.25      11/15/2013        2,780,078
    1,500,000 US TREASURY NOTE<<                                                    4.25      08/15/2014        1,688,438
    4,370,000 US TREASURY NOTE                                                      4.25      11/15/2014        4,943,222
    2,500,000 US TREASURY NOTE<<                                                    4.25      08/15/2015        2,850,585
    4,000,000 US TREASURY NOTE                                                      4.25      11/15/2017        4,623,752
    2,550,000 US TREASURY NOTE                                                      4.38      08/15/2012        2,746,230
    3,800,000 US TREASURY NOTE                                                      4.50      04/30/2012        4,058,134
    3,000,000 US TREASURY NOTE                                                      4.50      11/15/2015        3,475,782
    2,500,000 US TREASURY NOTE                                                      4.50      02/15/2016        2,895,508
    2,000,000 US TREASURY NOTE                                                      4.50      05/15/2017        2,334,218
    3,000,000 US TREASURY NOTE                                                      4.63      10/31/2011        3,150,000
    1,500,000 US TREASURY NOTE                                                      4.63      12/31/2011        1,585,547
    3,000,000 US TREASURY NOTE                                                      4.63      02/29/2012        3,189,492
    1,000,000 US TREASURY NOTE                                                      4.63      07/31/2012        1,080,117
    3,000,000 US TREASURY NOTE                                                      4.63      11/15/2016        3,518,436
    2,000,000 US TREASURY NOTE                                                      4.75      05/15/2014        2,283,124
    4,000,000 US TREASURY NOTE                                                      4.88      02/15/2012        4,261,248
    5,000,000 US TREASURY NOTE                                                      4.88      08/15/2016        5,928,125
    2,000,000 US TREASURY NOTE                                                      5.13      05/15/2016        2,391,876
                                                                                                              484,975,553
                                                                                                            -------------
TOTAL US TREASURY SECURITIES (COST $570,566,703)                                                              604,269,805
                                                                                                            -------------
SHORT-TERM INVESTMENTS: 6.56%
CORPORATE BONDS & NOTES: 0.13%
    1,802,595 GRYPHON FUNDING LIMITED(v)(a)(i)                                      0.00      08/05/2011          733,280
    5,648,935 VFNC CORPORATION(v)+++/-(a)(i)                                        0.33      09/29/2011        3,174,041
                                                                                                                3,907,321
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    SHARES    SECURITY NAME                                                       YIELD                          VALUE
------------- ---------------------------------------------------------------   ---------                   --------------
INVESTMENT COMPANIES: 6.43%
   90,629,254 WELLS FARGO ADVANTAGE MONEY MARKET
              Trust(l)(u)(o)                                                        0.29%                   $   90,629,252
   97,299,961 WELLS FARGO SECURITIES LENDING CASH INVESTMENT
              LLC(v)(l)(u)                                                          0.31                        97,299,961
                                                                                                               187,929,213
                                                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (COST $190,726,213)                                                               191,836,534
                                                                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,884,221,589)*                                             104.40%                                3,052,094,056
Other Assets and Liabilities, Net                                      (4.40)                                 (128,516,669)
Total Net                                                             ------                                --------------
Assets                                                                100.00%                               $2,923,577,387
                                                                      ------                                --------------

----------
(o) Security pledged as collateral for when issued (TBA) and/or delayed delivery securities.

(v) Security represents investment of cash collateral received from securities on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

@    Foreign bond principal is denominated in local currency.

%%   Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(u)  Rate shown is the 7-day annualized yield at period end.

##   Zero coupon security. Rate represents yield to maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $2,884,761,519 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $183,976,879
Gross unrealized depreciation    (16,644,342)
                                ------------
Net unrealized appreciation     $167,332,537

The accompanying notes are an integral part of these financial statements.

                   108 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMON STOCKS: 97.60%
CONSUMER DISCRETIONARY: 12.99%
AUTO COMPONENTS: 0.62%
      123,000 AAPICO HITECH PUBLIC COMPANY LIMITED                                                          $       59,741
       21,400 AISIN SEIKI COMPANY LIMITED                                                                          553,786
        5,200 AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                26,121
       19,334 BHARAT FORGE LIMITED                                                                                 143,772
       62,389 BORGWARNER INCORPORATED+<<                                                                         2,723,280
        1,032 BOSCH LIMITED                                                                                        131,108
       67,200 BRIDGESTONE CORPORATION                                                                            1,166,261
        4,725 BRIDGESTONE CORPORATION                                                                              163,013
        7,000 CALSONIC KANSEI CORPORATION                                                                           19,664
      242,283 CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                           492,371
        7,915 COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                              587,875
        2,446 CONTINENTAL AG                                                                                       147,855
       95,232 COOPER TIRE & RUBBER COMPANY                                                                       1,541,806
      216,869 DANA HOLDING CORPORATION+                                                                          2,225,076
       55,800 DENSO CORPORATION                                                                                  1,513,063
        3,600 EXEDY CORPORATION                                                                                    103,788
       43,992 EXIDE INDUSTRIES LIMITED+                                                                            138,036
        3,300 FCC COMPANY LIMITED                                                                                   70,470
        6,100 FUTABA INDUSTRIAL COMPANY LIMITED                                                                     33,909
       67,355 GENTEX CORPORATION                                                                                 1,183,427
       78,273 GKN PLC                                                                                              173,823
       10,640 HANKOOK TIRE COMPANY LIMITED                                                                         231,189
        1,100 HI-LEX CORPORATION                                                                                    14,888
        9,388 HYUNDAI MOBIS+                                                                                     1,699,221
       74,386 JOHNSON CONTROLS INCORPORATED                                                                      1,973,461
        1,200 KANTO AUTO WORKS LIMITED                                                                               8,113
       20,000 KAYABA INDUSTRY COMPANY LIMITED                                                                       91,656
        3,500 KEIHIN CORPORATION                                                                                    66,909
       53,906 KENDA RUBBER INDUSTRIAL COMPANY LIMITED                                                               56,373
       17,000 KOITO MANUFACTURING COMPANY LIMITED                                                                  234,734
       24,753 LEAR CORPORATION+                                                                                  1,823,306
          469 LEONI AG                                                                                              12,282
        2,422 LINAMAR CORPORATION                                                                                   41,974
        5,900 MAGNA INTERNATIONAL INCORPORATED CLASS A                                                             459,451
        3,001 MARTINREA INTERNATIONAL INCORPORATED+                                                                 21,754
       44,000 MINTH GROUP LIMITED                                                                                   71,271
        1,900 MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                             41,772
       66,771 NAN KANG RUBBER TIRE COMPANY LIMITED                                                                  87,961
       18,000 NGK SPARK PLUG COMPANY LIMITED                                                                       210,618
       21,000 NHK SPRING COMPANY LIMITED                                                                           174,229
        4,700 NIFCO INCORPORATED                                                                                   104,451
        4,000 NIPPON SEIKI COMPANY LIMITED                                                                          38,519
        6,000 NISSAN SHATAI COMPANY LIMITED                                                                         41,138
        3,200 NISSIN KOGYO COMPANY LIMITED                                                                          46,623
       12,500 NOK CORPORATION                                                                                      188,519
        6,680 NOKIAN RENKAAT OYJ                                                                                   191,484
        5,000 PACIFIC INDUSTRIAL COMPANY LIMITED                                                                    21,545
       11,055 PIRELLI & COMPANY SPA                                                                                 73,410
        4,000 PRESS KOGYO COMPANY LIMITED                                                                           12,332
          164 RIETER HOLDING AG+                                                                                    47,976
        4,000 RIKEN CORPORATION                                                                                     12,998
       14,000 SANDEN CORPORATION                                                                                    45,995

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AUTO COMPONENTS (continued)
        1,800 SHOWA CORPORATION                                                                             $        9,470
       96,200 SOMBOON ADVANCE TECHNOLOGY PCL                                                                        69,380
       17,400 STANLEY ELECTRIC COMPANY LIMITED                                                                     268,425
       18,800 SUMITOMO RUBBER INDUSTRIES                                                                           170,523
          700 TACHI-S COMPANY LIMITED                                                                                8,557
        3,800 TAKATA CORPORATION                                                                                    81,464
       13,600 THAI STANLEY ELECTRIC PCL                                                                             74,312
        5,300 TOKAI RIKA COMPANY LIMITED                                                                            82,519
        6,500 TOKAI RUBBER INDUSTRIES INCORPORATED                                                                  67,236
       88,000 TONG YANG INDUSTRY                                                                                   138,728
        4,200 TOPRE CORPORATION                                                                                     29,696
       19,000 TOYO TIRE & RUBBER COMPANY LIMITED                                                                    38,222
        7,400 TOYODA GOSEI COMPANY LIMITED                                                                         151,330
        4,400 TOYOTA AUTO BODY COMPANY LIMITED                                                                      66,149
        8,900 TOYOTA BOSHOKU CORPORATION                                                                           129,458
       23,200 TOYOTA INDUSTRIES CORPORATION                                                                        582,969
       47,499 TRW AUTOMOTIVE HOLDINGS CORPORATION+<<                                                             1,651,065
        5,000 TS TECH COMPANY LIMITED                                                                               72,253
       46,800 UMW HOLDINGS BHD                                                                                      98,427
        1,200 UNIPRES CORPORATION                                                                                   18,584
        2,677 VALEO SA                                                                                              93,428
      212,000 XINYI GLASS HOLDING COMPANY LIMITED                                                                  109,015
    1,551,500 YARNAPUND PCL+                                                                                        23,797
       27,000 YOKOHAMA RUBBER COMPANY LIMITED                                                                      124,057
                                                                                                                25,503,461
                                                                                                            --------------
AUTOMOBILES: 0.98%
      322,114 TOYOTA MOTOR CORPORATION                                                                          10,965,909
       10,417 BAJAJ AUTO                                                                                           604,946
       18,723 BAYERISCHE MOTOREN WERKE AG                                                                          988,574
       74,500 BYD COMPNAY LIMITED                                                                                  429,066
       67,150 CHINA MOTOR COMPANY LIMITED                                                                           39,933
           24 CHONGQING CHANGCHUN AUTOMOBILE CLASS B+                                                                   20
       28,000 DAIHATSU MOTOR COMPANY LIMITED                                                                       353,625
       51,919 DAIMLER AG                                                                                         2,523,872
      342,000 DONGFENG MOTOR GROUP COMPANY LIMITED                                                                 531,108
       40,665 FIAT SPA                                                                                             476,420
        3,220 FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                             24,402
        1,733 FLEETWOOD CORPORATION LIMITED                                                                         15,434
        8,512 FORD OTOMOTIV SANAYI AS                                                                               65,218
       70,000 FUJI HEAVY INDUSTRIES LIMITED                                                                        393,287
      530,000 GEELY AUTOMOBILE HOLDINGS LIMITED                                                                    173,743
        3,188 GHABBOUR AUTO                                                                                         21,154
      265,454 GUANGZHOU AUTOMOBILE GROUP                                                                           311,225
      117,400 HARLEY-DAVIDSON INCORPORATED<<                                                                     2,855,168
       12,559 HERO HONDA MOTORS LIMITED                                                                            478,318
      195,200 HONDA MOTOR COMPANY LIMITED                                                                        6,457,098
           25 HONDA MOTOR COMPANY LIMITED ADR                                                                          823
       17,881 HYUNDAI MOTOR COMPANY LIMITED                                                                      2,110,402
      131,000 ISUZU MOTORS LIMITED                                                                                 435,055
       26,830 KIA MOTORS CORPORATION                                                                               689,269
       20,144 MAHINDRA & MAHINDRA GDR                                                                              271,743
       35,702 MAHINDRA & MAHINDRA LIMITED                                                                          475,647
       15,759 MARUTI SUZUKI INDIA LIMITED                                                                          421,279
      168,000 MAZDA MOTOR CORPORATION                                                                              375,955

                   110 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AUTOMOBILES (continued)
      415,000 MITSUBISHI MOTORS CORPORATION+<<                                                              $      528,568
      242,400 NISSAN MOTOR COMPANY LIMITED                                                                       1,852,408
       28,320 ORIENTAL HOLDINGS BHD                                                                                 46,476
        9,102 PEUGEOT SA                                                                                           239,110
       12,700 PROTON HOLDINGS BHD                                                                                   18,535
      260,294 PT ASTRA INTERNATIONAL INCORPORATED                                                                1,371,333
       11,146 RENAULT SA                                                                                           452,840
       46,400 SUZUKI MOTOR CORPORATION                                                                             920,157
       87,300 TAN CHONG MOTOR HOLDINGS BHD                                                                         132,140
       46,104 THOR INDUSTRIES INCORPORATED                                                                       1,076,067
       12,763 TOFAS TURK OTOMOBIL FABRIKASI AS+                                                                     52,237
        2,854 VOLKSWAGEN AG                                                                                        259,501
       29,600 YAMAHA MOTOR COMPANY LIMITED                                                                         397,791
      158,929 YUE LOONG MOTOR                                                                                      231,691
                                                                                                                40,067,547
                                                                                                            --------------
DISTRIBUTORS: 0.17%
        6,400 CANON MARKETING JAPAN INCORPORATED                                                                    82,124
           83 D'IETEREN SA                                                                                          39,012
       80,379 GENUINE PARTS COMPANY                                                                              3,370,291
       23,572 IMPERIAL HOLDING LIMITED                                                                             326,332
       20,586 INCHCAPE PLC                                                                                          80,824
        9,000 INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                        26,148
        8,439 JARDINE CYCLE & CARRIAGE LIMITED                                                                     202,461
      258,000 LI & FUNG LIMITED                                                                                  1,306,791
       74,113 LKQ CORPORATION+<<                                                                                 1,378,502
       88,865 PACIFIC BRANDS LIMITED                                                                                82,621
          432 UNI-SELECT INCORPORATED                                                                               10,513
        2,000 YOKOHAMA REITO COMPANY                                                                                14,403
                                                                                                                 6,920,022
                                                                                                            --------------
DIVERSIFIED CONSUMER SERVICES: 0.36%
       19,750 APOLLO GROUP INCORPORATED CLASS A+                                                                   838,980
       10,600 BENESSE CORPORATION                                                                                  477,574
       32,835 DEVRY INCORPORATED<<                                                                               1,251,342
        5,295 EDUCOMP SOLUTIONS LIMITED                                                                             61,404
      166,011 H & R BLOCK INCORPORATED                                                                           2,133,241
       95,400 HILLENBRAND INCORPORATED                                                                           1,815,462
       10,697 INVOCARE LIMITED                                                                                      61,005
       18,311 ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                             975,244
       38,834 MATTHEWS INTERNATIONAL CORPORATION                                                                 1,222,883
       18,757 NAVITAS LIMITED                                                                                       74,095
      165,531 RAFFLES EDUCATION CORPORATION LIMITED                                                                 32,972
       88,939 REGIS CORPORATION<<                                                                                1,491,507
      396,843 SERVICE CORPORATION INTERNATIONAL US                                                               3,051,723
        7,430 STRAYER EDUCATION INCORPORATED<<                                                                   1,075,715
                                                                                                                14,563,147
                                                                                                            --------------
HOTELS, RESTAURANTS & LEISURE: 1.50%
       83,500 A-MAX HOLDINGS LIMITED+                                                                                  827
        7,625 ACCOR SA                                                                                             233,936
           85 ACCORDIA GOLF COMPANY LIMITED                                                                         83,776
       41,200 AJISEN CHINA HOLDINGS LIMITED                                                                         61,757

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOTELS, RESTAURANTS & LEISURE (continued)
       70,903 ARISTOCRAT LEISURE LIMITED                                                                    $      234,667
        5,082 AUTOGRILL SPA                                                                                         58,606
       71,807 BALLY TECHNOLOGIES INCORPORATED+<<                                                                 2,258,330
       13,000 BANYAN TREE HOLDINGS LIMITED+                                                                          8,152
       52,600 BERJAYA LAND BHD+                                                                                     72,912
       78,950 BERJAYA SPORTS TOTO BHD                                                                              104,155
       46,635 BOB EVANS FARMS INCORPORATED                                                                       1,191,524
       88,331 BOYD GAMING CORPORATION+<<                                                                           613,017
      157,593 BRINKER INTERNATIONAL INCORPORATED<<                                                               2,482,090
       48,742 BURGER KING HOLDINGS INCORPORATED                                                                    801,806
        1,453 BWIN INTERACTIVE ENTERTAINMENT AG                                                                     69,445
       18,000 CAFE DE CORAL HOLDINGS LIMITED                                                                        46,974
        8,839 CARNIVAL PLC                                                                                         286,979
       28,040 CEC ENTERTAINMENT INCORPORATED+                                                                      879,615
       16,775 CHIPOTLE MEXICAN GRILL INCORPORATED+                                                               2,530,173
      109,465 COMPASS GROUP PLC                                                                                    895,645
       47,891 CROWN LIMITED                                                                                        352,800
        5,200 DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                              68,892
       16,982 EGYPTIAN FOR TOURISM RESORTS+                                                                          5,477
       33,373 EIH LIMITED                                                                                           99,466
       26,791 ENTERPRISE INNS PLC                                                                                   36,157
        6,238 FLIGHT CENTRE LIMITED                                                                                109,001
       12,282 FORMOSA INTERNATIONAL HOTELS CORPORATION                                                             197,070
        2,000 FUJITA KANKO INCORPORATED                                                                              9,261
      103,000 GALAXY ENTERTAINMENT GROUP LIMITED+                                                                   79,447
       44,786 GAYLORD ENTERTAINMENT COMPANY+<<                                                                   1,171,602
      292,400 GENTING BHD                                                                                          880,512
      151,000 GENTING HONG KONG LIMITED+                                                                            42,124
      500,320 GENTING INTERNATIONAL PLC+                                                                           623,785
        1,414 GREAT CANADIAN GAMING CORPORATION+                                                                     9,362
       10,307 GREENE KING PLC                                                                                       65,284
        1,200 H.I.S COMPANY LIMITED                                                                                 25,626
       63,657 HONG KONG & SHANGHAI HOTELS LIMITED                                                                  107,694
        6,000 HOTEL PROPERTIES LIMITED                                                                              12,394
       47,686 HYATT HOTELS CORPORATION CLASS A+                                                                  1,795,855
        1,450 IMPERIAL HOTEL LIMITED                                                                                33,622
       66,498 INDIAN HOTELS COMPANY LIMITED                                                                        145,464
       17,677 INTERCONTINENTAL HOTELS GROUP PLC                                                                    266,224
      149,739 INTERNATIONAL GAME TECHNOLOGY                                                                      2,186,189
       59,587 INTERVAL LEISURE GROUP INCORPORATED+                                                                 745,433
        4,444 INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES+                                                    17,458
        1,000 JACK IN THE BOX INCORPORATED+                                                                         20,180
       52,200 JOLLIBEE FOODS CORPORATION                                                                            89,762
       12,760 KANGWON LAND INCORPORATED+                                                                           233,616
        2,100 KAPPA CREATE COMPANY LIMITED                                                                          42,995
        2,100 KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                46,220
        5,400 KFC HOLDINGS MALAYSIA BHD                                                                             18,584
        3,500 KISOJI COMPANY LIMITED                                                                                76,074
           74 KUONI REISEN HOLDING+                                                                                 26,167
       49,263 LADBROKERS PLC                                                                                        98,973
       54,476 LIFE TIME FITNESS INCORPORATED+<<                                                                  1,850,550
        2,636 LOTTOMATICA SPA                                                                                       35,910
       33,800 MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                        1,081,938
       27,687 MARSTON'S PLC                                                                                         39,575
      119,614 MCDONALD'S CORPORATION                                                                             8,738,999

                   112 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOTELS, RESTAURANTS & LEISURE (continued)
        6,600 MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                    $     157,517
       84,000 MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                               33,368
        5,836 MILLENNIUM & COPTHORNE HOTELS PLC                                                                     43,499
       95,700 MINOR INTERNATIONAL PCL ADR                                                                           36,390
       19,207 MITCHELLS & BUTLERS PLC                                                                               85,395
        4,500 MOS FOOD SERVICES INCORPORATED                                                                        80,776
        2,300 NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                        47,391
        1,600 OHSHO FOOD SERVICE CORPORATION                                                                        36,110
       10,037 OPAP SA                                                                                              151,997
        5,985 ORASCOM HOTELS & DEVELOPMENT(a)+(i)                                                                   21,354
        2,450 ORBIS SA                                                                                              29,136
      160,827 ORIENT EXPRESS HOTELS LIMITED CLASS A+<<                                                           1,389,545
        7,000 ORIENTAL LAND COMPANY LIMITED                                                                        620,759
           14 PACIFIC GOLF GROUP INTERNATIONAL                                                                       8,982
        2,235 PADDY POWER PLC                                                                                       77,577
       39,771 PANERA BREAD COMPANY+<<                                                                            3,179,294
       27,060 PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                              644,299
       14,431 PARTYGAMING PLC+<<                                                                                    57,986
       33,690 PENN NATIONAL GAMING INCORPORATED+                                                                   949,384
       28,115 PF CHANG'S CHINA BISTRO INCORPORATED<<                                                             1,203,603
       89,798 PINNACLE ENTERTAINMENT INCORPORATED+<<                                                               880,020
        2,000 PLENUS COMPANY LIMITED                                                                                31,020
       32,370 PUNCH TAVERNS PLC                                                                                     39,939
      346,915 RESORTS WORLD BHD                                                                                    333,854
        2,880 RESORTTRUST INCORPORATED                                                                              42,132
        5,909 RESTAURANT GROUP PLC                                                                                  21,849
      625,000 REXCAPITAL FINANCIAL HOLDINGS LIMITED                                                                 52,226
        1,200 ROUND ONE CORPORATION                                                                                  5,199
       67,772 ROYAL CARIBBEAN CRUISES LIMITED+                                                                   1,664,480
        1,300 ROYAL HOLDINGS COMPANY LIMITED                                                                        13,014
        2,000 SAIZERIYA COMPANY LIMITED                                                                             38,948
      297,523 SANDS CHINA LIMITED                                                                                  462,038
      168,000 SHANGRI-LA ASIA LIMITED                                                                              367,154
      156,000 SJM HOLDINGS LIMITED                                                                                 150,009
       46,040 SKY CITY ENTERTAINMENT GROUP LIMITED                                                                  92,138
        5,883 SODEXHO ALLIANCE SA                                                                                  338,058
       91,453 SONIC CORPORATION+                                                                                   701,445
          300 ST. MARC HOLDINGS COMPANY LIMITED                                                                     11,588
      108,470 STARBUCKS CORPORATION                                                                              2,493,725
       62,093 TABCORP HOLDINGS LIMITED                                                                             353,010
      160,556 TATTERSALL'S LIMITED                                                                                 341,404
       37,081 THOMAS COOK GROUP PLC                                                                                103,332
       10,944 TIM HORTONS INCORPORATED                                                                             387,943
       11,000 TOKYO DOME CORPORATION                                                                                27,366
       12,000 TOKYOTOKEIBA COMPANY LIMITED                                                                          16,998
        1,458 TRANSAT A.T. INCORPORATED CLASS A+                                                                    15,915
        6,630 TUI AG                                                                                                66,845
       24,735 TUI TRAVEL PLC                                                                                        76,363
       47,817 VAIL RESORTS INCORPORATED+<<                                                                       1,579,396
        3,900 WATAMI FOOD SERVICE COMPANY+                                                                          76,366
      166,508 WENDY'S ARBY'S GROUP INCORPORATED                                                                    647,716
        2,154 WETHERSPOON (J.D.) PLC                                                                                13,835
       12,320 WHITBREAD PLC                                                                                        263,768
       37,488 WILLIAM HILL PLC                                                                                      96,244
       77,504 WMS INDUSTRIES INCORPORATED+                                                                       2,738,991

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOTELS, RESTAURANTS & LEISURE (continued)
       90,073 WYNDHAM WORLDWIDE CORPORATION<<                                                                $   2,088,793
      138,000 WYNN MACAU LIMITED+                                                                                 238,079
       15,011 WYNN RESORTS LIMITED<<                                                                             1,210,037
           37 YOSHINOYA D&C COMPANY LIMITED                                                                         43,426
        7,800 ZENSHO COMPANY LIMITED                                                                                73,720
                                                                                                                61,452,873
                                                                                                            --------------
HOUSEHOLD DURABLES: 0.89%
        3,700 ALPINE ELECTRONICS INCORPORATED                                                                      42,281
       23,206 ARCELIK AS+                                                                                          110,176
        3,700 ARNEST ONE CORPORATION                                                                                37,392
       38,322 BARRATT DEVELOPMENTS PLC                                                                              56,451
        5,665 BELLWAY PLC                                                                                           45,439
       11,306 BERKELEY GROUP HOLDINGS PLC+                                                                         142,010
        2,759 BOVIS HOMES GROUP PLC                                                                                 14,937
       27,400 CASIO COMPUTER COMPANY LIMITED                                                                       181,993
        1,900 CHOFU SEISAKUSHO COMPANY LIMITED                                                                      42,790
        5,200 CLEANUP CORPORATION                                                                                   28,597
        2,000 CORONA CORPORATION                                                                                    19,688
        1,167 DOREL INDUSTRIES INCORPORATED CLASS B                                                                 38,304
      135,239 DR HORTON INCORPORATED<<                                                                           1,387,552
          800 EKORNES ASA                                                                                           18,074
       14,855 ELECTROLUX AB CLASS B                                                                                286,386
       76,700 FORTUNE BRANDS INCORPORATED                                                                        3,435,393
        2,400 FOSTER ELECTRIC COMPANY LIMITED                                                                       51,451
        6,000 FRANCE BED HOLDINGS COMPANY LIMITED                                                                    8,428
        2,100 FUNAI ELECTRIC COMPANY LIMITED                                                                        63,667
        6,509 GUD HOLDINGS LIMITED                                                                                  55,884
       91,526 HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+<<                                                    2,852,865
      150,000 HASEKO CORPORATION                                                                                   124,985
        5,000 HITACHI KOKI COMPANY LIMITED                                                                          42,852
            1 HUSQVARNA AB A SHARES A NPV                                                                                6
       18,839 HUSQVARNA AB B SHARES                                                                                118,286
       10,914 INVENTEC APPLIANCES CORPORATION                                                                        7,802
        2,686 JM AB                                                                                                 42,244
        3,500 JVC KENWOOD HOLDINGS INCORPORATED+                                                                     8,582
       72,246 LEGGETT & PLATT INCORPORATED                                                                       1,384,956
       10,363 LG ELECTRONICS INCORPORATED                                                                          833,258
       20,000 MATSUNICHI COMMUNICATION HOLDINGS LIMITED+                                                            11,621
      220,410 MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                     2,802,022
       45,980 MDC HOLDINGS INCORPORATED<<                                                                        1,223,988
       29,274 MOHAWK INDUSTRIES INCORPORATED+                                                                    1,297,131
      140,719 NEWELL RUBBERMAID INCORPORATED<<                                                                   2,113,599
          429 NEXITY SA                                                                                             13,154
        5,775 NOBIA AB                                                                                              30,080
        3,171 NVR INCORPORATED+<<                                                                                1,915,791
       12,000 PANAHOME CORPORATION                                                                                  71,991
       14,070 PERSIMMON PLC                                                                                         78,373
       27,300 PIONEER CORPORATION                                                                                   80,915
        3,458 REDROW PLC+                                                                                            5,675
        5,300 RINNAI CORPORATION                                                                                   316,700
       54,925 RYLAND GROUP INCORPORATED                                                                            884,842
        3,300 SANGETSU COMPANY LIMITED                                                                              70,470
      187,000 SANYO ELECTRIC COMPANY LIMITED+                                                                      304,952
        1,103 SEB SA                                                                                                81,071

                   114 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HOUSEHOLD DURABLES (continued)
       49,000 SEKISUI CHEMICAL COMPANY LIMITED                                                              $      287,549
       62,000 SEKISUI HOUSE LIMITED                                                                                537,269
      111,000 SHARP CORPORATION                                                                                  1,062,302
      132,000 SKYWORTH DIGITAL TECHNOLOGY COMPANY LIMITED                                                           68,556
      105,694 SONY CORPORATION                                                                                   2,979,210
       80,582 STANLEY BLACK & DECKER INCORPORATED                                                                4,322,418
      107,281 STEINHOFF INTERNATIONAL HOLDINGS LIMITED+                                                            273,476
       15,100 SUMITOMO FORESTING                                                                                   108,204
          900 TAKAMATSU CORPORATION                                                                                 11,152
      937,000 TATUNG COMPANY LIMITED+                                                                              156,781
      144,697 TAYLOR WOODROW PLC                                                                                    57,387
       89,000 TECHTRONIC INDUSTRIES COMPANY                                                                         77,344
        1,000 TOA CORPORATION                                                                                        4,999
        4,700 TOMTOM NV+<<                                                                                          25,117
       82,667 TUPPERWARE BRANDS CORPORATION<<                                                                    3,252,120
       58,903 TURK SISE VE CAM FABRIKALARI AS+                                                                      87,947
       16,162 VIDEOCON INDUSTRIES LIMITED+                                                                          88,128
      514,000 WELLING HOLDING LIMITED+                                                                              20,814
        6,350 WOONGJIN COWAY COMPANY LIMITED+                                                                      212,126
                                                                                                                36,418,003
                                                                                                            --------------
INTERNET & CATALOG RETAIL: 0.51%
       50,727 AMAZON.COM INCORPORATED+                                                                           6,332,251
        2,300 ASKUL CORPORATION                                                                                     43,120
        3,000 BELLUNA COMPANY LIMITED                                                                               14,784
       10,800 DENA COMPANY LIMITED                                                                                 323,704
       62,866 HOME RETAIL GROUP                                                                                    210,762
      284,628 LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                            3,002,825
        3,324 N BROWN GROUP PLC                                                                                     11,414
       23,923 NETFLIX INCORPORATED+<<                                                                            3,002,815
        2,200 NISSEN COMPANY LIMITED                                                                                 9,454
       25,153 PRICELINE.COM INCORPORATED+                                                                        7,331,596
          761 RAKUTEN INCORPORATED                                                                                 576,117
        1,800 SENSHUKAI COMPANY LIMITED                                                                             10,584
        9,113 WOTIF.COM HOLDINGS LIMITED                                                                            35,674
                                                                                                                20,905,100
                                                                                                            --------------
LEISURE EQUIPMENT & PRODUCTS: 0.34%
       86,000 ALTEK CORPORATION                                                                                    126,850
        6,650 AMER SPORTS OYJ                                                                                       69,440
        4,400 ARUZE CORPORATION                                                                                     86,418
       14,239 ASIA OPTICAL COMPANY INCORPORATED                                                                     20,136
        1,319 BENETEAU SA                                                                                           17,517
       93,845 CALLAWAY GOLF COMPANY<<                                                                              586,531
      395,202 EASTMAN KODAK COMPANY+<<                                                                           1,379,255
            7 FIELDS CORPORATION                                                                                     8,766
       35,200 GIANT MANUFACTURING COMPANY LIMITED                                                                  127,465
       65,875 HASBRO INCORPORATED                                                                                2,658,715
        4,900 HEIWA CORPORATION                                                                                     60,601
          600 MARS ENGINEERING CORPORATION                                                                          10,070
      182,295 MATTEL INCORPORATED<<                                                                              3,826,372
       17,000 MIZUNO CORPORATION                                                                                    76,289
       29,100 NAMCO BANDAI HOLDINGS INCORPORATED                                                                   276,417
        2,800 NIDEC COPAL ELECTRONICS CORPORATION                                                                   43,362
       40,000 NIKON CORPORATION                                                                                    665,159

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
LEISURE EQUIPMENT & PRODUCTS (continued)
       42,869 POLARIS INDUSTRIES INCORPORATED<<                                                             $    2,286,204
          800 ROLAND CORPORATION                                                                                     7,942
        6,500 SANKYO COMPANY LIMITED                                                                               328,830
       25,800 SEGA SAMMY HOLDINGS INCORPORATED                                                                     382,962
        8,400 SHIMANO INCORPORATED                                                                                 411,951
          600 TAMRON COMPANY LIMITED                                                                                10,827
        8,100 TOMY COMPANY LIMITED<<                                                                                62,478
       23,800 YAMAHA CORPORATION                                                                                   244,204
       14,000 YOUNG OPTICS INCORPORATED                                                                             75,170
                                                                                                                13,849,931
                                                                                                            --------------
MEDIA: 2.00%
       38,611 AEGIS GROUP PLC                                                                                       66,677
        5,097 AGORA SA+                                                                                             40,244
        8,316 AMALGAMATED HOLDINGS+                                                                                 43,209
        1,425 ANTENA 3 DE TELEVISION SA                                                                              9,661
       36,497 APN NEWS & MEDIA LIMITED                                                                              61,371
        1,753 ARNOLDO MONDADORI EDITORE SPA                                                                          4,959
        3,400 ASATSU-DK INCORPORATED                                                                                71,675
        2,449 ASTRAL MEDIA INCORPORATED                                                                             83,161
       57,954 AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                 47,437
        4,600 AVEX GROUP HOLDINGS INCORPORATED                                                                      66,856
          307 AXEL SPRINGER AG                                                                                      35,792
      121,700 BEC WORLD PCL                                                                                        123,469
       59,576 BRITISH SKY BROADCASTING PLC                                                                         646,434
      133,279 CABLEVISION SYSTEMS CORPORATION                                                                    3,343,970
      315,129 CBS CORPORATION CLASS B                                                                            4,355,083
            1 CITADEL BROADCASTING CORPORATION(a)+                                                                       0
        1,258 COGECO CABLE INCORPORATED                                                                             42,258
        3,691 CORUS ENTERTAINMENT INCORPORATED CLASS B                                                              67,392
           48 CYBERAGENT INCORPORATED                                                                               76,962
        6,541 CYFROWY POLSAT SA                                                                                     29,331
        4,900 DAIICHIKOSHO COMPANY LIMITED                                                                          75,299
       14,021 DAILY MAIL & GENERAL TRUST CLASS A NV                                                                 97,130
       21,200 DENTSU INCORPORATED                                                                                  483,252
      129,456 DIRECTV+                                                                                           4,908,972
       71,042 DISCOVERY COMMUNICATIONS INCORPORATED+<<                                                           2,681,836
       74,251 DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                     2,509,684
       84,286 DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+<<                                                   2,497,394
        8,400 ENIRO AB                                                                                              10,682
        3,000 ESUN HOLDINGS LIMITED+                                                                                   397
        4,971 EUTELSAT COMMUNICATIONS                                                                              178,717
      239,880 FAIRFAX MEDIA LIMITED<<                                                                              307,327
           61 FUJI TELEVISION NETWORK INCORPORATED                                                                  82,703
      115,118 GANNETT COMPANY INCORPORATED<<                                                                     1,391,777
        5,315 GESTEVISION TELECINCO SA                                                                              53,816
          353 GFK SE+                                                                                               13,420
        9,321 GROUPE AEROPLAN INCORPORATED                                                                          99,123
      379,802 GRUPO TELEVISA SA                                                                                  1,405,619
        2,960 HAKUHODO DY HOLDINGS INCORPORATED                                                                    138,293
       14,292 HAVAS SA                                                                                              65,564
        1,224 HOT TELECOMMUNICATION SYSTEM LIMITED                                                                  12,179
       42,987 INFORMA PLC                                                                                          252,896
      245,183 INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                       2,091,411
        1,280 IPSOS                                                                                                 47,641

                   116 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MEDIA (continued)
      189,797 ITV PLC                                                                                       $      163,006
        5,375 JC DECAUX SA                                                                                         128,430
       64,145 JOHN WILEY & SONS INCORPORATED                                                                     2,282,921
          218 JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                           232,246
        3,300 KADOKAWA GROUP HOLDINGS INCORPORATED                                                                  73,338
        5,647 LAGARDERE SCA                                                                                        203,414
       74,497 LAMAR ADVERTISING COMPANY+<<                                                                       1,952,566
       64,246 LIBERTY GLOBAL INCORPORATED+<<                                                                     1,769,335
       64,980 LIBERTY GLOBAL INCORPORATED SERIES A+<<                                                            1,788,250
       48,658 LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+<<                                              2,193,503
      222,511 LIVE NATION INCORPORATED+                                                                          1,922,495
        2,718 M6 METROPOLE TELEVISION                                                                               56,677
       81,526 MADISON SQUARE GARDEN INCORPORATED CLASS A+                                                        1,596,687
       33,700 MCGRAW-HILL COMPANIES INCORPORATED                                                                   931,805
       43,712 MEDIASET SPA                                                                                         270,877
       55,917 MEREDITH CORPORATION<<                                                                             1,636,131
        2,310 MODERN TIMES GROUP MTG B SHARES                                                                      132,852
       10,976 MORNINGSTAR INCORPORATED+                                                                            443,979
       35,830 NASPERS LIMITED                                                                                    1,446,706
      145,268 NEW YORK TIMES COMPANY CLASS A+                                                                    1,043,024
      201,096 NEWS CORPORATION CLASS A                                                                           2,527,777
       45,186 NEWS CORPORATION CLASS B                                                                             637,123
          500 NIPPON TELEVISION NETWORK CORPORATION                                                                 66,302
        5,117 PAGESJAUNES SA                                                                                        48,627
       47,100 PEARSON PLC                                                                                          702,485
       17,170 PREMIERE AG+                                                                                          21,171
        7,553 PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA
              SGPS SA                                                                                               30,438
        7,519 PUBLICIS GROUPE                                                                                      314,915
       41,433 PUBLISHING & BROADCASTING LIMITED                                                                    120,173
        2,241 QUEBECOR INCORPORATED                                                                                 68,427
       42,557 REED ELSEVIER NV                                                                                     509,804
       72,594 REED ELSEVIER PLC                                                                                    583,389
      121,981 REGAL ENTERTAINMENT GROUP CLASS A                                                                  1,501,586
        6,926 RIGHTMOVE PLC                                                                                         68,725
          543 RTL GROUP                                                                                             42,904
        4,610 SANOMAWSOY OYJ                                                                                        85,294
        3,560 SCHIBSTED ASA                                                                                         81,277
       41,617 SCHOLASTIC CORPORATION<<                                                                             975,086
       47,201 SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                          1,896,536
          259 SEAT PAGINE GIALLE SPA+                                                                                   44
       17,382 SES FDR                                                                                              399,025
       21,200 SHAW COMMUNICATIONS INCORPORATED CLASS B<<                                                           434,795
       12,000 SHOCHIKU COMPANY LIMITED                                                                              81,847
      182,000 SINGAPORE PRESS HOLDINGS LIMITED                                                                     547,813
       17,723 SKY NETWORK TELEVISION LIMITED                                                                        62,656
           92 SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                32,393
        5,679 SOCIETE TELEVISION FRANCAISE 1                                                                        84,166
       33,600 STAR PUBLICATIONS LIMITED                                                                             38,117
       10,107 SUN TV NETWORK LIMITED                                                                               102,638
        4,271 TECHNICOLOR REGR                                                                                      20,648
       28,000 TELEVISION BROADCASTS LIMITED                                                                        139,303
        3,543 TELUS CORPORATION(a)                                                                                 146,192
       63,863 TEN NETWORK HOLDINGS LIMITED                                                                          77,842
            7 THOMSON(a)                                                                                                 4
       21,352 THOMSON CORPORATION                                                                                  741,468
       39,041 TIME WARNER CABLE INCORPORATED                                                                     2,014,906

                   Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MEDIA (continued)
      126,873 TIME WARNER INCORPORATED                                                                      $    3,803,653
        5,000 TOEI COMPANY LIMITED                                                                                  21,962
       18,300 TOHO COMPANY LIMITED TOKYO                                                                           297,122
        2,200 TOKYO BROADCASTING SYSTEM INCORPORATED                                                                27,261
        1,036 TORSTAR CORPORATION                                                                                    9,230
            9 TV ASAHI CORPORATION                                                                                  11,977
       16,466 TVN SA PLN                                                                                            89,521
       11,367 UNITED BUSINESS MEDIA LIMITED                                                                         96,230
       61,496 VIACOM INCORPORATED CLASS B                                                                        1,932,204
       71,101 VIVENDI SA                                                                                         1,658,792
       79,667 VODACOM GROUP PROPRIETARY LIMITED                                                                    666,394
      199,608 WALT DISNEY COMPANY                                                                                6,505,225
        2,926 WASHINGTON POST COMPANY CLASS B<<                                                                  1,054,033
       17,103 WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED<<                                                         102,712
       16,030 WOLTERS KLUWER NV                                                                                    299,226
       73,114 WPP PLC                                                                                              724,368
       98,003 YELL GROUP PLC+                                                                                       21,734
       10,131 YELLOW PAGES INCOME FUND                                                                              49,023
       34,653 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                211,535
        5,000 ZENRIN COMPANY LIMITED                                                                                52,672
                                                                                                                81,730,085
                                                                                                            --------------
MULTILINE RETAIL: 0.79%
       68,621 99 CENTS ONLY STORES+<<                                                                            1,200,868
        9,700 AEON COMPANY M BHD                                                                                    16,073
      107,048 BIG LOTS INCORPORATED+<<                                                                           3,346,320
        3,800 CANADIAN TIRE CORPORATION LIMITED                                                                    197,100
       67,904 DAVID JONES LIMITED                                                                                  297,842
       63,852 DEBENHAMS PLC                                                                                         56,553
       85,290 DILLARD'S INCORPORATED<<                                                                           1,865,292
       70,191 DOLLAR TREE INCORPORATED+                                                                          3,181,758
        2,958 DOLLARAMA INCORPORATED                                                                                70,181
        4,200 DON QUIJOTE COMPANY LIMITED                                                                          102,538
      101,749 FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                        100,688
        1,100 FUJI COMPANY LIMITED                                                                                  21,042
       51,000 GOLDEN EAGLE RETAIL GROUP LIMITED                                                                    134,405
        9,000 HANKYU DEPARTMENT STORES                                                                              54,101
       77,749 HARVEY NORMAN HOLDINGS LIMITED                                                                       238,648
        1,916 HYUNDAI DEPARTMENT STORE COMPANY LIMITED+                                                            191,776
      102,000 INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                        125,226
       45,000 ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                   474,051
        7,200 IZUMI COMPANY LIMITED                                                                                 88,875
       46,800 J FRONT RETAILING COMPANY LIMITED                                                                    225,059
      104,600 JCPENNEY COMPANY INCORPORATED                                                                      2,092,000
       41,891 KOHL'S CORPORATION+                                                                                1,968,039
       60,500 LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                             130,975
        1,568 LOTTE SHOPPING COMPANY LIMITED+                                                                      508,106
      211,673 MACY'S INCORPORATED                                                                                4,114,923
       89,125 MARKS & SPENCER GROUP PLC                                                                            473,072
       27,200 MARUI COMPANY LIMITED                                                                                182,607
        4,900 MATSUYA COMPANY LIMITED<<                                                                             35,112
      136,000 METRO HOLDINGS LIMITED                                                                                76,252
       55,082 MYER HOLDINGS LIMITED                                                                                180,344
       14,000 NEW WORLD DEPARTMENT STORE CHINA LIMITED                                                              12,130
       10,004 NEXT PLC                                                                                             303,784
       10,098 PANTALOON RETAIL INDIA LIMITED+                                                                       97,234

                   118 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MULTILINE RETAIL (continued)
        3,200 PARCO COMPANY LIMITED                                                                         $       24,607
       56,238 PARKSON HOLDINGS BHD                                                                                  98,564
      171,000 PARKSON RETAIL GROUP LIMITED                                                                         284,020
        4,364 PINAULT-PRINTEMPTS-REDOUTE SA                                                                        568,236
      188,400 ROBINSON DEPARTMENT STORE PCL                                                                        134,851
        2,500 RYOHIN KEIKAKU COMPANY LIMITED                                                                        87,430
      144,347 SACI FALABELLA+                                                                                    1,204,589
      211,601 SAKS INCORPORATED+<<                                                                               1,669,532
          655 SEARS CANADA INCORPORATED                                                                             14,005
        7,101 SEARS HOLDINGS CORPORATION+<<                                                                        439,552
        1,375 STOCKMANN OYJ ABP                                                                                     43,631
       36,000 TAKASHIMAYA COMPANY LIMITED                                                                          272,539
       97,100 TARGET CORPORATION                                                                                 4,967,636
        2,400 THE DAIEI INCORPORATED                                                                                 9,713
       10,254 WAREHOUSE GROUP LIMITED                                                                               25,311
       83,120 WOOLWORTHS HOLDINGS LIMITED                                                                          277,255
                                                                                                                32,284,445
                                                                                                            --------------
SPECIALTY RETAIL: 1.85%
       91,939 AARON RENTS INCORPORATED<<                                                                         1,497,686
        2,900 ABC-MART INCORPORATED                                                                                 87,059
       46,577 ADVANCE AUTO PARTS INCORPORATED                                                                    2,537,049
      124,368 AEROPOSTALE INCORPORATED+<<                                                                        2,649,038
          700 ALPEN COMPANY LIMITED                                                                                 11,032
       94,206 AMERICAN EAGLE OUTFITTERS INCORPORATED                                                             1,190,764
        3,300 AOKI HOLDINGS INCORPORATED                                                                            40,852
        7,000 AOYAMA TRADING COMPANY LIMITED                                                                        96,405
        2,500 AUTOBACS SEVEN COMPANY LIMITED                                                                        93,590
       35,454 AUTONATION INCORPORATED+<<                                                                           800,551
       15,400 AUTOZONE INCORPORATED+                                                                             3,230,612
       58,717 BARNES & NOBLE INCORPORATED<<                                                                        888,975
       46,900 BED BATH & BEYOND INCORPORATED+                                                                    1,686,993
      446,000 BELLE INTERNATIONAL HOLDINGS LIMITED                                                                 778,619
        8,000 BEST DENKI COMPANY LIMITED                                                                            18,760
        2,534 CARPETRIGHT PLC                                                                                       28,156
       41,771 CATO CORPORATION                                                                                     958,644
      273,453 CHICO'S FAS INCORPORATED                                                                           2,255,987
        2,000 CHIYODA COMPANY LIMITED                                                                               22,735
       24,000 CHOW SANG SANG HOLDINGS INTERNATIONAL LIMITED                                                         45,910
       15,200 CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                              66,583
       13,300 DCM JAPAN HOLDINGS COMPANY LIMITED                                                                    62,693
        1,187 DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                      12,947
      118,045 DICK'S SPORTING GOODS INCORPORATED+                                                                2,888,561
       36,000 DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                23,603
        1,280 DOUGLAS HOLDING AG                                                                                    54,924
       91,472 DRESS BARN INCORPORATED+<<                                                                         1,907,191
      172,361 DSG INTERNATIONAL PLC                                                                                 63,733
        9,700 EDION CORPORATION                                                                                     66,853
      124,286 ESPRIT HOLDINGS LIMITED                                                                              696,625
        8,000 FAST RETAILING COMPANY LIMITED                                                                     1,102,726
          331 FIELMANN AG                                                                                           27,290
       78,132 FOOT LOCKER INCORPORATED                                                                             917,270
        1,820 FOURLIS HOLDINGS SA                                                                                   14,346
        9,019 GAME GROUP PLC                                                                                         9,164
       50,800 GAP INCORPORATED                                                                                     858,012

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SPECIALTY RETAIL (continued)
           22 GEO COMPANY LIMITED                                                                           $       25,847
      338,000 GIORDANO INTERNATIONAL LIMITED                                                                       190,319
    1,024,000 GOME ELECTRICAL APPLIANCES                                                                           310,672
        4,139 GRUPO ELEKTRA SA DE CV+                                                                              131,861
       29,823 GUESS? INCORPORATED<<                                                                                963,581
          560 GULLIVER INTERNATIONAL COMPANY LIMITED                                                                21,797
       10,381 HALFORDS GROUP                                                                                        77,025
       56,702 HENNES & MAURITZ AB CLASS B                                                                        1,854,894
        2,700 HIKARI TSUSHIN INCORPORATED                                                                           47,694
        6,422 HMV GROUP PLC                                                                                          5,860
      188,230 HOME DEPOT INCORPORATED                                                                            5,234,676
       49,000 HOTAI MOTOR COMPANY LIMITED                                                                          134,454
       12,347 INDUSTRIA DE DISENO TEXTIL SA                                                                        823,801
      172,900 IT CITY PUBLIC COMPANY LIMITED                                                                        47,514
       68,832 J.CREW GROUP INCORPORATED+<<                                                                       2,098,688
       10,762 JB HI-FI LIMITED<<                                                                                   199,351
        5,000 JOSHIN DENKI COMPANY LIMITED                                                                          46,780
        3,484 JUMBO SA                                                                                              22,252
        5,600 K'S HOLDINGS CORPORATION+                                                                            120,986
        2,000 KEIYO COMPANY LIMITED<<                                                                               10,689
       21,336 KESA ELECTRICALS PLC                                                                                  43,586
      129,357 KINGFISHER PLC                                                                                       405,704
        2,600 KOMERI COMPANY LIMITED                                                                                59,824
      138,700 LIMITED BRANDS                                                                                     3,273,320
      159,900 LOWE'S COMPANIES INCORPORATED                                                                      3,245,970
       26,000 LUK FOOK HOLDINGS INTERNATIONAL LIMITED                                                               50,605
       70,226 MEN'S WEARHOUSE INCORPORATED<<                                                                     1,353,957
        1,400 NAFCO COMPANY LIMITED                                                                                 22,297
       11,076 NEW CARPHONE WAREHOUSE                                                                                36,946
        8,400 NISHIMATSUYA CHAIN COMPANY LIMITED                                                                    72,991
        4,450 NITORI COMPANY LIMITED                                                                               387,740
       72,496 O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                3,426,886
      424,800 OFFICE DEPOT INCORPORATED+<<                                                                       1,448,568
      127,622 OFFICEMAX INCORPORATED+<<                                                                          1,243,038
        3,500 PARIS MIKI INCORPORATED+                                                                              27,872
        1,450 POINT INCORPORATED                                                                                    67,831
        3,061 PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                               23,585
        6,871 PREMIER INVESTMENTS LIMITED+                                                                          40,041
       61,208 RADIOSHACK CORPORATION                                                                             1,131,124
        2,386 REITMAN'S CANADA LIMITED CLASS A                                                                      42,043
      102,829 RENT-A-CENTER INCORPORATED                                                                         2,064,806
        1,000 RIGHT ON COMPANY LIMITED                                                                               5,809
        6,259 RONA INCORPORATED+                                                                                    74,250
       64,878 ROSS STORES INCORPORATED                                                                           3,219,895
       14,000 SA SA INTERNATIONAL HOLDINGS LIMITED                                                                   9,611
      143,070 SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                              1,234,694
        4,800 SANRIO COMPANY LIMITED                                                                                80,676
        4,800 SHIMACHU COMPANY LIMITED                                                                              94,389
        3,300 SHIMANURA COMPANY LIMITED                                                                            300,500
        1,261 SIGNET JEWELERS LIMITED+                                                                              33,341
        4,458 SUPER CHEAP AUTO GROUP LIMITED                                                                        23,123
       39,428 THE GYMBOREE CORPORATION+<<                                                                        1,483,676
       59,500 TJX COMPANIES INCORPORATED                                                                         2,361,555
       47,845 TRACTOR SUPPLY COMPANY                                                                             3,252,503
       47,439 TRUWORTHS INTERNATIONAL LIMITED                                                                      376,617

                   120 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SPECIALTY RETAIL (continued)
        1,900 UNITED ARROWS LIMITED                                                                         $       26,303
       70,681 URBAN OUTFITTERS INCORPORATED+<<                                                                   2,143,048
        2,490 USS COMPANY LIMITED                                                                                  183,764
           55 VALORA HOLDING AG                                                                                     14,789
        7,923 WH SMITH PUBLIC LIMITED CORPORATION                                                                   49,528
       55,566 WILLIAMS-SONOMA INCORPORATED<<                                                                     1,442,493
        1,800 XEBIO COMPANY LIMITED                                                                                 32,696
       10,040 YAMADA DENKI COMPANY LIMITED                                                                         625,035
                                                                                                                75,597,708
                                                                                                            --------------
TEXTILES, APPAREL & LUXURY GOODS: 1.00%
       12,185 ADIDAS-SALOMON AG                                                                                    620,206
       95,000 ANTA SPORTS PRODUCTS LIMITED                                                                         194,671
       19,000 ASICS CORPORATION                                                                                    178,443
        8,000 ATSUGI COMPANY LIMITED                                                                                 9,523
        1,225 BENETTON GROUP SPA                                                                                     8,282
       21,069 BILLABONG INTERNATIONAL LIMITED                                                                      141,713
      218,000 BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                               70,903
        7,742 BULGARI SPA<<                                                                                         57,198
       25,206 BURBERRY GROUP PLC                                                                                   328,586
       78,424 CARTER'S INCORPORATED+                                                                             1,751,992
      272,000 CHINA DONGXIANG GROUP COMPANY                                                                        143,365
       37,000 CHINA HONGXING SPORTS LIMITED                                                                          4,504
        3,350 CHRISTIAN DIOR SA                                                                                    338,859
       43,286 COACH INCORPORATED                                                                                 1,551,370
       30,403 COMPAGNIE FINANCIERE RICHEMONT SA                                                                  1,181,682
        1,200 DAIDOH LIMITED                                                                                        10,056
       12,000 DAIWABO COMPANY LIMITED                                                                               24,997
       50,891 DECKERS OUTDOOR CORPORATION+<<                                                                     2,212,232
        3,000 DESCENTE LIMITED                                                                                      18,105
       20,000 FIBRECHEM TECHNOLOGIES LIMITED(a)+                                                                         0
      111,000 FORMOSA TAFFETA COMPANY LIMITED                                                                       82,988
       62,295 FOSSIL INCORPORATED+                                                                               2,958,390
          950 GEOX SPA                                                                                               4,472
        5,637 GILDAN ACTIVEWEAR INCORPORATED+                                                                      154,623
       19,000 GUNZE LIMITED                                                                                         62,421
      146,039 HANESBRANDS INCORPORATED+                                                                          3,496,174
        3,269 HERMES INTERNATIONAL                                                                                 592,398
      165,900 INDORAMA VENTURES FOREIGN                                                                            135,180
       15,488 JAYBHARAT TEXTILES & REAL ESTATE LIMITED                                                              87,581
      135,800 JONES APPAREL GROUP INCORPORATED<<                                                                 2,088,604
       19,000 KURABO INDUSTRIES LIMITED                                                                             29,854
       79,500 LI NING COMPANY LIMITED                                                                              256,015
          126 LPP SA                                                                                                70,975
       10,398 LUXOTTICA GROUP SPA                                                                                  240,346
       14,933 LVMH MOET HENNESSY LOUIS VUITTON SA                                                                1,736,642
          750 NG2 SA                                                                                                13,042
       40,300 NIKE INCORPORATED CLASS B                                                                          2,821,000
       17,000 NISSHINBO INDUSTRIES INCORPORATED                                                                    160,874
       14,000 ONWARD KASHIYAMA COMPANY LIMITED                                                                     100,488
       29,609 PHILLIPS-VAN HEUSEN CORPORATION                                                                    1,352,539
       34,893 POLO RALPH LAUREN CORPORATION                                                                      2,642,796
       33,000 PORTS DESIGN LIMITED                                                                                  80,519
      390,600 POU CHEN CORPORATION                                                                                 315,197
       88,000 PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                             90,616

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
TEXTILES, APPAREL & LUXURY GOODS (continued)
          229 PUMA AG RUDOLF DASSLER SPORT                                                                  $       62,161
       81,618 RUENTEX INDUSTRIES LIMITED                                                                           241,027
        5,000 SANYO SHOKAI LIMITED                                                                                  20,117
       12,000 SEIKO HOLDINGS CORPORATION CLASS C                                                                    34,424
        2,100 SEIREN COMPANY LIMITED                                                                                12,349
       38,000 SHENZHOU INTERNATIONAL GROUP HOLDINGS LIMITED                                                         43,771
       19,500 STELLA INTERNATIONAL                                                                                  36,449
        2,102 SWATCH GROUP AG                                                                                      124,433
        1,659 SWATCH GROUP AG CLASS B                                                                              534,017
      332,520 TAINAN SPINNING COMPANY LIMITED                                                                      151,551
       64,000 TEXWINCA HOLDINGS LIMITED                                                                             63,270
       13,000 THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                98,417
       68,087 TIMBERLAND COMPANY+                                                                                1,094,158
        2,574 TITAN INDUSTRIES LIMITED                                                                             160,415
          207 TOD'S SPA                                                                                             16,104
       11,000 TOKYO STYLE COMPANY LIMITED                                                                           79,610
       81,000 TOYOBO COMPANY LIMITED                                                                               124,378
       46,194 UNDER ARMOUR INCORPORATED+<<                                                                       1,656,979
       17,000 UNITIKA                                                                                               13,558
       46,229 VF CORPORATION                                                                                     3,264,692
       14,000 WACOAL CORPORATION                                                                                   190,644
       58,625 WARNACO GROUP INCORPORATED+<<                                                                      2,455,215
       65,438 WOLVERINE WORLD WIDE INCORPORATED                                                                  1,653,618
      154,500 XTEP INTERNATIONAL HOLDINGS                                                                          118,972
       61,500 YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                 201,607
                                                                                                                40,872,357
                                                                                                            --------------
CONSUMER STAPLES: 7.23%
BEVERAGES: 1.44%
       23,881 ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                            320,592
        6,960 ANHEUSER-BUSCH INBEV NV+                                                                                  26
       49,700 ASAHI BREWERIES LIMITED                                                                              937,680
       10,808 BRITVIC PLC                                                                                           79,961
        9,114 BROWN-FORMAN CORPORATION                                                                             556,683
       47,861 BROWN-FORMAN CORPORATION CLASS B<<                                                                 2,933,401
       16,248 C&C GROUP PLC                                                                                         63,418
        5,600 CARLSBERG AS                                                                                         527,632
        9,100 CARLSBERG BREWERY MALAYSIA BERHAD                                                                     14,992
       83,762 CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                       1,916,475
       11,518 CIA CERVECERIAS UNIDAS SA                                                                            133,944
        6,611 CIA DE BEBIDAS DAS AMERICAS                                                                          628,633
       57,549 COCA-COLA AMATIL LIMITED                                                                             610,832
        1,000 COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                               12,939
      235,933 COCA-COLA COMPANY                                                                                 13,193,373
       35,000 COCA-COLA ENTERPRISES INCORPORATED                                                                   996,100
        8,215 COCA-COLA HELLENIC BOTTLING COMPANY SA                                                               194,051
        8,224 COCA-COLA ICECEK URETIM AS                                                                            86,169
        9,000 COCA-COLA WEST JAPAN COMPANY LIMITED                                                                 152,553
       99,483 CONSTELLATION BRANDS INCORPORATED CLASS A+                                                         1,657,387
        4,300 COTT CORPORATION+                                                                                     29,719
       14,156 DAVID CAMPARI-MILANO SPA                                                                              73,237
      142,779 DIAGEO PLC                                                                                         2,318,925
      283,200 FOMENTO ECONOMICO MEXICANO SAB DE CV                                                               1,382,808
      205,860 FOSTER'S GROUP LIMITED                                                                             1,109,911
        5,500 FRASER & NEAVE HOLDINGS                                                                               24,887

                   122 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
BEVERAGES (continued)
        8,900 GUINNESS ANCHOR BHD                                                                           $       22,972
       37,489 HANSEN NATURAL CORPORATION+                                                                        1,688,505
        4,844 HEINEKEN HOLDING NV                                                                                  186,489
       14,265 HEINEKEN NV<<                                                                                        638,853
          418 HITE BREWERY COMPANY LIMITED                                                                          45,325
       43,319 INBEV NA                                                                                           2,253,207
        5,200 ITO EN LIMITED                                                                                        85,171
      104,000 KIRIN BREWERY COMPANY LIMITED                                                                      1,438,495
           93 LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                               57,790
        1,300 MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                             11,018
       79,217 MOLSON COORS BREWING COMPANY                                                                       3,450,693
      235,363 PEPSICO INCORPORATED                                                                              15,105,597
       11,794 PERNOD-RICARD                                                                                        922,016
        1,088 REMY COINTREAU SA                                                                                     60,245
       56,068 SABMILLER PLC                                                                                      1,596,811
      116,200 SAN MIGUEL CORPORATION                                                                               171,764
       53,000 SAPPORO HOLDINGS LIMITED                                                                             247,935
       20,000 TAKARA HOLDINGS INCORPORATED                                                                         103,797
    1,069,000 THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                 220,819
       36,000 TSINGTAO BREWERY COMPANY LIMITED                                                                     189,285
       12,258 UNITED SPIRITS LIMITED                                                                               373,277
        1,000 YOMEISHU SEIZO COMPANY LIMITED                                                                         9,558
                                                                                                                58,835,950
                                                                                                             -------------
FOOD & STAPLES RETAILING: 1.32%
       81,700 AEON COMPANY LIMITED                                                                                 872,335
        5,981 ALIMENTATION COUCHE TARD INCORPORATED                                                                128,387
      413,000 ALLIANCE GLOBAL GROUP INCORPORATED                                                                    58,090
        3,800 ARCS COMPANY LIMITED                                                                                  49,801
       66,581 AWB LIMITED                                                                                           85,598
          450 AXFOOD AB                                                                                             12,821
       19,310 BERJAYA CORP BHD                                                                                       2,461
       33,600 BIG C SUPERCENTER+                                                                                    62,272
       34,400 BIG C SUPERCENTER (NON VOTING)+                                                                       63,755
       10,617 BIM BIRLESIK MAGAZALAR AS                                                                            290,272
      277,000 C.P. SEVEN ELEVEN PCL                                                                                351,837
       35,440 CARREFOUR SA                                                                                       1,609,174
       64,887 CASEY'S GENERAL STORES INCORPORATED<<                                                              2,441,049
        2,899 CASINO GUICHARD PERRACHON SA                                                                         234,716
        2,100 CAWACHI LIMITED                                                                                       38,195
      201,766 CENCOSUD SA                                                                                        1,209,272
      142,000 CHINA RESOURCES ENTERPRISE LIMITED                                                                   591,458
        2,900 CIRCLE K SUNKUS COMPANY LIMITED                                                                       39,663
          842 COLRUYT SA                                                                                           208,497
       64,127 COSTCO WHOLESALE CORPORATION                                                                       3,626,382
       42,300 DAIRY FARM INTERNATIONAL HOLDINGS LIMITED                                                            307,521
        5,426 DELHAIZE GROUP                                                                                       363,883
        1,299 EMPIRE COMPANY LIMITED                                                                                66,317
        9,166 EUROCASH SA                                                                                           65,235
        8,800 FAMILYMART COMPANY LIMITED                                                                           318,438
       16,692 FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED(a)+                                                        0
        2,300 GEORGE WESTON LIMITED                                                                                176,024
          109 GUYENNE ET GASCOGNE SA+                                                                               11,016
        4,400 HEIWADO COMPANY LIMITED                                                                               52,218
        2,000 INAGEYA COMPANY LIMITED                                                                               21,569

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD & STAPLES RETAILING (continued)
        5,000 IZUMIYA COMPANY LIMITED                                                                       $       20,355
       68,469 J SAINSBURY PLC                                                                                      383,487
       10,195 JERONIMO MARTINS                                                                                     112,620
       10,000 KASUMI COMPANY LIMITED                                                                                53,327
        3,500 KATO SANGYO COMPANY LIMITED                                                                           52,827
          600 KESKO OYJ A SHARES                                                                                    22,772
        3,200 KESKO OYJ B SHARES                                                                                   124,251
       69,419 KONINKLIJKE AHOLD NV                                                                                 854,641
        6,900 LAWSON INCORPORATED                                                                                  314,570
        4,000 LIFE CORPORATION                                                                                      62,326
        5,600 LOBLAW COS LIMITED                                                                                   228,390
       22,032 MASSMART HOLDINGS LIMITED                                                                            365,836
        3,300 MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                             62,653
       81,036 METCASH LIMITED                                                                                      316,509
        6,734 METRO AG                                                                                             342,840
        5,178 METRO INCORPORATED                                                                                   219,192
          500 MINISTOP COMPANY LIMITED                                                                               7,142
      115,905 OLAM INTERNATIONAL LIMITED                                                                           228,304
       21,770 PICK'N PAY STORES LIMITED                                                                            131,004
       84,032 PRESIDENT CHAIN STORE CORPORATION+                                                                   310,851
          296 RALLYE SA+                                                                                            10,032
      910,953 RITE AID CORPORATION+                                                                                793,987
        3,100 RYOSHOKU LIMITED                                                                                      68,450
       40,816 SAFEWAY INCORPORATED                                                                                 767,341
       90,180 SEVEN & I HOLDINGS COMPANY LIMITED                                                                 2,061,012
        1,731 SHINSEGAE COMPANY LIMITED                                                                            833,086
       11,300 SHOPPERS DRUG MART CORPORATION                                                                       384,773
       42,173 SHOPRITE HOLDINGS LIMITED                                                                            516,941
       12,000 SIAM MAKRO PLC                                                                                        50,999
        1,429 SLIGRO FOOD GROUP NV                                                                                  41,904
        5,300 SUGI PHARMACY COMPANY LIMITED                                                                        114,820
        3,800 SUNDRUG COMPANY LIMITED                                                                              102,769
        1,882 SUPER-SOL LIMITED                                                                                     10,805
      106,915 SUPERVALU INCORPORATED                                                                             1,039,214
       65,248 SYSCO CORPORATION                                                                                  1,793,668
      462,480 TESCO PLC                                                                                          2,886,426
        5,911 THE JEAN COUTU GROUP PJC INCORPORATED                                                                 48,503
        2,000 THE MARUETSU INCORPORATED                                                                              8,166
        2,000 TSURUHA HOLDINGS INCORPORATED                                                                         82,252
       52,423 UNITED NATURAL FOODS INCORPORATED+<<                                                               1,821,175
       19,700 UNY COMPANY LIMITED                                                                                  144,684
        2,100 VALOR COMPANY LIMITED                                                                                 15,448
      779,099 WAL-MART DE MEXICO SAB DE CV                                                                       1,766,038
      235,843 WAL-MART STORES INCORPORATED<<                                                                    11,825,168
      106,954 WESFARMERS LIMITED                                                                                 3,041,218
       71,476 WHOLE FOODS MARKET INCORPORATED+<<                                                                 2,486,650
      133,137 WILLIAM MORRISON SUPERMARKETS PLC                                                                    592,138
      130,992 WOOLWORTHS LIMITED                                                                                 3,235,251
        1,000 YAOKO COMPANY LIMITED                                                                                 27,663
                                                                                                                54,142,734
                                                                                                              ------------
FOOD PRODUCTS: 2.16%
       72,000 AJINOMOTO COMPANY INCORPORATED                                                                       706,202
       31,963 ALICORP SA                                                                                            42,282
       65,100 ARCHER-DANIELS-MIDLAND COMPANY                                                                     2,003,778

                   124 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD PRODUCTS (continued)
          900 ARIAKE JAPAN COMPANY LIMITED                                                                  $       13,895
        4,530 ARYZTA AG                                                                                            194,095
       85,000 ASIA FOOD & PROPERTIES LIMITED+                                                                       33,862
       31,900 ASIATIC DEVELOPMENT BHD                                                                               74,104
       22,261 ASSOCIATED BRITISH FOODS PLC                                                                         361,208
       45,000 ASTRA AGRO LESTARI TBK PT                                                                             97,869
        5,345 AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                7,751
           66 BARRY CALLEBAUT AG                                                                                    45,669
       85,100 BRF BRASIL FOODS SA                                                                                1,141,127
       72,702 BUNGE LIMITED<<                                                                                    3,853,206
       22,600 CAMPBELL SOUP COMPANY<<                                                                              842,076
      277,776 CHAODA MODERN AGRICULTURE LIMITED                                                                    207,116
      298,500 CHAROEN POKHAND FOODS PLC                                                                            247,995
      198,000 CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                               240,794
       18,000 CHINA FISHERY GROUP LIMITED+                                                                          24,434
       48,000 CHINA GREEN HOLDINGS LIMITED                                                                          45,169
       21,500 CHINA HUIYUAN JUICE GROUP                                                                             15,561
      112,000 CHINA MENGNIU DAIRY COMPANY                                                                          309,561
      112,000 CHINA YURUN FOOD GROUP LIMITED                                                                       406,749
       67,530 CHIQUITA BRANDS INTERNATIONAL INCORPORATED+<<                                                        848,177
        1,434 CJ CHEILJEDANG CORPORATION                                                                           266,131
       48,014 CONAGRA FOODS INCORPORATED                                                                         1,036,622
       97,712 CORN PRODUCTS INTERNATIONAL INCORPORATED                                                           3,334,911
        3,198 CSM                                                                                                   83,161
        6,886 DAIRY CREST GROUP PLC                                                                                 38,842
        2,500 DANISCO AS                                                                                           180,397
      123,706 DARLING INTERNATIONAL INCORPORATED+                                                                  930,269
       87,900 DEAN FOODS COMPANY+                                                                                  899,217
      310,371 DEL MONTE FOODS COMPANY                                                                            4,047,238
        1,200 DYDO DRINCO INCORPORATED                                                                              41,781
          250 EAST ASIATIC COMPANY LIMITED A/S+                                                                      5,937
        3,868 EBRO PULEVA SA                                                                                        67,693
       11,000 EZAKI GLICO COMPANY LIMITED                                                                          141,805
       63,073 FRESH DEL MONTE PRODUCE INCORPORATED+<<                                                            1,385,714
        6,700 FUJI OIL COMPANY LIMITED                                                                             103,359
        1,000 FUJICCO COMPANY LIMITED                                                                               12,213
       36,531 FUTURIS CORPORATION LIMITED+                                                                          20,801
        5,201 GLAXOSMITHKLINE CONSUMER HEA+                                                                        200,698
      179,200 GLOBAL BIO-CHEM TECHNOLOGY                                                                            26,953
      782,045 GOLDEN AGRI-RESOURCES LIMITED                                                                        323,088
      174,975 GOODMAN FIELDER LIMITED                                                                              208,605
       15,867 GRAIN CORPORATION LIMITED                                                                             96,983
       61,444 GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+<<                                                     1,893,704
        1,680 GREGGS PLC                                                                                            11,584
       35,257 GROUPE DANONE                                                                                      1,894,632
       73,300 GRUPO BIMBO SAB DE CV                                                                                503,960
       34,100 H.J. HEINZ COMPANY<<                                                                               1,576,784
       60,967 HAIN CELESTIAL GROUP INCORPORATED+                                                                 1,362,003
        2,600 HOKUTO CORPORATION                                                                                    58,648
        9,700 HOUSE FOODS CORPORATION                                                                              151,140
       39,000 INDOFOOD AGRI RESOURCES LIMITED+                                                                      66,175
      533,424 INDOFOOD SUKSES MAKMUR TBK PT                                                                        268,631
      377,646 IOI CORPORATION BHD                                                                                  631,787
       19,000 ITOHAM FOODS INCORPORATED                                                                             67,171
        5,000 J-OIL MILLS INCORPORATED                                                                              13,867

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD PRODUCTS (continued)
       70,423 JBS SA                                                                                        $      298,734
       59,505 JM SMUCKER COMPANY                                                                                 3,479,852
        8,400 KAGOME COMPANY LIMITED                                                                               164,180
        6,384 KERRY GROUP PLC                                                                                      209,656
       21,200 KHON KAEN SUGAR INDUSTRY PCL                                                                           7,994
       19,000 KIKKOMAN CORPORATION                                                                                 193,370
      177,364 KRAFT FOODS INCORPORATED CLASS A                                                                   5,312,052
       45,400 KUALA LUMPUR KEPONG BHD                                                                              245,362
       16,900 KULIM (MALAYSIA) BERHAD                                                                               45,506
       25,997 LANCASTER COLONY CORPORATION<<                                                                     1,184,683
           41 LINDT & SPRUENGLI AG                                                                                  96,033
            7 LINDT & SPRUENGLI AG                                                                                 184,886
          117 LOTTE CONFECTIONERY COMPANY LIMITED                                                                  120,328
        1,451 MAPLE LEAF FOODS INCORPORATED                                                                         14,328
      116,200 MARINE HARVEST<<                                                                                      88,651
        5,000 MARUDAI FOOD COMPANY LIMITED                                                                          15,296
       43,000 MARUHA NICHIRO HOLDINGS INCORPORATED                                                                  69,611
       55,773 MCCORMICK & COMPANY INCORPORATED                                                                   2,223,670
      108,420 MEAD JOHNSON & COMPANY                                                                             5,658,440
        4,600 MEGMILK SNOW BRAND COMPANY LIMITED                                                                    86,733
        8,200 MEIJI HOLDINGS COMPANY LIMITED                                                                       382,133
          600 MEITO SANGYO COMPANY LIMITED                                                                           8,649
        4,000 MITSUI SUGAR COMPANY LIMITED                                                                          14,760
       36,000 MORINAGA & COMPANY LIMITED                                                                            84,847
       21,000 MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                90,739
        2,000 NAKAMURAYA COMPANY LIMITED                                                                            10,689
        5,741 NESTLE INDIA LIMITED+                                                                                375,752
        4,000 NESTLE MALAYSIA BHD                                                                                   50,960
      201,920 NESTLE SA                                                                                         10,461,455
           15 NESTLE SA ADR                                                                                            773
       29,000 NICHIREI CORPORATION                                                                                 123,581
        6,000 NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                       13,213
       17,000 NIPPON FLOUR MILLS COMPANY LIMITED                                                                    87,823
       26,000 NIPPON MEAT PACKERS INCORPORATED                                                                     312,272
       27,000 NIPPON SUISAN KAISHA LIMITED<<                                                                        85,168
       22,000 NISSHIN SEIFUN GROUP INCORPORATED                                                                    281,252
       10,400 NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                 370,270
       24,790 NORTHERN FOODS PLC                                                                                    17,204
        1,509 NUTRECO HOLDING NV                                                                                    87,563
        3,453 OSEM INVESTMENT LIMITED+                                                                              49,025
      113,485 PARMALAT SPA                                                                                         273,103
       21,000 PEOPLES FOOD HOLDINGS LIMITED                                                                         10,225
       54,000 PPB GROUP BHD                                                                                        293,906
       96,960 PREMIER FOODS PLC                                                                                     23,792
       12,700 QP CORPORATION                                                                                       160,545
       29,024 RALCORP HOLDINGS INCORPORATED+                                                                     1,731,282
       11,389 RIDLEY CORPORATION LIMITED                                                                            12,311
          600 RIKEN VITAMIN COMPANY LIMITED                                                                         18,069
        2,900 SAKATA SEED CORPORATION                                                                               38,593
       10,004 SAPUTO INCORPORATED                                                                                  318,315
      315,500 SARA LEE CORPORATION                                                                               4,555,820
       12,000 SHOWA SANGYO COMPANY LIMITED                                                                          36,424
       50,603 SHREE RENUKA SUGARS LIMITED+                                                                          68,579
       75,676 SMITHFIELD FOODS INCORPORATED+<<                                                                   1,220,654
        1,291 STRAUSS GROUP LIMITED                                                                                 17,940

                   126 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
FOOD PRODUCTS (continued)
        3,072 SUEDZUCKER AG                                                                                 $       56,001
       16,000 SYNEAR FOOD HOLDINGS LIMITED                                                                           2,774
       52,710 TATA TEA LIMITED                                                                                     135,025
       25,124 TATE & LYLE PLC                                                                                      157,632
       29,400 THAI UNION FROZEN PRODUCTS PCL                                                                        59,890
       12,000 THE NISSHIN OILLIO GROUP LIMITED                                                                      56,850
       18,649 TIGER BRANDS LIMITED                                                                                 457,059
      176,000 TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                          444,822
       11,000 TOYO SUISAN KAISHA LIMITED                                                                           231,889
       45,936 TREEHOUSE FOODS INCORPORATED+<<                                                                    1,906,344
      155,140 TYSON FOODS INCORPORATED CLASS A                                                                   2,541,193
       90,000 UNI PRESIDENT CHINA HOLDINGS                                                                          53,685
      579,522 UNI-PRESIDENT ENTERPRISES CORPORATION                                                                670,266
       88,939 UNILEVER NV                                                                                        2,382,083
       75,628 UNILEVER PLC ADR                                                                                   1,997,307
        3,600 UNITED PLANTATIONS BHD                                                                                17,093
      238,100 UNIVERSAL ROBINA CORPORATION                                                                         181,357
        2,096 VISCOFAN SA                                                                                           61,570
       68,000 VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                53,150
       17,006 VITERRA INCORPORATED+                                                                                133,962
      734,000 WANT WANT CHINA HOLDINGS LIMITED                                                                     593,522
       54,000 WEI CHUAN FOOD CORPORATION+                                                                           55,123
       77,930 WILMAR INTERNATIONAL LIMITED                                                                         359,898
       18,500 YAKULT HONSHA COMPANY LIMITED                                                                        552,732
       18,000 YAMAZAKI BAKING COMPANY LIMITED                                                                      218,974
                                                                                                                88,482,436
                                                                                                            --------------
HOUSEHOLD PRODUCTS: 1.17%
       37,129 CHURCH & DWIGHT COMPANY INCORPORATED                                                               2,273,409
       73,400 CLOROX COMPANY                                                                                     4,757,788
       71,254 COLGATE-PALMOLIVE COMPANY                                                                          5,261,395
       36,796 ENERGIZER HOLDINGS INCORPORATED+                                                                   2,319,988
        7,493 HENKEL KGAA                                                                                          301,055
      177,456 HINDUSTAN UNILEVER LIMITED                                                                           997,813
       46,016 KIMBERLY-CLARK CORPORATION                                                                         2,963,430
       35,100 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                                   203,430
        1,227 LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H+                                                          411,422
       27,000 LION CORPORATION                                                                                     145,268
        2,400 PIGEON CORPORATION                                                                                    88,275
      420,282 PROCTER & GAMBLE COMPANY                                                                          25,078,227
        9,520 PZ CUSSONS PLC                                                                                        47,714
       35,674 RECKITT BENCKISER GROUP                                                                            1,785,235
        5,800 UNI-CHARM CORPORATION                                                                                707,654
      161,000 UNILEVER INDONESIA TBK PT                                                                            286,895
                                                                                                                47,628,998
                                                                                                            --------------
PERSONAL PRODUCTS: 0.43%
        2,700 ADERANS COMPANY LIMITED                                                                               31,978
          323 AMOREPACIFIC CORPORATION                                                                             296,355
          734 ATRIUM INNOVATIONS INCORPORATED+                                                                       9,809
       82,000 BAWANG INTERNATIONAL GROUP HOLDING LIMITED                                                            37,528
        5,805 BEIERSDORF AG                                                                                        310,329
        6,846 COLGATE PALMOLIVE INDIA LIMITED+                                                                     120,147
       37,217 DABUR INDIA LIMITED                                                                                  165,554
       64,344 ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                        3,607,768

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PERSONAL PRODUCTS (continued)
        4,500 FANCL CORPORATION                                                                             $       73,331
       12,716 GODREJ CONSUMER PRODUCTS LIMITED                                                                     100,303
       86,000 HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                           762,295
       31,982 HERBALIFE LIMITED                                                                                  1,777,560
       58,900 KAO CORPORATION                                                                                    1,369,262
        2,700 KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                             124,057
        3,100 KOSE CORPORATION                                                                                      72,878
       13,968 L'OREAL SA                                                                                         1,389,525
        1,800 MANDOM CORPORATION                                                                                    48,444
       70,088 MARICO LIMITED+                                                                                      187,214
          400 MILBON COMPANY LIMITED                                                                                10,475
       75,750 NBTY INCORPORATED+                                                                                 4,127,618
       79,863 NU SKIN ENTERPRISES INCORPORATED<<                                                                 2,042,097
        1,903 ORIFLAME COSMETICS SA                                                                                 99,610
       40,300 SHISEIDO COMPANY LIMITED                                                                             905,683
                                                                                                                17,669,820
                                                                                                            --------------
TOBACCO: 0.71%
      230,750 ALTRIA GROUP INCORPORATED                                                                          5,150,340
       14,600 BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                209,824
      117,913 BRITISH AMERICAN TOBACCO PLC                                                                       4,007,356
        2,662 EASTERN TOBACCO+                                                                                      59,253
       61,752 IMPERIAL TOBACCO GROUP PLC                                                                         1,704,708
      411,536 ITC LIMITED                                                                                        1,427,341
          521 JAPAN TOBACCO INCORPORATED                                                                         1,616,768
       14,740 KT&G CORPORATION                                                                                     749,971
       16,467 LORILLARD INCORPORATED                                                                             1,251,657
      206,678 PHILIP MORRIS INTERNATIONAL                                                                       10,631,516
       68,500 PT GUDANG GARAM TBK                                                                                  298,716
       18,731 REYNOLDS AMERICAN INCORPORATED                                                                     1,021,589
        9,000 SOUZA CRUZ SA                                                                                        414,833
       12,000 SWEDISH MATCH AB                                                                                     276,478
                                                                                                                28,820,350
                                                                                                            --------------
ENERGY: 8.47%
ENERGY EQUIPMENT & SERVICES: 1.77%
        2,949 ABAN OFFSHORE LIMITED                                                                                 47,987
        8,290 ACERGY SA                                                                                            127,294
          309 AKER ASA CLASS A                                                                                       5,438
        7,775 AKER KVAERNER ASA                                                                                     85,734
       16,630 AMEC PLC                                                                                             233,877
       72,568 ATWOOD OCEANICS INCORPORATED+                                                                      1,820,005
       62,444 BAKER HUGHES INCORPORATED                                                                          2,346,646
        1,896 BOURBON SA                                                                                            72,346
       52,963 BRISTOW GROUP INCORPORATED+<<                                                                      1,747,779
          425 CALFRAC WELL SERVICES LIMITED                                                                          9,466
      129,038 CAMERON INTERNATIONAL CORPORATION+                                                                 4,746,018
        6,535 COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                         110,558
          689 COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                        11,527
       99,588 COMPLETE PRODUCTION SERVICES INCORPORATED+                                                         1,756,732
       58,984 CORE LABORATORIES NV<<                                                                             4,655,607
        8,849 DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                             514,835
       43,447 DRESSER RAND GROUP INCORPORATED+                                                                   1,543,237
       39,336 DRIL-QUIP INCORPORATED+<<                                                                          2,079,694

                   128 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ENERGY EQUIPMENT & SERVICES (continued)
        5,878 ENSIGN ENERGY SERVICES INCORPORATED                                                           $       63,777
       82,434 EXTERRAN HOLDINGS INCORPORATED+<<                                                                  1,824,264
       30,000 EZRA HOLDINGS LIMITED(a)                                                                              36,826
       64,773 FMC TECHNOLOGIES INCORPORATED+<<                                                                   4,006,210
        1,236 FRED OLSEN ENERGY ASA                                                                                 35,724
        3,651 FUGRO NV                                                                                             205,519
      155,032 GLOBAL INDUSTRIES LIMITED+<<                                                                         707,721
            1 HALLIBURTON COMPANY                                                                                       28
      147,324 HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                         1,340,648
       51,280 HELMERICH & PAYNE INCORPORATED<<                                                                   1,899,411
      153,965 HERCULES OFFSHORE INCORPORATED+<<                                                                    329,485
       24,775 JOHN WOOD GROUP PLC                                                                                  138,078
      259,900 KENCANA PETROLEUM BHD                                                                                127,542
      192,310 KEY ENERGY SERVICES INCORPORATED+<<                                                                1,540,403
      357,100 KNM GROUP BHD+                                                                                        55,190
      122,385 MCDERMOTT INTERNATIONAL INCORPORATED+                                                              1,568,976
          500 MODEC INCORPORATED                                                                                     6,529
        4,400 MULLEN GROUP LIMITED                                                                                  57,231
       61,026 NATIONAL OILWELL VARCO INCORPORATED                                                                2,293,967
       29,223 OCEANEERING INTERNATIONAL INCORPORATED+                                                            1,461,442
       65,213 OIL STATES INTERNATIONAL INCORPORATED+                                                             2,688,732
      173,128 PARKER DRILLING COMPANY+<<                                                                           628,455
          956 PASON SYSTEMS INCORPORATED                                                                            10,579
       75,341 PATTERSON-UTI ENERGY INCORPORATED                                                                  1,112,033
       12,521 PETROFAC LIMITED                                                                                     269,032
        8,368 PETROLEUM GEO-SERVICES ASA+                                                                           75,224
       15,312 PRECISION DRILLING CORPORATION+                                                                       95,920
       84,252 PRIDE INTERNATIONAL INCORPORATED+                                                                  1,984,135
       11,150 PROSAFE ASA                                                                                           53,528
        1,900 PROSAFE PRODUCTION PUBLIC LIMITED+                                                                     3,886
       13,259 SAIPEM SPA                                                                                           464,084
      170,300 SAPURACREST PETROLEUM BHD                                                                            125,358
          839 SAVANNA ENERGY SERVICES CORPORATION                                                                    4,335
        8,376 SBM OFFSHORE NV                                                                                      127,427
      261,105 SCHLUMBERGER LIMITED                                                                              13,924,730
          225 SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                             11,819
       29,775 SEACOR HOLDINGS INCORPORATED+<<                                                                    2,342,399
       14,252 SEADRILL LIMITED                                                                                     332,159
        2,728 SHAWCOR LIMITED CLASS A                                                                               68,817
        4,000 SHINKO PLANTECH COMPANY LIMITED                                                                       31,472
       41,103 SUPERIOR ENERGY SERVICES INCORPORATED+                                                               883,715
        5,928 TECHNIP SA                                                                                           388,309
        1,176 TECNICAS REUNIDAS SA                                                                                  59,701
       24,633 TENARIS SA                                                                                           417,672
      113,232 TETRA TECHNOLOGIES INCORPORATED+                                                                     950,016
        5,000 TGS NOPEC GEOPHYSICAL COMPANY ASA                                                                     67,223
       25,993 TIDEWATER INCORPORATED                                                                             1,041,799
        6,000 TOYO KANETSU K K                                                                                       9,427
       48,928 TRANSOCEAN LIMITED+                                                                                2,490,435
        6,146 TRICAN WELL SERVICE LIMITED                                                                           82,073
        2,600 TRINIDAD DRILLING LIMITED                                                                             12,191
      103,359 WEATHERFORD INTERNATIONAL LIMITED+                                                                 1,541,083
        5,218 WELLSTREAM HOLDINGS PLC                                                                               43,614
       21,924 WORLEYPARSONS LIMITED                                                                                405,135
                                                                                                                72,360,268
                                                                                                            --------------

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS: 6.70%
        8,522 ADVANTAGE OIL & GAS LIMITED+                                                                   $      50,987
       63,259 ALPHA NATURAL RESOURCES INCORPORATED+                                                              2,348,807
        4,348 ALTAGAS LIMITED                                                                                       82,569
       73,100 ANADARKO PETROLEUM CORPORATION                                                                     3,361,869
        2,300 AOC HOLDINGS INCORPORATED                                                                              9,938
       37,293 APACHE CORPORATION                                                                                 3,350,776
       13,928 AQUILA RESOURCES LIMITED+                                                                            105,330
        5,955 ARC ENERGY TRUST                                                                                     110,628
       86,138 ARCH COAL INCORPORATED                                                                             1,938,966
      103,156 ATLAS ENERGY INCORPORATED+                                                                         2,805,843
       41,681 AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                             57,850
       10,655 BANKERS PETROLEUM LIMITED+                                                                            68,146
       14,200 BANPU PCL                                                                                            277,693
      254,500 BAYAN RESOURCES GROUP+                                                                               245,064
        2,365 BAYTEX ENERGY TRUST                                                                                   77,514
      103,685 BEACH PETROLEUM LIMITED                                                                               60,423
       72,788 BERRY PETROLEUM COMPANY CLASS A<<                                                                  1,976,194
      195,272 BG GROUP PLC                                                                                       3,143,032
       21,354 BHARAT PETROLEUM CORPORATION LIMITED                                                                 345,573
       64,186 BILL BARRETT CORPORATION+<<                                                                        2,089,896
        4,522 BIRCHCLIFF ENERGY LIMITED+                                                                            38,081
        3,117 BONAVISTA ENERGY TRUST                                                                                72,024
    1,083,155 BP PLC                                                                                             6,322,456
      153,656 BRIGHAM EXPLORATION COMPANY+                                                                       2,354,010
      160,000 BRIGHTOIL PETROLEUM HOLDINGS+                                                                         64,586
    2,575,358 BUMI RESOURCES TBK PT                                                                                473,170
       55,090 CABOT OIL & GAS CORPORATION                                                                        1,533,706
       75,694 CAIRN ENERGY PLC+                                                                                    542,596
       81,372 CAIRN INDIA LIMITED+                                                                                 575,261
       10,780 CALTEX AUSTRALIA LIMITED                                                                             107,802
       22,900 CAMECO CORPORATION                                                                                   558,783
       62,054 CANADIAN NATURAL RESOURCES LIMITED                                                                 1,996,017
       12,485 CANADIAN OIL SANDS TRUST                                                                             293,641
       40,840 CARRIZO OIL & GAS INCORPORATED+                                                                      856,006
       11,766 CELTIC EXPLORATION LIMITED+                                                                          126,117
       43,871 CENOVUS ENERGY INCORPORATED                                                                        1,180,343
       38,600 CENTENNIAL COAL COMPANY LIMITED                                                                      207,085
       70,550 CHESAPEAKE ENERGY CORPORATION                                                                      1,458,974
      222,123 CHEVRON CORPORATION<<                                                                             16,472,642
      577,962 CHINA COAL ENERGY COMPANY                                                                            814,329
    2,218,000 CHINA PETROLEUM & CHEMICAL CORPORATION                                                             1,756,436
      445,500 CHINA SHENHUA ENERGY COMPANY LIMITED                                                               1,623,645
          364 CIA ESPANOLA DE PETROLEOS SA                                                                           7,773
       42,304 CIMAREX ENERGY COMPANY                                                                             2,767,528
    1,944,000 CNOOC LIMITED                                                                                      3,358,812
      260,000 CNPC (HONG KONG) LIMITED                                                                             321,877
        3,290 COAL & ALLIED INDUSTRIES LIMITED                                                                     286,272
       58,720 COMSTOCK RESOURCES INCORPORATED+                                                                   1,278,334
       40,633 CONCHO RESOURCES INCORPORATED+                                                                     2,373,780
       22,597 CONNACHER OIL AND GAS LIMITED+                                                                        25,429
      153,695 CONOCOPHILLIPS                                                                                     8,058,229
      119,665 CONSOL ENERGY INCORPORATED                                                                         3,853,213
       15,580 CONTINENTAL RESOURCES INCORPORATED+<<                                                                631,302
        1,363 CORRIDOR RESOURCES INCORPORATED+                                                                       6,429
       67,000 COSMO OIL COMPANY LIMITED                                                                            160,302
       12,945 CRESCENT POINT ENERGY CORPORATION                                                                    455,840

                   130 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
        3,839 CREW ENERGY INCORPORATED+                                                                     $       59,402
        4,291 DANA PETROLEUM PLC+                                                                                  119,312
       27,929 DART ENERGY LIMITED                                                                                   19,630
       11,272 DAYLIGHT ENERGY LIMITED                                                                               96,299
       40,123 DENBURY RESOURCES INCORPORATED+                                                                      591,413
        1,265 DENISON MINES CORPORATION+                                                                             1,708
       46,505 DEVON ENERGY CORPORATION                                                                           2,803,321
      102,500 DNO ASA+                                                                                             138,051
       12,082 DRAGON OIL PLC+                                                                                       77,626
      152,909 EASTERN STAR GAS LIMITED+                                                                            114,276
      355,772 EL PASO CORPORATION                                                                                4,052,243
       19,800 ENBRIDGE INCORPORATED                                                                                985,033
       44,034 ENCANA CORPORATION                                                                                 1,207,853
        4,826 ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                 56,462
        3,678 ENERPLUS RESOURCES                                                                                    84,228
      123,103 ENI SPA                                                                                            2,444,557
        9,439 ENI SPA ADR<<                                                                                        374,256
       47,816 ENQUEST PLC                                                                                           86,679
       36,748 EOG RESOURCES INCORPORATED                                                                         3,192,299
       76,258 EQT CORPORATION                                                                                    2,486,011
        2,269 ERG SPA                                                                                               27,992
       90,955 ESSAR OIL LIMITED+                                                                                   237,442
       26,300 ESSO THAILAND ALIEN MARKET                                                                             5,463
        3,641 ESTABLISSEMENTS MAUREL ET PROM                                                                        39,925
       10,481 EXTRACT RESOURCES LIMITED+                                                                            56,509
      565,931 EXXON MOBIL CORPORATION                                                                           33,480,478
        1,661 FAIRBORNE ENERGY LIMITED+                                                                              6,620
       56,610 FOREST OIL CORPORATION+                                                                            1,478,653
      249,590 FORMOSA PETROCHEMICAL CORPORATION                                                                    560,202
      136,663 FRONTIER OIL CORPORATION                                                                           1,600,324
        1,079 GALLEON ENERGY INCORPORATED+                                                                           3,562
       11,515 GALP ENERGIA SGPS SA                                                                                 187,074
      351,801 GAZPROM ADR<<                                                                                      7,194,330
        3,776 GOODRICH PETROLEUM CORPORATION+<<                                                                     50,145
       23,505 GRAN TIERRA ENERGY INCORPORATED+                                                                     147,685
        5,054 GRUPA LOTOS SA+                                                                                       47,677
        6,650 GS HOLDINGS CORPORATION                                                                              272,900
        2,590 HELLENIC PETROLEUM SA                                                                                 19,398
       19,511 HINDUSTAN PETROLEUM CORPORATION LIMITED                                                              218,109
       58,752 HOLLY CORPORATION<<                                                                                1,528,140
        5,358 HUNTING PLC                                                                                           49,674
       13,000 HUSKY ENERGY INCORPORATED                                                                            302,827
        3,500 IDEMITSU KOSAN COMPANY LIMITED                                                                       275,801
       15,000 IMPERIAL OIL LIMITED                                                                                 553,102
       67,074 INDIAN OIL CORPORATION LIMITED                                                                       586,256
      106,000 INDIKA ENERGY TBK PT                                                                                  37,543
       29,000 INDO TAMBANGRAYA MEGAH PT                                                                            125,822
           97 INPEX HOLDINGS INCORPORATED                                                                          438,757
        6,700 INTER PIPELINE FUND                                                                                   81,995
      974,221 IRPC PCL                                                                                             125,144
        6,000 ITOCHU ENEX COMPANY LIMITED                                                                           28,140
        8,964 IVANHOE ENERGY INCORPORATED+                                                                          14,795
        3,800 JAPAN PETROLEUM EXPLORATION COMPANY                                                                  137,055
      272,600 JX HOLDINGS INCORPORATED                                                                           1,375,817
       14,087 KAROON GAS AUSTRALIA LIMITED+                                                                         83,221

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
        1,723 KEYERA FACILITIES INCOME FUND                                                                 $       47,488
        8,953 LINC ENERGY LIMITED+                                                                                  13,183
       60,610 LUKOIL ADR                                                                                         3,203,239
       11,247 LUNDIN PETROLEUM AB+                                                                                  62,720
       21,310 MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                           34,067
       78,661 MARATHON OIL CORPORATION                                                                           2,398,374
       54,589 MASSEY ENERGY COMPANY                                                                              1,569,434
        5,888 MOL HUNGARIAN OIL & GAS PLC                                                                          545,845
      277,000 MONGOLIA ENERGY COMPANY LIMITED+                                                                     109,322
          681 MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                               6,818
        3,100 NAL OIL & GAS TRUST                                                                                   31,193
        6,080 NESTE OIL OYJ LIMITED                                                                                 81,826
       23,479 NEW HOPE CORPORATION LIMITED                                                                          96,717
       16,885 NEW ZEALAND OIL & GAS LIMITED                                                                         13,540
       30,300 NEXEN INCORPORATED                                                                                   561,190
        2,237 NIKO RESOURCE LIMITED                                                                                220,795
        3,300 NIPPON GAS COMPANY LIMITED                                                                            52,244
       24,935 NOBLE ENERGY INCORPORATED                                                                          1,739,964
        3,905 NUVISTA ENERGY LIMITED                                                                                38,817
      118,162 OCCIDENTAL PETROLEUM CORPORATION                                                                   8,635,279
      423,600 OGX PETROLEO E GAS PARTICIPACOES SA+                                                               5,036,167
       76,355 OIL & NATURAL GAS CORPORATION LIMITED                                                              2,171,183
        5,784 OIL INDIA LIMITED                                                                                    178,863
       37,539 OIL REFINERIES LIMITED                                                                                18,799
      118,002 OIL SEARCH LIMITED                                                                                   619,420
        9,020 OMV AG                                                                                               290,566
        2,891 OPTI CANADA INCORPORATED+                                                                              2,792
       94,111 ORIGIN ENERGY LIMITED                                                                              1,276,891
       40,398 OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                          1,300,816
       20,295 PA RESOURCES AB+                                                                                      13,179
        1,572 PACE OIL AND GAS LIMITED+                                                                             10,537
       14,007 PACIFIC RUBIALES ENERGY CORPORATION                                                                  330,357
       70,555 PALADIN ENERGY LIMITED+                                                                              232,887
          173 PAZ OIL COMPANY LIMITED                                                                               24,358
       38,387 PEABODY ENERGY CORPORATION                                                                         1,642,964
        3,732 PEMBINA PIPELINE INCOME FUND                                                                          68,596
        6,204 PENGROWTH ENERGY TRUST                                                                                60,100
        9,855 PENN WEST ENERGY TRUST                                                                               185,113
        3,000 PETROBAKKEN ENERGY LIMITED                                                                            56,632
        6,135 PETROBANK ENERGY & RESOURCES LIMITED+                                                                212,756
        1,769 PETROBRAS ENERGIA SA                                                                                  26,464
    2,736,000 PETROCHINA COMPANY LIMITED                                                                         2,968,580
      159,490 PETROHAWK ENERGY CORPORATION+                                                                      2,411,489
       10,179 PETROL OFISI+                                                                                         40,328
      294,562 PETROLEO BRASILEIRO SA                                                                             4,962,898
       45,300 PETRONAS DAGANGAN BHD                                                                                155,323
       48,131 PETRONET LNG LIMITED                                                                                 110,914
        4,002 PETROPLUS HOLDINGS AG                                                                                 44,938
        2,982 PEYTO ENERGY TRUST                                                                                    39,402
       58,200 PIONEER NATURAL RESOURCES COMPANY                                                                  3,365,124
      190,312 POLISH OIL & GAS                                                                                     211,993
       40,626 POLSKI KONCERN NAFTOWY ORLEN SA+                                                                     499,983
        5,137 PREMIER OIL PLC+                                                                                     119,436
        7,472 PROGRESS ENERGY RESOURCES CORPORATION                                                                 82,263
       12,855 PROVIDENT ENERGY TRUST                                                                                80,528

                   132 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
       94,500 PT TAMBANG BATUBARA BUKIT ASAM TBK                                                            $      183,038
      102,272 PTT AROMATICS & REFINING PCL                                                                          76,471
      146,300 PTT EXPLORATION & PRODUCTION PCL                                                                     670,844
       87,400 PTT PCL                                                                                              740,086
       88,273 QEP RESOURCES INCORPORATED                                                                         2,562,565
        8,414 QUESTERRE ENERGY CORPORATION+                                                                         20,200
       84,521 RANGE RESOURCES CORPORATION<<                                                                      2,857,655
       46,602 RELIANCE INDUSTRIES LIMITED<<                                                                      1,821,672
      195,843 RELIANCE INDUSTRIES LIMITED+                                                                       3,826,932
       46,077 REPSOL YPF SA                                                                                      1,051,916
       20,668 RIVERSDALE MINING LIMITED+                                                                           167,518
        8,115 ROC OIL COMPANY LIMITED+                                                                               2,599
      207,788 ROYAL DUTCH SHELL PLC CLASS A                                                                      5,523,118
      158,508 ROYAL DUTCH SHELL PLC CLASS B                                                                      4,056,053
        5,636 S-OIL CORPORATION                                                                                    271,716
      221,051 SANDRIDGE ENERGY INCORPORATED+<<                                                                     893,045
       88,771 SANTOS LIMITED                                                                                     1,121,510
       12,269 SARAS SPA                                                                                             20,850
       56,748 SASOL LIMITED                                                                                      2,161,041
       14,200 SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                       48,598
       20,000 SHOWA SHELL SEKIYU KK                                                                                144,745
        2,000 SINANEN COMPANY LIMITED                                                                                7,904
        7,737 SK ENERGY COMPANY LIMITED                                                                            822,810
       10,172 SOCO INTERNATIONAL PLC+                                                                               73,384
       56,874 SOUTHERN UNION COMPANY                                                                             1,279,665
       50,513 SOUTHWESTERN ENERGY COMPANY+                                                                       1,652,785
       69,940 SPECTRA ENERGY CORPORATION                                                                         1,422,580
       62,375 STATOIL ASA                                                                                        1,171,877
          281 STORM RES LIMITED(a)                                                                                     864
       53,000 STRAITS ASIA RESOURCES LIMITED                                                                        81,328
       90,465 SUNCOR ENERGY INCORPORATED                                                                         2,741,055
       60,804 SUNOCO INCORPORATED                                                                                2,047,879
      102,230 SURGUTNEFTEGAZ                                                                                       418,121
      295,275 SURGUTNEFTEGAZ ADR<<                                                                               2,775,585
       48,260 SWIFT ENERGY COMPANY+                                                                              1,300,607
       59,300 TALISMAN ENERGY INCORPORATED                                                                         932,584
       65,820 TEEKAY CORPORATION<<                                                                               1,600,084
       66,421 TESORO CORPORATION                                                                                   745,908
      104,800 THAI OIL PCL                                                                                         147,346
       13,632 THE GREAT EASTERN SHIPPING COMPANY LIMITED+                                                           86,127
       27,000 TONENGENERAL SEKIYU KK                                                                               243,935
      129,333 TOTAL SA                                                                                           6,042,894
       39,700 TRANSCANADA CORPORATION                                                                            1,414,733
       51,269 TULLOW OIL PLC                                                                                       957,698
       18,430 TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                413,364
       80,560 ULTRA PETROLEUM CORPORATION+                                                                       3,142,646
       18,762 URANIUM ONE INCORPORATED                                                                              61,933
      169,046 USEC INCORPORATED+<<                                                                                 794,516
       19,013 UTS ENERGY CORPORATION+                                                                               63,118
       60,451 VALERO ENERGY CORPORATION                                                                            953,312
        1,785 VERMILION ENERGY TRUST                                                                                59,709
       30,440 WHITEHAVEN COAL LIMITED                                                                              161,953
       25,543 WHITING PETROLEUM CORPORATION+                                                                     2,167,068
       61,900 WILLIAMS COMPANIES INCORPORATED                                                                    1,122,247

                  Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
OIL, GAS & CONSUMABLE FUELS (continued)
       55,156 WOODSIDE PETROLEUM LIMITED                                                                    $    2,054,658
       78,443 WORLD FUEL SERVICES CORPORATION<<                                                                  2,003,434
      258,000 YANZHOU COAL MINING COMPANY LIMITED                                                                  529,350
                                                                                                               273,921,091
                                                                                                            --------------
FINANCIALS: 20.90%
CAPITAL MARKETS: 1.80%
       46,217 3I GROUP PLC                                                                                         184,715
       36,607 ABERDEEN ASSET MANAGEMENT PLC                                                                         75,568
       23,619 AFFILIATED MANAGERS GROUP INCORPORATED+                                                            1,516,576
        3,567 AGF MANAGEMENT LIMITED                                                                                48,169
      128,668 AMERIPRISE FINANCIAL INCORPORATED                                                                  5,607,351
            1 APOLLO INVESTMENT CORPORATION                                                                             10
       14,340 ASHMORE GROUP PLC                                                                                     63,800
      636,000 ASIA PLUS SECURITIES PCL                                                                              44,304
        6,204 AZIMUT HOLDING SPA                                                                                    53,344
      133,898 BANK OF NEW YORK MELLON CORPORATION                                                                3,249,704
        1,790 BANK SARASIN & CIE AG                                                                                 64,883
       15,559 BINCKBANK NV                                                                                         200,721
        6,193 BLACKROCK INCORPORATED                                                                               879,096
        8,704 BREWIN DOLPHIN LIMITED                                                                                16,019
        1,964 CANACCORD FINANCIAL INCORPORATED                                                                      19,302
      357,353 CAPITAL SECURITIES CORPORATION+                                                                      156,176
      136,590 CHARLES SCHWAB CORPORATION                                                                         1,742,888
       10,003 CI FINANCIAL CORPORATION                                                                             185,736
        6,402 CLOSE BROTHERS GROUP PLC                                                                              65,342
       62,813 CREDIT SUISSE GROUP                                                                                2,758,761
       26,610 DAEWOO SECURITIES COMPANY LIMITED+                                                                   489,407
      187,000 DAIWA SECURITIES GROUP INCORPORATED                                                                  759,041
       35,488 DEUTSCHE BANK AG                                                                                   2,229,721
        3,322 DUNDEE CORPORATION CLASS A+                                                                           35,109
        2,023 DUNDEEWEALTH INCORPORATED                                                                             24,663
      114,660 E TRADE FINANCIAL CORPORATION+                                                                     1,422,936
        1,432 EFG INTERNATIONAL                                                                                     15,374
       28,449 EGYPTIAN FINANCIAL GROUP-HERMES HOLDING+                                                             144,150
       51,875 FEDERATED INVESTORS INCORPORATED CLASS B<<                                                         1,081,594
       22,740 FRANKLIN RESOURCES INCORPORATED                                                                    2,194,637
    1,091,960 FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                             620,393
            9 GCA SAVVIAN GROUP CORPORATION                                                                          8,303
      259,550 GLG PARTNERS INCORPORATED+<<                                                                       1,160,189
        3,500 GMP CAPITAL INCORPORATED                                                                              33,150
       62,943 GOLDMAN SACHS GROUP INCORPORATED                                                                   8,619,414
       14,962 GREENHILL & COMPANY INCORPORATED<<                                                                 1,053,774
       12,382 HARGREAVES LANSDOWN PLC                                                                               73,889
       39,881 HENDERSON GROUP PLC                                                                                   76,393
       15,167 HYUNDAI SECURITIES COMPANY+                                                                          181,538
       28,436 ICAP PLC                                                                                             178,805
        1,500 ICHIYOSHI SECURITIES COMPANY LIMITED                                                                  10,017
        7,300 IGM FINANCIAL INCORPORATED                                                                           274,174
       15,631 INTERMEDIATE CAPITAL GROUP PLC                                                                        65,445
      220,035 INVESCO LIMITED                                                                                    3,982,634
       26,572 INVESTEC LIMITED                                                                                     199,713
       21,933 INVESTEC PLC                                                                                         158,197
       22,489 IOOF HOLDINGS LIMITED                                                                                131,256
        1,000 IWAI SECURITIES COMPANY LIMITED                                                                        8,047

                   134 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CAPITAL MARKETS (continued)
        2,800 JAFCO COMPANY LIMITED                                                                         $       62,226
      286,061 JANUS CAPITAL GROUP INCORPORATED<<                                                                 2,597,434
       11,434 JULIUS BAER GROUP LIMITED                                                                            403,301
        9,300 JULIUS BAER HOLDING AG                                                                               115,878
        9,400 KABU.COM SECURITIES COMPANY LIMITED<<                                                                 43,861
      848,000 KGI SECURITIES (THAILAND) PCL+                                                                        39,562
       37,000 KIM ENG HOLDINGS LIMITED+                                                                             45,039
       86,600 KIM ENG SECURITIES THAILAND PCL                                                                       39,848
      113,644 KNIGHT CAPITAL GROUP INCORPORATED+<<                                                               1,350,091
        4,364 KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                            114,478
       80,800 LEGG MASON INCORPORATED                                                                            2,046,664
       37,545 MACQUARIE GROUP LIMITED                                                                            1,251,306
       90,461 MAN GROUP PLC                                                                                        288,847
        2,000 MARUSAN SECURITIES COMPANY LIMITED                                                                    10,665
      131,000 MASTERLINK SECURITIES CORPORATION                                                                     46,619
       12,600 MATSUI SECURITIES COMPANY LIMITED                                                                     71,991
       32,109 MEDIOBANCA SPA                                                                                       252,686
      182,410 MF GLOBAL HOLDINGS LIMITED+<<                                                                      1,203,906
        3,004 MIRAE ASSET SECURITIES COMPANY LIMITED                                                               142,320
        3,000 MITO SECURITIES COMPANY LIMITED                                                                        5,285
       35,000 MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                           35,412
        1,057 MLP AG                                                                                                 9,780
          172 MONEX BEANS HOLDINGS INCORPORATED                                                                     68,997
      141,352 MORGAN STANLEY                                                                                     3,489,981
      361,800 NOMURA HOLDINGS INCORPORATED                                                                       2,037,036
       30,500 NOMURA HOLDINGS INCORPORATED ADR                                                                     170,800
       34,400 NORTHERN TRUST CORPORATION                                                                         1,587,216
       19,000 OKASAN HOLDINGS INCORPORATED                                                                          67,849
       57,440 OPTIONSXPRESS HOLDINGS INCORPORATED+                                                                 817,946
       36,488 PAMPA CALICHERA                                                                                       70,357
          643 PARTNERS GROUP                                                                                        89,428
        4,092 PERPETUAL TRUSTEES AUSTRALIA LIMITED<<                                                               113,297
       33,100 PHATRA SECURITIES PCL                                                                                 28,557
       11,002 PIONEERS HOLDING                                                                                       6,749
       26,611 PIPER JAFFRAY COMPANIES INCORPORATED+                                                                734,996
       20,450 PLATINUM ASSET MANAGEMENT LIMITED                                                                     89,334
      225,828 POLARIS SECURITIES COMPANY LIMITED+                                                                  100,457
      100,000 POLYTEC ASSET HOLDINGS LIMITED                                                                        16,198
      141,700 PRESIDENT SECURITIES CORPORATION                                                                      71,217
          710 RATHBONE BROTHERS                                                                                      9,386
        4,600 RATOS AB B SHARES                                                                                    122,973
       48,390 RAYMOND JAMES FINANCIAL INCORPORATED<<                                                             1,116,841
        1,457 RICHEMONT SA+                                                                                         21,252
            4 RISA PARTNERS INCORPORATED                                                                             1,786
        7,053 SAMSUNG SECURITIES COMPANY LIMITED+                                                                  341,208
        1,889 SBI HOLDINGS INCORPORATED                                                                            234,523
        5,824 SCHRODERS PLC                                                                                        122,636
        2,472 SCHRODERS PLC (NON VOTING)                                                                            42,082
       61,000 SHINKO SECURITIES COMPANY LIMITED                                                                    136,508
       54,800 STATE STREET CORPORATION                                                                           1,922,384
       44,670 STIFEL FINANCIAL CORPORATION+<<                                                                    1,933,318
       37,836 T. ROWE PRICE GROUP INCORPORATED<<                                                                 1,656,460
       23,000 TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                76,110
        7,124 TONG YANG INVESTMENT BANK+                                                                            58,054
       11,401 TULLETT PREBON PLC                                                                                    64,695

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CAPITAL MARKETS (continued)
      208,720 UBS AG                                                                                        $    3,531,947
       11,000 UOB-KAY HIAN HOLDINGS LIMITED                                                                         11,929
       67,000 VALUE PARTNERS GROUP LIMITED                                                                          38,759
           62 VERWALTUNGS-UND PRIVAT-BANK AG                                                                         6,901
            1 VIRTUS INVESTMENT PARTNERS INCORPORATED+                                                                  27
          361 VONTOBEL HOLDINGS AG                                                                                  10,667
      251,914 WATERLAND FINANCIAL HOLDINGS+                                                                         76,044
       16,080 WOORI INVESTMENT & SECURITIES COMPANY LIMITED+                                                       235,386
                                                                                                                73,673,918
                                                                                                            --------------
COMMERCIAL BANKS: 7.38%
       50,000 77 BANK LIMITED                                                                                      248,780
       77,679 ABSA GROUP LIMITED                                                                                 1,298,161
       72,100 AFFIN HOLDINGS BHD                                                                                    70,534
        3,420 AGRICULTURAL BANK OF GREECE+                                                                           4,767
      216,038 AKBANK TAS                                                                                         1,145,940
       22,824 ALLAHABAD BANK+                                                                                      101,408
       36,469 ALLIED IRISH BANKS PLC                                                                                35,586
       31,560 ALPHA BANK AE                                                                                        203,972
       30,160 ANDHRA BANK                                                                                           97,360
       61,000 AOZORA BANK LIMITED                                                                                   82,050
      269,310 ASSOCIATED BANC-CORP<<                                                                             3,247,879
       48,136 ASYA KATILIM BANKASI AS                                                                              106,545
      270,603 AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                      5,438,668
       34,542 AXIS BANK LIMITED+                                                                                   977,111
       33,259 BANCA CARIGE SPA                                                                                      70,513
      157,243 BANCA MONTE DEI PASCHI DI SIENA SPA                                                                  188,107
        9,849 BANCA PICCOLO CREDITO VALTELLINESE SCARL+                                                             44,589
       18,482 BANCA POPOL EMILIA ROMAGNA+                                                                          200,252
        1,251 BANCA POPOLARE DELL'ETRURIA E DEL LAZIO+                                                               5,465
       16,468 BANCA POPOLARE DI MILANO SCARL                                                                        71,581
       16,258 BANCA POPOLARE DI SONDRIO SCARL+                                                                     132,992
      208,518 BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                 2,514,551
        9,820 BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                             118,429
        8,813 BANCO BPI SA+                                                                                         18,193
       66,874 BANCO BRADESCO SA                                                                                    939,758
      171,214 BANCO COMERCIAL PORTUGUES SA                                                                         136,692
       16,952 BANCO CONTINENTAL PERU+                                                                               42,425
    1,049,717 BANCO DE CHILE                                                                                       140,644
        3,219 BANCO DE CREDITO DEL PERU                                                                              7,366
        5,688 BANCO DE CREDITO E INVERSIONES+                                                                      308,682
      112,266 BANCO DE ORO                                                                                         128,576
       59,538 BANCO DE SABADE<<                                                                                    287,840
       11,163 BANCO DE VALENCIA SA+<<                                                                               59,132
      161,485 BANCO DO BRASIL SA                                                                                 2,618,701
        3,199 BANCO ESPANOL DE CREDITO SA                                                                           27,360
       22,698 BANCO ESPIRITO SANTO SA                                                                               97,942
        1,156 BANCO GUIPUZCOANO SA+                                                                                  6,841
       70,925 BANCO ITAU HOLDING FINANCEIRA SA                                                                   1,183,261
        2,243 BANCO MACRO SA<<                                                                                      84,763
        5,963 BANCO PASTOR SA                                                                                       29,924
       30,717 BANCO POPOLARE SPA                                                                                   172,735
       53,934 BANCO POPULAR ESPANOL SA                                                                             321,645
       73,514 BANCO SANTANDER BRASIL SA                                                                            933,445
      403,133 BANCO SANTANDER CENTRAL HISPANO SA                                                                 4,724,019

                   136 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
       67,208 BANCO SANTANDER CENTRAL HISPANO SA ADR                                                        $      785,662
    4,972,322 BANCO SANTANDER CHILE SA                                                                             412,672
           39 BANCO SANTANDER SA                                                                                       453
      121,453 BANCORPSOUTH INCORPORATED<<                                                                        1,548,526
       31,000 BANGKOK BANK PCL                                                                                     151,558
       31,000 BANGKOK BANK PCL (NON VOTING)                                                                        151,558
    1,834,000 BANK CENTRAL ASIA TBK PT                                                                           1,177,333
        4,008 BANK HANDLOWY W WARSZAWIE SA                                                                          98,805
       71,656 BANK HAPOALIM LIMITED+                                                                               292,523
       61,229 BANK LEUMI LE-ISRAEL                                                                                 253,007
      846,500 BANK MANDIRI PERSERO TBK PT                                                                          552,778
       37,612 BANK MILLENNIUM SA+                                                                                   52,609
      210,000 BANK NIAGA+                                                                                           29,054
      302,600 BANK OF AYUDHYA PCL                                                                                  211,757
       25,294 BANK OF BARODA                                                                                       432,832
    7,105,000 BANK OF CHINA LIMITED                                                                              3,571,339
      842,500 BANK OF COMMUNICATIONS LIMITED                                                                       893,540
       72,673 BANK OF CYPRUS PUBLIC COMPANY LIMITED                                                                385,878
      185,203 BANK OF EAST ASIA LIMITED                                                                            696,409
          900 BANK OF GREECE                                                                                        36,269
       22,645 BANK OF INDIA                                                                                        212,947
      346,365 BANK OF IRELAND                                                                                      337,977
       38,000 BANK OF KYOTO LIMITED                                                                                302,607
       31,900 BANK OF MONTREAL                                                                                   1,762,001
       60,100 BANK OF NOVA SCOTIA                                                                                2,888,475
       28,536 BANK OF QUEENSLAND LIMITED                                                                           249,569
      168,261 BANK OF THE PHILIPPINE ISLANDS                                                                       178,054
        3,200 BANK OF THE RYUKYUS LIMITED                                                                           38,091
      146,000 BANK OF YOKOHAMA LIMITED                                                                             634,329
       13,993 BANK PEKAO SA                                                                                        680,609
          309 BANK PRZEMYSLOWO HANDLOWY PBK+                                                                         5,290
      648,000 BANK RAKYAT INDONESIA                                                                                667,006
        3,417 BANK ZACHODNI WBK SA                                                                                 203,182
       11,042 BANKINTER SA                                                                                          71,798
          244 BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                  116,562
      702,325 BARCLAYS PLC                                                                                       3,257,214
       78,097 BRANCH BANKING & TRUST CORPORATION                                                                 1,727,506
        4,348 BBVA BANCO FRANCES SA                                                                                 34,654
       37,721 BENDIGO BANK LIMITED                                                                                 282,914
          128 BERNER KANTONALBANK AG                                                                                30,158
       15,636 BNP PARIBAS ADR                                                                                      486,592
       48,949 BNP PARIBAS SA                                                                                     3,062,453
      467,500 BOC HONG KONG HOLDINGS LIMITED                                                                     1,229,037
       12,662 BOK FINANCIAL CORPORATION                                                                            562,699
        1,527 BRE BANK SA+                                                                                         122,740
      569,000 BUMIPUTRA COMMERCE HOLDINGS BHD+                                                                   1,414,273
       19,201 BUSAN BANK+                                                                                          204,198
       22,200 CANADIAN IMPERIAL BANK OF COMMERCE                                                                 1,509,354
        3,039 CANADIAN WESTERN BANK                                                                                 69,538
       13,142 CANARA BANK                                                                                          143,587
      462,264 CAPITAL SOURCE INCORPORATED                                                                        2,334,433
      118,133 CATHAY GENERAL BANCORP<<                                                                           1,132,895
      579,000 CHANG HWA COMMERCIAL BANK                                                                            328,957
       96,000 CHIBA BANK LIMITED                                                                                   540,507
       10,021 CHINA BANKING CORPORATION                                                                             86,822

                   Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
      874,000 CHINA CITIC BANK                                                                              $      567,405
    6,681,000 CHINA CONSTRUCTION BANK                                                                            5,513,999
    1,520,342 CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                     416,226
      543,858 CHINA MERCHANTS BANK COMPANY LIMITED                                                               1,401,813
      521,900 CHINA MINSHENG BANKING                                                                               474,348
    1,230,603 CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                        689,559
        5,000 CHUKYO BANK LIMITED THE                                                                               16,129
          142 CIA DE BEBIDAS DAS AMERICAS+                                                                          14,998
       94,971 CIT GROUP INCORPORATED+                                                                            3,483,536
       23,366 CITY NATIONAL CORPORATION<<                                                                        1,131,849
       88,898 COMERICA INCORPORATED                                                                              3,058,980
       36,311 COMMERCE BANCSHARES INCORPORATED                                                                   1,297,392
       63,090 COMMERCIAL INTERNATIONAL BANK+                                                                       426,048
       43,597 COMMERZBANK AG<<                                                                                     343,203
      154,908 COMMONWEALTH BANK OF AUSTRALIA                                                                     6,932,431
       14,460 CORPORATION BANK                                                                                     175,140
        6,797 CREDICORP LIMITED                                                                                    715,384
          137 CREDIT AGRICOLE D'ILE DE F<<                                                                          10,339
       58,432 CREDIT AGRICOLE SA                                                                                   736,407
        1,169 CREDITO EMILIANO SPA                                                                                   6,903
       28,633 CULLEN FROST BANKERS INCORPORATED                                                                  1,467,441
       12,674 DAEGU BANK                                                                                           147,470
        8,000 DAH SING BANKING GROUP LIMITED                                                                        12,259
       12,031 DAH SING FINANCIAL HOLDINGS LIMITED                                                                   75,399
       26,840 DANSKE BANK                                                                                          597,150
      186,080 DBS GROUP HOLDINGS LIMITED                                                                         1,905,415
        3,415 DEUTSCHE POSTBANK AG                                                                                 103,453
       37,502 DEXIA+<<                                                                                             156,308
       53,200 DNB NOR ASA                                                                                          587,470
      651,306 E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                              291,760
      230,420 EAST WEST BANCORP INCORPORATED<<                                                                   3,368,740
       12,018 EFG EUROBANK ERGASIAS SA                                                                              78,281
          640 EMPORIKI BANK OF GREECE SA+                                                                            2,117
       63,977 ENTIE COMMERCIAL BANK+                                                                                26,562
       16,500 EON CAPITAL BHD                                                                                       36,700
       10,920 ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                       396,331
      212,006 FAR EASTERN INTERNATIONAL BANK+                                                                       88,683
          970 FIBI HOLDINGS LIMITED+                                                                                19,710
      118,629 FIFTH THIRD BANCORP                                                                                1,310,850
       19,647 FINANSBANK AS TURKEY+                                                                                 72,050
       26,402 FIRST FINANCIAL BANKSHARE<<                                                                        1,179,377
      742,165 FIRST FINANCIAL HOLDING COMPANY LIMITED                                                              428,609
      353,589 FIRST HORIZON NATIONAL CORPORATION+<<                                                              3,564,179
      107,215 FIRST MIDWEST BANCORP INCORPORATED                                                                 1,177,221
      167,835 FIRSTMERIT CORPORATION                                                                             2,903,546
      171,477 FNB CORPORATION PA<<                                                                               1,332,376
       86,000 FUKUOKA FINANCIAL GROUP INCORPORATED                                                                 343,959
      307,178 FULTON FINANCIAL CORPORATION                                                                       2,543,434
       38,197 GETIN HOLDING SA+                                                                                    116,042
      109,739 GLACIER BANCORP INCORPORATED<<                                                                     1,518,788
        8,178 GREEK POSTAL SAVINGS BANK+                                                                            47,672
      113,400 GRUPO FINANCIERO BANORTE SA DE CV                                                                    405,767
      162,382 GRUPO FINANCIERO INBURSA SA DE CV                                                                    590,999
       47,000 GUNMA BANK LIMITED                                                                                   242,804
       25,204 HANA FINANCIAL GROUP INCORPORATED                                                                    648,547

                   138 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
       40,346 HANCOCK HOLDING COMPANY<<                                                                     $    1,098,218
       73,600 HANG SENG BANK LIMITED                                                                             1,009,561
       28,176 HDFC BANK LIMITED                                                                                  1,278,372
        4,397 HDFC BANK LIMITED ADR                                                                                702,641
        5,000 HIGASHI-NIPPON BANK LIMITED                                                                            9,285
      149,000 HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                260,719
       66,300 HONG LEONG BANK BHD+                                                                                 186,764
       68,900 HONG LOENG FINANCIAL GROUP BHD                                                                       190,794
    1,021,971 HSBC HOLDINGS PLC                                                                                 10,089,009
      727,649 HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                           427,040
      360,596 HUNTINGTON BANCSHARES INCORPORATED                                                                 1,907,553
       35,302 IBERIABANK CORPORATION<<                                                                           1,720,973
       75,905 ICICI BANK LIMITED                                                                                 1,577,643
       16,121 ICICI BANK LIMITED ADR                                                                               665,959
        9,142 INDIAN BANK                                                                                           48,285
       27,110 INDIAN OVERSEAS BANK+                                                                                 71,867
    9,036,103 INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                      6,563,263
       24,550 INDUSTRIAL BANK OF KOREA+                                                                            296,918
       31,351 INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                          81,010
          346 ING BANK SLASKI SA+                                                                                   88,416
       74,640 INTERNATIONAL BANCSHARES CORPORATION                                                               1,164,384
      586,891 INTESA SANPAOLO                                                                                    1,647,379
       49,378 INTESA SANPAOLO RNC                                                                                  111,883
       32,895 ISRAEL DISCOUNT BANK LIMITED+                                                                         58,045
       37,509 ITAUSA INVESTIMENTOS ITAU SA                                                                         265,473
       82,000 JOYO BANK LIMITED                                                                                    333,817
        2,668 JYSKE BANK+                                                                                           87,880
       76,000 KANSAI URBAN BANKING CORPORATION                                                                     114,891
      145,600 KASIKORNBANK PCL                                                                                     530,385
       50,409 KB FINANCIAL GROUP INCORPORATED                                                                    2,043,438
        7,751 KBC GROEP NV                                                                                         321,784
      443,050 KEYCORP                                                                                            3,265,279
        6,000 KIATNAKIN FINANCE                                                                                      6,279
       71,000 KIYO HOLDINGS                                                                                         97,191
        1,795 KOMERCNI BANKA                                                                                       346,344
       41,390 KOREA EXCHANGE BANK                                                                                  436,720
        1,838 KREDYT BANK SA                                                                                         8,416
      346,900 KRUNG THAI BANK PCL ADR                                                                              157,405
          961 LAURENTIAN BANK OF CANADA                                                                             41,906
          570 LIECHTENSTEIN LANDESBANK                                                                              37,616
        6,000 LIU CHONG HING BANK LIMITED                                                                           12,634
    2,274,500 LLOYDS TSB GROUP PLC                                                                               2,424,012
        3,708 LLOYDS TSB GROUP PLC ADR                                                                              15,574
       43,021 M&T BANK CORPORATION<<                                                                             3,684,318
      353,356 MALAYAN BANKING BHD                                                                                  944,715
      134,800 MALAYSIAN PLANTATIONS BHD                                                                            131,873
      264,626 MARSHALL & ILSLEY CORPORATION<<                                                                    1,733,300
       79,015 MB FINANCIAL INCORPORATED                                                                          1,183,645
    1,254,000 MEGA FINANCIAL HOLDING COMPANY LIMITED                                                               757,473
       90,100 METROPOLITAN BANK & TRUST COMPANY                                                                    127,522
    1,484,970 MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                        7,088,120
          440 MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                                        2,090
      143,000 MITSUI TRUST HOLDINGS INCORPORATED                                                                   507,249
       15,000 MIYAZAKI BANK LIMITED                                                                                 40,709
    2,051,600 MIZUHO FINANCIAL GROUP INCORPORATED                                                                3,150,296

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
      122,000 MIZUHO TRUST & BANKING COMPANY LIMITED                                                        $       98,750
      226,427 NATIONAL AUSTRALIA BANK LIMITED                                                                    4,673,690
        8,600 NATIONAL BANK OF CANADA                                                                              496,636
       30,258 NATIONAL BANK OF GREECE SA                                                                           381,911
       24,348 NATIONAL BANK OF GREECE SA ADR                                                                        60,140
      189,127 NATIONAL PENN BANCSHARES INCORPORATED<<                                                            1,098,828
        6,416 NATIONAL SOCIETE GENERALE BANK SAE+                                                                   38,256
       46,668 NATIXIS                                                                                              254,302
       20,509 NEDBANK GROUP LIMITED                                                                                390,325
      105,000 NISHI-NIPPON CITY BANK LIMITED                                                                       294,965
      145,574 NORDEA BANK AB                                                                                     1,304,771
      131,164 OLD NATIONAL BANCORP                                                                               1,209,332
       12,374 ORIENTAL BANK OF COMMERCE                                                                            111,640
       25,016 OTP BANK                                                                                             528,975
      284,842 OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                        1,821,896
       47,083 PACWEST BANCORP<<                                                                                    803,236
       17,788 PIRAEUS BANK SA                                                                                       92,422
       89,587 PKO BANK POLSKI SA                                                                                 1,080,147
       58,287 PNC FINANCIAL SERVICES GROUP                                                                       2,970,306
      996,047 POPULAR INCORPORATED                                                                               2,549,880
      268,394 PT BANK DANAMON INDONESIA TBK                                                                        158,927
      506,500 PT BANK PAN INDONESIA TBK+                                                                            62,787
      152,465 PUBLIC BANK BHD                                                                                      584,956
       91,000 PUBLIC BANK BHD FOREIGN MARKET                                                                       353,195
       15,371 PUNJAB NATIONAL BANK LIMITED                                                                         385,664
        2,580 RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                               105,442
      599,255 REGIONS FINANCIAL CORPORATION                                                                      3,853,210
       68,700 RESONA HOLDINGS INCORPORATED<<                                                                       680,376
       73,600 RHB CAPITAL BHD                                                                                      155,965
       82,400 ROYAL BANK OF CANADA                                                                               3,940,920
    1,001,717 ROYAL BANK OF SCOTLAND GROUP PLC                                                                     684,875
       27,700 SAPPORO HOLDINGS                                                                                     130,570
        4,996 SBERBANK OF RUSSIAN FEDERATION                                                                     1,382,393
       90,300 SENSHU IKEDA HOLDINGS INCORPORATED                                                                   127,910
           58 SEVEN BANK LIMITED                                                                                   110,325
       26,000 SHIGA BANK                                                                                           162,171
        1,000 SHIMIZU BANK LIMITED THE                                                                              42,257
       58,159 SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                            2,226,623
       88,000 SHINSEI BANK LIMITED<<                                                                                67,040
       75,000 SHIZUOKA BANK LIMITED                                                                                627,604
      107,800 SIAM CITY BANK PCL+                                                                                  110,228
      201,600 SIAM COMMERCIAL BANK PCL                                                                             608,762
    1,058,000 SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                           371,558
      100,840 SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                             628,788
       38,807 SOCIETE GENERALE                                                                                   1,975,980
       19,840 SOCIETE GENERALE ADR<<                                                                               202,368
          210 ST. GALLER KANTONALBANK                                                                               95,149
      150,066 STANDARD BANK GROUP LIMITED                                                                        2,126,969
       95,583 STANDARD CHARTERED PLC                                                                             2,563,142
       24,458 STATE BANK OF INDIA LIMITED                                                                        1,438,363
        4,768 STATE BANK OF INDIA LIMITED GDR<<                                                                    561,432
      154,031 STERLING BANCSHARES INCORPORATED (TEXAS)<<                                                           763,994
      149,100 SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                       4,438,747
          988 SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED ADR                                                       2,915
      178,000 SUMITOMO TRUST & BANKING COMPANY LIMITED                                                             947,102

                   140 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
       33,000 SURUGA BANK LIMITED                                                                           $      288,323
      201,914 SUSQUEHANNA BANCSHARES INCORPORATED<<                                                              1,597,140
       54,615 SVB FINANCIAL GROUP+<<                                                                             2,030,040
       27,900 SVENSKA HANDELSBANKEN                                                                                728,494
       47,200 SWEDBANK AB                                                                                          529,691
        3,160 SYDBANK AG+                                                                                           66,701
       18,615 SYNDICATE BANK                                                                                        43,016
      674,017 SYNOVUS FINANCIAL CORPORATION<<                                                                    1,388,475
      394,000 TA CHONG BANK LIMITED+                                                                                99,133
      795,563 TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                           325,338
      266,000 TAIWAN BUSINESS BANK+                                                                                 77,224
       67,598 TCF FINANCIAL CORPORATION<<                                                                          965,299
        1,100 THE AICHI BANK LIMITED                                                                                67,302
       19,000 THE AKITA BANK LIMITED                                                                                62,195
       14,000 THE AOMORI BANK LIMITED                                                                               35,496
       25,000 THE AWA BANK LIMITED                                                                                 161,588
        1,800 THE BANK OF IWATE LIMITED                                                                             83,669
       19,000 THE BANK OF NAGOYA LIMITED                                                                            66,492
        2,000 THE BANK OF OKINAWA LIMITED                                                                           76,896
       25,000 THE BANK OF SAGA LIMITED                                                                              71,122
        4,700 THE CHIBA KOGYO BANK LIMITED+                                                                         28,476
       23,000 THE CHUGOKU BANK LIMITED                                                                             271,039
        8,000 THE DAISAN BANK LIMITED                                                                               23,521
       39,000 THE DAISHI BANK LIMITED                                                                              139,733
       27,000 THE EHIME BANK LIMITED                                                                                70,384
       25,000 THE EIGHTEENTH BANK LIMITED                                                                           72,908
       32,000 THE FUKUI BANK LIMITED                                                                               110,082
       52,000 THE HACHIJUNI BANK LIMITED                                                                           282,252
       21,000 THE HIGO BANK LIMITED                                                                                112,487
       78,000 THE HIROSHIMA BANK LIMITED                                                                           311,963
       24,000 THE HOKKOKU BANK LIMITED                                                                             103,131
       21,000 THE HOKUETSU BANK LIMITED                                                                             37,246
       24,000 THE HYAKUGO BANK LIMITED                                                                             103,416
       29,000 THE HYAKUJUSHI BANK LIMITED                                                                          110,118
       34,000 THE IYO BANK LIMITED                                                                                 288,156
       35,000 THE JUROKU BANK LIMITED                                                                              116,653
       15,000 THE KAGOSHIMA BANK LIMITED                                                                            91,061
        2,400 THE KANTO TSUKUBA BANK LIMITED                                                                         7,399
       28,000 THE KEIYO BANK LIMITED                                                                               142,650
        5,000 THE MICHINOKU BANK LIMITED                                                                            10,237
        4,000 THE MIE BANK LIMITED                                                                                  10,808
        7,000 THE MINATO BANK LIMITED                                                                               11,249
        3,200 THE MUSASHINO BANK LIMITED                                                                            97,474
       28,000 THE NANTO BANK LIMITED                                                                               162,314
       33,000 THE OGAKI KYORITSU BANK LIMITED                                                                      102,524
       23,000 THE OITA BANK LIMITED                                                                                 75,289
       16,000 THE SAN-IN GODO BANK LIMITED                                                                         112,177
       28,000 THE SHIKOKU BANK LIMITED                                                                              89,989
        9,000 THE TOCHIGI BANK LIMITED                                                                              35,996
       21,000 THE TOHO BANK LIMITED                                                                                 59,993
        6,200 TISCO FINANCIAL GROUP PCL                                                                              6,835
    2,682,765 TMB BANK PCL                                                                                         231,458
        5,300 TOKYO TOMIN BANK LIMITED                                                                              57,473
       14,900 TOMONY HOLDINGS INCORPORATED                                                                          45,227
       50,431 TORONTO-DOMINION BANK                                                                              3,412,197

                   Wells Fargo Advantage Master Portfolios 141


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL BANKS (continued)
      535,675 TRANSCEND INFORMATION INCORPORATED                                                            $      334,442
       87,694 TRUSTMARK CORPORATION<<                                                                            1,672,325
       13,375 TURK EKONOMI BANKASI AS+                                                                              19,620
      282,061 TURKIYE GARANTI BANKASI AS                                                                         1,366,852
       47,994 TURKIYE HALK BANKASI AS                                                                              389,722
      187,410 TURKIYE IS BANKASI                                                                                   687,270
      111,274 TURKIYE VAKIFLAR BANKASI TAO                                                                         301,676
       41,648 UMB FINANCIAL CORPORATION                                                                          1,327,738
      174,762 UMPQUA HOLDINGS CORPORATION<<                                                                      1,817,525
    1,045,658 UNICREDITO ITALIANO SPA                                                                            2,454,105
       44,320 UNION BANK HONG KONG                                                                                 163,805
       27,062 UNION BANK OF INDIA                                                                                  189,273
       33,246 UNIONE DI BANCHE SCPA                                                                                291,547
       67,129 UNITED BANKSHARES INCORPORATED<<                                                                   1,544,638
        8,324 UNITED MIZRAHI BANK LIMITED+                                                                          68,203
      129,803 UNITED OVERSEAS BANK LIMITED                                                                       1,792,632
      211,863 US BANCORP                                                                                         4,406,750
          835 VALIANT HOLDING AG+                                                                                  163,505
       79,379 VALLEY NATIONAL BANCORP<<                                                                          1,034,308
      102,583 WEBSTER FINANCIAL CORPORATION                                                                      1,650,560
      543,020 WELLS FARGO & COMPANY (i)                                                                         12,788,121
       38,307 WESTAMERICA BANCORPORATION<<                                                                       1,941,399
      319,193 WESTPAC BANKING CORPORATION                                                                        6,162,499
      145,118 WHITNEY HOLDING CORPORATION<<                                                                      1,078,227
      137,220 WILMINGTON TRUST CORPORATION<<                                                                     1,207,536
       27,500 WING HANG BANK LIMITED                                                                               290,599
       47,017 WINTRUST FINANCIAL CORPORATION                                                                     1,352,209
       25,950 WOORI FINANCE HOLDINGS COMPANY LIMITED+                                                              291,123
        1,200 YACHIYO BANK LIMITED                                                                                  26,140
       16,000 YAMAGATA BANK LIMITED                                                                                 77,324
       28,000 YAMAGUCHI FINANCIAL GROUP                                                                            264,968
       18,000 YAMANASHI CHOU BANK LIMITED                                                                           73,063
       96,014 YAPI VE KREDI BANKASI AS+                                                                            286,712
       40,135 YES BANK LIMITED+                                                                                    265,519
       80,800 ZIONS BANCORPORATION<<                                                                             1,489,144
                                                                                                               301,590,410
                                                                                                            --------------
CONSUMER FINANCE: 0.28%
        9,370 ACOM COMPANY LIMITED                                                                                 141,426
        8,400 AEON CREDIT SERVICE COMPANY LIMITED                                                                   88,689
        2,600 AIFUL CORPORATION                                                                                      3,250
        6,000 ALLIED GROUP LIMITED                                                                                  21,366
      104,544 AMERICREDIT CORPORATION+                                                                           2,529,965
       36,400 CEDYNA FINANCIAL CORPORATION                                                                          63,259
       21,626 CREDIT SAISON COMPANY LIMITED                                                                        274,669
      274,268 DISCOVER FINANCIAL SERVICES                                                                        3,979,629
        4,600 HITACHI CAPITAL CORPORATION                                                                           64,940
       18,000 HONG LEONG SINGAPORE FINANCE LIMITED                                                                  40,502
       10,364 INTERNATIONAL PERSONAL FINANCE PLC                                                                    37,988
        5,000 JACCS COMPANY LIMITED                                                                                  9,166
       14,000 ORIENT CORPORATION+                                                                                    9,499
       11,400 ORIX CORPORATION                                                                                     857,612
       12,150 PROMISE COMPANY LIMITED                                                                               95,308
        6,375 PROVIDENT FINANCIAL PLC                                                                               81,052
        7,397 SAMSUNG CARD COMPANY LIMITED                                                                         330,086

                   142 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSUMER FINANCE (continued)
       15,921 SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                     $      243,012
      245,000 SLM CORPORATION+                                                                                   2,707,250
        9,810 TAKEFUJI CORPORATION<<                                                                                23,588
       15,516 THANACHART CAPITAL PCL                                                                                17,105
                                                                                                                11,619,361
                                                                                                            --------------
DIVERSIFIED FINANCIAL SERVICES: 1.90%
          904 ACKERMANS & VAN HAAREN NV+                                                                            61,301
       68,676 AFRICAN BANK INVESTMENTS LIMITED                                                                     301,709
      213,600 AMMB HOLDINGS BHD                                                                                    385,251
       19,054 ASX LIMITED                                                                                          493,483
       20,393 AYALA CORPORATION CLASS A                                                                            155,105
        9,936 BAJAJ AUTO LIMITED+                                                                                  157,605
    1,101,166 BANK OF AMERICA CORPORATION                                                                       13,709,517
           10 BANQUE NATIONALE DE BELGIQUE                                                                          47,357
      245,528 BMF BOVESPA SA                                                                                     1,789,471
        2,908 BOLSAS Y MARCADOS ESPANOLES                                                                           75,620
       42,500 BUND CENTER INVESTMENT                                                                                14,736
       39,400 BURSA MALAYSIA BHD                                                                                    90,021
        9,852 CATTLES PLC(a)                                                                                             0
        6,100 CENTURY LEASING SYSTEM INCORPORATED                                                                   78,492
       48,005 CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                          161,017
       74,000 CHINA EVERBRIGHT LIMITED                                                                             163,245
    2,338,000 CITIGROUP INCORPORATED+                                                                            8,697,360
        9,642 CME GROUP INCORPORATED                                                                             2,391,987
          549 CORPORATION FINANCIERA ALBA                                                                           22,889
       30,397 CRITERIA CAIXACORP SA<<                                                                              142,719
        1,000 D. CARNEGIE & COMPANY AB(a)+                                                                               0
       11,357 DEUTSCHE BOERSE AG                                                                                   693,990
       46,763 ECM LIBRA BERHAD(a)+                                                                                       0
        1,295 EURAZEO                                                                                               75,507
          158 FIMALAC                                                                                                5,955
      218,800 FIRST PACIFIC COMPANY LIMITED                                                                        162,861
      313,697 FIRSTRAND LIMITED                                                                                    822,205
      847,306 FUBON FINANCIAL HOLDING COMPANY LIMITED                                                              987,915
        1,800 FUYO GENERAL LEASE COMPANY LIMITED                                                                    47,266
          386 GIMV NV                                                                                               18,515
        4,409 GROUPE BRUXELLES LAMBERT SA                                                                          325,237
        9,000 GUOCO GROUP LIMITED                                                                                   91,229
      128,936 HACI OMER SABANCI HOLDING AS                                                                         582,599
        2,480 HELLENIC EXCHANGES SA HOLDING                                                                         15,557
      110,500 HONG KONG EXCHANGES & CLEARING LIMITED                                                             1,731,634
        2,700 IBJ LEASING COMPANY LIMITED                                                                           54,829
       16,704 IG GROUP HOLDINGS PLC                                                                                133,726
       23,070 INDIABULLS FINANCIAL SERVICES LIMITED                                                                 68,465
        9,600 INDUSTRIVARDEN AB CLASS A                                                                            114,617
        5,600 INDUSTRIVARDEN AB CLASS C+                                                                            64,398
      118,186 INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                   447,217
      222,846 ING GROEP NV                                                                                       1,981,895
       39,025 INTERCONTINENTAL EXCHANGE INCORPORATED+                                                            3,729,229
        7,600 INVESTOR AB A SHARES                                                                                 126,263
       24,521 INVESTOR AB B SHARES                                                                                 423,305
        9,000 JAPAN SECURITIES FINANCE COMPANY LIMITED                                                              51,101
      440,277 JPMORGAN CHASE & COMPANY                                                                          16,008,472
       25,027 K GREEN TRUST                                                                                         20,125

                   Wells Fargo Advantage Master Portfolios 143


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
DIVERSIFIED FINANCIAL SERVICES (continued)
       11,428 KINNEVIK INVESTMENT AB+                                                                       $      207,640
       25,753 KOTAK MAHINDRA BANK LIMITED                                                                          453,606
      102,456 LEUCADIA NATIONAL CORPORATION+<<                                                                   2,187,436
        5,823 LONDON STOCK EXCHANGE GROUP PLC                                                                       58,986
          850 LUNDBERGFORETAGEN AB+                                                                                 41,859
       31,243 MARFIN INVESTMENT GROUP SA                                                                            36,821
        5,280 MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                            187,920
      108,210 MOODY'S CORPORATION<<                                                                              2,287,559
      151,885 MSCI INCORPORATED+                                                                                 4,541,362
      222,700 MULPHA INTERNATIONAL BHD+                                                                             28,386
       85,370 MULTI-PURPOSE HOLDINGS BHD                                                                            57,400
       87,979 NASDAQ STOCK MARKET INCORPORATED+                                                                  1,575,704
        1,747 NATIONALE A PORTEFEUILLE                                                                              78,903
      130,622 NYSE EURONEXT (PARIS) INCORPORATED                                                                 3,623,454
       10,068 OKO BANK                                                                                             110,299
        4,500 ONEX CORPORATION                                                                                     118,498
        2,020 PARGESA HOLDING SA                                                                                   131,715
       84,222 PHH CORPORATION+<<                                                                                 1,558,949
       14,236 POWER FINANCE CORPORATION LIMITED                                                                    105,665
       11,605 RELIANCE CAPITAL LIMITED                                                                             187,101
       59,235 REMGRO LIMITED                                                                                       799,171
        1,117 RHJ INTERNATIONAL+                                                                                     8,974
          600 RICOH LEASING COMPANY LIMITED                                                                         14,105
       77,231 RMB HOLDINGS LIMITED                                                                                 349,032
       43,913 RURAL ELECTRIFICATION CORPORATION LIMITED                                                            306,476
      113,000 SINGAPORE EXCHANGE LIMITED                                                                           626,898
        4,259 SNS REAAL                                                                                             18,000
          862 SOFINA SA                                                                                             66,493
        3,367 TMX GROUP INCORPORATED                                                                                89,578
       11,190 WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                        119,469
                                                                                                                77,700,456
                                                                                                            --------------
INSURANCE: 3.71%
       36,888 ACE LIMITED                                                                                        1,972,401
       13,631 ADMIRAL GROUP PLC                                                                                    318,177
       81,365 AEGON NV                                                                                             416,358
       51,600 AFLAC INCORPORATED                                                                                 2,438,100
       15,670 AKSIGORTA AS                                                                                          19,394
       26,346 ALLIANZ AG                                                                                         2,702,342
            5 ALLIANZ AG ADR                                                                                            51
       20,578 ALLIED WORLD ASSURANCE HOLDINGS                                                                    1,036,514
       54,627 ALLSTATE CORPORATION                                                                               1,507,705
       39,461 AMERICAN FINANCIAL GROUP INCORPORATED                                                              1,135,293
       23,157 AMLIN PLC                                                                                            144,332
      225,475 AMP LIMITED                                                                                        1,011,050
       26,622 ARCH CAPITAL GROUP LIMITED+<<                                                                      2,124,436
       48,359 ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                          1,473,499
       49,650 ARTHUR J. GALLAGHER & COMPANY                                                                      1,233,803
       38,224 ASPEN INSURANCE HOLDINGS LIMITED                                                                   1,085,562
       80,206 ASSICURAZIONI GENERALI SPA                                                                         1,450,418
       56,399 ASSURANT INCORPORATED                                                                              2,061,947
       82,124 ASSURED GUARANTY LIMITED                                                                           1,268,816
      161,147 AVIVA PLC                                                                                            936,673
      106,126 AXA ASIA PACIFIC HOLDINGS LIMITED                                                                    519,312
      105,713 AXA SA                                                                                             1,643,079

                   144 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INSURANCE (continued)
       63,922 AXIS CAPITAL HOLDINGS LIMITED                                                                  $   1,973,911
       17,911 BAJAJ FINSERV                                                                                        182,632
        2,398 BALOISE HOLDING AG                                                                                   194,155
       26,836 BEAZLEY PLC                                                                                           46,014
        3,435 BRIT INSURANCE HOLDINGS NV                                                                            50,574
       60,655 BROWN & BROWN INCORPORATED                                                                         1,154,871
    1,098,100 CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                           1,580,271
       16,460 CATLIN GROUP LIMITED                                                                                  83,027
      124,000 CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                               384,972
      265,106 CHINA LIFE INSURANCE COMPANY+                                                                        215,170
      919,000 CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                       3,508,829
      109,000 CHINA PACIFIC INSURANCE+                                                                             391,650
       36,836 CHUBB CORPORATION                                                                                  2,030,400
       76,634 CINCINNATI FINANCIAL CORPORATION<<                                                                 2,044,595
          832 CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED+                                                           17,942
        7,344 CNP ASSURANCES                                                                                       124,710
          741 DAI ICHI MUTUAL LIFE INSURANCE                                                                       875,864
       75,353 DELPHI FINANCIAL GROUP CLASS A                                                                     1,680,372
        3,519 DELTA LLOYD NV                                                                                        60,002
       24,658 DISCOVERY HOLDINGS LIMITED                                                                           117,121
        5,030 DONGBU INSURANCE COMPANY LIMITED+                                                                    141,599
       24,578 ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                 905,454
       13,890 ERIE INDEMNITY COMPANY<<                                                                             729,225
          728 EULER HERMES SA                                                                                       55,354
       30,389 EVEREST REINSURANCE GROUP LIMITED                                                                  2,404,985
        1,200 FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                   475,893
      116,314 FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                         1,687,716
      188,042 FIRST AMERICAN FINANCIAL                                                                           2,788,663
        1,751 FONDIARIA SAI SPA+                                                                                    16,620
        1,309 FONDIARIA-SAI SPA RSP+                                                                                 7,863
      124,524 FORTIS                                                                                               315,448
        6,000 FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                           7,571
      246,398 GENWORTH FINANCIAL INCORPORATED+                                                                   2,668,490
        6,000 GREAT EASTERN HOLDINGS LIMITED                                                                        70,646
       14,500 GREAT-WEST LIFECO INCORPORATED                                                                       333,146
        2,305 GRUPO CATALANA OCCIDENTE SA                                                                           38,937
        2,795 HANNOVER RUECKVERSICHERUNG AG                                                                        123,986
          438 HAREL INSURANCE INVESTMENTS & FINANCES LIMITED+                                                       20,212
       62,882 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                     1,267,701
       56,025 HCC INSURANCE HOLDINGS INCORPORATED                                                                1,413,511
          249 HELVETIA HOLDING AG                                                                                   81,426
       60,836 HORACE MANN EDUCATORS CORPORATION                                                                    997,710
        8,230 HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED+                                                     144,157
        3,839 INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                      108,364
      208,157 INSURANCE AUSTRALIA GROUP LIMITED                                                                    637,079
        4,404 INTACT FINANCIAL CORPORATION                                                                         183,288
       13,014 IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC                                                             23,913
        7,925 JARDINE LLOYD THOMPSON GROUP PLC                                                                      70,312
       26,440 KOREA LIFE INSURANCE                                                                                 176,649
       10,787 KOREA REINSURANCE COMPANY+                                                                            96,722
      322,616 LEGAL & GENERAL GROUP PLC                                                                            458,414
       28,345 LIBERTY HOLDINGS LIMITED+                                                                            269,037
      152,360 LINCOLN NATIONAL CORPORATION                                                                       3,559,130
       38,454 LOEWS CORPORATION                                                                                  1,351,274
        6,000 LPI CAPITAL BHD                                                                                       22,867

                   Wells Fargo Advantage Master Portfolios 145


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INSURANCE (continued)
      104,200 MANULIFE FINANCIAL CORPORATION                                                                $    1,159,895
       38,330 MAPFRE SA                                                                                            110,117
        5,202 MARKEL CORPORATION+                                                                                1,704,799
       57,909 MARSH & MCLENNAN COMPANIES INCORPORATED                                                            1,373,601
      251,805 MBIA INCORPORATED+<<                                                                               2,356,895
        9,857 MEDIOLANUM SPA<<                                                                                      36,475
        1,664 MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                   17,787
       12,822 MERCURY GENERAL CORPORATION                                                                          502,879
       64,226 METLIFE INCORPORATED                                                                               2,414,898
       10,202 MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED+                                                         17,841
        8,878 MILANO ASSICURAZIONI SPA                                                                              15,402
       84,300 MILLEA HOLDINGS INCORPORATED                                                                       2,261,781
       59,800 MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                              1,339,645
      120,617 MONTPELIER RE HOLDINGS LIMITED<<                                                                   1,910,573
       10,925 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                      1,395,547
       42,251 NIB HOLDINGS LIMITED                                                                                  47,740
      177,000 NKSJHOLDINGS INCORPORATED                                                                            990,239
      301,957 OLD MUTUAL PLC                                                                                       588,759
      121,285 OLD REPUBLIC INTERNATIONAL CORPORATION<<                                                           1,550,791
       39,465 PARTNERRE LIMITED                                                                                  2,938,169
      280,000 PICC PROPERTY & CASUALTY COMPANY LIMITED+                                                            320,360
      215,000 PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED(a)                                                1,806,381
       69,805 PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                             2,806,859
       18,700 POWER CORPORATION OF CANADA                                                                          461,033
       12,100 POWER FINANCIAL CORPORATION                                                                          323,052
        7,115 POWSZECHNY ZAKLAD UBEZPIECZE                                                                         850,197
      151,427 PRINCIPAL FINANCIAL GROUP INCORPORATED                                                             3,490,392
       42,793 PROASSURANCE CORPORATION+                                                                          2,265,889
       69,400 PROGRESSIVE CORPORATION                                                                            1,374,120
      138,265 PROTECTIVE LIFE CORPORATION                                                                        2,582,790
       51,262 PRUDENTIAL FINANCIAL INCORPORATED                                                                  2,592,319
      147,007 PRUDENTIAL PLC                                                                                     1,276,089
      110,838 QBE INSURANCE GROUP LIMITED                                                                        1,626,122
       36,698 REINSURANCE GROUP OF AMERICA INCORPORATED                                                          1,605,171
       28,625 RENAISSANCERE HOLDINGS LIMITED<<                                                                   1,625,614
       22,495 RLI CORPORATION<<                                                                                  1,180,088
      186,573 ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                             352,236
       28,154 SAMPO OYJ                                                                                            678,242
        5,370 SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED+                                                     857,749
      209,283 SANLAM LIMITED                                                                                       660,637
        8,724 SCOR REGROUPE                                                                                        189,768
       79,396 SELECTIVE INSURANCE GROUP INCORPORATED                                                             1,179,825
    1,133,192 SHIN KONG FINANCIAL HOLDING COMPANY LIMITED+                                                         376,740
        2,034 SOCIETA CATTOLICA DI ASSICURAZIONI - SOCIETA COOPERATIVA+                                             47,737
           93 SONY FINANCIAL HOLDINGS INCORPORATED                                                                 304,428
        7,786 ST. JAMES'S PLACE PLC                                                                                 30,509
       73,755 STANCORP FINANCIAL GROUP INCORPORATED<<                                                            2,627,891
      121,617 STANDARD LIFE PLC                                                                                    380,124
       16,400 STOREBRAND ASA                                                                                        81,280
       33,000 SUN LIFE FINANCIAL INCORPORATED                                                                      774,905
      135,770 SUNCORP-METWAY LIMITED                                                                             1,008,635
        1,964 SWISS LIFE HOLDING                                                                                   204,863
       19,861 SWISS REINSURANCE                                                                                    823,588
       36,400 T&D HOLDINGS INCORPORATED                                                                            692,384

                   146 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INSURANCE (continued)
       13,847 TAIWAN LIFE INSURANCE COMPANY LIMITED+                                                        $       13,962
       54,624 THE TRAVELERS COMPANIES INCORPORATED                                                               2,675,484
          650 TOPDANMARK AS+                                                                                        74,687
       41,727 TORCHMARK CORPORATION                                                                              2,059,227
       30,246 TOWER AUSTRALIA GROUP LIMITED+                                                                        57,856
       52,203 TOWER GROUP INCORPORATED<<                                                                         1,120,276
       32,002 TRANSATLANTIC HOLDING INCORPORATED                                                                 1,525,535
        1,268 TRYGVESTA A/S                                                                                         67,992
       36,511 UNIPOL SPA                                                                                            24,384
       71,108 UNITRIN INCORPORATED                                                                               1,692,370
      166,953 UNUM GROUP                                                                                         3,347,408
       43,470 VALIDUS HOLDINGS LIMITED                                                                           1,107,181
       67,512 W.R. BERKLEY CORPORATION<<                                                                         1,778,941
        4,195 WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                             1,273,518
        1,746 WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                         82,199
       84,901 WILLIS GROUP HOLDINGS                                                                              2,468,921
      172,567 XL GROUP PLC                                                                                       3,090,675
        2,204 YAPI KREDI SIGORTA AS+                                                                                16,454
        7,260 ZURICH FINANCIAL SERVICES AG                                                                       1,618,975
       11,963 ZURICH FINANCIAL SERVICES AG ADR                                                                     266,416
                                                                                                               151,424,017
                                                                                                            --------------
REAL ESTATE INVESTMENT TRUSTS: 4.33%
      147,855 ABACUS PROPERTY GROUP                                                                                 53,934
          102 ADVANCE RESIDENCE INVESTMENT REIT+                                                                   159,052
       58,316 ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                     4,045,381
       84,815 AMB PROPERTY CORPORATION<<                                                                         2,017,749
       80,730 AMP NZ OFFICE TRUST                                                                                   40,531
      312,534 ANNALY CAPITAL MANAGEMENT INCORPORATED                                                             5,431,841
        8,009 ARDENT LEISURE GROUP+                                                                                  6,591
      129,000 ASCENDAS REIT                                                                                        196,997
       17,805 BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                   4,515
          354 BEFIMMO SCA SICAFI                                                                                    26,468
      176,821 BIOMED REALTY TRUST INCORPORATED                                                                   3,021,871
           11 BLIFE INVESTMENT CORPORATION REIT                                                                     57,219
          955 BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                39,934
       19,889 BOSTON PROPERTIES INCORPORATED                                                                     1,618,965
      204,626 BRANDYWINE REALTY TRUST                                                                            2,248,840
       99,341 BRE PROPERTIES INCORPORATED                                                                        4,061,060
       53,596 BRITISH LAND COMPANY PLC                                                                             375,150
       35,322 BUNNINGS WAREHOUSE PROPERTY TRUST                                                                     57,981
        1,567 CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                 33,960
       33,210 CAMDEN PROPERTY TRUST                                                                              1,519,690
          740 CANADIAN APARTMENT PROPERTIES                                                                         11,554
        1,306 CANADIAN REAL ESTATE INVESTMENT TRUST                                                                 38,175
      203,464 CAPITACOMMERICAL TRUST                                                                               210,144
      271,636 CAPITAMALL TRUST                                                                                     388,767
      400,000 CATHAY NO 1 REIT+                                                                                    139,477
      214,709 CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                         2,619,450
       52,000 CDL HOSPITALITY TRUSTS                                                                                76,724
      182,404 CFS RETAIL PROPERTY TRUST                                                                            314,021
      178,653 CHAMPION REIT                                                                                         87,733
       48,461 CHARTER HALL GROUP                                                                                    25,223
    1,102,967 CHIMERA INVESTMENT CORPORATION                                                                     4,334,660
          517 COFINIMMO SA                                                                                          61,815

                   Wells Fargo Advantage Master Portfolios 147


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE INVESTMENT TRUSTS (continued)
      103,795 COLONIAL PROPERTIES TRUST<<                                                                   $    1,646,189
      148,306 COMMONWEALTH PROPERTY OFFICE FUND                                                                    124,691
      100,605 COMMONWEALTH REIT<<                                                                                2,426,593
        3,897 CORIO NV                                                                                             223,614
       77,795 CORPORATE OFFICE PROPERTIES TRUST<<                                                                2,808,400
            7 COUSINS PROPERTIES INCORPORATED                                                                           46
      192,649 CROMWELL GROUP                                                                                       124,265
           24 DA OFFICE INVESTMENT CORPORATION                                                                      65,449
      440,751 DB RREEF TRUST                                                                                       325,473
      328,857 DCT INDUSTRIAL TRUST INCORPORATED<<                                                                1,522,608
        4,612 DERWENT VALLEY HOLDINGS PLC                                                                           99,732
      294,284 DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                        3,048,782
      235,644 DIAMONDROCK HOSPITALITY+<<                                                                         2,064,241
       44,984 DIGITAL REALITY TRUST INCORPORATED<<                                                               2,666,202
      189,161 DOUGLAS EMMETT INCORPORATED<<                                                                      3,049,275
      120,755 DUKE REALTY CORPORATION                                                                            1,353,664
       34,377 EASTGROUP PROPERTIES INCORPORATED                                                                  1,211,789
       72,398 ENTERTAINMENT PROPERTIES TRUST<<                                                                   3,119,630
       40,093 EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                           2,074,011
       30,300 EQUITY RESIDENTIAL                                                                                 1,388,649
       17,266 ESSEX PROPERTY TRUST INCORPORATED<<                                                                1,826,225
        1,592 EUROCOMMERCIAL PROPERTIES NV                                                                          61,270
       32,295 FEDERAL REALTY INVESTMENT TRUST                                                                    2,560,671
        1,089 FONCIERE DES REGIONS                                                                                 101,571
      108,357 FRANKLIN STREET PROPERTIES CORPORATION<<                                                           1,271,028
           14 FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                          109,154
            7 FUKUOKA REIT CORPORATION                                                                              44,745
          973 GECINA SA                                                                                             97,015
           14 GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                        106,487
       28,124 GOODMAN PROPERTY TRUST                                                                                18,238
      207,193 GPT GROUP                                                                                            551,176
       14,876 GREAT PORTLAND ESTATES PLC                                                                            72,163
        3,671 H&R REAL ESTATE INVESTMENT TRUST                                                                      65,925
       36,904 HAMMERSON PLC                                                                                        203,526
            3 HANKYU REIT INCORPORATED                                                                              12,927
       56,358 HATTERAS FINANCIAL CORPORATION<<                                                                   1,633,255
      148,198 HCP INCORPORATED<<                                                                                 5,219,534
       62,040 HEALTH CARE REIT INCORPORATED                                                                      2,850,118
       97,020 HEALTHCARE REALTY TRUST INCORPORATED                                                               2,271,238
      111,500 HIGHWOODS PROPERTIES INCORPORATED<<                                                                3,487,720
       47,969 HOME PROPERTIES INCORPORATED<<                                                                     2,422,435
      192,157 HOSPITALITY PROPERTIES TRUST                                                                       3,756,669
      331,993 HOST HOTELS & RESORTS INCORPORATED<<                                                               4,359,068
          881 ICADE                                                                                                 83,533
      248,764 ING INDUSTRIAL FUND                                                                                  100,703
      217,512 ING OFFICE FUND                                                                                      116,112
       26,820 ING PROPERTY TRUST                                                                                    13,091
           13 JAPAN EXCELLENT INCORPORATED                                                                          62,207
           12 JAPAN LOGISTICS FUND INCORPORATED<<                                                                   90,846
          103 JAPAN PRIME REALTY INVESTMENT CORPORATION                                                            229,638
           52 JAPAN REAL ESTATE INVESTMENT CORPORATION                                                             461,755
          155 JAPAN RETAIL FUND INVESTMENT CORPORATION                                                             207,749
       13,000 K-REIT ASIA                                                                                           11,509
           20 KENEDIX REALTY INVESTMENT                                                                             69,992
       81,443 KILROY REALTY CORPORATION<<                                                                        2,533,692

                   148 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE INVESTMENT TRUSTS (continued)
      202,620 KIMCO REALTY CORPORATION                                                                      $    3,021,064
       86,871 KIWI INCOME PROPERTY TRUST                                                                            58,152
        4,808 KLEPIERRE                                                                                            146,809
       42,404 LAND SECURITIES GROUP PLC                                                                            397,676
      108,716 LASALLE HOTEL PROPERTIES                                                                           2,290,646
      163,843 LEXINGTON CORPORATE PROPERTIES TRUST<<                                                             1,092,833
       26,296 LIBERTY INTERNATIONAL PLC                                                                            133,650
       57,116 LIBERTY PROPERTY TRUST                                                                             1,734,613
       65,432 MACERICH COMPANY<<                                                                                 2,710,193
       38,743 MACK-CALI REALTY CORPORATION                                                                       1,195,222
      391,207 MACQUAIRE OFFICE TRUST                                                                                85,274
      151,575 MACQUARIE COUNTRYWIDE TRUST                                                                           80,240
      567,699 MACQUARIE GOODMAN GROUP                                                                              320,727
       46,000 MACQUARIE MEAG PRIME REIT                                                                             19,513
       71,000 MAPLETREE LOGISTICS TRUST                                                                             43,999
        3,326 MERCIALYS SA                                                                                         108,681
      436,661 MFA MORTGAGE INVESTMENTS INCORPORATED                                                              3,218,192
            5 MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                         10,778
       39,746 MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                   2,244,457
      352,422 MIRVAC GROUP                                                                                         420,157
            5 MORI HILLS REIT INVESTMENT CORPORATION                                                                10,118
           18 MORI TRUST SOGO REIT INCORPORATED                                                                    148,911
      129,753 NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                          3,160,783
       60,419 NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                          2,324,319
           11 NIPPON ACCOMMODATIONS FUND INCORPORATED                                                               63,897
           61 NIPPON BUILDING FUND INCORPORATED                                                                    516,986
           38 NIPPON COMMERCIAL INVESTMENT CORPORATION                                                              39,172
           26 NOMURA REAL ESTATE OFFICE FUND                                                                       129,056
      144,817 OMEGA HEALTHCARE INVESTORS INCORPORATED                                                            3,106,325
           23 ORIX JREIT INCORPORATED                                                                              108,553
       33,000 PARKWAY LIFE REAL ESTATE INVESTMENT TRUST                                                             38,466
       82,100 PLUM CREEK TIMBER COMPANY<<                                                                        2,829,987
       75,465 POST PROPERTIES INCORPORATED<<                                                                     1,916,811
       62,225 POTLATCH CORPORATION<<                                                                             2,084,538
           14 PREMIER INVESTMENT COMPANY                                                                            60,659
      238,657 PROLOGIS                                                                                           2,589,428
       20,582 PUBLIC STORAGE INCORPORATED CLASS D                                                                2,017,448
       60,713 REALTY INCORPORATEDOME CORPORATION<<                                                               1,978,637
      108,663 REDWOOD TRUST INCORPORATED                                                                         1,500,636
       41,549 REGENCY CENTERS CORPORATION<<                                                                      1,514,877
        5,439 RIOCAN REAL ESTATE INVESTMENT TRUST                                                                  106,500
       39,604 SEGRO PLC                                                                                            164,237
      197,739 SENIOR HOUSING PROPERTIES TRUST                                                                    4,646,867
       11,203 SHAFTESBURY PLC                                                                                       71,647
          241 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE
              COMMERCE+                                                                                             26,540
       42,186 SIMON PROPERTY GROUP INCORPORATED                                                                  3,815,724
       39,320 SL GREEN REALTY CORPORATION<<                                                                      2,370,210
      240,791 STOCKLAND AUSTRALIA                                                                                  844,073
      147,763 SUNSTONE HOTEL INVESTORS INCORPORATED+<<                                                           1,266,329
      170,000 SUNTEC REIT                                                                                          178,089
       53,173 TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                       2,457,656
       72,059 TAUBMAN CENTERS INCORPORATED<<                                                                     2,989,728
      249,149 THE LINK REIT                                                                                        727,068
           17 TOKYU REIT INCORPORATED                                                                               92,477
           21 TOP REIT INCORPORATED                                                                                112,612
        5,314 UNIBAIL - RODAMCO SA                                                                               1,002,044

                   Wells Fargo Advantage Master Portfolios 149


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE INVESTMENT TRUSTS (continued)
           19 UNITED URBAN INVESTMENT CORPORATION                                                           $      123,033
          983 VASTNED RETAIL NV                                                                                     53,167
       78,934 VENTAS INCORPORATED                                                                                3,986,956
       94,610 WASHINGTON REAL ESTATE INVESTMENT TRUST<<                                                          2,898,850
       58,514 WEINGARTEN REALTY INVESTORS<<                                                                      1,180,813
        1,030 WERELDHAVE NV                                                                                         84,921
      233,084 WESTFIELD GROUP                                                                                    2,594,260
                                                                                                               177,018,044
                                                                                                            --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.87%
        7,900 AEON MALL COMPANY LIMITED                                                                            181,114
          534 AFRICA ISRAEL INVESTMENTS LIMITED                                                                      2,800
      148,000 AGILE PROPERTY HOLDINGS LIMITED                                                                      172,948
       65,000 ALLGREEN PROPERTIES LIMITED+                                                                          48,912
       17,000 ASCENDAS INDIA TRUST                                                                                  12,040
       10,857 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                                   57,084
        1,011 ATRIUM LJUNGBERG AB                                                                                    8,856
       22,783 AUSTRALAND PROPERTY GROUP                                                                             56,148
      611,000 AYALA LAND INCORPORATED                                                                              220,908
        6,222 BENI STABILI SPA                                                                                       4,810
       29,850 BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                             768,119
      130,614 BROOKFIELD PROPERTIES CORPORATION<<                                                                1,888,637
       17,000 BUKIT SEMBAWANG ESTATES LIMITED                                                                       58,820
      150,000 C C LAND HOLDINGS LIMITED                                                                             60,164
        3,951 CA IMMOBILIEN ANLAGEN AG+                                                                             46,564
       26,296 CAPITAL + COUNTIES PROPERTIE                                                                          47,548
      270,500 CAPITALAND LIMITED                                                                                   780,269
      136,000 CAPITAMALLS ASIA LIMITED                                                                             210,697
        7,600 CASTELLUM AB                                                                                          77,835
      260,000 CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                       120,122
       53,000 CENT PATTANA PUBLIC COMPANY+                                                                          50,807
      158,000 CHEUNG KONG HOLDINGS LIMITED                                                                       1,988,520
      474,480 CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                           1,012,549
      196,000 CHINA RESOURCES LAND LIMITED                                                                         374,929
           80 CHINA VANKE COMPANY LIMITED CLASS B                                                                       98
       43,696 CHINESE ESTATES HOLDINGS LIMITED                                                                      75,947
       52,000 CITY DEVELOPMENTS LIMITED                                                                            419,683
        8,904 CITYCON OYJ                                                                                           30,127
        3,761 CONWERT IMMOBILIEN INVEST SE+                                                                         43,529
      528,973 COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                              158,445
        5,400 DAIBIRU CORPORATION                                                                                   39,852
       29,000 DAIKYO INCORPORATED                                                                                   40,733
       10,200 DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                             585,216
       62,000 DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                 581,550
        1,898 DEUTSCHE EUROSHOP AG                                                                                  56,174
       97,256 DLF LIMITED                                                                                          624,287
       26,597 ECHO INVESTMENT+                                                                                      38,633
          816 ELBIT IMAGING LIMITED+                                                                                10,045
        7,000 FABEGE AB                                                                                             49,009
      123,357 FAR EAST CONSORTIUM                                                                                   36,157
       49,000 FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                            105,850
        1,089 FIRST CAPITAL REALTY INCORPORATED                                                                     15,033
          638 FIRSTSERVICE CORPORATION+                                                                             13,306
       88,703 FKP PROPERTY GROUP                                                                                    60,373

                   150 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
      188,153 FOREST CITY ENTERPRISES INCORPORATED+                                                         $    2,120,484
      350,000 FRANSHION PROPERTIES CHINA LIMITED                                                                   100,787
          956 GAGFAH SA                                                                                              6,843
        4,376 GAZIT GLOBE LIMITED                                                                                   42,865
       14,498 GLOBE TRADE CENTRE SA+                                                                               104,331
        1,440 GOLDCREST COMPANY LIMITED                                                                             30,014
      273,900 GOLDEN LAND PROPERTY PCL+                                                                             36,234
        7,618 GRAINGER PLC                                                                                          12,782
       30,032 GREAT EAGLE HOLDINGS LIMITED                                                                          81,655
       56,000 GREENTOWN CHINA HOLDINGS LIMITED                                                                      60,040
       14,666 GUOCOLAND LIMITED                                                                                     23,154
       95,000 HANG LUNG GROUP LIMITED                                                                              567,893
      196,000 HANG LUNG PROPERTIES LIMITED                                                                         875,591
        6,500 HEIWA REAL ESTATE COMPANY LIMITED                                                                     15,552
          945 HELIOPOLIS HOUSING+                                                                                    4,803
      106,318 HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                           650,585
      111,000 HIGHWEALTH CONSTRUCTION CORPORATION                                                                  176,025
       33,600 HKR INTERNATIONAL LIMITED                                                                             13,174
      122,000 HONGKONG LAND HOLDINGS LIMITED                                                                       655,140
       65,000 HOPEWELL HOLDINGS                                                                                    204,307
       56,000 HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                   65,368
       33,352 HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED+                                                        178,849
       59,338 HUAKU DEVELOPMENT COMPANY LIMITED                                                                    154,486
       20,000 HUANG HSIANG CONSTRUCTION COMPANY                                                                     39,083
        5,000 HUFVUDSTADEN AB                                                                                       43,496
       17,300 HULIC COMPANY LIMITED                                                                                119,026
       62,183 HYSAN DEVELOPMENT COMPANY LIMITED                                                                    197,051
       88,400 IGB CORPORATION BHD+                                                                                  52,114
       40,400 IJM LAND BHD+                                                                                         29,095
       15,082 IMMOEAST ANSPR NACHB(a)                                                                                    0
       19,870 IMMOFINANZ ANSPR NACHB(a)                                                                                  0
       52,222 IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                     170,740
       43,692 INDIABULLS REAL ESTATE LIMITED+                                                                      155,439
        2,767 IVG IMMOBILIEN AG                                                                                     18,129
       23,274 JONES LANG LASALLE INCORPORATED<<                                                                  1,757,420
      148,982 K WAH INTERNATIONAL HOLDINGS LIMITED                                                                  49,413
          127 KENEDIX INCORPORATED                                                                                  20,711
       66,729 KEPPEL LAND LIMITED                                                                                  191,006
       61,553 KERRY PROPERTIES LIMITED                                                                             310,188
       29,000 KLCC PROPERTY HOLDINGS BHD                                                                            30,496
       12,000 KOWLOON DEVELOPMENT COMPANY LIMITED                                                                   12,465
        3,102 KUNGSLEDEN                                                                                            20,270
      103,000 KWG PROPERTY HOLDING LIMITED                                                                          71,900
      380,700 LAND AND HOUSES PCL                                                                                   75,422
       53,319 LEND LEASE CORPORATION LIMITED                                                                       329,219
       12,200 LEOPALACE21 CORPORATION<<                                                                             26,285
    1,548,000 LIPPO KARAWACI TBK PT+                                                                                85,667
        2,676 MEDINET NASR HOUSING+                                                                                 13,423
          700 MI DEVELOPMENTS INCORPORATED                                                                           7,858
       56,000 MIDLAND HOLDINGS LIMITED                                                                              44,634
      148,189 MITSUBISHI ESTATE COMPANY LIMITED                                                                  2,227,862
       94,000 MITSUI FUDOSAN COMPANY LIMITED                                                                     1,525,080
      168,000 NEW WORLD CHINA LAND LIMITED                                                                          55,289
      269,189 NEW WORLD DEVELOPMENT LIMITED                                                                        431,879
        7,900 NOMURA REAL ESTATE HOLDING INCORPORATED                                                              104,569
          106 NTT URBAN DEVELOPMENT CORPORATION                                                                     82,645

                   Wells Fargo Advantage Master Portfolios 151


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
       46,809 PALM HILLS DEVELOPMENTS SAE+                                                                  $       42,497
       19,918 PEET LIMITED                                                                                          34,290
      169,000 POLY HONG KONG INVESTMENTS                                                                           180,325
        1,875 PSP SWISS PROPERTY AG                                                                                126,878
      372,100 ROBINSONS LAND COMPANY+                                                                              115,666
       57,000 RUENTEX DEVELOPMENT COMPANY LIMITED                                                                   91,815
        2,690 SAVILLS PLC                                                                                           12,814
      168,500 SHIMAO PROPERTY HOLDING LIMITED                                                                      273,369
        1,300 SHOEI                                                                                                  9,207
      174,778 SHUI ON LAND LIMITED                                                                                  76,843
       14,000 SINGAPORE LAND LIMITED                                                                                70,026
      185,383 SINO LAND COMPANY                                                                                    323,638
      364,099 SINO-OCEAN LAND HOLDINGS LIMITED                                                                     255,097
      454,563 SM PRIME HOLDINGS INCORPORATED                                                                       109,432
      181,000 SOHO CHINA LIMITED                                                                                   115,877
       58,850 SP SETIA BHD                                                                                          81,201
          360 SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                            15,191
       51,000 SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                        973,134
      148,895 SUN HUNG KAI PROPERTIES LIMITED                                                                    2,086,396
        3,148 SUN HUNG KAI PROPERTIES LIMITED ADR<<                                                                 44,135
          600 SURUGA CORPORATION(a)+                                                                                     0
       65,500 SWIRE PACIFIC LIMITED A SHARES                                                                       789,410
      100,000 SWIRE PACIFIC LIMITED B SHARES                                                                       227,286
        2,858 SWISS PRIME SITE AG                                                                                  186,217
       34,080 TA GLOBAL BHD                                                                                          4,018
      105,976 TALAAT MOUSTAFA GROUP+                                                                               134,662
        1,600 THE SANKEI BUILDING COMPANY LIMITED                                                                    8,761
       48,626 THE ST. JOE COMPANY+<<                                                                             1,170,914
       81,399 TIAN AN CHINA INVESTMENT                                                                              54,833
        4,500 TOC COMPANY LIMITED                                                                                   18,266
       37,000 TOKYO TATEMONO COMPANY LIMITED                                                                       129,485
       45,000 TOKYU LAND CORPORATION                                                                               177,836
          600 TOKYU LIVABLE INCORPORATED                                                                             6,699
       64,875 UEM LAND HOLDINGS BHD+                                                                                34,524
      203,870 UNITECH LIMITED                                                                                      336,099
      216,000 UNITED ENERGY GROUP LIMITED+                                                                          18,049
       40,000 UNITED INDUSTRIAL CORPORATION LIMITED SGD+                                                            64,035
       57,000 UNITED OVERSEAS LAND LIMITED                                                                         167,783
      146,500 WHARF HOLDINGS LIMITED                                                                               788,176
      105,000 WHEELOCK & COMPANY                                                                                   303,037
       10,000 WHEELOCK PROPERTIES (SINGAPORE) LIMITED+                                                              13,205
       51,000 WING TAI HOLDINGS LIMITED                                                                             60,952
       61,000 YANLORD LAND GROUP LIMITED                                                                            79,203
                                                                                                                35,525,364
                                                                                                            --------------
THRIFTS & MORTGAGE FINANCE: 0.63%
      137,422 ASTORIA FINANCIAL CORPORATION<<                                                                    1,657,309
       10,357 CAPITOL FEDERAL FINANCIAL<<                                                                          265,761
      324,635 FIRST NIAGARA FINANCIAL GROUP INCORPORATED<<                                                       3,665,129
        2,068 GENWORTH MI CANADA INCORPORATED                                                                       51,198
        1,479 HOME CAPITAL GROUP INCORPORATED                                                                       59,917
      185,680 HOUSING DEVELOPMENT FINANCE CORPORATION                                                            2,474,944
      246,034 HUDSON CITY BANCORP INCORPORATED<<                                                                 2,835,542
       11,318 LIC HOUSING FINANCE LIMITED                                                                          289,350
      312,139 MGIC INVESTMENT CORPORATION+<<                                                                     2,253,644

                   152 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
THRIFTS & MORTGAGE FINANCE (continued)
      219,611 NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                     $    3,489,619
      154,920 NEWALLIANCE BANCSHARES INCORPORATED                                                                1,896,221
       16,492 PARAGON GROUP OF COMPANIES PLC                                                                        34,297
      188,699 PEOPLE'S UNITED FINANCIAL INCORPORATED                                                             2,400,251
       85,191 PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                          977,141
       44,038 TFS FINANCIAL CORPORATION                                                                            404,709
      115,666 TRUSTCO BANK CORPORATION NEW YORK SHARES                                                             615,343
      171,815 WASHINGTON FEDERAL INCORPORATED                                                                    2,451,800
                                                                                                                25,822,175
                                                                                                            --------------
HEALTH CARE: 9.03%
BIOTECHNOLOGY: 1.48%
       48,127 ACORDA THERAPEUTICS INCORPORATED+<<                                                                1,449,585
        6,746 ACTELION LIMITED+                                                                                    289,176
       47,494 ALEXION PHARMACEUTICALS INCORPORATED+                                                              2,681,986
      124,816 ALKERMES INCORPORATED+                                                                             1,655,060
      139,600 AMGEN INCORPORATED+                                                                                7,125,184
       68,996 AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                             1,417,178
          184 BASILEA PHARMACEUTICA+                                                                                10,584
          929 BB BIOTECH AG                                                                                         50,282
        8,634 BIOCON LIMITED                                                                                        62,387
       35,807 BIOGEN IDEC INCORPORATED+<<                                                                        1,926,417
      134,162 BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                            2,722,147
       16,423 BIOTA HOLDINGS LIMITED                                                                                13,589
      123,362 CELERA CORPORATION+<<                                                                                814,189
       67,178 CELGENE CORPORATION+<<                                                                             3,461,011
       39,576 CEPHALON INCORPORATED+<<                                                                           2,240,397
       75,813 CEPHEID INCORPORATED+<<                                                                            1,115,209
      702,000 CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                 40,159
        3,169 CRUCELL NV+                                                                                           59,556
       58,796 CSL LIMITED                                                                                        1,724,165
       75,035 CUBIST PHARMACEUTICALS INCORPORATED+<<                                                             1,653,021
       71,173 DENDREON CORPORATION+<<                                                                            2,550,840
        1,600 GENMAB A/S+                                                                                           15,157
       38,753 GENZYME CORPORATION+                                                                               2,716,973
      129,902 GILEAD SCIENCES INCORPORATED+                                                                      4,138,678
        6,518 GRIFOLS SA                                                                                            75,901
       99,326 HUMAN GENOME SCIENCES INCORPORATED+<<                                                              2,889,393
      149,113 INCYTE CORPORATION+<<                                                                              1,866,895
        1,885 INTERCELL AG+                                                                                         34,637
      118,484 ISIS PHARMACEUTICALS INCORPORATED+<<                                                                 928,915
       49,669 MYRIAD GENETICS INCORPORATED+                                                                        777,817
        1,380 NICOX SA+                                                                                              4,218
       82,027 ONYX PHARMACEUTICALS INCORPORATED+<<                                                               1,976,030
      179,515 PDL BIOPHARMA INCORPORATED                                                                         1,016,055
       84,984 REGENERON PHARMACEUTICAL INCORPORATED+                                                             1,867,948
       85,020 SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                            1,225,988
      204,000 SINO BIOPHARMACEUTICAL                                                                                69,235
            2 TAKARA BIO INCORPORATED+                                                                               4,523
       81,364 THERAVANCE INCORPORATED+<<                                                                           983,691
       64,954 UNITED THERAPEUTICS CORPORATION+<<                                                                 3,002,174
      107,101 VERTEX PHARMACEUTICALS INCORPORATED+<<                                                             3,570,747
        7,262 ZELTIA SA                                                                                             29,311
                                                                                                                60,256,408
                                                                                                            --------------

                   Wells Fargo Advantage Master Portfolios 153


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.75%
       11,160 ALCON INCORPORATED                                                                            $    1,810,152
       44,117 ALERE INCORPORATED+<<                                                                              1,233,952
       12,859 ANSELL LIMITED                                                                                       154,220
       88,300 BAXTER INTERNATIONAL INCORPORATED                                                                  3,758,048
       36,757 BECKMAN COULTER INCORPORATED<<                                                                     1,677,589
       31,982 BECTON DICKINSON & COMPANY                                                                         2,180,853
          674 BIOMERIEUX SA                                                                                         68,715
       26,000 BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                               15,249
      167,000 BOSTON SCIENTIFIC CORPORATION+                                                                       866,730
        6,615 COCHLEAR LIMITED                                                                                     407,267
        1,105 COLOPLAST AS CLASS B                                                                                 117,562
       51,194 CR BARD INCORPORATED                                                                               3,933,235
       77,502 DENTSPLY INTERNATIONAL INCORPORATED                                                                2,156,106
       59,621 EDWARDS LIFESCIENCES CORPORATION+                                                                  3,432,381
        4,123 ELEKTA AB CLASS B                                                                                    118,979
       12,559 ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                      762,268
       49,846 FISHER & PAYKEL HEALTHCARE CORPORATION                                                               101,145
        1,040 FRESENIUS SE                                                                                          73,791
        1,200 FUKUDA DENSHI COMPANY LIMITED                                                                         29,782
       65,492 GEN-PROBE INCORPORATED+<<                                                                          2,949,105
       10,844 GETINGE AB                                                                                           217,715
       10,963 GN STORE NORD+                                                                                        70,542
       40,000 GOLDEN MEDITECH COMPANY LIMITED                                                                        6,839
       33,167 HAEMONETICS CORPORATION+                                                                           1,727,337
       97,457 HILL-ROM HOLDINGS INCORPORATED<<                                                                   3,128,370
        1,100 HOGY MEDICAL COMPANY LIMITED                                                                          54,928
       87,468 HOSPIRA INCORPORATED+                                                                              4,492,356
       32,837 IDEXX LABORATORIES INCORPORATED+<<                                                                 1,814,901
       92,307 IMMUCOR INCORPORATED+                                                                              1,624,603
        5,508 INTUITIVE SURGICAL INCORPORATED+<<                                                                 1,459,785
       46,440 INVACARE CORPORATION<<                                                                             1,063,476
        3,000 JEOL LIMITED                                                                                           8,999
       31,617 KINETIC CONCEPTS INCORPORATED+<<                                                                   1,009,215
       70,716 MASIMO CORPORATION<<                                                                               1,609,496
      122,923 MEDTRONIC INCORPORATED                                                                             3,869,616
          700 NAGAILEBEN COMPANY LIMITED                                                                            16,748
          400 NAKANISHI INCORPORATED                                                                                41,519
        4,400 NIHON KOHDEN CORPORATION                                                                              89,247
        9,000 NIKKISO COMPANY LIMITED                                                                               58,814
        4,600 NIPRO CORPORATION                                                                                     90,620
        6,559 NOBEL BIOCARE HOLDING AG                                                                             103,109
       51,609 NUVASIVE INCORPORATED+<<                                                                           1,514,724
       22,800 OLYMPUS CORPORATION                                                                                  544,421
        3,365 OLYMPUS CORPORATION ADR                                                                               79,683
          289 OMEGA PHARMA SA+                                                                                      10,494
          800 PARAMOUNT BED COMPANY LIMITED                                                                         19,026
        2,781 PHONAK HOLDING AG                                                                                    355,826
       80,256 RESMED INCORPORATED+                                                                               2,418,916
       51,398 SMITH & NEPHEW PLC                                                                                   427,240
       11,861 SSL INTERNATIONAL PLC                                                                                211,193
       47,506 ST. JUDE MEDICAL INCORPORATED+                                                                     1,642,282
       71,272 STERIS CORPORATION                                                                                 2,050,495
          396 STRAUMANN HOLDING AG                                                                                  83,471
       44,408 STRYKER CORPORATION<<                                                                              1,917,982
        3,671 SYNTHES INCORPORATED+                                                                                404,976

                   154 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
       52,371 TELEFLEX INCORPORATED<<                                                                       $    2,516,950
       19,700 TERUMO CORPORATION                                                                                   975,503
       75,681 THORATEC CORPORATION+<<                                                                            2,436,928
        4,400 TOA MEDICAL ELECTRONICS COMPANY                                                                      278,110
       39,000 TOP GLOVE CORPORATION BHD                                                                             75,436
       65,976 VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                             3,512,562
       42,392 WEST PHARMACEUTICAL SERVICES INCORPORATED                                                          1,425,219
        1,196 WILLIAM DEMANT HOLDING+                                                                               81,151
                                                                                                                71,387,952
                                                                                                            --------------
HEALTH CARE PROVIDERS & SERVICES: 1.80%
        2,189 ACIBADEM SAGLIK HIZMETLERI VE TICARET AS+                                                             18,635
       47,800 AETNA INCORPORATED                                                                                 1,277,216
        4,900 ALFRESA HOLDINGS CORPORATION                                                                         218,432
       35,684 AMEDISYS INCORPORATED+<<                                                                             825,014
          600 AS ONE CORPORATION                                                                                    11,270
      491,925 BANGKOK CHAIN HOSPITAL PCL+                                                                           77,337
      109,900 BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                               115,888
       28,900 BUMRUNGRAD HOSPITAL PCL                                                                               29,551
       39,600 CARDINAL HEALTH INCORPORATED                                                                       1,186,416
       51,289 CATALYST HEALTH SOLUTIONS INCORPORATED+                                                            2,056,176
        3,478 CELESIO AG                                                                                            70,520
       80,213 CENTENE CORPORATION+                                                                               1,621,907
       30,145 CHEMED CORPORATION                                                                                 1,504,236
      138,680 CIGNA CORPORATION                                                                                  4,468,270
          896 CML HEALTHCARE INCOME FUND                                                                             9,411
       74,702 COVENTRY HEALTH CARE INCORPORATED+                                                                 1,445,484
       54,184 DAVITA INCORPORATED+                                                                               3,501,370
       39,776 EMERGENCY MEDICAL SERVICES CORPORATION+                                                            1,911,237
       74,320 EXPRESS SCRIPTS INCORPORATED+                                                                      3,166,032
       10,939 FRESENIUS MEDICAL CARE AG & COMPANY                                                                  619,374
          226 GALENICA AG                                                                                           96,555
      380,553 HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                2,378,456
       48,800 HEALTH NET INCORPORATED+                                                                           1,165,344
       27,302 HEALTHSCOPE LIMITED                                                                                  149,387
      123,177 HEALTHSOUTH REHABILITATION CORPORATION+<<                                                          2,002,858
       50,538 HEALTHWAYS INCORPORATED+                                                                             631,725
       48,445 HENRY SCHEIN INCORPORATED+<<                                                                       2,557,896
       37,853 HMS HOLDINGS CORPORATION+<<                                                                        1,975,170
       85,826 HUMANA INCORPORATED+                                                                               4,101,625
       55,371 LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                        4,021,042
       85,325 LIFEPOINT HOSPITALS INCORPORATED+<<                                                                2,595,587
       39,200 MCKESSON CORPORATION                                                                               2,275,560
       65,962 MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               2,868,028
       44,330 MEDI-CLINIC CORPORATION+                                                                             151,053
       20,600 MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                              256,489
       62,088 MEDNAX INCORPORATED+                                                                               2,877,158
        5,800 MIRACA HOLDINGS INCORPORATED                                                                         194,277
      175,722 NETWORK HEALTHCARE HOLDINGS LIMITED                                                                  315,227
        4,000 NICHII GAKKAN COMPANY                                                                                 34,282
       58,805 OMNICARE INCORPORATED                                                                              1,129,056
        2,925 OPG GROEP NV                                                                                          47,946
          742 ORPEA                                                                                                 28,012
       82,477 OWENS & MINOR INCORPORATED                                                                         2,198,837
       34,521 PHARMERICA CORPORATION+                                                                              267,883

                   Wells Fargo Advantage Master Portfolios 155


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
HEALTH CARE PROVIDERS & SERVICES (continued)
       32,930 PRIMARY HEALTH CARE LIMITED                                                                   $       94,632
       75,136 PSS WORLD MEDICAL INCORPORATED+<<                                                                  1,379,497
       70,029 PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                2,335,467
       21,221 QUEST DIAGNOSTICS INCORPORATED                                                                       923,114
       12,422 RAMSAY HEALTH CARE LIMITED                                                                           161,578
        6,385 RHOEN KLINIKUM AG                                                                                    140,062
       26,980 RYMAN HEALTHCARE LIMITED                                                                              38,567
       92,241 SIGMA PHARMACEUTICALS LIMITED                                                                         38,571
       38,269 SONIC HEALTHCARE LIMITED                                                                             376,230
        2,071 SOUTHERN CROSS HEALTHCARE LIMITED                                                                        969
        9,100 SUZUKEN COMPANY LIMITED                                                                              315,754
      747,434 TENET HEALTHCARE CORPORATION+<<                                                                    2,929,941
        6,200 TOHO PHARMACEUTICAL                                                                                   89,373
        3,346 UNITED DRUG PLC                                                                                        9,634
      126,800 UNITEDHEALTH GROUP INCORPORATED                                                                    4,022,096
      111,728 VCA ANTECH INCORPORATED+<<                                                                         2,208,863
                                                                                                                73,517,577
                                                                                                             -------------
HEALTH CARE TECHNOLOGY: 0.12%
        6,825 AGFA-GEVAERT NV<<                                                                                     46,705
       28,864 ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+                                                        482,317
       39,780 ATHENAHEALTH INCORPORATED+<<                                                                       1,071,673
       36,770 CERNER CORPORATION+<<                                                                              2,678,695
       77,813 IBA HEALTH GROUP LIMITED                                                                               9,692
           12 M3 INCORPORATED                                                                                       54,422
        9,332 QUALITY SYSTEMS INCORPORATED<<                                                                       523,059
        1,444 SXC HEALTH SOLUTIONS CORPORATION+                                                                    113,018
                                                                                                                 4,979,581
                                                                                                             -------------
LIFE SCIENCES TOOLS & SERVICES: 0.59%
       24,239 BIO-RAD LABORATORIES INCORPORATED+                                                                 2,000,445
        5,880 BTG PLC+                                                                                              18,126
        7,023 CELLESTIS LIMITED                                                                                     14,746
       34,303 COVANCE INCORPORATED+<<                                                                            1,301,113
       23,409 DIONEX CORPORATION+<<                                                                              1,697,153
        7,716 DIVI'S LABORATORIES LIMITED                                                                          122,031
        4,299 FURIEX PHARMACEUTICALS+                                                                               42,819
        1,265 GERRESHEIMER AG+                                                                                      43,844
       64,394 ILLUMINA INCORPORATED+<<                                                                           2,761,859
       96,814 LIFE TECHNOLOGIES CORPORATION+                                                                     4,140,735
        3,369 LONZA GROUP AG                                                                                       279,575
        2,000 MDS INCORPORATED+                                                                                     19,056
       17,773 METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                         1,965,516
       53,664 PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                    1,232,662
       14,303 QIAGEN NV+                                                                                           256,929
          201 TECAN GROUP AG                                                                                        12,275
       49,492 TECHNE CORPORATION<<                                                                               2,857,173
       60,000 THERMO FISHER SCIENTIFIC INCORPORATED+                                                             2,527,200
       49,265 WATERS CORPORATION+                                                                                2,981,518
                                                                                                                24,274,775
                                                                                                             -------------
PHARMACEUTICALS: 3.29%
      170,494 ABBOTT LABORATORIES                                                                                8,412,174
        6,158 ALAPIS HOLDING INDUSTRIAL                                                                             15,998
       44,404 ALLERGAN INCORPORATED                                                                              2,727,294

                   156 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PHARMACEUTICALS (continued)
       45,707 ASPEN PHARMACARE HOLDINGS LIMITED                                                             $      521,215
       47,700 ASTELLAS PHARMA INCORPORATED                                                                       1,648,293
       84,655 ASTRAZENECA PLC                                                                                    4,190,951
       62,249 AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                           1,612,872
       48,160 BAYER AG                                                                                           2,940,463
        6,800 BIOVAIL CORPORATION                                                                                  155,532
      190,377 BRISTOL-MYERS SQUIBB COMPANY                                                                       4,965,032
        9,434 CADILA HEALTHCARE LIMITED                                                                            121,254
        3,906 CARDIOME PHARMA CORPORATION+                                                                          23,736
       47,000 CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                          123,259
       25,300 CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                431,856
       76,430 CIPLA LIMITED INDIA                                                                                  492,717
       72,800 DAIICHI SANKYO COMPANY LIMITED                                                                     1,454,960
       12,300 DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                            102,049
       16,178 DR. REDDYS LABORATORIES LIMITED                                                                      469,262
       62,202 EIS ECZACIBASI ILAC VE SINAI                                                                          98,575
       29,000 EISAI COMPANY LIMITED                                                                              1,045,947
       34,164 ELAN CORPORATION PLC+                                                                                150,664
      108,800 ELI LILLY & COMPANY                                                                                3,651,328
       50,835 ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                        1,381,187
        9,649 FAES FARMA SA                                                                                         32,037
          439 FINANCIERE DE TUBIZE                                                                                  11,210
       31,642 FOREST LABORATORIES INCORPORATED+                                                                    863,510
        4,000 FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                12,237
        5,866 GLAXOSMITHKLINE PHARMACEUTICALS LIMITED+                                                             232,034
      304,982 GLAXOSMITHKLINE PLC                                                                                5,711,054
       14,398 GLENMARK PHARMACEUTICALS LIMITED                                                                      87,416
        2,372 H LUNDBECK AS                                                                                         36,037
        6,650 HIKMA PHARMACEUTICALS PLC                                                                             78,021
        8,600 HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                        355,220
       92,000 HUA HAN BIO PHARMACEUTICAL                                                                            28,622
        1,094 IPSEN                                                                                                 37,363
      306,504 JOHNSON & JOHNSON                                                                                 17,476,858
       10,000 KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                 108,320
      890,500 KALBE FARMA TBK PT                                                                                   229,155
      122,112 KING PHARMACEUTICALS INCORPORATED+                                                                 1,063,596
        5,000 KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                 98,441
        6,000 KYORIN COMPANY LIMITED                                                                                86,133
       31,000 KYOWA HAKKO KOGYO COMPANY LIMITED                                                                    303,321
        1,037 LABORATORIOS ALMIRALL SA                                                                              10,500
       26,800 LUPIN LIMITED                                                                                        203,051
       10,885 MEDA AB CLASS A+                                                                                      84,750
       93,956 MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                         2,583,790
      345,197 MERCK & COMPANY INCORPORATED                                                                      12,137,127
        3,966 MERCK KGAA                                                                                           344,476
       11,000 MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                               109,987
        2,600 NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                              94,239
       15,667 NICHOLAS PIRAMAL INDIA LIMITED                                                                       165,879
        6,000 NIPPON SHINYAKU COMPANY LIMITED                                                                       77,277
      142,547 NOVARTIS AG                                                                                        7,490,650
       24,590 NOVO NORDISK AS CLASS B                                                                            2,109,670
       12,200 ONO PHARMACEUTICAL COMPANY LIMITED                                                                   535,865
        2,073 ORION OYJ CLASS A                                                                                     37,619
        4,268 ORION OYJ CLASS B                                                                                     77,992
       44,066 PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                         1,162,020

                   Wells Fargo Advantage Master Portfolios 157


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PHARMACEUTICALS (continued)
       43,737 PERRIGO COMPANY<<                                                                             $    2,492,572
      892,550 PFIZER INCORPORATED                                                                               14,218,322
       22,924 PHARMAXIS LIMITED+                                                                                    41,403
       18,964 RANBAXY LABORATORIES LIMITED+                                                                        197,804
        6,569 RECORDATI SPA                                                                                         51,654
        1,670 RICHTER GEDEON PLC                                                                                   345,757
       40,919 ROCHE HOLDING AG                                                                                   5,562,001
        1,278 ROCHE HOLDINGS AG - BEARER SHARES                                                                    182,526
       12,000 ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                 146,554
       75,131 SALIX PHARMACEUTICALS LIMITED+<<                                                                   2,844,460
       55,162 SANOFI-AVENTIS SA                                                                                  3,164,557
       17,805 SANOFI-AVENTIS SA ADR                                                                                509,401
       10,300 SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                369,039
        1,500 SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                 153,732
        5,500 SEIKAGAKU CORPORATION                                                                                 58,725
       33,800 SHIONOGI & COMPANY LIMITED                                                                           589,820
       32,610 SHIRE LIMITED                                                                                        703,174
        2,792 STADA ARZNEIMITTEL AG                                                                                 85,252
       12,329 SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                461,918
       24,000 TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                478,514
       81,100 TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                              3,726,294
       24,000 TANABE SEIYAKU COMPANY LIMITED                                                                       375,955
       54,294 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                             2,744,594
        1,100 TOWA PHARMACEUTICAL COMPANY LIMITED                                                                   65,730
        7,000 TSUMURA & COMPANY                                                                                    218,141
        5,128 UCB SA                                                                                               146,280
       34,975 VALEANT PHARMACEUTICALS INTERNATIONAL                                                              2,017,708
       52,749 WARNER CHILCOTT LIMITED                                                                            1,499,127
          930 YUHAN CORPORATION+                                                                                   138,077
        3,000 ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                  35,674
                                                                                                               134,436,860
                                                                                                             -------------
INDUSTRIALS: 11.39%
AEROSPACE & DEFENSE: 0.97%
       49,628 AAR CORPORATION+                                                                                     762,286
       16,612 ALLIANT TECHSYSTEMS INCORPORATED+                                                                  1,094,731
      208,542 BAE SYSTEMS PLC                                                                                      942,541
        2,301 BHARAT ELECTRONICS LIMITED+                                                                           81,215
       86,159 BOMBARDIER INCORPORATED CLASS B                                                                      358,743
       12,300 BOMBARDIER INCORPORATED CLASS A                                                                       51,214
       11,900 CAE INCORPORATED                                                                                     112,154
       32,913 CERADYNE INCORPORATED+                                                                               718,820
        1,689 CHEMRING GROUP PLC                                                                                    67,401
       74,067 COBHAM PLC                                                                                           237,409
       60,489 CURTISS-WRIGHT CORPORATION                                                                         1,608,403
        1,785 ELBIT SYSTEMS LIMITED                                                                                 88,922
       39,195 ESTERLINE TECHNOLOGIES CORPORATION+                                                                1,802,970
       19,915 EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                          438,246
       24,043 FINMECCANICA SPA                                                                                     241,463
       35,657 GENERAL DYNAMICS CORPORATION                                                                       1,992,157
       66,116 GOODRICH CORPORATION                                                                               4,527,624
       77,330 HONEYWELL INTERNATIONAL INCORPORATED                                                               3,022,830
       31,410 MEGGITT PLC                                                                                          128,282
       54,116 MOOG INCORPORATED CLASS A+<<                                                                       1,688,419
        2,336 MTU AERO ENGINES HOLDINGS                                                                            129,942

                   158 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AEROSPACE & DEFENSE (continued)
       31,251 NORTHROP GRUMMAN CORPORATION                                                                  $    1,691,304
       20,678 PRECISION CASTPARTS CORPORATION                                                                    2,340,336
       31,275 QINETIQ PLC                                                                                           51,754
       83,824 ROCKWELL COLLINS INCORPORATED                                                                      4,520,628
      107,905 ROLLS ROYCE GROUP PLC                                                                                916,807
        2,300 SAAB AB+                                                                                              28,456
       13,687 SAFRAN SA                                                                                            336,317
      147,000 SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                           347,031
       47,353 TELEDYNE TECHNOLOGIES INCORPORATED+                                                                1,713,232
        6,586 THALES SA                                                                                            210,572
       18,854 TRANSDIGN GROUP INCORPORATED                                                                       1,091,458
        3,231 ULTRA ELECTRONICS HOLDINGS                                                                            82,703
       95,824 UNITED TECHNOLOGIES CORPORATION                                                                    6,248,683
        2,058 ZODIAC SA                                                                                            123,698
                                                                                                                39,798,751
                                                                                                            --------------
AIR FREIGHT & LOGISTICS: 0.64%
           98 BOLLORE INVESTISSEMENT                                                                                16,573
       87,950 CH ROBINSON WORLDWIDE INCORPORATED<<                                                               5,715,871
       48,967 DEUTSCHE POST AG                                                                                     800,800
      112,956 EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                   4,471,928
       42,400 FEDEX CORPORATION                                                                                  3,309,320
        5,254 FREIGHTWAYS LIMITED                                                                                   10,515
          798 GLOVIS COMPANY LIMITED+                                                                              109,160
       11,000 GOODPACK LIMITED                                                                                      15,662
       48,903 HUB GROUP INCORPORATED CLASS A+                                                                    1,299,842
        1,700 KINTETSU WORLD EXPRESS INCORPORATED                                                                   40,390
        3,167 MAINFREIGHT LIMITED                                                                                   14,686
          782 OESTERREICHISCHE POST AG                                                                              20,216
          558 PANALPINA WELTTRANSPORT HOLDINGS AG                                                                   53,863
      138,000 SINGAPORE POST LIMITED                                                                               116,060
        2,000 THE SHIBUSAWA WAREHOUSE COMPANY LIMITED                                                                7,118
       20,917 TNT NV                                                                                               530,937
       75,669 TOLL HOLDINGS LIMITED                                                                                408,649
      104,200 UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         6,647,960
      155,175 UTI WORLDWIDE INCORPORATED                                                                         2,174,002
       46,700 YAMATO HOLDINGS COMPANY LIMITED                                                                      549,216
                                                                                                                26,312,768
                                                                                                            --------------
AIRLINES: 0.52%
      264,000 AIR CHINA                                                                                            281,691
       16,025 AIR FRANCE-KLM                                                                                       210,591
      180,000 AIRASIA BHD+                                                                                          96,363
       46,360 ALASKA AIR GROUP INCORPORATED+                                                                     2,050,503
       32,900 ALITALIA SPA(a)+                                                                                           0
      102,000 ALL NIPPON AIRWAYS COMPANY LIMITED                                                                   369,099
       27,402 BRITISH AIRWAYS PLC                                                                                   88,673
       95,000 CATHAY PACIFIC AIRWAYS LIMITED                                                                       234,241
      541,604 CHINA AIRLINES                                                                                       322,927
      184,045 CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                       4,111,565
       15,953 DEUTSCHE LUFTHANSA AG                                                                                251,796
       10,419 EASYJET PLC+                                                                                          55,703
      322,878 EVA AIRWAYS CORPORATION+                                                                             229,302
       27,436 IBERIA LINEAS AEREAS DE ESPANA SA                                                                     88,485
           63 JAZZ AIR INCOME FUND                                                                                     255

                   Wells Fargo Advantage Master Portfolios 159


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
AIRLINES (continued)
      381,555 JETBLUE AIRWAYS CORPORATION+<<                                                                $    2,178,679
        5,649 KOREAN AIR LINES COMPANY LIMITED+                                                                    343,492
       16,135 LAN AIRLINES SA                                                                                      431,400
       46,134 MALAYSIAN AIRLINE SYSTEM BHD+                                                                         31,607
      138,003 QANTAS AIRWAYS LIMITED                                                                               308,181
       16,200 RYANAIR HOLDINGS PLC ADR+                                                                            459,270
       22,716 SAS AB+<<                                                                                             80,212
       44,200 SINGAPORE AIRLINES LIMITED                                                                           492,379
       71,000 SINGAPORE AIRLINES LIMITED NPV                                                                       789,878
       84,157 SKYWEST INCORPORATED                                                                               1,072,160
      373,900 SOUTHWEST AIRLINES COMPANY<<                                                                       4,131,595
       76,300 THAI AIRWAYS INTERNATIONAL PCL                                                                        91,428
       59,841 TURK HAVA YOLLARI ANONIM ORTAKLIGI+                                                                  188,099
       95,865 UAL CORPORATION+<<                                                                                 2,031,379
      177,317 VIRGIN BLUE HOLDINGS LIMITED                                                                          54,427
        1,900 WESTJET AIRLINES LIMITED+                                                                             20,277
                                                                                                                21,095,657
                                                                                                             -------------
BUILDING PRODUCTS: 0.34%
        8,600 AICA KOGYO COMPANY LIMITED                                                                            96,227
      130,000 ASAHI GLASS COMPANY LIMITED                                                                        1,268,897
       17,200 ASSA ABLOY AB CLASS B                                                                                343,695
        3,000 BUNKA SHUTTER COMPANY LIMITED                                                                          7,571
       21,000 CENTRAL GLASS COMPANY LIMITED                                                                         76,241
        5,625 CERSANIT-KRASNYSTAW SA+                                                                               26,274
       25,191 COMPAGNIE DE SAINT-GOBAIN                                                                            927,053
        7,606 CRANE GROUP LIMITED                                                                                   54,407
       29,700 DAIKIN INDUSTRIES LIMITED                                                                          1,011,801
      101,100 DYNASTY CERAMIC PCL                                                                                  142,144
        2,244 GEBERIT AG                                                                                           361,604
       28,791 GWA INTERNATIONAL LIMITED                                                                             76,078
       25,544 HASTIE GROUP LIMITED                                                                                  31,817
       20,176 HILLS INDUSTRIES LIMITED                                                                              39,671
       29,800 JS GROUP CORPORATION                                                                                 569,680
          154 KABA HOLDING                                                                                          43,003
          469 KCC CORPORATION                                                                                      116,575
        6,643 KINGSPAN GROUP PLC                                                                                    45,880
       68,982 LENNOX INTERNATIONAL INCORPORATED<<                                                                2,924,147
          903 LINDAB INTERNATIONAL AB                                                                                9,700
      181,278 MASCO CORPORATION                                                                                  1,901,606
        9,000 NICHIAS CORPORATION                                                                                   37,174
       66,000 NIPPON SHEET GLASS COMPANY LIMITED<<                                                                 144,554
        9,000 NITTO BOSEKI COMPANY LIMITED                                                                          17,462
        6,700 NORITZ CORPORATION                                                                                   128,322
       57,861 OWENS CORNING INCORPORATED+<<                                                                      1,573,819
       56,680 QUANEX BUILDING PRODUCTS CORPORATION                                                                 895,544
          100 ROCKWOOL INTERNATIONAL AS B SHARES+                                                                    8,562
          100 ROCKWOOL INTERNATIONAL AS A SHARES+                                                                    8,852
       12,000 SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                 12,998
       23,000 SANWA SHUTTER CORPORATION                                                                             67,623
        2,000 SEKISUI JUSHI CORPORATION                                                                             18,355
      157,079 TAIWAN GLASS INDUSTRIAL CORPORATION                                                                  152,009
        9,000 TAKARA STANDARD COMPANY LIMITED                                                                       60,314
       10,000 TAKASAGO THERMAL ENGINEERING COMPANY                                                                  75,705
       41,000 TOTO LIMITED                                                                                         260,124

                   160 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
BUILDING PRODUCTS (continued)
          677 ULTRATECH CEMENT LIMITED GDR(a)                                                               $       25,961
        2,800 UPONOR OYJ                                                                                            38,854
      331,800 VANACHAI GROUP PCL                                                                                    70,506
        5,585 WIENERBERGER AG                                                                                       72,333
                                                                                                                13,743,142
                                                                                                            --------------
COMMERCIAL SERVICES & SUPPLIES: 1.37%
       64,792 ABM INDUSTRIES INCORPORATED<<                                                                      1,270,571
        6,384 ADECCO SA                                                                                            297,679
          700 AEON DELIGHT COMPANY LIMITED                                                                          13,123
       14,347 AGGREKO PLC                                                                                          312,227
        1,700 ASAHI HOLDINGS INCORPORATED                                                                           30,252
       53,800 AVERY DENNISON CORPORATION                                                                         1,749,576
       16,555 BABCOCK INTERNATIONAL GROUP                                                                          128,345
       12,017 BFI CANADA LIMITED                                                                                   284,549
      130,770 BRAMBLES LIMITED                                                                                     681,788
        2,753 BUREAU VERITAS SA                                                                                    167,460
       11,765 CABCHARGE AUSTRALIA LIMITED                                                                           50,348
        6,366 CAMPBELL BROTHERS LIMITED                                                                            180,519
       34,198 CAPITA GROUP PLC                                                                                     368,708
       66,900 CINTAS CORPORATION                                                                                 1,705,281
       30,271 CLEAN HARBORS INCORPORATED+<<                                                                      1,829,882
       39,436 COPART INCORPORATED+                                                                               1,303,360
       69,000 DAI NIPPON PRINTING COMPANY LIMITED                                                                  802,440
        4,200 DAISEKI COMPANY LIMITED                                                                               76,341
        8,093 DAVIS SERVICE GROUP PLC                                                                               47,227
        4,668 DE LA RUE PLC                                                                                         50,114
       77,194 DELUXE CORPORATION                                                                                 1,291,456
       27,185 DOWNER EDI LIMITED                                                                                    96,262
       26,715 DUN & BRADSTREET CORPORATION                                                                       1,760,519
        6,000 DUSKIN COMPANY LIMITED                                                                               107,487
        7,625 EDENRED<<                                                                                            131,414
       59,612 EXPERIAN GROUP LIMITED                                                                               568,200
       60,705 FTI CONSULTING INCORPORATED+<<                                                                     1,989,910
       76,411 G4S PLC                                                                                              295,782
       60,193 HAYS PLC                                                                                              83,268
       57,936 HNI CORPORATION<<                                                                                  1,353,964
       13,090 HOMESERVE PLC                                                                                         91,364
       24,866 IHS INCORPORATED+                                                                                  1,536,470
        8,858 INTERTEK GROUP PLC                                                                                   228,773
        3,400 INTRUM JUSTITIA AB                                                                                    34,499
       97,925 IRON MOUNTAIN INCORPORATED                                                                         1,985,919
        1,000 ITOKI CORPORATION                                                                                      2,797
       10,900 KOKUYO COMPANY LIMITED                                                                                83,557
        6,000 KYODO PRINTING COMPANY LIMITED                                                                        14,141
        1,440 LOOMIS AB                                                                                             14,416
       43,400 MANPOWER INCORPORATED                                                                              1,844,500
        1,800 MATSUDA SANGYO COMPANY LIMITED                                                                        25,797
        3,000 MEITEC CORPORATION                                                                                    49,387
       15,109 MICHAEL PAGE INTERNATIONAL PLC                                                                        91,923
       20,394 MINERAL RESOURCES LIMITED                                                                            154,592
       16,517 MITIE GROUP                                                                                           49,447
        1,200 MITSUBISHI PENCIL COMPANY LIMITED                                                                     19,526
        1,850 MOSHI MOSHI HOTLINE INCORPORATED                                                                      37,656
       75,081 NAVIGANT CONSULTING INCORPORATED+                                                                    743,302
          500 NIPPON KANZAI COMPANY LIMITED                                                                          8,451

                   Wells Fargo Advantage Master Portfolios 161


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMERCIAL SERVICES & SUPPLIES (continued)
        3,900 NISSHA PRINTING COMPANY LIMITED<<                                                             $       86,022
        8,000 OKAMURA CORPORATION                                                                                   42,281
        1,000 OYO CORPORATION                                                                                        8,261
        8,600 PARK24 COMPANY LIMITED                                                                                92,848
            8 PILOT CORPORATION                                                                                     14,627
      104,700 PITNEY BOWES INCORPORATED<<                                                                        2,014,428
       14,400 PMP LIMITED                                                                                            8,071
          835 POYRY OYJ                                                                                             11,513
        9,887 PROGRAMMED MAINTENANCE SERVICES LIMITED                                                               17,681
        6,850 RANDSTAD HOLDINGS NV                                                                                 254,561
       29,594 REGUS PLC                                                                                             31,362
      129,934 RENTOKIL INITIAL PLC                                                                                 186,918
       46,300 REPUBLIC SERVICES INCORPORATED                                                                     1,362,609
       69,805 RESOURCES GLOBAL PROFESSIONALS                                                                       774,137
        4,529 RITCHIE BROS AUCTIONEERS INCORPORATED                                                                 83,118
       80,240 ROBERT HALF INTERNATIONAL INCORPORATED<<                                                           1,731,579
        3,331 RPS GROUP PLC                                                                                          8,690
      103,400 RR DONNELLEY & SONS COMPANY                                                                        1,565,993
        2,323 S1 CORPORATION INCORPORATED (KOREA)+                                                                 112,381
       17,979 SAI GLOBAL LIMITED                                                                                    67,503
        5,981 SALMAT LIMITED                                                                                        22,083
        1,100 SATO CORPORATION                                                                                      13,277
       23,300 SECOM COMPANY LIMITED                                                                              1,013,707
       14,400 SECURITAS AB                                                                                         132,573
        5,403 SECURITAS SYSTEMS AB CLASS B                                                                           6,908
       42,741 SEEK LIMITED                                                                                         276,074
       28,595 SERCO GROUP PLC                                                                                      255,235
          319 SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                      461,886
        6,285 SHANKS GROUP PLC                                                                                       9,470
        1,292 SOCIETE BIC SA                                                                                        94,701
        6,900 SOHGO SECURITY SERVICES COMPANY LIMITED                                                               67,349
       26,052 SPOTLESS GROUP LIMITED                                                                                46,589
        1,835 STANTEC INCORPORATED+                                                                                 44,260
       45,002 STERICYCLE INCORPORATED+<<                                                                         2,947,631
       24,000 TAIWAN SECOM COMPANY LIMITED                                                                          38,060
        2,343 TELEPERFORMANCE                                                                                       56,533
        1,300 TEMP HOLDINGS COMPANY LIMITED                                                                         11,343
       76,848 TETRA TECH INCORPORATED+                                                                           1,394,791
       61,069 THE BRINK'S COMPANY                                                                                1,152,372
        2,200 TOMRA SYSTEMS ASA                                                                                     12,313
        6,500 TOPPAN FORMS COMPANY LIMITED                                                                          61,433
      213,000 TOPPAN PRINTING COMPANY LIMITED                                                                    1,622,664
       55,955 TOWERS WATSON & COMPANY                                                                            2,512,380
        3,424 TRANSCONTINENTAL INCORPORATED                                                                         39,013
       28,837 TRANSFIELD SERVICES LIMITED                                                                           84,409
       60,087 TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                 55,598
       66,322 TRUEBLUE INCORPORATED+                                                                               715,614
        2,000 UCHIDA YOKO COMPANY LIMITED                                                                            5,452
       30,884 UNITED STATIONERS INCORPORATED+                                                                    1,386,383
        2,832 USG PEOPLE NV                                                                                         35,996
       54,720 VERISK ANALYTICS INCORPORATED CLASS A+                                                             1,522,310
      101,947 WASTE CONNECTIONS INCORPORATED+<<                                                                  3,848,499
       50,053 WASTE MANAGEMENT INCORPORATED<<                                                                    1,656,254
        5,238 WS ATKINS PLC                                                                                         54,626
                                                                                                                56,176,938
                                                                                                            --------------

                   162 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSTRUCTION & ENGINEERING: 0.77%
        2,020 ABENGOA SA                                                                                    $       48,381
        8,185 ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                           339,438
       52,731 AECOM TECHNOLOGY CORPORATION+                                                                      1,186,448
        8,690 AECON GROUP INCORPORATED                                                                              95,102
        6,310 ARCADIS NV                                                                                           128,102
        9,255 AUSENCO LIMITED                                                                                       18,609
       29,832 AVENG LIMITED                                                                                        153,711
       32,204 BALFOUR BEATTY PLC                                                                                   118,387
        2,315 BILFINGER BERGER AG                                                                                  138,015
       45,853 BOART LONGYEAR GROUP                                                                                 118,714
       16,698 BOUYGUES SA                                                                                          677,878
          489 BUDIMEX SA                                                                                            14,082
        4,169 CARDNO LIMITED                                                                                        15,912
       18,787 CARILLION PLC                                                                                         87,533
      184,900 CH KARNCHANG PCL                                                                                      49,925
      579,779 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                    512,792
      227,000 CHINA RAILWAY CONSTRUCTION CORPORATION                                                               289,486
      552,000 CHINA RAILWAY GROUP LIMITED CLASS H                                                                  401,648
       16,000 CHIYODA CORPORATION                                                                                  110,653
        3,900 CHUDENKO CORPORATION                                                                                  42,106
        3,000 CHUGAI RO COMPANY LIMITED                                                                              9,535
       19,478 CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                              171,155
       12,300 COMSYS HOLDINGS CORPORATION                                                                          105,416
       47,000 CTCI CORPORATION                                                                                      51,645
        3,508 DAELIM INDUSTRIAL COMPANY LIMITED+                                                                   220,622
       10,694 DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                    88,128
        1,000 DAIMEI TELECOM ENGINEERING CORPORATION                                                                 6,737
       85,394 DIALOG GROUP BHD                                                                                      29,933
        6,756 DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                               387,699
        4,842 EIFFAGE SA+                                                                                          220,836
       86,269 EMCOR GROUP INCORPORATED+                                                                          1,961,757
        3,800 FLSMIDTH & COMPANY A/S                                                                               224,460
       26,460 FLUOR CORPORATION                                                                                  1,181,704
        2,658 FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA<<                                                            62,567
       61,824 FOSTER WHEELER AG+<<                                                                               1,318,706
      199,300 GAMUDA BHD                                                                                           219,740
       43,730 GRANITE CONSTRUCTION INCORPORATED<<                                                                  962,497
        5,835 GS ENGINEERING & CONSTRUCTION CORPORATION                                                            416,612
        6,620 HELLENIC TECHNODOMIKI TEV SA                                                                          24,077
       18,000 HENDERSON INVESTMENTS LIMITED                                                                          1,504
        2,000 HIBIYA ENGINEERING LIMITED                                                                            17,807
      197,170 HKC HOLDINGS LIMITED                                                                                  12,167
        2,412 HOCHTIEF AG                                                                                          159,586
       10,493 HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                               21,104
        6,803 HYUNDAI DEVELOPMENT COMPANY                                                                          156,045
       13,369 HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                  713,668
       96,920 IJM CORPORATION BHD                                                                                  154,113
       13,306 IMPREGILO SPA+                                                                                        33,606
        3,635 IMTECH NV                                                                                            102,102
       50,795 INSITUFORM TECHNOLOGY INCORPORATED+                                                                1,034,186
        5,289 INTERSERVE PLC                                                                                        15,757
       22,390 IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                132,274
       82,400 ITALIAN-THAI DEVELOPMENT PCL+                                                                          9,005
       65,695 JACOBS ENGINEERING GROUP INCORPORATED+                                                             2,278,303
       29,000 JGC CORPORATION                                                                                      443,923

                   Wells Fargo Advantage Master Portfolios 163


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSTRUCTION & ENGINEERING (continued)
      130,000 KAJIMA CORPORATION                                                                            $      304,845
       15,000 KANDENKO COMPANY LIMITED                                                                              88,561
          589 KIER GROUP PLC+                                                                                        8,943
       16,000 KINDEN CORPORATION                                                                                   140,936
        3,660 KONIN KLIJKE BOSKAILS WOSTMINSTER NV                                                                 136,547
        5,624 KONINKLIJKE BAM GROEP NV                                                                              28,152
       10,000 KYOWA EXEO CORPORATION                                                                                87,371
        2,000 KYUDENKO CORPORATION                                                                                  10,237
      198,580 LANCO INFRATECH LIMITED+                                                                             279,042
       59,099 LARSEN & TOUBRO LIMITED                                                                            2,278,591
       19,347 LARSEN & TOUBRO LIMITED SP GDR                                                                       744,860
       15,597 LEIGHTON HOLDINGS LIMITED                                                                            426,013
       78,049 MACMAHON HOLDINGS LIMITED                                                                             41,317
       12,000 MAEDA CORPORATION                                                                                     28,997
        6,000 MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                               43,281
        8,385 MONADELPHOUS GROUP LIMITED                                                                           111,529
       37,410 MURRAY & ROBERTS HOLDINGS LIMITED                                                                    210,511
        2,400 NCC AB+                                                                                               39,515
        1,000 NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                         12,463
        2,000 NIPPO CORPORATION                                                                                     13,117
        4,000 NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                 36,710
        7,000 NIPPON KOEI COMPANY LIMITED                                                                           18,914
       12,000 NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                               13,998
       77,000 OBAYASHI CORPORATION                                                                                 293,298
        2,064 OBRASCON HUARTE LAIN SA                                                                               51,527
       26,000 OKUMURA CORPORATION                                                                                   86,037
       11,526 ORASCOM CONSTRUCTION INDUSTRIES+                                                                     508,666
        2,063 OUTOTEC OYJ                                                                                           69,515
        1,180 PBG SA                                                                                                84,766
        7,800 PEAB AB                                                                                               46,537
       10,000 PEACE MARK HOLDINGS LIMITED(a)+                                                                            0
        8,500 PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                              11,231
       39,075 POLIMEX MOSTOSTAL SA                                                                                  54,656
      244,400 POWER LINE ENGINEERING PCL+                                                                           14,370
       22,537 PUNJ LLOYD LIMITED                                                                                    50,497
      103,674 PYI CORPORATION LIMITED                                                                                3,399
      110,897 QUANTA SERVICES INCORPORATED+<<                                                                    1,989,492
        5,288 SACYR VALLEHERMOSO SA                                                                                 23,890
        3,423 SAMSUNG ENGINEERING COMPANY LIMITED+                                                                 376,875
        2,000 SANKI ENGINEERING COMPANY LIMITED                                                                     14,760
       43,951 SHAW GROUP INCORPORATED+                                                                           1,424,012
       78,000 SHIMIZU CORPORATION                                                                                  276,681
        1,100 SHO-BOND HOLDINGS COMPANY LIMITED                                                                     22,979
      291,300 SINO THAI ENGINEERING & CONSTRUCTION PCL+                                                            111,698
       21,289 SKANSKA AB                                                                                           327,189
        7,900 SNC-LAVALIN GROUP INCORPORATED                                                                       365,607
        1,052 STRABAG SE                                                                                            22,044
        2,000 TAIHEI DENGYO KAISHA LIMITED                                                                          13,451
        2,800 TAIKISHA                                                                                              43,861
      138,000 TAISEI CORPORATION                                                                                   272,682
       24,015 TEKFEN HOLDING AS                                                                                     88,068
        9,000 TOA CORPORATION                                                                                        8,892
       23,000 TODA CORPORATION                                                                                      72,825
        2,000 TOENEC CORPORATION                                                                                    10,832
        1,000 TOKYO ENERGY & SYSTEMS INCORPORATED                                                                    6,844

                   164 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONSTRUCTION & ENGINEERING (continued)
        3,880 TOKYU CONSTRUCTION COMPANY LIMITED                                                            $       10,253
        2,000 TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                          22,902
       20,000 TOYO ENGINEERING CORPORATION                                                                          56,898
       21,698 UNITED CONSTRUCTION GROUP LIMITED                                                                    277,988
        5,000 UNITED ENGINEERS+                                                                                      8,189
       31,363 VINCI SA                                                                                           1,376,163
       51,077 VOLTAS LIMITED                                                                                       217,327
        5,040 YIT OYJ                                                                                              104,490
        2,000 YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                  12,260
                                                                                                                31,433,999
                                                                                                            --------------
ELECTRICAL EQUIPMENT: 1.09%
      135,285 ABB LIMITED                                                                                        2,614,422
          242 ABB LIMITED INDIA                                                                                      4,009
       56,880 ACUITY BRANDS INCORPORATED<<                                                                       2,203,531
       11,991 ALSTOM SA                                                                                            571,962
       55,090 AMERICAN SUPERCONDUCTOR CORPORATION+<<                                                             1,481,370
       56,210 AMETEK INCORPORATED                                                                                2,416,468
        5,981 AREVA T&D INDIA LIMITED                                                                               37,076
      152,371 BABCOCK + WILCOX COMPANY                                                                           3,413,110
       56,230 BALDOR ELECTRIC COMPANY                                                                            1,972,548
          585 BEKAERT SA+                                                                                          118,615
       20,708 BHARAT HEAVY ELECTRICAL LIMITED                                                                    1,059,436
       89,000 CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY
              LIMITED                                                                                              198,394
        1,900 CHIYODA INTEGRE COMPANY LIMITED                                                                       20,377
       13,757 CHLORIDE GROUP                                                                                        79,056
        2,700 COSEL COMPANY LIMITED                                                                                 31,882
       60,032 CROMPTON GREAVES LIMITED+                                                                            378,135
        8,000 DAIHEN CORPORATION                                                                                    32,948
        5,736 ELSWEDY CABLES HOLDING COMPANY+                                                                       66,714
       61,000 FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                               151,030
       48,000 FUJIKURA LIMITED                                                                                     208,547
       78,000 FURUKAWA ELECTRIC COMPANY LIMITED                                                                    283,181
        3,800 FUTABA CORPORATION CHIBA                                                                              58,712
        7,940 GAMESA CORPORATION TECNOLOGICA SA                                                                     53,328
       68,561 GENERAL CABLE CORPORATION+<<                                                                       1,525,482
      190,482 GRAFTECH INTERNATIONAL LIMITED+                                                                    2,678,177
       41,000 GS YUASA CORPORATION<<                                                                               241,578
       28,000 HITACHI CABLE LIMITED                                                                                 68,325
       25,805 HUBBELL INCORPORATED CLASS B                                                                       1,160,709
          300 HUBER & SUHNER AG+                                                                                    15,366
        1,100 IDEC CORPORATION                                                                                      10,043
      145,500 JOHNSON ELECTRIC HOLDINGS LIMITED                                                                     64,532
        8,345 LEGRAND SA                                                                                           253,435
        3,836 LS CABLE LIMITED+                                                                                    375,953
        3,641 LS INDUSTRIAL SYSTEMS COMPANY LIMITED+                                                               293,369
        3,500 MABUCHI MOTOR COMPANY LIMITED                                                                        164,772
       38,000 MATSUSHITA ELECTRIC WORKS LIMITED                                                                    498,917
      232,000 MITSUBISHI ELECTRIC CORPORATION                                                                    1,850,256
      163,500 NEO NEON HOLDINGS LIMITED                                                                             97,107
        1,104 NEXANS SA                                                                                             66,161
       12,500 NIDEC CORPORATION                                                                                  1,098,084
       11,000 NIPPON CARBON COMPANY LIMITED                                                                         32,472
        4,700 NIPPON SIGNAL COMPANY LIMITED                                                                         33,456
        8,000 NISSIN ELECTRIC COMPANY LIMITED                                                                       32,568

                   Wells Fargo Advantage Master Portfolios 165


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRICAL EQUIPMENT (continued)
        1,300 NITTO KOGYO CORPORATION                                                                       $       10,677
          816 NORDEX AG+                                                                                             7,568
        3,095 ORMAT INDUSTRIES                                                                                      22,884
       10,030 PRYSMIAN SPA                                                                                         157,229
       49,474 REGAL-BELOIT CORPORATION                                                                           2,736,902
       75,000 ROCKWELL AUTOMATION INCORPORATED                                                                   3,835,500
       49,776 ROPER INDUSTRIES INCORPORATED                                                                      2,890,990
        6,000 SANYO DENKI COMPANY LIMITED                                                                           22,997
       15,613 SCHNEIDER ELECTRIC SA                                                                              1,655,855
        2,158 SGL CARBON AG+                                                                                        67,055
       44,000 SHIHLIN ELECTRIC                                                                                      48,623
       10,000 SHOWA ELECTRIC WIRE                                                                                    8,689
       34,340 SILITECH TECHNOLOGY CORPORATION                                                                       94,978
       79,900 SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                 858,823
       89,769 SUZLON ENERGY LIMITED+                                                                                88,261
      198,000 TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                             95,495
       26,855 THOMAS & BETTS CORPORATION+                                                                          992,292
        4,785 TOGNUM AG                                                                                             88,077
        1,300 TOYO TANSO COMPANY LIMITED<<                                                                          62,903
       17,300 USHIO INCORPORATED                                                                                   292,418
       11,591 VESTAS WIND SYSTEMS AS+                                                                              432,501
      336,000 WALSIN LIHWA CORPORATION                                                                             158,382
       76,764 WOODWARD GOVERNOR COMPANY                                                                          2,005,076
       40,000 YA HSIN INDUSTRIAL COMPANY LIMITED(a)+                                                                     0
                                                                                                                44,649,788
                                                                                                            --------------
INDUSTRIAL CONGLOMERATES: 1.26%
       95,300 3M COMPANY                                                                                         7,485,815
      237,000 ABOITIZ EQUITY VENTURES INCORPORATED+                                                                112,335
       13,276 ADITYA BIRLA NUVO LIMITED                                                                            229,663
       21,880 ANTARCHILE SA                                                                                        452,345
       66,000 BEIJING ENTERPRISES HOLDINGS LIMITED                                                                 465,807
      193,100 BERJAYA CORPORATION BHD                                                                               58,456
       40,938 BIDVEST GROUP LIMITED                                                                                756,035
       51,819 BOUSTEAD HOLDINGS BHD                                                                                 70,344
      129,000 CITIC PACIFIC LIMITED                                                                                263,680
        1,178 CJ CORPORATION+                                                                                       86,859
        2,926 CLAL INDUSTRIES AND INVESTMENTS+                                                                      18,566
       19,942 COMPAGNIE INDUSTRIALI RIUNITE                                                                         34,597
       12,635 COOKSON GROUP PLC                                                                                     81,231
      161,228 CSR LIMITED                                                                                          244,573
        2,629 DCC CORPORATION                                                                                       66,132
        1,395 DCC PLC                                                                                               34,932
          312 DELEK GROUP LIMITED                                                                                   78,286
        1,353 DISCOUNT INVESTMENT CORPORATION                                                                       25,478
       88,596 DOGAN SIRKETLER GRUBU HOLDINGS+                                                                       58,018
        2,874 DOOSAN CORPORATION+                                                                                  287,664
       67,952 EMPRESAS COPEC SA                                                                                  1,181,950
      108,583 ENKA INSAAT VE SANAYI AS                                                                             394,640
      495,524 FAR EASTERN TEXTILE COMPANY LIMITED                                                                  578,529
       99,000 FRASER & NEAVE LIMITED                                                                               405,349
       21,000 GALLANT VENTURE LIMITED+                                                                               3,563
    1,182,307 GENERAL ELECTRIC COMPANY                                                                          17,119,805
       62,977 GRUPO CARSO SAB DE CV                                                                                278,400
      136,000 HANKYU HANSHIN HOLDINGS INCORPORATED                                                                 624,878

                   166 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INDUSTRIAL CONGLOMERATES (continued)
       14,000 HAW PAR CORPORATION LIMITED                                                                   $       60,834
       11,000 HONG LEONG ASIA LIMITED                                                                               26,699
      233,000 HUTCHISON WHAMPOA LIMITED                                                                          1,722,320
      205,052 JAIPRAKASH ASSOCIATES LIMITED+                                                                       475,360
       32,869 JARDINE MATHESON HOLDINGS LIMITED                                                                  1,426,515
       22,310 JARDINE STRATEGIC HOLDINGS LIMITED                                                                   555,073
        1,000 KATAKURA INDUSTRIES COMPANY LIMITED                                                                    9,618
       73,000 KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                              334,544
      132,138 KEPPEL CORPORATION LIMITED                                                                           872,471
       96,309 KOC HOLDING AS                                                                                       375,259
       56,205 KONINKLIJKE PHILIPS ELECTRONICS NV                                                                 1,574,803
        1,354 KOOR INDUSTRIES LIMITED                                                                               27,336
       17,390 LG CORPORATION                                                                                     1,247,427
       38,850 MALAYSIAN RESOURCES CORPORATION BHD+                                                                  20,551
        9,000 MIRAMAR HOTEL & INVESTMENT                                                                             9,140
      109,200 MMC CORPORATION BHD                                                                                   88,038
       90,005 NWS HOLDINGS LIMITED                                                                                 163,377
       43,739 ORKLA ASA                                                                                            365,801
        1,096 PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                           6,153
       23,401 QUINENCO SA+                                                                                          74,429
        1,852 RHEINMETALL BERLIN                                                                                   102,515
        5,696 SAMSUNG TECHWIN COMPANY LIMITED+                                                                     524,988
      109,000 SEMBCORP INDUSTRIES LIMITED                                                                          342,560
       62,000 SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                 302,079
       50,274 SIEMENS AG                                                                                         4,573,086
       22,187 SIEMENS INDIA LIMITED+                                                                               326,673
      287,840 SIME DARBY BHD                                                                                       765,886
        5,571 SK CORPORATION                                                                                       427,502
       20,425 SM INVESTMENTS CORPORATION                                                                           212,986
       20,401 SMITHS GROUP PLC                                                                                     358,248
       38,828 SONAE SGPS SA+                                                                                        42,070
       49,139 TOMKINS PLC                                                                                          244,173
       57,370 TYCO INTERNATIONAL LIMITED                                                                         2,138,754
        1,564 WENDEL                                                                                                80,092
        4,064 YAZICILAR HOLDING AS+                                                                                 27,944
                                                                                                                51,403,234
                                                                                                            --------------
MACHINERY: 2.33%
        5,196 AALBERTS INDUSTRIES NV                                                                                73,583
        2,700 AIDA ENGINEERING LIMITED                                                                               8,710
       18,100 ALFA LAVAL AB                                                                                        264,954
       41,000 AMADA COMPANY LIMITED                                                                                243,531
        5,200 AMANO CORPORATION                                                                                     40,048
        1,797 ANDRITZ AG                                                                                           109,308
        5,000 ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                              73,860
      158,796 ASHOK LEYLAND LIMITED                                                                                248,456
      395,800 ASIAN INSULATORS PCL                                                                                  49,072
       24,459 ASTEC INDUSTRIES INCORPORATED+<<                                                                     628,596
       37,551 ATLAS COPCO AB CLASS A                                                                               571,021
       23,892 ATLAS COPCO AB CLASS B                                                                               327,759
        4,800 ATS AUTOMATION TOOLING SYSTEMS INCORPORATED+                                                          27,278
        9,718 AUSTAL LIMITED                                                                                        19,454
        3,000 BANDO CHEMICAL INDUSTRIES LIMITED                                                                     10,142
        2,770 BODYCOTE PLC                                                                                           9,588
       10,494 BRADKEN LIMITED                                                                                       70,397

                   Wells Fargo Advantage Master Portfolios 167


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MACHINERY (continued)
       75,235 BRIGGS & STRATTON CORPORATION<<                                                               $    1,365,515
          256 BUCHER INDUSTRIES AG+                                                                                 33,360
       39,831 BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                         2,289,884
        2,050 CARGOTEC CORPORATION                                                                                  66,557
       82,300 CATERPILLAR INCORPORATED                                                                           5,362,668
       34,789 CHART INDUSTRIES INCORPORATED+                                                                       553,841
        7,702 CHARTER INTERNATIONAL PLC                                                                             72,054
      150,000 CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                      128,234
        5,000 CKD CORPORATION                                                                                       29,639
       67,295 CLARCOR INCORPORATED<<                                                                             2,263,804
          139 CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                         58,904
       88,000 COSCO CORPORATION SINGAPORE LIMITED                                                                  102,575
       79,023 CRANE COMPANY                                                                                      2,678,880
       41,847 CSBC CORPORATION TAIWAN                                                                               34,357
       26,350 CUMMINS INCORPORATED                                                                               1,960,704
       10,280 CUMMINS INDIA LIMITED                                                                                161,171
       11,150 DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                             216,694
       14,500 DAIFUKU COMPANY LIMITED                                                                               68,349
       73,694 DANAHER CORPORATION                                                                                2,677,303
          338 DEMAG CRANES AG                                                                                       10,323
       37,807 DONALDSON COMPANY INCORPORATED<<                                                                   1,584,113
        9,560 DOOSAN INFRACORE COMPANY LIMITED+                                                                    153,898
       42,000 EBARA CORPORATION                                                                                    166,480
       33,716 ESCO TECHNOLOGIES INCORPORATED                                                                     1,050,253
       19,500 FANUC LIMITED                                                                                      2,093,679
       29,587 FLOWSERVE CORPORATION                                                                              2,644,486
        3,700 FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                            58,576
        3,000 FUJITEC COMPANY LIMITED                                                                               13,927
       61,000 FURUKAWA COMPANY LIMITED                                                                              58,814
       68,285 GARDNER DENVER INCORPORATED<<                                                                      3,259,926
        8,906 GEA GROUP AG                                                                                         184,980
          206 GEORG FISCHER AG                                                                                      75,785
          689 GILDEMEISTER AG+                                                                                       8,402
        6,500 GLORY LIMITED                                                                                        138,728
       50,000 HAITIAN INTERNATIONAL HOLDINGS                                                                        39,852
        3,221 HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                77,241
        2,009 HANJIN HEAVY INDUSTRIES COMPANY                                                                       20,192
          783 HEIDELBERGER DRUCKMASCHINEN AG                                                                         6,073
       10,500 HEXAGON AB                                                                                           171,601
       33,000 HINO MOTORS LIMITED                                                                                  145,340
        1,000 HISAKA WORKS LIMITED                                                                                   9,570
       12,600 HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED+                                                      250,320
       77,500 HITACHI ZOSEN CORPORATION<<                                                                          105,166
        7,200 HOSHIZAKI ELECTRIC COMPANY LIMITED                                                                   128,299
        4,000 HOSOKAWA MICRON CORPORATION                                                                           12,903
        5,106 HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                           1,124,351
        1,347 HYUNDAI MIPO DOCKYARD COMPANY LIMITED+                                                               180,327
      106,527 IDEX CORPORATION                                                                                   3,173,439
       14,858 IMI PLC                                                                                              155,635
          203 INDUSTREA LIMITED                                                                                         62
       39,367 INVENSYS PLC                                                                                         138,984
       22,000 ISEKI & COMPANY LIMITED+<<                                                                            58,660
      139,000 ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                 246,530
        7,973 JAIN IRRIGATION SYSTEMS LIMITED                                                                      211,046
       42,000 JAPAN STEEL WORKS                                                                                    371,956
       61,000 JAYA HOLDINGS LIMITED                                                                                 30,376

                   168 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MACHINERY (continued)
       54,143 JOY GLOBAL INCORPORATED                                                                       $    3,072,074
       21,300 JTEKT CORPORATION                                                                                    174,690
        7,000 JUKI CORPORATION<<                                                                                    10,749
      188,000 KAWASAKI HEAVY INDUSTRIES LIMITED                                                                    501,274
       42,397 KAYDON CORPORATION<<                                                                               1,374,087
        2,500 KCI KONECRANES OYJ                                                                                    76,193
        9,000 KITZ CORPORATION                                                                                      37,067
      104,430 KOMATSU LIMITED                                                                                    2,119,428
        6,600 KOMORI CORPORATION                                                                                    63,164
       10,251 KONE OYJ                                                                                             471,428
          626 KRONES AG                                                                                             33,775
      132,865 KUBOTA CORPORATION                                                                                 1,065,957
       11,100 KURITA WATER INDUSTRIES LIMITED                                                                      292,397
       56,608 LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                             2,806,059
       11,000 MAKINO MILLING MACHINE COMPANY LIMITED                                                                61,147
       13,700 MAKITA CORPORATION                                                                                   389,588
            1 MAKITA CORPORATION ADR                                                                                    28
        5,198 MAN AG                                                                                               447,203
      202,198 MANITOWOC COMPANY INCORPORATED<<                                                                   1,852,134
        2,000 MAX COMPANY LIMITED                                                                                   23,521
       20,000 MEIDENSHA CORPORATION<<                                                                               60,231
        7,085 METSO OYJ                                                                                            258,849
        5,526 MEYER BURGER TECHNOLOGY AG+                                                                          152,132
       50,000 MINEBEA COMPANY LIMITED                                                                              230,330
      369,000 MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                1,330,877
        3,000 MITSUBOSHI BELTING COMPANY LIMITED                                                                    14,605
       77,000 MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                    164,064
        3,000 MIURA COMPANY LIMITED                                                                                 63,635
       11,798 MORGAN CRUCIBLE COMPANY                                                                               35,175
       11,000 MORI SEIKI COMPANY LIMITED                                                                            93,620
      231,545 MUELLER WATER PRODUCTS INCORPORATED                                                                  548,762
       10,000 NABTESCO CORPORATION                                                                                 150,220
       35,000 NACHI-FUJIKOSHI CORPORATION                                                                           85,823
        1,000 NAMURA SHIPBUILDING COMPANY LIMITED                                                                    4,999
       28,093 NAVISTAR INTERNATIONAL CORPORATION+                                                                1,176,535
       29,000 NGK INSULATORS LIMITED                                                                               439,436
       14,000 NIPPON SHARYO LIMITED                                                                                 60,493
        6,000 NIPPON THOMPSON COMPANY LIMITED                                                                       34,139
          900 NITTA CORPORATION                                                                                     12,127
          700 NITTO KOHKI COMPANY LIMITED                                                                           16,531
        1,131 NKT HOLDING AS                                                                                        42,760
       40,332 NORDSON CORPORATION                                                                                2,588,104
        4,000 NORITAKE COMPANY LIMITED                                                                              12,522
       54,000 NSK LIMITED                                                                                          322,033
       68,000 NTN CORPORATION                                                                                      257,398
        2,380 OILES CORPORATION                                                                                     36,262
       15,000 OKUMA CORPORATION                                                                                     72,670
        1,000 ORGANO CORPORATION                                                                                     6,154
        9,500 OSG CORPORATION                                                                                       88,882
       47,465 OSHKOSH TRUCK CORPORATION+                                                                         1,180,929
       50,300 PACCAR INCORPORATED                                                                                2,061,797
       85,400 PARKER HANNIFIN CORPORATION                                                                        5,052,264
       49,567 PENTAIR INCORPORATED<<                                                                             1,491,967
        4,110 ROTORK PLC                                                                                            99,340
        8,000 RYOBI LIMITED                                                                                         27,140
       25,110 SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                             558,163

                   Wells Fargo Advantage Master Portfolios 169


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MACHINERY (continued)
       61,147 SANDVIK AB                                                                                    $      724,262
        4,000 SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                7,999
       16,220 SCANIA AB CLASS B                                                                                    299,316
        3,274 SCHINDLER HOLDING AG                                                                                 326,352
        1,005 SCHINDLER HOLDING SA                                                                                  98,941
        1,200 SECO TOOLS                                                                                            13,962
       99,200 SEMBCORP MARINE LIMITED                                                                              278,828
        2,500 SHIMA SEIKI MANUFACTURING LIMITED                                                                     46,721
       13,649 SHIN ZU SHING COMPANY LIMITED                                                                         30,848
       11,000 SHINMAYWA INDUSTRIES LIMITED                                                                          38,234
      180,000 SINGAMAS CONTAINER HOLDING                                                                            36,330
       86,000 SINOTRUK HONG KONG LIMITED                                                                            81,260
        5,500 SINTOKOGIO LIMITED                                                                                    36,859
          976 SKF AB CLASS A+                                                                                       17,548
       18,900 SKF AB CLASS B                                                                                       339,310
        6,900 SMC CORPORATION                                                                                      850,899
       75,827 SNAP-ON INCORPORATED                                                                               3,126,347
        3,670 SPIRAX-SARCO ENGINEERING PLC                                                                          89,155
       26,400 SPX CORPORATION<<                                                                                  1,479,984
        3,438 STX SHIPBUILDING COMPANY LIMITED+                                                                     37,996
        1,131 SULZER AG                                                                                            112,181
       60,000 SUMITOMO HEAVY INDUSTRIES LIMITED                                                                    277,824
        9,000 TADANO LIMITED                                                                                        43,816
       22,564 TATA MOTORS LIMITED                                                                                  484,642
       10,088 TATA MOTORS LIMITED ADR<<                                                                            215,984
       11,575 THERMAX INDIA LIMITED                                                                                186,556
       12,200 THK COMPANY LIMITED                                                                                  200,986
        1,100 TOCALO COMPANY LIMITED                                                                                15,555
        1,300 TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                          19,188
       45,181 TORO COMPANY<<                                                                                     2,254,532
        4,043 TOROMONT INDUSTRIES LIMITED                                                                          101,990
       10,000 TOSHIBA MACHINE COMPANY LIMITED                                                                       32,020
       12,469 TRELLEBORG AB CLASS B                                                                                 82,896
      123,871 TRINITY INDUSTRIES INCORPORATED<<                                                                  2,120,672
       11,000 TSUBAKIMOTO CHAIN COMPANY                                                                             40,067
       18,000 TSUGAMI CORPORATION<<                                                                                109,701
        1,000 TSUKISHIMA KIKAI COMPANY LIMITED                                                                       6,321
          500 UNION TOOL COMPANY                                                                                    10,808
      188,083 UNITED TRACTORS                                                                                      383,036
        5,708 VALLOUREC SA                                                                                         490,357
       11,186 VALMONT INDUSTRIES INCORPORATED<<                                                                    749,798
       27,800 VOLVO AB CLASS A                                                                                     304,833
       62,080 VOLVO AB CLASS B                                                                                     719,775
          279 VOSSLOH AG                                                                                            27,850
       63,338 WABTEC CORPORATION                                                                                 2,693,765
        4,539 WARTSILA OYJ CLASS B                                                                                 242,046
       11,814 WEIR GROUP PLC                                                                                       218,691
      181,000 YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                            212,313
        5,982 ZARDOYA-OTIS SA                                                                                       93,318
                                                                                                                95,176,146
                                                                                                            --------------
MARINE: 0.26%
       63,862 ALEXANDER & BALDWIN INCORPORATED<<                                                                 2,161,090
           23 AP MOLLER-MAERSK AS A                                                                                169,489
           87 AP MOLLER-MAERSK AS B                                                                                655,327
        6,000 CHINESE MARITIME TRANSPORT LIMITED                                                                    12,868

                   170 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MARINE (continued)
          227 COMPAGNIE MARITIME BELGE SA+                                                                  $        6,150
      307,000 COSCO HOLDINGS                                                                                       319,284
        1,300 D S NORDEN                                                                                            49,017
       12,000 DAIICHI CHUO KISEN KAISHA                                                                             29,425
      303,000 EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                        200,997
       45,497 GENCO SHIPPING & TRADING LIMITED+<<                                                                  684,275
        8,635 HANJIN SHIPPING COMPANY LIMITED+                                                                     217,514
       11,912 HANJIN SHIPPING HOLDING COMPANY+                                                                     151,521
        5,690 HYUNDAI MERCHANT MARINE COMPANY LIMITED+                                                             147,838
        9,500 IINO KAIUN KAISHA LIMITED                                                                             49,304
        1,100 INUI STEAMSHIP COMPANY LIMITED                                                                         6,180
       82,000 KAWASAKI KISEN KAISHA LIMITED                                                                        305,511
       27,290 KIRBY CORPORATION+                                                                                 1,005,091
        3,262 KUEHNE & NAGEL INTERNATIONAL AG                                                                      340,257
       14,000 MALAYSIAN BULK CARRIERS BHD+                                                                          12,715
      385,200 MISC BHD                                                                                           1,078,950
      127,000 MITSUI OSK LINES LIMITED                                                                             798,191
       80,000 NEPTUNE ORIENT LINES LIMITED                                                                         112,726
      181,000 NIPPON YUSEN KABUSHIKI KAISHA                                                                        698,060
       19,000 ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                152,171
      155,000 PACIFIC BASIN SHIPPING LIMITED                                                                       105,210
       70,800 PRECIOUS SHIPPING PCL                                                                                 40,948
       73,800 REGIONAL CONTAINER LINES PCL+                                                                         36,081
          284 SCHMITT INDUSTRIES INCORPORATED(a)(i)                                                                 21,530
       31,652 SHIH WEI NAVIGATION COMPANY LIMITED                                                                   38,584
        2,000 SHINWA KAIUN KAISHA LIMITED                                                                            4,976
       33,100 SHIPPING CORP OF INDIA LIMITED                                                                       113,254
      132,000 SHUN TAK HOLDINGS LIMITED                                                                             75,853
      128,800 SINCERE NAVIGATION CORPORATION                                                                       146,355
        3,981 STX PAN OCEAN COMPANY LIMITED                                                                         38,020
        9,000 STX PAN OCEAN COMPANY LIMITED                                                                         86,448
       20,000 TAIWAN NAVIGATION COMPANY LIMITED                                                                     22,788
       81,840 THORESEN THAI AGENCIES PCL                                                                            63,286
       58,000 U-MING TRANSPORT CORPORATION                                                                         112,075
      199,250 WAN HAI LINES LIMITED                                                                                127,509
      259,416 YANG MING MARINE TRANSPORT                                                                           153,865
                                                                                                                10,550,733
                                                                                                            --------------
ROAD & RAIL: 0.95%
      290,942 ASCIANO GROUP                                                                                        433,576
      159,500 AVIS BUDGET GROUP INCORPORATED+<<                                                                  1,454,640
       27,100 CANADIAN NATIONAL RAILWAY COMPANY                                                                  1,653,676
        9,100 CANADIAN PACIFIC RAILWAY LIMITED                                                                     536,007
          213 CENTRAL JAPAN RAILWAY COMPANY                                                                      1,719,010
      181,000 COMFORTDELGRO CORPORATION LIMITED                                                                    198,960
       71,048 CON-WAY INCORPORATED                                                                               1,862,168
        5,767 CONTAINER CORPORATION OF INDIA                                                                       159,917
       14,780 DSV A/S                                                                                              234,234
       42,100 EAST JAPAN RAILWAY COMPANY                                                                         2,726,152
      124,000 EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                               95,611
       25,434 FIRSTGROUP PLC                                                                                       135,705
       19,000 FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                 97,024
       50,654 GENESEE & WYOMING INCORPORATED+<<                                                                  1,965,882
        1,463 GO-AHEAD GROUP PLC                                                                                    24,569
       83,332 HEARTLAND EXPRESS INCORPORATED<<                                                                   1,213,314
        4,600 HITACHI TRANSPORT SYSTEM LIMITED                                                                      67,130

                   Wells Fargo Advantage Master Portfolios 171


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ROAD & RAIL (continued)
       50,562 J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                     $    1,655,400
       53,934 KANSAS CITY SOUTHERN+                                                                              1,810,564
       51,000 KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                      517,224
       63,000 KEIO CORPORATION<<                                                                                   432,698
       34,000 KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                              218,141
      182,000 KINTETSU CORPORATION                                                                                 608,761
        1,506 KOREA EXPRESS COMPANY LIMITED+                                                                        73,736
       66,335 LANDSTAR SYSTEM INCORPORATED                                                                       2,386,733
        3,000 MARUZEN SHOWA UNYU COMPANY LIMITED                                                                     9,713
      148,062 MTR CORPORATION LIMITED                                                                              529,150
      112,000 NAGOYA RAILROAD COMPANY LIMITED+                                                                     337,293
       52,000 NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                              230,258
       29,635 NATIONAL EXPRESS GROUP PLC                                                                           101,717
       94,000 NIPPON EXPRESS COMPANY LIMITED                                                                       328,961
        7,000 NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                82,324
       39,000 NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                170,837
       40,600 NORFOLK SOUTHERN CORPORATION                                                                       2,179,408
       66,000 ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                              609,642
       58,031 OLD DOMINION FREIGHT LINE+<<                                                                       1,352,691
       26,027 RYDER SYSTEM INCORPORATED                                                                            998,656
       38,000 SAGAMI RAILWAY COMPANY LIMITED                                                                       182,288
       28,000 SANKYU INCORPORATED                                                                                  106,987
        1,684 SBS TRANSIT LIMITED                                                                                    2,249
       13,000 SEINO HOLDINGS COMPANY LIMITED                                                                        80,931
        4,000 SENKO COMPANY LIMITED                                                                                 11,665
       65,000 SMRT CORPORATION LIMITED                                                                              98,783
       25,848 STAGECOACH GROUP PLC                                                                                  68,263
       96,000 TOBU RAILWAY COMPANY LIMITED                                                                         548,506
      123,000 TOKYU CORPORATION                                                                                    562,219
        2,911 TRANSFORCE INCORPORATED                                                                               26,398
       24,000 TRANSPORT INTERNATIONAL HOLDINGS LIMITED+                                                             72,814
       72,800 UNION PACIFIC CORPORATION                                                                          5,310,032
       80,133 WERNER ENTERPRISES INCORPORATED<<                                                                  1,597,852
          198 WEST JAPAN RAILWAY COMPANY                                                                           735,341
                                                                                                                38,615,810
                                                                                                            --------------
TRADING COMPANIES & DISTRIBUTORS: 0.74%
       25,432 ADANI ENTERPRISES LIMITED                                                                            351,474
        3,463 ALESCO CORPORATION LIMITED                                                                             8,534
       26,651 ASHTEAD GROUP PLC                                                                                     31,452
          313 BAYWA AG                                                                                              11,554
       15,150 BUNZL PLC                                                                                            165,199
       14,236 DAEWOO INTERNATIONAL CORPORATION+                                                                    396,005
       72,497 FASTENAL COMPANY<<                                                                                 3,281,939
        9,000 FINNING INTERNATIONAL INCORPORATED                                                                   173,864
       62,957 GATX CORPORATION<<                                                                                 1,718,726
        8,472 GRAFTON GROUP PLC                                                                                     28,912
       21,000 HANWHA CHEMICAL CORPORATION                                                                           75,991
        2,200 INABA DENKI SANGYO COMPANY LIMITED                                                                    50,882
      173,400 ITOCHU CORPORATION                                                                                 1,415,931
       24,000 IWATANI INTERNATIONAL CORPORATION                                                                     66,278
       11,000 JAPAN PULP & PAPER COMPANY LIMITED                                                                    35,484
        9,000 JFE SHOJI HOLDINGS INCORPORATED                                                                       31,068
       34,000 KANEMATSU CORPORATION+                                                                                27,116
        3,266 KLOECKNER & COMPANY                                                                                   64,007

                   172 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
TRADING COMPANIES & DISTRIBUTORS (continued)
        3,100 KURODA ELECTRIC COMPANY LIMITED                                                               $       35,240
      185,000 MARUBENI CORPORATION                                                                                 953,517
        8,100 MISUMI GROUP INCORPORATED                                                                            157,642
      171,000 MITSUBISHI CORPORATION                                                                             3,663,850
           33 MITSUBISHI CORPORATION ADR                                                                             1,403
      188,000 MITSUI & COMPANY LIMITED                                                                           2,445,947
          263 MITSUI & COMPANY LIMITED ADR                                                                          67,591
       59,171 MSC INDUSTRIAL DIRECT COMPANY                                                                      2,637,251
       13,000 NAGASE & COMPANY LIMITED                                                                             140,817
          500 NICHIDEN CORPORATION                                                                                  14,760
      339,113 NOBLE GROUP LIMITED                                                                                  392,776
        1,500 OKAYA & COMPANY LIMITED                                                                               14,820
          700 ONOKEN COMPANY LIMITED                                                                                 5,283
        1,108 RAMIRENT OYJ+                                                                                          9,815
        5,331 REECE AUSTRALIA LIMITED                                                                              112,172
        2,527 REXEL SA                                                                                              35,354
        3,149 RUSSEL METALS INCORPORATED                                                                            56,404
       16,282 SAMSUNG CORPORATION                                                                                  765,956
       17,008 SEVEN NETWORK LIMITED                                                                                 94,726
          500 SHINWA COMPANY LIMITED NAGOYA                                                                          5,690
       15,730 SIG PLC                                                                                               22,472
        9,660 SK NETWORKS COMPANY LIMITED+                                                                          79,526
      160,700 SOJITZ CORPORATION                                                                                   258,237
      136,600 SUMITOMO CORPORATION                                                                               1,565,835
        4,592 SUPERIOR PLUS CORPORATION                                                                             50,470
        7,000 TAT HONG HOLDINGS LIMITED                                                                              4,699
       22,900 TOYOTA TSUSHO CORPORATION                                                                            327,649
        8,910 TRAVIS PERKINS PLC                                                                                   104,126
          900 TRUSCO NAKAYAMA CORPORATION                                                                           11,795
       90,471 UNITED RENTALS INCORPORATED+<<                                                                     1,017,799
       36,707 WATSCO INCORPORATED<<                                                                              1,884,904
       54,884 WESCO INTERNATIONAL INCORPORATED+<<                                                                1,771,656
       14,929 WOLSELEY PLC                                                                                         288,259
       32,780 WW GRAINGER INCORPORATED<<                                                                         3,467,796
        2,900 YAMAZEN CORPORATION                                                                                   10,494
       10,000 YUASA TRADING COMPANY LIMITED                                                                          9,404
                                                                                                                30,420,551
                                                                                                            --------------
TRANSPORTATION INFRASTRUCTURE: 0.15%
       18,072 ABERTIS INFRAESTRUCTURAS SA                                                                          299,555
        1,420 AEROPORTS DE PARIS                                                                                   100,196
       53,200 AIRPORTS OF THAILAND PCL                                                                              67,573
        3,972 ANSALDO STS SPA                                                                                       47,542
       16,101 ATLANTIA SPA                                                                                         303,407
      148,561 AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                               207,183
       48,400 BANGKOK EXPRESSWAY PCL                                                                                29,230
       22,153 BBA AVIATION PLC                                                                                      60,204
        6,400 BINTULU PORT HOLDINGS BERHAD                                                                          13,990
       12,968 BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                    81,511
      136,507 CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                               460,654
       19,155 CIA DE CONCESSOES RODOVIARIAS                                                                        439,542
      333,697 CONNECTEAST GROUP                                                                                    120,241
      252,518 COSCO PACIFIC LIMITED                                                                                332,416
          155 FLUGHAFEN WIEN AG                                                                                      9,036
          200 FLUGHAFEN ZUERICH AG+                                                                                 66,486

                   Wells Fargo Advantage Master Portfolios 173


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
TRANSPORTATION INFRASTRUCTURE (continued)
        2,361 FORTH PORTS PLC                                                                               $       47,181
        1,636 FRAPORT AG                                                                                            85,044
       10,922 GEMINA SPA+                                                                                            6,616
       20,824 GROUPE EUROTUNNEL SA                                                                                 154,720
        1,110 HAMBURGER HAFEN UND LOGISTIK AG                                                                       38,831
       67,500 HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                               51,631
      134,600 INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                    94,956
        7,800 JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                               133,513
       36,000 KAMIGUMI COMPANY LIMITED                                                                             260,969
        3,272 KONINKLIJKE VOPAK NV                                                                                 131,422
      133,332 MACQUARIE AIRPORTS GROUP                                                                             351,132
       27,037 MACQUARIE ATLAS ROADS LIMITED+                                                                        30,069
      170,979 MACQUARIE INFRASTRUCTURE GROUP                                                                       224,377
       50,200 MALAYSIA AIRPORTS HOLDINGS BHD                                                                        87,342
       21,000 MITSUBISHI LOGISTICS CORPORATION                                                                     231,722
        9,000 MITSUI-SOKO COMPANY LIMITED                                                                           32,460
       29,280 MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                          478,445
        4,000 NISSIN CORPORATION                                                                                     8,666
      136,500 PLUS EXPRESSWAYS BHD                                                                                 182,687
        2,269 PORT OF TAURANGA LIMITED                                                                              10,680
       16,000 SIA ENGINEERING COMPANY                                                                               48,750
       53,666 SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                          110,460
        1,409 SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                         11,892
          299 SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                               20,442
       17,000 SUMITOMO WAREHOUSE COMPANY LIMITED                                                                    81,347
       40,981 TAV HAVALIMANLARI HOLDING AS+                                                                        181,148
      109,348 TRANSURBAN GROUP                                                                                     473,787
                                                                                                                 6,209,055
                                                                                                            --------------
INFORMATION TECHNOLOGY: 14.05%
COMMUNICATIONS EQUIPMENT: 1.55%
       60,000 AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                      109,838
      150,000 ADC TELECOMMUNICATIONS INCORPORATED+<<                                                             1,900,500
          800 AIPHONE COMPANY LIMITED                                                                               12,741
      125,318 ALCATEL SA                                                                                           323,018
       25,746 BLACK BOX CORPORATION                                                                                726,037
      217,051 BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                       1,089,596
       64,000 BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                          30,771
      296,000 CHINA WIRELESS TECH LIMITED                                                                          122,529
      122,180 CIENA CORPORATION+<<                                                                               1,523,585
      841,849 CISCO SYSTEMS INCORPORATED+                                                                       16,879,072
       57,200 COMBA TELECOM SYSTEMS HOLDINGS LIMITED                                                                58,533
      123,572 COMMSCOPE INCORPORATED+                                                                            2,316,975
       40,025 COMPAL COMMUNICATIONS INCORPORATED                                                                    31,299
       35,894 COMTECH TELECOMMUNICATIONS CORPORATION+<<                                                            731,161
       73,749 D-LINK CORPORATION                                                                                    59,857
        2,000 DENKI KOGYO COMPANY LIMITED                                                                            9,023
        5,800 ECHOSTAR CORPORATION+                                                                                108,228
      121,515 EMULEX CORPORATION+                                                                                1,159,253
          552 EVS BROADCAST EQUIPMENT SA                                                                            27,841
       41,647 F5 NETWORKS INCORPORATED+                                                                          3,641,197
      142,962 HARMONIC INCORPORATED+                                                                               830,609
      100,944 HIGH TECH COMPUTER CORPORATION                                                                     1,843,424
        5,000 HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                 37,674
          600 ICOM INCORPORATED                                                                                     15,741

                   174 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMMUNICATIONS EQUIPMENT (continued)
       57,379 INTERDIGITAL INCORPORATED+<<                                                                  $    1,418,409
        4,000 JAPAN RADIO COMPANY LIMITED                                                                            9,189
      339,449 JDS UNIPHASE CORPORATION+                                                                          3,119,536
       77,084 JUNIPER NETWORKS INCORPORATED+                                                                     2,096,685
      238,000 MOTOROLA INCORPORATED+                                                                             1,792,140
      213,713 NOKIA OYJ                                                                                          1,826,734
       45,541 POLYCOM INCORPORATED+                                                                              1,297,008
      239,397 QUALCOMM INCORPORATED                                                                              9,171,299
       27,340 RESEARCH IN MOTION LIMITED+                                                                        1,171,696
       74,707 RIVERBED TECHNOLOGY INCORPORATED+                                                                  2,865,761
      317,935 SONUS NETWORKS INCORPORATED+                                                                         941,088
       99,462 TEKELEC+                                                                                           1,090,104
        3,200 TELEFONAKTIEBOLAGET LM ERICSSON CLASS A                                                               30,132
      171,778 TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                            1,666,292
      173,064 TELLABS INCORPORATED                                                                               1,228,754
       16,000 VTECH HOLDINGS LIMITED                                                                               158,997
       23,446 ZINWELL CORPORATION                                                                                   36,595
                                                                                                                63,508,921
                                                                                                            --------------
COMPUTERS & PERIPHERALS: 1.78%
      345,517 ACER INCORPORATED                                                                                    810,025
       46,092 ADVANTECH COMPANY LIMITED                                                                            104,460
      164,761 AMTRAN TECHNOLOGY COMPANY LIMITED+                                                                   124,468
      132,388 APPLE INCORPORATED+                                                                               32,219,268
       83,280 ASUSTEK COMPUTER INCORPORATED                                                                        555,044
      168,032 BENQ CORPORATION+                                                                                     94,942
       91,614 CATCHER TECHNOLOGY COMPANY LIMITED                                                                   202,481
       57,017 CHICONY ELECTRONICS COMPANY LIMITED                                                                  102,344
       65,586 CLEVO COMPANY+                                                                                       136,151
      511,000 CMC MAGNETICS CORPORATION+                                                                           125,062
      581,754 COMPAL ELECTRONIC INCORPORATED                                                                       651,963
       33,436 DIEBOLD INCORPORATED                                                                                 867,330
        1,900 EIZO NANAO CORPORATION                                                                                37,046
       71,978 ELECTRONICS FOR IMAGING INCORPORATED+                                                                766,206
       43,672 ELITEGROUP COMPUTER SYSTEMS                                                                           14,519
      295,220 EMC CORPORATION+                                                                                   5,384,813
      136,935 FOXCONN TECHNOLOGY COMPANY LIMITED                                                                   392,415
      226,000 FUJITSU LIMITED                                                                                    1,565,671
        3,654 GEMALTO NV                                                                                           125,024
      342,315 HEWLETT-PACKARD COMPANY                                                                           13,172,281
      288,775 INVENTEC COMPANY LIMITED                                                                             141,981
       35,200 JESS LINK PRODUCTS COMPANY LIMITED                                                                   122,520
      596,000 LENOVO GROUP LIMITED                                                                                 341,721
       38,200 LEXMARK INTERNATIONAL INCORPORATED+<<                                                              1,336,618
       51,466 LITE-ON IT CORPORATION                                                                                48,198
      329,011 LITE-ON TECHNOLOGY CORPORATION                                                                       378,988
        8,712 LOGITECH INTERNATIONAL SA+                                                                           129,489
          900 MEGACHIPS CORPORATION                                                                                 16,091
        2,000 MELCO HOLDINGS INCORPORATED                                                                           60,279
      112,218 MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                              54,999
       90,131 MITAC INTERNATIONAL CORPORATION                                                                       33,482
       81,085 NCR CORPORATION+                                                                                   1,041,942
      277,149 NEC ELECTRONICS CORPORATION                                                                          705,986
       61,112 NETAPP INCORPORATED+                                                                               2,471,369
      224,150 PEGATRON CORPORATION+                                                                                280,590

                   Wells Fargo Advantage Master Portfolios 175


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
COMPUTERS & PERIPHERALS (continued)
       55,800 QLOGIC CORPORATION+                                                                           $      831,141
      426,766 QUANTA COMPUTER INCORPORATED                                                                         647,463
      272,159 RITEK CORPORATION+                                                                                    71,706
      246,383 SEAGATE TECHNOLOGY PLC+                                                                            2,495,860
       20,800 SEIKO EPSON CORPORATION                                                                              266,654
       42,762 SYNAPTICS INCORPORATED+<<                                                                          1,129,772
      454,000 TOSHIBA CORPORATION                                                                                2,134,627
      122,000 TPV TECHNOLOGY LIMITED                                                                                72,773
           35 WACOM COMPANY LIMITED                                                                                 39,329
        1,542 WINCOR NIXDORF AG                                                                                     89,625
      275,267 WISTRON CORPORATION                                                                                  430,507
                                                                                                                72,825,223
                                                                                                            --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.60%
       50,000 AGILENT TECHNOLOGIES INCORPORATED+                                                                 1,348,500
       16,500 ALPS ELECTRIC COMPANY LIMITED+                                                                       113,719
       92,013 AMPHENOL CORPORATION CLASS A                                                                       3,746,769
       38,718 ANIXTER INTERNATIONAL INCORPORATED+<<                                                              1,776,382
        9,000 ANRITSU CORPORATION<<                                                                                 53,886
        3,400 ARISAWA MANUFACTURING COMPANY LIMITED                                                                 20,762
       59,166 ARROW ELECTRONICS INCORPORATED+                                                                    1,353,718
    1,011,319 AU OPTRONICS CORPORATION                                                                             872,915
       76,279 AVNET INCORPORATED+                                                                                1,746,789
       25,028 AVX CORPORATION                                                                                      311,098
       98,361 BENCHMARK ELECTRONICS INCORPORATED+                                                                1,380,005
      101,779 BRIGHTPOINT INCORPORATED+                                                                            606,603
      243,600 CALCOMP ELECTRONICS PCL                                                                               29,112
        2,400 CANON ELECTRONICS INCORPORATED                                                                        55,908
        3,400 CELESTICA INCORPORATED NPV+                                                                           25,635
        7,738 CELESTICA INCORPORATED+                                                                               58,112
       70,443 CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                         113,909
       81,370 CHROMA ATE INCORPORATED                                                                              186,952
      608,075 CHUNGHWA PICTURE TUBES LIMITED+                                                                       93,962
       25,500 CITIZEN HOLDINGS COMPANY LIMITED                                                                     130,824
        4,800 CMK CORPORATION                                                                                       21,483
       54,311 COGNEX CORPORATION                                                                                 1,059,065
        6,000 DAISHINKU CORPORATION                                                                                 22,426
       22,600 DELTA ELECTRONICS (THAILAND) PCL+                                                                     20,762
      289,531 DELTA ELECTRONICS INCORPORATED                                                                     1,098,146
       88,000 DIGITAL CHINA HOLDINGS LIMITED                                                                       136,886
       28,452 DOLBY LABORATORIES INCORPORATED CLASS A+<<                                                         1,576,810
       44,350 ELECTROCOMPONENTS PLC                                                                                143,517
        3,900 ENPLAS CORPORATION                                                                                    61,836
        3,600 ESPEC CORPORATION                                                                                     19,241
       41,210 EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                105,874
        1,640 EVERTZ TECHNOLOGIES LIMITED                                                                           23,546
      408,300 FLEXTRONICS INTERNATIONAL LIMITED+<<                                                               2,012,919
       81,058 FLIR SYSTEMS INCORPORATED+<<                                                                       2,036,177
      173,000 FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                              114,981
       52,200 FUJIFILM HOLDINGS CORPORATION                                                                      1,584,454
        4,800 HAKUTO COMPANY LIMITED                                                                                40,395
       15,334 HALMA PLC                                                                                             64,507
       10,200 HAMAMATSU PHOTONICS                                                                                  309,485
      194,800 HANA MICROELECTRONICS PCL                                                                            163,397
      523,962 HANNSTAR DISPLAY CORPORATION+                                                                         96,012

                  176 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (continued)
          900 HIOKI EE CORPORATION                                                                          $       17,859
        3,400 HIROSE ELECTRIC COMPANY LIMITED                                                                      328,628
        5,900 HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                 95,723
      483,000 HITACHI LIMITED                                                                                    1,954,767
    1,028,535 HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                         3,628,159
        4,000 HORIBA LIMITED                                                                                        95,227
        6,500 HOSIDEN CORPORATION                                                                                   60,582
       46,000 HOYA CORPORATION                                                                                   1,014,070
       16,200 IBIDEN COMPANY LIMITED                                                                               390,296
        1,024 INGENICO SA                                                                                           24,969
       80,916 INGRAM MICRO INCORPORATED+                                                                         1,218,595
      919,724 INNOLUX DISPLAY CORPORATION                                                                          950,330
       68,546 INSIGHT ENTERPRISES INCORPORATED+                                                                    900,694
       52,799 ITRON INCORPORATED+                                                                                2,851,146
       98,100 JABIL CIRCUIT INCORPORATED                                                                         1,005,525
        2,000 JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                           10,951
        2,900 JAPAN CASH MACHINE COMPANY LIMITED                                                                    20,194
       76,000 JU TENG INTERNATIONAL HOLDINGS LIMITED                                                                39,960
        3,800 KAGA ELECTRONICS COMPANY LIMITED                                                                      40,936
        4,400 KEYENCE CORPORATION                                                                                  911,844
       54,500 KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                 257,480
       82,500 KINGBOARD LAMINATES HOLDINGS LIMITED                                                                  79,225
        3,700 KOA CORPORATION                                                                                       33,120
        2,324 KUDELSKI SA                                                                                           58,372
       20,300 KYOCERA CORPORATION                                                                                1,725,295
           30 KYOCERA CORPORATION ADR                                                                                2,567
        7,493 LAIRD GROUP PLC                                                                                       14,962
       20,244 LARGAN PRECISION COMPANY LIMITED                                                                     365,269
          579 LG INNOTEK COMPANY LIMITED                                                                            63,748
       28,650 LG PHILLIPS LCD COMPANY LIMITED+                                                                     795,767
       27,652 LITTELFUSE INCORPORATED+<<                                                                         1,029,760
        8,700 MITSUMI ELECTRIC COMPANY LIMITED                                                                     121,993
       31,391 MOLEX INCORPORATED<<                                                                                 554,051
       34,247 MOLEX INCORPORATED CLASS A                                                                           516,445
          300 MURAMOTO ELECTRON THAILAND PCL+                                                                        1,888
       22,900 MURATA MANUFACTURING COMPANY LIMITED                                                               1,087,621
       25,434 NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                              81,779
       80,900 NATIONAL INSTRUMENTS CORPORATION                                                                   2,332,347
        9,200 NICHICON CORPORATION                                                                                  98,560
        7,000 NIDEC COPAL ELECTRONICS CORPORATION                                                                   57,660
        3,000 NIDEC SANKYO CORPORATION                                                                              21,819
        3,200 NIHON DEMPA KOGYO COMPANY LIMITED                                                                     41,595
       17,000 NIPPON CHEMI-CON CORPORATION                                                                          67,790
       38,000 NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                425,640
       64,000 OKI ELECTRIC INDUSTRY COMPANY LIMITED+                                                                49,518
       24,604 OMRON CORPORATION                                                                                    523,359
        2,730 OPTEX COMPANY LIMITED                                                                                 33,081
        5,000 OSAKI ELECTRIC COMPANY LIMITED                                                                        37,615
       58,591 PAN-INTERNATIONAL INDUSTRIAL                                                                          79,380
       51,596 PLEXUS CORPORATION+<<                                                                              1,187,740
       18,366 PREMIER FARNELL PLC                                                                                   62,981
        4,200 RYOSAN COMPANY LIMITED                                                                               106,987
          800 RYOYO ELECTRO CORPORATION                                                                              7,256
      379,400 SAMART CORPORATION PCL+                                                                               92,744
        7,560 SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED+                                                           718,859

                   Wells Fargo Advantage Master Portfolios 177


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (continued)
        4,754 SAMSUNG SDI COMPANY LIMITED+                                                                  $      666,171
          900 SANSHIN ELECTRONICS COMPANY LIMITED                                                                    7,628
       26,000 SHIMADZU CORPORATION                                                                                 176,098
      188,000 SINTEK PHOTRONIC CORPORATION+                                                                        106,812
       11,000 SMK CORPORATION                                                                                       46,090
        5,597 SPECTRIS PLC                                                                                          75,409
        2,000 STAR MICRONICS COMPANY LIMITED                                                                        17,165
      186,462 SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                          383,006
       11,000 TAIYO YUDEN COMPANY LIMITED                                                                          121,247
       16,000 TAMURA CORPORATION                                                                                    40,567
       13,800 TDK CORPORATION                                                                                      722,771
       68,030 TECH DATA CORPORATION+                                                                             2,462,686
        2,000 TEIKOKY TSUSHIN KOGYO COMPANY                                                                          4,547
       14,000 TOKO INCORPORATED                                                                                     18,664
        6,200 TOPCON CORPORATION                                                                                    25,756
        3,700 TOYO CORPORATION                                                                                      41,003
       63,708 TRIMBLE NAVIGATION LIMITED+                                                                        1,792,106
       71,407 TRIPOD TECHNOLOGY CORPORATION                                                                        245,201
        4,000 TRULY INTERNATIONAL                                                                                    4,978
       49,972 TYCO ELECTRONICS LIMITED                                                                           1,225,313
      208,402 UNIMICRON TECHNOLOGY CORPORATION                                                                     329,836
       25,000 VENTURE CORPORATION LIMITED+                                                                         160,457
      267,859 VISHAY INTERTECHNOLOGY INCORPORATED+                                                               2,059,836
       17,768 VISHAY PRECISION GROUP+                                                                              257,458
       28,000 WASION GROUP HOLDINGS LIMITED+                                                                        20,517
       16,000 WBL CORPORATION LIMITED                                                                               51,357
      205,000 WINTEK CORPORATION                                                                                   254,698
      146,768 WPG HOLDINGS COMPANY LIMITED                                                                         272,149
      232,000 YAGEO CORPORATION                                                                                     90,891
        6,000 YAMATAKE CORPORATION                                                                                 146,768
       33,000 YASKAWA ELECTRIC CORPORATION                                                                         228,616
       23,500 YOKOGAWA ELECTRIC CORPORATION                                                                        146,298
        3,200 YOKOWO COMPANY LIMITED                                                                                18,893
       11,883 YOUNG FAST OPTOELECTRONICS COMPANY LIMITED                                                           125,381
                                                                                                                65,378,580
                                                                                                            --------------
INTERNET SOFTWARE & SERVICES: 1.26%
           32 ACCESS COMPANY LIMITED                                                                                43,538
       91,561 AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                4,218,215
      133,266 ALIBABA.COM LIMITED                                                                                  260,065
       51,928 AOL INCORPORATED+                                                                                  1,153,840
       50,561 DIGITAL RIVER INCORPORATED+<<                                                                      1,333,294
          120 EACCESS LIMITED                                                                                       87,418
      162,317 EARTHLINK INCORPORATED                                                                             1,389,434
      163,708 EBAY INCORPORATED+                                                                                 3,804,574
       23,998 EQUINIX INCORPORATED+<<                                                                            2,188,858
    1,353,000 G RESOURCES GROUP LIMITED+                                                                            66,095
       35,619 GOOGLE INCORPORATED CLASS A+                                                                      16,029,262
           18 GOURMET NAVIGATOR INCORPORATED<<                                                                      24,126
        2,100 GREE INCORPORATED                                                                                    154,732
       43,440 IAC INTERACTIVECORP+                                                                               1,076,878
            6 INTERNET INITIATIVE JAPAN INCORPORATED                                                                15,784
           16 KAKAKU.COM INCORPORATED                                                                               78,181
            4 MIXI INCORPORATED+                                                                                    21,474
       64,284 MONSTER WORLDWIDE INCORPORATED+<<                                                                    709,053

                   178 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INTERNET SOFTWARE & SERVICES (continued)
        5,475 NHN CORPORATION+                                                                              $      897,354
        2,700 OPEN TEXT CORPORATION+                                                                               118,852
      136,789 RACKSPACE HOSTING INCORPORATED+<<                                                                  2,693,375
       51,430 SAVVIS INCORPORATED+<<                                                                               900,539
            4 SO-NET ENTERTAINMENT CORPORATION                                                                      10,332
       82,000 TENCENT HOLDINGS LIMITED                                                                           1,500,061
          588 TISCALI SPA+                                                                                              74
        5,507 UNITED INTERNET AG                                                                                    70,590
      131,105 UNITED ONLINE INCORPORATED                                                                           646,348
      122,829 VALUECLICK INCORPORATED+<<                                                                         1,338,836
       96,600 VERISIGN INCORPORATED+<<                                                                           2,813,958
       52,952 VISTAPRINT NV+                                                                                     1,624,567
       61,213 WEBMD HEALTH CORPORATION+                                                                          3,118,190
      192,550 YAHOO! INCORPORATED+                                                                               2,518,554
        1,580 YAHOO! JAPAN CORPORATION                                                                             568,920
                                                                                                                51,475,371
                                                                                                            --------------
IT SERVICES: 2.06%
       92,302 ACCENTURE LIMITED CLASS A                                                                          3,378,253
      121,913 ACXIOM CORPORATION+                                                                                1,511,112
       28,285 ALLIANCE DATA SYSTEMS CORPORATION+<<                                                               1,589,334
        2,486 ATOS ORIGIN SA                                                                                        96,150
       61,695 BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                        1,317,188
       39,603 CACI INTERNATIONAL INCORPORATED CLASS A+                                                           1,616,198
        8,248 CAP GEMINI SA                                                                                        348,688
       13,600 CGI GROUP INCORPORATED+                                                                              187,991
      118,475 CIELO SA                                                                                           1,011,886
       43,695 COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                2,517,050
       77,500 COMPUTER SCIENCES CORPORATION                                                                      3,085,275
       49,614 COMPUTERSHARE LIMITED                                                                                418,904
      168,177 CONVERGYS CORPORATION+                                                                             1,703,633
       57,456 CORELOGIC INCORPORATED                                                                               992,265
       51,239 CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                            937,674
        3,400 CSK HOLDINGS CORPORATION<<                                                                            11,130
       34,572 DIMENSION DATA HOLDINGS PLC                                                                           63,838
       20,245 DST SYSTEMS INCORPORATED<<                                                                           824,781
       60,865 EURONET WORLDWIDE INCORPORATED+                                                                      856,979
       49,400 FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                1,276,496
       81,614 FISERV INCORPORATED+                                                                               4,083,148
       32,964 GARTNER INCORPORATED+                                                                                945,408
       43,212 GLOBAL PAYMENTS INCORPORATED                                                                       1,626,068
       26,435 HCL TECHNOLOGIES LIMITED                                                                             214,981
       49,961 HEWITT ASSOCIATES INCORPORATED+                                                                    2,411,617
      309,000 HI SUN TECHNOLOGY CHINA LIMITED+                                                                     108,048
        6,012 INDRA SISTEMAS SA                                                                                    100,605
        2,500 INES CORPORATION                                                                                      16,278
       51,314 INFOSYS TECHNOLOGIES LIMITED                                                                       2,960,427
       23,617 INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                 1,353,018
      187,146 INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       23,062,002
       10,643 IRESS MARKET TECHNOLOGY LIMITED                                                                       73,196
        8,106 IT HOLDINGS CORPORATION                                                                               91,471
        3,000 ITOCHU TECHNO-SCIENCE CORPORATION                                                                     97,774
       72,745 LOGICA PLC                                                                                           121,048
       29,229 MANTECH INTERNATIONAL CORPORATION CLASS A+                                                         1,034,414
       14,038 MASTERCARD INCORPORATED CLASS A                                                                    2,784,578

                   Wells Fargo Advantage Master Portfolios 179


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
IT SERVICES (continued)
        9,756 MPHASIS LIMITED+                                                                              $      128,753
          800 NEC FIELDING LIMITED                                                                                   8,561
           60 NET ONE SYSTEMS COMPANY LIMITED                                                                       69,135
       37,505 NEUSTAR INCORPORATED CLASS A+                                                                        830,361
        9,400 NIHON UNISYS LIMITED                                                                                  64,226
       17,300 NOMURA RESEARCH INSTITUTE LIMITED                                                                    336,280
          600 NS SOLUTIONS CORPORATION                                                                              10,392
          148 NTT DATA CORPORATION                                                                                 462,973
          720 OBIC COMPANY LIMITED                                                                                 135,498
        2,000 OTSUKA CORPORATION                                                                                   131,651
        8,475 PATNI COMPUTER SYSTEMS LIMITED                                                                        81,714
       50,976 REDECARD SA                                                                                          696,612
      195,018 SAIC INCORPORATED+<<                                                                               2,901,868
       16,451 SATYAM COMPUTER SERVICES LIMITED<<                                                                    74,359
       39,385 SATYAM COMPUTER SERVICES LIMITED+                                                                     66,981
        7,620 SMS MANAGEMENT & TECHNOLOGY LIMITED                                                                   42,101
       57,236 TATA CONSULTANCY SERVICES LIMITED                                                                  1,026,634
        3,875 TECH MAHINDRA LIMITED+                                                                                52,577
       39,904 TELETECH HOLDINGS INCORPORATED+                                                                      505,983
       88,389 TERADATA CORPORATION+                                                                              2,893,856
        2,740 TIETOENATOR OYJ                                                                                       45,070
        2,200 TKC AS                                                                                                39,726
       96,294 TOTAL SYSTEM SERVICES INCORPORATED                                                                 1,367,375
        1,300 TRANSCOSMOS INCORPORATED                                                                              10,554
       72,244 VISA INCORPORATED                                                                                  4,983,391
       28,597 WIPRO LIMITED<<                                                                                      366,896
       20,880 WIPRO LIMITED                                                                                        177,662
        3,790 WIRECARD AG                                                                                           44,004
       50,085 WRIGHT EXPRESS CORPORATION+<<                                                                      1,608,229
                                                                                                                83,992,328
                                                                                                            --------------
OFFICE ELECTRONICS: 0.22%
       40,000 ABILITY ENTERPRISE COMPANY LIMITED                                                                    61,809
       24,100 BROTHER INDUSTRIES LIMITED                                                                           258,757
      123,000 CANON INCORPORATED                                                                                 5,014,582
            7 CANON INCORPORATED ADR                                                                                   286
       53,000 KONICA MINOLTA HOLDINGS INCORPORATED                                                                 463,064
        1,475 NEOPOST SA                                                                                           104,235
        3,572 OCE NV                                                                                                31,854
       79,565 RICOH COMPANY LIMITED                                                                              1,017,174
        3,700 RISO KAGAKU CORPORATION                                                                               44,527
       19,000 TOSHIBA TEC CORPORATION                                                                               68,075
      148,139 XEROX CORPORATION<<                                                                                1,250,293
       30,607 ZEBRA TECHNOLOGIES CORPORATION+                                                                      875,972
                                                                                                                 9,190,628
                                                                                                            --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.31%
      677,999 ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                      466,688
       18,500 ADVANTEST CORPORATION                                                                                351,018
        4,393 AIXTRON AG <<                                                                                        109,114
       61,000 ALI CORPORATION                                                                                       89,308
      159,216 ALTERA CORPORATION                                                                                 3,927,859
      175,359 AMKOR TECHNOLOGY INCORPORATED+<<                                                                     889,070
      148,700 APPLIED MATERIALS INCORPORATED                                                                     1,544,993
       99,687 APPLIED MICRO CIRCUITS CORPORATION+<<                                                              1,074,626

                   180 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
       88,071 ARM HOLDINGS PLC                                                                              $      495,437
        1,848 ASM INTERNATIONAL NV                                                                                  40,831
       17,500 ASM PACIFIC TECHNOLOGY                                                                               141,620
       25,119 ASML HOLDING NV                                                                                      626,296
       90,717 ATHEROS COMMUNICATIONS INCORPORATED+<<                                                             2,237,081
      626,014 ATMEL CORPORATION+<<                                                                               3,630,881
        1,400 AXELL CORPORATION                                                                                     41,578
       64,300 BROADCOM CORPORATION CLASS A                                                                       1,927,071
       29,942 CABOT MICROELECTRONICS CORPORATION+                                                                  896,164
       51,897 CREE INCORPORATED+<<                                                                               2,778,565
        9,097 CSR PLC+                                                                                              39,190
       38,392 CYMER INCORPORATED+<<                                                                              1,129,877
       23,000 DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                       100,750
        3,000 DISCO CORPORATION                                                                                    149,804
       44,000 ELAN MICROELECTRONICS CORPORATION                                                                     58,444
       19,200 ELPIDA MEMORY INCORPORATED+                                                                          230,601
      114,210 EPISTAR CORPORATION                                                                                  294,492
      193,152 FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                1,493,065
       22,410 FARADAY TECHNOLOGY CORPORATION                                                                        36,587
        6,900 FIRST SOLAR INCORPORATED+<<                                                                          882,165
       62,964 FORMFACTOR INCORPORATED+                                                                             442,007
       12,600 FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                  22,853
       62,865 GINTECH ENERGY CORPORATION                                                                           182,900
        4,386 GLOBAL UNICHIP CORPORATION                                                                            14,445
       58,066 GREATEK ELECTRONIC INCORPORATED                                                                       53,292
       79,807 HYNIX SEMICONDUCTOR INCORPORATED+                                                                  1,404,561
       57,136 INFINEON TECHNOLOGIES AG+                                                                            318,657
      214,888 INOTERA MEMORIES INCORPORATED                                                                        103,640
      247,836 INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                       1,268,920
      616,334 INTEL CORPORATION                                                                                 10,921,438
       57,902 INTERSIL CORPORATION CLASS A<<                                                                       578,730
      144,063 KING YUAN ELECTRONICS COMPANY LIMITED                                                                 58,014
       27,582 KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                            55,105
        3,147 KONTRON AG                                                                                            22,169
      321,544 LSI LOGIC CORPORATION+<<                                                                           1,292,607
      509,192 MACRONIX INTERNATIONAL                                                                               271,016
       73,627 MARVELL TECHNOLOGY GROUP LIMITED+                                                                  1,173,614
      153,700 MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                           2,439,219
      141,367 MEDIATEK INCORPORATED                                                                              1,926,288
      115,859 MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                          1,192,189
       91,700 MICROCHIP TECHNOLOGY INCORPORATED<<                                                                2,539,173
          600 MICRONICS JAPAN COMPANY LIMITED                                                                        6,285
          600 MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                          5,942
        6,300 MITSUI HIGH-TEC INCORPORATED                                                                          33,296
      332,833 NANYA TECHNOLOGY CORPORATION                                                                         190,137
        1,400 NEC ELECTRONICS CORPORATION+                                                                          11,565
       75,475 NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                              1,822,721
       83,790 NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                         199,836
       78,948 OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                            1,618,434
      348,498 PMC-SIERRA INCORPORATED+                                                                           2,411,606
       96,286 POWERTECH TECHNOLOGY INCORPORATED                                                                    285,546
        8,268 PV CRYSTALOX SOLAR PLC                                                                                 7,101
        2,396 Q-CELLS AG+                                                                                           15,546
      151,256 RAMBUS INCORPORATED+<<                                                                             2,696,894
       49,983 REALTEK SEMICONDUCTOR CORPORATION                                                                     98,768

                   Wells Fargo Advantage Master Portfolios 181


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
       22,630 RENEWABLE ENERGY CORPORATION AS+<<                                                            $       58,339
      376,166 RF MICRO DEVICES INCORPORATED+<<                                                                   1,835,690
       15,166 RICHTEK TECHNOLOGY CORPORATION                                                                       103,209
       10,800 ROHM COMPANY LIMITED                                                                                 651,780
       15,614 SAMSUNG ELECTRONICS COMPANY LIMITED                                                                9,845,845
        7,000 SANKEN ELECTRIC COMPANY LIMITED                                                                       22,164
    1,637,000 SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                               104,170
        9,000 SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                     29,889
        2,200 SHINKAWA LIMITED                                                                                      24,092
        6,300 SHINKO ELECTRIC INDUSTRIES                                                                            69,067
       14,168 SILEX SYSTEMS LIMITED+                                                                                56,724
       60,291 SILICON LABORATORIES INCORPORATED+<<                                                               2,299,499
      483,471 SILICONWARE PRECISION INDUSTRIES COMPANY                                                             435,417
        3,034 SOITEC SA+                                                                                            25,734
        3,922 SOLARWORLD AG<<                                                                                       44,602
       39,442 STMICROELECTRONICS NV                                                                                261,910
       14,300 SUMCO CORPORATION                                                                                    243,241
       71,000 SUNPOWER CORPORATION+<<                                                                              767,510
       51,551 SUNPOWER CORPORATION CLASS B+                                                                        533,037
    2,872,298 TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                 5,281,212
      276,308 TERADYNE INCORPORATED+<<                                                                           2,481,246
       64,071 TESSERA TECHNOLOGIES INCORPORATED+                                                                   973,879
       19,800 TOKYO ELECTRON LIMITED                                                                               928,604
        4,100 TOKYO SEIMITSU COMPANY LIMITED                                                                        50,219
       36,130 TRANSCEND INFORMATION INCORPORATED                                                                    93,049
        3,800 ULVAC INCORPORATED                                                                                    62,828
    1,710,301 UNITED MICROELECTRONICS CORPORATION                                                                  694,072
       98,156 VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                            2,436,232
       53,521 VEECO INSTRUMENTS INCORPORATED+<<                                                                  1,778,503
       44,971 VIA TECHNOLOGIES INCORPORATED+                                                                        31,657
      630,000 WINDBOND ELECTRONICS CORPORATION+                                                                    158,710
       76,988 ZORAN CORPORATION+                                                                                   622,063
                                                                                                                94,371,882
                                                                                                            --------------
SOFTWARE: 3.27%
       51,189 ACI WORLDWIDE INCORPORATED+                                                                          972,079
       76,544 ADOBE SYSTEMS INCORPORATED+                                                                        2,124,861
       18,490 ADVENT SOFTWARE INCORPORATED+<<                                                                      918,398
       47,900 ANSYS INCORPORATED+                                                                                1,857,562
        6,672 ASSECO POLAND SA                                                                                     116,443
      121,550 AUTODESK INCORPORATED+<<                                                                           3,373,013
       13,333 AUTONOMY CORPORATION PLC+                                                                            318,991
        3,449 AVEVA GROUP PLC                                                                                       75,482
       45,068 BLACKBOARD INCORPORATED+<<                                                                         1,491,300
       96,800 BMC SOFTWARE INCORPORATED+                                                                         3,490,608
       60,900 CA INCORPORATED                                                                                    1,096,809
      421,000 CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                             2,862,800
        5,100 CAPCOM COMPANY LIMITED                                                                                74,305
      148,917 CHECK POINT SOFTWARE TECHNOLOGIES+                                                                 5,195,714
       98,500 CITRIX SYSTEMS INCORPORATED+                                                                       5,707,090
       55,518 CONCUR TECHNOLOGIES INCORPORATED+<<                                                                2,596,577
        4,240 DASSAULT SYSTEMES SA                                                                                 255,681
          800 DTS CORPORATION                                                                                        8,123
      173,132 ELECTRONIC ARTS INCORPORATED+                                                                      2,638,532
       22,635 FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                            1,664,804

                  182 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
SOFTWARE (continued)
       73,534 FAIR ISAAC CORPORATION<<                                                                      $    1,646,426
        3,146 FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                90,805
        2,600 FUJI SOFT INCORPORATED                                                                                39,398
      110,620 HENRY JACK & ASSOCIATES INCORPORATED<<                                                             2,603,995
        3,445 HONG KONG ENERGY HOLDINGS LIMITED+                                                                       235
        2,030 I-FLEX SOLUTIONS LIMITED                                                                              87,846
      118,087 INFORMATICA CORPORATION+                                                                           3,797,678
       51,742 INTUIT INCORPORATED+                                                                               2,214,558
      340,000 KINGDEE INTERNATIONAL SOFTWARE                                                                       128,941
        9,500 KONAMI CORPORATION                                                                                   152,887
        1,752 MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                             76,629
       83,343 MCAFEE INCORPORATED+                                                                               3,921,288
      157,717 MENTOR GRAPHICS CORPORATION+                                                                       1,433,648
       20,166 MICRO FOCUS INTERNATIONAL PLC                                                                         93,216
      105,183 MICROS SYSTEMS INCORPORATED+<<                                                                     4,007,472
    1,138,471 MICROSOFT CORPORATION                                                                             26,731,299
       26,285 MISYS PLC                                                                                            110,294
        1,699 NCSOFT CORPORATION                                                                                   325,940
        4,405 NICE SYSTEMS LIMITED+                                                                                118,267
       12,500 NINTENDO COMPANY LIMITED                                                                           3,478,753
        4,000 NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                             43,090
      537,713 NOVELL INCORPORATED+                                                                               3,021,947
      128,042 NUANCE COMMUNICATIONS INCORPORATED+<<                                                              1,879,657
          300 OBIC BUSINESS CONSULTANTS LIMITED                                                                     15,373
      558,415 ORACLE CORPORATION                                                                                12,218,120
        3,300 ORACLE CORPORATION JAPAN                                                                             169,301
      180,640 PARAMETRIC TECHNOLOGY CORPORATION+                                                                 3,079,912
       99,676 RED HAT INCORPORATED+                                                                              3,443,806
       54,107 ROVI CORPORATION+                                                                                  2,354,196
          914 ROYALBLUE GROUP PLC                                                                                   19,218
       73,020 SAGE GROUP PLC                                                                                       274,257
       20,050 SALESFORCE.COM INCORPORATED+                                                                       2,203,094
       53,836 SAP AG                                                                                             2,350,647
          940 SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                             38,196
          959 SOFTWARE AG                                                                                          100,614
       91,027 SOLERA HOLDINGS INCORPORATED<<                                                                     3,611,951
        5,000 SQUARE ENIX COMPANY LIMITED                                                                          103,202
          900 SUMISHO COMPUTER SYSTEMS                                                                              13,884
      127,219 TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                      1,058,462
        8,000 TECMO KOEI HOLDINGS COMPANY LIMITED                                                                   51,327
        5,073 TEMENOS GROUP AG+                                                                                    130,416
      259,415 TIBCO SOFTWARE INCORPORATED+<<                                                                     3,758,923
      170,394 TIVO INCORPORATED+<<                                                                               1,339,297
       10,500 TREND MICRO INCORPORATED                                                                             284,841
        3,327 UBISOFT ENTERTAINMENT+                                                                                28,771
       39,071 VMWARE INCORPORATED+<<                                                                             3,069,808
       50,972 WEBSENSE INCORPORATED+                                                                               991,405
           13 WORKS APPLICATIONS COMPANY LIMITED                                                                     6,213
                                                                                                               133,558,675
                                                                                                            --------------
MATERIALS: 7.17%
CHEMICALS: 2.74%
       46,994 A SCHULMAN INCORPORATED                                                                              853,881
        8,000 ACHILLES CORPORATION                                                                                  10,856
        9,800 ADEKA CORPORATION                                                                                     99,971

                   Wells Fargo Advantage Master Portfolios 183


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
        9,200 AGRIUM INCORPORATED                                                                           $      640,596
       16,217 AIR LIQUIDE SA                                                                                     1,686,415
       25,000 AIR WATER INCORPORATED                                                                               278,241
       35,459 AIRGAS INCORPORATED                                                                                2,333,202
       13,492 AKZO NOBEL NV                                                                                        712,377
        1,424 ALEXANDRIA MINERAL OILS COMPANY                                                                       11,688
        2,484 ARKEMA                                                                                               103,438
      142,000 ASAHI KASEI CORPORATION                                                                              701,464
        3,000 ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                       6,928
       35,774 ASHLAND INCORPORATED                                                                               1,662,060
        9,321 ASIAN PAINTS LIMITED                                                                                 547,421
       53,532 BASF SE NPV                                                                                        2,824,454
       20,600 BATU KAWAN BHD                                                                                        78,904
          300 C UYEMURA & COMPANY LIMITED                                                                           11,195
       78,495 CABOT CORPORATION                                                                                  2,231,613
       71,420 CALGON CARBON CORPORATION+                                                                           891,322
       13,536 CASTROL INDIA LIMITED                                                                                137,015
       37,670 CF INDUSTRIES HOLDINGS INCORPORATED                                                                3,484,475
        5,638 CHEIL INDUSTRIES INCORPORATED+                                                                       491,426
      189,100 CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                         111,569
        9,000 CHINA STEEL CHEMICAL CORPORATION                                                                      28,039
        5,000 CHUGOKU MARINE PAINTS LIMITED                                                                         34,044
          645 CIECH SA                                                                                               5,705
       17,409 CLARIANT AG                                                                                          223,946
        6,649 CRODA INTERNATIONAL                                                                                  130,525
       63,995 CYTEC INDUSTRIES INCORPORATED                                                                      3,035,283
       44,000 DAICEL CHEMICAL INDUSTRIES LIMITED                                                                   269,730
        4,000 DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                         16,903
       65,000 DAINIPPON INK & CHEMICALS INCORPORATED                                                               106,773
        4,000 DAISO COMPANY LIMITED                                                                                 10,903
        2,076 DC CHEMICAL COMPANY LIMITED+                                                                         644,150
       66,000 DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                  265,540
      126,744 DOW CHEMICAL COMPANY                                                                               3,088,751
       38,228 DULUXGROUP LTD COMMON STOCK+                                                                          88,430
        1,200 EARTH CHEMICAL COMPANY LIMITED                                                                        38,195
       34,467 EASTMAN CHEMICAL COMPANY                                                                           2,121,444
       41,838 ECOLAB INCORPORATED                                                                                1,983,121
       99,591 EI DU PONT DE NEMOURS & COMPANY<<                                                                  4,060,325
          477 EMS-CHEMIE HOLDINGS AG                                                                                69,254
       89,112 ETERNAL CHEMICAL COMPANY LIMITED                                                                      87,070
        4,197 FILTRONA PLC                                                                                          15,139
       38,530 FMC CORPORATION                                                                                    2,399,648
      572,170 FORMOSA CHEMICALS & FIBRE CORPORATION                                                              1,271,727
      677,298 FORMOSA PLASTICS CORPORATION                                                                       1,501,160
        1,818 FRUTAROM INDUSTRIES LIMITED                                                                           15,968
       66,000 FUFENG GROUP LIMITED                                                                                  42,338
        1,000 FUJIMI INCORPORATED                                                                                   13,677
          483 GIVAUDAN SA                                                                                          461,473
        6,865 GRASIM INDUSTRIES LIMITED                                                                            294,966
        2,371 GRASIM INDUSTRIES LIMITED GDR(a)                                                                     101,809
        7,410 HANWHA CHEMICAL (KOREA) CORPORATION                                                                  275,349
       10,113 HANWHA CHEMICAL CORPORATION+                                                                         226,486
       75,880 HB FULLER COMPANY                                                                                  1,440,961
       13,500 HITACHI CHEMICAL COMPANY LIMITED                                                                     234,133
        1,667 HONAM PETROCHEMICAL CORPORATION                                                                      260,013

                   184 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
      123,000 HUABAO INTERNATIONAL HOLDINGS LIMITED                                                         $      179,628
       96,993 HUNTSMAN CORPORATION                                                                                 883,606
        2,543 HYOSUNG CORPORATION                                                                                  226,959
      174,542 INCITEC PIVOT LIMITED                                                                                523,328
       39,615 INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                    1,810,009
       10,000 ISHIHARA SANGYO KAISHA LIMITED+                                                                        7,261
       27,021 ISRAEL CHEMICALS LIMITED                                                                             340,986
       13,446 JOHNSON MATTHEY PLC                                                                                  327,675
       23,700 JSR CORPORATION                                                                                      349,251
        7,703 K&S AG                                                                                               402,960
       43,000 KANEKA CORPORATION                                                                                   256,946
       35,000 KANSAI PAINT COMPANY LIMITED                                                                         291,215
        6,000 KANTO DENKA KOGYO COMPANY LIMITED                                                                     35,496
        5,300 KEMIRA OYJ                                                                                            63,470
        9,813 KONINKLIJKE DSM NV                                                                                   407,823
       39,500 KURARAY COMPANY LIMITED                                                                              447,143
       14,000 KUREHA CORPORATION                                                                                    71,158
        4,643 LANXESS AG                                                                                           203,346
       57,100 LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                         110,692
        5,918 LG CHEM LIMITED                                                                                    1,702,986
        9,796 LINDE AG                                                                                           1,103,603
        6,500 LINTEC CORPORATION                                                                                   132,074
       36,193 LUBRIZOL CORPORATION                                                                               3,377,169
       17,856 MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                    61,332
        4,300 METHANEX CORPORATION                                                                                  91,779
       23,915 MINERALS TECHNOLOGIES INCORPORATED                                                                 1,281,844
      147,000 MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                             696,417
       43,000 MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                         232,377
       13,000 MITSUBISHI RAYON COMPANY LIMITED                                                                      48,435
       95,000 MITSUI CHEMICALS INCORPORATED                                                                        243,126
       78,608 MONSANTO COMPANY                                                                                   4,138,711
       67,276 NALCO HOLDING COMPANY                                                                              1,528,511
      911,570 NAN YA PLASTICS CORPORATION                                                                        1,758,601
       14,451 NEWMARKET CORPORATION                                                                              1,452,759
        2,000 NIHON NOHYAKU COMPANY LIMITED                                                                         10,927
        6,000 NIHON PARKERIZING COMPANY LIMITED                                                                     71,491
        4,000 NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                             8,570
       18,000 NIPPON KAYAKU COMPANY LIMITED                                                                        169,480
       24,000 NIPPON PAINT COMPANY LIMITED                                                                         147,697
       15,000 NIPPON SHOKUBAI COMPANY LIMITED                                                                      130,699
       15,000 NIPPON SODA COMPANY LIMITED                                                                           48,566
        7,000 NIPPON SYNTHETIC CHEMICAL INDUSTRY COMPANY LIMITED                                                    36,996
        4,000 NIPPON VALQUA INDUSTRIES LIMITED                                                                      10,237
       22,000 NISSAN CHEMICAL INDUSTRIES LIMITED                                                                   223,378
       17,800 NITTO DENKO CORPORATION                                                                              570,803
       17,000 NOF CORPORATION                                                                                       70,015
        2,850 NOVOZYMES A/S CLASS B                                                                                334,749
       10,286 NUFARM LIMITED                                                                                        35,233
       13,846 NUPLEX INDUSTRIES LIMITED                                                                             29,930
        4,000 OKAMOTO INDUSTRIES INCORPORATED                                                                       17,284
       39,204 OM GROUP INCORPORATED+                                                                             1,003,622
       38,228 ORICA LIMITED                                                                                        851,987
       72,660 ORIENTAL UNION CHEMICAL CORPORATION                                                                   55,118
       51,350 PETKIM PETROKIMYA HOLDING SA+                                                                         73,643
       17,000 POTASH CORPORATION OF SASKATCHEWAN                                                                 2,502,931

                   Wells Fargo Advantage Master Portfolios 185


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
       17,728 PPG INDUSTRIES INCORPORATED                                                                   $    1,167,034
       45,002 PRAXAIR INCORPORATED<<                                                                             3,871,522
       67,700 PTT CHEMICAL PCL ADR                                                                                 229,308
        4,871 RHODIA SA                                                                                             91,542
      200,472 RPM INTERNATIONAL INCORPORATED                                                                     3,387,977
        3,000 SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                               11,356
        3,000 SANYO CHEMICAL INDUSTRIES LIMITED                                                                     20,676
       59,322 SCOTTS MIRACLE-GRO COMPANY<<                                                                       2,801,778
       76,814 SENSIENT TECHNOLOGIES CORPORATION                                                                  2,130,052
       49,000 SHERWIN-WILLIAMS COMPANY                                                                           3,448,620
        4,000 SHIKOKU CHEMICALS CORPORATION                                                                         22,283
       43,200 SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                 2,000,333
        3,100 SHIN-ETSU POLYMER COMPANY LIMITED                                                                     17,269
      179,000 SHOWA DENKO KK                                                                                       317,474
        9,866 SIDI KERIR PETROCHEMCIALS COMPANY                                                                     20,871
       55,444 SIGMA-ALDRICH CORPORATION<<                                                                        2,947,957
          120 SIKA AG                                                                                              210,864
      280,000 SINO UNION ENERGY INVESTMENT+                                                                         23,757
      212,000 SINOCHEM HONG KONG HOLDING LIMITED                                                                   110,378
       10,619 SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                        454,904
      156,683 SOLUTIA INCORPORATED+                                                                              2,121,488
        3,563 SOLVAY SA                                                                                            322,883
          700 ST CORPORATION                                                                                         8,282
          600 STELLA CHEMIFA CORPORATION                                                                            21,569
        3,100 SUMIDA ELECTRIC                                                                                       83,875
       17,000 SUMITOMO BAKELITE COMPANY LIMITED                                                                     82,359
      177,000 SUMITOMO CHEMICAL COMPANY LIMITED                                                                    726,878
        5,273 SYMRISE AG                                                                                           130,303
        5,707 SYNGENTA AG                                                                                        1,317,627
      113,000 TAIWAN FERTILIZER COMPANY LIMITED                                                                    345,695
       30,000 TAIYO NIPPON SANSO CORPORATION                                                                       237,472
       13,000 TAKASAGO INTERNATIONAL CORPORATION                                                                    60,969
       18,422 TATA CHEMICALS LIMITED                                                                               154,848
      105,000 TEIJIN LIMITED                                                                                       322,462
        1,000 TENMA CORPORATION                                                                                      9,951
          865 TESSENDERLO CHEMIE NV                                                                                 24,445
           41 TESSENDERLO CHEMIE STRIP NPV                                                                              16
          200 THE ISRAEL CORPORATION LIMITED+                                                                      160,986
       21,055 THE MOSAIC COMPANY                                                                                 1,235,086
        1,325 TIKKURILA OY                                                                                          26,009
       72,700 TITAN CHEMICALS CORPORATION+                                                                          52,125
       25,000 TOAGOSEI COMPANY LIMITED                                                                              94,632
       21,000 TOKAI CARBON COMPANY LIMITED                                                                         121,985
       47,000 TOKUYAMA CORPORATION                                                                                 227,699
        4,200 TOKYO OHKA KOKYO                                                                                      67,592
      182,000 TORAY INDUSTRIES INCORPORATED                                                                        961,885
       60,000 TOSOH CORPORATION                                                                                    149,982
       22,000 TOYO INK MANUFACTURING COMPANY LIMITED                                                                80,657
       63,000 TSRC CORPORATION                                                                                      91,941
       96,000 UBE INDUSTRIES LIMITED JAPAN                                                                         203,404
        5,961 UMICORE SA                                                                                           207,208
       41,622 UNITED PHOSPHORUS LIMITED                                                                            163,117
        3,441 VICTREX PLC                                                                                           56,784
          925 WACKER CHEMIE AG                                                                                     140,313
       79,563 WR GRACE & COMPANY+                                                                                2,012,944

                   186 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CHEMICALS (continued)
        9,800 YARA INTERNATIONAL ASA                                                                        $      393,874
          600 YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                              7,892
          351 ZAKLADY AZOTOWE PULAWY SA                                                                              8,497
       22,000 ZEON CORPORATION                                                                                     148,220
                                                                                                               111,835,430
                                                                                                            --------------
CONSTRUCTION MATERIALS: 0.33%
       37,679 ADELAIDE BRIGHTON LIMITED                                                                            109,956
       93,738 AMBUJA CEMENTS LIMITED                                                                               250,187
      112,000 ANHUI CONCH CEMENT COMPANY LIMITED                                                                   398,110
      315,329 ASIA CEMENT CORPORATION                                                                              283,495
       11,219 ASSOCIATED CEMENT COMPANIES LIMITED+                                                                 207,578
      183,000 BBMG CORPORATION                                                                                     235,256
       76,495 BORAL LIMITED                                                                                        299,454
        6,701 BRICKWORKS LIMITED+                                                                                   66,654
        3,462 BUZZI UNICEM SPA                                                                                      31,413
    1,279,343 CEMEX SAB DE CV+                                                                                     995,413
      140,000 CHINA SHANSHUI CEMENT GROUP LIMITED                                                                   76,670
          116 CIMENTS FRANCAIS SA                                                                                    8,757
       13,097 CIMPOR CIMENTOS DE PORTUGAL SA                                                                        80,330
       39,109 CRH PLC                                                                                              608,360
       64,333 FLETCHER BUILDING LIMITED                                                                            337,343
      145,223 GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                    64,374
        8,071 HEIDELBERGCEMENT AG                                                                                  323,716
       14,343 HOLCIM LIMITED                                                                                       863,194
        1,463 IMERYS SA                                                                                             72,649
       26,354 INDIA CEMENTS LIMITED                                                                                 59,946
      214,500 INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                   419,029
        3,427 ITALCEMENTI SPA                                                                                       24,624
        2,435 ITALCEMENTI SPA RSP                                                                                    9,898
          261 ITALMOBILIARE SPA                                                                                      5,054
       39,731 JAMES HARDIE INDUSTRIES NV                                                                           188,408
       30,270 LAFARGE MALAYAN CEMENT BHD                                                                            72,151
       10,817 LAFARGE SA                                                                                           498,349
       24,032 MARTIN MARIETTA MATERIALS INCORPORATED<<                                                           1,759,142
        7,805 NUH CIMENTO                                                                                           53,156
       76,819 PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                             312,797
          386 RHI AG+                                                                                               10,304
          887 SA DES CIMENTS VICAT                                                                                  53,634
      163,000 SEMEN GRESIK PERSERO TBK PT                                                                          156,956
        2,671 SHREE CEMENT LIMITED                                                                                 106,315
       31,300 SIAM CEMENT PUB COMPANY                                                                              310,050
       10,000 SIAM CITY CEMENT PCL                                                                                  69,979
        4,510 SUEZ CEMENT COMPANY                                                                                   30,519
       40,000 SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                 66,183
       90,000 TAIHEIYO CEMENT CORPORATION<<                                                                        100,702
      461,854 TAIWAN CEMENT CORPORATION                                                                            424,599
       39,000 TCC INTERNATIONAL HOLDINGS LIMITED                                                                    13,437
       29,627 TEXAS INDUSTRIES INCORPORATED<<                                                                      895,920
        2,650 TITAN CEMENT COMPANY SA                                                                               49,702
       13,602 ULTRA TECH CEMENT LIMITED                                                                            260,965
       61,145 VULCAN MATERIALS COMPANY<<                                                                         2,247,690
       14,000 YTL CEMENT BHD                                                                                        17,800
                                                                                                                13,530,218
                                                                                                            --------------

                  Wells Fargo Advantage Master Portfolios 187


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
CONTAINERS & PACKAGING: 0.48%
      129,355 AMCOR LIMITED                                                                                 $      775,688
       14,000 AMVIG HOLDINGS LIMITED                                                                                 8,999
       83,015 APTARGROUP INCORPORATED                                                                            3,457,575
       54,467 BEMIS COMPANY INCORPORATED                                                                         1,572,462
        2,512 CASCADES INCORPORATED                                                                                 14,864
          424 CCL INDUSTRIES INCORPORATED                                                                           12,243
       85,792 CROWN HOLDINGS INCORPORATED+                                                                       2,390,165
       15,849 DS SMITH PLC                                                                                          32,936
        1,500 FP CORPORATION                                                                                        81,240
        2,400 FUJI SEAL INTERNATIONAL INCORPORATED                                                                  47,480
        4,400 HUHTAMAKI OYJ                                                                                         51,410
       48,278 LA SEDA DE BARCELONA SA+                                                                               4,221
          155 MAYR-MELNHOF KARTON AG+                                                                               14,757
        9,000 NIHON YAMAMURA GLASS COMPANY LIMITED                                                                  21,747
       50,096 PACKAGING CORPORATION OF AMERICA                                                                   1,116,640
       23,000 RENGO COMPANY LIMITED                                                                                153,863
       60,844 REXAM PLC                                                                                            282,366
       51,155 ROCK-TENN COMPANY CLASS A                                                                          2,464,648
       79,700 SEALED AIR CORPORATION                                                                             1,634,647
       26,957 SILGAN HOLDINGS INCORPORATED                                                                         805,745
        6,101 SMURFIT KAPPA GROUP PLC                                                                               52,188
       50,144 SONOCO PRODUCTS COMPANY                                                                            1,577,029
      167,500 TEMPLE-INLAND INCORPORATED                                                                         2,668,275
       20,200 TOYO SEIKAN KAISHA LIMITED                                                                           321,478
                                                                                                                19,562,666
                                                                                                            --------------
METALS & MINING: 3.32%
        3,050 ABER DIAMOND CORPORATION+                                                                             30,690
        4,982 ACERINOX SA                                                                                           78,571
        9,417 AFRICAN RAINBOW MINERALS LIMITED+                                                                    196,997
        9,122 AGNICO EAGLE MINES LIMITED                                                                           594,019
       18,000 AICHI STEEL CORPORATION                                                                               81,633
      142,180 AK STEEL HOLDING CORPORATION<<                                                                     1,811,373
        4,367 ALAMOS GOLD INCORPORATED                                                                              69,456
      244,013 ALUMINA LIMITED                                                                                      372,324
      516,000 ALUMINUM CORPORATION OF CHINA LIMITED                                                                409,948
       46,746 ANDEAN RESOURCES LIMITED+                                                                            206,702
      392,674 ANEKA TAMBANG TBK PT                                                                                  90,182
       78,160 ANGLO AMERICAN PLC                                                                                 2,804,961
        8,786 ANGLO PLATINUM LIMITED                                                                               727,302
       47,455 ANGLOGOLD ASHANTI LIMITED                                                                          2,035,900
       23,413 ANTOFAGASTA PLC                                                                                      370,564
       38,947 AQUARIUS PLATINUM LIMITED                                                                            163,207
       53,489 ARCELORMITTAL<<                                                                                    1,560,726
        2,580 ASSORE LIMITED                                                                                       244,182
       33,910 ATLAS IRON LIMITED+                                                                                   63,055
        6,389 AURIZON MINES LIMITED+                                                                                42,480
        6,662 AUSDRILL LIMITED                                                                                      10,669
       19,101 AVOCA RESOURCES LIMITED+                                                                              50,643
       57,100 BARRICK GOLD CORPORATION<<                                                                         2,674,680
      362,505 BHP BILLITON LIMITED                                                                              11,949,396
      129,946 BHP BILLITON PLC                                                                                   3,650,029
        1,665 BHUSHAN STEEL LIMITED                                                                                 64,331
      203,248 BLUESCOPE STEEL LIMITED                                                                              386,976
       12,500 BOLIDEN AB                                                                                           141,631

                  188 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
        4,300 BRADESPAR SA                                                                                  $       90,101
       13,343 CAP SA                                                                                               527,832
       68,658 CARPENTER TECHNOLOGY CORPORATION                                                                   2,129,085
       66,898 CENTAMIN EGYPT LIMITED+                                                                              182,625
       13,776 CENTERRA GOLD INCORPORATED                                                                           193,395
       28,363 CGA MINING LIMITED+                                                                                   54,002
       28,200 CHINA METAL RECYCLING HOLDINGS LIMITED                                                                27,842
      156,000 CHINA MINING RESOURCES GROUP LIMITED+                                                                  4,252
      278,043 CHINA RARE EARTH HOLDINGS LIMITED                                                                     69,701
    1,319,965 CHINA STEEL CORPORATION                                                                            1,248,515
      128,000 CHINA ZHONGWANG HOLDINGS LIMITED                                                                      75,693
        2,600 CHUBU STEEL PLATE COMPANY LIMITED                                                                     13,246
      130,203 CHUNG HUNG STEEL CORPORATION                                                                          58,123
       19,009 CIA DE MINAS BUENAVENTURA SA+                                                                        775,448
       65,483 CIA MINERA MILPO SA                                                                                  162,713
      103,178 CIA SIDERURGICA NACIONAL SA                                                                        1,580,349
      170,946 CIA VALE DO RIO DOCE                                                                               4,563,102
       71,800 CLIFFS NATURAL RESOURCES INCORPORATED                                                              4,393,442
       38,864 COAL OF AFRICA LIMITED+                                                                               45,815
      137,123 COEUR D'ALENE MINES CORPORATION+<<                                                                 2,353,031
      174,936 COMMERCIAL METALS COMPANY<<                                                                        2,279,416
       42,765 COMPASS MINERALS INTERNATIONAL INCORPORATED<<                                                      3,068,389
        8,600 CONS THOMPSON IRON MINES LIMITED+                                                                     67,745
       10,995 CUDECO LIMITED+                                                                                       20,738
       39,000 DAIDO STEEL COMPANY LIMITED                                                                          184,764
        7,000 DELONG HOLDINGS LIMITED+                                                                               2,556
        4,548 DETOUR GOLD CORPORATION+                                                                             135,841
        3,875 DOMINION RESOURCES BLACK WARRIOR                                                                       7,619
        3,623 DONGKUK STEEL MILL COMPANY LIMITED+                                                                   72,526
       29,000 DOWA MINING COMPANY LIMITED                                                                          149,816
       32,617 EASTERN PLATINUM LIMITED+                                                                             32,729
          164 EL EZZ ALDEKHELA STEEL ALEXANDRIA+                                                                    24,720
       15,612 EL EZZ STEEL COMPANY+                                                                                 49,718
       30,770 ELDORADO GOLD CORPORATION                                                                            604,233
       28,674 EQUINOX MINERALS LIMITED+                                                                            127,996
          305 ERAMET                                                                                                77,360
       95,296 EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                275,831
       13,254 EURASIAN NATURAL RESOURCES CORPORATION                                                               172,373
        6,327 EUROPEAN GOLDFIELDS LIMITED+                                                                          56,485
        8,718 EXXARO RESOURCES LIMITED                                                                             135,280
       61,690 FENG HSIN IRON & STEEL COMPANY                                                                        94,748
        3,961 FIRST QUANTUM MINERALS LIMITED                                                                       228,370
        3,084 FIRST QUANTUM MINERALS LIMITED(a)                                                                    164,543
      139,305 FORTESCUE METALS GROUP LIMITED+                                                                      580,038
      103,500 FOSUN INTERNATIONAL                                                                                   79,035
        6,007 FRANCO-NEVADA CORPORATION                                                                            179,193
       62,741 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                4,516,097
        7,329 FRESNILLO PLC                                                                                        122,517
        4,776 FRONTEER GOLD INCORPORATED+                                                                           35,472
      358,000 FUSHAN INTERNATIONAL ENERGY GROUP LIMITED                                                            187,313
       32,774 GABRIEL RESOURCES LIMITED+                                                                           153,059
        6,192 GAMMON LAKE RESOURCES INCORPORATED+                                                                   44,363
        8,909 GERDAU SA                                                                                             88,164
       42,268 GINDALBIE METALS LIMITED+                                                                             33,469
        7,000 GODO STEEL LIMITED                                                                                    14,998

                   Wells Fargo Advantage Master Portfolios 189


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
       88,354 GOLD FIELDS LIMITED                                                                           $    1,269,902
       41,936 GOLDCORP INCORPORATED                                                                              1,860,152
       13,559 GOLDEN STAR RESOURCES LIMITED+                                                                        63,704
      456,658 GRUPO MEXICO SAB DE CV                                                                             1,173,180
       47,245 HARMONY GOLD MINING COMPANY LIMITED                                                                  489,811
      377,174 HECLA MINING COMPANY+<<                                                                            2,157,435
       88,000 HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                     72,063
      141,841 HINDALCO INDUSTRIES LIMITED                                                                          501,750
       47,917 HINDALCO INDUSTRIES LIMITED GDR(a)                                                                   169,396
        2,626 HINDUSTAN ZINC LIMITED                                                                                58,412
       16,000 HITACHI METALS LIMITED                                                                               172,360
        6,164 HUDBAY MINERALS INCORPORATED                                                                          85,320
        7,606 HYUNDAI STEEL COMPANY+                                                                               685,168
       22,249 IAMGOLD CORPORATION                                                                                  417,293
       44,558 ILUKA RESOURCES LIMITED+                                                                             220,020
       77,789 IMPALA PLATINUM HOLDINGS LIMITED                                                                   1,835,293
        9,187 INDEPENDENCE GROUP NL                                                                                 44,710
       13,243 INDOPHIL RESOURCES NL+                                                                                10,015
       10,423 INDUSTRIAS PENOLES SAB DE CV                                                                         217,945
        2,652 INMET MINING CORPORATION                                                                             127,010
      247,428 INTERNATIONAL NICKEL INDONESIA TBK                                                                   117,073
       18,593 IVANHOE MINES LIMITED+                                                                               331,286
       57,100 JFE HOLDINGS INCORPORATED                                                                          1,686,289
      198,000 JIANGXI COPPER COMPANY LIMITED                                                                       429,663
       84,355 JINDAL STEEL & POWER LIMITED                                                                       1,227,039
      115,718 JSC MMC NORILSK NICKEL ADR<<                                                                       1,961,420
       18,584 JSW STEEL LIMITED                                                                                    446,921
       22,105 KAISER ALUMINUM CORPORATION<<                                                                        816,117
       10,160 KAZAKHMYS PLC                                                                                        180,127
       18,365 KGHM POLSKA MIEDZ SA                                                                                 621,272
        9,114 KINGSGATE CONSOLIDATED LIMITED                                                                        81,249
       40,869 KINROSS GOLD CORPORATION                                                                             691,019
      320,000 KOBE STEEL LIMITED                                                                                   662,778
        1,674 KOREA ZINC COMPANY LIMITED                                                                           372,109
        9,411 KUMBA IRON ORE LIMITED                                                                               427,827
        2,500 KYOEI STEEL LIMITED                                                                                   34,371
        1,778 LABRADOR IRON ORE ROYALTY COMPANY UNIT NPV                                                            76,115
       38,384 LAKE SHORE GOLD CORPORATION+                                                                         136,424
      110,078 LIHIR GOLD LIMITED(a)                                                                                454,709
        8,473 LONMIN PLC                                                                                           198,558
       21,355 LUNDIN MINING CORPORATION+                                                                            84,911
      176,167 LYNAS CORPORATION LIMITED+                                                                           153,601
       12,547 MACARTHUR COAL LIMITED                                                                               125,919
          303 MAJOR DRILLING GROUP INTERNATIONAL                                                                     6,697
       12,400 MARUICHI STEEL TUBE LIMITED                                                                          236,162
       13,856 MEDUSA MINING LIMITED+                                                                                49,311
       65,000 MIDAS HOLDINGS LIMITED                                                                                41,479
       62,536 MINARA RESOURCES LIMITED                                                                              41,172
       16,028 MINCOR RESOURCES NL                                                                                   24,670
        4,880 MINEFINDERS CORPORATION+                                                                              45,031
       51,259 MINERAL DEPOSIT LIMITED+                                                                              42,413
       17,239 MIRABELA NICKEL LIMITED+                                                                              25,997
      144,000 MITSUBISHI MATERIALS CORPORATION                                                                     380,526
       10,000 MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                        19,641
       57,000 MITSUI MINING & SMELTING COMPANY LIMITED                                                             153,339
        5,500 MITSUI MINING COMPANY LIMITED                                                                          7,463
       21,413 MITTAL STEEL SOUTH AFRICA LIMITED                                                                    239,245

                   190 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
      106,035 MOUNT GIBSON IRON LIMITED+                                                                    $      164,151
       36,942 MURCHISON METALS LIMITED+                                                                             45,686
        1,152 MYTILINEOS HOLDINGS SA+                                                                                6,131
       14,000 NAKAYAMA STEEL WORKS LIMITED                                                                          18,998
    5,418,300 NAKORNTHAI STRIP MILL PCL+                                                                            41,553
        9,139 NATIONAL ALUMINIUM COMPANY LIMITED                                                                    77,285
          900 NETUREN COMPANY LIMITED                                                                                6,203
       19,186 NEW GOLD INCORPORATED+                                                                               121,447
       51,351 NEWCREST MINING LIMITED                                                                            1,701,841
       70,564 NEWMONT MINING CORPORATION                                                                         4,326,984
        2,560 NEWMONT MINING CORPORATION OF CANADA LIMITED                                                         157,055
       10,000 NIPPON DENKO COMPANY LIMITED                                                                          74,634
       79,000 NIPPON LIGHT METAL COMPANY LIMITED                                                                   126,009
       19,000 NIPPON METAL INDUSTRY COMPANY LIMITED                                                                 24,426
      674,000 NIPPON STEEL CORPORATION                                                                           2,222,331
       12,500 NIPPON YAKIN KOGYO COMPANY LIMITED                                                                    36,305
       75,000 NISSHIN STEEL COMPANY LIMITED                                                                        120,521
        3,000 NITTETSU MINING COMPANY LIMITED                                                                        9,749
       21,975 NMDC LIMITED                                                                                         112,351
        1,317 NORDDEUTSCHE AFFINERIE AG                                                                             52,314
       56,832 NORSK HYDRO ASA<<                                                                                    270,764
       27,423 NORTHAM PLATINUM LIMITED                                                                             149,665
        2,200 NORTHERN DYNASTY MINERALS+                                                                            15,143
       15,900 NORTHGATE MINERALS CORPORATION+                                                                       48,012
        4,131 NOVAGOLD RESOURCES INCORPORATED+                                                                      30,759
       40,600 NUCOR CORPORATION                                                                                  1,493,268
        4,393 NYRSTAR                                                                                               47,041
       28,126 OM HOLDINGS LIMITED                                                                                   38,161
      151,751 ONESTEEL LIMITED                                                                                     388,837
       15,082 OSISKO MINING CORPORATION+                                                                           200,697
        5,218 OUTOKUMPU OYJ                                                                                         85,301
      309,228 OZ MINERALS LIMITED                                                                                  335,647
       14,000 PACIFIC METALS COMPANY LIMITED                                                                       100,655
        5,599 PAN AMERICAN SILVER CORPORATION                                                                      139,194
      182,747 PAN AUSTRALIAN RESOURCES LIMITED+                                                                     95,928
        8,612 PETROPAVLOVSK PLC                                                                                    140,663
        8,542 POSCO                                                                                              3,466,247
        9,673 QUADRA FNX MINING LIMITED+                                                                           105,769
        4,767 RANDGOLD RESOURCES LIMITED                                                                           444,503
        4,052 RAUTARUUKKI OYJ                                                                                       71,118
       41,000 REAL GOLD MINING LIMITED                                                                              61,563
       13,239 RED BACK MINING INCORPORATED+                                                                        395,177
       46,637 RIO TINTO LIMITED                                                                                  2,908,241
       82,179 RIO TINTO PLC                                                                                      4,159,118
       27,172 ROYAL GOLD INCORPORATED<<                                                                          1,333,330
       39,608 RTI INTERNATIONAL METALS INCORPORATED+<<                                                           1,093,181
       21,272 SALLY MALAY MINING LIMITED                                                                            45,422
        2,771 SALZGITTER AG                                                                                        168,151
        9,000 SANYO SPECIAL STEEL COMPANY LIMITED                                                                   41,459
       28,979 SCHNITZER STEEL INDUSTRY<<                                                                         1,282,031
        2,100 SEABRIDGE GOLD INCORPORATED+                                                                          62,940
       11,996 SEMAFO INCORPORATED+                                                                                  98,321
       55,179 SESA GOA LIMITED                                                                                     372,787
       13,540 SHERRITT INTERNATIONAL CORPORATION                                                                    86,978
        3,781 SHREE PRECOATED STEELS LIMITED+                                                                          961
        3,223 SILVER STANDARD RESOURCES INCORPORATED+                                                               56,762

                   Wells Fargo Advantage Master Portfolios 191


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
METALS & MINING (continued)
       19,941 SILVER WHEATON CORPORATION+                                                                   $      449,741
        8,391 SILVERCORP METALS INCORPORATED                                                                        61,535
       15,116 SIMS GROUP LIMITED                                                                                   223,249
        3,244 SOCIEDAD MINERA CERRO VERDE SA                                                                        78,505
        3,920 SOCIEDAD MINERA EL BROCAL SA                                                                          57,041
       28,766 SOUTHERN COPPER CORPORATION                                                                          869,884
        9,251 SSAB SVENSKT STAL AB CLASS A                                                                         126,658
        4,150 SSAB SVENSKT STAL AB CLASS B+                                                                         50,194
      125,356 ST BARBARA LIMITED+                                                                                   36,247
       76,756 STEEL AUTHORITY OF INDIA LIMITED                                                                     304,642
      179,540 STERLITE INDUSTRIES INDIA LIMITED                                                                    576,330
        3,800 STRAITS RESOURCES LIMITED                                                                              5,088
       11,000 SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                               11,653
      402,000 SUMITOMO METAL INDUSTRIES LIMITED                                                                    942,673
       59,000 SUMITOMO METAL MINING COMPANY LIMITED                                                                754,970
        2,700 SUMITOMO TITANIUM CORPORATION                                                                        124,217
       42,782 SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                  5,519
        6,222 SYLVANIA RESOURCES LIMITED+                                                                            4,207
        8,732 TASEKO MINES LIMITED+                                                                                 38,487
       85,152 TATA STEEL LIMITED                                                                                   946,194
       27,808 TECK COMINCO INCORPORATED LIMITED                                                                    930,193
        6,878 THOMPSON CREEK METALS COMPANY INCORPORATED+                                                           58,889
       17,584 THYSSENKRUPP AG                                                                                      481,209
       40,538 TITANIUM METALS CORPORATION+<<                                                                       734,549
        3,000 TOHO TITANIUM COMPANY LIMITED                                                                         74,634
       18,000 TOHO ZINC COMPANY LIMITED                                                                             63,207
       29,000 TOKYO ROPE MANUFACTURING<<                                                                            64,897
       11,200 TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                            122,385
       47,000 TON YI INDUSTRIAL CORPORATION                                                                         21,935
       18,000 TOPY INDUSTRIES LIMITED                                                                               37,710
       87,962 TUNG HO STEEL ENTERPRISE CORPORATION                                                                  76,061
       54,500 TYCOONS WORLDWIDE GROUPS THAILAND PCL+                                                                12,974
       75,987 UNITED STATES STEEL CORPORATION<<                                                                  3,230,207
       17,994 USINAS SIDERURGICAS DE MINAS GERAIS SA                                                               472,736
        6,812 VEDANTA RESOURCES PLC                                                                                197,348
        1,430 VIOHALCO SA                                                                                            6,669
        5,693 VOESTALPINE AG                                                                                       168,963
      110,396 VOLCAN CIA MINERA SAA                                                                                120,382
       28,393 WALTER INDUSTRIES INCORPORATED                                                                     2,045,432
       13,015 WESTERN AREAS NL                                                                                      59,634
        8,237 WESTERN COAL CORPORATION+                                                                             30,898
       96,772 WORTHINGTON INDUSTRIES<<                                                                           1,376,098
      111,508 XSTRATA PLC                                                                                        1,754,607
       40,068 YAMANA GOLD INCORPORATED                                                                             405,809
        4,800 YAMATO KOGYO COMPANY LIMITED                                                                         108,501
      114,845 YIEH PHUI ENTERPRISE                                                                                  42,663
       16,000 YODOGAWA STEEL WORKS LIMITED                                                                          60,564
      476,000 ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                           329,215
          474 ZPH STALPRODUKT SA                                                                                    63,450
                                                                                                               135,857,956
                                                                                                            --------------
PAPER & FOREST PRODUCTS: 0.30%
        1,791 AHLSTROM OYJ                                                                                          33,364
        5,308 CANFOR CORPORATION+                                                                                   40,519
       86,000 CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                          2,432
        4,000 CHUETSU PULP & PAPER COMPANY LIMITED                                                                   7,237

                   192 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
PAPER & FOREST PRODUCTS (continued)
       15,684 COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA+                                              $      717,339
        5,000 DAIKEN CORPORATION                                                                                    13,332
       10,000 DAIO PAPER CORPORATION                                                                                71,420
       18,315 FIBRIA CELULOSE SA+                                                                                  282,194
       59,667 GUNNS LIMITED                                                                                         33,444
       16,000 HOKUETSU PAPER MILLS LIMITED                                                                          76,753
        2,500 HOLMEN AB CLASS B                                                                                     66,157
      203,800 INTERNATIONAL PAPER COMPANY                                                                        4,169,748
      168,000 LEE & MAN PAPER MANUFACTURING LIMITED                                                                116,625
      190,795 LOUISIANA-PACIFIC CORPORATION+<<                                                                   1,270,695
       86,100 MEADWESTVACO CORPORATION                                                                           1,873,536
       15,000 MITSUBISHI PAPER MILLS LIMITED                                                                        16,070
       17,129 MONDI PLC                                                                                            123,048
        1,542 MONDI SWIECIE SA+                                                                                     36,940
      122,000 NINE DRAGONS PAPER HOLDINGS LIMITED                                                                  167,502
       11,500 NIPPON PAPER GROUP INCORPORATED                                                                      298,691
      113,000 OJI PAPER COMPANY LIMITED                                                                            535,341
       60,182 PAPERLINX LIMITED                                                                                     29,717
       61,001 SAPPI LIMITED                                                                                        289,083
       26,000 SHIHLIN PAPER CORPORATION+                                                                            52,756
       14,102 SINO-FOREST CORPORATION+                                                                             242,935
       28,100 STORA ENSO OYJ                                                                                       216,685
        1,000 SVENSKA CELLULOSA AB CLASS A+                                                                         13,373
       32,300 SVENSKA CELLULOSA AB CLASS B                                                                         429,557
        7,000 TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                17,415
       29,797 UPM-KYMMENE OYJ                                                                                      408,944
       62,181 WAUSAU PAPER CORPORATION+                                                                            393,606
        1,275 WEST FRASER TIMBER COMPANY LIMITED                                                                    44,252
      172,971 YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                     69,385
                                                                                                                12,160,095
                                                                                                            --------------
METAL MINING: 0.00%
      306,000 OCEAN GRAND HOLDINGS LIMITED(a)+                                                                           0
                                                                                                            --------------
TELECOMMUNICATION SERVICES: 3.21%
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.00%
       29,641 ABOVENET INCORPORATED+                                                                             1,530,068
      658,300 AT&T INCORPORATED                                                                                 17,793,849
       13,400 BCE INCORPORATED                                                                                     419,335
        8,553 BELGACOM SA                                                                                          304,787
        2,969 BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                       70,971
       88,132 BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                  194,542
      474,874 BT GROUP PLC                                                                                         970,083
      158,839 CABLE & WIRELESS WORLDWIDE                                                                           162,727
      158,839 CABLE & WIRELESS COMMUNICATION                                                                       137,392
      151,471 CENTURYTEL INCORPORATED<<                                                                          5,477,191
    1,818,000 CHINA TELECOM CORPORATION LIMITED                                                                    878,763
    1,667,688 CHINA UNICOM LIMITED                                                                               2,298,263
      610,753 CHUNGHWA TELECOM COMPANY LIMITED                                                                   1,248,808
      305,407 CINCINNATI BELL INCORPORATED+<<                                                                      717,706
          350 CITIC 1616 HOLDINGS LIMITED                                                                               89
        4,296 COLT TELECOM GROUP SA+                                                                                 7,610
      170,954 DEUTSCHE TELEKOM AG                                                                                2,250,906
        6,200 ELISA OYJ                                                                                            122,883
          325 FASTWEB SPA+                                                                                           4,638

                   Wells Fargo Advantage Master Portfolios 193


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
       97,564 FRANCE TELECOM SA<<                                                                           $    1,983,154
       11,264 FRANCE TELECOM SA ADR<<                                                                              228,659
      503,192 FRONTIER COMMUNICATIONS CORPORATION<<                                                              3,889,672
       12,060 HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                           82,834
      196,000 HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED                                               56,693
          714 ILIAD SA                                                                                              67,137
       28,161 INMARSAT PLC                                                                                         288,935
       16,761 KT CORPORATION+                                                                                      613,037
      835,400 LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                               860,462
       31,079 LG TELECOM LIMITED+                                                                                  194,163
       48,339 MAGYAR TELEKOM PLC                                                                                   146,814
        8,074 MAHANAGAR TELEPHONE NIGAM LIMITED                                                                     10,504
        3,045 MANITOBA TELECOM SERVICES INCORPORATED                                                                78,527
       38,966 NETIA SA+                                                                                             59,189
       47,000 NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                           2,028,032
        3,636 OILEXCO INCORPORATED(a)+                                                                                   0
       44,738 PORTUGAL TELECOM SGPS SA                                                                             523,855
      702,200 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                    3,967,430
       94,869 ROYAL KPN NV                                                                                       1,375,349
      188,600 SHIN SATELLITE PCL                                                                                    48,514
       61,000 SINGAPORE TELECOMMUNICATIONS                                                                         137,706
      687,100 SINGAPORE TELECOMMUNICATIONS LIMITED                                                               1,561,245
        1,177 SWISSCOM AG                                                                                          457,700
       22,153 TALKTALK TELECOM GROUP PLC                                                                            44,066
        3,567 TATA COMMUNICATIONS LIMITED                                                                           25,251
        4,735 TDC AS                                                                                                33,023
        8,554 TELE NORTE LESTE PARTICIPACOES SA                                                                    148,310
       16,685 TELE2 AB                                                                                             300,222
        2,951 TELECOM ARGENTINA SA ADR                                                                              55,508
      237,483 TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                           341,130
       36,313 TELECOM EGYPT+                                                                                       107,686
      332,171 TELECOM ITALIA RNC SPA                                                                               365,590
      604,372 TELECOM ITALIA SPA                                                                                   817,205
      158,200 TELECOM MALAYSIA BHD                                                                                 177,954
        3,600 TELECOMUNICACOES DE SAO PAULO SA+                                                                     75,515
       10,454 TELEFONICA O2 CZECH REPUBLIC AS                                                                      234,828
      207,353 TELEFONICA SA                                                                                      4,598,443
      643,036 TELEFONOS DE MEXICO SA DE CV                                                                         447,710
       15,208 TELEKOM AUSTRIA AG                                                                                   194,458
       85,222 TELEKOMUNIKACJA POLSKA SA                                                                            462,248
    1,289,500 TELEKOMUNIKASI INDONESIA TBK PT                                                                    1,234,552
        2,640 TELENET GROUP HOLDING NV                                                                              78,787
       41,800 TELENOR ASA                                                                                          612,352
      128,151 TELIASONERA AB                                                                                       921,488
       22,371 TELKOM SOUTH AFRICA LIMITED                                                                          101,921
      375,075 TELSTRA CORPORATION LIMITED                                                                          917,687
        8,300 TELUS CORPORATION (NON-VOTING)                                                                       327,299
      262,500 TRUE CORPORATION PCL+                                                                                 55,360
      270,800 TT&T PCL+                                                                                              4,067
       63,713 TURK TELEKOMUNIKASYON AS                                                                             262,854
      196,776 TW TELECOM INCORPORATED+                                                                           3,450,467
      316,924 VERIZON COMMUNICATIONS INCORPORATED                                                                9,352,427
      243,740 WINDSTREAM CORPORATION                                                                             2,811,541
                                                                                                                81,810,171
                                                                                                            --------------

                   194 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
WIRELESS TELECOMMUNICATION SERVICES: 1.21%
      202,100 ADVANCED INFO SERVICE PCL THB                                                                 $      595,741
       11,397 AMERICA MOVIL SAB DE CV CLASS A                                                                       26,335
    2,992,415 AMERICA MOVIL SAB DE CV CLASS L                                                                    6,998,489
       58,592 AMERICAN TOWER CORPORATION CLASS A+                                                                2,745,621
      159,183 BHARTI AIRTEL LIMITED                                                                              1,107,750
      546,500 CHINA MOBILE LIMITED                                                                               5,560,723
       35,766 CROWN CASTLE INTERNATIONAL CORPORATION+                                                            1,470,698
       33,100 DIGI.COM BHD                                                                                         260,948
        2,934 EGYPTIAN COMPANY FOR MOBILE SERVICES+                                                                 88,864
       11,355 EMPRESA NACIONAL DE TELECOMUNICACIONES SA+                                                           182,384
      322,722 FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                       418,086
        3,280 FREENET AG                                                                                            32,974
        4,050 GLOBE TELECOM INCORPORATED                                                                            71,429
      220,290 IDEA CELLULAR LIMITED+                                                                               335,071
          330 KDDI CORPORATION                                                                                   1,590,882
       78,475 LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                          813,786
      132,553 METROPCS COMMUNICATIONS INCORPORATED+<<                                                            1,185,024
       21,400 MOBILONE LIMITED                                                                                      34,259
        1,295 MOBISTAR SA                                                                                           72,561
      139,711 MTN GROUP LIMITED                                                                                  2,282,736
        1,487 NTT DOCOMO INCORPORATED                                                                            2,516,979
       22,450 NTT DOCOMO INCORPORATED ADR                                                                          378,732
            6 OKINAWA CELLULAR TELEPHONE COMPANY                                                                    12,163
      313,006 ORASCOM TELECOM HOLDING SAE+                                                                         289,109
        5,768 PARTNER COMMUNICATIONS COMPANY LIMITED                                                                96,017
        8,960 PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                           482,370
      138,500 PT INDONESIAN SATELLITE CORPORATION TBK                                                               67,449
       99,697 RELIANCE COMMUNICATIONS LIMITED                                                                      330,734
       32,828 RELIANCE COMMUNICATIONS LIMITED GDR(a)                                                               108,835
       27,400 ROGERS COMMUNICATIONS INCORPORATED                                                                   950,977
       61,813 SBA COMMUNICATIONS CORPORATION+<<                                                                  2,212,905
        4,693 SK TELECOM COMPANY LIMITED                                                                           632,179
       91,500 SOFTBANK CORPORATION                                                                               2,625,955
      315,276 SPRINT NEXTEL CORPORATION+                                                                         1,286,326
       55,000 STARHUB LIMITED                                                                                       99,816
      472,447 TAIWAN MOBILE COMPANY LIMITED                                                                        929,143
       26,818 TATA TELESERVICES MAHARASHTRA LIMITED+                                                                12,770
       23,769 TELEPHONE & DATA SYSTEMS INCORPORATED                                                                686,686
       20,796 TELEPHONE & DATA SYSTEMS INCORPORATED - SPECIAL SHS                                                  525,723
      310,850 TM INTERNATIONAL SDN BHD+                                                                            442,777
       81,100 TOTAL ACCESS GROUP, INCORPORATED+                                                                    132,165
       92,437 TURKCELL ILETISIM HIZMETLERI AS                                                                      584,144
        7,619 UNITED STATES CELLULAR CORPORATION+                                                                  319,388
    2,854,636 VODAFONE GROUP PLC                                                                                 6,880,049
       31,716 VODAFONE GROUP PLC ADR<<                                                                             766,893
                                                                                                                49,244,645
                                                                                                            --------------
UTILITIES: 5.14%
ELECTRIC UTILITIES: 2.15%
        1,157 ACCIONA SA                                                                                            91,330
       45,808 ALLETE INCORPORATED                                                                                1,629,391
       52,798 AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                       1,869,577
          133 ATEL HOLDING AG                                                                                       48,798
          678 BKW FMB ENERGIE AG                                                                                    46,647
       36,800 CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                   447,781

                   Wells Fargo Advantage Master Portfolios 195


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRIC UTILITIES (continued)
       11,882 CESC LIMITED                                                                                  $       95,367
       21,596 CEZ AS                                                                                               905,231
       32,000 CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                          123,207
       79,600 CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                          2,096,831
        5,980 CIA ENERGETICA DE MINAS GERAIS+                                                                       72,254
       33,397 CIA GENERAL DE ELECTRICIDAD SA                                                                       224,395
       94,072 CLECO CORPORATION<<                                                                                2,665,060
      211,000 CLP HOLDINGS LIMITED                                                                               1,615,305
       27,727 CONTACT ENERGY LIMITED+                                                                              109,237
        8,154 CPFL ENERGIA SA                                                                                      188,267
       60,403 DPL INCORPORATED                                                                                   1,529,404
      144,559 DUKE ENERGY CORPORATION                                                                            2,484,969
      116,543 E.ON AG                                                                                            3,279,438
       32,068 EDISON INTERNATIONAL                                                                               1,082,295
       16,314 ELECTRICITE DE FRANCE                                                                                649,781
        5,213 EMERA INCORPORATED                                                                                   128,082
        6,772 EMPRESA ELECTRICA PEHUENCHE SA                                                                        40,184
        3,909 ENDESA SA                                                                                             90,801
       23,564 ENEA SA                                                                                              149,214
      368,118 ENEL SPA                                                                                           1,754,031
      133,061 ENERGIAS DE PORTUGAL SA                                                                              404,692
    1,623,229 ENERSIS SA (CHILE)                                                                                   719,571
       20,539 ENTERGY CORPORATION                                                                                1,619,295
          529 EVN AG+                                                                                                8,433
       73,200 EXELON CORPORATION                                                                                 2,980,704
       32,584 FIRSTENERGY CORPORATION<<                                                                          1,190,294
        9,974 FORTIS INCORPORATED/CANADA                                                                           275,832
       25,418 FORTUM OYJ                                                                                           585,273
       66,138 GREAT PLAINS ENERGY INCORPORATED                                                                   1,222,892
      142,559 HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                          3,424,267
       19,800 HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                         445,683
       23,400 HOKURIKU ELECTRIC POWER COMPANY                                                                      559,862
      139,605 HONG KONG ELECTRIC HOLDINGS LIMITED                                                                  847,994
      236,091 IBERDROLA SA                                                                                       1,663,477
       73,426 IDACORP INCORPORATED                                                                               2,574,316
       43,915 INFRATIL LIMITED                                                                                      49,914
       65,895 ITC HOLDINGS CORPORATION<<                                                                         3,819,274
           12 JAPAN WIND DEVELOPMENT COMPANY LIMITED<<                                                              14,455
       88,700 KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                         2,274,251
       38,644 KOREA ELECTRIC POWER CORPORATION                                                                     939,588
       40,370 KSK ENERGY VENTURES LIMITED+                                                                         132,035
       48,100 KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                         1,143,957
       52,410 MANILA ELECTRIC COMPANY                                                                              206,821
       45,801 NEXTERA ENERGY INCORPORATED                                                                        2,460,888
       88,325 NORTHEAST UTILITIES                                                                                2,558,775
      117,868 NV ENERGY INCORPORTED                                                                              1,508,710
      112,388 PEPCO HOLDINGS INCORPORATED                                                                        2,017,365
       50,754 PINNACLE WEST CAPITAL CORPORATION                                                                  2,022,547
      118,080 PNM RESOURCES INCORPORATED<<                                                                       1,350,835
       31,046 POLSKA GRUPA ENERGETYCZNA SA                                                                         224,494
      117,011 PORTLAND GENERAL ELECTRIC COMPANY                                                                  2,337,880
       67,365 POWER GRID CORPORATION OF INDIA LIMITED                                                              155,810
       53,566 PPL CORPORATION                                                                                    1,454,853
       20,314 PRIME INFRASTRUCTURE GROUP STAPLED UNITS                                                              79,161
       30,429 PROGRESS ENERGY INCORPORATED                                                                       1,305,708
        5,300 PUBLIC POWER CORPORATION SA                                                                           75,358

                   196 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
ELECTRIC UTILITIES (continued)
        6,567 RED ELECTRICA DE ESPANA                                                                       $      270,633
       17,204 RELIANCE ENERGY LIMITED                                                                              366,426
            7 ROMANDE ENERGIE HOLDING SA+                                                                           11,721
       53,606 SCOTTISH & SOUTHERN ENERGY PLC                                                                       941,337
       22,500 SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                          697,149
       90,938 SOUTHERN COMPANY                                                                                   3,336,515
      134,095 SP AUSNET                                                                                             95,443
       22,659 TATA POWER COMPANY LIMITED                                                                           588,826
      226,750 TENAGA NASIONAL BHD                                                                                  640,188
       78,220 TERNA SPA                                                                                            314,472
       34,000 THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                      743,459
        1,600 THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                       84,657
       55,700 TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                         1,291,556
      144,400 TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                          4,204,290
       26,581 TORRENT POWER LIMITED                                                                                191,616
        3,817 TRUSTPOWER LIMITED                                                                                    19,297
       56,098 UNISOURCE ENERGY CORPORATION                                                                       1,824,868
        3,577 VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                              127,149
      172,046 WESTAR ENERGY INCORPORATED                                                                         4,123,943
                                                                                                                87,945,686
                                                                                                            --------------
GAS UTILITIES: 0.98%
      121,496 AGL RESOURCES INCORPORATED                                                                         4,458,903
       40,927 APA GROUP                                                                                            136,184
      144,926 ATMOS ENERGY CORPORATION                                                                           4,101,406
        6,312 AYGAZ AS+                                                                                             27,488
      174,000 CHINA GAS HOLDINGS LIMITED                                                                            88,356
       12,390 ENAGAS SA                                                                                            219,032
       36,492 ENERGEN CORPORATION                                                                                1,557,479
       27,213 ENVESTRA LIMITED                                                                                      12,106
       70,916 GAIL INDIA LIMITED                                                                                   696,572
       13,417 GAS NATURAL SDG SA                                                                                   202,927
      461,406 HONG KONG & CHINA GAS COMPANY LIMITED                                                              1,112,772
        3,903 KOREA GAS CORPORATION+                                                                               140,637
       31,464 LACLEDE GROUP INCORPORATED                                                                         1,047,751
       69,948 NICOR INCORPORATED<<                                                                               2,958,101
       35,090 NORTHWEST NATURAL GAS COMPANY                                                                      1,594,490
       49,657 ONEOK INCORPORATED                                                                                 2,130,782
      219,000 OSAKA GAS COMPANY LIMITED                                                                            826,366
    1,483,500 PERUSAHAAN GAS NEGARA PT                                                                             656,779
       25,900 PETRONAS GAS BHD                                                                                      86,659
      103,377 PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                        2,820,125
       85,286 QUESTAR CORPORATION                                                                                1,388,456
       32,000 SAIBU GAS COMPANY LIMITED                                                                             92,941
        5,500 SHIZUOKA GAS COMPANY LIMITED                                                                          34,764
       86,225 SNAM RETE GAS SPA                                                                                    399,377
       39,335 SOUTH JERSEY INDUSTRIES INCORPORATED<<                                                             1,848,352
       70,541 SOUTHWEST GAS CORPORATION                                                                          2,218,514
       56,000 TOHO GAS COMPANY LIMITED                                                                             289,965
        2,000 TOKAI CORPORATION                                                                                      9,118
      281,000 TOKYO GAS COMPANY LIMITED                                                                          1,311,177
      169,543 UGI CORPORATION                                                                                    4,679,387
       76,852 WGL HOLDINGS INCORPORATED<<                                                                        2,710,570
       94,000 XINAO GAS HOLDINGS LIMITED                                                                           251,956
                                                                                                                40,109,492
                                                                                                            --------------

                  Wells Fargo Advantage Master Portfolios 197


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.32%
      223,000 ABOITIZ POWER CORPORATION                                                                     $       92,917
       70,726 ADANI POWER LIMITED+                                                                                 204,405
       66,482 BABCOCK & BROWN WIND PARTNERS                                                                         39,038
        2,800 BROOKFIELD RENEWABLE POWER FUND                                                                       53,435
      323,000 CHINA LONGYUAN POWER GROUP+                                                                          325,959
      220,600 CHINA RESOURCES POWER HOLDINGS COMPANY                                                               486,646
      956,543 COLBUN SA+                                                                                           266,018
       90,800 CONSTELLATION ENERGY GROUP INCORPORATED                                                            2,663,164
       16,810 DRAX GROUP PLC                                                                                       102,323
      158,499 DYNEGY INCORPORATED+                                                                                 781,400
          525 EDF ENERGIES NOUVELLES SA                                                                             20,448
       19,099 EDISON SPA                                                                                            21,287
        9,632 EDP RENOVAVEIS SA+                                                                                    53,585
       15,400 ELECTRIC POWER DEVELOPMENT COMPANY                                                                   495,674
       29,800 ELECTRICITY GENERATING PCL                                                                            89,033
      430,156 EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                          739,658
       25,459 ENERGY WORLD CORPORATION LIMITED+                                                                      8,947
       31,600 GLOW ENERGY PCL                                                                                       44,429
      111,348 GMR INFRASTRUCTURE LIMITED+                                                                          131,847
      127,035 GVK POWER & INFRASTRUCTURE LIMITED+                                                                  122,066
       61,276 IBERDROLA RENOVABLES                                                                                 200,420
       81,849 INTERNATIONAL POWER PLC                                                                              466,210
       68,316 MIRANT CORPORATION+                                                                                  662,665
        4,901 NEYVELI LIGNITE CORPORATION LIMITED                                                                   16,368
      199,612 NHPC LIMITED                                                                                         129,001
      129,318 NRG ENERGY INCORPORATED+<<                                                                         2,627,742
      181,719 NTPC LIMITED                                                                                         756,969
      938,750 PNOC ENERGY DEVELOPMENT CORPORATION+                                                                  96,441
       20,700 RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                     25,631
      100,801 RELIANCE NATURAL RESOURCES LIMITED+                                                                   79,822
       57,633 RELIANCE POWER LIMITED+                                                                              186,597
      165,719 RRI ENERGY INCORPORATED+                                                                             575,045
          456 SECHILIENNE SA                                                                                        11,913
      391,200 SOLARTRON PCL+                                                                                        36,001
       16,929 TRACTEBEL ENERGIA SA                                                                                 223,921
       10,500 TRANSALTA CORPORATION                                                                                208,060
                                                                                                                13,045,085
                                                                                                            --------------
MULTI-UTILITIES: 1.56%
        1,765 ACEA SPA                                                                                              19,571
       58,540 AEM SPA                                                                                               81,752
       47,773 AGL ENERGY LIMITED                                                                                   638,405
       55,637 ALLIANT ENERGY CORPORATION                                                                         1,948,408
      119,506 AMEREN CORPORATION                                                                                 3,354,533
        1,929 ATCO LIMITED                                                                                          92,710
       84,678 AVISTA CORPORATION<<                                                                               1,767,230
       60,244 BLACK HILLS CORPORATION                                                                            1,833,225
        4,999 CANADIAN UTILITIES LIMITED CLASS A                                                                   223,615
          258 CANADIAN UTILITIES LIMITED CLASS B                                                                    11,529
      186,210 CENTERPOINT ENERGY INCORPORATED                                                                    2,754,046
      307,580 CENTRICA PLC                                                                                       1,534,506
      115,801 CMS ENERGY CORPORATION<<                                                                           2,026,518
       30,715 CONSOLIDATED EDISON INCORPORATED                                                                   1,459,884
       66,186 DOMINION RESOURCES INCORPORATED                                                                    2,830,113
       84,974 DTE ENERGY COMPANY                                                                                 3,981,032
       77,631 GAZ DE FRANCE                                                                                      2,403,864

                  198 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                                                      VALUE
------------- ---------------------------------------------------------------                               --------------
MULTI-UTILITIES (continued)
       15,096 HERA SPA                                                                                      $       27,490
       38,544 INTEGRYS ENERGY GROUP INCORPORATED<<                                                               1,867,457
        3,203 JUST ENERGY INCOME FUND                                                                               41,872
       87,588 MDU RESOURCES GROUP INCORPORATED                                                                   1,647,530
      212,268 NATIONAL GRID PLC                                                                                  1,787,242
      139,583 NISOURCE INCORPORATED                                                                              2,420,369
       55,928 NORTHWESTERN CORPORATION                                                                           1,572,695
       53,810 NSTAR<<                                                                                            2,046,394
       48,994 OGE ENERGY CORPORATION<<                                                                           1,913,216
       40,165 PG&E CORPORATION                                                                                   1,878,115
       56,302 PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                       1,799,412
       23,842 RWE AG                                                                                             1,561,448
       56,139 SCANA CORPORATION<<                                                                                2,191,105
       25,109 SEMPRA ENERGY                                                                                      1,278,550
       15,347 SUEZ ENVIRONNEMENT SA                                                                                246,996
      101,720 TECO ENERGY INCORPORATED<<                                                                         1,717,034
       41,317 UNITED UTILITIES GROUP PLC                                                                           361,502
        8,821 VECTOR LIMITED                                                                                        13,101
      126,118 VECTREN CORPORATION<<                                                                              3,094,936
       23,284 VEOLIA ENVIRONNEMENT                                                                                 542,037
       59,001 WISCONSIN ENERGY CORPORATION                                                                       3,288,716
      229,838 XCEL ENERGY INCORPORATED                                                                           5,127,686
       72,636 YTL CORPORATION BHD                                                                                  170,355
      258,603 YTL POWER INTERNATIONAL BHD                                                                          185,414
                                                                                                                63,741,613
                                                                                                            --------------
WATER UTILITIES: 0.13%
       88,039 AMERICAN WATER WORKS COMPANY INCORPORATED                                                          1,987,921
       66,995 AQUA AMERICA INCORPORATED<<                                                                        1,331,861
       24,635 CALIFORNIA WATER SERVICE GROUP                                                                       857,544
      100,000 CHINA WATER AFFAIRS GROUP LIMITED                                                                     34,839
      254,000 GUANGDONG INVESTMENT LIMITED                                                                         123,755
       35,000 HYFLUX LIMITED                                                                                        77,462
       64,900 MANILA WATER COMPANY                                                                                  25,067
       18,233 NORTHUMBRIAN WATER GROUP PLC                                                                          92,306
       16,628 PENNON GROUP PLC                                                                                     146,124
       13,700 PUNCAK NIAGA HOLDING BHD                                                                              12,573
       13,143 SEVERN TRENT PLC                                                                                     261,030
      168,000 SOUND GLOBAL LIMITED                                                                                  87,996
                                                                                                                 5,038,478
                                                                                                            --------------
TOTAL COMMON STOCKS (COST $4,094,566,545)                                                                    3,989,022,939
                                                                                                            --------------
RIGHTS: 0.00%
          400 LPI CAPITAL(a)+                                                                                          635
        8,016 SOMBOON ADVANCE TECHNOLOGY(a)+                                                                         2,209
TOTAL RIGHTS (COST $0)                                                                                               2,844
                                                                                                            --------------

                                                                                              EXPIRATION
                                                                                                 DATE
                                                                                            -------------
WARRANTS: 0.00%
        1,583 BURU ENERGY LIMITED (OIL & GAS EXTRACTION)(a)+                                  10/10/2010                 8
       20,952 HENDERSON LAND DEVELOPMENT (REAL ESTATE MANAGEMENT &
              DEVELOPMENT)+                                                                   06/01/2011             2,828
       17,924 HKC HOLDINGS (REAL ESTATE MANAGEMENT & DEVELOPMENT)+                            12/31/2011               115
        1,086 HONG KONG ENERGY HOLDINGS (ENERGY EQUIPMENT & SERVICES)+                        06/09/2011                 7

                   Wells Fargo Advantage Master Portfolios 199


Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

                                                                                             EXPIRATION
    SHARES    SECURITY NAME                                                                     DATE             VALUE
------------- ---------------------------------------------------------------               -------------   --------------
WARRANTS (continued)
        5,450 KINGBOARD CHEMICALS HOLDINGS (CHEMICALS)+                                       10/31/2012    $        2,396
          138 KRISPY KREME DOUGHNUTS INCORPORATED (FOOD & STAPLES
              Retailing)(a)+                                                                  03/02/2012                14
        2,120 KSL W1 (HOUSEHOLD PRODUCTS)+                                                    03/15/2013               249
        3,641 MAUREL ET PROM (OIL, GAS & CONSUMABLE FUELS)+                                   06/30/2014               521
        9,570 MINOR INTERNATIONAL PCL (HOTELS, RESTAURANTS & LEISURE)+                        05/18/2013               765
       17,515 OSIM INTERNATIONAL LIMITED (MEASURING, ANALYZING, & CONTROLLING
              INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)+                                         06/23/2011             7,947
          321 RESOLUTE MINING LIMITED (METAL MINING)+                                         12/31/2011                94
          112 STORM RESOURCES (OIL, GAS & CONSUMABLE FUELS)(a)+                               09/08/2010                 0
          700 TAT HONG HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)(a)+                   08/02/2013                16
TOTAL WARRANTS (COST $1,132)                                                                                        14,960
                                                                                                            --------------

                                                                                  YIELD
                                                                                ---------
PREFERRED STOCKS: 0.88%
CONSUMER DISCRETIONARY: 0.04%
        2,478 BAYERISCHE MOTOREN WERKE AG (AUTOMOBILES)                             1.00%                           91,789
        1,069 FIAT SPA (AUTOMOBILES)                                                4.53                             7,647
          588 HUGO BOSS AG (APPAREL)                                                2.49                            25,294
        4,196 PORSCHE AG (AUTO MANUFACTURERS)                                       0.14                           195,334
        4,409 PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                              0.12                            79,172
       11,721 VOLKSWAGEN AG (AUTOMOBILES)                                           1.83                         1,166,441
                                                                                                                 1,565,677
                                                                                                            --------------
CONSUMER STAPLES: 0.07%
       20,594 CIA DE BEBIDAS DAS AMERICAS (BEVERAGES)                               1.92                         2,268,887
        9,400 HENKEL KGAA PREFERRED (HOUSEHOLD PRODUCTS)                            1.35                           441,941
                                                                                                                 2,710,828
                                                                                                            --------------
ENERGY: 0.15%
      405,904 PETROLEO BRASILEIRO SA (OIL, GAS & CONSUMABLE FUELS)                  4.06                         6,022,980
                                                                                                            --------------
FINANCIALS: 0.31%
      246,526 BANCO BRADESCO SA (COMMERCIAL BANKS)                                  2.44                         4,275,691
      268,731 BANCO ITAU HOLDING FINANCEIRA SA (COMMERCIAL BANKS)                   2.46                         5,786,993
      355,408 INVESTIMENTOS ITAU SA (COMMERCIAL BANKS)                              2.75                         2,489,121
           67 SHINKIN CENTRAL BANK (COMMERCIAL BANKS)                               4.08                           127,444
       10,037 SWEDBANK AB (COMMERCIAL BANKS)                                       10.00                           115,422
       18,590 UNIPOL (INSURANCE)                                                   11.23                             8,139
                                                                                                                12,802,810
                                                                                                            --------------
HEALTH CARE: 0.01%
        4,839 FRESENIUS AG (HEALTH CARE PROVIDERS & SERVICES)                       1.29                           344,263
                                                                                                            --------------
MATERIALS: 0.23%
       30,000 BRADESPAR SA (METALS & MINING)                                        2.64                           625,196
      266,230 COMPANHIA VALE DO RIO DOCE CLASS A (METAL & MINING)                   2.11                         6,280,375
          624 FUCHS PETROLUB AG (OIL & GAS EXTRACTION)                              2.03                            61,395
       82,502 GERDAU SA (METALS & MINING)                                           2.14                         1,097,365
       36,456 METALURGICA GERDAU SA (PRIMARY METAL INDUSTRIES)                      2.80                           584,749
       31,601 USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A
              (METALS & MINING)                                                     1.78                           792,252
                                                                                                                 9,441,332
                                                                                                            --------------

                   200 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES    SECURITY NAME                                                       YIELD                          VALUE
------------- ---------------------------------------------------------------   --------                    --------------
TELECOMMUNICATION SERVICES: 0.04%
       31,319 BRASIL TELECOM SA (DIVERSIFIED TELECOMMUNICATION SERVICES)+           0.00%                   $      198,123
       31,177 TELE NORTE LESTE PARTICIPACOES SA (DIVERSIFIED
              TELECOMMUNICATION SERVICES)                                          12.94                           424,273
        3,803 TELECOMUNICACOES DE SAO PAULO SA (DIVERSIFIED
              TELECOMMUNICATION SERVICES)                                           9.13                            87,288
        3,078 TELEMAR NORTE LESTE SA (DIVERSIFIED TELECOMMUNICATION
              SERVICES)+                                                            0.00                            78,008
       68,500 TIM PARTICIPACOES SA (WIRELESS TELECOMMUNICATION SERVICES)            2.29                           193,458
       21,777 VIVO PARTICIPACOES SA (WIRELESS TELECOMMUNICATION SERVICES)           4.45                           523,268
                                                                                                                 1,504,418
                                                                                                            --------------
UTILITIES: 0.03%
       27,100 CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B (ELECTRIC
              UTILITIES)                                                            7.32                           391,320
       50,343 CIA ENERGETICA DE MINAS GERAIS (ELECTRIC UTILITIES)                   5.12                           802,621
        2,018 RWE AG (MULTI - UTILITIES)                                            7.27                           124,221
                                                                                                                 1,318,162
                                                                                                            --------------
TOTAL PREFERRED STOCKS (COST $31,342,983)                                                                       35,710,470
                                                                                                            --------------

SHORT-TERM INVESTMENTS: 16.07%

                                                                                 INTEREST      MATURITY
  PRINCIPAL                                                                        RATE          DATE
-------------                                                                   ---------   -------------
CORPORATE BONDS & NOTES: 0.18%
$   6,429,905 GRYPHON FUNDING LIMITED(a)(i)(v)                                      0.00%     08/05/2011         2,614,897
    8,342,517 VFNC CORPORATION(a)(i)(v)+/-++                                        0.33      09/29/2011         4,795,739
                                                                                                                 7,410,636
                                                                                                            --------------

    SHARES                                                                        YIELD
-------------                                                                   ---------
INVESTMENT COMPANIES: 15.89%
  101,376,701 WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                        0.29%                      101,376,701
  548,073,924 WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)          0.31                       548,073,924
                                                                                                               649,450,625
                                                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (COST $654,810,505)                                                               656,861,261

                                                                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $4,780,721,165)*                                             114.55%                                4,681,612,474
OTHER ASSETS AND LIABILITIES, NET                                     (14.55)                                 (594,551,465)
                                                                     -------                                --------------
TOTAL NET ASSETS                                                      100.00%                               $4,087,061,009
                                                                     -------                                --------------

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

<<   All or a portion of this security is on loan.

(v) Security represents investment of cash collateral received from securities on loan.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

+    Non-income earning securities.

* Cost for federal income tax purposes is $4,830,152,180 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 305,366,541
Gross unrealized depreciation    (453,906,247)
                                -------------
Net unrealized depreciation     $(148,539,706)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 201


Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
AGENCY SECURITIES: 0.33%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.33%
$   1,000,000 FHLMC+/-ss                                                            0.23%     02/02/2012    $     998,816
                                                                                                            -------------
TOTAL AGENCY SECURITIES (COST $998,855)                                                                           998,816
                                                                                                            -------------
CORPORATE BONDS & NOTES: 1.45%
ENERGY: 0.07%
OIL, GAS & CONSUMABLE FUELS: 0.07%
      200,000 SEARIVER MARITIME INCORPORATED+/-ss(i)                                0.55      10/01/2011          200,000
                                                                                                            -------------
FINANCIALS: 1.35%
DIVERSIFIED FINANCIAL SERVICES: 0.52%
      179,000 GBG LLC CUSTODY RECEIPTS+/-ss++                                       0.28      09/01/2027          179,000
    1,000,000 JPMORGAN CHASE & COMPANY+/-                                           0.49      05/16/2011        1,000,831
      390,000 LTF REAL ESTATE VRDN I LLC+/-ss++                                     0.35      06/01/2033          390,000
                                                                                                                1,569,831
                                                                                                            -------------
INSURANCE: 0.83%
    2,500,000 BERKSHIRE HATHAWAY INCORPORATED+/-                                    0.39      02/10/2011        2,500,110
                                                                                                            -------------
HEALTH CARE: 0.03%
HEALTH CARE PROVIDERS & SERVICES: 0.03%
      100,000 ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                    0.26      11/15/2029          100,000
                                                                                                            -------------
TOTAL CORPORATE BONDS & NOTES (COST $4,369,613)                                                                 4,369,941
                                                                                                            -------------
MUNICIPAL BONDS & NOTES: 8.83%
ALABAMA: 0.75%
    1,300,000 LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
              REVENUE, SOCIETE GENERALE LOC)+/-ss                                   0.30      11/01/2027        1,300,000
      965,000 SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
              SERIES A (IDR)+/-ss                                                   0.29      08/01/2027          965,000
                                                                                                                2,265,000
                                                                                                            -------------
CALIFORNIA: 1.24%
      500,000 CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR,
              JPMORGAN CHASE & COMPANY LOC)+/-ss                                    0.28      11/01/2026          500,000
      200,000 CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.26      07/01/2035          200,000
      230,000 CALIFORNIA STANFORD HOSPITAL SERIES B (HFA REVENUE,
              FNMA LOC)+/-ss                                                        0.26      08/01/2036          230,000
       75,000 CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
              FIRST SECURITY BANK LOC)+/-ss                                         0.27      05/01/2017           75,000
      500,000 CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC BANK
              NV LOC)+/-ss                                                          0.29      05/01/2040          500,000
      500,000 CITY OF NEWPORT BEACH CA (HOSPITAL REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                             0.24      12/01/2040          500,000
    1,000,000 DEXIA CREDIT LOCAL CERTIFICATES TRUST (FSA INSURED, DEXIA LOCAL
              BANK LOC)+/-ss                                                        0.44      08/01/2027        1,000,000
      250,000 PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                             0.30      02/01/2035          250,000
      500,000 RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                             0.30      10/01/2035          500,000
                                                                                                                3,755,000
                                                                                                            -------------
COLORADO: 0.71%
      250,000 COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING REVENUE,
              FNMA INSURED)+/-ss                                                    0.29      05/01/2050          250,000
      400,000 DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
              REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.38      12/15/2037          400,000

                   202 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COLORADO (continued)
$     500,000 DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES B (LEASE
              REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.45%     12/15/2037    $     500,000
    1,000,000 DENVER CO CITY & COUNTY SCHOOL DISTRICT SERIES B-2 (LEASE
              REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.45      12/15/2037        1,000,000
                                                                                                                2,150,000
                                                                                                            -------------
CONNECTICUT: 0.33%
   1,000,000  CONNECTICUT STATE SERIES A1 (PROPERTY TAX REVENUE)+/-ss               0.28      03/01/2023        1,000,000
                                                                                                            -------------
DELAWARE: 0.07%
      200,000 DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE
              RECOVERY REVENUE)+/-ss                                                0.30      08/01/2029          200,000
                                                                                                            -------------
FLORIDA: 0.53%
      500,000 FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
              (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.26      10/01/2035          500,000
      500,000 LEE MEMORIAL HEALTH SYSTEM FLORIDA SERIES A (HOSPITAL & NURSING
              REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.25      04/01/2033          500,000
      590,000 PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
              (EDUCATION REVENUE, BANK OF AMERICA NA LOC)+/-ss                      0.31      06/01/2032          590,000
                                                                                                                1,590,000
                                                                                                            -------------
INDIANA: 0.08%
      250,000 RICHMOND IN REID HOSPITAL & HEALTH CARE SERVICES INCORPORATED
              HOSPITAL AUTHORITY HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)+/-ss                                               0.28      01/01/2040          250,000
                                                                                                            -------------
MASSACHUSETTS: 0.77%
      340,000 MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
              (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                 0.27      10/01/2031          340,000
    2,000,000 MASSACHUSETTS STATE HEFA SERIES N-3 (HOSPITAL & NURSING HOME
              REVENUE, JPMORGAN CHASE BANK NA LOC)+/-ss                             0.26      10/01/2038        2,000,000
                                                                                                                2,340,000
                                                                                                            -------------
MINNESOTA: 0.08%
      230,000 MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T
              (HOUSING REVENUE, GO OF AUTHORITY INSURED)+/-ss                       0.29      07/01/2048          230,000
                                                                                                            -------------
NEW JERSEY: 0.06%
      195,000 NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
              SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)+/-ss                                                             0.50      11/01/2037          195,000
                                                                                                            -------------
NEW YORK: 1.07%
    1,000,000 NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE, BANK
              OF AMERICA NA LOC)+/-ss                                               0.25      08/01/2034        1,000,000
    1,000,000 NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE)+/-ss                 0.27      08/01/2020        1,000,000
      500,000 NEW YORK STATE HOUSING FINANCE AGENCY VICTORY HOUSING SERIES
              2004-A (HOUSING REVENUE, FHLMC INSURED)+/-ss                          0.28      11/01/2033          500,000
      250,000 NEW YORK STATE MORTGAGE AGENCY (HOUSING REVENUE)+/-ss                 0.30      04/01/2037          250,000
      500,000 NEW YORK STATE MORTGAGE AGENCY (HOUSING REVENUE)+/-ss                 0.32      10/01/2037          500,000
                                                                                                                3,250,000
                                                                                                            -------------
OHIO: 0.35%
      214,000 OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
              (HOUSING REVENUE, GNMA INSURED)+/-ss                                  0.26      09/01/2039          214,000
      442,000 OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM
              (HOUSING REVENUE, GNMA INSURED)+/-ss                                  0.30      09/01/2029          442,000
      400,000 PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A
              (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                         0.26      11/01/2029          400,000
                                                                                                                1,056,000
                                                                                                            -------------

                   Wells Fargo Advantage Master Portfolios 203


Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
PENNSYLVANIA: 0.50%
$     500,000 DOYLESTOWN HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
              LOC)+/-ss                                                             0.26%     07/01/2037    $     500,000
    1,000,000 PHILADELPHIA PA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              BANK OF AMERICA NA LOC)+/-ss                                          0.31      09/01/2030        1,000,000
                                                                                                                1,500,000
                                                                                                            -------------
TEXAS: 1.46%
      250,000 AUSTIN TEXAS AIRPORT SYSTEM (AIRPORT & MARINA REVENUE, FSA
              INSURED)+/-ss                                                         0.36      11/15/2025          250,000
    2,000,000 BEXAR COUNTY TX HEALTH FACILITIES DEVELOPMENT (HOSPITAL &
              NURSING HOME REVENUE, JP MORGAN CHASE BANK NA LOC)+/-ss               0.32      12/01/2032        2,000,000
      250,000 HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION YMCA GREATER HOUSTON SERIES B (RECREATIONAL
              REVENUE, ALLIED IRISH BANK LOC)+/-ss                                  1.00      06/01/2038          250,000
      500,000 HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
              REFINING (RESOURCE RECOVERY REVENUE)+/-ss                             0.25      03/01/2023          500,000
    1,000,000 MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION (INDUSTRIAL
              REVENUE, UBS AG LOC)+/-ss                                             0.24      08/01/2034        1,000,000
      100,000 TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
              REVENUE, NATIONS BANK NA LOC)+/-ss                                    0.29      06/01/2045          100,000
      300,000 TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
              FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss         0.31      07/01/2020          300,000
                                                                                                                4,400,000
                                                                                                            -------------
VIRGINIA: 0.66%
    2,000,000 HARRISONBURG VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING
              REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.32      05/01/2026        2,000,000
                                                                                                            -------------
WASHINGTON: 0.17%
      500,000 PORT OF TACOMA WA SERIES B (AIRPORT & MARINA REVENUE,
              BANK OF AMERICA NA LOC)+/-ss                                          0.25      12/01/2044          500,000
                                                                                                            -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $26,681,000)                                                               26,681,000
                                                                                                            -------------
SHORT-TERM INVESTMENTS: 0.99%
US TREASURY BILLS: 0.99%
    3,000,000 US TREASURY BILL##                                                     0.22     11/18/2010        2,999,142
                                                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,998,563)                                                                  2,999,142
                                                                                                            -------------
REPURCHASE AGREEMENTS: 13.42%
    1,000,000 BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010, MATURITY
              VALUE $1,000,009 (1)                                                  0.32      09/01/2010        1,000,000
    2,000,000 BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $2,000,014 (2)                                                        0.26      09/01/2010        2,000,000
    6,570,403 BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $6,570,447 (3)                                                        0.24      09/01/2010        6,570,403
    2,000,000 BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010, MATURITY
              VALUE $2,000,014 (4)                                                  0.25      09/01/2010        2,000,000
    5,000,000 BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010, MATURITY
              VALUE $5,000,033 (5)                                                  0.24      09/01/2010        5,000,000
    1,000,000 CITIGROUP GLOBAL MARKETS, DATED 08/31/2010, MATURITY VALUE
              $1,000,007 (6)                                                        0.26      09/01/2010        1,000,000
    3,000,000 CREDIT SUISSE SECURITIES (USA), DATED 08/31/2010, MATURITY
              VALUE $3,000,020 (7)                                                  0.24      09/01/2010        3,000,000
    1,000,000 DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY VALUE
              $1,000,007 (8)                                                        0.24      09/01/2010        1,000,000
    5,000,000 DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY VALUE
              $5,000,035 (9)                                                        0.25      09/01/2010        5,000,000
    3,000,000 JPMORGAN SECURITIES, DATED 8/31/2010, MATURITY VALUE $3,000,021
              (10)                                                                  0.25      09/01/2010        3,000,000
    4,000,000 RBS SECURITIES INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $4,000,029 (11)                                                       0.26      09/01/2010        4,000,000
    3,000,000 RBS SECURITIES INCORPORTED, DATED 08/31/2010, MATURITY VALUE
              $3,000,020 (12)                                                       0.24      09/01/2010        3,000,000
    4,000,000 SOCIETE GENERALE (NEW YORK), DATED 08/31/2010, MATURITY VALUE
              $4,000,028 (13)                                                       0.25      09/01/2010        4,000,000
TOTAL REPURCHASE AGREEMENTS (COST $40,570,403)                                                                 40,570,403
                                                                                                            -------------
COMMERCIAL PAPER: 56.03%
    1,000,000 ABBEY NATIONAL NA LLC##                                                0.36     09/02/2010          999,990
      400,000 ABBEY NATIONAL NA LLC##                                                0.55     11/08/2010          399,792
    1,000,000 ABN AMRO FUNDING USA LLC##++                                           0.27     09/10/2010          999,940

                   204 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$     250,000 AMSTERDAM FUNDING CORPORATION##++(p)                                   0.41%     10/29/2010    $    249,878
      800,000 AMSTERDAM FUNDING CORPORATION##++(p)                                   0.52      11/05/2010         799,560
      300,000 AMSTERDAM FUNDING CORPORATION##++(p)                                   0.49      11/10/2010         299,820
    1,000,000 ANGLO IRISH BANK##++                                                   0.47      09/02/2010         999,980
      400,000 ANTALIS US FUNDING CORPORATION##++(p)                                  0.46      09/08/2010         399,976
      300,000 ANTALIS US FUNDING CORPORATION##++(p)                                  0.29      09/10/2010         299,976
      300,000 ANTALIS US FUNDING CORPORATION##++(p)                                  0.45      09/17/2010         299,958
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.40      09/01/2010         999,990
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.38      09/23/2010         999,810
    1,500,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.23      10/13/2010       1,499,475
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.50      10/26/2010         999,540
    1,000,000 ARGENTO VARIABLE FUNDING COMPANY LIMITED##++(p)                        0.39      11/10/2010         999,400
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.41      12/13/2010         999,860
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.60      01/12/2011         999,840
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.34      01/27/2011         999,840
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                      0.39      02/01/2011         999,800
      700,000 ASPEN FUNDING CORPORATION##++(p)                                       0.36      09/15/2010         699,916
      800,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.36      10/04/2010         799,800
      600,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.34      10/18/2010         599,784
      700,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.51      10/25/2010         699,706
    1,000,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.51      10/26/2010         999,570
      300,000 ATLANTIC ASSET SECURITIZATION##++(p)                                   0.51      11/01/2010         299,856
      700,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.23      09/08/2010         699,972
    1,600,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.24      09/10/2010       1,599,920
    1,000,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.56      09/14/2010         999,930
      250,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.55      11/10/2010         249,893
    1,000,000 ATLANTIS ONE FUNDING CORPORATION##++(p)                                0.28      11/29/2010         999,308
      350,000 AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.46      10/26/2010         349,839
      250,000 BANQUE ET CAISSE D'EPARGNE DE E'TAT##                                  0.25      09/30/2010         249,952
    1,000,000 BEETHOVEN FUNDING CORPORATION##++(p)                                   0.22      09/02/2010         999,990
      800,000 BG ENERGY FINANCE INCORPORATED##++                                     0.44      09/27/2010         799,848
    1,000,000 BGL BNP PARIBAS SA##                                                   0.51      09/08/2010         999,960
    2,000,000 BGL BNP PARIBAS SA##                                                   0.53      09/29/2010       1,999,640
      900,000 BGL BNP PARIBAS SA##                                                   0.53      10/05/2010         899,793
      500,000 BGL BNP PARIBAS SA##                                                   0.55      10/28/2010         499,785
    1,000,000 BGL BNP PARIBAS SA##                                                   0.56      11/10/2010         999,460
    2,000,000 BNP PARIBAS FINANCE INCORPORATED##                                     0.65      11/09/2010       1,998,940
    1,000,000 BNZ INTERNATIONAL FUNDING LIMITED##++                                  0.44      12/07/2010         999,220
    1,700,000 BPCE##++                                                               0.39      09/13/2010       1,699,864
      300,000 BPCE##++                                                               0.49      11/08/2010         299,826
      800,000 BPCE##++                                                               0.42      12/01/2010         799,360
    1,100,000 CAFCO LLC##++(p)                                                       0.50      10/06/2010       1,099,736
      500,000 CAFCO LLC##++(p)                                                       0.53      11/04/2010         499,745
      300,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.55      10/08/2010         299,907
    1,000,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.59      10/18/2010         999,610
    1,000,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.47      10/20/2010         999,590
      250,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.48      10/22/2010         249,893
      650,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.29      10/27/2010         649,694
      800,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.44      10/28/2010         799,616
    1,000,000 CANCARA ASSET SECURITIZATION LLC##++(p)                                0.54      11/10/2010         999,400
      500,000 CHARIOT FUNDING LLC##++(p)                                             0.54      09/15/2010         499,955
      300,000 CHARTA LLC##++(p)                                                      0.46      09/16/2010         299,970
      400,000 CHARTA LLC##++(p)                                                      0.40      10/04/2010         399,912
    1,500,000 CHARTA LLC##++(p)                                                      0.36      11/02/2010       1,499,265
      300,000 CHARTA LLC##++(p)                                                      0.36      11/03/2010         299,850
      300,000 CHARTA LLC##++(p)                                                      0.36      11/05/2010         299,847
      250,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.35      09/15/2010         249,972

                   Wells Fargo Advantage Master Portfolios 205


Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$   1,000,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.44%     10/06/2010   $     999,760
    1,000,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.58      10/07/2010         999,750
      400,000 CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.36      10/08/2010         399,900
      500,000 CITY OF SAN JOSE CA INTERNATIONAL AIRPORT                              0.31      09/08/2010         500,000
    1,000,000 COMMERZBANK US FINANCE INCORPORATED##                                  0.00      09/01/2010         999,990
    1,000,000 COMMERZBANK US FINANCE INCORPORATED##                                  0.28      09/09/2010         999,940
    1,000,000 CONCORD MINUTEMEN CAPITAL COMPANY LLC##++(p)                           0.47      09/21/2010         999,830
    1,000,000 CONCORD MINUTEMEN CAPITAL COMPANY LLC##++(p)                           0.55      09/29/2010         999,770
      900,000 CRC FUNDING LLC##++(p)                                                 0.50      10/04/2010         899,802
    1,000,000 CRC FUNDING LLC##++(p)                                                 0.34      10/08/2010         999,740
      500,000 CRC FUNDING LLC##++(p)                                                 0.08      11/04/2010         499,745
      400,000 CREDIT AGRICOLE NORTH AMERICA INCORPORATED##                           0.27      09/07/2010         399,984
    1,000,000 CREDIT AGRICOLE NORTH AMERICA INCORPORATED##                           0.37      11/04/2010         999,510
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.38      09/07/2010         999,940
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.27      09/09/2010         999,930
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.33      09/10/2010         999,920
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.30      09/15/2010         999,880
    1,000,000 CROWN POINT CAPITAL COMPANY##++(p)                                     0.50      09/17/2010         999,860
    1,000,000 DANSKE CORPORATION##++                                                 0.44      09/30/2010         999,780
    1,000,000 DANSKE CORPORATION##++                                                 0.39      10/25/2010         999,550
      700,000 DANSKE CORPORATION##++                                                 0.55      11/15/2010         699,552
    1,000,000 DANSKE CORPORATION##++                                                 0.51      12/10/2010         999,100
      500,000 DANSKE CORPORATION##++                                                 0.55      12/17/2010         499,510
      900,000 DEPARTMENT OF AIRPORT LA##                                             0.51      10/14/2010         899,640
    3,000,000 DEXIA CREDIT LOCAL SA                                                  0.42      09/07/2010       3,000,000
    1,000,000 DEXIA DELAWARE##                                                       0.34      09/03/2010         999,980
    1,000,000 DEXIA DELAWARE##                                                       0.44      09/27/2010         999,810
      300,000 DISTRICT OF COLUMBIA WATER & SEWER AUTHORITY                           0.28      10/14/2010         300,000
    1,000,000 EBBETS FUNDING LLC##++(p)                                              0.53      09/21/2010         999,830
      250,000 ENI COORDINATION CENTER SA##++                                         0.34      09/29/2010         249,948
    1,700,000 FORTIS FUNDING LLC##++                                                 0.60      10/04/2010       1,699,626
      300,000 GEMINI SECURITIZATION CORPORATION##++(p)                               0.31      09/09/2010         299,979
      300,000 GOVCO LLC##++(p)                                                       0.25      09/17/2010         299,958
      400,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.24      09/14/2010         399,972
      500,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.25      10/12/2010         499,900
    1,000,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.39      10/13/2010         999,800
      300,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.37      10/22/2010         299,925
    1,000,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.40      11/08/2010         999,650
    1,000,000 GRAMPIAN FUNDING LIMITED##++(p)                                        0.36      11/16/2010         999,600
    1,600,000 ICICI BANK LIMITED##                                                   0.25      09/29/2010       1,599,632
      500,000 ICICI BANK LIMITED##                                                   0.25      09/29/2010         499,885
      400,000 INTESA FUNDING LLC##                                                   0.33      09/01/2010         399,996
    1,000,000 INTESA FUNDING LLC##                                                   0.63      09/16/2010         999,900
    1,000,000 IRISH LIFE & PERMANENT GROUP HOLDINGS PLC##++                          0.68      09/07/2010         999,908
      250,000 JUPITER SECURITIZATION COMPANY LLC##++(p)                              0.52      12/03/2010         249,826
    1,000,000 LEGACY CAPITAL COMPANY##++                                             0.55      09/15/2010         999,880
    1,000,000 LEXINGTON PARKER CAPITAL##++(p)                                        0.51      09/07/2010         999,930
    1,000,000 LEXINGTON PARKER CAPITAL COMPANY LLC##++(p)                            0.26      09/14/2010         999,870
    1,000,000 LEXINGTON PARKER CAPITAL COMPANY LLC##++(p)                            0.43      09/16/2010         999,850
    2,200,000 LIBERTY STREET FUNDING COMPANY##++                                     0.51      09/01/2010       2,199,978
      250,000 LMA SA##++(p)                                                          0.39      09/15/2010         249,970
      250,000 LMA SA##++(p)                                                          0.39      09/21/2010         249,957
    1,000,000 LMA SA##++(p)                                                          0.27      09/23/2010         999,810
    1,000,000 LMA SA##++(p)                                                          0.33      10/18/2010         999,610
    1,300,000 LMA SA##++(p)                                                          0.35      10/25/2010       1,299,415
    3,000,000 MATCHPOINT MASTER TRUST##++(p)                                         0.27      09/13/2010       2,999,730
      750,000 MATCHPOINT MASTER TRUST##++(p)                                         0.37      09/27/2010         749,857

                   206 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$   1,500,000 MATCHPOINT MASTER TRUST##++(p)                                         0.40%     11/03/2010   $   1,499,280
      250,000 MATCHPOINT MASTER TRUST##++(p)                                         0.37      11/05/2010         249,875
    1,750,000 MONT BLANC CAPITAL CORPORATION##++(p)                                  0.25      09/08/2010       1,749,860
      500,000 MONT BLANC CAPITAL CORPORATION##++(p)                                  0.49      10/12/2010         499,800
    1,000,000 MONT BLANC CAPITAL CORPORATION##++(p)                                  0.33      11/12/2010         999,280
    1,000,000 NATEXIS BANQUES POPULAIRES##                                           0.63      10/01/2010         999,780
    1,100,000 NATEXIS BANQUES POPULAIRES##                                           0.31      10/06/2010       1,099,703
    1,000,000 NATIONWIDE BUILDING SOCIETY##++                                        0.52      10/07/2010         999,720
    1,000,000 NEWPORT FUNDING CORPORATION##++(p)                                     0.26      09/22/2010         999,820
      250,000 NEWPORT FUNDING CORPORATION##++(p)                                     0.44      10/21/2010         249,895
      800,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.25      10/12/2010         799,752
      500,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.27      10/13/2010         499,840
      500,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.27      10/29/2010         499,782
      300,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.61      11/05/2010         299,844
      300,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.61      11/09/2010         299,835
      400,000 PORT OF OAKLAND CA##                                                   0.59      10/14/2010         399,840
      500,000 RANGER FUNDING COMPANY LLC##++(p)                                      0.59      09/13/2010         499,960
    3,000,000 RANGER FUNDING COMPANY LLC##++(p)                                      0.28      10/19/2010       2,998,920
    1,200,000 RBS HOLDINGS USA INCORPORATED##++                                      0.44      10/08/2010       1,199,652
    1,600,000 RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.61      10/12/2010       1,599,456
    2,000,000 RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.52      10/15/2010       1,999,280
      250,000 RHEINGOLD SECURITIZATION LIMITED##++(p)                                0.27      09/20/2010         249,960
      800,000 RHEINGOLD SECURITIZATION LIMITED##++(p)                                0.49      10/15/2010         799,712
    1,000,000 ROMULUS FUNDING CORPORATION##++(p)                                     0.42      09/14/2010         999,890
    2,300,000 ROYAL PARK INVESTMENTS##++(p)                                          0.56      09/24/2010       2,299,609
      900,000 ROYAL PARK INVESTMENTS##++(p)                                          0.56      09/28/2010         899,820
      300,000 ROYAL PARK INVESTMENTS##++(p)                                          0.50      10/04/2010         299,925
      500,000 ROYAL PARK INVESTMENTS##++(p)                                          0.40      10/12/2010         499,850
      500,000 SALISBURY RECEIVABLES COMPANY##++(p)                                   0.50      09/13/2010         499,955
      700,000 SAN JOSE INTERNATIONAL AIRPORT                                         0.35      09/02/2010         700,000
    1,000,000 SAN JOSE INTERNATIONAL AIRPORT                                         0.40      09/02/2010       1,000,000
      400,000 SCALDIS CAPITAL LLC##++(p)                                             0.29      09/03/2010         399,992
    1,000,000 SCALDIS CAPITAL LLC##++(p)                                             0.28      09/28/2010         999,790
    1,000,000 SCALDIS CAPITAL LLC##++(p)                                             0.30      10/15/2010         999,660
    1,000,000 SCALDIS CAPITAL LLC##++(p)                                             0.50      10/19/2010         999,630
      300,000 SCALDIS CAPITAL LLC##++(p)                                             0.26      10/27/2010         299,868
    1,000,000 SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.55      09/16/2010         999,880
    1,000,000 SKANDINAVISKA ENSKILDA BANKEN AB##++                                   0.47      09/07/2010         999,960
    1,000,000 SKANDINAVISKA ENSKILDA BANKEN AB##++                                   0.34      09/10/2010         999,940
    1,000,000 SKANDINAVISKA ENSKILDA BANKEN AB##++                                   0.28      09/17/2010         999,890
      750,000 SOLITAIRE FUNDING LLC##++(p)                                           0.28      09/08/2010         749,955
    2,000,000 SOLITAIRE FUNDING LLC##++(p)                                           0.31      09/13/2010       1,999,820
      500,000 SOLITAIRE FUNDING LLC##++(p)                                           0.23      09/28/2010         499,900
    1,000,000 SOLITAIRE FUNDING LLC##++(p)                                           0.33      10/21/2010         999,630
      350,000 SOLITAIRE FUNDING LLC##++(p)                                           0.30      11/15/2010         349,797
      300,000 STARBIRD FUNDING CORPORATION##++(p)                                    0.29      09/16/2010         299,961
      300,000 STARBIRD FUNDING CORPORATION##++(p)                                    0.33      11/30/2010         299,790
      500,000 STRAIGHT A FUNDING LLC##++(p)                                          0.41      10/14/2010         499,860
      400,000 STRAIGHT A FUNDING LLC##++(p)                                          0.41      10/18/2010         399,872
    1,200,000 STRAIGHT A FUNDING LLC##++(p)                                          0.57      10/25/2010       1,199,520
      700,000 STRAIGHT A FUNDING LLC##++(p)                                          0.31      11/01/2010         699,657
      700,000 STRAIGHT A FUNDING LLC##++(p)                                          0.31      11/01/2010         699,657
      982,000 STRAIGHT A FUNDING LLC##++(p)                                          0.49      11/02/2010         981,509
      500,000 STRAIGHT A FUNDING LLC##++(p)                                          0.29      11/16/2010         499,754
      300,000 SURREY FUNDING CORPORATION##++(p)                                      0.37      11/17/2010         299,814
    1,000,000 TASMAN FUNDING INCORPORATED##++(p)                                     0.24      09/13/2010         999,900
      300,000 TASMAN FUNDING INCORPORATED##++(p)                                     0.54      09/17/2010         299,958

                   Wells Fargo Advantage Master Portfolios 207


Portfolio of Investments--August 31, 2010 (Unaudited)

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
COMMERCIAL PAPER (continued)
$     400,000 TASMAN FUNDING INCORPORATED##++(p)                                    0.31%      10/27/2010   $     399,812
      250,000 TASMAN FUNDING INCORPORATED##++(p)                                    0.63       11/05/2010         249,863
      400,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.51       09/07/2010         399,976
    1,300,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.44       09/13/2010       1,299,870
    1,000,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.27       10/06/2010         999,710
      300,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.64       10/07/2010         299,910
    1,000,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.30       10/13/2010         999,650
      400,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.44       12/07/2010         399,652
    1,000,000 THAMES ASSET GLOBAL SECURITIZATION INCORPORATED##++(p)                0.58       01/07/2011         998,750
      300,000 THUNDER BAY FUNDING LLC##++(p)                                        0.66       12/09/2010         299,777
    1,000,000 TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##               0.40       11/30/2010         999,440
    1,000,000 UBS FINANCE DELAWARE LLC##                                            0.68       09/27/2010         999,870
    1,100,000 UBS FINANCE DELAWARE LLC##                                            0.23       11/08/2010       1,099,582
    1,000,000 UNICREDIT US FINANCE INCORPORATED##++                                 0.21       09/03/2010         999,980
    1,000,000 UNICREDIT US FINANCE INCORPORATED##++                                 0.59       10/01/2010         999,730
    1,000,000 VERSAILLES CDS LLC##++(p)                                             0.61       09/17/2010         999,860
    1,000,000 VERSAILLES CDS LLC##++(p)                                             0.19       10/12/2010         999,660
    2,200,000 VICTORY RECEIVABLES CORPORATION##++(p)                                0.25       09/03/2010       2,199,956
      800,000 VICTORY RECEIVABLES CORPORATION##++(p)                                0.24       09/13/2010         799,920
    1,500,000 WESTPAC SECURITIES NZ LIMITED+/-++                                    0.39       02/03/2011       1,499,490
    1,000,000 WESTPAC SECURITIES NZ LIMITED+/-++                                    0.38       08/19/2011         999,530
      300,000 WINDMILL FUNDING CORPORATION##++(p)                                   0.39       09/02/2010         299,997
    1,000,000 WINDMILL FUNDING CORPORATION##++(p)                                   0.36       11/04/2010         999,490
    1,000,000 WINDMILL FUNDING CORPORATION##++(p)                                   0.36       11/17/2010         999,383
TOTAL COMMERCIAL PAPER (COST $169,360,761)                                                                    169,386,601
                                                                                                            -------------
CERTIFICATES OF DEPOSIT: 10.14%
    2,000,000 ABBEY NATIONAL TREASURY SERVICES                                      0.33      12/10/2010        1,999,720
    2,000,000 ABBEY NATIONAL TREASURY SERVICES+/-                                   0.32      02/14/2011        1,999,800
    1,000,000 ALLIED IRISH BANKS+/-                                                 0.51      06/24/2011          999,590
    1,000,000 ALLIED IRISH BANKS PLC+/-                                             0.53      07/12/2011          999,500
    1,000,000 ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                             0.42      10/20/2010        1,000,050
    2,000,000 ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                             0.38      01/11/2011        1,999,920
    1,000,000 ASB FINANCE LIMITED (LONDON)+/-++                                     0.39      01/10/2011          999,960
    2,000,000 BANCO BILBAO VIZCAYA ARGENTARIA SA+/-                                 0.38      06/16/2011        2,000,060
    1,000,000 BANCO BILBAO VIZCAYA ARGENTARIA SA+/-                                 0.31      06/28/2011          999,650
    1,650,000 BANK OF AMERICA NA##                                                  0.38      09/30/2010        1,649,670
    1,500,000 BARCLAYS BANK PLC (NEW YORK)+/-(a)                                    0.52      01/19/2011        1,500,000
      500,000 BARCLAYS BANK PLC (NEW YORK)+/-                                       0.80      04/29/2011          499,935
    1,000,000 BARCLAYS BANK PLC (NEW YORK)+/-                                       0.84      08/12/2011          999,530
    1,000,000 DZ BANK AG (NEW YORK)                                                 0.57      09/20/2010        1,000,160
    1,500,000 LLOYDS TSB BANK PLC (NEW YORK)+/-                                     0.52      11/12/2010        1,499,265
    1,000,000 NATIXIS (NEW YORK)+/-                                                 0.74      02/04/2011        1,001,340
    1,000,000 RABOBANK NEDERLAND NV+/-ss                                            0.29      01/07/2011          999,650
    1,000,000 RABOBANK NEDERLAND NV (NEW YORK)+/-                                   0.27      10/19/2010        1,000,210
    2,000,000 ROYAL BANK OF SCOTLAND PLC+/-                                         0.96      04/26/2011        2,000,540
    1,000,000 SOCIETE GENERALE NA+/-                                                0.65      08/12/2011          999,670
    1,000,000 TORONTO DOMINION BANK+/-                                              0.30      02/04/2011          999,870
    2,000,000 UNICREDITO ITALIANO SPA                                               0.44      09/14/2010        2,000,120
    1,500,000 WESTPAC SECURITIES NZ LIMITED+/-++                                    0.41      11/05/2010        1,499,910
TOTAL CERTIFICATES OF DEPOSIT (COST $30,649,508)                                                               30,648,120
                                                                                                            -------------
SECURED MASTER NOTE AGREEMENT: 1.39%
    4,200,000 BANK OF AMERICA NA+/-ss(a)                                            0.38      09/09/2034        4,200,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $4,200,000)                                                           4,200,000
                                                                                                            -------------

                   208 Wells Fargo Advantage Master Portfolios


                           Portfolio of Investments--August 31, 2010 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

                                                                                 INTEREST      MATURITY
  PRINCIPAL   SECURITY NAME                                                        RATE          DATE           VALUE
------------- ---------------------------------------------------------------   ---------   -------------   -------------
TIME DEPOSITS: 7.94%
$   1,000,000 ALLIED IRISH BANKS PLC                                                0.65%     09/03/2010    $   1,000,030
    2,000,000 BANK OF IRELAND                                                       0.50      09/01/2010        2,000,000
    2,000,000 BANK OF IRELAND                                                       0.65      09/02/2010        2,000,040
    3,000,000 CREDIT AGRICOLE CIB                                                   0.25      09/01/2010        3,000,000
    2,000,000 DANSKE BANK A S COPENHAGEN                                            0.26      09/02/2010        2,000,000
    1,000,000 DEXIA BANK SA                                                         0.42      09/01/2010        1,000,000
    3,000,000 GROUPE BPCE                                                           0.26      09/01/2010        3,000,000
    5,000,000 KBC BANK NV BRUSSELS                                                  0.20      09/01/2010        5,000,000
    2,000,000 NATIXIS SA                                                            0.26      09/01/2010        2,000,000
    3,000,000 SOCIETE GENERALE PARIS                                                0.23      09/01/2010        3,000,000
TOTAL TIME DEPOSITS (COST $24,000,000)                                                                         24,000,070
                                                                                                            -------------
YANKEE CORPORATE BONDS & NOTES: 0.16%
FINANCIALS: 0.16%
COMMERCIAL BANKS: 0.16%
      500,000 EKSPORTFINANS ASA+/-                                                  0.35       09/22/2010         500,008
                                                                                                            -------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $500,000)                                                              500,008
                                                                                                            -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $304,328,703)*                                                  100.68%                                 304,354,101
OTHER ASSETS AND LIABILITIES, NET                                      (0.68)                                  (2,066,418)
                                                                      ------                                -------------
TOTAL NET ASSETS                                                      100.00%                               $ 302,287,683
                                                                      ------                                -------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##    Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(z)  Collateralized by:

(1)  U.S. government securities, 5.00% to 5.50%, 12/1/2039 to 8/1/2040, market value including accrued interest is $1,030,000.

(2)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $2,040,000.

(3)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $6,701,811.

(4)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $2,060,000.

(5)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $5,100,000.

(6)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $1,030,000.

(7)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $3,060,020.

(8)  U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $1,020,001.

(9)  U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $5,150,000.

(10) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $3,090,006.

(11) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $4,120,008.

(12) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $3,060,003.

(13) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $4,120,000.

* Cost for federal income tax purposes is $304,328,703 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation     $30,557
Gross unrealized depreciation      (5,159)
                                  -------
Net unrealized appreciation       $25,398

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 209


Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                                   Diversified Fixed   Diversified Stock   Short-Term Investment
                                                                    Income Portfolio        Portfolio            Portfolio
                                                                   -----------------   -----------------   --------------------
ASSETS
   Investments
      In unaffiliated securities (including securities on loan),
         at value ..............................................     $2,849,656,965      $4,019,373,728        $263,783,698
      In affiliated securities, at value .......................        202,437,091         662,238,746                   0
      In repurchase agreements, at value .......................                  0                   0          40,570,403
                                                                     --------------      --------------        ------------
   Total investments, at value (see cost below) ................      3,052,094,056       4,681,612,474         304,354,101
   Segregated cash .............................................                  0          10,210,000                   0
   Foreign currency, at value (see cost below) .................          2,029,086           6,860,236                   0
   Principal paydown receivable ................................            128,764                   0                   0
   Receivable for daily variation margin on open futures
      contracts ................................................                  0             335,570                   0
   Receivable for investments sold .............................         12,637,065             177,276             215,000
   Receivable for dividends and interest .......................         24,550,914           7,306,783              23,804
   Receivable for securities lending income ....................             18,304             134,586                   0
   Prepaid expenses and other assets ...........................             16,900              28,593              42,877
                                                                     --------------      --------------        ------------
Total Assets ...................................................      3,091,475,089       4,706,665,518         304,635,782
                                                                     --------------      --------------        ------------
LIABILITIES
   Payable for investments purchased ...........................         67,073,807          65,063,971           2,299,777
   Payable due to custodian bank ...............................             10,720                   0                   0
   Payable upon receipt of securities loaned ...................        100,096,961         553,433,804                   0
   Advisory fee payable ........................................            604,937             884,713              25,160
   Accrued expenses and other liabilities ......................            111,277             222,021              23,162
                                                                     --------------      --------------        ------------
Total liabilities ..............................................        167,897,702         619,604,509           2,348,099
                                                                     --------------      --------------        ------------
TOTAL NET ASSETS ...............................................     $2,923,577,387      $4,087,061,009        $302,287,683
                                                                     ==============      ==============        ============
Total investments, at cost .....................................     $2,884,221,589      $4,780,721,165        $304,328,703
                                                                     --------------      --------------        ------------
Foreign currency, at cost ......................................     $    2,020,277      $    6,837,082        $          0
                                                                     --------------      --------------        ------------
Security on loan, at value .....................................     $   98,104,608      $  538,767,983        $          0
                                                                     --------------      --------------        ------------

The accompanying notes are an integral part of these financial statements.

                  210 Wells Fargo Advantage Master Portfolios


Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                                                                     Diversified Fixed   Diversified Stock   Short-Term Investment
                                                                      Income Portfolio       Portfolio           Portfolio
                                                                     -----------------   -----------------   --------------------
INVESTMENT INCOME
   Dividends(1) ..................................................      $          0       $  42,435,671           $       0
   Interest ......................................................        42,456,468              11,496             498,846
   Income from affiliated securities .............................           446,748             108,070                   0
   Securities lending income, net ................................            63,788           1,025,631                   0
                                                                        ------------       -------------           ---------
Total investment income ..........................................        42,967,004          43,580,868             498,846
                                                                        ------------       -------------           ---------
EXPENSES
   Advisory fees .................................................         3,625,666           6,315,073             141,241
   Custody and accounting fees ...................................            54,531             474,276              11,521
   Professional fees .............................................            26,270              25,116              21,396
   Shareholder reports expenses ..................................             2,017               3,025               1,260
   Trustees' fees ................................................             5,332               5,332               5,332
   Other fees and expenses .......................................             8,422              30,547               1,465
                                                                        ------------       -------------           ---------
Total expenses ...................................................         3,722,238           6,853,369             182,215
LESS
   Waived fees and/or reimbursed expenses ........................          (298,585)         (1,254,745)                  0
                                                                        ------------       -------------           ---------
Net expenses .....................................................         3,423,653           5,598,624             182,215
                                                                        ------------       -------------           ---------
Net investment income ............................................        39,543,351          37,982,244             316,631
                                                                        ------------       -------------           ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
NET REALIZED GAINS (LOSSES) FROM
   Unaffiliated securities .......................................         8,301,786          50,203,781            (280,592)
   Affiliated securities .........................................           378,492                   0                   0
   Foreign currency related transactions .........................          (348,275)             73,947                   0
   Futures transactions ..........................................                 0             418,223                   0
                                                                        ------------       -------------           ---------
Net realized gains (losses) from investments .....................         8,332,003          50,695,951            (280,592)
                                                                        ------------       -------------           ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities .......................................       102,181,191        (165,484,560)            360,890
   Affiliated securities .........................................           298,810             (46,336)                  0
   Futures transactions ..........................................                 0          (1,427,579)                  0
   Foreign currency related transactions .........................            31,453              46,337                   0
                                                                        ------------       -------------           ---------
Net change in unrealized appreciation (depreciation) of
   investments ...................................................       102,511,454        (166,912,138)            360,890
                                                                        ------------       -------------           ---------
Net realized and unrealized gains (losses) on investments ........       110,843,457        (116,216,187)             80,298
                                                                        ------------       -------------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..      $150,386,808       $ (78,233,943)          $ 396,929
                                                                        ============       =============           =========
(1.) Net of foreign withholding taxes of .........................      $          0       $   2,425,830           $       0

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   212 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                     DIVERSIFIED FIXED INCOME PORTFOLIO
                                                    ------------------------------------
                                                         For the
                                                    Six Months Ended        For the
                                                     August 31, 2010       Year Ended
                                                       (Unaudited)     February 28, 2010
                                                    ----------------   -----------------
OPERATIONS
   Net investment income ........................   $   39,543,351      $   54,076,998
   Net realized gains (losses) on investments ...        8,332,003           1,097,939
   Net change in unrealized appreciation
      (depreciation) of investments .............      102,511,454          62,873,792
                                                    --------------      --------------
Net increase (decrease) in net assets resulting
   from operations ..............................      150,386,808         118,048,729
                                                    --------------      --------------
CAPITAL SHARES TRANSACTIONS
   Contributions ................................      664,124,511       1,423,774,624
   Withdrawals ..................................     (237,252,846)       (114,788,338)
                                                    --------------      --------------
Net increase in net assets resulting from capital
   share transactions ...........................      426,871,665       1,308,986,286
                                                    --------------      --------------
TOTAL INCREASE IN NET ASSETS ....................      577,258,473       1,427,035,015
                                                    --------------      --------------
Net assets
Beginning of period .............................    2,346,318,914         919,283,899
                                                    ==============      ==============
End of period ...................................   $2,923,577,387      $2,346,318,914
                                                    ==============      ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 213


Statements of Changes in Net Assets

     DIVERSIFIED STOCK PORTFOLIO          SHORT-TERM INVESTMENT PORTFOLIO
------------------------------------   ------------------------------------
     For the                                For the
Six Months Ended        For the        Six Months Ended        For the
 August 31, 2010       Year Ended       August 31, 2010       Year Ended
   (Unaudited)     February 28, 2010      (Unaudited)     February 28, 2010
----------------   -----------------   ----------------   -----------------

 $   37,982,244     $   38,577,284       $    316,631       $    389,143
     50,695,951       (120,017,439)          (280,592)             2,037

   (166,912,138)       933,498,075            360,890            144,598
 --------------     --------------       ------------       ------------

    (78,233,943)       852,057,920            396,929            535,778
 --------------     --------------       ------------       ------------

    827,690,883      2,100,503,527         80,993,631        180,541,973
   (294,386,234)      (434,360,690)       (36,577,087)       (15,916,234)
 --------------     --------------       ------------       ------------

    533,304,649      1,666,142,837         44,416,544        164,625,739
 --------------     --------------       ------------       ------------
    455,070,706      2,518,200,757         44,813,473        165,161,517
 --------------     --------------       ------------       ------------

  3,631,990,303      1,113,789,546        257,474,210         92,312,693
 ==============     ==============       ============       ============
 $4,087,061,009     $3,631,990,303       $302,287,683       $257,474,210
 ==============     ==============       ============       ============

                   214 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                      Ratio to Average Net Assets
                                                             (Annualized)
                                                   --------------------------------
                                                       Net                                        Portfolio
                                                   Investment     Gross       Net       Total      Turnover
                                                     Income     Expenses   Expenses   Return(1)     Rate(3)
                                                   ----------   --------   --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2010 to August 31, 2010 (Unaudited) ...      1.50%       0.28%      0.26%       5.65%       29%
March 1, 2009 to February 28, 2010 .............      3.47%       0.31%      0.28%      10.44%      113%
March 1, 2008 to February 28, 2009 .............      4.18%       0.35%      0.35%       0.00%       51%
March 1, 2007 to February 29, 2008 .............      4.54%       0.35%      0.35%       9.56%       84%
June 26, 2006(2) to February 28, 2007 ..........      4.52%       0.37%      0.36%       6.70%      165%
DIVERSIFIED STOCK PORTFOLIO
March 1, 2010 to August 31, 2010 (Unaudited) ...      1.88%       0.34%      0.28%      (1.57)%      17%
March 1, 2009 to February 28, 2010 .............      1.66%       0.38%      0.31%      66.83%       22%
March 1, 2008 to February 28, 2009 .............      2.02%       0.43%      0.42%     (46.36)%      29%
March 1, 2007 to February 29, 2008 .............      1.66%       0.43%      0.43%      (2.23)%      29%
June 26, 2006(2) to February 28, 2007 ..........      1.25%       0.44%      0.43%      16.12%       87%
SHORT-TERM INVESTMENT PORTFOLIO
March 1, 2010 to August 31, 2010 (Unaudited) ...      0.22%       0.13%      0.13%       0.00%       NA
March 1, 2009 to February 28, 2010 .............      0.24%       0.17%      0.16%       0.45%       NA
March 1, 2008 to February 28, 2009 .............      2.32%       0.19%      0.18%       0.92%       NA
March 1, 2007 to February 29, 2008 .............      4.99%       0.17%      0.16%       4.81%       NA
June 26, 2006(2) to February 28, 2007 ..........      5.21%       0.18%      0.17%       4.00%       NA

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

(3.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 215


Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio ("Diversified Fixed Income Portfolio"), Wells Fargo Advantage Diversified Stock Portfolio ("Diversified Stock Portfolio") and Wells Fargo Advantage Short-Term Investment Portfolio ("Short-Term Investment Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

                   216 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

                   Wells Fargo Advantage Master Portfolios 217


Notes to Financial Statements (Unaudited)

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Funds and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the six months ended August 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Funds' former securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

                   218 Wells Fargo Advantage Master Portfolios


Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, the inputs used in valuing the Funds' assets, which are carried at fair value, were as follows:

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES               (Level 1)         (Level 2)            (Level 3)             Total
-------------------------             -------------   -----------------   -------------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO
   CORPORATE BONDS AND NOTES           $          0     $  628,005,379         $4,992,396       $  632,997,775
   YANKEE CORPORATE BONDS AND NOTES               0        106,664,917                  0          106,664,917
   FOREIGN GOVERNMENT BONDS                       0        717,382,603                  0          717,382,603
   AGENCY NOTES - INTEREST BEARING                0         21,924,216                  0           21,924,216
   AGENCY SECURITIES                              0        802,797,129                  0          802,797,129
   MUNICIPAL BONDS AND NOTES                      0             52,614                  0               52,614
   U.S. TREASURY OBLIGATIONS            528,743,919         75,525,886                  0          604,269,805
   INVESTMENT COMPANIES                  90,629,252         97,299,961                  0          187,929,213
   TOTAL                               $619,373,171     $2,427,728,489         $4,992,396       $3,052,094,056

                   Wells Fargo Advantage Master Portfolios 219


Notes to Financial Statements (Unaudited)

                                                       Significant Other       Significant
                                       Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                (Level 1)         (Level 2)            (Level 3)             Total
-------------------------             --------------   -----------------   -------------------   --------------
DIVERSIFIED STOCK PORTFOLIO
   EQUITY SECURITIES
      COMMON STOCKS                   $3,985,964,471      $          0         $  3,058,468      $3,989,022,939
      PREFERRED STOCKS                    35,710,470                 0                    0          35,710,470
      WARRANTS                                     0            14,922                   38              14,960
      RIGHTS                                       0                 0                2,844               2,844
   CORPORATE BONDS AND NOTES                       0                 0            7,410,636           7,410,636
   INVESTMENT COMPANIES                  101,376,701       548,073,924                    0         649,450,625
   TOTAL                              $4,123,051,642      $548,088,846         $ 10,471,986      $4,681,612,474
SHORT-TERM INVESTMENT PORTFOLIO
   AGENCY SECURITIES                  $            0      $    998,816         $          0      $      998,816
   CERTIFICATE OF DEPOSIT                          0        29,148,120            1,500,000          30,648,120
   COMMERCIAL PAPER                                0       169,386,601                    0         169,386,601
   CORPORATE BONDS AND NOTES                       0         4,369,941                    0           4,369,941
   MUNICIPAL BONDS AND NOTES                       0        26,681,000                    0          26,681,000
   REPURCHASE AGREEMENTS                           0        40,570,403                    0          40,570,403
   SECURED MASTER NOTE AGREEMENT                   0                 0            4,200,000           4,200,000
   TIME DEPOSITS                                   0        24,000,070                    0          24,000,070
   U.S. TREASURY OBLIGATIONS                       0         2,999,142                    0           2,999,142
   YANKEE CORPORATE BONDS                          0           500,008                    0             500,008
   TOTAL                              $            0      $298,654,101         $  5,700,000       $ 304,354,101

As of August 31, 2010, the inputs used in valuing Diversified Stock Portfolio's other financial instruments, which are carried at fair value, were as follows:

                                                       Significant Other       Significant
                                       Quoted Prices   Observable Inputs   Unobservable Inputs
FUTURES CONTRACTS                        (Level 1)         (Level 2)             (Level 3)          Total
-----------------                     --------------   -----------------   -------------------   -----------
DIVERSIFIED STOCK PORTFOLIO             $(2,131,190)           $0                   $0           $(2,131,190)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                            Corporate Bonds
                                                               and Notes
                                                            ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2010                               $3,863,378
   Change in unrealized gains or losses                          429,957
   Net purchases (sales)                                        (386,015)
   Transfers in and/or out of Level 3                          1,085,076
BALANCE AS OF AUGUST 31, 2010                                 $4,992,396
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010       $  232,252

                   220 Wells Fargo Advantage Master Portfolios


                                       Notes to Financial Statements (Unaudited)

                                                                                    Corporate
                                                              Common                  bonds
                                                              stocks      Rights    and notes   Warrants      Total
                                                            ----------   -------   ----------   --------   -----------
DIVERSIFIED STOCK PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2010                             $  722,454   $ 8,450   $7,330,925      $ 0     $ 8,061,829
   Realized gains or losses                                   (491,469)        0            0        0        (491,469)
   Change in unrealized gains or losses                        469,546    (2,246)     858,038       13       1,325,351
   Net purchases (sales)                                      (245,823)   (3,360)    (778,327)       0      (1,027,510)
   Transfers in and/or out of Level 3                        2,603,760         0            0       25       2,603,785
BALANCE AS OF AUGUST 31, 2010                               $3,058,468   $ 2,844   $7,410,636      $38     $10,471,986
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010     $ (120,203)  $ 2,844   $  441,410      $13     $   324,064

                                                            Corporate notes   Certificates   Secured Master
                                                               and bonds       of Deposit    Note Agreement      Total
                                                            ---------------   ------------   --------------   ----------
SHORT-TERM INVESTMENT PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2010                                $ 527,454       $        0      $        0     $  527,454
   Realized gains or losses                                       53,915                0               0         53,915
   Change in unrealized gains or losses                                0                0               0              0
   Net purchases (sales)                                        (581,369)               0               0       (581,369)
   Transfers in and/or out of Level 3                                  0        1,500,000       4,200,000      5,700,000
BALANCE AS OF AUGUST 31, 2010                                  $       0       $1,500,000      $4,200,000     $5,700,000
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010        $       0       $        0      $        0     $        0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increases. Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increases. Short-Term Investment Portfolio pays an advisory fee at an annual rate of 0.10% of its average daily net assets. For the six months ended August 31, 2010, the advisory fee was equivalent to an annual rate for each Fund as follows:

                                              Advisory Fees
                                     (% of Average Daily Net Assets)
                                     -------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                 0.27
DIVERSIFIED STOCK PORTFOLIO                        0.31
SHORT-TERM INVESTMENT PORTFOLIO                    0.10

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Short-Term Investment Portfolio.

SSgA Funds Management Incorporated is the sub-adviser to Diversified Fixed Income Portfolio and Diversified Stock Portfolio.

Funds Management has contractually waived and/or reimbursed advisory fees during the six months ended August 31, 2010 necessary to maintain certain net operating expense ratios for the Funds.

                   Wells Fargo Advantage Master Portfolios 221


Notes to Financial Statements (Unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the year ended August 31, 2010, were as follows:

                                                Purchases at Cost                        Sales Proceeds
                                     -------------------------------------   -------------------------------------
                                     U.S. Government   Non-U.S. Government   U.S. Government   Non-U.S. Government
                                     ---------------   -------------------   ---------------   -------------------
DIVERSIFIED FIXED INCOME PORTFOLIO     $993,545,823      $  340,115,360        $755,749,195        $120,187,228
DIVERSIFIED STOCK PORTFOLIO                       0       2,715,194,992                   0         620,898,805

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2010, the Diversified Stock Portfolio entered into futures contracts for hedging purposes.

At August 31, 2010, the Diversified Stock Portfolio had futures contracts outstanding as follows:

                                                       Initial                      Net Unrealized
Expiration                                            Contract        Value at       Appreciation/
Date             Contracts           Type              Amount     August 31, 2010   (Depreciation)
--------------   ---------   --------------------   -----------   ---------------   --------------
September 2010    452 Long    Russell 2000 Index    $28,202,684     $27,192,320       $(1,010,364)
September 2010    431 Long      MSCI EAFE Index      30,424,184      30,644,100           219,916
September 2010    407 Long   S&P Midcap 400 Index    30,060,003      29,348,770          (711,233)
September 2010    508 Long       S&P 500 Index       27,256,329      26,626,820          (629,509)

These futures contracts were collateralized by segregated cash in the amount of $10,210,000.

Diversified Stock Portfolio had an average contract amount of $101,084,932 in long futures contracts during the six months ended August 31, 2010.

During the six months ended August 31, 2010, the Diversified Fixed Income Portfolio entered into forward foreign currency exchange contracts for speculative purposes. As of August 31, 2010, the Diversified Fixed Income Portfolio did not have any open forward foreign currency exchange contracts but had average market values of $46,339,923 and $32,545,344 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended August 31, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended August 31, 2010 was as follows for the Diversified Fixed Income
Portfolio:

                                     Amount of Realized       Change in Unrealized
                                        Gain or Loss      Appreciation or Depreciation
                                       on Derivatives            on Derivatives
                                     ------------------   ----------------------------
FORWARD FOREIGN CURRENCY CONTRACTS         $10,475                   $20,914

On August 31, 2010, the cumulative depreciation on futures contracts in the amount of $2,131,190 is reflected in net assets on the Statement of Assets and Liabilities for the Diversified Stock Portfolio. The receivable for daily variation margin on open futures contracts only represents the current day's variation margin. The realized gains on futures contracts are reflected in the Statement of Operations.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

              222 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 155 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                      Position Held and
    Name and Age    Length of Service(2)             Principal Occupations During Past Five Years               Other Directorships
------------------- -------------------- -------------------------------------------------------------------- ----------------------
Peter G. Gordon     Trustee, since 1998; Co-Founder, Chairman, President and CEO of Crystal Geyser            None
67                  Chairman, since 2005 Water Company.
                    (Lead Trustee since
                    2001)

Isaiah Harris, Jr.  Advisory Board       Retired. Prior thereto, President and CEO of BellSouth Advertising   CIGNA Corporation;
57                  Trustee, since 2008  and Publishing Corp from 2005 to 2007, President and CEO of          Deluxe Corporation
                                         BellSouth Enterprises from 2004 to 2005 and President of BellSouth
                                         Consumer Services from 2000 to 2003. Currently a member of the
                                         Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

Judith M. Johnson   Trustee, since 2008  Retired. Prior thereto, Chief Executive Officer and Chief Investment None
61                                       Officer of Minneapolis Employees Retirement Fund from 1996 to
                                         2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Leroy Keith, Jr.(3) Trustee, since 2010  Chairman, Bloc Global Services (development and construction).       Trustee, Phoenix Fund
71                                       Trustee of the Evergreen Funds from 1983 to 2010. Former Managing    Complex (consisting
                                         Director, Almanac Capital Management (commodities firm), former      of 46 portfolios as of
                                         Partner, Stonington Partners, Inc. (private equity fund), former     12/31/09); Director,
                                         Director, Obagi Medical Products Co. and former Director, Lincoln    Diversapack Co.
                                         Educational Services.                                                (packaging company)

              Wells Fargo Advantage Dow Jones Target Date Funds 223


Other Information (Unaudited)

                      Position Held and
    Name and Age    Length of Service(2)            Principal Occupations During Past Five Years                Other Directorships
------------------- -------------------- -------------------------------------------------------------------- ----------------------
David F. Larcker    Advisory Board       James Irvin Miller Professor of Accounting at the Graduate           None
59                  Trustee, since 2008  School of Business, Stanford University, Director of Corporate
                                         Governance Research Program and Co-Director of The Rock Center
                                         for Corporate Governance since 2006. From 2005 to 2008, Professor of
                                         Accounting at the Graduate School of Business, Stanford University.
                                         Prior thereto, Ernst & Young Professor of Accounting at The Wharton
                                         School, University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell  Trustee, since 2006  International Foundation of Employee Benefit Plans Professor and     None
57                                       Chair of the Department of Insurance and Risk Management,
                                         Wharton School of the University of Pennsylvania. Director of
                                         Wharton's Pension Research Council and Boettner Center on
                                         Pensions & Retirement Research, and Research Associate at
                                         the National Bureau of Economic Research. Previously,
                                         Cornell University Professor from 1978 to 1993.

Timothy J. Penny    Trustee, since 1996  President and CEO of Southern Minnesota Initiative Foundation,       None
58                                       a non-profit organization, since 2007 and Senior Fellow at the
                                         Humphrey Institute Policy Forum at the University of Minnesota since
                                         1995. Member of the Board of Trustees of NorthStar Education
                                         Finance, Inc., a non-profit organization, since 2007.

Michael S.          Trustee, since 2010  Currently serves on the Investment Company Institute's Board of      None
Scofield(3)                              Governors and Executive Committee. Former Chairman of the
67                                       Independent Directors Counsel. Trustee of the Evergreen Funds
                                         from 1984 to 2010. Retired Attorney, Law Offices of Michael S.
                                         Scofield and former Director and Chairman, Branded Media Corporation
                                         (multi-media branding company).

Donald C. Willeke   Trustee, since 1996  Principal of the law firm of Willeke & Daniels. General Counsel of   None
69                                       the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement
                                         Association on June 30, 2010.

OFFICERS

                      Position Held and
    Name and Age    Length of Service(2)             Principal Occupations During Past Five Years               Other Directorships
------------------- -------------------- -------------------------------------------------------------------- ----------------------
Karla M. Rabusch    President,           Executive Vice President of Wells Fargo Bank, N.A. and President of  None
51                  since 2003           Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management,
                                         LLC from 2001 to 2003.

C. David Messman    Secretary, since     Senior Vice President and Secretary of Wells Fargo Funds Management, None
49                  2000; Chief Legal    LLC since 2001. Vice President and Managing Counsel of Wells Fargo
                    Counsel, since 2003  Bank, N.A. since 1996.

Kasey Phillips(4)   Treasurer, since     Senior Vice President of Wells Fargo Funds Management, LLC since     None
39                  2009                 2009. Senior Vice President of Evergreen Investment Management
                                         Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of
                                         Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi(5)    Assistant Treasurer, Vice President of Wells Fargo Funds Management, LLC since 2009. Vice None
34                  since 2009           President of Evergreen Investment Management Company, LLC from
                                         2008 to 2010. Assistant Vice President of Evergreen Investment
                                         Services, Inc. from 2004 to 2008. Manager of Fund Reporting and
                                         Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

              224 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Other Information (Unaudited)

                      Position Held and
    Name and Age    Length of Service(2)             Principal Occupations During Past Five Years               Other Directorships
------------------- -------------------- -------------------------------------------------------------------- ----------------------
Jeremy DePalma(5)   Assistant Treasurer, Senior Vice President of Wells Fargo Funds Management, LLC since     None
36                  since 2009           2009. Senior Vice President of Evergreen Investment Management
                                         Company, LLC from 2008 to 2010. Vice President, Evergreen Investment
                                         Services, Inc. from 2004 to 2007. Assistant Vice President,
                                         Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration form 2005 to 2010.

Debra Ann Early     Chief Compliance     Chief Compliance Officer of Wells Fargo Funds Management, LLC        None
45                  Officer, since 2007  since 2007. Chief Compliance Officer of Parnassus Investments from
                                         2005 to 2007. Chief Financial Officer of Parnassus Investments from
                                         2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP
                                         from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              Wells Fargo Advantage Dow Jones Target Date Funds 225


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

DOW JONES TARGET TODAY FUND, DOW JONES TARGET 2010 FUND, DOW JONES TARGET 2015 FUND, DOW JONES TARGET 2020 FUND, DOW JONES TARGET 2025 FUND, DOW JONES TARGET 2030 FUND, DOW JONES TARGET 2035 FUND, DOW JONES TARGET 2040 FUND, DOW JONES TARGET 2045 FUND, DOW JONES TARGET 2050 FUND, DIVERSIFIED STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND SHORT-TERM INVESTMENT PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that each Board of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Funds Trust Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund, Dow Jones Target 2025 Fund, Dow Jones Target 2030 Fund, Dow Jones Target 2035 Fund, Dow Jones Target 2040 Fund, Dow Jones Target 2045 Fund and Dow Jones Target 2050 Fund (the "Target Date Funds"). The Master Trust Board reviewed and re-approved investment advisory agreements with Funds Management for Diversified Stock Portfolio, Diversified Fixed Income Portfolio and Short-Term Investment Portfolio (the "Master Portfolios"). The Target Date Funds and the Master Portfolios are, collectively, the "Funds."

The Funds Trust Board also reviewed and re-approved an investment sub-advisory agreement with Global Index Advisors, Inc. ("GIA") for the Target Date Funds. The Master Trust Board also reviewed and re-approved: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. ("SSgA") for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and (ii) Wells Capital Management Incorporated ("Wells Capital Management") for the Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, GIA and SSgA (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios. Information provided to the Boards regarding the Target Date Funds is also applicable to the Master Portfolios, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

              226 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Other Information (Unaudited)

In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for the Funds over various time periods ended December 31, 2009. With respect to the Target Date Funds, the Funds Trust Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Target Date Funds, and in comparison to each Target Date Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Dow Jones Target Today Fund, the Dow Jones Target 2010 Fund and the Dow Jones Target 2020 Fund was higher than the median performance of each Fund's respective Universe for most time periods under review and lower than the median performance of each Fund's respective Universe for the one-year period. The Funds Trust Board also noted that the performance of the Dow Jones Target 2015 Fund and the Dow Jones Target 2025 Fund was lower than the median performance of each Fund's respective Universe for the one-year period. The Board received additional information about the factors that contributed to the Funds' underperformance during the one-year period. The Funds Trust Board further noted that the performance of the Dow Jones Target 2030 and the Dow Jones Target 2035 Fund was higher than or not appreciably lower than the median performance of each Fund's respective Universe for the time periods under review. In addition, the Funds Trust Board observed that the performance of the Dow Jones Target 2040 Fund, the Dow Jones Target 2045 Fund and the Dow Jones Target 2050 Fund was higher than the median performance of each Fund's respective Universe for the time periods under review.

With respect to the Master Portfolios, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Master Portfolios in the context of reviewing the performance of the Target Date Funds.

The Funds Trust Board received and considered information regarding the Target Date Funds' contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (the "Expense Group") that was determined by Lipper to be similar to the Target Date Funds. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Target Date Funds' Expense Group. The Funds Trust Board noted that the net operating expense ratios of the Target Date Funds were lower than or in range of their respective Expense Group's median net operating expense ratio.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) and the rates payable pursuant to a custody agreement, in each case relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), on a stand-alone basis and, with respect to the Target Date Funds, on a combined basis with the Target Date Funds' administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates").

              Wells Fargo Advantage Dow Jones Target Date Funds 227


Other Information (Unaudited)

In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with the median rate of those of other funds in each Fund's Expense Group. The Funds Trust Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Target Date Funds were in range of or lower than the median rate of their respective Expense Group.

With respect to the Target Date Funds, the Funds Trust Board concluded that the Advisory Agreement Rates, both with and without administration fee rates and before and after waivers, were acceptable in light of the Target Date Funds' Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

THE MASTER PORTFOLIOS

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio's Expense Group. The Master Trust Board noted that the Master Portfolios' Advisory Agreement Rates were lower than the Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were acceptable in light of the Master Portfolios' Expense Group information and the services covered by the Advisory Agreements.

SUB-ADVISORY AGREEMENT RATES

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Boards received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Master Trust Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management. The Board of the Master Trust also did not consider separate profitability information with respect to GIA and SSgA, which are not affiliated with Funds Management. The Master Trust Board considered that the sub-advisory fees paid to these Sub-Advisers had been negotiated by Funds Management on an arm's-length basis and that GIA's and SSgA's profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew the Advisory Agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Funds.

              228 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Other Information (Unaudited)

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trusts by Funds Management and to other clients by the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Target Date Funds and Master Portfolios. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Target Date Funds and Master Portfolios and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Target Date Funds and Master Portfolios (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards have reviewed information about the policies of the Sub-Advisers in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards have reviewed information about Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Target Date Funds' shares, including the multiple channels through which the Target Date Funds' shares are offered and sold. The Boards noted that the Target Date Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, portfolio reviews and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

              Wells Fargo Advantage Dow Jones Target Date Funds 229


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS
           Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                                       (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                  www.wellsfargo.com/advantagefunds

                                                                    125779 10-10
                                                              SOFLD/SAR101 08-10

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Semi-Annual Report
August 31, 2010

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CLASS A, CLASS B, CLASS C, DAILY CLASS, INVESTOR CLASS AND SWEEP CLASS

-    WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage California Municipal Money Market Fund .............     4
Wells Fargo Advantage Government Money Market Fund .......................     6
Wells Fargo Advantage Minnesota Money Market Fund ........................     8
Wells Fargo Advantage Money Market Fund ..................................    10
Wells Fargo Advantage National Tax-Free Money Market Fund ................    12
Wells Fargo Advantage Treasury Plus Money Market Fund ....................    14
Wells Fargo Advantage 100% Treasury Money Market Fund ....................    16
FUND EXPENSES ............................................................    18
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage California Municipal Money Market Fund .............    20
Wells Fargo Advantage Government Money Market Fund .......................    31
Wells Fargo Advantage Minnesota Money Market Fund ........................    36
Wells Fargo Advantage Money Market Fund ..................................    39
Wells Fargo Advantage National Tax-Free Money Market Fund ................    54
Wells Fargo Advantage Treasury Plus Money Market Fund ....................    72
Wells Fargo Advantage 100% Treasury Money Market Fund ....................    74
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    76
Statements of Operations .................................................    78
Statements of Changes in Net Assets ......................................    80
Financial Highlights .....................................................    90
NOTES TO FINANCIAL STATEMENTS ............................................    94
OTHER INFORMATION ........................................................   102
LIST OF ABBREVIATIONS ....................................................   109

NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1932 KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971 WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
     FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO
     THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
     (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984 WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S
     ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF
     TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996 EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A
     FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS
     FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA
     ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO
     ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE
     MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE RECENT SIX-MONTH PERIOD THAT ENDED AUGUST 31, 2010, WAS CHARACTERIZED BY GOOD MOMENTUM FROM AN INCREASE IN CONFIDENCE AND RISK APPETITE ACROSS MOST FIXED-INCOME MARKETS, AS PARTICIPANTS SOUGHT TO MAXIMIZE YIELD AND VALUE WHILE MINIMIZING VOLATILITY.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the six-month period that ended August 31, 2010.

During this period, fixed-income markets continued the momentum that began in 2009, resulting in positive returns in nearly every sector--credit, Treasuries, government-related, and municipals. In general, taxable securities, especially credit, performed relatively well over the recent six-month period, benefiting from growing economic activity and low interest rates. While there were certainly signs of improvement across the financial landscape, there were several headwinds, especially overseas, that prompted many investors to continue to seek the stability and liquidity offered by WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

INVESTORS FOUND CONFIDENCE AND BEGAN THE SEARCH FOR YIELD.

Throughout much of 2009, Investors were still wary of market risks and deepening economic declines and wondered if government interventions would be effective in bolstering the financial system. Whether or not economic conditions would improve in the near term was not as important to the markets' performance as the basic understanding that they would likely not get any worse. Extensive government policy measures--including extraordinarily accommodative monetary policy--bolstered investor confidence. In addition, for money-market-eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility, the Commercial Paper Funding Facility, and the Temporary Liquidity Guarantee Program. Non-U.S. Treasury fixed-income markets--most notably the corporate, asset-backed securities (ABS), and municipal markets--rallied for most of the second half of 2009 and into 2010. As a result, the recent six-month period that ended August 31, 2010, was characterized by good momentum from an increase in confidence and risk appetite across most fixed-income markets, as participants sought to maximize yield and value while minimizing volatility.

Entering 2010, investors appeared to be less concerned with the risks of a possible deepening recession and instead were more focused on the potential for increasing interest rates. During the first seven months of 2010, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record--certainly steeper than at any point during 2009. The investor sentiment that strengthened toward the end of 2009 was tempered by global credit fears and signals from the Fed suggesting that short-term interest rates would remain at their current historic lows until 2011.

RULE 2A-7 REFORMS, "DODD-FRANK BILL," AND LACK OF SUPPLY CONTINUE TO DEFINE MONEY MARKET LANDSCAPE.

On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of "second tier" and illiquid securities, required firms to periodically stress-test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. These changes were anticipated by the money market fund industry. While these amendments have induced money market managers to focus on shorter

                   Wells Fargo Advantage Money Market Funds 3


Letter to Shareholders

maturities--increasing demand for securities that meet the new requirements--we have seen a relatively smooth transition across the marketplace. In our opinion, our funds have been well-positioned to accommodate the terms of the new regulations, especially since we have a long history of managing our funds within the guidelines now required of the entire industry.

On July 16, 2010, the Senate passed the Restoring American Financial Stability Act of 2010, also known as the "Dodd-Frank bill." Among the many provisions in this bill, the reform addresses special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions between members of Congress that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left that area essentially unchanged.

The upcoming fiscal year is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates. Thus, in light of the varying credit risks, we continue to remain cautiously optimistic--just as we were over the past six months--but with more of a focus on upholding liquidity in a tightening regulatory environment and a potentially rising interest-rate environment.

We offer steady investment disciplines with several broad diversification options. Experience tells us that strict adherence to time-tested strategies has its rewards. WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

In the current environment, we believe that fundamental credit analysis and issue selection will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS, we intend to continue assessing relative-value opportunities while focusing on liquidity and quality issues throughout the short-term securities markets and across our lineup of money market funds.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

IN LIGHT OF THE VARYING CREDIT RISKS, WE CONTINUE TO REMAIN CAUTIOUSLY OPTIMISTIC--JUST AS WE WERE OVER THE PAST SIX MONTHS--BUT WITH MORE OF A FOCUS ON UPHOLDING LIQUIDITY IN A TIGHTENING REGULATORY ENVIRONMENT AND A POTENTIALLY RISING INTEREST-RATE ENVIRONMENT.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                   4 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND - CLASS A AND SWEEP CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
James Randazzo

FUND INCEPTION

January 1, 1992

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Commercial Paper           (3%)
Municipal Bonds & Notes   (97%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

1 days       (32%)
2-7 days     (65%)
8-14 days     (1%)
15-29 days    (2%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 5


Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND - CLASS A AND SWEEP CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                  Inception Date   6 Month*   1 Year   5 Year   10 Year
                  --------------   --------   ------   ------   -------
Class A (SGCXX)     01/01/1992       0.01      0.02     1.60     1.38
Sweep Class         06/30/2010       0.01      0.02     1.75     1.56

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Class   Sweep
(AS OF AUGUST 31, 2010)     A     Class
-----------------------   -----   -----
7-Day Current Yield       0.01%   0.01%
7-Day Compound Yield      0.01%   0.01%
30-Day Simple Yield       0.01%   0.01%
30-Day Compound Yield     0.01%   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.31%) and (0.66%) for Class A and Sweep Class, respectively.

                   6 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A AND SWEEP CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

November 16, 1987

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Corporate Bonds and Notes    (4%)
Commercial Paper             (5%)
Agency Securities           (45%)
Repurchase Agreements       (46%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 day          (46%)
2-7 days        (4%)
8-14 days       (2%)
15-29 days      (6%)
30-59 days      (9%)
60-89 days      (8%)
90-179 days    (11%)
180-269 days    (5%)
270+ days       (9%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 7


Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A AND SWEEP CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                  Inception Date   6 Month*   1 Year   5 Year   10 Year
                  --------------   --------   ------   ------   -------
Class A (WFGXX)     11/08/1999       0.01      0.01     2.37     2.13
Sweep Class         06/30/2010       0.01      0.01     2.47     2.29

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Class   Sweep
(AS OF AUGUST 31, 2010)     A     Class
-----------------------   -----   -----
7-Day Current Yield       0.01%   0.01%
7-Day Compound Yield      0.01%   0.01%
30-Day Simple Yield       0.01%   0.01%
30-Day Compound Yield     0.01%   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.34%) and (0.69%) for Class A and Sweep Class, respectively.

                   8 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A AND SWEEP CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
James Randazzo

FUND INCEPTION

August 14, 2000

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Municipal Bonds & Notes   (100%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 days         (28%)
2-7 days       (70%)
180-269 days    (2%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 9


Performance Highlights

     WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A AND SWEEP CLASS
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                  Inception Date   6 Month*   1 Year   5 Year   10 Year
                  --------------   --------   ------   ------   -------
Class A (WMNXX)     08/14/2000       0.01      0.07     1.58      1.39
Sweep Class         06/30/2010       0.01      0.07     1.58      1.39

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Class   Sweep
(AS OF AUGUST 31, 2010)     A     Class
-----------------------   -----   -----
7-Day Current Yield       0.01%   0.01%
7-Day Compound Yield      0.01%   0.01%
30-Day Simple Yield       0.01%   0.01%
30-Day Compound Yield     0.01%   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

(3.) The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.54%) and (0.89%) for Class A and Sweep Class, respectively.

                   10 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B, C, DAILY AND INVESTOR
CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

July 1, 1992

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

U.S. Treasury Securities         (1%)
Municipal Bonds & Notes         (10%)
Corporate Bonds & Notes          (4%)
Commercial Paper                (53%)
Repurchase Agreements           (12%)
Certificate of Deposit           (9%)
Time Deposits                    (8%)
Secured Master Note Agreement    (3%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 days         (22%)
2-7 days       (17%)
8-14 days       (9%)
15-29 days     (13%)
30-59 days     (17%)
68-89 days      (9%)
90-179 days     (8%)
180-269 days    (1%)
270+ days       (9%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 11


Performance Highlights

     WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B, C, DAILY AND INVESTOR
                                                               CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                            Inception Date   6 Month*   1 Year   5 Year   10 Year
                            --------------   --------   ------   ------   -------
Class A (STGXX)               07/01/1992       0.01      0.01     2.48     2.17
Class B                       07/01/1992
   Without Sales Charge                        0.01      0.01     1.95     1.70
   Including Sales Charge                     (4.99)    (4.99)    1.58     1.70
Class C                       06/30/2010
   Without Sales Charge                        0.01      0.01     1.95     1.59
   Including Sales Charge                     (0.99)    (0.99)    1.95     1.59
Daily Class                   06/30/2010       0.01      0.01     2.48     2.17
Investor Class (WMMXX)        04/11/2005       0.01      0.01     2.57     2.21

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)                                  Daily   Investor
(AS OF AUGUST 31, 2010)   Class A   Class B   Class C   Class     Class
-----------------------   -------   -------   -------   -----   --------
7-Day Current Yield        0.01%     0.01%     0.01%    0.01%     0.01%
7-Day Compound Yield       0.01%     0.01%     0.01%    0.01%     0.01%
30-Day Simple Yield        0.01%     0.01%     0.01%    0.01%     0.01%
30-Day Compound Yield      0.01%     0.01%     0.01%    0.01%     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown for the Class C shares prior to its inception reflects the performance of the Class B shares. Class B and Class C shares have the same expenses. Performance shown for the Daily Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Daily Class shares. If these expenses had been adjusted, returns would be lower. Performance shown for the Investor Class shares prior to its inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.34%), (1.12%), (1.12%), (0.62%) and (0.40%) for Class A, Class B, Class C, Daily Class and Investor Class, respectively.

                  12 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A AND SWEEP CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
James Randazzo

FUND INCEPTION

January 7, 1988

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Commercial Paper          (3%)
Municipal Bonds & Notes   (97%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 days         (15%)
2-7 days       (76%)
8-14 days      (1%)
15-29 days     (1%)
30-59 days     (2%)
90-179 days    (1%)
180-269 days   (2%)
270+ days      (2%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 13


Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A AND SWEEP CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                  Inception Date   6 Month*   1 Year   5 Year   10 Year
                  --------------   --------   ------   ------   -------
Class A (NWMXX)     07/28/2003       0.01      0.02     1.66     1.50
Sweep Class         06/30/2010       0.01      0.02     1.66     1.56

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Class   Sweep
(AS OF AUGUST 31, 2010)     A     Class
-----------------------   -----   -----
7-Day Current Yield       0.01%   0.01%
7-Day Compound Yield      0.01%   0.01%
30-Day Simple Yield       0.01%   0.01%
30-Day Compound Yield     0.01%   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Performance shown for Class A shares prior to its inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.29%) and (0.63%) for Class A and Sweep Class, respectively.

                  14 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A AND SWEEP CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

October 1, 1985

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

U.S. Treasury Bills     (1%)
Repurchase Agreements   (99%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 days     (90%)
2-7 days   (10%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 15


Performance Highlights

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A AND SWEEP CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                  Inception Date   6 Month*   1 Year   5 Year   10 Year
                  --------------   --------   ------   ------   -------
Class A (PIVXX)     07/28/2003       0.01      0.01     2.18     2.02
Sweep Class         06/30/2010       0.01      0.01     2.18     2.06

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Class   Sweep
(AS OF AUGUST 31, 2010)     A     Class
-----------------------   -----   -----
7-Day Current Yield       0.01%   0.01%
7-Day Compound Yield      0.01%   0.01%
30-Day Simple Yield       0.01%   0.01%
30-Day Compound Yield     0.01%   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Performance shown for Class A shares prior to its inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.41%) and (0.76%) for Class A and Sweep Class, respectively.

                  16 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A AND SWEEP CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

December 3, 1990

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

U.S. Treasury Bills   (100%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

2-7 days       (6%)
8-14 days      (7%)
15-29 days    (13%)
30-59 days    (32%)
60-89 days    (31%)
90-179 days   (11%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 17


Performance Highlights

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A AND SWEEP CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                  Inception Date   6 Month*   1 Year   5 Year   10 Year
                  --------------   --------   ------   ------   -------
Class A (WFTXX)     11/08/1999       0.01      0.03     2.07     1.91
Sweep Class         06/30/2010       0.01      0.03     2.17     2.05

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Class   Sweep
(AS OF AUGUST 31, 2010)     A     Class
-----------------------   -----   -----
7-Day Current Yield       0.01%   0.01%
7-Day Compound Yield      0.01%   0.01%
30-Day Simple Yield       0.01%   0.01%
30-Day Compound Yield     0.01%   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown for the Sweep Class shares prior to its inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.23%) and (0.96%) for Class A and Sweep Class, respectively.

                  18 Wells Fargo Advantage Money Market Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                 Beginning         Ending
                                                               Account Value   Account Value     Expenses Paid      Net Annual
                                                                 03-01-2010      08-31-2010    During Period(1)   Expense Ratio
                                                               -------------   -------------   ----------------   -------------
WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND
CLASS A
   Actual                                                        $1,000.00       $1,000.05           $1.81            0.36%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.39           $1.84            0.36%
SWEEP CLASS
   Actual                                                        $1,000.00       $1,000.10           $1.87            0.37%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.34           $1.89            0.37%
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
CLASS A
   Actual                                                        $1,000.00       $1,000.05           $1.16            0.23%
   Hypothetical (5% Return before expenses)                      $1,000.00       $1,024.05           $1.17            0.23%
SWEEP CLASS
   Actual                                                        $1,000.00       $1,000.08           $1.31            0.26%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.89           $1.33            0.26%
WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
CLASS A
   Actual                                                        $1,000.00       $1,000.05           $1.76            0.35%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.44           $1.79            0.35%
SWEEP CLASS
   Actual                                                        $1,000.00       $1,000.06           $1.92            0.38%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.29           $1.94            0.38%

                  Wells Fargo Advantage Money Market Funds 19


Fund Expenses

                                                                 Beginning         Ending
                                                               Account Value   Account Value     Expenses Paid      Net Annual
                                                                 03-01-2010      08-31-2010    During Period(1)   Expense Ratio
                                                               -------------   -------------   ----------------   -------------
WELLS FARGO ADVANTAGE MONEY MARKET FUND
CLASS A
   Actual                                                        $1,000.00       $1,000.05           $1.81            0.36%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.39           $1.84            0.36%
CLASS B
   Actual                                                        $1,000.00       $1,000.05           $1.76            0.35%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.44           $1.79            0.35%
CLASS C
   Actual                                                        $1,000.00       $1,000.06           $2.12            0.42%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.09           $2.14            0.42%
DAILY CLASS
   Actual                                                        $1,000.00       $1,000.08           $2.12            0.42%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.09           $2.14            0.42%
INVESTOR CLASS
   Actual                                                        $1,000.00       $1,000.05           $1.81            0.36%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.39           $1.84            0.36%
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
CLASS A
   Actual                                                        $1,000.00       $1,000.05           $1.66            0.33%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.54           $1.68            0.33%
SWEEP CLASS
   Actual                                                        $1,000.00       $1,000.06           $1.71            0.34%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.49           $1.73            0.34%
WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
CLASS A
   Actual                                                        $1,000.00       $1,000.05           $0.91            0.18%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,024.30           $0.92            0.18%
SWEEP CLASS
   Actual                                                        $1,000.00       $1,000.07           $1.01            0.20%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,024.20           $1.02            0.20%
WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND
CLASS A
   Actual                                                        $1,000.00       $1,000.05           $0.66            0.13%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,024.55           $0.66            0.13%
SWEEP CLASS
   Actual                                                        $1,000.00       $1,000.06           $0.91            0.18%
   Hypothetical (5% return before expenses)                      $1,000.00       $1,024.30           $0.92            0.18%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                   20 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER: 2.83%
$   24,000,000   GOLDEN GATE BRIDGE HIGHWAY & TRANSPORTATION DISTRICT                0.25%        09/08/2010    $       24,000,000
     5,000,000   RIVERSIDE COUNTY TETER FINANCING                                    0.26         09/08/2010             5,000,000
    53,185,000   SAN JOAQUIN COUNTY TRANSPORTATION AUTHORITY                         0.23         09/15/2010            53,185,000
     3,780,000   SAN JOAQUIN COUNTY TRANSPORTATION AUTHORITY                         0.26         09/15/2010             3,780,000
TOTAL COMMERCIAL PAPER (COST $85,965,000)                                                                               85,965,000
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 97.34%
CALIFORNIA: 94.51%
    18,775,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA MARIN COUNTRY
                 DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
                 LOC)ss+/-                                                           0.28          07/01/2037           18,775,000
    11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA MFHR FINE ARTS
                 BUILDING PROJECTS SERIES A (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.34          07/15/2035           11,200,000
     6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA MFHR GAIA BUILDING
                 PROJECT SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-               0.34          09/15/2032            6,965,000
     1,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA SHARP HEALTHCARE
                 SERIES D (HOSPITAL REVENUE, CITIBANK NA LOC)ss+/-                   0.25          08/01/2035            1,700,000
     1,485,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA ST. ANTHONY FOUNDATION (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28          03/01/2037            1,485,000
     9,910,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA THE HEAD-ROYCE SCHOOL
                 (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.37          09/01/2036            9,910,000
     3,735,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 SCHOOLS SACRED HEART
                 SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.26          06/01/2030            3,735,000
    10,630,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA
                 AIR FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE,
                 KBC BANK NV LOC)ss+/-                                               0.32          05/15/2035           10,630,000
    10,110,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA COLMA
                 BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.30          11/15/2035           10,110,000
     5,315,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA FRANCIS
                 PARKER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK
                 OF NEW YORK LOC)ss+/-                                               0.29          09/01/2036            5,315,000
    10,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA MENLO SCHOOL
                 (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           0.25          09/01/2033           10,000,000
     2,420,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA SAN FRANCISCO
                 UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                            0.25          04/01/2035            2,420,000
     7,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA SCHOOLS
                 SACRED HEART SERIES S-FA (PRIVATE SCHOOL REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.26          06/01/2030            7,500,000
    10,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA ZOOLOGICAL SOCIETY OF
                 SAN DIEGO (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.26          10/01/2034           10,100,000
     6,150,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 JEWISH COMMUNITY CENTER
                 (MISCELLANEOUS REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.26          06/01/2029            6,150,000
     3,895,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 SAN FRANCISCO FRIENDS SCHOOL
                 (PRIVATE SCHOOLS REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.26          02/01/2038            3,895,000
     7,005,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 SAN FRANCISCO HIGH UNIVERSITY
                 SERIES A (PRIVATE SCHOOLS REVENUE, NOTHERN TRUST
                 COMPANY LOC)ss+/-                                                   0.25          04/01/2036            7,005,000
     1,895,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS
                 SERIES B (MFHR, FNMA INSURED)ss+/-                                  0.31          05/15/2027            1,895,000
    12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS
                 (MFHR, FHLMC INSURED)ss+/-                                          0.28          07/01/2033           12,600,000
     6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS
                 PROJECT SERIES C
                 (MFHR, FNMA INSURED)ss+/-                                           0.30          07/15/2033            6,000,000
     7,768,500   ARCADIA COUNTY CA USD SERIES 2679 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30          08/01/2013            7,768,500
     7,000,000   AUSTIN CTFS-BOA-SERIES 2008-3312 (PROPERTY TAX
                 REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.32          08/01/2032            7,000,000
     5,900,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER
                 AUTHORITY REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.36          09/01/2035            5,900,000
     3,765,000   BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY
                 AREA SERIES B2 (TOLL BRIDGE REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.24          04/01/2047            3,765,000

                   Wells Fargo Advantage Money Market Funds 21


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   41,600,000   BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY
                 AREA SERIES D1
                 (HIGHWAY TOLLS REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY BNP PARIBAS)ss+/-                                      0.25%         04/01/2045   $       41,600,000
    36,430,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT
                 SERIES A
                 (IDR, KBC BANK NV LOC)ss+/-                                         0.30          12/01/2028           36,430,000
     8,100,000   BRANCH BANKING & TRUST MUNICIPAL TRUST
                 (LEASE REVENUE, BRANCH BANKING & TRUST LOC)ss+/-++                  0.30          09/01/2022            8,100,000
     6,000,000   BRANCH BANKING & TRUST MUNICIPAL TRUST FLOATERS
                 SERIES 2049
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.33          02/01/2027            6,000,000
    11,800,000   BURBANK CA RDA MFHR ISSUE A (HOUSING REVENUE, FHLB
                 INSURED)ss+/-                                                       0.20          11/01/2010           11,800,000
    25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING
                 AUTHORITY GE CAPITAL CORPORATION
                 SERIES A (ELECTRIC REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-++                                                         0.30          10/01/2020           25,040,000
     2,300,000   CALIFORNIA ASSOCIATION OF BAY AREA GOVERNMENT
                 FINANCE AUTHORITY FOR NONPROFIT
                 CORPORATION SHARP HEALTHCARE SERIES 2009-C (HCFR,
                 CITIBANK NA LOC)ss+/-                                               0.25          08/01/2035            2,300,000
     5,800,000   CALIFORNIA CDA MFHR GLEN HAVEN APARTMENTS SERIES
                 2002
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30          04/15/2035            5,800,000
    10,400,000   CALIFORNIA CDA REFUNDING MFHR SERIES 381 (OTHER
                 REVENUE, FHLMC INSURED)ss+/-++                                      0.39          02/01/2053           10,400,000
    12,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 CHARLES R DREW UNIVERSITY
                 (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                        0.30          11/01/2042           12,500,000
     5,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 UNIVERSITY OF LA VERNE
                 (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK
                 PLC LOC)ss+/-                                                       0.26          03/01/2038            5,500,000
     8,900,000   CALIFORNIA FINANCE AUTHORITY KEHILLAH JEWISH HIGH
                 SCHOOL SERIES 2009
                 (PRIVATE SCHOOLS REVENUE, CALIFORNIA BANK & TRUST
                 LOC)ss+/-                                                           0.28          08/01/2039            8,900,000
     4,675,000   CALIFORNIA GO SERIES B-1 (GENERAL FUND REVENUE,
                 CITIBANK NA LOC)ss+/-                                               0.25          05/01/2034            4,675,000
     7,000,000   CALIFORNIA HFFA FLOATERS SERIES 3103 (HEALTH
                 HOSPITAL NURSING HOME REVENUE,
                 MORGAN STANLEY LOC)ss+/-++                                          0.31          08/15/2038            7,000,000
     3,635,000   CALIFORNIA HFA HOME MORTGAGE ROC-RR-II-R-11640
                 (HOUSING REVENUE,
                 GNMA/FNMA/FHLMC INSURED)ss+/-++                                     0.36          08/01/2018            3,635,000
     5,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES H (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                         0.28          02/01/2036            5,000,000
     4,900,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK CALIFORNIA ACADEMY
                 SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.24          09/01/2038            4,900,000
    14,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK CALIFORNIA ACADEMY
                 SERIES C (OTHER REVENUE, BANK OF NOVA SCOTIA
                 LOC)ss+/-                                                           0.24          09/01/2038           14,200,000
    26,595,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK J PAUL GETTY PROJECT
                 SERIES B (RECREATIONAL REVENUE)ss+/-                                0.18          04/01/2033           26,595,000
     2,600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK LYCEE FRANCIAS
                 DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, MELLON BANK NA LOC)ss+/-                                   0.27          09/01/2036            2,600,000
    20,850,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK ORANGE COUNTY
                 PERFORMING SERIES A (RECREATIONAL REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.25          07/01/2034           20,850,000
    39,910,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK RAND CORPORATION
                 SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.25          04/01/2042           39,910,000
       520,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK ROCS RR II R-11527
                 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-++                           0.28          07/01/2030              520,000
     6,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK THE
                 BAY INSTITUTE AQUARIUM FOUNDATION (OTHER REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.26          06/01/2025            6,500,000
     1,590,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK HAIG PRECISION
                 CORPORATION PROJECT (IDR, BANK OF THE WEST LOC)ss+/-                0.47          07/01/2030            1,590,000
       300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK LOS ANGELES COUNTY
                 MUSEUM OF NATURAL HISTORY SERIES 2008-B
                 (RECREATIONAL REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                          0.24          09/01/2037              300,000
     2,215,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK SOCIETY FOR THE BLIND PROJECT
                 (MISCELLANEOUS REVENUE, US BANK NA LOC)ss+/-++                      0.30          01/01/2037            2,215,000
     6,935,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC
                 DEVELOPMENT REVENUE,
                 PACIFIC NATIONAL LOC)ss+/-                                          0.26          12/01/2042            6,935,000
    21,390,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC
                 INSTITUTE SERIES A
                 (HOUSING REVENUE, CALIFORNIA BANK & TRUST LOC)ss+/-                 0.25          08/01/2037           21,390,000
     3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA
                 CATHOLIC SCHOOL
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           3.40          05/01/2039            3,500,000

                   22 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    6,850,000   CALIFORNIA PCFA EXEMPT FACILITIES REVENUE EXXON
                 MOBIL PROJECT
                 (IDR, BANK OF AMERICA NA LOC)ss+/-                                  0.22%        12/01/2029      $      6,850,000
     6,100,000   CALIFORNIA PCFA EXXON PROJECT (IDR)ss+/-                            0.17         12/01/2012             6,100,000
     1,400,000   CALIFORNIA PCFA MILK TIME DAIRY FARMS PROJECT
                 (RESOURCE RECOVERY REVENUE,
                 BANK OF THE WEST LOC)ss+/-                                          0.36         11/01/2027             1,400,000
     3,200,000   CALIFORNIA PCFA MUSCO FAMILY OLIVE SERIES A (IDR,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.30         11/01/2019             3,200,000
     6,900,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C
                 (IDR, JPMORGAN CHASE LOC)ss+/-                                      0.25         11/01/2026             6,900,000
     2,500,000   CALIFORNIA PCFA SOLID WASTE GEORGE & JENIFER
                 DEBOER TRUST
                 (RESOURCE RECOVERY REVENUE, WELLS FARGO BANK NA
                 LOC)ss+/-(q)                                                        0.31         05/01/2029             2,500,000
     1,500,000   CALIFORNIA PCFA SOLID WASTE HERITAGE DAIRY PROJECT
                 (RESOURCE RECOVERY REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.31         10/01/2027             1,500,000
     3,400,000   CALIFORNIA PCFA SOLID WASTE JOHN & ANN M VERWEY
                 PROJECT
                 (RESOURCE RECOVERY REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.36         05/01/2028             3,400,000
     6,000,000   CALIFORNIA PCFA SOLID WASTE MILK TIME DAIRY FARMS
                 PROJECT
                 (RESOURCE RECOVERY REVENUE, BANK OF THE WEST
                 LOC)ss+/-                                                           0.36         11/01/2027             6,000,000
     3,000,000   CALIFORNIA PCFA SOLID WASTE P&D DAIRY & POSO CREEK
                 (RESOURCE RECOVERY REVENUE, BANK OF THE WEST
                 LOC)ss+/-                                                           0.36         05/01/2028             3,000,000
       900,000   CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS
                 LOC)ss+/-                                                           0.29         11/01/2017               900,000
     6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER
                 REVENUE,
                 BANQUE NATIONALE PARIS LOC)ss+/-                                    0.29         11/01/2017             6,275,000
    15,695,000   CALIFORNIA REFUNDING GO BRANCH BANKING & TRUST
                 COMPANY MUNICIPAL TRUST
                 SERIES 2000 (GENERAL FUND REVENUE, FSA INSURED,
                 BRANCH BANKING & TRUST LOC)ss+/-++                                  0.32         07/10/2027            15,695,000
     6,125,000   CALIFORNIA STANFORD HOSPITAL SERIES B
                 (RECREATIONAL REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.24         06/01/2034             6,125,000
     7,480,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS
                 ROCS RR II R-1131
                 (OTHER REVENUE, CITIBANK NA LOC)ss+/-++                             0.35         12/01/2014             7,480,000
     3,090,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 B6 (WATER & WASTEWATER
                 AUTHORITY REVENUE, STATE STREET BANK & TRUST
                 COMPANY NA LOC)ss+/-                                                0.23         05/01/2022             3,090,000
     5,505,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C-7
                 (ELECTRIC REVENUE, AGM INSURED)ss+/-                                0.30         05/01/2022             5,505,000
     4,380,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C1 (POWER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.28         05/01/2022             4,380,000
     3,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SUBSERIES G1 (WATER REVENUE,
                 BANK OF NOVA SCOTIA LOC)ss+/-                                       0.23         05/01/2011             3,300,000
    11,450,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11
                 (POWER REVENUE, KBC BANK NV LOC)ss+/-                               0.27         05/01/2022            11,450,000
     3,995,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.30         06/01/2016             3,995,000
     6,600,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES
                 C-2 (RECOVERY REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)ss+/-                                  0.23         07/01/2023             6,600,000
     7,665,000   CALIFORNIA STATE ENTERPRISE DEVELOPMENT AUTHORITY
                 POCINO FOODS COMPANY PROJECT
                 SERIES A (IDR, CITY NATIONAL BANK LOC)ss+/-                         0.30         11/01/2033             7,665,000
     4,000,000   CALIFORNIA STATE ENTERPRISE DEVELOPMENT AUTHORITY
                 RAMAR INTERNATIONAL
                 CORPORATION PROJECT SERIES A (IDR, BANK OF THE
                 WEST LOC)ss+/-                                                      0.30         11/01/2033             4,000,000
    35,000,000   CALIFORNIA STATE FLOATING SERIES C-2-RMKT-12-1-09
                 (OTHER REVENUE,
                 BANK OF NOVA SCOTIA LOC)ss+/-                                       0.25         05/01/2033            35,000,000
     1,800,000   CALIFORNIA STATE KINDERGARTEN-B2-RMKT (OTHER
                 REVENUE, CITIBANK NA LOC)ss+/-                                      0.23         05/01/2034             1,800,000
    22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC
                 INSURED)ss+/-++                                                     0.55         07/01/2017            22,315,000
    23,385,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER
                 REVENUE, FORTIS BANQUE LOC)ss+/-                                    0.30         05/01/2040            23,385,000
     8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER
                 REVENUE, CALYON BANK LOC)ss+/-                                      0.27         05/01/2040             8,560,000
    33,300,000   CALIFORNIA STATE SERIES A2 ( GO, BANK OF MONTREAL
                 LOC)ss+/-                                                           0.22         05/01/2033            33,300,000
    12,700,000   CALIFORNIA STATE SERIES A3 (GO, BANK OF MONTREAL
                 LOC)ss+/-                                                           0.25         05/01/2033            12,700,000
     2,500,000   CALIFORNIA STATE SERIES B SUBSERIES B 3 (OTHER
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.27         05/01/2040             2,500,000
     5,100,000   CALIFORNIA STATE SERIES B SUBSERIES B-2 (OTHER
                 REVENUE, SOCIETE GENERALE LOC)ss+/-                                 0.26         11/15/2030             5,100,000
     7,125,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.26         05/01/2040             7,125,000
    10,000,000   CALIFORNIA STATE SERIES B-SUBSERIES B-2 (GENERAL
                 FUND REVENUE, SOCIETE GENERALE LOC)ss+/-                            0.26         05/01/2040            10,000,000
    19,550,000   CALIFORNIA STATE SERIES B5 (OTHER REVENUE,
                 CITIBANK NA LOC)ss+/-                                               0.24         05/01/2034            19,550,000
    15,650,000   CALIFORNIA STATE SERIES C1 (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.26         05/01/2033            15,650,000
    12,825,000   CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.32         08/15/2032            12,825,000

                   Wells Fargo Advantage Money Market Funds 23


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
 $   2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT
                 C (MFHR, FNMA INSURED)ss+/-                                         0.35%        07/01/2027    $        2,155,000
     6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL
                 SERIES H (MFHR)ss+/-                                                0.30         07/01/2027             6,270,000
     6,645,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE
                 APARTMENTS SERIES B (MFHR, FHLMC INSURED)ss+/-                      0.30         11/01/2036             6,645,000
     4,070,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR
                 GIRLS INCORPORATED
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           2.90         05/01/2035             4,070,000
     9,390,000   CALIFORNIA STATEWIDE CDA BELMONT PROJECT
                 SERIES F (MFHR, FNMA LOC)ss+/-                                      0.28         06/15/2038             9,390,000
     4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT
                 APARTMENTS SERIES L (MFHR, FHLMC INSURED)ss+/-                      0.30         09/01/2040             4,000,000
    39,654,000   CALIFORNIA STATEWIDE CDA FLOATERS SERIES 3102
                 (HEALTH HOSPITAL
                 NURSING HOME REVENUE, MORGAN STANLEY BANK
                 LOC)ss+/-                                                           0.30         11/15/2048            39,654,000
       886,000   CALIFORNIA STATEWIDE CDA FLOATERS SERIES 3102
                 (HEALTH HOSPITAL NURSING
                 HOME REVENUE, MORGAN STANLEY LOC)ss+/-                              0.30         11/15/2030               886,000
     1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS
                 SERIES TT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.32         12/15/2034             1,925,000
     6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK
                 APARTMENTS
                 SERIES C (MFHR, FHLMC INSURED)ss+/-++                               0.28         01/01/2038             6,000,000
     3,210,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO
                 SERIES F (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                    0.31         07/01/2038             3,210,000
     6,100,000   CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH
                 SERIES B (HOSPITAL REVENUE, UBS AG LOC)ss+/-                        0.27         08/15/2036             6,100,000
     6,775,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS
                 SERIES JJ (MFHR, US BANK NA LOC)ss+/-                               0.28         11/01/2031             6,775,000
    11,450,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS
                 CENTER PROJECT
                 (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                          0.24         12/01/2036            11,450,000
     6,135,000   CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL
                 (PRIVATE SCHOOL REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                     3.45         07/01/2036             6,135,000
     6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE
                 SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.26         02/15/2036             6,500,000
    10,500,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY
                 APARTMENTS SERIES M
                 (MFHR , FHLMC INSURED)ss+/-                                         0.29         12/01/2034            10,500,000
     3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS
                 APARTMENTS SERIES R
                 (MFHR, FNMA INSURED)ss+/-                                           0.32         10/15/2030             3,985,000
    11,500,000   CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK
                 APARTMENTS SERIES 00
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         11/01/2040            11,500,000
     7,000,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 DESERT PALMS SERIES A
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.28         08/01/2045             7,000,000
    17,500,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 PUTTERS SERIES 2680
                 (HOUSING REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                     0.40         05/15/2016            17,500,000
     2,100,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 PUTTERS SERIES 2680
                 (HOUSING REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                     0.40         05/15/2018             2,100,000
     1,300,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 PUTTERS SERIES 2681
                 (HOUSING REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-++                                                         0.55         05/15/2018             1,300,000
     3,200,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 SEASONS AT LAKEWOOD
                 SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.32         05/15/2037             3,200,000
     7,840,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING
                 SERIES Y
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.29         08/01/2031             7,840,000
     8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK
                 APARTMENTS SERIES Y (MFHR, FNMA INSURED)ss+/-                       0.30         10/15/2030             8,640,000
     2,750,000   CALIFORNIA STATEWIDE CDA PCR CHEVRON USA
                 INCORPORATED PROJECT
                 (RESOURCE RECOVERY REVENUE)ss+/-                                    0.20         05/15/2024             2,750,000
    48,845,000   CALIFORNIA STATEWIDE CDA RADY CHILDREN'S
                 HOSPITAL SERIES A
                 (HOSPITAL REVENUE, US BANK NA LOC)ss+/-                             0.23         08/15/2047            48,845,000
     7,130,000   CALIFORNIA STATEWIDE CDA RIDGEWAY APARTMENTS
                 SERIES K (MFHR, FHLMC INSURED)ss+/-                                 0.25         09/01/2039             7,130,000
     5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR
                 APARTMENTS SERIES B (MFHR, FNMA INSURED)ss+/-                       0.30         05/15/2037             5,265,000
     4,000,000   CALIFORNIA STATEWIDE CDA SERIES 3108 (HCFR,
                 AMBAC INSURED)ss+/-++                                               0.30         08/15/2038             4,000,000
     5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE
                 PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                          0.31         05/01/2027             5,665,000
     1,870,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM
                 SERIES A (HCFR, CITIBANK NA LOC)ss+/-                               0.25         08/01/2035             1,870,000
     2,235,000   CALIFORNIA STATEWIDE CDA TYRELLA GARDENS
                 APARTMENTS
                 SERIES B (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                    0.37         06/01/2036             2,235,000

                   24 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN
                 DIEGO (COLLEGE & UNIVERSITY REVENUE,
                 BANQUE NATIONALE PARIS LOC)ss+/-                                    0.26%        10/01/2045    $       10,000,000
    13,265,000   CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT
                 (OTHER REVENUE,
                 BANK OF AMERICA LOC)ss+/-                                           0.26         11/15/2030            13,265,000
     4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR
                 PROJECT MM (MFHR,
                 EAST WEST BANK LOC)ss+/-                                            0.30         11/01/2035             4,000,000
     2,360,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA
                 SERIES CCC (MFHR, FNMA INSURED)ss+/-                                0.31         11/15/2039             2,360,000
     4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH
                 APARTMENTS SERIES D (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.31         11/15/2035             4,375,000
     2,600,000   CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW
                 APARTMENTS SERIES E
                 (MFHR, FNMA INSURED)ss+/-                                           0.32         11/15/2035             2,600,000
     1,850,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY
                 CENTER FOR EARLY EDUCATION
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           3.40         09/01/2031             1,850,000
     4,538,000   CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES
                 2005B (EDUCATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.26         10/01/2035             4,538,000
     2,100,000   CONCORD CA MFHR (OTHER REVENUE, FHLMC
                 INSURED)ss+/-                                                       0.40         12/01/2016             2,100,000
     6,440,000   CONTRA COSTA COUNTY CA HOUSING AUTHORITY
                 SERIES C (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.26         11/15/2017             6,440,000
     2,000,000   CONTRA COSTA COUNTY CA SERIES B (MFHR, FNMA
                 INSURED)ss+/-                                                       0.26         11/15/2022             2,000,000
     7,000,000   CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA
                 INSURED)ss+/-                                                       0.31         02/01/2023             7,000,000
     2,815,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-384
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.29         02/01/2027             2,815,000
    13,100,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-384
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.29         06/01/2032            13,100,000
     6,300,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.30         08/01/2032             6,300,000
     8,870,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DB-448 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         07/01/2032             8,870,000
     3,987,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DB-457 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2032             3,987,000
     8,292,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DB-477 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         12/01/2024             8,292,000
    15,562,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DB-490 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2042            15,562,000
    10,495,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490
                 (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.30         02/01/2031            10,495,000
     4,085,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.30         07/01/2031             4,085,000
     5,850,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600
                 (WATER REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.30         02/01/2038             5,850,000
     5,505,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.30         08/01/2028             5,505,000
     4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DB-628 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2031             4,065,000
     6,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.30         08/01/2031             6,360,000
     4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.30         02/01/2024             4,520,000
    12,545,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.30         09/01/2027            12,545,000
    12,350,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.30         08/01/2033            12,350,000
     7,816,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.30         06/01/2031             7,816,000
     8,683,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.30         06/01/2028             8,683,000

                   Wells Fargo Advantage Money Market Funds 25


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    2,500,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-247 (TAX REVENUE, FGIC INSURED)ss+/-++                          0.29%        12/01/2030       $     2,500,000
     2,640,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-382 (OTHER REVENUE, NATL-RE LOC)ss+/-                           0.29         08/01/2030             2,640,000
     1,100,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-382 (OTHER REVENUE, NATL-RE LOC)ss+/-                           1.00         08/01/2030             1,100,000
     3,500,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-383 (OTHER REVENUE, FGIC INSURED)ss+/-                          0.29         08/01/2029             3,500,000
     2,325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-383 (OTHER REVENUE, FGIC INSURED)ss+/-                          0.29         08/01/2035             2,325,000
    29,015,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-383 (OTHER REVENUE, FGIC INSURED)ss+/-                          0.29         09/01/2037            29,015,000
     5,750,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-383 (OTHER REVENUE, FGIC INSURED)ss+/-                          1.00         08/01/2035             5,750,000
       915,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-383 (OTHER REVENUE, FGIC INSURED)ss+/-                          1.00         09/01/2037               915,000
     2,990,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-444 (OTHER REVENUE, FGIC INSURED)ss+/-++                        0.30         08/01/2032             2,990,000
     2,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-500 (OTHER REVENUE, AMBAC INSURED)ss+/-++                       0.30         11/01/2038             2,375,000
     1,690,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-525 (OTHER REVENUE, FGIC INSURED)ss+/-++                        0.30         06/01/2035             1,690,000
     1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-575 (OTHER REVENUE, AMBAC INSURED)ss+/-++                       0.30         09/01/2029             1,025,000
     6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-625 (OTHER REVENUE, AMBAC INSURED)ss+/-++                       0.30         06/01/2028             6,460,000
     8,800,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-637 (OTHER REVENUE,
                 DEUTSCHE BANK LOC)ss+/-++                                           0.30         08/01/2047             8,800,000
     3,510,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-648 (OTHER REVENUE, NATL-RE LOC)ss+/-++                         0.30         09/01/2029             3,510,000
     7,176,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-675
                 (OTHER REVENUE, DEUTSCHE BANK LOC)ss+/-                             0.30         08/01/2040             7,176,000
       211,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-675
                 (OTHER REVENUE, DEUTSCHE BANK LOC)ss+/-                             0.30         08/01/2048               211,000
     2,100,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.32         06/01/2038             2,100,000
       470,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.32         06/01/2038               470,000
     6,780,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.34         06/01/2038             6,780,000
     6,540,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.34         06/01/2027             6,540,000
     9,755,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA
                 WATER & SEWER COP
                 SERIES D (WATER REVENUE, LLOYDS TSB BANK
                 PLC)ss+/-                                                           0.23         07/01/2023             9,755,000
    25,865,000   ECLIPSE FUNDING TRUST 2006-0002-SOLAR
                 ECLIPSE-LOS ANGELES (PROPERTY TAX REVENUE,
                 US BANK NA LOC)ss+/-++                                              0.29         07/01/2030            25,865,000
    10,230,000   ECLIPSE FUNDING TRUST 2007-0079 SOLAR ECLIPSE
                 (OTHER REVENUE, US BANK NA LOC)ss+/-++                              0.29         08/01/2032            10,230,000
     2,185,000   ECLIPSE FUNDING TRUST CALIFORNIA EDUCATIONAL
                 FACILITIES 2006-0065 SOLAR ECLIPSE
                 PEPPERDINE (COLLEGE & UNIVERSITY REVENUE, US
                 BANK LOC)ss+/-++                                                    0.29         12/01/2013             2,185,000
     2,000,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO
                 WATER AGENCY SERIES A
                 (LEASE REVENUE, DEXIA CREDIT SA LOC)ss+/-                           0.29         03/01/2036             2,000,000
     3,390,000   ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP
                 SERIES B (WATER & SEWER REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                     2.90         07/01/2035             3,390,000
    10,000,000   FINANCING AUTHORITY MUNICIPAL TRUST RECEIPTS
                 SGC-49 CLASS - A (SEWER REVENUE,
                 SOCIETE GENERALE LOC)ss+/-++                                        0.30         12/01/2035            10,000,000
    10,490,261   FHMLC MFHR SERIES M007, CLASS A (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                        0.34         11/15/2034            10,490,261
     2,854,169   FHMLC MFHR SERIES M001, CLASS A (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                        0.34         08/15/2045             2,854,169
     9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         08/15/2026             9,800,000
     5,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO
                 SETTLEMENT FLOATER SERIES 3123 (OTHER REVENUE,
                 MORGAN STANLEY BANK LOC)ss+/-                                       0.37         12/29/2035             5,000,000
    10,690,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO
                 SETTLEMENT FLOATER SERIES 3123 (OTHER REVENUE,
                 MORGAN STANLEY BANK LOC)ss+/-                                       0.37         06/01/2045            10,690,000
     4,030,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO
                 SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.35         06/01/2035             4,030,000
     6,255,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO
                 SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.35         06/01/2035             6,255,000
     5,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO
                 SETTLEMENT ROCS RR II R-287X (OTHER REVENUE,
                 CIFG INSURED)ss+/-++                                                0.28         06/01/2011             5,000,000
     4,800,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES
                 2966 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         06/01/2014             4,800,000
     7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON
                 HILLS SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         06/15/2025             7,400,000
     4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A (MFHR, FGIC
                 INSURED)ss+/-                                                       0.27         07/15/2014             4,000,000
     1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A
                 (MFHR, FHLMC INSURED)ss+/-                                          0.25         01/01/2025             1,000,000
     3,970,000   HEMET CA USD FACILITIES PROJECT (OTHER REVENUE,
                 STATE STREET BANK & TRUST LOC)ss+/-                                 0.27         10/01/2036             3,970,000

                   26 Wells Fargo Advantage Money Market Funds


                     Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
 $   5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY
                 FUNDING PROGRAM (LEASE REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.50%        02/01/2028    $        5,190,000
     7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY
                 FUNDING PROGRAM (LEASE REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.50         02/01/2038             7,505,000
     4,955,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY
                 FUNDING PROGRAM (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.50         02/01/2018             4,955,000
     3,500,000   HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS
                 (MFHR, FHLB INSURED)ss+/-                                           0.31         03/01/2028             3,500,000
    19,368,000   IRVINE CA IMPROVEMENT BOARD ACT 1915
                 ASSESSMENT DISTRICT #04-21-B
                 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                               0.23         09/02/2030            19,368,000
     7,737,000   IRVINE CA IMPROVEMENT BOARD ACT 1915
                 ASSESSMENT DISTRICT #85-7 SERIES A
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.22         09/02/2032             7,737,000
     2,301,000   IRVINE CA IMPROVEMENT BOARD ACT DISTRICT #87-8
                 (SPECIAL ASSESSMENT REVENUE, KBC BANK NV
                 LOC)ss+/-                                                           0.23         09/02/2024             2,301,000
     9,370,000   IRVINE CA IMPROVEMENT BOND ACT 1915 SERIES
                 07-22-A
                 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                               0.23         09/02/2032             9,370,000
     4,000,000   IRVINE RANCH CA WATER DISTRICT (WATER REVENUE,
                 STATE STREET BANK & TRUST LOC)ss+/-                                 0.23         01/01/2021             4,000,000
    15,450,000   IRVINE RANCH CA WATER DISTRICT SERIES B (WATER
                 & SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.24         10/01/2041            15,450,000
    29,545,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES
                 3164 (PROPERTY TAX REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.30         08/01/2015            29,545,000
     2,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES
                 3499Z (MISCELLANEOUS REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.30         08/01/2030             2,000,000
     7,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES
                 3761Z (WATER REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.30         12/01/2011             7,000,000
    10,585,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES
                 3761Z (WATER REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.30         11/01/2015            10,585,000
     4,700,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES
                 3763Z
                 (MISCELLANEOUS REVENUE, AMBAC INSURED)ss+/-++                       0.30         11/15/2015             4,700,000
     6,700,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER
                 LLSE APARTMENTS
                 SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.26         02/15/2031             6,700,000
     5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH
                 STREET APARTMENTS PROJECT SERIES C
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.27         12/01/2026             5,500,000
     4,000,000   LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY
                 MEDICAL CENTER B
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.28         12/01/2038             4,000,000
     5,355,000   LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK
                 OF AMERICA NA LOC)ss+/-                                             0.45         08/01/2035             5,355,000
     4,780,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT
                 SERIES 2864 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2014             4,780,000
     7,265,000   LOS ANGELES CA COMMUNITY RDA SECOND & CENTRAL
                 APARTMENTS PROJECT
                 (HOUSING REVENUE, HSBC USA NA LOC)ss+/-                             0.27         12/01/2038             7,265,000
     6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING
                 PROJECT
                 SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.30         12/15/2034             6,290,000
     4,170,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A
                 (LEASE REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                     3.40         12/01/2035             4,170,000
     7,500,000   LOS ANGELES CA COP SAMUEL A FRYER YAVNEY
                 SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, STATE STREET
                 BANK & TRUST LOC)ss+/-                                              0.27         08/01/2038             7,500,000
     7,980,000   LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER
                 & SEWER REVENUE, NATL-RE PLC)ss+/-++                                0.31         01/01/2013             7,980,000
    11,600,000   LOS ANGELES CA DW&P SUBSERIES A4 (POWER
                 REVENUE, LLOYDS TSB BANK LOC)ss+/-                                  0.23         07/01/2035            11,600,000
     3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE
                 APARTMENTS (MFHR, EAST WEST BANK PLC LOC)ss+/-                      0.30         07/01/2027             3,540,000
    18,900,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER
                 REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                              0.23         07/01/2035            18,900,000
    29,400,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC
                 REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                              0.25         07/01/2035            29,400,000
     5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES-A6
                 (UTILITIES REVENUE, LLOYD TSB BANK PLC LOC)ss+/-                    0.25         07/01/2035             5,000,000
     4,595,000   LOS ANGELES CA ROCS RR II R-11281 (OTHER
                 REVENUE, AMBAC INSURED)ss+/-++                                      0.31         07/01/2015             4,595,000
     2,800,000   LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254
                 (OTHER REVENUE, NATL-RE LOC)ss+/-++                                 0.30         06/01/2013             2,800,000
     8,330,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G
                 (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28         06/01/2032             8,330,000

                   Wells Fargo Advantage Money Market Funds 27


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
 $   7,340,000   LOS ANGELES CA WATER & POWER SERIES 2971
                 (ELECTRIC REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30%         01/01/2014    $        7,340,000
     4,300,000   LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES
                 A (HOUSING REVENUE, FHLB INSURED)ss+/-                              0.30          08/15/2030             4,300,000
     2,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR
                 BONDS (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30          09/01/2030             2,500,000
    11,400,000   LOS ANGELES COUNTY CA METROPOLITAN
                 TRANSPORTATION AUTHORITY SERIES C3
                 (SALES TAX REVENUE, SUMITOMO MITSUI BANK
                 LOC)ss+/-                                                           0.24          07/01/2025            11,400,000
     4,350,000   LOS ANGELES COUNTY CA METROPOLITAN
                 TRANSPORTATION AUTHORITY SERIES C4
                 (SALES TAX REVENUE, US BANK NA LOC)ss+/-                            0.24          07/01/2025             4,350,000
    11,000,000   LOS ANGELES CA USD COP ADMINISTRATION BUILDING
                 PROJECT SERIES A
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.30          10/01/2024            11,000,000
     5,065,000   LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES
                 2972 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30          02/01/2013             5,065,000
     9,255,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX
                 ALLOCATION REVENUE,
                 STATE STREET BANK & TRUST COMPANY LOC)ss+/-                         0.24          10/01/2042             9,255,000
    19,420,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY
                 DEVELOPMENT
                 (TAX ALLOCATION REVENUE, AMBAC INSURED)ss+/-                        0.24          01/01/2031            19,420,000
     6,420,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT
                 RECEIPTS CLASS A
                 (OTHER REVENUE, FHLMC INSURED)ss+/-                                 0.39          05/01/2027             6,420,000
    10,515,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS
                 (WATER REVENUE, CITIBANK NA LOC)ss+/-++                             0.29          02/01/2015            10,515,000
    25,600,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS CLASS A
                 (WATER REVENUE, CITIBANK NA LOC)ss+/-++                             0.29          07/01/2037            25,600,000
    22,700,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS REVENUE
                 SERIES C2 (WATER REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                           0.23          07/01/2036            22,700,000
    10,900,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS
                 SERIES B-3 (WATER REVENUE, BNP PARIBAS LOC)ss+/-                    0.23          07/01/2035            10,900,000
    11,775,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS
                 SERIES C (WATER REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                           0.30          07/01/2027            11,775,000
       700,000   MODESTO COUNTY CA MULTIFAMILY HOUSING
                 SHADOWBROOK APARTMENTS
                 SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.27          05/15/2031               700,000
     1,450,000   MONTEREY PENINSULA CA WATER MANAGEMENT
                 DISTRICT (LEASE REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.30          07/01/2022             1,450,000
    63,895,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA
                 REDEVELOPMENT PROJECT A
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                       0.25          09/01/2033            63,895,000
     3,680,000   NORTHERN CALIFORNIA POWER AGENCY HYDROELECTRIC
                 PROJECT SERIES A
                 (ELECTRIC POWER & LIGHT REVENUES, DEXIA CREDIT
                 SA LOC)ss+/-                                                        0.29          07/01/2032             3,680,000
    21,600,000   NORTHERN CALIFORNIA TRANSMISSION AGENCY OREGON
                 TRANSMISSION PROJECT
                 SERIES A (UTILITIES REVENUE, AGM INSURED)ss+/-                      0.32          05/01/2024            21,600,000
       100,000   OAKLAND CA REDEVELOPMENT AGENCY MULTIFAMILY
                 HOUSING P-FLOATS -MT-176
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.39          06/25/2011               100,000
     6,100,000   OAKLAND CA REDEVELOPMENT AGENCY MULTIFAMILY
                 HOUSING P-FLOATS -MT-176
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.39          10/01/2050             6,100,000
     6,500,000   ONTARIO COUNTY CA MFHR (HCFR, FHLMC
                 INSURED)ss+/-                                                       0.25          12/01/2035             6,500,000
     6,070,000   ORANGE COUNTY CA (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.31          12/15/2028             6,070,000
     4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
                 PARK RIDGE VILLAS PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26          11/15/2028             4,000,000
    14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
                 PROJECT PARK PLACE APARTMENTS
                 ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-                        0.28          04/01/2024            14,900,000
     8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
                 SERIES D HARBOR POINTE PROJECT
                 (HOUSING REVENUE, FHLMC LOC)ss+/-                                   0.26          12/01/2022             8,619,000
       840,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT VILLAS
                 ALIENTO-E PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26          08/15/2028               840,000
       680,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT VILLAS
                 LA PAZ-F PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26          08/15/2028               680,000

                   28 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    2,844,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915
                 ASSESSMENT DISTRICT 01-1 SERIES A
                 (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss+/-                         0.23%        09/02/2033       $     2,844,000
     1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP
                 SERIES 25297 (SEWER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         02/01/2015             1,075,000
       500,000   PETALUMA CA COMMUNITY DEVELOPMENT MULTIFAMILY
                 HOUSING OAKMONT AT PETALUMA
                 SERIES A (HOUSING REVENUE, US BANK NA LOC)ss+/-                     0.32         04/01/2026               500,000
     7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY
                 SERIES B (OTHER REVENUE, UBS AG LOC)ss+/-                           0.26         08/15/2031             7,000,000
       160,000   RIVERSIDE COUNTY CA COP (LEASE REVENUE, BANK
                 OF AMERICA NA LOC)ss+/-                                             0.30         03/01/2037               160,000
     3,245,000   RIVERSIDE COUNTY CA ELECTRIC PUTTERS SERIES
                 3042Z (ELECTRIC REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.28         04/01/2016             3,245,000
     8,500,000   RIVERSIDE COUNTY CA (LEASE ABATEMENT REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.30         11/01/2039             8,500,000
     1,500,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN
                 VIEW APARTMENTS
                 SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-                      0.27         08/01/2025             1,500,000
     1,900,000   RIVERSIDE COUNTY CA IDA CRYOGENIC PROJECT
                 ISSUE B (IDR, BANK OF AMERICA NA LOC)ss+/-                          0.29         07/05/2014             1,900,000
    22,450,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                          0.27         02/01/2035            22,450,000
    33,874,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B
                 (OTHER REVENUE, DEXIA CREDIT SA LOC)ss+/-                           0.27         02/01/2035            33,874,000
     7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY
                 SHENANDOAH APARTMENTS SERIES F
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         09/15/2036             7,000,000
     5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.25         07/15/2029             5,000,000
     7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY
                 ARLINGTON CREEK APARTMENT
                 SERIES I (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.29         05/15/2034             7,000,000
     9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY LOGAN
                 PARK APARTMENTS
                 ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-                       0.30         05/01/2042             9,140,000
     6,535,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR
                 CASCADES
                 SERIES D (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.30         09/15/2035             6,535,000
     6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR
                 NORMANDY PARK APARTMENTS
                 SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.30         02/15/2033             6,000,000
     2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS
                 AT WINTER
                 SERIES C2 (MFHR, FHLMC INSURED)ss+/-                                0.26         08/01/2034             2,900,000
     4,700,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY
                 SHADWOOD APARTMENTS PROJECT
                 ISSUE A (MFHR, FHLMC INSURED)ss+/-                                  0.28         12/01/2022             4,700,000
    10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS
                 SERIES B (MFHR, FNMA INSURED)ss+/-                                  0.26         08/15/2027            10,000,000
    10,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                 FINANCING AUTHORITY MUNICIPAL
                 TRUST RECEIPTS SGC-48 CLASS-A (SEWER REVENUE,
                 SOCIETE GENERALE LOC)ss+/-++                                        0.30         12/01/2035            10,000,000
     5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                 FINANCING AUTHORITY SUBORDINATE
                 LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US
                 BANK NA LOC)ss+/-                                                   0.25         12/01/2040             5,000,000
    16,420,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                 FINANCING AUTHORITY SUBORDINATE LIEN
                 SACRAMENTO REGULATION SERIES C (SEWER REVENUE,
                 CREDIT AGRICOLE INDOSUEZ LOC)ss+/-                                  0.30         12/01/2030            16,420,000
     7,000,000   SAN BERNARDINO COUNTY CA REDEVELOPMENT AGENCY
                 SILVER WOODS APARTMENTS PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-++                              0.30         05/01/2026             7,000,000
     6,809,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.30         03/01/2024             6,809,000
     5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL
                 DISTRICT (OTHER REVENUE, UBS AG LOC)ss+/-                           0.26         08/01/2037             5,500,000
     6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY
                 APARTMENTS PROJECT SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         05/15/2029             6,115,000
     5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE
                 PROJECT SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         05/15/2029             5,600,000
     4,865,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE
                 RMKT-7-2-09
                 (SEWER REVENUE, SOCIETE GENERALE LOC)ss+/-                          0.31         11/01/2030             4,865,000
     4,695,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX
                 SERIES A (SALES TAX REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                      0.26         04/01/2038             4,695,000
     4,005,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX
                 SERIES B (SALES TAX REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                      0.27         04/01/2038             4,005,000
    28,925,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX
                 SERIES D (SALES TAX REVENUE)ss+/-                                   0.30         04/01/2038            28,925,000
     1,545,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES
                 2873 (WATER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         05/01/2013             1,545,000

                   Wells Fargo Advantage Money Market Funds 29


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   14,450,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT
                 COMMISSION SERIES 37-C
                 (AIRPORT & MARINA REVENUE, FSA INSURED)ss+/-                        0.32%        05/01/2029    $       14,450,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS
                 COMMISSION SECOND SERIES 37-D
                 (OTHER REVENUE, AGM INSURED)ss+/-                                   0.32         05/01/2030             5,000,000
     4,655,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS
                 COMMISSION SERIES B (AIRPORT REVENUE)ss+/-                          0.75         05/01/2029             4,655,000
     5,295,000   SAN FRANCISCO CA CITY & COUNTY FINANCE
                 CORPORATION MOSCONE CENTER
                 (LEASE REVENUE, STATE STREET BANK & TRUST
                 COMPANY LOC)ss+/-                                                   0.26         04/01/2030             5,295,000
     2,645,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER
                 TERRACE APARTMENTS SERIES B
                 (MFHR, CITIBANK NA LOC)ss+/-                                        0.31         03/01/2036             2,645,000
    40,000,000   SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE
                 CENTER SERIES B1
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.30         12/01/2017            40,000,000
     6,305,000   SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME
                 APARTMENTS SERIES G
                 (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.29         12/01/2033             6,305,000
     8,725,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO
                 CEPEDA PLACE SERIES D
                 (MFHR, CITIBANK NA LOC)ss+/-                                        0.33         11/01/2033             8,725,000
     9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY COMMUNITY FACILITIES
                 DISTRICT HUNTERS POINT SERIES A (TAX REVENUE,
                 KBC BANK NV LOC)ss+/-                                               0.31         08/01/2036             9,250,000
     2,860,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY MFHR LELAND POLK
                 SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA
                 LOC)ss+/-                                                           0.31         12/01/2019             2,860,000
    25,345,000   SAN FRANCISCO CITY & COUNTY INTERNATIONAL
                 AIRPORT SERIES 36-C
                 (LEASE REVENUE DEXIA CREDIT SA LOC)ss+/-                            0.34         05/01/2026            25,345,000
     8,800,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING
                 REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28         02/01/2037             8,800,000
     9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A
                 (MFHR, FNMA INSURED)ss+/-                                           0.31         02/01/2038             9,360,000
     5,510,000   SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA
                 REDEVELOPMENT PROJECT
                 SERIES A (PROPERTY TAX REVENUE, JPMORGAN CHASE
                 LOC)ss+/-                                                           0.24         07/01/2026             5,510,000
     4,230,000   SAN JOSE CA TURNLEAF APARTMENTS SERIES A
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.32         06/01/2036             4,230,000
     1,120,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR,
                 FNMA INSURED)ss+/-                                                  0.30         09/15/2032             1,120,000
     5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS
                 PROJECT (MFHR, FNMA INSURED)ss+/-                                   0.28         07/15/2018             5,025,000
     5,360,000   SAN MARCOS CA SCHOOLS FINANCING AUTHORITY
                 SERIES 3194
                 (OTHER REVENUE, AGM INSURED)ss+/-++                                 0.31         08/15/2040             5,360,000
     5,460,000   SANTA ANA CA HEALTH FACILITY REVENUE
                 MULTI-MODEL TOWN & COUNTRY PROJECT
                 BNP PARIBAS (HCFR, DEXIA CREDIT SA LOC)ss+/-                        0.26         10/01/2020             5,460,000
    37,370,000   SANTA CLARA COUNTY CA SUBSERIES B (ELECTRIC
                 PLANT REVENUE, DEXIA CREDIT SA LOC)ss+/-                            0.30         07/01/2027            37,370,000
    20,735,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY
                 MULTIPLE FACILITIES PROJECTS
                 SERIES M (LEASE REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.30         05/15/2035            20,735,000
     5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER
                 APARTMENTS PROJECT
                 SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.25         12/15/2025             5,900,000
    15,975,000   SANTA CLARA COUNTY CA TRANSPORTATION AUTHORITY
                 MEASURE A PROJECT
                 SERIES C (SALES TAX REVENUE, SUMITOMO MITSUI
                 BANK LOC)ss+/-                                                      0.26         08/01/2036            15,975,000
     3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS
                 (HOUSING REVENUE, FHLB INSURED)ss+/-                                0.30         05/01/2040             3,120,000
    17,695,000   SIMI VALLEY CA SERIES A (MFHR, FHLMC
                 INSURED)ss+/-                                                       0.25         07/01/2023            17,695,000
     5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.29         09/01/2019             5,700,000
    85,285,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
                 TRANSMISSION PROJECT (UTILITIES REVENUE,
                 LLOYDS TSB BANK PLC LOC)ss+/-                                       0.28         07/01/2019            85,285,000
    28,600,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
                 MAGNOLIA POWER
                 PROJECT SERIES 2009-1-A (ELECTRIC POWER &
                 LIGHT REVENUES, KBC BANK NV LOC)ss+/-                               0.26         07/01/2036            28,600,000
     5,900,000   STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA
                 LOC)ss+/-                                                           0.24         12/01/2032             5,900,000
     8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS
                 RR II 11484
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.32         02/01/2013             8,220,000
    15,060,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-++                            0.30         05/15/2032            15,060,000
    12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS
                 (HOUSING REVENUE, EAST WEST BANK LOC)ss+/-                          0.25         08/01/2037            12,000,000
     7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.27         05/15/2029             7,750,000

                   30 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    7,400,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.29%        07/15/2018    $        7,400,000
       885,000   VALLEJO COUNTY CA HOUSING AUTHORITY
                 MULTIFAMILY MORTGAGE
                 REFUNDING (MFHR, FNMA INSURED)ss+/-                                 0.31         05/15/2022               885,000
     3,620,000   WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                        0.26         04/01/2027             3,620,000
     6,000,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN
                 INTERCOMMUNITY PROJECT
                 SERIES C (HOSPITAL REVENUE, US BANK NA LOC)ss+/-                    0.26         06/01/2036             6,000,000
    19,000,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE &
                 UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28         12/01/2038            19,000,000
                                                                                                                     2,868,429,930
                                                                                                                ------------------
PUERTO RICO: 2.83%
     5,331,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-627A
                 (OTHER REVENUE, AMBAC INSURED)ss+/-                                 0.30         08/01/2049             5,331,000
     2,002,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES
                 DBE-627A (OTHER REVENUE, AMBAC INSURED)ss+/-                        0.30         08/01/2050             2,002,000
    11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                          0.24         07/01/2034            11,000,000
    11,600,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX
                 REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.24         07/01/2034            11,600,000
    28,350,000   PUERTO RICO COMMONWEALTH HIGHWAY &
                 TRANSPORTATION AUTHORITY
                 SERIES 2148 (TOLL ROAD REVENUE, CIFG
                 INSURED)ss+/-++                                                     0.35         07/01/2041            28,350,000
    10,780,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL
                 TRUST RECEIPTS-SGC-57 CLASS A
                 (ELECTRIC POWER & LIGHTING REVENUE, FSA
                 INSURED)ss+/-++                                                     0.30         07/01/2029            10,780,000
     2,295,000   PUERTO RICO ELECTRIC REVENUE PFOTER SERIES
                 4147 (ELECTRIC REVENUE, FGIC INSURED)ss+/-++                        0.54         07/01/2033             2,295,000
    12,750,000   PUERTO RICO SALES TAX FINANCING CORPORATION
                 ROCS RR-II-R11763
                 (SALES TAX REVENUE, CITIBANK NA LOC)ss+/-++                         0.31         12/01/2047            12,750,000
     1,900,000   PUERTO RICO SALES TAX FINANCING CORPORATION
                 SERIES 11829
                 (SALES TAX REVENUE, AGM
                 INSURED)ss+/-++                                                     0.32         02/01/2034             1,900,000
                                                                                                                        86,008,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,954,437,930)                                                                  2,954,437,930
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,040,402,930)*                                                 100.17%                                       3,040,402,930
OTHER ASSETS AND LIABILITIES, NET                                       (0.17)                                          (5,181,159)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    3,035,221,771
                                                                       ------                                   ------------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 31


Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY NOTES - DISCOUNT: 21.30%
FEDERAL FARM CREDIT BANK: 0.61%
$   50,000,000   FFCB##                                                              0.20%        11/17/2010    $       49,978,611
    40,000,000   FFCB##                                                              0.20         11/22/2010            39,981,778
    25,000,000   FFCB##                                                              0.28         11/23/2010            24,983,861
    49,000,000   FFCB##                                                              0.29         11/30/2010            48,964,475
    15,000,000   FFCB##                                                              0.27         12/15/2010            14,988,188
                                                                                                                       178,896,913
                                                                                                                ------------------
FEDERAL HOME LOAN BANK: 2.60%
   175,000,000   FHLB##                                                              0.00         09/01/2010           175,000,000
   225,000,000   FHLB##                                                              0.20         10/25/2010           224,932,500
   264,730,000   FHLB##                                                              0.20         11/19/2010           264,613,813
   100,000,000   FHLB##                                                              0.25         01/19/2011            99,902,778
                                                                                                                       764,449,091
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.61%
    27,732,000   FHLMC##                                                             0.26         09/27/2010            27,726,592
   225,000,000   FHLMC##                                                             0.30         10/04/2010           224,937,210
   250,000,000   FHLMC##                                                             0.24         10/14/2010           249,925,347
   250,000,000   FHLMC##                                                             0.24         10/15/2010           249,923,611
   100,000,000   FHLMC##                                                             0.27         10/18/2010            99,963,445
    25,000,000   FHLMC##                                                             0.28         10/26/2010            24,989,114
   200,000,000   FHLMC##                                                             0.21         11/09/2010           199,919,500
   250,000,000   FHLMC##                                                             0.20         11/15/2010           249,895,833
   175,000,000   FHLMC##                                                             0.19         11/17/2010           174,928,882
   125,000,000   FHLMC##                                                             0.20         11/23/2010           124,942,361
   200,000,000   FHLMC##                                                             0.24         01/24/2011           199,806,667
   300,000,000   FHLMC##                                                             0.24         01/31/2011           299,696,001
   250,000,000   FHLMC##                                                             0.23         04/05/2011           249,655,000
   200,000,000   FHLMC##                                                             0.25         05/24/2011           199,631,944
   250,000,000   FHLMC##                                                             0.25         05/26/2011           249,536,458
                                                                                                                     2,825,477,965
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 8.48%
    49,710,000   FNMA##                                                              0.24         09/08/2010            49,707,390
   260,000,000   FNMA##                                                              0.24         09/20/2010           259,965,696
   150,000,000   FNMA##                                                              0.24         09/21/2010           149,979,167
   140,000,000   FNMA##                                                              0.25         09/22/2010           139,978,358
   105,000,000   FNMA##                                                              0.24         09/23/2010           104,983,958
    22,596,000   FNMA##                                                              0.28         10/06/2010            22,589,629
   300,000,000   FNMA##                                                              0.27         10/13/2010           299,903,459
   100,000,000   FNMA##                                                              0.30         10/25/2010            99,955,000
   198,537,000   FNMA##                                                              0.20         11/17/2010           198,452,070
   175,000,000   FNMA##                                                              0.25         12/20/2010           174,866,320
   125,000,000   FNMA##                                                              0.25         12/21/2010           124,903,646
   198,142,000   FNMA##                                                              0.27         01/12/2011           197,944,353
   200,000,000   FNMA##                                                              0.27         01/18/2011           199,791,500
   172,614,000   FNMA##                                                              0.24         01/19/2011           172,449,992
   100,000,000   FNMA##                                                              0.22         01/20/2011            99,913,833
   200,000,000   FNMA##                                                              0.27         02/01/2011           199,770,500
                                                                                                                     2,495,154,871
                                                                                                                ------------------
TOTAL AGENCY NOTES - DISCOUNT (COST $6,263,978,840)                                                                  6,263,978,840
                                                                                                                ------------------

                   32 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 24.30%
FEDERAL FARM CREDIT BANK: 4.62%
$    2,000,000   FFCB                                                                6.69%        09/08/2010    $        2,002,448
   150,000,000   FFCB+/-                                                             0.17         11/05/2010           150,000,000
    43,800,000   FFCB                                                                3.75         12/06/2010            44,207,183
    75,000,000   FFCB+/-                                                             0.32         12/17/2010            74,968,365
    13,500,000   FFCB                                                                0.45         01/12/2011            13,508,947
     8,000,000   FFCB                                                                0.35         02/01/2011             8,002,396
    16,030,000   FFCB                                                                4.88         02/18/2011            16,369,035
    50,000,000   FFCB+/-                                                             0.46         03/22/2011            50,000,000
    16,200,000   FFCB+/-                                                             0.36         05/18/2011            16,217,549
    50,000,000   FFCB+/-                                                             0.21         06/07/2011            49,991,265
   225,000,000   FFCB+/-                                                             0.18         06/23/2011           224,975,731
   236,000,000   FFCB+/-                                                             0.17         06/28/2011           235,969,814
   300,000,000   FFCB+/-                                                             0.29         10/07/2011           300,068,987
   145,000,000   FFCB+/-ss                                                           0.18         01/25/2012           144,838,669
    26,500,000   FFCB+/-ss                                                           0.15         02/22/2012            26,456,999
                                                                                                                     1,357,577,388
                                                                                                                ------------------
FEDERAL HOME LOAN BANK: 10.92%
   100,000,000   FHLB                                                                4.50         09/10/2010           100,104,228
    13,000,000   FHLB                                                                5.13         09/10/2010            13,015,427
    22,850,000   FHLB                                                                4.38         09/17/2010            22,890,784
     5,000,000   FHLB                                                                3.00         10/15/2010             5,016,329
   125,000,000   FHLB                                                                0.50         10/18/2010           125,036,187
    17,165,000   FHLB                                                                0.50         10/18/2010            17,169,735
   300,000,000   FHLB                                                                0.27         10/29/2010           299,983,361
   250,000,000   FHLB                                                                0.28         11/08/2010           249,977,945
   250,000,000   FHLB                                                                0.28         11/10/2010           249,977,554
   250,000,000   FHLB                                                                0.26         01/14/2011           249,975,893
   250,000,000   FHLB                                                                0.26         01/14/2011           249,975,971
    50,000,000   FHLB                                                                4.75         01/18/2011            50,842,642
     2,800,000   FHLB+/-                                                             0.25         05/02/2011             2,800,000
   250,000,000   FHLB+/-                                                             0.21         05/25/2011           249,963,462
   160,000,000   FHLB+/-                                                             0.19         06/07/2011           159,950,206
   165,000,000   FHLB+/-                                                             0.17         07/20/2011           164,955,239
   150,000,000   FHLB+/-                                                             0.17         07/25/2011           149,952,145
   150,000,000   FHLB+/-                                                             0.17         07/28/2011           149,951,706
   150,000,000   FHLB+/-                                                             0.20         08/12/2011           149,942,838
   150,000,000   FHLB+/-                                                             0.23         09/15/2011           149,936,833
   150,000,000   FHLB+/-                                                             0.38         11/07/2011           149,928,000
   250,000,000   FHLB+/-ss                                                           0.24         02/28/2012           249,870,550
                                                                                                                     3,211,217,035
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.37%
   500,000,000   FHLMC+/-                                                            0.52         09/03/2010           499,999,362
   600,000,000   FHLMC+/-                                                            0.51         09/24/2010           600,002,888
    57,160,000   FHLMC                                                               4.13         10/18/2010            57,449,986
    15,000,000   FHLMC                                                               1.50         01/07/2011            15,063,191
   128,365,000   FHLMC+/-                                                            0.53         01/28/2011           128,430,836
   250,000,000   FHLMC+/-                                                            0.61         03/09/2011           250,097,852
    50,000,000   FHLMC+/-                                                            0.23         09/26/2011            49,997,242
    23,007,000   FHLMC+/-ss                                                          0.23         02/02/2012            22,980,634
   100,000,000   FHLMC+/-ss                                                          0.25         02/10/2012            99,943,130
   150,000,000   FHLMC+/-ss                                                          0.27         05/11/2012           149,873,063
                                                                                                                     1,873,838,184
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds 33


Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.39%
$   40,000,000   FNMA                                                                1.50%        09/16/2010    $       40,019,987
   359,887,000   FNMA                                                                2.88         10/12/2010           360,940,901
   150,000,000   FNMA                                                                1.75         03/23/2011           151,227,516
   150,000,000   FNMA+/-                                                             0.20         08/11/2011           149,928,811
                                                                                                                       702,117,215
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $7,144,749,822)                                                                        7,144,749,822
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 3.78%
FINANCIALS: 3.78%
CONSUMER FINANCE: 0.80%
   235,000,000   AMERICAN EXPRESS BANK FSB+/-                                        1.14         12/10/2010           235,572,467
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 2.98%
   375,000,000   BANK OF AMERICA NA                                                  0.57         09/13/2010           375,000,891
   115,000,000   CITIBANK NA+/-                                                      0.58         09/30/2010           115,000,000
   145,600,000   CITIGROUP INCORPORATED+/-                                           1.09         12/09/2010           145,877,789
   150,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             1.17         12/09/2010           150,323,216
    90,000,000   JPMORGAN CHASE & COMPANY+/-                                         1.04         12/02/2010            90,151,013
                                                                                                                       876,352,909
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $1,111,925,376)                                                                  1,111,925,376
                                                                                                                ------------------
REPURCHASE AGREEMENTS (z): 47.64%
 1,000,000,000   BANK OF AMERICA NA, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,944(1)                                    0.25         09/01/2010         1,000,000,000
    66,800,000   BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010,
                 MATURITY VALUE $66,800,464(2)                                       0.25         09/01/2010            66,800,000
 1,130,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,130,008,161(3)                                    0.26         09/01/2010         1,130,000,000
 1,260,500,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,260,508,403(4)                                    0.24         09/01/2010         1,260,500,000
   900,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $900,004,000(5)                                      0.16         09/01/2010           900,000,000
   905,000,000   BNP PARIBAS SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $905,006,285(6)                                      0.25         09/01/2010           905,000,000
 1,000,000,000   CITIBANK NA, DATED 08/31/2010,
                 MATURITY VALUE $1,000,007,222(7)                                    0.26         09/01/2010         1,000,000,000
   250,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 08/31/2010,
                 MATURITY VALUE $250,001,736(8)                                      0.25         09/01/2010           250,000,000
   500,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 08/31/2010,
                 MATURITY VALUE $500,002,500(9)                                      0.18         09/01/2010           500,000,000
 1,000,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,667(10)                                   0.24         09/01/2010         1,000,000,000
   295,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $295,001,967(11)                                     0.24         09/01/2010           295,000,000
 1,150,000,000   GOLDMAN SACHS & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $1,150,007,986(12)                                   0.25         09/01/2010         1,150,000,000
   250,000,000   GOLDMAN SACHS & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $250,003,333(13)                                     0.24         09/02/2010           250,000,000
 1,000,000,000   HSBC SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,667(14)                                   0.24         09/01/2010         1,000,000,000
 1,000,000,000   JPMORGAN SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,667(15)                                   0.24         09/01/2010         1,000,000,000
   500,000,000   JPMORGAN SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $500,003,472(16)                                     0.25         09/01/2010           500,000,000
   100,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $100,000,639(17)                                     0.23         09/01/2010           100,000,000
   200,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $200,001,111(18)                                     0.20         09/01/2010           200,000,000
   250,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $250,001,597(19)                                     0.23         09/01/2010           250,000,000
   250,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $250,004,792(20)                                     0.23         09/03/2010           250,000,000
 1,000,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,667(21)                                   0.24         09/01/2010         1,000,000,000
TOTAL REPURCHASE AGREEMENTS (COST $14,007,300,000)                                                                  14,007,300,000
                                                                                                                ------------------
COMMERCIAL PAPER: 4.70%
    65,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.00         09/01/2010            65,000,000
    85,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.22         09/02/2010            84,998,985
    45,533,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.35         09/07/2010            45,529,889
   155,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.36         09/08/2010           154,987,643

                   34 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   21,135,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37%        09/09/2010    $       21,133,027
    22,926,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37         09/10/2010            22,923,650
    60,865,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37         09/14/2010            60,856,208
    40,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         09/15/2010            39,995,489
    60,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37         09/15/2010            59,990,667
    50,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         09/16/2010            49,993,958
    15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.38         09/16/2010            14,997,500
    75,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.38         09/17/2010            74,986,667
    25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.34         09/22/2010            24,994,750
   100,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.35         09/23/2010            99,978,000
    25,089,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.36         09/27/2010            25,082,296
    20,446,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.35         10/05/2010            20,439,048
    25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.34         10/14/2010            24,989,549
    30,030,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.33         10/19/2010            30,016,386
   125,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.29         10/20/2010           124,948,958
    30,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.28         11/02/2010            29,985,533
    50,037,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/03/2010            50,013,358
    30,023,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/04/2010            30,008,589
    21,440,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/09/2010            21,428,905
   117,084,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.26         11/10/2010           117,024,808
    38,104,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/15/2010            38,082,567
    50,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/16/2010            49,971,500
TOTAL COMMERCIAL PAPER (COST $1,382,357,930)                                                                         1,382,357,930
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $29,910,311,968)*                                                101.72%                                      29,910,311,968
OTHER ASSETS AND LIABILITIES, NET                                       (1.72)                                        (505,481,010)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $   29,404,830,958
                                                                       ------                                   ------------------

                   Wells Fargo Advantage Money Market Funds 35


Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

----------
##   Zero coupon security. Rate represents yield to maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduce the effective maturity.

(z)  Collateralized by:

(1)  U.S. government securities, 4.00% to 6.50%, 12/1/2032 to 4/15/2040, market value including accrued interest is $1,030,000,001.

(2)  U.S. government securities, 3.69% to 6.00%, 5/1/2037 to 8/1/2040, market value including accrued interest is $68,804,000.

(3)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $1,152,600,027.

(4)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $1,285,710,010.

(5)  U.S. government securities, 2.625% to 3.375%, 4/30/2016 to 11/15/2019, market value including accrued interest is $918,000,097.

(6)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $932,150,000.

(7)  U.S. government securities, 3.50% to 7.50%, 10/1/2010 to 8/1/2040, market value including accrued interest is $1,030,000,000.

(8)  U.S. government securities, 4.00% to 6.50%, 1/1/2020 to 7/1/2040, market value including accrued interest is $257,500,817.

(9)  U.S. government securities, 1.50% to 2.25%, 12/31/2013 to 5/31/2014, market value including accrued interest is $510,000,511.

(10) U.S. government securities, 0.00% to 8.875%, 9/2/2010 to 8/15/2040, market value including accrued interest is $1,020,000,060.

(11) U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $300,900,212.

(12) U.S. government securities, 5.00% to 6.00%, 6/1/2039 to 7/20/2040, market value including accrued interest is $1,184,500,001.

(13) U.S. government security, 6.00%, 12/15/2039, market value including accrued interest is $257,500,000.

(14) U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $1,020,002,073.

(15) U.S. government securities, 1.125% to 4.375%, 12/15/2012 to 11/15/2039, market value including accrued interest is $1,020,002,471.

(16) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $515,000,941.

(17) U.S. government securities, 2.62% to 6.15%, 11/1/2027 to 7/1/2040, market value including accrued interest is $103,000,000.

(18) U.S. government securities, 3.69% to 5.50%, 6/1/2036 to 8/1/2040, market value including accrued interest is $206,000,000.

(19) U.S. government securities, 3.73% to 5.00%, 5/1/2033 to 5/1/2040, market value including accrued interest is $257,500,001.

(20) U.S. government securities, 3.87% to 6.00%, 5/1/2033 to 2/1/2040, market value including accrued interest is $257,500,000.

(21) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $1,020,001,110.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   36 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MINNESOTA MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 99.69%
MINNESOTA: 99.69%
$      270,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED
                 PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30%        11/15/2033    $          270,000
        85,000   ARDEN HILLS MN HOUSING & HEALTH CARE FACILITIES
                 PRESBYTERIAN HOMES
                 SERIES A (HCFR, US BANK NA LOC)ss+/-                                0.25         09/01/2029                85,000
     1,635,000   BECKER MN PLYMOUTH FOAM PROJECT (IDR, US BANK NA
                 LOC)ss+/-                                                           0.49         05/01/2019             1,635,000
     1,745,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.36         11/15/2032             1,745,000
       585,000   BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                              0.42         08/01/2025               585,000
     1,700,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER
                 REVENUE, FHLMC INSURED)ss+/-                                        0.30         07/01/2038             1,700,000
       300,000   BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         10/15/2033               300,000
     1,750,000   CENTER CITY MN HCFR HAZELDEN FOUNDATION PROJECT
                 (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  2.55         11/01/2027             1,750,000
     2,500,000   CENTER CITY MN HCFR HAZELDEN FOUNDATION PROJECT
                 (HCFR, BANK OF NEW YORK LOC)ss+/-                                   0.26         11/01/2035             2,500,000
     1,100,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B
                 (IDR, LASALLE NATIONAL BANK NA LOC)ss+/-                            0.45         06/01/2013             1,100,000
     1,250,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C
                 (IDR, ABN AMRO BANK INSURED)ss+/-                                   0.50         06/01/2013             1,250,000
       955,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER
                 REVENUE, FNMA INSURED)ss+/-                                         0.36         06/15/2038               955,000
       335,000   DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS
                 PROJECT
                 SERIES B (HOUSING REVENUE, LASALLE NATIONAL BANK
                 NA LOC)ss+/-                                                        0.47         09/01/2038               335,000
       110,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION
                 (ECONOMIC DEVELOPMENT REVENUE, US BANK NA
                 LOC)ss+/-                                                           0.39         01/01/2012               110,000
       915,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL
                 LYNCH CAPITAL SERVICES LOC)ss+/-                                    0.33         06/01/2029               915,000
     3,285,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489
                 (OTHER REVENUE, AMBAC INSURED)ss+/-                                 0.30         01/01/2030             3,285,000
     5,000,000   DULUTH MN SEAWAY PORT AUTHORITY SAINT LAWRENCE
                 CEMENT INCORPORATED PROJECT
                 (IDR, WACHOVIA BANK LOC)ss+/-(q)                                    0.29         03/01/2020             5,000,000
     5,000,000   EAST GRAND FORKS MN VARIOUS REFERENCE AMERICAN
                 CRYSTAL SUGAR COMPANY
                 (RESOURCE RECOVERY REVENUE, COBANK ACB LOC)ss+/-                    0.31         12/01/2021             5,000,000
     1,260,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC
                 INSURED)ss+/-                                                       0.36         12/01/2029             1,260,000
     1,500,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT
                 (OTHER REVENUE,
                 FNMA INSURED)ss+/-                                                  0.31         08/15/2038             1,500,000
       815,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH
                 APARTMENTS PROJECT
                 (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                           0.35         04/15/2035               815,000
     1,245,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES
                 A (OTHER REVENUE, FNMA INSURED)ss+/-                                0.36         06/15/2038             1,245,000
       875,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS
                 HEALTH CARE SERIES B (OTHER REVENUE, FIRST SECURITY
                 BANK LOC)ss+/-                                                      0.25         08/15/2025               875,000
     1,100,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA
                 CHILDRENS HOSPITALS CLINICS
                 SERIES A (OTHER REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-                                                           0.27         08/15/2037             1,100,000
       250,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH
                 CARE FACILITIES
                 SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-                       0.27         08/15/2034               250,000
       700,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA RB ALLINA
                 HEALTH SYSTEMS
                 SERIES B-1 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                     0.26         11/15/2035               700,000
     3,100,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES
                 B-2 (HCFR,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.25         11/15/2035             3,100,000
       160,000   MINNEAPOLIS MN CDA C&G PARTNERS PROJECT (OTHER
                 REVENUE, US BANK NA LOC)ss+/-                                       0.29         12/01/2015               160,000
     3,085,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING
                 REVENUE, US BANK NA LOC)ss+/-                                       0.38         10/01/2032             3,085,000
       280,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT
                 (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                       0.25         05/01/2026               280,000
       610,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT
                 SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.25         10/01/2021               610,000
     1,300,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1
                 (COLLEGE & UNIVERSITY REVENUE, US BANK NA
                 LOC)ss+/-                                                           0.22         04/01/2027             1,300,000
       510,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES
                 6E1 (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST
                 SAVINGS BANK LOC)ss+/-                                              0.30         10/01/2016               510,000

                   Wells Fargo Advantage Money Market Funds 37


Portfolio of Investments--August 31, 2010 (Unaudited)

MINNESOTA MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$      200,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2
                 (COLLEGE & UNIVERSITY REVENUE,
                 HARRIS TRUST SAVINGS BANK LOC)ss+/-                                 0.26%        10/01/2020    $          200,000
     2,350,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H
                 (COLLEGE & UNIVERSITY REVENUE,
                 HARRIS TRUST & SAVING BANK LOC)ss+/-                                0.26         10/01/2030             2,350,000
     1,375,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE
                 UNIVERSITY SERIES 6E3
                 (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST
                 SAVINGS BANK LOC)ss+/-                                              0.30         10/01/2016             1,375,000
       485,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1
                 (HOUSING REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                     0.31         01/01/2036               485,000
     1,765,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING
                 SERIES C (HOUSING REVENUE, FHLB INSURED)ss+/-                       0.31         07/01/2048             1,765,000
     4,350,000   MINNESOTA STATE OLAF COLLEGE SERIES 5-M1
                 (COLLEGE & UNIVERSITY REVENUE,
                 HARRIS TRUST SAVINGS BANK LOC)ss+/-                                 0.26         10/01/2032             4,350,000
     3,950,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
                 6H (OTHER REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                          0.28         10/01/2032             3,950,000
       785,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.30         05/15/2034               785,000
       650,000   PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.30         04/15/2036               650,000
       340,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT
                 (IDR, US BANK NA LOC)ss+/-                                          0.47         10/01/2010               340,000
     4,865,000   PLYMOUTH MN MFHR AT THE LAKE APARTMENTS PROJECT
                 (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.36         08/01/2034             4,865,000
     2,100,000   ROCHESTER MN HEALTH CARE FACILITIES MAYO
                 FOUNDATION(HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.26         10/20/2010             2,100,000
       145,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT
                 (HCFR, US BANK NA LOC)ss+/-                                         0.25         10/01/2029               145,000
       975,000   RUSH CITY MN PLASTECH CORPORATION PROJECT (IDR,
                 US BANK NA LOC)ss+/-                                                0.42         09/01/2014               975,000
     2,000,000   ST. CLOUD MN HEALTH CENTRAL CARE SERIES C
                 (HEALTH, HOSPITAL & NURSING HOME REVENUE,
                 ASSURED GUARANTY)ss+/-                                              0.27         05/01/2042             2,000,000
     2,775,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A
                 (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                           0.38         10/01/2037             2,775,000
     3,760,000   ST. CLOUD MN CENRACARE HEALTH SERIES A (HOSPITAL
                 REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                              0.24         05/01/2042             3,760,000
       475,000   ST. LOUIS PARK MN REFUNDING MFHR NEWPORT ON SEVEN
                 APARTMENTS PROJECT SERIES 2001
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.36         09/15/2031               475,000
       650,000   ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG
                 LOC)ss+/-                                                           0.26         12/01/2028               650,000
       375,000   ST. PAUL MN PORT AUTHORITY (OTHER REVENUE,
                 DEUTSCHE BANK AG LOC)ss+/-                                          0.26         12/01/2028               375,000
     2,515,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER
                 FOUNDATION SERIES 06-3
                 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW
                 YORK LOC)ss+/-                                                      0.26         04/01/2036             2,515,000
     1,425,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
                 SERIES 13-FF
                 (IDR, DEUTSCHE BANK AG LOC)ss+/-                                    0.26         03/01/2029             1,425,000
     2,600,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING
                 SERIES 14-S
                 (OTHER REVENUE, DEUTSCHE BANK AG LOC)ss+/-                          0.26         12/01/2028             2,600,000
       370,000   ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 9BB
                 (OTHER REVENUE,
                 DEUTSCHE BANK AG LOC)ss+/-                                          0.26         03/01/2029               370,000
       350,000   ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING
                 COMPANY PROJECT
                 SERIES A (IDR, US BANK NA LOC)ss+/-                                 0.47         05/01/2016               350,000
     4,200,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT
                 WESTGATE OFFICE & INDUSTRIAL CENTER PROJECT
                 (IDR, US BANK NA LOC)ss+/-                                          0.27         02/01/2015             4,200,000
     3,800,000   STEVENS COUNTY MN SOLID WASTE DISPOSAL RIVERVIEW
                 DAIRY PROJECT SERIES 2007
                 (RESOURCE RECOVERY REVENUE, AGCOUNTRY FARM
                 CREDIT LOC)ss+/-                                                    0.43         08/01/2032             3,800,000
       665,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR,
                 US BANK NA LOC)ss+/-                                                0.35         03/01/2018               665,000
     3,100,000   SWIFT COUNTY MN SOLID WASTE DISPOSAL RB EAST
                 DUBLIN DAIRY LLP PROJECT
                 SERIES 2008 (RESOURCE RECOVERY REVENUE,
                 AGCOUNTRY FARM CREDIT LOC)ss+/-                                     0.30         04/01/2033             3,100,000
     2,115,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE &
                 UNIVERSITY REVENUE,
                 GO OF UNIVERSITY INSURED)ss+/-                                      0.31         08/15/2031             2,115,000
       175,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE &
                 UNIVERSITY REVENUE,
                 GO OF UNIVERSITY INSURED)ss+/-                                      0.31         12/01/2036               175,000
TOTAL MUNICIPAL BONDS & NOTES (COST $100,995,000)                                                                      100,995,000
                                                                                                                ------------------

                   38 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MINNESOTA MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                                                        VALUE
--------------   ------------------------------------------------------------                                   ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $100,995,000)                                                     99.69%                                  $      100,995,000
OTHER ASSETS AND LIABILITIES, NET                                        0.31                                              319,031
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      101,314,031
                                                                       ------                                   ------------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

(q)  Credit enhancement is provided by an affiliate.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 39


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 0.33%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.33%
$    1,000,000   FHLMCss+/-                                                          0.52%        09/03/2010    $        1,000,001
     1,000,000   FHLMCss+/-                                                          0.51         09/10/2010             1,000,003
    29,000,000   FHLMCss+/-                                                          0.23         02/02/2012            28,966,809
TOTAL AGENCY SECURITIES (COST $30,966,813)                                                                              30,966,813
                                                                                                                ------------------
BANKERS ACCEPTANCE NOTES: 0.60%
     7,300,000   BANK OF AMERICA NA##                                                0.49         09/07/2010             7,299,307
     1,400,000   BANK OF AMERICA NA##                                                0.55         09/16/2010             1,399,656
     5,062,370   BANK OF AMERICA NA##                                                0.58         09/20/2010             5,060,740
    43,105,307   BANK OF AMERICA NA##                                                0.36         09/30/2010            43,092,461
TOTAL BANKERS ACCEPTANCE NOTES (COST $56,852,164)                                                                       56,852,164
                                                                                                                ------------------
CERTIFICATES OF DEPOSIT: 9.36%
    25,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.33         12/10/2010            25,000,000
    68,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.32         02/14/2011            68,000,000
    55,000,000   ALLIED IRISH BANKS+/-                                               0.51         06/24/2011            55,000,000
    23,000,000   ALLIED IRISH BANKS+/-                                               0.53         07/12/2011            23,000,000
    32,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.34         01/25/2011            32,000,000
    26,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                          0.17         09/03/2010            25,999,624
    53,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.38         06/16/2011            53,000,000
    23,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.31         06/28/2011            23,000,000
    35,000,000   BARCLAYS BANK PLC+/-                                                0.51         01/21/2011            35,000,000
     9,000,000   BARCLAYS BANK PLC+/-                                                0.80         04/29/2011             9,000,000
     7,400,000   CREDIT AGRICOLE+/-                                                  0.65         09/09/2010             7,400,000
    82,000,000   DEXIA CREDIT LOCAL SA+/-                                            0.42         09/07/2010            82,000,000
    10,000,000   DEXIA CREDIT LOCAL SA+/-                                            0.44         08/01/2027            10,000,000
    48,000,000   DG BANK (NEW YORK)                                                  0.57         09/20/2010            48,000,000
    50,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.52         11/12/2010            50,000,000
    19,000,000   NATIXIS CORPORATION+/-                                              0.74         02/04/2011            19,000,000
    50,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.27         10/19/2010            50,000,000
     5,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.30         01/06/2011             5,000,000
    11,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.29         01/07/2011            11,000,000
    54,000,000   ROYAL BANK OF SCOTLAND PLC+/-                                       0.96         04/26/2011            54,000,000
    15,000,000   SKANDINAVISKA ENSKILDA BANKEN AB                                    0.33         09/01/2010            15,000,000
    10,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.36         02/22/2011            10,000,000
     5,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      1.33         05/05/2011             5,000,000
    47,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.65         08/12/2011            47,000,000
    25,000,000   TD BANK FINANCIAL GROUP+/-                                          0.30         02/04/2011            25,000,339
     3,000,000   UNICREDIT SPA (NEW YORK)                                            0.48         09/10/2010             3,000,022
    65,000,000   UNICREDIT SPA (NEW YORK)                                            0.44         09/14/2010            65,000,000
    28,000,000   WESTPAC BANKING CORPORATION+/-++                                    0.54         09/17/2010            28,000,045
TOTAL CERTIFICATES OF DEPOSIT (COST $883,400,030)                                                                      883,400,030
                                                                                                                ------------------
COMMERCIAL PAPER: 52.61%
    26,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.16         09/02/2010            25,999,762
    17,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.25         09/16/2010            16,998,088
    11,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.55         11/08/2010            10,988,364
    10,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.54         11/15/2010             9,988,542
    32,000,000   ABN AMRO FUNDING USA LLC++##                                        0.27         09/10/2010            31,997,589
     6,000,000   ABN AMRO FUNDING USA LLC++##                                        0.27         09/13/2010             5,999,420
     3,800,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.41         10/29/2010             3,797,429
     5,700,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.39         11/05/2010             5,695,883

                   40 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    3,600,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.43%        11/09/2010    $        3,596,964
    13,900,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.39         11/10/2010            13,889,189
     4,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.65         09/01/2010             4,000,000
    22,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.32         09/02/2010            21,999,603
    23,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.43         09/03/2010            22,999,169
     3,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.56         09/07/2010             2,999,675
    25,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.20         09/03/2010            24,999,583
     9,030,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.41         09/08/2010             9,029,175
    14,300,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.41         09/10/2010            14,298,356
    10,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.31         09/15/2010             9,998,717
     6,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.31         09/20/2010             5,998,955
     2,100,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.55         10/06/2010             2,098,836
     2,200,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.54         10/12/2010             2,198,621
     8,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.53         10/14/2010             7,994,840
    26,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                              0.42         10/20/2010            26,000,000
    50,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                              0.38         01/11/2011            50,000,000
     4,000,000   ARABELLA FINANCE LLC++##(p)                                         0.50         09/10/2010             3,999,450
    10,000,000   ARABELLA FINANCE LLC++##(p)                                         0.51         09/13/2010             9,998,167
     2,000,000   ARABELLA FINANCE LLC++##(p)                                         0.51         09/14/2010             1,999,603
     2,000,000   ARABELLA FINANCE LLC++##(p)                                         0.51         09/15/2010             1,999,572
     5,000,000   ARABELLA FINANCE LLC++##(p)                                         0.54         09/27/2010             4,997,978
    27,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.60         09/01/2010            27,000,000
    38,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.43         09/23/2010            37,989,599
    24,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.54         10/12/2010            23,984,967
    43,100,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.54         10/13/2010            43,072,344
    17,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.46         10/27/2010            16,987,571
    23,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.39         11/10/2010            22,982,111
    10,500,000   ASB FINANCE LIMITED (LONDON)++                                      0.42         12/08/2010            10,500,293
    21,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.41         12/13/2010            21,000,602
    16,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.39         01/10/2011            16,000,000
    18,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.60         01/12/2011            17,999,672
    43,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.34         01/27/2011            42,970,578
    36,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.39         02/01/2011            35,974,080
    10,500,000   ASB FINANCE LIMITED (LONDON)++                                      0.66         04/18/2011            10,500,654
    14,800,000   ASPEN FUNDING CORPORATION++##(p)                                    0.29         09/15/2010            14,798,216
    17,400,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.49         10/04/2010            17,392,025
    12,900,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.44         10/18/2010            12,892,421
     9,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.33         10/21/2010             8,995,750
    21,200,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.40         10/25/2010            21,186,962
     2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.43         10/26/2010             1,998,656
     9,800,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.39         11/01/2010             9,793,358
    24,500,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.23         09/08/2010            24,498,726
    33,500,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.23         09/10/2010            33,497,823
    49,000,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.24         09/14/2010            48,995,399
     2,500,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.28         11/03/2010             2,498,775
     1,869,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.28         11/10/2010             1,867,982
    11,000,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.28         11/29/2010            10,992,386
    10,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.28         09/13/2010             9,999,000
     5,200,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.50         09/14/2010             5,198,990
     4,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.40         09/15/2010             3,999,331
     2,307,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.29         09/20/2010             2,306,623
     5,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.49         10/18/2010             4,996,703
     4,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.33         10/26/2010             3,997,922
     8,000,000   BANQUE ET CAISSE D'EPARGNE DE E'TAT##                               0.25         09/30/2010             7,998,324
     7,000,000   BARTON CAPITAL CORPORATION++##(p)                                   0.27         10/06/2010             6,998,094
    19,000,000   BEETHOVEN FUNDING CORPORATION++##(p)                                0.21         09/02/2010            18,999,778

                   Wells Fargo Advantage Money Market Funds 41


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   12,800,000   BG ENERGY FINANCE INCORPORATED++##                                  0.55%        09/27/2010    $       12,794,731
    23,000,000   BGL BNP PARIBAS SA##                                                0.30         09/08/2010            22,998,479
    45,000,000   BGL BNP PARIBAS SA##                                                0.55         09/29/2010            44,980,049
    19,600,000   BGL BNP PARIBAS SA##                                                0.56         10/05/2010            19,589,264
     1,500,000   BGL BNP PARIBAS SA##                                                0.49         10/28/2010             1,498,813
    72,000,000   BGL BNP PARIBAS SA##                                                0.65         11/09/2010            71,908,920
    34,000,000   BGL BNP PARIBAS SA##                                                0.40         11/10/2010            33,972,895
     3,000,000   BNZ INTERNATIONAL FUNDING LIMITED++##                               0.31         12/07/2010             2,997,494
    15,700,000   BPCE SA++##                                                         0.42         09/13/2010            15,697,645
    15,300,000   BPCE SA++##                                                         0.45         11/08/2010            15,286,706
    30,000,000   BPCE SA++##                                                         0.45         12/01/2010            29,965,876
    21,400,000   CAFCO LLC++##(p)                                                    0.50         10/06/2010            21,389,390
    10,600,000   CAFCO LLC++##(p)                                                    0.35         11/04/2010            10,593,216
     8,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.53         10/07/2010             7,995,680
     7,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.52         10/08/2010             6,996,187
    42,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.49         10/18/2010            41,972,583
    64,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.47         10/20/2010            63,958,187
    13,700,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.46         10/22/2010            13,690,878
    16,600,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.41         10/28/2010            16,589,065
     5,200,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.37         11/03/2010             5,196,542
    20,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.37         11/10/2010            19,985,222
    21,200,000   CHARIOT FUNDING LLC++##(p)                                          0.23         09/15/2010            21,197,939
     2,000,000   CHARIOT FUNDING LLC++##(p)                                          0.27         12/03/2010             1,998,605
    11,700,000   CHARTA LLC++##(p)                                                   0.45         09/16/2010            11,697,660
     8,600,000   CHARTA LLC++##(p)                                                   0.49         10/04/2010             8,595,980
     9,000,000   CHARTA LLC++##(p)                                                   0.50         10/08/2010             8,995,283
    11,300,000   CHARTA LLC++##(p)                                                   0.39         11/02/2010            11,292,216
     5,300,000   CHARTA LLC++##(p)                                                   0.35         11/03/2010             5,296,661
     5,300,000   CHARTA LLC++##(p)                                                   0.35         11/05/2010             5,296,555
     7,200,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.34         09/15/2010             7,198,992
    14,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.51         10/06/2010            13,992,922
    39,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.51         10/07/2010            38,979,720
    10,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.51         10/08/2010             9,994,655
    26,000,000   COMMERZBANK US FINANCE##                                            0.30         09/01/2010            26,000,000
    25,000,000   COMMERZBANK US FINANCE##                                            0.24         09/09/2010            24,998,500
    15,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.30         09/02/2010            14,999,754
     4,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.52         09/08/2010             3,999,541
    28,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.55         09/15/2010            27,993,576
     6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.54         09/20/2010             5,998,195
    27,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.56         09/21/2010            26,991,150
    27,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.56         09/22/2010            26,990,708
    17,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.55         09/24/2010            16,993,809
    13,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.55         09/29/2010            12,994,237
    17,100,000   CRC FUNDING LLC++##(p)                                              0.49         10/04/2010            17,092,006
    10,000,000   CRC FUNDING LLC++##(p)                                              0.50         10/08/2010             9,994,759
    10,600,000   CRC FUNDING LLC++##(p)                                              0.35         11/04/2010            10,593,216
    29,000,000   CREDIT INDUSTRIAL ET COMMERCIAL - NEW YORK                          0.70         10/01/2010            29,000,000
     6,000,000   CREDIT SUISSE (NEW YORK)##                                          0.26         09/16/2010             5,999,300
     8,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.39         09/03/2010             7,999,737
    15,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.51         09/07/2010            14,998,525
     5,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.52         09/08/2010             4,999,426
    35,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.52         09/09/2010            34,995,410
    27,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.53         09/10/2010            26,996,018
    31,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/15/2010            30,992,887
     6,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.38         09/16/2010             5,999,000
    14,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.56         09/17/2010            13,996,329

                   42 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    7,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.54%        09/22/2010    $        6,997,673
    21,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/23/2010            20,992,685
     4,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/24/2010             3,998,543
     6,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/29/2010             5,997,340
    14,200,000   DANSKE CORPORATION++##                                              0.43         09/30/2010            14,194,853
    37,000,000   DANSKE CORPORATION++##                                              0.39         10/25/2010            36,977,800
    34,500,000   DANSKE CORPORATION++##                                              0.49         11/15/2010            34,464,063
     4,000,000   DANSKE CORPORATION++##                                              0.42         12/10/2010             3,995,333
     3,150,000   DANSKE CORPORATION++##                                              0.42         12/17/2010             3,146,068
    26,000,000   DEXIA DELAWARE##                                                    0.32         09/03/2010            25,999,299
    20,000,000   DEXIA DELAWARE##                                                    0.43         09/27/2010            19,993,500
    14,400,000   DISTRICT OF COLUMBIA WATER AND SEWER AUTHORITY                      0.28         10/14/2010            14,400,000
     7,000,000   EBBETS FUNDING LLC++##(p)                                           0.30         09/03/2010             6,999,825
    12,000,000   EBBETS FUNDING LLC++##(p)                                           0.51         09/14/2010            11,997,617
    13,000,000   EBBETS FUNDING LLC++##(p)                                           0.53         09/24/2010            12,995,432
     8,200,000   ENI COORDINATION CENTER SA++##                                      0.27         09/21/2010             8,198,724
     5,850,000   ENI COORDINATION CENTER SA++##                                      0.34         09/29/2010             5,848,408
     1,078,000   FAIRWAY FINANCE CORPORATION++##(p)                                  0.28         11/15/2010             1,077,371
    52,500,000   FORTIS FUNDING LLC++##                                              0.59         10/04/2010            52,470,644
    10,700,000   GEMINI SECURITIZATION CORPORATION LLC++##(p)                        0.29         09/09/2010            10,699,215
    15,000,000   GEMINI SECURITIZATION CORPORATION LLC++##(p)                        0.24         09/15/2010            14,998,483
     5,000,000   GEMINI SECURITIZATION CORPORATION LLC++##(p)                        0.26         09/24/2010             4,999,138
     4,300,000   GOVCO LLC++##(p)                                                    0.44         09/17/2010             4,299,102
     1,000,000   GOVCO LLC++##(p)                                                    0.28         11/30/2010               999,300
    10,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.55         09/14/2010             9,997,869
    13,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.53         09/09/2010            12,998,267
     6,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.28         09/22/2010             5,998,985
    37,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.54         10/08/2010            36,979,085
    14,100,000   GRAMPIAN FUNDING LLC++##(p)                                         0.54         10/12/2010            14,091,167
    44,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.54         10/13/2010            43,971,767
     4,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.50         10/19/2010             3,997,280
     8,100,000   GRAMPIAN FUNDING LLC++##(p)                                         0.46         10/22/2010             8,094,607
    10,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.39         11/08/2010             9,992,444
    10,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.36         11/10/2010             9,992,806
    30,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.36         11/16/2010            29,977,200
    56,600,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.39         09/29/2010            56,582,102
    10,900,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.43         09/29/2010            10,896,185
     2,000,000   INTESA FUNDING LLC##                                                0.30         09/01/2010             2,000,000
    48,000,000   INTESA FUNDING LLC##                                                0.28         09/16/2010            47,994,000
    19,000,000   IRISH PERMANENT TREASURY++##                                        0.27         09/02/2010            18,999,710
    14,000,000   IRISH PERMANENT TREASURY++##                                        0.47         09/07/2010            13,998,717
     4,000,000   JUPITER SECURITIZATION COMPANIES LLC++##(p)                         0.27         12/03/2010             3,997,210
    66,000,000   LEGACY CAPITAL COMPANY++##(p)                                       0.55         09/15/2010            65,984,857
     8,000,000   LEGACY CAPITAL COMPANY++##(p)                                       0.56         09/17/2010             7,997,902
     7,000,000   LEGACY CAPITAL COMPANY++##(p)                                       0.55         09/24/2010             6,997,451
    19,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.29         09/02/2010            18,999,689
    22,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.51         09/07/2010            21,997,836
    38,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/14/2010            37,991,904
     6,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.52         09/15/2010             5,998,697
    38,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/16/2010            37,990,658
     3,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.56         09/21/2010             2,999,017
     4,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/23/2010             3,998,607
     6,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/24/2010             5,997,815
    16,000,000   LIBERTY STREET FUNDING COMPANY++##(p)                               0.27         09/01/2010            16,000,000
    13,000,000   LMA AMERICAS LLC++##(p)                                             0.17         09/03/2010            12,999,812

                   Wells Fargo Advantage Money Market Funds 43


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    2,600,000   LMA AMERICAS LLC++##(p)                                             0.37%        09/15/2010    $        2,599,596
     5,700,000   LMA AMERICAS LLC++##(p)                                             0.38         09/21/2010             5,698,733
    11,000,000   LMA AMERICAS LLC++##(p)                                             0.27         09/23/2010            10,998,118
    16,000,000   LMA AMERICAS LLC++##(p)                                             0.33         10/18/2010            15,992,898
    10,700,000   LMA AMERICAS LLC++##(p)                                             0.45         10/25/2010            10,692,715
     6,700,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS##                             0.31         10/14/2010             6,697,439
    10,400,000   LOUIS DREYFUS CORPORATION##                                         0.52         09/08/2010            10,398,807
    56,500,000   MATCHPOINT MASTER TRUST++##(p)                                      0.25         09/13/2010            56,494,993
    28,000,000   MATCHPOINT MASTER TRUST++##(p)                                      0.25         09/27/2010            27,994,742
     4,000,000   MATCHPOINT MASTER TRUST++##(p)                                      0.46         10/21/2010             3,997,416
     3,300,000   MATCHPOINT MASTER TRUST++##(p)                                      0.44         10/22/2010             3,297,896
    11,300,000   MATCHPOINT MASTER TRUST++##(p)                                      0.39         11/03/2010            11,292,090
    10,500,000   MATCHPOINT MASTER TRUST++##(p)                                      0.36         11/05/2010            10,492,985
    14,000,000   MATCHPOINT MASTER TRUST++##(p)                                      0.34         11/10/2010            13,990,744
    12,400,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.24         09/08/2010            12,399,325
     1,000,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.24         09/24/2010               999,840
    12,100,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.49         10/12/2010            12,093,110
    17,000,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.33         11/12/2010            16,988,780
    14,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/20/2010            13,997,931
    18,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/21/2010            17,997,200
    47,000,000   NATEXIS BANQUES POPULAIRES##                                        0.63         10/01/2010            46,974,542
    21,400,000   NATEXIS BANQUES POPULAIRES##                                        0.68         10/06/2010            21,385,436
    12,500,000   NATIONWIDE BUILDING SOCIETY++##                                     0.52         09/20/2010            12,496,371
    21,600,000   NATIONWIDE BUILDING SOCIETY++##                                     0.52         10/07/2010            21,588,552
     9,000,000   NATIONWIDE BUILDING SOCIETY++##                                     0.52         10/08/2010             8,995,098
     8,000,000   NATIONWIDE BUILDING SOCIETY++##                                     0.42         12/15/2010             7,990,200
    18,000,000   NEWPORT FUNDING CORPORATION++##(p)                                  0.26         09/22/2010            17,997,165
    13,700,000   NEWPORT FUNDING CORPORATION++##(p)                                  0.43         10/21/2010            13,691,628
    10,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.25         09/08/2010             9,999,436
    16,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.51         10/12/2010            16,590,169
    11,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.51         10/13/2010            11,592,963
     3,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.27         10/29/2010             3,598,434
    15,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.36         11/03/2010            14,990,288
    13,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.36         11/05/2010            13,590,914
    13,200,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.36         11/09/2010            13,190,639
     6,000,000   OAKLAND-ALAMEDA COUNTY+/-                                           0.30         09/07/2010             6,000,000
     2,800,000   PORT OF OAKLAND CALIFORNIA+/-                                       0.31         10/14/2010             2,798,930
    11,000,000   PRUDENTIAL PLC++##                                                  0.47         09/01/2010            11,000,000
    13,000,000   PRUDENTIAL PLC++##                                                  0.28         09/22/2010            12,997,801
    44,500,000   RANGER FUNDING COMPANY LLC++##(p)                                   0.25         09/13/2010            44,495,995
     6,000,000   RANGER FUNDING COMPANY LLC++##(p)                                   0.27         10/19/2010             5,997,760
    25,700,000   RBS HOLDINGS USA INCORPORATED++                                     0.61         10/08/2010            25,683,360
    14,000,000   REGENCY MARKETS #1 LLC++##(p)                                       0.18         09/03/2010            13,999,790
    42,100,000   RHEIN-MAIN SECURITY LIMITED++##(p)                                  0.61         10/12/2010            42,070,273
    35,000,000   RHEIN-MAIN SECURITY LIMITED++##(p)                                  0.54         10/15/2010            34,976,350
     8,000,000   RHEIN-MAIN SECURITY LIMITED++##(p)                                  0.55         11/15/2010             7,990,667
    42,100,000   RHEINGOLD SECURITIZATION++##(p)                                     0.46         09/20/2010            42,089,343
    12,200,000   RHEINGOLD SECURITIZATION++##(p)                                     0.61         10/12/2010            12,191,385
    37,100,000   RHEINGOLD SECURITIZATION++##(p)                                     0.59         10/15/2010            37,072,793
     6,000,000   RHEINGOLD SECURITIZATION++##(p)                                     0.59         10/26/2010             5,994,500
    12,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.42         09/14/2010            11,998,050
     2,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.43         09/22/2010             1,999,475
     8,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.43         09/24/2010             7,997,700
     1,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.44         10/18/2010               999,413
     2,500,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/08/2010             2,499,854

                   44 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   11,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26%        09/21/2010    $       10,998,350
     2,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/22/2010             1,999,685
     2,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/22/2010             1,999,685
    36,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/24/2010            35,993,777
    14,100,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.56         09/28/2010            14,093,867
     5,800,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.49         10/04/2010             5,797,342
     9,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.52         10/05/2010             8,995,410
    10,700,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.52         10/12/2010            10,693,542
     7,000,000   SALISBURY RECEIVABLES COMPANY LLC++##(p)                            0.23         09/13/2010             6,999,417
     5,200,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.35         09/02/2010             5,200,000
     7,000,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.40         09/02/2010             7,000,000
    12,500,000   SCALDIS CAPITAL LLC++##(p)                                          0.40         09/03/2010            12,499,583
     3,000,000   SCALDIS CAPITAL LLC++##(p)                                          0.53         09/09/2010             2,999,600
     6,000,000   SCALDIS CAPITAL LLC++##(p)                                          0.54         09/10/2010             5,999,100
     9,000,000   SCALDIS CAPITAL LLC++##(p)                                          0.57         09/20/2010             8,997,150
    13,300,000   SCALDIS CAPITAL LLC++##(p)                                          0.55         09/28/2010            13,294,344
    31,000,000   SCALDIS CAPITAL LLC++(p)##                                          0.53         10/15/2010            30,979,540
    12,600,000   SCALDIS CAPITAL LLC++(p)##                                          0.50         10/19/2010            12,591,432
     7,300,000   SCALDIS CAPITAL LLC++(p)##                                          0.44         10/27/2010             7,294,890
    20,000,000   SHEFFIELD RECEIVABLES CORPORATION++(p)##                            0.23         09/16/2010            19,997,917
    26,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.29         09/07/2010            25,998,548
    18,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.28         09/10/2010            17,998,583
    25,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.30         09/17/2010            24,996,500
     9,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.30         09/23/2010             8,998,295
    25,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.29         09/28/2010            24,994,281
    20,600,000   SOLITAIRE FUNDING LLC++(p)##                                        0.24         09/08/2010            20,598,879
    10,000,000   SOLITAIRE FUNDING LLC++(p)##                                        0.52         09/10/2010             9,998,551
    44,500,000   SOLITAIRE FUNDING LLC++(p)##                                        0.26         09/13/2010            44,495,847
     8,100,000   SOLITAIRE FUNDING LLC++(p)##                                        0.55         09/28/2010             8,096,538
     1,400,000   SOLITAIRE FUNDING LLC++(p)##                                        0.52         10/18/2010             1,399,031
    18,000,000   SOLITAIRE FUNDING LLC++(p)##                                        0.47         10/21/2010            17,988,000
     1,000,000   SOLITAIRE FUNDING LLC++(p)##                                        0.43         10/25/2010               999,340
     3,600,000   SOLITAIRE FUNDING LLC++(p)##                                        0.37         10/26/2010             3,597,910
     8,400,000   SOLITAIRE FUNDING LLC++(p)##                                        0.42         11/01/2010             8,393,880
    28,200,000   SOLITAIRE FUNDING LLC++(p)##                                        0.34         11/15/2010            28,180,025
     7,400,000   STARBIRD FUNDING CORPORATION++(p)##                                 0.54         09/16/2010             7,398,211
     8,000,000   STARBIRD FUNDING CORPORATION++(p)##                                 0.46         10/21/2010             7,994,778
     3,600,000   STARBIRD FUNDING CORPORATION++(p)##                                 0.28         11/30/2010             3,597,480
     2,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.22         09/08/2010             1,999,903
     5,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.22         09/09/2010             4,999,722
     2,500,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.33         10/13/2010             2,499,008
     7,600,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.33         10/14/2010             7,596,914
     3,400,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.33         10/18/2010             3,398,491
     8,800,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.30         10/25/2010             8,795,908
    21,619,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.31         11/01/2010            21,607,644
    32,200,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.31         11/01/2010            32,183,086
    38,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.29         11/02/2010            37,981,021
    11,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.23         11/16/2010            10,994,659
     3,000,000   SURREY FUNDING CORPORATION++(p)##                                   0.26         09/27/2010             2,999,415
     2,000,000   SURREY FUNDING CORPORATION++(p)##                                   0.29         11/17/2010             1,998,759
     6,400,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.40         09/10/2010             6,399,296
    34,000,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.41         09/13/2010            33,995,013
     6,000,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.56         09/17/2010             5,998,400
     8,000,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.54         10/07/2010             7,995,520
     1,500,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.51         10/20/2010             1,498,938
     7,300,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.50         10/22/2010             7,294,736

                   Wells Fargo Advantage Money Market Funds 45


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    5,600,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.43%        11/02/2010    $        5,595,756
     9,700,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.41         11/05/2010             9,692,644
    10,200,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.37         09/07/2010            10,199,269
    38,500,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.34         09/13/2010            38,495,330
    20,100,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.31         10/06/2010            20,093,747
     9,000,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.63         10/07/2010             8,994,150
    28,000,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.51         10/13/2010            27,983,013
     5,947,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.31         11/18/2010             5,943,006
     8,500,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.44         12/07/2010             8,489,923
    17,000,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.74         01/07/2011            16,954,667
     3,600,000   THUNDER BAY FUNDING LLC++(p)##                                      0.27         12/09/2010             3,597,327
     3,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         11/29/2010             2,997,775
     2,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         11/30/2010             1,998,500
     2,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         12/01/2010             1,998,483
    24,000,000   UBS FINANCE DELAWARE LLC##                                          0.58         09/27/2010            23,989,600
    21,400,000   UBS FINANCE DELAWARE LLC##                                          0.66         11/08/2010            21,372,917
     5,000,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.24         09/02/2010             4,999,932
    32,900,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.40         09/03/2010            32,898,904
     5,000,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.38         09/08/2010             4,999,582
    23,600,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.68         10/01/2010            23,586,234
    13,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.53         09/07/2010            12,998,657
     7,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.54         09/08/2010             6,999,156
     2,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.55         09/09/2010             1,999,724
    16,500,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.58         09/17/2010            16,495,454
    24,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.61         10/12/2010            23,983,053
    16,400,000   VICTORY RECEIVABLES CORPORATION++(p)##                              0.19         09/03/2010            16,399,745
    23,200,000   VICTORY RECEIVABLES CORPORATION++(p)##                              0.24         09/13/2010            23,197,962
     7,000,000   VICTORY RECEIVABLES CORPORATION++(p)##                              0.24         09/15/2010             6,999,292
    28,000,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.41         11/05/2010            28,000,000
     2,000,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.31         12/03/2010             1,998,398
    35,600,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.39         02/03/2011            35,574,390
    25,000,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.38         08/19/2011            25,000,000
     5,200,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.42         09/01/2010             5,200,000
     4,700,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.24         09/02/2010             4,699,938
     6,000,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.35         09/07/2010             5,999,590
     4,600,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.43         09/23/2010             4,598,735
     7,000,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.39         11/04/2010             6,995,022
    47,000,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.36         11/16/2010            46,964,280
TOTAL COMMERCIAL PAPER (COST $4,966,902,928)                                                                         4,966,902,928
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 4.46%
ENERGY: 0.02%
ENERGY EQUIPMENT & SERVICES: 0.02%
     1,900,000   SEARIVER MARITIME INCORPORATED(i)ss                                 0.55         10/01/2011             1,900,000
                                                                                                                ------------------
FINANCIALS: 4.36%
CAPITAL MARKETS: 0.10%
     7,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                              0.59         08/15/2011             7,010,104
     2,000,000   MORGAN STANLEYss                                                    1.39         12/01/2011             2,022,731
                                                                                                                         9,032,835
                                                                                                                ------------------
COMMERCIAL BANKS: 0.55%
    34,000,000   PNC FUNDING CORPORATION                                             0.82         06/22/2011            34,090,989
    11,000,000   STATE STREET BANK & TRUST COMPANY SERIES FRN                        0.74         09/15/2011            11,029,251
     7,000,000   WESTPAC BANKING CORPORATION++                                       0.66         04/19/2011             7,004,911
                                                                                                                        52,125,151
                                                                                                                ------------------

                   46 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CONSUMER FINANCE: 0.32%
$   30,000,000   AMERICAN EXPRESS BANK FSBss                                         1.27%        12/09/2011    $       30,388,806
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 2.76%
    45,000,000   BANK OF AMERICA CORPORATIONss                                       1.07         12/02/2011            45,449,158
    81,000,000   BANK OF AMERICA CORPORATIONss                                       1.36         12/02/2011            81,891,613
     3,000,000   BANK OF SCOTLAND PLC++                                              0.60         12/08/2010             2,997,177
    37,000,000   CITIBANK NA                                                         0.58         09/30/2010            37,000,000
     1,000,000   CITIGROUP FUNDING INCORPORATED                                      0.35         11/15/2011               999,221
     7,700,000   CREDIT AGRICOLE SA (LONDON)                                         0.45         09/07/2010             7,699,320
    10,509,000   GBG LLC++ss                                                         0.28         09/01/2027            10,509,000
    18,000,000   GENERAL ELECTRIC CAPITAL CORPORATIONss                              1.47         12/09/2011            18,228,929
     2,500,000   INDEPENDENCE PLACE FORT CAMPBELL PATRIOTS LLCss                     0.35         01/01/2040             2,500,000
     3,000,000   JPMORGAN CHASE & COMPANYss                                          0.49         05/16/2011             3,001,707
    50,000,000   JPMORGAN CHASE & COMPANYss                                          1.07         12/02/2011            50,498,610
                                                                                                                       260,774,735
                                                                                                                ------------------
INSURANCE: 0.45%
    42,375,000   BERKSHIRE HATHAWAY INCORPORATED                                     0.39         02/10/2011            42,376,052
                                                                                                                ------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.16%
    15,430,000   LTF REAL ESTATE LLC+++/-ss                                          0.35         06/01/2033            15,430,000
                                                                                                                ------------------
THRIFTS & MORTGAGE FINANCE: 0.02%
     2,000,000   US CENTRAL FEDERAL CREDIT UNION                                     0.52         10/19/2011             2,000,751
                                                                                                                ------------------
HEALTH CARE: 0.08%
HEALTH CARE PROVIDERS & SERVICES: 0.08%
     2,930,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                  0.26         11/15/2029             2,930,000
     4,500,000   BAPTIST HOSPITAL INCORPORATED+/-ss                                  0.34         02/01/2040             4,500,000
                                                                                                                         7,430,000
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $421,458,330)                                                                      421,458,330
                                                                                                                ------------------
MUNICIPAL BONDS & NOTESss: 9.76%
ALABAMA: 0.65%
    21,100,000   LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE +/-ss
                 SERIES A (UTILITIES REVENUE, SOCIETE GENERALE
                 LOC)+/-ss                                                           0.30         11/01/2027            21,100,000
    40,355,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY
                 PROJECT
                 SERIES 2007-A (NATURAL GAS REVENUE)+/-ss                            0.29         08/01/2027            40,355,000
                                                                                                                        61,455,000
                                                                                                                ------------------
ALASKA: 0.10%
     9,000,000   ALASKA HOUSING FINANCE CORPORATION (HOUSING REVENUE)+/-ss           0.24         12/01/2040             9,000,000
                                                                                                                ------------------
 ARIZONA: 0.15%
    14,465,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                     2.00         07/01/2036            14,465,000
                                                                                                                ------------------
CALIFORNIA: 2.44%
   21,910,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
               CALIFORNIA JEWISH
               HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH
               BANK PLC LOC)+/-ss                                                    1.00         11/15/2035            21,910,000
    2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
               CALIFORNIA OSHMAN FAMILY JEWISH
               COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
               NATIONAL BANK NA LOC)+/-ss                                            0.23         06/01/2037             2,000,000
   11,145,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
               CALIFORNIA MFHR GENEVA
               POINTE APARTMENTS A (HOUSING REVENUE, FNMA
               INSURED)+/-ss                                                         0.28         03/15/2037            11,145,000

                   Wells Fargo Advantage Money Market Funds 47


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    1,125,000   CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY PROJECT
                 SERIES 2007
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                 PLC LOC)+/-ss                                                       3.00%        04/01/2039    $        1,125,000
     8,450,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         10/01/2043             8,450,000
     6,500,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE
                 GENERALE LOC)+/-ss                                                  0.26         05/01/2040             6,500,000
     2,000,000   CALIFORNIA HEFA CATHOLIC HEALTHCARE
                 SERIES C (HCFR, MBIA INSURED)+/-ss                                  0.29         07/01/2020             2,000,000
     2,000,000   CALIFORNIA HFA PROGRAM SERIES A (HOUSING REVENUE,
                 FORTIS BANQUE LOC)+/-ss                                             0.28         08/01/2036             2,000,000
       200,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H (HCFR,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26         07/01/2035               200,000
     7,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES B
                 (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                 0.28         11/01/2026             7,000,000
     8,700,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C-7 (ELECTRIC REVENUE, AGM INSURED)+/-ss                     0.30         05/01/2022             8,700,000
    23,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C1 (POWER REVENUE, DEXIA CREDIT SA LOC)+/-ss                 0.28         05/01/2022            23,000,000
     8,640,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C13 (UTILITIES REVENUE, FIRST SECURITY
                 BANK LOC)+/-ss                                                      0.31         05/01/2022             8,640,000
     8,090,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6
                 (WATER REVENUE, AGM INSURED)+/-ss                                   0.27         05/01/2017             8,090,000
     2,000,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER
                 REVENUE, KBC BANK NV LOC)+/-ss                                      0.29         05/01/2040             2,000,000
     3,500,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING
                 SERIES Y (HOUSING REVENUE, FNMA INSURED)+/-ss                       0.29         08/01/2031             3,500,000
     3,500,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS
                 SERIES M (MFHR, FNMA INSURED)+/-ss                                  0.29         08/15/2034             3,500,000
     5,065,000   CAMARILLO CA HACIENDA DE CAMARILLO PROJECT (MFHR,
                 FNMA INSURED)+/-ss                                                  0.28         10/15/2026             5,065,000
     4,000,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS
                 SERIES B (MFHR, FHLMC INSURED)+/-ss                                 0.28         07/01/2036             4,000,000
     3,000,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO
                 WATER AGENCY
                 SERIES A (LEASE REVENUE, DEXIA CREDIT SA LOC)+/-ss                  0.29         03/01/2036             3,000,000
     6,500,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A
                 (MFHR, FHLMC INSURED)+/-ss                                          0.28         08/01/2018             6,500,000
       500,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE
                 APARTMENTS
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.27         10/01/2019               500,000
     8,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.30         09/01/2030             8,500,000
     4,000,000   ORANGE COUNTY CA COP SANITATION DISTRICT SERIES A
                 (LEASE REVENUE)+/-ss                                                0.25         08/01/2029             4,000,000
     4,000,000   ORANGE COUNTY CA COP SANITATION DISTRICTS SERIES
                 B (LEASE REVENUE)+/-ss                                              0.25         08/01/2030             4,000,000
    21,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.30         02/01/2035            21,000,000
    16,900,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA
                 NA LOC)+/-ss                                                        0.30         03/01/2037            16,900,000
     7,350,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.30         10/01/2035             7,350,000
     4,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD
                 APARTMENTS PROJECT ISSUE A
                 (MFHR, FHLMC INSURED)+/-ss                                          0.28         12/01/2022             4,000,000
     3,500,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT
                 SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                       0.28         01/15/2033             3,500,000
     3,500,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE
                 GARDEN APARTMENTS SERIES B
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.28         01/15/2035             3,500,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION
                 SERIES 37-C
                 (AIRPORT & MARINA REVENUE, FSA INSURED)+/-ss                        0.32         05/01/2029             5,000,000
     2,000,000   SAN FRANCISCO CA CITY & COUNTY FINANCE
                 CORPORATION CA MOSCONE CENTER
                 (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.30         04/01/2030             2,000,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY (MFHR, FNMA INSURED)+/-ss                                    0.28         06/15/2034             5,000,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY COMMUNITY
                 FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.26         08/01/2032             5,000,000
     1,800,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                 INSURED)+/-ss                                                       0.30         09/15/2032             1,800,000
                                                                                                                       230,375,000
                                                                                                                ------------------
COLORADO: 1.46%
     2,000,000   AURORA CO CHILDRENS HOSPITAL ASSOCIATION PROJECT-B
                 (HFFA REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      2.15         12/01/2036             2,000,000
     4,870,500   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
                 (HOUSING REVENUE,
                 GO OF AUTHORITY INSURED)+/-ss                                       0.40         10/01/2038             4,870,500

                   48 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$   47,980,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE
                 MULTIFAMILY PROJECT B II
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.29%        05/01/2049    $       47,980,000
    76,825,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES A
                 (LEASE REVENUE, AGM INSURED)+/-ss                                   0.38         12/15/2037            76,825,000
     6,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES B
                 (LEASE REVENUE, AGM INSURED)+/-ss                                   0.45         12/15/2037             6,000,000
                                                                                                                       137,675,500
                                                                                                                ------------------
CONNECTICUT: 0.05%
     5,000,000   NEW BRITAIN CT TAXABLE PENSION SERIES C (PROPERTY
                 TAX REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.36         02/01/2026             5,000,000
                                                                                                                ------------------
DELAWARE: 0.08%
     4,000,000   DELAWARE ECONOMIC DEVELOPMENT AGENCY CLEAN POWER
                 PROJECT SERIES 1997-D
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.31         08/01/2029             4,000,000
     3,000,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.30         08/01/2029             3,000,000
                                                                                                                         7,000,000
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 0.18%
     2,000,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2
                 (RECREATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         02/01/2036             2,000,000
     9,000,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY
                 (MISCELLANEOUS REVENUE,
                 PNC BANK NA LOC)+/-ss                                               0.26         04/01/2038             9,000,000
     5,000,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY
                 SUBSERIES D-2 (AIRPORT REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2039             5,000,000
                                                                                                                        16,000,000
                                                                                                                ------------------
 FLORIDA: 0.12%
     5,000,000   LEE MEMORIAL FL HEALTH SYSTEM SERIES B (HCFR, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.25         04/01/2033             5,000,000
     6,115,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY
                 (PRIVATE SCHOOL REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         06/01/2032             6,115,000
                                                                                                                        11,115,000
                                                                                                                ------------------
ILLINOIS: 0.02%
     1,000,000   CHICAGO IL MIDWAY AIRPORT (AIRPORT REVENUE)+/-ss                    0.29         01/01/2025             1,000,000
     1,000,000   COOK COUNTY IL GO (OTHER REVENUE, NORTHERN TRUST
                 CORPORATION LOC)+/-ss                                               0.26         11/01/2030             1,000,000
                                                                                                                         2,000,000
                                                                                                                ------------------
INDIANA: 0.05%
     5,000,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT
                 INDIANAPOLIS AIRPORT AUTHORITY PROJECT
                 SERIES 2008-C-1 (OTHER REVENUE, FSA INSURED)+/-ss                   0.31         01/01/2037             5,000,000
                                                                                                                ------------------
KENTUCKY: 0.07%
     6,200,000   WARREN COUNTY KY IDA (OTHER REVENUE)+/-ss                           0.45         12/01/2018             6,200,000
                                                                                                                ------------------
MARYLAND: 0.06%
     3,000,000   HOWARD COUNTY MD MULTIFAMILY HOUSING REFUNDING
                 REVENUE BOND+/-ss                                                   0.29         07/15/2033             3,000,000
     3,000,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                 DEVELOPMENT
                 SERIES 2007-J (HOUSING REVENUE, KBC BANK NV
                 LOC)+/-ss                                                           0.32         09/01/2031             3,000,000
                                                                                                                         6,000,000
                                                                                                                ------------------
MASSACHUSETTS: 0.14%
     2,450,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON
                 COLLEGE B
                 (OTHER REVENUE, CITIBANK NA LOC)+/-ss                               0.27         10/01/2031             2,450,000
     2,000,000   MASSACHUSETTS HEFA (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.27         10/01/2034             2,000,000

                   Wells Fargo Advantage Money Market Funds 49


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MASSACHUSETTS (continued)
$    2,000,000   MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION
                 SERIES A6 (TOLL REVENUE,
                 BANK OF AMERICA LOC)+/-ss                                           0.28%        01/01/2029    $        2,000,000
     2,500,000   MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION
                 SERIES A7
                 (TOLL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                        0.31         01/01/2029             2,500,000
     1,000,000   MASSACHUSETTS STATE HEFA SERIES N-3
                 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                0.26         10/01/2048             1,000,000
     2,810,000   MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E
                 (WATER REVENUE, GO OF AUTHORITY)+/-ss                               0.27         08/01/2037             2,810,000
                                                                                                                        12,760,000
                                                                                                                ------------------
MICHIGAN: 0.10%
     7,000,000   MICHIGAN HIGHER EDUCATION FACILITIES (EDUCATION
                 REVENUE)+/-ss                                                       0.26         09/01/2037             7,000,000
     2,000,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F
                 (AIRPORT REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.35         05/01/2020             2,000,000
                                                                                                                         9,000,000
                                                                                                                ------------------
MINNESOTA: 0.04%
     4,100,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR
                 GATEWAY APARTMENTS LP
                 SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK
                 NA LOC)+/-ss                                                        0.38         10/01/2038             4,100,000
                                                                                                                ------------------
MISSISSIPPI: 0.29%
    27,310,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.26         11/01/2028            27,308,859
                                                                                                                ------------------
NEBRASKA: 0.05%
     4,980,000   CENTRAL PLAINS NE NEBRASKA GAS PROJECT NO. 2
                 SERIES 2009 (NATURAL GAS REVENUE)+/-ss                              0.31         08/01/2039             4,980,000
                                                                                                                ------------------
  NEVADA: 0.06%
     6,000,000   CLARK COUNTY NV INDUSTRIAL DEVELOPMENT (OTHER
                 REVENUE)+/-ss                                                       0.35         03/01/2038             6,000,000
                                                                                                                ------------------
NEW HAMPSHIRE: 0.03%
     3,000,000   NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK OBLIGATION
                 SERIES A
                 (HCFR, AGM INSURED)+/-ss                                            0.36         08/01/2031             3,000,000
                                                                                                                ------------------
NEW JERSEY: 0.60%
     4,000,000   NEW JERSEY EDA NUI CORPORATION PROJECT SERIES A
                 (NATURAL GAS REVENUE)+/-ss                                          0.23         06/01/2026             4,000,000
     9,000,000   NEW JERSEY EDA SCHOOL FACILITIES SERIES R-1
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                       0.26         09/01/2031             9,000,000
     1,000,000   NEW JERSEY HEALTH CARE FACILITIES (HCFR, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.31         07/01/2041             1,000,000
    10,000,000   NEW JERSEY SPORT & EXPOSITION AUTHORITY (OTHER
                 REVENUE)+++/-ss                                                     0.36         11/15/2010            10,000,000
     9,550,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE
                 AGENCY TAXABLE SERIES 4
                 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)+/-ss                                                           0.50         11/01/2037             9,550,000
    13,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C
                 (TRANSIT REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         06/15/2032            13,000,000
    10,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D
                 (TOLLS ROAD REVENUE,
                 NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                         0.32         01/01/2018            10,000,000
                                                                                                                        56,550,000
                                                                                                                ------------------
NEW YORK: 0.65%
     1,000,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 147
                 (HOUSING
                 REVENUE, DEXIA CREDIT SA LOC)+/-ss                                  0.30         04/01/2037             1,000,000
     6,000,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                 (TRANSPORTATION REVENUE,
                 FIRST SECURITY BANK LOC)+++/-ss                                     0.32         11/15/2025             6,000,000
     1,600,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION
                 (HOUSING REVENUE)+/-ss                                              0.29         01/01/2016             1,600,000
    13,300,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY
                 CLASS A
                 (OTHER REVENUE, FGIC INSURED)+/-ss                                  0.31         07/15/2036            13,300,000
     6,000,000   NEW YORK NY SERIES E-2 (PROPERTY TAX REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         08/01/2034             6,000,000
     5,000,000   NEW YORK NY SUBSERIES C-3 (PROPERTY TAX REVENUE,
                 BNP PARIBAS LOC)+/-ss                                               0.26         08/01/2020             5,000,000
     1,000,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE
                 BNP PARIBAS LOC)+/-ss                                               0.27         08/01/2020             1,000,000
     3,000,000   NEW YORK STATE HOUSING FINANCE AGENCY (HOUSING
                 REVENUE)+/-ss                                                       0.27         11/01/2037             3,000,000

                   50 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------

NEW YORK (continued)
$   10,600,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600
                 WEST 42ND B
                 (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                          0.39%        11/01/2041    $       10,600,000
    10,400,000   NEW YORK STATE HOUSING FINANCE AGENCY VICTORY
                 HOUSING SERIES 2004-A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.28         11/01/2033            10,400,000
     3,000,000   ONONDAGA COUNTY NY CULTURE AND RECREATION
                 SYRACUSE UNIVERSITY PROJECT
                 SERIES A (OTHER REVENUE)+/-ss                                       0.27         12/01/2029             3,000,000
                                                                                                                        60,900,000
                                                                                                                ------------------
NORTH CAROLINA: 0.04%
     4,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION (HEALTH &
                 HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2037             4,000,000
                                                                                                                ------------------
NORTH DAKOTA: 0.02%
     1,900,000   NORTH DAKOTA STATE HFA SERIES B (HOUSING REVENUE,
                 GO OF AUTHORITY INSURED)+/-ss                                       0.29         07/01/2038             1,900,000
                                                                                                                ------------------
    OHIO: 0.49%
    21,700,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY
                 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                0.27         01/01/2037            21,700,000
     7,304,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE
                 SERIES I
                 (HOUSING REVENUE, GNMA INSURED)+/-ss                                0.26         09/01/2039             7,304,000
     8,658,000   OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES
                 PROGRAM
                 (HOUSING REVENUE, GNMA INSURED)+/-ss                                0.30         09/01/2029             8,658,000
     4,000,000   OHIO STATE HIGHER EDUCATION FACILITIES (EDUCATION
                 REVENUE)+/-ss                                                       0.30         01/15/2035             4,000,000
     4,900,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A
                 (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         11/01/2029             4,900,000
                                                                                                                        46,562,000
                                                                                                                ------------------
OREGON: 0.07%
     3,000,000   OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT
                 SERIES E
                 (HOUSING REVENUE, KBC BANK NV LOC)+/-ss                             0.32         07/01/2038             3,000,000
     3,782,000   UMATILLA INDIAN RESERVATION OR CONFEDERATED
                 TRIBES (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         12/01/2028             3,782,000
                                                                                                                         6,782,000
                                                                                                                ------------------
OTHER: 0.02%
     2,000,000   PUTTABLE FLOATING OPTION TAX- EXEMPT RECEIPTS 4202
                 (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss                           0.55         01/01/2030             2,000,000
                                                                                                                ------------------
PENNSYLVANIA: 0.34%
     4,000,000   BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR SERIES B
                 (IDR, CITIBANK NA LOC)+/-ss                                         0.28         12/01/2035             4,000,000
    13,000,000   DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA,
                 PNC BANK NA LOC)+/-ss                                               0.26         07/01/2037            13,000,000
    15,000,000   PHILADELPHIA PA SCHOOL DISTRICT (GO - LOCAL, BANK
                 OF AMERICA LOC)+/-ss                                                0.31         09/01/2030            15,000,000
                                                                                                                        32,000,000
                                                                                                                ------------------
SOUTH DAKOTA: 0.02%
     2,000,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR,
                 FNMA INSURED)+/-ss                                                  0.30         05/01/2037             2,000,000
                                                                                                                ------------------
TENNESSEE: 0.23%
     5,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE MUNICIPAL BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.27         11/01/2035             5,000,000
     2,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
                 COUNTY TN WEATHERLY RIDGE
                 APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-ss                   0.33         12/01/2041             2,000,000
     5,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE COUNTY LOAN POOL
                 SERIES 2008 (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         07/01/2038             5,000,000
    10,000,000   MUNICIPAL ENERGY ACQUISITION CORPORATION (GAS
                 REVENUE)+++/-ss                                                     0.32         12/01/2016            10,000,000
                                                                                                                        22,000,000
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds 51


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TEXAS: 0.68%
$   10,255,000   BEXAR COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION
                 (HCFR, JPMORGAN CHASE BANK NA LOC)+/-ss                             0.32%        12/01/2032    $       10,255,000
     5,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION HERMAN HEALTH
                 (RECREATIONAL REVENUE, JPMORGAN CHASE BANK NA
                 LOC)+/-ss                                                           0.26         06/01/2038             5,000,000
     5,300,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION YMCA GREATER
                 HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED
                 IRISH BANK LOC)+/-ss                                                1.00         06/01/2038             5,300,000
     1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION (OTHER REVENUE)+/-ss                                    0.34         06/01/2027             1,000,000
     4,000,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT
                 CORPORATION SOLID WASTE DISPOSAL
                 RB DEER PARK REFINING PROJECT SERIES A (RESOURCE
                 RECOVERY REVENUE)+/-ss                                              0.25         03/01/2023             4,000,000
     6,000,000   HOUSTON TX UTILITIES SYSTEM (WATER REVENUE, STATE
                 STREET CORPORATION LOC)+/-ss                                        0.26         05/15/2034             6,000,000
    10,000,000   MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION
                 (IDR, UBS AG LOC)+/-ss                                              0.24         08/01/2034            10,000,000
     2,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION
                 (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.33         04/01/2022             2,000,000
     6,000,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY (STUDENT
                 LOAN REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.35         12/01/2035             6,000,000
     7,000,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FALICITIES MOTIVA ENTERPRISES A (IDR)+/-ss                          0.25         04/01/2040             7,000,000
     4,480,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM
                 SERIES A (OTHER REVENUE,
                 NATIONAL AUSTRALIAN BANK NA LOC)+/-ss                               0.29         06/01/2045             4,480,000
     3,500,000   TYLER TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION MOTHER FRANCES HOSPITAL
                 SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                        0.31         07/01/2020             3,500,000
                                                                                                                        64,535,000
                                                                                                                ------------------
VERMONT: 0.15%
    14,000,000   VERMONT STATE STUDENT ASSISTANCE CORPORATION
                 (STUDENT LOAN REVENUE, LLOYDS TSB BANK PLC
                 LOC)+/-ss                                                           0.30         12/15/2040            14,000,000
                                                                                                                ------------------
VIRGINIA: 0.01%
     1,000,000   HARRISONBURG VA REDEVELOPMENT AND HOUSING
                 AUTHORITY (HOUSING REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.32         05/01/2026             1,000,000
                                                                                                                ------------------
WASHINGTON: 0.14%
     2,924,000   KING COUNTY WA HOUSING AUTHORITY SERIES A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.31         07/01/2035             2,924,000
     6,000,000   PORT TACOMA WA (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         12/01/2044             6,000,000
     4,650,000   WASHINGTON STATE HOUSING FINANCE COMMISSION
                 WHISPERWOOD APARTMENTS PROJECT
                 SERIES A (MFHR, FNMA INSURED)+/-ss                                  0.34         05/15/2035             4,650,000
                                                                                                                        13,574,000
                                                                                                                ------------------
WEST VIRGINIA: 0.02%
     2,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY
                 UNITED HEALTH SYSTEMS
                 SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         06/01/2041             2,000,000
                                                                                                                ------------------
WISCONSIN: 0.02%
     2,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT (HOUSING
                 REVENUE, FNMA LOC)+/-ss                                             0.35         09/01/2035             2,000,000
                                                                                                                ------------------
WYOMING: 0.12%
    11,000,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT
                 SERIES A
                 (PCR, BARCLAYS BANK PLC LOC)+/-ss                                   0.27         07/01/2015            11,000,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $921,237,359)                                                                      921,237,359
                                                                                                                ------------------
REPURCHASE AGREEMENTS(z): 11.84%
    20,000,000   BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010,
                 MATURITY VALUE $20,000,178(1)                                       0.32         09/01/2010            20,000,000
    11,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $11,000,101(2)                                       0.33         09/01/2010            11,000,000
   168,618,403   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $168,619,527(3)                                      0.24         09/01/2010           168,618,403
    64,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $64,000,462(4)                                       0.26         09/01/2010            64,000,000

                   52 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
REPURCHASE AGREEMENTS(z) (continued)
$   44,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED
                 08/31/2010,
                 MATURITY VALUE $44,000,306(5)                                       0.25%        09/01/2010    $       44,000,000
   147,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED
                 08/31/2010,
                 MATURITY VALUE $147,000,980(6)                                      0.24         09/01/2010           147,000,000
    37,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/31/2010,
                 MATURITY VALUE $37,000,267(7)                                       0.26         09/01/2010            37,000,000
    73,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010,
                 MATURITY VALUE $73,000,487(8)                                       0.24         09/01/2010            73,000,000
   131,000,000   DEUTSCHE BANK SECURITIES DATED 08/31/2010,
                 MATURITY VALUE $131,000,910(9)                                      0.25         09/01/2010           131,000,000
    29,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $29,000,193(10)                                      0.24         09/01/2010            29,000,000
    73,000,000   JPMORGAN SECURITIES DATED 08/31/2010, MATURITY
                 VALUE $73,000,507(11)                                               0.25         09/01/2010            73,000,000
   110,000,000   RBS SECURITIES INCORPORATED DATED 08/31/2010,
                 MATURITY VALUE $110,000,794(12)                                     0.26         09/01/2010           110,000,000
    94,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $94,000,627(13)                                      0.24         09/01/2010            94,000,000
   116,000,000   SOCIETE GENERALE (NEW YORK), DATED 08/31/2010,
                 MATURITY VALUE $116,000,806(14)                                     0.25         09/01/2010           116,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,117,618,403)                                                                    1,117,618,403
                                                                                                                ------------------
SECURED MASTER NOTE AGREEMENT: 2.72%
   158,342,000   BANK OF AMERICA SECURITIES LLC+/-ss                                 0.38         09/09/2034           158,342,000
    98,000,000   BARCLAYS BANK PLC (NEW YORK)+/-ss                                   0.52         01/19/2011            98,000,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $256,342,000)                                                                256,342,000
                                                                                                                ------------------
TIME DEPOSITS: 7.74%
    23,000,000   ALLIED IRISH BANKS PLC                                              0.65         09/03/2010            23,000,000
    51,000,000   BANK OF IRELAND                                                     0.50         09/01/2010            51,000,000
    48,000,000   BANK OF IRELAND                                                     0.65         09/02/2010            48,000,000
   102,000,000   CREDIT AGRICOLE                                                     0.25         09/01/2010           102,000,000
    76,000,000   DANSKE BANK AS (COPENHAGEN)                                         0.26         09/02/2010            76,000,000
    32,000,000   DEXIA BANK (GRAND CAYMAN)                                           0.42         09/01/2010            32,000,000
   116,000,000   GROUPE BPCE                                                         0.26         09/01/2010           116,000,000
   142,000,000   KBC BANK NV (BRUSSELS)                                              0.20         09/01/2010           142,000,000
    53,000,000   NATIXIS (CAYMAN ISLANDS)                                            0.26         09/01/2010            53,000,000
    88,000,000   SOCIETE GENERALE PARIS                                              0.23         09/01/2010            88,000,000
TOTAL TIME DEPOSITS (COST $731,000,000)                                                                                731,000,000
                                                                                                                ------------------
US TREASURY SECURITIES: 0.92%
US TREASURY BILLS: 0.92%
    87,000,000   US TREASURY BILL##                                                  0.22         11/18/2010            86,958,301
TOTAL US TREASURY SECURITIES (COST $86,958,301)                                                                         86,958,301
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 0.53%
FINANCIALS: 0.53%
    50,000,000   SVENSKA HANDLESBANKEN AB++                                          0.58         07/01/2011            49,995,898
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $49,995,898)                                                                 49,995,898
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $9,522,732,226)*                                                 100.87%                                       9,522,732,226
OTHER ASSETS AND LIABILITIES, NET                                       (0.87)                                         (82,542,128)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    9,440,190,098
                                                                       ------                                   ------------------

                   Wells Fargo Advantage Money Market Funds 53


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

----------
+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)  Illiquid security.

(z)  Collateralized by:

(1)  U.S. government securities, 5.00% to 5.50%, 12/1/2039 to 8/1/2040, market value including accrued interest is $20,600,000.

(2) Commercial papers, 0.00%, 9/20/2010 to 11/17/2010, market value is $11,220,000.

(3)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $171,990,772.

(4)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $65,280,002.

(5)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $45,320,000.

(6)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $149,940,001.

(7)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $38,110,000.

(8)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $74,460,498.

(9)  U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $134,930,000.

(10) U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $29,580,021.

(11) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $75,190,137.

(12) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $113,300,220.

(13) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $95,80,104.

(14) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $119,480,000.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   54 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER: 3.25%
$   10,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                           0.30%        09/08/2010    $       10,000,000
    10,000,000   ILLINOIS FINANCE AUTHORITY                                          0.24         10/13/2010            10,000,000
    10,000,000   ILLINOIS FINANCE AUTHORITY                                          0.29         11/04/2010            10,000,000
    20,000,000   ILLINOIS FINANCE AUTHORITY                                          0.34         01/06/2011            20,000,000
    30,000,000   MERCER COUNTY ND POLLUTION                                          0.30         09/15/2010            30,000,000
    13,400,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY                           0.24         09/09/2010            13,400,000
    11,000,000   MONTGOMERY COUNTY MD                                                0.25         10/18/2010            11,000,000
     5,000,000   MONTGOMERY COUNTY MD                                                0.29         10/05/2010             5,000,000
    10,000,000   ROCHESTER MN HEALTH CARE                                            0.26         10/20/2010            10,000,000
    13,200,000   ROCHESTER MN HEALTH CARE                                            0.27         10/05/2010            13,200,000
     6,100,000   ROCHESTER MN HEALTH CARE                                            0.27         12/07/2010             6,100,000
     9,000,000   ROCHESTER MN HEALTH CARE                                            0.28         09/08/2010             9,000,000
    16,665,000   UNIVERSITY OF VIRGINIA                                              0.23         09/08/2010            16,665,000
TOTAL COMMERCIAL PAPER (COST $164,365,000)                                                                             164,365,000
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 96.85%
ALABAMA: 0.76%
    12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA
                 POWER COMPANY PROJECT
                 SERIES C (IDR)ss+/-                                                 0.29         08/01/2017            12,000,000
     6,300,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE
                 FACILITIES SERIES A (HFFA REVENUE,
                 BANK OF NOVA SCOTIA LOC)ss+/-                                       0.28         02/01/2040             6,300,000
    20,000,000   MOBILE COUNTY AL IDA SERIES B (IDR, SVENSKA
                 HANDELSBANKEN LOC)ss+/-                                             0.30         07/01/2040            20,000,000
                                                                                                                        38,300,000
                                                                                                                ------------------
  ALASKA: 0.48%
     8,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         12/01/2034             8,520,000
    15,775,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532
                 (OTHER REVENUE, NATL-RE INSURED)ss+/-++                             0.30         12/01/2041            15,775,000
                                                                                                                        24,295,000
                                                                                                                ------------------
 ARIZONA: 0.79%
    30,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST (TRANSIT
                 REVENUE)ss+/-++                                                     0.30         07/01/2024            30,000,000
     9,945,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.30         04/15/2030             9,945,000
                                                                                                                        39,945,000
                                                                                                                ------------------
CALIFORNIA: 7.62%
     1,680,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA ST. ANTHONY
                 FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.28         03/01/2037             1,680,000
    23,050,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER
                 AUTHORITY REVENUE, FIRST SECURITY
                 BANK LOC)ss+/-                                                      0.36         09/01/2035            23,050,000
    20,000,000   CALIFORNIA HFFA EAGLE 20070147 CLASS A (OTHER
                 REVENUE, MBIA INSURED)ss+/-++                                       0.30         11/15/2042            20,000,000
       250,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK INDIA COMMUNITY CENTER
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.25         12/01/2036               250,000
    18,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK RAND CORPORATION
                 SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.25         04/01/2042            18,700,000
     3,145,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK ROCS RR II R-11527
                 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-++                           0.28         07/01/2030             3,145,000
     2,375,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 B6 (WATER & WASTEWATER
                 AUTHORITY REVENUE, STATE STREET BANK & TRUST
                 COMPANY NA LOC)ss+/-                                                0.23         05/01/2022             2,375,000
     2,980,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C13 (UTILITIES REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.31         05/01/2022             2,980,000
    14,000,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11
                 (POWER REVENUE, KBC BANK NV LOC)ss+/-                               0.27         05/01/2022            14,000,000
     8,250,000   CALIFORNIA STATE SERIES A-2 ( GO, BANK OF MONTREAL
                 LOC)ss+/-                                                           0.22         05/01/2033             8,250,000
     3,100,000   CALIFORNIA STATE SERIES A-3 (GO, BANK OF MONTREAL
                 LOC)ss+/-                                                           0.25         05/01/2033             3,100,000

                   Wells Fargo Advantage Money Market Funds 55


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    2,070,000   CALIFORNIA STATE SERIES B (GO, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                      0.25%        05/01/2040    $        2,070,000
    34,975,000   CALIFORNIA STATE SERIES DEXIA CREDIT LOCAL 048
                 (GO, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-++                       0.45         08/01/2032            34,975,000
     3,900,000   CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES
                 B (HOSPITAL REVENUE, UBS AG LOC)ss+/-                               0.27         08/15/2036             3,900,000
     4,100,000   CALIFORNIA STATEWIDE CDA RADY CHILDREN'S HOSPITAL
                 SERIES A (HOSPITAL REVENUE,
                 US BANK NA LOC)ss+/-                                                0.23         08/15/2047             4,100,000
    16,840,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-362 (OTHER
                 REVENUE, AMBAC INSURED)ss+/-++                                      0.29         06/01/2022            16,840,000
    18,540,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-363 (OTHER
                 REVENUE, FSA INSURED)ss+/-++                                        0.29         09/01/2030            18,540,000
     4,435,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-621
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2028             4,435,000
     6,650,000   EAST BAY CA MUD SUBSERIES A (UTILITIES REVENUE,
                 AGM INSURED)ss+/-                                                   0.34         06/01/2025             6,650,000
    15,000,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                              0.34         06/01/2038            15,000,000
    19,725,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.32         06/01/2038            19,725,000
    11,400,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO
                 WATER AGENCY SERIES A (LEASE REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.29         03/01/2036            11,400,000
     9,105,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO SETTLEMENT
                 ROCS-RR-II R 11442 (OTHER REVENUE, CITIBANK NA
                 LOC)ss+/-++                                                         0.35         06/01/2035             9,105,000
     6,085,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY
                 FUNDING PROGRAM (LEASE REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.50         02/01/2038             6,085,000
     4,710,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER
                 APARTMENTS SERIES A (MFHR,
                 FNMA INSURED)ss+/-                                                  0.26         02/15/2031             4,710,000
     3,055,000   LOS ANGELES CA USD COP ADMINISTRATION BUILDING
                 PROJECT SERIES A (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.30         10/01/2024             3,055,000
    11,375,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY
                 DEVELOPMENT (TAX ALLOCATION REVENUE,
                 AMBAC INSURED)ss+/-                                                 0.24         01/01/2031            11,375,000
     3,765,000   MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT
                 (LEASE REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.30         07/01/2022             3,765,000
    11,670,000   NORTHERN CALIFORNIA POWER AGENCY RB HYDROELECTRIC
                 PROJECT SERIES A
                 (ELECTRIC POWER & LIGHT REVENUES, DEXIA CREDIT SA
                 LOC)ss+/-                                                           0.29         07/01/2032            11,670,000
     8,100,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT VILLAS LA
                 PAZ-F PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         08/15/2028             8,100,000
    18,100,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.30         03/01/2037            18,100,000
    24,815,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK
                 OF NEW YORK LOC)ss+/-                                               0.27         02/01/2035            24,815,000
     3,953,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER
                 REVENUE, DEXIA CREDIT SA LOC)ss+/-                                  0.27         02/01/2035             3,953,000
     4,120,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES C
                 (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)ss+/-                                                           0.28         04/01/2038             4,120,000
     7,325,000   SAN FRANCISCO CA CITY & COUNTY FINANCE
                 CORPORATION MOSCONE CENTER
                 (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY
                 NA LOC)ss+/-                                                        0.26         04/01/2030             7,325,000
     1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT
                 ROCS-RR-II 11484 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.32         02/01/2013             1,880,000
     3,600,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-++                            0.30         05/15/2032             3,600,000
    12,300,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN
                 INTERCOMMUNITY PROJECT SERIES B
                 (HCFR, US BANK NA LOC)ss+/-                                         0.23         06/01/2036            12,300,000
    16,200,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN
                 INTERCOMMUNITY PROJECT SERIES C
                 (HOSPITAL REVENUE, US BANK NA LOC)ss+/-                             0.26         06/01/2036            16,200,000
                                                                                                                       385,323,000
                                                                                                                ------------------
COLORADO: 3.59%
     2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER
                 REVENUE, US BANK NA LOC)ss+/-                                       0.31         12/01/2017             2,765,000
     1,895,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER
                 REVENUE, US BANK NA LOC)ss+/-                                       0.31         12/01/2028             1,895,000
    13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT
                 CENTER PROJECT (TAX INCREMENTAL
                 REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                           0.30         12/01/2030            13,785,000
     5,900,000   COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS
                 MARANATHA PROJECTS (OTHER REVENUE,
                 US BANK NA LOC)ss+/-                                                0.27         12/01/2043             5,900,000
    26,000,000   COLORADO SPRINGS UTILITY IMPROVEMENT BOND SERIES
                 A (MULTI UTILITY REVENUE)ss+/-                                      0.30         11/01/2038            26,000,000

                   56 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------

COLORADO (continued)
$   34,230,000   COLORADO SPRINGS UTILITY REVENUE IMPROVEMENT BOND
                 SUBLIEN A
                 (MULTI UTILITY REVENUE)Lss+/-                                       0.30%        11/01/2035    $       34,230,000
     8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL
                 IMPROVEMENT DISTRICT
                 (OTHER REVENUE, US BANK NA LOC)ss+/-                                0.31         12/01/2038             8,625,000
     5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL
                 IMPROVEMENT DISTRICT
                 (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                         0.31         12/01/2028             5,000,000
     7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.33         12/01/2036             7,560,000
     6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A
                 (MFHR, FHLMC INSURED)ss+/-++                                        0.27         04/15/2014             6,600,000
    11,250,000   MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION
                 PROJECT
                 (IDR, BANK OF AMERICA NA LOC)ss+/-                                  0.30         03/01/2036            11,250,000
     6,520,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY FACILITIES
                 REMARKETING PROJECT (HOUSING
                 REVENUE, US BANK NA LOC)ss+/-                                       1.00         11/01/2040             6,520,000
     6,520,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE
                 COURT APARTMENTS PROJECT
                 (MFHR, US BANK NA LOC)ss+/-                                         0.31         11/01/2033             6,520,000
    10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER
                 REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                           0.31         12/01/2030            10,600,000
     4,180,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN
                 DISTRICT (PROPERTY TAX REVENUE,
                 US BANK NA LOC)ss+/-                                                0.31         11/15/2034             4,180,000
    30,200,000   SOUTHERN UTE INDIAN TRIBE OF SOUTHERN UTE INDIAN
                 RESERVATION
                 (CASINO REVENUE)ss+/-++                                             0.35         04/01/2040            30,200,000
                                                                                                                       181,630,000
                                                                                                                ------------------
CONNECTICUT: 0.67%
     2,350,000   CONNECTICUT HFA SERIES A-2 (HOUSING REVENUE)ss+/-                   0.28         05/15/2039             2,350,000
     3,890,000   CONNECTICUT REGIONAL SCHOOL DISTRICT # 4
                 (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                       1.25         12/01/2010             3,896,775
    27,400,000   CONNECTICUT STATE HEFA SERIES T-2 (COLLEGE &
                 UNIVERSITY REVENUE)ss+/-                                            0.23         07/01/2029            27,400,000
                                                                                                                        33,646,775
                                                                                                                ------------------
DELAWARE: 0.08%
     4,000,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY
                 YMCA DELAWARE PROJECTS
                 (RECREATIONAL REVENUE, PNC BANK NA INSURED)ss+/-                    0.29         05/01/2036             4,000,000
                                                                                                                ------------------
 FLORIDA: 5.93%
     4,985,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF
                 FLORIDA PROJECT SERIES A
                 (HCFR, BNP PARIBAS LOC)ss+/-                                        0.27         10/01/2032             4,985,000
     5,630,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL
                 PROJECT (HFFA REVENUE,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.29         08/01/2031             5,630,000
     7,265,000   BROWARD COUNTY EDUCATIONAL FACILITIES AUTHORITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.29         04/01/2020             7,265,000
    11,055,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS
                 SERIES A (OTHER REVENUE,
                 FNMA INSURED)ss+/-                                                  0.30         04/15/2036            11,055,000
     6,340,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547
                 (OTHER REVENUE,
                 NATL-RE INSURED)ss+/-++                                             0.30         10/01/2026             6,340,000
     4,510,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538
                 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.30         04/01/2027             4,510,000
     4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS
                 PROJECT (HOUSING REVENUE,
                 US BANK NA LOC)ss+/-                                                0.30         07/01/2025             4,000,000
     9,985,000   ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE
                 (SALES TAX REVENUE,
                 US BANK NA LOC)ss+/-++                                              0.30         03/01/2014             9,985,000
     5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                              0.29         12/01/2013             5,100,000
    11,300,000   FLORIDA USF FINANCING CORPORATION COP MASTER
                 LEASE PROGRAM SERIES B1
                 (LEASE REVENUE, AMBAC INSURED)ss+/-                                 0.29         07/01/2035            11,300,000
       250,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED
                 PROJECT
                 (HCFR, WELLS FARGO BANK LOC)ss+/-++(q)                              0.44         12/01/2014               250,000
    19,500,000   HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WELLS
                 FARGO BANK LOC)ss+/-(q)                                             0.29         06/01/2048            19,500,000
     5,565,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY
                 (HFFA, PNC BANK NA LOC)ss+/-                                        0.26         11/15/2012             5,565,000

                   Wells Fargo Advantage Money Market Funds 57


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$   10,120,000   MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES
                 1339 (TOLL ROAD REVENUE,
                 AGC-ICC FGIC INSURED)ss+/-++                                        0.40%        07/01/2012    $       10,120,000
    10,000,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE
                 COURTHOUSE SERIES B
                 (OTHER REVENUE, AMBAC INSURED)ss+/-                                 0.24         04/01/2043            10,000,000
    16,300,000   NORTH BROWARD FL HOSPITAL DISTRICT (HCFR, NATL-RE
                 INSURED)ss+/-                                                       0.26         01/15/2027            16,300,000
    13,800,000   NORTH BROWARD FL HOSPITAL DISTRICT SERIES A
                 (HCFR, NATL-RE INSURED)ss+/-                                        0.26         01/15/2027            13,800,000
     1,365,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT
                 SERIES A (IDR, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.33         05/01/2027             1,365,000
     2,785,000   ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER
                 ORLANDO PROJECT
                 (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.45         01/01/2028             2,785,000
     9,205,000   ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL
                 INCORPORATED (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.31         08/01/2032             9,205,000
     2,000,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE
                 REVENUE, WELLS FARAGO
                 BANK LOC)ss+/-(q)                                                   0.25         08/01/2022             2,000,000
    19,000,000   ORLANDO FL UTILITIES COMMISSION SERIES D
                 (ELECTRIC POWER & LIGHT REVENUE)                                    2.50         05/01/2011            19,254,513
     4,045,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT
                 (OTHER REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.31         05/01/2038             4,045,000
     6,465,000   PALM BEACH COUNTY FL JUPITER MEDICAL CENTER
                 INCORPORATED SERIES B
                 (HCFR, WELLS FARGO BANK NA LOC)ss+/-(q)                             0.27         08/01/2020             6,465,000
     3,100,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED
                 PROJECT (PRIVATE SCHOOL REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.29         08/01/2031             3,100,000
       300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED
                 (COLLEGE & UNIVERSITY REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.30         05/01/2025               300,000
     7,520,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.35         08/01/2026             7,520,000
     7,845,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z
                 (LEASE REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.35         08/01/2011             7,845,000
     2,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY
                 INCORPORATED PROJECT
                 (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                               0.30         05/01/2031             2,500,000
    31,150,000   PINELLAS COUNTY FL HEALTH FACILITIES AUTHORITY
                 BAYCARE HEALTH SERIES A-1
                 (HEALTH, HOSPITAL, NURSING HOME REVENUE, FNMA
                 INSURED)ss+/-                                                       0.23         11/01/2038            31,150,000
    31,755,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT
                 COMMUNITY GLENRIDGE PALMER PROJECT
                 (HFFA REVENUE, ROYAL BANK OF SCOTLAND LOC)ss+/-                     0.27         06/01/2036            31,755,000
     3,890,000   SARASOTA COUNTY FL PLANNED PARENTHOOD
                 INCORPORATED PROJECT (OTHER REVENUE,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.33         10/01/2041             3,890,000
     1,255,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY
                 (PRIVATE SCHOOL REVENUE,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.39         02/01/2034             1,255,000
    19,775,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE,
                 FGIC INSURED)ss+/-++                                                0.55         10/01/2023            19,775,000
                                                                                                                       299,914,513
                                                                                                                ------------------
GEORGIA: 2.68%
    12,650,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.32         01/01/2013            12,650,000
     5,790,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX
                 INCREMENTAL REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.29         12/01/2023             5,790,000
     3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON
                 APARTMENTS PROJECT (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.31         03/01/2024             3,195,000
    13,870,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC
                 SCHOOL PROPERTIES INCORPORATED
                 (PRIVATE SCHOOL REVENUE, WELLS FARGO BANK NA
                 LOC)ss+/-++(q)                                                      0.29         04/01/2024            13,870,000
    12,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY THE LOVETT
                 SCHOOL PROJECT SERIES 2008
                 (PRIVATE SCHOOLS REVENUE, FHLB LOC)ss+/-                            0.30         04/01/2033            12,500,000
     7,400,000   FULTON COUNTY GA DEVELPMENT AUTHORITY (HEALTH,
                 HOSPITAL, NURSING HOME REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30         09/01/2035             7,400,000
    11,260,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL
                 REVENUE, WELLS FARGO BANK NA LOC)ss+/-(q)                           0.25         10/01/2033            11,260,000
    12,185,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER
                 REVENUE, AGC-ICC FGIC INSURED)ss+/-++                               0.35         07/01/2012            12,185,000

                   58 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GEORGIA (continued)
$    5,000,000   GWINNETT COUNTY GA DEVELOPMENT AUTHORITY GOODWILL
                 NORTH GA INCORPORATED PROJECT
                 (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                    0.30%        10/01/2033    $        5,000,000
     9,835,000   GWINNETT COUNTY HOSPITAL AUTHORITY SERIES A
                 (HFFA, FHLB LOC)ss+/-                                               0.30         07/01/2036             9,835,000
     5,700,000   MACON-BIBB COUNTY GA HOSPITAL AUTHORITY ANTIC
                 MEDICAL CENTER SERIES B
                 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                             0.30         07/01/2028             5,700,000
    15,000,000   MAIN STREET NATURAL GAS INCORPORATED GAS PROJECT
                 SERIES A (NATURAL GAS REVENUE)ss+/-                                 0.33         08/01/2040            15,000,000
     6,400,000   PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF
                 GEORGIA MERCER UNIVERSITY PROJECT
                 SERIES 2003 (COLLEGE & UNIVERSITY REVENUE, BRANCH
                 BANKING & TRUST LOC)ss+/-                                           0.30         10/01/2032             6,400,000
     5,500,000   PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF
                 GEORGIA MERCER UNIVERSITY PROJECT
                 SERIES 2006-A (OTHER REVENUE, BRANCH BANKING &
                 TRUST LOC)ss+/-                                                     0.30         10/01/2036             5,500,000
     9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.31         01/01/2034             9,285,000
                                                                                                                       135,570,000
                                                                                                                ------------------
HAWAII: 0.10%
     5,000,000   HAWAII HOUSING FINANCE & DEVELOPMENT CORPORATION
                 LOKAHI KAU SERIES 2008
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.29         12/01/2041             5,000,000
                                                                                                                ------------------
IDAHO: 0.20%
    10,000,000   COEUR D' ALENE ID (OTHER REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.31         08/15/2022            10,000,000
                                                                                                                ------------------
ILLINOIS: 8.23%
     4,125,000   AURORA IL ECONOMIC DEVELOPMENT (COLLEGE &
                 UNIVERSITY REVENUE, HARRIS TRUST
                 SAVINGS BANK LOC)ss+/-                                              0.31         03/01/2035             4,125,000
    10,000,000   AUSTIN TRUST SERIES 2008-1098 (HCFR, ASSURED
                 GUARANTY)ss+/-++                                                    0.33         08/15/2047            10,000,000
    16,160,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010
                 (PROPERTY TAX REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.55         12/01/2030            16,160,000
     8,000,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX
                 REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.29         01/01/2037             8,000,000
     3,205,000   CHICAGO IL WATER REVENUE SUBSERIES 04-3 (WATER
                 REVENUE, STATE STREET BANK & TRUST
                 COMPANY NA LOC)ss+/-                                                0.32         11/01/2031             3,205,000
    18,580,000   COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-++                                           0.31         11/15/2011            18,580,000
     3,135,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         01/01/2033             3,135,000
     1,600,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         12/01/2021             1,600,000
     4,535,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         01/01/2022             4,535,000
    29,900,000   ECLIPSE FUNDING TRUST (WATER REVENUE, US BANK
                 LOC)ss+/-++                                                         0.30         05/01/2014            29,900,000
     2,585,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.31         01/01/2029             2,585,000
     4,370,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA
                 CENTRAL CATHOLIC HIGH SCHOOL
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.33         04/01/2024             4,370,000
     5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO
                 ACADEMY OF SCIENCES
                 (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                      0.33         01/01/2033             5,480,000
     4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK
                 COMMUNICATIONS PROJECT
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.50         03/01/2017             4,500,000
     1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE
                 FOREST ACADEMY (OTHER REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         12/01/2024             1,000,000
     4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA
                 ACADEMY PROJECT (PRIVATE SCHOOL
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.33         10/01/2031             4,300,000
    22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK
                 THEOLOGICAL PROJECT B
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                               0.33         06/01/2035            22,435,000
     9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY
                 PRESBYTERIAN HOMES PROJECT
                 (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                         0.33         04/01/2035             9,000,000
    10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST.
                 IGNATIUS COLLEGE (OTHER REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         06/01/2024            10,000,000
    23,700,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA
                 METROPOLITAN CHICAGO PROJECT
                 (RECREATIONAL FACILITIES REVENUE, HARRIS TRUST
                 SAVINGS BANK LOC)ss+/-                                              0.30         06/01/2029            23,700,000

                   Wells Fargo Advantage Money Market Funds 59


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$    5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO
                 ZOOLOGICAL SOCIETY SERIES B
                 (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.33%        12/15/2025    $        5,000,000
       175,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY
                 LIBRARY PROJECT (OTHER REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.30         03/01/2028               175,000
    23,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY
                 SERIES A (OTHER REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.26         04/01/2033            23,385,000
     5,040,000   ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED
                 MEN (HCFR,
                 LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.45         11/01/2027             5,040,000
     8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL
                 HEALTHCARE SERIES D (HCFR, NORTHERN
                 TRUST CORPORATION LOC)ss+/-                                         0.25         01/01/2048             8,600,000
    12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY
                 SCHOOL PROJECT (PRIVATE SCHOOL
                 REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                       0.33         07/01/2035            12,750,000
    11,500,000   ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE
                 SCHOOL REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.33         10/01/2037            11,500,000
     8,305,000   ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (PCR,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.31         05/01/2021             8,305,000
    22,605,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES
                 (HFFA REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         09/01/2024            22,605,000
    19,900,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES
                 PROJECT (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.38         09/01/2031            19,900,000
    10,100,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS
                 MUSEUM (OTHER REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         02/01/2035            10,100,000
    43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO -
                 STATES,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         09/01/2035            43,570,000
    13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                 (PRIVATE SCHOOL REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.33         12/01/2036            13,000,000
     5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK
                 SCHOOL PROJECT (PRIVATE SCHOOL REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         01/01/2037             5,820,000
     6,600,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT
                 (HCFR, NORTHERN TRUST CORPORATION
                 LOC)ss+/-++                                                         0.33         11/01/2035             6,600,000
     3,455,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.31         10/01/2033             3,455,000
     7,000,000   ILLINOIS FINANCE AUTHORTIY POLLUTION CONTROL
                 (RESOURCE RECOVERY REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.26         03/01/2017             7,000,000
    10,505,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE,
                 LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.31         10/01/2032            10,505,000
     2,530,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER
                 REVENUE, LASALLE NATIONAL BANK
                 NA LOC)ss+/-                                                        0.32         10/01/2026             2,530,000
     5,675,000   MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE
                 PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            2.25         06/01/2035             5,675,000
       925,000   QUINCY IL BLESSING HOSPITAL (HEALTH, HOSPITAL,
                 NURSING HOME REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.23         11/15/2029               925,000
     3,330,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT
                 (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.50         06/01/2034             3,330,000
                                                                                                                       416,380,000
                                                                                                                ------------------
INDIANA: 3.07%
     2,885,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         07/10/2021             2,885,000
     9,000,000   INDIANA FINANCE AUTHORITY COMMUNITY HEALTH NETWORK
                 PROJECT 8
                 (HCFR, PNC BANK NA LOC)ss+/-                                        0.26         07/01/2039             9,000,000
     5,340,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER
                 PROJECT (HCFR, HARRIS NA LOC)ss+/-                                  0.32         07/01/2038             5,340,000
    13,250,000   INDIANA FINANCE AUTHORITY PARKVIEW HEALTH SYSTEM B
                 (HCFR, NATIONAL CITY BANK LOC)ss+/-                                 0.26         11/01/2039            13,250,000
     3,250,000   INDIANA FINANCE AUTHORITY PARKVIEW HEALTH SYSTEM B
                 (HCFR, NATIONAL CITY BANK LOC)ss+/-                                 0.25         11/01/2039             3,250,000
     7,100,000   INDIANA FINANCE AUTHORITY SISTERS OF SAINT FRANCIS
                 SERIES H (HCFR, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                0.28         09/01/2048             7,100,000
    24,000,000   INDIANA GO REVENUE ANTICIPATION FUNDING PROGRAM
                 NOTES SERIES 2010-A
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)                            2.00         01/06/2011            24,130,451

                   60 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
INDIANA (continued)
$    8,880,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCE
                 AUTHORITY CLARIAN HEALTH
                 OBLIGATED GROUP SERIES 2005-D (HCFR, BRANCH
                 BANKING & TRUST LOC)ss+/-                                           0.27%        02/15/2030    $        8,880,000
     5,275,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCE
                 AUTHORITY CLARIAN HEALTH SERIES C
                 (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                    0.30         02/15/2030             5,275,000
     4,495,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL
                 ASSOCIATION SERIES A (HCFR,
                 US BANK NA LOC)ss+/-                                                0.25         10/01/2032             4,495,000
     3,425,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY
                 SYCAMORE SCHOOL PROJECT
                 (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                       0.31         08/01/2024             3,425,000
    21,060,000   INDIANA STATE FINANCE AUTHORITY TRINITY HEALTH
                 SERIES D2 (HCFR, US BANK LOC)ss+/-                                  0.23         12/01/2034            21,060,000
    11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR,
                 FHLMC INSURED)ss+/-                                                 0.30         04/01/2033            11,905,000
     8,555,000   INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING
                 WASHINGTON POINTE PROJECT A
                 (OTHER REVENUE, FNMA INSURED)ss+/-                                  0.27         04/15/2039             8,555,000
    24,825,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK
                 ROC-RR-II R 1179
                 (WATER REVENUE, ASSURED GUARANTY)ss+/-++                            0.32         01/01/2017            24,825,000
     1,900,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN
                 UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.31         06/01/2036             1,900,000
                                                                                                                       155,275,451
                                                                                                                ------------------
IOWA: 1.29%
     2,920,000   AUSTIN TRUST CERTIFICATES BOA SERIES
                 2007-1011(HOUSING REVENUE,
                 GO OF AUTHORITY)ss+/-++                                             0.30         07/01/2041             2,920,000
    13,900,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT
                 (OTHER REVENUE,
                 KBC BANK NV LOC)ss+/-                                               0.26         11/01/2026            13,900,000
     2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT
                 SERIES A (MFHR, FHLMC INSURED)ss+/-                                 0.30         05/01/2031             2,960,000
    15,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES
                 LLC PROJECT A
                 (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.31         06/01/2039            15,715,000
     8,085,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
                 COLLEGE DUBUQUE PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                               0.26         05/01/2029             8,085,000
     1,965,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
                 COLLEGE PROJECT
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.27         10/01/2038             1,965,000
    11,495,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
                 COLLEGES AMBROSE
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 LOC)ss+/-                                                           0.26         04/01/2033            11,495,000
     8,415,000   IOWA HIGHER EDUCATION LOAN AUTHORITY UNIVERSITY
                 OF DUBUQUE
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 COMPANY LOC)ss+/-                                                   0.26         04/01/2035             8,415,000
                                                                                                                        65,455,000
                                                                                                                ------------------
KANSAS: 0.75%
    18,000,000   KANSAS STATE DEPARTMENT OF TRANPORTATION SERIES D
                 (HIGHWAY REVENUE)ss+/-                                              0.36         03/01/2012            18,000,000
    20,000,000   KANSAS STATE DEPARTMENT OF TRANSPORTATION SERIES
                 C-4 (HIGHWAY REVENUE)ss+/-                                          0.28         09/01/2024            20,000,000
                                                                                                                        38,000,000
                                                                                                                ------------------
KENTUCKY: 2.40%
     7,940,000   FORT MITCHELL KY LEAGUE OF CITIES FUNDING TRUST
                 PROGRAM SERIES A
                 (LEASE REVENUE, US BANK NA LOC)ss+/-                                0.29         10/01/2032             7,940,000
     5,000,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                 (HCFR, JPMORGAN CHASE
                 BANK INSURED)ss+/-                                                  0.28         05/01/2033             5,000,000
     9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN
                 GOVERNMENT WATERFORD PLACE
                 APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                       0.31         01/01/2034             9,425,000
    89,000,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN
                 SEWER DISTRICT SEWER & DRAIN SYSTEMS
                 SERIES A (SEWER REVENUE)                                            1.25         05/26/2011            89,401,041
     4,830,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST
                 LEASE SERIES 2008-A
                 (LEASE REVENUE, US BANK NA LOC)ss+/-                                0.29         07/01/2038             4,830,000
     4,695,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST
                 SERIES B (LEASE REVENUE, US BANK
                 NA LOC)ss+/-                                                        0.29         12/01/2038             4,695,000
                                                                                                                       121,291,041
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds 61


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
LOUISIANA: 0.61%
$      865,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577
                 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.30%        12/01/2020    $          865,000
     7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB
                 INSURED)ss+/-                                                       0.30         09/01/2033             7,845,000
    22,165,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE,
                 BANQUE NATIONALE PARIS LOC)ss+/-                                    0.28         07/15/2026            22,165,000
                                                                                                                        30,875,000
                                                                                                                ------------------
MAINE: 0.24%
    12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (PRIVATE
                 SCHOOLS REVENUE,
                 TD BANK NA LOC)ss+/-                                                0.28         06/01/2038            12,000,000
                                                                                                                ------------------
MARYLAND: 1.66%
    39,000,000   MARYLAND HEFAR ANNE ARUNDEL HEALTH SYSTEM B
                 (HCFR, MANUFACTURE & TRADERS TRUST COMPANY LOC)ss+/-                0.30         07/01/2043            39,000,000
    23,400,000   MARYLAND HEFAR MERCEY RIDGE (HCFR, ALL FIRST BANK
                 LOC)ss+/-                                                           0.27         04/01/2031            23,400,000
     8,000,000   MARYLAND HEFAR UNIVERSITY OF MARYLAND
                 MEDICINE SYSTEM SERIES D (HFFA, TD BANK NA LOC)ss+/-                0.21         07/01/2041             8,000,000
     7,500,000   MARYLAND STATE HEFA UNIVERSITY OF MARYLAND MEDICAL
                 SYSTEM SERIES E (HCFR,
                 SUNTRUST BANK LOC)ss+/-                                             0.27         07/01/2041             7,500,000
     2,565,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT
                 (HOSPITAL REVENUE,
                 WELL FARGO BANK NA LOC)ss+/-(q)                                     0.39         03/01/2032             2,565,000
     3,450,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.29         04/01/2030             3,450,000
                                                                                                                        83,915,000
                                                                                                                ------------------
MASSACHUSETTS: 3.43%
     4,070,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528
                 (OTHER REVENUE,
                 XLCA COMPANY INSURED)ss+/-++                                        0.30         05/01/2039             4,070,000
    29,845,000   MASSACHUSETTS DEPARTMENT OF TRANSPORTATION METRO
                 HIGHWAY SYSTEMS CONTRACT
                 ASSISTANCE SERIES A-4 (HIGHWAY REVENUE TOLLS)ss+/-                  0.25         01/01/2039            29,845,000
    15,000,000   MASSACHUSETTS DEPARTMENT OF TRANSPORTATION METRO
                 HIGHWAY SYSTEMS CONTRACT
                 ASSISTANCE SERIES A-5 (HIGHWAY REVENUE TOLLS)ss+/-                  0.25         01/01/2039            15,000,000
    11,500,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BOSTON
                 UNIVERSITY SERIES U-6E
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF NOVA SCOTIA
                 LOC)ss+/-                                                           0.25         10/01/2042            11,500,000
    12,270,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY CUSHING
                 ACADEMY ISSUE
                 (PRIVATE SCHOOL REVENUE, TD BANK NA LOC)ss+/-                       0.28         03/01/2034            12,270,000
    12,750,000   MASSACHUSETTS HEFA CHILDREN HOSPITAL SERIES N-2
                 (HEALTH, HOSPITAL& NURSING HOME REVENUE, TD BANK
                 NA LOC)ss+/-                                                        0.27         10/01/2042            12,750,000
     4,965,000   MASSACHUSETTS HEFA CAPITAL ASSET PROGRAM SERIES M
                 (HCFR, FLEET NATIONAL BANK LOC)ss+/-                                0.31         07/01/2039             4,965,000
     8,200,000   MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION
                 METRO HIGHWAY SYSTEM CONTRACT
                 ASSISTANCE SERIES A-1 (HIGHWAY REVENUE TOLLS)ss+/-                  0.25         01/01/2029             8,200,000
     6,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
                 BUCKINGHAM BROWN & NICHOLS
                 (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                           0.29         06/01/2036             6,600,000
    10,550,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
                 SHADY HILL SCHOOL (OTHER REVENUE)ss+/-                              0.28         06/01/2038            10,550,000
     7,600,000   MASSACHUSETTS STATE HEFA BAYSTATE MEDICAL CENTER
                 SERIES J1 (HCFR, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                0.27         07/01/2044             7,600,000
    25,000,000   MASSACHUSETTS STATE HEFA SERIES N-1 (COLLEGE &
                 UNIVERSITY REVENUE)ss+/-                                            0.23         08/15/2040            25,000,000
     9,760,000   MASSACHUSETTS STATE HEFA SOUTH SHORE PROPERTY
                 SERIES A (HCFR, WACHOVIA
                 BANK LOC)ss+/-(q)                                                   0.27         07/01/2033             9,760,000
    15,600,000   MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES
                 DCL- 003 (WATER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-++                            0.45         08/01/2037            15,600,000
                                                                                                                       173,710,000
                                                                                                                ------------------
MICHIGAN: 1.46%
    23,020,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.32         04/01/2011            23,020,000
     8,000,000   DEUTSCHE BANK SPEARS/LIFERS TRUST SERIES DBE-711
                 (HEALTH, HOSPITAL & NURSING HOME REVENUE)ss+/-++                    0.30         10/14/2030             8,000,000

                   62 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$    1,660,000   GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT
                 CORPORATION
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.25%        06/01/2034    $        1,660,000
     7,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES
                 D-3
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)                            2.00         08/22/2011             7,108,609
     5,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES
                 D-1(OTHER REVENUE, JPMORGAN
                 CHASE BANK LOC)                                                     2.00         08/19/2011             5,057,393
     7,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES
                 D-2 (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)                                            2.00         08/22/2011             7,108,609
     4,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION
                 HEALTH GROUP SUBSERIES F-6 (HCFR)ss+/-                              0.39         11/15/2049             4,000,000
     4,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION
                 HEALTH GROUP SUBSERIES F-7 (HCFR)ss+/-                              0.39         11/15/2049             4,200,000
     5,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND
                 COMMUNITY HOSPITAL SERIES B
                 (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)ss+/-                      0.29         01/01/2034             5,500,000
     8,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN
                 HEALTH CARE SERIES B
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.28         10/15/2030             8,000,000
                                                                                                                        73,654,611
                                                                                                                ------------------
MINNESOTA: 4.31%
     8,925,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED
                 PROJECT (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.30         11/15/2033             8,925,000
     1,650,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.36         11/15/2032             1,650,000
     2,225,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30         07/01/2038             2,225,000
       500,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II
                 PROJECT (IDR, FIRSTAR BANK NA LOC)ss+/-                             0.25         12/01/2014               500,000
     4,045,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR,
                 FNMA INSURED)ss+/-                                                  0.30         07/15/2030             4,045,000
     8,350,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR,
                 FHLMC INSURED)ss+/-                                                 0.30         01/01/2035             8,350,000
     6,900,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN
                 FOUNDATION PROJECT
                 (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              2.55         11/01/2020             6,900,000
     2,750,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN
                 FOUNDATION PROJECT
                 (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  2.55         11/01/2027             2,750,000
     1,010,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN
                 FOUNDATION PROJECT
                 (HCFR, BANK OF NEW YORK LOC)ss+/-                                   0.26         11/01/2035             1,010,000
     3,250,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR,
                 FHLB INSURED)ss+/-                                                  0.36         05/01/2027             3,250,000
     4,530,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION
                 (ECONOMIC DEVELOPMENT
                 REVENUE, US BANK NA LOC)ss+/-                                       0.39         01/01/2012             4,530,000
     3,685,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL
                 LYNCH CAPITAL SERVICES LOC)ss+/-++                                  0.33         06/01/2029             3,685,000
     5,955,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         01/01/2030             5,955,000
       990,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         02/15/2031               990,000
     2,680,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC
                 INSURED)ss+/-                                                       0.36         12/01/2029             2,680,000
    10,585,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED
                 PROJECT (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.30         05/15/2035            10,585,000
     1,620,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.30         03/01/2029             1,620,000
       125,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK
                 ACADEMY PROJECT
                 (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                       0.29         10/01/2023               125,000
     2,705,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK
                 ACADEMY PROJECT
                 (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                       0.29         10/01/2031             2,705,000
    35,125,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS
                 HEALTH CARE SERIES B
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.25         08/15/2025            35,125,000
    12,565,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS
                 HOSPITALS CLINICS SERIES A
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.27         08/15/2037            12,565,000
       500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH
                 CARE FACILITIES SERIES A
                 (HCFR, FIRST SECURITY BANK LOC)ss+/-                                0.27         08/15/2034               500,000
       965,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT
                 (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)ss+/-                    0.25         08/01/2036               965,000
       991,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE
                 SCHOOL REVENUE, US BANK NA LOC)ss+/-                                0.25         05/01/2026               991,000
       955,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1
                 (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                 0.22         04/01/2027               955,000

                   Wells Fargo Advantage Money Market Funds 63


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$    2,000,000   MINNESOTA STATE TRUNK HIGHWAY SERIES B
                 (ADVALOREM PROPERTY TAX REVENUE)                                    4.00%        08/01/2011    $        2,067,878
     5,205,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
                 4O (COLLEGE & UNIVERSITY REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                     2.00         10/01/2021             5,205,000
     2,950,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H
                 (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                          0.28         10/01/2032             2,950,000
     5,435,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.30         05/15/2034             5,435,000
     2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR,
                 FNMA INSURED)ss+/-                                                  0.30         11/15/2031             2,665,000
     9,480,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.30         11/01/2035             9,480,000
     5,150,000   PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.30         04/15/2036             5,150,000
     2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT
                 (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.30         09/15/2031             2,865,000
       300,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT
                 (HCFR, US BANK NA LOC)ss+/-                                         0.25         10/01/2029               300,000
     1,145,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST
                 APARTMENTS PROJECT
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                              0.30         02/15/2033             1,145,000
     2,550,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         05/15/2032             2,550,000
    13,200,000   ST. CLOUD MN HEALTH CENTRAL CARE SERIES C (HCFR,
                 ASSURED GUARANTY)ss+/-                                              0.27         05/01/2042            13,200,000
     7,710,000   ST. CLOUD MN CENRACARE HEALTH SERIES A (HOSPITAL
                 REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                              0.24         05/01/2042             7,710,000
    11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA
                 INSURED)ss+/-                                                       0.30         10/01/2035            11,300,000
     1,045,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         08/01/2034             1,045,000
     1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         10/01/2033             1,000,000
       400,000   ST. PAUL MN HOUSING & RDA SCIENCE MUSEUM OF
                 MINNESOTA SERIES A
                 (RECREATIONAL FACILITIES REVENUE, US BANK NA
                 LOC)ss+/-                                                           0.32         05/01/2027               400,000
       625,000   ST. PAUL MN PORT AUTHORITY (OTHER REVENUE,
                 DEUTSCHE BANK AG LOC)ss+/-                                          0.26         12/01/2028               625,000
     2,655,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
                 SERIES 13-FF
                 (IDR, DEUTSCHE BANK AG LOC)ss+/-                                    0.26         03/01/2029             2,655,000
       315,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING
                 SERIES 14-S (OTHER REVENUE,
                 DEUTSCHE BANK AG LOC)ss+/-                                          0.26         12/01/2028               315,000
     1,000,000   ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 11DD
                 (OTHER REVENUE,
                 DEUTSCHE BANK AG LOC)ss+/-                                          0.26         03/01/2029             1,000,000
     5,680,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30         02/01/2034             5,680,000
     5,500,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE
                 OFFICE & INDUSTRIAL CENTER PROJECT
                 (IDR, US BANK NA LOC)ss+/-                                          0.27         02/01/2015             5,500,000
     4,195,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, GO OF UNIVERSITY)ss+/-                          0.31         08/15/2031             4,195,000
                                                                                                                       218,018,878
                                                                                                                ------------------
MISSISSIPPI: 0.72%
     1,450,000   JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON
                 USA INCORPORATED PROJECT (LDR)ss+/-                                 0.21         06/01/2023             1,450,000
     1,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON
                 USA (IDR)ss+/-                                                      0.24         12/01/2030             1,500,000
     5,100,000   MISSISSIPPI BUSINESS FINANCE CORPORATION GULF
                 OPPORTUNITY ZONE PROJECT LLC
                 (IDR, FHLB INSURED)ss+/-                                            0.30         08/01/2035             5,100,000
    17,200,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL
                 CORPORATION PROJECT
                 (IDR, WELLS FARGO BANK NA LOC)ss+/-(q)                              0.29         04/01/2028            17,200,000
    11,325,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION
                 HARRISON COUNTY UTILITY
                 AUTHORITY WASTEWATER TREATMENT PROJECT SERIES
                 2006-A
                 (RESOURCE RECOVERY REVENUE, FSA INSURED)ss+/-                       0.37         07/01/2033            11,325,000
                                                                                                                        36,575,000
                                                                                                                ------------------
MISSOURI: 2.12%
     4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR,
                 FHLMC INSURED)ss+/-                                                 0.30         08/01/2035             4,300,000
     6,000,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER
                 REVENUE, FIFTH THIRD BANK LOC)ss+/-                                 0.27         01/01/2030             6,000,000
    17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN
                 FOUNDATION (OTHER REVENUE)ss+/-                                     0.26         04/01/2027            17,700,000
     1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN
                 FOUNDATION SERIES A
                 (OTHER REVENUE)ss+/-                                                0.26         04/01/2027             1,905,000
     4,500,000   MISSOURI HEFA WASHINGTON UNIVERSITY PROJECT
                 SERIES B (COLLEGE & UNIVERSITY REVENUE)ss+/-                        0.21         02/15/2033             4,500,000
     7,720,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD
                 ASSOCIATION OF MUNICIPAL UTILITIES
                 (LEASE REVENUE, US BANK NA LOC)ss+/-                                0.25         06/01/2033             7,720,000

                   64 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------

MISSOURI (continued)
$   13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING
                 MARION KAUFFMAN PROJECT
                 SERIES A (OTHER REVENUE)ss+/-                                       0.26%        06/01/2037    $       13,000,000
     5,300,000   MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL
                 SERIES A (HCFR, UBS AG LOC)ss+/-                                    0.26         05/15/2032             5,300,000
     1,890,000   MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL
                 SERIES B (HCFR, UBS AG LOC)ss+/-                                    0.26         05/15/2023             1,890,000
     5,575,000   MISSOURI STATE HEFA RANKEN TECHNICAL COLLEGE
                 (COLLEGE & UNIVERSITY REVENUE,
                 RADIAN INSURED)ss+/-                                                0.26         11/15/2031             5,575,000
     5,615,000   MISSOURI STATE HIGHWAY & TRANSPORTATION
                 COMMISSION MULTI MODAL THIRD LIEN B2
                 (TOLL ROAD REVENUE, STATE STREET BANK & TRUST
                 COMPANY NA LOC)ss+/-                                                0.28         05/01/2015             5,615,000
     5,000,000   ST LOUIS IDA VARIOUS ST. LUKES PLAZA APARTMENTS
                 (HOUSING REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28         08/01/2017             5,000,000
     1,765,000   ST. LOUIS COUNTY MO IDA HEATHERBROOK GARDENS (HOUSING
                 REVENUE, US BANK NA LOC)ss+/-                                       0.49         03/01/2022             1,765,000
    16,000,000   ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         03/15/2034            16,000,000
       985,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL
                 INCORPORATED SERIES B (COLLEGE & UNIVERSITY
                 REVENUE, US BANK NA LOC)ss+/-                                       0.30         06/15/2024               985,000
    10,000,000   ST. LOUIS COUNTY MO SPECIAL OBLIGATION TRAN
                 (OTHER REVENUE)                                                     0.45         08/01/2011            10,007,002
                                                                                                                       107,262,002
                                                                                                                ------------------
NEBRASKA: 0.50%
    19,930,000   CENTRAL PLAINS NE NEBRASKA GAS PROJECT NO. 2
                 SERIES 2009 (NATURAL GAS REVENUE)ss+/-                              0.31         08/01/2039            19,930,000
     5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT
                 (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.30         02/01/2015             5,100,000
                                                                                                                        25,030,000
                                                                                                                ------------------
NEVADA: 1.64%
    10,000,000   CLARK COUNTY NV AIRPORT SERIES E-1 (AIRPORT &
                 MARINA REVENUE)                                                     2.50         06/01/2011            10,138,787
    23,850,000   LAS VEGAS NV VARIOUS PURPOSE SERIES C (PROPERTY
                 TAX REVENUE,
                 LLOYDS TSB BANK PLC LOC)ss+/-                                       0.25         06/01/2036            23,850,000
    34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                          0.27         10/01/2035            34,000,000
    11,855,000   RENO NV CAPITAL IMPROVEMENT SERIES A (TAX
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.30         06/01/2032            11,855,000
     3,100,000   RENO NV SALES TAX REVENUE VARIOUS REFUNDING
                 SENIOR LIEN-RENO TRANSPORTATION RAIL
                 ACCESS CORRIDOR PROJECT (SALES TAX REVENUE, BANK
                 OF NEW YORK LOC)ss+/-                                               0.25         06/01/2042             3,100,000
                                                                                                                        82,943,787
                                                                                                                ------------------
NEW HAMPSHIRE: 1.84%
     8,000,000   MERRIMACK COUNTY NH GO TRAN (PROPERTY TAX REVENUE)                  1.00         12/30/2010             8,010,507
     6,100,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN
                 REHABILITATION (HFFA REVENUE, ALLIED IRISH
                 BANK PLC LOC)ss+/-                                                  2.50         01/01/2037             6,100,000
    19,585,000   NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK OBLIGATION
                 A (HCFR, AGM INSURED)ss+/-                                          0.36         08/01/2031            19,585,000
    12,840,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL
                 (HFFA REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.30         10/01/2036            12,840,000
     3,995,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            2.50         07/01/2038             3,995,000
    29,865,000   NEW HAMPSHIRE HEFA SAINT ANSELM COLLEGE (OTHER
                 REVENUE, RBS CITIZENS NA LOC)ss+/-                                  0.27         06/01/2038            29,865,000
     8,200,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE,
                 BANK OF NOVA SCOTIA LOC)ss+/-                                       0.43         02/01/2036             8,200,000
     4,255,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY
                 ALICE PECK DAY HEALTH SYSTEM
                 (HOUSING REVENUE, TD BANK NA LOC)ss+/-                              0.25         10/01/2043             4,255,000
                                                                                                                        92,850,507
                                                                                                                ------------------
NEW JERSEY: 1.72%
    43,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST 2009-70
                 (TRANSIT REVENUE)ss+/-++                                            0.30         12/15/2023            43,000,000
     3,505,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511
                 (OTHER REVENUE)ss+/-++                                              0.30         01/01/2032             3,505,000
     2,550,000   NEW JERSEY STATE TRANSPORTATION SERIES 146 (SALES
                 TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.31         06/15/2011             2,550,000
    10,500,000   NORTH BRUNSWICK NJ BOND ANTICIPATION NOTES
                 (PROPERTY TAX)                                                      1.25         08/11/2011            10,588,712
     6,795,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
                 MT-638 (STUDENT LOAN REVENUE)ss+/-++                                0.29         12/01/2024             6,795,000

                   Wells Fargo Advantage Money Market Funds 65


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW JERSEY (continued)
$   18,200,000   SALEM COUNTY NJ POLLUTION CONTROL FINANCE
                 AUTHORITY ATLANTIC CITY ELECTRIC (ELECTRIC,
                 POWER & LIGHT REVENUE, JPMORGAN BANK LOC)ss+/-                     0.32%         04/15/2014    $       18,200,000
     2,500,000   SOUTH RIVER BOROUGH NJ (PROPERTY TAX REVENUE)                      1.50          12/21/2010             2,506,038
                                                                                                                        87,144,750
                                                                                                                ------------------
NEW MEXICO: 1.16%
     5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1
                 (OTHER REVENUE,
                 STATE STREET BANK & TRUST NA LOC)ss+/-                              0.26          06/15/2024            5,000,000
    40,000,000   NEW MEXICO MUNICIPAL ENERGY ACQUISITION AUTHORITY
                 GAS SUPPLY SERIES 2009
                 (NATURAL GAS REVENUE)ss+/-                                          0.31          11/01/2039           40,000,000
     5,000,000   NEW MEXICO STATE (TAX REVENUE)                                      2.50          06/30/2011            5,090,644
     8,580,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE
                 & UNIVERSITY REVENUE)ss+/-                                          0.40          07/01/2036            8,580,000
                                                                                                                        58,670,644
                                                                                                                ------------------
NEW YORK: 7.03%
     7,970,000   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 1039
                 (OTHER REVENUE,
                 BRANCH BANKING & TRUST LOC)ss+/-++                                  0.36          06/01/2025            7,970,000
    10,080,000   BUFFALO NY MUNICIPAL WATER FINANCE AUTHORITY
                 (WATER REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                      0.25          07/01/2035           10,080,000
    29,170,000   CITY OF NEW YORK NY (PROPERTY TAX REVENUE,
                 TORONTA DOMINION BANK LOC)ss+/-                                     0.25          09/01/2027           29,170,000
       525,000   LONG ISLAND NY POWER AUTHORITY ELECTRIC SUBSERIES
                 1B (ELECTRIC, POWER & LIGHT REVENUE,
                 STATE STREET BANK & TRUST COMPANY LOC)ss+/-                         0.24          05/01/2033              525,000
     5,000,000   MARLBORO NY CENTRAL SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, STATE AID
                 WITHHOLDING)                                                        1.50          10/21/2010            5,005,667
    11,180,000   METROPOLITAN NY TRANSITION AUTHORITY
                 (TRANSPORTATION REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.54          11/15/2023           11,180,000
     3,000,000   MIDDLETOWN NY BOND ANTICIPATION NOTES (PROPERTY
                 TAX REVENUE)                                                        1.50          04/08/2011            3,011,588
    20,185,000   NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS
                 SUBORDINATED SERIES B3
                 (WATER REVENUE)ss+/-                                                0.25          06/15/2025           20,185,000
    14,400,000   NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS
                 SUBORDINATED
                 SERIES 1B (WATER & SEWER REVENUE)ss+/-                              0.25          06/15/2035           14,400,000
    14,800,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY
                 BUILDING AID CLASS A
                 (TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-++                       0.31          01/15/2037           14,800,000
    18,335,000   NEW YORK CONVENTION CENTER DEVELOPMENT
                 CORPORATION NEW YORK HOTEL UNIT FEE
                 SECURED SERIES 3095 (TAX REVENUE, AMBAC
                 INSURED)ss+/-++                                                     0.30          11/15/2044           18,335,000
     7,605,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                 (TRANSPORTATION REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.32          11/15/2025            7,605,000
    14,875,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION
                 MULITFAMILY RENT HOUSING
                 BALTON SERIES A (HOUSING REVENUE, FGHLM
                 INSURED)ss+/-                                                       0.29          09/01/2049           14,875,000
       650,000   NEW YORK NY (PROPERTY TAX REVENUE, BANK OF NEW
                 YORK LOC)ss+/-                                                      0.24          03/01/2034              650,000
     4,170,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY
                 NYC RECOVERY SERIES 1 SUB 1C
                 (INCOME TAX REVENUE)ss+/-                                           0.23          11/01/2022            4,170,000
    20,460,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY
                 NYC RECOVERY SERIES 3 (TAX REVENUE)ss+/-                            0.38          11/01/2022           20,460,000
    24,900,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY
                 SUBSERIES F-5 (TAX REVENUE,
                 SUMITOMO MITSUI BANKING LOC)ss+/-                                   0.25          02/01/2035           24,900,000
    10,050,000   NEW YORK NY MUNICIPAL WATER & SEWER FINANCE
                 AUTHORITY FISCAL YEAR 2009
                 SERIES 3484 (WATER REVENUE)ss+/-++                                  0.26          06/15/2033           10,050,000
    19,100,000   NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE)ss+/-                   0.27          04/01/2035           19,100,000
    16,900,000   NEW YORK NY SUBSERIES C-3 (PROPERTY TAX REVENUE,
                 BNP PARIBAS LOC)ss+/-                                               0.26          08/01/2020           16,900,000
     9,405,000   NEW YORK NY SUBSERIES E4 (OTHER REVENUE, FORTIS
                 BANQUE LOC)ss+/-                                                    0.31          03/01/2034            9,405,000
     6,700,000   NEW YORK NY SUBSERIES F4 (PROPERTY TAX REVENUE,
                 ROYAL BANK OF SCOTLAND LOC)ss+/-                                    0.30          09/01/2035            6,700,000
     6,100,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY SERIES
                 3F (TAX REVENUE)ss+/-                                               0.24          11/01/2022            6,100,000
    19,640,000   NEW YORK STATE DORMITORY AUTHORITY ST. JOHN
                 UNIVERSITY SERIES B-1 (COLLEGE &
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.25          07/01/2034           19,640,000
    15,000,000   NEW YORK STATE HOUSING FINANCE AGENCY ECONOMIC
                 DEVELOPMENT
                 (INCOME TAX REVENUE)ss+/-                                           0.30          03/15/2033           15,000,000

                   66 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$    5,000,000   NIAGARA COUNTY NY IDA NIAGARA UNIVERSITY PROJECT
                 SERIES B (IDR, HOUSEHOLD
                 SERVICES BANK CORPORATION LOC)ss+/-                                 0.27%        11/01/2031    $        5,000,000
    18,000,000   OYSTER BAY NY BOND ANTICIPATION NOTES (PROPERTY
                 TAX REVENUE)                                                        1.25         08/12/2011            18,161,115
     6,500,000   TARRYTOWNS NY UNIFIED SCHOOL DISTRICT BOND
                 ANTICIPATION NOTES (PROPERTY TAX REVENUE,
                 STATE AID WITHOLDING)                                               1.50         08/12/2011             6,569,733
     8,460,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY SERIES A
                 (HIGHWAY REVENUE, GO OF AUTHORITY
                 INSURED)ss+/-                                                       0.32         11/01/2035             8,460,000
     7,000,000   WATERVLIET CITY NY SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, STATE AID WITHHOLDING)                                     1.50         01/27/2011             7,019,980
                                                                                                                       355,428,083
                                                                                                                ------------------
NORTH CAROLINA: 1.73%
    10,000,000   DURHAM COUNTY NC COP (OTHER REVENUE, SUNTRUST
                 BANK LOC)ss+/-                                                      0.30         06/01/2034            10,000,000
     5,610,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
                 (OTHER REVENUE,
                 BRANCH BANKING & TRUST LOC)ss+/-                                    0.27         03/01/2031             5,610,000
     6,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
                 CAMPBELL UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE, BRANCH BANKING & TRUST
                 LOC)ss+/-                                                           0.30         10/01/2034             6,000,000
     6,515,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
                 O'NEAL SCHOOL PROJECT
                 (OTHER REVENUE, WELLS FARGO BANK LOC)ss+/-(q)                       0.29         09/01/2029             6,515,000
     4,800,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH
                 CARE FACILITIES UNIVERSITY HEALTH
                 SYSTEMS OF EASTERN CAROLINA SERIES 2008-B-1
                 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                             0.26         12/01/2036             4,800,000
    15,300,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH
                 CARE FACILITIES UNIVERSITY HEALTH
                 SYSTEMS OF EASTERN CAROLINA SERIES 2008-B-2
                 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                             0.28         12/01/2036            15,300,000
       980,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE
                 AGENCY CHARLOTTE DAY SCHOOL
                 (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.31         08/01/2020               980,000
    11,725,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROL
                 WOODS PROJECT (HCFR,
                 RADIAN INSURED)ss+/-                                                0.25         04/01/2031            11,725,000
     8,665,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED
                 EQUIPMENT FINANCING PROJECT
                 (HCFR, KBC BANK NV LOC)ss+/-                                        0.25         12/01/2025             8,665,000
     7,550,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY
                 HEALTH SYSTEM SERIES A1
                 (HCFR, BANK OF AMERICA NA LOC)ss+/-                                 0.29         12/01/2028             7,550,000
     4,680,000   NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE
                 MEMORIAL HOSPITAL (HCFR,
                 BRANCH BANKING & TRUST LOC)ss+/-                                    0.29         10/01/2036             4,680,000
     2,065,000   NORTH CAROLINA MEDICAL CARE COMMUNITY
                 PRESBYTERIAN HOME PROJECT (HCFR,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.29         08/01/2024             2,065,000
     3,500,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A
                 (AIRPORT REVENUE,
                 BRANCH BANKING & TRUST LOC)ss+/-                                    0.31         07/01/2032             3,500,000
                                                                                                                        87,390,000
                                                                                                                ------------------
NORTH DAKOTA: 0.20%
    10,000,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION
                 PUBLIC PROJECT CONSTRUCTION
                 NOTES A-4 (WATER REVENUE)                                           1.50         09/01/2011            10,079,352
                                                                                                                ------------------
OHIO: 2.48%
     8,600,000   CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT
                 REVENUE, KBC BANK NV LOC)ss+/-                                      0.37         01/01/2024             8,600,000
     5,400,000   CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A
                 (COLLEGE & UNIVERSITY REVENUE,
                 PNC BANK NA LOC)ss+/-                                               0.26         08/01/2042             5,400,000
     9,500,000   FRANKLIN COUNTY OH (HCFR, PNC BANK NA LOC)ss+/-                     1.00         07/01/2036             9,500,000
     8,645,000   FRANKLIN COUNTY OH US HEALTH CORPORATION SERIES A
                 (HCFR, US BANK NA LOC)ss+/-                                         0.28         12/01/2021             8,645,000
    12,390,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.30         12/01/2026            12,390,000
    22,210,000   LANCASTER OH PORT AUTHORITY GAS SERIES 2008
                 (NATURAL GAS REVENUE)ss+/-                                          0.31         05/01/2038            22,210,000
    13,805,000   OHIO STATE HEFAR OHIO DOMINICAN UNIVERSITY
                 PROJECT (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.30         12/01/2037            13,805,000
     6,510,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST
                 ENERGY GENERAL CORPORATION SERIES A
                 (IDR, BARCLAYS BANK PLC LOC)ss+/-                                   0.23         05/15/2019             6,510,000
     9,600,000   PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL
                 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.32         09/01/2033             9,600,000
     2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY
                 CORPORATION PROJECT
                 (IDR, BANK OF NOVA SCOTIA LOC)ss+/-                                 0.47         09/01/2015             2,810,308

                   Wells Fargo Advantage Money Market Funds 67


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
OHIO (continued)
$   15,530,000   WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN
                 HOMES SERIES B (HCFR,
                 US BANK NA LOC)ss+/-                                                0.27%        07/01/2023    $       15,530,000
    10,535,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT
                 (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.26         03/01/2033            10,535,000
                                                                                                                       125,535,308
                                                                                                                ------------------
                                                     OKLAHOMA: 0.46%
     4,695,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION
                 PROJECT (HCFR, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.50         11/01/2018             4,695,000
    10,090,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES
                 1880 (ELECTRIC REVENUE,
                 FGIC INSURED)ss+/-++                                                0.40         01/01/2015            10,090,000
     8,400,000   OKLAHOMA STATE TURNPILE AUTHORITY SERIES F
                 (HIGHWAY REVENUE TOLLS)ss+/-                                        0.25         01/01/2028             8,400,000
                                                                                                                        23,185,000
                                                                                                                ------------------
OREGON: 0.23%
     4,100,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE
                 MANOR PROJECT
                 (HCFR, KBC BANK NV LOC)ss+/-                                        0.28         07/01/2036             4,100,000
     3,995,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY
                 OREGON BAPTIST RETIREMENT
                 (HCFR, US BANK NA LOC)ss+/-                                         0.27         11/01/2034             3,995,000
     3,700,000   OREGON STATE FACILITIES AUTHORITY HAZELDEN
                 SPRINGBROOK PROJECT A
                 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     2.55         11/01/2025             3,700,000
                                                                                                                        11,795,000
                                                                                                                ------------------
OTHER: 0.49%
    25,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS CLASS
                 C 1001 (OTHER INCOME,
                 FHLMC INSURED)+++/-ss                                               0.33         03/01/2040            25,000,000
                                                                                                                ------------------
PENNSYLVANIA: 3.06%
     4,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UNIVERSITY OF PITTSBURGH
                 EDUCATION CENTER SERIES C (HCFR, PNC BANK NA
                 LOC)ss+/-                                                           0.24         05/15/2038             4,500,000
     9,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UNIVERSITY OF PITTSBURGH
                 EDUCATION CENTER PROJECT SERIES 2007-B-2 (HCFR,
                 ROYAL BANK OF CANADA LOC)ss+/-++                                    0.29         04/15/2039             9,500,000
    13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UPMC SENIOR LIVING
                 CORPORATION (HCFR, FNMA INSURED)ss+/-                               0.29         07/15/2028            13,275,000
     3,750,000   ALLEGHENY COUNTY PA INDUSTRIAL DEVELOPMEN
                 AUTHORITY (PRIVATE SCHOOL REVENUE,
                 PNC BANK NA LOC)ss+/-                                               0.29         08/01/2040             3,750,000
    10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT
                 SERIES A (ELECTRIC POWER & LIGHT
                 REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                              0.29         11/01/2020            10,000,000
    10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT
                 SERIES A (OTHER REVENUE,
                 ROYAL BANK OF SCOTLAND LOC)ss+/-                                    0.29         07/15/2021            10,000,000
     9,000,000   BERKS COUNTY PA MUNICIPAL AUTHORITY READING
                 HOSPITAL & EDUCATION CENTER
                 PROJECT SERIES 2008A-1 (HCFR, ROYAL BANK OF CANADA
                 LOC)ss+/-++                                                         0.29         11/01/2011             9,000,000
     2,615,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES
                 B (OTHER REVENUE,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.25         06/01/2020             2,615,000
    11,120,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER
                 REVENUE, AMBAC INSURED)ss+/-++                                      0.30         10/01/2025            11,120,000
     2,945,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH
                 SYSTEM LANCASTER GENERAL HOSPITAL
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.29         07/01/2041             2,945,000
    10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM
                 RENT TAX (OTHER REVENUE,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.29         03/01/2047            10,320,000
     3,430,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC
                 HOMES PROJECT SERIES A (HCFR,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.25         09/01/2031             3,430,000
     2,160,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC
                 HOMES PROJECT SERIES B (HCFR,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.25         05/01/2032             2,160,000
    15,095,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC
                 HOMES PROJECT SERIES C (HCFR,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.25         11/01/2019            15,095,000
     2,000,000   PENNSYLVANIA STATE ST. JOSEPHS UNIVERSITY SERIES A
                 (COLLEGE & UNIVERSITY REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                     1.35         07/15/2036             2,000,000

                   68 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$    8,265,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL
                 DEVELOPMENT CHESTNUT HILL COLLEGE SERIES B
                 (EDUCATIONAL FACILITIES REVENUE, WELLS FARGO
                 BANK NA LOC)ss+/-(q)                                                0.39%        10/01/2036    $        8,265,000
     6,000,000   PITTSBURGH PA WATER & SEWER AUTHORITY FIRST LIEN
                 SERIES D-2 (WATER REVENUE,
                 AGM INSURED)ss+/-                                                   0.24         09/01/2040             6,000,000
    10,470,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
                 4202 (PROPERTY TAX REVENUE,
                 FGIC INSURED)ss+/-++                                                0.55         06/01/2034            10,470,000
     2,360,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS
                 SERIES P-FLOATS-MT-636
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-++                      0.30         02/01/2031             2,360,000
    17,910,000   SOUTHCENTRAL PA GENERAL AUTHORITY HOMEWOOD
                 HANOVER PROJECT (OTHER REVENUE,
                 MANUFACTURERS & TRADERS TRUST COMPANY LOC)ss+/-                     0.35         12/01/2028            17,910,000
                                                                                                                       154,715,000
                                                                                                                ------------------
PUERTO RICO: 0.66%
     7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY &
                 TRANSPORTATION AUTHORITY SERIES A
                 (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA
                 LOC)ss+/-                                                           0.30         07/01/2028             7,395,000
    26,100,000   PUERTO RICO SALES TAX FINANCING CORPORATION
                 SERIES 3036 (SALES TAX REVENUE)ss+/-++                              0.35         08/01/2057            26,100,000
                                                                                                                        33,495,000
                                                                                                                ------------------
SOUTH CAROLINA: 1.06%
     9,325,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY
                 FOR PRIVATE NONPROFIT INSTITUTIONS
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.31         06/01/2025             9,325,000
     2,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY COLUMBIA JEWISH COMMUNITY
                 CENTER (ECONOMIC DEVELOPMENT REVENUE, WELLS
                 FARGO BANK NA LOC)ss+/-(q)                                          0.39         12/01/2024             2,620,000
     8,300,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY ECONOMIC DEVELOPMENT
                 REVENUE HEARTLAND HALL EPISCOPAL (IDR, WELLS
                 FARGO BANK NA LOC)ss+/-(q)                                          0.29         08/01/2029             8,300,000
     6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY GOODWILL INDUSTRIALS
                 INCORPORATED PROJECT (HCFR, WELLS FARGO BANK NA
                 LOC)ss+/-(q)                                                        0.39         10/01/2032             6,000,000
     6,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY GREENVILLE BAPTIST PROJECT
                 (HCFR, WELLS FARGO BANK NA LOC)ss+/-++(q)                           0.29         10/01/2019             6,500,000
     4,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY INSTITUTIONAL BUSINESS &
                 HOME PROJECT (IDR, BRANCH BANKING & TRUST
                 LOC)ss+/-                                                           0.30         11/01/2034             4,500,000
     4,540,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY STATE UNIVERSITY HOUSING
                 LLC SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK
                 OF AMERICA NA LOC)ss+/-                                             0.31         03/01/2027             4,540,000
    12,010,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY WUREF DEVELOPMENT
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.29         07/01/2033            12,010,000
                                                                                                                        53,795,000
                                                                                                                ------------------
SOUTH DAKOTA: 0.53%
     7,500,000   SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITAL & HEALTH
                 SYSTEMS PROJECT SERIES 2001-C
                 (HCFR, US BANK NA LOC)ss+/-                                         0.31         11/01/2019             7,500,000
     6,495,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY
                 (MFHR, FNMA INSURED)ss+/-                                           0.31         02/15/2031             6,495,000
     8,000,000   SOUTH DAKOTA STATE HEFA REGIONAL HEALTH (OTHER
                 REVENUE, US BANK NA LOC)ss+/-                                       0.25         09/01/2027             8,000,000
     4,800,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B
                 (HCFR, US BANK NA LOC)ss+/-                                         0.31         11/01/2034             4,800,000
                                                                                                                        26,795,000
                                                                                                                ------------------
TENNESSEE: 1.49%
     6,450,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL
                 GOVERNMENT PUBLIC IMPORT E1
                 SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST
                 LOC)ss+/-                                                           0.30         06/01/2037             6,450,000
     5,910,000   CHATTANOOGA INDUSTRIAL DEVELOPMENT BOARD
                 TENNESSEE AQUARIUM PROJECT
                 (RECREATIONAL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.31         04/01/2024             5,910,000
     9,910,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY MET
                 GOVERNMENT NASHVILLE & DAVIDSON
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.27         07/01/2026             9,910,000
     5,580,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE MUNICIPAL BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.27         07/01/2034             5,580,000
    13,500,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
                 COUNTY HEFA LIPSCOMB UNVERSITY
                 PROJECT (COLLEGE & UNIVERSITY REVENUE, FHLB
                 INSURED)ss+/-                                                       0.30         11/01/2028            13,500,000

                   Wells Fargo Advantage Money Market Funds 69


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TENNESSEE (continued)
$   19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
                 COUNTY TN STEWARTS FERRY
                 APARTMENTS (IDR, FHLMC INSURED)ss+/-                                0.31%        01/01/2034    $       19,985,000
     3,015,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                 POOLED FINANCING LOAN POOL
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-++                      0.33         11/01/2027             3,015,000
     4,250,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL
                 GOVERNMENT PUBLIC IMPROVEMENT
                 SERIES A4 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                     0.30         06/01/2025             4,250,000
     6,690,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
                 YMCA PROJECTS (OTHER REVENUE,
                 WELLS FARGO BANK LOC)ss+/-(q)                                       0.39         10/01/2022             6,690,000
                                                                                                                        75,290,000
                                                                                                                ------------------
TEXAS: 7.92%
    12,165,000   AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)ss+/-                                           0.32         11/15/2029            12,165,000
     6,350,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION
                 VISTA MEADOWS/FREDRICKSBURG PLACE
                 APARTMENTS PROJECT SERIES 2006 (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30         09/01/2036             6,350,000
    15,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST (TRANSIT
                 REVENUE)ss+/-++                                                     0.35         10/01/2018            15,000,000
     5,000,000   DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT
                 CORPORATION (IDR, BANK OF THE WEST LOC)ss+/-                        0.30         08/01/2035             5,000,000
     2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514
                 (OTHER REVENUE, PERMANENT SCHOOL
                 FUND GUARANTEED)ss+/-++                                             0.30         02/15/2038             2,275,000
     9,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         07/01/2026             9,360,000
     1,245,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         11/15/2029             1,245,000
     1,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES
                 2852 (PROPERTY TAX REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)ss+/-++                            0.30         02/15/2016             1,800,000
     5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION
                 VILLAGE BY THE SEA APARTMENTS
                 PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                        0.31         02/15/2032             5,090,000
    14,700,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION HERMANN HEALTH
                 SERIES D1 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                      0.29         06/01/2029            14,700,000
     5,060,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION (OTHER REVENUE)ss+/-++                                  0.31         05/15/2016             5,060,000
     6,570,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION BAYLOR SERIES A2
                 (COLLEGE AND UNIVERSITY REVENUE, AMBAC
                 INSURED)ss+/-                                                       0.25         11/15/2047             6,570,000
     7,700,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT
                 CORPORATION SOLID WASTE DISPOSAL
                 DEER PARK REFINING PROJECT SERIES A (RESOURCE
                 RECOVERY REVENUE)ss+/-                                              0.25         03/01/2023             7,700,000
    20,100,000   HOUSTON TX UTILITIES SYSTEMS AUTHORITY SERIES
                 2010-B (WATER REVENUE,
                 ROYAL BANK OF CANADA LOC)ss+/-++                                    0.29         05/15/2034            20,100,000
    10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER
                 REVENUE)ss+/-++                                                     0.33         12/01/2023            10,000,000
     4,060,000   JUDSON TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
                 TAX REVENUE)ss+/-++                                                 0.31         02/01/2031             4,060,000
     7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE
                 CORPORATION JASON AVENUE RESIDENTIAL
                 APARTMENTS (MFHR, FHLMC INSURED)ss+/-                               0.30         08/01/2041             7,500,000
       600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)ss+/-                   0.29         04/01/2027               600,000
     6,500,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENAL
                 FACILITIES MOTIVA ENTERPRISES B (IDR)ss+/-                          0.25         04/01/2040             6,500,000
    30,700,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES MOTIVA ENTERPRISES B
                 (RESOURCE RECOVERY REVENUE)ss+/-                                    0.25         12/01/2039            30,700,000
    10,000,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES MOTIVA ENTERPRISES C
                 (RESOURCE RECOVERY REVENUE)ss+/-                                    0.25         12/01/2039            10,000,000
    31,100,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FALICITIES MOTIVA ENTERPRISES A (IDR)ss+/-                          0.25         04/01/2040            31,100,000
    30,860,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS
                 SERIES P-FLOATS-MT-636 (HFFA)ss+/-++                                0.35         01/01/2028            30,860,000
    16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT
                 (PROPERTY TAX REVENUE, DEXIA INSURED)ss+/-                          0.51         08/01/2037            16,000,000
    75,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                 CORPORATION SERIES 2848
                 (OTHER REVENUE)ss+/-++                                              0.37         12/15/2026            75,000,000
    20,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                 CORPORATION SERIES 2849 (OTHER REVENUE)ss+/-++                      0.37         12/15/2026            20,000,000
    13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY
                 AFFAIRS COSTA IBIZA APARTMENTS
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         08/01/2041            13,900,000
     1,890,000   TEXAS STATE TRAN (OTHER REVENUE)                                    2.00         08/31/2011             1,920,986
     2,800,000   TYLER TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION MOTHER FRANCES HOSPITAL SERIES B
                 (HCFR, BANK OF AMERICA NA LOC)ss+/-                                 0.31         07/01/2020             2,800,000
    27,385,000   UNIVERSITY OF TEXAS REFINANCING SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)ss+/-                                 0.25         08/01/2033            27,385,000
                                                                                                                       400,740,986
                                                                                                                ------------------

                   70 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
UTAH: 1.34%
$   37,010,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS
                 SERIES P-FLOATS-PPT-1008- CL-A
                 (PROPERTY TAX REVENUE, FHLMC INSURED)ss+/-++                        0.33%        01/01/2032    $       37,010,000
     5,000,000   UTAH TRANSPORTATION AUTHORITY SUBSERIES A (SALES
                 TAX REVENUE, FORTIS BANK SA NV LOC)ss+/-                            0.25         06/15/2036             5,000,000
    16,100,000   UTAH TRANSPORTATION SALES TAX SUBSERIES B (SALES
                 TAX REVENUE, FORTIS BANK SA NV LOC)ss+/-                            0.22         06/15/2036            16,100,000
     9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                 0.29         12/01/2034             9,675,000
                                                                                                                        67,785,000
                                                                                                                ------------------
VERMONT: 0.91%
     2,135,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING
                 AGENCY BRATTLEBORO MEMORIAL
                 HOSPITAL PROJECT A (HCFR, TD BANK NA LOC)ss+/-                      0.25         10/01/2028             2,135,000
     9,120,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING
                 AGENCY FLETCHER ALLEN HOSPITAL
                 SERIES A (HCFR, TD BANK NA LOC)ss+/-                                0.24         12/01/2030             9,120,000
     3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING
                 AGENCY LANDMARK COLLEGE PROJECT
                 SERIES A (COLLEGE & UNIVERSITY REVENUE, TD BANK NA
                 LOC)ss+/-                                                           0.25         07/01/2033             3,140,000
     2,065,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING
                 AGENCY NORTHEASTERN VERMONT
                 REGIONAL HOSPITAL SERIES A (HCFR, TD BANK NA
                 LOC)ss+/-                                                           0.25         10/01/2029             2,065,000
    19,255,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING
                 AGENCY VARIOUS NORWICH
                 UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
                 TD BANK NA LOC)ss+/-                                                0.26         09/01/2038            19,255,000
    10,295,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH
                 COUNTY HOSPITAL PROJECT A (HCFR,
                 TD BANK NA LOC)ss+/-                                                0.25         10/01/2034            10,295,000
                                                                                                                        46,010,000
                                                                                                                ------------------
VIRGINIA: 1.26%
     7,295,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B
                 (AIRPORT REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                          0.29         06/01/2035             7,295,000
     5,000,000   FAIRFAX COUNTY VA IDA (OTHER REVENUE)ss+/-                          0.42         05/15/2039             5,000,000
    14,725,000   HANOVER COUNTY VA IDA COVENENT WOODS (HCFR, BRANCH
                 BANKING & TRUST LOC)ss+/-++                                         0.30         07/01/2029            14,725,000
    12,650,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER
                 REVENUE, FNMA INSURED)ss+/-                                         0.30         11/15/2032            12,650,000
     5,000,000   NORFOLK ECONOMIC DEVELOPMENT AUTHORITY (HCFR)ss+/-                  0.42         11/01/2034             5,000,000
       110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM
                 AUTHORITY SERIES A (OTHER REVENUE,
                 BRANCH BANKING & TRUST LOC)ss+/-                                    0.23         07/01/2037               110,000
     6,550,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM
                 AUTHORITY SERIES B (HCFR,
                 BRANCH BANKING & TRUST LOC)ss+/-                                    0.27         07/01/2037             6,550,000
    12,200,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY
                 FRIENDSHIP FOUNDATION (HCFR,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.29         07/01/2022            12,200,000
                                                                                                                        63,530,000
                                                                                                                ------------------
WASHINGTON: 2.94%
     5,000,000   DISTRICT COLUMBIA INCOME TAX SERIES C (INCOME TAX
                 REVENUE)ss+/-                                                       0.32         12/01/2010             5,000,000
    28,225,000   DISTRICT COLUMBIA REVENUE KIPP DC (OTHER
                 REVENUE)ss+/-++                                                     0.31         05/02/2039            28,225,000
     1,980,000   EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.36         12/01/2021             1,980,000
     6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY
                 TAX REVENUE)ss+/-++                                                 0.31         12/01/2015             6,930,000
    12,000,000   KING COUNTY SEWER SERIES 3090 (SEWER REVENUE, FSA
                 INSURED)ss+/-++                                                     0.30         01/01/2039            12,000,000
     4,970,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                        0.31         07/01/2035             4,970,000
     5,850,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-++                            0.55         12/01/2018             5,850,000
     7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.30         03/02/2021             7,920,000
     9,710,000   SEATTLE WA WATER & SEWER SYSTEMS RB ECLIPSE
                 FUNDING TRUST SERIES 2006-0002
                 (WATER REVENUE, US BANK NA LOC)ss+/-++                              0.30         09/01/2029             9,710,000
    12,530,000   SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-++                                           0.30         09/01/2012            12,530,000
    18,000,000   WASHINGTON HEFAR SEATTLE PACIFIC UNIVERSITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 US BANK NA LOC)ss+/-                                                0.26         10/01/2030            18,000,000
     7,650,000   WASHINGTON STATE SERIES R (COLLEGE & UNIVERSITY
                 REVENUE, CITIBANK NA LOC)ss+/-++                                    0.30         01/01/2016             7,650,000
    12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND
                 SERIES B (COLLEGE & UNIVERSITY
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.32         10/01/2036            12,000,000
     6,675,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND
                 PROJECT A PUTTABLE (COLLEGE &
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.32         10/01/2030             6,675,000

                   Wells Fargo Advantage Money Market Funds 71


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
WASHINGTON (continued)
$    5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION
                 NONPROFIT TACOMA ART MUSEUM
                 PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
                 TRUST CORPORATION LOC)ss+/-                                         0.26%        06/01/2032    $        5,775,000
     3,400,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL
                 (HCFR, US BANK NA LOC)ss+/-++                                       0.27         10/01/2017             3,400,000
                                                                                                                       148,615,000
                                                                                                                ------------------
WEST VIRGINIA: 0.62%
    15,580,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A
                 (HCFR, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                      0.31         07/01/2040            15,580,000
     6,000,000   WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION
                 WEIRTON MEDICAL CENTER
                 INCORPORATED (HCFR, PNC BANK NA LOC)ss+/-                           0.29         12/01/2031             6,000,000
    10,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY
                 CABELL HOSPITAL SERIES A (HCFR,
                 BRANCH BANKING & TRUST LOC)ss+/-                                    0.29         01/01/2034            10,000,000
                                                                                                                        31,580,000
                                                                                                                ------------------
WISCONSIN: 2.39%
    26,755,000   CLIPPER TAX EXEMPT CERTIFCATE TRUST 2009-36 (
                 TRANSIT REVENUE)ss+/-++                                             0.35         05/01/2020            26,755,000
     7,725,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN
                 KENILWORTH PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, US BANK NA LOC)ss+/-                                       0.30         09/01/2040             7,725,000
     6,000,000   WISCONSIN STATE HEFA (HOSPITAL REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.25         08/01/2030             6,000,000
    10,000,000   WISCONSIN STATE HEFA SAINT NORBERT COLLEGE
                 INCORPORATED (COLLEGE & UNIVERSITY REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.33         02/01/2038            10,000,000
    30,720,000   WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B
                 (HCFR, FIRST SECURITY BANK LOC)ss+/-                                0.56         12/01/2029            30,720,000
     6,030,000   WISCONSIN STATE HEFA BELOIT MEMORIAL HOSPITAL
                 INCORPORATED (HCFR,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.27         04/01/2036             6,030,000
     6,575,000   WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED
                 SERIES A (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.27         05/01/2037             6,575,000
    11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL
                 INCORPORATED (HFFA REVENUE,
                 US BANK NA LOC)ss+/-                                                0.30         05/01/2024            11,390,000
     4,045,000   WISCONSIN STATE HEFA LAWRENCE UNIVERSITY (COLLEGE
                 & UNIVERSITY REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.30         02/01/2039             4,045,000
     1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT
                 (COLLEGE & UNIVERSITY REVENUE,
                 US BANK NA LOC)ss+/-                                                0.25         06/01/2033             1,100,000
     6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES
                 SERIES B (OTHER REVENUE,
                 US BANK NA LOC)ss+/-                                                0.29         03/01/2038             6,375,000
     3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES
                 SERIES A (OTHER REVENUE,
                 KBC BANK NV LOC)ss+/-                                               0.29         03/01/2038             3,940,000
                                                                                                                       120,655,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,898,094,688)                                                                  4,898,094,688
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,062,459,688)*                                                 100.10%                                       5,062,459,688
OTHER ASSETS AND LIABILITIES, NET                                       (0.10)                                          (5,165,519)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    5,057,294,169
                                                                       ------                                   ------------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   72 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

TREASURY PLUS MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
US TREASURY SECURITIES: 0.28%
US TREASURY BILLS: 0.28%
$   30,000,000   US TREASURY BILL##                                                  0.19%        09/02/2010    $       29,999,842
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $29,999,842)                                                                         29,999,842
                                                                                                                ------------------
REPURCHASE AGREEMENTS (z): 99.74%
   125,000,000   BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010,
                 MATURITY VALUE $125,000,799(1)                                      0.23        09/01/2010            125,000,000
   500,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/27/2010,
                 MATURITY VALUE $500,020,417(2)                                      0.22        09/03/2010            500,000,000
 1,114,500,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,114,507,430(3)                                    0.24        09/01/2010          1,114,500,000
   910,000,000   BNP PARIBUS SECURITIES CORPORATION, DATED
                 08/31/2010, MATURITY VALUE $910,006,067(4)                          0.24        09/01/2010            910,000,000
   500,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/26/2010,
                 MATURITY VALUE $500,021,389(5)                                      0.22        09/02/2010            500,000,000
 1,000,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,667(6)                                    0.24        09/01/2010          1,000,000,000
 1,150,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $1,150,007,667(7)                                    0.24        09/01/2010          1,150,000,000
   100,000,000   GOLDMAN SACHS & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $100,000,333(8)                                      0.12        09/01/2010            100,000,000
 1,000,000,000   HSBC SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $1,000,006,667(9)                                                   0.24        09/01/2010          1,000,000,000
 1,000,000,000   JPMORGAN SECURITIES, DATED 08/31/2010, MATURITY
                 VALUE $1,000,006,667(10)                                            0.24        09/01/2010          1,000,000,000
   500,000,000   MORGAN STANLEY & COMPANY, DATED 08/25/2010,
                 MATURITY VALUE $500,020,417(11)                                     0.21        09/01/2010            500,000,000
   150,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $150,000,917(12)                                     0.22        09/01/2010            150,000,000
   700,000,000   RBC CAPITAL MARKETS, DATED 08/31/2010, MATURITY
                 VALUE $700,004,667(13)                                              0.24        09/01/2010            700,000,000
   835,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $835,005,567(14)                                     0.24        09/01/2010            835,000,000
 1,000,000,000   SOCIETE GENERALE NY, DATED 08/31/2010, MATURITY
                 VALUE $1,000,006,667(15)                                            0.24        09/01/2010          1,000,000,000
   200,000,000   UBS SECURITIES LLC, DATED 08/31/2010, MATURITY
                 VALUE $200,001,333(16)                                              0.24        09/01/2010            200,000,000
TOTAL REPURCHASE AGREEMENTS (COST $10,784,500,000)                                                                  10,784,500,000
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $10,814,499,842)*                                                100.02%                                      10,814,499,842
OTHER ASSETS AND LIABILITIES, NET                                       (0.02)                                          (2,311,844)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $   10,812,187,998
                                                                       ------                                   ------------------

                   Wells Fargo Advantage Money Market Funds 73


Portfolio of Investments--August 31, 2010 (Unaudited)

TREASURY PLUS MONEY MARKET FUND

----------
##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

(z)  Collateralized by:

(1) U.S. government security, 3.75%, 11/15/2018, market value including accrued interest is $127,500,032.

(2)  U.S. government securities, 0.00% to 2.50%, 4/15/2015 to 1/15/2029, market value including accrued interest is $510,000,000.

(3)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $1,136,790,009.

(4)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $928,200,009.

(5)  U.S. government securities, 0.875% to 4.25%, 12/31/2010 to 2/15/2040, market value including accrued interest is $510,000,087.

(6)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $1,020,006,820.

(7)  U.S. government securities, 0.00% to 8.875%, 9/2/2010 to 8/15/2040, market value including accrued interest is $1,173,000,069.

(8)  U.S. government securities, 4.50% to 7.00%, 4/30/2012 to 8/15/2022, market value including accrued interest is $102,000,079.

(9)  U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $1,020,002,073.

(10) U.S. government securities, 1.125% to 4.375%, 12/15/2012 to 11/15/2039, market value including accrued interest is $1,020,002,471.

(11) U.S. government securities, 1.875% to 2.375%, 7/15/2019 to 1/15/2025, market value including accrued interest is $510,000,053.

(12) U.S. government securities, 7.625% to 8.125%, 8/15/2010 to 11/15/2022, market value including accrued interest is $153,000,146.

(13) U.S. government securities, 0.875% to 7.25%, 5/31/2011 to 2/15/2023, market value including accrued interest is $714,000,046.

(14) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $851,700,926.

(15) U.S. government securities, 1.00% to 3.625%, 7/15/2014 to 4/15/2028, market value including accrued interest is $1,020,000,060.

(16) U.S. government securities, 0.00% to 11.25%, 11/15/2010 to 5/15/2020, market value including accrued interest is $204,003,603.

The accompanying notes are an integral part of these financial statements.

                   74 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

100% TREASURY MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                      YIELD       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
US TREASURY SECURITIES: 105.96%
US TREASURY BILLS: 105.96%
$  572,285,000   US TREASURY BILL##                                                  0.08%        09/02/2010    $      572,282,499
   607,475,000   US TREASURY BILL##                                                  0.12         09/09/2010           607,456,957
   557,535,000   US TREASURY BILL##                                                  0.15         09/16/2010           557,498,873
   567,248,000   US TREASURY BILL##                                                  0.12         09/23/2010           567,203,984
   306,355,000   US TREASURY BILL##                                                  0.14         09/30/2010           306,318,277
   567,245,000   US TREASURY BILL##                                                  0.16         10/07/2010           567,151,807
   656,205,000   US TREASURY BILL##                                                  0.15         10/14/2010           656,085,239
   707,505,000   US TREASURY BILL##                                                  0.15         10/21/2010           707,354,096
   635,500,000   US TREASURY BILL##                                                  0.17         10/28/2010           635,324,693
   687,525,000   US TREASURY BILL##                                                  0.16         11/04/2010           687,327,501
   642,225,000   US TREASURY BILL##                                                  0.16         11/12/2010           642,014,233
   686,910,000   US TREASURY BILL##                                                  0.16         11/18/2010           686,671,932
   706,135,000   US TREASURY BILL##                                                  0.15         11/26/2010           705,878,982
   580,000,000   US TREASURY BILL##                                                  0.16         12/02/2010           579,765,439
    90,000,000   US TREASURY BILL##                                                  0.21         12/09/2010            89,946,788
    90,000,000   US TREASURY BILL##                                                  0.21         01/06/2011            89,933,325
    85,000,000   US TREASURY BILL##                                                  0.20         01/13/2011            84,936,722
    60,000,000   US TREASURY BILL##                                                  0.20         01/27/2011            59,950,667
    80,000,000   US TREASURY BILL##                                                  0.20         02/03/2011            79,931,113
TOTAL US TREASURY SECURITIES (COST $8,883,033,127)                                                                   8,883,033,127
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,883,033,127)*                                                 105.96%                                       8,883,033,127
OTHER ASSETS AND LIABILITIES, NET                                       (5.96)                                        (499,292,734)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    8,383,740,393
                                                                       ------                                   ------------------

----------
##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   76 Wells Fargo Advantage Money Market Funds


               Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                            California Municipal      Government
                                                                Money Market         Money Market
                                                                    Fund                 Fund
                                                            --------------------   ---------------
ASSETS
   Investments
      In unaffiliated securities, at amortized cost .....      $3,040,402,930      $15,903,011,968
      In repurchase agreements, at amortized cost .......                   0       14,007,300,000
                                                               --------------      ---------------
   Total investments, at amortized cost .................       3,040,402,930       29,910,311,968
   Cash .................................................              85,472              150,995
   Receivable for securities sold .......................           2,315,000                    0
   Receivable for Fund shares sold ......................             152,125               67,656
   Receivable for interest ..............................             994,082           15,555,883
   Receivable from investment advisor ...................             446,855                    0
   Prepaid expenses and other assets ....................                   0                    0
                                                               --------------      ---------------
Total assets ............................................       3,044,396,464       29,926,086,502
                                                               --------------      ---------------
LIABILITIES
   Dividends payable ....................................              38,626              695,336
   Payable for investments purchased ....................           7,766,567          514,150,271
   Payable for Fund shares redeemed .....................              40,773              266,065
   Advisory fee payable .................................                   0              440,925
   Distribution fees payable ............................             130,501               47,951
   Shareholder servicing fee payable ....................             518,075            1,336,918
   Due to other related parties .........................             626,317            3,161,271
   Professional fees payable ............................              17,732               54,757
   Accrued expenses and other liabilities ...............              36,102            1,102,050
                                                               --------------      ---------------
Total liabilities .......................................           9,174,693          521,255,544
                                                               --------------      ---------------
TOTAL NET ASSETS ........................................      $3,035,221,771      $29,404,830,958
                                                               ==============      ===============
NET ASSETS CONSIST OF
   Paid-in capital ......................................      $3,035,227,683      $29,404,976,022
   Undistributed (overdistributed) net
      investment income .................................              (1,037)              31,015
   Accumulated net realized gains (losses)
      on investments ....................................              (4,875)            (176,079)
                                                               --------------      ---------------
TOTAL NET ASSETS ........................................      $3,035,221,771      $29,404,830,958
                                                               ==============      ===============
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets - Class A .................................      $1,667,023,715      $ 1,209,065,915
   Shares outstanding - Class A .........................       1,666,923,095        1,209,112,672
   Net asset value per share - Class A ..................      $         1.00      $          1.00
   Net assets - Class B .................................                  NA                   NA
   Shares outstanding - Class B .........................                  NA                   NA
   Net asset value per share - Class B ..................                  NA                   NA
   Net assets - Class C .................................                  NA                   NA
   Shares outstanding - Class C .........................                  NA                   NA
   Net asset value per share - Class C ..................                  NA                   NA
   Net assets - Administrator Class .....................      $      100,011      $   513,816,156
   Shares outstanding - Administrator Class .............             100,011          513,807,474
   Net asset value per share - Administrator Class ......      $         1.00      $          1.00
   Net assets - Daily Class .............................                  NA                   NA
   Shares outstanding - Daily Class .....................                  NA                   NA
   Net asset value per share - Daily Class ..............                  NA                   NA
   Net assets - Institutional Class .....................      $  639,147,319      $22,694,016,896
   Shares outstanding - Institutional Class .............         639,168,034       22,694,387,549
   Net asset value per share - Institutional Class ......      $         1.00      $          1.00
   Net assets - Investor Class ..........................                  NA                   NA
   Shares outstanding - Investor Class ..................                  NA                   NA
   Net asset value per share - Investor Class ...........                  NA                   NA
   Net assets - Service Class ...........................      $  302,926,313      $ 4,821,223,529
   Shares outstanding - Service Class ...................         302,969,785        4,821,250,340
   Net asset value per share - Service Class ............      $         1.00      $          1.00
   Net assets - Sweep Class .............................      $  426,024,413      $   166,708,462
   Shares outstanding - Sweep Class .....................         426,073,982          166,697,463
   Net asset value per share - Sweep Class ..............      $         1.00      $          1.00

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 77


Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

  Minnesota                     National Tax-Free    Treasury Plus     100% Treasury
Money Market    Money Market       Money Market       Money Market     Money Market
    Fund            Fund               Fund               Fund             Fund
------------   --------------   -----------------   ---------------   --------------
$100,995,000   $8,405,113,823     $5,062,459,688    $    29,999,842   $8,883,033,127
           0    1,117,618,403                  0     10,784,500,000                0
------------   --------------     --------------    ---------------   --------------
 100,995,000    9,522,732,226      5,062,459,688     10,814,499,842    8,883,033,127
      49,503                0             81,661             16,775            2,145
     305,000        2,300,000         13,036,080                  0                0
           0        1,118,402             28,390             24,736        2,009,904
      32,993        1,500,840          2,641,007            115,452                0
      20,799        1,595,729            116,986            579,562        1,953,016
       1,656          262,494             78,748            120,254          154,515
------------   --------------     --------------    ---------------   --------------
 101,404,951    9,529,509,691      5,078,442,560     10,815,356,621    8,887,152,707
------------   --------------     --------------    ---------------   --------------
           0           20,078            156,883            100,154           39,524
           0       79,597,327         19,270,000                  0      499,810,417
      30,510        2,832,966            335,230             12,006          300,000
           0                0                  0                  0                0
          28          828,113                 30             29,438               30
      22,095        1,909,426            449,410            873,155        1,736,410
      24,332        2,033,133            708,543          1,520,930        1,220,200
      10,246           46,482             12,351             88,130           21,362
       3,709        2,052,068            215,944            544,810          284,371
------------   --------------     --------------    ---------------   --------------
      90,920       89,319,593         21,148,391          3,168,623      503,412,314
------------   --------------     --------------    ---------------   --------------
$101,314,031   $9,440,190,098     $5,057,294,169    $10,812,187,998   $8,383,740,393
============   ==============     ==============    ===============   ==============
$101,318,781   $9,453,958,708     $5,057,207,550    $10,812,248,479   $8,383,479,821
           0              673                 15             20,213                0
      (4,750)     (13,769,283)            86,604            (80,694)         260,572
------------   --------------     --------------    ---------------   --------------
$101,314,031   $9,440,190,098     $5,057,294,169    $10,812,187,998   $8,383,740,393
============   ==============     ==============    ===============   ==============
$101,214,029   $5,459,220,980     $  957,078,929    $ 1,958,332,075   $  250,416,014
 101,218,554    5,469,458,770        957,050,984      1,958,606,493      250,353,129
$       1.00   $         1.00     $         1.00    $          1.00   $         1.00
          NA   $  550,051,762                 NA                 NA               NA
          NA      551,235,155                 NA                 NA               NA
          NA   $         1.00                 NA                 NA               NA
          NA   $   25,568,704                 NA                 NA               NA
          NA       25,564,577                 NA                 NA               NA
          NA   $         1.00                 NA                 NA               NA
          NA               NA     $  391,091,132    $   108,157,526   $  445,751,341
          NA               NA        391,042,697        108,157,632      445,732,696
          NA               NA     $         1.00    $          1.00   $         1.00
          NA   $2,036,522,422                 NA                 NA               NA
          NA    2,036,638,834                 NA                 NA               NA
          NA   $         1.00                 NA                 NA               NA
          NA               NA     $2,719,476,435    $ 6,556,925,636               NA
          NA               NA      2,719,469,584      6,558,494,122               NA
          NA               NA     $         1.00    $          1.00               NA
          NA   $  700,741,492                 NA                 NA               NA
          NA      702,209,328                 NA                 NA               NA
          NA   $         1.00                 NA                 NA               NA
          NA   $  668,084,738     $  989,547,671    $ 2,094,166,035   $7,687,473,036
          NA      667,909,229        989,342,356      2,095,759,876    7,687,010,294
          NA   $         1.00     $         1.00    $          1.00   $         1.00
$    100,002               NA     $      100,002    $    94,606,726   $      100,002
     100,000               NA            100,002         94,755,965          100,002
$       1.00               NA     $         1.00    $          1.00   $         1.00


                   78 Wells Fargo Advantage Money Market Funds


 Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                                                California Municipal    Government       Minnesota
                                                    Money Market       Money Market     Money Market
                                                        Fund               Fund            Fund
                                                --------------------   ------------     ------------
INVESTMENT INCOME
   Interest .................................      $ 4,961,854         $ 29,974,216     $ 212,510
                                                   -----------         ------------     ---------
EXPENSES
   Advisory fee .............................        2,889,810           12,898,202       177,983
   Administration fees
      Fund level ............................          671,571            4,625,625        29,664
      Class A ...............................        1,977,430              935,243       130,503
      Class B ...............................               NA                   NA            NA
      Class C ...............................               NA                   NA            NA
      Administrator Class ...................               17(1)           342,825            NA
      Daily Class ...........................               NA                   NA            NA
      Institutional Class ...................          154,821            7,841,630            NA
      Investor Class ........................               NA                   NA            NA
      Service Class .........................          229,048            2,766,886            NA
      Sweep Class ...........................          131,767(1)            49,478(1)         37(1)
   Custody fees .............................           28,306              159,266         1,698
   Shareholder servicing fees
      Class A ...............................        1,983,730              786,824       126,983
      Class B ...............................               NA                   NA            NA
      Class C ...............................               NA                   NA            NA
      Administrator Class ...................               14(1)           342,393            NA
      Daily Class ...........................               NA                   NA            NA
      Investor Class ........................               NA                   NA            NA
      Service Class .........................          473,648            5,743,847            NA
      Sweep Class ...........................          149,730(1)            56,217(1)         42(1)
   Accounting fees ..........................           64,017              668,630         1,936
   Distribution fees
      Class B ...............................               NA                   NA            NA
      Class C ...............................               NA                   NA            NA
      Daily Class ...........................               NA                   NA            NA
      Sweep Class ...........................          209,622(1)            78,703(1)         59(1)
   Professional fees ........................           17,147               18,745        16,652
   Registration fees ........................           20,279              437,576         3,969
   Shareholder report expenses ..............           54,841              439,247         6,050
   Trustees fees and expenses ...............            6,275                5,616         5,332
   Other fees and expenses ..................           30,891              390,003         2,235
                                                   -----------         ------------     ---------
Total expenses ..............................        9,092,964           38,586,956       503,143
                                                   -----------         ------------     ---------
LESS
   Fee waivers and/or expense
      reimbursements ........................       (4,612,671)         (12,721,843)     (296,767)
                                                   -----------         ------------     ---------
Net expenses ................................        4,480,293           25,865,113       206,376
                                                   -----------         ------------     ---------
NET INVESTMENT INCOME .......................          481,561            4,109,103         6,134
                                                   -----------         ------------     ---------
REALIZED AND UNREALIZED GAINS OR LOSSES
   ON INVESTMENTS
Net realized gains (losses) from unaffiliated
   securities ...............................                3             (185,412)       (4,744)
Net change in unrealized gains or losses in
   unaffiliated securities ..................                0                    0             0
                                                   -----------         ------------     ---------
Net realized and unrealized gains or
   losses on investments ....................                3             (185,412)       (4,744)
                                                   -----------         ------------     ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ................      $   481,564         $  3,923,691     $   1,390
                                                   ===========         ============     =========

----------
(1.) Class commenced operations June 30, 2010

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 79


  Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                 National Tax-Free   Treasury Plus   100% Treasury
Money Market        Money Market      Money Market    Money Market
    Fund                Fund              Fund            Fund
------------     -----------------   -------------   -------------

$ 13,494,886       $ 8,047,997       $ 7,613,931     $  5,954,548
------------       -----------       -----------     ------------

   9,758,459         2,370,512         3,979,911       11,051,849
   1,692,393         1,184,206         1,829,503        1,899,364
   5,641,621         1,084,959         1,924,749          293,976
     627,839                NA                NA               NA
       8,100(1)             NA                NA               NA
          NA           206,213            78,718           58,075(1)
     675,164(1)             NA                NA               NA
          NA           914,295         1,967,311               NA
     948,834                NA                NA               NA
      96,341(1)        633,901           661,908        4,711,869
          NA                37(1)         34,273(1)            37(1)
      38,392            30,531            49,396           91,345

   5,804,495         1,005,608         2,131,642          229,154
     713,201                NA                NA               NA
       9,196(1)             NA                NA               NA
          NA           198,595            78,014           58,410(1)
     767,660(1)             NA                NA               NA
     890,962                NA                NA               NA
     200,685(1)      1,293,314         1,377,374        9,778,194
          NA                34(1)         38,938(1)            34(1)
     170,913           116,544           186,774          191,811

   2,140,359                NA                NA               NA
      27,589(1)             NA                NA               NA
     767,660(1)             NA                NA               NA
          NA                48(1)         54,513(1)            48(1)
      16,754            18,179            18,226           18,025
      59,954            68,054            76,790           69,861
     475,761           100,823            83,532          100,893
       5,848             5,332             5,836            6,275
      82,554            61,444            90,797           77,464
------------       -----------       -----------     ------------
  31,620,734         9,292,629        14,668,205       28,636,684
------------       -----------       -----------     ------------


 (18,508,868)       (3,054,767)       (7,537,193)     (23,096,505)
------------       -----------       -----------     ------------
  13,111,866         6,237,862         7,131,012        5,540,179
------------       -----------       -----------     ------------
     383,020         1,810,135           482,919          414,369
------------       -----------       -----------     ------------



 (12,881,829)           60,370                 0          184,593

  15,379,410                 0                 0                0
------------       -----------       -----------     ------------

   2,497,581            60,370                 0          184,593
------------       -----------       -----------     ------------

$  2,880,601       $ 1,870,505       $   482,919     $    598,962
============       ===========       ===========     ============

                   80 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets


                                                                      CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                                    -------------------------------------------------------------------------
                                                                  For the
                                                              Six Months Ended                            For the
                                                              August 31, 2010                           Year Ended
                                                                (Unaudited)                          February 28, 2010
                                                    -----------------------------------      --------------------------------
OPERATIONS
   Net investment income ........................                       $       481,561                       $     1,446,118
   Net realized gains (losses) on investments ...                                     3                                (4,878)
                                                                        ---------------                       ---------------
Net increase (decrease) in net assets resulting
   from operations ..............................                               481,564                             1,441,240
                                                                        ---------------                       ---------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income
      Class A ...................................                               (89,877)                             (321,031)
      Administrator Class .......................                                   (11)(1)                                NA
      Institutional Class .......................                              (357,965)                             (765,282)
      Service Class .............................                               (23,978)                             (359,805)
      Sweep Class ...............................                                (9,730)(1)                                NA
   Net realized gains
      Class A ...................................                                     0                              (123,014)
      Administrator Class .......................                                     0(1)                                 NA
      Institutional Class .......................                                     0                               (17,769)
      Service Class .............................                                     0                               (27,272)
                                                                        ---------------                       ---------------
Total distributions to shareholders .............                              (481,561)                           (1,614,173)
                                                                        ---------------                       ---------------

                                                        SHARES                                   SHARES
                                                    --------------                           --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ...................................      948,992,126          948,992,126       2,402,281,400     2,402,281,400
      Administrator Class .......................          100,000(1)           100,000(1)               NA                NA
      Institutional Class .......................    1,044,261,501        1,044,261,501       1,790,297,628     1,790,297,628
      Service Class .............................      397,436,545          397,436,545         742,085,161       742,085,161
      Sweep Class ...............................      243,230,250(1)       243,230,250(1)               NA                NA
                                                                        ---------------                       ---------------
                                                                          2,634,020,422                         4,934,664,189
                                                                        ---------------                       ---------------
   Net asset value of shares issued in
      reinvestment of distributions
      Class A ...................................           82,349               82,349             417,490           417,490
      Administrator Class .......................               11(1)                11(1)               NA                NA
      Institutional Class .......................          246,426              246,426             464,816           464,816
      Service Class .............................            4,805                4,805             108,140           108,140
      Sweep Class ...............................            9,730(1)             9,730(1)               NA                NA
                                                                        ---------------                       ---------------
                                                                                343,321                               990,446
                                                                        ---------------                       ---------------
   Payment for shares redeemed
      Class A ...................................   (1,238,572,586)      (1,238,572,586)     (3,746,180,886)   (3,746,180,886)
      Administrator Class .......................                0(1)                 0(1)               NA                NA
      Institutional Class .......................     (641,713,611)        (641,713,611)     (1,924,963,024)   (1,924,963,024)
      Service Class .............................     (492,157,535)        (492,157,535)     (1,053,686,469)   (1,053,686,469)
      Sweep Class ...............................     (255,131,976)(1)     (255,131,976)(1)              NA                NA
                                                                        ---------------                       ---------------
                                                                         (2,627,575,708)                       (6,724,830,379)
                                                                        ---------------                       ---------------

----------
(1.) Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 81


                                             Statements of Changes in Net Assets

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
               For the
           Six Months Ended                                For the
            August 31, 2010                              Year Ended
              (Unaudited)                             February 28, 2010
--------------------------------------      ------------------------------------
                     $       4,109,103                         $      27,921,421
                              (185,412)                                   43,897
                     -----------------                         -----------------

                             3,923,691                                27,965,318
                     -----------------                         -----------------
                               (42,728)                                  (91,755)
                               (34,274)                                 (315,227)
                            (3,797,423)                              (26,978,458)
                              (231,128)                                 (535,979)
                                (3,558)(1)                                    NA
                                     0                                    (1,173)
                                     0                                    (1,273)
                                     0                                   (25,269)
                                     0                                    (6,849)
                     -----------------                         -----------------
                            (4,109,111)                              (27,955,983)
                     -----------------                         -----------------

     SHARES                                      SHARES
---------------                             ----------------


    493,928,418            493,928,418           372,562,738         372,562,738
  4,461,522,775          4,461,522,775         6,962,786,773       6,962,786,773
 79,166,228,011         79,166,228,011       151,931,715,902     151,931,715,902
 17,581,238,029         17,581,238,029        31,167,330,727      31,167,330,727
     98,903,102(1)          98,903,102(1)                 NA                  NA
                     -----------------                         -----------------
                       101,801,820,335                           190,434,396,140
                     -----------------                         -----------------


         41,866                 41,866                91,388              91,388
         15,346                 15,346               168,503             168,503
      1,664,834              1,664,834            13,377,226          13,377,226
         20,065                 20,065                65,367              65,367
          3,558(1)               3,558(1)                 NA                  NA
                     -----------------                         -----------------
                             1,745,669                                13,702,484
                     -----------------                         -----------------

   (570,282,788)          (570,282,788)         (697,095,949)       (697,095,949)
 (4,736,196,134)        (4,736,196,134)       (7,954,771,554)     (7,954,771,554)
(78,459,107,160)       (78,459,107,160)     (173,677,551,165)   (173,677,551,165)
(17,454,778,505)       (17,454,778,505)      (32,914,867,678)    (32,914,867,678)
   (101,816,159)(1)       (101,816,159)(1)                NA                  NA
                     -----------------                         -----------------
                      (101,322,180,746)                         (215,244,286,346)
                     -----------------                         -----------------

                  MINNESOTA MONEY MARKET FUND
---------------------------------------------------------------
            For the
       Six Months Ended                       For the
        August 31, 2010                     Year Ended
         (Unaudited)                     February 28, 2010
------------------------------     ----------------------------
                 $       6,134                    $      38,886
                        (4,744)                          17,517
                 -------------                    -------------

                         1,390                           56,403
                 -------------                    -------------
                        (6,134)                         (38,886)
                            NA                               NA
                            NA                               NA
                            NA                               NA
                             0(1)                            NA
                             0                          (63,082)
                            NA                               NA
                            NA                               NA
                            NA                               NA
                 -------------                    -------------
                        (6,134)                        (101,968)
                 -------------                    -------------

   SHARES                             SHARES
------------                       ------------


 155,291,192       155,291,192      308,250,015     308,250,015
          NA                NA               NA              NA
          NA                NA               NA              NA
          NA                NA               NA              NA
     100,000(1)        100,000(1)            NA              NA
                 -------------                    -------------
                   155,391,192                      308,250,015
                 -------------                    -------------


       5,954             5,954           97,395          97,395
          NA                NA               NA              NA
          NA                NA               NA              NA
          NA                NA               NA              NA
           0(1)              0(1)            NA              NA
                 -------------                    -------------
                         5,954                           97,395
                 -------------                    -------------

(189,611,538)     (189,611,538)    (352,458,754)   (352,458,754)
          NA                NA               NA              NA
          NA                NA               NA              NA
          NA                NA               NA              NA
           0(1)              0(1)            NA              NA
                 -------------                    -------------
                  (189,611,538)                    (352,458,754)
                 -------------                    -------------

                   82 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                    CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                                            ------------------------------------------------------
                                                                       For the
                                                                  Six Months Ended                 For the
                                                                   August 31, 2010                Year Ended
                                                                     (Unaudited)              February 28, 2010
                                                            ----------------------------   -----------------------
                                                               SHARES                      SHARES
                                                            -----------                    ------
CAPITAL SHARES TRANSACTIONS (continued)
   Net asset value of shares issued in acquisition
      Class A ...........................................     8,219,387        8,208,874        0                0
      Institutional Class ...............................             0                0        0                0
      Service Class .....................................       134,483          134,797        0                0
      Sweep Class .......................................   437,965,978      437,916,409       NA               NA
                                                                          --------------            --------------
                                                                             446,260,080                         0
                                                                          --------------            --------------
   Net increase (decrease) in net assets resulting
      from capital share transactions ...................                    453,048,115            (1,789,175,744)
                                                                          --------------            --------------
   Total increase (decrease) in net assets ..............                    453,048,118            (1,789,348,677)
                                                                          --------------            --------------
NET ASSETS
BEGINNING OF PERIOD .....................................                  2,582,173,653             4,371,522,330
                                                                          --------------            --------------
ENDING OF PERIOD ........................................                 $3,035,221,771            $2,582,173,653
                                                                          --------------            --------------
 UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME ..                 $       (1,037)           $       (1,037)
                                                                          --------------            --------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 83


Statements of Changes in Net Assets

                GOVERNMENT MONEY MARKET FUND                           MINNESOTA MONEY MARKET FUND
-----------------------------------------------------------   ---------------------------------------------
            For the                                                  For the
        Six Months Ended                   For the               Six Months Ended            For the
        August 31, 2010                   Year Ended             August 31, 2010            Year Ended
          (Unaudited)                 February 28, 2010            (Unaudited)          February 28, 2010
-------------------------------   -------------------------   ---------------------   ---------------------
    SHARES                        SHARES                      SHARES                  SHARES
-------------                     ------                      ------                  ------


  507,981,859       507,923,481        0                  0        0              0        0              0
1,324,050,351     1,323,902,381        0                  0       NA             NA       NA             NA
   99,516,216        99,469,545        0                  0       NA             NA       NA             NA
  169,606,962       169,618,707       NA                 NA        0              0       NA             NA
-------------   ---------------            ----------------            ------------            ------------
                  2,100,914,114                           0                       0                       0
                ---------------            ----------------            ------------            ------------

                  2,582,299,372             (24,796,187,722)            (34,214,392)            (44,111,344)
                ---------------            ----------------            ------------            ------------
                  2,582,113,952             (24,796,178,387)            (34,219,136)            (44,156,909)
                ---------------            ----------------            ------------            ------------

                 26,822,717,006              51,618,895,393             135,533,167             179,690,076
                ---------------            ----------------            ------------            ------------
                $29,404,830,958            $ 26,822,717,006            $101,314,031            $135,533,167
                ===============            ================            ============            ============
                $        31,015            $         31,023                       0                       0
                ---------------            ----------------            ------------            ------------

                  84 Wells Fargo Advantage Money Market Funds


Statements of Changes in Net Assets

                                                                               MONEY MARKET FUND
                                                   -------------------------------------------------------------------------
                                                                 For the
                                                             Six Months Ended                            For the
                                                             August 31, 2010                           Year Ended
                                                               (Unaudited)                          February 28, 2010
                                                   -----------------------------------      --------------------------------
OPERATIONS
   Net investment income .......................                       $       383,020                       $     4,175,816
   Net realized gains (losses) on investments ..                           (12,881,829)                              207,089
   Net change in unrealized gains or losses on
      investments ..............................                            15,379,410                            19,484,069
                                                                       ---------------                       ---------------
   Net increase in net assets resulting from
      operations ...............................                             2,880,601                            23,866,974
                                                                       ---------------                       ---------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income
      Class A ..................................                              (245,317)                           (3,393,805)
      Class B ..................................                               (27,393)                              (80,042)
      Class C ..................................                                  (715)(1)                                NA
      Investor Class ...........................                               (34,587)                             (701,288)
      Administrator Class ......................                                    NA                                    NA
      Institutional Class ......................                                    NA                                    NA
      Service Class ............................                               (14,857)(1)                                NA
      Sweep Class ..............................                                    NA                                    NA
      Daily Class ..............................                               (60,158)(1)                                NA
   Net realized gains
      Class A ..................................                                     0                                     0
      Administrator Class ......................                                    NA                                    NA
      Institutional Class ......................                                    NA                                    NA
      Service Class ............................                                     0(1)                                 NA
                                                                       ---------------                       ---------------
Total distributions to shareholders ............                              (383,027)                           (4,175,135)
                                                                       ---------------                       ---------------
                                                       SHARES                                   SHARES
                                                   --------------                           --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..................................    1,673,638,849        1,673,638,849       2,932,633,470     2,932,633,470
      Class B ..................................      449,771,686          449,771,686         928,457,413       928,457,413
      Class C ..................................        1,088,965(1)         1,088,965(1)               NA                NA
      Investor Class ...........................      160,118,627          160,118,627         380,245,373       380,245,373
      Administrator Class ......................               NA                   NA                  NA                NA
      Daily Class ..............................    1,979,819,795(1)     1,979,819,795(1)               NA                NA
      Institutional Class ......................               NA                   NA                  NA                NA
      Service Class ............................      466,638,749(1)       466,638,749(1)               NA                NA
      Sweep Class ..............................               NA                   NA                  NA                NA
                                                                       ---------------                       ---------------
                                                                         4,731,076,671                         4,241,336,256
                                                                       ---------------                       ---------------
Net asset value of shares issued in reinvestment
   of distributions
   Class A .....................................          250,253              250,253           3,413,309         3,413,309
   Class B .....................................           28,462               28,462              81,382            81,382
   Class C .....................................              338(1)               338(1)               NA                NA
   Investor Class ..............................           28,682               28,682             684,872           684,872
   Administrator Class .........................               NA                   NA                  NA                NA
   Daily Class .................................           33,144(1)            33,144(1)               NA                NA
   Institutional Class .........................               NA                   NA                  NA                NA
   Service Class ...............................              594(1)               594(1)               NA                NA
   Sweep Class .................................               NA                   NA                  NA                NA
                                                                       ---------------                       ---------------
                                                                               341,473                             4,179,563
                                                                       ---------------                       ---------------
Payment for shares redeemed
   Class A .....................................   (2,282,969,298)      (2,282,969,298)     (6,635,071,816)   (6,635,071,816)
   Class B .....................................     (569,676,886)        (569,676,886)     (1,537,359,752)   (1,537,359,752)
   Class C .....................................       (3,578,200)(1)      (3,578,200)(1)               NA                NA
   Investor Class ..............................     (191,597,373)        (191,597,373)       (568,956,833)     (568,956,833)
   Administrator Class .........................               NA                   NA                  NA                NA
   Daily Class .................................   (2,233,362,119)(1)   (2,233,362,119)(1)              NA                NA
   Institutional Class .........................               NA                   NA                  NA                NA
   Service Class ...............................     (348,800,561)(1)     (348,800,561)(1)              NA                NA
   Sweep Class .................................               NA                   NA                  NA                NA
                                                                       ---------------                       ---------------
                                                                        (5,629,984,437)                       (8,741,388,401)
                                                                       ---------------                       ---------------

----------
(1.) Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 85


Statements of Changes in Net Assets

                   NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------
             For the
         Six Months Ended                            For the
         August 31, 2010                            Year Ended
           (Unaudited)                          February 28, 2010
----------------------------------      ---------------------------------

                   $     1,810,135                       $      9,561,850
                            60,370                                329,201

                                 0                                      0
                   ---------------                       ----------------

                         1,870,505                              9,891,051
                   ---------------                       ----------------


                           (49,314)                              (556,154)
                                NA                                     NA
                                NA                                     NA
                                NA                                     NA
                           (98,974)                              (910,229)
                        (1,609,030)                            (6,501,763)
                           (52,815)                            (1,593,687)
                                (2)(1)                                 NA
                                NA                                     NA

                                 0                                (84,941)
                                 0                                (38,014)
                                 0                               (169,665)
                                 0                                (90,859)
                   ---------------                       ----------------
                        (1,810,135)                            (9,945,312)
                   ---------------                       ----------------
     SHARES                                 SHARES
----------------                        --------------


   717,268,134         717,268,134       1,205,818,801      1,205,818,801
            NA                  NA                  NA                 NA
            NA                  NA                  NA                 NA
            NA                  NA                  NA                 NA
   163,220,507         163,220,507         470,840,097        470,840,097
            NA                  NA                  NA                 NA
 6,792,398,123       6,792,398,123       8,019,262,600      8,019,262,600
   692,478,129         692,478,129       1,614,119,092      1,614,119,092
       100,000(1)          100,000(1)               NA                 NA
                   ---------------                       ----------------
                     8,365,464,893                         11,310,040,590
                   ---------------                       ----------------


        48,982              48,982             644,234            644,234
            NA                  NA                  NA                 NA
            NA                  NA                  NA                 NA
            NA                  NA                  NA                 NA
        88,593              88,593             916,869            916,869
            NA                  NA                  NA                 NA
       880,393             880,393           3,701,725          3,701,725
         6,040               6,040             248,690            248,690
             2(1)                2(1)               NA                 NA
                   ---------------                       ----------------
                         1,024,010                              5,511,518
                   ---------------                       ----------------

  (778,720,444)       (778,720,444)     (1,756,338,646)    (1,756,338,646)
            NA                  NA                  NA                 NA
            NA                  NA                  NA                 NA
            NA                  NA                  NA                 NA
  (192,177,132)       (192,177,132)       (569,314,030)      (569,314,030)
            NA                  NA                  NA                 NA
(6,122,604,431)     (6,122,604,431)     (8,355,250,035)    (8,355,250,035)
  (758,369,887)       (758,369,887)     (2,433,961,093)    (2,433,961,093)
             0(1)                0(1)               NA                 NA
                   ---------------                       ----------------
                    (7,851,871,894)                       (13,114,863,804)
                   ---------------                       ----------------

                        TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------
               For the
           Six Months Ended                              For the
           August 31, 2010                              Year Ended
              (Unaudited)                            February 28, 2010
-------------------------------------      -----------------------------------

                     $        482,919                        $       1,502,924
                                    0                                        0

                                    0                                        0
                     ----------------                        -----------------

                              482,919                                1,502,924
                     ----------------                        -----------------


                              (87,530)                                (202,070)
                                   NA                                       NA
                                   NA                                       NA
                                   NA                                       NA
                               (7,865)                                 (12,911)
                             (329,846)                              (1,209,797)
                              (55,586)                                 (78,147)
                               (2,092)(1)                                   NA
                                   NA                                       NA

                                    0                                        0
                                    0                                        0
                                    0                                        0
                                    0                                        0
                     ----------------                        -----------------
                             (482,919)                              (1,502,925)
                     ----------------                        -----------------
     SHARES                                    SHARES
---------------                            -------------


  4,900,319,431         4,900,319,431        9,129,776,256       9,129,776,256
             NA                    NA                   NA                  NA
             NA                    NA                   NA                  NA
             NA                    NA                   NA                  NA
    223,972,707           223,972,707          580,986,791         580,986,791
             NA                    NA                   NA                  NA
 15,446,494,177        15,446,494,177       35,941,648,948      35,941,648,948
  4,505,050,992         4,505,050,992        7,688,485,834       7,688,485,834
     27,683,204(1)        27,683,204(1)                N/A                 N/A
                     ----------------                        -----------------
                       25,103,520,511                           53,340,897,829
                     ----------------                        -----------------


         32,971                32,971               71,085              71,085
             NA                    NA                   NA                  NA
             NA                    NA                   NA                  NA
             NA                    NA                   NA                  NA
          7,766                 7,766               12,674              12,674
             NA                    NA                   NA                  NA
        124,211               124,211              530,506             530,506
          5,805                 5,805                8,743               8,743
          2,092(1)              2,092(1)                NA                  NA
                     ----------------                        -----------------
                              172,845                                  623,008
                     ----------------                        -----------------

 (4,684,592,744)       (4,684,592,744)     (10,011,375,553)   (10,011,375,553)
             NA                    NA                   NA                  NA
             NA                    NA                   NA                  NA
             NA                    NA                   NA                  NA
   (295,843,822)         (295,843,822)        (533,401,775)       (533,401,775)
             NA                    NA                   NA                  NA
(16,265,750,063)      (16,265,750,063)     (36,943,126,319)    (36,943,126,319)
 (4,703,336,121)       (4,703,336,121)      (7,848,817,003)     (7,848,817,003)
    (75,668,674)(1)      (75,668,674)(1)                NA                  NA
                     ----------------                        -----------------
                      (26,025,191,424)                         (55,336,720,650)
                     ----------------                        -----------------

                  86 Wells Fargo Advantage Money Market Funds


Statements of Changes in Net Assets

                                                                           MONEY MARKET FUND
                                                     ---------------------------------------------------------
                                                                For the
                                                            Six Months Ended                   For the
                                                             August 31, 2010                 Year Ended
                                                               (Unaudited)                February 28, 2010
                                                     ------------------------------   ------------------------
                                                         SHARES                       SHARES
                                                     -------------                    ------
CAPITAL SHARES TRANSACTIONS (continued)
   Net asset value of shares issued in acquisition
      Class A ....................................     847,570,175      847,772,409      0                   0
      Class B ....................................      41,175,793       41,185,720      0                   0
      Class C ....................................      28,053,474       28,057,448     NA                  NA
      Institutional Class                                       NA               NA     NA                  NA
      Service Class ..............................     550,070,447      550,243,310     NA                  NA
      Sweep Class ................................              NA               NA     NA                  NA
      Daily Class ................................   2,290,148,014    2,290,021,985     NA                  NA
                                                                     --------------            ---------------
                                                                      3,757,280,872                          0
                                                                     --------------            ---------------
   Net increase (decrease) in net assets resulting
      from capital share transactions ............                    2,858,714,579             (4,495,872,582)
                                                                     --------------            ---------------
Total increase (decrease) in net assets ..........                    2,861,212,153             (4,476,180,743)
                                                                     --------------            ---------------
NET ASSETS
BEGINNING OF PERIOD ..............................                    6,578,977,945             11,055,158,688
                                                                     --------------            ---------------
ENDING OF PERIOD .................................                   $9,440,190,098            $ 6,578,977,945
                                                                     ==============            ===============
UNDISTRIBUTED NET INVESTMENT INCOME ..............                   $          673            $          680
                                                                     --------------            ---------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 87


Statements of Changes in Net Assets

       NATIONAL TAX-FREE MONEY MARKET FUND                       TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------   ---------------------------------------------------------
        For the                                                 For the
   Six Months Ended               For the                   Six Months Ended                  For the
    August 31, 2010              Year Ended                 August 31, 2010                  Year Ended
      (Unaudited)            February 28, 2010                (Unaudited)                February 28, 2010
-----------------------   -----------------------   -------------------------------   -----------------------
SHARES                    SHARES                        SHARES                        SHARES
------                    ------                    -------------                     ------

   0                  0      0                  0     142,146,381       141,953,897       0               0
  NA                 NA     NA                 NA              NA                NA      NA              NA
  NA                 NA     NA                 NA              NA                NA      NA              NA
   0                  0      0                  0   3,285,966,431     3,284,567,300       0               0
   0                  0      0                  0   1,591,650,664     1,590,082,004       0               0
   0                  0     NA                 NA     142,739,343       142,590,104      NA              NA
  NA                 NA     NA                 NA              NA                NA      NA              NA
         --------------            --------------                   ---------------            --------------
                      0                         0                     5,159,193,305                         0
         --------------            --------------                   ---------------            --------------

            514,617,009            (1,799,311,696)                    4,237,695,237            (1,995,199,813)
         --------------            --------------                   ---------------            --------------
            514,677,379            (1,799,365,957)                    4,237,695,237            (1,995,199,814)
         --------------            --------------                   ---------------            --------------

          4,542,616,790             6,341,982,747                     6,574,492,761             8,569,692,575
         --------------            --------------                   ---------------            --------------
         $5,057,294,169            $4,542,616,790                   $10,812,187,998             6,574,492,761
         ==============            ==============                   ===============            ==============
                     15                        15                   $        20,213                    20,213
         --------------            --------------                   ---------------            --------------

               88 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                        100% TREASURY MONEY MARKET FUND
                                                    -----------------------------------------------------------------------
                                                                  For the
                                                             Six Months Ended                          For the
                                                              August 31, 2010                        Year Ended
                                                                (Unaudited)                       February 28, 2010
                                                    ----------------------------------   ----------------------------------
OPERATIONS
   Net investment income ........................                     $        414,369                     $        683,644
   Net realized gains or losses on investments ..                              184,593                              360,468
                                                                      ----------------                     ----------------
Net increase in net assets resulting from
   operations ...................................                              598,962                            1,044,112
                                                                      ----------------                     ----------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income
      Class A ...................................                              (13,306)                             (26,382)
      Administrator Class(1) ....................                               (8,398)                                  NA
      Service Class .............................                             (392,663)                            (657,259)
      Sweep Class(1) ............................                                   (2)                                  NA
   Net realized gains
      Class A ...................................                                    0                              (61,610)
      Service Class .............................                                    0                           (1,569,437)
                                                                      ----------------                     ----------------
Total distributions to shareholders .............                             (414,369)                          (2,314,688)
                                                                      ----------------                     ----------------
                                                         SHARES                               SHARES
                                                    ---------------                      ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ...................................       193,652,761        193,652,761       373,885,007        373,885,007
      Administrator Class(1) ....................       210,067,362        210,067,362                NA                 NA
      Service Class .............................    20,776,963,717     20,776,963,717    18,506,252,685     18,506,252,685
      Sweep Class(1) ............................           100,000            100,000                NA                 NA
                                                                      ----------------                     ----------------
                                                                        21,180,783,840                       18,880,137,692
                                                                      ----------------                     ----------------
   Net asset value of shares issued in
      reinvestment of distributions
      Class A ...................................            12,780             12,780            85,089             85,089
      Administrator Class(1) ....................             4,479              4,479                NA                 NA
      Service Class .............................           164,062            164,062           757,091            757,091
      Sweep Class(1) ............................                 2                  2                NA                 NA
                                                                      ----------------                     ----------------
                                                                               181,323                              842,180
                                                                      ----------------                     ----------------
Payment for shares redeemed
      Class A ...................................      (215,654,457)      (215,654,457)     (407,974,452)      (407,974,452)
      Administrator Class(1) ....................      (271,648,894)      (271,648,894)               NA                 NA
      Service Class .............................   (21,342,646,296    (21,342,646,296)  (17,985,525,624    (17,985,525,624)
      Sweep Class(1) ............................                 0                  0                NA                 NA
                                                                      ----------------                     ----------------
                                                                       (21,829,949,647)                     (18,393,500,076)
                                                                      ----------------                     ----------------
   Net asset value of shares issued in
      acquisition
      Administrator Class .......................       507,309,749        507,326,387                NA                 NA
      Service Class .............................        91,148,028         91,202,803                NA                 NA
                                                                      ----------------                     ----------------
                                                                           598,529,190                                    0
                                                                      ----------------                     ----------------

----------
(1.) Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 89


Statements of Changes in Net Assets

                                                             100% TREASURY MONEY MARKET FUND
                                                    -------------------------------------------------
                                                            For the
                                                        Six Months Ended              For the
                                                        August 31, 2010              Year Ended
                                                          (Unaudited)            February 28, 2010
                                                    -----------------------   -----------------------
                                                    SHARES                    SHARES
                                                    ------                    ------
CAPITAL SHARES TRANSACTIONS (continued)
   Net increase (decrease) in net assets
      resulting from capital share
      transactions ..............................               (50,455,294)              487,479,796
                                                             --------------            --------------
Total increase (decrease) in net assets .........               (50,270,701)              486,209,220
                                                             --------------            --------------
NET ASSETS
BEGINNING OF PERIOD .............................             8,434,011,094             7,947,801,874
                                                             --------------            --------------
ENDING OF PERIOD ................................            $8,383,740,393            $8,434,011,094
                                                             --------------            --------------
UNDISTRIBUTED NET INVESTMENT INCOME .............            $            0            $            0
                                                             --------------            --------------

The accompanying notes are an integral part of these financial statements.

                   90 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                     Beginning                Distributions   Distributions
                                                     Net Asset      Net          from Net        from Net
                                                     Value Per   Investment     Investment       Realized
                                                       Share       Income         Income          Gains
                                                     ---------   ----------   -------------   -------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
Class A
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00         0.00(2)       (0.00)(2)       0.00(2)
March 1, 2009 to February 28, 2010 ...............     $1.00         0.00(2)       (0.00)(2)       0.00
March 1, 2008 to February 28, 2009 ...............     $1.00         0.01          (0.01)          0.00
March 1, 2007 to February 29, 2008 ...............     $1.00         0.03          (0.03)          0.00
March 1, 2006 to February 28, 2007 ...............     $1.00         0.03          (0.03)          0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00         0.02          (0.02)          0.00
April 1, 2004 to March 31, 2005 ..................     $1.00         0.01          (0.01)          0.00
Sweep Class
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00         0.00          (0.00)(2)       0.00
GOVERNMENT MONEY MARKET FUND
Class A
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00         0.00(2)       (0.00)(2)       0.00
March 1, 2009 to February 28, 2010 ...............     $1.00         0.00(2)       (0.00)(2)      (0.00)(2)
March 1, 2008 to February 28, 2009 ...............     $1.00         0.01          (0.01)          0.00
March 1, 2007 to February 29, 2008 ...............     $1.00         0.04          (0.04)          0.00
March 1, 2006 to February 28, 2007 ...............     $1.00         0.05          (0.05)          0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00         0.03          (0.03)          0.00
April 1, 2004 to March 31, 2005 ..................     $1.00         0.01          (0.01)          0.00
Sweep Class
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00         0.00(2)       (0.00)(2)       0.00
MINNESOTA MONEY MARKET FUND
Class A
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00         0.00(2)       (0.00)(2)       0.00
March 1, 2009 to February 28, 2010 ...............     $1.00         0.00(2)       (0.00)(2)      (0.00)(2)
March 1, 2008 to February 28, 2009 ...............     $1.00         0.01          (0.01)          0.00
March 1, 2007 to February 29, 2008 ...............     $1.00         0.03          (0.03)          0.00
March 1, 2006 to February 28, 2007 ...............     $1.00         0.03          (0.03)          0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00         0.02          (0.02)          0.00
April 1, 2004 to March 31, 2005 ..................     $1.00         0.01          (0.01)          0.00
Sweep Class
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00         0.00(2)        0.00(2)        0.00
MONEY MARKET FUND
Class A
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00         0.00(2)       (0.00)(2)       0.00
March 1, 2009 to February 28, 2010 ...............     $1.00         0.00(2)       (0.00)(2)       0.00
March 1, 2008 to February 28, 2009 ...............     $1.00         0.02          (0.02)         (0.00)(2)
March 1, 2007 to February 29, 2008 ...............     $1.00         0.04          (0.04)          0.00
March 1, 2006 to February 28, 2007 ...............     $1.00         0.04          (0.04)          0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00         0.03          (0.03)          0.00
April 1, 2004 to March 31, 2005 ..................     $1.00         0.01          (0.01)          0.00
Class B
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00         0.00(2)       (0.00)(2)       0.00
March 1, 2009 to February 28, 2010 ...............     $1.00         0.00(2)       (0.00)(2)       0.00
March 1, 2008 to February 28, 2009 ...............     $1.00         0.01          (0.01)         (0.00)(2)
March 1, 2007 to February 29, 2008 ...............     $1.00         0.04          (0.04)          0.00
March 1, 2006 to February 28, 2007 ...............     $1.00         0.04          (0.04)          0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00         0.02          (0.02)          0.00
April 1, 2004 to March 31, 2005 ..................     $1.00         0.00           0.00           0.00
Class C
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00         0.00          (0.00)(2)       0.00

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Amount is less than $0.005.

(3.) The Fund changed its fiscal year end from March 31 to February 28.

(4.) Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 91


Financial Highlights

 Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------                Net Assets at
Value Per     Net Investment     Gross        Net        Total      End of Period
  Share           Income       Expenses    Expenses    Return(1)   (000's omitted)
---------   ----------------  ---------   ----------   ---------   ---------------


  $1.00            0.01%         0.73%      0.36%        0.01%       $ 1,667,024
  $1.00            0.01%         0.87%      0.44%        0.02%       $ 1,948,313
  $1.00            0.00%         0.85%      0.66%        1.22%       $ 3,291,922
  $1.00            0.00%         0.83%      0.65%        2.85%       $ 3,837,463
  $1.00            0.00%         0.84%      0.65%        2.85%       $ 3,064,445
  $1.00            2.81%         0.84%      0.65%        1.85%       $ 2,552,430
  $1.00            0.78%         0.84%      0.65%        0.79%       $ 2,423,170

  $1.00            0.02%         0.97%      0.37%        0.01%       $   426,024


  $1.00            0.01%         0.55%      0.23%        0.01%       $ 1,209,066
  $1.00            0.01%         0.65%      0.28%        0.01%       $   777,462
  $1.00            1.29%         0.64%      0.64%        1.22%       $ 1,101,904
  $1.00            4.39%         0.64%      0.64%        4.38%       $ 1,921,647
  $1.00            4.57%         0.64%      0.64%        4.61%       $ 2,866,700
  $1.00            3.13%         0.65%      0.65%        2.78%       $ 1,224,209
  $1.00            1.17%         0.65%      0.65%        1.11%       $   566,832

  $1.00            0.01%         0.95%      0.26%        0.00%       $   166,708


  $1.00            0.01%         0.85%      0.35%        0.01%       $   101,214
  $1.00            0.03%         0.95%      0.49%        0.08%       $   135,533
  $1.00            1.22%         0.90%      0.82%        1.24%       $   179,690
  $1.00            2.71%         0.88%      0.80%        2.77%       $   182,601
  $1.00            2.73%         0.90%      0.80%        2.78%       $   118,011
  $1.00            1.90%         0.88%      0.80%        1.75%       $   138,917
  $1.00            0.66%         0.89%      0.80%        0.68%       $   119,148

  $1.00            0.01%         1.23%      0.38%        0.00%       $       100


  $1.00            0.01%         0.79%      0.36%        0.01%       $ 5,459,221
  $1.00            0.05%         0.88%      0.58%        0.04%       $ 5,218,601
  $1.00            1.75%         0.83%      0.79%        1.74%       $ 8,894,795
  $1.00            4.37%         0.81%      0.76%        4.48%       $11,659,129
  $1.00            4.46%         0.82%      0.76%        4.54%       $ 8,430,922
  $1.00            2.96%         0.83%      0.76%        2.69%       $ 6,580,685
  $1.00            1.02%         0.87%      0.76%        1.03%       $ 5,268,694

  $1.00            0.01%         1.56%      0.35%        0.01%       $   550,052
  $1.00            0.01%         1.62%      0.62%        0.01%       $   628,445
  $1.00            1.04%         1.58%      0.49%        1.03%       $ 1,238,714
  $1.00            3.66%         1.57%      1.51%        3.71%       $ 1,438,346
  $1.00            3.70%         1.57%      1.51%        3.76%       $ 1,431,103
  $1.00            2.16%         1.58%      1.51%        1.99%       $ 1,264,470
  $1.00            0.41%         1.62%      1.34%        0.44%       $ 1,293,680

  $1.00            0.02%         1.51%      0.42%        0.00%       $    25,569

                   92 WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


                                                            Financial Highlights

                                                     Beginning                Distributions   Distributions
                                                     Net Asset      Net         from Net         from Net
                                                     Value Per   Investment    Investment        Realized
                                                       Share       Income        Income           Gains
                                                     ---------   ----------   -------------   -------------
MONEY MARKET FUND (continued)
Daily Class
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00       0.00(2)      (0.00)(2)        0.00
Investor Class
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00       0.00         (0.00)(2)        0.00
March 1, 2009 to February 28, 2010 ...............     $1.00       0.00(2)      (0.00)(2)        0.00
March 1, 2008 to February 28, 2009 ...............     $1.00       0.02         (0.02)          (0.00)(2)
March 1, 2007 to February 29, 2008 ...............     $1.00       0.05         (0.05)           0.00
March 1, 2006 to February 28, 2007 ...............     $1.00       0.05         (0.05)           0.00
April 11, 2005(4) to February 28, 2006(3) ........     $1.00       0.03         (0.03)           0.00

NATIONAL TAX-FREE MONEY MARKET FUND
Class A
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00       0.00(2)      (0.00)(2)        0.00
March 1, 2009 to February 28, 2010 ...............     $1.00       0.00(2)      (0.00)(2)        0.00
March 1, 2008 to February 28, 2009 ...............     $1.00       0.01         (0.01)           0.00
March 1, 2007 to February 29, 2008 ...............     $1.00       0.03         (0.03)           0.00
March 1, 2006 to February 28, 2007 ...............     $1.00       0.03         (0.03)           0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00       0.02         (0.02)           0.00
April 1, 2004 to March 31, 2005 ..................     $1.00       0.01         (0.01)           0.00
Sweep Class
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00       0.00(2)      (0.00)(2)        0.00

TREASURY PLUS MONEY MARKET FUND
Class A
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00       0.00(2)      (0.00)(2)        0.00
March 1, 2009 to February 28, 2010 ...............     $1.00       0.00(2)      (0.00)(2)       (0.00)(2)
March 1, 2008 to February 28, 2009 ...............     $1.00       0.01         (0.01)          (0.00)(2)
March 1, 2007 to February 29, 2008 ...............     $1.00       0.04         (0.04)           0.00
March 1, 2006 to February 28, 2007 ...............     $1.00       0.04         (0.04)           0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00       0.03         (0.03)           0.00
April 1, 2004 to March 31, 2005 ..................     $1.00       0.01         (0.01)           0.00
Sweep Class
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00       0.00         (0.00)           0.00

100% TREASURY MONEY MARKET FUND
Class A
March 1, 2010 to August 31, 2010 (Unaudited) .....     $1.00       0.00(2)      (0.00)(2)        0.00
March 1, 2009 to February 28, 2010 ...............     $1.00       0.00(2)      (0.00)(2)       (0.00)(2)
March 1, 2008 to February 28, 2009 ...............     $1.00       0.01         (0.01)          (0.00)(2)
March 1, 2007 to February 29, 2008 ...............     $1.00       0.04         (0.04)           0.00
March 1, 2006 to February 28, 2007 ...............     $1.00       0.04         (0.04)           0.00
April 1, 2005 to February 28, 2006(3) ............     $1.00       0.02         (0.02)           0.00
April 1, 2004 to March 31, 2005 ..................     $1.00       0.01         (0.01)           0.00
Sweep Class
June 30, 2010(4) to August 31, 2010 (Unaudited) ..     $1.00       0.00(2)      (0.00)(2)        0.00

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 93


Financial Highlights

                Ratio to Average Net Assets
 Ending                 (Annualized)
Net Asset   ------------------------------------                Net Assets at
Value Per   Net Investment     Gross       Net       Total     End of Period
  Share         Income       Expenses   Expenses   Return(1)   (000's omitted)
---------   --------------   --------   --------   ---------   ---------------


  $1.00        0.02%         1.03%      0.42%        0.00%        $2,036,522

  $1.00        0.01%         0.86%      0.36%        0.01%        $  700,741
  $1.00        0.08%         0.92%      0.52%        0.08%        $  731,932
  $1.00        1.82%         0.90%      0.68%        1.85%        $  921,649
  $1.00        4.50%         0.94%      0.65%        4.60%        $  926,851
  $1.00        4.56%         0.99%      0.65%        4.65%        $  764,268
  $1.00        3.02%         1.00%      0.65%        2.74%        $  700,278



  $1.00        0.01%         0.59%      0.33%        0.01%        $  957,079
  $1.00        0.05%         0.67%      0.46%        0.05%        $1,018,470
  $1.00        1.27%         0.67%      0.67%        1.32%        $1,568,362
  $1.00        2.86%         0.65%      0.65%        2.91%        $1,562,483
  $1.00        2.89%         0.65%      0.65%        2.92%        $1,164,801
  $1.00        2.07%         0.66%      0.65%        1.89%        $1,001,084
  $1.00        0.80%         0.65%      0.65%        0.82%        $  712,405

  $1.00        0.00          0.86%      0.34%        0.00%        $      100



  $1.00        0.01%(4)      0.62%(4)   0.18%(4)     0.01%        $1,958,332
  $1.00        0.01%         0.65%      0.17%        0.01%        $1,600,619
  $1.00        0.75%         0.66%      0.48%        0.79%        $2,482,147
  $1.00        3.95%         0.65%      0.65%        3.99%        $2,636,076
  $1.00        4.46%         0.65%      0.65%        4.54%        $2,891,708
  $1.00        2.87%         0.65%      0.65%        2.64%        $2,773,558
  $1.00        1.02%         0.66%      0.65%        1.02%        $2,496,955

  $1.00        0.00%         0.95%      0.20%        0.00%        $   94,607



  $1.00        0.01%         0.72%      0.13%        0.01%        $  250,416
  $1.00        0.01%         0.80%      0.18%        0.03%        $  272,399
  $1.00        0.68%         0.83%      0.58%        0.74%        $  306,451
  $1.00        3.75%         0.83%      0.65%        3.81%        $  298,220
  $1.00        4.23%         0.84%      0.65%        4.29%        $  256,430
  $1.00        2.72%         0.83%      0.65%        2.50%        $  201,384
  $1.00        2.94%         0.86%      0.65%        0.96%        $  160,233

  $1.00        0.01%         1.25%      0.18%        0.00%        $      100

                  94 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Fund ("California Municipal Money Market Fund"), Wells Fargo Advantage Government Money Market Fund ("Government Money Market Fund"), Wells Fargo Advantage Minnesota Money Market Fund ("Minnesota Money Market Fund"), Wells Fargo Advantage Money Market Fund ("Money Market Fund"), Wells Fargo Advantage National Tax-Free Money Market Fund ("National Tax-Free Money Market Fund"), Wells Fargo Advantage Treasury Plus Money Market Fund ("Treasury Plus Money Market Fund") and Wells Fargo Advantage 100% Treasury Money Market Fund ("100% Treasury Money Market Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

Also, after the close of business on July 9, 2010, the net assets of an Evergreen Fund or a Wells Fargo Advantage Fund were acquired by various Wells Fargo Advantage Funds, in an exchange for shares of the Wells Fargo Advantage Fund.

WELLS FARGO ADVANTAGE FUND               Acquired Fund
--------------------------               -------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND   Evergreen California Municipal Money Market Fund

GOVERNMENT MONEY MARKET FUND             Evergreen U.S. Government Money Market Fund
                                         Evergreen Institutional U.S. Government Money Market Fund

MONEY MARKET FUND                        Evergreen Money Market Fund
                                         Wells Fargo Advantage Overland Express Sweep Fund

TREASURY PLUS MONEY MARKET FUND          Evergreen Treasury Money Market Fund
                                         Evergreen Institutional Treasury Money Market Fund

100% TREASURY MONEY MARKET FUND          Evergreen Institutional 100% Treasury Money Market Fund

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

                   Wells Fargo Advantage Money Market Funds 95


Notes to Financial Statements (Unaudited)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and/or tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At February 28, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                 Expiration
                                         ---------------------------
                                           2013      2017      2018
                                         -------   --------   ------
CALIFORNIA MUNICIPAL MONEY MARKET FUND   $     0   $      0   $4,878
MONEY MARKET FUND                              0    887,454        0
TREASURY PLUS MONEY MARKET FUND           61,122     19,571        0

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                   96 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, all of the Funds' investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in each Fund's Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Money Market Fund:

                                                                    Commercial
                                                                       paper
                                                                   ------------
BALANCE AS OF FEBRUARY 28, 2010                                    $ 24,054,974
   Accrued discounts (premiums)                                               0
   Realized gains (loss)                                            (12,920,449)
   Change in unrealized appreciation (depreciation)                  15,379,410
   Net purchases (sales)                                            (26,513,935)
   Net transfer in (out) of Level 3                                           0
BALANCE AS OF AUGUST 31, 2010                                      $          0
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of reporting period      $          0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, for each Fund except Minnesota Money Market Fund, Money Market Fund and 100% Treasury Money Market Fund, Funds Management is paid at an annual rate of 0.10% of each Fund's average daily net assets. Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets increases for Minnesota Money Market Fund, Money Market Fund and 100% Treasury Money Market Fund. Prior to July 1, 2010, California Municipal Money Market Fund, Minnesota Money Market Fund, Money Market Fund and 100% Treasury Money Market Fund paid an annual advisory fee which started at 0.30% and declined to 0.25% as the average daily net assets increased.

For the six months ended August 31, 2010, the advisory fee was equivalent to an annual rate for each Fund as follows:

                                            Advisory
                                           Fees (% of
                                         Average Daily
                                          Net Assets)
                                         -------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND       0.21
GOVERNMENT MONEY MARKET FUND                 0.10
MINNESOTA MONEY MARKET FUND                  0.30
MONEY MARKET FUND                            0.27
NATIONAL TAX-FREE MONEY MARKET FUND          0.10
TREASURY PLUS MONEY MARKET FUND              0.10
100% TREASURY MONEY MARKET FUND              0.27

                   Wells Fargo Advantage Money Market Funds 97


Notes to Financial Statements (Unaudited)

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                                            Administration
                                                                              Fees (% of
                                                           Average Daily     Average Daily
                                                            Net Assets        Net Assets)
                                                         ----------------   --------------
FUND LEVEL                                               First $5 billion        0.05
                                                          Next $5 billion        0.04
                                                         Over $10 billion        0.03
CLASS A, CLASS B, CLASS C, DAILY CLASS AND SWEEP CLASS   All asset levels        0.22
ADMINISTRATOR CLASS                                      All asset levels        0.10
INSTITUTIONAL CLASS                                      All asset levels        0.08
INVESTOR CLASS                                           All asset levels        0.25*
SERVICE CLASS                                            All asset levels        0.12

*    Prior to July 1, 2010, the administration fee for Investor Class was 0.27%.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B, Class C, Daily Class and Sweep Class shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, Daily Class and Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets for Class B and Class C shares, 0.25% of the average daily net assets for Daily Class shares and 0.35% of the average daily net assets for Sweep Class shares.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Daily Class, Investor Class, Service Class and Sweep Class of each applicable Fund is charged a fee at an annual rate of 0.25% of its respective average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

Prior to July 12, 2010, Class AD, Class IN, Class IS and Class P shares of the predecessor fund of Municipal Cash Management Money Market Fund were each charged at fee at an annual rate of 0.05%, 0.10%, 0.25% and 0.50%, respectively.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. ACQUISITIONS

After the close of business on July 9, 2010, California Municipal Money Market Fund acquired the net assets of Evergreen California Municipal Money Market Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Money Market Fund for 446,319,848 shares of California Municipal Money Market Fund valued at $446,260,080 at an exchange ratio of 1.00. Shareholders holding Class A, Class S and Class I shares of Evergreen California Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of California Municipal Money Market Fund in the reorganization. The investment portfolio of Evergreen California Municipal

                   98 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

Money Market Fund with a fair value of $445,550,863 and amortized cost of $445,550,863 at July 9, 2010 were the principal assets acquired by California Municipal Money Market Fund. The aggregate net assets of Evergreen California Municipal Money Market Fund and California Municipal Money Market Fund immediately prior to the acquisition were $446,260,080 and $2,586,576,476, respectively. The aggregate net assets of California Municipal Money Market Fund immediately after the acquisition were $3,032,836,556. For financial reporting purposes, assets received and shares issued by California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Money Market Fund was carried forward to align ongoing reporting of California Municipal Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for California Municipal Money Market Fund, California Municipal Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                       $478,859
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $ 28,076
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $506,935

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen California Municipal Money Market Fund that have been included in California Municipal Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Government Money Market Fund acquired the net assets of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund at an exchange ratio of 1.00. Shareholders holding Class A and Class S shares of Evergreen U.S. Government Money Market Fund received Class A and Sweep Class shares, respectively, of Government Money Market Fund in the reorganization. Shareholders holding Class IS, Class I, Class IN, and Class P shares of Evergreen Institutional U.S. Government Money Market Fund received Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Government Money Market Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund with fair values of $677,045,951 and $1,421,726,121, respectively, and amortized costs of $677,045,951 and $1,421,726,121, respectively, at July 9, 2010, were the principal assets acquired by Government Money Market Fund. For financial reporting purposes, assets received and shares issued by Government Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund were carried forward to align ongoing reporting of Government Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, and number of shares issued were as follows:

                                           Value of Net                Number of
ACQUIRED FUND                            Assets Acquired             Shares Issued
-------------                            ---------------   ---------------------------------
EVERGREEN U.S. GOVERNMENT
   MONEY MARKET FUND                      $  677,542,188     507,981,859 Class A
                                                             169,606,962 Sweep Class

EVERGREEN INSTITUTIONAL U.S GOVERNMENT
   MONEY MARKET FUND                       1,423,371,926      99,516,216 Service Class
                                                           1,324,050,351 Institutional Class

The aggregate net assets of the Government Money Market Fund immediately before and after the acquisitions were $25,563,224,306 and $27,664,138,420 respectively.

                   Wells Fargo Advantage Money Market Funds 99


Notes to Financial Statements (Unaudited)

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Government Money Market Fund, Government Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been

NET INVESTMENT INCOME                                       $3,899,163
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $ (191,442)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $3,707,721

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund that have been included in Government Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Money Market Fund acquired the net assets of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund at an exchange ratio of 1.00. Shareholders holding Class A, Class B, Class C, Class I and Class S shares of Evergreen Money Market Fund received Class A, Class B, Class C, Service Class and Daily Class shares, respectively, of Money Market Fund in the reorganization. Existing shareholders of Wells Fargo Advantage Overland Express Sweep Fund received Daily Class shares of Money Market Fund in the reorganization. The investment portfolio of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund with fair values of $2,358,958,301 and $1,410,238,573, respectively, and amortized costs of $2,358,958,301 and $1,410,238,573, respectively, at July 9, 2010, were the principal assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund were carried forward to align ongoing reporting of Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

                                   Value of Net             Number of
ACQUIRED FUND                    Assets Acquired          Shares Issued
-------------                    ---------------   ---------------------------
EVERGREEN MONEY MARKET FUND       $2,351,836,681     847,570,175 Class A
                                                      41,175,793 Class B
                                                      28,053,474 Class C
                                                     884,677,740 Daily Class
                                                     550,070,447 Service Class

WELLS FARGO ADVANTAGE OVERLAND
   EXPRESS SWEEP FUND              1,405,444,191   1,405,470,274 Daily Class

The aggregate net assets of the Money Market Fund immediately before and after the acquisitions were $5,906,118,088 and $9,663,398,960, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Money Market Fund, Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been

NET INVESTMENT INCOME                                           $  493,561
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS       $2,425,532
NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $2,919,093

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund that have been included in Money Market Fund's Statement of Operations since July 12, 2010.

                  100 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

After the close of business on July 9, 2010, Treasury Plus Money Market Fund acquired the net assets of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund at an exchange ratio of 1.00. Shareholders holding Class A, Class I and Class S shares of Evergreen Treasury Money Market Fund received Class A, Service Class and Sweep Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. Shareholders holding Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Treasury Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. The investment portfolio of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund with fair values of $912,239,952 and $4,245,469,766, respectively, and amortized costs of $912,239,952 and $4,245,469,766, respectively, at July 9, 2010, were the principal assets acquired by Treasury Plus Money Market Fund. For financial reporting purposes, assets received and shares issued by Treasury Plus Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund were carried forward to align ongoing reporting of Treasury Plus Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, and number of shares issued were as follows:

                                        Value of Net                 Number of
ACQUIRED FUND                          Assets Acquired             Shares Issued
-------------                          ---------------   ---------------------------------
EVERGREEN TREASURY MONEY MARKET FUND    $  912,250,694     142,146,381 Class A
                                                           628,695,052 Service Class
                                                           142,739,343 Sweep Class

EVERGREEN INSTITUTIONAL TREASURY
   MONEY MARKET FUND                     4,246,942,611   3,285,966,431 Institutional Class
                                                           962,955,612 Service Class

The aggregate net assets of the Treasury Plus Money Market Fund immediately before and after the acquisitions were $6,570,292,760 and $11,729,486,065, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Treasury Plus Money Market Fund, Treasury Plus Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been

NET INVESTMENT INCOME                                       $675,645
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $      0
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $675,645

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund that have been included in Treasury Plus Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, 100% Treasury Money Market Fund acquired the net assets of Evergreen Institutional 100% Treasury Money Market Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Institutional 100% Treasury Money Market Fund for 598,457,777 shares of 100% Treasury Money Market Fund valued at $598,529,190 at an exchange ratio of 1.00. Shareholders holding Class I and Class IS shares of Evergreen Institutional 100% Treasury Money Market Fund received Administrator Class and Service Class shares, respectively, of 100% Treasury Money Market Fund in the reorganization. The investment portfolio of Evergreen Institutional 100% Treasury Money Market Fund with a fair value of $598,561,496 and amortized cost of $598,561,496 at July 9, 2010 were the principal assets acquired by 100% Treasury Money Market Fund. The aggregate net assets of Evergreen Institutional 100% Treasury Money Market Fund and 100% Treasury Money Market Fund immediately prior to the acquisition were

                  Wells Fargo Advantage Money Market Funds 101


Notes to Financial Statements (Unaudited)

$598,529,190 and $8,130,274,497, respectively. The aggregate net assets of 100% Treasury Money Market Fund immediately after the acquisition were $8,728,803,687. For financial reporting purposes, assets received and shares issued by 100% Treasury Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional 100% Treasury Money Market Fund was carried forward to align ongoing reporting of 100% Treasury Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for 100% Treasury Money Market Fund, 100% Treasury Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                       $233,630
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $203,454
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $437,084

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Institutional 100% Treasury Money Market Fund that have been included in 100% Treasury Money Market Fund's Statement of Operations since July 12, 2010.

6. CONCENTRATION OF RISK

California Municipal Money Market Fund and Minnesota Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                  102 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the sec web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen California Municipal Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen California Municipal Money Market Fund into Wells Fargo Advantage California Municipal Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $184,993,560
Net assets voted "Against"   $ 14,025,937
Net assets voted "Abstain"   $ 23,462,773

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen Institutional U.S. Government Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Institutional U.S. Government Money Market Fund into Wells Fargo Advantage Government Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted"For"        $955,533,647
Net assets voted "Against"   $ 12,888,452
Net assets voted "Abstain"   $    439,389

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen U.S. Government Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen U.S. Government Money Market Fund into Wells Fargo Advantage Government Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $418,942,274
Net assets voted "Against"   $ 16,363,754
Net assets voted "Abstain"   $ 25,184,517

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Money Market Fund into Wells Fargo Advantage Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $1,298,442,117
Net assets voted "Against"   $   35,328,556
Net assets voted "Abstain"   $   70,290,168

On June 8, 2010, a Special Meeting of Shareholders for the Evergreen Treasury Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Treasury Money Market Fund into Wells Fargo Advantage Treasury Plus Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $518,254,575
Net assets voted "Against"   $  4,072,345
Net assets voted "Abstain"   $  3,030,163

                  Wells Fargo Advantage Money Market Funds 103


Other Information (Unaudited)

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Institutional Treasury Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Institutional Treasury Money Market Fund into Wells Fargo Advantage Treasury Plus Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $2,820,639,990
Net assets voted "Against"   $    3,524,984
Net assets voted "Abstain"   $   90,654,446

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Institutional 100% Treasury Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Institutional 100% Treasury Money Market Fund into Wells Fargo Advantage 100% Treasury Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $336,850,167
Net assets voted "Against"   $  4,248,111
Net assets voted "Abstain"   $  1,474,917

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. each fund files its complete schedule of portfolio holdings with the sec for the first and third quarters of each fiscal year on form n-q, which is available without charge by visiting the sec web site at www.sec.gov. in addition, each fund's form n-q may be reviewed and copied at the sec's public reference room in washington, dc, and at regional offices in new york city, at 233 broadway, and in chicago, at 175 west jackson boulevard, suite 900. information about the public reference room may be obtained by calling 1-800-sec-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 155 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds (collectively the "Fund Complex") All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                     Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years          Other Directorships
------------         --------------------   --------------------------------------------         ---------------------
Peter G. Gordon     Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal   None
67                  Chairman, since 2005    Geyser Water Company.
                    (Lead Trustee since
                    2001)

Isaiah Harris, Jr.  Advisory Board          Retired. Prior thereto, President and CEO of         CIGNA Corporation;
57                  Trustee, since 2008     BellSouth Advertising and Publishing Corp from       Deluxe Corporation
                                            2005 to 2007, President and CEO of BellSouth
                                            Enterprises from 2004 to 2005 and President of
                                            BellSouth Consumer Services from 2000 to 2003.
                                            Currently a member of the Iowa State University
                                            Foundation Board of Governors and a member of the
                                            Advisory Board of Iowa State University School of
                                            Business.

Judith M. Johnson   Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer      None
61                                          and Chief Investment Officer of Minneapolis
                                            Employees Retirement Fund from 1996 to 2008. Ms.
                                            Johnson is an attorney, certified public
                                            accountant and a certified managerial accountant.

                  104 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

                     Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years         Other Directorships
------------         --------------------   --------------------------------------------         -------------------
Leroy Keith, Jr.    Trustee, since 2010     Chairman, Bloc Global Services (development and      Trustee, Phoenix Fund
(3) 71                                      construction). Trustee of the Evergreen Funds from   Complex (consisting
                                            1983 to 2010. ormer Managing Director, Almanac       of 46 portfolios as
                                            Capital Management F (commodities firm), former      of 12/31/09);
                                            Partner, Stonington Partners, Inc. (private equity   Director, Diversapack
                                            fund), former Director, Obagi Medical Products Co.   Co. (packaging
                                            and former Director, Lincoln Educational Services.   company)


David F. Larcker    Advisory Board          James Irvin Miller Professor of Accounting at the    None
59                  Trustee, since 2008     Graduate School of Business, Stanford University,
                                            Director of Corporate Governance Research Program
                                            and Co-Director of The Rock Center for Corporate
                                            Governance since 2006. From 2005 to 2008,
                                            Professor of Accounting at the Graduate School of
                                            Business, Stanford University. Prior thereto,
                                            Ernst & Young Professor of Accounting at The
                                            Wharton School, University of Pennsylvania from
                                            1985 to 2005.

Olivla S.           Trustee, since 2006     International Foundation of Employee Benefit Plans   None
 Mitchell                                   Professor and Chair of the Department of Insurance
57                                          and Risk Management, Wharton School of the
                                            University of Pennsylvania. Director of Wharton's
                                            Pension Research Council and Boettner Center on
                                            Pensions & Retirement Research, and Research
                                            Associate at the National Bureau of Economic
                                            Research. Previously, Cornell University Professor
                                            from 1978 to 1993.

Timothy J. Penny    Trustee, since 1996     President and CEO of Southern Minnesota Initiative   None
58                                          Foundation, a non-profit organization, since 2007
                                            and Senior Fellow at the Humphrey Institute Policy
                                            Forum at the University of Minnesota since 1995.
                                            Member of the Board of Trustees of NorthStar
                                            Education Finance, Inc., a non-profit
                                            organization, since 2007.

Michael S.          Trustee, since 2010     Currently serves on the Investment Company           None
Scofield(3)                                 Institute's Board of Governors and Executive
67                                          Committee. Former Chairman of the Independent
                                            Directors Counsel. Trustee of the Evergreen Funds
                                            from 1984 to 2010. Retired Attorney, Law Offices
                                            of Michael S. Scofield and former Director and
                                            Chairman, Branded Media Corporation (multi-media
                                            branding company).

Donald C. Willeke   Trustee, since 1996     Principal of the law firm of Willeke & Daniels.      None
70                                          General Counsel of the Minneapolis Employees
                                            Retirement Fund from 1984 until its consolidation
                                            into the Minnesota Public Employers Retirement
                                            Association on June 30, 2010.

                        Wells Fargo Advantage Money Market Funds 105


Other Information (Unaudited)

OFFICERS

                     Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years          Other Directorships
------------         --------------------   --------------------------------------------         ---------------------
Karla M. Rabusch    President, since 2003   Executive Vice President of Wells Fargo Bank, N.A.   None
51                                          and President of Wells Fargo Funds Management, LLC
                                            since 2003. Senior Vice President and Chief
                                            Administrative Officer of Wells Fargo Funds
                                            Management, LLC from 2001 to 2003.

C. David Messman    Secretary, since        Senior Vice President and Secretary of Wells Fargo   None
49                  2000; Chief Legal       Funds Management, LLC since 2001. Vice President
                    Counsel, since 2003     and Managing Counsel of Wells Fargo Bank, N.A.
                                            since 1996.

Kasey Phillips(4)   Treasurer, since 2009   Senior Vice President of Evergreen Investment        None
39                                          Management Company, LLC since 2006 and currently
                                            the Treasurer of the Evergreen Funds since 2005.
                                            Vice President and Assistant Vice President of
                                            Evergreen Investment Services, Inc. from 1999 to
                                            2006.

David Berardi(5)    Assistant Treasurer,    Vice President of Evergreen Investment Management    None
34                  since 2009              Company, LLC since 2008. Assistant Vice President
                                            of Evergreen Investment Services, Inc. from 2004
                                            to 2008. Manager of Fund Reporting and Control for
                                            Evergreen Investment Management Company, LLC since
                                            2004.

Jeremy DePalma(5)   Assistant Treasurer,    Senior Vice President of Evergreen Investment        None
36                  since 2009              Management Company, LLC since 2008. Vice
                                            President, Evergreen Investment Services, Inc.
                                            from 2004 to 2007. Assistant Vice President,
                                            Evergreen Investment Services, Inc. from 2000 to
                                            2004 and the head of the Fund Reporting and
                                            Control Team within Fund Administration since
                                            2005.

Debra Ann Early     Chief Compliance        Chief Compliance Officer of Wells Fargo Funds        None
45                  Officer, since 2007     Management, LLC since 2007. Chief Compliance
                                            Officer of Parnassus Investments from 2005 to
                                            2007. Chief Financial Officer of Parnassus
                                            Investments from 2004 to 2007 and Senior Audit
                                            Manager of PricewaterhouseCoopers LLP from 1998 to
                                            2004.

-----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                         106 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA MUNICIPAL MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND,

MINNESOTA MONEY MARKET FUND, MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND,

TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND

(CLASS A, CLASS B, CLASS C, DAILY CLASS, INVESTOR CLASS AND SWEEP CLASS)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Municipal Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Funds, and in comparison to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Funds was higher than or not appreciably lower than the median performance of each Fund's respective Universe for the periods under review, except for the one-year performance of the Treasury Plus Money Market Fund, which warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the one-year performance of the Treasury Plus Money Market Fund.

                         Wells Fargo Advantage Money Market Funds 107


Other Information (Unaudited)

The Board received and considered information regarding each Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund's Expense Group. The Board noted that with respect to Class A shares, Class B shares, Class C shares and Investor Class shares, the net operating expense ratios of each of the Funds were in range of or lower than each Fund's respective Expense Group's median net operating expense ratio for these share classes, except for the Class A, Class B, and Class C shares of the Money Market Fund and the Class A shares of the 100% Treasury Money Market Fund. The Daily Class and Sweep Class shares had not commenced operations at the time of the Meeting. The Board noted that each Fund's median net operating expense ratio was estimated to be higher than its Expense Group's median net operating expense ratio for these share classes, except for the Sweep Class of the California Municipal Money Market Fund. The Board also noted that Funds Management has agreed to voluntary yield floor waivers for all Funds, which were not taken into account in the Expense Group comparisons, and to continue contractual fee cap arrangements for certain Funds and to additional fee reductions with respect to other Funds. The Board further considered the investor services, features and fee structure of the Sweep Class and Daily Class, as well as the differences in the Expense Group composition as between the Sweep Class and Daily Class shares and the Funds' other classes.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund's Expense Group median. The Board noted that the Advisory Agreement Rates for the Funds were in range of the median rate of each Fund's Expense Group, except for all share classes of the Money Market Fund and Sweep Class shares of the National Tax-Free Money Market Fund, Minnesota Money Market Fund and 100% Treasury Money Market Fund. The Board also noted that the Net Advisory Rates for the Funds were in range of the median rate of each Fund's Expense Group, except for Class B and Class C shares of the Money Market Fund and Sweep Class shares of the Government Money Market Fund, National Tax-Free Money Market Fund, 100% Treasury Money Market Fund and Treasury Plus Money Market Fund. The Board further noted that Funds Management has agreed to voluntary yield floor waivers for all the Funds and to continue contractual fee cap arrangements for certain Funds and to additional contractual fee reductions with respect to other Funds. The Board considered the differences in the Expense Group composition as between the Sweep Class shares and each Fund's other classes, and also compared the Fund-wide Advisory Agreement Rate and Net Advisory Rate to the broader expense universe and to the Expense Groups for the other Classes. The Board concluded that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers and taking into account changes in Advisory Agreement Rates with respect to the California Municipal Money Market Fund, Minnesota Money Market Fund, Money Market Fund and 100% Treasury Money Market Fund, were acceptable in light of the Funds' Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses that provide

                         108 Wells Fargo Advantage Money Market Funds


Other Information (Unaudited)

services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Funds.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds' shares, including the multiple channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                         Wells Fargo Advantage Money Market Funds 109


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                       (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds        12578010-10
                                                                                                       SMMM/SAR12808-10

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                               Semi-Annual Report
                               August 31, 2010

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS

-    WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM)

-    WELLS FARGO ADVANTAGE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage California Municipal Money Market Fund .............     4
Wells Fargo Advantage Cash Investment Money Market Fund ..................     6
Wells Fargo Advantage Government Money Market Fund .......................     8
Wells Fargo Advantage Heritage Money Market Fund .........................    10
Wells Fargo Advantage Money Market Fund ..................................    12
Wells Fargo Advantage Municipal Cash Management Money Market Fund ........    14
Wells Fargo Advantage National Tax-Free Money Market Fund ................    16
Wells Fargo Advantage Prime Investment Money Market Fund .................    18
Wells Fargo Advantage Treasury Plus Money Market Fund ....................    20
Wells Fargo Advantage 100% Treasury Money Market Fund ....................    22
FUND EXPENSES ............................................................    24
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage California Municipal Money Market Fund .............    27
Wells Fargo Advantage Cash Investment Money Market Fund ..................    39
Wells Fargo Advantage Government Money Market Fund .......................    53
Wells Fargo Advantage Heritage Money Market Fund .........................    58
Wells Fargo Advantage Money Market Fund ..................................    72
Wells Fargo Advantage Municipal Cash Management Money Market Fund ........    87
Wells Fargo Advantage National Tax-Free Money Market Fund ................   106
Wells Fargo Advantage Prime Investment Money Market Fund .................   125
Wells Fargo Advantage Treasury Plus Money Market Fund ....................   137
Wells Fargo Advantage 100% Treasury Money Market Fund ....................   138
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   140
Statements of Operations .................................................   144
Statements of Changes in Net Assets ......................................   148
Financial Highlights .....................................................   160
NOTES TO FINANCIAL STATEMENTS ............................................   168
OTHER INFORMATION ........................................................   177
LIST OF ABBREVIATIONS ....................................................   184

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1932   KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971   WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
       FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
       (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984   WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996   EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO ADVANTAGE FUNDS(R). OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

THE "DOW JONES TARGET DATE INDEXES" ARE A PRODUCT OF DOW JONES INDEXES, A LICENSED TRADEMARK OF CME GROUP INDEX SERVICES LLC ("CME"). "DOW JONES" AND "DOW JONES TARGET DATE INDEXES" ARE SERVICE MARKS OF DOW JONES TRADEMARK HOLDINGS, LLC, AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY CME AND SUBLICENSED FOR USE BY GLOBAL INDEX ADVISORS, INC., AND WELLS FARGO FUNDS MANAGEMENT, LLC. THE DOW JONES TARGET DATE INDEXES ARE BASED IN PART ON THE BARCLAYS CAPITAL BOND INDEXES, WHICH ARE PUBLISHED BY BARCLAYS CAPITAL INC. THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, BASED ON THE DOW JONES TARGET DATE INDEXES, ARE NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY DOW JONES, CME OR BARCLAYS CAPITAL OR ANY OF THEIR RESPECTIVE AFFILIATES, AND NEITHER DOW JONES, CME NOR BARCLAYS CAPITAL NOR ANY OF THEIR RESPECTIVE AFFILIATES MAKES ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN SUCH PRODUCT(S) AND/OR ABOUT THE QUALITY, ACCURACY, AND/OR COMPLETENESS OF THE DOW JONES TARGET DATE INDEXES OR THE BARCLAYS CAPITAL BOND INDEXES. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) THE VARIABLE TRUST FUNDS ARE GENERALLY AVAILABLE ONLY THROUGH INSURANCE
     COMPANY VARIABLE CONTRACTS.

+ IN THIS REPORT, THE WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) ARE REFERRED TO AS THE DISCOVERY FUND, ENDEAVOR SELECT FUND, ENTERPRISE FUND, OPPORTUNITY FUND, SOCIAL SUSTAINABILITY FUND, WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO, WEALTHBUILDER EQUITY PORTFOLIO, WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO, WEALTHBUILDER GROWTH BALANCED PORTFOLIO, WEALTHBUILDER MODERATE BALANCED PORTFOLIO, WEALTHBUILDER TACTICAL EQUITY PORTFOLIO, TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2015 FUND, TARGET 2020 FUND, TARGET 2025 FUND, TARGET 2030 FUND, TARGET 2035 FUND, TARGET 2040 FUND, TARGET 2045 FUND, TARGET 2050 FUND, HERITAGE MONEY MARKET FUND, VT DISCOVERY FUND, AND VT OPPORTUNITY FUND, RESPECTIVELY.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE RECENT SIX-MONTH PERIOD THAT ENDED AUGUST 31, 2010, WAS CHARACTERIZED BY GOOD MOMENTUM FROM AN INCREASE IN CONFIDENCE AND RISK APPETITE ACROSS MOST FIXED-INCOME MARKETS, AS PARTICIPANTS SOUGHT TO MAXIMIZE YIELD AND VALUE WHILE MINIMIZING VOLATILITY.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the six-month period that ended August 31, 2010.

During this period, fixed-income markets continued the momentum that began in 2009, resulting in positive returns in nearly every sector--credit, Treasuries, government-related, and municipals. In general, taxable securities, especially credit, performed relatively well over the recent six-month period, benefiting from growing economic activity, and low interest rates. While there were certainly signs of improvement across the financial landscape, there were several headwinds, especially overseas, that prompted many investors to continue to seek the stability and liquidity offered by WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

INVESTORS FOUND CONFIDENCE AND BEGAN THE SEARCH FOR YIELD.

Throughout much of 2009, Investors were still wary of market risks and deepening economic declines and wondered if government interventions would be effective in bolstering the financial system. Whether or not economic conditions would improve in the near term was not as important to the markets' performance as the basic understanding that they would likely not get any worse. Extensive government policy measures--including extraordinarily accommodative monetary policy--bolstered investor confidence. In addition, for money-market-eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility, the Commercial Paper Funding Facility, and the Temporary Liquidity Guarantee Program. Non-U.S. Treasury fixed-income markets--most notably the corporate, asset-backed securities (ABS), and municipal markets--rallied for most of the second half of 2009 and into 2010. As a result, the recent six-month period that ended August 31, 2010, was characterized by good momentum from an increase in confidence and risk appetite across most fixed-income markets, as participants sought to maximize yield and value while minimizing volatility.

Entering 2010, investors appeared to be less concerned with the risks of a possible deepening recession and instead were more focused on the potential for increasing interest rates. During the first seven months of 2010, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record--certainly steeper than at any point during 2009. The investor sentiment that strengthened toward the end of 2009 was tempered by global credit fears and signals from the Fed suggesting that short-term interest rates would remain at their current historic lows until 2011.

RULE 2A-7 REFORMS, "DODD-FRANK BILL," AND LACK OF SUPPLY CONTINUE TO DEFINE MONEY MARKET LANDSCAPE.

On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of "second tier" and illiquid securities, required firms to periodically stress-test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. These changes were anticipated by the money market fund industry. While these amendments have

                   Wells Fargo Advantage Money Market Funds 3


Letter to Shareholders

induced money market managers to focus on shorter maturities--increasing demand for securities that meet the new requirements--we have seen a relatively smooth transition across the marketplace. In our opinion, our funds have been well-positioned to accommodate the terms of the new regulations, especially since we have a long history of managing our funds within the guidelines now required of the entire industry.

On July 16, 2010, the Senate passed the Restoring American Financial Stability Act of 2010, also known as the "Dodd-Frank bill." Among the many provisions in this bill, the reform addresses special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions between members of Congress that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left that area essentially unchanged.

The upcoming fiscal year is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates. Thus, in light of the varying credit risks, we continue to remain cautiously optimistic--just as we were over the past six months--but with more of a focus on upholding liquidity in a tightening regulatory environment and a potentially rising interest-rate environment.

We offer steady investment disciplines with several broad diversification options. Experience tells us that strict adherence to time-tested strategies has its rewards. WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

In the current environment, we believe that fundamental credit analysis and issue selection will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS, we intend to continue assessing relative-value opportunities while focusing on liquidity and quality issues throughout the short-term securities markets and across our lineup of money market funds.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

IN LIGHT OF THE VARYING CREDIT RISKS, WE CONTINUE TO REMAIN CAUTIOUSLY OPTIMISTIC--JUST AS WE WERE OVER THE PAST SIX MONTHS--BUT WITH MORE OF A FOCUS ON UPHOLDING LIQUIDITY IN A TIGHTENING REGULATORY ENVIRONMENT AND A POTENTIALLY RISING INTEREST-RATE ENVIRONMENT.

                   4 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
James Randazzo

FUND INCEPTION

January 1, 1992

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Commercial Paper           (3%)
Municipal Bonds & Notes   (97%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

1 days       (32%)
2-7 days     (65%)
8-14 days     (1%)
15-29 days    (2%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 5


Performance Highlights

                  WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                              Inception Date   6 Month*   1 Year   5 Year   10 Year
                              --------------   --------   ------   ------   -------
Administrator Class (WCMXX)     06/30/2010       0.07      0.11     1.84      1.60
Institutional Class (WCTXX)     03/31/2008       0.08      0.13     1.84      1.60
Service Class (WFCXX)           11/08/1999       0.01      0.02     1.75      1.56

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Administrator   Institutional   Service
(AS OF AUGUST 31, 2010)       Class           Class        Class
-----------------------   -------------   -------------   -------
7-Day Current Yield           0.02%           0.12%        0.01%
7-Day Compound Yield          0.02%           0.12%        0.01%
30-Day Simple Yield           0.04%           0.16%        0.01%
30-Day Compound Yield         0.04%           0.16%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has contractually committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.03%), 0.08%, and (0.21%) for Administrator Class, Institutional Class, and Service Class, respectively.

                   6 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

October 14, 1987

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Secured Master Note Agreements    (2%)
Certificates of Deposit           (8%)
Commercial Paper                 (50%)
Corporate Bonds & Notes           (5%)
Municipal Bonds & Notes           (9%)
Repurchase Agreements            (17%)
Time Deposits                     (8%)
U.S. Treasury Securities          (1%)
Secured Master Note Agreements    (2%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

1 days         (28%)
2-7 days       (18%)
8-14 days       (8%)
15-29 days     (11%)
30-59 days     (15%)
60-89 days      (9%)
90-179 days     (6%)
180-269 days    (1%)
270+ days       (4%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 7


Performance Highlights

                       WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
              ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                             Inception Date   6 Month*   1 Year   5 Year   10 Year
                             --------------   --------   ------   ------   -------
Administrator Class (WFAXX)    07/31/2003       0.03      0.05     2.82      2.54
Institutional Class (WFIXX)    11/08/1999       0.09      0.17     2.96      2.71
Select Class (WFQXX)           06/29/2007       0.12      0.24     3.01      2.73
Service Class (NWIXX)          10/14/1987       0.01      0.01     2.68      2.44

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)   Administrator   Institutional   Select   Service
(AS OF AUGUST 31, 2010)      Class           Class        Class    Class
----------------------   -------------   -------------   ------   -------
7-Day Current Yield          0.08%           0.21%        0.28%    0.01%
7-Day Compound Yield         0.08%           0.21%        0.28%    0.01%
30-Day Simple Yield          0.09%           0.22%        0.29%    0.01%
30-Day Compound Yield        0.09%           0.22%        0.29%    0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Performance shown for the Select Class shares prior to its inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.06%, 0.18%, 0.22%, and (0.10%) for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

                   8 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

November 16, 1987

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Corporate Bonds & Notes   (4%)
Commercial Paper          (5%)
Agency Securities        (45%)
Repurchase Agreements    (46%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

1 days         (46%)
2-7 days        (4%)
8-14 days       (2%)
15-29 days      (6%)
30-59 days      (9%)
60-89 days      (8%)
90-179 days    (11%)
180-269 days    (5%)
270+ days       (9%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 9


Performance Highlights

             WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - ADMINISTRATOR,
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                              Inception Date   6 Month*   1 Year   5 Year   10 Year
                              --------------   --------   ------   ------   -------
Administrator Class (WGAXX)     07/31/2003       0.01      0.01     2.58      2.37
Institutional Class (GVIXX)     07/28/2003       0.02      0.03     2.70      2.47
Service Class (NWGXX)           11/16/1987       0.01      0.01     2.47      2.29

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Administrator   Institutional   Service
(AS OF AUGUST 31, 2010)       Class           Class        Class
-----------------------   -------------   -------------   -------
7-Day Current Yield           0.01%           0.07%        0.01%
7-Day Compound Yield          0.01%           0.07%        0.01%
30-Day Simple Yield           0.01%           0.07%        0.01%
30-Day Compound Yield         0.01%           0.07%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.08%), 0.05%, and (0.25%) for Administrator Class, Institutional Class, and Service Class, respectively.

                  10 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

June 29, 1995

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Secured Master Note Agreement    (2%)
U.S. Treasury Bills              (1%)
Time Deposits                    (9%)
Certificates of Deposit         (10%)
Commercial Paper                (44%)
Corporate Bonds & Notes          (3%)
Municipal Bonds & Notes          (9%)
Repurchase Agreements           (22%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 days         (34%)
2-7 days       (16%)
8-14 days       (8%)
15-29 days     (10%)
30-59 days     (14%)
60-89 days      (7%)
90-179 days     (7%)
180-269 days    (1%)
270+ days       (3%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 11


Performance Highlights

                              WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
              ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                              Inception Date   6 Month*   1 Year   5 Year   10 Year
                              --------------   --------   ------   ------   -------
Administrator Class (SHMXX)     06/29/1995       0.02      0.04     2.80      2.52
Institutional Class (SHIXX)     03/31/2000       0.07      0.14     2.96      2.71
Select Class (WFJXX)            06/29/2007       0.11      0.21     3.00      2.73
Service Class (WHTXX)           06/30/2010       0.02      0.04     2.80      2.52

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Administrator   Institutional   Select   Service
(AS OF AUGUST 31, 2010)       Class          Class         Class    Class
-----------------------   -------------   -------------   ------   -------
7-Day Current Yield           0.06%          0.19%         0.26%    0.01%
7-Day Compound Yield          0.06%          0.19%         0.26%    0.01%
30-Day Simple Yield           0.07%          0.19%         0.27%    0.01%
30-Day Compound Yield         0.07%          0.20%         0.27%    0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown for the Select Class shares prior to its inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Performance shown for the Service Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses that are applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.05%, 0.17%, 0.21%, and (0.12%) for Administrator, Institutional, Select, and Service Classes, respectively.

                  12 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

July 1, 1992

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Secured Master Note Agreement    (3%)
Corporate Bonds & Notes          (4%)
Commercial Paper                (53%)
Repurchase Agreements           (12%)
Certificate of Deposit           (9%)
Time Deposits                    (8%)
Municipal Bonds & Notes         (10%)
U.S. Treasury Securities         (1%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 day          (22%)
2-7 days       (17%)
8-14 days       (9%)
15-29 days     (13%)
30-59 days     (17%)
68-89 days      (9%)
90-179 days     (8%)
180-269 days    (1%)
270+ days       (4%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 13


Performance Highlights

             WELLS FARGO ADVANTAGE MONEY MARKET FUND - SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                        Inception Date   6 Month*   1 Year   5 Year   10 Year
                        --------------   --------   ------   ------   -------
Service Class (WMOXX)     06/30/2010       0.01      0.01     2.57      2.21

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Service
(AS OF AUGUST 31, 2010)    Class
-----------------------   -------
7-Day Current Yield        0.01%
7-Day Compound Yield       0.01%
30-Day Simple Yield        0.01%
30-Day Compound Yield      0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

SERVICE CLASS SHARES ARE SOLD WITHOUT A FRONT END SALES CHARGE OR A CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown for the Service Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.27%) for Service share Class.

                  14 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
James Randazzo

FUND INCEPTION

November 20, 1996

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Commercial Paper           (2%)
Municipal Bonds & Notes   (98%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 days         (12%)
2-7 days       (77%)
8-14 days       (3%)
15-29 days      (1%)
30-59 days      (2%)
90-179 days     (1%)
180-269 days    (2%)
270+ days       (2%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 15


Performance Highlights

             WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                              Inception Date   6 Month*   1 Year   5 Year   10 Year
                              --------------   --------   ------   ------   -------
Administrator Class (WUCXX)     07/09/2010       0.07      0.15     2.20      2.06
Institutional Class (EMMXX)     11/20/1996       0.09      0.17     2.20      2.06
Service Class (EISXX)           11/25/1996       0.01      0.01     1.96      1.82

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)    Administrator   Institutional   Service
(AS OF AUGUST 31, 2010)       Class          Class         Class
-----------------------   -------------   -------------   -------
7-Day Current Yield           0.04%           0.14%        0.01%
7-Day Compound Yield          0.04%           0.14%        0.01%
30-Day Simple Yield           0.06%           0.15%        0.01%
30-Day Compound Yield         0.06%           0.15%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class Shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.01%, (0.04%), and (0.15%) for Administrator Class, Institutional Class, and Service Class, respectively.

                   16 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
James Randazzo

FUND INCEPTION

January 7, 1988

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Commercial Paper           (3%)
Municipal Bonds & Notes   (97%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

1 days         (15%)
2-7 days       (76%)
8-14 days       (1%)
15-29 days      (1%)
30-59 days      (2%)
90-179 days     (1%)
180-269 days    (2%)
270+ days       (2%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 17


Performance Highlights

                     WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                             Inception Date   6 Month*   1 Year   5 Year   10 Year
                             --------------   --------   ------   ------   -------
Administrator Class (WNTXX)    04/11/2005       0.02      0.04     1.94      1.75
Institutional Class (WFNXX)    11/08/1999       0.07      0.13     2.04      1.89
Service Class (MMIXX)          01/07/1988       0.01      0.02     1.81      1.68

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)   Administrator   Institutional   Service
(AS OF AUGUST 31, 2010)      Class           Class        Class
----------------------   -------------   -------------   -------
7-Day Current Yield          0.05%           0.15%        0.01%
7-Day Compound Yield         0.05%           0.15%        0.01%
30-Day Simple Yield          0.04%           0.14%        0.01%
30-Day Compound Yield        0.04%           0.14%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.02%), 0.10%, and (0.19%) for Administrator Class, Institutional Class, and Service Class, respectively.

                   18 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

September 2, 1998

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Secured Master Note Agreements    (2%)
Certificates of Deposit          (11%)
Commercial Paper                 (47%)
Corporate Bonds & Notes           (2%)
Municipal Bonds & Notes           (9%)
Repurchase Agreements            (19%)
Time Deposits                     (9%)
US Treasury Securities            (1%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 days         (31%)
2-7 days       (16%)
8-14 days       (9%)
15-29 days     (12%)
30-59 days     (13%)
60-89 days      (8%)
90-179 days     (8%)
180-269 days    (1%)
270+ days       (2%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 19


Performance Highlights

                      WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                             Inception Date   6 Month*   1 Year   5 Year   10 Year
                             --------------   --------   ------   ------   -------
Institutional Class (PIIXX)    07/28/2003       0.07      0.15     2.91      2.55
Service Class (NWRXX)          09/02/1998       0.01      0.01     2.60      2.33

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)   Institutional   Service
(AS OF AUGUST 31, 2010)      Class        Class
----------------------   -------------   -------
7-Day Current Yield          0.19%        0.01%
7-Day Compound Yield         0.19%        0.01%
30-Day Simple Yield          0.19%        0.01%
30-Day Compound Yield        0.19%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.15 % and (0.14%) for Institutional Class and Service Class, respectively.

                   20 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

October 1, 1985

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

U.S. Treasury Bills      (1%)
Repurchase Agreements   (99%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

2-7 days   (10%)
1 days     (90%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 21


Performance Highlights

                         WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

Treasury Plus Money Market Fund   Inception Date   6 Month*   1 Year   5 Year   10 Year
-------------------------------   --------------   --------   ------   ------   -------
Administrator Class (WTPXX)         03/31/2008       0.01      0.01     2.36      2.25
Institutional Class (PISXX)         08/11/1995       0.01      0.01     2.47      2.38
Service Class (PRVXX)               10/01/1985       0.01      0.01     2.27      2.14

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)   Administrator   Institutional   Service
(AS OF AUGUST 31, 2010)      Class           Class        Class
----------------------   -------------   -------------   -------
7-Day Current Yield          0.01%           0.01%        0.01%
7-Day Compound Yield         0.01%           0.01%        0.01%
30-Day Simple Yield          0.01%           0.02%        0.01%
30-Day Compound Yield        0.01%           0.02%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and is adjusted to reflect the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.14%), (0.02%), and (0.31%) for Administrator Class, Institutional Class and Service Class, respectively.

                   22 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND -
ADMINISTRATOR AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester
Laurie White

FUND INCEPTION

December 3, 1990

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

U.S. Treasury Bills   (100%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

2-7 days       (6%)
8-14 days      (7%)
15-29 days    (13%)
30-59 days    (32%)
60-89 days    (31%)
90-179 days   (11%)

----------
(1.) Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 23


                         WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND -
                                     ADMINISTRATOR AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

                             Inception Date   6 Month*   1 Year   5 Year   10 Year
                             --------------   --------   ------   ------   -------
Administrator Class (WTRXX)    06/30/2010       0.01      0.04     2.17      2.05
Service Class (NWTXX)          12/03/1990       0.01      0.03     2.17      2.05

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)   Institutional   Service
(AS OF AUGUST 31, 2010)      Class        Class
----------------------   -------------   -------
7-Day Current Yield          0.01%        0.01%
7-Day Compound Yield         0.01%        0.01%
30-Day Simple Yield          0.01%        0.01%
30-Day Compound Yield        0.01%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

(3.) The investment adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.35%) and (0.52%) for Administrator Class and Service Class, respectively.

                  24 Wells Fargo Advantage Money Market Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period, from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Beginning         Ending
                                                                    Account Value   Account Value     Expenses Paid      Net Annual
                                                                      03-01-2010      08-31-2010    During Period(1)   Expense Ratio
                                                                    -------------   -------------   ----------------   -------------
WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.72           $1.61            0.32%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.59           $1.63            0.32%
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.85           $1.01            0.20%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.20           $1.02            0.20%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.06           $1.76            0.35%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.44           $1.79            0.35%
WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.26           $1.61            0.32%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.59           $1.63            0.32%
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.86           $1.01            0.20%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.20           $1.02            0.20%
SELECT CLASS
   Actual                                                             $1,000.00       $1,001.21           $0.66            0.13%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.55           $0.66            0.13%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.05           $1.81            0.36%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.39           $1.84            0.36%

                  Wells Fargo Advantage Money Market Funds 25


Fund Expenses

                                                                      Beginning         Ending
                                                                    Account Value   Account Value     Expenses Paid      Net Annual
                                                                      03-01-2010      08-31-2010    During Period(1)   Expense Ratio
                                                                    -------------   -------------   ----------------   -------------
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.05           $1.11            0.22%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.10           $1.12            0.22%
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.19           $0.96            0.19%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.25           $0.97            0.19%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.05           $1.11            0.22%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.10           $1.12            0.22%
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.18           $1.56            0.31%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.64           $1.58            0.31%
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.73           $1.01            0.20%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.20           $1.02            0.20%
SELECT CLASS
   Actual                                                             $1,000.00       $1,001.08           $0.66            0.13%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.55           $0.66            0.13%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.18           $1.92            0.38%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.29           $1.94            0.38%
WELLS FARGO ADVANTAGE MONEY MARKET FUND
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.06           $2.12            0.42%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.09           $2.14            0.42%
WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.74           $1.82            0.36%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.39           $1.84            0.36%
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.91           $1.06            0.21%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.15           $1.07            0.21%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.05           $1.92            0.38%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.29           $1.94            0.38%
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.25           $1.46            0.29%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.74           $1.48            0.29%
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.70           $1.01            0.20%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.20           $1.02            0.20%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.05           $1.66            0.33%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.54           $1.68            0.33%

                  26 Wells Fargo Advantage Money Market Funds


                                                                   Fund Expenses

                                                                      Beginning         Ending
                                                                    Account Value   Account Value     Expenses Paid      Net Annual
                                                                      03-01-2010      08-31-2010    During Period(1)   Expense Ratio
                                                                    -------------   -------------   ----------------   -------------
WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.75           $1.01           0.20%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.20           $1.02           0.20%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.05           $1.71           0.34%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,023.49           $1.73           0.34%
WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.05           $0.86           0.17%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.35           $0.87           0.17%
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,000.06           $0.91           0.18%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.30           $0.92           0.18%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.05           $0.91           0.18%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.30           $0.92           0.18%
WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,000.07           $0.71           0.14%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.50           $0.71           0.14%
SERVICE CLASS
   Actual                                                             $1,000.00       $1,000.05           $0.66           0.13%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,024.55           $0.66           0.13%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                   Wells Fargo Advantage Money Market Funds 27


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER: 2.83%
$   24,000,000   GOLDEN GATE BRIDGE HIGHWAY & TRANSPORTATION DISTRICT                0.25%        09/08/2010    $       24,000,000
     5,000,000   RIVERSIDE COUNTY TETER FINANCING                                    0.26         09/08/2010             5,000,000
    53,185,000   SAN JOAQUIN COUNTY TRANSPORTATION AUTHORITY                         0.23         09/15/2010            53,185,000
     3,780,000   SAN JOAQUIN COUNTY TRANSPORTATION AUTHORITY                         0.26         09/15/2010             3,780,000
TOTAL COMMERCIAL PAPER (COST $85,965,000)                                                                               85,965,000
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 97.34%
CALIFORNIA: 94.51%
    18,775,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA MARIN COUNTRY DAY
                 SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                0.28         07/01/2037            18,775,000
    11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA MFHR FINE ARTS
                 BUILDING PROJECTS SERIES A (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.34         07/15/2035            11,200,000
     6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA MFHR GAIA BUILDING
                 PROJECT SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-               0.34         09/15/2032             6,965,000
     1,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA SHARP HEALTHCARE
                 SERIES D (HOSPITAL REVENUE, CITIBANK NA LOC)ss+/-                   0.25         08/01/2035             1,700,000
     1,485,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA ST. ANTHONY
                 FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.28         03/01/2037             1,485,000
     9,910,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA THE HEAD-ROYCE
                 SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.37         09/01/2036             9,910,000
     3,735,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 SCHOOLS SACRED HEART SERIES FB
                 (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.26         06/01/2030             3,735,000
    10,630,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA AIR FORCE VILLAGE
                 WEST INCORPORATED (OTHER REVENUE, KBC BANK NV LOC)ss+/-             0.32         05/15/2035            10,630,000
    10,110,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA COLMA BART
                 APARTMENTS SERIES A (HOUSING REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.30         11/15/2035            10,110,000
     5,315,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA FRANCIS PARKER
                 SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK OF NEW
                 YORK LOC)ss+/-                                                      0.29         09/01/2036             5,315,000
    10,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA MENLO SCHOOL
                 (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           0.25         09/01/2033            10,000,000
     2,420,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA SAN FRANCISCO
                 UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                            0.25         04/01/2035             2,420,000
     7,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA SCHOOLS SACRED
                 HEART SERIES S-FA (PRIVATE SCHOOL REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.26         06/01/2030             7,500,000
    10,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA ZOOLOGICAL SOCIETY
                 OF SAN DIEGO (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.26         10/01/2034            10,100,000
     6,150,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 JEWISH COMMUNITY CENTER
                 (MISCELLANEOUS REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.26         06/01/2029             6,150,000
     3,895,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 SAN FRANCISCO FRIENDS SCHOOL
                 (PRIVATE SCHOOLS REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.26         02/01/2038             3,895,000
     7,005,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 SAN FRANCISCO HIGH UNIVERSITY
                 SERIES A (PRIVATE SCHOOLS REVENUE, NOTHERN TRUST
                 COMPANY LOC)ss+/-                                                   0.25         04/01/2036             7,005,000
     1,895,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY
                 APARTMENTS SERIES B
                 (MFHR, FNMA INSURED)ss+/-                                           0.31         05/15/2027             1,895,000
    12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS
                 (MFHR, FHLMC INSURED)ss+/-                                          0.28         07/01/2033            12,600,000
     6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS
                 PROJECT SERIES C
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         07/15/2033             6,000,000
     7,768,500   ARCADIA COUNTY CA USD SERIES 2679 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2013             7,768,500
     7,000,000   AUSTIN CTFS-BOA-SERIES 2008-3312 (PROPERTY TAX
                 REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.32         08/01/2032             7,000,000
     5,900,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER
                 AUTHORITY REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.36         09/01/2035             5,900,000
     3,765,000   BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY
                 AREA SERIES B2
                 (TOLL BRIDGE REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                 0.24         04/01/2047             3,765,000

                   28 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   41,600,000   BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY
                 AREA SERIES D1 (HIGHWAY TOLLS
                 REVENUE, SECURITIES PURCHASE AGREEMENT BY BNP
                 PARIBAS)ss+/-                                                       0.25%        04/01/2045    $       41,600,000
    36,430,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT
                 SERIES A
                 (IDR, KBC BANK NV LOC)ss+/-                                         0.30         12/01/2028            36,430,000
     8,100,000   BRANCH BANKING & TRUST MUNICIPAL TRUST (LEASE
                 REVENUE, BRANCH
                 BANKING & TRUST LOC)ss+/-++                                         0.30         09/01/2022             8,100,000
     6,000,000   BRANCH BANKING &TRUST MUNICIPAL TRUST FLOATERS
                 SERIES 2049 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.33         02/01/2027             6,000,000
    11,800,000   BURBANK CA RDA MFHR ISSUE A (HOUSING REVENUE, FHLB
                 INSURED)ss+/-                                                       0.20         11/01/2010            11,800,000
    25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING
                 AUTHORITY GE CAPITAL CORPORATION
                 SERIES A (ELECTRIC REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-++                                                         0.30         10/01/2020            25,040,000
     2,300,000   CALIFORNIA ASSOCIATION OF BAY AREA GOVERNMENT
                 FINANCE AUTHORITY FOR NONPROFIT
                 CORPORATION SHARP HEALTHCARE SERIES 2009-C (HCFR,
                 CITIBANK NA LOC)ss+/-                                               0.25         08/01/2035             2,300,000
     5,800,000   CALIFORNIA CDA MFHR GLEN HAVEN APARTMENTS SERIES
                 2002
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         04/15/2035             5,800,000
    10,400,000   CALIFORNIA CDA REFUNDING MFHR SERIES 381 (OTHER
                 REVENUE, FHLMC INSURED)ss+/-++                                      0.39         02/01/2053            10,400,000
    12,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 CHARLES R DREW UNIVERSITY
                 (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                        0.30         11/01/2042            12,500,000
     5,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 UNIVERSITY OF LA VERNE
                 (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK
                 PLC LOC)ss+/-                                                       0.26         03/01/2038             5,500,000
     8,900,000   CALIFORNIA FINANCE AUTHORITY KEHILLAH JEWISH HIGH
                 SCHOOL SERIES 2009
                 (PRIVATE SCHOOLS REVENUE, CALIFORNIA BANK & TRUST
                 LOC)ss+/-                                                           0.28         08/01/2039             8,900,000
     4,675,000   CALIFORNIA GO SERIES B-1 (GENERAL FUND REVENUE,
                 CITIBANK NA LOC)ss+/-                                               0.25         05/01/2034             4,675,000
     7,000,000   CALIFORNIA HFFA FLOATERS SERIES 3103 (HEALTH
                 HOSPITAL NURSING HOME REVENUE,
                 MORGAN STANLEY LOC)ss+/-++                                          0.31         08/15/2038             7,000,000
     3,635,000   CALIFORNIA HFA HOME MORTGAGE RB ROC-RR-II-R-11640
                 (HOUSING REVENUE,
                 GNMA/FNMA/FHLMC INSURED)ss+/-++                                     0.36         08/01/2018             3,635,000
     5,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES H (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                         0.28         02/01/2036             5,000,000
     4,900,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK CALIFORNIA ACADEMY
                 SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.24         09/01/2038             4,900,000
    14,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK CALIFORNIA ACADEMY
                 SERIES C (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-              0.24         09/01/2038            14,200,000
    26,595,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK J PAUL GETTY
                 PROJECT SERIES B (RECREATIONAL REVENUE)ss+/-                        0.18         04/01/2033            26,595,000
     2,600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK LYCEE FRANCIAS DE
                 LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE,
                 MELLON BANK NA LOC)ss+/-                                            0.27         09/01/2036             2,600,000
    20,850,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK ORANGE COUNTY
                 PERFORMING SERIES A (RECREATIONAL REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.25         07/01/2034            20,850,000
    39,910,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK RAND CORPORATION
                 SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.25         04/01/2042            39,910,000
       520,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK ROCS RR II R-11527
                 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-++                           0.28         07/01/2030               520,000
     6,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK THE BAY INSTITUTE
                 AQUARIUM FOUNDATION (OTHER REVENUE, FHLMC
                 INSURED)ss+/-                                                       0.26         06/01/2025             6,500,000
     1,590,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK HOIG PRECISION
                 CORPORATION PROJECT (IDR, BANK OF THE WEST LOC)ss+/-                0.47         07/01/2030             1,590,000
       300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK LOS ANGELES COUNTY
                 MUSEUM OF NATURAL HISTORY SERIES 2008-B
                 (RECREATIONAL REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                          0.24         09/01/2037               300,000
     2,215,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 BANK SOCIETY FOR THE BLIND PROJECT
                 (MISCELLANEOUS REVENUE, US BANK NA LOC)ss+/-++                      0.30         01/01/2037             2,215,000
     6,935,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC
                 DEVELOPMENT REVENUE,
                 PACIFIC NATIONAL LOC)ss+/-                                          0.26         12/01/2042             6,935,000
    21,390,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC
                 INSTITUTE SERIES A (HOUSING REVENUE,
                 CALIFORNIA BANK & TRUST LOC)ss+/-                                   0.25         08/01/2037            21,390,000
     3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA
                 CATHOLIC SCHOOL
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           3.40         05/01/2039             3,500,000

                   Wells Fargo Advantage Money Market Funds 29


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    6,850,000   CALIFORNIA PCFA EXEMPT FACILITIES REVENUE EXXON
                 MOBIL PROJECT
                 (IDR, BANK OF AMERICA NA LOC)ss+/-                                  0.22%        12/01/2029    $        6,850,000
     6,100,000   CALIFORNIA PCFA EXXON PROJECT (IDR)ss+/-                            0.17         12/01/2012             6,100,000
     1,400,000   CALIFORNIA PCFA MILK TIME DAIRY FARMS PROJECT
                 (RESOURCE RECOVERY REVENUE, BANK OF THE WEST LOC)ss+/-              0.36         11/01/2027             1,400,000
     3,200,000   CALIFORNIA PCFA MUSCO FAMILY OLIVE SERIES A (IDR,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.30         11/01/2019             3,200,000
     6,900,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C
                 (IDR, JPMORGAN CHASE LOC)ss+/-                                      0.25         11/01/2026             6,900,000
     2,500,000   CALIFORNIA PCFA SOLID WASTE GEORGE & JENIFER DEBOER
                 TRUST (RESOURCE RECOVERY
                 REVENUE, WELLS FARGO BANK NA LOC)ss+/-(q)                           0.31         05/01/2029             2,500,000
     1,500,000   CALIFORNIA PCFA SOLID WASTE HERITAGE DAIRY PROJECT
                 (RESOURCE RECOVERY
                 REVENUE, WELLS FARGO BANK NA LOC)ss+/-(q)                           0.31         10/01/2027             1,500,000
     3,400,000   CALIFORNIA PCFA SOLID WASTE JOHN & ANN M VERWEY
                 PROJECT (RESOURCE RECOVERY
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.36         05/01/2028             3,400,000
     6,000,000   CALIFORNIA PCFA SOLID WASTE MILK TIME DAIRY FARMS
                 PROJECT (RESOURCE RECOVERY
                 REVENUE, BANK OF THE WEST LOC)ss+/-                                 0.36         11/01/2027             6,000,000
     3,000,000   CALIFORNIA PCFA SOLID WASTE P&D DAIRY & POSO CREEK
                 (RESOURCE RECOVERY
                 REVENUE, BANK OF THE WEST LOC)ss+/-                                 0.36         05/01/2028             3,000,000
       900,000   CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS
                 LOC)ss+/-                                                           0.29         11/01/2017               900,000
     6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER
                 REVENUE, BANQUE
                 NATIONALE PARIS LOC)ss+/-                                           0.29         11/01/2017             6,275,000
    15,695,000   CALIFORNIA REFUNDING GO BRANCH BANKING & TRUST
                 COMPANY MUNICIPAL TRUST
                 SERIES 2000 (GENERAL FUND REVENUE, FSA INSURED,
                 BRANCH BANKING & TRUST LOC)ss+/-++                                  0.32         07/10/2027            15,695,000
     6,125,000   CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL
                 REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                       0.24         06/01/2034             6,125,000
     7,480,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS
                 ROCS RR II R-1131
                 (OTHER REVENUE, CITIBANK NA LOC)ss+/-++                             0.35         12/01/2014             7,480,000
     3,090,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6
                 (WATER & WASTEWATER AUTHORITY REVENUE, STATE
                 STREET BANK & TRUST COMPANY NA LOC)ss+/-                            0.23         05/01/2022             3,090,000
     5,505,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-7
                 (ELECTRIC REVENUE, AGM INSURED)ss+/-                                0.30         05/01/2022             5,505,000
     4,380,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
                 (POWER REVENUE, DEXIA CREDIT SA LOC)ss+/-                           0.28         05/01/2022             4,380,000
     3,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1
                 (WATER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                       0.23         05/01/2011             3,300,000
    11,450,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11
                 (POWER REVENUE, KBC BANK NV LOC)ss+/-                               0.27         05/01/2022            11,450,000
     3,995,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.30         06/01/2016             3,995,000
     6,600,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-2
                 (RECOVERY REVENUE, JPMORGAN CHASE & COMPANY LOC)ss+/-               0.23         07/01/2023             6,600,000
     7,665,000   CALIFORNIA STATE ENTERPRISE DEVELOPMENT AUTHORITY POCINO
                 FOODS COMPANY PROJECT SERIES A (IDR, CITY NATIONAL
                 BANK LOC)ss+/-                                                      0.30         11/01/2033             7,665,000
     4,000,000   CALIFORNIA STATE ENTERPRISE DEVELOPMENT AUTHORITY
                 RAMAR INTERNATIONAL CORPORATION PROJECT SERIES A (IDR,
                 BANK OF THE WEST LOC)ss+/-                                          0.30         11/01/2033             4,000,000
    35,000,000   CALIFORNIA STATE FLOATING SERIES C-2-RMKT-12-1-09
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                       0.25         05/01/2033            35,000,000
     1,800,000   CALIFORNIA STATE KINDERGARTEN-B2-RMKT (OTHER
                 REVENUE, CITIBANK NA LOC)ss+/-                                      0.23         05/01/2034             1,800,000
    22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC
                 INSURED)ss+/-++                                                     0.55         07/01/2017            22,315,000
    23,385,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER
                 REVENUE, FORTIS BANQUE LOC)ss+/-                                    0.30         05/01/2040            23,385,000
     8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER
                 REVENUE, CALYON BANK LOC)ss+/-                                      0.27         05/01/2040             8,560,000
    33,300,000   CALIFORNIA STATE SERIES A2 ( GO, BANK OF MONTREAL
                 LOC)ss+/-                                                           0.22         05/01/2033            33,300,000
    12,700,000   CALIFORNIA STATE SERIES A3 (GO, BANK OF MONTREAL
                 LOC)ss+/-                                                           0.25         05/01/2033            12,700,000
     2,500,000   CALIFORNIA STATE SERIES B SUBSERIES B 3 (OTHER
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.27         05/01/2040             2,500,000
     5,100,000   CALIFORNIA STATE SERIES B SUBSERIES B-2 (OTHER
                 REVENUE, SOCIETE GENERALE LOC)ss+/-                                 0.26         11/15/2030             5,100,000
     7,125,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.26         05/01/2040             7,125,000

                  30 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   10,000,000   CALIFORNIA STATE SERIES B-SUBSERIES B-2 (GENERAL
                 FUND REVENUE,
                 SOCIETE GENERALE LOC)ss+/-                                          0.26%        05/01/2040    $       10,000,000
    19,550,000   CALIFORNIA STATE SERIES B5 (OTHER REVENUE,
                 CITIBANK NA LOC)ss+/-                                               0.24         05/01/2034            19,550,000
    15,650,000   CALIFORNIA STATE SERIES C1 (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.26         05/01/2033            15,650,000
    12,825,000   CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.32         08/15/2032            12,825,000
     2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C
                 (MFHR, FNMA INSURED)ss+/-                                           0.35         07/01/2027             2,155,000
     6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL
                 SERIES H (MFHR)ss+/-                                                0.30         07/01/2027             6,270,000
     6,645,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS
                 SERIES B (MFHR, FHLMC INSURED)ss+/-                                 0.30         11/01/2036             6,645,000
     4,070,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS
                 INCORPORATED (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           2.90         05/01/2035             4,070,000
     9,390,000   CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F
                 (MFHR, FNMA LOC)ss+/-                                               0.28         06/15/2038             9,390,000
     4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS
                 SERIES L (MFHR, FHLMC INSURED)ss+/-                                 0.30         09/01/2040             4,000,000
    39,654,000   CALIFORNIA STATEWIDE CDA FLOATERS SERIES 3102
                 (HEALTH, HOSPITAL, & NURSING
                 HOME REVENUE, MORGAN STANLEY BANK LOC)ss+/-                         0.30         11/15/2048            39,654,000
       886,000   CALIFORNIA STATEWIDE CDA FLOATERS SERIES 3102
                 (HEALTH, HOSPITAL, & NURSING
                 HOME REVENUE, MORGAN STANLEY LOC)ss+/-                              0.30         11/15/2030               886,000
     1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES
                 TT (HOUSING REVENUE, FNMA INSURED)ss+/-                             0.32         12/15/2034             1,925,000
     6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS
                 SERIES C (MFHR, FHLMC INSURED)ss+/-++                               0.28         01/01/2038             6,000,000
     3,210,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F
                 (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.31         07/01/2038             3,210,000
     6,100,000   CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B
                 (HOSPITAL REVENUE, UBS AG LOC)ss+/-                                 0.27         08/15/2036             6,100,000
     6,775,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS
                 SERIES JJ (MFHR, US BANK NA LOC)ss+/-                               0.28         11/01/2031             6,775,000
    11,450,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS
                 CENTER PROJECT (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-           0.24         12/01/2036            11,450,000
     6,135,000   CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            3.45         07/01/2036             6,135,000
     6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A
                 (MFHR, FNMA INSURED)ss+/-                                           0.26         02/15/2036             6,500,000
    10,500,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY
                 APARTMENTS SERIES M (MFHR , FHLMC INSURED)ss+/-                     0.29         12/01/2034            10,500,000
     3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS
                 APARTMENTS SERIES R (MFHR, FNMA INSURED)ss+/-                       0.32         10/15/2030             3,985,000
    11,500,000   CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK
                 APARTMENTS SERIES 00 (HOUSING REVENUE, FNMA INSURED)ss+/-           0.30         11/01/2040            11,500,000
     7,000,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 DESERT PALMS SERIES A (HOUSING REVENUE, FHLMC INSURED)ss+/-         0.28         08/01/2045             7,000,000
    17,500,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 PUTTERS SERIES 2680
                 (HOUSING REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                     0.40         05/15/2016            17,500,000
     2,100,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 PUTTERS SERIES 2680
                 (HOUSING REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                     0.40         05/15/2018             2,100,000
     1,300,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 PUTTERS SERIES 2681
                 (HOUSING REVENUE, JPMORGAN CHASE BANK LOC)ss+/-++                   0.55         05/15/2018             1,300,000
     3,200,000   CALIFORNIA STATEWIDE CDA MULTIFAMILY HOUSING
                 SEASONS AT LAKEWOOD SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.32         05/15/2037             3,200,000
     7,840,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING
                 SERIES Y (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.29         08/01/2031             7,840,000
     8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS
                 SERIES Y (MFHR, FNMA INSURED)ss+/-                                  0.30         10/15/2030             8,640,000
     2,750,000   CALIFORNIA STATEWIDE CDA PCR CHEVRON USA
                 INCORPORATED PROJECT
                 (RESOURCE RECOVERY REVENUE)ss+/-                                    0.20         05/15/2024             2,750,000

                  Wells Fargo Advantage Money Market Funds 31


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   48,845,000   CALIFORNIA STATEWIDE CDA RADY CHILDREN'S
                 HOSPITAL SERIES A
                 (HOSPITAL REVENUE, US BANK NA LOC)ss+/-                             0.23%        08/15/2047    $       48,845,000
     7,130,000   CALIFORNIA STATEWIDE CDA RIDGEWAY APARTMENTS
                 SERIES K
                 (MFHR, FHLMC INSURED)ss+/-                                          0.25         09/01/2039             7,130,000
     5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR
                 APARTMENTS SERIES B
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         05/15/2037             5,265,000
     4,000,000   CALIFORNIA STATEWIDE CDA SERIES 3108 (HCFR,
                 AMBAC INSURED)ss+/-++                                               0.30         08/15/2038             4,000,000
     5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE
                 PROJECT SERIES A
                 (MFHR, FNMA INSURED)ss+/-                                           0.31         05/01/2027             5,665,000
     1,870,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM
                 SERIES A
                 (HCFR, CITIBANK NA LOC)ss+/-                                        0.25         08/01/2035             1,870,000
     2,235,000   CALIFORNIA STATEWIDE CDA TYRELLA GARDENS
                 APARTMENTS SERIES B
                 (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.37         06/01/2036             2,235,000
    10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN
                 DIEGO (COLLEGE & UNIVERSITY REVENUE,
                 BANQUE NATIONALE PARIS LOC)ss+/-                                    0.26         10/01/2045            10,000,000
    13,265,000   CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT
                 (OTHER REVENUE, BANK OF AMERICA LOC)ss+/-                           0.26         11/15/2030            13,265,000
     4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR
                 PROJECT MM
                 (MFHR, EAST WEST BANK LOC)ss+/-                                     0.30         11/01/2035             4,000,000
     2,360,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA
                 SERIES CCC (MFHR, FNMA INSURED)ss+/-                                0.31         11/15/2039             2,360,000
     4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH
                 APARTMENTS SERIES D
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.31         11/15/2035             4,375,000
     2,600,000   CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW
                 APARTMENTS SERIES E
                 (MFHR, FNMA INSURED)ss+/-                                           0.32         11/15/2035             2,600,000
     1,850,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY
                 CENTER FOR EARLY EDUCATION
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           3.40         09/01/2031             1,850,000
     4,538,000   CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES
                 2005B (EDUCATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.26         10/01/2035             4,538,000
     2,100,000   CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)ss+/-                 0.40         12/01/2016             2,100,000
     6,440,000   CONTRA COSTA COUNTY CA HOUSING AUTHORITY SERIES
                 C (HOUSING REVENUE, FHLMC INSURED)ss+/-                             0.26         11/15/2017             6,440,000
     2,000,000   CONTRA COSTA COUNTY CA SERIES B (MFHR, FNMA
                 INSURED)ss+/-                                                       0.26         11/15/2022             2,000,000
     7,000,000   CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA
                 INSURED)ss+/-                                                       0.31         02/01/2023             7,000,000
     2,815,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-384
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.29         02/01/2027             2,815,000
    13,100,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-384
                 (PROPERTY TAX REVENUE, NATL-RE LOC)ss+/-++                          0.29         06/01/2032            13,100,000
     6,300,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2032             6,300,000
     8,870,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-448
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         07/01/2032             8,870,000
     3,987,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2032             3,987,000
     8,292,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         12/01/2024             8,292,000
    15,562,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2042            15,562,000
    10,495,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490
                 (TAX INCREMENTAL REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         02/01/2031            10,495,000
     4,085,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561
                 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         07/01/2031             4,085,000
     5,850,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600
                 (WATER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         02/01/2038             5,850,000
     5,505,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2028             5,505,000

                  32 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30%        08/01/2031    $        4,065,000
     6,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629
                 (PROPERTY TAX REVENUE,
                 NATL-RE LOC)ss+/-++                                                 0.30         08/01/2031             6,360,000
     4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630
                 (PROPERTY TAX REVENUE,
                 NATL-RE LOC)ss+/-++                                                 0.30         02/01/2024             4,520,000
   12,545,000    DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631
                 (PROPERTY TAX REVENUE,
                 NATL-RE LOC)ss+/-++                                                 0.30         09/01/2027            12,545,000
    12,350,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2033            12,350,000
     7,816,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649
                 (PROPERTY TAX REVENUE,
                 NATL-RE LOC)ss+/-++                                                 0.30         06/01/2031             7,816,000
     8,683,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         06/01/2028             8,683,000
     2,500,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-247
                 (TAX REVENUE, FGIC INSURED)ss+/-++                                  0.29         12/01/2030             2,500,000
     2,640,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-382
                 (OTHER REVENUE, NATL-RE LOC)ss+/-                                   0.29         08/01/2030             2,640,000
     1,100,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-382
                 (OTHER REVENUE, NATL-RE LOC)ss+/-                                   1.00         08/01/2030             1,100,000
     3,500,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-383
                 (OTHER REVENUE, FGIC INSURED)ss+/-                                  0.29         08/01/2029             3,500,000
     2,325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-383
                 (OTHER REVENUE, FGIC INSURED)ss+/-                                  0.29         08/01/2035             2,325,000
    29,015,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-383
                 (OTHER REVENUE, FGIC INSURED)ss+/-                                  0.29         09/01/2037            29,015,000
     5,750,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-383
                 (OTHER REVENUE, FGIC INSURED)ss+/-                                  1.00         08/01/2035             5,750,000
       915,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-383
                 (OTHER REVENUE, FGIC INSURED)ss+/-                                  1.00         09/01/2037               915,000
     2,990,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-444
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         08/01/2032             2,990,000
     2,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         11/01/2038             2,375,000
     1,690,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         06/01/2035             1,690,000
     1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         09/01/2029             1,025,000
     6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         06/01/2028             6,460,000
     8,800,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-637
                 (OTHER REVENUE,
                 DEUTSCHE BANK LOC)ss+/-++                                           0.30         08/01/2047             8,800,000
     3,510,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-648
                 (OTHER REVENUE, NATL-RE LOC)ss+/-++                                 0.30         09/01/2029             3,510,000
     7,176,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-675
                 (OTHER REVENUE,
                 DEUTSCHE BANK LOC)ss+/-                                             0.30         08/01/2040             7,176,000
       211,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-675
                 (OTHER REVENUE,
                 DEUTSCHE BANK LOC)ss+/-                                             0.30         08/01/2048               211,000
     2,100,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.32         06/01/2038             2,100,000
       470,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.32         06/01/2038               470,000
     6,780,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.34         06/01/2038             6,780,000
     6,540,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.34         06/01/2027             6,540,000
     9,755,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA
                 WATER & SEWER COP SERIES D
                 (WATER REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                       0.23         07/01/2023             9,755,000
    25,865,000   ECLIPSE FUNDING TRUST 2006-0002-SOLAR
                 ECLIPSE-LOS ANGELES (PROPERTY TAX REVENUE,
                 US BANK NA LOC)ss+/-++                                              0.29         07/01/2030            25,865,000
    10,230,000   ECLIPSE FUNDING TRUST 2007-0079 SOLAR ECLIPSE
                 (OTHER REVENUE, US BANK NA LOC)ss+/-++                              0.29         08/01/2032            10,230,000
     2,185,000   ECLIPSE FUNDING TRUST CALIFORNIA EDUCATIONAL
                 FACILITIES 2006-0065 SOLAR ECLIPSE
                 PEPPERDINE (COLLEGE & UNIVERSITY REVENUE, US
                 BANK LOC)ss+/-++                                                    0.29         12/01/2013             2,185,000
     2,000,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO
                 WATER AGENCY SERIES A (LEASE REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.29         03/01/2036             2,000,000
     3,390,000   ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP
                 SERIES B (WATER & SEWER REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                     2.90         07/01/2035             3,390,000
    10,000,000   FINANCING AUTHORITY MUNICIPAL TRUST RECEIPTS
                 SGC-49 CLASS - A (SEWER REVENUE,
                 SOCIETE GENERALE LOC)ss+/-++                                        0.30         12/01/2035            10,000,000
    10,490,261   FHMLC MFHR SERIES MOOT, CLASS A (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                        0.34         11/15/2034            10,490,261
     2,854,169   FHMLC MFHR SERIES MOOT, CLASS A (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                        0.34         8/15/2045              2,854,169
     9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                         0.30         08/15/2026             9,800,000
     5,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO SETTLEMENT
                 FLOATER SERIES 3123 (OTHER REVENUE, MORGAN
                 STANLEY BANK LOC)ss+/-                                              0.37         12/29/2035             5,000,000

                  Wells Fargo Advantage Money Market Funds 33


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   10,690,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO SETTLEMENT
                 FLOATER SERIES 3123 (OTHER REVENUE, MORGAN STANLEY
                 BANK LOC)ss+/-                                                      0.37%        06/01/2045    $       10,690,000
     4,030,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO SETTLEMENT
                 ROCS RR II R-11432 (OTHER REVENUE, CITIBANK NA
                 LOC)ss+/-++                                                         0.35         06/01/2035             4,030,000
     6,255,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO SETTLEMENT
                 ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA
                 LOC)ss+/-++                                                         0.35         06/01/2035             6,255,000
     5,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                 CALIFORNIA TOBACCO SETTLEMENT
                 ROCS RR II R-287X (OTHER REVENUE, CIFG INSURED)ss+/-++              0.28         06/01/2011             5,000,000
     4,800,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966
                 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         06/01/2014             4,800,000
     7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS
                 SERIES A (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.26         06/15/2025             7,400,000
     4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A (MFHR, FGIC
                 INSURED)ss+/-                                                       0.27         07/15/2014             4,000,000
     1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR,
                 FHLMC INSURED)ss+/-                                                 0.25         01/01/2025             1,000,000
     3,970,000   HEMET CA USD FACILITIES PROJECT (OTHER REVENUE,
                 STATE STREET BANK & TRUST LOC)ss+/-                                 0.27         10/01/2036             3,970,000
     5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
                 PROGRAM (LEASE REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.50         02/01/2028             5,190,000
     7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
                 PROGRAM (LEASE REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                       0.50         02/01/2038             7,505,000
     4,955,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING
                 PROGRAM (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.50         02/01/2018             4,955,000
     3,500,000   HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS
                 (MFHR, FHLB INSURED)ss+/-                                           0.31         03/01/2028             3,500,000
    19,368,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
                 DISTRICT #04-21-B (OTHER
                 REVENUE, KBC BANK NV LOC)ss+/-                                      0.23         09/02/2030            19,368,000
     7,737,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
                 DISTRICT #85-7 SERIES A
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.22         09/02/2032             7,737,000
     2,301,000   IRVINE CA IMPROVEMENT BOARD ACT DISTRICT NO. #87-8
                 (SPECIAL ASSESSMENT
                 REVENUE, KBC BANK NV LOC)ss+/-                                      0.23         09/02/2024             2,301,000
     9,370,000    IRVINE CA IMPROVEMENT BOND ACT 1915 SERIES 07-22-A
                 (OTHER REVENUE,
                 KBC BANK NV LOC)ss+/-                                               0.23         09/02/2032             9,370,000
     4,000,000   IRVINE RANCH CA WATER DISTRICT (WATER REVENUE,
                 STATE STREET BANK & TRUST LOC)ss+/-                                 0.23         01/01/2021             4,000,000
    15,450,000   IRVINE RANCH CA WATER DISTRICT SERIES B (WATER &
                 SEWER REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.24         10/01/2041            15,450,000
    29,545,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3164
                 (PROPERTY TAX REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.30         08/01/2015            29,545,000
     2,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3499Z
                 (MISCELLANEOUS REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-++                                     0.30         08/01/2030             2,000,000
     7,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3761Z
                 (WATER REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.30         12/01/2011             7,000,000
    10,585,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3761Z
                 (WATER REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.30         11/01/2015            10,585,000
     4,700,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3763Z
                 (MISCELLANEOUS REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.30         11/15/2015             4,700,000
     6,700,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE
                 APARTMENTS SERIES A
                 (MFHR, FNMA INSURED)ss+/-                                           0.26         02/15/2031             6,700,000
     5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET
                 APARTMENTS PROJECT
                 SERIES C (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.27         12/01/2026             5,500,000
     4,000,000   LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY
                 MEDICAL CENTER B (HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28         12/01/2038             4,000,000
     5,355,000   LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.45         08/01/2035             5,355,000
     4,780,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES
                 2864 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         08/01/2014             4,780,000
     7,265,000   LOS ANGELES CA COMMUNITY RDA SECOND & CENTRAL
                 APARTMENTS PROJECT
                 (HOUSING REVENUE, HSBC USA NA LOC)ss+/-                             0.27         12/01/2038             7,265,000
     6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING
                 PROJECT SERIES A
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         12/15/2034             6,290,000

                  34 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    4,170,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A
                 (LEASE REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                     3.40%        12/01/2035    $        4,170,000
     7,500,000   LOS ANGELES CA COP SAMUEL A FRYER YAVNEY
                 SERIES A (COLLEGE & UNIVERSITY REVENUE,
                 STATE STREET BANK & TRUST LOC)ss+/-                                 0.27         08/01/2038             7,500,000
     7,980,000   LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER
                 & SEWER REVENUE,
                 NATL-RE LOC)ss+/-++                                                 0.31         01/01/2013             7,980,000
    11,600,000   LOS ANGELES CA DW&P SUBSERIES A4 (POWER
                 REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                              0.23         07/01/2035            11,600,000
     3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE
                 APARTMENTS (MFHR, EAST WEST BANK LOC)ss+/-                          0.30         07/01/2027             3,540,000
    18,900,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER
                 REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                              0.23         07/01/2035            18,900,000
    29,400,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A5
                 (ELECTRIC REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                    0.25         07/01/2035            29,400,000
     5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES-A6
                 (UTILITIES REVENUE, LLOYD TSB BANK PLC LOC)ss+/-                    0.25         07/01/2035             5,000,000
     4,595,000   LOS ANGELES CA ROCS RR II R11281 (OTHER
                 REVENUE, AMBAC INSURED)ss+/-++                                      0.31         07/01/2015             4,595,000
     2,800,000   LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254
                 (OTHER REVENUE, NATL-RE LOC)ss+/-++                                 0.30         06/01/2013             2,800,000
     8,330,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G
                 (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28         06/01/2032             8,330,000
     7,340,000   LOS ANGELES CA WATER & POWER SERIES 2971
                 (ELECTRIC REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         01/01/2014             7,340,000
     4,300,000   LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES
                 A (HOUSING REVENUE,
                 FHLB INSURED)ss+/-                                                  0.30         08/15/2030             4,300,000
     2,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR
                 BONDS (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30         09/01/2030             2,500,000
    11,400,000   LOS ANGELES COUNTY CA METROPOLITAN
                 TRANSPORTATION AUTHORITY SERIES C3
                 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)ss+/-                  0.24         07/01/2025            11,400,000
     4,350,000   LOS ANGELES COUNTY CA METROPOLITAN
                 TRANSPORTATION AUTHORITY SERIES C4
                 (SALES TAX REVENUE, US BANK NA LOC)ss+/-                            0.24         07/01/2025             4,350,000
    11,000,000   LOS ANGELES CA USD COP ADMINISTRATION BUILDING
                 PROJECT SERIES A (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.30         10/01/2024            11,000,000
     5,065,000   LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES
                 2972 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         02/01/2013             5,065,000
     9,255,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX
                 ALLOCATION REVENUE,
                 STATE STREET BANK & TRUST COMPANY LOC)ss+/-                         0.24         10/01/2042             9,255,000
    19,420,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY
                 DEVELOPMENT (TAX ALLOCATION REVENUE,
                 AMBAC INSURED)ss+/-                                                 0.24         01/01/2031            19,420,000
     6,420,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT
                 RECEIPTS CLASS A (OTHER REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.39         05/01/2027             6,420,000
    10,515,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS (WATER REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.29         02/01/2015            10,515,000
    25,600,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS CLASS A (WATER REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.29         07/01/2037            25,600,000
    22,700,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS REVENUE SERIES C2
                 (WATER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.23         07/01/2036            22,700,000
    10,900,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS SERIES B-3
                 (WATER REVENUE, BNP PARIBAS LOC)ss+/-                               0.23         07/01/2035            10,900,000
    11,775,000   METROPOLITAN WATER DISTRICT SOUTHERN
                 CALIFORNIA WATERWORKS SERIES C
                 (WATER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.30         07/01/2027            11,775,000
       700,000   MODESTO COUNTY CA MULTIFAMILY HOUSING
                 SHADOWBROOK APARTMENTS SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.27         05/15/2031               700,000
     1,450,000   MONTEREY PENINSULA CA WATER MANAGEMENT
                 DISTRICT (LEASE REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.30         07/01/2022             1,450,000
    63,895,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA
                 REDEVELOPMENT PROJECT A
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                       0.25         09/01/2033            63,895,000
     3,680,000   NORTHERN CALIFORNIA POWER AGENCY HYDROELECTRIC
                 PROJECT SERIES A (ELECTRIC POWER &
                 LIGHT REVENUES, DEXIA CREDIT SA LOC)ss+/-                           0.29         07/01/2032             3,680,000
    21,600,000   NORTHERN CALIFORNIA TRANSMISSION AGENCY OREGON
                 TRANSMISSION PROJECT SERIES A
                 (UTILITIES REVENUE, AGM INSURED)ss+/-                               0.32         05/01/2024            21,600,000

                  Wells Fargo Advantage Money Market Funds 35


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$      100,000   OAKLAND CA REDEVELOPMENT AGENCY MULTIFAMILY
                 HOUSING P-FLOATS - MT-176
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.39%        06/25/2011    $          100,000
     6,100,000   OAKLAND CA REDEVELOPMENT AGENCY MULTIFAMILY
                 HOUSING P-FLOATS - MT-176
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.39         10/01/2050             6,100,000
     6,500,000   ONTARIO COUNTY CA MFRB (HCFR, FHLMC INSURED)ss+/-                   0.25         12/01/2035             6,500,000
     6,070,000   ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)ss+/-               0.31         12/15/2028             6,070,000
     4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
                 PARK RIDGE VILLAS PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         11/15/2028             4,000,000
    14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
                 PROJECT PARK PLACE APARTMENTS
                 ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-                        0.28         04/01/2024            14,900,000
     8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
                 SERIES D HARBOR POINTE PROJECT
                 (HOUSING REVENUE, FHLMC LOC)ss+/-                                   0.26         12/01/2022             8,619,000
       840,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT VILLAS
                 ALIENTO-E PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         08/15/2028               840,000
       680,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT VILLAS LA
                 PAZ-F PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         08/15/2028               680,000
     2,844,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915
                 ASSESSMENT DISTRICT 01-1 SERIES A
                 (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss+/-                         0.23         09/02/2033             2,844,000
     1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES
                 25297 (SEWER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         02/01/2015             1,075,000
       500,000   PETALUMA CA COMMUNITY DEVELOPMENT MULTIFAMILY
                 HOUSING OAKMONT AT PETALUMA
                 SERIES A (HOUSING REVENUE, US BANK NA LOC)ss+/-                     0.32         04/01/2026               500,000
     7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY
                 SERIES B (OTHER REVENUE,
                 UBS AG LOC)ss+/-                                                    0.26         08/15/2031             7,000,000
       160,000   RIVERSIDE COUNTY CA COP (LEASE REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.30         03/01/2037               160,000
     3,245,000   RIVERSIDE COUNTY CA ELECTRIC PUTTERS SERIES 3042Z
                 (ELECTRIC REVENUE, FIRST SECURITY
                 BANK LOC)ss+/-++                                                    0.28         04/01/2016             3,245,000
     8,500,000   RIVERSIDE COUNTY CA (LEASE ABATEMENT REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.30         11/01/2039             8,500,000
     1,500,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN
                 VIEW APARTMENTS SERIES A
                 (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-                               0.27         08/01/2025             1,500,000
     1,900,000   RIVERSIDE COUNTY CA IDA CRYOGENIC PROJECT ISSUE B
                 (IDR, BANK OF AMERICA NA LOC)ss+/-                                  0.29         07/05/2014             1,900,000
    22,450,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK
                 OF NEW YORK LOC)ss+/-                                               0.27         02/01/2035            22,450,000
    33,874,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER
                 REVENUE, DEXIA CREDIT SA LOC)ss+/-                                  0.27         02/01/2035            33,874,000
     7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH
                 APARTMENTS SERIES F
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         09/15/2036             7,000,000
     5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                         0.25         07/15/2029             5,000,000
     7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY ARLINGTON
                 CREEK APARTMENT SERIES I
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.29         05/15/2034             7,000,000
     9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY LOGAN PARK
                 APARTMENTS ISSUE E
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.30         05/01/2042             9,140,000
     6,535,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR
                 CASCADES SERIES D
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         09/15/2035             6,535,000
     6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR
                 NORMANDY PARK APARTMENTS
                 SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.30         02/15/2033             6,000,000
     2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT
                 WINTER SERIES C2
                 (MFHR, FHLMC INSURED)ss+/-                                          0.26         08/01/2034             2,900,000
     4,700,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD
                 APARTMENTS PROJECT ISSUE A
                 (MFHR, FHLMC INSURED)ss+/-                                          0.28         12/01/2022             4,700,000
    10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS
                 SERIES B (MFHR, FNMA INSURED)ss+/-                                  0.26         08/15/2027            10,000,000
    10,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                 FINANCING AUTHORITY MUNICIPAL TRUST
                 RECEIPTS SGC-48 CLASS-A (SEWER REVENUE, SOCIETE
                 GENERALE LOC)ss+/-++                                                0.30         12/01/2035            10,000,000
     5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                 FINANCING AUTHORITY SUBORDINATE LIEN
                 SACRAMENTO DISTRICT E (SEWER REVENUE, US BANK NA
                 LOC)ss+/-                                                           0.25         12/01/2040             5,000,000
    16,420,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                 FINANCING AUTHORITY SUBORDINATE LIEN
                 SACRAMENTO REGULATION SERIES C (SEWER REVENUE,
                 CREDIT AGRICOLE INDOSUEZ LOC)ss+/-                                  0.30         12/01/2030            16,420,000

                  36 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    7,000,000   SAN BERNARDINO COUNTY CA REDEVELOPMENT AGENCY SILVER
                 WOODS APARTMENTS PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-++                              0.30%        05/01/2026    $        7,000,000
     6,809,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.30         03/01/2024             6,809,000
     5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT
                 (OTHER REVENUE, UBS AG LOC)ss+/-                                    0.26         08/01/2037             5,500,000
     6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY
                 APARTMENTS PROJECT SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         05/15/2029             6,115,000
     5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE
                 PROJECT SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.26         05/15/2029             5,600,000
     4,865,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE RMKT-7-2-09
                 (SEWER REVENUE,
                 SOCIETE GENERALE LOC)ss+/-                                          0.31         11/01/2030             4,865,000
     4,695,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES A
                 (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.26         04/01/2038             4,695,000
     4,005,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES B
                 (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.27         04/01/2038             4,005,000
    28,925,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES D
                 (SALES TAX REVENUE)ss+/-                                            0.30         04/01/2038            28,925,000
     1,545,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873
                 (WATER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         05/01/2013             1,545,000
    14,450,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION
                 SERIES 37-C (AIRPORT &
                 MARINA REVENUE, FSA INSURED)ss+/-                                   0.32         05/01/2029            14,450,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION
                 SECOND SERIES 37-D
                 (OTHER REVENUE, AGM INSURED)ss+/-                                   0.32         05/01/2030             5,000,000
     4,655,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION
                 SERIES B (AIRPORT REVENUE)ss+/-                                     0.75         05/01/2029             4,655,000
     5,295,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION
                 MOSCONE CENTER
                 (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY
                 LOC)ss+/-                                                           0.26         04/01/2030             5,295,000
     2,645,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE
                 APARTMENTS SERIES B
                 (MFHR, CITIBANK NA LOC)ss+/-                                        0.31         03/01/2036             2,645,000
    40,000,000   SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER
                 SERIES B1 (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30         12/01/2017            40,000,000
     6,305,000   SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME
                 APARTMENTS SERIES G (HOUSING
                 REVENUE, CITIBANK NA LOC)ss+/-                                      0.29         12/01/2033             6,305,000
     8,725,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA
                 PLACE SERIES D (MFHR,
                 CITIBANK NA LOC)ss+/-                                               0.33         11/01/2033             8,725,000
     9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                 COMMUNITY FACILITIES
                 DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
                 BANK NV LOC)ss+/-                                                   0.31         08/01/2036             9,250,000
     2,860,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                 MFHR LELAND POLK SENIOR
                 COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-                     0.31         12/01/2019             2,860,000
    25,345,000   SAN FRANCISCO CITY & COUNTY INTERNATIONAL AIRPORT
                 SERIES 36-C (LEASE REVENUE
                 DEXIA CREDIT SA LOC)ss+/-                                           0.34         05/01/2026            25,345,000
     8,800,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING
                 REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.28         02/01/2037             8,800,000
     9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR,
                 FNMA INSURED)ss+/-                                                  0.31         02/01/2038             9,360,000
     5,510,000   SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA
                 REDEVELOPMENT PROJECT SERIES A
                 (PROPERTY TAX REVENUE, JPMORGAN CHASE LOC)ss+/-                     0.24         07/01/2026             5,510,000
     4,230,000   SAN JOSE CA TURNLEAF APARTMENTS SERIES A (HOUSING
                 REVENUE, FHLMC INSURED)ss+/-                                        0.32         06/01/2036             4,230,000
     1,120,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                 INSURED)ss+/-                                                       0.30         09/15/2032             1,120,000
     5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.28         07/15/2018             5,025,000
     5,360,000   SAN MARCOS CA SCHOOLS FINANCING AUTHORITY SERIES
                 3194 (OTHER REVENUE,
                 AGM INSURED)ss+/-++                                                 0.31         08/15/2040             5,360,000
     5,460,000   SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL
                 TOWN & COUNTRY PROJECT BNP
                 PARIBAS (HCFR, DEXIA CREDIT SA LOC)ss+/-                            0.26         10/01/2020             5,460,000
    37,370,000   SANTA CLARA COUNTY CA SUBSERIES B (ELECTRIC PLANT
                 REVENUE, DEXIA CREDIT SA LOC)ss+/-                                  0.30         07/01/2027            37,370,000
    20,735,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE
                 FACILITIES PROJECTS SERIES M
                 (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.30         05/15/2035            20,735,000
     5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER
                 APARTMENTS PROJECT SERIES A
                 (MFHR, FNMA INSURED)ss+/-                                           0.25         12/15/2025             5,900,000

                  Wells Fargo Advantage Money Market Funds 37


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
  $ 15,975,000   SANTA CLARA COUNTY CA TRANSPORTATION AUTHORITY
                 MEASURE A PROJECT SERIES C
                 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)ss+/-                  0.26%        08/01/2036    $       15,975,000
     3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING
                 REVENUE, FHLB INSURED)ss+/-                                         0.30         05/01/2040             3,120,000
    17,695,000   SIMI VALLEY CA SERIES A (MFHR, FHLMC INSURED)ss+/-                  0.25         07/01/2023            17,695,000
     5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT
                 (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.29         09/01/2019             5,700,000
    85,285,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
                 TRANSMISSION PROJECT (UTILITIES REVENUE, LLOYDS
                 TSB BANK PLC LOC)ss+/-                                              0.28         07/01/2019            85,285,000
    28,600,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY MAGNOLIA
                 POWER PROJECT SERIES 2009-1-A
                 (ELECTRIC POWER & LIGHT REVENUES, KBC BANK NV LOC)ss+/-             0.26         07/01/2036            28,600,000
     5,900,000   STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA LOC)ss+/-              0.24         12/01/2032             5,900,000
     8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II
                 R-11484 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.32         02/01/2013             8,220,000
    15,060,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-++                            0.30         05/15/2032            15,060,000
    12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS
                 (HOUSING REVENUE,
                 EAST WEST BANK LOC)ss+/-                                            0.25         08/01/2037            12,000,000
     7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A
                 (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.27         05/15/2029             7,750,000
     7,400,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.29         07/15/2018             7,400,000
       885,000   VALLEJO COUNTY CA HOUSING AUTHORITY MULTIFAMILY
                 MORTGAGE REFUNDING
                 (MFHR, FNMA INSURED)ss+/-                                           0.31         05/15/2022               885,000
     3,620,000   WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.26         04/01/2027             3,620,000
     6,000,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN
                 INTERCOMMUNITY PROJECT SERIES C
                 (HOSPITAL REVENUE, US BANK NA
                 LOC)ss+/-                                                           0.26         06/01/2036             6,000,000
    19,000,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY
                 REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.28         12/01/2038            19,000,000
                                                                                                                     2,868,429,930
                                                                                                                     -------------
PUERTO RICO: 2.83%
     5,331,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A
                 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-                                                 0.30         08/01/2049             5,331,000
     2,002,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A
                 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-                                                 0.30         08/01/2050             2,002,000
    11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA
                 BANK LOC)ss+/-(q)                                                   0.24         07/01/2034            11,000,000
    11,600,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                          0.24         07/01/2034            11,600,000
    28,350,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                 AUTHORITY SERIES 2148
                 (TOLL ROAD REVENUE, CIFG
                 INSURED)ss+/-++                                                     0.35         07/01/2041            28,350,000
    10,780,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL TRUST
                 RECEIPTS-SGC-57 CLASS A
                 (ELECTRIC POWER & LIGHTING REVENUE, FSA INSURED)ss+/-++             0.30         07/01/2029            10,780,000
     2,295,000   PUERTO RICO ELECTRIC REVENUE PFOTER SERIES 4147
                 (ELECTRIC REVENUE, FGIC INSURED)ss+/-++                             0.54         07/01/2033             2,295,000
    12,750,000   PUERTO RICO SALES TAX FINANCING CORPORATION ROCS RR
                 II R11763 (SALES TAX REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.31         12/01/2047            12,750,000
     1,900,000   PUERTO RICO SALES TAX FINANCING CORPORATION SERIES
                 11829 (SALES TAX REVENUE,
                 AGM INSURED)ss+/-++                                                 0.32         02/01/2034             1,900,000
                                                                                                                        86,008,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,954,437,930)                                                                  2,954,437,930
                                                                                                                ==================
TOTAL INVESTMENTS IN SECURITIES
(COST $3,040,402,930)*                                                             100.17%                            3,040,402,930
OTHER ASSETS AND LIABILITIES, NET                                                   (0.17)                               (5,181,159)
                                                                                   ------                       -------------------
TOTAL NET ASSETS                                                                   100.00%                      $     3,035,221,771
                                                                                   ------                       -------------------

                  38 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 39


Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 0.32%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.32%
$    4,000,000   FHLMC+/-                                                            0.52%        09/03/2010    $        4,000,005
    53,000,000   FHLMC+/-ss                                                          0.23         02/02/2012            52,939,340
TOTAL AGENCY SECURITIES (COST $56,939,345)                                                                              56,939,345
                                                                                                                ------------------
BANKERS ACCEPTANCE NOTES: 0.22%
DOMESTIC BANKS: 0.22%
    12,600,000   BANK OF AMERICA NA##                                                0.49         09/07/2010            12,598,804
    10,800,000   BANK OF AMERICA NA##                                                0.55         09/16/2010            10,797,345
     5,400,000   BANK OF AMERICA NA##                                                0.58         09/20/2010             5,398,262
    11,200,000   BANK OF AMERICA NA##                                                0.53         09/30/2010            11,195,038
TOTAL BANKERS ACCEPTANCE NOTES (COST $39,989,449)                                                                       39,989,449
                                                                                                                ------------------
CERTIFICATES OF DEPOSIT: 8.65%
    48,000,000   ABBEY NATIONAL TREASURY SERVICES                                    0.33         12/10/2010            48,000,000
    91,000,000   ALLIED IRISH BANKS+/-                                               0.51         06/24/2011            91,000,000
    41,000,000   ALLIED IRISH BANKS+/-                                               0.53         07/12/2011            41,000,000
    65,000,000   ASB FINANCE LIMITED (LONDON)+/-##++                                 0.00         09/02/2011            65,000,000
    49,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)##++                        0.17         09/03/2010            48,999,292
    93,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.38         06/16/2011            93,000,000
    38,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.31         06/28/2011            38,000,000
    45,000,000   BARCLAYS BANK PLC+/-                                                0.80         04/29/2011            45,000,000
    95,000,000   BARCLAYS BANK PLC+/-                                                0.84         08/12/2011            95,000,000
    85,300,000   CREDIT AGRICOLE                                                     0.65         09/09/2010            85,300,000
   156,000,000   DEXIA CREDIT LOCAL SA                                               0.42         09/07/2010           156,000,000
    34,810,000   DEXIA CREDIT LOCAL SA+/-ss                                          0.44         08/01/2027            34,810,000
    32,000,000   DG BANK (NEW YORK)                                                  0.57         09/20/2010            32,000,000
   102,500,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.52         11/12/2010           102,500,000
    30,000,000   NATIXIS CORPORATION+/-                                              0.74         02/04/2011            30,000,000
    29,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.27         10/19/2010            29,000,000
    21,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-ss                               0.30         01/06/2011            21,000,000
    24,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.29         01/07/2011            24,000,000
    98,000,000   ROYAL BANK OF SCOTLAND PLC+/-                                       0.96         04/26/2011            98,000,000
    28,000,000   SKANDINAVISKA ENSKILDA BANKEN AB                                    0.33         09/01/2010            28,000,000
    47,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      1.33         05/05/2011            47,000,000
   102,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.65         08/12/2011           102,000,000
    88,000,000   TD BANK FINANCIAL GROUP+/-                                          0.30         02/04/2011            88,001,194
     5,000,000   UNICREDIT SPA (NEW YORK)                                            0.48         09/10/2010             5,000,037
   110,000,000   UNICREDIT SPA (NEW YORK)                                            0.44         09/14/2010           110,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,557,610,523)                                                                  1,557,610,523
                                                                                                                ------------------
COMMERCIAL PAPER: 49.66%
    47,000,000   ABBEY NATIONAL NORTH AMERICA LLC##                                  0.17         09/02/2010            46,999,569
    43,000,000   ABBEY NATIONAL NORTH AMERICA LLC##                                  0.25         09/16/2010            42,995,163
    26,000,000   ABBEY NATIONAL NORTH AMERICA LLC##                                  0.55         11/08/2010            25,972,498
   100,000,000   ABBEY NATIONAL NORTH AMERICA LLC##                                  0.54         11/15/2010            99,885,402
    76,000,000   ABN AMRO FUNDING USA LLC##++                                        0.27         09/10/2010            75,994,300
    12,000,000   ABN AMRO FUNDING USA LLC##++                                        0.27         09/13/2010            11,998,840
    11,250,000   AMSTERDAM FUNDING CORPORATION## (p)++                               0.41         10/29/2010            11,242,388
    25,800,000   AMSTERDAM FUNDING CORPORATION## (p)++                               0.39         11/05/2010            25,781,367
    10,700,000   AMSTERDAM FUNDING CORPORATION## (p)++                               0.43         11/09/2010            10,690,976

                   40 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   12,800,000   AMSTERDAM FUNDING CORPORATION## (p)++                               0.39%        11/10/2010    $       12,790,044
     7,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.00         09/01/2010             7,000,000
    41,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.32         09/02/2010            40,999,260
    44,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.43         09/03/2010            43,998,411
     7,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.56         09/07/2010             6,999,242
    47,370,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.20         09/03/2010            47,369,210
    17,000,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.41         09/08/2010            16,998,446
    18,200,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.42         09/10/2010            18,197,892
    19,000,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.31         09/15/2010            18,997,562
    11,000,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.31         09/17/2010            10,998,387
    10,000,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.31         09/20/2010             9,998,258
     5,200,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.55         10/06/2010             5,197,118
     4,100,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.54         10/12/2010             4,097,432
    15,000,000   ANTALIS US FUNDING CORPORATION## (p)++                              0.53         10/14/2010            14,990,325
    40,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.42         10/20/2010            40,000,000
    60,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.38         01/11/2011            60,000,000
     7,000,000   ARABELLA FINANCE LLC##(p)++                                         0.49         09/10/2010             6,999,038
    18,000,000   ARABELLA FINANCE LLC##(p)++                                         0.51         09/13/2010            17,996,700
     5,000,000   ARABELLA FINANCE LLC##(p)++                                         0.51         09/14/2010             4,999,007
     4,000,000   ARABELLA FINANCE LLC##(p)++                                         0.51         09/15/2010             3,999,144
    11,000,000   ARABELLA FINANCE LLC##(p)++                                         0.54         09/27/2010            10,995,551
    41,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                            0.00         09/01/2010            41,000,000
    47,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                            0.36         09/23/2010            46,989,287
    20,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                            0.54         10/12/2010            19,987,472
    47,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                            0.54         10/13/2010            46,969,841
    11,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                            0.46         10/26/2010            10,992,101
    44,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                            0.46         10/27/2010            43,967,831
    22,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                            0.39         11/10/2010            21,982,889
    21,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.42         12/08/2010            21,000,586
    41,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.41         12/13/2010            41,001,175
    30,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.39         01/10/2011            30,000,000
    30,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.60         01/12/2011            29,999,452
    36,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.34         01/27/2011            35,975,368
    30,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.39         02/01/2011            29,978,400
    21,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.66         04/18/2011            21,001,308
    44,400,000   ASPEN FUNDING CORPORATION##(p)++                                    0.29         09/15/2010            44,394,647
    48,200,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                    0.49         10/04/2010            48,177,908
    21,700,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                    0.44         10/18/2010            21,687,251
     5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                    0.43         10/26/2010             4,996,639
    13,600,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                    0.39         11/01/2010            13,590,782
    30,200,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                             0.23         09/08/2010            30,198,441
    75,100,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                             0.23         09/10/2010            75,095,119
    57,000,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                             0.24         09/14/2010            56,994,648
     3,000,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                             0.28         11/03/2010             2,998,530
    30,000,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                             0.28         11/10/2010            29,983,667
    15,000,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                             0.28         11/29/2010            14,989,617
    18,000,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                 0.28         09/13/2010            17,998,200
     5,800,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                 0.40         09/14/2010             5,799,099
     9,000,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                 0.40         09/15/2010             8,998,495
     4,000,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                 0.29         09/20/2010             3,999,346
    11,800,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                 0.49         10/18/2010            11,792,241
    12,000,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                 0.33         10/26/2010            11,993,767
    19,000,000   BANQUE ET CAISSE D'EPARGNE DE E'TAT##                               0.25         09/30/2010            18,996,021
    17,000,000   BARTON CAPITAL CORPORATION##(p)++                                   0.27         10/06/2010            16,995,372
    36,000,000   BEETHOVEN FUNDING CORPORATION##(p)++                                0.21         09/02/2010            35,999,580
    42,000,000   BGL BNP PARIBAS SA##                                                0.30         09/08/2010            41,997,223

                  Wells Fargo Advantage Money Market Funds 41


Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   29,000,000   BGL BNP PARIBAS SA##                                                0.55%        09/29/2010    $       28,987,143
    59,900,000   BGL BNP PARIBAS SA##                                                0.56         10/05/2010            59,867,188
     6,000,000   BGL BNP PARIBAS SA##                                                0.49         10/28/2010             5,995,250
   123,000,000   BGL BNP PARIBAS SA##                                                0.65         11/09/2010           122,844,405
    82,000,000   BGL BNP PARIBAS SA##                                                0.40         11/10/2010            81,934,628
    41,000,000   BNZ INTERNATIONAL FUNDING LIMITED##++                               0.31         12/07/2010            40,965,754
    94,400,000   BPCE SA##++                                                         0.42         09/13/2010            94,385,840
    18,000,000   BPCE SA##++                                                         0.45         11/08/2010            17,984,360
    95,000,000   BPCE SA##++                                                         0.45         12/01/2010            94,891,938
    51,700,000   CAFCO LLC##(p)++                                                    0.50         10/06/2010            51,674,365
    23,700,000   CAFCO LLC## (p)++                                                   0.35         11/04/2010            23,684,832
    16,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.53         10/07/2010            15,991,360
    12,200,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.52         10/08/2010            12,193,354
    28,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.49         10/18/2010            27,981,722
   108,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.47         10/20/2010           107,929,440
    17,950,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.46         10/22/2010            17,938,048
    99,350,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.28         10/27/2010            99,305,182
     8,700,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.45         10/28/2010             8,693,664
     6,300,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.37         11/03/2010             6,295,811
    21,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                             0.37         11/10/2010            20,984,483
    28,144,000   CHARIOT FUNDING LLC##(p)++                                          0.23         09/15/2010            28,141,264
     3,000,000   CHARIOT FUNDING LLC##(p)++                                          0.27         12/03/2010             2,997,908
    19,600,000   CHARTA LLC##(p)++                                                   0.45         09/16/2010            19,596,080
    20,600,000   CHARTA LLC##(p)++                                                   0.49         10/04/2010            20,590,370
    27,000,000   CHARTA LLC##(p)++                                                   0.50         10/08/2010            26,985,848
    51,700,000   CHARTA LLC##(p)++                                                   0.39         11/02/2010            51,664,384
    11,800,000   CHARTA LLC##(p)++                                                   0.35         11/03/2010            11,792,566
    11,800,000   CHARTA LLC##(p)++                                                   0.35         11/05/2010            11,792,330
    10,200,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                          0.34         09/15/2010            10,198,572
    36,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                          0.51         10/06/2010            35,981,800
   102,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                          0.51         10/07/2010           101,946,960
    16,700,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                          0.51         10/08/2010            16,691,075
    47,000,000   COMMERZBANK US FINANCE##                                            0.00         09/01/2010            47,000,000
    47,000,000   COMMERZBANK US FINANCE##                                            0.24         09/09/2010            46,997,180
    25,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.30         09/02/2010            24,999,590
    12,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.52         09/08/2010            11,998,623
    34,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.55         09/15/2010            33,992,199
    50,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.56         09/21/2010            49,983,611
    17,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.56         09/22/2010            16,994,149
     4,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.55         09/23/2010             3,998,607
    20,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.55         09/24/2010            19,992,717
    38,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                            0.55         09/29/2010            37,983,153
    41,200,000   CRC FUNDING LLC##(p)++                                              0.50         10/04/2010            41,180,739
    27,000,000   CRC FUNDING LLC##(p)++                                              0.50         10/08/2010            26,985,848
    23,700,000   CRC FUNDING LLC##(p)++                                              0.35         11/04/2010            23,684,832
    50,000,000   CREDIT INDUSTRIAL ET COMMERCIAL - NEW YORK                          0.70         10/01/2010            50,000,000
    11,000,000   CREDIT SUISSE (NEW YORK)##                                          0.26         09/16/2010            10,998,717
    18,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.39         09/03/2010            17,999,410
    37,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.51         09/07/2010            36,996,362
    13,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.52         09/08/2010            12,998,509
    47,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.52         09/09/2010            46,993,838
    49,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.53         09/10/2010            48,992,773
    38,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.55         09/15/2010            37,991,281
    13,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.38         09/16/2010            12,997,833
    28,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.56         09/17/2010            27,992,658

                  42 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   24,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.55%        09/23/2010    $       23,991,640
    11,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.55         09/24/2010            10,995,994
    18,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                  0.55         09/29/2010            17,992,020
    34,000,000   DANSKE CORPORATION##++                                              0.44         09/30/2010            33,987,675
    32,000,000   DANSKE CORPORATION##++                                              0.39         10/25/2010            31,980,800
    31,600,000   DANSKE CORPORATION##++                                              0.49         11/15/2010            31,567,083
    50,000,000   DANSKE CORPORATION##++                                              0.42         12/10/2010            49,941,667
    39,000,000   DANSKE CORPORATION##++                                              0.42         12/17/2010            38,951,315
    46,000,000   DEXIA DELAWARE##                                                    0.32         09/03/2010            45,998,761
    39,000,000   DEXIA DELAWARE##                                                    0.43         09/27/2010            38,987,325
    13,000,000   EBBETS FUNDING LLC##(p)++                                           0.30         09/03/2010            12,999,675
    23,000,000   EBBETS FUNDING LLC##(p)++                                           0.51         09/14/2010            22,995,432
    53,000,000   EBBETS FUNDING LLC##(p)++                                           0.52         09/21/2010            52,983,806
    24,000,000   EBBETS FUNDING LLC##(p)++                                           0.53         09/24/2010            23,991,567
     9,600,000   ENI COORDINATION CENTER SA##++                                      0.27         09/21/2010             9,598,507
    17,700,000   ENI COORDINATION CENTER SA##++                                      0.34         09/29/2010            17,695,182
     2,000,000   ENI COORDINATION CENTER SA##++                                      0.33         11/05/2010             1,998,772
     2,000,000   FAIRWAY FINANCE CORPORATION##(p)++                                  0.28         11/15/2010             1,998,833
   120,000,000   FORTIS FUNDING LLC##++                                              0.59         10/04/2010           119,932,900
    15,100,000   GEMINI SECURITIZATION CORPORATION LLC##(p)++                        0.29         09/09/2010            15,098,893
    28,000,000   GEMINI SECURITIZATION CORPORATION LLC##(p)++                        0.24         09/15/2010            27,997,169
     3,000,000   GEMINI SECURITIZATION CORPORATION LLC##(p)++                        0.24         09/16/2010             2,999,675
    11,000,000   GEMINI SECURITIZATION CORPORATION LLC##(p)++                        0.26         09/24/2010            10,998,103
    10,400,000   GOVCO LLC##(p)++                                                    0.44         09/17/2010            10,397,828
    14,000,000   GOVCO LLC##(p)++                                                    0.28         11/30/2010            13,990,200
    19,000,000   GRAMPIAN FUNDING LLC##(p)++                                         0.55         09/14/2010            18,995,952
    60,000,000   GRAMPIAN FUNDING LLC##(p)++                                         0.53         09/09/2010            59,992,000
    15,000,000   GRAMPIAN FUNDING LLC##(p)++                                         0.28         09/22/2010            14,997,463
    48,000,000   GRAMPIAN FUNDING LLC##(p)++                                         0.54         10/08/2010            47,972,866
    30,700,000   GRAMPIAN FUNDING LLC##(p)++                                         0.54         10/12/2010            30,680,770
    49,000,000   GRAMPIAN FUNDING LLC##(p)++                                         0.54         10/13/2010            48,968,558
     7,000,000   GRAMPIAN FUNDING LLC##(p)++                                         0.50         10/19/2010             6,995,240
    11,400,000   GRAMPIAN FUNDING LLC##(p)++                                         0.46         10/22/2010            11,392,410
   100,000,000   GRAMPIAN FUNDING LLC##(p)++                                         0.39         11/08/2010            99,924,444
    24,500,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.43         09/29/2010            24,491,425
    19,000,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.58         09/29/2010            18,991,133
    40,300,000   INTESA FUNDING LLC##                                                0.00         09/01/2010            40,300,000
    36,000,000   IRISH PERMANENT TREASURY##++                                        0.28         09/02/2010            35,999,450
    27,000,000   IRISH PERMANENT TREASURY##++                                        0.47         09/07/2010            26,997,525
     5,000,000   JUPITER SECURITIZATION COMPANIES LLC##(p)++                         0.27         12/03/2010             4,996,513
    79,000,000   LEGACY CAPITAL COMPANY##(p)++                                       0.55         09/15/2010            78,981,874
    16,000,000   LEGACY CAPITAL COMPANY##(p)++                                       0.56         09/17/2010            15,995,804
     7,000,000   LEGACY CAPITAL COMPANY##(p)++                                       0.55         09/24/2010             6,997,451
    34,000,000   LEXINGTON PARKER CAPITAL##(p)++                                     0.29         09/02/2010            33,999,443
    52,000,000   LEXINGTON PARKER CAPITAL##(p)++                                     0.51         09/07/2010            51,994,887
    25,000,000   LEXINGTON PARKER CAPITAL##(p)++                                     0.55         09/14/2010            24,994,674
     8,000,000   LEXINGTON PARKER CAPITAL##(p)++                                     0.48         09/15/2010             7,998,386
    25,000,000   LEXINGTON PARKER CAPITAL##(p)++                                     0.55         09/16/2010            24,993,854
    18,000,000   LEXINGTON PARKER CAPITAL##(p)++                                     0.56         09/21/2010            17,994,100
     4,000,000   LEXINGTON PARKER CAPITAL##(p)++                                     0.55         09/23/2010             3,998,607
    73,400,000   LIBERTY STREET FUNDING COMPANY##(p)++                               0.00         09/01/2010            73,400,000
    25,000,000   LMA AMERICAS LLC##(p)++                                             0.17         09/03/2010            24,999,639
    13,100,000   LMA AMERICAS LLC##(p)++                                             0.37         09/15/2010            13,097,962
    53,100,000   LMA AMERICAS LLC##(p)++                                             0.28         09/16/2010            53,093,363
    28,900,000   LMA AMERICAS LLC##(p)++                                             0.29         09/20/2010            28,895,424
     8,000,000   LMA AMERICAS LLC##(p)++                                             0.38         09/21/2010             7,998,222

                  Wells Fargo Advantage Money Market Funds 43


Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   29,900,000   LMA AMERICAS LLC##(p)++                                             0.27%        09/23/2010    $       29,894,884
    43,000,000   LMA AMERICAS LLC##(p)++                                             0.35         10/25/2010            42,976,705
    31,400,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS##                             0.31         10/14/2010            31,387,998
    28,000,000   LOUIS DREYFUS CORPORATION##                                         0.52         09/08/2010            27,996,788
    78,150,000   MATCHPOINT MASTER TRUST##(p)++                                      0.25         09/27/2010            78,135,325
     8,000,000   MATCHPOINT MASTER TRUST##(p)++                                      0.46         10/21/2010             7,994,833
     4,600,000   MATCHPOINT MASTER TRUST##(p)++                                      0.44         10/22/2010             4,597,068
    51,700,000   MATCHPOINT MASTER TRUST##(p)++                                      0.39         11/03/2010            51,663,810
    57,200,000   MONT BLANC CAPITAL CORPORATION##(p)++                               0.24         09/08/2010            57,196,886
     6,000,000   MONT BLANC CAPITAL CORPORATION##(p)++                               0.24         09/24/2010             5,999,042
    20,600,000   MONT BLANC CAPITAL CORPORATION##(p)++                               0.49         10/12/2010            20,588,269
    24,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/20/2010            23,996,453
    32,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/21/2010            31,995,022
    56,000,000   NATEXIS BANQUES POPULAIRES##                                        0.63         10/01/2010            55,969,667
    51,700,000   NATEXIS BANQUES POPULAIRES##                                        0.68         10/06/2010            51,664,815
    79,500,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         09/20/2010            79,476,923
    59,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         10/07/2010            58,968,730
    20,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         10/08/2010            19,989,106
    17,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.42         12/15/2010            16,979,175
    50,000,000   NEWPORT FUNDING CORPORATION##(p)++                                  0.26         09/22/2010            49,992,125
    17,950,000   NEWPORT FUNDING CORPORATION##(p)++                                  0.43         10/21/2010            17,939,031
    28,900,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                      0.51         10/12/2010            28,882,885
    20,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                      0.51         10/13/2010            19,987,867
     4,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                      0.28         10/19/2010             3,998,493
    10,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                      0.28         10/25/2010             9,995,650
     5,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                      0.27         10/29/2010             4,997,825
    11,000,000   OAKLAND-ALAMEDA COUNTY                                              0.30         09/07/2010            11,000,000
    12,870,000   PORT OF OAKLAND CALIFORNIA##                                        0.31         10/14/2010            12,865,081
    20,000,000   PRUDENTIAL PLC##++                                                  0.00         09/01/2010            20,000,000
    24,000,000   PRUDENTIAL PLC##++                                                  0.28         09/22/2010            23,995,940
    78,000,000   RANGER FUNDING COMPANY LLC##(p)++                                   0.27         10/19/2010            77,970,880
    66,800,000   RBS HOLDINGS USA INCORPORATED##++                                   0.61         10/08/2010            66,756,747
    28,000,000   REGENCY MARKETS #1 LLC##(p)++                                       0.18         09/03/2010            27,999,580
    15,000,000   REGENCY MARKETS #1 LLC##(p)++                                       0.26         09/20/2010            14,997,863
    30,500,000   RHEIN-MAIN SECURITY LIMITED##(p)++                                  0.38         09/17/2010            30,494,578
    45,800,000   RHEIN-MAIN SECURITY LIMITED##(p)++                                  0.61         10/12/2010            45,767,660
    79,100,000   RHEIN-MAIN SECURITY LIMITED##(p)++                                  0.53         10/15/2010            79,047,512
    10,000,000   RHEIN-MAIN SECURITY LIMITED##(p)++                                  0.55         11/15/2010             9,988,333
    26,400,000   RHEINGOLD SECURITIZATION##(p)++                                     0.48         09/20/2010            26,392,923
    12,000,000   RHEINGOLD SECURITIZATION##(p)++                                     0.61         10/12/2010            11,991,527
    60,594,000   RHEINGOLD SECURITIZATION##(p)++                                     0.59         10/15/2010            60,549,565
     9,000,000   RHEINGOLD SECURITIZATION##(p)++                                     0.59         10/26/2010             8,991,750
    23,000,000   ROMULUS FUNDING CORPORATION##(p)++                                  0.42         09/14/2010            22,996,263
    18,500,000   ROMULUS FUNDING CORPORATION##(p)++                                  0.42         09/16/2010            18,496,531
     4,000,000   ROMULUS FUNDING CORPORATION##(p)++                                  0.43         09/22/2010             3,998,950
    14,000,000   ROMULUS FUNDING CORPORATION##(p)++                                  0.43         09/24/2010            13,995,975
     5,000,000   ROMULUS FUNDING CORPORATION##(p)++                                  0.44         10/18/2010             4,997,063
     3,500,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                    0.26         09/08/2010             3,499,796
    21,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                    0.26         09/21/2010            20,996,850
     7,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                    0.26         09/22/2010             6,998,898
    12,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                    0.27         09/24/2010            11,997,853
    11,600,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                    0.49         10/04/2010            11,594,683
    23,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                    0.52         10/05/2010            22,988,270
    18,500,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                    0.52         10/12/2010            18,488,833
    16,500,000   SALISBURY RECEIVABLES COMPANY LLC##(p)++                            0.23         09/13/2010            16,498,625

                  44 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   23,800,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.35%        09/02/2010    $       23,800,000
    32,000,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.40         09/02/2010            32,000,000
    41,800,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.31         09/08/2010            41,800,000
    65,000,000   SCALDIS CAPITAL LLC##(p)++                                          0.40         09/03/2010            64,997,833
    33,000,000   SCALDIS CAPITAL LLC##(p)++                                          0.53         09/09/2010            32,995,600
    46,000,000   SCALDIS CAPITAL LLC##(p)++                                          0.54         09/10/2010            45,993,100
    21,000,000   SCALDIS CAPITAL LLC##(p)++                                          0.57         09/20/2010            20,993,350
    20,000,000   SCALDIS CAPITAL LLC##(p)++                                          0.55         09/28/2010            19,991,450
    38,000,000   SCALDIS CAPITAL LLC##(p)++                                          0.53         10/15/2010            37,974,920
    43,600,000   SCALDIS CAPITAL LLC##(p)++                                          0.50         10/19/2010            43,570,352
    15,400,000   SCALDIS CAPITAL LLC##(p)++                                          0.44         10/27/2010            15,389,220
    33,000,000   SCALDIS CAPITAL LLC##(p)++                                          0.31         11/02/2010            32,981,813
    47,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.29         09/07/2010            46,997,376
    33,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.28         09/10/2010            32,997,401
    47,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.30         09/17/2010            46,993,420
    17,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.30         09/23/2010            16,996,779
    49,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.29         09/28/2010            48,988,791
    34,500,000   SOLITAIRE FUNDING LLC##(p)++                                        0.24         09/08/2010            34,498,122
    18,300,000   SOLITAIRE FUNDING LLC##(p)++                                        0.52         09/10/2010            18,297,347
     8,500,000   SOLITAIRE FUNDING LLC##(p)++                                        0.52         10/18/2010             8,494,118
    30,000,000   SOLITAIRE FUNDING LLC##(p)++                                        0.47         10/21/2010            29,980,000
     4,000,000   SOLITAIRE FUNDING LLC##(p)++                                        0.43         10/25/2010             3,997,360
     7,700,000   SOLITAIRE FUNDING LLC##(p)++                                        0.42         11/01/2010             7,694,390
    14,000,000   STARBIRD FUNDING CORPORATION##(p)++                                 0.46         10/21/2010            13,990,862
     5,000,000   STARBIRD FUNDING CORPORATION##(p)++                                 0.28         11/30/2010             4,996,500
     2,000,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.22         09/08/2010             1,999,903
     4,000,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.22         09/09/2010             3,999,778
     4,300,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.33         10/13/2010             4,298,294
    13,000,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.33         10/14/2010            12,994,721
    20,700,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.33         10/18/2010            20,690,812
    40,300,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.30         10/25/2010            40,281,261
    30,000,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.30         11/01/2010            29,984,242
    29,500,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.31         11/01/2010            29,484,504
    36,000,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.29         11/02/2010            35,982,020
    15,000,000   STRAIGHT-A FUNDING LLC##(p)++                                       0.23         11/16/2010            14,992,717
     8,000,000   SURREY FUNDING CORPORATION##(p)++                                   0.26         09/27/2010             7,998,440
     9,800,000   SURREY FUNDING CORPORATION##(p)++                                   0.29         11/17/2010             9,793,921
    12,900,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.40         09/10/2010            12,898,581
    40,925,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.41         09/13/2010            40,918,998
    24,012,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.56         09/17/2010            24,005,597
     9,000,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.54         10/07/2010             8,994,960
     9,200,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.51         10/20/2010             9,193,488
     4,600,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.51         10/22/2010             4,596,611
     2,100,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.49         10/27/2010             2,098,367
     5,100,000   TASMAN FUNDING INCORPORATED##(p)++                                  0.43         11/02/2010             5,096,135
    25,300,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.37         09/07/2010            25,298,187
    13,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.54         09/13/2010            12,997,487
    45,100,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.31         10/06/2010            45,085,969
    10,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.63         10/07/2010             9,993,500
    38,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.51         10/13/2010            37,976,947
    15,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.31         11/18/2010            14,989,925
    19,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.44         12/07/2010            18,977,474
    20,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                           0.74         01/07/2011            19,946,667
     5,000,000   THUNDER BAY FUNDING LLC##(p)++                                      0.27         12/09/2010             4,996,288
    14,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         11/29/2010            13,989,617
    10,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         11/30/2010             9,992,500

                   Wells Fargo Advantage Money Market Funds 45


Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   11,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30%        12/01/2010    $       10,991,658
   103,000,000   UBS FINANCE DELAWARE LLC##                                          0.58         09/27/2010           102,955,367
    51,700,000   UBS FINANCE DELAWARE LLC##                                          0.66         11/08/2010            51,634,571
    10,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.24         09/02/2010             9,999,864
    69,600,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.40         09/03/2010            69,597,680
     9,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.38         09/08/2010             8,999,248
    72,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.68         10/01/2010            71,958,000
    11,000,000   VERSAILLES COMMERCIAL PAPER LLC##(p)++                              0.53         09/07/2010            10,998,863
    41,000,000   VERSAILLES COMMERCIAL PAPER LLC##(p)++                              0.55         09/09/2010            40,994,351
     1,000,000   VERSAILLES COMMERCIAL PAPER LLC##(p)++                              0.59         09/23/2010               999,621
    20,000,000   VERSAILLES COMMERCIAL PAPER LLC##(p)++                              0.61         10/12/2010            19,985,878
    74,900,000   VICTORY RECEIVABLES CORPORATION##(p)++                              0.19         09/03/2010            74,898,835
    53,900,000   VICTORY RECEIVABLES CORPORATION##(p)++                              0.24         09/13/2010            53,895,264
     1,000,000   VICTORY RECEIVABLES CORPORATION##(p)++                              0.24         09/14/2010               999,906
    12,000,000   VICTORY RECEIVABLES CORPORATION##(p)++                              0.24         09/15/2010            11,998,787
     7,000,000   VICTORY RECEIVABLES CORPORATION##(p)++                              0.24         09/17/2010             6,999,191
    30,500,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.41         11/05/2010            30,500,000
    29,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.31         12/03/2010            28,976,776
    60,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.39         02/03/2011            59,956,837
    53,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.38         08/19/2011            53,000,000
    14,000,000   WINDMILL FUNDING CORPORATION##(p)++                                 0.00         09/01/2010            14,000,000
     8,000,000   WINDMILL FUNDING CORPORATION##(p)++                                 0.35         09/07/2010             7,999,453
     5,700,000   WINDMILL FUNDING CORPORATION##(p)++                                 0.43         09/23/2010             5,698,433
    32,000,000   WINDMILL FUNDING CORPORATION##(p)++                                 0.39         11/04/2010            31,977,244
    44,000,000   WINDMILL FUNDING CORPORATION##(p)++                                 0.35         11/09/2010            43,969,640
TOTAL COMMERCIAL PAPER (COST $8,939,132,033)                                                                         8,939,132,033
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 4.88%
ENERGY: 0.02%
     4,000,000   SEARIVER MARITIME INCORPORATED(i)+/-ss                              0.55         10/01/2011             4,000,000
                                                                                                                ------------------
FINANCIALS: 4.79%
   197,390,000   BANK OF AMERICA CORPORATION+/-ss                                    1.36         12/02/2011           199,562,777
     7,000,000   BANK OF SCOTLAND PLC+/-++                                           0.60         12/08/2010             6,993,414
     5,175,000   BEAR STEARNS COMPANIES INCORPORATED                                 0.19         08/15/2011             5,184,429
    11,000,000   BEAR STEARNS COMPANIES INCORPORATED                                 0.59         08/15/2011            11,016,240
    63,500,000   BERKSHIRE HATHAWAY INCORPORATED+/-                                  0.39         02/10/2011            63,501,751
    71,000,000   CITIBANK NA+/-                                                      0.58         09/30/2010            71,000,000
    24,800,000   CITIBANK NA+/-                                                      0.53         07/12/2011            24,812,045
   147,100,000   CITIGROUP FUNDING INCORPORATED+/-                                   0.35         05/05/2011           147,070,987
     3,000,000   CITIGROUP FUNDING INCORPORATED+/-ss                                 0.35         11/15/2011             2,997,663
    21,000,000   CREDIT AGRICOLE SA (LONDON)                                         0.45         09/07/2010            20,998,145
    86,000,000   CREDIT AGRICOLE SA (LONDON)                                         0.44         11/04/2010            85,931,200
    11,800,000   G8G LLC++ss                                                         0.28         09/01/2027            11,800,000
    51,773,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                           1.47         12/09/2011            52,431,368
     3,400,000   JPMORGAN CHASE & COMPANY+/-                                         0.62         03/15/2011             3,402,603
     3,000,000   JPMORGAN CHASE & COMPANY+/-                                         0.49         05/16/2011             3,001,707
    13,635,000   LTF REAL ESTATE VRDN I LLC++ss                                      0.35         06/01/2033            13,635,000
     8,100,000   MORGAN STANLEY+/-ss                                                 1.39         12/01/2011             8,192,059
    85,500,000   PNC FUNDING CORPORATION+/-                                          0.82         06/22/2011            85,728,790
    30,000,000   STATE STREET BANK & TRUST COMPANY SERIES FRN+/-                     0.74         09/15/2011            30,079,774
     3,000,000   US CENTRAL FEDERAL CREDIT UNION+/-ss                                0.52         10/19/2011             3,001,127
    12,000,000   WESTPAC BANKING CORPORATION+/-++                                    0.66         04/19/2011            12,008,419
                                                                                                                       862,349,498
                                                                                                                ------------------

                  46 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
HEALTH CARE: 0.07%
$    1,000,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED##                     0.30%        09/17/2010    $          999,858
    11,210,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                  0.26         11/15/2029            11,210,000
                                                                                                                        12,209,858
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $878,559,356)                                                                      878,559,356
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 9.40%
ALABAMA: 0.52%
    35,066,000   LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A
                 (UTILITIES REVENUE,
                 SOCIETE GENERALE LOC)+/-ss                                          0.30         11/01/2027            35,066,000
    57,962,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY
                 PROJECT SERIES 2007-A
                 (NATURAL GAS REVENUE)+/-ss                                          0.29         08/01/2027            57,962,000
                                                                                                                        93,028,000
                                                                                                                ------------------
ARIZONA: 0.06%
    11,500,000   PHOENIX AZ IDA REFUNDING MFHR DEL MAR TERRACE
                 APARTMENTS PROJECT SERIES 1999-A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.30         10/01/2029            11,500,000
                                                                                                                ------------------
CALIFORNIA: 2.84%
     4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA OSHMAN FAMILY JEWISH
                 COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
                 NATIONAL BANK NA LOC)+/-ss                                          0.23         06/01/2037             4,000,000
    18,850,000   CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY PROJECT
                 SERIES 2007 (COLLEGE & UNIVERSITY
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                            3.00         04/01/2039            18,850,000
    15,000,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         10/01/2043            15,000,000
   115,000,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE
                 GENERALE LOC)+/-ss                                                  0.26         05/01/2040            15,000,000
    15,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                 CATHOLIC HEALTHCARE SERIES C
                 (HCFR, MBIA INSURED)+/-ss                                           0.29         07/01/2020            15,000,000
    13,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES B
                 (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                 0.28         11/01/2026            13,000,000
     5,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C
                 (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                 0.25         11/01/2026             5,000,000
    22,000,000   CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA
                 NA LOC)+/-ss                                                        0.24         07/01/2035            22,000,000
    13,245,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C-7 (ELECTRIC REVENUE,
                 AGM INSURED)+/-ss                                                   0.30         05/01/2022            13,245,000
    26,395,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
                 (POWER REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.28         05/01/2022            26,395,000
    20,775,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C13 (UTILITIES REVENUE,
                 FIRST SECURITY BANK LOC)+/-ss                                       0.31         05/01/2022            20,775,000
    18,320,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6
                 (WATER REVENUE, AGM INSURED)+/-ss                                   0.27         05/01/2017            18,320,000
     4,000,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER
                 REVENUE, KBC BANK NV LOC)+/-ss                                      0.29         05/01/2040             4,000,000
    14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR
                 APARTMENTS (MFHR,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.29         12/15/2037            14,900,000
    11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS
                 PROJECT SERIES I (MFHR, FNMA INSURED)+/-ss                          0.29         02/01/2033            11,337,000
     3,000,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING
                 SERIES Y (HOUSING REVENUE,
                 FNMA INSURED)+/-ss                                                  0.29         08/01/2031             3,000,000
     5,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS
                 SERIES M (MFHR, FNMA INSURED)+/-ss                                  0.29         08/15/2034             5,200,000
    11,000,000   CAMARILLO CA HACIENDA DE CAMARILLO PROJECT (MFHR,
                 FNMA INSURED)+/-ss                                                  0.28         10/15/2026            11,000,000
     9,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES
                 B (MFHR, FHLMC INSURED)+/-ss                                        0.28         07/01/2036             9,500,000
     6,000,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER
                 AGENCY SERIES A (LEASE REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.29         03/01/2036             6,000,000
    12,000,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A
                 (MFHR, FHLMC INSURED)+/-ss                                          0.28         08/01/2018            12,000,000
    15,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE
                 APARTMENTS (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.27         10/01/2019            15,200,000
    17,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
                 (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.30         09/01/2030            17,900,000

                  Wells Fargo Advantage Money Market Funds 47


Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
  $ 21,180,000   NEWPORT BEACH CA (HEALTH & HOSPITAL REVENUE, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.26%        12/01/2040    $       21,180,000
     8,000,000   ORANGE COUNTY CA COP SANITATION DISTRICT SERIES A
                 (LEASE REVENUE)+/-ss                                                0.25         08/01/2029             8,000,000
     6,000,000   ORANGE COUNTY CA COP SANITATION DISTRICTS SERIES
                 B (LEASE REVENUE)+/-ss                                              0.25         08/01/2030             6,000,000
    48,460,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.30         02/01/2035            48,460,000
    53,500,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA
                 NA LOC)+/-ss                                                        0.30         03/01/2037            53,500,000
     9,800,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.30         10/01/2035             9,800,000
    13,550,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS
                 PARK APARTMENTS ISSUE B
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.28         07/15/2035            13,550,000
     7,945,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD
                 APARTMENTS PROJECT ISSUE A
                 (MFHR, FHLMC INSURED)+/-ss                                          0.28         12/01/2022             7,945,000
    10,325,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT
                 SERIES A (HOUSING REVENUE,
                 FNMA INSURED)+/-ss                                                  0.28         01/15/2033            10,325,000
     7,500,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE
                 GARDEN APARTMENTS SERIES B
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.28         01/15/2035             7,500,000
     7,700,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY (MFHR, FNMA INSURED)+/-ss                                    0.28         06/15/2034             7,700,000
     2,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY (OTHER REVENUE)+/-ss ++                                      0.31         11/01/2041             2,000,000
    12,500,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY COMMUNITY FACILITIES
                 DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.26         08/01/2032            12,500,000
     5,800,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                 INSURED)+/-ss                                                       0.30         09/15/2032             5,800,000
                                                                                                                       510,882,000
                                                                                                                ------------------
COLORADO: 1.05%
    16,775,000   AURORA CO HOSPITAL CHILDRENS HOSPITAL ASSOCIATION
                 PROJECT-B (HFFA REVENUE,
                 ALLIED IRISH BANK PLC LOC)+/-ss                                     0.23         12/01/2036            16,775,000
     9,849,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
                 (HOUSING REVENUE,
                 GO OF AUTHORITY INSURED)+/-ss                                       0.40         10/01/2038             9,849,000
    53,285,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE
                 MULTIFAMILY PROJECT B II
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.29         05/01/2049            53,285,000
   110,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES A (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                   0.38         12/15/2037           110,000,000
                                                                                                                       189,909,000
                                                                                                                ------------------
CONNECTICUT: 0.12%
    21,800,000   NEW BRITAIN CT TAXABLE PENSION SERIES C (PROPERTY
                 TAX REVENUE, BANK OF AMERICA
                 NA LOC)+/-ss                                                        0.36         02/01/2026            21,800,000
                                                                                                                ------------------
DELAWARE: 0.15%
     7,000,000   DELAWARE ECONOMIC DEVELOPMENT AGENCY CLEAN POWER
                 PROJECT SERIES 1997-D
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.31         08/01/2029             7,000,000
    19,700,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.30         08/01/2029            19,700,000
                                                                                                                        26,700,000
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 0.12%
     4,000,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2
                 (RECREATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         02/01/2036             4,000,000
    18,000,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY
                 (MISCELLANEOUS REVENUE,
                 PNC BANK NA LOC)+/-ss                                               0.26         04/01/2038            18,000,000
                                                                                                                        22,000,000
                                                                                                                ------------------
FLORIDA: 0.13%
    10,000,000   LEE MEMORIAL HEALTH SYSTEM SERIES B (HCFR, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.25         04/01/2033            10,000,000
    13,510,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY
                 (PRIVATE SCHOOL REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.31         06/01/2032            13,510,000
                                                                                                                        23,510,000
                                                                                                                ------------------

                   48 Wells Fargo Advantage Money Market Funds


Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS: 0.35%
$   17,000,000   COOK COUNTY IL GO (OTHER REVENUE, NORTHERN
                 TRUST CORPORATION LOC)+/-ss                                         0.26%        11/01/2030    $       17,000,000
    46,000,000   COOK COUNTY IL GO SERIES D-1(OTHER REVENUE,
                 HARRIS TRUST SAVINGS BANK LOC)+/-ss                                 0.26         11/01/2030            46,000,000
                                                                                                                        63,000,000
                                                                                                                ------------------
INDIANA: 0.09%
    11,000,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT
                 INDIANAPOLIS AIRPORT AUTHORITY PROJECT
                 SERIES 2008-C-1 (OTHER REVENUE, FSA INSURED)+/-ss                   0.31         01/01/2037            11,000,000
     6,000,000   RICHMOND IN REID HOSPITAL & HEALTH CARE
                 SERVICES INCORPORATED HOSPITAL AUTHORITY
                 HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
                 SECURITY BANK LOC)+/-ss                                             0.28         01/01/2040             6,000,000
                                                                                                                        17,000,000
                                                                                                                ------------------
LOUISIANA: 0.02%
    3,000,000    LOUISIANA PUBLIC FACILITIES AUTHORITY (IDR,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.28         08/01/2023             3,000,000
                                                                                                                ------------------
MARYLAND: 0.03%
     6,000,000   MARYLAND CDA DEPARTMENT OF HOUSING &
                 COMMUNITY DEVELOPMENT SERIES 2007-J
                 (HOUSING REVENUE, KBC BANK NV LOC)+/-ss                             0.32         09/01/2031             6,000,000
                                                                                                                ------------------
MASSACHUSETTS: 0.14%
    24,345,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
                 BABSON COLLEGE B (OTHER REVENUE,
                 CITIBANK NA LOC)+/-ss                                               0.27         10/01/2031            24,345,000
                                                                                                                ------------------
MICHIGAN: 0.03%
     2,125,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F
                 (AIRPORT REVENUE, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.30         12/01/2016             2,125,000
     3,000,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F
                 (AIRPORT REVENUE, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.35         05/01/2020             3,000,000
                                                                                                                         5,125,000
                                                                                                                ------------------
MINNESOTA: 0.17%
    20,500,000   BLOOMINGTON ASSOCIATES MINNESOTA (HOUSING
                 REVENUE, LASALLE NATIONAL
                 BANK NA LOC)+/-ss                                                   0.35         08/01/2037            20,500,000
     4,700,000   MINNESOTA STATE OFFICE OF HIGHER EDUCATION
                 SERIES B (EDUCATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.33         12/01/2043             4,700,000
     5,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR
                 GATEWAY APARTMENTS LP
                 SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                 BANK NA LOC)+/-ss                                                   0.38         10/01/2038             5,000,000
                                                                                                                        30,200,000
                                                                                                                ------------------
MISSISSIPPI: 0.12%
    20,925,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.26         11/01/2028            20,924,125
                                                                                                                ------------------
NEBRASKA: 0.19%
    34,885,000   CENTRAL PLAINS NE NEBRASKA GAS PROJECT NO. 2
                 SERIES 2009 (NATURAL GAS REVENUE)+/-ss                              0.31         08/01/2039            34,885,000
                                                                                                                ------------------
NEW HAMPSHIRE: 0.03%
     6,000,000   NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK
                 OBLIGATION SERIES A
                 (HCFR, AGM INSURED)+/-ss                                            0.36         08/01/2031             6,000,000
                                                                                                                ------------------
NEW JERSEY: 0.42%
     4,975,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                 (OTHER REVENUE, AGC-ICC INSURED)+/-ss                               0.47         09/01/2022             4,975,000
     8,900,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY RB
                 NUI CORPORATION PROJECT
                 SERIES A (NATURAL GAS REVENUE)+/-ss                                 0.23         06/01/2026             8,900,000
    16,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                 SCHOOL FACILITIES SERIES R-1
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                       0.26         09/01/2031            16,000,000
    15,000,000   NEW JERSEY SPORT & EXPOSITION AUTHORITY
                 (OTHER REVENUE)+/-ss++                                              0.36         11/15/2010            15,000,000
    13,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C
                 (TRANSIT REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         06/15/2032            13,000,000

                  Wells Fargo Advantage Money Market Funds 49


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW JERSEY (continued)
$   18,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS
                 ROAD REVENUE, NATL-RE INSURED,
                 SOCIETE GENERALE LOC)+/-ss                                          0.32%         01/01/2018   $       18,000,000
                                                                                                                        75,875,000
                                                                                                                ------------------
NEW YORK: 0.85%
     8,000,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY (TAX
                 INCREMENTAL REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.38         11/01/2022             8,000,000
    19,000,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 142
                 (HOUSING REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.32         10/01/2037            19,000,000
     4,000,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 147
                 (HOUSING REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.30         04/01/2037             4,000,000
     9,000,000   NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 135
                 (HOUSING REVENUE)+/-ss                                              0.32         04/01/2037             9,000,000
    14,000,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC
                 RECOVERY SERIES 3
                 (TAX REVENUE)+/-ss                                                  0.38         11/01/2022            14,000,000
    27,500,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY
                 CLASS A (OTHER REVENUE,
                 FGIC INSURED)+/-ss                                                  0.31         07/15/2036            27,500,000
    10,000,000   NEW YORK NY SERIES E-2 (PROPERTY TAX REVENUE, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.25         08/01/2034            10,000,000
     6,500,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE BNP
                 PARIBAS LOC)+/-ss                                                   0.27         08/01/2020             6,500,000
    17,500,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600
                 WEST 42ND B (OTHER REVENUE,
                 BANK OF NEW YORK LOC)+/-ss                                          0.39         11/01/2041            17,500,000
     3,000,000   NEW YORK STATE MORTGAGE AGENCY HOMEOWNER MORTGAGE
                 SERIES 132 (HOUSING
                 REVENUE, DEXIA CREDIT SA SPA)+/-ss                                  0.31         04/01/2037             3,000,000
    26,835,000   NEW YORK URBAN DEVELOPMENT CORPORATION RB (HOUSING
                 REVENUE, DEXIA
                 CREDIT SA LOC)+/-ss                                                 0.44         03/15/2024            26,835,000
     7,000,000   ONONDAGA COUNTY NY CULTURE AND RECREATION SYRACUSE
                 UNIVERSITY PROJECT SERIES A
                 (OTHER REVENUE)+/-ss                                                0.27         12/01/2029             7,000,000
                                                                                                                       152,335,000
                                                                                                                ------------------
NORTH CAROLINA: 0.04%
     7,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION (HEALTH &
                 HOSPITAL REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.25         10/01/2037             7,000,000
                                                                                                                ------------------
OHIO: 0.45%
    21,482,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES
                 I (HOUSING REVENUE,
                 GNMA INSURED)+/-ss                                                  0.26         09/01/2039            21,482,000
    45,714,000   OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES
                 PROGRAM (HOUSING REVENUE,
                 GNMA INSURED)+/-ss                                                  0.30         09/01/2029            45,714,000
    13,500,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER
                 REVENUE, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.26         11/01/2029            13,500,000
                                                                                                                        80,696,000
                                                                                                                ------------------
OREGON: 0.04%
     6,000,000   OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT
                 SERIES E (HOUSING
                 REVENUE, KBC BANK NV LOC)+/-ss                                      0.32         07/01/2038             6,000,000
     1,888,000   UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES
                 (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         12/01/2028             1,888,000
                                                                                                                         7,888,000
                                                                                                                ------------------
OTHER: 0.02%
     4,000,000   PUTTABLE FLOATING OPTION TAX- EXEMPT RECEIPTS 4202
                 (PROPERTY TAX REVENUE,
                  FGIC INSURED)+/-ss                                                 0.55         01/01/2030             4,000,000
                                                                                                                ------------------

                   50 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA: 0.12%
$   13,500,000   DOYLESTOWN HOSPITAL AUTHORITY SERIES B (HFFA, PNC
                 BANK NA LOC)+/-ss                                                   0.26%        07/01/2037    $       13,500,000
     9,000,000   PHILADELPHIA PA SCHOOL DISTRICT (GO - LOCAL, BANK
                 OF AMERICA LOC)+/-ss                                                0.31         09/01/2030             9,000,000
                                                                                                                        22,500,000
                                                                                                                ------------------
SOUTH DAKOTA: 0.02%
     4,000,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR,
                 FNMA INSURED)+/-ss                                                  0.30         05/01/2037             4,000,000
                                                                                                                ------------------
TENNESSEE: 0.11%
     9,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE MUNICIPAL BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.27         11/01/2035             9,000,000
    10,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE COUNTY LOAN POOL
                 SERIES 2008 (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         07/01/2038            10,000,000
                                                                                                                        19,000,000
                                                                                                                ------------------
TEXAS: 0.45%
     9,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION HERMAN HEALTH
                 (RECREATIONAL REVENUE, JPMORGAN CHASE BANK NA
                 LOC)+/-ss                                                           0.26         06/01/2038             9,000,000
     9,800,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION YMCA GREATER
                 HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED
                 IRISH BANK LOC)+/-ss                                                2.40         06/01/2038             9,800,000
     2,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION (OTHER REVENUE)+/-ss                                    0.34         06/01/2027             2,000,000
     9,000,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT
                 CORPORATION SOLID WASTE DISPOSAL DEER
                 PARK REFINING PROJECT SERIES A (RESOURCE RECOVERY
                 REVENUE)+/-ss                                                       0.25         03/01/2023             9,000,000
    12,700,000   MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION
                 (IDR, UBS AG LOC)+/-ss                                              0.24         08/01/2034            12,700,000
     5,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION
                 (OTHER REVENUE, BANK OF AMERICA
                 NA LOC)+/-ss                                                        0.33         04/01/2022             5,000,000
    14,000,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FALICITIES MOTIVA ENTERPRISES A (IDR)+/-ss                          0.25         04/01/2040            14,000,000
    12,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM
                 SERIES A (OTHER REVENUE,
                 NATIONAL AUSTRALIAN BANK NA LOC)+/-ss                               0.29         06/01/2045            12,000,000
     7,500,000   TYLER TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION MOTHER FRANCES HOSPITAL SERIES B
                 (HCFR, BANK OF AMERICA NA LOC)+/-ss                                 0.31        07/01/2020             7,500,000
                                                                                                                       81,000,000
                                                                                                                ------------------
VERMONT: 0.18%
    32,000,000   VERMONT STATE STUDENT ASSISTANCE CORPORATION
                 (STUDENT LOAN REVENUE, LLOYDS TSB
                 BANK PLC LOC)+/-ss                                                  0.30         12/15/2040            32,000,000
                                                                                                                ------------------
WASHINGTON: 0.29%
    29,544,000   KING COUNTY WA HOUSING AUTHORITY SERIES A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.31         07/01/2035            29,544,000
    11,000,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY
                 SUBSERIES D-2 (AIRPORT REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2039            11,000,000
    11,000,000   PORT TACOMA WA (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         12/01/2044            11,000,000
                                                                                                                        51,544,000
                                                                                                                ------------------
WEST VIRGINIA: 0.07%
     9,000,000   CABELL COUNTY WV UNIVERSITY FACILITIES (COLLEGE
                 AND UNIVERSITY REVENUE)+/-ss                                        0.33         07/01/2039             9,000,000
     3,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY
                 UNITED HEALTH SYSTEMS SERIES A
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.25         06/01/2041             3,000,000
                                                                                                                        12,000,000
                                                                                                                ------------------
WISCONSIN: 0.02%
     4,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT (HOUSING
                 REVENUE, FNMA LOC)+/-ss                                             0.35         09/01/2035             4,000,000
                                                                                                                ------------------
WYOMING: 0.16%
    28,500,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT
                 SERIES A (PCR, BARCLAYS BANK PLC LOC)+/-ss                          0.27         07/01/2015            28,500,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,692,146,125)                                                                  1,692,146,125
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 51


Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
US TREASURY SECURITIES: 0.87%
US TREASURY BILLS: 0.87%
$  157,000,000   US TREASURY BILL##                                                  0.22%        11/18/2010    $      156,924,746
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $156,924,746)                                                                       156,924,746
                                                                                                                ------------------
REPURCHASE AGREEMENTS (z): 17.16%
    62,000,000   BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010,
                 MATURITY VALUE $62,000,551 (1)                                      0.32         09/01/2010            62,000,000
   485,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $485,003,233 (2)                                     0.24         09/01/2010           485,000,000
    20,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $20,000,183 (3)                                      0.33         09/01/2010            20,000,000
   169,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $169,001,221 (4)                                     0.26         09/01/2010           169,000,000
   116,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED
                 08/31/2010, MATURITY VALUE $116,000,806 (5)                         0.25         09/01/2010           116,000,000
   388,000,000   BNP PARIBUS SECURITIES CORPORATION, DATED
                 08/31/2010, MATURITY VALUE $388,002,587 (6)                         0.24         09/01/2010           388,000,000
    97,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/31/2010,
                 MATURITY VALUE $97,000,674 (7)                                      0.26         09/01/2010            97,000,000
   194,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010,
                 MATURITY VALUE $194,001,293 (8)                                     0.24         09/01/2010           194,000,000
   408,100,000   DEUTSCHE BANK SECURITIES DATED 08/31/2010,
                 MATURITY VALUE $408,102,834 (9)                                     0.25         09/01/2010           408,100,000
    76,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $76,000,507 (10)                                     0.24         09/01/2010            76,000,000
    34,000,000   HSBC SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $34,000,227 (11)                                                    0.24         09/01/2010            34,000,000
   194,000,000   JPMORGAN SECURITIES DATED 08/31/2010, MATURITY
                 VALUE $194,001,347 (12)                                             0.25         09/01/2010           194,000,000
   291,000,000   RBS SECURITIES INCORPORATED DATED 08/31/2010,
                 MATURITY VALUE $291,002,102 (13)                                    0.26         09/01/2010           291,000,000
   248,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $248,003,307 (14)                                    0.24         09/01/2010           248,000,000
   307,000,000   SOCIETE GENERALE (NEW YORK), DATED 08/31/2010,
                 MATURITY VALUE $307,002,132 (15)                                    0.25         09/01/2010           307,000,000
TOTAL REPURCHASE AGREEMENTS (COST $3,089,100,000)                                                                    3,089,100,000
                                                                                                                ------------------
SECURED MASTER NOTE AGREEMENTS: 1.80%
   274,704,000   BANK OF AMERICA SECURITIES LLC+/-ss                                 0.38         09/09/2034           274,704,000
    49,500,000   BARCLAYS BANK PLC (NEW YORK)+/-                                     0.52         01/19/2011            49,500,000
TOTAL SECURED MASTER NOTE AGREEMENTS (COST $324,204,000)                                                               324,204,000
                                                                                                                ------------------
TIME DEPOSITS: 8.25%
    57,000,000   ALLIED IRISH BANKS PLC                                              0.65         09/03/2010            57,000,000
    97,000,000   BANK OF IRELAND                                                     0.50         09/01/2010            97,000,000
    89,000,000   BANK OF IRELAND                                                     0.65         09/02/2010            89,000,000
    79,000,000   CITIBANK NA (NASSAU)                                                0.22         09/01/2010            79,000,000
   144,000,000   CREDIT AGRICOLE                                                     0.25         09/01/2010           144,000,000
   146,000,000   DANSKE BANK AS (COPENHAGEN)                                         0.26         09/02/2010           146,000,000
    85,000,000   DEXIA BANK (GRAND CAYMAN)                                           0.42         09/01/2010            85,000,000
   129,000,000   GROUPE BPCE                                                         0.26         09/01/2010           129,000,000
    50,000,000   HSBC BANK PLC                                                       0.23         09/01/2010            50,000,000
   268,000,000   KBC BANK NV (BRUSSELS)                                              0.20         09/01/2010           268,000,000
    99,000,000   NATIXIS (CAYMAN ISLANDS)                                            0.26         09/01/2010            99,000,000
   169,000,000   SOCIETE GENERALE PARIS                                              0.23         09/01/2010           169,000,000
    73,000,000   US BANK NA (CAYMAN ISLANDS)                                         0.20         09/01/2010            73,000,000
TOTAL TIME DEPOSITS (COST $1,485,000,000)                                                                            1,485,000,000
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $18,219,605,577)*                                                101.21%                                   18,219,605,577
OTHER ASSETS AND LIABILITIES, NET                                          (1.21)                                     (218,379,311)
                                                                          ------                                ------------------
TOTAL NET ASSETS                                                          100.00%                               $   18,001,226,266
                                                                          ------                                ------------------

                  52 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

----------
+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

(p)  Asset-backed commercial paper.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

(i)  Illiquid security.

(z)  Collateralized by:

(1)  U.S. government securities, 5.00% to 5.50%, 12/1/2039 to 8/1/2040, market value including accrued interest is $63,860,000.

(2)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $494,700,004.

(3) Commercial papers, 0.00%, 9/20/2010 to 11/17/2010, market value is $20,400,000.

(4)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $172,380,004.

(5)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $119,480,000.

(6)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $395,760,004.

(7)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $99,910,000.

(8)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $197,881,323.

(9)  U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $420,343,000.

(10) U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $77,520,055.

(11) U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $34,680,070.

(12) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $199,820,365.

(13) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $299,730,582.

(14) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $252,960,275.

(15) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $316,210,000.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 53


Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY NOTES - DISCOUNT: 21.30%
FEDERAL FARM CREDIT BANK: 0.61%
$   50,000,000   FFCB##                                                              0.20%        11/17/2010    $       49,978,611
    40,000,000   FFCB##                                                              0.20         11/22/2010            39,981,778
    25,000,000   FFCB##                                                              0.28         11/23/2010            24,983,861
    49,000,000   FFCB##                                                              0.29         11/30/2010            48,964,475
    15,000,000   FFCB##                                                              0.27         12/15/2010            14,988,188
                                                                                                                       178,896,913
                                                                                                                ------------------
FEDERAL HOME LOAN BANK: 2.60%
   175,000,000   FHLB##                                                              0.00         09/01/2010           175,000,000
   225,000,000   FHLB##                                                              0.20         10/25/2010           224,932,500
   264,730,000   FHLB##                                                              0.20         11/19/2010           264,613,813
   100,000,000   FHLB##                                                              0.25         01/19/2011            99,902,778
                                                                                                                       764,449,091
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.61%
    27,732,000   FHLMC##                                                             0.26         09/27/2010            27,726,592
   225,000,000   FHLMC##                                                             0.30         10/04/2010           224,937,210
   250,000,000   FHLMC##                                                             0.24         10/14/2010           249,925,347
   250,000,000   FHLMC##                                                             0.24         10/15/2010           249,923,611
   100,000,000   FHLMC##                                                             0.27         10/18/2010            99,963,445
    25,000,000   FHLMC##                                                             0.28         10/26/2010            24,989,114
   200,000,000   FHLMC##                                                             0.21         11/09/2010           199,919,500
   250,000,000   FHLMC##                                                             0.20         11/15/2010           249,895,833
   175,000,000   FHLMC##                                                             0.19         11/17/2010           174,928,882
   125,000,000   FHLMC##                                                             0.20         11/23/2010           124,942,361
   200,000,000   FHLMC##                                                             0.24         01/24/2011           199,806,667
   300,000,000   FHLMC##                                                             0.24         01/31/2011           299,696,001
   250,000,000   FHLMC##                                                             0.23         04/05/2011           249,655,000
   200,000,000   FHLMC##                                                             0.25         05/24/2011           199,631,944
   250,000,000   FHLMC##                                                             0.25         05/26/2011           249,536,458
                                                                                                                     2,825,477,965
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 8.48%
    49,710,000   FNMA##                                                              0.24         09/08/2010            49,707,390
   260,000,000   FNMA##                                                              0.24         09/20/2010           259,965,696
   150,000,000   FNMA##                                                              0.24         09/21/2010           149,979,167
   140,000,000   FNMA##                                                              0.25         09/22/2010           139,978,358
   105,000,000   FNMA##                                                              0.24         09/23/2010           104,983,958
    22,596,000   FNMA##                                                              0.28         10/06/2010            22,589,629
   300,000,000   FNMA##                                                              0.27         10/13/2010           299,903,459
   100,000,000   FNMA##                                                              0.30         10/25/2010            99,955,000
   198,537,000   FNMA##                                                              0.20         11/17/2010           198,452,070
   175,000,000   FNMA##                                                              0.25         12/20/2010           174,866,320
   125,000,000   FNMA##                                                              0.25         12/21/2010           124,903,646
   198,142,000   FNMA##                                                              0.27         01/12/2011           197,944,353
   200,000,000   FNMA##                                                              0.27         01/18/2011           199,791,500
   172,614,000   FNMA##                                                              0.24         01/19/2011           172,449,992
   100,000,000   FNMA##                                                              0.22         01/20/2011            99,913,833
   200,000,000   FNMA##                                                              0.27         02/01/2011           199,770,500
                                                                                                                     2,495,154,871
                                                                                                                ------------------
TOTAL AGENCY NOTES - DISCOUNT (COST $6,263,978,840)                                                                  6,263,978,840
                                                                                                                ------------------

                  54 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 24.30%
FEDERAL FARM CREDIT BANK: 4.62%
$    2,000,000   FFCB                                                                6.69%        09/08/2010    $        2,002,448
   150,000,000   FFCB+/-                                                             0.17         11/05/2010           150,000,000
    43,800,000   FFCB                                                                3.75         12/06/2010            44,207,183
    75,000,000   FFCB+/-                                                             0.32         12/17/2010            74,968,365
    13,500,000   FFCB                                                                0.45         01/12/2011            13,508,947
     8,000,000   FFCB                                                                0.35         02/01/2011             8,002,396
    16,030,000   FFCB                                                                4.88         02/18/2011            16,369,035
    50,000,000   FFCB+/-                                                             0.46         03/22/2011            50,000,000
    16,200,000   FFCB+/-                                                             0.36         05/18/2011            16,217,549
    50,000,000   FFCB+/-                                                             0.21         06/07/2011            49,991,265
   225,000,000   FFCB+/-                                                             0.18         06/23/2011           224,975,731
   236,000,000   FFCB+/-                                                             0.17         06/28/2011           235,969,814
   300,000,000   FFCB+/-                                                             0.29         10/07/2011           300,068,987
   145,000,000   FFCB+/-ss                                                           0.18         01/25/2012           144,838,669
    26,500,000   FFCB+/-ss                                                           0.15         02/22/2012            26,456,999
                                                                                                                     1,357,577,388
                                                                                                                ------------------
FEDERAL HOME LOAN BANK: 10.92%
   100,000,000   FHLB                                                                4.50         09/10/2010           100,104,228
    13,000,000   FHLB                                                                5.13         09/10/2010            13,015,427
    22,850,000   FHLB                                                                4.38         09/17/2010            22,890,784
     5,000,000   FHLB                                                                3.00         10/15/2010             5,016,329
   125,000,000   FHLB                                                                0.50         10/18/2010           125,036,187
    17,165,000   FHLB                                                                0.50         10/18/2010            17,169,735
   300,000,000   FHLB                                                                0.27         10/29/2010           299,983,361
   250,000,000   FHLB                                                                0.28         11/08/2010           249,977,945
   250,000,000   FHLB                                                                0.28         11/10/2010           249,977,554
   250,000,000   FHLB                                                                0.26         01/14/2011           249,975,893
   250,000,000   FHLB                                                                0.26         01/14/2011           249,975,971
    50,000,000   FHLB                                                                4.75         01/18/2011            50,842,642
     2,800,000   FHLB+/-                                                             0.25         05/02/2011             2,800,000
   250,000,000   FHLB+/-                                                             0.21         05/25/2011           249,963,462
   160,000,000   FHLB+/-                                                             0.19         06/07/2011           159,950,206
   165,000,000   FHLB+/-                                                             0.17         07/20/2011           164,955,239
   150,000,000   FHLB+/-                                                             0.17         07/25/2011           149,952,145
   150,000,000   FHLB+/-                                                             0.17         07/28/2011           149,951,706
   150,000,000   FHLB+/-                                                             0.20         08/12/2011           149,942,838
   150,000,000   FHLB+/-                                                             0.23         09/15/2011           149,936,833
   150,000,000   FHLB+/-                                                             0.38         11/07/2011           149,928,000
   250,000,000   FHLB+/-ss                                                           0.24         02/28/2012           249,870,550
                                                                                                                     3,211,217,035
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.37%
   500,000,000   FHLMC+/-                                                            0.52         09/03/2010           499,999,362
   600,000,000   FHLMC+/-                                                            0.51         09/24/2010           600,002,888
    57,160,000   FHLMC                                                               4.13         10/18/2010            57,449,986
    15,000,000   FHLMC                                                               1.50         01/07/2011            15,063,191
   128,365,000   FHLMC+/-                                                            0.53         01/28/2011           128,430,836
   250,000,000   FHLMC+/-                                                            0.61         03/09/2011           250,097,852
    50,000,000   FHLMC+/-                                                            0.23         09/26/2011            49,997,242
    23,007,000   FHLMC+/-ss                                                          0.23         02/02/2012            22,980,634
   100,000,000   FHLMC+/-ss                                                          0.25         02/10/2012            99,943,130
   150,000,000   FHLMC+/-ss                                                          0.27         05/11/2012           149,873,063
                                                                                                                     1,873,838,184
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 55


Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.39%
$   40,000,000   FNMA                                                                1.50%        09/16/2010     $       40,019,987
   359,887,000   FNMA                                                                2.88         10/12/2010            360,940,901
   150,000,000   FNMA                                                                1.75         03/23/2011            151,227,516
   150,000,000   FNMA+/-                                                             0.20         08/11/2011            149,928,811
                                                                                                                        702,117,215
                                                                                                                 ------------------
TOTAL AGENCY SECURITIES (COST $7,144,749,822)                                                                         7,144,749,822
                                                                                                                 ------------------
CORPORATE BONDS & NOTES: 3.78%
FINANCIALS: 3.78%
CONSUMER FINANCE: 0.80%
   235,000,000   AMERICAN EXPRESS BANK FSB+/-                                        1.14         12/10/2010            235,572,467
                                                                                                                 ------------------
DIVERSIFIED FINANCIAL SERVICES: 2.98%
   375,000,000   BANK OF AMERICA NA                                                  0.57         09/13/2010            375,000,891
   115,000,000   CITIBANK NA+/-                                                      0.58         09/30/2010            115,000,000
   145,600,000   CITIGROUP INCORPORATED+/-                                           1.09         12/09/2010            145,877,789
   150,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             1.17         12/09/2010            150,323,216
    90,000,000   JPMORGAN CHASE & COMPANY+/-                                         1.04         12/02/2010             90,151,013
                                                                                                                        876,352,909
                                                                                                                 ------------------
TOTAL CORPORATE BONDS & NOTES (COST $1,111,925,376)                                                                   1,111,925,376
                                                                                                                 ------------------
REPURCHASE AGREEMENTS (z): 47.64%
 1,000,000,000   BANK OF AMERICA NA, DATED 08/31/2010, MATURITY
                 VALUE $1,000,006,944 (1)                                            0.25         09/01/2010          1,000,000,000
    66,800,000   BANK OF AMERICA SECURITIES LLC, DATED
                 08/31/2010, MATURITY VALUE $66,800,464 (2)                          0.25         09/01/2010             66,800,000
 1,130,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,130,008,161 (3)                                   0.26         09/01/2010          1,130,000,000
 1,260,500,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,260,508,403 (4)                                   0.24         09/01/2010          1,260,500,000
   900,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $900,004,000 (5)                                     0.16         09/01/2010            900,000,000
   905,000,000   BNP PARIBAS SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $905,006,285 (6)                                     0.25         09/01/2010            905,000,000
 1,000,000,000   CITIBANK NA, DATED 08/31/2010, MATURITY VALUE
                 $1,000,007,222 (7)                                                  0.26         09/01/2010          1,000,000,000
   250,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION, DATED
                 08/31/2010, MATURITY
                 VALUE $250,001,736 (8)                                              0.25         09/01/2010            250,000,000
   500,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION, DATED
                 08/31/2010, MATURITY
                 VALUE $500,002,500 (9)                                              0.18         09/01/2010            500,000,000
 1,000,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,667 (10)                                  0.24         09/01/2010          1,000,000,000
   295,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $295,001,967 (11)                                    0.24         09/01/2010            295,000,000
 1,150,000,000   GOLDMAN SACHS & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $1,150,007,986 (12)                                  0.25         09/01/2010          1,150,000,000
   250,000,000   GOLDMAN SACHS & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $250,003,333 (13)                                    0.24         09/02/2010            250,000,000
 1,000,000,000   HSBC SECURITIES, DATED 08/31/2010, MATURITY
                 VALUE $1,000,006,667 (14)                                           0.24         09/01/2010          1,000,000,000
 1,000,000,000   JPMORGAN SECURITIES, DATED 08/31/2010, MATURITY
                 VALUE $1,000,006,667 (15)                                           0.24         09/01/2010          1,000,000,000
   500,000,000   JPMORGAN SECURITIES, DATED 08/31/2010, MATURITY
                 VALUE $500,003,472 (16)                                             0.25         09/01/2010            500,000,000
   100,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $100,000,639 (17)                                    0.23         09/01/2010            100,000,000
   200,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $200,001,111 (18)                                    0.20         09/01/2010            200,000,000
   250,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $250,001,597 (19)                                    0.23         09/01/2010            250,000,000
   250,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010,
                 MATURITY VALUE $250,004,792 (20)                                    0.23         09/03/2010            250,000,000
 1,000,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,000,006,667 (21)                                  0.24         09/01/2010          1,000,000,000
TOTAL REPURCHASE AGREEMENTS (COST $14,007,300,000)                                                                   14,007,300,000
                                                                                                                 ------------------
COMMERCIAL PAPER: 4.70%
    65,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.00         09/01/2010             65,000,000
    85,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.22         09/02/2010             84,998,985
    45,533,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.35         09/07/2010             45,529,889
   155,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.36         09/08/2010            154,987,643

                  56 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   21,135,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37%        09/09/2010    $       21,133,027
    22,926,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37         09/10/2010            22,923,650
    60,865,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37         09/14/2010            60,856,208
    40,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         09/15/2010            39,995,489
    60,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.37         09/15/2010            59,990,667
    50,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         09/16/2010            49,993,958
    15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.38         09/16/2010            14,997,500
    75,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.38         09/17/2010            74,986,667
    25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.34         09/22/2010            24,994,750
   100,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.35         09/23/2010            99,978,000
    25,089,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.36         09/27/2010            25,082,296
    20,446,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.35         10/05/2010            20,439,048
    25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.34         10/14/2010            24,989,549
    30,030,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.33         10/19/2010            30,016,386
   125,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.29         10/20/2010           124,948,958
    30,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.28         11/02/2010            29,985,533
    50,037,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/03/2010            50,013,358
    30,023,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/04/2010            30,008,589
    21,440,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/09/2010            21,428,905
   117,084,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.26         11/10/2010           117,024,808
    38,104,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/15/2010            38,082,567
    50,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.27         11/16/2010            49,971,500
TOTAL COMMERCIAL PAPER (COST $1,382,357,930)                                                                         1,382,357,930
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $29,910,311,968)*                                   101.72%                                                   29,910,311,968
OTHER ASSETS AND LIABILITIES, NET                          (1.72)                                                     (505,481,010)
                                                          ------                                                ------------------
TOTAL NET ASSETS                                          100.00%                                               $   29,404,830,958
                                                          ------                                                ------------------

                  Wells Fargo Advantage Money Market Funds 57


Portfolio of Investments--August 31, 2010 (Unaudited)

GOVERNMENT MONEY MARKET FUND

##   Zero coupon security. Rate represents yield to maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduce the effective maturity.

(z)  Collateralized by:

(1)  U.S. government securities, 4.00% to 6.50%, 12/1/2032 to 4/15/2040, market value including accrued interest is $1,030,000,001.

(2)  U.S. government securities, 3.69% to 6.00%, 5/1/2037 to 8/1/2040, market value including accrued interest is $68,804,000.

(3)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $1,152,600,027.

(4)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $1,285,710,010.

(5)  U.S. government securities, 2.625% to 3.375%, 4/30/2016 to 11/15/2019, market value including accrued interest is $918,000,097.

(6)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $932,150,000.

(7)  U.S. government securities, 3.50% to 7.50%, 10/1/2010 to 8/1/2040, market value including accrued interest is $1,030,000,000.

(8)  U.S. government securities, 4.00% to 6.50%, 1/1/2020 to 7/1/2040, market value including accrued interest is $257,500,817.

(9)  U.S. government securities, 1.50% to 2.25%, 12/31/2013 to 5/31/2014, market value including accrued interest is $510,000,511.

(10) U.S. government securities, 0.00% to 8.875%, 9/2/2010 to 8/15/2040, market value including accrued interest is $1,020,000,060.

(11) U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $300,900,212.

(12) U.S. government securities, 5.00% to 6.00%, 6/1/2039 to 7/20/2040, market value including accrued interest is $1,184,500,001.

(13) U.S. government security, 6.00%, 12/15/2039, market value including accrued interest is $257,500,000.

(14) U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $1,020,002,073.

(15) U.S. government securities, 1.125% to 4.375%, 12/15/2012 to 11/15/2039, market value including accrued interest is $1,020,002,471.

(16) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $515,000,941.

(17) U.S. government securities, 2.62% to 6.15%, 11/1/2027 to 7/1/2040, market value including accrued interest is $103,000,000.

(18) U.S. government securities, 3.69% to 5.50%, 6/1/2036 to 8/1/2040, market value including accrued interest is $206,000,000.

(19) U.S. government securities, 3.73% to 5.00%, 5/1/2033 to 5/1/2040, market value including accrued interest is $257,500,001.

(20) U.S. government securities, 3.87% to 6.00%, 5/1/2033 to 2/1/2040, market value including accrued interest is $257,500,000.

(21) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $1,020,001,110.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

                  58 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 0.30%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.30%
$  115,000,000   FHLMC+/-                                                            0.23%        02/02/2012    $      114,868,380
     3,000,000   FHLMC+/-                                                            0.51         09/10/2010             3,000,009
     7,000,000   FHLMC+/-                                                            0.52         09/03/2010             7,000,009
TOTAL AGENCY SECURITIES (COST $124,868,398)                                                                            124,868,398
                                                                                                                ------------------
BANKERS ACCEPTANCE NOTES: 0.21%
DOMESTIC BANKS: 0.21%
    35,560,163   BANK OF AMERICA N/A##                                               0.49         09/07/2010            35,556,785
    17,695,829   BANK OF AMERICA N/A##                                               0.53         09/30/2010            17,687,989
     6,400,000   BANK OF AMERICA N/A##                                               0.55         09/16/2010             6,398,427
    26,000,000   BANK OF AMERICA N/A##                                               0.58         09/20/2010            25,991,630
TOTAL BANKERS ACCEPTANCE NOTES (COST $85,634,831)                                                                       85,634,831
                                                                                                                ------------------
CERTIFICATES OF DEPOSIT: 10.08%
   290,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.32         02/14/2011           290,000,000
   115,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.33         12/10/2010           115,000,000
   217,000,000   ALLIED IRISH BANKS+/-                                               0.51         06/24/2011           217,000,000
   102,000,000   ALLIED IRISH BANKS+/-                                               0.53         07/12/2011           102,000,000
    57,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.34         01/25/2011            57,000,000
   136,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.40         09/02/2011           136,000,000
   113,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                          0.17         09/03/2010           112,998,368
    92,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.31         06/28/2011            92,000,000
   228,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.38         06/16/2011           228,000,000
   102,000,000   BARCLAYS BANK PLC+/-                                                0.51         01/21/2011           102,000,000
   136,500,000   BARCLAYS BANK PLC+/-                                                0.80         04/29/2011           136,500,000
   173,000,000   BARCLAYS BANK PLC+/-                                                0.84         08/12/2011           173,000,000
   115,900,000   CREDIT AGRICOLE                                                     0.65         09/09/2010           115,900,000
   358,000,000   DEXIA CREDIT LOCAL SA                                               0.42         09/07/2010           358,000,000
    93,000,000   DG BANK (NEW YORK)                                                  0.57         09/20/2010            93,000,000
   225,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.52         11/12/2010           225,000,000
   135,000,000   NATIXIS COMMERCIAL PAPER CORPORATION+/-                             0.74         02/04/2011           135,000,000
   100,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.27         10/19/2010           100,000,000
    50,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-ss                               0.30         01/06/2011            50,000,000
    80,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.30         01/07/2011            80,000,000
   236,000,000   ROYAL BANK OF SCOTLAND PLC+/-                                       0.96         04/26/2011           236,000,000
    65,000,000   SKANDINAVISKA ENSKILDA BANKEN AB                                    0.33         09/01/2010            65,000,000
    36,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.36         02/22/2011            36,000,000
   245,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.65         08/12/2011           245,000,000
    75,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      1.33         05/05/2011            75,000,000
   190,000,000   TD BANK FINANCIAL GROUP+/-                                          0.30         02/04/2011           190,002,577
   305,000,000   UNICREDIT SPA (NEW YORK)                                            0.44         09/14/2010           305,000,000
    11,000,000   UNICREDIT SPA (NEW YORK)                                            0.48         09/10/2010            11,000,082
    60,000,000   WESTPAC BANKING CORPORATION+/-++                                    0.54         09/17/2010            60,000,096
TOTAL CERTIFICATES OF DEPOSIT (COST $4,141,401,123)                                                                  4,141,401,123
                                                                                                                ------------------
COMMERCIAL PAPER: 44.35%
   111,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.17         09/02/2010           110,998,983
    77,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.25         09/16/2010            76,991,338
    60,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.54         11/15/2010            59,931,250
    49,600,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.55         11/08/2010            49,547,534
    28,000,000   ABN AMRO FUNDING USA LLC##++                                        0.27         09/13/2010            27,997,293
   141,000,000   ABN AMRO FUNDING USA LLC##++                                        0.27         09/10/2010           140,989,425

                   Wells Fargo Advantage Money Market Funds 59


Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   50,700,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.35%      11/09/2010      $       50,665,677
     7,500,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.39       11/05/2010               7,494,583
    36,400,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.40       11/10/2010              36,371,689
     6,900,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.41       10/29/2010               6,895,331
    16,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.00       09/01/2010              16,000,000
    95,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.33       09/02/2010              94,998,285
    98,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.43       09/03/2010              97,996,461
    15,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.56       09/07/2010              14,998,375
   112,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.20       09/03/2010             111,998,133
    44,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.31       09/15/2010              43,994,353
    17,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.31       09/17/2010              16,997,507
    23,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.31       09/20/2010              22,995,994
    11,300,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.41       09/08/2010              11,298,967
    24,300,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.42       09/10/2010              24,297,200
    15,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.53       10/14/2010              14,990,325
     9,600,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.54       10/12/2010               9,593,987
    12,200,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.56       10/06/2010              12,193,240
   280,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.38       01/11/2011             280,000,000
   110,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.42       10/20/2010             110,000,000
    19,000,000   ARABELLA FINANCE LLC##++(p)                                         0.50       09/10/2010              18,997,388
    41,000,000   ARABELLA FINANCE LLC##++(p)                                         0.51       09/13/2010              40,992,483
    11,000,000   ARABELLA FINANCE LLC##++(p)                                         0.51       09/14/2010              10,997,815
     9,000,000   ARABELLA FINANCE LLC##++(p)                                         0.51       09/15/2010               8,998,075
    23,000,000   ARABELLA FINANCE LLC##++(p)                                         0.54       09/27/2010              22,990,698
    82,500,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.00       09/01/2010              82,500,000
   117,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.37       09/23/2010             116,972,298
    44,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.40       11/10/2010              43,965,778
   160,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.46       10/26/2010             159,885,111
   104,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.46       10/27/2010             103,923,964
    28,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.54       10/12/2010              27,982,461
    58,200,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.54       10/13/2010              58,162,655
    51,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.34       01/27/2011              50,965,105
    42,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.39       02/01/2011              41,969,760
   118,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.39       01/10/2011             118,000,000
    88,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.41       12/13/2010              88,002,522
    44,500,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.42       12/08/2010              44,501,243
   105,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.60       01/12/2011             104,998,082
    44,500,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.66       04/18/2011              44,502,772
    59,030,000   ASPEN FUNDING CORPORATION##++(p)                                    0.25       09/17/2010              59,023,179
    27,361,000   ASPEN FUNDING CORPORATION##++(p)                                    0.29       09/15/2010              27,357,701
    23,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.33       10/21/2010              22,989,139
    38,900,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.39       11/01/2010              38,873,634
    97,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.43       10/26/2010              96,934,794
   101,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.44       10/18/2010             100,940,663
    76,900,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.49       10/04/2010              76,864,754
    68,800,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.23       09/08/2010              68,796,428
   115,900,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.23       09/10/2010             115,892,467
   154,000,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.24       09/14/2010             153,985,541
    20,500,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.28       11/03/2010              20,489,955
    34,000,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.28       11/10/2010              33,981,489
   101,000,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.28       11/29/2010             100,930,086
    41,500,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.27       09/07/2010              41,497,856
    45,000,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.28       09/13/2010              44,995,500
    10,000,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.29       09/20/2010               9,998,364

                  60 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    9,000,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.40%        09/15/2010    $        8,998,495
    24,581,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.50         10/18/2010            24,564,693
    21,123,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.53         09/14/2010            21,118,677
     3,000,000   AZALEA TRACE INCORPORATED##                                         0.30         09/17/2010             2,999,573
    35,000,000   BANQUE ET CAISSE##                                                  0.25         09/30/2010            34,992,669
    31,050,000   BARTON CAPITAL CORPORATION##++(p)                                   0.27         10/06/2010            31,041,548
    83,000,000   BEETHOVEN FUNDING CORPORATION##++(p)                                0.21         09/02/2010            82,999,032
    32,600,000   BG ENERGY FINANCE INCORPORATED##++                                  0.55         09/27/2010            32,586,580
   200,000,000   BG ENERGY FINANCE INCORPORATED##++                                  0.55         09/28/2010           199,914,500
   100,000,000   BGL BNP PARIBAS SA##                                                0.30         09/08/2010            99,993,389
   154,000,000   BGL BNP PARIBAS SA##                                                0.41         11/10/2010           153,877,228
   102,000,000   BGL BNP PARIBAS SA##                                                0.49         10/28/2010           101,919,250
    90,000,000   BGL BNP PARIBAS SA##                                                0.55         09/29/2010            89,960,100
    90,300,000   BGL BNP PARIBAS SA##                                                0.57         10/05/2010            90,250,536
   166,000,000   BNP PARIBAS SA##                                                    0.65         11/09/2010           165,790,010
    53,000,000   BNZ INTERNATIONAL FUNDING LIMITED##++                               0.31         12/07/2010            52,955,730
    15,000,000   BNZ INTERNATIONAL FUNDING LIMITED##++                               0.34         09/15/2010            14,997,900
   131,700,000   BPCE SA##++                                                         0.42         09/13/2010           131,680,245
    22,500,000   BPCE SA##++                                                         0.45         12/01/2010            22,474,406
    48,100,000   BPCE SA##++                                                         0.45         11/08/2010            48,058,206
    36,600,000   CAFCO LLC##++(p)                                                    0.36         11/04/2010            36,576,576
   118,600,000   CAFCO LLC##++(p)                                                    0.50         10/06/2010           118,541,065
    16,400,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.37         11/03/2010            16,389,094
   128,000,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.38         11/10/2010           127,905,422
    57,000,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.45         10/28/2010            56,958,485
    56,200,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.46         10/22/2010            56,162,580
   165,000,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.47         10/20/2010           164,892,200
   222,000,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.49         10/18/2010           221,855,083
    34,400,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.52         10/08/2010            34,381,262
    99,000,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.53         10/07/2010            98,946,540
    71,400,000   CHARIOT FUNDING LLC##++(p)                                          0.23         09/15/2010            71,393,058
    17,000,000   CHARIOT FUNDING LLC##++(p)                                          0.27         12/03/2010            16,988,143
    18,300,000   CHARTA LLC##++(p)                                                   0.36         11/03/2010            18,288,471
    18,400,000   CHARTA LLC##++(p)                                                   0.36         11/05/2010            18,388,040
    15,000,000   CHARTA LLC##++(p)                                                   0.39         11/02/2010            14,989,667
    41,100,000   CHARTA LLC##++(p)                                                   0.45         09/16/2010            41,091,780
    47,300,000   CHARTA LLC##++(p)                                                   0.50         10/04/2010            47,277,888
    44,000,000   CHARTA LLC##++(p)                                                   0.50         10/08/2010            43,976,938
    38,850,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.34         09/15/2010            38,844,561
    82,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.51         10/06/2010            81,958,544
   163,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.51         10/07/2010           162,915,240
    18,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.51         10/08/2010            17,990,380
   111,000,000   COMMERZBANK US FINANCE##                                            0.00         09/01/2010           111,000,000
   114,000,000   COMMERZBANK US FINANCE##                                            0.24         09/09/2010           113,993,160
    45,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.30         09/02/2010            44,999,262
    20,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.52         09/08/2010            19,997,705
    47,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.54         09/20/2010            46,985,861
    50,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.55         09/23/2010            49,982,583
    50,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.55         09/24/2010            49,981,792
    22,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.55         09/29/2010            21,990,247
    23,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.55         09/15/2010            22,994,723
    75,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.56         09/22/2010            74,974,550
   116,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.56         09/21/2010           115,961,978
    36,600,000   CRC FUNDING LLC##++(p)                                              0.36         11/04/2010            36,576,576
    94,700,000   CRC FUNDING LLC##++(p)                                              0.50         10/04/2010            94,655,728
    43,000,000   CRC FUNDING LLC##++(p)                                              0.50         10/08/2010            42,977,462

                  Wells Fargo Advantage Money Market Funds 61


Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   93,000,000   CREDIT INDUSTIEL ET COMMERCIAL OF NEW YORK##                        0.70%        10/01/2010    $       93,000,000
    21,000,000   CREDIT SUISSE (NEW YORK)##                                          0.26         09/16/2010            20,997,550
    31,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.38         09/16/2010            30,994,833
    12,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.39         09/03/2010            11,999,607
    59,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.51         09/07/2010            58,994,199
    22,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.52         09/08/2010            21,997,475
    59,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.53         09/09/2010            58,992,264
   129,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.53         09/10/2010           128,980,973
    80,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/23/2010            79,972,133
    44,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/24/2010            43,983,977
    10,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/29/2010             9,995,567
    25,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/15/2010            24,994,264
    31,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.56         09/17/2010            30,991,871
    72,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/22/2010            71,976,061
    97,000,000   DANSKE CORPORATION##++                                              0.39         10/25/2010            96,941,800
    64,000,000   DANSKE CORPORATION##++                                              0.42         12/10/2010            63,925,333
    50,000,000   DANSKE CORPORATION##++                                              0.42         12/17/2010            49,937,583
    79,000,000   DANSKE CORPORATION##++                                              0.44         09/30/2010            78,971,364
    90,000,000   DANSKE CORPORATION##++                                              0.49         11/15/2010            89,906,250
   113,000,000   DEXIA DELAWARE##                                                    0.32         09/03/2010           112,996,955
    87,000,000   DEXIA DELAWARE##                                                    0.43         09/27/2010            86,971,725
    29,000,000   EBBETS FUNDING LLC##++(p)                                           0.30         09/03/2010            28,999,275
    54,000,000   EBBETS FUNDING LLC##++(p)                                           0.51         09/14/2010            53,989,275
    54,000,000   EBBETS FUNDING LLC##++(p)                                           0.53         09/24/2010            53,981,025
    26,000,000   ENI COORDINATION CENTER SA##++                                      0.27         09/21/2010            25,995,956
     9,000,000   ENI COORDINATION CENTER SA##++                                      0.34         11/05/2010             8,994,475
    10,900,000   ENI COORDINATION CENTER SA##++                                      0.34         09/29/2010            10,897,033
    13,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                  0.28         11/15/2010            12,992,417
   249,200,000   FORTIS FUNDING LLC##++                                              0.59         10/04/2010           249,060,656
    65,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.24         09/15/2010            64,993,427
    18,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.24         09/16/2010            17,998,050
    25,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.26         09/24/2010            24,995,688
    58,007,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.29         09/09/2010            58,002,746
    15,000,000   GOVCO LLC##++(p)                                                    0.28         11/30/2010            14,989,500
    23,900,000   GOVCO LLC##++(p)                                                    0.44         09/17/2010            23,895,007
    90,800,000   GRAMPIAN FUNDING LLC##++(p)                                         0.55         09/14/2010            90,780,655
    30,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.28         09/22/2010            29,994,925
    40,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.36         11/16/2010            39,969,600
    50,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.37         11/08/2010            49,965,056
    50,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.37         11/10/2010            49,964,028
    43,600,000   GRAMPIAN FUNDING LLC##++(p)                                         0.46         10/22/2010            43,570,970
    31,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.50         10/19/2010            30,978,920
   136,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.53         09/09/2010           135,981,867
   126,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.54         10/08/2010           125,928,775
    71,800,000   GRAMPIAN FUNDING LLC##++(p)                                         0.54         10/12/2010            71,755,026
   143,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.54         10/13/2010           142,908,242
    39,000,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.67         09/27/2010            38,980,565
    37,900,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.44         09/29/2010            37,886,735
    18,000,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.58         09/29/2010            17,991,600
    75,450,000   INTESA FUNDING LLC##                                                0.00         09/01/2010            75,450,000
    47,000,000   INTESA FUNDING LLC##                                                0.28         09/16/2010            46,994,125
    83,000,000   IRISH PERMANENT TREASURY##++                                        0.28         09/02/2010            82,998,732
    62,000,000   IRISH PERMANENT TREASURY##++                                        0.47         09/07/2010            61,994,317
    34,250,000   JUPITER SECURITIZATION COMPANIES LLC##++(p)                         0.27         12/03/2010            34,226,111
    43,000,000   LEGACY CAPITAL COMPANY##++(p)                                       0.55         09/24/2010            42,984,341
    53,000,000   LEGACY CAPITAL COMPANY##++(p)                                       0.55         09/15/2010            52,987,839

                  62 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   17,000,000   LEGACY CAPITAL COMPANY##++(p)                                       0.56%        09/17/2010    $       16,995,542
    63,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.30         09/02/2010            62,998,968
    11,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.44         09/15/2010            10,997,993
   118,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.51         09/07/2010           117,988,396
    18,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/23/2010            17,993,730
    47,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/24/2010            46,982,884
    74,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/14/2010            73,984,234
    74,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/16/2010            73,981,808
    25,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.56         09/21/2010            24,991,806
    21,300,000   LIBERTY STREET FUNDING COMPANY##++(p)                               0.00         09/01/2010            21,300,000
    57,500,000   LMA AMERICAS LLC##++(p)                                             0.17         09/03/2010            57,499,169
    24,500,000   LMA AMERICAS LLC##++(p)                                             0.37         09/15/2010            24,496,189
    30,950,000   LMA AMERICAS LLC##++(p)                                             0.38         09/21/2010            30,943,122
    83,800,000   LMA AMERICAS LLC##++(p)                                             0.40         10/25/2010            83,748,493
    29,000,000   LMA AMERICAS LLC##++(p)                                             0.33         10/18/2010            28,987,127
     9,100,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS+/-                            0.31         10/14/2010             9,096,522
     8,100,000   LOUIS DREYFUS CORPORATION##                                         0.52         09/08/2010             8,099,071
    98,189,000   MATCHPOINT MASTER TRUST##++(p)                                      0.25         09/13/2010            98,180,293
    30,456,000   MATCHPOINT MASTER TRUST##++(p)                                      0.34         11/10/2010            30,435,865
    25,650,000   MATCHPOINT MASTER TRUST##++(p)                                      0.37         11/05/2010            25,632,864
    15,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.39         11/03/2010            14,989,500
    17,800,000   MATCHPOINT MASTER TRUST##++(p)                                      0.44         10/22/2010            17,788,653
    34,065,000   MATCHPOINT MASTER TRUST##++(p)                                      0.46         10/21/2010            34,043,000
    14,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.24         09/24/2010            13,997,764
    16,806,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.25         09/08/2010            16,805,085
    27,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.33         11/12/2010            26,982,180
    21,500,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.49         10/12/2010            21,487,757
    58,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/20/2010            57,991,429
    74,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/21/2010            73,988,489
    38,000,000   NATEXIS BANQUES POPULAIRES##                                        0.63         10/01/2010            37,979,417
   118,600,000   NATEXIS BANQUES POPULAIRES##                                        0.68         10/06/2010           118,519,287
    20,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.42         12/15/2010            19,975,500
    99,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         10/07/2010            98,947,530
    54,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         10/08/2010            53,970,585
    46,700,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         09/20/2010            46,686,444
    56,200,000   NEWPORT FUNDING CORPORATION##++(p)                                  0.43         10/21/2010            56,165,656
    24,500,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.25         09/08/2010            24,498,618
    33,719,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.27         10/29/2010            33,704,332
    23,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.28         10/19/2010            22,991,360
    22,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.29         10/25/2010            21,990,430
    37,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.37         11/03/2010            36,976,043
    33,100,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.37         11/05/2010            33,077,887
    32,700,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.37         11/09/2010            32,676,810
    69,900,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.51         10/12/2010            69,858,603
    48,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.51         10/13/2010            48,570,516
    25,000,000   OAKLAND-ALAMEDA COUNTY+/-                                           0.30         09/07/2010            25,000,000
     3,800,000   PORT OF OAKLAND CALIFORNIA+/-                                       0.31         10/14/2010             3,798,548
    47,000,000   PRUDENTIAL PLC##++                                                  0.00         09/01/2010            47,000,000
    57,000,000   PRUDENTIAL PLC##++                                                  0.28         09/22/2010            56,990,358
    99,041,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.27         10/19/2010            99,004,024
   113,100,000   RBS HOLDINGS USA INCORPORATED##++                                   0.62         10/08/2010           113,026,768
    61,288,000   REGENCY MARKETS #1 LLC##++(p)                                       0.18         09/03/2010            61,287,081
    50,000,000   REGENCY MARKETS #1 LLC##++(p)                                       0.26         09/20/2010            49,992,875
    25,000,000   RHEIN-MAIN SECURITY LIMITED##++(p)                                  0.55         11/15/2010            24,970,833
    48,000,000   RHEIN-MAIN SECURITY LIMITED##++(p)                                  0.59         10/15/2010            47,964,800
    84,900,000   RHEIN-MAIN SECURITY LIMITED##++(p)                                  0.61         10/12/2010            84,840,050

                  Wells Fargo Advantage Money Market Funds 63


Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$  107,000,000   RHEINGOLD SECURITIZATION##++(p)                                     0.48%        09/20/2010    $      106,971,532
   142,300,000   RHEINGOLD SECURITIZATION##++(p)                                     0.59         10/15/2010           142,195,646
    26,000,000   RHEINGOLD SECURITIZATION##++(p)                                     0.59         10/26/2010            25,976,167
    16,150,000   RHEINGOLD SECURITIZATION##++(p)                                     0.61         10/12/2010            16,138,596
    54,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.42         09/14/2010            53,991,225
    31,400,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.42         09/16/2010            31,394,113
    10,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.43         09/22/2010             9,997,375
    33,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.43         09/24/2010            32,990,513
    12,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.44         10/18/2010            11,992,950
    46,500,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.26         09/21/2010            46,493,025
    17,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.26         09/22/2010            16,997,323
     9,900,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.26         09/08/2010             9,899,423
    26,700,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.27         09/24/2010            26,695,224
    12,800,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.49         10/04/2010            12,794,133
    44,900,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.52         10/12/2010            44,872,898
    53,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.53         10/05/2010            52,972,970
    36,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.56         09/28/2010            35,984,341
   101,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.56         10/01/2010           100,951,183
    30,500,000   SALISBURY RECEIVABLES COMPANY LLC##++(p)                            0.23         09/13/2010            30,497,458
    77,731,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.31         09/08/2010            77,731,000
     7,200,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.35         09/02/2010             7,200,000
     9,491,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.40         09/02/2010             9,491,000
    11,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.32         11/02/2010            10,993,938
   104,100,000   SCALDIS CAPITAL LLC##++(p)                                          0.40         09/03/2010           104,096,530
    33,300,000   SCALDIS CAPITAL LLC##++(p)                                          0.44         10/27/2010            33,276,690
   109,900,000   SCALDIS CAPITAL LLC##++(p)                                          0.50         10/19/2010           109,825,268
    25,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.53         10/15/2010            24,983,500
    44,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.53         09/09/2010            43,994,133
   152,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.54         09/10/2010           151,977,200
    66,900,000   SCALDIS CAPITAL LLC##++(p)                                          0.55         09/28/2010            66,871,226
    15,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.57         09/20/2010            14,995,250
    36,000,000   SHEFFIELD RECEIVABLE##++(p)                                         0.23         09/16/2010            35,996,250
   114,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.29         09/07/2010           113,993,635
    82,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.28         09/10/2010            81,993,543
   112,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.29         09/28/2010           111,974,380
   111,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.30         09/17/2010           110,984,460
    40,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.30         09/23/2010            39,992,422
    66,250,000   SOLITAIRE FUNDING LLC##++(p)                                        0.25         09/08/2010            66,246,393
    81,000,000   SOLITAIRE FUNDING LLC##++(p)                                        0.26         09/13/2010            80,992,440
     6,000,000   SOLITAIRE FUNDING LLC##++(p)                                        0.33         11/17/2010             5,995,765
     8,000,000   SOLITAIRE FUNDING LLC##++(p)                                        0.37         10/26/2010             7,995,356
    21,900,000   SOLITAIRE FUNDING LLC##++(p)                                        0.42         11/01/2010            21,884,043
     3,000,000   SOLITAIRE FUNDING LLC##++(p)                                        0.43         10/25/2010             2,998,020
   142,000,000   SOLITAIRE FUNDING LLC##++(p)                                        0.47         10/21/2010           141,905,333
    11,900,000   SOLITAIRE FUNDING LLC##++(p)                                        0.52         10/18/2010            11,891,766
    53,400,000   SOLITAIRE FUNDING LLC##++(p)                                        0.52         09/10/2010            53,392,258
   125,219,000   SOLITAIRE FUNDING LLC##++(p)                                        0.55         09/28/2010           125,165,470
    33,600,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.28         11/30/2010            33,576,480
    68,000,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.46         10/21/2010            67,955,612
    36,300,000   STARBIRD FUNDING CORPORATION##++(p)                                 0.55         09/16/2010            36,291,228
     5,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.22         09/08/2010             4,999,757
    12,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.22         09/09/2010            11,999,333
   103,735,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.23         11/16/2010           103,684,631
    72,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.29         11/02/2010            71,964,040
    11,859,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.30         10/25/2010            11,853,486

                  64 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   84,182,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.31%        11/01/2010    $       84,137,781
    85,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.31         11/01/2010            84,955,351
    20,028,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.33         10/13/2010            20,020,056
    60,483,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.33         10/14/2010            60,458,437
    28,878,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.33         10/18/2010            28,865,181
    14,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.26         09/27/2010            13,997,270
    23,000,000   SURREY FUNDING CORPORATION##++(p)                                   0.29         11/17/2010            22,985,734
    14,454,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.40         09/10/2010            14,452,410
    28,000,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.41         09/13/2010            27,995,893
    23,903,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.41         11/05/2010            23,884,874
    14,638,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.43         11/02/2010            14,626,908
    12,800,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.51         10/20/2010            12,790,940
    17,902,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.51         10/22/2010            17,888,812
     7,000,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.55         10/07/2010             6,996,080
    23,000,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.57         09/17/2010            22,993,867
    69,500,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.31         10/06/2010            69,478,378
    42,843,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.37         09/07/2010            42,839,930
   100,194,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.41         09/13/2010           100,179,086
    29,215,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.44         12/07/2010            29,180,364
    83,714,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.51         10/13/2010            83,663,214
    41,879,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.63         10/07/2010            41,851,779
    29,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.75         01/07/2011            28,922,667
    33,600,000   THUNDER BAY FUNDING LLC##++(p)                                      0.27         12/09/2010            33,575,052
    33,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         11/29/2010            32,975,525
    23,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         11/30/2010            22,982,750
    24,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##             0.30         12/01/2010            23,981,800
    95,000,000   UBS FINANCE DELAWARE LLC##                                          0.58         09/27/2010            94,958,834
   118,600,000   UBS FINANCE DELAWARE LLC##                                          0.66         11/08/2010           118,449,905
    23,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.25         09/02/2010            22,999,687
    23,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.38         09/08/2010            22,998,077
   147,900,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.40         09/03/2010           147,895,069
   108,600,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.68         10/01/2010           108,536,650
    48,000,000   VERSAILLES CDS LLC##++(p)                                           0.54         09/08/2010            47,994,213
    25,000,000   VERSAILLES CDS LLC##++(p)                                           0.59         09/17/2010            24,993,111
    11,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.53         09/07/2010            10,998,863
    19,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.55         09/09/2010            18,997,382
    10,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.59         09/23/2010             9,996,211
    28,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.61         10/12/2010            27,980,229
    21,742,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.19         09/03/2010            21,741,662
     3,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.24         09/14/2010             2,999,718
    29,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.24         09/15/2010            28,997,068
   100,111,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.24         09/13/2010           100,102,203
    23,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.31         12/03/2010            22,981,581
   114,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.38         08/19/2011           114,000,000
    63,200,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.39         02/03/2011            63,154,535
   125,000,000   WESTPAC SECURITIES NZ LIMITED##++                                   0.41         11/05/2010           125,000,000
    21,650,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.00         09/01/2010            21,650,000
    12,550,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.23         09/02/2010            12,549,837
     8,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.35         09/07/2010             7,999,453
    15,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.36         11/16/2010            14,988,600
    74,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.36         11/17/2010            73,943,020
     9,300,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.39         11/04/2010             9,293,387
    12,400,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.43         09/23/2010            12,396,590
TOTAL COMMERCIAL PAPER (COST $18,229,766,087)                                                                       18,229,766,087
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 65


Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CORPORATE BONDS & NOTES: 2.71%
CONSUMER DISCRETIONARY: 0.03%
DIVERSIFIED CONSUMER SERVICES: 0.03%
$   15,005,000   ACADEMY OF THE NEW CHURCH+/-ss                                      0.29%        02/01/2025    $       15,005,000
                                                                                                                ------------------
ENERGY: 0.01%
OIL, GAS & CONSUMABLE FUELS: 0.01%
     2,650,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                              0.55         10/01/2011             2,650,000
                                                                                                                ------------------
FINANCIALS: 2.60%
CAPITAL MARKETS: 0.05%
    19,500,000   BEAR STEARNS COMPANIES INCORPORATED+/-                              0.65         10/22/2010            19,501,552
                                                                                                                ------------------
COMMERCIAL BANKS: 0.08%
    31,800,000   WESTPAC BANKING CORPORATION+/-++                                    0.66         04/19/2011            31,822,311
                                                                                                                ------------------
CONSUMER FINANCE: 0.27%
    50,000,000   AMERICAN EXPRESS BANK FSB+/-                                        1.14         12/10/2010            50,121,539
    60,000,000   AMERICAN EXPRESS BANK FSB+/-ss                                      1.27         12/09/2011            60,777,613
                                                                                                                       110,899,152
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 1.66%
    89,000,000   BANK OF AMERICA CORPORATION+/-ss                                    1.07         12/02/2011            89,888,315
    86,900,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-         0.57         09/13/2010            86,903,893
    12,800,000   BANK OF SCOTLAND PLC+/-++                                           0.60         12/08/2010            12,787,957
    28,085,000   BEAR STEARNS COMPANIES INCORPORATED+/-                              0.59         08/15/2011            28,131,608
    42,000,000   CITIBANK NA+/-                                                      0.58         09/30/2010            42,000,000
    15,000,000   CITIGROUP FUNDING INCORPORATED+/-                                   0.35         05/05/2011            14,996,936
   158,000,000   CREDIT AGRICOLE SA (LONDON)                                         0.44         11/04/2010           157,873,600
    32,400,000   CREDIT AGRICOLE SA (LONDON)                                         0.46         09/07/2010            32,397,138
    10,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             0.62         03/11/2011            10,007,533
     9,000,000   INDEPENDENCE PLACE FORT CAMPBELL PATRIOTS LLC+/-ss                  0.35         01/01/2040             9,000,000
    16,507,000   JPMORGAN CHASE & COMPANY+/-                                         0.49         05/16/2011            16,516,394
   135,000,000   JPMORGAN CHASE & COMPANY+/-ss                                       1.07         12/02/2011           136,346,247
    30,210,000   PUTTABLE FLOATING OPTION TAXABLE RECEIPTS+/-ss++                    0.51         04/01/2026            30,210,000
    15,115,000   SF TARNS LLC+/-ss++                                                 0.35         12/01/2025            15,115,000
                                                                                                                       682,174,621
                                                                                                                ------------------
INSURANCE: 0.54%
   223,300,000   BERKSHIRE HATHAWAY INCORPORATED+/-                                  0.39         02/10/2011           223,304,424
                                                                                                                ------------------
HEALTH CARE: 0.07%
HEALTH CARE PROVIDERS & SERVICES: 0.07%
     3,000,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED                       0.30         09/17/2010             2,999,573
    10,000,000   AMERICAN ASSOCIATION OF RETIRED PERSONS+/-ss                        0.35         05/01/2031            10,000,000
    16,000,000   BAPTIST HOSPITAL INCORPORATED+/-ss                                  0.34         02/01/2040            16,000,000
                                                                                                                        28,999,573
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $1,114,356,633)                                                                  1,114,356,633
                                                                                                                ------------------

                  66 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
YANKEE CORPORATE BONDS & NOTES: 0.73%
FINANCIALS: 0.73%
COMMERCIAL BANKS: 0.73%
$   90,000,000   EKSPORTFINANS ASA+/-                                                0.30%        12/15/2010    $       90,000,000
    79,500,000   EKSPORTFINANS ASA+/-                                                0.35         09/22/2010            79,500,000
   132,000,000   SVENSKA HANDLESBANKEN AB+/-++                                       0.58         07/01/2011           131,987,911
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $301,487,911)                                                               301,487,911
                                                                                                                ------------------
US TREASURY SECURITIES: 0.83%
US TREASURY BILLS: 0.83%
   342,000,000   US TREASURY BILLS##                                                 0.22         11/18/2010           341,836,153
TOTAL US TREASURY SECURITIES (COST $341,836,153)                                                                       341,836,153
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 8.68%
    11,050,000   ABAG FINANCE AUTHORITY FOR NONPROFIT
                 CORPORATION CALIFORNIA OSHMAN FAMILY
                 JEWISH COMMUNITY (ECONOMIC DEVELOPMENT
                 REVENUE, LASALLE NATIONAL
                 BANK NA LOC)+/-ss                                                   0.23         06/01/2037            11,050,000
    69,300,000   ALASKA HOUSING FINANCE CORPORATION (HOUSING
                 REVENUE)+/-ss                                                       0.24         12/01/2040            69,300,000
    18,655,000   AUSTIN TX AIRPORT SYSTEM REVENUE (AIRPORT &
                 MARINA REVENUE, FSA INSURED)+/-ss                                   0.36         11/15/2025            18,655,000
    17,590,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES
                 (PARKING FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26         07/01/2032            17,590,000
    16,200,000   BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR
                 SERIES B (IDR, CITIBANK NA LOC)+/-ss                                0.28         12/01/2035            16,200,000
     4,170,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION
                 PROJECT SERIES A (IDR, KBC
                 BANK NV LOC)+/-ss                                                   0.30         12/01/2028             4,170,000
    16,000,000   CABELL COUNTY WV UNIVERSITY FACILITIES
                 (COLLEGE AND UNIVERSITY REVENUE)+/-ss                               0.33         07/01/2039            16,000,000
     4,000,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         10/01/2043             4,000,000
    35,245,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE
                 GENERALE LOC)+/-ss                                                  0.26         05/01/2040            35,245,000
    10,500,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES
                 A (HOUSING REVENUE,
                 FORTIS BANQUE LOC)+/-ss                                             0.28         08/01/2036            10,500,000
     9,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L
                 (HCFR, CITIBANK NA LOC)+/-ss                                        0.25         07/01/2033             9,000,000
    40,700,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H (HCFR,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26         07/01/2035            40,700,000
    21,400,000   CALIFORNIA PCFA PG&E SERIES C (IDR, JPMORGAN
                 CHASE LOC)+/-ss                                                     0.25         11/01/2026            21,400,000
    30,000,000   CALIFORNIA PCFA PG&E SERIES B (IDR, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.28         11/01/2026            30,000,000
     8,015,000   CALIFORNIA STANFORD HOSPITAL SERIES B (HFA
                 REVENUE, FNMA LOC)+/-ss                                             0.26         08/01/2036             8,015,000
    25,505,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C-7 (ELECTRIC REVENUE,
                 AGM INSURED)+/-ss                                                   0.30         05/01/2022            25,505,000
    66,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C1 (POWER REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.28         05/01/2022            66,100,000
    13,540,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C13 (UTILITIES REVENUE,
                 FIRST SECURITY BANK LOC)+/-ss                                       0.31         05/01/2022            13,540,000
     9,770,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C9 (ELECTRIC REVENUE,
                 CITIBANK NA LOC)+/-ss                                               0.23         05/01/2022             9,770,000
    20,000,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11
                 (POWER REVENUE, KBC BANK NV LOC)+/-ss                               0.27         05/01/2022            20,000,000
    44,500,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G
                 6 (WATER REVENUE, AGM INSURED)+/-ss                                 0.27         05/01/2017            44,500,000
    53,180,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.26         05/01/2040            53,180,000
    11,490,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER
                 REVENUE, KBC BANK NV LOC)+/-ss                                      0.29         05/01/2040            11,490,000
    16,000,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT
                 (PROPERTY TAX REVENUE, PERMANENT
                 SCHOOL FUND GUARANTEED)+/-ss                                        0.28         08/15/2032            16,000,000
     5,500,000   CHICAGO IL MIDWAY AIRPORT REVENUE (AIRPORT
                 REVENUE)+/-ss                                                       0.29         01/01/2025             5,500,000
    35,000,000   CITY OF NEWPORT BEACH CA (HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.24         12/01/2040            35,000,000

                   Wells Fargo Advantage Money Market Funds 67


Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES (continued)
$   29,000,000   CLARK COUNTY NV IDR (OTHER REVENUE)+/-ss                            0.35%        03/01/2038    $       29,000,000
    23,390,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE MUNICIPAL BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.27         11/01/2035            23,390,000
    12,500,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY
                 (HEALTH & HOSPITAL REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.27         01/01/2037            12,500,000
    27,145,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I
                 SERIES B 1 (SFMR, FNMA LOC)+/-ss                                    0.26         05/01/2038            27,145,000
     9,741,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
                 (HOUSING REVENUE,
                 GO OF AUTHORITY INSURED)+/-ss                                       0.40         10/01/2038             9,741,000
    29,980,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE
                 MULTIFAMILY PROJECT B II
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.29         05/01/2049            29,980,000
    18,900,000   CONNECTICUT STATE SERIES A1 (PROPERTY TAX
                 REVENUE)+/-ss                                                       0.28         03/01/2023            18,900,000
    19,000,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST
                 SAVINGS BANK LOC)+/-ss                                              0.26         11/01/2030            19,000,000
    28,000,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST
                 CORPORATION LOC)+/-ss                                               0.26         11/01/2030            28,000,000
    16,700,000   DELAWARE EDA IDR DELAWARE CLEAN POWER PROJECT
                 SERIES 1997-D
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.31         08/01/2029            16,700,000
    90,000,000   DELAWARE RIVER PORT AUTHORITY (HIGHWAY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         01/01/2026            90,000,000
    17,600,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.30         08/01/2029            17,600,000
    55,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT NO 1
                 (LEASE REVENUE, AGM INSURED)+/-ss                                   0.45         12/15/2037            55,000,000
    84,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES A (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                   0.38         12/15/2037            84,000,000
    81,200,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES B (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                   0.45         12/15/2037            81,200,000
    32,570,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST (PROPERTY
                 TAX REVENUE, PSF-GTD INSURED)+/-ss                                  0.45         02/01/2033            32,570,000
    10,450,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2
                 (RECREATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         02/01/2036            10,450,000
     9,645,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES
                 B2 (COLLEGE & UNIVERSITY REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         04/01/2041             9,645,000
     7,000,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY
                 (MISCELLANEOUS REVENUE,
                 PNC BANK NA LOC)+/-ss                                               0.26         04/01/2038             7,000,000
    11,700,000   DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA,
                 PNC BANK NA LOC)+/-ss                                               0.26         07/01/2037            11,700,000
    15,595,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO
                 WATER AGENCY SERIES A (LEASE REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.29         03/01/2036            15,595,000
    23,800,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION
                 HERMAN HEALTH (RECREATIONAL REVENUE, JPMORGAN
                 CHASE LOC)+/-ss                                                     0.26         06/01/2038            23,800,000
    22,900,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION YMCA GREATER
                 HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED
                 IRISH BANK LOC)+/-ss                                                1.00         06/01/2038            22,900,000
    16,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION (OTHER REVENUE)+/-ss                                    0.34         06/01/2027            16,000,000
    17,100,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT
                 CORPORATION SOLID WASTE DISPOSAL
                 RB DEER PARK REFINING PROJECT SERIES A (RESOURCE
                 RECOVERY REVENUE)+/-ss                                              0.25         03/01/2023            17,100,000
     6,000,000   HARRISONBURG VA REDEVELOPMENT AND HOUSING
                 AUTHORITY (HOUSING REVENUE)+/-ss                                    0.32         05/01/2026             6,000,000
    20,100,000   HOUSTON TX UTILITIES SYSTEM (WATER REVENUE,
                 STATE STREET
                 BANK AND TRUST COMPANY LOC)+/-ss                                    0.26         05/15/2034            20,100,000
     8,910,000   HOWARD COUNTY MD MFHR (HOUSING REVENUE)+/-ss                        0.29         07/15/2033             8,910,000
    47,577,000   ILLINOIS FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                 REVENUE)+/-ss                                                       0.25         07/01/2038            47,577,000
    29,350,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT RB
                 INDIANAPOLIS AIRPORT AUTHORITY
                 PROJECT SERIES 2008-C-1 (OTHER REVENUE, FSA
                 INSURED)+/-ss                                                       0.31         01/01/2037            29,350,000
     8,000,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST (ELECTRIC,
                 POWER & LIGHT REVENUE)+/-ss                                         0.32         02/01/2040             8,000,000
    20,000,000   KENTUCKY MUNICIPAL POWER AGENCY (POWER SYSTEMS
                 REVENUE, ASSURED
                 GUARANTY INSURED)+/-ss                                              0.31         09/01/2037            20,000,000
       975,000   KING COUNTY WA HOUSING AUTHORITY SERIES A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.31         07/01/2035               975,000
    12,240,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH
                 SYSTEM LANCASTER GENERAL HOSPITAL
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.29         07/01/2041            12,240,000
    22,000,000   LEE MEMORIAL HEALTH SYSTEM FL SERIES B (HCFR,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         04/01/2033            22,000,000
    12,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B
                 (HCFR, BANK OF AMERICA NA LOC)+/-ss                                 0.28         12/01/2037            12,000,000
    22,000,000   LOS ANGELES CA WASTE WATER SYSTEM REVENUE (SEWER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.30         06/01/2028            22,000,000

                  68 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES (continued)
$   32,615,000   LOS ANGELES CA MFHR (LOCAL OR GTD HOUSING REVENUE,
                 FNMA INSURED)+/-ss                                                  0.27%        03/15/2034    $       32,615,000
    20,000,000   LOS ANGELES CA WASTEWATER SYSTEMS SUB SERIES F-2
                 (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         06/01/2032            20,000,000
    11,915,000   LOUISIANA PUBLIC FACILITIES AUTHORITY (IDR, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.28         08/01/2023            11,915,000
    81,300,000   LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A
                 (UTILITIES REVENUE,
                 SOCIETE GENERALE LOC)+/-ss                                          0.30         11/01/2027            81,300,000
    13,560,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                 DEVELOPMENT RB
                 SERIES 2007-J (LOCAL OR GTD HOUSING REVENUE)+/-ss                   0.32         09/01/2031            13,560,000
    41,850,000   MASSACHUSETTS HEFA (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.27         10/01/2034            41,850,000
    15,000,000   MASSACHUSETTS STATE DEPARTMENT OF
                 TRANSPORTATION(HIGHWAY REVENUE TOLLS,
                 GO OF COMMONWEALTH INSURED)+/-ss                                    0.28         01/01/2029            15,000,000
     6,000,000   MASSACHUSETTS STATE DEPARTMENT OF
                 TRANSPORTATION(HIGHWAY REVENUE TOLLS,
                 GO OF COMMONWEALTH INSURED, BANK OF AMERICA NA LOC)+/-ss            0.31         01/01/2029             6,000,000
    27,500,000   MASSACHUSETTS STATE DEPARTMENT OF
                 TRANSPORTATION(HIGHWAY REVENUE TOLLS,
                 GO OF COMMONWEALTH INSURED, BANK OF AMERICA NA LOC)+/-ss            0.31         01/01/2039            27,500,000
    25,000,000   MASSACHUSETTS STATE HEFA (HEALTH & HOSPITAL REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         10/01/2038            25,000,000
     3,000,000   MASSACHUSETTS STATE HEFA (HEALTH & HOSPITAL REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         10/01/2048             3,000,000
    32,810,000   MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E
                 (WATER REVENUE,
                 GO OF AUTHORITY)+/-ss                                               0.27         08/01/2037            32,810,000
    27,700,000   METROPOLITAN WASHINGTON AIRPORTS AUTHORITY SUBSERIES
                 D-2 (AIRPORT REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2039            27,700,000
    17,000,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY
                 SUBSERIES D-1 (AIRPORT REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.27         10/01/2039            17,000,000
    15,000,000   MICHIGAN HEFA (EDUCATION REVENUE)+/-ss                              0.26         09/01/2037            15,000,000
    13,500,000   MICHIGAN STATE STRATEGIC FUND LIMITED TAXABLE
                 WATERFRONT SERIES A (IDR,
                 DEUTSCHE BANK AG LOC)+/-ss                                          0.33         03/01/2039            13,500,000
     4,750,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E
                 (HOUSING REVENUE,
                 GO OF AUTHORITY)+/-ss                                               0.29         07/01/2038             4,750,000
     5,950,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T
                 (HOUSING REVENUE,
                 GO OF AUTHORITY)+/-ss                                               0.29         07/01/2048             5,950,000
     9,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION (OTHER
                 REVENUE)+/-ss                                                       0.33         04/01/2022             9,000,000
       445,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER
                 REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.26         11/01/2028               445,000
    37,995,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY
                 TAX REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)+/-ss                                           0.39         11/01/2028            37,995,000
    23,700,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE
                 FACILITIES SERIES A (HFFA REVENUE,
                 BANK OF NOVA SCOTIA LOC)+/-ss                                       0.28         02/01/2040            23,700,000
    23,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE COUNTY LOAN
                 POOL SERIES 2008 (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         07/01/2038            23,000,000
    39,470,000   MUNICIPAL ENERGY ACQUISITION CORPORATION (GAS
                 REVENUE)+/-ss                                                       0.32         12/01/2016            39,470,000
    13,820,000   NEW HAMPSHIRE HEFAR DARTMOUTH HITCHCOCK OBLIGATION -A
                 (HEALTH, HOSPITAL & NURSING HOME REVENUE, AGM
                 INSURED)+/-ss                                                       0.36         08/01/2031            13,820,000
    21,135,000   NEW JERSEY EDFA (OTHER REVENUE, AGC-ICC INSURED)+/-ss               0.47         09/01/2022            21,135,000
    40,295,000   NEW JERSEY EDFA SCHOOL FACILITIES SERIES R-1 (OTHER
                 REVENUE,
                 BANK OF NOVA SCOTIA LOC)+/-ss                                       0.26         09/01/2031            40,295,000
    26,500,000   NEW JERSEY HCFR (HEALTH CARE REVENUE)+/-ss                          0.31         07/01/2041            26,500,000
    15,000,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY (HOUSING
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     0.37         11/01/2046            15,000,000
    22,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS
                 ROAD REVENUE, NATL-RE
                 INSURED, SOCIETE GENERALE LOC)+/-ss                                 0.32         01/01/2018            22,000,000
    87,400,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
                 SUBSERIES B-1 (WATER & SEWER
                 REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              0.27         06/15/2024            87,400,000
    21,105,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY (TAX
                 INCREMENTAL REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE INSURED)+/-ss                          0.38         11/01/2022            21,105,000

                  Wells Fargo Advantage Money Market Funds 69


Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES (continued)
$   11,500,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 142
                 (HOUSING REVENUE)+/-ss                                              0.32%        10/01/2037    $       11,500,000
    10,950,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 147
                 (HOUSING  REVENUE)+/-ss                                             0.30         04/01/2037            10,950,000
    20,000,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                 (TRANSPORTATION REVENUE,
                 FIRST SECURITY BANK LOC)+/-ss                                       0.32         11/15/2025            20,000,000
     9,000,000   NEW YORK MORTGAGE AGENCY HOMEOWNER RB SERIES
                 135 (HOUSING REVENUE)+/-ss                                          0.32         04/01/2037             9,000,000
     7,000,000   NEW YORK NY CITY HOUSING DEVELOPMENT
                 CORPORATION (HOUSING REVENUE)+/-ss                                  0.29         01/01/2016             7,000,000
     9,500,000   NEW YORK NY CITY HOUSING DEVELOPMENT
                 CORPORATION (HOUSING
                 REVENUE, CITIBANK NA LOC)+/-ss                                      0.31         01/01/2036             9,500,000
    31,730,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY
                 NYC RECOVERY SERIES 3
                 (TAX REVENUE)+/-ss                                                  0.38         11/01/2022            31,730,000
    29,970,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY
                 SERIES 3 SUBSERIES 3C
                 (SALES TAX REVENUE LOC)+/-ss                                        0.38         11/01/2022            29,970,000
    26,525,000   NEW YORK NY SERIES E-2 (PROPERTY TAX REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         08/01/2034            26,525,000
    10,000,000   NEW YORK NY SUBSERIES C-3 (PROPERTY TAX
                 REVENUE, BNP PARIBAS LOC)+/-ss                                      0.26         08/01/2020            10,000,000
    20,580,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX
                 REVENUE, BNP PARIBAS LOC)+/-ss                                      0.27         08/01/2020            20,580,000
    34,000,000   NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE,
                 ALLIED IRISH BANK PLC LOC)+/-ss                                     0.60         08/01/2023            34,000,000
    10,000,000   NEW YORK STATE HOUSING FINANCE AGENCY (HOUSING
                 REVENUE)+/-ss                                                       0.27         11/01/2037            10,000,000
     2,000,000   NEW YORK STATE HOUSING FINANCE AGENCY VICTORY
                 HOUSING SERIES 2004-A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.28         11/01/2033             2,000,000
    12,600,000   NEW YORK STATE MORTGAGE AGENCY HOMEOWNER
                 MORTGAGE SERIES 132 (HOUSING
                 REVENUE, DEXIA CREDIT SA SPA)+/-ss                                  0.31         04/01/2037            12,600,000
    13,000,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES
                 D (HCFR,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.24         12/01/2040            13,000,000
    31,400,000   NEWPORT BEACH CA REVENUE (HEALTH & HOSPITAL
                 REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26         12/01/2040            31,400,000
    10,730,000   NORTH CAROLINA MEDICAL CARE COMMISSION (HEALTH
                 & HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2037            10,730,000
     4,710,000   NORTH DAKOTA STATE HFA SERIES B (HOUSING
                 REVENUE, GO OF AUTHORITY INSURED)+/-ss                              0.29         07/01/2038             4,710,000
    10,000,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY (STUDENT
                 LOAN REVENUE,
                 GUARANTEED STUDENT LOANS, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.35         12/01/2035            10,000,000
    21,000,000   NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.27         01/01/2049            21,000,000
    13,225,000   OHIO STATE HIGHER EDUCATION FACILITIES
                 (EDUCATION REVENUE)+/-ss                                            0.30         01/15/2035            13,225,000
    20,175,000   ONONDAGA COUNTY NY CULTURE AND RECREATION
                 SYRACUSE UNIVERSITY
                 PROJECT SERIES A (OTHER REVENUE)+/-ss                               0.27         12/01/2029            20,175,000
    18,900,000   ORANGE COUNTY CA COP SANITATION DISTRICT SERIES
                 A (LEASE REVENUE)+/-ss                                              0.25         08/01/2029            18,900,000
    17,100,000   ORANGE COUNTY CA SANITATION DISTRICTS COP
                 SERIES B (LEASE REVENUE)+/-ss                                       0.25         08/01/2030            17,100,000
    16,000,000   OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT
                 SERIES E (HOUSING REVENUE)+/-ss                                     0.32         07/01/2038            16,000,000
    10,000,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 85C
                 (SFMR, FNMA INSURED)+/-ss                                           0.29         10/01/2035            10,000,000
    18,000,000   PHILADELPHIA PA SCHOOL DISTRICT (OTHER
                 REVENUE)+/-ss                                                       0.31         09/01/2030            18,000,000
    17,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2
                 (PROPERTY TAX REVENUE,
                 STATE AID WITHHOLDING)+/-ss                                         0.31         09/01/2030            17,000,000
    30,000,000   PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA
                 ENTERPRISES A (IDR)+/-ss                                            0.25         04/01/2040            30,000,000
    23,000,000   PORT TACOMA WA (OTHER REVENUE)+/-ss                                 0.25         12/01/2044            23,000,000
    10,305,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
                 4202 (PROPERTY TAX REVENUE,
                 FGIC INSURED)+/-ss                                                  0.55         01/01/2030            10,305,000
    12,000,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS
                 (MISCELLANEOUS REVENUE)+/-ss                                        0.31         05/01/2035            12,000,000
    17,140,000   RICHMOND IN REID HOSPITAL & HEALTH CARE
                 SERVICES INCORPORATED HOSPITAL AUTHORITY
                 HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
                 SECURITY BANK LOC)+/-ss                                             0.28         01/01/2040            17,140,000
    17,000,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE,
                 BANK OF NEW YORK LOC)+/-ss                                          0.27         02/01/2035            17,000,000
    65,000,000   SACRAMENTO COUNTY CA (MISCELLANEOUS REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         07/01/2020            65,000,000
    60,000,000   SACRAMENTO COUNTY CA (MISCELLANEOUS REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         07/01/2022            60,000,000
    45,625,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES A
                 (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                   0.26         04/01/2038            45,625,000
    77,720,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES B
                 (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                   0.27         04/01/2038            77,720,000

                  70 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES (continued)
$   58,839,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES C
                 (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)+/-ss                                                           0.28%        04/01/2038    $       58,839,000
    19,600,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION
                 SERIES 37-C
                 (AIRPORT & MARINA REVENUE, FSA INSURED)+/-ss                        0.32         05/01/2029            19,600,000
    18,290,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION
                 CA MOSCONE CENTER
                 (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.30         04/01/2030            18,290,000
     4,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY (OTHER REVENUE)+/-ss                                         0.31         11/01/2041             4,000,000
    10,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND
                 SERIES F (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26         06/01/2034            10,000,000
    10,800,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR,
                 FNMA INSURED)+/-ss                                                  0.30         05/01/2037            10,800,000
    24,830,000   SOUTH DAKOTA STATE HEFA AVERA HEALTH SUBSERIES A1
                 (OTHER REVENUE, US BANK NA LOC)+/-ss                                0.30         07/01/2038            24,830,000
   161,736,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY
                 PROJECT SERIES 2007-A
                 (NATURAL GAS REVENUE)+/-ss                                          0.29         08/01/2027           161,735,979
    50,500,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
                 TRANSMISSION PROJECT REVENUE (UTILITIES
                 REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                              0.28         07/01/2019            50,500,000
     2,100,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM
                 SERIES A (OTHER REVENUE)+/-ss                                       0.29         06/01/2045             2,100,000
    19,150,000   TEXAS STATE VETEPANS HOUSING ASSISTANCE
                 (MISCELLANEOUS REVENUE)+/-ss                                        0.40         12/01/2038            19,150,000
    13,350,000   TRIBOROUGH NL BRIDGE & TUNNEL AUTHORITY SERIES A
                 (HIGHWAY REVENUE,
                 GO OF AUTHORITY)+/-ss                                               0.32         11/01/2035            13,350,000
    18,000,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 MOTHER FRANCES
                 HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss               0.31         07/01/2020            18,000,000
       490,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F
                 (AIRPORT REVENUE, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.30         12/01/2016               490,000
     8,000,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F
                 (AIRPORT REVENUE, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.35         05/01/2020             8,000,000
     9,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY
                 UNITED HEALTH SYSTEMS SERIES A
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.25         06/01/2041             9,000,000
     8,665,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT (HOUSING
                 REVENUE)+/-ss                                                       0.35         09/01/2035             8,665,000
TOTAL MUNICIPAL BONDS & NOTES (COST $3,567,527,979)                                                                  3,567,527,979
                                                                                                                ------------------
REPURCHASE AGREEMENTS (z): 22.34%
   127,000,000   BANK OF AMERICA SECURITIES LLC, DATED 8/31/2010,
                 MATURITY VALUE $127,001,129 (1)                                     0.32         09/01/2010           127,000,000
    33,200,000   BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010,
                 MATURITY VALUE $33,200,231 (2)                                      0.25         09/01/2010            33,200,000
 1,475,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $1,475,009,833 (3)                                   0.24         09/01/2010         1,475,000,000
    46,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $46,000,422 (4)                                      0.33         09/01/2010            46,000,000
   514,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $514,003,712 (5)                                     0.26         09/01/2010           514,000,000
   350,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED
                 08/31/2010, MATURITY VALUE $350,002,431 (6)                         0.25         09/01/2010           350,000,000
 1,181,000,000   BNP PARIBUS SECURITIES CORPORATION, DATED
                 08/31/2010, MATURITY VALUE
                 $1,181,008,201 (7)                                                  0.24         09/01/2010         1,181,000,000
   295,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/31/2010,
                 MATURITY VALUE $295,002,131 (8)                                     0.26         09/01/2010           295,000,000
   590,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010,
                 MATURITY VALUE $590,003,933 (9)                                     0.24         09/01/2010           590,000,000
 1,122,150,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $1,122,157,793 (10)                                  0.25         09/01/2010         1,122,150,000
   230,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010,
                 MATURITY VALUE $230,001,533 (11)                                    0.24         09/01/2010           230,000,000
    57,000,000   HSBC SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $57,000,380 (12)                                                    0.24         09/01/2010            57,000,000
   590,000,000   JPMORGAN SECURITIES, DATED 08/31/2010, MATURITY
                 VALUE $590,008,194 (13)                                             0.25         09/01/2010           590,000,000
   756,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $756,005,040 (14)                                    0.24         09/01/2010           756,000,000
   885,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $885,006,392 (15)                                    0.26         09/01/2010           885,000,000
   932,000,000   SOCIETE GENERALE (NEW YORK), DATED 08/31/2010,
                 MATURITY VALUE $932,006,472 (16)                                    0.25         09/01/2010           932,000,000
TOTAL REPURCHASE AGREEMENTS (COST $9,183,350,000)                                                                    9,183,350,000
                                                                                                                ------------------
SECURED MASTER NOTE AGREEMENT: 2.01%
   671,638,000   BANK OF AMERICA SECURITIES LLC+/-ss                                 0.38         09/09/2034           671,638,000
   155,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                     0.52         01/19/2011           155,000,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $826,638,000)                                                                826,638,000
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 71


Portfolio of Investments--August 31, 2010 (Unaudited)

HERITAGE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TIME DEPOSITS: 9.02%
$  113,000,000   ALLIED IRISH BANKS PLC                                              0.65%        09/03/2010    $      113,000,000
   223,000,000   BANK OF IRELAND                                                     0.50         09/01/2010           223,000,000
   206,000,000   BANK OF IRELAND                                                     0.65         09/02/2010           206,000,000
   132,000,000   CITIBANK NA NASSAU                                                  0.22         09/01/2010           132,000,000
   431,000,000   CREDIT AGRICOLE                                                     0.25         09/01/2010           431,000,000
   333,000,000   DANSKE BANK A/S COPENHAGEN                                          0.26         09/02/2010           333,000,000
   102,000,000   DEXIA BANK GRAND CAYMAN                                             0.42         09/01/2010           102,000,000
   596,000,000   GROUPE BPCE                                                         0.26         09/01/2010           596,000,000
   117,000,000   HSBC BANK PLC                                                       0.23         09/01/2010           117,000,000
   611,000,000   KBC BANK NV BRUSSELS                                                0.20         09/01/2010           611,000,000
   333,000,000   NATIXIS CAYMAN ISLANDS                                              0.26         09/01/2010           333,000,000
   390,000,000   SOCIETE GENERALE PARIS                                              0.23         09/01/2010           390,000,000
   122,000,000   US BANK NA CAYMAN ISLANDS                                           0.20         09/01/2010           122,000,000
TOTAL TIME DEPOSITS (COST $3,709,000,000)                                                                            3,709,000,000
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $41,625,867,115)*                                   101.26%                                                   41,625,867,115
OTHER ASSETS AND LIABILITIES, NET                          (1.26)                                                     (517,141,119)
                                                          ------                                                ------------------
TOTAL NET ASSETS                                          100.00%                                               $   41,108,725,996
                                                          ------                                                ------------------

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon security. Rate represents yield to maturity.

(p)  Asset-backed commercial paper.

(z)  Collateralized by:

(1)  U.S. government securities, 5.00% to 5.50%, 12/1/2039 to 8/1/2040, market value including accrued interest is $130,810,000.

(2)  U.S. government securities, 3.69% to 6.00%, 5/1/2037 to 8/1/2040, market value including accrued interest is $34,196,000.

(3)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $1,504,500,012.

(4) Commercial papers, 0.00%, 9/20/2010 to 11/17/2010, market value is $46,920,000.

(5)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $524,280,012.

(6)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $360,500,000.

(7)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $1,204,620,012.

(8)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $303,850,000.

(9)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $601,804,024.

(10) U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $1,155,814,500.

(11) U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $234,600,165.

(12) U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $58,140,118.

(13) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $607,701,110.

(14) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $771,120,839.

(15) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $911,551,769.

(16) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $959,960,000.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   72 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 0.33%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.33%
$    1,000,000   FHLMCss+/-                                                          0.52%        09/03/2010    $        1,000,001
     1,000,000   FHLMCss+/-                                                          0.51         09/10/2010             1,000,003
    29,000,000   FHLMCss+/-                                                          0.23         02/02/2012            28,966,809
TOTAL AGENCY SECURITIES (COST $30,966,813)                                                                              30,966,813
                                                                                                                ------------------
BANKERS ACCEPTANCE NOTES: 0.60%
     7,300,000   BANK OF AMERICA NA##                                                0.49         09/07/2010             7,299,307
     1,400,000   BANK OF AMERICA NA##                                                0.55         09/16/2010             1,399,656
                 5,062,370 BANK OF AMERICA NA##                                      0.58         09/20/2010             5,060,740
                 43,105,307 BANK OF AMERICA NA##                                     0.36         09/30/2010            43,092,461
TOTAL BANKERS ACCEPTANCE NOTES (COST $56,852,164)                                                                       56,852,164
                                                                                                                ------------------
CERTIFICATES OF DEPOSIT: 9.36%
    25,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.33         12/10/2010            25,000,000
    68,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.32         02/14/2011            68,000,000
    55,000,000   ALLIED IRISH BANKS+/-                                               0.51         06/24/2011            55,000,000
    23,000,000   ALLIED IRISH BANKS+/-                                               0.53         07/12/2011            23,000,000
    32,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.34         01/25/2011            32,000,000
    26,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                          0.17         09/03/2010            25,999,624
    53,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.38         06/16/2011            53,000,000
    23,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.31         06/28/2011            23,000,000
    35,000,000   BARCLAYS BANK PLC+/-                                                0.51         01/21/2011            35,000,000
     9,000,000   BARCLAYS BANK PLC+/-                                                0.80         04/29/2011             9,000,000
     7,400,000   CREDIT AGRICOLE+/-                                                  0.65         09/09/2010             7,400,000
    82,000,000   DEXIA CREDIT LOCAL SA+/-                                            0.42         09/07/2010            82,000,000
    10,000,000   DEXIA CREDIT LOCAL SA+/-                                            0.44         08/01/2027            10,000,000
    48,000,000   DG BANK (NEW YORK)                                                  0.57         09/20/2010            48,000,000
    50,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.52         11/12/2010            50,000,000
    19,000,000   NATIXIS CORPORATION+/-                                              0.74         02/04/2011            19,000,000
    50,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.27         10/19/2010            50,000,000
     5,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.30         01/06/2011             5,000,000
    11,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.29         01/07/2011            11,000,000
    54,000,000   ROYAL BANK OF SCOTLAND PLC+/-                                       0.96         04/26/2011            54,000,000
    15,000,000   SKANDINAVISKA ENSKILDA BANKEN AB                                    0.33         09/01/2010            15,000,000
    10,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.36         02/22/2011            10,000,000
     5,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      1.33         05/05/2011             5,000,000
    47,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.65         08/12/2011            47,000,000
    25,000,000   TD BANK FINANCIAL GROUP+/-                                          0.30         02/04/2011            25,000,339
     3,000,000   UNICREDIT SPA (NEW YORK)                                            0.48         09/10/2010             3,000,022
    65,000,000   UNICREDIT SPA (NEW YORK)                                            0.44         09/14/2010            65,000,000
    28,000,000   WESTPAC BANKING CORPORATION+/-++                                    0.54         09/17/2010            28,000,045
TOTAL CERTIFICATES OF DEPOSIT (COST $883,400,030)                                                                      883,400,030
                                                                                                                ------------------
COMMERCIAL PAPER: 52.61%
    26,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.16         09/02/2010            25,999,762
    17,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.25         09/16/2010            16,998,088
    11,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.55         11/08/2010            10,988,364
    10,000,000   ABBEY NATIONAL NORTH AMERICA LLC##(p)                               0.54         11/15/2010             9,988,542

                   Wells Fargo Advantage Money Market Funds 73


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   32,000,000   ABN AMRO FUNDING USA LLC++##                                        0.27%        09/10/2010    $       31,997,589
     6,000,000   ABN AMRO FUNDING USA LLC++##                                        0.27         09/13/2010             5,999,420
     3,800,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.41         10/29/2010             3,797,429
     5,700,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.39         11/05/2010             5,695,883
     3,600,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.43         11/09/2010             3,596,964
    13,900,000   AMSTERDAM FUNDING CORPORATION++##(p)                                0.39         11/10/2010            13,889,189
     4,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.65         09/01/2010             4,000,000
    22,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.32         09/02/2010            21,999,603
    23,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.43         09/03/2010            22,999,169
     3,000,000   ANGLO IRISH BANK CORPORATION LIMITED++##                            0.56         09/07/2010             2,999,675
    25,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.20         09/03/2010            24,999,583
     9,030,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.41         09/08/2010             9,029,175
    14,300,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.41         09/10/2010            14,298,356
    10,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.31         09/15/2010             9,998,717
     6,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.31         09/20/2010             5,998,955
     2,100,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.55         10/06/2010             2,098,836
     2,200,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.54         10/12/2010             2,198,621
     8,000,000   ANTALIS US FUNDING CORPORATION++##(p)                               0.53         10/14/2010             7,994,840
    26,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                              0.42         10/20/2010            26,000,000
    50,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                              0.38         01/11/2011            50,000,000
     4,000,000   ARABELLA FINANCE LLC++##(p)                                         0.50         09/10/2010             3,999,450
    10,000,000   ARABELLA FINANCE LLC++##(p)                                         0.51         09/13/2010             9,998,167
     2,000,000   ARABELLA FINANCE LLC++##(p)                                         0.51         09/14/2010             1,999,603
     2,000,000   ARABELLA FINANCE LLC++##(p)                                         0.51         09/15/2010             1,999,572
     5,000,000   ARABELLA FINANCE LLC++##(p)                                         0.54         09/27/2010             4,997,978
    27,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.60         09/01/2010            27,000,000
    38,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.43         09/23/2010            37,989,599
    24,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.54         10/12/2010            23,984,967
    43,100,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.54         10/13/2010            43,072,344
    17,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.46         10/27/2010            16,987,571
    23,000,000   ARGENTO FUNDING COMPANIES LIMITED++##(p)                            0.39         11/10/2010            22,982,111
    10,500,000   ASB FINANCE LIMITED (LONDON)++                                      0.42         12/08/2010            10,500,293
    21,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.41         12/13/2010            21,000,602
    16,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.39         01/10/2011            16,000,000
    18,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.60         01/12/2011            17,999,672
    43,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.34         01/27/2011            42,970,578
    36,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.39         02/01/2011            35,974,080
    10,500,000   ASB FINANCE LIMITED (LONDON)++                                      0.66         04/18/2011            10,500,654
    14,800,000   ASPEN FUNDING CORPORATION++##(p)                                    0.29         09/15/2010            14,798,216
    17,400,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.49         10/04/2010            17,392,025
    12,900,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.44         10/18/2010            12,892,421
     9,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.33         10/21/2010             8,995,750
    21,200,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.40         10/25/2010            21,186,962
     2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.43         10/26/2010             1,998,656
     9,800,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                    0.39         11/01/2010             9,793,358
    24,500,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.23         09/08/2010            24,498,726
    33,500,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.23         09/10/2010            33,497,823
    49,000,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.24         09/14/2010            48,995,399
     2,500,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.28         11/03/2010             2,498,775
     1,869,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.28         11/10/2010             1,867,982
    11,000,000   ATLANTIS ONE FUNDING CORPORATION++##(p)                             0.28         11/29/2010            10,992,386
    10,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.28         09/13/2010             9,999,000
     5,200,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.50         09/14/2010             5,198,990
     4,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.40         09/15/2010             3,999,331
     2,307,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.29         09/20/2010             2,306,623

                   74 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    5,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.49%        10/18/2010    $        4,996,703
     4,000,000   AUTOBAHN FUNDING COMPANY LLC++##(p)                                 0.33         10/26/2010             3,997,922
     8,000,000   BANQUE ET CAISSE D'EPARGNE DE E'TAT##                               0.25         09/30/2010             7,998,324
     7,000,000   BARTON CAPITAL CORPORATION++##(p)                                   0.27         10/06/2010             6,998,094
    19,000,000   BEETHOVEN FUNDING CORPORATION++##(p)                                0.21         09/02/2010            18,999,778
    12,800,000   BG ENERGY FINANCE INCORPORATED++##                                  0.55         09/27/2010            12,794,731
    23,000,000   BGL BNP PARIBAS SA##                                                0.30         09/08/2010            22,998,479
    45,000,000   BGL BNP PARIBAS SA##                                                0.55         09/29/2010            44,980,049
    19,600,000   BGL BNP PARIBAS SA##                                                0.56         10/05/2010            19,589,264
     1,500,000   BGL BNP PARIBAS SA##                                                0.49         10/28/2010             1,498,813
    72,000,000   BGL BNP PARIBAS SA##                                                0.65         11/09/2010            71,908,920
    34,000,000   BGL BNP PARIBAS SA##                                                0.40         11/10/2010            33,972,895
     3,000,000   BNZ INTERNATIONAL FUNDING LIMITED++##                               0.31         12/07/2010             2,997,494
    15,700,000   BPCE SA++##                                                         0.42         09/13/2010            15,697,645
    15,300,000   BPCE SA++##                                                         0.45         11/08/2010            15,286,706
    30,000,000   BPCE SA++##                                                         0.45         12/01/2010            29,965,876
    21,400,000   CAFCO LLC++##(p)                                                    0.50         10/06/2010            21,389,390
    10,600,000   CAFCO LLC++##(p)                                                    0.35         11/04/2010            10,593,216
     8,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.53         10/07/2010             7,995,680
     7,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.52         10/08/2010             6,996,187
    42,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.49         10/18/2010            41,972,583
    64,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.47         10/20/2010            63,958,187
    13,700,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.46         10/22/2010            13,690,878
    16,600,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.41         10/28/2010            16,589,065
     5,200,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.37         11/03/2010             5,196,542
    20,000,000   CANCARA ASSET SECURITISATION LLC++##(p)                             0.37         11/10/2010            19,985,222
    21,200,000   CHARIOT FUNDING LLC++##(p)                                          0.23         09/15/2010            21,197,939
     2,000,000   CHARIOT FUNDING LLC++##(p)                                          0.27         12/03/2010             1,998,605
    11,700,000   CHARTA LLC++##(p)                                                   0.45         09/16/2010            11,697,660
     8,600,000   CHARTA LLC++##(p)                                                   0.49         10/04/2010             8,595,980
     9,000,000   CHARTA LLC++##(p)                                                   0.50         10/08/2010             8,995,283
    11,300,000   CHARTA LLC++##(p)                                                   0.39         11/02/2010            11,292,216
     5,300,000   CHARTA LLC++##(p)                                                   0.35         11/03/2010             5,296,661
     5,300,000   CHARTA LLC++##(p)                                                   0.35         11/05/2010             5,296,555
     7,200,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.34         09/15/2010             7,198,992
    14,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.51         10/06/2010            13,992,922
    39,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.51         10/07/2010            38,979,720
    10,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                          0.51         10/08/2010             9,994,655
    26,000,000   COMMERZBANK US FINANCE##                                            0.30         09/01/2010            26,000,000
    25,000,000   COMMERZBANK US FINANCE##                                            0.24         09/09/2010            24,998,500
    15,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.30         09/02/2010            14,999,754
     4,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.52         09/08/2010             3,999,541
    28,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.55         09/15/2010            27,993,576
     6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.54         09/20/2010             5,998,195
    27,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.56         09/21/2010            26,991,150
    27,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.56         09/22/2010            26,990,708
    17,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.55         09/24/2010            16,993,809
    13,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                            0.55         09/29/2010            12,994,237
    17,100,000   CRC FUNDING LLC++##(p)                                              0.49         10/04/2010            17,092,006
    10,000,000   CRC FUNDING LLC++##(p)                                              0.50         10/08/2010             9,994,759
    10,600,000   CRC FUNDING LLC++##(p)                                              0.35         11/04/2010            10,593,216
    29,000,000   CREDIT INDUSTRIAL ET COMMERCIAL - NEW YORK                          0.70         10/01/2010            29,000,000
     6,000,000   CREDIT SUISSE (NEW YORK)##                                          0.26         09/16/2010             5,999,300
     8,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.39         09/03/2010             7,999,737
    15,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.51         09/07/2010            14,998,525

                   Wells Fargo Advantage Money Market Funds 75


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    5,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.52%        09/08/2010    $        4,999,426
    35,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.52         09/09/2010            34,995,410
    27,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.53         09/10/2010            26,996,018
    31,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/15/2010            30,992,887
     6,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.38         09/16/2010             5,999,000
    14,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.56         09/17/2010            13,996,329
     7,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.54         09/22/2010             6,997,673
    21,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/23/2010            20,992,685
     4,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/24/2010             3,998,543
     6,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                  0.55         09/29/2010             5,997,340
    14,200,000   DANSKE CORPORATION++##                                              0.43         09/30/2010            14,194,853
    37,000,000   DANSKE CORPORATION++##                                              0.39         10/25/2010            36,977,800
    34,500,000   DANSKE CORPORATION++##                                              0.49         11/15/2010            34,464,063
     4,000,000   DANSKE CORPORATION++##                                              0.42         12/10/2010             3,995,333
     3,150,000   DANSKE CORPORATION++##                                              0.42         12/17/2010             3,146,068
    26,000,000   DEXIA DELAWARE##                                                    0.32         09/03/2010            25,999,299
    20,000,000   DEXIA DELAWARE##                                                    0.43         09/27/2010            19,993,500
    14,400,000   DISTRICT OF COLUMBIA WATER AND SEWER AUTHORITY                      0.28         10/14/2010            14,400,000
     7,000,000   EBBETS FUNDING LLC++##(p)                                           0.30         09/03/2010             6,999,825
    12,000,000   EBBETS FUNDING LLC++##(p)                                           0.51         09/14/2010            11,997,617
    13,000,000   EBBETS FUNDING LLC++##(p)                                           0.53         09/24/2010            12,995,432
     8,200,000   ENI COORDINATION CENTER SA++##                                      0.27         09/21/2010             8,198,724
     5,850,000   ENI COORDINATION CENTER SA++##                                      0.34         09/29/2010             5,848,408
     1,078,000   FAIRWAY FINANCE CORPORATION++##(p)                                  0.28         11/15/2010             1,077,371
    52,500,000   FORTIS FUNDING LLC++##(p)                                           0.59         10/04/2010            52,470,644
    10,700,000   GEMINI SECURITIZATION CORPORATION LLC++##(p)                        0.29         09/09/2010            10,699,215
    15,000,000   GEMINI SECURITIZATION CORPORATION LLC++##(p)                        0.24         09/15/2010            14,998,483
     5,000,000   GEMINI SECURITIZATION CORPORATION LLC++##(p)                        0.26         09/24/2010             4,999,138
     4,300,000   GOVCO LLC++##(p)                                                    0.44         09/17/2010             4,299,102
     1,000,000   GOVCO LLC++##(p)                                                    0.28         11/30/2010               999,300
    10,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.55         09/14/2010             9,997,869
    13,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.53         09/09/2010            12,998,267
     6,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.28         09/22/2010             5,998,985
    37,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.54         10/08/2010            36,979,085
    14,100,000   GRAMPIAN FUNDING LLC++##(p)                                         0.54         10/12/2010            14,091,167
    44,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.54         10/13/2010            43,971,767
     4,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.50         10/19/2010             3,997,280
     8,100,000   GRAMPIAN FUNDING LLC++##(p)                                         0.46         10/22/2010             8,094,607
    10,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.39         11/08/2010             9,992,444
    10,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.36         11/10/2010             9,992,806
    30,000,000   GRAMPIAN FUNDING LLC++##(p)                                         0.36         11/16/2010            29,977,200
    56,600,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.39         09/29/2010            56,582,102
    10,900,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.43         09/29/2010            10,896,185
     2,000,000   INTESA FUNDING LLC##                                                0.30         09/01/2010             2,000,000
    48,000,000   INTESA FUNDING LLC##                                                0.28         09/16/2010            47,994,000
    19,000,000   IRISH PERMANENT TREASURY++##                                        0.27         09/02/2010            18,999,710
    14,000,000   IRISH PERMANENT TREASURY++##                                        0.47         09/07/2010            13,998,717
     4,000,000   JUPITER SECURITIZATION COMPANIES LLC++##(p)                         0.27         12/03/2010             3,997,210
    66,000,000   LEGACY CAPITAL COMPANY++##(p)                                       0.55         09/15/2010            65,984,857
     8,000,000   LEGACY CAPITAL COMPANY++##(p)                                       0.56         09/17/2010             7,997,902
     7,000,000   LEGACY CAPITAL COMPANY++##(p)                                       0.55         09/24/2010             6,997,451
    19,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.29         09/02/2010            18,999,689
    22,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.51         09/07/2010            21,997,836
    38,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/14/2010            37,991,904
     6,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.52         09/15/2010             5,998,697
    38,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/16/2010            37,990,658

                   76 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    3,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.56%        09/21/2010    $        2,999,017
     4,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/23/2010             3,998,607
     6,000,000   LEXINGTON PARKER CAPITAL++##(p)                                     0.55         09/24/2010             5,997,815
    16,000,000   LIBERTY STREET FUNDING COMPANY++##(p)                               0.27         09/01/2010            16,000,000
    13,000,000   LMA AMERICAS LLC++##(p)                                             0.17         09/03/2010            12,999,812
     2,600,000   LMA AMERICAS LLC++##(p)                                             0.37         09/15/2010             2,599,596
     5,700,000   LMA AMERICAS LLC++##(p)                                             0.38         09/21/2010             5,698,733
    11,000,000   LMA AMERICAS LLC++##(p)                                             0.27         09/23/2010            10,998,118
    16,000,000   LMA AMERICAS LLC++##(p)                                             0.33         10/18/2010            15,992,898
    10,700,000   LMA AMERICAS LLC++##(p)                                             0.45         10/25/2010            10,692,715
     6,700,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS##                             0.31         10/14/2010             6,697,439
    10,400,000   LOUIS DREYFUS CORPORATION##                                         0.52         09/08/2010            10,398,807
    56,500,000   MATCHPOINT MASTER TRUST++##(p)                                      0.25         09/13/2010            56,494,993
    28,000,000   MATCHPOINT MASTER TRUST++##(p)                                      0.25         09/27/2010            27,994,742
     4,000,000   MATCHPOINT MASTER TRUST++##(p)                                      0.46         10/21/2010             3,997,416
     3,300,000   MATCHPOINT MASTER TRUST++##(p)                                      0.44         10/22/2010             3,297,896
    11,300,000   MATCHPOINT MASTER TRUST++##(p)                                      0.39         11/03/2010            11,292,090
    10,500,000   MATCHPOINT MASTER TRUST++##(p)                                      0.36         11/05/2010            10,492,985
    14,000,000   MATCHPOINT MASTER TRUST++##(p)                                      0.34         11/10/2010            13,990,744
    12,400,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.24         09/08/2010            12,399,325
     1,000,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.24         09/24/2010               999,840
    12,100,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.49         10/12/2010            12,093,110
    17,000,000   MONT BLANC CAPITAL CORPORATION++##(p)                               0.33         11/12/2010            16,988,780
    14,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/20/2010            13,997,931
    18,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/21/2010            17,997,200
    47,000,000   NATEXIS BANQUES POPULAIRES##                                        0.63         10/01/2010            46,974,542
    21,400,000   NATEXIS BANQUES POPULAIRES##                                        0.68         10/06/2010            21,385,436
    12,500,000   NATIONWIDE BUILDING SOCIETY++##                                     0.52         09/20/2010            12,496,371
    21,600,000   NATIONWIDE BUILDING SOCIETY++##                                     0.52         10/07/2010            21,588,552
     9,000,000   NATIONWIDE BUILDING SOCIETY++##                                     0.52         10/08/2010             8,995,098
     8,000,000   NATIONWIDE BUILDING SOCIETY++##                                     0.42         12/15/2010             7,990,200
    18,000,000   NEWPORT FUNDING CORPORATION++##(p)                                  0.26         09/22/2010            17,997,165
    13,700,000   NEWPORT FUNDING CORPORATION++##(p)                                  0.43         10/21/2010            13,691,628
    10,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.25         09/08/2010             9,999,436
    16,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.51         10/12/2010            16,590,169
    11,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.51         10/13/2010            11,592,963
     3,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.27         10/29/2010             3,598,434
    15,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.36         11/03/2010            14,990,288
    13,600,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.36         11/05/2010            13,590,914
    13,200,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                      0.36         11/09/2010            13,190,639
     6,000,000   OAKLAND-ALAMEDA COUNTY+/-                                           0.30         09/07/2010             6,000,000
     2,800,000   PORT OF OAKLAND CALIFORNIA+/-                                       0.31         10/14/2010             2,798,930
    11,000,000   PRUDENTIAL PLC++##                                                  0.47         09/01/2010            11,000,000
    13,000,000   PRUDENTIAL PLC++##                                                  0.28         09/22/2010            12,997,801
    44,500,000   RANGER FUNDING COMPANY LLC++##(p)                                   0.25         09/13/2010            44,495,995
     6,000,000   RANGER FUNDING COMPANY LLC++##(p)                                   0.27         10/19/2010             5,997,760
    25,700,000   RBS HOLDINGS USA INCORPORATED++##                                   0.61         10/08/2010            25,683,360
    14,000,000   REGENCY MARKETS #1 LLC++##(p)                                       0.18         09/03/2010            13,999,790
    42,100,000   RHEIN-MAIN SECURITY LIMITED++##(p)                                  0.61         10/12/2010            42,070,273
    35,000,000   RHEIN-MAIN SECURITY LIMITED++##(p)                                  0.54         10/15/2010            34,976,350
     8,000,000   RHEIN-MAIN SECURITY LIMITED++##(p)                                  0.55         11/15/2010             7,990,667
    42,100,000   RHEINGOLD SECURITIZATION++##(p)                                     0.46         09/20/2010            42,089,343
    12,200,000   RHEINGOLD SECURITIZATION++##(p)                                     0.61         10/12/2010            12,191,385
    37,100,000   RHEINGOLD SECURITIZATION++##(p)                                     0.59         10/15/2010            37,072,793
     6,000,000   RHEINGOLD SECURITIZATION++##(p)                                     0.59         10/26/2010             5,994,500
    12,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.42         09/14/2010            11,998,050

                   Wells Fargo Advantage Money Market Funds 77


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    2,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.43%        09/22/2010    $        1,999,475
     8,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.43         09/24/2010             7,997,700
     1,000,000   ROMULUS FUNDING CORPORATION++##(p)                                  0.44         10/18/2010               999,413
     2,500,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/08/2010             2,499,854
    11,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/21/2010            10,998,350
     2,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/22/2010             1,999,685
     2,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/22/2010             1,999,685
    36,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.26         09/24/2010            35,993,777
    14,100,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.56         09/28/2010            14,093,867
     5,800,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.49         10/04/2010             5,797,342
     9,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.52         10/05/2010             8,995,410
    10,700,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                    0.52         10/12/2010            10,693,542
     7,000,000   SALISBURY RECEIVABLES COMPANY LLC++                                 0.23         09/13/2010             6,999,417
     5,200,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.35         09/02/2010             5,200,000
     7,000,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.40         09/02/2010             7,000,000
    12,500,000   SCALDIS CAPITAL LLC++##(p)                                          0.40         09/03/2010            12,499,583
     3,000,000   SCALDIS CAPITAL LLC++##(p)                                          0.53         09/09/2010             2,999,600
     6,000,000   SCALDIS CAPITAL LLC++##(p)                                          0.54         09/10/2010             5,999,100
     9,000,000   SCALDIS CAPITAL LLC++##(p)                                          0.57         09/20/2010             8,997,150
    13,300,000   SCALDIS CAPITAL LLC++##(p)                                          0.55         09/28/2010            13,294,344
    31,000,000   SCALDIS CAPITAL LLC++(p)##                                          0.53         10/15/2010            30,979,540
    12,600,000   SCALDIS CAPITAL LLC++(p)##                                          0.50         10/19/2010            12,591,432
     7,300,000   SCALDIS CAPITAL LLC++(p)##                                          0.44         10/27/2010             7,294,890
    20,000,000   SHEFFIELD RECEIVABLES CORPORATION++##(p)                            0.23         09/16/2010            19,997,917
    26,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.29         09/07/2010            25,998,548
    18,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.28         09/10/2010            17,998,583
    25,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.30         09/17/2010            24,996,500
     9,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.30         09/23/2010             8,998,295
    25,000,000   SKANDINAVISKA ENSKILDA BANKEN AB++##                                0.29         09/28/2010            24,994,281
    20,600,000   SOLITAIRE FUNDING LLC++(p)##                                        0.24         09/08/2010            20,598,879
    10,000,000   SOLITAIRE FUNDING LLC++(p)##                                        0.52         09/10/2010             9,998,551
    44,500,000   SOLITAIRE FUNDING LLC++(p)##                                        0.26         09/13/2010            44,495,847
     8,100,000   SOLITAIRE FUNDING LLC++(p)##                                        0.55         09/28/2010             8,096,538
     1,400,000   SOLITAIRE FUNDING LLC++(p)##                                        0.52         10/18/2010             1,399,031
    18,000,000   SOLITAIRE FUNDING LLC++(p)##                                        0.47         10/21/2010            17,988,000
     1,000,000   SOLITAIRE FUNDING LLC++(p)##                                        0.43         10/25/2010               999,340
     3,600,000   SOLITAIRE FUNDING LLC++(p)##                                        0.37         10/26/2010             3,597,910
     8,400,000   SOLITAIRE FUNDING LLC++(p)##                                        0.42         11/01/2010             8,393,880
    28,200,000   SOLITAIRE FUNDING LLC++(p)##                                        0.34         11/15/2010            28,180,025
     7,400,000   STARBIRD FUNDING CORPORATION++(p)##                                 0.54         09/16/2010             7,398,211
     8,000,000   STARBIRD FUNDING CORPORATION++(p)##                                 0.46         10/21/2010             7,994,778
     3,600,000   STARBIRD FUNDING CORPORATION++(p)##                                 0.28         11/30/2010             3,597,480
     2,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.22         09/08/2010             1,999,903
     5,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.22         09/09/2010             4,999,722
     2,500,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.33         10/13/2010             2,499,008
     7,600,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.33         10/14/2010             7,596,914
     3,400,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.33         10/18/2010             3,398,491
     8,800,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.30         10/25/2010             8,795,908
    21,619,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.31         11/01/2010            21,607,644
    32,200,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.31         11/01/2010            32,183,086
    38,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.29         11/02/2010            37,981,021
    11,000,000   STRAIGHT-A FUNDING LLC++(p)##                                       0.23         11/16/2010            10,994,659
     3,000,000   SURREY FUNDING CORPORATION++(p)##                                   0.26         09/27/2010             2,999,415
     2,000,000   SURREY FUNDING CORPORATION++(p)##                                   0.29         11/17/2010             1,998,759
     6,400,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.40         09/10/2010             6,399,296

                   78 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   34,000,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.41%        09/13/2010    $       33,995,013
     6,000,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.56         09/17/2010             5,998,400
     8,000,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.54         10/07/2010             7,995,520
     1,500,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.51         10/20/2010             1,498,938
     7,300,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.50         10/22/2010             7,294,736
     5,600,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.43         11/02/2010             5,595,756
     9,700,000   TASMAN FUNDING INCORPORATED++(p)##                                  0.41         11/05/2010             9,692,644
    10,200,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.37         09/07/2010            10,199,269
    38,500,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.34         09/13/2010            38,495,330
    20,100,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.31         10/06/2010            20,093,747
     9,000,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.63         10/07/2010             8,994,150
    28,000,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.51         10/13/2010            27,983,013
     5,947,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.31         11/18/2010             5,943,006
     8,500,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.44         12/07/2010             8,489,923
    17,000,000   THAMES ASSET GLOBAL SECURITIZATION++(p)##                           0.74         01/07/2011            16,954,667
     3,600,000   THUNDER BAY FUNDING LLC++(p)##                                      0.27         12/09/2010             3,597,327
     3,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO
                 INCORPORATED##                                                      0.30         11/29/2010             2,997,775
     2,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO
                 INCORPORATED##                                                      0.30         11/30/2010             1,998,500
     2,000,000   TOYOTA FINANCIAL SERVICES DE PUERTO RICO
                 INCORPORATED##                                                      0.30         12/01/2010             1,998,483
    24,000,000   UBS FINANCE DELAWARE LLC##                                          0.58         09/27/2010            23,989,600
    21,400,000   UBS FINANCE DELAWARE LLC##                                          0.66         11/08/2010            21,372,917
     5,000,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.24         09/02/2010             4,999,932
    32,900,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.40         09/03/2010            32,898,904
     5,000,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.38         09/08/2010             4,999,582
    23,600,000   UNICREDIT DELAWARE INCORPORATED++##                                 0.68         10/01/2010            23,586,234
    13,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.53         09/07/2010            12,998,657
     7,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.54         09/08/2010             6,999,156
     2,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.55         09/09/2010             1,999,724
    16,500,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.58         09/17/2010            16,495,454
    24,000,000   VERSAILLES COMMERCIAL PAPER LLC++(p)##                              0.61         10/12/2010            23,983,053
    16,400,000   VICTORY RECEIVABLES CORPORATION++(p)##                              0.19         09/03/2010            16,399,745
    23,200,000   VICTORY RECEIVABLES CORPORATION++(p)##                              0.24         09/13/2010            23,197,962
     7,000,000   VICTORY RECEIVABLES CORPORATION++(p)##                              0.24         09/15/2010             6,999,292
    28,000,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.41         11/05/2010            28,000,000
     2,000,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.31         12/03/2010             1,998,398
    35,600,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.39         02/03/2011            35,574,390
    25,000,000   WESTPAC SECURITIES NZ LIMITED++##                                   0.38         08/19/2011            25,000,000
     5,200,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.42         09/01/2010             5,200,000
     4,700,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.24         09/02/2010             4,699,938
     6,000,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.35         09/07/2010             5,999,590
     4,600,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.43         09/23/2010             4,598,735
     7,000,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.39         11/04/2010             6,995,022
    47,000,000   WINDMILL FUNDING CORPORATION++(p)##                                 0.36         11/16/2010            46,964,280
TOTAL COMMERCIAL PAPER (COST $4,966,902,928)                                                                         4,966,902,928
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 4.46%
ENERGY: 0.02%
ENERGY EQUIPMENT & SERVICES: 0.02%
     1,900,000   SEARIVER MARITIME INCORPORATED(i)ss                                 0.55         10/01/2011             1,900,000
                                                                                                                ------------------
FINANCIALS: 4.36%
CAPITAL MARKETS: 0.10%
     7,000,000   BEAR STEARNS & COMPANY INCORPORATED+/-                              0.59         08/15/2011             7,010,104
     2,000,000   MORGAN STANLEYss                                                    1.39         12/01/2011             2,022,731
                                                                                                                         9,032,835
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds 79


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL BANKS: 0.55%
$   34,000,000   PNC FUNDING CORPORATION                                             0.82%        06/22/2011    $       34,090,989
    11,000,000   STATE STREET BANK & TRUST COMPANY SERIES FRN                        0.74         09/15/2011            11,029,251
     7,000,000   WESTPAC BANKING CORPORATION++                                       0.66         04/19/2011             7,004,911
                                                                                                                        52,125,151
                                                                                                                ------------------
CONSUMER FINANCE: 0.32%
    30,000,000   AMERICAN EXPRESS BANK FSBss                                         1.27         12/09/2011            30,388,806
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 2.76%
    45,000,000   BANK OF AMERICA CORPORATIONss                                       1.07         12/02/2011            45,449,158
    81,000,000   BANK OF AMERICA CORPORATIONss                                       1.36         12/02/2011            81,891,613
     3,000,000   BANK OF SCOTLAND PLC++                                              0.60         12/08/2010             2,997,177
    37,000,000   CITIBANK NA                                                         0.58         09/30/2010            37,000,000
     1,000,000   CITIGROUP FUNDING INCORPORATED                                      0.35         11/15/2011               999,221
     7,700,000   CREDIT AGRICOLE SA (LONDON)                                         0.45         09/07/2010             7,699,320
    10,509,000   GBG LLC++ss                                                         0.28         09/01/2027            10,509,000
    18,000,000   GENERAL ELECTRIC CAPITAL CORPORATIONss                              1.47         12/09/2011            18,228,929
     2,500,000   INDEPENDENCE PLACE FORT CAMPBELL PATRIOTS LLCss                     0.35         01/01/2040             2,500,000
     3,000,000   JPMORGAN CHASE & COMPANYss                                          0.49         05/16/2011             3,001,707
    50,000,000   JPMORGAN CHASE & COMPANYss                                          1.07         12/02/2011            50,498,610
                                                                                                                       260,774,735
                                                                                                                ------------------
INSURANCE: 0.45%
    42,375,000   BERKSHIRE HATHAWAY INCORPORATED                                     0.39         02/10/2011            42,376,052
                                                                                                                ------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.16%
    15,430,000   LTF REAL ESTATE I LLC++ss+/-                                        0.35         06/01/2033            15,430,000
                                                                                                                ------------------
THRIFTS & MORTGAGE FINANCE: 0.02%
     2,000,000   US CENTRAL FEDERAL CREDIT UNION                                     0.52         10/19/2011             2,000,751
                                                                                                                ------------------
HEALTH CARE: 0.08%
HEALTH CARE PROVIDERS & SERVICES: 0.08%
     2,930,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                  0.26         11/15/2029             2,930,000
     4,500,000   BAPTIST HOSPITAL INCORPORATED+/-ss                                  0.34         02/01/2040             4,500,000
                                                                                                                         7,430,000
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $421,458,330)                                                                      421,458,330
                                                                                                                ------------------
MUNICIPAL BONDS & NOTESss: 9.76%
ALABAMA: 0.65%
    21,100,000   LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A
                 (UTILITIES REVENUE,
                 SOCIETE GENERALE LOC)+/-ss                                          0.30         11/01/2027            21,100,000
    40,355,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY
                 PROJECT SERIES 2007-A
                 (NATURAL GAS REVENUE)+/-ss                                          0.29         08/01/2027            40,355,000
                                                                                                                        61,455,000
                                                                                                                ------------------
ALASKA: 0.10%
     9,000,000   ALASKA HOUSING FINANCE CORPORATION (HOUSING
                 REVENUE)+/-ss                                                       0.24         12/01/2040             9,000,000
                                                                                                                ------------------
ARIZONA: 0.15%
    14,465,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE
                 STADIUM (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC)+/-ss                                     2.00         07/01/2036            14,465,000
                                                                                                                ------------------

                   80 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA: 2.44%
$   21,910,000   ABAG FINANCE AUTHORITY FOR NONPROFIT
                 CORPORATION CALIFORNIA JEWISH HOME SAN
                 FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK
                 PLC LOC)+/-ss                                                       1.00%        11/15/2035    $       21,910,000
     2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT
                 CORPORATION CALIFORNIA OSHMAN FAMILY
                 JEWISH COMMUNITY (ECONOMIC DEVELOPMENT
                 REVENUE, LASALLE NATIONAL
                 BANK NA LOC)+/-ss                                                   0.23         06/01/2037             2,000,000
    11,145,000   ABAG FINANCE AUTHORITY FOR NONPROFIT
                 CORPORATIONS CALIFORNIA MFHR GENEVA POINTE
                 APARTMENTS A (HOUSING REVENUE, FNMA INSURED)+/-ss                   0.28         03/15/2037            11,145,000
     1,125,000   CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY
                 PROJECT SERIES 2007 (COLLEGE & UNIVERSITY
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                            3.00         04/01/2039             1,125,000
     8,450,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         10/01/2043             8,450,000
     6,500,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE
                 GENERALE LOC)+/-ss                                                  0.26         05/01/2040             6,500,000
     2,000,000   CALIFORNIA HEFA CATHOLIC HEALTHCARE SERIES C
                 (HCFR, MBIA INSURED)+/-ss                                           0.29         07/01/2020             2,000,000
     2,000,000   CALIFORNIA HFA PROGRAM SERIES A (HOUSING
                 REVENUE, FORTIS BANQUE LOC)+/-ss                                    0.28         08/01/2036             2,000,000
       200,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H (HCFR,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26         07/01/2035               200,000
     7,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES
                 B (IDR, JPMORGAN CHASE BANK LOC)+/-ss                               0.28         11/01/2026             7,000,000
     8,700,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C-7 (ELECTRIC REVENUE,
                 AGM INSURED)+/-ss                                                   0.30         05/01/2022             8,700,000
    23,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C1 (POWER REVENUE, DEXIA
                 CREDIT SA LOC)+/-ss                                                 0.28         05/01/2022            23,000,000
     8,640,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                 SERIES C13 (UTILITIES REVENUE,
                 FIRST SECURITY BANK LOC)+/-ss                                       0.31         05/01/2022             8,640,000
     8,090,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G
                 6 (WATER REVENUE, AGM INSURED)+/-ss                                 0.27         05/01/2017             8,090,000
     2,000,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER
                 REVENUE, KBC BANK NV LOC)+/-ss                                      0.29         05/01/2040             2,000,000
     3,500,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING
                 SERIES Y (HOUSING REVENUE,
                 FNMA INSURED)+/-ss                                                  0.29         08/01/2031             3,500,000
     3,500,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS
                 APARTMENTS SERIES M (MFHR, FNMA INSURED)+/-ss                       0.29         08/15/2034             3,500,000
     5,065,000   CAMARILLO CA HACIENDA DE CAMARILLO PROJECT
                 (MFHR, FNMA INSURED)+/-ss                                           0.28         10/15/2026             5,065,000
     4,000,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS
                 SERIES B (MFHR, FHLMC INSURED)+/-ss                                 0.28         07/01/2036             4,000,000
     3,000,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO
                 WATER AGENCY SERIES A (LEASE REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.29         03/01/2036             3,000,000
     6,500,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES
                 A (MFHR, FHLMC INSURED)+/-ss                                        0.28         08/01/2018             6,500,000
       500,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE
                 APARTMENTS (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.27         10/01/2019               500,000
     8,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR
                 BONDS (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.30         09/01/2030             8,500,000
     4,000,000   ORANGE COUNTY CA COP SANITATION DISTRICT
                 SERIES A (LEASE REVENUE)+/-ss                                       0.25         08/01/2029             4,000,000
     4,000,000   ORANGE COUNTY CA COP SANITATION DISTRICTS
                 SERIES B (LEASE REVENUE)+/-ss                                       0.25         08/01/2030             4,000,000
    21,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.30         02/01/2035            21,000,000
    16,900,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.30         03/01/2037            16,900,000
     7,350,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.30         10/01/2035             7,350,000
     4,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY
                 SHADWOOD APARTMENTS PROJECT ISSUE A
                 (MFHR, FHLMC INSURED)+/-ss                                          0.28         12/01/2022             4,000,000
     3,500,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS
                 PROJECT SERIES A (HOUSING REVENUE,
                 FNMA INSURED)+/-ss                                                  0.28         01/15/2033             3,500,000
     3,500,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE
                 GARDEN APARTMENTS SERIES B
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.28         01/15/2035             3,500,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT
                 COMMISSION SERIES 37-C (AIRPORT & MARINA
                 REVENUE, FSA INSURED)+/-ss                                          0.32         05/01/2029             5,000,000
     2,000,000   SAN FRANCISCO CA CITY & COUNTY FINANCE
                 CORPORATION CA MOSCONE CENTER (LEASE
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.30         04/01/2030             2,000,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY (MFHR, FNMA INSURED)+/-ss                                    0.28         06/15/2034             5,000,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY COMMUNITY FACILITIES
                 DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA
                 NA LOC)+/-ss                                                        0.26         08/01/2032             5,000,000

                   Wells Fargo Advantage Money Market Funds 81


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    1,800,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                 INSURED)+/-ss                                                       0.30%        09/15/2032    $        1,800,000
                                                                                                                       230,375,000
                                                                                                                ------------------
COLORADO: 1.46%
     2,000,000   AURORA CO CHILDRENS HOSPITAL ASSOCIATION PROJECT-B
                 (HFFA REVENUE,
                 ALLIED IRISH BANK PLC LOC)+/-ss                                     2.15         12/01/2036             2,000,000
     4,870,500   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
                 (HOUSING REVENUE, GO OF
                 AUTHORITY INSURED)+/-ss                                             0.40         10/01/2038             4,870,500
    47,980,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE
                 MULTIFAMILY PROJECT B II (HOUSING
                 REVENUE, FNMA INSURED)+/-ss                                         0.29         05/01/2049            47,980,000
    76,825,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES A (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                   0.38         12/15/2037            76,825,000
     6,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES B (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                   0.45         12/15/2037             6,000,000
                                                                                                                       137,675,500
                                                                                                                ------------------
CONNECTICUT: 0.05%
     5,000,000   NEW BRITAIN CT TAXABLE PENSION SERIES C (PROPERTY
                 TAX REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.36         02/01/2026             5,000,000
                                                                                                                ------------------
DELAWARE: 0.08%
     4,000,000   DELAWARE ECONOMIC DEVELOPMENT AGENCY CLEAN POWER
                 PROJECT SERIES 1997-D
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.31         08/01/2029             4,000,000
     3,000,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.30         08/01/2029             3,000,000
                                                                                                                         7,000,000
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 0.18%
     2,000,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2
                 (RECREATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         02/01/2036             2,000,000
     9,000,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY
                 (MISCELLANEOUS REVENUE,
                 PNC BANK NA LOC)+/-ss                                               0.26         04/01/2038             9,000,000
     5,000,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY
                 SUBSERIES D-2 (AIRPORT REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2039             5,000,000
                                                                                                                        16,000,000
                                                                                                                ------------------
FLORIDA: 0.12%
     5,000,000   LEE MEMORIAL FL HEALTH SYSTEM SERIES B (HCFR, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.25         04/01/2033             5,000,000
     6,115,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE
                 SCHOOL REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         06/01/2032             6,115,000
                                                                                                                        11,115,000
                                                                                                                ------------------
ILLINOIS: 0.02%
     1,000,000   CHICAGO IL MIDWAY AIRPORT (AIRPORT REVENUE)+/-ss                    0.29         01/01/2025             1,000,000
     1,000,000   COOK COUNTY IL GO (OTHER REVENUE, NORTHERN TRUST
                 CORPORATION LOC)+/-ss                                               0.26         11/01/2030             1,000,000
                                                                                                                         2,000,000
                                                                                                                ------------------
INDIANA: 0.05%
     5,000,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT
                 INDIANAPOLIS AIRPORT AUTHORITY PROJECT
                 SERIES 2008-C-1 (OTHER REVENUE, FSA INSURED)+/-ss                   0.31         01/01/2037             5,000,000
                                                                                                                ------------------
KENTUCKY: 0.07%
     6,200,000   WARREN COUNTY KY IDA (OTHER REVENUE)+/-ss                           0.45         12/01/2018             6,200,000
                                                                                                                ------------------
MARYLAND: 0.06%
     3,000,000   HOWARD COUNTY MD MULTIFAMILY HOUSING REFUNDING REVENUE
                 BOND (HOUSING REVENUE)+/-ss                                         0.29         07/15/2033             3,000,000
     3,000,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                 DEVELOPMENT SERIES 2007-J
                 (HOUSING REVENUE, KBC BANK NV LOC)+/-ss                             0.32         09/01/2031             3,000,000
                                                                                                                         6,000,000
                                                                                                                ------------------

                   82 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MASSACHUSETTS: 0.14%
$    2,450,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON
                 COLLEGE B (OTHER REVENUE,
                 CITIBANK NA LOC)+/-ss                                               0.27%        10/01/2031    $        2,450,000
     2,000,000   MASSACHUSETTS HEFA (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.27         10/01/2034             2,000,000
     2,000,000   MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION
                 SERIES A6 (TOLL REVENUE,
                 BANK OF AMERICA LOC)+/-ss                                           0.28         01/01/2029             2,000,000
     2,500,000   MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION
                 SERIES A7 (TOLL REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.31         01/01/2029             2,500,000
     1,000,000   MASSACHUSETTS STATE HEFA SERIES N-3 (HCFR, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.26         10/01/2048             1,000,000
     2,810,000   MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E
                 (WATER REVENUE, GO OF AUTHORITY)+/-ss                               0.27         08/01/2037             2,810,000
                                                                                                                        12,760,000
                                                                                                                ------------------
MICHIGAN: 0.10%
     7,000,000   MICHIGAN HIGHER EDUCATION FACILITIES (EDUCATION
                 REVENUE)+/-ss                                                       0.26         09/01/2037             7,000,000
     2,000,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT
                 REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.35         05/01/2020             2,000,000
                                                                                                                         9,000,000
                                                                                                                ------------------
MINNESOTA: 0.04%
     4,100,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                 APARTMENTS LP
                 SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                 LOC)+/-ss                                                           0.38         10/01/2038             4,100,000
                                                                                                                ------------------
MISSISSIPPI: 0.29%
    27,310,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.26         11/01/2028            27,308,859
                                                                                                                ------------------
NEBRASKA: 0.05%
     4,980,000   CENTRAL PLAINS NE NEBRASKA GAS PROJECT NO. 2 SERIES
                 2009 (NATURAL GAS REVENUE)+/-ss                                     0.31         08/01/2039             4,980,000
                                                                                                                ------------------
NEVADA: 0.06%
     6,000,000   CLARK COUNTY NV INDUSTRIAL DEVELOPMENT (OTHER
                 REVENUE)+/-ss                                                       0.35         03/01/2038             6,000,000
                                                                                                                ------------------
NEW HAMPSHIRE: 0.03%
     3,000,000   NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK OBLIGATION SERIES
                 A (HCFR, AGM INSURED)+/-ss                                          0.36         08/01/2031             3,000,000
                                                                                                                ------------------
NEW JERSEY: 0.60%
     4,000,000   NEW JERSEY EDA NUI CORPORATION PROJECT SERIES A
                 (NATURAL GAS REVENUE)+/-ss                                          0.23         06/01/2026             4,000,000
     9,000,000   NEW JERSEY EDA SCHOOL FACILITIES SERIES R-1 (OTHER
                 REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                              0.26         09/01/2031             9,000,000
     1,000,000   NEW JERSEY HEALTH CARE FACILITIES (HCFR, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.31         07/01/2041             1,000,000
    10,000,000   NEW JERSEY SPORT & EXPOSITION AUTHORITY (OTHER
                 REVENUE)+++/-ss                                                     0.36         11/15/2010            10,000,000
     9,550,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY
                 TAXABLE SERIES 4 (HOUSING
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     0.50         11/01/2037             9,550,000
    13,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C (TRANSIT
                 REVENUE, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.26         06/15/2032            13,000,000
    10,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS
                 ROAD REVENUE, NATL-RE INSURED,
                 SOCIETE GENERALE LOC)+/-ss                                          0.32         01/01/2018            10,000,000
                                                                                                                        56,550,000
                                                                                                                ------------------
NEW YORK: 0.65%
     1,000,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 147
                 (HOUSING REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.30         04/01/2037             1,000,000
     6,000,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                 (TRANSPORTATION REVENUE,
                 FIRST SECURITY BANK LOC)+++/-ss                                     0.32         11/15/2025             6,000,000
     1,600,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION
                 (HOUSING REVENUE)+/-ss                                              0.29         01/01/2016             1,600,000
    13,300,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY
                 CLASS A (OTHER REVENUE,
                 FGIC INSURED)+/-ss                                                  0.31         07/15/2036            13,300,000
     6,000,000   NEW YORK NY SERIES E-2 (PROPERTY TAX REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.25         08/01/2034             6,000,000
     5,000,000   NEW YORK NY SUBSERIES C-3 (PROPERTY TAX REVENUE, BNP
                 PARIBAS LOC)+/-ss                                                   0.26         08/01/2020             5,000,000
     1,000,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE BNP
                 PARIBAS LOC)+/-ss                                                   0.27         08/01/2020             1,000,000

                   Wells Fargo Advantage Money Market Funds 83


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$    3,000,000   NEW YORK STATE HOUSING FINANCE AGENCY (HOUSING
                 REVENUE)+/-ss                                                       0.27%        11/01/2037    $        3,000,000
    10,600,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE
                 600 WEST 42ND B (OTHER REVENUE,
                 BANK OF NEW YORK LOC)+/-ss                                          0.39         11/01/2041            10,600,000
    10,400,000   NEW YORK STATE HOUSING FINANCE AGENCY VICTORY
                 HOUSING SERIES 2004-A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.28         11/01/2033            10,400,000
     3,000,000   ONONDAGA COUNTY NY CULTURE AND RECREATION
                 SYRACUSE UNIVERSITY PROJECT SERIES A
                 (OTHER REVENUE)+/-ss                                                0.27         12/01/2029             3,000,000
                                                                                                                        60,900,000
                                                                                                                ------------------
NORTH CAROLINA: 0.04%
     4,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION (HEALTH &
                 HOSPITAL REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2037             4,000,000
                                                                                                                ------------------
NORTH DAKOTA: 0.02%
     1,900,000   NORTH DAKOTA STATE HFA SERIES B (HOUSING
                 REVENUE, GO OF AUTHORITY INSURED)+/-ss                              0.29         07/01/2038             1,900,000
                                                                                                                ------------------
OHIO: 0.49%
    21,700,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY                                                            21,700,000
                 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                0.27         01/01/2037
     7,304,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE
                 SERIES I (HOUSING REVENUE,
                 GNMA INSURED)+/-ss                                                  0.26         09/01/2039             7,304,000
     8,658,000   OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES
                 PROGRAM (HOUSING REVENUE,
                 GNMA INSURED)+/-ss                                                  0.30         09/01/2029             8,658,000
     4,000,000   OHIO STATE HIGHER EDUCATION FACILITIES
                 (EDUCATION REVENUE)+/-ss                                            0.30         01/15/2035             4,000,000
     4,900,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A
                 (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.26         11/01/2029             4,900,000
                                                                                                                        46,562,000
                                                                                                                ------------------
OREGON: 0.07%
     3,000,000   OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT
                 SERIES E (HOUSING REVENUE,
                 KBC BANK NV LOC)+/-ss                                               0.32         07/01/2038             3,000,000
     3,782,000   UMATILLA INDIAN RESERVATION OR CONFEDERATED
                 TRIBES (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         12/01/2028             3,782,000
                                                                                                                         6,782,000
                                                                                                                ------------------
OTHER: 0.02%
     2,000,000   PUTTABLE FLOATING OPTION TAX- EXEMPT RECEIPTS
                 4202 (PROPERTY TAX REVENUE,
                 FGIC INSURED)+/-ss                                                  0.55         01/01/2030             2,000,000
                                                                                                                ------------------
PENNSYLVANIA: 0.34%
     4,000,000   BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR SERIES
                 B (IDR, CITIBANK NA LOC)+/-ss                                       0.28         12/01/2035             4,000,000
    13,000,000   DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA,
                 PNC BANK NA LOC)+/-ss                                               0.26         07/01/2037            13,000,000
    15,000,000   PHILADELPHIA PA SCHOOL DISTRICT (GO - LOCAL,
                 BANK OF AMERICA LOC)+/-ss                                           0.31         09/01/2030            15,000,000
                                                                                                                        32,000,000
                                                                                                                ------------------
SOUTH DAKOTA: 0.02%
     2,000,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY
                 (MFHR, FNMA INSURED)+/-ss                                           0.30         05/01/2037             2,000,000
                                                                                                                ------------------
TENNESSEE: 0.23%
     5,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE MUNICIPAL BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.27         11/01/2035             5,000,000
     2,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
                 COUNTY TN WEATHERLY RIDGE
                 APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-ss                   0.33         12/01/2041             2,000,000
     5,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE COUNTY LOAN POOL
                 SERIES 2008 (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         07/01/2038             5,000,000
    10,000,000   MUNICIPAL ENERGY ACQUISITION CORPORATION (GAS
                 REVENUE)+++/-ss                                                     0.32         12/01/2016            10,000,000
                                                                                                                        22,000,000
                                                                                                                ------------------

                   84 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TEXAS: 0.68%
$   10,255,000   BEXAR COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION
                 (HCFR, JPMORGAN CHASE BANK NA LOC)+/-ss                             0.32%        12/01/2032    $       10,255,000
     5,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION HERMAN HEALTH
                 (RECREATIONAL REVENUE, JPMORGAN CHASE BANK NA LOC)+/-ss             0.26         06/01/2038             5,000,000
     5,300,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION YMCA GREATER
                 HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED IRISH
                 BANK LOC)+/-ss                                                      1.00         06/01/2038             5,300,000
     1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION (OTHER REVENUE)+/-ss                                    0.34         06/01/2027             1,000,000
     4,000,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                 SOLID WASTE DISPOSAL RB DEER
                 PARK REFINING PROJECT SERIES A (RESOURCE RECOVERY
                 REVENUE)+/-ss                                                       0.25         03/01/2023             4,000,000
     6,000,000   HOUSTON TX UTILITIES SYSTEM (WATER REVENUE, STATE
                 STREET CORPORATION LOC)+/-ss                                        0.26         05/15/2034             6,000,000
    10,000,000   MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION
                 (IDR, UBS AG LOC)+/-ss                                              0.24         08/01/2034            10,000,000
     2,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION (OTHER
                 REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.33         04/01/2022             2,000,000
     6,000,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY (STUDENT LOAN
                 REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.35         12/01/2035             6,000,000
     7,000,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FALICITIES MOTIVA ENTERPRISES A (IDR)+/-ss                          0.25         04/01/2040             7,000,000
     4,480,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM
                 SERIES A (OTHER REVENUE,
                 NATIONAL AUSTRALIAN BANK NA LOC)+/-ss                               0.29         06/01/2045             4,480,000
     3,500,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 MOTHER FRANCES HOSPITAL SERIES B
                 (HCFR, BANK OF AMERICA NA LOC)+/-ss                                 0.31         07/01/2020             3,500,000
                                                                                                                        64,535,000
                                                                                                                ------------------
VERMONT: 0.15%
    14,000,000   VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT
                 LOAN REVENUE, LLOYDS
                 TSB BANK PLC LOC)+/-ss                                              0.30         12/15/2040            14,000,000
                                                                                                                ------------------
VIRGINIA: 0.01%
     1,000,000   HARRISONBURG VA REDEVELOPMENT AND HOUSING AUTHORITY
                 (HOUSING REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.32         05/01/2026             1,000,000
                                                                                                                ------------------
WASHINGTON: 0.14%
     2,924,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING
                 REVENUE, FHLMC INSURED)+/-ss                                        0.31         07/01/2035             2,924,000
     6,000,000   PORT TACOMA WA (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         12/01/2044             6,000,000
     4,650,000   WASHINGTON STATE HOUSING FINANCE COMMISSION
                 WHISPERWOOD APARTMENTS PROJECT
                 SERIES A (MFHR, FNMA INSURED)+/-ss                                  0.34         05/15/2035             4,650,000
                                                                                                                        13,574,000
                                                                                                                ------------------
WEST VIRGINIA: 0.02%
     2,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED
                 HEALTH SYSTEMS SERIES A
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.25         06/01/2041             2,000,000
                                                                                                                ------------------
WISCONSIN: 0.02%
     2,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT (HOUSING
                 REVENUE, FNMA LOC)+/-ss                                             0.35         09/01/2035             2,000,000
                                                                                                                ------------------
WYOMING: 0.12%
    11,000,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT
                 SERIES A (PCR,
                 BARCLAYS BANK PLC LOC)+/-ss                                         0.27         07/01/2015            11,000,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $921,237,359)                                                                      921,237,359
                                                                                                                ------------------
REPURCHASE AGREEMENTS(z): 11.84%
    20,000,000   BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010,
                 MATURITY VALUE $20,000,178 (1)                                      0.32         09/01/2010            20,000,000
    11,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $11,000,101 (2)                                      0.33         09/01/2010            11,000,000
   168,618,403   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $168,619,527 (3)                                     0.24         09/01/2010           168,618,403
    64,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010,
                 MATURITY VALUE $64,000,462 (4)                                      0.26         09/01/2010            64,000,000
    44,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010,
                 MATURITY VALUE $44,000,306 (5)                                      0.25         09/01/2010            44,000,000

                   Wells Fargo Advantage Money Market Funds 85


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
REPURCHASE AGREEMENTS(z) (continued)
$  147,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010,
                 MATURITY VALUE $147,000,980 (6)                                     0.24%        09/01/2010    $      147,000,000
    37,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/31/2010, MATURITY
                 VALUE $37,000,267 (7)                                               0.26         09/01/2010            37,000,000
    73,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010, MATURITY
                 VALUE $73,000,487 (8)                                               0.24         09/01/2010            73,000,000
   131,000,000   DEUTSCHE BANK SECURITIES DATED 08/31/2010, MATURITY
                 VALUE $131,000,910 (9)                                              0.25         09/01/2010           131,000,000
    29,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY
                 VALUE $29,000,193 (10)                                              0.24         09/01/2010            29,000,000
    73,000,000   JPMORGAN SECURITIES DATED 08/31/2010, MATURITY VALUE
                 $73,000,507 (11)                                                    0.25         09/01/2010            73,000,000
   110,000,000   RBS SECURITIES INCORPORATED DATED 08/31/2010, MATURITY
                 VALUE $110,000,794 (12)                                             0.26         09/01/2010           110,000,000
    94,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010, MATURITY
                 VALUE $94,000,627 (13)                                              0.24         09/01/2010            94,000,000
   116,000,000   SOCIETE GENERALE (NEW YORK), DATED 08/31/2010, MATURITY
                 VALUE $116,000,806 (14)                                             0.25         09/01/2010           116,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,117,618,403)                                                                    1,117,618,403
                                                                                                                ------------------
SECURED MASTER NOTE AGREEMENT: 2.72%
   158,342,000   BANK OF AMERICA SECURITIES LLC+/-ss                                 0.38         09/04/2034           158,342,000
    98,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                     0.52         01/19/2011            98,000,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $256,342,000)                                                                256,342,000
                                                                                                                ------------------
TIME DEPOSITS: 7.74%
    23,000,000   ALLIED IRISH BANKS PLC                                              0.65         09/03/2010            23,000,000
    51,000,000   BANK OF IRELAND                                                     0.50         09/01/2010            51,000,000
    48,000,000   BANK OF IRELAND                                                     0.65         09/02/2010            48,000,000
   102,000,000   CREDIT AGRICOLE                                                     0.25         09/01/2010           102,000,000
    76,000,000   DANSKE BANK AS (COPENHAGEN)                                         0.26         09/02/2010            76,000,000
    32,000,000   DEXIA BANK (GRAND CAYMAN)                                           0.42         09/01/2010            32,000,000
   116,000,000   GROUPE BPCE                                                         0.26         09/01/2010           116,000,000
   142,000,000   KBC BANK NV (BRUSSELS)                                              0.20         09/01/2010           142,000,000
    53,000,000   NATIXIS (CAYMAN ISLANDS)                                            0.26         09/01/2010            53,000,000
    88,000,000   SOCIETE GENERALE PARIS                                              0.23         09/01/2010            88,000,000
TOTAL TIME DEPOSITS (COST $731,000,000)                                                                                731,000,000
                                                                                                                ------------------
US TREASURY SECURITIES: 0.92%
US TREASURY BILLS: 0.92%
    87,000,000   US TREASURY BILL##                                                  0.22         11/18/2010            86,958,301
TOTAL US TREASURY SECURITIES (COST $86,958,301)                                                                         86,958,301
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 0.53%
FINANCIALS: 0.53%
    50,000,000   SVENSKA HANDLESBANKEN AB++                                          0.58         07/01/2011            49,995,898
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $49,995,898)                                                                 49,995,898
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $9,522,732,226)*                                              100.87%                                       9,522,732,226
OTHER ASSETS AND LIABILITIES, NET                                       (0.87)                                         (82,542,128)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    9,440,190,098
                                                                       ------                                   ------------------

                   86 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET FUND

----------
(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)  Illiquid security.

+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

(z)  Collateralized by:

(1)  U.S. government securities, 5.00% to 5.50%, 12/1/2039 to 8/1/2040, market value including accrued interest is $20,600,000.

(2) Commercial papers, 0.00%, 9/20/2010 to 11/17/2010, market value is $11,220,000.

(3)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $171,990,772.

(4)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $65,280,002.

(5)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $45,320,000.

(6)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $149,940,001.

(7)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $38,110,000.

(8)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $74,460,498.

(9)  U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $134,930,000.

(10) U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $29,580,021.

(11) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $75,190,137.

(12) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $113,300,220.

(13) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $95,80,104.

(14) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $119,480,000.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 87


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER: 2.48%
$   10,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                           0.30%        09/08/2010    $       10,000,000
    10,000,000   ILLINOIS FINANCE AUTHORITY                                          0.28         11/04/2010            10,000,000
    35,000,000   MERCER COUNTY ND POLLUTION CONTROL REFUNDING
                 REVENUE NOTES SERIES 2009-1                                         0.30         09/15/2010            35,000,000
     7,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY                           0.24         09/07/2010             7,000,000
    20,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY                           0.24         09/08/2010            20,000,000
    10,000,000   MONTGOMERY COUNTY MD                                                0.29         10/05/2010            10,000,000
     7,000,000   MONTGOMERY COUNTY MD                                                0.25         10/18/2010             7,000,000
     5,000,000   MONTGOMERY COUNTY MD                                                0.25         10/18/2010             5,000,000
    10,900,000   ROCHESTER MN HEALTH CARE FACILITIES, MAYON
                 FOUNDATION SERIES 2010C                                             0.26         10/20/2010            10,900,000
TOTAL COMMERCIAL PAPER (COST $114,900,000)                                                                             114,900,000
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 97.03%
ALABAMA: 1.26%
    30,000,000   MOBILE COUNTY AL INDUSTRIAL DEVELOPMENT AUTHORITY
                 MOBILE DEVELOPMENT PROJECT (IDR)+/-ss                               0.30         07/01/2040            30,000,000
     4,000,000   PELL CITY AL SPECIAL CARE FACILITIES AUTHORITY
                 NOLAND HEALTH SERVICES, INCORPORATED
                 PROJECT SERIES 2009A (HOSPITAL REVENUE, US BANK
                 LOC)+/-ss                                                           0.30         12/01/2039             4,000,000
    24,474,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY
                 PROJECT SERIES 2007-A
                 (UTILITIES REVENUE, SECURITIES PURCHASE AGREEMENT
                 BY SOCIETE GENERALE SA)+/-ss                                        0.29         08/01/2027            24,474,000
                                                                                                                        58,474,000
                                                                                                                ------------------
ALASKA: 1.12%
    37,000,000   ALASKA HOUSING FINANCE CORPORATION SERIES 2002-A
                 (HOUSING REVENUE, SECURITIES
                 PURCHASE AGREEMENT BY DEXIA SA)+/-ss                                0.40         12/01/2036            37,000,000
    14,825,000   ALASKA HOUSING FINANCE CORPORATION SERIES 2006-0022
                 (HOUSING REVENUE,
                 US BANK LOC)+/-ss                                                   0.30         06/01/2013            14,854,814
                                                                                                                        51,854,814
                                                                                                                ------------------
ARIZONA: 0.70%
     7,500,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY
                 VALLEY OF THE SUN YMCA
                 PROJECT (IDR, US BANK LOC)+/-ss                                     0.31         12/01/2037             7,500,000
     9,505,000   MARICOPA COUNTY AZ MFHR DESERT EAGLES ESTATE
                 PROJECT SERIES 2003A-1
                 (HOUSING REVENUE, FHLMC INSURED)+++/-ss                             0.40         07/01/2036             9,505,000
    15,600,000   MESA AZ UTILITY SYSTEMS ROC RR-II-R 11032
                 (UTILITIES REVENUE, FSA
                 INSURED & CITIBANK LOC)+++/-ss                                      0.31         07/01/2026            15,600,000
                                                                                                                        32,605,000
                                                                                                                ------------------
ARKANSAS: 0.02%
     1,100,000   ARKANSAS DEVELOPMENT FINANCE AUTHORITY STRATTON
                 SEED COMPANY PROJECT
                 (IDR, BANK OF AMERICA NA LOC)+/-ss                                  0.50         03/01/2014             1,100,000
                                                                                                                ------------------
CALIFORNIA: 6.71%
     5,000,000   CALIFORNIA ABAG FINANCE AUTHORITY FOR NONPROFIT
                 CORPORATION MENLO SCHOOL PROJECT
                 (EDUCATION REVENUE, NORTHERN TRUST CORPORATION
                 LOC)+/-ss                                                           0.25         09/01/2033             5,000,000
    23,000,000   CALIFORNIA CDA MFHR PUTTER SERIES 2680 (HOUSING
                 REVENUE, JPMORGAN CHASE &
                 COMPANY LOC)+++/-ss                                                 0.40         05/15/2018            23,000,000
     7,300,000   CALIFORNIA CDA MFHR PUTTER SERIES 2681 (HOUSING
                 REVENUE, JPMORGAN CHASE &
                 COMPANY LOC)+++/-ss                                                 0.55         05/15/2016             7,300,000
       600,000   CALIFORNIA CDA PCR CHEVRON USA, INCORPORATED
                 PROJECT SERIES 2002 (OFFICE ELECTRONICS
                 REVENUE, GUARANTEE BY CHEVRON CORPORATION)+/-ss                     0.20         05/15/2024               600,000
     2,400,000   CALIFORNIA DEPARTMENT OF WATER RESOURCES & POWER
                 SUPPLY SERIES C-11
                 (WATER & SEWER REVENUE, KBC BANK NV LOC)+/-ss                       0.27         05/01/2022             2,400,000
     6,900,000   CALIFORNIA SERIES B-5 (GO - STATE, CITIBANK LOC)+/-ss               0.24         05/01/2034             6,900,000
     4,335,000   CALIFORNIA HEFA EAGLE 2007-147 CLASS A (HOSPITAL
                 REVENUE, BY CITIBANK NA LOC)+++/-ss                                 0.30         11/15/2042             4,335,000

                   88 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    3,055,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                 AUTHORITY ROCS RR-II-R 11527
                 (TRANSPORTATION REVENUE, AMBAC INSURED & CITIBANK NA
                 LOC)+++/-ss                                                         0.28%        07/01/2030    $        3,055,000
       150,000   CALIFORNIA PCR PACIFIC GAS & ELECTRIC PROJECT SERIES
                 97-B (UTILITIES REVENUE, JPMORGAN
                 CHASE & COMPANY LOC)+/-ss                                           0.28         11/01/2026               150,000
     4,205,000   CALIFORNIA SCHOOLS DEUTSCHE BANK SPEARS TRUST SERIES
                 DBE-648 (GO - LOCAL,
                 FSA INSURED & DEUTSCHE BANK AG LOC)+++/-ss                          0.30         09/01/2029             4,205,000
    10,900,000   CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY
                 RADY CHILDRENS HOSPITAL
                 SERIES A (HOSPTIAL REVENUE, US BANK LOC)+/-ss                       0.23         08/15/2047            10,900,000
    30,444,467   FHLMC MFHR SERIES M001 CLASS A (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.36         08/15/2045            30,444,467
     4,399,102   FHLMC MFHR SERIES M002, CLASS A (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.36         01/15/2047             4,399,102
    20,322,881   FHLMC MFHR SERIES M008 CLASS A (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.36         02/15/2035            20,322,881
     4,200,000   GROSSMONT CA HIGH SCHOOL DISTRICT CALIFORNIA SCHOOL
                 DEUTSCHE BANK SPEARS TRUST
                 SERIES DBE-637 (GO - LOCAL, DEUTSCHE BANK AG LOC)+++/-ss            0.30         08/01/2047             4,200,000
    16,300,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR SECOND &
                 CENTRAL APARTMENTS
                 PROJECT SERIES A (HOUSING REVENUE, HSBC BANK USA NA
                 LOC)+/-ss                                                           0.27         12/01/2038            16,300,000
     4,800,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
                 SERIES C-2 (WATER & SEWER
                 REVENUE, SECURITIES PURCHASE AGREEMENT BY LLOYDS TSB
                 BANK PLC)+/-ss                                                      0.23         07/01/2036             4,800,000
     6,755,000   MUNIMAE TRUST (HOUSING REVENUE, FHLMC INSURED
                 MERRILL LYNCH & COMPANY
                 INCORPORATED LOC)+/-ss                                              0.58         12/20/2010             6,755,000
    75,000,000   OAKLAND CA REDEVELOPMENT AGENCY MH (HOUSING REVENUE,
                 LLOYDS TSB GROUP
                 PLC LOC)+++/-ss                                                     0.39         10/01/2050            75,000,000
    10,000,000   POWAY CA SCHOOL DISTRICT SERIES 3063 (GO - LOCAL,
                 FSA INSURED MORGAN
                 STANLEY LOC)+++/-ss                                                 0.30         08/01/2030            10,000,000
     3,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION
                 SERIES 2009-A (AIRPORT
                 REVENUE, BANK OF NEW YORK MELLON LOC)+/-ss                          0.75         09/15/2010             3,000,000
    12,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS SERIES B
                 (AIRPORT REVENUE,
                 MORGAN STANLEY LOC)+/-ss                                            0.75         09/15/2010            12,000,000
    35,175,000   SAN JOSE CA AIRPORT DEUTSCHE BANK SPEARS/LIFERS
                 TRUST SERIES DB-479 (AIRPORT
                 REVENUE, FSA INSURED & SECURITIES PURCHASE AGREEMENT
                 BY DEUTSCHE BANK AG)+++/-ss                                         0.30         03/01/2037            35,175,000
    20,795,000   UKIAH CA UNION SCHOOL DISTRICT DEUTSCHE BANK SPEARS
                 TRUST SERIES DB-382
                 (GO - LOCAL, MBIA INSURED & SECURITIES PURCHASE
                 AGREEMENT BY
                 DEUTSCHE BANK AG)+++/-ss                                            0.29         08/01/2025            20,795,000
                                                                                                                       311,036,450
                                                                                                                ------------------
COLORADO: 0.82%
     2,000,000   ARAPAHOE COUNTY CO COTTRELL PRINTING PROJECT (IDR,
                 US BANCORP LOC)+/-ss                                                0.55         10/01/2019             2,000,000
     3,120,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT SERIES
                 1998-C
                 (GO - LOCAL, US BANK LOC)+/-ss                                      0.31         12/01/2028             3,120,000
       950,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                 NATIONAL JEWISH FEDERATION
                 PROJECT (HOSPITAL REVENUE, US BANK LOC)+/-ss                        0.26         02/01/2039               950,000
       175,000   COLORADO SUPER VACUUM MANUFACTURING COMPANY PROJECT
                 CLASS A (IDR, WELLS FARGO &
                 COMPANY LOC) (q)+/-ss                                               0.55         11/01/2022               175,000
     3,250,000   COLORADO PARKER AUTOMOTIVE PROJECT (GO - LOCAL, US
                 BANK LOC)+/-ss                                                      0.31         12/01/2034             3,250,000
       960,000   COLORADO HFA WORLDWEST LLP PROJECT SERIES 1999-A
                 (COMMUNITY DEVELOPMENT
                 DISTRICT REVENUE FIRSTAR BANK LOC)+++/-ss                           0.65         09/01/2023               960,000
     7,465,000   COLORADO SPRINGS CO UTILITY SYSTEMS ROC RR-II-R 457
                 (ELECTRIC REVENUE,
                 CITIBANK LOC)+++/-ss                                                0.31         05/15/2011             7,465,000
    20,000,000   SOUTHERN UTE INDIAN TRIBE OF SOUTHERN UTE INDIAN
                 RESERVATION CASINO (OFFICE
                 ELECTRONICS REVENUE)+++/-ss                                         0.35         04/01/2040            20,000,000
                                                                                                                        37,920,000
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds 89


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CONNECTICUT: 0.16%
$    7,300,000   CONNECTICUT HEFA SERIES 13TP (EDUCATION REVENUE,
                 WELLS FARGO &
                 COMPANY LOC) (q)+++/-ss                                             0.30%        07/01/2042    $        7,300,000
                                                                                                                ------------------
DELAWARE: 6.19%
    15,468,065   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 5000
                 (LEASE REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY RABOBANK INTERNATIONAL)+++/-ss                         0.44         10/01/2028            15,468,065
    38,803,998   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 5003
                 (LEASE REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY RABOBANK INTERNATIONAL)+++/-ss                         0.61         05/01/2027            38,803,998
     4,816,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2004-10 (HOUSING REVENUE, FNMA
                 & GNMA INSURED & STATE STREET BANK & TRUST COMPANY
                 LOC)+++/-ss                                                         0.45         12/01/2035             4,816,000
    17,775,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2005-30 (HOUSING REVENUE,
                 STATE STREET BANK & TRUST COMPANY LOC)+++/-ss                       0.45         06/01/2038            17,775,000
    17,000,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2005-31 (HOUSING REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY STATE STREET BANK
                 & TRUST COMPANY)+++/-ss                                             0.45         01/01/2036            17,000,000
    19,380,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2006-02 (HOUSING REVENUE, SECURITIES
                 PURCHASE AGREEMENT BY STATE STREET BANK & TRUST
                 COMPANY)+++/-ss                                                     0.45         10/01/2036            19,380,000
    14,502,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2006-06 (HOUSING REVENUE,
                 STATE STREET BANK & TRUST COMPANY LOC)+++/-ss                       0.45         07/01/2037            14,502,000
     1,525,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2006-10 (HOUSING REVENUE, GUARANTEE BY
                 STATE STREET BANK & TRUST COMPANY)+/-ss                             0.45         09/01/2013             1,525,000
    94,492,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2007-26 (GO - STATE,
                 STATE STREET BANK & TRUST COMPANY)+/-ss                             0.35         05/01/2017            94,492,000
    11,292,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2007-40 (HOUSING REVENUE,
                 STATE STREET BANK & TRUST COMPANY & FNMA & GNMA
                 INSURED)+/-ss                                                       0.45         02/01/2013            11,292,000
    10,150,000   DELAWARE ECONOMIC DEVELOPMENT AUTHORITY DELAWARE
                 CLEAN POWER PROJECT SERIES
                 1997-B (MISCELLANEOUS REVENUE, GUARANTEE BY MOTIVA
                 ENTERPRISES, LLC)+/-ss                                              0.30         08/01/2029            10,150,000
     1,940,000   DELAWARE EDUCATION DEVELOPMENT AUTHORITY
                 WILMINGTON MONTESSORI SCHOOL PROJECT
                 (EDUCATION REVENUE, PNC BANK NA LOC)+++/-ss                         0.32         05/01/2020             1,940,000
    39,950,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.31         08/01/2029            39,950,000
                                                                                                                       287,094,063
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 0.85%
    10,005,000   DISTRICT OF COLUMBIA ROC RR-II-R 11072 (GO -
                 LOCAL, CITIBANK LOC)+++/-ss                                         0.31         06/01/2015            10,005,000
     7,210,000   DISTRICT OF COLUMBIA HFA PFOTER CARVER SR.
                 APARTMENTS PROJECT SERIES 4566 (HOUSING
                 REVENUE, FHLMC INSURED)+++/-ss                                      0.40         10/01/2049             7,210,000
     4,340,000   DISTRICT OF COLUMBIA HFA PFOTER GALEN TERRACE
                 PROJECT SERIES 4568
                 (HOUSING REVENUE, FHLMC INSURED)+++/-ss                             0.40         02/01/2049             4,340,000
     7,650,000   DISTRICT OF COLUMBIA HFA PFOTER SERIES 4275
                 (HOUSING REVENUE,
                 MERRILL LYNCH & COMPANY INCORPORATED LOC)+/-ss                      0.47         04/01/2021             7,650,000
    10,000,000   DISTRICT OF COLUMBIA INCOME TAX SERIES C (SPECIAL
                 TAX REVENUE)+/-ss                                                   0.32         12/01/2010            10,000,000
                                                                                                                        39,205,000
                                                                                                                ------------------
FLORIDA: 6.15%
    16,825,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK
                 HAMMOCK UNIVERSITY PROJECT
                 SERIES A (CONTINUING CARE RETIREMENT COMMUNITY
                 REVENUE, BANK OF SCOTLAND LOC)+/-ss                                 0.27         10/01/2032            16,825,000
     2,975,000   BAY COUNTY FL SALES TAX SOLAR ECLIPSE PROJECT
                 SERIES 2006-0103 (SPECIAL TAX REVENUE,
                 US BANCORP LOC)+++/-ss                                              0.30         03/01/2014             2,975,000
       800,000   BREVARD COUNTY FL HFA MFHR SHARE VIEW APARTMENTS
                 PROJECT SERIES 1995 (HOUSING
                 REVENUE, HARRIS TRUST & SAVINGS LOC)+/-ss                           0.32         02/01/2015               800,000
    11,000,000   BROWARD COUNTY FL AIRPORT SYSTEMS EMBRAER AIRCRAFT
                 HOLDING PROJECT SERIES 2007-A
                 (AIRPORT REVENUE, CITIBANK NA LOC)+/-ss                             0.34         04/01/2035            11,000,000
     3,700,000   CLAY COUNTY FL DRIVERS TRUST SERIES 3439 (WATER &
                 SEWER REVENUE, FSA INSURED &
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.40         11/01/2015             3,700,000
     6,900,000   DUVAL COUNTY FL MFHR CAMRI GREEN APARTMENTS
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.33         11/15/2036             6,900,000
     8,000,000   FLORIDA GULF COAST UNIVERSITY FINANCE CORPORATION
                 PARKING PROJECT SERIES A
                 (MISCELLANEOUS REVENUE, HARRIS BANK NA LOC)+/-ss                    0.27         02/01/2039             8,000,000

                   90 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$    5,720,000   FLORIDA HFA VIZCAYA VILLAS PROJECT SERIES 1996-M
                 (HOUSING REVENUE, FHA INSURED &
                 SECURITIES PURCHASE AGREEMENT BY ROYAL BANK OF
                 CANADA)+++/-ss                                                      0.37%        07/25/2015    $        5,720,000
     6,295,000   FLORIDA HOUSING FINANCE CORPORATION BROOK HAVEN
                 APARTMENTS (MISCELLANEOUS
                 RVENUE, FNMA LOC)+/-ss                                              0.34         04/15/2039             6,295,000
    20,035,000   FLORIDA LEE MEMORIAL HEALTH SERVICES PROJECT
                 SERIES 3088 (HOSPITAL REVENUE,
                 MORGAN STANLEY LOC)+++/-ss                                          0.30         04/01/2037            20,035,000
    11,595,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY
                 HOSPITAL ADVENTIST HEALTH SYSTEMS
                 PROJECT SERIES 2003-C (HOSPITAL REVENUE, GUARANTEE
                 BY ADVENTIST HEALTH SYSTEMS)+/-ss                                   0.26         11/15/2021            11,595,000
     3,049,000   MANATEE COUNTY FL AUSTIN TRUST CERTIFICATES SERIES
                 2008-3021X (HOUSING REVENUE,
                 GNMA INSURED & BANK OF AMERICA CORPORATION LOC)+++/-ss              0.40         09/01/2040             3,049,000
     4,240,000   MANATEE COUNTY FL COP DEUTSCHE BANK SPEARS LIFERS
                 TRUST SERIES DB-43 (PUBLIC
                 FACILITIES REVENUE, DEUTSCHE BANK AG LOC)+++/-ss                    0.30         07/01/2027             4,240,000
     4,000,000   MARION COUNTY FL HFA PADDOCK APARTMENTS PROJECT
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.29         10/15/2032             4,000,000
     5,000,000   MIAMI-DADE COUNTY FL COP SERIES 2008-1119X (PUBLIC
                 FACILITIES REVENUE, ASSURED
                 GUARANTY & BANK OF AMERICA CORPORATION LOC)+/-ss                    0.30         11/01/2015             5,000,000
     3,200,000   MIAMI-DADE COUNTY FL TARMAC AMERICA PROJECT
                 (MANUFACTURING REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.35         04/01/2034             3,200,000
     7,500,000   MIAMI-DADE COUNTY FL INTERNATIONAL AIRPORT
                 AVIATION SERIES 2008-1139X
                 (AIRPORT REVENUE, ASSURED GUARANTY & BANK OF
                 AMERICA NA LOC)+/-ss                                                0.40         04/01/2028             7,500,000
    11,870,000   MIAMI-DADE COUNTY FL INTERNATIONAL AIRPORT
                 AVIATION SERIES 34 (AIRPORT REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY SOCIETE
                 GENERALE)+++/-ss                                                    0.30         10/01/2029            11,870,000
     2,215,000   MIAMI-DADE COUNTY FL SERIES DBE-538 (SPECIAL TAX
                 REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY DEUTSCHE BANK AG)+++/-ss                               0.30         04/01/2015             2,215,000
   101,000,000   ORANGE COUNTY FL HFFA ADVENTIST HEALTH SYSTEMS
                 PROJECT
                 SERIES 237 (HOSPITAL REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY
                 BAY HYPO-UND VEREINSBANK AG)+/-ss                                   0.45         06/09/2011           101,000,000
     7,060,000   ORANGE COUNTY FL HFA MFHR LANDINGS ON MILLENIA
                 BOULEVARD APARTMENTS PROJECT
                 SERIES 2002-A (HOUSING REVENUE, FNMA INSURED)+/-ss                  0.34         08/15/2035             7,060,000
     2,315,000   ORANGE COUNTY FL IDA CENTRAL FLORIDA YMCA PROJECT
                 SERIES A (IDR, BANK OF AMERICA
                 NA LOC)+/-ss                                                        0.33         05/01/2027             2,315,000
    10,000,000   ORLANDO FL UTILITY SYSTEMS SERIES D (UTILITIES
                 REVENUE)                                                            2.50         05/01/2011            10,133,954
     2,275,000   PALM BEACH COUNTY FL FINANCE AUTHORITY DRIVERS
                 TRUST SERIES 3419 (RESOURCE RECOVERY
                 REVENUE, BHAC INSURED JPMORGAN CHASE & COMPANY
                 LOC)+++/-ss                                                         0.30         04/01/2017             2,275,000
     4,000,000   PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS
                 CORPORATION PROJECT
                 (HOSPITAL REVENUE, NORTHERN TRUST CORPORATION
                 LOC)+/-ss                                                           0.30         03/01/2027             4,000,000
     5,000,000   PINELLAS COUNTY FL HOUSING DEVELOPMENT CORPORATION
                 MFHR BOOKER CREEK APARTMENTS
                 (HOUSING REVENUE, JPMORGAN CHASE & COMPANY LOC)+/-ss                0.28         01/01/2043             5,000,000
    13,185,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT
                 COMMUNITY GLENRIDGE PALMER PROJECT
                 (CONTINUING CARE RETIREMENT COMMUNITY REVENUE,
                 BANK OF SCOTLAND LOC)+/-ss                                          0.27         06/01/2036            13,185,000
     5,000,000   SOUTH BROWARD FL HOSPITAL DISTRICT SOLAR ECLIPSE
                 PROJECT SERIES 2006-0043
                 (HOSPITAL REVENUE, US BANK LOC)+++/-ss                              0.30         11/01/2013             5,000,000
                                                                                                                       284,887,954
                                                                                                                ------------------
GEORGIA: 1.90%
     3,425,000   ATLANTA GA HOUSING AUTHORITY MFHR VILLEGES AT
                 CARVER PROJECT (HOUSING REVENUE,
                 SUNTRUST BANKS INCORPORATED LOC)+/-ss                               0.34         12/15/2039             3,425,000
    25,280,000   ATLANTA GA WATER & WASTEWATER SERIES 2008-05
                 (WATER & SEWER REVENUE, FSA
                 INSURED & SECURITIES PURCHASE AGREEMENT BY DEXIA
                 SA)+/-ss                                                            0.44         11/01/2022            25,280,000
     8,795,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2007-10 (PUBLIC FACILITIES REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY STATE STREET BANK
                 & TRUST COMPANY)+/-ss                                               0.33         04/01/2014             8,795,000
    10,195,000   DEKALB COUNTY GA HOUSING AUTHORITY PFOTER ORCHARD
                 WALK APARTMENTS PROJECT
                 SERIES 4584 (HOUSING REVENUE, FHLMC INSURED)+/-ss                   0.40         03/30/2019            10,195,000
     7,600,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY SHEPHERD
                 CENTER PROJECT (HOSPITAL REVENUE,
                 FHLMC INSURED & SUNTRUST BANKS INCORPORATED LOC)+/-ss               0.30         09/01/2035             7,600,000

                   Wells Fargo Advantage Money Market Funds 91


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GEORGIA (continued)
$    5,850,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY ST.
                 GEORGE VILLAGE PROJECT (HOSPITAL
                 REVENUE, BANK OF AMERICA CORPORATION LOC)+/-ss                      0.31%        04/01/2034    $        5,850,000
     2,210,000   GWINNET COUNTY GA DEVELOPMENT AUTHORITY OLE
                 MEXICAN FOODS, INCORPORATED
                 PROJECT (IDR, BRANCH BANK & TRUST COMPANY
                 LOC)+/-ss                                                           0.41         05/01/2031             2,210,000
     4,885,000   LEE COUNTY GA DEVELOPMENT AUTHORITY WOODGRAIN
                 MILLWORK, INCORPORATED PROJECT
                 (MANUFACTURING REVENUE, WELLS FARGO & COMPANY
                 LOC) (q)+/-ss                                                       0.51         10/01/2010             4,885,000
    20,000,000   MAIN STREET NAUTRAL GAS INCORPORATED GEORGIA
                 GAS DEVELOPMENT PROJECT, SERIES A
                 (GAS UTILITIES REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY ROYAL BANK OF CANADA)+/-ss                             0.33         08/01/2040            20,000,000
                                                                                                                        88,240,000
                                                                                                                ------------------
HAWAII: 0.22%
     9,995,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2007-34 (GENERAL OBLIGATION - STATE,
                 GUARANTEE BY STATE STREET BANK & TRUST COMPANY
                 & AMBAC INSURED)+/-ss                                               0.35         05/01/2015             9,995,000
                                                                                                                ------------------
IDAHO: 0.08%
     3,630,000   GOODING COUNTY ID SOUTHFIELD DAIRY PROJECT
                 (IDR, BANK OF AMERICA CORPORATION LOC)+/-ss                         0.60         04/01/2022             3,630,000
                                                                                                                ------------------
ILLINOIS: 6.45%
    22,353,279   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES
                 5001 (LEASE REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY RABOBANK INTERNATIONAL)+++/-ss                         0.44         06/01/2020            22,353,279
     2,530,000   CHANNAHON IL MORRIS HOSPITAL PROJECT SERIES A
                 (HOSPITAL REVENUE, US BANK LOC)+/-ss                                0.25         12/01/2023             2,530,000
     5,000,000   CHICAGO IL BOARD OF EDUCATION SERIES 2009-A1
                 (GO - LOCAL, HARRIS
                 TRUST & SAVINGS LOC)+/-ss                                           0.27         03/01/2026             5,000,000
     9,240,000   CHICAGO IL ECLIPSE FUNDING TRUST SOLAR ECLIPSE
                 PROJECT SERIES 2006-0003
                 (GO - LOCAL, FSA INSURED & US BANK LOC)+/-ss                        0.30         07/01/2013             9,240,000
     1,025,000   CHICAGO IL DEUTSCHE BANK SPEARS-LIFERS TRUST
                 SERIES DB-393 (WATER & SEWER REVENUE,
                 MBIA INSURED & SECURITIES PURCHASE AGREEMENT
                 BY DEUTSCHE BANK AG)+/-ss                                           0.30         01/01/2022             1,025,000
     4,685,000   CHICAGO IL DEUTSCHE BANK SPEARS-LIFERS TRUST
                 SERIES DB-410
                 (GO - LOCAL, FGIC INSURED & DEUTSCHE BANK AG
                 LOC)+++/-ss                                                         0.30         12/01/2026             4,685,000
    10,000,000   CHICAGO IL SERIES 3190 (GO - LOCAL, MORGAN
                 STANLEY LOC)+++/-ss                                                 0.30         01/01/2034            10,000,000
    64,503,000   CHICAGO IL SERIES ZC-1 (GO - LOCAL, FGIC
                 INSURED & BANK OF AMERICA NA LOC)+++/-ss                            0.33         01/01/2023            64,503,000
     3,146,000   CHICAGO IL ENTERPRISE CENTER PROJECT SERIES IX
                 (IDR, LASALLE BANK NA LOC)+/-ss                                     0.50         06/01/2022             3,146,000
     4,300,000   CHICAGO IL ENTERPRISE CENTER PROJECT SERIES X
                 (IDR, LASALLE BANK NA LOC)+/-ss                                     0.50         06/01/2022             4,300,000
     4,200,000   CHICAGO IL FEDUCATION MARINE PROJECT SERIES
                 1984 (PORT AUTHORITY REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.29         07/01/2023             4,200,000
     1,215,000   CHICAGO IL PS GREETINGS, INCORPORATED PROJECT
                 (IDR, LASALLE BANK NA LOC)+/-ss                                     0.32         05/01/2024             1,215,000
    20,535,000   CHICAGO IL MIDWAY AIRPORT SERIES C (AIRPORT
                 REVENUE, MORGAN STANLEY LOC)+/-ss                                   0.31         01/01/2035            20,535,000
     9,770,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT ROC
                 RR-II-R-605PB (AIRPORT REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY DEUTSCHE BANK
                 AG)+++/-ss                                                          0.32         01/01/2014             9,770,000
    11,000,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SERIES
                 1990 (AIRPORT REVENUE, SECURITIES
                 PURCHASE AGREEMENT BY SOCIETE GENERALE)+/-ss                        0.32         05/01/2018            11,000,000
     4,045,000   CHICAGO IL WATER ECLIPSE FUNDING TRUST SERIES
                 2006-0106 (WATER & SEWER REVENUE,
                 MBIA INSURED & BANK OF AMERICA NA LOC)+++/-ss                       0.30         05/01/2014             4,045,000
    14,175,000   CHICAGO IL DEUTSCHE BANK SPEARS TRUST SERIES
                 DB-365 (GO - LOCAL,
                 NATL-RE INSURED & SECURITIES PURCHASE
                 AGREEMENT BY DEUTSCHE BANK AG)+/-ss                                 0.30         01/01/2027            14,175,000
     3,335,000   GREENVILLE IL GREENVILLE COLLEGE PROJECT
                 (EDUCATION REVENUE, NATIONAL CITY BANK LOC)+/-ss
                 (i)                                                                 1.30         11/01/2036             3,335,000
     2,220,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                 NEWBERRY LIBRARY PROJECT (MISCELLANEOUS
                 REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss                       0.30         03/01/2028             2,220,000
     3,445,000   ILLINOIS FINANCE AUTHORITY AUSTIN TRUST SERIES
                 2008-1098 (MISCELLANEOUS REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.33         08/15/2047             3,445,000
     3,200,000   ILLINOIS FINANCE AUTHORITY PC SERIES F
                 (ELECTRIC REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+/-ss                                  0.26         03/01/2017             3,200,000
     1,250,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY
                 PROJECT SERIES A (EDUCATION REVENUE,
                 PNC BANK NA LOC)+/-ss                                               0.26         04/01/2033             1,250,000

                   92 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$    3,250,000   ILLINOIS FINANCE AUTHORITY CHILDREN'S HOSPITAL
                 PROJECT SERIES 2008-1098 (HOSPITAL
                 REVENUE, INSURED BY ASSURED GUARANTY.
                 CORPORATION & BANK OF AMERICA NA LOC)+/-ss                          0.33%        02/15/2028    $        3,250,000
     6,200,000   ILLINOIS FINANCE AUTHORITY DRIVERS TRUST
                 SERIES 3302 (EDUCATION REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.28         06/01/2014             6,200,000
     3,300,000   ILLINOIS FINANCE AUTHORITY DRIVERS TRUST
                 SERIES 3420 (GO - LOCAL,
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.30         01/01/2016             3,300,000
     3,500,000   ILLINOIS FINANCE AUTHORITY RUSH UNIVERSITY
                 MEDUCATION CENTER OBLIGATION GROUP
                 SERIES 2008-A (HOSPITAL REVENUE, NORTHERN
                 TRUST COMPANY LOC)+/-ss                                             0.24         11/01/2045             3,500,000
     5,390,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY FLORIDA
                 HOUSE PROJECT SERIES C
                 (HOUSING REVENUE, JPMORGAN CHASE & COMPANY
                 LOC)+/-ss                                                           0.40         01/01/2027             5,390,000
    13,810,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY LARKIN
                 VILLEGE PROJECT SERIES A
                 (HOUSING REVENUE, JPMORGAN CHASE & COMPANY
                 LOC)+/-ss                                                           0.40         01/01/2027            13,810,000
    11,555,000   ILLINOIS HEALTH FACILITIES AUTHORITY ROC
                 RR-II-R 401 (HOSPITAL REVENUE, INSURED BY
                 FHA & CITIBANK LOC)+++/-ss                                          0.32         08/15/2011            11,555,000
     7,900,000   ILLINOIS HEALTH FACILITIES AUTHORITY SERIES F
                 (HOSPITAL REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+/-ss                                  0.30         08/01/2015             7,900,000
     3,080,000   SOUTHWESTERN ILLINOIS MATTINGLY LUMBER PROJECT
                 SERIES 2005-A (IDR, US BANK LOC)+/-ss                               0.45         12/01/2035             3,080,000
    15,210,000   VERNON HILLS IL MFHR HAWTHORN LAKES PROJECT
                 (HOUSING REVENUE,
                 FSA INSURED & SECURITIES PURCHASE AGREEMENT BY
                 SOCIETE GENERALE)+/-ss                                              0.33         01/01/2016            15,210,000
     1,215,000   WILL COUNTY IL DEUTSCHE BANK SPEARS-LIFERS
                 TRUST SERIES DB-365 (GO - LOCAL, FSA
                 INSURED & SECURITIES PURCHASE AGREEMENT BY
                 DEUTSCHE BANK AG)+/-ss                                              0.30         05/01/2020             1,215,000
    18,465,000   WILL COUNTY IL DEUTSCHE BANK SPEARS TRUST
                 SERIES DB-365 (GO - LOCAL,
                 FSA INSURED & SECURITIES PURCHASE AGREEMENT BY
                 DEUTSCHE BANK AG)+/-ss                                              0.30         11/01/2023            18,465,000
       975,000   WILL COUNTY IL DEUTSCHE BANK SPEARS TRUST
                 SERIES DB-365 (GO - LOCAL,
                 FSA INSURED & SECURITIES PURCHASE AGREEMENT BY
                 DEUTSCHE BANK AG)+/-ss                                              1.00         11/01/2023               975,000
                                                                                                                       299,022,279
                                                                                                                ------------------
INDIANA: 2.13%
    26,140,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2007-02 (PUBLIC FACILITIES REVENUE,
                 GUARANTEE BY STATE STREET BANK & TRUST
                 COMPANY)+/-ss                                                       0.33         01/01/2018            26,140,000
     2,600,000   ELKHART COUNTY IN ADVANCED TECHNOLOGY, INCORPORATED
                 PROJECT
                 (IDR, SECURITIES PURCHASE
                 AGREEMENT BY SOCIETE GENERALE)+/-ss                                 0.42         04/01/2021             2,600,000
     5,555,000   GARY IN GRANT STREET PROJECT (IDR, JPMORGAN
                 CHASE & COMPANY LOC)+/-ss                                           0.60         07/01/2034             5,555,000
    34,000,000   INDIANA REVENUE ANTICIPATION FUNDING PROGRAM
                 NOTES SERIES 2010-A
                 (GO - LOCAL, JPMORGAN CHASE & COMPANY LOC)                          2.00         01/06/2011            34,184,805
     8,900,000   INDIANA HEFA CLARIAN HEALTH PROJECT SERIES C
                 (HOSPITAL REVENUE, BRANCH BANK &
                 TRUST COMPANY LOC)+/-ss                                             0.30         02/15/2030             8,900,000
    19,300,000   RICHMOND IN REID HOSPITAL & HEALTH CARE
                 SERVICES INCORPORATED HOSPITAL AUTHORITY
                 SERIES A (HOSPITAL REVENUE, FIRST SECURITY
                 BANK LOC)+/-ss                                                      0.28         01/01/2040            19,300,000
     1,250,000   ST. JOSEPH COUNTY IN GRACE CHRISTIAN SCHOOLS
                 PROJECT (EDUCATION REVENUE,
                 BANK ONE LOC)+/-ss                                                  0.25         12/01/2016             1,250,000
     1,000,000   WINAMAC IN SUNNY RIDGE DAIRY PROJECT (IDR,
                 NORTHERN TRUST CORPORATION LOC)+/-ss                                0.60         09/01/2016             1,000,000
                                                                                                                        98,929,805
                                                                                                                ------------------
IOWA: 0.26%
     2,230,000   ALTON IA NORTHWEST IOWA AGRONOMY PROJECT
                 (MANUFACTURING REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.50         10/01/2024             2,230,000
     1,600,000   BOYDEN IA DETHMERS MANUFACTURING PROJECT (IDR,
                 US BANCORP LOC)+/-ss                                                0.47         05/01/2016             1,600,000
     7,250,000   IOWA HFA SFHR SERIES N (HOUSING REVENUE, FHLMC
                 & FNMA INSURED )+/-ss                                               0.31         01/01/2039             7,250,000
       800,000   SCOTT COUNTY IA NICHOLS ALUMINUM RECYCLING
                 PROJECT (IDR, US BANCORP LOC)+++/-ss                                0.50         06/01/2014               800,000
                                                                                                                        11,880,000
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds 93


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
KANSAS: 0.31%
$   10,308,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2005-13 (HOUSING REVENUE, FNMA INSURED &
                 GNMA & STATE STREET BANK & TRUST COMPANY LOC)+++/-ss                0.42%        12/01/2028    $       10,308,000
       300,000   JOHNSON COUNTY KS PRIVATE ACTIVITY STOUSE SIGN &
                 DECAL PROJECT SERIES A
                 (IDR, US BANCORP LOC)+/-ss                                          0.62         07/01/2011               300,000
     1,000,000   LIBERAL KS FARMLAND NATIONAL BEEF PACKING PROJECT
                 (IDR, US BANCORP LOC)+/-ss                                          0.55         02/01/2029             1,000,000
     2,625,000   NEMAHA COUNTY KS MIDWEST AG SERVICES, LLC PROJECT
                 (IDR, SECURITIES PURCHASE
                 AGREEMENT BY BNP PARIBAS SA)+/-ss                                   0.60         11/01/2020             2,625,000
                                                                                                                        14,233,000
                                                                                                                ------------------
KENTUCKY: 2.85%
    10,565,000   BRECKINRIDGE COUNTY KY LEASE PROGRAM ASSOCIATION
                 COUNTYS LEASING TRUST SERIES 1999
                 (PUBLIC FACILITIES REVENUE, US BANK LOC)+/-ss                       0.31         12/01/2029            10,565,000
     3,000,000   CARROLL COUNTY KY SOLID WASTE DISPOSAL CELOTEX
                 CORPORATION PROJECT
                 (IDR, BANK OF AMERICA NA LOC)+/-ss                                  0.33         05/01/2028             3,000,000
     3,740,000   CHRISTIAN COUNTY KY ASSOCIATION OF COUNTY LEASING
                 SERIES B
                 (PUBLIC FACILITIES REVENUE, US BANK LOC)+/-ss                       0.25         08/01/2037             3,740,000
     2,625,000   JEFFERSON COUNTY KY INDUSTRIAL ZEOCHEM, LLC
                 PROJECT (IDR, UBS AG LOC)+/-ss                                      0.32         08/01/2021             2,625,000
     7,400,000   KENTUCKY ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL
                 FACILITIES ST. ELIZABETH EDUCATION
                 PROJECT SERIES B (HOSPITAL REVENUE, JPMORGAN CHASE
                 & COMPANY LOC)+/-ss                                                 0.28         05/01/2033             7,400,000
    23,435,000   KENTUCKY ECONOMIC DEVELOPMENT AUTHORITY PFOTER
                 MADONNA MANOR, INCORPORATED
                 PROJECT SERIES 2010 (HOSPITAL REVENUE, BANK OF
                 AMERICA NA LOC)+++/-ss                                              0.30         12/01/2039            23,435,000
     4,650,000   KENTUCKY ECONOMIC DEVELOPMENT AUTHORITY REPUBLIC
                 SERVICES, INCORPORATED PROJECT
                 (SOLID WASTE REVENUE, BANK OF AMERICA NA LOC)+/-ss                  0.40         06/01/2031             4,650,000
     7,100,000   KENTUCKY HOUSING CORPORATION SERIES L (HOUSING
                 REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY BNP PARIBAS SA)+/-ss                                   0.36         07/01/2036             7,100,000
     6,035,000   KENTUCKY RURAL WATER FINANCE CORPORATION SERIES D
                 (WATER & SEWER REVENUE)                                             1.25         02/01/2011             6,047,537
    63,340,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN
                 SEWER DISTRICT SEWER & DRAIN SYSTEMS
                 SERIES A (WATER & SEWER REVENUE)                                    1.25         05/26/2011            63,625,415
                                                                                                                       132,187,952
                                                                                                                ------------------
LOUISIANA: 1.54%
     2,300,000   ASCENSION PARISH LA BASF CORPORATION PROJECT (IDR,
                 PREMIER BANK NA LOC )+/-ss                                          0.44         03/01/2025             2,300,000
     5,100,000   CALCASIEU PARISH LA HYDROSERVE WESTLAKE PROJECT
                 (MISCELLANEOUS REVENUE,
                 BANK ONE LOC)+/-ss                                                  0.40         12/01/2024             5,100,000
    17,845,000   LOUISIANA GAS & FUELS ROC RR-II-R 661 (SPECIAL TAX
                 REVENUE,
                 CITIBANK NA LOC)+++/-ss                                             0.31         05/01/2014            17,845,000
     8,295,000   LOUISIANA HFA MFHR ARBOR PLACE APARTMENTS PROJECT
                 SERIES 2008
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.37         03/01/2043             8,295,000
     7,400,000   LOUISIANA HFA MFHR PFOTER THE CROSSING APARTMENTS
                 PROJECT SERIES 2006-4572
                 (HOUSING REVENUE, FHLMC INSURED)+++/-ss                             0.40         05/01/2048             7,400,000
    20,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY (IDR,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.25         10/01/2033            20,500,000
     6,815,000   LOUISIANA PUBLIC FACILITIES AUTHORITY PCR ALLIED
                 SIGNAL, INCORPORATED PROJECT
                 (IDR, GUARANTEE BY HONEYWELL INTERNATIONAL)+++/-ss                  0.40         08/01/2017             6,815,000
     3,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS
                 HEALTH PROJECT SERIES B-3
                 (HOSPITAL REVENUE, BANK OF NEW YORK MELLON LOC)+/-ss                0.25         07/01/2047             3,000,000
                                                                                                                        71,255,000
                                                                                                                ------------------
MARYLAND: 0.76%
    10,000,000   BALTIMORE MD MSTR SERIES 152 (WATER & SEWER
                 REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY SOCIETE GENERALE)+++/-ss                               0.33         07/01/2020            10,000,000
     6,665,000   MARYLAND HEFA JOHNS HOPKINS UNIVERSITY PROJECT
                 SERIES 1003 (EDUCATION REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         01/01/2013             6,665,000

                   94 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MARYLAND (continued)
$    1,985,000   MARYLAND HEFA MERCY RIDGE EDUCATION CENTER SERIES
                 2008 (HOSPITAL REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY MANUFACTURERS &
                 TRADERS TRUST COMPANY)+/-ss                                         0.30%        07/01/2022    $        1,985,000
     9,000,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCE AUTHORITY
                 FOODSWING PROJECT SERIES 2008
                 (IDR, BANK OF AMERICA CORPORATION LOC)+/-ss                         0.45         04/01/2023             9,000,000
     7,470,000   MONTGOMERY COUNTY MD ECONOMIC FINANCE AUTHORITY
                 BROOKE GROVE FOUNDATION
                 INCORPORATED (CONTINUING CARE RETIREMENT COMMUNITY
                 REVENUE, MANUFACTURERS &
                 TRADERS TRUST COMPANY LOC)+/-ss                                     0.35         01/01/2024             7,470,000
                                                                                                                        35,120,000
                                                                                                                ------------------
MASSACHUSETTS: 0.30%
     2,170,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BOSTON
                 UNIVERSITY PROJECT SERIES U-6E
                 (EDUCATION REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                   0.25         10/01/2042             2,170,000
     8,205,000   MASSACHUSETTS DRIVERS TRUST SERIES 3187-Z (WATER &
                 SEWER REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.30         08/01/2014             8,205,000
     3,700,000   MASSACHUSETTS SERIES 2648 (GO - STATE, FSA INSURED
                 JPMORGAN CHASE &
                 COMPANY LOC)+++/-ss                                                 0.35         08/01/2015             3,700,000
                                                                                                                        14,075,000
                                                                                                                ------------------
MICHIGAN: 3.49%
     5,000,000   MICHIGAN FINANCE AUTHORITY SERIES D-1 (MISCELLANEOUS
                 REVENUE)                                                            2.00         08/19/2011             5,057,393
     7,000,000   MICHIGAN FINANCE AUTHORITY SERIES D-2 (MISCELLANEOUS
                 REVENUE)                                                            2.00         08/22/2011             7,108,609
     7,000,000   MICHIGAN FINANCE AUTHORITY SERIES D-3 (MISCELLANEOUS
                 REVENUE)                                                            2.00         08/22/2011             7,108,609
     9,500,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY LIMITED
                 OBLIGATION HOUSING CANTERBURY
                 PROJECT SERIES A (HOUSING REVENUE, LASALLE BANK NA
                 LOC)+/-ss                                                           0.45         06/01/2038             9,500,000
    52,715,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY RENTAL
                 HOUSING PROJECT SERIES 2006-A
                 (HOUSING REVENUE, FSA INSURED & SECURITIES PURCHASE
                 AGREEMENT BY FORTIS BANK)+/-ss                                      0.32         10/01/2040            52,715,000
    32,875,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY RENTAL
                 HOUSING PROJECT SERIES 2006-C
                 (HOUSING REVENUE, FSA INSURED & SECURITIES PURCHASE
                 AGREEMENT BY FORTIS BANK)+/-ss                                      0.32         04/01/2041            32,875,000
     6,500,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY RENTAL
                 HOUSING PROJECT SERIES 2010-F
                 (HOSPITAL REVENUE)+/-ss                                             0.39         11/15/2049             6,500,000
     6,000,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY RENTAL
                 HOUSING PROJECT SERIES 2010-F
                 (HOSPITAL REVENUE)+/-ss                                             0.39         11/15/2049             6,000,000
    19,215,000   MICHIGAN SOLID WASTE DISPOSAL L'ANSE WARDEN COMPANY
                 PROJECT SERIES 2008
                 (RESOURCE RECOVERY REVENUE, STANDARD CHARTERED PLC
                 LOC)+/-ss                                                           0.40         02/01/2028            19,215,000
     7,000,000   MICHIGAN STRATEGIC FUND CONSUMERS ENERGY COMPANY
                 PROJECT
                 (ELECTRIC REVENUE, WELLS FARGO & COMPANY LOC) (q)+/-ss              0.31         04/01/2035             7,000,000
     8,705,000   ROYAL OAK MICHIGAN DEUTSCHE BANK SPEARS LIFERS TRUST
                 SERIES DB-446
                 (PUBLIC FACILITIES REVENUE, DEUTSCHE BANK AG LOC)+++/-ss            0.30         10/14/2030             8,705,000
                                                                                                                       161,784,611
                                                                                                                ------------------
MINNESOTA: 1.58%
     5,000,000   DAKOTA COUNTY MN CDA VIEW POINTE APARTMENTS PROJECT
                 SERIES 2007-A
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.36         01/15/2038             5,000,000
       100,000   MAPLEWOOD MN EDUCATIONAL FACILITIES AUTHORITY MOUNDS
                 PARK ACADEMY PROJECT
                 (EDUCATION REVENUE, US BANK NA LOC )+/-ss                           0.29         10/01/2023               100,000
    13,615,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPEMENT
                 AUTHORITY ALLINA HEALTH
                 SYSTEMS PROJECT SERIES B2 (HOSPITAL REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+/-ss                                  0.25         11/15/2035            13,615,000
     1,200,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPEMENT
                 AUTHORITY ALLINA HEALTH
                 SYSTEMS SERIES B-1 (HOSPITAL REVENUE, JPMORGAN CHASE
                 & COMPANY LOC)+/-ss                                                 0.26         11/15/2035             1,200,000
     4,535,000   MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPEMENT
                 AUTHORITY CHILDREN'S
                 HOSPITAL CLINICS PROJECT SERIES A-II (HOSPITAL
                 REVENUE, US BANK LOC)+/-ss                                          0.27         08/15/2037             4,535,000
     1,735,000   MINNEAPOLIS MN MFHR DRIFTWOOD APARTMENTS PROJECT
                 SERIES A
                 (HOUSING REVENUE, US BANK NA LOC)+/-ss                              0.40         10/01/2024             1,735,000
     1,000,000   MINNEAPOLIS MN MFHR GATEWAY REAL ESTATE PROJECT
                 (HOUSING REVENUE, LASALLE BANK NA LOC)+/-ss                         0.38         10/01/2032             1,000,000

                   Wells Fargo Advantage Money Market Funds 95


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$    1,305,000   MINNEAPOLIS, MN PEOPLE SERVING PEOPLE PROJECT SERIES A
                 (MISCELLANEOUS REVENUE, US BANK NA LOC)+++/-ss                      0.25%        10/01/2021    $        1,305,000
     3,060,000   MINNESOTA BOND SECURITIZATION TRUST SERIES S1
                 (HOUSING REVENUE, LASALLE BANK NA LOC)+++/-ss                       0.50         02/01/2027             3,060,000
     3,180,000   MINNESOTA BOND SECURITIZATION TRUST SERIES S2
                 (HOUSING REVENUE, LASALLE BANK NA LOC)+++/-ss                       0.50         11/01/2028             3,180,000
     8,000,000   MINNESOTA HFA RESIDENTIAL HOUSING FINANCE PROJECT
                 SERIES C
                 (HOUSING REVENUE, GUARANTEE BY MINNESOTA HFA)+/-ss                  0.31         07/01/2036             8,000,000
     2,000,000   MINNESOTA HFA SERIES C (HOUSING REVENUE, FHLMC
                 INSURED)+/-ss                                                       0.31         07/01/2048             2,000,000
       350,000   MINNESOTA HIGHER EDUCATION FACILITIES ST. OLAF
                 COLLEGE PROJECT SERIES 5-M1
                 (EDUCATION REVENUE, HARRIS BANK NA LOC)+/-ss                        0.26         10/01/2032               350,000
     7,545,000   MINNESOTA HIGHER EDUCATION FACILITIES UNIVERSITY OF
                 ST. THOMAS PROJECT SERIES 5-C
                 (EDUCATION REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                 2.00         04/01/2025             7,545,000
     3,625,000   MINNESOTA TRUNK HIGHWAY PROJECT SERIES B (GENERAL
                 OBLIGATION-STATE)                                                   4.00         08/01/2011             3,748,029
       425,000   PLYMOUTH MN MFHR AT THE LAKE APARTMENTS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.36         08/01/2034               425,000
    13,400,000   ST. ANTHONY MN MFHR LANDINGS SILVER LAKE PROJECT
                 SERIES 2004-A (HOUSING REVENUE,
                 LASALLE BANK NA LOC)+/-ss                                           0.38         10/01/2037            13,400,000
     1,400,000   ST. ANTHONY MN MFHR LANDINGS SILVER LAKE PROJECT
                 SERIES 2007
                 (HOUSING REVENUE, LASALLE BANK NA LOC)+/-ss                         0.42         10/01/2037             1,400,000
     1,460,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE
                 OFFICE & INDUSTRIAL CENTER PROJECT
                 (SPECIAL TAX REVENUE, US BANK NA LOC)+/-ss                          0.27         02/01/2015             1,460,000
                                                                                                                        73,058,029
                                                                                                                ------------------
MISSISSIPPI: 1.64%
    18,960,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES 2007-32
                 (GO - STATE,
                 STATE STREET BANK & TRUST COMPANY LOC)+/-ss                         0.35         02/01/2016            18,960,000
    15,925,000   JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON USA
                 INCORPORATED PROJECT (LDR)+/-ss                                     0.21         06/01/2023            15,925,000
    29,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA
                 (IDR)+/-ss                                                          0.24         12/01/2030            29,000,000
     4,765,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON
                 EDUCATION MALL FOUNDATION
                 PROJECT SERIES 2008-A (MISCELLANEOUS REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+/-ss                                  0.30         11/01/2018             4,765,000
     7,455,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION SOLAR
                 ECLIPSE PROJECT
                 SERIES 2006-0153 (GO - LOCAL, US BANK LOC)+++/-ss                   0.28         03/01/2014             7,455,000
                                                                                                                        76,105,000
                                                                                                                ------------------
MISSOURI: 0.45%
       696,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES 1999-02
                 (HOUSING REVENUE,
                 STATE STREET BANK & TRUST COMPANY LOC)+/-ss                         0.45         10/01/2012               696,000
     1,494,945   CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2009-4
                 (GO - STATE,STATE STREET BANK &
                 TRUST COMPANY LOC)+/-ss                                             0.45         01/01/2049             1,494,945
     2,160,000   GREENE COUNTY MO STASBOURG ESTATES PROJECT (HOUSING
                 REVENUE, US BANCORP LOC)+/-ss                                       0.39         08/01/2038             2,160,000
     2,400,000   KANSAS CITY MO H. ROE BARTLE CONVENTION CENTER
                 PROJECT SERIES 2008 F
                 (MISCELLANEOUS REVENUE, SECURITIES PURCHASE AGREEMENT
                 BY DEXIA SA)+/-ss                                                   0.31         04/15/2025             2,400,000
     4,125,000   ST. CHARLES COUNTY MO UNITED HANDICAP SERVICES
                 (HOSPITAL REVENUE, US BANCORP LOC)+/-ss                             0.42         07/01/2023             4,125,000
    10,000,000   ST. LOUIS COUNTY MO TRAN (SPECIAL TAX REVENUE)                      0.45         08/01/2011            10,007,002
                                                                                                                        20,882,947
                                                                                                                ------------------
NEBRASKA: 0.16%
     1,110,000   HALL COUNTY NE GLOBAL INDUSTRIES INCORPORATED PROJECT
                 (IDR, WELLS FARGO & COMPANY LOC) (q)+/-ss                           0.51         12/01/2020             1,110,000
     6,190,000   NEBRASKA INVESTMENT FINANCE AUTHORITY MH APPLE CREEK
                 ASSOCIATES PROJECT
                 SERIES 1985-A (HOUSING REVENUE, NORTHERN TRUST
                 CORPORATION LOC)+/-ss                                               0.42         09/01/2031             6,190,000
                                                                                                                         7,300,000
                                                                                                                ------------------

                   96 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEVADA: 0.56%
$   15,000,000   CLARK COUNTY NV AIRPORT SERIES B-1 (AIRPORT
                 REVENUE, SECURITIES PURCHASE AGREEMENT
                 BY DEXIA SA)+/-ss                                                   0.34%        07/01/2022    $       15,000,000
     5,000,000   CLARK COUNTY NV AIRPORT SERIES E-1 (AIRPORT REVENUE)                2.50         06/01/2011             5,069,394
     6,100,000   RENO NV SALES TAX REVENUE REFUNDING SENIOR LIEN
                 RENO TRANSPORTATION RAIL ACCESS
                 CORRIDOR PROJECT (SALES TAX REVENUE, BANK OF NEW
                 YORK LOC)+/-ss                                                      0.25         06/01/2042             6,100,000
                                                                                                                        26,169,394
                                                                                                                ------------------
NEW HAMPSHIRE: 1.09%
    39,380,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2005-03 (HOUSING REVENUE, FSA INSURED &
                 SECURITIES PURCHASE AGREEMENT BY STATE STREET BANK
                 & TRUST COMPANY)+/-ss                                               0.42         02/01/2013            39,380,000
     5,000,000   MERRIMACK COUNTY NH TRAN (GO - LOCAL)                               1.00         12/30/2010             5,006,567
     6,330,000   NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES
                 AUTHORITY DARTMOUTH COLLEGE PROJECT
                 SERIES 3069 (EDUCATION REVENUE, MORGAN STANLEY
                 LOC)+++/-ss                                                         0.30         06/01/2039             6,330,000
                                                                                                                        50,716,567
                                                                                                                ------------------
NEW JERSEY: 2.01%
       550,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                 FACILITIES CONSTRUCTURE SERIES R1
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                       0.26         09/01/2031               550,000
     7,400,000   NEW JERSEY EDUCATIONAL DEVELOPMENT AUTHORITY
                 LAWRENCEVILLE SCHOOL PROJECT
                 (EDUCATION REVENUE, JPMORGAN CHASE & COMPANY LOC)+/-ss              0.18         07/01/2031             7,400,000
     8,800,000   NEW JERSEY EDUCATIONAL DEVELOPMENT AUTHORITY,
                 LAWRENCEVILLE SCHOOL PROJECT
                 SERIES B (EDUCATION REVENUE)+/-ss                                   0.20         07/01/2026             8,800,000
     2,000,000   NEW JERSEY EDUCATIONAL DEVELOPMENT AUTHORITY, SETON
                 HALL UNIVERSITY SERIES D
                 (EDUCATION REVENUE)+/-ss                                            1.30         07/01/2037             2,000,000
     5,000,000   NEW JERSEY HEALTH CARE FACILITIES AUTHORITY
                 PRINCETON HEALTHCARE SERIES B
                 (HOSPITAL REVENUE, TD BANK NA LOC)+/-ss                             0.25         07/01/2041             5,000,000
     9,840,000   NEW JERSEY HFA MFHR SERIES 3 (HOUSING REVENUE,
                 SECURITIES PURCHASE AGREEMENT
                 BY DEXIA SA)+/-ss                                                   0.37         11/01/2046             9,840,000
     2,425,000   NEW JERSEY TRANSPORTATION FINANCE AUTHORITY &
                 CLIPPER TAX-EXEMPT CERTIFICATES TRUST
                 SERIES A-2006 (TRANSPORTATION REVENUE, GUARANTEE BY
                 STATE STREET BANK &
                 TRUST COMPANY)+++/-ss                                               0.30         01/01/2020             2,425,000
       250,000   NEW JERSEY TRANSPORTATION FINANCE AUTHORITY &
                 SERIES 038 (TRANSPORTATION REVENUE,
                 AMBAC INSURED WELLS FARGO & COMPANY LOC) (q)+++/-ss                 0.30         12/15/2026               250,000
    29,120,000   NEW JERSEY TURNPIKE AUTHORITY DEXIA CREDIT LOCAL
                 TRUST SERIES 2008-057 (TRANSPORTATION
                 REVENUE, FSA INSURED & SECURITIES PURCHASE
                 AGREEMENT BY DEXIA SA)+/-ss                                         0.47         01/01/2022            29,120,000
    10,000,000   NEW JERSEY PFOTER SERIES 638 (STUDENT LOAN REVENUE,
                 MERRILL LYNCH LOC)+++/-ss                                           0.29         12/01/2024            10,000,000
    15,000,000   NORTH BRUNSWICK TOWNSHIP NJ BOND ANITCIPATION NOTES
                 (GO-LOCAL)                                                          1.25         08/11/2011            15,126,732
     2,500,000   SOUTH RIVER NJ BOND ANTICIPATION NOTES SERIES 2009
                 (GO - LOCAL)                                                        1.50         12/21/2010             2,506,038
                                                                                                                        93,017,770
                                                                                                                ------------------
NEW MEXICO: 1.36%
    18,500,000   FARMINGTON NM PCR ARIZONA PUBLIC SERVICE COMPANY
                 SERIES C (ELECTRIC REVENUE,
                 BARCLAYS BANK PLC LOC)+/-ss                                         0.27         09/01/2024            18,500,000
     3,445,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES
                 A (STUDENT LOAN REVENUE,
                 ROYAL BANK OF CANADA LOC)+/-ss                                      0.33         11/01/2028             3,445,000
     7,500,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES
                 A-1 (STUDENT LOAN REVENUE,
                 ROYAL BANK OF CANADA LOC)+/-ss                                      0.33         04/01/2034             7,500,000
     7,500,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES
                 A-2 (STUDENT LOAN REVENUE,
                 ROYAL BANK OF CANADA LOC)+/-ss                                      0.33         04/01/2034             7,500,000
    21,110,000   NEW MEXICO EDUCATIONAL AUTHORITY PFOTER SERIES 637
                 (STUDENT LOAN REVENUE,
                 BANK OF AMERICA CORPORATION LOC)+/-ss                               0.37         04/01/2037            21,110,000
     5,000,000   NEW MEXICO TRAN (MISCELLANEOUS REVENUE)                             2.50         06/30/2011             5,090,644
                                                                                                                        63,145,644
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds  97


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW YORK: 8.64%
$    6,495,000   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 1036
                 (LEASE REVENUE, BRANCH BANK & TRUST COMPANY LOC)+++/-ss             0.43%        02/01/2019    $        6,495,000
     8,965,000   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 1039
                 (LEASE REVENUE, BRANCH BANK & TRUST COMPANY LOC)+++/-ss             0.36         06/01/2025             8,965,000
     1,849,740   BRIARCLIFF MANOR NY BOND ANTICIPATION NOTES SERIES
                 2009-E
                 (GO - LOCAL, GUARANTEE BY BRIARCLIFF MANOR, NY)                     1.50         09/24/2010             1,850,317
     4,430,000   BRONXVILLE NY BOND ANTICIPATION NOTES UNION FREE
                 SCHOOL DISTRICT PROJECT SERIES 2009
                 (GO - LOCAL, GUARANTEE BY BRONXVILLE UNION FREE
                 SCHOOL DISTRICT)                                                    1.50         09/24/2010             4,432,077
     5,060,000   BROOME COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY GOOD
                 SHEPHERD VILLAGE
                 ENDWELL INCORPORATED PROJECT SERIES B (HOSPITAL
                 REVENUE, MANUFACTURERS &
                 TRADERS TRUST COMPANY LOC)+/-ss                                     0.35         07/01/2023             5,060,000
     7,100,000   BROOME COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY GOOD
                 SHEPHERD VILLAGE
                 ENDWELL INCORPORATED PROJECT SERIES C (CONTINUING
                 CARE RETIREMENT COMMUNITY
                 REVENUE, MANUFACTURERS & TRADERS TRUST COMPANY LOC)+/-ss            0.35         07/01/2040             7,100,000
     2,865,000   BUFFALO, NY MUNICIPAL WATER FINANCE AUTHORITY (WATER
                 & SEWER REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+/-ss                                  0.25         07/01/2035             2,865,000
     8,421,865   CAYUGA COUNTY NY BOND ANTICIPATION NOTES
                 (GO - LOCAL, GUARANTEE BY CAYUGA COUNTY, NY)                        1.50         10/08/2010             8,425,238
    24,055,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES 2009-85
                 (HOUSING REVENUE, STATE STREET BANK & TRUST
                 COMPANY)+++/-ss                                                     0.45         09/01/2034            24,055,000
     8,610,000   DUTCHESS COUNTY NY IDA CIVIC FACILITIES BROOKVIEW
                 INCORPORATED PROJECT (CONTINUING
                 CARE RETIREMENT COMMUNITY REVENUE, MANUFACTURERS &
                 TRADERS TRUST COMPANY LOC)+/-ss                                     0.35         09/01/2037             8,610,000
     7,140,000   ERIE COUNTY NY IDA SCHOOL FACILITIES SERIES 2946
                 (EDUCATION REVENUE, FSA INSURED &
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.33         11/01/2012             7,140,000
     6,216,636   MARLBORO NY CENTRAL SCHOOL DISTRICT BOND
                 ANTICIPATION NOTES (GO - LOCAL)                                     1.50         10/21/2010             6,223,682
     3,705,000   MIDDLETOWN NY BOND ANTICIPATION NOTES (GO - LOCAL)                  1.50         04/08/2011             3,719,311
     7,505,000   MONROE COUNTY NY IDA CIVIC FACILITIES MONROE
                 COMMUNITY COLLEGE PROJECT SERIES A
                 (HOUSING REVENUE, JPMORGAN CHASE & COMPANY LOC)+/-ss                0.27         06/01/2036             7,505,000
     2,415,000   MONROE COUNTY NY IDA URBAN FOCUS, LP PROJECT SERIES
                 2007 (HOUSING REVENUE,
                 FHLMC INSURED)+++/-ss                                               0.39         02/01/2046             2,415,000
    13,000,000   NASSAU HEALTH CARE CORPORATION, SERIES B-2
                 (MISCELLANEOUS REVENUE)+/-ss                                        0.25         08/01/2029            13,000,000
     3,270,000   NEW YORK ENVIRONMENTAL FACILITIES WASTE MANAGEMENT
                 INCORPORATED PROJECT
                 SERIES 2002-B (SOLID WASTE REVENUE, JPMORGAN CHASE &
                 COMPANY LOC)+/-ss                                                   0.25         05/01/2019             3,270,000
     2,700,000   NEW YORK HFA ARCHSTONE WESTBURY HOUSING PROJECT
                 SERIES 2004-A
                 (HOUSING REVENUE, BANK OF AMERICA CORPORATION LOC)+/-ss             0.30         11/01/2036             2,700,000
     6,810,000   NEW YORK HFA ROC RR-II-R 11700 SERIES B
                 (HOUSING REVENUE, CITIBANK NA LOC)+++/-ss                           0.36         05/01/2038             6,810,000
    14,500,000   NEW YORK HFA VICTORY HOUSING PROJECT SERIES 2000-A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.28         11/01/2033            14,500,000
    10,960,000   NEW YORK MORTGAGE AGENCY HOMEOWNER ROC RR-II-R 11703
                 (HOUSING REVENUE, CITIBANK, NA LOC)+++/-ss                          0.36         10/01/2031            10,960,000
     3,000,000   NEW YORK PERSONAL INCOME TAX URBAN DEVELOPMENT
                 CORPORATION PROJECT SERIES 3470
                 (SPECIAL TAX REVENUE, JPMORGAN CHASE & COMPANY
                 LOC)+++/-ss                                                         0.30         03/15/2031             3,000,000
    18,090,000   NEW YORK STATE DORMATORY AUTHORITY SUPPORTED DEBT
                 TERESIAN HOUSE PROJECT SERIES 2003
                 (HOUSING REVENUE, MANUFACTURERS & TRADERS TRUST
                 COMPANY LOC)+/-ss                                                   0.35         07/01/2033            18,090,000
    10,000,000   NEW YORK STATE HFA SERIES C (INCOME TAX REVENUE,
                 SECURITIES PURCHASE
                 AGREEMENT BY DEXIA CREDIT LOCAL DE FRANCE)+/-ss                     0.30         03/15/2033            10,000,000
     4,525,000   NEW YORK DORMATORY AUTHORITY PERSONAL INCOME TAX
                 EDUCATION PROJECT SERIES 3471
                 (SPECIAL TAX REVENUE, JPMORGAN CHASE & COMPANY
                 LOC)+++/-ss                                                         0.30         09/15/2029             4,525,000
     2,970,000   NEW YORK NY DRIVERS TRUST SERIES 3381 (HOUSING
                 REVENUE, LIQUIDITY FACILITY BY
                 JPMORGAN CHASE & COMPANY)+++/-ss                                    0.41         10/01/2023             2,970,000
     1,800,000   NEW YORK NY SERIES C-3 (GO - LOCAL)+/-ss                            0.26         08/01/2020             1,800,000
       125,000   NEW YORK NY FISCAL YEAR 1994 SERIES A-10 (GO - LOCAL,
                 JPMORGAN CHASE & COMPANY LOC)+/-ss                                  0.24         08/01/2017               125,000
     2,870,000   NEW YORK NY SERIES 3823 (GO - LOCAL, SECURITIES
                 PURCHASE AGREEMENT BY DEXIA
                 CREDIT LOCAL DE FRNCE)+++/-ss                                       0.54         02/01/2016             2,870,000

                   98 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$    6,245,000   NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR
                 SERIES 143 ROC RR-II-R 11699
                 (HOUSING REVENUE, LIQUIDITY FACILITY BY CITIBANK,
                 NA)+++/-ss                                                          0.36%        11/01/2040    $        6,245,000
    15,300,000   NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR
                 SERIES 2008-H-2-A
                 (HOUSING REVENUE, SECURITIES PURCHASE AGREEMENT
                 BY DEXIA SA)+/-ss                                                   0.31         05/01/2013            15,300,000
    12,720,000   NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR
                 SERIES 2008-I2
                 (HOUSING REVENUE)+/-ss                                              0.53         01/10/2040            12,720,000
    29,820,000   NEW YORK NY MUNICIPAL WATER & SEWER FINANCE
                 AUTHORITY FISCAL YEAR 2009 SERIES 3484
                 (WATER & SEWER REVENUE, JPMORGAN CHASE & COMPANY
                 LOC)+++/-ss                                                         0.26         06/15/2033            29,820,000
     3,345,000   NEW YORK NY MUNICIPAL WATER & SEWER FINANCE
                 AUTHORITY SERIES B-2 (WATER & SEWER
                 REVENUE, SECURITIES PURCHASE AGREEMENT BY LLOYDS
                 TSB BANK PLC)+/-ss                                                  0.24         06/15/2024             3,345,000
    11,250,000   NEW YORK NY TRANSPORTATION FINANCE AUTHORITY NEW YORK CITY
                 RECOVERY FISCAL YEAR 2003
                 PROJECT SERIES 2-F (SPECIAL TAX REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY DEXIA SA)+/-ss                     0.38         11/01/2022            11,250,000
    25,710,000   NEW YORK NY TRANSPORTATION FINANCE AUTHORITY NEW YORK CITY
                 RECOVERY FISCAL YEAR 2003
                 PROJECT SERIES 3-C (SPECIAL TAX REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY DEXIA SA)+/-ss                     0.38         11/01/2022            25,710,000
     6,000,000   NEW YORK NY TRANSPORTATION FINANCE AUTHORITY
                 SERIES 3F (SPECIAL TAX REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY ROYAL BANK OF
                 CANADA)+/-ss                                                        0.24         11/01/2022             6,000,000
     5,995,000   NEW YORK NY DRIVERS TRUST SERIES 3465 (WATER &
                 SEWER REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.30         06/15/2013             5,995,000
     4,000,000   NEW YORK NY DRIVERS TRUST SERIES 3477 (WATER &
                 SEWER REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.30         06/15/2017             4,000,000
     7,250,000   NEW YORK NY DRIVERS TRUST SERIES 3482 (WATER &
                 SEWER REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.30         06/15/2033             7,250,000
    10,333,850   ONEIDA NY CITY SCHOOL DISTRICT BOND ANTICIPATION
                 NOTES FISCAL YEAR 2009
                 (GO - LOCAL)                                                        1.50         10/29/2010            10,342,290
     4,690,000   ORANGETOWN NY BOND ANTICIPATION NOTES (GO - LOCAL,
                 GUARANTEE BY ORANGETOWN, NY)                                        1.50         09/29/2010             4,692,139
    19,000,000   OYSTER BAY NY (GO - LOCAL)                                          1.25         08/12/2011            19,170,066
    24,411,000   ROCKLAND COUNTY NY BOND ANTICIPATION NOTES (GO -
                 LOCAL,
                 GUARANTEE BY ROCKLAND COUNTY, NY)                                   2.50         09/02/2010            24,411,959
     7,500,000   TARRYTOWN NY UNIFIED SCHOOL DISTRICT BOND
                 ANTICIPATION NOTES (GO - LOCAL)                                     1.50         08/12/2011             7,580,461
     7,000,000   WATERVLIET NY CITY SCHOOL DISTRICT BOND
                 ANTICIPATION NOTES (GO - LOCAL)                                     1.50         01/27/2011             7,019,980
                                                                                                                       400,332,520
                                                                                                                ------------------
NORTH CAROLINA: 1.17%
     4,610,000   CHARLOTTE NC AIRPORT CHARLOTTE DOUGLAS AIRPORT
                 SERIES D (AIRPORT REVENUE, BANK OF
                 AMERICA CORPORATION LOC)+/-ss                                       0.31         07/01/2034             4,610,000
    13,000,000   DURHAM COUNTY NC COP (OFFICE ELECTRONICS REVENUE,
                 FHLMC INSURED & SUNTRUST BANKS
                 INCORPORATED LOC)+/-ss                                              0.30         06/01/2034            13,000,000
     5,000,000   NORTH CAROLINA CAPITAL FINANCE AGENCY WAKE FOREST
                 UNIVERSITY PROJECT SERIES 3070
                 (EDUCATION REVENUE, MORGAN STANLEY LOC)+++/-ss                      0.31         01/01/2038             5,000,000
     4,900,000   NORTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY
                 HILL CENTER PROJECT (EDUCATION REVENUE,
                 BRANCH BANK & TRUST COMPANY LOC)+/-ss                               0.30         07/01/2028             4,900,000
     3,065,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE
                 AGENCY CHARLOTTE DAY SCHOOL PROJECT
                 (EDUCATION REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.31         08/01/2020             3,065,000
     5,000,000   NORTH CAROLINA HEALTHCARE FACILITIES AUTHORITY
                 HOSPICE ALAMANCE PROJECT (HOSPITAL
                 REVENUE, BRANCH BANK & TRUST COMPANY LOC)+/-ss                      0.30         12/01/2033             5,000,000
     5,600,000   NORTH CAROLINA HEALTHCARE FACILITIES AUTHORITY
                 WAKE FOREST UNIVERSITY PROJECT SERIES D
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.26         07/01/2034             5,600,000
     4,880,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HEFA
                 UNIVERSITY HEALTH SYSTEMS OF EASTERN
                 CAROLINA SERIES 2008-B-1 (HOSPITAL REVENUE, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.26         12/01/2036             4,880,000
     3,455,000   PIEDMONT NC TRIAD AIRPORT AUTHORITY SERIES A
                 (AIRPORT REVENUE,
                 BRANCH BANK & TRUST COMPANY LOC)+/-ss                               0.31         07/01/2032             3,455,000
     4,630,000   PIEDMONT NC TRIAD AIRPORT AUTHORITY SERIES B
                 (AIRPORT REVENUE, BRANCH BANK & TRUST
                 COMPANY LOC)+/-ss                                                   0.35         07/01/2029             4,630,000
                                                                                                                        54,140,000
                                                                                                                ------------------

                   Wells Fargo Advantage Money Market Funds 99


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NORTH DAKOTA: 0.57%
$    1,025,000   FARGO ND CASS CLAY CREAMERY, INCORPORATED PROJECT
                 (IDR)+/-ss                                                          0.60%        12/01/2012    $        1,025,000
     2,800,000   MANDAN ND CLOVERDALE FOODS COMPANY PROJECT (IDR,
                 BANK OF NORTH DAKOTA LOC)+/-ss                                      0.51         12/01/2022             2,800,000
    12,500,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC
                 PROJECT CONSTRUCTION NOTES
                 SERIES A-3 (WATER & SEWER REVENUE, REGIONS BANK LOC)                1.50         10/01/2010            12,506,115
    10,000,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC
                 PROJECT CONSTRUCTION NOTES
                 SERIES A-4 (WATER & SEWER REVENUE, REGIONS BANK LOC)                1.50         09/01/2011            10,079,352
                                                                                                                        26,410,467
                                                                                                                ------------------
OHIO: 3.43%
     3,000,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY EUCLID
                 AVENUE HOUSING CORPORATION
                 PROJECT (HOUSING REVENUE, US BANK LOC)+/-ss                         0.27         06/01/2039             3,000,000
    35,875,000   CUYAHOGA COUNTY OH HOSPITAL UNIVERSITY HOSPITAL
                 HEALTH SYSTEMS, INCORPORATED
                 PROJECT SERIES 263 (HOSPITAL REVENUE, MBIA
                 INSURED)+++/-ss                                                     0.40         01/15/2026            35,875,000
     8,500,000   FRANKLIN COUNTY OH HCFR, OHIO PRESBYTERIAN SERIES A
                 (HOSPITAL REVENUE, HOSPITAL
                 REVENUE, PNC BANK NA LOC)+/-ss                                      1.00         07/01/2036             8,500,000
    12,155,000   LANCASTER OH PORT AUTHORITY GAS SERIES 2008
                 (UTILITY REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY ROYAL BANK OF CANADA)+/-ss                             0.31         05/01/2038            12,155,000
    49,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY EXEMPT
                 FACILITIES ANDERSONS MARATHON
                 ETHANOL, LLC PROJECT SERIES 2007 (IDR, COBANK LOC)+/-ss             0.40         09/01/2037            49,500,000
     8,350,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY DAYTON POWER
                 PROJECT SERIES B
                 (ELECTRIC REVENUE, JPMORGAN CHASE & COMPANY LOC)+/-ss               0.28         11/01/2040             8,350,000
     3,570,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY OHIO
                 ELECTRIC CORPORATION PROJECT SERIES D
                 (ELECTRIC REVENUE, BANK OF TOKYO-MITSUBISHI UFJ
                 LOC)+/-ss                                                           0.27         02/01/2026             3,570,000
     2,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY OHIO VALLEY
                 ELECTRIC CORPORATION
                 PROJECT SERIES B (ELECTRIC REVENUE, BANK OF NOVA
                 SCOTIA LOC)+/-ss                                                    0.27         02/01/2026             2,500,000
    14,100,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY
                 GENERAL CORPORATION SERIES A
                 (IDR, BARCLAYS BANK PLC LOC)+/-ss                                   0.23         05/15/2019            14,100,000
    11,700,000   PARMA OH HOSPITAL IMPROVEMENT PARMA COMMUNITY
                 GENERAL HOSPITAL SERIES A
                 (HOSPITAL REVENUE, LIQUIDITY FACILITY BY JPMORGAN
                 CHASE & COMPANY)+/-ss                                               0.26         11/01/2029            11,700,000
     9,480,000   PRINCETON OH SCHOOL DISTRICT MSTR (EDUCATION
                 REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY SOCIETE GENERALE)+++/-ss                               0.27         12/01/2030             9,480,000
                                                                                                                       158,730,000
                                                                                                                ------------------
OKLAHOMA: 0.28%
     2,500,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY
                 CONOCOPHILLIPS PROJECT SERIES B
                 (IDR, GUARANTEE BY CONOCOPHILLIPS)+/-ss                             0.35         08/01/2037             2,500,000
    10,500,000   OKLAHOMA TURNPIKE AUTHORITY (HIGHWAY TOLL REVENUE)+/-ss             0.25         01/01/2028            10,500,000
                                                                                                                        13,000,000
                                                                                                                ------------------
OREGON: 0.40%
       925,000   OREGON BEEF NORTHWEST FEEDERS PROJECT (IDR, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.60         01/01/2016               925,000
       920,000   OREGON BEEF NORTHWEST FEEDERS PROJECT (IDR, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.60         01/01/2019               920,000
     5,500,000   OREGON BEHLEN MANUFACTURING COMPANY PROJECT
                 (MANUFACTURING REVENUE,
                 LASALLE BANK NA LOC)+/-ss                                           0.45         06/01/2017             5,500,000
     7,945,000   OREGON HEALTH & SCIENCE UNIVERSITY SERIES B-1
                 (EDUCATION REVENUE, US BANK LOC)+/-ss                               0.30         07/01/2027             7,945,000
     3,280,000   OREGON HEALTH & SCIENCE UNIVERSITY SERIES B-2
                 (EDUCATION REVENUE, US BANK LOC)+/-ss                               0.26         07/01/2027             3,280,000
                                                                                                                        18,570,000
                                                                                                                ------------------
OTHER: 3.66%
     7,630,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST RB, SER.
                 2009-12 (MISCELLANEOUS REVENUE)+/-ss                                0.45         03/01/2038             7,630,000
    25,000,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2004-04 (GO - STATE,
                 GUARANTEE BY STATE STREET BANK & TRUST COMPANY)+/-ss                0.35         07/01/2011            25,000,000
    14,500,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES
                 2004-05 (GO - STATE,
                 GUARANTEE BY STATE STREET BANK & TRUST COMPANY)+/-ss                0.35         10/01/2011            14,500,000

                  100 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
OTHER (continued)
$    2,739,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES 2005-14
                 (HOUSING REVENUE, GNMA
                 INSURED & LIQUIDITY FACILITY BY STATE STREET BANK &
                 TRUST COMPANY LOC)+/-ss                                             0.45%        09/01/2010    $        2,739,000
     4,420,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES 2006-04
                 (GO - LOCAL, SECURITIES PURCHASE
                 AGREEMENT BY STATE STREET BANK & TRUST COMPANY)+/-ss                0.33         05/01/2013             4,420,000
    13,935,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES 2007-14
                 (GO - STATE, GUARANTEE BY STATE
                 STREET BANK & TRUST COMPANY)+/-ss                                   0.45         03/01/2012            13,935,000
    23,275,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS
                 CLASS A
                 (HOUSING REVENUE, FHLMC INSURED)+++/-ss                             0.40         05/01/2032            23,275,000
    56,740,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS
                 CLASS A (HOUSING REVENUE,
                 LIQUIDITY FACILITY BY MERRILL LYNCH & COMPANY,
                 INCORPORATED)+/-ss                                                  0.40         05/15/2029            56,740,000
    21,530,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS
                 CLASS C (HOUSING REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY LLOYDS TSB GROUP
                 PLC)+++/-ss                                                         0.33         11/30/2011            21,530,000
                                                                                                                       169,769,000
                                                                                                                ------------------
PENNSYLVANIA: 2.80%
     2,790,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UNIVERSITY OF PITTSBURGH
                 EDUCATION CENTER PROJECT SERIES 2007-A (HOSPITAL
                 REVENUE, MBIA INSURED)+++/-ss                                       0.30         02/01/2031             2,790,000
     4,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UNIVERSITY OF PITTSBURGH
                 EDUCATION CENTER PROJECT SERIES 2007-B-2 (HOSPITAL
                 REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY ROYAL BANK OF CANADA)+++/-ss                           0.29         04/15/2039             4,500,000
     4,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UNIVERSITY OF PITTSBURGH
                 EDUCATION CENTER PROJECT SERIES 2010 (HOSPITAL
                 REVENUE, PNC BANK NA LOC)+/-ss                                      0.24         05/15/2038             4,000,000
     4,205,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
                 SENIOR LIVING CORPORATION
                 PROJECT (HOSPITAL REVENUE, FNMA INSURED)+/-ss                       0.29         07/15/2028             4,205,000
     3,422,000   ALLEGHENY COUNTY PA IDA UNITED JEWISH FEDERATION
                 PROJECT SERIES A
                 (IDR, PNC BANK NA LOC)+++/-ss                                       0.29         10/01/2026             3,422,000
       700,000   ALLEGHENY COUNTY PA IDA UNIVERSITY OF PITTSBURGH
                 EDUCATION CENTER CHILDREN'S
                 HOSPITAL SERIES 2004-A (HOSPITAL REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.31         10/01/2032               700,000
     4,000,000   C MUNICIPAL PRODUCTS, INCORPORATED BETHLEHEM AREA
                 SCHOOL DISTRICT SERIES E-12
                 (GO - LOCAL, SECURITIES PURCHASE AGREEMENT BY ROYAL
                 BANK OF CANADA)+++/-ss                                              0.29         01/05/2012             4,000,000
    15,640,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS
                 SERIES 385 (HOSPITAL REVENUE,
                 MERRILL LYNCH & COMPANY INCORPORATED LOC)+++/-ss                    0.37         08/15/2042            15,640,000
    10,865,000   MONTGOMERY COUNTY PA IDA NORTHWESTERN HUMAN SERVICES
                 PROJECT
                 (HOSPITAL REVENUE, COMMERCE BANK NA LOC)+/-ss                       0.26         06/01/2033            10,865,000
     8,040,000   MONTGOMERY COUNTY PA ROCS RR-II-R 11856 (HOSPITAL
                 REVENUE, CITIBANK NA LOC)+++/-ss                                    0.31         02/01/2018             8,040,000
       100,000   PENNSYLVANIA HFA SFHR SERIES 93-B (HOUSING REVENUE,
                 SECURITIES PURCHASE
                 AGREEMENT BY DEXIA SA)+/-ss                                         0.39         04/01/2037               100,000
     6,810,000   PENNSYLVANIA HORIZON HOSPITAL SYSTEMS AUTHORITY SR.
                 HEALTH & HOUSING FACILITIES
                 ST. PAUL HOMES PROJECT SERIES 2002 (CONTINUING CARE
                 RETIREMENT COMMUNITY
                 REVENUE, MANUFACTURERS & TRADERS TRUST COMPANY LOC)+/-ss            0.35         01/01/2033             6,810,000
    34,955,000   PENNSYLVANIA HOUSING FINANCING AGENCY SERIES 98C
                 (HOUSING REVENUE, SECURITIES
                 PURCHASE AGREEMENT BY DEXIA CREDIT LOCAL DE
                 FINANCE)+/-ss                                                       0.39         10/01/2037            34,955,000
    12,150,000   PENNSYLVANIA TURNPIKE COMMISSION ROCS-RR II-R-12259
                 (HIGHWAY REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY CITIBANK NA)+++/-ss                0.31         10/01/2013            12,150,000
     7,000,000   PITTSBURGH PA WATER & SEWER AUTHORITY SERIES D-2
                 (WATER & SEWER REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY PNC BANK NA)+/-ss                  0.24         09/01/2040             7,000,000
     5,300,000   SOUTHEASTERN PENNSYLVANIA TRANSPORTATION AUTHORITY
                 (SPECIAL TAX REVENUE,
                 PNC BANK NA LOC)+/-ss                                               0.26         03/01/2022             5,300,000
     5,300,000   WESTMORELAND COUNTY PA EXCELLA HEALTH PROJECT SERIES
                 B (HOSPITAL REVENUE)+/-ss                                           0.29         07/01/2030             5,300,000
                                                                                                                       129,777,000
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 101


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
PUERTO RICO: 2.77%
$    7,345,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS
                 SERIES 4147 (ELECTRIC REVENUE,
                 FGIC INSURED & SECURITIES PURCHASE AGREEMENT BY
                 DEXIA SA)+++/-ss                                                    0.54%        07/01/2033    $        7,345,000
     5,000,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY SERIES
                 2601 (WATER & SEWER REVENUE,
                 MORGAN STANLEY LOC)+++/-ss                                          0.30         07/01/2047             5,000,000
     5,395,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES DCL-007 (TRANSPORTATION
                 REVENUE, FSA INSURED & SECURITIES PURCHASE
                 AGREEMENT BY DEXIA SA)+++/-ss                                       0.45         01/01/2028             5,395,000
    14,202,000   PUERTO RICO SALES TAX FINANCE CORPORATION PFOTER
                 SERIES 267 (SPECIAL TAX REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY DEXIA SA)+/-ss                     0.57         08/01/2039            14,202,000
     7,500,000   PUERTO RICO SALES TAX FINANCE CORPORATION ROC
                 RR-II-R 11851 (SPECIAL TAX REVENUE,
                 INSURED BY BHAC & CITIBANK, NA LOC)+++/-ss                          0.31         02/01/2016             7,500,000
    23,330,000   PUERTO RICO SALES TAX FINANCE CORPORATION SERIES
                 3033 (SPECIAL TAX REVENUE,
                 MORGAN STANLEY LOC)+++/-ss                                          0.35         08/01/2050            23,330,000
    58,195,000   PUERTO RICO SALES TAX FINANCE CORPORATION SERIES
                 3036 (SPECIAL TAX REVENUE)+/-ss                                     0.35         08/01/2050            58,195,000
     7,635,000   PUERTO RICO SALES TAX FINANCE CORPORATION SERIES
                 3036 (SPECIAL TAX REVENUE,
                 MORGAN STANLEY LOC)+/-ss                                            0.35         08/01/2047             7,635,000
                                                                                                                       128,602,000
                                                                                                                ------------------
SOUTH CAROLINA: 0.61%
     5,000,000   SOUTH CAROLINA ECONOMIC DEVELOPMENT AUTHORITY
                 ANMED HEALTH PROJECT SERIES C
                 (HOSPITAL REVENUE, BRANCH BANK & TRUST COMPANY
                 LOC)+/-ss                                                           0.26         02/01/2033             5,000,000
     9,395,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT
                 AUTHORITY PFOTER WYNDHAM
                 POINTE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)+/-ss                                                       0.40         03/21/2019             9,395,000
     5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                 AUTHORITY CHAMBERS RICHLAND COUNTY
                 PROJECT SERIES 1997 (IDR, SUNTRUST BANKS
                 INCORPORATED LOC)+/-ss                                              0.54         06/01/2015             5,000,000
     8,675,000   SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE
                 SERIES 1283 (SPECIAL TAX REVENUE,
                 AMBAC INSURED)+++/-ss                                               0.38         04/01/2012             8,675,000
                                                                                                                        28,070,000
                                                                                                                ------------------
SOUTH DAKOTA: 0.11%
     4,900,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY
                 HOMEOWNERSHIP MORTGAGE
                 SERIES 2009-A (HOUSING REVENUE, FHLMC LOC)+/-ss                     0.27         05/01/2039             4,900,000
                                                                                                                ------------------
TENNESSEE: 0.49%
     1,330,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY
                 TENNESSEE MUNICIPAL FUND PROJECT
                 (MISCELLANEOUS REVENUE, BANK OF AMERICA NA
                 LOC)+++/-ss                                                         0.33         10/01/2025             1,330,000
    15,130,000   MUNICIPAL ENERGY ACQUISITION CORPORATION PFOTER
                 TENNESSEE GAS PROJECT SERIES 1578
                 (UTILITIES REVENUE, JPMORGAN CHASE & COMPANY
                 LOC)+++/-ss                                                         0.32         12/01/2016            15,130,000
     1,200,000   NASHVILLE & DAVIDSON COUNTYS TN HEFA LIPSCOMB
                 UNIVERSITY PROJECT (EDUCATION
                 REVENUE, FHLMC INSURED & SUNTRUST BANKS
                 INCORPORATED LOC)+/-ss                                              0.30         11/01/2028             1,200,000
     4,870,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY PUBLIC
                 IMPROVEMENT PROJECT SERIES B-1
                 (WATER & SEWER REVENUE, BRANCH BANK & TRUST
                 COMPANY LOC)+/-ss                                                   0.30         06/01/2035             4,870,000
                                                                                                                        22,530,000
                                                                                                                ------------------
TEXAS: 13.42%
    14,550,000   AUSTIN TX AIRPORT SYSTEMS SERIES 2005-3 (AIRPORT
                 REVENUE, FSA INSURED &
                 SECURITIES PURCHASE AGREEMENT BY DEXIA SA)+/-ss                     0.36         11/15/2025            14,550,000
    24,200,000   AUSTIN TX AIRPORT SYSTEMS SERIES A (AIRPORT
                 REVENUE, JPMORGAN
                 CHASE & COMPANY LOC)+/-ss                                           0.30         11/15/2017            24,200,000
     4,000,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION MFHR PALISADES
                 PARK APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)+/-ss                                                       0.30         09/01/2039             4,000,000
     3,525,000   BROWNSVILLE TX UTILITY SYSTEMS SERIES DBE-533
                 (UTILITIES REVENUE, SECURITIES PURCHASE
                 AGREEMENT BY DEUTSCHE BANK AG)+/-ss                                 0.30         09/01/2013             3,525,000

                  102 Wells Fargo Advantage Money Market Funds


                          Portfolio of Investments--August  31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$    1,460,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST COP SERIES
                 2007-23 (WATER & SEWER REVENUE,
                 AMBAC INSURED & MERRILL LYNCH & COMPANY INCORPORATED
                 LOC)+++/-ss                                                         0.35%        09/01/2015    $        1,460,000
    28,780,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST SERIES 2007-44
                 (GO - STATE,
                 GUARANTEE BY STATE STREET BANK & TRUST COMPANY)+/-ss                0.35         09/01/2014            28,780,000
    10,000,000   DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                 HILMAR CHEESE COMPANY,
                 INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-ss               0.30         08/01/2035            10,000,000
    12,250,000   DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                 HILMAR CHEESE COMPANY,
                 INCORPORATED PROJECT SERIES 2009 (COMMUNITY
                 DEVELOPMENT DISTRICT REVENUE,
                 BANK OF THE WEST LOC)+/-ss                                          0.30         07/01/2032            12,250,000
    22,750,000   GULF COAST WASTE DISPOSAL AUTHORITY ENVIRONMENTAL
                 FACILITIES REVENUE EXXON MOBIL
                 PROJECT SERIES A (IDR)+/-ss                                         0.21         06/01/2030            22,750,000
     9,895,000   HARRIS COUNTY TX HOUSING FINANCE CORPORATION MFHR
                 BAYPOINTE APARTMENTS PROJECT
                 (HOUSING REVENUE, CITIBANK LOC)+/-ss                                0.33         02/15/2038             9,895,000
     2,500,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                 SOLID WASTE DISPOSAL DEER PARK
                 REFINING PROJECT (OFFICE ELECTRONICS REVENUE,
                 GUARANTEE BY DEER PARK REFINING)+/-ss                               0.31         03/01/2023             2,500,000
    38,250,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                 SOLID WASTE DISPOSAL DEER PARK
                 REFINING PROJECT SERIES A (OFFICE ELECTRONICS
                 REVENUE, GUARANTEE BY DEER PARK REFINING)+/-ss                      0.25         03/01/2023            38,250,000
    12,115,000   HOUSTON TX HOUSING FINANCE CORPORATION PFOTER
                 KENSINGTON PLACE APARTMENTS
                 SERIES 2004 (HOUSING REVENUE, FHLMC INSURED)+++/-ss                 0.40         02/01/2048            12,115,000
    4,520,000    HOUSTON TX HOUSING FINANCE CORPORATION PFOTER
                 STERLINGSHIRE APARTMENTS PROJECT
                 SERIES 2003 A-1 (HOUSING REVENUE, FHLMC INSURED)+++/-ss             0.40         04/01/2040             4,520,000
    14,700,000   LOWER NECHES VALLEY AUTHORITY TX INDUSTRIAL
                 DEVELOPMENT CORPORATION EXXONMOBIL
                 PROJECT SERIES A (IDR)+/-ss                                         0.19         11/01/2029            14,700,000
    12,000,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT SERIES 2656
                 (PCR, MORGAN STANLEY LOC)+/-ss                                      0.37         05/01/2030            12,000,000
    20,300,000   PORT ARTHUR TX ENVIRONMENTAL FACILITIES, MOTIVA
                 ENTERPRISES PROJECT, SERIES A
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.25         12/01/2039            20,300,000
    12,900,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES BASF CORPORATION PROJECT
                 (IDR, GUARANTEE BY BASF CORPORATION)+/-ss                           0.44         05/01/2033            12,900,000
    15,000,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES BASF CORPORATION PROJECT,
                 CLASS A (MISCELLANEOUS REVENUE, BASF CORPORATION
                 LOC)+/-ss                                                           0.44         04/01/2037            15,000,000
    8,700,000    PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES FINA OIL & CHEMICAL
                 COMPANY PROJECT SERIES B (MISCELLANEOUS REVENUE,
                 GUARANTEE BY FLINT RESOURCES)+/-ss                                  0.30         05/01/2035             8,700,000
    3,250,000    PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES MOTIVA ENTERPRISES PROJECT
                 SERIES A (OFFICE ELECTRONICS REVENUE, GUARANTEE BY
                 MOTIVA ENTERPRISES, LLC)+/-ss                                       0.25         06/01/2040             3,250,000
    1,600,000    PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES MOTIVA ENTERPRISES PROJECT
                 SERIES B (OFFICE ELECTRONICS REVENUE, GUARANTEE BY
                 MOTIVA ENTERPRISES, LLC)+/-ss                                       0.25         12/01/2039             1,600,000
    9,900,000    PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL
                 FACILITIES MOTIVA ENTERPRISES PROJECT
                 SERIES C (OFFICE ELECTRONICS REVENUE, GUARANTEE BY
                 MOTIVA ENTERPRISES, LLC)+/-ss                                       0.25         04/01/2040             9,900,000
    11,000,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT
                 HILLS RESOURCES PROJECT
                 (MISCELLANEOUS REVENUE, GUARANTEE BY FLINT HILLS
                 RESOURCES)+/-ss                                                     0.40         01/01/2030            11,000,000
    48,500,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT
                 HILLS RESOURCES PROJECT SERIES 2002-A
                 (IDR, GUARANTEE BY FLINT HILLS RESOURCES)+/-ss                      0.36         07/01/2029            48,500,000
    16,500,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT
                 HILLS RESOURCES PROJECT SERIES 2006
                 (MISCELLANEOUS REVENUE, GUARANTEE BY FLINT HILLS
                 RESOURCES)+/-ss                                                     0.40         01/01/2030            16,500,000
    27,500,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT
                 HILLS RESOURCES PROJECT SERIES 2007
                 (MISCELLANEOUS REVENUE, GUARANTEE BY FLINT HILLS
                 RESOURCES)+/-ss                                                     0.40         01/01/2032            27,500,000
    10,500,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT
                 HILLS RESOURCES PROJECT SERIES A
                 (IDR, GUARANTEE BY FLINT HILLS RESOURCES)+/-ss                      0.40         04/01/2028            10,500,000
    11,700,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT
                 HILLS RESOURCES PROJECT SERIES B
                 (IDR, GUARANTEE BY FLINT HILLS RESOURCES)+/-ss                      0.34         07/01/2029            11,700,000
    12,915,000   SAN ANTONIO TX HOUSING FINANCE CORPORATION PFOTER
                 ROSEMONT AT PLEASANTON
                 APARTMENTS PROJECT SERIES 2005 (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.40         03/30/2019            12,915,000
    2,730,000    SAN ANTONIO TX DRIVERS TRUST SERIES 3247 (UTILITIES
                 REVENUE, JPMORGAN CHASE & COMPANY LOC)+++/-ss                       0.30         02/01/2032             2,730,000

                  Wells Fargo Advantage Money Market Funds 103


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$    6,845,000   TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS
                 MFHR COSTA MARIPOSA APARTMENTS
                 CORPORATION LOC)+/-ss                                               0.32%        05/01/2042    $        6,845,000
     8,250,000   TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS
                 SFHR SERIES A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.30         09/01/2038             8,250,000
     8,650,000   TEXAS DEPARTMENT OF HOUSING PROVIDENCE AT RUSH
                 CREEK II APARTMENTS SERIES 2004
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.40         03/21/2019             8,650,000
    20,685,000   TEXAS SERIES 2008-A (GO - STATE, SECURITIES
                 PURCHASE AGREEMENT BY DEXIA SA)+/-ss                                0.40         12/01/2038            20,685,000
    30,865,000   TEXAS VETERANS HOUSING ASSISTANCE PROJECT SERIES
                 II-A (GO - STATE, SECURITIES PURCHASE AGREEMENT BY DEXIA
                 SA)+/-ss                                                            0.40         12/01/2036            30,865,000
    10,190,000   TEXAS VETERANS HOUSING ASSISTANCE PROJECT SERIES
                 II-B (GO - STATE, SUMITOMO TRUST & BANKING COMPANY
                 LOC)+/-ss                                                           0.30         12/01/2034            10,190,000
    11,045,000   TEXAS VETERANS HOUSING ASSISTANCE PROJECT SERIES
                 II-D
                 (GO - STATE, SUMITOMO TRUST & BANKING COMPANY LOC)+/-ss             0.32         12/01/2034            11,045,000
    75,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY COPORATION
                 SERIES 2848
                 (GAS SUPPLY REVENUE, MORGAN STANLEY LOC)+++/-ss                     0.37         12/15/2026            75,000,000
    20,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY COPORATION
                 SERIES 2849
                 (GAS SUPPLY REVENUE, MORGAN STANLEY LOC)+++/-ss                     0.37         12/15/2026            20,000,000
     1,690,000   TEXAS TRAN (MISCELLANEOUS REVENUE)                                  2.00         08/31/2011             1,717,707
                                                                                                                       621,737,707
                                                                                                                ------------------
UTAH: 0.35%
     3,345,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS
                 CLASS A (EDUCATION REVENUE,
                 MERRILL LYNCH & COMPANY INCORPORATED LOC)+++/-ss                    0.33         01/01/2027             3,345,000
    12,900,000   UTAH TRANSPORTATION AUTHORITY SALES TAX SERIES B
                 (SPECIAL TAX REVENUE,
                 FORTIS BANK LOC)+/-ss                                               0.22         06/15/2036            12,900,000
                                                                                                                        16,245,000
                                                                                                                ------------------
VIRGINIA: 1.63%
    17,805,000   ALEXANDRIA VA REDEVELOPEMENT & HOUSING PFOTER
                 SERIES C-2 (HOUSING REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY ROYAL BANK OF
                 CANADA)+++/-ss                                                      0.42         01/01/2014            17,805,000
     4,465,000   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 2041
                 (CONTINUING CARE RETIREMENT
                 COMMUNITY REVENUE, BRANCH BANK & TRUST COMPANY
                 LOC)+++/-ss                                                         0.30         10/01/2029             4,465,000
     7,000,000   FAIRFAX COUNTY VA INDUSTRIAL DEVELOPMENT AUTHORITY
                 INOVA HEALTH PROJECT SERIES A-1
                 (HOSPITAL REVENUE)+/-ss                                             0.42         05/15/2039             7,000,000
    27,193,000   FHLMC MHFR SERIES M020 CLASS A (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.35         11/15/2036            27,193,000
     5,905,000   NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY SENTRA
                 HEALTHCARE PROJECT
                 (HOSPITAL REVENUE)+/-ss                                             0.42         11/01/2034             5,905,000
     1,665,000   STAFFORD COUNTY VA SERIES 2635 (PUBLIC FACILITIES
                 REVENUE,
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.35         10/01/2015             1,665,000
    11,415,000   STAFFORD COUNTY VA ECLIPSE FUNDING TRUST PROJECT
                 (IDR, US BANK LOC)+/-ss                                             0.30         08/01/2015            11,415,000
                                                                                                                        75,448,000
                                                                                                                ------------------
WASHINGTON: 0.59%
     2,770,000   CHELAN COUNTY, WA PUBLIC UTILITY DISTRICT NO. 1
                 CHELAN HYDRO CONSERVATION SYSTEMS
                 SERIES 2001-A (ELECTRIC REVENUE, INSURED BY
                 BHAC)+++/-ss                                                        0.40         01/01/2030             2,770,000
     4,690,000   KING COUNTY, WA SEWER SERIES 3090 (WATER & SEWER
                 REVENUE, FSA INSURED &
                 MORGAN STANLEY LOC)+++/-ss                                          0.30         07/01/2037             4,690,000
     2,475,000   PIERCE COUNTY, WA TRUSS COMPANY PROJECT (IDR, US
                 BANCORP LOC)+/-ss                                                   0.42         01/01/2020             2,475,000
     9,900,000   PORT TACOMA, WA ROC-RR-II-R 12056 (PORT AUTHORITY
                 REVENUE, FSA INSURED &
                 CITIBANK NA LOC)+++/-ss                                             0.36         06/26/2014             9,900,000
     2,720,000   WASHINGTON EDFA ROYAL RIDGE FRUIT PROJECT (IDR,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.60         07/01/2016             2,720,000
     2,550,000   WASHINGTON DEUTSCHE BANK SPEARS/LIFERS TRUST SERIES
                 DB-446 (GO - STATE,
                 AMBAC INSURED & SECURITIES PURCHASE AGREEMENT BY
                 DEUTSCHE BANK AG)+/-ss                                              0.30         12/01/2023             2,550,000
     1,000,000   WASHINGTON SERIES 2650-Z (GO - STATE, FSA INSURED &
                 JPMORGAN CHASE & COMPANY LOC)+++/-ss                                0.28         07/01/2013             1,000,000

                     104 Wells Fargo Advantage Money Market


                     Portfolio of Investments--August 31, 2010 Funds (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
WASHINGTON (continued)
$      180,000   WASHINGTON STATE DEUTSCHE BANK SPEARS LIFERS
                 TRUST SERIES DB-446
                 (PUBLIC FACILITIES REVENUE, DEUTSCHE BANK AG
                 LOC)+/-ss                                                           0.30%        06/01/2028    $          180,000
       620,000   YAKIMA COUNTY WA PUBLIC CORPORATION MACRO
                 PLASTICS, INCORPORATED PROJECT
                 SERIES 1996 (IDR, BANK OF THE WEST LOC)+/-ss                        0.46         12/01/2026               620,000
       300,000   YAKIMA COUNTY WA PUBLIC CORPORATION MICHELSEN
                 PACKAGING COMPANY PROJECT (IDR, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.50         12/01/2012               300,000
                                                                                                                        27,205,000
                                                                                                                ------------------
WISCONSIN: 1.92%
     6,800,000   BRODHEAD WI STOUGHTON TRAILERS, INCORPORATED
                 PROJECT (IDR, JPMORGAN CHASE & COMPANY
                 LOC)+/-ss                                                           0.40         08/01/2020             6,800,000
     1,545,000   MENOMONEE FALLS WI MERO STRUCTURES, INCORPORATED
                 PROJECT (COMMUNITY
                 DEVELOPMENT DISTRICT REVENUE, US BANCORP LOC)+/-ss                  0.33         09/01/2021             1,545,000
     2,195,000   MILWAUKEE WI REDEVELOPEMENT AUTHORITY PALERMO
                 VILLA, INCORPORATED PROJECT SERIES A
                 (MANUFACTURING REVENUE, US BANCORP LOC)+/-ss                        0.45         11/01/2020             2,195,000
       895,000   WEST BEND WI BESTECH TOOL CORPORATION PROJECT,
                 SERIES A (IDR, US BANCORP LOC)+++/-ss                               0.50         09/01/2019               895,000
     7,100,000   WISCONSIN ROC RR-II-R 11604 (GO - STATE, CITIBANK
                 NA LOC)+++/-ss                                                      0.30         05/01/2016             7,100,000
     3,750,000   WISCONSIN HEFA CAPITAL LAKES, INCORPORATED
                 PROJECT SERIES A (EDUCATION REVENUE,
                 KBC BANK NV LOC)+/-ss                                               0.29         03/01/2038             3,750,000
    16,075,000   WISCONSIN HEFA MINISTRY HEALTHCARE INCORPORATED
                 PROJECT SERIES B (HOSPITAL REVENUE,
                 US BANK LOC)+/-ss                                                   0.31         08/01/2022            16,075,000
     2,555,000   WISCONSIN HEFA MINISTRY HEALTH CARE INCORPORATED,
                 SERIES B (HOSPITAL REVENUE)+/-ss                                    1.00         08/01/2022             2,555,000
     4,700,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                 AUTHORITY SERIES A
                 (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss                      0.40         05/01/2035             4,700,000
    10,530,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                 AUTHORITY SERIES C (HOUSING REVENUE,
                 LLOYDS TSB GROUP PLC LOC)+/-ss                                      0.35         03/01/2028            10,530,000
     2,350,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                 AUTHORITY SERIES C
                 (HOUSING REVENUE, SECURITIES PURCHASE AGREEMENT
                 BY FORTIS BANK SA)+/-ss                                             0.33         09/01/2035             2,350,000
    11,980,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                 AUTHORITY SERIES E
                 (HOUSING REVENUE, SECURITIES PURCHASE AGREEMENT
                 BY FORTIS BANK SA)+/-ss                                             0.38         09/01/2038            11,980,000
     1,870,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                 AUTHORITY SERIES A
                 (HOUSING REVENUE, SECURITIES PURCHASE AGREEMENT
                 BY DEPFA BANK PLC)+/-ss                                             0.50         09/01/2037             1,870,000
     9,010,000   WISCONSIN PUBLIC POWER PUTTER SERIES 1232
                 (UTILITIES REVENUE, AMBAC INSURED &
                 JPMORGAN CHASE & COMPANY
                 LOC)+++/-ss                                                         0.38         07/01/2013             9,010,000
     7,720,000   WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A
                 (HOSPITAL REVENUE, MARSHALL & ISLEY BANK LOC)+/-ss                  0.25         04/01/2028             7,720,000
                                                                                                                        89,075,000
                                                                                                                ------------------
WYOMING: 1.07%
     9,535,000   WYOMING CDA SERIES 1424-R (HOUSING REVENUE,
                 SECURITIES PURCHASE AGREEMENT BY
                 MERRILL LYNCH & COMPANY, INCORPORATED)+/-ss                         0.37         06/01/2014             9,535,000
    40,000,000   WYOMING STUDENT LOAN CORPORATION SERIES A-3
                 (STUDENT LOAN REVENUE, SECURITIES
                 PURCHASE AGREEMENT BY ROYAL BANK OF CANADA)+/-ss                    0.33         12/01/2043            40,000,000
                                                                                                                        49,535,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,496,301,973)                                                                  4,496,301,973
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,611,201,973)*                                                  99.51%                                       4,611,201,973
OTHER ASSETS AND LIABILITIES, NET                                        0.49                                           22,903,929
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    4,634,105,902
                                                                       ------                                   ------------------

                  Wells Fargo Advantage Money Market Funds 105


Portfolio of Investments--August 31, 2010 (Unaudited)

MUNICIPAL CASH MANAGEMENT MONEY MARKET

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which Reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offe Red pursuant to section 4 (2) of the Securities Act of 1933, as amended.

(q)  Credit enhancement is provided by an affiliate.

(i)  Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  106 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER: 3.25%
$   10,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                           0.30%        09/08/2010    $       10,000,000
    10,000,000   ILLINOIS FINANCE AUTHORITY                                          0.24         10/13/2010            10,000,000
    10,000,000   ILLINOIS FINANCE AUTHORITY                                          0.29         11/04/2010            10,000,000
    20,000,000   ILLINOIS FINANCE AUTHORITY                                          0.34         01/06/2011            20,000,000
    30,000,000   MERCER COUNTY ND POLLUTION                                          0.30         09/15/2010            30,000,000
    13,400,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY                           0.24         09/09/2010            13,400,000
    11,000,000   MONTGOMERY COUNTY MD                                                0.25         10/18/2010            11,000,000
     5,000,000   MONTGOMERY COUNTY MD                                                0.29         10/05/2010             5,000,000
    10,000,000   ROCHESTER MN HEALTH CARE                                            0.26         10/20/2010            10,000,000
    13,200,000   ROCHESTER MN HEALTH CARE                                            0.27         10/05/2010            13,200,000
     6,100,000   ROCHESTER MN HEALTH CARE                                            0.27         12/07/2010             6,100,000
     9,000,000   ROCHESTER MN HEALTH CARE                                            0.28         09/08/2010             9,000,000
    16,665,000   UNIVERSITY OF VIRGINIA                                              0.23         09/08/2010            16,665,000
TOTAL COMMERCIAL PAPER (COST $164,365,000)                                                                             164,365,000
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 96.85%
ALABAMA: 0.76%
    12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                 COMPANY PROJECT SERIES C (IDR)ss+/-                                 0.29         08/01/2017            12,000,000
     6,300,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                 SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-               0.28         02/01/2040             6,300,000
    20,000,000   MOBILE COUNTY AL IDA SERIES B (IDR, SVENSKA
                 HANDELSBANKEN LOC)ss+/-                                             0.30         07/01/2040            20,000,000
                                                                                                                        38,300,000
                                                                                                                ------------------
ALASKA: 0.48%
     8,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         12/01/2034             8,520,000
    15,775,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532
                 (OTHER REVENUE, NATL-RE INSURED)ss+/-++                             0.30         12/01/2041            15,775,000
                                                                                                                        24,295,000
                                                                                                                ------------------
ARIZONA: 0.79%
    30,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST
                 (TRANSIT REVENUE)ss+/-++                                            0.30         07/01/2024            30,000,000
     9,945,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.30         04/15/2030             9,945,000
                                                                                                                        39,945,000
                                                                                                                ------------------
CALIFORNIA: 7.62%
     1,680,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA ST. ANTHONY FOUNDATION
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.28         03/01/2037             1,680,000
    23,050,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.36         09/01/2035            23,050,000
    20,000,000   CALIFORNIA HFFA EAGLE 20070147 CLASS A (OTHER REVENUE, MBIA
                 INSURED)ss+/-++                                                     0.30         11/15/2042            20,000,000
       250,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 INDIA COMMUNITY CENTER (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.25         12/01/2036               250,000
    18,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 RAND CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.25         04/01/2042            18,700,000
     3,145,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 ROCS RR II R-11527 (TOLL ROAD REVENUE, AMBAC
                 INSURED)ss+/-++                                                     0.28         07/01/2030             3,145,000
     2,375,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                 WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST
                 COMPANY NA LOC)ss+/-                                                0.23         05/01/2022             2,375,000
     2,980,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                 (UTILITIES REVENUE, FIRST SECURITY BANK LOC)ss+/-                   0.31         05/01/2022             2,980,000
    14,000,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                 KBC BANK NV LOC)ss+/-                                               0.27         05/01/2022            14,000,000
     8,250,000   CALIFORNIA STATE SERIES A-2 ( GO, BANK OF MONTREAL LOC)ss+/-        0.22         05/01/2033             8,250,000
     3,100,000   CALIFORNIA STATE SERIES A-3 (GO, BANK OF MONTREAL LOC)ss+/-         0.25         05/01/2033             3,100,000
     2,070,000   CALIFORNIA STATE SERIES B (GO, JPMORGAN CHASE BANK LOC)ss+/-        0.25         05/01/2040             2,070,000

                  Wells Fargo Advantage Money Market Funds 107


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$   34,975,000   CALIFORNIA STATE SERIES DEXIA CREDIT & LOCAL 048 (GO,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-++                            0.45%        08/01/2032    $       34,975,000
     3,900,000   CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B
                 (HOSPITAL REVENUE, UBS AG LOC)ss+/-                                 0.27         08/15/2036             3,900,000
     4,100,000   CALIFORNIA STATEWIDE CDA RADY CHILDREN'S HOSPITAL SERIES A
                 (HOSPITAL REVENUE, US BANK NA LOC)ss+/-                             0.23         08/15/2047             4,100,000
    16,840,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-362 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-++                                               0.29         06/01/2022            16,840,000
    18,540,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-363 (OTHER REVENUE,
                 FSA INSURED)ss+/-++                                                 0.29         09/01/2030            18,540,000
     4,435,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-621 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-++                            0.30         08/01/2028             4,435,000
     6,650,000   EAST BAY CA MUD SUBSERIES A (UTILITIES REVENUE, AGM
                 INSURED)ss+/-                                                       0.34         06/01/2025             6,650,000
    15,000,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)ss+/-                                           0.34         06/01/2038            15,000,000
    19,725,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT
                 SA LOC)ss+/-                                                        0.32         06/01/2038            19,725,000
    11,400,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                 SERIES A (LEASE REVENUE, DEXIA CREDIT SA LOC)ss+/-                  0.29         03/01/2036            11,400,000
     9,105,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                 TOBACCO SETTLEMENT ROCS-RR-II R 11442 (OTHER REVENUE,
                 CITIBANK NA LOC)ss+/-++                                             0.35         06/01/2035             9,105,000
     6,085,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                 (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.50         02/01/2038             6,085,000
     4,710,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER APARTMENTS
                 SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.26         02/15/2031             4,710,000
     3,055,000   LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT
                 SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.30         10/01/2024             3,055,000
    11,375,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                 ALLOCATION REVENUE, AMBAC INSURED)ss+/-                             0.24         01/01/2031            11,375,000
     3,765,000   MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.30         07/01/2022             3,765,000
    11,670,000   NORTHERN CALIFORNIA POWER AGENCY RB HYDROELECTRIC PROJECT
                 SERIES A (ELECTRIC POWER & LIGHT REVENUES, DEXIA CREDIT SA
                 LOC)ss+/-                                                           0.29         07/01/2032            11,670,000
     8,100,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT VILLAS LA PAZ-F
                 PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                        0.26         08/15/2028             8,100,000
    18,100,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-       0.30         03/01/2037            18,100,000
    24,815,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF
                 NEW YORK LOC)ss+/-                                                  0.27         02/01/2035            24,815,000
     3,953,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
                 DEXIA CREDIT SA LOC)ss+/-                                           0.27         02/01/2035             3,953,000
     4,120,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                 LIMITED TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL
                 DE FRANCE LOC)ss+/-                                                 0.28         04/01/2038             4,120,000
     7,325,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                 CENTER (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA
                 LOC)ss+/-                                                           0.26         04/01/2030             7,325,000
     1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS-RR-II 11484
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-++              0.32         02/01/2013             1,880,000
     3,600,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.30         05/15/2032             3,600,000
    12,300,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN INTERCOMMUNITY
                 PROJECT SERIES B (HCFR, US BANK NA LOC)ss+/-                        0.23         06/01/2036            12,300,000
    16,200,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN INTERCOMMUNITY
                 PROJECT SERIES C (HOSPITAL REVENUE, US BANK NA LOC)ss+/-            0.26         06/01/2036            16,200,000
                                                                                                                       385,323,000
                                                                                                                ------------------
COLORADO: 3.59%
     2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE,
                 US BANK NA LOC)ss+/-                                                0.31         12/01/2017             2,765,000
     1,895,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE,
                 US BANK NA LOC)ss+/-                                                0.31         12/01/2028             1,895,000
    13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
                 (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-          0.30         12/01/2030            13,785,000
     5,900,000   COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA
                 PROJECTS (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.27         12/01/2043             5,900,000
    26,000,000   COLORADO SPRINGS UTILITY IMPROVEMENT BOND SERIES A
                 (MULTI UTILITY REVENUE)ss+/-                                        0.30         11/01/2038            26,000,000
    34,230,000   COLORADO SPRINGS UTILITY REVENUE IMPROVEMENT BOND SUBLIEN A
                 (MULTI UTILITY REVENUE)Lss+/-                                       0.30         11/01/2035            34,230,000

                  108 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLORADO (continued)
$    8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                 DISTRICT (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.31%        12/01/2038    $        8,625,000
     5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                 DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                0.31         12/01/2028             5,000,000
     7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.33         12/01/2036             7,560,000
     6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MFHR,
                 FHLMC INSURED)ss+/-++                                               0.27         04/15/2014             6,600,000
    11,250,000   MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION PROJECT
                 (IDR, BANK OF AMERICA NA LOC)ss+/-                                  0.30         03/01/2036            11,250,000
     6,520,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY FACILITIES REMARKETING
                 PROJECT (HOUSING REVENUE, US BANK NA LOC)ss+/-                      1.00         11/01/2040             6,520,000
     6,520,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT
                 APARTMENTS PROJECT (MFHR, US BANK NA LOC)ss+/-                      0.31         11/01/2033             6,520,000
    10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE,
                 BANQUE NATIONALE PARIS LOC)ss+/-                                    0.31         12/01/2030            10,600,000
     4,180,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                 (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                         0.31         11/15/2034             4,180,000
    30,200,000   SOUTHERN UTE INDIAN TRIBE OF SOUTHERN UTE INDIAN RESERVATION
                 (CASINO REVENUE)ss+/-++                                             0.35         04/01/2040            30,200,000
                                                                                                                       181,630,000
                                                                                                                ------------------
CONNECTICUT: 0.67%
     2,350,000   CONNECTICUT HFA SERIES A-2 (HOUSING REVENUE)ss+/-                   0.28         05/15/2039             2,350,000
     3,890,000   CONNECTICUT REGIONAL SCHOOL DISTRICT # 4 (PROPERTY TAX
                 REVENUE, STATE AID WITHHOLDING)                                     1.25         12/01/2010             3,896,775
    27,400,000   CONNECTICUT STATE HEFA SERIES T-2 (COLLEGE & UNIVERSITY
                 REVENUE)ss+/-                                                       0.23         07/01/2029            27,400,000
                                                                                                                        33,646,775
                                                                                                                ------------------
DELAWARE: 0.08%
     4,000,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY YMCA DELAWARE
                 PROJECTS (RECREATIONAL REVENUE, PNC BANK NA INSURED)ss+/-           0.29         05/01/2036             4,000,000
                                                                                                                ------------------
FLORIDA: 5.93%
     4,985,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                 SERIES A (HCFR, BNP PARIBAS LOC)ss+/-                               0.27         10/01/2032             4,985,000
     5,630,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT
                 (HFFA REVENUE, WELLS FARGO BANK LOC)ss+/-(q)                        0.29         08/01/2031             5,630,000
     7,265,000   BROWARD COUNTY EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.29         04/01/2020             7,265,000
    11,055,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                 (OTHER REVENUE, FNMA INSURED)ss+/-                                  0.30         04/15/2036            11,055,000
     6,340,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547
                 (OTHER REVENUE, NATL-RE INSURED)ss+/-++                             0.30         10/01/2026             6,340,000
     4,510,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         04/01/2027             4,510,000
     4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                              0.30         07/01/2025             4,000,000
     9,985,000   ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE
                 (SALES TAX REVENUE, US BANK NA LOC)ss+/-++                          0.30         03/01/2014             9,985,000
     5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                              0.29         12/01/2013             5,100,000
    11,300,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM
                 SERIES B1 (LEASE REVENUE, AMBAC INSURED)ss+/-                       0.29         07/01/2035            11,300,000
       250,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                 (HCFR, WELLS FARGO BANK LOC)ss+/-++(q)                              0.44         12/01/2014               250,000
    19,500,000   HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WELLS FARGO BANK
                 LOC)ss+/-(q)                                                        0.29         06/01/2048            19,500,000
     5,565,000   HIGHLANDS COUNTY HEALTH FACILITIES AUTHORITY
                 (HFFA, PNC BANK NA LOC)ss+/-                                        0.26         11/15/2012             5,565,000
    10,120,000   MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339
                 (TOLL ROAD REVENUE, AGC-ICC FGIC INSURED)ss+/-++                    0.40         07/01/2012            10,120,000

                  Wells Fargo Advantage Money Market Funds 109


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FLORIDA (continued)
$   10,000,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE
                 SERIES B (OTHER REVENUE, AMBAC INSURED)ss+/-                        0.24%        04/01/2043    $       10,000,000
    16,300,000   NORTH BROWARD FL HOSPITAL DISTRICT
                 (HCFR, NATL-RE INSURED)ss+/-                                        0.26         01/15/2027            16,300,000
    13,800,000   NORTH BROWARD FL HOSPITAL DISTRICT SERIES A
                 (HCFR, NATL-RE INSURED)ss+/-                                        0.26         01/15/2027            13,800,000
     1,365,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                 (IDR, BANK OF AMERICA NA LOC)ss+/-                                  0.33         05/01/2027             1,365,000
     2,785,000   ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                 PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.45         01/01/2028             2,785,000
     9,205,000   ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.31         08/01/2032             9,205,000
     2,000,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE REVENUE,
                 WELLS FARAGO BANK LOC)ss+/-(q)                                      0.25         08/01/2022             2,000,000
    19,000,000   ORLANDO FL UTILITIES COMMISSION SERIES D
                 (ELECTRIC POWER & LIGHT REVENUE)                                    2.50         05/01/2011            19,254,513
     4,045,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.31         05/01/2038             4,045,000
     6,465,000   PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED
                 SERIES B (HCFR, WELLS FARGO BANK NA LOC)ss+/-(q)                    0.27         08/01/2020             6,465,000
     3,100,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
                 (PRIVATE SCHOOL REVENUE, WELLS FARGO BANK NA LOC)ss+/-(q)           0.29         08/01/2031             3,100,000
       300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
                 LOC)ss+/-                                                           0.30         05/01/2025               300,000
     7,520,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.35         08/01/2026             7,520,000
     7,845,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z
                 (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.35         08/01/2011             7,845,000
     2,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                 (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                 LOC)ss+/-                                                           0.30         05/01/2031             2,500,000
    31,150,000   PINELLAS COUNTY FL HEALTH FACILITIES AUTHORITY BAYCARE
                 HEALTH SERIES A-1 (HEALTH, HOSPITAL, NURSING HOME REVENUE,
                 FNMA INSURED)ss+/-                                                  0.23         11/01/2038            31,150,000
    31,755,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                 GLENRIDGE PALMER PROJECT (HFFA REVENUE, ROYAL BANK OF
                 SCOTLAND LOC)ss+/-                                                  0.27         06/01/2036            31,755,000
     3,890,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                 (OTHER REVENUE, WELLS FARGO BANK LOC)ss+/-(q)                       0.33         10/01/2041             3,890,000
     1,255,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY
                 (PRIVATE SCHOOL REVENUE, WELLS FARGO BANK LOC)ss+/-(q)              0.39         02/01/2034             1,255,000
    19,775,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC
                 INSURED)ss+/-++                                                     0.55         10/01/2023            19,775,000
                                                                                                                       299,914,513
                                                                                                                ------------------
GEORGIA: 2.68%
    12,650,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.32         01/01/2013            12,650,000
     5,790,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL
                 REVENUE, WELLS FARGO BANK NA LOC)ss+/-(q)                           0.29         12/01/2023             5,790,000
     3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.31         03/01/2024             3,195,000
    13,870,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL
                 PROPERTIES INCORPORATED (PRIVATE SCHOOL REVENUE, WELLS
                 FARGO BANK NA LOC)ss+/-++(q)                                        0.29         04/01/2024            13,870,000
    12,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY THE LOVETT SCHOOL
                 PROJECT SERIES 2008 (PRIVATE SCHOOLS REVENUE,
                 FHLB LOC)ss+/-                                                      0.30         04/01/2033            12,500,000
     7,400,000   FULTON COUNTY GA DEVELPMENT AUTHORITY (HEALTH, HOSPITAL,
                 NURSING HOME REVENUE, FHLMC INSURED)ss+/-                           0.30         09/01/2035             7,400,000
    11,260,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.25         10/01/2033            11,260,000
    12,185,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE,
                 AGC-ICC FGIC INSURED)ss+/-++                                        0.35         07/01/2012            12,185,000
     5,000,000   GWINNETT COUNTY GA DEVELOPMENT AUTHORITY GOODWILL NORTH GA
                 INCORPORATED PROJECT (OTHER REVENUE, BRANCH BANKING &
                 TRUST LOC)ss+/-                                                     0.30         10/01/2033             5,000,000

                  110 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GEORGIA (continued)
$    9,835,000   GWINNETT COUNTY HOSPITAL AUTHORITY SERIES A
                 (HFFA, FHLB LOC)ss+/-                                               0.30%        07/01/2036    $        9,835,000
     5,700,000   MACON-BIBB COUNTY GA HOSPITAL AUTHORITY ANTIC MEDICAL CENTER
                 SERIES B (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                    0.30         07/01/2028             5,700,000
    15,000,000   MAIN STREET NATURAL GAS INCORPORATED GAS PROJECT SERIES A
                 (NATURAL GAS REVENUE)ss+/-                                          0.33         08/01/2040            15,000,000
     6,400,000   PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF GEORGIA
                 MERCER UNIVERSITY PROJECT SERIES 2003 (COLLEGE & UNIVERSITY
                 REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                           0.30         10/01/2032             6,400,000
     5,500,000   PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF GEORGIA
                 MERCER UNIVERSITY PROJECT SERIES 2006-A (OTHER REVENUE,
                 BRANCH BANKING & TRUST LOC)ss+/-                                    0.30         10/01/2036             5,500,000
     9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                       0.31         01/01/2034             9,285,000
                                                                                                                       135,570,000
                                                                                                                ------------------
HAWAII: 0.10%
     5,000,000   HAWAII HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI KAU
                 SERIES 2008 (HOUSING REVENUE, FHLMC INSURED)ss+/-                   0.29         12/01/2041             5,000,000
                                                                                                                ------------------
IDAHO: 0.20%
    10,000,000   COEUR D' ALENE ID (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.31         08/15/2022            10,000,000
                                                                                                                ------------------
ILLINOIS: 8.23%
     4,125,000   AURORA IL ECONOMIC DEVELOPMENT (COLLEGE & UNIVERSITY REVENUE,
                 HARRIS TRUST SAVINGS BANK LOC)ss+/-                                 0.31         03/01/2035             4,125,000
    10,000,000   AUSTIN TRUST SERIES 2008-1098 (HCFR, ASSURED
                 GUARANTY)ss+/-++                                                    0.33         08/15/2047            10,000,000
    16,160,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX
                 REVENUE, AMBAC INSURED)ss+/-++                                      0.55         12/01/2030            16,160,000
     8,000,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.29         01/01/2037             8,000,000
     3,205,000   CHICAGO IL WATER REVENUE SUBSERIES 04-3 (WATER REVENUE,
                 STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-                      0.32         11/01/2031             3,205,000
    18,580,000   COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.31         11/15/2011            18,580,000
     3,135,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.30         01/01/2033             3,135,000
     1,600,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-++                     0.30         12/01/2021             1,600,000
     4,535,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         01/01/2022             4,535,000
    29,900,000   ECLIPSE FUNDING TRUST (WATER REVENUE, US BANK LOC)ss+/-++           0.30         05/01/2014            29,900,000
     2,585,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                        0.31         01/01/2029             2,585,000
     4,370,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA CENTRAL
                 CATHOLIC HIGH SCHOOL (OTHER REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                           0.33         04/01/2024             4,370,000
     5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF
                 SCIENCES (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                      0.33         01/01/2033             5,480,000
     4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS
                 PROJECT (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.50         03/01/2017             4,500,000
     1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
                 (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.33         12/01/2024             1,000,000
     4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY
                 PROJECT (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                           0.33         10/01/2031             4,300,000
    22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
                 PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                               0.33         06/01/2035            22,435,000
     9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
                 PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                 0.33         04/01/2035             9,000,000
    10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                 (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.33         06/01/2024            10,000,000
    23,700,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN
                 CHICAGO PROJECT (RECREATIONAL FACILITIES REVENUE, HARRIS
                 TRUST SAVINGS BANK LOC)ss+/-                                        0.30         06/01/2029            23,700,000
     5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
                 SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION
                 LOC)ss+/-                                                           0.33         12/15/2025             5,000,000

                  Wells Fargo Advantage Money Market Funds 111


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
ILLINOIS (continued)
$      175,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                 PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-        0.30%        03/01/2028    $          175,000
    23,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A
                 (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.26         04/01/2033            23,385,000
     5,040,000   ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED MEN
                 (HCFR, LASALLE NATIONAL BANK NA LOC)ss+/-                           0.45         11/01/2027             5,040,000
     8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE
                 SERIES D (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                0.25         01/01/2048             8,600,000
    12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL
                 PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                               0.33         07/01/2035            12,750,000
    11,500,000   ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.33         10/01/2037            11,500,000
     8,305,000   ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (PCR, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                0.31         05/01/2021             8,305,000
    22,605,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         09/01/2024            22,605,000
    19,900,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.38         09/01/2031            19,900,000
    10,100,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM
                 (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.33         02/01/2035            10,100,000
    43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.33         09/01/2035            43,570,000
    13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                 (PCR, JPMORGAN CHASE BANK LOC)ss+/-                                 0.33         12/01/2036            13,000,000
     5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
                 (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION
                 LOC)ss+/-                                                           0.33         01/01/2037             5,820,000
     6,600,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT
                 (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-++                       0.33         11/01/2035             6,600,000
     3,455,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-              0.31         10/01/2033             3,455,000
     7,000,000   ILLINOIS FINANCE AUTHORTIY POLLUTION CONTROL
                 (RESOURCE RECOVERY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-           0.26         03/01/2017             7,000,000
    10,505,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-              0.31         10/01/2032            10,505,000
     2,530,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE,
                 LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.32         10/01/2026             2,530,000
     5,675,000   MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           2.25         06/01/2035             5,675,000
       925,000   QUINCY IL BLESSING HOSPITAL (HEALTH, HOSPITAL, NURSING HOME
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.23         11/15/2029               925,000
     3,330,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.50         06/01/2034             3,330,000
                                                                                                                       416,380,000
                                                                                                                ------------------
INDIANA: 3.07%
     2,885,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         07/10/2021             2,885,000
     9,000,000   INDIANA FINANCE AUTHORITY COMMUNITY HEALTH NETWORK PROJECT 8
                 (HCFR, PNC BANK NA LOC)ss+/-                                        0.26         07/01/2039             9,000,000
     5,340,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT
                 (HCFR, HARRIS NA LOC)ss+/-                                          0.32         07/01/2038             5,340,000
    13,250,000   INDIANA FINANCE AUTHORITY PARKVIEW HEALTH SYSTEM B
                 (HCFR, NATIONAL CITY BANK LOC)ss+/-                                 0.26         11/01/2039            13,250,000
     3,250,000   INDIANA FINANCE AUTHORITY PARKVIEW HEALTH SYSTEM B
                 (HCFR, NATIONAL CITY BANK LOC)ss+/-                                 0.25         11/01/2039             3,250,000
     7,100,000   INDIANA FINANCE AUTHORITY SISTERS OF SAINT FRANCIS SERIES H
                 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.28         09/01/2048             7,100,000
    24,000,000   INDIANA GO REVENUE ANTICIPATION FUNDING PROGRAM NOTES SERIES
                 2010-A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)                     2.00         01/06/2011            24,130,451
     8,880,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCE AUTHORITY
                 CLARIAN HEALTH OBLIGATED GROUP SERIES 2005-D
                 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                             0.27         02/15/2030             8,880,000

                  112 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
INDIANA (continued)
$    5,275,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCE AUTHORITY
                 CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                 TRUST LOC)ss+/-                                                     0.30%        02/15/2030    $        5,275,000
     4,495,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                 SERIES A (HCFR, US BANK NA LOC)ss+/-                                0.25         10/01/2032             4,495,000
     3,425,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SYCAMORE SCHOOL
                 PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-               0.31         08/01/2024             3,425,000
    21,060,000   INDIANA STATE FINANCE AUTHORITY TRINITY HEALTH SERIES D2
                 (HCFR, US BANK LOC)ss+/-                                            0.23         12/01/2034            21,060,000
    11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR, FHLMC
                 INSURED)ss+/-                                                       0.30         04/01/2033            11,905,000
     8,555,000   INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING WASHINGTON
                 POINTE PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-                 0.27         04/15/2039             8,555,000
    24,825,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK
                 ROC-RR-II R 1179 (WATER REVENUE, ASSURED GUARANTY)ss+/-++           0.32         01/01/2017            24,825,000
     1,900,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.31         06/01/2036             1,900,000
                                                                                                                       155,275,451
                                                                                                                ------------------
IOWA: 1.29%
     2,920,000   AUSTIN TRUST CERTIFICATES BOA SERIES 2007-1011
                 (HOUSING REVENUE, GO OF AUTHORITY)ss+/-++                           0.30         07/01/2041             2,920,000
    13,900,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT
                 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                               0.26         11/01/2026            13,900,000
     2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                 (MFHR, FHLMC INSURED)ss+/-                                          0.30         05/01/2031             2,960,000
    15,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC
                 PROJECT A (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                   0.31         06/01/2039            15,715,000
     8,085,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                 PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                               0.26         05/01/2029             8,085,000
     1,965,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.27         10/01/2038             1,965,000
    11,495,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                 AMBROSE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 LOC)ss+/-                                                           0.26         04/01/2033            11,495,000
     8,415,000   IOWA HIGHER EDUCATION LOAN AUTHORITY UNIVERSITY OF DUBUQUE
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 COMPANY LOC)ss+/-                                                   0.26         04/01/2035             8,415,000
                                                                                                                        65,455,000
                                                                                                                ------------------
KANSAS: 0.75%
    18,000,000   KANSAS STATE DEPARTMENT OF TRANPORTATION SERIES D
                 (HIGHWAY REVENUE)ss+/-                                              0.36         03/01/2012            18,000,000
    20,000,000   KANSAS STATE DEPARTMENT OF TRANSPORTATION SERIES C-4
                 (HIGHWAY REVENUE)ss+/-                                              0.28         09/01/2024            20,000,000
                                                                                                                        38,000,000
                                                                                                                ------------------
KENTUCKY: 2.40%
     7,940,000   FORT MITCHELL KY LEAGUE OF CITIES FUNDING TRUST PROGRAM
                 SERIES A (LEASE REVENUE, US BANK NA LOC)ss+/-                       0.29         10/01/2032             7,940,000
     5,000,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                 (HCFR, JPMORGAN CHASE BANK INSURED)ss+/-                            0.28         05/01/2033             5,000,000
     9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT
                 WATERFORD PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                       0.31         01/01/2034             9,425,000
    89,000,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT
                 SEWER & DRAIN SYSTEMS SERIES A (SEWER REVENUE)                      1.25         05/26/2011            89,401,041
     4,830,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST LEASE SERIES
                 2008-A (LEASE REVENUE, US BANK NA LOC)ss+/-                         0.29         07/01/2038             4,830,000
     4,695,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES B
                 (LEASE REVENUE, US BANK NA LOC)ss+/-                                0.29         12/01/2038             4,695,000
                                                                                                                       121,291,041
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 113

Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
LOUISIANA: 0.61%
$      865,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER
                 REVENUE, AMBAC INSURED)ss+/-++                                      0.30%        12/01/2020    $          865,000
     7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-         0.30         09/01/2033             7,845,000
    22,165,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE
                 NATIONALE PARIS LOC)ss+/-                                           0.28         07/15/2026            22,165,000
                                                                                                                        30,875,000
                                                                                                                ------------------
MAINE: 0.24%
    12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (PRIVATE SCHOOLS
                 REVENUE, TD BANK NA LOC)ss+/-                                       0.28         06/01/2038            12,000,000
                                                                                                                ------------------
MARYLAND: 1.66%
    39,000,000   MARYLAND HEFAR ANNE ARUNDEL HEALTH SYSTEM B (HCFR,
                 MANUFACTURE & TRADERS TRUST COMPANY LOC)ss+/-                       0.30         07/01/2043            39,000,000
    23,400,000   MARYLAND HEFAR MERCEY RIDGE (HCFR, ALL FIRST BANK LOC)ss+/-         0.27         04/01/2031            23,400,000
     8,000,000   MARYLAND HEFAR UNIVERSITY OF MARYLAND MEDICINE SYSTEM
                 SERIES D (HFFA, TD BANK NA LOC)ss+/-                                0.21         07/01/2041             8,000,000
     7,500,000   MARYLAND STATE HEFA UNIVERSITY OF MARYLAND MEDICAL SYSTEM
                 SERIES E (HCFR, SUNTRUST BANK LOC)ss+/-                             0.27         07/01/2041             7,500,000
     2,565,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.39         03/01/2032             2,565,000
     3,450,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WELLS FARGO
                 BANK LOC)ss+/-(q)                                                   0.29         04/01/2030             3,450,000
                                                                                                                        83,915,000
                                                                                                                ------------------
MASSACHUSETTS: 3.43%
     4,070,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528
                 (OTHER REVENUE, XLCA COMPANY INSURED)ss+/-++                        0.30         05/01/2039             4,070,000
    29,845,000   MASSACHUSETTS DEPARTMENT OF TRANSPORTATION METRO HIGHWAY
                 SYSTEMS CONTRACT ASSISTANCE SERIES A-4 (HIGHWAY REVENUE
                 TOLLS)ss+/-                                                         0.25         01/01/2039            29,845,000
    15,000,000   MASSACHUSETTS DEPARTMENT OF TRANSPORTATION METRO HIGHWAY
                 SYSTEMS CONTRACT ASSISTANCE SERIES A-5 (HIGHWAY REVENUE
                 TOLLS)ss+/-                                                         0.25         01/01/2039            15,000,000
    11,500,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BOSTON UNIVERSITY
                 SERIES U-6E (COLLEGE & UNIVERSITY REVENUE, BANK OF NOVA
                 SCOTIA LOC)ss+/-                                                    0.25         10/01/2042            11,500,000
    12,270,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY CUSHING ACADEMY
                 ISSUE (PRIVATE SCHOOL REVENUE, TD BANK NA LOC)ss+/-                 0.28         03/01/2034            12,270,000
    12,750,000   MASSACHUSETTS HEFA CHILDREN HOSPITAL SERIES N-2
                 (HEALTH, HOSPITA L& NURSING HOME REVENUE, TD BANK NA
                 LOC)ss+/-                                                           0.27         10/01/2042            12,750,000
     4,965,000   MASSACHUSETTS HEFA CAPITAL ASSET PROGRAM SERIES M
                 (HCFR, FLEET NATIONAL BANK LOC)ss+/-                                0.31         07/01/2039             4,965,000
     8,200,000   MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION METRO
                 HIGHWAY SYSTEM CONTRACT ASSISTANCE SERIES A-1
                 (HIGHWAY REVENUE TOLLS)ss+/-                                        0.25         01/01/2029             8,200,000
     6,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                 BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                0.29         06/01/2036             6,600,000
    10,550,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL
                 SCHOOL (OTHER REVENUE)ss+/-                                         0.28         06/01/2038            10,550,000
     7,600,000   MASSACHUSETTS STATE HEFA BAYSTATE MEDICAL CENTER SERIES J1
                 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.27         07/01/2044             7,600,000
    25,000,000   MASSACHUSETTS STATE HEFA SERIES N-1 (COLLEGE & UNIVERSITY
                 REVENUE)ss+/-                                                       0.23         08/15/2040            25,000,000
     9,760,000   MASSACHUSETTS STATE HEFA SOUTH SHORE PROPERTY SERIES A
                 (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                   0.27         07/01/2033             9,760,000
    15,600,000   MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES DCL- 003
                 (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-++            0.45         08/01/2037            15,600,000
                                                                                                                       173,710,000
                                                                                                                ------------------
MICHIGAN: 1.46%
    23,020,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-++          0.32         04/01/2011            23,020,000
     8,000,000   DEUTSCHE BANK SPEARS/LIFERS TRUST SERIES DBE-711
                 (HEALTH, HOSPITAL & NURSING HOME REVENUE)ss+/-++                    0.30         10/14/2030             8,000,000

                  114 Wells Fargo Advantage Money Market Funds


Portfolio of  Investments--August  31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MICHIGAN (continued)
$    1,660,000   GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.25%        06/01/2034    $        1,660,000
     7,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES D-3
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)                            2.00         08/22/2011             7,108,609
     5,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES D-1
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)                            2.00         08/19/2011             5,057,393
     7,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES D-2
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)                            2.00         08/22/2011             7,108,609
     4,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                 GROUP SUB SERIES F-6 (HCFR)ss+/-                                    0.39         11/15/2049             4,000,000
     4,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                 GROUP SUBSERIES F-7 (HCFR)ss+/-                                     0.39         11/15/2049             4,200,000
     5,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                 HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
                 LOC)ss+/-                                                           0.29         01/01/2034             5,500,000
     8,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH
                 CARE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-         0.28         10/15/2030             8,000,000
                                                                                                                        73,654,611
                                                                                                                ------------------
MINNESOTA: 4.31%
     8,925,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         11/15/2033             8,925,000
     1,650,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.36         11/15/2032             1,650,000
     2,225,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
                 INSURED)ss+/-                                                       0.30         07/01/2038             2,225,000
       500,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT
                 (IDR, FIRSTAR BANK NA LOC)ss+/-                                     0.25         12/01/2014               500,000
     4,045,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                 INSURED)ss+/-                                                       0.30         07/15/2030             4,045,000
     8,350,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT
                 (MFHR, FHLMC INSURED)ss+/-                                          0.30         01/01/2035             8,350,000
     6,900,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                 PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                      2.55         11/01/2020             6,900,000
     2,750,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                 PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-          2.55         11/01/2027             2,750,000
     1,010,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                 PROJECT (HCFR, BANK OF NEW YORK LOC)ss+/-                           0.26         11/01/2035             1,010,000
     3,250,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT
                 (MFHR, FHLB INSURED)ss+/-                                           0.36         05/01/2027             3,250,000
     4,530,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION
                 (ECONOMIC DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                 0.39         01/01/2012             4,530,000
     3,685,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
                 SERVICES LOC)ss+/-++                                                0.33         06/01/2029             3,685,000
     5,955,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         01/01/2030             5,955,000
       990,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         02/15/2031               990,000
     2,680,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                0.36         12/01/2029             2,680,000
    10,585,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         05/15/2035            10,585,000
     1,620,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.30         03/01/2029             1,620,000
       125,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                 PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-               0.29         10/01/2023               125,000
     2,705,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                 PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-               0.29         10/01/2031             2,705,000
    35,125,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH
                 CARE SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-         0.25         08/15/2025            35,125,000
    12,565,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                 CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-                                                           0.27         08/15/2037            12,565,000
       500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
                 FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-            0.27         08/15/2034               500,000
       965,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT
                 (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)ss+/-                    0.25         08/01/2036               965,000
       991,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
                 REVENUE, US BANK NA LOC)ss+/-                                       0.25         05/01/2026               991,000
       955,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1
                 (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                 0.22         04/01/2027               955,000

                  Wells Fargo Advantage Money Market Funds 115


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MINNESOTA (continued)
$    2,000,000   MINNESOTA STATE TRUNK HIGHWAY SERIES B (ADVALOREM PROPERTY
                 TAX REVENUE)                                                        4.00%        08/01/2011    $        2,067,878
     5,205,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           2.00         10/01/2021             5,205,000
     2,950,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H
                 (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                          0.28         10/01/2032             2,950,000
     5,435,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.30         05/15/2034             5,435,000
     2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         11/15/2031             2,665,000
     9,480,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.30         11/01/2035             9,480,000
     5,150,000   PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                       0.30         04/15/2036             5,150,000
     2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         09/15/2031             2,865,000
       300,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT
                 (HCFR, US BANK NA LOC)ss+/-                                         0.25         10/01/2029               300,000
     1,145,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS
                 PROJECT (HOUSING REVENUE, US BANK NA LOC)ss+/-                      0.30         02/15/2033             1,145,000
     2,550,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         05/15/2032             2,550,000
    13,200,000   ST. CLOUD MN HEALTH CENTRAL CARE SERIES C
                 (HCFR, ASSURED GUARANTY)ss+/-                                       0.27         05/01/2042            13,200,000
     7,710,000   ST. CLOUD MN CENRACARE HEALTH SERIES A
                 (HOSPITAL REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                    0.24         05/01/2042             7,710,000
    11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss+/-         0.30         10/01/2035            11,300,000
     1,045,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.30         08/01/2034             1,045,000
     1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         10/01/2033             1,000,000
       400,000   ST. PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA
                 SERIES A (RECREATIONAL FACILITIES REVENUE, US BANK NA
                 LOC)ss+/-                                                           0.32         05/01/2027               400,000
       625,000   ST. PAUL MN PORT AUTHORITY (OTHER REVENUE, DEUTSCHE BANK
                 AG LOC)ss+/-                                                        0.26         12/01/2028               625,000
     2,655,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES 13-FF
                 (IDR, DEUTSCHE BANK AG LOC)ss+/-                                    0.26         03/01/2029             2,655,000
       315,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S
                 (OTHER REVENUE, DEUTSCHE BANK AG LOC)ss+/-                          0.26         12/01/2028               315,000
     1,000,000   ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 11DD
                 (OTHER REVENUE, DEUTSCHE BANK AG LOC)ss+/-                          0.26         03/01/2029             1,000,000
     5,680,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                 0.30         02/01/2034             5,680,000
     5,500,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                 INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                0.27         02/01/2015             5,500,000
     4,195,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)ss+/-                                     0.31         08/15/2031             4,195,000
                                                                                                                       218,018,878
                                                                                                                ------------------
MISSISSIPPI: 0.72%
     1,450,000   JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON
                 USA INCORPORATED PROJECT (LDR)ss+/-                                 0.21         06/01/2023             1,450,000
     1,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON
                 USA (IDR)ss+/-                                                      0.24         12/01/2030             1,500,000
     5,100,000   MISSISSIPPI BUSINESS FINANCE CORPORATION GULF
                 OPPORTUNITY ZONE PROJECT LLC
                 (IDR, FHLB INSURED)ss+/-                                            0.30         08/01/2035             5,100,000
    17,200,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL
                 CORPORATION PROJECT
                 (IDR, WELLS FARGO BANK NA LOC)ss+/-(q)                              0.29         04/01/2028            17,200,000
    11,325,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION
                 HARRISON COUNTY UTILITY
                 AUTHORITY WASTEWATER TREATMENT PROJECT SERIES
                 2006-A (RESOURCE RECOVERY REVENUE,
                 FSA INSURED)ss+/-                                                   0.37         07/01/2033            11,325,000
                                                                                                                        36,575,000
                                                                                                                ------------------
MISSOURI: 2.12%
     4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT
                 (MFHR, FHLMC INSURED)ss+/-                                          0.30         08/01/2035             4,300,000
     6,000,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE
                 (OTHER REVENUE, FIFTH THIRD BANK LOC)ss+/-                          0.27         01/01/2030             6,000,000
    17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN
                 FOUNDATION (OTHER REVENUE)ss+/-                                     0.26         04/01/2027            17,700,000
     1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                 SERIES A (OTHER REVENUE)ss+/-                                       0.26         04/01/2027             1,905,000
     4,500,000   MISSOURI HEFA WASHINGTON UNIVERSITY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)ss+/-                                 0.21         02/15/2033             4,500,000
     7,720,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF
                 MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA LOC)ss+/-            0.25         06/01/2033             7,720,000
    13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION
                 KAUFFMAN PROJECT SERIES A (OTHER REVENUE)ss+/-                      0.26         06/01/2037            13,000,000

                  116 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MISSOURI (continued)
$    5,300,000   MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL SERIES A
                 (HCFR, UBS AG LOC)ss+/-                                             0.26%        05/15/2032    $        5,300,000
     1,890,000   MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL SERIES B
                 (HCFR, UBS AG LOC)ss+/-                                             0.26         05/15/2023             1,890,000
     5,575,000   MISSOURI STATE HEFA RANKEN TECHNICAL COLLEGE
                 (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)ss+/-                 0.26         11/15/2031             5,575,000
     5,615,000   MISSOURI STATE HIGHWAY & TRANSPORTATION COMMISSION MULTI
                 MODAL THIRD LIEN B2 (TOLL ROAD REVENUE, STATE STREET BANK &
                 TRUST COMPANY NA LOC)ss+/-                                          0.28         05/01/2015             5,615,000
     5,000,000   ST LOUIS IDA VARIOUS ST. LUKES PLAZA APARTMENTS
                 (HOUSING REVENUE, BANK OF AMERICA NA LOC)ss+/-                      0.28         08/01/2017             5,000,000
     1,765,000   ST. LOUIS COUNTY MO IDA HEATHERBROOK GARDENS
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                              0.49         03/01/2022             1,765,000
    16,000,000   ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                           0.30         03/15/2034            16,000,000
       985,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED
                 SERIES B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-        0.30         06/15/2024               985,000
    10,000,000   ST. LOUIS COUNTY MO SPECIAL OBLIGATION TRAN (OTHER REVENUE)         0.45         08/01/2011            10,007,002
                                                                                                                       107,262,002
                                                                                                                ------------------
NEBRASKA: 0.50%
    19,930,000   CENTRAL PLAINS NE NEBRASKA GAS PROJECT NO. 2 SERIES 2009
                 (NATURAL GAS REVENUE)ss+/-                                          0.31         08/01/2039            19,930,000
     5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.30         02/01/2015             5,100,000
                                                                                                                        25,030,000
                                                                                                                ------------------
NEVADA: 1.64%
    10,000,000   CLARK COUNTY NV AIRPORT SERIES E-1 (AIRPORT & MARINA REVENUE)       2.50         06/01/2011            10,138,787
    23,850,000   LAS VEGAS NV VARIOUS PURPOSE SERIES C (PROPERTY TAX REVENUE,
                 LLOYDS TSB BANK PLC LOC)ss+/-                                       0.25         06/01/2036            23,850,000
    34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF
                 NEW YORK LOC)ss+/-                                                  0.27         10/01/2035            34,000,000
    11,855,000   RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.30         06/01/2032            11,855,000
     3,100,000   RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
                 TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT
                 (SALES TAX REVENUE, BANK OF NEW YORK LOC)ss+/-                      0.25         06/01/2042             3,100,000
                                                                                                                        82,943,787
                                                                                                                ------------------
NEW HAMPSHIRE: 1.84%
     8,000,000   MERRIMACK COUNTY NH GO TRAN (PROPERTY TAX REVENUE)                  1.00         12/30/2010             8,010,507
     6,100,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION
                 (HFFA REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      2.50         01/01/2037             6,100,000
    19,585,000   NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK OBLIGATION A
                 (HCFR, AGM INSURED)ss+/-                                            0.36         08/01/2031            19,585,000
    12,840,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL
                 (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-                         0.30         10/01/2036            12,840,000
     3,995,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY
                 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     2.50         07/01/2038             3,995,000
    29,865,000   NEW HAMPSHIRE HEFA SAINT ANSELM COLLEGE
                 (OTHER REVENUE, RBS CITIZENS NA LOC)ss+/-                           0.27         06/01/2038            29,865,000
     8,200,000   NEW HAMPSHIRE HEFA TILTON SCHOOL
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                       0.43         02/01/2036             8,200,000
     4,255,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK
                 DAY HEALTH SYSTEM (HOUSING REVENUE, TD BANK NA LOC)ss+/-            0.25         10/01/2043             4,255,000
                                                                                                                        92,850,507
                                                                                                                ------------------
NEW JERSEY: 1.72%
    43,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST 2009-70
                 (TRANSIT REVENUE)ss+/-++                                            0.30         12/15/2023            43,000,000
     3,505,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511
                 (OTHER REVENUE)ss+/-++                                              0.30         01/01/2032             3,505,000
     2,550,000   NEW JERSEY STATE TRANSPORTATION SERIES 146
                 (SALES TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-++                 0.31         06/15/2011             2,550,000
    10,500,000   NORTH BRUNSWICK NJ BOND ANTICIPATION NOTES
                 (PROPERTY TAX)                                                      1.25         08/11/2011            10,588,712
     6,795,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS MT-638
                 (STUDENT LOAN REVENUE)ss+/-++                                       0.29         12/01/2024             6,795,000

                  Wells Fargo Advantage Money Market Funds 117


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW JERSEY (continued)
$   18,200,000   SALEM COUNTY NJ POLLUTION CONTROL FINANCE AUTHORITY ATLANTIC
                 CITY ELECTRIC (ELECTRIC, POWER & LIGHT REVENUE, JPMORGAN
                 BANK LOC)ss+/-                                                      0.32%        04/15/2014    $       18,200,000
     2,500,000   SOUTH RIVER BOROUGH NJ (PROPERTY TAX REVENUE)                       1.50         12/21/2010             2,506,038
                                                                                                                        87,144,750
                                                                                                                ------------------
NEW MEXICO: 1.16%
     5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1  (OTHER
                 REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-             0.26         06/15/2024             5,000,000
    40,000,000   NEW MEXICO MUNICIPAL ENERGY ACQUISITION AUTHORITY GAS SUPPLY
                 SERIES 2009 (NATURAL GAS REVENUE)ss+/-                              0.31         11/01/2039            40,000,000
     5,000,000   NEW MEXICO STATE (TAX REVENUE)                                      2.50         06/30/2011             5,090,644
     8,580,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE)ss+/-                                 0.40         07/01/2036             8,580,000
                                                                                                                        58,670,644
                                                                                                                ------------------
NEW YORK: 7.03%
     7,970,000   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 1039
                 (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-++                  0.36         06/01/2025             7,970,000
    10,080,000   BUFFALO NY MUNICIPAL WATER FINANCE AUTHORITY
                 (WATER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.25         07/01/2035            10,080,000
    29,170,000   CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTA DOMINION
                 BANK LOC)ss+/-                                                      0.25         09/01/2027            29,170,000
       525,000   LONG ISLAND NY POWER AUTHORITY ELECTRIC SUBSERIES 1B
                 (ELECTRIC, POWER & LIGHT REVENUE, STATE STREET BANK & TRUST
                 COMPANY LOC)ss+/-                                                   0.24         05/01/2033               525,000
     5,000,000   MARLBORO NY CENTRAL SCHOOL DISTRICT (NEW YORK)
                 (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                       1.50         10/21/2010             5,005,667
    11,180,000   METROPOLITAN NY TRANSITION AUTHORITY
                 (TRANSPORTATION REVENUE, AMBAC INSURED)ss+/-++                      0.54         11/15/2023            11,180,000
     3,000,000   MIDDLETOWN NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)        1.50         04/08/2011             3,011,588
    20,185,000   NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                 SERIES B3 (WATER REVENUE)ss+/-                                      0.25         06/15/2025            20,185,000
    14,400,000   NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                 SERIES 1B (WATER & SEWER REVENUE)ss+/-                              0.25         06/15/2035            14,400,000
    14,800,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY BUILDING AID
                 CLASS A (TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-++               0.31         01/15/2037            14,800,000
    18,335,000   NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION NEW YORK
                 HOTEL UNIT FEE SECURED SERIES 3095 (TAX REVENUE, AMBAC
                 INSURED)ss+/-++                                                     0.30         11/15/2044            18,335,000
     7,605,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                 (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)ss+/-++            0.32         11/15/2025             7,605,000
    14,875,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION MULITFAMILY
                 RENT HOUSING BALTON SERIES A (HOUSING REVENUE, FGHLM
                 INSURED)ss+/-                                                       0.29         09/01/2049            14,875,000
       650,000   NEW YORK NY (PROPERTY TAX REVENUE, BANK OF NEW YORK LOC)ss+/-       0.24         03/01/2034               650,000
     4,170,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY
                 SERIES 1 SUB 1C (INCOME TAX REVENUE)ss+/-                           0.23         11/01/2022             4,170,000
    20,460,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY
                 SERIES 3 (TAX REVENUE)ss+/-                                         0.38         11/01/2022            20,460,000
    24,900,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SUBSERIES
                 F-5 (TAX REVENUE, SUMITOMO MITSUI BANKING LOC)ss+/-                 0.25         02/01/2035            24,900,000
    10,050,000   NEW YORK NY MUNICIPAL WATER & SEWER FINANCE AUTHORITY FISCAL
                 YEAR 2009 SERIES 3484 (WATER REVENUE)ss+/-++                        0.26         06/15/2033            10,050,000
    19,100,000   NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE)ss+/-                   0.27         04/01/2035            19,100,000
    16,900,000   NEW YORK NY SUBSERIES C-3 (PROPERTY TAX REVENUE,
                 BNP PARIBAS LOC)ss+/-                                               0.26         08/01/2020            16,900,000
     9,405,000   NEW YORK NY SUBSERIES E4 (OTHER REVENUE, FORTIS BANQUE
                 LOC)ss+/-                                                           0.31         03/01/2034             9,405,000
     6,700,000   NEW YORK NY SUBSERIES F4 (PROPERTY TAX REVENUE, ROYAL BANK
                 OF SCOTLAND LOC)ss+/-                                               0.30         09/01/2035             6,700,000
     6,100,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY SERIES 3F
                 (TAX REVENUE)ss+/-                                                  0.24         11/01/2022             6,100,000
    19,640,000   NEW YORK STATE DORMITORY AUTHORITY ST. JOHN UNIVERSITY
                 SERIES B-1 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                        0.25         07/01/2034            19,640,000
    15,000,000   NEW YORK STATE HOUSING FINANCE AGENCY ECONOMIC DEVELOPMENT
                 (INCOME TAX REVENUE)ss+/-                                           0.30         03/15/2033            15,000,000

                  118 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$    5,000,000   NIAGARA COUNTY NY IDA NIAGRA UNIVERSITY PROJECT SERIES B
                 (IDR, HOUSEHOLD SERVICES BANK CORPORATION LOC)ss+/-                 0.27%        11/01/2031    $        5,000,000
    18,000,000   OYSTER BAY NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)        1.25         08/12/2011            18,161,115
     6,500,000   TARRYTOWNS NY UNIFIED SCHOOL DISTRICT BOND ANTICIPATION
                 NOTES (PROPERTY TAX REVENUE, STATE AID WITHOLDING)                  1.50         08/12/2011             6,569,733
     8,460,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY SERIES A
                 (HIGHWAY REVENUE, GO OF AUTHORITY INSURED)ss+/-                     0.32         11/01/2035             8,460,000
     7,000,000   WATERVLIET CITY NY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 STATE AID WITHHOLDING)                                              1.50         01/27/2011             7,019,980
                                                                                                                       355,428,083
                                                                                                                ------------------
NORTH CAROLINA: 1.73%
    10,000,000   DURHAM COUNTY NC COP (OTHER REVENUE, SUNTRUST BANK LOC)ss+/-        0.30         06/01/2034            10,000,000
     5,610,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
                 (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                    0.27         03/01/2031             5,610,000
     6,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY CAMPBELL
                 UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING
                 & TRUST LOC)ss+/-                                                   0.30         10/01/2034             6,000,000
     6,515,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
                 SCHOOL PROJECT (OTHER REVENUE, WELLS FARGO BANK LOC)ss+/-(q)        0.29         09/01/2029             6,515,000
     4,800,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH CARE
                 FACILITIES UNIVERSITY HEALTH SYSTEMS OF EASTERN CAROLINA
                 SERIES 2008-B-1 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-             0.26         12/01/2036             4,800,000
    15,300,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH CARE
                 FACILITIES UNIVERSITY HEALTH SYSTEMS OF EASTERN CAROLINA
                 SERIES 2008-B-2 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-             0.28         12/01/2036            15,300,000
       980,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY
                 CHARLOTTE DAY SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                0.31         08/01/2020               980,000
    11,725,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT
                 (HCFR, RADIAN INSURED)ss+/-                                         0.25         04/01/2031            11,725,000
     8,665,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
                 FINANCING PROJECT (HCFR, KBC BANK NV LOC)ss+/-                      0.25         12/01/2025             8,665,000
     7,550,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                 SYSTEM SERIES A1 (HCFR, BANK OF AMERICA NA LOC)ss+/-                0.29         12/01/2028             7,550,000
     4,680,000   NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL
                 HOSPITAL (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                    0.29         10/01/2036             4,680,000
     2,065,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                 PROJECT (HCFR, WELLS FARGO BANK LOC)ss+/-(q)                        0.29         08/01/2024             2,065,000
     3,500,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A
                 (AIRPORT REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                  0.31         07/01/2032             3,500,000
                                                                                                                        87,390,000
                                                                                                                ------------------
NORTH DAKOTA: 0.20%
    10,000,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC PROJECT
                 CONSTRUCTION NOTES A-4 (WATER REVENUE)                              1.50         09/01/2011            10,079,352
                                                                                                                ------------------
OHIO: 2.48%
     8,600,000   CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT REVENUE,
                 KBC BANK NV LOC)ss+/-                                               0.37         01/01/2024             8,600,000
     5,400,000   CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, PNC BANK NA LOC)ss+/-                0.26         08/01/2042             5,400,000
     9,500,000   FRANKLIN COUNTY OH (HCFR, PNC BANK NA LOC)ss+/-                     1.00         07/01/2036             9,500,000
     8,645,000   FRANKLIN COUNTY OH US HEALTH CORPORATION SERIES A
                 (HCFR, US BANK NA LOC)ss+/-                                         0.28         12/01/2021             8,645,000
    12,390,000   HAMILTON COUNTY OH PARKING SYSTEM
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.30         12/01/2026            12,390,000
    22,210,000   LANCASTER OH PORT AUTHORITY GAS SERIES 2008
                 (NATURAL GAS REVENUE)ss+/-                                          0.31         05/01/2038            22,210,000
    13,805,000   OHIO STATE OHIO DOMINICAN UNIVERSITY PROJECT
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.30         12/01/2037            13,805,000
     6,510,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY GENERAL
                 CORPORATION SERIES A (IDR, BARCLAYS BANK PLC LOC)ss+/-              0.23         05/15/2019             6,510,000
     9,600,000   PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL
                 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.32         09/01/2033             9,600,000

                  Wells Fargo Advantage Money Market Funds 119


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
OHIO (continued)
$    2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                 (IDR, BANK OF NOVA SCOTIA LOC)ss+/-                                 0.47%        09/01/2015    $        2,810,308
    15,530,000   WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN HOMES
                 SERIES B (HCFR, US BANK NA LOC)ss+/-                                0.27         07/01/2023            15,530,000
    10,535,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.26         03/01/2033            10,535,000
                                                                                                                       125,535,308
                                                                                                                ------------------
OKLAHOMA: 0.46%
     4,695,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                 (HCFR, BANK OF AMERICA NA LOC)ss+/-                                 0.50         11/01/2018             4,695,000
    10,090,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
                 (ELECTRIC REVENUE, FGIC INSURED)ss+/-++                             0.40         01/01/2015            10,090,000
     8,400,000   OKLAHOMA STATE TURNPILE AUTHORITY SERIES F
                 (HIGHWAY REVENUE TOLLS)ss+/-                                        0.25         01/01/2028             8,400,000
                                                                                                                        23,185,000
                                                                                                                ------------------
OREGON: 0.23%
     4,100,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR
                 PROJECT (HCFR, KBC BANK NV LOC)ss+/-                                0.28         07/01/2036             4,100,000
     3,995,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY OREGON
                 BAPTIST RETIREMENT (HCFR, US BANK NA LOC)ss+/-                      0.27         11/01/2034             3,995,000
     3,700,000   OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK
                 PROJECT A (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-           2.55         11/01/2025             3,700,000
                                                                                                                        11,795,000
                                                                                                                ------------------
OTHER: 0.49%
    25,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS CLASS C 1001
                 (OTHER INCOME, FHLMC INSURED)+++/-ss                                0.33         03/01/2040            25,000,000
                                                                                                                ------------------
PENNSYLVANIA: 3.06%
     4,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UNIVERSITY OF PITTSBURGH EDUCATION CENTER SERIES C
                 (HCFR, PNC BANK NA LOC)ss+/-                                        0.24         05/15/2038             4,500,000
     9,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                 UNIVERSITY OF PITTSBURGH EDUCATION CENTER PROJECT SERIES
                 2007-B-2 (HCFR, ROYAL BANK OF CANADA LOC)ss+/-++                    0.29         04/15/2039             9,500,000
    13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
                 SENIOR LIVING CORPORATION (HCFR, FNMA INSURED)ss+/-                 0.29         07/15/2028            13,275,000
     3,750,000   ALLEGHENY COUNTY PA INDUSTRIAL DEVELOPMEN AUTHORITY
                 (PRIVATE SCHOOL REVENUE, PNC BANK NA LOC)ss+/-                      0.29         08/01/2040             3,750,000
    10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A
                 (ELECTRIC POWER & LIGHT REVENUE, BANK OF NOVA SCOTIA
                 LOC)ss+/-                                                           0.29         11/01/2020            10,000,000
    10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A
                 (OTHER REVENUE, ROYAL BANK OF SCOTLAND LOC)ss+/-                    0.29         07/15/2021            10,000,000
     9,000,000   BERKS COUNTY PA MUNICIPAL AUTHORITY READING HOSPITAL &
                 EDUCATION CENTER PROJECT SERIES 2008A-1
                 (HCFR, ROYAL BANK OF CANADA LOC)ss+/-++                             0.29         11/01/2011             9,000,000
     2,615,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B
                 (OTHER REVENUE, WELLS FARGO BANK LOC)ss+/-(q)                       0.25         06/01/2020             2,615,000
    11,120,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247
                 (OTHER REVENUE, AMBAC INSURED)ss+/-++                               0.30         10/01/2025            11,120,000
     2,945,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM
                 LANCASTER GENERAL HOSPITAL
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.29         07/01/2041             2,945,000
    10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
                 (OTHER REVENUE, WELLS FARGO BANK LOC)ss+/-(q)                       0.29         03/01/2047            10,320,000
     3,430,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                 SERIES A (HCFR, WELLS FARGO BANK LOC)ss+/-(q)                       0.25         09/01/2031             3,430,000
     2,160,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                 SERIES B (HCFR, WELLS FARGO BANK LOC)ss+/-(q)                       0.25         05/01/2032             2,160,000

                  120 Wells Fargo Advantage Money Market Funds


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
PENNSYLVANIA (continued)
$   15,095,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                 SERIES C (HCFR, WELLS FARGO BANK LOC)ss+/-(q)                       0.25%        11/01/2019    $       15,095,000
     2,000,000   PENNSYLVANIA STATE ST. JOSEPHS UNIVERSITY SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                           1.35         07/15/2036             2,000,000
     8,265,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                 CHESTNUT HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES
                 REVENUE, WELLS FARGO BANK NA LOC)ss+/-(q)                           0.39         10/01/2036             8,265,000
     6,000,000   PITTSBURGH PA WATER & SEWER AUTHORITY FIRST LIEN SERIES D-2
                 (WATER REVENUE, AGM INSURED)ss+/-                                   0.24         09/01/2040             6,000,000
    10,470,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202
                 (PROPERTY TAX REVENUE, FGIC INSURED)ss+/-++                         0.55         06/01/2034            10,470,000
     2,360,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES
                 P-FLOATS-MT-636 (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-++                                                         0.30         02/01/2031             2,360,000
    17,910,000   SOUTHCENTRAL PA GENERAL AUTHORITY HOMEWOOD HANOVER PROJECT
                 (OTHER REVENUE, MANUFACTURERS & TRADERS TRUST COMPANY
                 LOC)ss+/-                                                           0.35         12/01/2028            17,910,000
                                                                                                                       154,715,000
                                                                                                                ------------------
PUERTO RICO: 0.66%
     7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES A (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA
                 LOC)ss+/-                                                           0.30         07/01/2028             7,395,000
    26,100,000   PUERTO RICO SALES TAX FINANCING CORPORATION SERIES 3036
                 (SALES TAX REVENUE)ss+/-++                                          0.35         08/01/2057            26,100,000
                                                                                                                        33,495,000
                                                                                                                ------------------
SOUTH CAROLINA: 1.06%
     9,325,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                 NONPROFIT INSTITUTIONS
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.31         06/01/2025             9,325,000
     2,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
                 JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.39         12/01/2024             2,620,000
     8,300,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                 DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL
                 (IDR, WELLS FARGO BANK NA LOC)ss+/-(q)                              0.29         08/01/2029             8,300,000
     6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                 INDUSTRIALS INCORPORATED PROJECT (HCFR, WELLS FARGO BANK NA
                 LOC)ss+/-(q)                                                        0.39         10/01/2032             6,000,000
     6,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                 GREENVILLE BAPTIST PROJECT (HCFR, WELLS FARGO BANK NA
                 LOC)ss+/-++(q)                                                      0.29         10/01/2019             6,500,000
     4,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                 INSTITUTIONAL BUSINESS & HOME PROJECT (IDR, BRANCH BANKING &
                 TRUST LOC)ss+/-                                                     0.30         11/01/2034             4,500,000
     4,540,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY STATE
                 UNIVERSITY HOUSING LLC SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.31         03/01/2027             4,540,000
    12,010,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF
                 DEVELOPMENT PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
                 WELLS FARGO BANK NA LOC)ss+/-(q)                                    0.29         07/01/2033            12,010,000
                                                                                                                        53,795,000
                                                                                                                ------------------
SOUTH DAKOTA: 0.53%
     7,500,000   SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITAL & HEALTH SYSTEMS
                 PROJECT SERIES 2001-C (HCFR, US BANK NA LOC)ss+/-                   0.31         11/01/2019             7,500,000
     6,495,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA
                 INSURED)ss+/-                                                       0.31         02/15/2031             6,495,000
     8,000,000   SOUTH DAKOTA STATE HEFA REGIONAL HEALTH (OTHER REVENUE,
                 US BANK NA LOC)ss+/-                                                0.25         09/01/2027             8,000,000
     4,800,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B
                 (HCFR, US BANK NA LOC)ss+/-                                         0.31         11/01/2034             4,800,000
                                                                                                                        26,795,000
                                                                                                                ------------------
TENNESSEE: 1.49%
     6,450,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                 PUBLIC IMPORT E1 SERIES A (OTHER REVENUE, BRANCH BANKING &
                 TRUST LOC)ss+/-                                                     0.30         06/01/2037             6,450,000
     5,910,000   CHATTANOOGA INDUSTRIAL DEVELOPMENT BOARD TENNESSEE AQUARIUM
                 PROJECT (RECREATIONAL REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.31         04/01/2024             5,910,000
     9,910,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY MET GOVERNMENT
                 NASHVILLE & DAVIDSON (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.27         07/01/2026             9,910,000

                  Wells Fargo Advantage Money Market Funds 121


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TENNESSEE (continued)
$    5,580,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                 BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.27%        07/01/2034    $        5,580,000
    13,500,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY HEFA
                 LIPSCOMB UNVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
                 FHLB INSURED)ss+/-                                                  0.30         11/01/2028            13,500,000
    19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)ss+/-                 0.31         01/01/2034            19,985,000
     3,015,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                 FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-++                                                         0.33         11/01/2027             3,015,000
     4,250,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                 PUBLIC IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV
                 LOC)ss+/-                                                           0.30         06/01/2025             4,250,000
     6,690,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                 (OTHER REVENUE, WELLS FARGO BANK LOC)ss+/-(q)                       0.39         10/01/2022             6,690,000
                                                                                                                        75,290,000
                                                                                                                ------------------
TEXAS: 7.92%
    12,165,000   AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                    0.32         11/15/2029            12,165,000
     6,350,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA
                 MEADOWS/FREDRICKSBURG PLACE APARTMENTS PROJECT SERIES 2006
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.30         09/01/2036             6,350,000
    15,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST
                 (TRANSIT REVENUE)ss+/-++                                            0.35         10/01/2018            15,000,000
     5,000,000   DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                 (IDR, BANK OF THE WEST LOC)ss+/-                                    0.30         08/01/2035             5,000,000
     2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514
                 (OTHER REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-++            0.30         02/15/2038             2,275,000
     9,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         07/01/2026             9,360,000
     1,245,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548
                 (OTHER REVENUE, FGIC INSURED)ss+/-++                                0.30         11/15/2029             1,245,000
     1,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852
                 (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                 GUARANTEED)ss+/-++                                                  0.30         02/15/2016             1,800,000
     5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY
                 THE SEA APARTMENTS PROJECT (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                  0.31         02/15/2032             5,090,000
    14,700,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                 CORPORATION HERMANN HEALTH SERIES D1
                 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.29         06/01/2029            14,700,000
     5,060,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 (OTHER REVENUE)ss+/-++                                              0.31         05/15/2016             5,060,000
     6,570,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 BAYLOR SERIES A2 (COLLEGE AND UNIVERSITY REVENUE, AMBAC
                 INSURED)ss+/-                                                       0.25         11/15/2047             6,570,000
     7,700,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID
                 WASTE DISPOSAL DEER PARK REFINING PROJECT SERIES A
                 (RESOURCE RECOVERY REVENUE)ss+/-                                    0.25         03/01/2023             7,700,000
    20,100,000   HOUSTON TX UTILITIES SYSTEMS AUTHORITY SERIES 2010-B
                 (WATER REVENUE, ROYAL BANK OF CANADA LOC)ss+/-++                    0.29         05/15/2034            20,100,000
    10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER
                 REVENUE)ss+/-++                                                     0.33         12/01/2023            10,000,000
     4,060,000   JUDSON TX INDEPENDENT SCHOOL DISTRICT
                 (PROPERTY TAX REVENUE)ss+/-++                                       0.31         02/01/2031             4,060,000
     7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON
                 AVENUE RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)ss+/-            0.30         08/01/2041             7,500,000
       600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)ss+/-                   0.29         04/01/2027               600,000
     6,500,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENAL FACILITIES
                 MOTIVA ENTERPRISES B (IDR)ss+/-                                     0.25         04/01/2040             6,500,000
    30,700,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES
                 MOTIVA ENTERPRISES B (RESOURCE RECOVERY REVENUE)ss+/-               0.25         12/01/2039            30,700,000
    10,000,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES
                 MOTIVA ENTERPRISES C (RESOURCE RECOVERY REVENUE)ss+/-               0.25         12/01/2039            10,000,000
    31,100,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FALICITIES
                 MOTIVA ENTERPRISES A (IDR)ss+/-                                     0.25         04/01/2040            31,100,000
    30,860,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES
                 P-FLOATS-MT-636 (HFFA)ss+/-++                                       0.35         01/01/2028            30,860,000
    16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT
                 (PROPERTY TAX REVENUE, DEXIA INSURED)ss+/-                          0.51         08/01/2037            16,000,000
    75,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                 SERIES 2848 (OTHER REVENUE)ss+/-++                                  0.37         12/15/2026            75,000,000
    20,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                 SERIES 2849 (OTHER REVENUE)ss+/-++                                  0.37         12/15/2026            20,000,000
    13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA
                 IBIZA APARTMENTS (MFHR, FNMA INSURED)ss+/-                          0.30         08/01/2041            13,900,000

                  122 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$    1,890,000   Texas State TRAN (OTHER REVENUE)                                    2.00%        08/31/2011    $        1,920,986
     2,800,000   TYLER TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION MOTHER FRANCES HOSPITAL SERIES B
                 (HCFR, BANK OF AMERICA NA LOC)ss+/-                                 0.31         07/01/2020             2,800,000
    27,385,000   UNIVERSITY OF TEXAS REFINANCING SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)ss+/-                                 0.25         08/01/2033            27,385,000
                                                                                                                       400,740,986
                                                                                                                ------------------
UTAH: 1.34%
    37,010,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS SERIES
                 P-FLOATS-PPT-1008- CL-A (PROPERTY TAX REVENUE, FHLMC
                 INSURED)ss+/-++                                                     0.33         01/01/2032            37,010,000
     5,000,000   UTAH TRANSPORTATION AUTHORITY SUBSERIES A (SALES TAX
                 REVENUE, FORTIS BANK SA NV LOC)ss+/-                                0.25         06/15/2036             5,000,000
    16,100,000   UTAH TRANSPORTATION SALES TAX SUBSERIES B
                 (SALES TAX REVENUE, FORTIS BANK SA NV LOC)ss+/-                     0.22         06/15/2036            16,100,000
     9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                 0.29         12/01/2034             9,675,000
                                                                                                                        67,785,000
                                                                                                                ------------------
VERMONT: 0.91%
     2,135,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                 BRATTLEBORO MEMORIAL HOSPITAL PROJECT A
                 (HCFR, TD BANK NA LOC)ss+/-                                         0.25         10/01/2028             2,135,000
     9,120,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                 FLETCHER ALLEN HOSPITAL SERIES A (HCFR, TD BANK NA LOC)ss+/-        0.24         12/01/2030             9,120,000
     3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                 LANDMARK COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, TD BANK NA LOC)ss+/-                                       0.25         07/01/2033             3,140,000
     2,065,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                 NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES A
                 (HCFR, TD BANK NA LOC)ss+/-                                         0.25         10/01/2029             2,065,000
    19,255,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                 VARIOUS NORWICH UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, TD BANK NA LOC)ss+/-                                       0.26         09/01/2038            19,255,000
    10,295,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                 PROJECT A (HCFR, TD BANK NA LOC)ss+/-                               0.25         10/01/2034            10,295,000
                                                                                                                        46,010,000
                                                                                                                ------------------
VIRGINIA: 1.26%
     7,295,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B
                 (AIRPORT REVENUE, WACHOVIA BANK LOC)ss+/-(q)                        0.29         06/01/2035             7,295,000
     5,000,000   FAIRFAX COUNTY VA IDA (OTHER REVENUE)ss+/-                          0.42         05/15/2039             5,000,000
    14,725,000   HANOVER COUNTY VA IDA COVENENT WOODS
                 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-++                           0.30         07/01/2029            14,725,000
    12,650,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT
                 (OTHER REVENUE, FNMA INSURED)ss+/-                                  0.30         11/15/2032            12,650,000
     5,000,000   NORFOLK ECONOMIC DEVELOPMENT AUTHORITY (HCFR)ss+/-                  0.42         11/01/2034             5,000,000
       110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                 SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-           0.23         07/01/2037               110,000
     6,550,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                 SERIES B (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                    0.27         07/01/2037             6,550,000
    12,200,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP
                 FOUNDATION (HCFR, WELLS FARGO BANK NA LOC)ss+/-(q)                  0.29         07/01/2022            12,200,000
                                                                                                                        63,530,000
                                                                                                                ------------------
WASHINGTON: 2.94%
     5,000,000   DISTRICT COLUMBIA INCOME TAX SERIES C (INCOME TAX
                 REVENUE)ss+/-                                                       0.32         12/01/2010             5,000,000
    28,225,000   DISTRICT COLUMBIA REVENUE KIPP DC (OTHER REVENUE)ss+/-++            0.31         05/02/2039            28,225,000
     1,980,000   EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.36         12/01/2021             1,980,000
     6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1
                 (PROPERTY TAX REVENUE)ss+/-++                                       0.31         12/01/2015             6,930,000
    12,000,000   KING COUNTY SEWER SERIES 3090 (SEWER REVENUE, FSA
                 INSURED)ss+/-++                                                     0.30         01/01/2039            12,000,000
     4,970,000   KING COUNTY WA HOUSING AUTHORITY SERIES A
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.31         07/01/2035             4,970,000
     5,850,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-++                                     0.55         12/01/2018             5,850,000
     7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-++                                                         0.30         03/02/2021             7,920,000

                  Wells Fargo Advantage Money Market Funds 123


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
WASHINGTON (continued)
$    9,710,000   SEATTLE WA WATER & SEWER SYSTEMS RB ECLIPSE FUNDING TRUST
                 SERIES 2006-0002 (WATER REVENUE, US BANK NA LOC)ss+/-++             0.30%        09/01/2029    $        9,710,000
    12,530,000   SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-++                                           0.30         09/01/2012            12,530,000
    18,000,000   WASHINGTON HEFAR SEATTLE PACIFIC UNIVERSITY
                 (COLLEGE & UNIVERSITY REVENUE,
                 US BANK NA LOC)ss+/-                                                0.26         10/01/2030            18,000,000
     7,650,000   WASHINGTON STATE SERIES R (COLLEGE & UNIVERSITY
                 REVENUE, CITIBANK NA LOC)ss+/-++                                    0.30         01/01/2016             7,650,000
    12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.32         10/01/2036            12,000,000
     6,675,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A
                 PUTTABLE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.32         10/01/2030             6,675,000
     5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT
                 TACOMA ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                0.26         06/01/2032             5,775,000
     3,400,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL
                 (HCFR, US BANK NA LOC)ss+/-++                                       0.27         10/01/2017             3,400,000
                                                                                                                       148,615,000
                                                                                                                ------------------
WEST VIRGINIA: 0.62%
    15,580,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A
                 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.31         07/01/2040            15,580,000
     6,000,000   WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION
                 WEIRTON MEDICAL CENTER
                 INCORPORATED (HCFR, PNC BANK NA LOC)ss+/-                           0.29         12/01/2031             6,000,000
    10,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY
                 CABELL HOSPITAL SERIES A
                 (HCFR, BRANCH BANKING & TRUST
                 LOC)ss+/-                                                           0.29         01/01/2034            10,000,000
                                                                                                                        31,580,000
                                                                                                                ------------------
WISCONSIN: 2.39%
    26,755,000   CLIPPER TAX EXEMPT CERTIFCATE TRUST 2009-36
                 (TRANSIT REVENUE)ss+/-++                                            0.35         05/01/2020            26,755,000
     7,725,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                 0.30         09/01/2040             7,725,000
     6,000,000   WISCONSIN STATE HEFA (HOSPITAL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                           0.25         08/01/2030             6,000,000
    10,000,000   WISCONSIN STATE HEFA SAINT NORBERT COLLEGE INCORPORATED
                 (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-        0.33         02/01/2038            10,000,000
    30,720,000   WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B
                 (HCFR, FIRST SECURITY BANK LOC)ss+/-                                0.56         12/01/2029            30,720,000
     6,030,000   WISCONSIN STATE HEFA BELOIT MEMORIAL HOSPITAL INCORPORATED
                 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                0.27         04/01/2036             6,030,000
     6,575,000   WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES A
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.27         05/01/2037             6,575,000
    11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
                 (HFFA REVENUE, US BANK NA LOC)ss+/-                                 0.30         05/01/2024            11,390,000
     4,045,000   WISCONSIN STATE HEFA LAWRENCE UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.30         02/01/2039             4,045,000
     1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                            0.25         06/01/2033             1,100,000
     6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
                 (OTHER REVENUE, US BANK NA LOC)ss+/-                                0.29         03/01/2038             6,375,000
     3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                               0.29         03/01/2038             3,940,000
                                                                                                                       120,655,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,898,094,688)                                                                  4,898,094,688
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,062,459,688)*                                                 100.10%                                       5,062,459,688
OTHER ASSETS AND LIABILITIES, NET                                       (0.10)                                          (5,165,519)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    5,057,294,169
                                                                       ------                                   ------------------

                  124 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 125


Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 0.34%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.34%
$    2,000,000   FHLMC+/-                                                            0.52%        09/03/2010    $        2,000,003
    30,000,000   FHLMC+/-                                                            0.23         02/02/2012            29,965,664
TOTAL AGENCY SECURITIES (COST $31,965,667)                                                                              31,965,667
                                                                                                                ------------------
BANKERS ACCEPTANCE NOTES: 0.33%
    10,000,000   BANK OF AMERICA NA##                                                0.49         09/07/2010             9,999,051
     3,100,000   BANK OF AMERICA NA##                                                0.55         09/16/2010             3,099,238
     2,300,000   BANK OF AMERICA NA##                                                0.58         09/20/2010             2,299,260
    15,400,000   BANK OF AMERICA NA##                                                0.38         09/30/2010            15,395,142
TOTAL BANKERS ACCEPTANCE NOTES (COST $30,792,691)                                                                       30,792,691
                                                                                                                ------------------
CERTIFICATES OF DEPOSIT: 11.31%
    27,000,000   ABBEY NATIONAL TREASURY SERVICES##                                  0.16         09/02/2010            26,999,753
    20,000,000   ABBEY NATIONAL TREASURY SERVICES##                                  0.25         09/16/2010            19,997,741
     1,000,000   ABBEY NATIONAL TREASURY SERVICES##                                  0.55         11/08/2010               998,942
    45,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.33         12/10/2010            45,000,000
    94,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                 0.32         02/14/2011            94,000,000
    58,000,000   ALLIED IRISH BANKS+/-                                               0.51         06/24/2011            58,000,000
    25,000,000   ALLIED IRISH BANKS+/-                                               0.53         07/12/2011            25,000,000
    20,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.40         09/02/2011            20,000,000
    25,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)+/-++                       0.17         09/03/2010            24,999,639
    56,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.38         06/16/2011            56,000,000
    25,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                       0.31         06/28/2011            25,000,000
    34,000,000   BARCLAYS BANK PLC+/-                                                0.80         04/29/2011            34,000,000
    40,000,000   BARCLAYS BANK PLC+/-                                                0.84         08/12/2011            40,000,000
    27,200,000   CREDIT AGRICOLE                                                     0.65         09/09/2010            27,200,000
    80,000,000   DEXIA CREDIT LOCAL SA                                               0.42         09/07/2010            80,000,000
    53,000,000   DG BANK (NEW YORK)                                                  0.57         09/20/2010            53,000,000
    70,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.52         11/12/2010            70,000,000
    33,000,000   NATIXIS COMMERCIAL PAPER CORPORATION+/-                             0.74         02/04/2011            33,000,000
    35,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.27         10/19/2010            35,000,000
    17,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-ss                               0.30         01/06/2011            17,000,000
    24,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.29         01/07/2011            24,000,000
    58,000,000   ROYAL BANK OF SCOTLAND PLC+/-                                       0.96         04/26/2011            58,000,000
    16,000,000   SKANDINAVISKA ENSKILDA BANKEN AB                                    0.33         09/01/2010            16,000,000
    37,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      1.33         05/05/2011            37,000,000
    50,000,000   SOCIETE GENERALE (NEW YORK)+/-                                      0.65         08/12/2011            50,000,000
    41,000,000   TD BANK FINANCIAL GROUP+/-                                          0.30         02/04/2011            41,000,556
     3,000,000   UNICREDIT SPA (NEW YORK)                                            0.48         09/10/2010             3,000,022
    50,000,000   UNICREDIT SPA (NEW YORK)                                            0.44         09/14/2010            50,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,064,196,653)                                                                  1,064,196,653
                                                                                                                ------------------
COMMERCIAL PAPER: 46.88%
     2,000,000   ABN AMRO FUNDING USA LLC##++                                        0.27         09/10/2010             1,999,850
     6,000,000   ABN AMRO FUNDING USA LLC##++                                        0.27         09/13/2010             5,999,420
     3,400,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.41         10/29/2010             3,397,699
     7,900,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.39         11/05/2010             7,894,294
    29,200,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.35         11/09/2010            29,180,358
    10,200,000   AMSTERDAM FUNDING CORPORATION##++(p)                                0.40         11/10/2010            10,192,067
     4,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.00         09/01/2010             4,000,000
    22,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.33         09/02/2010            21,999,603

                  126 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   22,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.43%        09/03/2010    $       21,999,205
     3,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                            0.56         09/07/2010             2,999,675
    25,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.20         09/03/2010            24,999,583
     9,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.41         09/08/2010             8,999,178
     6,500,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.42         09/10/2010             6,499,236
    11,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.31         09/15/2010            10,998,588
     5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.31         09/20/2010             4,999,129
     2,100,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.56         10/06/2010             2,098,836
     1,700,000   ANTALIS US FUNDING CORPORATION##++(p)                               0.54         10/12/2010             1,698,935
    44,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.42         10/20/2010            44,000,000
    70,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.38         01/11/2011            70,000,000
     5,000,000   ARABELLA FINANCE LLC##++(p)                                         0.50         09/10/2010             4,999,313
     9,000,000   ARABELLA FINANCE LLC##++(p)                                         0.51         09/13/2010             8,998,350
     3,000,000   ARABELLA FINANCE LLC##++(p)                                         0.51         09/14/2010             2,999,404
     2,000,000   ARABELLA FINANCE LLC##++(p)                                         0.52         09/15/2010             1,999,572
     5,000,000   ARABELLA FINANCE LLC##++(p)                                         0.54         09/27/2010             4,997,978
    43,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.45         09/23/2010            42,987,796
    16,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.54         10/12/2010            15,989,978
    30,600,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.54         10/13/2010            30,580,365
    28,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.46         10/27/2010            27,979,529
     5,000,000   ARGENTO FUNDING COMPANIES LIMITED##++(p)                            0.40         11/10/2010             4,996,111
    14,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.42         12/08/2010            14,000,391
    29,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.41         12/13/2010            29,000,831
    20,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.39         01/10/2011            20,000,000
    30,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.60         01/12/2011            29,999,452
    27,000,000   ASB FINANCE LIMITED (LONDON)++                                      0.34         01/27/2011            26,981,526
    23,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.39         02/01/2011            22,983,440
    14,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                   0.66         04/18/2011            14,000,872
    13,400,000   ASPEN FUNDING CORPORATION##++(p)                                    0.29         09/15/2010            13,398,385
    36,000,000   ASPEN FUNDING CORPORATION##++(p)                                    0.25         09/17/2010            35,995,840
    13,700,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.49         10/04/2010            13,693,721
     2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.33         10/21/2010             1,999,056
     6,600,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.40         10/25/2010             6,595,941
     8,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.43         10/26/2010             7,994,622
    10,900,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                    0.39         11/01/2010            10,892,612
    22,400,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.23         09/08/2010            22,398,841
    50,700,000   ATLANTIS ONE FUNDING CORPORATION##++(p)                             0.23         09/10/2010            50,696,705
    25,000,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.27         09/07/2010            24,998,708
    10,000,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.28         09/13/2010             9,999,000
     1,700,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.40         09/14/2010             1,699,736
     2,000,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.29         09/20/2010             1,999,673
     2,200,000   AUTOBAHN FUNDING COMPANY LLC##++(p)                                 0.49         10/18/2010             2,198,564
     7,000,000   AZALEA TRACE INCORPORATED##                                         0.30         09/17/2010             6,999,004
     1,000,000   BANQUE ET CAISSE D'EPARGNE DE E'TAT##                               0.25         09/30/2010               999,791
     1,000,000   BARTON CAPITAL CORPORATION##++(p)                                   0.27         10/06/2010               999,728
    20,000,000   BEETHOVEN FUNDING CORPORATION##++(p)                                0.21         09/02/2010            19,999,767
    22,000,000   BGL BNP PARIBAS SA##                                                0.30         09/08/2010            21,998,546
    58,000,000   BGL BNP PARIBAS SA##                                                0.55         09/29/2010            57,974,287
    50,300,000   BGL BNP PARIBAS SA##                                                0.57         10/05/2010            50,272,447
     9,000,000   BGL BNP PARIBAS SA##                                                0.49         10/28/2010             8,992,875
    77,000,000   BGL BNP PARIBAS SA##                                                0.65         11/09/2010            76,902,595
     2,000,000   BGL BNP PARIBAS SA##                                                0.41         11/10/2010             1,998,406
    66,500,000   BPCE SA##++                                                         0.42         09/13/2010            66,490,025
    70,700,000   BPCE SA##++                                                         0.45         12/01/2010            70,619,579
    21,000,000   CAFCO LLC##++(p)                                                    0.50         10/06/2010            20,989,588

                  Wells Fargo Advantage Money Market Funds 127


Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   16,000,000   CAFCO LLC##++(p)                                                    0.36%        11/04/2010    $       15,989,760
   114,000,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.47         10/20/2010           113,925,520
     3,600,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.46         10/22/2010             3,597,603
    14,600,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.44         10/28/2010            14,589,731
    15,000,000   CANCARA ASSET SECURITISATION LLC##++(p)                             0.38         11/10/2010            14,988,917
     4,000,000   CHARTA LLC##++(p)                                                   0.45         09/16/2010             3,999,200
     8,400,000   CHARTA LLC##++(p)                                                   0.50         10/04/2010             8,396,073
     8,000,000   CHARTA LLC##++(p)                                                   0.50         10/08/2010             7,995,807
    15,900,000   CHARTA LLC##++(p)                                                   0.39         11/02/2010            15,889,047
     8,000,000   CHARTA LLC##++(p)                                                   0.36         11/03/2010             7,994,960
     8,000,000   CHARTA LLC##++(p)                                                   0.36         11/05/2010             7,994,800
     8,600,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.34         09/15/2010             8,598,796
    14,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.51         10/06/2010            13,992,922
    30,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.51         10/07/2010            29,984,400
     8,900,000   CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                          0.51         10/08/2010             8,895,243
    27,000,000   COMMERZBANK US FINANCE##                                            0.00         09/01/2010            27,000,000
    25,000,000   COMMERZBANK US FINANCE##                                            0.24         09/09/2010            24,998,500
     5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.30         09/02/2010             4,999,918
     3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.52         09/08/2010             2,999,656
     3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.54         09/20/2010             2,999,098
    28,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.56         09/21/2010            27,990,822
    30,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.56         09/22/2010            29,989,675
     5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.55         09/24/2010             4,998,179
    12,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                            0.55         09/29/2010            11,994,680
    16,800,000   CRC FUNDING LLC##++(p)                                              0.50         10/04/2010            16,792,146
     8,000,000   CRC FUNDING LLC##++(p)                                              0.50         10/08/2010             7,995,807
    16,000,000   CRC FUNDING LLC##++(p)                                              0.36         11/04/2010            15,989,760
    10,000,000   CREDIT INDUSTIEL ET COMMERCIAL OF NEW YORK                          0.70         10/01/2010            10,000,000
    10,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.39         09/03/2010             9,999,672
    11,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.51         09/07/2010            10,998,918
     4,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.52         09/08/2010             3,999,541
    25,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.53         09/09/2010            24,996,722
    20,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.53         09/10/2010            19,997,050
     8,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.38         09/16/2010             7,998,667
    34,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.56         09/17/2010            33,991,084
     3,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/22/2010             2,999,003
     6,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/23/2010             5,997,910
     9,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/24/2010             8,996,723
     6,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                  0.55         09/29/2010             5,997,340
    14,000,000   DANSKE CORPORATION##++                                              0.44         09/30/2010            13,994,925
    27,000,000   DANSKE CORPORATION##++                                              0.39         10/25/2010            26,983,800
    25,200,000   DANSKE CORPORATION##++                                              0.49         11/15/2010            25,173,750
    26,000,000   DEXIA DELAWARE##                                                    0.32         09/03/2010            25,999,299
    20,000,000   DEXIA DELAWARE##                                                    0.43         09/27/2010            19,993,500
     8,500,000   DISTRICT COLUMBIA WATER AND SEWER AUTHORITY                         0.28         10/14/2010             8,500,000
     7,000,000   EBBETS FUNDING LLC##++(p)                                           0.30         09/03/2010             6,999,825
    13,000,000   EBBETS FUNDING LLC##++(p)                                           0.51         09/14/2010            12,997,418
    12,000,000   EBBETS FUNDING LLC##++(p)                                           0.53         09/24/2010            11,995,783
     5,300,000   ENI COORDINATION CENTER SA##++                                      0.34         09/29/2010             5,298,557
    24,800,000   ENI COORDINATION CENTER SA##++                                      0.34         11/05/2010            24,784,776
    30,000,000   FORTIS FUNDING LLC##++                                              0.59         10/04/2010            29,983,225
    12,700,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.29         09/09/2010            12,699,069
    16,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.24         09/15/2010            15,998,382
    52,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.24         09/16/2010            51,994,367
     5,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                        0.26         09/24/2010             4,999,138

                 128  Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    4,300,000   GOVCO LLC##++(p)                                                    0.44%        09/17/2010    $        4,299,102
    27,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.53         09/09/2010            26,996,400
     6,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.28         09/22/2010             5,998,985
    14,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.54         10/08/2010            13,992,086
    18,100,000   GRAMPIAN FUNDING LLC##++(p)                                         0.54         10/12/2010            18,088,663
    20,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.54         10/13/2010            19,987,167
     9,600,000   GRAMPIAN FUNDING LLC##++(p)                                         0.46         10/22/2010             9,593,608
    30,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.40         11/08/2010            29,977,333
    45,000,000   GRAMPIAN FUNDING LLC##++(p)                                         0.36         11/16/2010            44,965,800
    27,800,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.36         09/29/2010            27,792,000
    16,500,000   ICICI BANK LIMITED (BAHRAIN)##                                      0.44         09/29/2010            16,494,225
     2,000,000   INTESA FUNDING LLC##                                                0.00         09/01/2010             2,000,000
    32,000,000   INTESA FUNDING LLC##                                                0.28         09/16/2010            31,996,000
    20,000,000   IRISH PERMANENT TREASURY##++                                        0.28         09/02/2010            19,999,694
    14,000,000   IRISH PERMANENT TREASURY##++                                        0.47         09/07/2010            13,998,717
    19,000,000   LEGACY CAPITAL COMPANY##++(p)                                       0.56         09/17/2010            18,995,018
     4,000,000   LEGACY CAPITAL COMPANY##++(p)                                       0.55         09/24/2010             3,998,544
     7,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.30         09/02/2010             6,999,885
    21,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.51         09/07/2010            20,997,935
    43,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/14/2010            42,990,839
     2,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.37         09/15/2010             1,999,689
    43,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/16/2010            42,989,429
    14,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.56         09/21/2010            13,995,411
     1,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/23/2010               999,652
     3,000,000   LEXINGTON PARKER CAPITAL##++(p)                                     0.55         09/24/2010             2,998,908
    22,510,000   LIBERTY STREET FUNDING COMPANY##++(p)                               0.00         09/01/2010            22,510,000
    13,000,000   LMA AMERICAS LLC##++(p)                                             0.17         09/03/2010            12,999,812
     7,050,000   LMA AMERICAS LLC##++(p)                                             0.37         09/15/2010             7,048,903
    33,000,000   LMA AMERICAS LLC##++(p)                                             0.28         09/16/2010            32,995,875
    18,000,000   LMA AMERICAS LLC##++(p)                                             0.29         09/20/2010            17,997,150
     6,800,000   LMA AMERICAS LLC##++(p)                                             0.38         09/21/2010             6,798,489
    16,000,000   LMA AMERICAS LLC##++(p)                                             0.33         10/18/2010            15,992,898
     9,200,000   LMA AMERICAS LLC##++(p)                                             0.50         10/25/2010             9,192,962
     9,800,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS##                             0.31         10/14/2010             9,796,254
    56,500,000   MATCHPOINT MASTER TRUST##++(p)                                      0.25         09/13/2010            56,494,993
     3,900,000   MATCHPOINT MASTER TRUST##++(p)                                      0.44         10/22/2010             3,897,514
    15,900,000   MATCHPOINT MASTER TRUST##++(p)                                      0.39         11/03/2010            15,888,870
     1,600,000   MATCHPOINT MASTER TRUST##++(p)                                      0.37         11/05/2010             1,598,931
    14,000,000   MATCHPOINT MASTER TRUST##++(p)                                      0.34         11/10/2010            13,990,744
    17,600,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.25         09/08/2010            17,599,042
    10,900,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.49         10/12/2010            10,893,793
    15,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                               0.33         11/12/2010            14,990,100
    14,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/20/2010            13,997,931
    18,000,000   NATEXIS BANQUES POPULAIRES##                                        0.27         09/21/2010            17,997,200
    21,000,000   NATEXIS BANQUES POPULAIRES##                                        0.68         10/06/2010            20,985,708
    22,500,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         09/20/2010            22,493,469
    17,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         10/07/2010            16,990,990
     8,000,000   NATIONWIDE BUILDING SOCIETY##++                                     0.52         10/08/2010             7,995,642
     3,600,000   NEWPORT FUNDING CORPORATION##++(p)                                  0.43         10/21/2010             3,597,800
     1,500,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.26         09/08/2010             1,499,915
    12,100,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.51         10/12/2010            12,092,834
     8,400,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.51         10/13/2010             8,394,904
    66,907,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.28         10/19/2010            66,881,861
    58,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.29         10/25/2010            57,974,770
     2,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.37         11/03/2010             1,998,705

                  Wells Fargo Advantage Money Market Funds 129


Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$    2,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.37%        11/05/2010    $        1,998,664
     1,800,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                      0.37         11/09/2010             1,798,724
     6,000,000   OAKLAND-ALAMEDA COUNTY+/-                                           0.30         09/07/2010             6,000,000
     4,000,000   PORT OF OAKLAND CALIFORNIA+/-                                       0.31         10/14/2010             3,998,471
    11,000,000   PRUDENTIAL PLC##++                                                  0.00         09/01/2010            11,000,000
    12,000,000   PRUDENTIAL PLC##++                                                  0.28         09/22/2010            11,997,970
    26,000,000   RANGER FUNDING COMPANY LLC##++(p)                                   0.25         09/13/2010            25,997,660
    18,400,000   RBS HOLDINGS USA INCORPORATED##++                                   0.62         10/08/2010            18,388,086
    14,000,000   REGENCY MARKETS #1 LLC##++(p)                                       0.18         09/03/2010            13,999,790
    96,403,000   REGENCY MARKETS #1 LLC##++(p)                                       0.26         09/20/2010            96,389,263
    18,500,000   RHEIN-MAIN SECURITY LIMITED##++(p)                                  0.38         09/17/2010            18,496,711
    27,700,000   RHEIN-MAIN SECURITY LIMITED##++(p)                                  0.61         10/12/2010            27,680,441
    18,600,000   RHEINGOLD SECURITIZATION##++(p)                                     0.45         09/20/2010            18,595,350
    10,500,000   RHEINGOLD SECURITIZATION##++(p)                                     0.61         10/12/2010            10,492,586
    13,600,000   RHEINGOLD SECURITIZATION##++(p)                                     0.59         10/15/2010            13,590,027
     4,000,000   RHEINGOLD SECURITIZATION##++(p)                                     0.59         10/26/2010             3,996,333
    12,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.42         09/14/2010            11,998,050
     2,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.43         09/22/2010             1,999,475
     8,000,000   ROMULUS FUNDING CORPORATION##++(p)                                  0.43         09/24/2010             7,997,700
     2,700,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.26         09/08/2010             2,699,843
     9,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.26         09/21/2010             8,998,650
     4,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.26         09/22/2010             3,999,370
    14,100,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.49         10/04/2010            14,093,538
     9,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.53         10/05/2010             8,995,410
     7,700,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                    0.52         10/12/2010             7,695,352
     7,300,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.35         09/02/2010             7,300,000
     9,900,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                              0.40         09/02/2010             9,900,000
     8,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.40         09/03/2010             7,999,733
    20,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.53         09/09/2010            19,997,333
    42,000,000   SCALDIS CAPITAL LLC##++(p)                                          0.54         09/10/2010            41,993,700
    30,300,000   SCALDIS CAPITAL LLC##++(p)                                          0.56         09/28/2010            30,286,889
    18,200,000   SCALDIS CAPITAL LLC##++(p)                                          0.50         10/19/2010            18,187,624
     3,200,000   SCALDIS CAPITAL LLC##++(p)                                          0.44         10/27/2010             3,197,760
    20,000,000   SHEFFIELD RECEIVABLES CORPORATION##++(p)                            0.23         09/16/2010            19,997,917
    24,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.29         09/07/2010            23,998,660
    22,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.28         09/10/2010            21,998,268
    28,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.30         09/17/2010            27,996,080
     9,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.30         09/23/2010             8,998,295
    25,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                0.29         09/28/2010            24,994,281
    24,300,000   SOLITAIRE FUNDING LLC##++(p)                                        0.25         09/08/2010            24,298,677
    16,300,000   SOLITAIRE FUNDING LLC##++(p)                                        0.52         09/10/2010            16,297,637
    44,500,000   SOLITAIRE FUNDING LLC##++(p)                                        0.26         09/13/2010            44,495,847
     6,200,000   SOLITAIRE FUNDING LLC##++(p)                                        0.52         10/18/2010             6,195,710
     1,000,000   SOLITAIRE FUNDING LLC##++(p)                                        0.43         10/25/2010               999,340
     6,100,000   SOLITAIRE FUNDING LLC##++(p)                                        0.42         11/01/2010             6,095,555
    16,450,000   SOLITAIRE FUNDING LLC##++(p)                                        0.34         11/15/2010            16,438,348
    17,000,000   SOLITAIRE FUNDING LLC##++(p)                                        0.33         11/17/2010            16,988,001
     1,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.22         09/08/2010               999,951
     3,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.22         09/09/2010             2,999,833
    14,500,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.33         10/18/2010            14,493,564
    12,400,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.30         10/25/2010            12,394,234
    47,500,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.31         11/01/2010            47,475,049
     9,000,000   STRAIGHT-A FUNDING LLC##++(p)                                       0.29         11/02/2010             8,995,505

                  130 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL PAPER (continued)
$   15,600,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.40%        09/10/2010    $       15,598,284
     6,500,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.51         10/20/2010             6,495,399
     3,900,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.51         10/22/2010             3,897,127
    21,000,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.49         10/27/2010            20,983,667
     4,100,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.43         11/02/2010             4,096,893
     1,400,000   TASMAN FUNDING INCORPORATED##++(p)                                  0.41         11/05/2010             1,398,938
     7,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.37         09/07/2010             6,999,498
    24,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.24         09/13/2010            23,997,920
    30,452,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.31         10/06/2010            30,442,526
    17,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.51         10/13/2010            16,989,687
    12,800,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.44         12/07/2010            12,784,825
    22,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                           0.75         01/07/2011            21,941,333
    21,000,000   UBS FINANCE DELAWARE LLC##                                          0.66         11/08/2010            20,973,423
     6,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.25         09/02/2010             5,999,918
    20,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.40         09/03/2010            19,999,333
     5,000,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.38         09/08/2010             4,999,582
    60,600,000   UNICREDIT DELAWARE INCORPORATED##++                                 0.68         10/01/2010            60,564,650
    10,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.53         09/07/2010             9,998,967
    15,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.54         09/08/2010            14,998,192
     9,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.55         09/09/2010             8,998,760
     2,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.60         09/23/2010             1,999,242
    15,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                              0.61         10/12/2010            14,989,408
    23,100,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.19         09/03/2010            23,099,641
     1,600,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.24         09/13/2010             1,599,859
    12,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.24         09/14/2010            11,998,873
     7,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.24         09/15/2010             6,999,292
     4,770,000   VICTORY RECEIVABLES CORPORATION##++(p)                              0.24         09/17/2010             4,769,449
    37,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.41         11/05/2010            37,000,000
    31,700,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.39         02/03/2011            31,677,196
    31,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                  0.38         08/19/2011            31,000,000
     4,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.00         09/01/2010             4,000,000
     4,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.35         09/07/2010             3,999,727
     2,400,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.43         09/23/2010             2,399,340
     9,900,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.39         11/04/2010             9,892,960
    11,000,000   WINDMILL FUNDING CORPORATION##++(p)                                 0.36         11/09/2010            10,992,410
TOTAL COMMERCIAL PAPER (COST $4,411,418,793)                                                                         4,411,418,793
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 1.66%
ENERGY: 0.02%
OIL, GAS & CONSUMABLE FUELS: 0.02%
     2,000,000   SEARIVER MARITIME INCORPORATED(i)ss                                 0.55         10/01/2011             2,000,000
                                                                                                                ------------------
FINANCIALS: 1.43%
COMMERCIAL BANKS: 0.29%
     5,000,000   BANK OF SCOTLAND PLC+/-++                                           0.60         12/08/2010             4,995,296
    15,000,000   EKSPORTFINANS ASA+/-                                                0.35         09/22/2010            15,000,000
     7,000,000   WESTPAC BANKING CORPORATION+/-++                                    0.66         04/19/2011             7,004,911
                                                                                                                        27,000,207
                                                                                                                ------------------
CONSUMER FINANCE: 0.05%
     5,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             0.62         03/11/2011             5,003,767
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 131


Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
DIVERSIFIED FINANCIAL SERVICES: 1.20%
$    9,585,000   ACADEMY OF THE NEW CHURCH+/-ss                                      0.29%        02/01/2025    $        9,585,000
     2,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                              0.59         08/15/2011             2,003,644
     4,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                              0.59         08/15/2011             4,006,418
    56,000,000   BERKSHIRE HATHAWAY INCORPORATED+/-                                  0.39         02/10/2011            56,001,270
    33,000,000   CITIBANK NA+/-                                                      0.58         09/30/2010            33,000,000
     6,000,000   CREDIT AGRICOLE SA (LONDON)##                                       0.46         09/07/2010             5,999,470
     2,000,000   JPMORGAN CHASE & COMPANY+/-                                         0.49         05/16/2011             2,001,138
                                                                                                                       112,596,940
                                                                                                                ------------------
HEALTH CARE: 0.10%
HEALTH CARE PROVIDERS & SERVICES: 0.10%
    10,000,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED##                     0.30         09/17/2010             9,998,578
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $156,599,492)                                                                      156,599,492
                                                                                                                -----------------
MUNICIPAL BONDS & NOTES: 9.13%
ALABAMA: 0.71%
    20,800,000   LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A
                 (UTILITIES REVENUE,
                 SOCIETE GENERALE LOC)+/-ss                                          0.30         11/01/2027            20,800,000
    10,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE
                 FACILITIES SERIES A
                 (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                        0.28         02/01/2040            10,000,000
    36,203,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY
                 PROJECT SERIES 2007-A
                 (NATURAL GAS REVENUE)+/-ss                                          0.29         08/01/2027            36,203,000
                                                                                                                        67,003,000
                                                                                                                ------------------
CALIFORNIA: 2.08%
     1,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA OSHMAN FAMILY JEWISH
                 COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
                 NATIONAL BANK NA LOC)+/-ss                                          0.23         06/01/2037             1,000,000
     2,000,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT
                 SERIES A (IDR, KBC BANK NV LOC)+/-ss                                0.30         12/01/2028             2,000,000
     9,000,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE
                 GENERALE LOC)+/-ss                                                  0.26         05/01/2040             9,000,000
     3,000,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A
                 (HOUSING REVENUE,
                 FORTIS BANQUE LOC)+/-ss                                             0.28         08/01/2036             3,000,000
     3,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L
                 (HCFR, CITIBANK NA LOC)+/-ss                                        0.25         07/01/2033             3,000,000
     9,700,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES B
                 (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                 0.28         11/01/2026             9,700,000
     2,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C
                 (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                 0.25         11/01/2026             2,000,000
    10,340,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C-7 (ELECTRIC REVENUE, AGM INSURED)+/-ss                            0.30         05/01/2022            10,340,000
     9,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C1 (POWER REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.28         05/01/2022             9,000,000
    10,585,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C13 (UTILITIES REVENUE,
                 FIRST SECURITY BANK LOC)+/-ss                                       0.31         05/01/2022            10,585,000
     3,920,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                 C9 (ELECTRIC REVENUE,
                 CITIBANK NA LOC)+/-ss                                               0.23         05/01/2022             3,920,000
     8,000,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11
                 (POWER REVENUE, KBC BANK NV LOC)+/-ss                               0.27         05/01/2022             8,000,000
    23,000,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.26         05/01/2040            23,000,000
     2,000,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER
                 REVENUE, KBC BANK NV LOC)+/-ss                                      0.29         05/01/2040             2,000,000
    20,800,000   CITY OF NEWPORT BEACH CA (HOSPITAL REVENUE, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.24         12/01/2040            20,800,000
     4,000,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER
                 AGENCY SERIES A (LEASE REVENUE,
                 DEXIA CREDIT SA LOC)+/-ss                                           0.29         03/01/2036             4,000,000
     5,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B
                 (HCFR, BANK OF AMERICA NA LOC)+/-ss                                 0.28         12/01/2037             5,000,000
     7,000,000   LOS ANGELES CA WASTEWATER SYSTEMS (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         06/01/2028             7,000,000
     4,515,000   LOS ANGELES CA WASTEWATER SYSTEMS SUB SERIES F-2
                 (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.30         06/01/2032             4,515,000
     5,000,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D
                 (HCFR, BANK OF AMERICA NA LOC)+/-ss                                 0.24         12/01/2040             5,000,000
    11,000,000   NEWPORT BEACH CA REVENUE (HEALTH & HOSPITAL
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.26         12/01/2040            11,000,000

                  132 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CALIFORNIA (continued)
$    5,000,000   ORANGE COUNTY CA COP SANITATION DISTRICT SERIES A
                 (LEASE REVENUE)+/-ss                                                0.25%        08/01/2029    $        5,000,000
     5,000,000   ORANGE COUNTY CA COP SANITATION DISTRICTS SERIES B
                 (LEASE REVENUE)+/-ss                                                0.25         08/01/2030             5,000,000
     3,000,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK
                 OF NEW YORK LOC)+/-ss                                               0.27         02/01/2035             3,000,000
    16,426,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION
                 COMMUNITY LIMITED TAX SERIES C
                 (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)+/-ss                                                           0.28         04/01/2038            16,426,000
    1,000,000    SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
                 AGENCY (OTHER REVENUE)+/-++ss                                       0.31         11/01/2041             1,000,000
    11,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND
                 SERIES F (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26         06/01/2034            11,000,000
                                                                                                                       195,286,000
                                                                                                                ------------------
COLORADO: 0.79%
    14,610,500   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
                 (HOUSING REVENUE,
                 GO OF AUTHORITY INSURED)+/-ss                                       0.40         10/01/2038            14,610,500
    19,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE
                 MULTIFAMILY PROJECT B II
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.29         05/01/2049            19,990,000
    40,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                 SERIES A (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                   0.38         12/15/2037            40,000,000
                                                                                                                        74,600,500
                                                                                                                ------------------
CONNECTICUT: 0.11%
    10,000,000   CONNECTICUT STATE SERIES A1 (PROPERTY TAX REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                              0.28         03/01/2023            10,000,000
                                                                                                                ------------------
DELAWARE: 0.10%
     3,000,000   DELAWARE ECONOMIC DEVELOPMENT AGENCY CLEAN POWER
                 PROJECT SERIES 1997-D
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.31         08/01/2029             3,000,000
     6,000,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY
                 (RESOURCE RECOVERY REVENUE)+/-ss                                    0.30         08/01/2029             6,000,000
                                                                                                                         9,000,000
                                                                                                                ------------------
DISTRICT OF COLUMBIA: 0.18%
     3,000,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2
                 (RECREATIONAL FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         02/01/2036             3,000,000
     1,000,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY
                 (MISCELLANEOUS REVENUE,
                 PNC BANK NA LOC)+/-ss                                               0.26         04/01/2038             1,000,000
    13,000,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY
                 SUBSERIES D-1 (AIRPORT REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.27         10/01/2039            13,000,000
                                                                                                                        17,000,000
                                                                                                                ------------------
FLORIDA: 0.10%
     9,500,000   LEE MEMORIAL HEALTH SYSTEM SERIES B (HCFR, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.25         04/01/2033             9,500,000
                                                                                                                ------------------
ILLINOIS: 0.23%
     3,600,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST
                 CORPORATION LOC)+/-ss                                               0.26         11/01/2030             3,600,000
     6,400,000   COOK COUNTY IL SERIES D-1(OTHER REVENUE, HARRIS
                 TRUST SAVINGS BANK LOC)+/-ss                                        0.26         11/01/2030             6,400,000
    11,748,000   ILLINOIS FINANCE AUTHORITY (COLLEGE & UNIVERSITY
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.25         07/01/2038            11,748,000
                                                                                                                        21,748,000
                                                                                                                ------------------
INDIANA: 0.13%
     9,000,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT
                 INDIANAPOLIS AIRPORT AUTHORITY PROJECT
                 SERIES 2008-C-1 (OTHER REVENUE, FSA INSURED)+/-ss                   0.31         01/01/2037             9,000,000
     3,000,000   RICHMOND IN REID HOSPITAL & HEALTH CARE SERVICES
                 INCORPORATED HOSPITAL AUTHORITY
                 HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
                 SECURITY BANK LOC)+/-ss                                             0.28         01/01/2040             3,000,000
                                                                                                                        12,000,000
                                                                                                                ------------------
IOWA: 0.17%
    16,305,000   IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE,
                 GNMA INSURED)+/-ss                                                  0.26         01/01/2039            16,305,000
                                                                                                                ------------------

                  Wells Fargo Advantage Money Market Funds 133


Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MARYLAND: 0.09%
$    4,840,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING
                 FACILITIES REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.26%        07/01/2032    $        4,840,000
     4,000,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY
                 DEVELOPMENT SERIES 2007-J
                 (HOUSING REVENUE)+/-ss                                              0.32         09/01/2031             4,000,000
                                                                                                                         8,840,000
                                                                                                                ------------------
MASSACHUSETTS: 0.62%
    11,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES
                 AUTHORITY (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.27         10/01/2034            11,000,000
    10,000,000   MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION
                 SERIES A6 (TOLL REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.28         01/01/2029            10,000,000
    8,000,000    MASSACHUSETTS STATE DEPARTMENT OF TRANSPORTATION
                 SERIES A7 (TOLL REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.31         01/01/2039             8,000,000
    21,000,000   MASSACHUSETTS STATE HEFA SERIES N-3 (HCFR, JPMORGAN
                 CHASE BANK NA LOC)+/-ss                                             0.26         10/01/2048            21,000,000
    8,435,000    MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E
                 (WATER REVENUE, GO OF AUTHORITY)+/-ss                               0.27         08/01/2037             8,435,000
                                                                                                                        58,435,000
                                                                                                                ------------------
MICHIGAN: 0.03%
     1,260,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT
                 REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.30         12/01/2016             1,260,000
     2,000,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT
                 REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                       0.35         05/01/2020             2,000,000
                                                                                                                         3,260,000
                                                                                                                ------------------
MINNESOTA: 0.21%
     8,735,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E
                 (HOUSING REVENUE,
                 GO OF AUTHORITY)+/-ss                                               0.29         07/01/2038             8,735,000
    10,960,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T
                 (HOUSING REVENUE,
                 GO OF AUTHORITY)+/-ss                                               0.29         07/01/2048            10,960,000
                                                                                                                        19,695,000
                                                                                                                ------------------
MISSISSIPPI: 0.20%
    18,935,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.26         11/01/2028            18,934,209
                                                                                                                ------------------
NEW HAMPSHIRE: 0.04%
     4,000,000   NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK OBLIGATION A
                 (HCFR, AGM INSURED)+/-ss                                            0.36         08/01/2031             4,000,000
                                                                                                                ------------------
NEW JERSEY: 0.63%
     6,970,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER
                 REVENUE, AGC-ICC INSURED)+/-ss                                      0.47         09/01/2022             6,970,000
     9,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY SCHOOL
                 FACILITIES RB SERIES R-1
                 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                       0.26         09/01/2031             9,000,000
    17,000,000   NEW JERSEY HEALTH CARE FACILITIES (HCFR, BANK OF
                 AMERICA NA LOC)+/-ss                                                0.31         07/01/2041            17,000,000
    20,000,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY
                 (HOUSING REVENUE,
                 DEXIA CREDIT LOCAL LOC)+/-ss                                        0.37         11/01/2046            20,000,000
     6,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS
                 ROAD REVENUE, NATL-RE INSURED,
                 SOCIETE GENERALE LOC)+/-ss                                          0.32         01/01/2018             6,000,000
                                                                                                                        58,970,000
                                                                                                                ------------------
NEW YORK: 0.89%
    26,998,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
                 SUBSERIES B-1
                 (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss               0.27         06/15/2024            26,998,000
     3,000,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 142
                 (HOUSING REVENUE)+/-ss                                              0.32         10/01/2037             3,000,000
     5,000,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                 (TRANSPORTATION REVENUE,
                 FIRST SECURITY BANK LOC)+/-++ss                                     0.32         11/15/2025             5,000,000

                  134 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW YORK (continued)
$    1,450,000   NEW YORK MORTGAGE AGENCY HOMEOWNER RB SERIES 135
                 (HOUSING REVENUE)+/-ss                                              0.32%        04/01/2037    $        1,450,000
     4,000,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION
                 (HOUSING REVENUE,
                 CITIBANK NA LOC)+/-ss                                               0.31         01/01/2036             4,000,000
    21,675,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY
                 SERIES 3 SUBSERIES 3C
                 (SALES TAX REVENUE)+/-ss                                            0.38         11/01/2022            21,675,000
     6,000,000   NEW YORK NY SERIES E-2 (PROPERTY TAX REVENUE, BANK
                 OF AMERICA NA LOC)+/-ss                                             0.25         08/01/2034             6,000,000
     3,200,000   NEW YORK NY SUBSERIES C-3 (PROPERTY TAX REVENUE,
                 BNP PARIBAS LOC)+/-ss                                               0.26         08/01/2020             3,200,000
     5,000,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE BNP
                 PARIBAS LOC)+/-ss                                                   0.27         08/01/2020             5,000,000
     2,000,000   NEW YORK STATE HOUSING FINANCE AGENCY VICTORY
                 HOUSING SERIES 2004-A
                 (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.28         11/01/2033             2,000,000
     2,000,000   NEW YORK STATE MORTGAGE AGENCY HOMEOWNER MORTGAGE
                 SERIES 132
                 (HOUSING REVENUE)+/-ss                                              0.31         04/01/2037             2,000,000
     3,000,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY SERIES A
                 (HIGHWAY REVENUE,
                 GO OF AUTHORITY INSURED)+/-ss                                       0.32         11/01/2035             3,000,000
                                                                                                                        83,323,000
                                                                                                                ------------------
OREGON: 0.04%
     4,000,000   OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT
                 SERIES EC (HOUSING REVENUE)+/-ss                                    0.32         07/01/2038             4,000,000
                                                                                                                ------------------
OTHER: 0.02%
     2,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202
                 (PROPERTY TAX REVENUE,
                 FGIC INSURED)+/-ss                                                  0.55         01/01/2030             2,000,000
                                                                                                                ------------------
PENNSYLVANIA: 0.58%
    34,000,000   DELAWARE RIVER PORT AUTHORITY (HIGHWAY REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.31         01/01/2026            34,000,000
     9,400,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH
                 SYSTEM LANCASTER GENERAL HOSPITAL
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.29         07/01/2041             9,400,000
     5,000,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 85C
                 (SFMR, FNMA INSURED)+/-ss                                           0.29         10/01/2035             5,000,000
     3,000,000   PHILADELPHIA PA SCHOOL DISTRICT (GO - LOCAL, BANK
                 OF AMERICA LOC)+/-ss                                                0.31         09/01/2030             3,000,000
     3,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2
                 (PROPERTY TAX REVENUE,
                 STATE AID WITHHOLDING)+/-ss                                         0.31         09/01/2030             3,000,000
                                                                                                                        54,400,000
                                                                                                                ------------------
SOUTH DAKOTA: 0.15%
     3,000,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR,
                 FNMA INSURED)+/-ss                                                  0.30         05/01/2037             3,000,000
    10,725,000   SOUTH DAKOTA STATE HEFA AVERA HEALTH SUBSERIES A1
                 (OTHER REVENUE,
                 US BANK NA LOC)+/-ss                                                0.30         07/01/2038            10,725,000
                                                                                                                        13,725,000
                                                                                                                ------------------
TENNESSEE: 0.14%
     5,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE
                 MUNICIPAL BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.27         11/01/2035             5,000,000
     8,140,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY RB
                 TENNESSEE COUNTY LOAN POOL
                 SERIES 2008 (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                           0.25         07/01/2038             8,140,000
                                                                                                                        13,140,000
                                                                                                                ------------------
TEXAS: 0.48%
    10,000,000   AUSTIN TX AIRPORT SYSTEM REVENUE (AIRPORT & MARINA
                 REVENUE, FSA INSURED)+/-ss                                          0.36         11/15/2025            10,000,000
     5,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION HERMAN HEALTH
                 (RECREATIONAL REVENUE, JPMORGAN CHASE BANK NA LOC)+/-ss             0.26         06/01/2038             5,000,000
     5,950,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES
                 FINANCE CORPORATION YMCA GREATER
                 HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED
                 IRISH BANK LOC)+/-ss                                                1.00         06/01/2038             5,950,000
     3,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION (OTHER
                 REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.33         04/01/2022             3,000,000

                  Wells Fargo Advantage Money Market Funds 135


Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TEXAS (continued)
$    7,000,000   NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE, JPMORGAN
                 CHASE BANK LOC)+/-ss                                                0.27%        01/01/2049    $        7,000,000
     8,500,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FALICITIES
                 MOTIVA ENTERPRISES A (IDR)+/-ss                                     0.25         04/01/2040             8,500,000
     3,000,000   STATE OF TEXAS (MISCELLANEOUS REVENUE, DEXIA CREDIT LOCAL
                 DE FRANCE LOC)+/-ss                                                 0.40         12/01/2038             3,000,000
     3,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                 (OTHER REVENUE,
                 NATIONAL AUSTRALIAN BANK NA LOC)+/-ss                               0.29         06/01/2045             3,000,000
                                                                                                                        45,450,000
                                                                                                                ------------------
WASHINGTON: 0.18%
     1,954,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                 0.31         07/01/2035             1,954,000
     8,900,000   METROPOLITAN WASHINGTON AIRPORTS AUTHORITY SUBSERIES D-2
                 (AIRPORT REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                        0.25         10/01/2039             8,900,000
     6,000,000   PORT TACOMA WA (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss         0.25         12/01/2044             6,000,000
                                                                                                                        16,854,000
                                                                                                                ------------------
WISCONSIN: 0.23%
     3,000,000   WISCONSIN HOUSING & Economic Development (Housing Revenue,
                 FNMA LOC)+/-ss                                                      0.35         09/01/2035             3,000,000
    18,700,000   WISCONSIN STATE HEFA (COLLEGE & University Revenue, US Bank
                 NA LOC)+/-ss                                                        0.25         12/01/2033            18,700,000
                                                                                                                        21,700,000
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $859,168,709)                                                                      859,168,709
                                                                                                                ------------------
REPURCHASE AGREEMENTS (Z): 19.32%
    10,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY
                 VALUE $10,000,092 (1)                                               0.33         09/01/2010            10,000,000
   300,811,195   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY
                 VALUE $300,813,200 (2)                                              0.24         09/01/2010           300,811,195
    99,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY
                 VALUE $99,000,715 (3)                                               0.26         09/01/2010            99,000,000
    68,000,000   BNP PARIBAS SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $68,000,472 (4)                                                     0.25         09/01/2010            68,000,000
   228,000,000   BNP PARIBUS SECURITIES CORPORATION, DATED 08/31/2010,
                 MATURITY VALUE $228,001,520 (5)                                     0.24         09/01/2010           228,000,000
    57,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/31/2010, MATURITY VALUE
                 $57,000,412 (6)                                                     0.26         09/01/2010            57,000,000
   114,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010, MATURITY
                 VALUE $114,000,760 (7)                                              0.24         09/01/2010           114,000,000
   257,050,000   DEUTSCHE BANK SECURITIES DATED 08/31/2010, MATURITY VALUE
                 $257,051,785 (8)                                                    0.25         09/01/2010           257,050,000
    44,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $44,000,293 (9)                                                     0.24         09/01/2010            44,000,000
    29,000,000   HSBC SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $29,000,193 (10)                                                    0.24         09/01/2010            29,000,000
   114,000,000   JPMORGAN SECURITIES DATED 08/31/2010, MATURITY VALUE
                 $114,000,792 (11)                                                   0.25         09/01/2010           114,000,000
   171,000,000   RBS SECURITIES INCORPORATED DATED 08/31/2010, MATURITY
                 VALUE $171,001,235 (12)                                             0.26         09/01/2010           171,000,000
   146,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010, MATURITY
                 VALUE $146,000,973 (13)                                             0.24         09/01/2010           146,000,000
   180,000,000   SOCIETE GENERALE (NEW YORK), DATED 08/31/2010, MATURITY
                 VALUE $180,001,250 (14)                                             0.25         09/01/2010           180,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,817,861,195)                                                                    1,817,861,195
                                                                                                                ------------------
SECURED MASTER NOTE AGREEMENT: 2.38%
   171,509,000   BANK OF AMERICA SECURITIES LLC+/-ss                                 0.38         09/09/2034           171,509,000
    53,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                     0.52         01/19/2011            53,000,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $224,509,000)                                                                224,509,000
                                                                                                                ------------------
TIME DEPOSITS: 8.72%
    15,000,000   ALLIED IRISH BANKS PLC                                              0.65         09/03/2010            15,000,000
    50,000,000   BANK OF IRELAND                                                     0.50         09/01/2010            50,000,000
    48,000,000   BANK OF IRELAND                                                     0.65         09/02/2010            48,000,000
    66,000,000   CITIBANK NA NASSAU                                                  0.22         09/01/2010            66,000,000
    98,000,000   CREDIT AGRICOLE                                                     0.25         09/01/2010            98,000,000
    75,000,000   DANSKE BANK AS COPENHAGEN                                           0.26         09/02/2010            75,000,000
    36,000,000   DEXIA BANK GRAND CAYMAN                                             0.42         09/01/2010            36,000,000
    25,000,000   GROUPE BPCE                                                         0.26         09/01/2010            25,000,000

                  136 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                   INTEREST
   PRINCIPAL     SECURITY NAME                                                       RATE       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TIME DEPOSITS (continued)
$   52,000,000   HSBC BANK PLC                                                       0.23%        09/01/2010    $       52,000,000
   140,000,000   KBC BANK NV BRUSSELS                                                0.20         09/01/2010           140,000,000
    77,000,000   NATIXIS CAYMAN ISLANDS                                              0.26         09/01/2010            77,000,000
    76,000,000   SOCIETE GENERALE PARIS                                              0.23         09/01/2010            76,000,000
    63,000,000   US BANK NA CAYMAN ISLANDS                                           0.20         09/01/2010            63,000,000
TOTAL TIME DEPOSITS (COST $821,000,000)                                                                                821,000,000
                                                                                                                ------------------
US TREASURY SECURITIES: 0.96%
US TREASURY BILLS: 0.96%
    90,000,000   US TREASURY BILL##                                                  0.22         11/18/2010            89,956,891
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $89,956,891)                                                                         89,956,891
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $9,507,469,091)*                                               101.03%                                         9,507,469,091
OTHER ASSETS AND LIABILITIES, NET                                     (1.03)                                           (96,794,598)
                                                                     ------                                     ------------------
TOTAL NET ASSETS                                                     100.00%                                    $    9,410,674,493
                                                                     ------                                     ------------------

----------
+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

(p)  Asset-backed commercial paper.

(i)  Illiquid security.

(z)  Collateralized by:

(1) Commercial papers, 0.00%, 9/20/2010 to 11/17/2010, market value is $10,200,000.

(2)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $306,827,421.

(3)  U.S. government securities, 0.00% to 5.25%, 9/1/2010 to 9/28/2029, market value including accrued interest is $100,980,002.

(4)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $70,040,000.

(5)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $232,560,002.

(6)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $58,710,000.

(7)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $116,280,777.

(8)  U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $264,761,500.

(9)  U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $44,880,032.

(10) U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $29,580,060.

(11) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $117,420,215.

(12) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $176,130,342.

(13) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $148,920,162.

(14) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $185,400,000.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 137


Portfolio of Investments--August 31, 2010 (Unaudited)

TREASURY PLUS MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
US TREASURY SECURITIES: 0.28%
US TREASURY BILLS: 0.28%
$   30,000,000   US TREASURY BILL#                                                   0.19%        09/02/2010    $       29,999,842
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $29,999,842)                                                                         29,999,842
                                                                                                                ------------------
REPURCHASE AGREEMENTS (Z): 99.74%
   125,000,000   BANK OF AMERICA SECURITIES LLC, DATED 08/31/2010, MATURITY
                 VALUE $125,000,799 (1)                                              0.23         09/01/2010           125,000,000
   500,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/27/2010, MATURITY
                 VALUE $500,020,417 (2)                                              0.22         09/03/2010           500,000,000
 1,114,500,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY
                 VALUE $1,114,507,430 (3)                                            0.24         09/01/2010         1,114,500,000
   910,000,000   BNP PARIBUS SECURITIES CORPORATION, DATED 08/31/2010,
                 MATURITY VALUE $910,006,067 (4)                                     0.24         09/01/2010           910,000,000
   500,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/26/2010, MATURITY
                 VALUE $500,021,389 (5)                                              0.22         09/02/2010           500,000,000
 1,000,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010, MATURITY
                 VALUE $1,000,006,667 (6)                                            0.24         09/01/2010         1,000,000,000
 1,150,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY
                 VALUE $1,150,007,667 (7)                                            0.24         09/01/2010         1,150,000,000
   100,000,000   GOLDMAN SACHS & COMPANY, DATED 08/31/2010, MATURITY
                 VALUE $100,000,333 (8)                                              0.12         09/01/2010           100,000,000
 1,000,000,000   HSBC SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $1,000,006,667 (9)                                                  0.24         09/01/2010         1,000,000,000
 1,000,000,000   JPMORGAN SECURITIES, DATED 08/31/2010, MATURITY VALUE
                 $1,000,006,667 (10)                                                 0.24         09/01/2010         1,000,000,000
   500,000,000   MORGAN STANLEY & COMPANY, DATED 08/25/2010, MATURITY
                 VALUE $500,020,417 (11)                                             0.21         09/01/2010           500,000,000
   150,000,000   MORGAN STANLEY & COMPANY, DATED 08/31/2010, MATURITY
                 VALUE $150,000,917 (12)                                             0.22         09/01/2010           150,000,000
   700,000,000   RBC CAPITAL MARKETS, DATED 08/31/2010, MATURITY
                 VALUE $700,004,667 (13)                                             0.24         09/01/2010           700,000,000
   835,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010, MATURITY
                 VALUE $835,005,567 (14)                                             0.24         09/01/2010           835,000,000
 1,000,000,000   SOCIETE GENERALE NY, DATED 08/31/2010, MATURITY VALUE
                 $1,000,006,667 (15)                                                 0.24         09/01/2010         1,000,000,000
   200,000,000   UBS SECURITIES LLC, DATED 08/31/2010, MATURITY VALUE
                 $200,001,333 (16)                                                   0.24         09/01/2010           200,000,000
TOTAL REPURCHASE AGREEMENTS (COST $10,784,500,000)                                                                  10,784,500,000
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $10,814,499,842)*                                             100.02%                                      10,814,499,842
OTHER ASSETS AND LIABILITIES, NET                                       (0.02)                                          (2,311,844)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $   10,812,187,998
                                                                       ------                                   ------------------

----------
#    Zero coupon security. Rate represents yield to maturity.

(z)  Collateralized by:

(1) U.S. government security, 3.75%, 11/15/2018, market value including accrued interest is $127,500,032.

(2)  U.S. government securities, 0.00% to 2.50%, 4/15/2015 to 1/15/2029, market value including accrued interest is $510,000,000.

(3)  U.S. government securities, 1.625% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $1,136,790,009.

(4)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $928,200,009.

(5)  U.S. government securities, 0.875% to 4.25%, 12/31/2010 to 2/15/2040, market value including accrued interest is $510,000,087.

(6)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $1,020,006,820.

(7)  U.S. government securities, 0.00% to 8.875%, 9/2/2010 to 8/15/2040, market value including accrued interest is $1,173,000,069.

(8)  U.S. government securities, 4.50% to 7.00%, 4/30/2012 to 8/15/2022, market value including accrued interest is $102,000,079.

(9)  U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $1,020,002,073.

(10) U.S. government securities, 1.125% to 4.375%, 12/15/2012 to 11/15/2039, market value including accrued interest is $1,020,002,471.

(11) U.S. government securities, 1.875% to 2.375%, 7/15/2019 to 1/15/2025, market value including accrued interest is $510,000,053.

(12) U.S. government securities, 7.625% to 8.125%, 8/15/2010 to 11/15/2022, market value including accrued interest is $153,000,146.

(13) U.S. government securities, 0.875% to 7.25%, 5/31/2011 to 2/15/2023, market value including accrued interest is $714,000,046.

(14) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $851,700,926.

(15) U.S. government securities, 1.00% to 3.625%, 7/15/2014 to 4/15/2028, market value including accrued interest is $1,020,000,060.

(16) U.S. government securities, 0.00% to 11.25%, 11/15/2010 to 5/15/2020, market value including accrued interest is $204,003,603.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  138 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2010 (Unaudited)

100% TREASURY MONEY MARKET FUND

   PRINCIPAL     SECURITY NAME                                                      YIELD       MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
US TREASURY SECURITIES: 105.96%
US TREASURY BILLS: 105.96%
  $572,285,000   US TREASURY BILL#                                                   0.08%        09/02/2010    $      572,282,499
   607,475,000   US TREASURY BILL#                                                   0.12         09/09/2010           607,456,957
   557,535,000   US TREASURY BILL#                                                   0.15         09/16/2010           557,498,873
   567,248,000   US TREASURY BILL#                                                   0.12         09/23/2010           567,203,984
   306,355,000   US TREASURY BILL#                                                   0.14         09/30/2010           306,318,277
   567,245,000   US TREASURY BILL#                                                   0.16         10/07/2010           567,151,807
   656,205,000   US TREASURY BILL#                                                   0.15         10/14/2010           656,085,239
   707,505,000   US TREASURY BILL#                                                   0.15         10/21/2010           707,354,096
   635,500,000   US TREASURY BILL#                                                   0.17         10/28/2010           635,324,693
   687,525,000   US TREASURY BILL#                                                   0.16         11/04/2010           687,327,501
   642,225,000   US TREASURY BILL#                                                   0.16         11/12/2010           642,014,233
   686,910,000   US TREASURY BILL#                                                   0.16         11/18/2010           686,671,932
   706,135,000   US TREASURY BILL#                                                   0.15         11/26/2010           705,878,982
   580,000,000   US TREASURY BILL#                                                   0.16         12/02/2010           579,765,439
    90,000,000   US TREASURY BILL#                                                   0.21         12/09/2010            89,946,788
    90,000,000   US TREASURY BILL#                                                   0.21         01/06/2011            89,933,325
    85,000,000   US TREASURY BILL#                                                   0.20         01/13/2011            84,936,722
    60,000,000   US TREASURY BILL#                                                   0.20         01/27/2011            59,950,667
    80,000,000   US TREASURY BILL#                                                   0.20         02/03/2011            79,931,113
TOTAL US TREASURY SECURITIES (COST $8,883,033,127)                                                                   8,883,033,127
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $8,883,033,127)*                                              105.96%                                       8,883,033,127
OTHER ASSETS AND LIABILITIES, NET                                       (5.96)                                        (499,292,734)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $    8,383,740,393
                                                                       ------                                   ------------------

----------
#    Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  140 Wells Fargo Advantage Money Market Funds


               Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                               California Municipal   Cash Investment
                                                                    Money Market        Money Market
                                                                       Fund                Fund
                                                               --------------------   ---------------
ASSETS
   Investments
      In unaffiliated securities, at amortized cost ........      $3,040,402,930      $15,130,505,577
      In repurchase agreements, at amortized cost ..........                   0        3,089,100,000
                                                                  --------------      ---------------
   Total investments, at amortized cost ....................       3,040,402,930       18,219,605,577
   Cash ....................................................              85,472              100,635
   Receivable for securities sold ..........................           2,315,000            4,570,000
   Receivable for Fund shares sold .........................             152,125              281,023
   Receivable for interest .................................             994,082            2,998,428
   Receivable from investment advisor ......................             446,855                    0
   Prepaid expenses and other assets .......................                   0              127,860
                                                                  --------------      ---------------
Total assets ...............................................       3,044,396,464       18,227,683,523
                                                                  --------------      ---------------
LIABILITIES
   Dividends payable .......................................              38,626              938,548
   Payable for investments purchased .......................           7,766,567          221,182,318
   Payable for Fund shares redeemed ........................              40,773              541,361
   Advisory fee payable ....................................                   0              714,094
   Distribution fees payable ...............................             130,501                    0
   Shareholder servicing fees payable ......................             518,075              794,857
   Due to other related parties ............................             626,317            1,719,760
   Professional fees payable ...............................              17,732               20,663
   Accrued expenses and other liabilities ..................              36,102              545,656
                                                                  --------------      ---------------
Total liabilities ..........................................           9,174,693          226,457,257
                                                                  --------------      ---------------
TOTAL NET ASSETS ...........................................      $3,035,221,771      $18,001,226,266
                                                                  --------------      ---------------
NET ASSETS CONSIST OF
   Paid-in capital .........................................      $3,035,227,683      $18,001,174,115
   Undistributed (overdistributed) net investment income ...              (1,037)              (6,470)
   Accumulated net realized gains (losses) on investments ..              (4,875)              58,621
                                                                  --------------      ---------------
TOTAL NET ASSETS ...........................................      $3,035,221,771      $18,001,226,266
                                                                  --------------      ---------------
COMPUTATION OF NET ASSET VALUE PRICE PER SHARE(1)
   Net assets - Class A ....................................      $1,667,023,715                   NA
   Shares outstanding - Class A ............................       1,666,923,095                   NA
   Net asset value per share - Class A .....................      $         1.00                   NA
   Net assets - Class B ....................................                  NA                   NA
   Shares outstanding - Class B ............................                  NA                   NA
   Net asset value per share - Class B .....................                  NA                   NA
   Net assets - Class C ....................................                  NA                   NA
   Shares outstanding - Class C ............................                  NA                   NA
   Net asset value per share - Class C .....................                  NA                   NA
   Net assets - Administrator Class ........................      $      100,011      $   838,590,852
   Shares outstanding - Administrator Class ................             100,011          838,669,867
   Net asset value per share - Administrator Class .........      $         1.00      $          1.00
   Net assets - Daily Class ................................                  NA                   NA
   Shares outstanding - Daily Class ........................                  NA                   NA
   Net asset value per share - Daily Class .................                  NA                   NA
   Net assets - Institutional Class ........................      $  639,147,319      $ 8,528,143,369
   Shares outstanding - Institutional Class ................         639,168,034        8,528,112,445
   Net asset value per share - Institutional Class .........      $         1.00      $          1.00
   Net assets - Investor Class .............................                  NA                   NA
   Shares outstanding - Investor Class .....................                  NA                   NA
   Net asset value per share - Investor Class ..............                  NA                   NA
   Net assets - Select Class ...............................                  NA      $ 5,184,298,291
   Shares outstanding - Select Class .......................                  NA        5,184,018,289
   Net asset value per share - Select Class ................                  NA      $          1.00
   Net assets - Service Class ..............................      $  302,926,313      $ 3,450,193,754
   Shares outstanding - Service Class ......................         302,969,785        3,450,841,587
   Net asset value per share - Service Class ...............      $         1.00      $          1.00
   Net assets - Sweep Class ................................         426,024,413                   NA
   Shares outstanding - Sweep Class ........................         426,073,982                   NA
   Net asset value per share - Sweep Class .................      $         1.00                   NA

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 141


Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

   Government         Heritage                        Municipal Cash    National Tax-Free   Prime Investment
  Money Market      Money Market     Money Market    Management Money      Money Market       Money Market
     Fund               Fund             Fund           Market Fund           Fund                Fund
---------------   ---------------   --------------   ----------------   -----------------   ----------------


$15,903,011,968   $32,442,517,115   $8,405,113,823   $4,611,201,973     $5,062,459,688       $7,689,607,896
 14,007,300,000     9,183,350,000    1,117,618,403                0                  0        1,817,861,195
---------------   ---------------   --------------   --------------     --------------       --------------
 29,910,311,968    41,625,867,115    9,522,732,226    4,611,201,973      5,062,459,688        9,507,469,091
        150,995            57,399                0          149,130             81,661               26,581
              0         3,545,000        2,300,000       31,872,311         13,036,080            2,030,000
         67,656         1,088,893        1,118,402           83,558             28,390                    0
     15,555,883         4,286,128        1,500,840        4,423,592          2,641,007              991,531
              0                 0        1,595,729                0            116,986                    0
              0           369,580          262,494           59,918             78,748               70,031
---------------   ---------------   --------------   --------------     --------------       --------------
 29,926,086,502    41,635,214,115    9,529,509,691    4,647,790,482      5,078,442,560        9,510,587,234
---------------   ---------------   --------------   --------------     --------------       --------------

        695,336         3,737,128           20,078          374,109            156,883            1,004,113
    514,150,271       513,598,498       79,597,327       12,030,926         19,270,000           97,004,263
        266,065         2,078,085        2,832,966           75,424            335,230                    0
        440,925         2,070,828                0           73,076                  0              321,649
         47,951                 0          828,113            8,455                 30                    0
      1,336,919           376,146        1,909,426          105,474            449,410              242,634
      3,161,271         3,386,577        2,033,133          583,665            708,543            1,061,975
         54,757           113,023           46,482           98,969             12,351               18,803
      1,102,049         1,127,834        2,052,068          334,482            215,944              259,304
---------------   ---------------   --------------   --------------     --------------       --------------
    521,255,544       526,488,119       89,319,593       13,684,580         21,148,391           99,912,741
---------------   ---------------   --------------   --------------     --------------       --------------
$29,404,830,958   $41,108,725,996   $9,440,190,098   $4,634,105,902     $5,057,294,169       $9,410,674,493
---------------   ---------------   --------------   --------------     --------------       --------------

$29,404,976,022   $41,108,479,345   $9,453,958,708   $4,634,559,522     $5,057,207,550       $9,410,595,163
         31,015             4,472              673           83,350                 15                1,278
       (176,079)          242,179      (13,769,283)        (536,970)            86,604               78,052
---------------   ---------------   --------------   --------------     --------------       --------------
$29,404,830,958   $41,108,725,996   $9,440,190,098   $4,634,105,902     $5,057,294,169       $9,410,674,493
---------------   ---------------   --------------   --------------     --------------       --------------

$ 1,209,065,915                NA   $5,459,220,980               NA     $  957,078,929                   NA
  1,209,112,672                NA    5,469,458,770               NA        957,050,984                   NA
$          1.00                NA   $         1.00               NA     $         1.00                   NA
             NA                NA   $  550,051,762               NA                 NA                   NA
             NA                NA      551,235,155               NA                 NA                   NA
             NA                NA   $         1.00               NA                 NA                   NA
             NA                NA   $   25,568,704               NA                 NA                   NA
             NA                NA       25,564,577               NA                 NA                   NA
             NA                NA   $         1.00               NA                 NA                   NA
$   513,816,156   $ 1,168,343,054               NA   $      100,009     $  391,091,132                   NA
    513,807,474     1,168,302,531               NA          100,007        391,042,697                   NA
$          1.00   $          1.00               NA   $         1.00     $         1.00                   NA
             NA                NA   $2,036,522,422               NA                 NA                   NA
             NA                NA    2,036,638,834               NA                 NA                   NA
             NA                NA   $         1.00               NA                 NA                   NA
$22,694,016,896   $13,162,807,587               NA   $4,102,853,864     $2,719,476,435       $8,633,701,397
 22,694,387,549    13,165,240,056               NA    4,103,348,710      2,719,469,584        8,633,637,987
$          1.00   $          1.00               NA   $         1.00     $         1.00       $         1.00
             NA                NA   $  700,741,492               NA                 NA                   NA
             NA                NA      702,209,328               NA                 NA                   NA
             NA                NA   $         1.00               NA                 NA                   NA
             NA   $25,468,907,666               NA               NA                 NA                   NA
             NA    25,468,834,339               NA               NA                 NA                   NA
             NA   $          1.00               NA               NA                 NA                   NA
$ 4,821,223,529   $ 1,308,667,689   $  668,084,738   $  531,152,029     $  989,547,671       $  776,973,096
  4,821,250,340     1,308,678,823      667,909,229      531,107,797        989,342,356          776,964,638
$          1.00   $          1.00   $         1.00   $         1.00     $         1.00       $         1.00
$   166,708,462                NA               NA               NA     $      100,002                   NA
    166,697,463                NA               NA               NA            100,002                   NA
$          1.00                NA               NA               NA     $         1.00                   NA

                  142 Wells Fargo Advantage Money Market Funds


               Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                                Treasury Plus    100% Treasury
                                                                 Money Market     Money Market
                                                                     Fund             Fund
                                                               ---------------   --------------
ASSETS
   Investments
      In unaffiliated securities at amortized cost .........   $    29,999,842   $8,883,033,127
      In repurchase agreements, at amortized cost ..........    10,784,500,000                0
                                                               ---------------   --------------
   Total investments, at amortized cost ....................    10,814,499,842    8,883,033,127
   Cash ....................................................            16,775            2,145
   Receivable for Fund shares sold .........................            24,736        2,009,904
   Receivable for interest .................................           115,452                0
   Receivable from investment advisor ......................           579,562        1,953,016
   Prepaid expenses and other assets .......................           120,254          154,515
                                                               ---------------   --------------
Total assets ...............................................    10,815,356,621    8,887,152,707
                                                               ---------------   --------------
LIABILITIES
   Dividends payable .......................................           100,154           39,524
   Payable for investments purchased .......................                 0      499,810,417
   Payable for Fund shares redeemed ........................            12,006          300,000
   Distribution fees payable ...............................            29,438               30
   Shareholder servicing fees payable ......................           873,155        1,736,410
   Due to other related parties ............................         1,520,930        1,220,200
   Professional fees payable ...............................            88,130           21,362
   Accrued expenses and other liabilities ..................           544,810          284,371
                                                               ---------------   --------------
Total liabilities ..........................................         3,168,623      503,412,314
                                                               ---------------   --------------
TOTAL NET ASSETS ...........................................   $10,812,187,998   $8,383,740,393
                                                               ---------------   --------------
NET ASSETS CONSIST OF
   Paid-in capital .........................................   $10,812,248,479   $8,383,479,821
   Undistributed net investment income .....................            20,213                0
   Accumulated net realized gain (loss) on investments .....           (80,694)         260,572
                                                               ---------------   --------------
TOTAL NET ASSETS ...........................................   $10,812,187,998   $8,383,740,393
                                                               ---------------   --------------
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets - Class A ....................................   $ 1,958,332,075   $  250,416,014
   Shares outstanding - Class A ............................     1,958,606,493      250,353,129
   Net asset value per share - Class A .....................   $          1.00   $         1.00
   Net assets - Administrator Class ........................   $   108,157,526   $  445,751,341
   Shares outstanding - Administrator Class ................       108,157,632      445,732,696
   Net asset value per share - Administrator Class .........   $          1.00   $         1.00
   Net assets - Institutional Class ........................   $ 6,556,925,636               NA
   Shares outstanding - Institutional Class ................     6,558,494,122               NA
   Net asset value per share - Institutional Class .........   $          1.00               NA
   Net assets - Service Class ..............................   $ 2,094,166,035   $7,687,473,036
   Shares outstanding - Service Class ......................     2,095,759,876    7,687,010,294
   Net asset value per share - Service Class ...............   $          1.00   $         1.00
   Net assets - Sweep Class ................................   $    94,606,726   $      100,002
   Shares outstanding - Sweep Class ........................        94,755,965          100,002
   Net asset value per share - Sweep Class .................   $          1.00   $         1.00

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  144 Wells Fargo Advantage Money Market Funds


  Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                                                                California Municipal   Cash Investment    Government
                                                                    Money Market         Money Market    Money Market
                                                                        Fund                Fund             Fund
                                                                --------------------   ---------------   ------------
INVESTMENT INCOME
   Interest .................................................      $ 4,961,854           $32,119,990     $ 29,974,216
                                                                   -----------           -----------     ------------
EXPENSES
   Advisory fee .............................................        2,889,810             8,702,213       12,898,202
   Administration fees
      Fund level ............................................          671,571             3,366,828        4,625,625
      Class A ...............................................        1,977,430                    NA          935,243
      Class B ...............................................               NA                    NA               NA
      Class C ...............................................               NA                    NA               NA
      Administrator Class ...................................               17(2)            425,908          342,825
      Daily Class ...........................................               NA                    NA               NA
      Institutional Class ...................................          154,821             3,359,084        7,841,630
      Investor Class ........................................               NA                    NA               NA
      Select Class ..........................................               NA               866,080               NA
      Service Class .........................................          229,048             2,294,701        2,766,886
      Sweep Class ...........................................          131,767(2)                 NA           49,478(2)
   Custody fees .............................................           28,306               126,371          159,266
   Shareholder servicing fees
      Class A ...............................................        1,983,730                    NA          786,824
      Class B ...............................................               NA                    NA               NA
      Class C ...............................................               NA                    NA               NA
      Class AD ..............................................               NA                    NA               NA
      Class IN ..............................................               NA                    NA               NA
      Class P ...............................................               NA                    NA               NA
      Administrator Class ...................................               14(2)            422,712          342,393
      Daily Class ...........................................               NA                    NA               NA
      Investor Class ........................................               NA                    NA               NA
      Service Class .........................................          473,648             4,675,460        5,743,847
      Sweep Class ...........................................          149,730(2)                 NA           56,217(2)
   Accounting fees ..........................................           64,017               414,383          668,630
   Distribution fees
      Class B ...............................................               NA                    NA               NA
      Class C ...............................................               NA                    NA               NA
      Daily Class ...........................................               NA                    NA               NA
      Sweep Class ...........................................          209,622(2)                 NA           78,703(2)
   Professional fees ........................................           17,147                21,773           18,745
   Registration fees ........................................           20,279                60,494          437,576
   Shareholder report expenses ..............................           54,841               176,438          439,247
   Trustees' fees ...........................................            6,275                 5,332            5,616
   Transfer agent fees ......................................                0                     0                0
   Other fees and expenses ..................................           30,891               172,056          390,003
                                                                   -----------           -----------     ------------
   Total expenses ...........................................        9,092,964            25,089,833       38,586,956
                                                                   -----------           -----------     ------------
LESS
   Expense reductions .......................................                0                     0                0
   Waived fees and/or reimbursed expenses ...................       (4,612,671)           (5,695,979)     (12,721,843)
                                                                   -----------           -----------     ------------
Net expenses ................................................        4,480,293            19,393,854       25,865,113
                                                                   -----------           -----------     ------------
NET INVESTMENT INCOME .......................................          481,561            12,726,136        4,109,103
                                                                   -----------           -----------     ------------
REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS
Net realized gains (losses) from unaffiliated securities ....                3                43,484         (185,412)
Net change in unrealized gains or losses on securities in
   unaffiliated issuers .....................................                0                     0                0
                                                                   -----------           -----------     ------------
Net realized and unrealized gains or losses on investments ..                3                43,484         (185,412)
                                                                   -----------           -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $   481,564           $12,769,620     $  3,923,691
                                                                   -----------           -----------     ------------

----------
(1.) After the close of business on July 9, 2010, Municipal Cash Management
     Money Market Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund, which became was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Institutional Municipal Money Market Fund.

(2.) Class commenced operations on June 30, 2010.

(3.) Class commenced operations on July 9, 2010.

(4.) Class AD and IN shares of the predecessor fund became Institutional Class shares on July 12, 2010.

(5.) Class P shares of the predecessor fund became Service Class shares on July
     12, 2010.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 145


Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

  Heritage                      Municipal Cash    National Tax-Free   Prime Investment
Money Market   Money Market    Management Money      Money Market       Money Market
    Fund           Fund         Market Fund(1)           Fund               Fund
------------   ------------    ----------------   -----------------   ----------------

$60,360,782    $ 13,494,886     $10,803,913         $ 8,047,997         $18,260,501
-----------    ------------     -----------         -----------         -----------

 17,240,114       9,758,459       2,894,008           2,370,512           5,255,814
  5,928,199       1,692,393       1,575,146           1,184,206           2,327,434
         NA       5,641,621              NA           1,084,959                  NA
         NA         627,839              NA                  NA                  NA
         NA           8,100(2)           NA                  NA                  NA
    608,011              NA               8(3)          206,213                  NA
         NA         675,164(2)           NA                  NA                  NA
  3,603,617              NA         301,554             914,295           3,722,767
         NA         948,834              NA                  NA                  NA
  4,780,166              NA              NA                  NA                  NA
    212,601(2)       96,341(2)       46,476             633,901             722,827
         NA              NA              NA                  37(2)               NA
    193,181          38,392         536,016              30,531              77,240

         NA       5,804,495              NA           1,005,608                  NA
         NA         713,201              NA                  NA                  NA
         NA           9,196(2)           NA                  NA                  NA
         NA              NA          16,578(4)               NA                  NA
         NA              NA          14,795(4)               NA                  NA
         NA              NA           3,390(5)               NA                  NA
    607,782              NA              16(3)          198,595                  NA
         NA         767,660(2)           NA                  NA                  NA
         NA         890,962              NA                  NA                  NA
    442,850(2)      200,685(2)      580,809           1,293,314           1,505,229
         NA              NA              NA                  34(2)               NA
    725,845         170,913          27,471             116,544             235,266

         NA       2,140,359              NA                  NA                  NA
         NA          27,589(2)           NA                  NA                  NA
         NA         767,660(2)           NA                  NA                  NA
         NA              NA              NA                  48(2)               NA
     19,339          16,754         107,145              18,179              20,629
    245,263          59,954         173,406              68,054              75,617
     75,397         475,761          28,467             100,823              88,218
      5,836           5,848          64,901               5,332               5,332
          0               0          65,749                   0                   0
    125,677          82,554         137,456              61,444             108,199
-----------    ------------     -----------         -----------         -----------
 34,813,878      31,620,734       6,573,391           9,292,629          14,144,572
-----------    ------------     -----------         -----------         -----------

          0               0            (536)                  0                   0
 (7,704,078)    (18,508,868)       (369,659)         (3,054,767)         (2,808,390)
-----------    ------------     -----------         -----------         -----------
 27,109,800      13,111,866       6,203,196           6,237,862          11,336,182
-----------    ------------     -----------         -----------         -----------
 33,250,982         383,020       4,600,717           1,810,135           6,924,319
-----------    ------------     -----------         -----------         -----------

    207,393     (12,881,829)        200,275              60,370              71,141

          0      15,379,410               0                   0                   0
-----------    ------------     -----------         -----------         -----------
    207,393       2,497,581         200,275              60,370              71,141
-----------    ------------     -----------         -----------         -----------
$33,458,375    $  2,880,601     $ 4,800,992         $ 1,870,505         $ 6,995,460
-----------    ------------     -----------         -----------         -----------

                  146 Wells Fargo Advantage Money Market Funds


  Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                                                               Treasury Plus   100% Treasury
                                                                Money Market   Money Market
                                                                    Fund            Fund
                                                               -------------   -------------
INVESTMENT INCOME
   Interest ................................................   $ 7,613,931     $  5,954,548
                                                               -----------     ------------
EXPENSES
   Advisory fee ............................................     3,979,911       11,051,849
   Administration fees
      Fund level ...........................................     1,829,503        1,899,364
      Class A ..............................................     1,924,749          293,976
      Administrator Class ..................................        78,718           58,075(1)
      Institutional Class ..................................     1,967,311               NA
      Service Class ........................................       661,908        4,711,869
      Sweep Class ..........................................        34,273(1)            37(1)
   Custody fees ............................................        49,396           91,345
   Shareholder servicing fees
      Class A ..............................................     2,131,642          229,154
      Administrator Class ..................................        78,014           58,410(1)
      Service Class ........................................     1,377,374        9,778,194
      Sweep Class ..........................................        38,938(1)            34(1)
   Accounting fees .........................................       186,774          191,811
   Distribution fees
      Sweep Class ..........................................        54,513(1)            48(1)
   Professional fees .......................................        18,226           18,025
   Registration fees .......................................        76,790           69,861
   Shareholder report expenses .............................        83,532          100,893
   Trustees' fees and expenses .............................         5,836            6,275
   Other fees and expenses .................................        90,797           77,464
                                                               -----------     ------------
   Total expenses ..........................................    14,668,205       28,636,684
                                                               -----------     ------------
LESS
   Waived fees and/or reimbursed expenses ..................    (7,537,193)     (23,096,505)
                                                               -----------     ------------
Net expenses ...............................................     7,131,012        5,540,179
                                                               -----------     ------------
NET INVESTMENT INCOME ......................................       482,919          414,369
Net realized gain (loss) from unaffiliated securities ......             0          184,593
                                                               -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $   482,919     $    598,962
                                                               -----------     ------------

----------
(1.) Class commenced operations June 30, 2010.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  148 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                       CALIFORNIA MUNICIPAL MONEY MARKET FUND
                       --------------------------------------
                           For the
                       Six Months Ended        For the
                        August 31, 2010       Year Ended
                          (Unaudited)     February 28, 2010
                       ---------------- ---------------------
OPERATIONS
   Net investment
      income .........    $ 481,561         $ 1,446,118
   Net realized gains
      or losses on
      investments ....            3              (4,878)
                          ---------         -----------
Net increase in net
   assets resulting
   from operations ...      481,564           1,441,240
                          ---------         -----------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM
   Net investment
      income
      Class A ........      (89,877)           (321,031)
      Administrator
         Class .......          (11)(1)              NA
      Institutional
         Class .......     (357,965)           (765,282)
      Service Class ..      (23,978)           (359,805)
      Sweep Class ....       (9,730)(1)              NA
      Select Class ...           NA                  NA
   Net realized gains
      Class A ........            0            (123,014)
      Administrator
         Class .......            0(1)               NA
      Institutional
         Class .......            0             (17,769)
      Select Class ...           NA                  NA
      Service Class ..            0             (27,272)
                          ---------         -----------
Total distributions to
   shareholders ......     (481,561)         (1,614,173)
                          ---------         -----------

                                     SHARES                                 SHARES                              SHARES
                       -----------------------------------     ------------------------------    ---------------------------------
CAPITAL SHARES
   TRANSACTIONS
   Proceeds from
      shares sold
      Class A ........     948,992,126         948,992,126      2,402,281,400    2,402,281,400                NA                NA
      Administrator
         Class .......         100,000(1)          100,000(1)              NA               NA     3,305,161,343     3,305,161,343
      Institutional
         Class .......   1,044,261,501        1,044,261,50(1)   1,790,297,628    1,790,297,628    24,851,337,987    24,851,337,987
      Service Class ..     397,436,545         397,436,545        742,085,161      742,085,161    20,131,701,977    20,131,701,977
      Sweep Class ....     243,230,250(1)      243,230,250(1)              NA               NA                NA                NA
      Select Class ...              NA                  NA                 NA               NA    26,544,258,962    26,544,258,962
                                           ---------------                     ---------------                   -----------------
                                             2,634,020,422                       4,934,664,189                      74,832,460,269
                                           ---------------                     ---------------                   -----------------
   Net asset value of
      shares issued in
      reinvestment of
      distributions
      Class A ........          82,349              82,349            417,490          417,490                NA                NA
      Administrator
         Class .......              11(1)               11(1)              NA               NA           181,698           181,698
      Institutional
         Class .......         246,426             246,426            464,816          464,816         4,069,928         4,069,928
      Service Class ..           4,805               4,805            108,140          108,140            73,478            73,478
      Sweep Class ....           9,730(1)            9,730(1)              NA               NA                NA                NA
      Select Class ...              NA                  NA                 NA               NA         3,867,156         3,867,156
                                           ---------------                     ---------------                   -----------------
                                                   343,321                             990,446                           8,192,260
                                           ---------------                     ---------------                   -----------------
   Payment for shares
      redeemed
      Class A ........  (1,238,572,586)     (1,238,572,586)    (3,746,180,886)  (3,746,180,886)               NA                NA
      Administrator
         Class .......               0(1)                0(1)              NA               NA    (3,479,812,145)   (3,479,812,145)
      Institutional
         Class .......    (641,713,611)       (641,713,611)    (1,924,963,024)  (1,924,963,024)  (25,215,130,361)  (25,215,130,361)
      Service Class ..    (492,157,535)       (492,157,535)    (1,053,686,469)  (1,053,686,469)  (20,696,827,509)  (20,696,827,509)
      Sweep Class ....    (255,131,976)(1)    (255,131,976)(1)             NA               NA                NA                NA
      Select Class ...              NA                  NA                 NA               NA   (26,261,563,672)  (26,261,563,672)
                                           ---------------                     ---------------                   -----------------
                                            (2,627,575,708)                     (6,724,830,379)                    (75,653,333,687)
                                           ---------------                     ---------------                   -----------------
   Net asset value of
      shares issued
      in acquisition
      Class A ........       8,219,387           8,208,874                  0                0                NA                NA
      Institutional
         Class .......               0                   0                  0                0                 0                 0
      Service Class ..         134,483             134,797                  0                0                 0                 0
      Sweep Class ....     437,965,978         437,916,409                 NA               NA                NA                NA
                                           ---------------                                                       -----------------
                                               446,260,080                                                                       0
                                           ---------------                                                       -----------------
   Net increase
      (decrease)
      in net assets
      resulting from
      capital share
      transactions ...                         453,048,115                      (1,789,175,744)                       (812,681,158)
                                           ---------------                     ---------------                   -----------------
   Total increase
      (decrease)
      in net assets ..                         453,048,118                      (1,789,348,677)                       (812,637,674)
                                           ---------------                     ---------------                   -----------------
NET ASSETS
BEGINNING OF PERIOD ..                       2,582,173,653                       4,371,522,330                      18,813,863,940
                                           ---------------                     ---------------                   -----------------
END OF PERIOD ........                     $ 3,035,221,771                     $ 2,582,173,653                   $  18,001,226,266
                                           ---------------                     ---------------                   -----------------
Undistributed
   (overdistributed)
   net investment
   income                                  $        (1,037)                    $        (1,037)                  $          (6,470)
                                           ---------------                     ---------------                   -----------------

----------
(1.) Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 149


Statements of Changes in Net Assets

CASH INVESTMENT MONEY MARKET FUND     GOVERNMENT MONEY MARKET FUND
---------------------------------- ----------------------------------
     For the                           For the
Six Months Ended      For the      Six Months Ended      For the
 August 31, 2010    Year Ended     August 31, 2010     Year Ended
   (Unaudited)   February 28, 2010   (Unaudited)    February 28, 2010
---------------- ----------------- ---------------- -----------------


  $ 12,726,136      $ 68,948,804    $ 4,109,103       $ 27,921,421


        43,484         1,305,502       (185,412)            43,897
--------------      ------------    -----------       ------------


    12,769,620        70,254,306      3,923,691         27,965,318
--------------      ------------    -----------       ------------




            NA                NA        (42,728)           (91,755)

      (214,847)       (3,197,134)       (34,274)          (315,227)

    (7,135,696)      (36,416,120)    (3,797,423)       (26,978,458)
      (190,655)       (7,953,067)      (231,128)          (535,979)
            NA                NA         (3,558)(1)             NA
    (5,184,938)      (21,381,205)            NA                 NA

            NA                NA              0             (1,173)

             0           (17,127)             0             (1,273)

             0          (130,942)             0            (25,269)
             0           (59,895)             0             (6,849)
             0           (64,816)            NA                 NA
--------------      ------------    -----------       ------------

   (12,726,136)      (69,220,306)    (4,109,111)       (27,955,983)
--------------      ------------    -----------       ------------

                SHARES                            SHARES                                  SHARES
----------------------------------  ------------------------------------     ----------------------------------



              NA                NA      493,928,418          493,928,418          372,562,738       372,562,738
   2,254,684,919     2,254,684,919    4,461,522,775        4,461,522,775        6,962,786,773     6,962,786,773
  52,907,799,957    52,907,799,957   79,166,228,011       79,166,228,011      151,931,715,902   151,931,715,902
  45,102,274,340    45,102,274,340   17,581,238,029       17,581,238,029       31,167,330,727    31,167,330,727
              NA                NA       98,903,102(1)        98,903,102(1)                NA                NA
  32,433,686,427    32,433,686,427               NA                   NA                   NA                NA
                 -----------------                      ----------------                      -----------------
                   132,698,445,643                       101,801,820,335                        190,434,396,140
                 -----------------                      ----------------                      -----------------


              NA                NA           41,866               41,866               91,388            91,388
       2,808,526         2,808,526           15,346               15,346              168,503           168,503
      18,872,660        18,872,660        1,664,834            1,664,834           13,377,226        13,377,226
      15,869,130        15,869,130           20,065               20,065               65,367            65,367
              NA                NA            3,558(1)             3,558(1)                NA                NA
       3,522,975         3,522,975               NA                   NA                   NA                NA
                 -----------------                      ----------------                      -----------------
                        41,073,291                             1,745,669                             13,702,484
                 -----------------                      ----------------                      -----------------

              NA                NA     (570,282,788)        (570,282,788)        (697,095,949)     (697,095,949)
  (2,659,762,118)   (2,659,762,118)  (4,736,196,134)      (4,736,196,134)      (7,954,771,554)   (7,954,771,554)
 (54,171,372,667)  (54,171,372,667) (78,459,107,160)     (78,459,107,160)    (173,677,551,165) (173,677,551,165)
 (43,954,038,008)  (43,954,038,008) (17,454,778,505)     (17,454,778,505)     (32,914,867,678)  (32,914,867,678)
              NA                NA     (101,816,159)(1)     (101,816,159)(1)               NA                NA
 (34,780,768,334)  (34,780,768,334)              NA                   NA                   NA                NA
                 -----------------                      ----------------                      -----------------
                  (135,565,941,127)                     (101,322,180,746)                      (215,244,286,346)
                 -----------------                      ----------------                      -----------------


              NA                NA      507,981,859          507,923,481                    0                 0
               0                 0    1,324,050,351        1,323,902,381                    0                 0
               0                 0       99,516,216           99,469,545                    0                 0
              NA                NA      169,606,962          169,618,707                   NA                NA
                 -----------------                      ----------------                      -----------------
                                 0                         2,100,914,114                                      0
                 -----------------                      ----------------                      -----------------


                    (2,826,422,193)                         2,582,299,372                       (24,796,187,722)
                 -----------------                      ----------------                      -----------------
                    (2,825,388,193)                         2,582,113,952                       (24,796,178,387)
                 -----------------                      ----------------                      -----------------

                    21,639,252,133                         26,822,717,006                        51,618,895,393
                 -----------------                      ----------------                      -----------------
                 $  18,813,863,940                      $  29,404,830,958                     $  26,822,717,006
                 -----------------                      ----------------                      -----------------

                 $          (6,470)                     $          31,015                     $          31,023
                 -----------------                      ----------------                      -----------------

                  150 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                            HERITAGE MONEY MARKET FUND
                       ----------------------------------
                            For the
                       Six Months Ended      For the
                        August 31, 2010     Year Ended
                          (Unaudited)   February 28, 2010
                       ---------------- -----------------
OPERATIONS
   Net investment
      income ......... $ 33,250,982       $ 70,206,954
   Net realized gains
      or losses on
      investments ....      207,393            344,536
   Net change in
      unrealized gains
      or losses on
      investments ....            0                  0
                       ------------       ------------
Net increase in net
   assets resulting
   from operations ...   33,458,375         70,551,490
                       ------------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM
   Net investment
      income
      Class A ........           NA                 NA
      Class B ........           NA                 NA
      Class C ........           NA                 NA
      Class IN .......           NA                 NA
      Class P ........           NA                 NA
      Administrator
         Class .......     (218,647)        (2,111,671)
      Institutional
         Class .......   (7,028,541)       (26,527,153)
      Investor Class..           NA                 NA
      Select Class ...  (25,971,986)       (41,563,658)
      Service Class ..      (31,809)(2)             NA
      Class AD .......           NA                 NA
      Daily Class ....           NA                 NA
   Net realized gains
      Administrator
         Class .......            0            (25,105)
      Institutional
         Class .......            0           (140,895)
      Select Class ...            0           (339,065)
                       ------------       ------------
Total distributions to
   shareholders ......  (33,250,983)       (70,707,547)
                       ------------       ------------

                                    SHARES                               SHARES
                       --------------------------------    ------------------------------
CAPITAL SHARE
   TRANSACTIONS
   Proceeds from
      shares sold
      Class A ........             NA                NA                NA              NA
      Class B ........             NA                NA                NA              NA
      Class C ........             NA                NA                NA              NA
      Class IN .......             NA                NA                NA              NA
      Administrator
         Class .......  1,738,314,246     1,738,314,246     5,342,787,207   5,342,787,207
      Institutional
         Class ....... 21,050,221,639    21,050,221,639    38,369,402,627  38,369,402,627
      Investor Class..             NA                NA                NA              NA
      Select Class ... 75,189,302,354    75,189,302,354    88,025,965,787  88,025,965,787
      Service Class ..    573,803,512(2)    573,803,512(2)             NA              NA
      Daily Class ....             NA                NA                NA              NA
      Class AD .......             NA                NA                NA              NA
      Class P ........             NA                NA                NA              NA
                                         --------------                   ---------------
                                         98,551,641,751                   131,738,155,621
                                         --------------                   ---------------
   Net asset value of
      shares issued in
      reinvestment of
      distributions
      Class A ........             NA                NA                NA              NA
      Class B ........             NA                NA                NA              NA
      Class C ........             NA                NA                NA              NA
      Class IN .......             NA                NA                NA              NA
      Administrator
         Class .......         75,819            75,819         1,025,956       1,025,956
      Institutional
         Class .......      2,517,691         2,517,691        12,573,701      12,573,701
      Investor Class .             NA                NA                NA              NA
      Select Class ...     15,158,826        15,158,826        25,785,354      25,785,354
      Service Class ..          7,736(2)          7,736(2)             NA              NA
      Daily Class ....             NA                NA                NA              NA
      Class AD .......             NA                NA                NA              NA
      Class P ........             NA                NA                NA              NA
                                         --------------                   ---------------
                                             17,760,072                        39,385,011
                                         --------------                   ---------------

-----------
(1.) After at the close of business on July 9, 2010, the Municipal Cash
     Management Money Market Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund. Evergreen Institutional Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Institutional Municipal Money Market Fund.

(2.) Class commenced June 30, 2010.

(3.) Class commenced July 9, 2010.

(4.) Class AD and IN shares of the predecessor fund became Institutional Class shares on July 12, 2010.

(5.) Class P shares of the predecessor fund became Service Class shares on July
     12, 2010.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 151


Statements of Changes in Net Assets

          MONEY MARKET FUND        MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
---------------------------------- -------------------------------------------
    For the                            For the
Six Months Ended     For the       Six Months Ended       For the
August 31, 2010     Year Ended      August 31, 2010      Year Ended
  (Unaudited)    February 28, 2010   (Unaudited)(1) February 28, 2010(1)
---------------- ----------------- ---------------- --------------------


$    383,020        $ 4,175,816     $ 4,600,717         $ 27,544,592


 (12,881,829)           207,089         200,275              (85,931)



  15,379,410                                              19,484,069
------------        -----------     -----------         ------------


   2,880,601         23,866,974       4,800,992           27,458,661
------------        -----------     -----------         ------------




    (245,317)        (3,393,805)             NA                   NA
     (27,393)           (80,042)             NA                   NA
        (715)(2)             NA              NA                   NA
          NA                 NA         (11,979)(4)         (304,029)(4)
          NA                 NA             (72)(5)           (4,927)(5)

          NA                 NA              (7)(3)               NA

          NA                 NA      (4,523,070)         (25,937,001)
     (34,587)          (701,288)             NA                   NA
          NA                 NA              NA                   NA
     (14,857)(2)             NA         (22,711)          (1,620,590)
          NA                 NA         (42,883)(4)         (294,413)(4)
     (60,158)(2)             NA              NA                   NA

          NA                 NA               0                    0



          NA                 NA               0                    0
          NA                 NA              NA                   NA
------------        -----------     -----------         ------------
    (383,027)        (4,175,135)     (4,600,722)          28,160,960
------------        -----------     -----------         ------------

            SHARES                           SHARES                       SHARES                              SHARES
------------------------------    --------------------------- ------------------------------    --------------------------------




1,673,638,849    1,673,638,849    2,932,633,470 2,932,633,470            NA                NA               NA                NA
  449,771,686      449,771,686      928,457,413   928,457,413            NA                NA               NA                NA
    1,088,965(2)     1,088,965(2)            NA            NA            NA                NA               NA                NA
           NA               NA               NA            NA       153,387(4)        153,387(4)    69,073,873(4)     69,073,873(4)

           NA               NA               NA            NA       100,000(3)        100,000(3)            NA                NA

           NA               NA               NA            NA  8,602,330,73(2)  8,602,330,732    19,482,234,635    19,482,234,635
   160,118,627      160,118,627      380,245,373   380,245,373            NA               NA                NA                NA
            NA               NA               NA            NA            NA               NA                NA                NA
   466,638,749(2)   466,638,749(2)            NA            NA   912,993,277      912,993,277     1,220,251,014     1,220,251,014
 1,979,819,795(2) 1,979,819,795(2)            NA            NA            NA               NA                NA                NA
            NA               NA               NA            NA            30(4)            30(4)     98,495,474(4)     98,495,474(4)
            NA               NA               NA            NA       166,708(5)       166,708(5)      4,948,764(5)      4,948,764(5)
                  -------------                  -------------                  -------------                      --------------
                  4,731,076,671                  4,241,336,256                  9,515,744,134                      20,875,003,760
                  -------------                  -------------                  -------------                      --------------




      250,253          250,253        3,413,309     3,413,309            NA               NA                NA                NA
       28,462           28,462           81,382        81,382            NA               NA                NA                NA
         338(2)            338(2)            NA            NA            NA               NA                NA                NA
           NA               NA               NA            NA         9,503(4)         9,503(4)        285,855(4)        285,855(4)

           NA               NA               NA            NA             7(3)             7(3)             NA                NA

           NA               NA               NA            NA     1,427,779        1,427,779         9,042,311         9,042,311
       28,682           28,682          684,872       684,872            NA               NA                NA                NA
           NA               NA               NA            NA            NA               NA                NA                NA
          594(2)           594(2)            NA            NA         9,226            9,226         1,053,004         1,053,004
       33,144(2)        33,144(2)            NA            NA            NA               NA                NA                NA
           NA               NA               NA            NA        42,673(4)        42,673(4)        292,526(4)        292,526(4)
           NA               NA               NA            NA            63(5)            63(5)          4,885(5)          4,885(5)
                  -------------                  -------------                  -------------                      --------------
                       341,473                      4,179,563                      1,489,251                          10,678,581
                 -------------                  -------------                  -------------                      --------------

                  152 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                               HERITAGE MONEY MARKET FUND
                                                     -----------------------------------------------------------------------------
                                                                  For the
                                                              Six Months Ended                               For the
                                                               August 31, 2010                             Year Ended
                                                                 (Unaudited)                            February 28, 2010
                                                     -----------------------------------     -------------------------------------
                                                          SHARES                                  SHARES
CAPITAL SHARE TRANSACTIONS (continued)
   Payment for shares redeemed
      Class A ....................................                NA                  NA                   NA                   NA
      Class B ....................................                NA                  NA                   NA                   NA
      Class C ....................................                NA                  NA                   NA                   NA
      Class IN ...................................                NA                  NA                   NA                   NA
      Class AD ...................................                NA                  NA                   NA                   NA
      Administrator Class ........................    (1,771,210,799)     (1,771,210,799)      (5,061,246,976)      (5,061,246,976)
      Institutional Class ........................   (22,336,534,522)    (22,336,534,522)     (36,448,408,534)     (36,448,408,534)
      Investor Class .............................                NA                  NA                   NA                   NA
      Select Class ...............................   (72,225,317,951)    (72,225,317,951)     (71,628,706,815)     (71,628,706,815)
      Service Class ..............................      (561,350,958)(2)    (561,350,958)(2)               NA                   NA
      Daily Class ................................                NA                  NA                   NA                   NA
      Class P ....................................                NA                  NA                   NA                   NA
                                                                        ----------------                         -----------------
                                                                         (96,894,414,230)                         (113,138,362,325)
                                                                        ----------------                         -----------------
   Net asset value of shares issued in acquisition
      Class A ....................................                NA                  NA                   NA                   NA
      Class B ....................................                NA                  NA                   NA                   NA
      Class C ....................................                NA                  NA                   NA                   NA
      Institutional Class ........................     6,653,453,383       6,650,870,287                    0                    0
      Service Class ..............................     1,296,218,533       1,296,200,121                   NA                   NA
      Sweep Class ................................                NA                  NA                   NA                   NA
      Daily Class ................................                NA                  NA                   NA                   NA
                                                                        ----------------                         -----------------
                                                                           7,947,070,408                                         0
                                                                        ----------------                         -----------------
   Net increase (decrease) in net assets resulting
      from capital share transactions ............                         9,622,058,001                            18,639,178,307
                                                                        ----------------                         -----------------
   Total increase (decrease) in net assets .......                         9,622,265,393                            18,639,022,250
                                                                        ----------------                         -----------------
NET ASSETS
BEGINNING OF PERIOD ..............................                        31,486,460,603                            12,847,438,353
                                                                        ----------------                         -----------------
END OF PERIOD ....................................                      $ 41,108,725,996                         $  31,486,460,603
                                                                        ----------------                         -----------------
Undistributed net investment income ..............                      $          4,472                         $           4,473
                                                                        ----------------                         -----------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 153


Statements of Changes in Net Assets

                            MONEY MARKET FUND
--------------------------------------------------------------------------
               For the
          Six Months Ended                               For the
           August 31, 2010                             Year Ended
             (Unaudited)                            February 28, 2010
-------------------------------------      --------------------------------
     SHARES                                     SHARES


  (2,282,969,298)      (2,282,969,298)     (6,635,071,816)   (6,635,071,816)
    (569,676,886)        (569,676,886)     (1,537,359,752)   (1,537,359,752)
      (3,578,200)(2)       (3,578,200)(2)              NA                NA
              NA                   NA                  NA                NA
              NA                   NA                  NA                NA
              NA                   NA                  NA                NA
              NA                   NA                  NA                NA
    (191,597,373)        (191,597,373)       (568,956,833)     (568,956,833)
              NA                   NA                  NA                NA
    (348,800,561)(2)     (348,800,561)(2)              NA                NA
  (2,233,362,119)(2)   (2,233,362,119)(2)              NA                NA
              NA                   NA                  NA                NA
                      ---------------                       ---------------
                       (5,629,984,437)                       (8,741,388,401)
                      ---------------                       ---------------

     847,570,175          847,772,409                   0                 0
      41,175,793           41,185,720                   0                 0
      28,053,474           28,057,448                  NA                NA
              NA                   NA                  NA                NA
     550,070,447          550,243,310                   0                 0
              NA                   NA                  NA                NA
   2,290,148,014        2,290,021,985                  NA                NA
                      ---------------                       ---------------
                        3,757,280,872                                     0
                      ---------------                       ---------------

                        2,858,714,579                        (4,495,872,582)
                      ---------------                       ---------------
                        2,861,212,153                        (4,476,180,743)
                      ---------------                       ---------------

                        6,578,977,945                        11,055,158,688
                      ---------------                       ---------------
                      $ 9,440,190,098                       $ 6,578,977,945
                      ---------------                       ---------------
                      $           673                       $           680
                      ---------------                       ---------------

              MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
              For the
         Six Months Ended                                  For the
          August 31, 2010                                Year Ended
          (Unaudited)(1)                            February 28, 2010(1)
------------------------------------      -------------------------------------
     SHARES                                   SHARES


            NA                    NA                   NA                    NA
            NA                    NA                   NA                    NA
            NA                    NA                   NA                    NA
   (49,226,292)(4)       (49,226,292)(4)     (106,575,718)(4)      (106,575,718)(4)
   (94,083,749)(4)       (94,083,749)(4)      (59,339,124)(4)       (59,339,124)(4)
             0(3)                  0(3)                NA                    NA
(9,081,066,832)       (9,081,066,832)     (21,065,008,317)      (21,065,008,317)
            NA                    NA                   NA                    NA
            NA                    NA                   NA                    NA
  (946,188,604)         (946,188,604)      (1,487,700,828)       (1,487,700,828)
            NA                    NA                   NA                    NA
    (3,399,937)(5)        (3,399,937)(5)       (5,073,817)(5)        (5,073,817)(5)
                    ----------------                           ----------------
                     (10,173,965,414)                           (22,723,697,804)
                    ----------------                           ----------------

            NA                    NA                   NA                    NA
            NA                    NA                   NA                    NA
            NA                    NA                   NA                    NA
             0                     0                    0                     0
             0                     0                    0                     0
            NA                    NA                   NA                    NA
            NA                    NA                   NA                    NA
                    ----------------                           ----------------
                                   0                                          0
                    ----------------                           ----------------

                        (656,732,029)                            (1,838,015,463)
                    ----------------                           ----------------
                        (656,531,759)                            (1,838,717,762)
                    ----------------                           ----------------

                       5,290,637,661                              7,129,355,423
                    ----------------                           ----------------
                    $  4,634,105,902                           $  5,290,637,661
                    ----------------                           ----------------
                    $         83,350                           $         83,355
                    ----------------                           ----------------

                  154 Wells Fargo Advantage Money Market Funds


Statements of Changes in Net Assets

                                                                         NATIONAL TAX-FREE MONEY MARKET FUND
                                                       -----------------------------------------------------------------------
                                                                   For the
                                                               Six Months Ended                          For the
                                                                August 31, 2010                        Year Ended
                                                                  (Unaudited)                       February 28, 2010
                                                       --------------------------------     ----------------------------------
OPERATIONS
   Net investment income ...........................                     $    1,810,135                        $     9,561,850
   Net realized gains or losses on investments .....                             60,370                                329,201
 ...................................................                     --------------                        ---------------
Net increase in net assets resulting from
   operations ......................................                          1,870,505                              9,891,051
                                                                         --------------                        ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................                            (49,314)                              (556,154)
      Administrator Class ..........................                            (98,974)                              (910,229)
      Institutional Class ..........................                         (1,609,030)                            (6,501,763)
      Service Class ................................                            (52,815)                            (1,593,687)
      Sweep Class ..................................                                 (2)(1)                                 NA
   Net realized gains
      Class A ......................................                                  0                                (84,941)
      Administrator Class ..........................                                  0                                (38,014)
      Institutional Class ..........................                                  0                               (169,665)
      Service Class ................................                                  0                                (90,859)
                                                                         --------------                        ---------------
Total distributions to shareholders ................                         (1,810,135)                            (9,945,312)
                                                                         --------------                        ---------------
                                                            SHARES                                SHARES
                                                       ----------------                     -----------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ......................................     717,268,134        717,268,134       1,205,818,801      1,205,818,801
      Administrator Class ..........................     163,220,507        163,220,507         470,840,097        470,840,097
      Institutional Class ..........................   6,792,398,123      6,792,398,123       8,019,262,600      8,019,262,600
      Service Class ................................     692,478,129        692,478,129       1,614,119,092      1,614,119,092
      Sweep Class ..................................         100,000(1)         100,000(1)               NA                 NA
                                                                         --------------                        ---------------
                                                                          8,365,464,893                         11,310,040,590
                                                                         --------------                        ---------------
   Net asset value of shares issued in
      reinvestment of distributions
      Class A ......................................          48,982             48,982             644,234            644,234
      Administrator Class ..........................          88,593             88,593             916,869            916,869
      Institutional Class ..........................         880,393            880,393           3,701,725          3,701,725
      Service Class ................................           6,040              6,040             248,690            248,690
      Sweep Class ..................................               2(1)               2(1)               NA                 NA
                                                                         --------------                        ---------------
                                                                              1,024,010                              5,511,518
                                                                         --------------                        ---------------

----------
(1.) Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 155


Statements of Changes in Net Assets

                   PRIME INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------
             For the
        Six Months Ended                         For the
         August 31, 2010                       Year Ended
          (Unaudited)                      February 28, 2010
---------------------------------  -----------------------------------
                  $     6,924,319                     $     30,910,277
                           71,141                              191,889
                  ---------------                     ----------------
                        6,995,460                           31,102,166
                  ---------------                     ----------------
                               NA                                   NA
                               NA                                   NA
                       (6,863,893)                         (29,986,894)
                          (60,426)                            (922,105)
                               NA                                   NA
                               NA                                   NA
                               NA                                   NA
                                0                             (289,017)
                                0                              (25,091)
                  ---------------                     ----------------
                       (6,924,319)                         (31,223,107)
                  ---------------                     ----------------

     SHARES                              SHARES
----------------                   -----------------


            NA                 NA                NA                 NA
            NA                 NA                NA                 NA
32,398,432,562     32,398,432,562    88,393,755,276     88,393,755,276
39,707,376,522     39,707,376,522    87,384,178,808     87,384,178,808
            NA                 NA                NA                 NA
                  ---------------                     ----------------
                   72,105,809,084                      175,777,934,084
                  ---------------                     ----------------

            NA                 NA                NA                 NA
            NA                 NA                NA                 NA
     2,004,120          2,004,120        10,209,420         10,209,420
         1,521              1,521            51,310             51,310
            NA                 NA                NA                 NA
                  ---------------                     ----------------
                        2,005,641                           10,260,730
                  ---------------                     ----------------

                    TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------
            For the
        Six Months Ended                           For the
         August 31, 2010                           Year Ended
           (Unaudited)                         February 28, 2010
---------------------------------      --------------------------------
                  $       482,919                       $     1,502,924
                                0                                     0
                  ---------------                     ----------------
                          482,919                             1,502,924
                  ---------------                     ----------------
                          (87,530)                             (202,070)
                           (7,865)                              (12,911)
                         (329,846)                           (1,209,797)
                          (55,586)                              (78,147)
                           (2,092)(1)                                NA
                                0                                     0
                                0                                     0
                                0                                     0
                                0                                     0
                  ---------------                       ---------------
                         (482,919)                           (1,502,925)
                  ---------------                       ---------------

      SHARES                                SHARES
----------------                       ---------------


 4,900,319,431      4,900,319,431        9,129,776,256    9,129,776,256
   223,972,707        223,972,707          580,986,791      580,986,791
15,446,494,177     15,446,494,177       35,941,648,948   35,941,648,948
 4,505,050,992      4,505,050,992        7,688,485,834    7,688,485,834
    27,683,204(1)      27,683,204(1)                NA               NA
                  ---------------                       ---------------
                   25,103,520,511                        53,340,897,829
                  ---------------                       ---------------

        32,971             32,971               71,085           71,085
         7,766              7,766               12,674           12,674
       124,211            124,211              530,506          530,506
         5,805              5,805                8,743            8,743
         2,092(1)           2,092(1)                NA               NA
                  ---------------                       ---------------
                          172,845                               623,008
                  ---------------                       ---------------

                  156 Wells Fargo Advantage Money Market Funds


Statements of Changes in Net Assets


                                                                              NATIONAL TAX-FREE MONEY MARKET FUND
                                                               ------------------------------------------------------------------
                                                                           For the
                                                                      Six Months Ended                        For the
                                                                      August 31, 2010                       Year Ended
                                                                        (Unaudited)(1)                  February 28, 2010(1)
                                                               -------------------------------   --------------------------------
                                                                    SHARES                          SHARES
                                                               --------------                    --------------
CAPITAL SHARES TRANSACTIONS (continued)
   Payment for shares redeemed
      Class A .............................................      (778,720,444)    (778,720,444)  (1,756,338,646)   (1,756,338,646)
      Administrator Class .................................      (192,177,132)    (192,177,132)    (569,314,030)     (569,314,030)
      Institutional Class .................................    (6,122,604,431)  (6,122,604,431)  (8,355,250,035)   (8,355,250,035)
      Service Class .......................................      (758,369,887)    (758,369,887)  (2,433,961,093)   (2,433,961,093)
      Sweep Class .........................................                 0                0               NA                NA
                                                                                --------------                    ---------------
                                                                                (7,851,871,894)                   (13,114,863,804)
                                                                                --------------                    ---------------
   Net asset value of shares issued in acquisition
      Class A .............................................                 0                0                0                 0
      Institutional Class .................................                 0                0                0                 0
      Service Class .......................................                 0                0                0                 0
      Sweep Class .........................................                 0                0                0                 0
                                                                                --------------                    ---------------
                                                                                             0                                  0
                                                                                --------------                    ---------------
   Net increase (decrease) in net assets resulting from
      capital share transactions ..........................                        514,617,009                     (1,799,311,696)
                                                                                --------------                    ---------------
   Total increase (decrease) in net assets ................                        514,677,379                     (1,799,365,957)
                                                                                --------------                    ---------------
NET ASSETS
BEGINNING OF PERIOD .......................................                      4,542,616,790                      6,341,982,747
                                                                                --------------                    ---------------
End of period .............................................                     $5,057,294,169                    $ 4,542,616,790
                                                                                --------------                    ---------------
Undistributed net investment income .......................                     $           15                    $            15
                                                                                --------------                    ---------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 157


Statements of Changes in Net Assets

              PRIME INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------
            For the
       Six Months Ended                          For the
       August 31, 2010                         Year Ended
         (Unaudited)                       February 28, 2010
---------------------------------------------------------------------
    SHARES                              SHARES
---------------                     ---------------
             NA                NA                NA                NA
             NA                NA                NA                NA
(33,891,606,805)  (33,891,606,805)  (87,701,480,100)  (87,701,480,100)
(39,830,901,299)  (39,830,901,299)  (87,710,524,485)  (87,710,524,485)
             NA                NA                NA                NA
                  ---------------                     ---------------
                  (73,722,508,104)                   (175,412,004,585)
                  ---------------                     ---------------
             NA                NA                NA                NA
              0                 0                 0                 0
              0                 0                 0                 0
             NA                NA                NA                NA
                  ---------------                     ---------------
                                0                                   0
                  ---------------                     ---------------
                   (1,614,693,379)                        376,190,229
                  ---------------                     ---------------
                   (1,614,622,238)                        376,069,288
                  ---------------                     ---------------
                   11,025,296,731                      10,649,227,443
                  ---------------                     ---------------
                  $ 9,410,674,493                     $11,025,296,731
                  ---------------                     ---------------
                  $         1,278                     $         1,278
                  ---------------                     ---------------

                     TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------
            For the
       Six Months Ended                          For the
       August 31, 2010                         Year Ended
         (Unaudited)                       February 28, 2010
------------------------------------------------------------------------
    SHARES                                 SHARES
---------------                        ---------------
 (4,684,592,744)     (4,684,592,744)   (10,011,375,553)  (10,011,375,553)
   (295,843,822)       (295,843,822)      (533,401,775)     (533,401,775)
(16,265,750,063)    (16,265,750,063)   (36,943,126,319)  (36,943,126,319)
 (4,703,336,121)     (4,703,336,121)    (7,848,817,003)   (7,848,817,003)
    (75,668,674)(1)     (75,668,674)(1)             NA                NA
                   ----------------                      ---------------
                   (260,025,191,424)                     (55,336,720,650)
                   ----------------                      ---------------
    142,146,381         141,953,897                  0                 0
  3,285,966,431       3,285,966,431                  0                 0
  1,591,650,664       1,591,650,664                  0                 0
    142,739,343         142,739,343                 NA                NA
                   ----------------                      ---------------
                      5,159,193,305                                    0
                   ----------------                      ---------------
                      4,237,695,237                       (1,995,199,813)
                   ----------------                      ---------------
                      4,237,695,237                       (1,995,199,814)
                   ----------------                      ---------------
                      6,574,492,761                        8,569,692,575
                   ----------------                      ---------------
                    $10,812,187,998                      $ 6,574,492,761
                   ----------------                      ---------------
                   $         20,213                      $        20,213
                   ----------------                      ---------------


                  158 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                              100% TREASURY MONEY MARKET FUND
                                                            --------------------------------------------------------------------
                                                                       For the                                For
                                                                   Six Months Ended                          the
                                                                   August 31, 2010                        Year Ended
                                                                     (Unaudited)                       February 28, 2010
                                                            --------------------------------   ---------------------------------
OPERATIONS
   Net investment income ...............................                     $      414,369                      $       683,644
   Net realized gains on investments ...................                            184,593                              360,468
Net increase in net assets resulting from operations ...                            598,962                            1,044,112
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..........................................                            (13,306)                             (26,382)
      Administrator Class(1) ...........................                             (8,398)                                  NA
      Service Class ....................................                           (392,663)                            (657,259)
      Sweep Class(1) ...................................                                 (2)                                  NA
   Net realized gains
      Class A ..........................................                                  0                              (61,610)
      Service Class ....................................                                  0                           (1,569,437)
Total distributions to shareholders. ...................                           (414,369)                          (2,314,688)

                                                                 SHARES                              SHARES
                                                            --------------                     ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..........................................       193,652,761       193,652,761       373,885,007       373,885,007
      Administrator Class(1) ...........................       210,067,362       210,067,362                NA                NA
      Service Class ....................................    20,776,963,717   20,776,963,7171     8,506,252,685    18,506,252,685
      Sweep Class(1) ...................................           100,000           100,000                NA                NA
                                                                             ---------------                     ---------------
                                                                              21,180,783,840                      18,880,137,692
                                                                             ---------------                     ---------------
   Net asset value of shares issued in reinvestment of
      distributions
      Class A ..........................................            12,780            12,780            85,089            85,089
      Administrator Class(1) ...........................             4,479             4,479                NA                NA
      Service Class ....................................           164,062           164,062           757,091           757,091
      Sweep Class(1) ...................................                 2                 2                NA                NA
                                                                                     181,323                             842,180
   Payment for shares redeemed
      Class A ..........................................      (215,654,457)     (215,654,457)     (407,974,452)     (407,974,452)
      Administrator Class(1) ...........................      (271,648,894)     (271,648,894)               NA                NA
      Service Class ....................................   (21,342,646,296)   (21,342,646,29)  (17,985,525,624)  (17,985,525,624)
                                                                             (21,829,949,647)                    (18,393,500,076)
   Net asset value of shares issued in acquisition
      Administrator Class(1) ...........................       507,309,749       507,326,387                NA                NA
      Service Class ....................................        91,148,028        91,202,803                 0                 0
                                                                                 598,529,190                                   0
   Net increase (decrease) in net assets resulting from
      capital share transactions .......................                         (50,455,294)                        487,479,796
   Total increase (decrease) in net assets .............                         (50,270,701)                        486,209,220
NET ASSETS
BEGINNING OF PERIOD ....................................                       8,434,011,094                       7,947,801,874
END OF PERIOD ..........................................                      $8,383,740,393                     $ 8,434,011,094
Undistributed net investment income ....................                      $            0                     $             0

----------
(1.)  Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  160 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                       Beginning                Distributions
                                                       Net Asset       Net         from Net      Distributions
                                                       Value Per   Investment     Investment       from Net
                                                         Share       Income         Income      Realized Gains
                                                       ---------   ----------   -------------   --------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Administrator Class
June 30, 2010(2) to August 31, 2010 (Unaudited) ....     $1.00       0.00(4)      (0.00)(4)        0.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)        0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       (0.00)(4)
March 31, 2008(3) to February 28, 2009 .............     $1.00       0.01         (0.01)          (0.00)(4)

Service Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)        0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)          (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.03         (0.03)           0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.03         (0.03)           0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.02         (0.02)           0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)           0.00

CASH INVESTMENT MONEY MARKET FUND

Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)        0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.05         (0.05)           0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)           0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)           0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)           0.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)        0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.05         (0.05)           0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)           0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)           0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.02         (0.02)           0.00

Select Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)        0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           0.00
June 29, 2007(3) to February 29, 2008 ..............     $1.00       0.03         (0.03)           0.00

Service Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)        0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.05         (0.05)           0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)           0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)           0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)           0.00

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Class commenced operations on June 30, 2010.

(3.) Commencement of class operations.

(4.) Amount is less than $0.005.

(5.) The Fund changed its fiscal year end from March 31 to February 28.

(6.) The Fund changed its fiscal year end from October 31 to February 28.

(7.) After the close of business on July 9, 2010, Municipal Cash Management
     Money Market Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund. Evergreen Institutional Municipal Money Market Fund was the accounting and performance survivor in this transaction.

(8.) Class commenced operations on July 9, 2010.

(9.) The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen Institutional Municipal Money Market Fund.

(10.) The financial highlights for the periods prior to July 12, 2010 are those of Class IS of Evergreen Institutional Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 161


Financial Highlights

                      Ratio to Average
  Ending           Net Assets (Annualized)
Net Asset   ------------------------------------                Net Assets at
Value Per   Net Investment     Gross       Net       Total      End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)   (000's omitted)
---------   --------------   --------   --------   ---------   ---------------



  $1.00          0.06%         0.34%      0.32%      0.02%       $       100


  $1.00          0.18%         0.34%      0.20%      0.08%       $   639,147
  $1.00          0.23%         0.48%      0.24%      0.20%       $   236,353
  $1.00          1.59%         0.46%      0.22%      1.47%       $   370,572


  $1.00          0.01%         0.66%      0.35%      0.01%       $   302,926
  $1.00          0.07%         0.77%      0.38%      0.06%       $   397,508
  $1.00          1.43%         0.75%      0.47%      1.42%       $   709,029
  $1.00          2.94%         0.73%      0.45%      3.05%       $   970,945
  $1.00          3.01%         0.73%      0.45%      3.06%       $   500,204
  $1.00          2.18%         0.74%      0.45%      2.04%       $   416,048
  $1.00          1.00%         0.66%      0.45%      0.99%       $   356,093




  $1.00          0.05%         0.35%      0.32%      0.03%       $   838,591
  $1.00          0.25%         0.38%      0.34%      0.24%       $ 1,013,058
  $1.00          2.23%         0.38%      0.34%      2.19%       $ 1,415,264
  $1.00          4.77%         0.37%      0.33%      4.92%       $ 2,249,470
  $1.00          4.87%         0.37%      0.35%      4.96%       $ 1,364,223
  $1.00          3.37%         0.37%      0.35%      3.06%       $ 1,150,617
  $1.00          1.57%         0.37%      0.35%      1.45%       $   619,286


  $1.00          0.17%         0.23%      0.20%      0.09%       $ 8,528,143
  $1.00          0.37%         0.26%      0.22%      0.36%       $ 8,887,844
  $1.00          2.28%         0.26%      0.21%      2.32%       $10,132,093
  $1.00          4.94%         0.25%      0.20%      5.06%       $ 9,194,540
  $1.00          5.01%         0.25%      0.20%      5.12%       $ 7,830,847
  $1.00          3.50%         0.25%      0.20%      3.21%       $ 6,497,267
  $1.00          1.61%         0.26%      0.20%      1.60%       $ 5,998,383


  $1.00          0.05%         0.19%      0.13%      0.12%       $ 5,184,298
  $1.00          0.41%         0.22%      0.15%      0.43%       $ 4,897,725
  $1.00          2.29%         0.23%      0.15%      2.40%       $ 3,733,381
  $1.00          4.81%         0.20%      0.13%      3.31%       $ 3,025,485


  $1.00         (0.02)%        0.51%      0.36%      0.01%       $ 3,450,194
  $1.00          0.16%         0.56%      0.46%      0.14%       $ 4,015,237
  $1.00          1.99%         0.56%      0.52%      2.02%       $ 6,358,514
  $1.00          4.64%         0.54%      0.50%      4.75%       $ 7,374,749
  $1.00          4.71%         0.54%      0.50%      4.80%       $ 6,328,867
  $1.00          3.12%         0.54%      0.50%      2.92%       $ 5,793,762
  $1.00          1.26%         0.55%      0.50%      1.30%       $ 6,879,632

                  162 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                       Beginning                Distributions
                                                       Net Asset       Net         from Net      Distributions
                                                       Value Per   Investment     Investment       from Net
                                                         Share       Income         Income      Realized Gains
                                                       ---------   ----------   -------------   --------------
GOVERNMENT MONEY MARKET FUND

Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)            0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.04         (0.04)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)            0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)            0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)            0.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)            0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.04         (0.04)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)            0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)            0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.02         (0.02)            0.00

Service Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)            0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.04         (0.04)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)            0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)            0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)            0.00

HERITAGE MONEY MARKET FUND

Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.05         (0.05)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)            0.00
November 1, 2005 to February 28, 2006(6) ...........     $1.00       0.01         (0.01)            0.00
November 1, 2004 to October 31, 2005 ...............     $1.00       0.03         (0.03)            0.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.05         (0.05)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)            0.00
November 1, 2005 to February 28, 2006(6) ...........     $1.00       0.01         (0.01)            0.00
November 1, 2004 to October 31, 2005 ...............     $1.00       0.03         (0.03)            0.00

Select Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)        (0.00)
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)            0.00
June 29, 2007(3) to February 29, 2008 ..............     $1.00       0.03         (0.03)            0.00

Service Class
June 30, 2010(2) to August 31, 2010 (Unaudited) ....     $1.00       0.00(4)      (0.00)(4)         0.00

MONEY MARKET FUND

Service Class
June 30, 2010(2) to August 31, 2010 (Unaudited) ....     $1.00       0.00(4)      (0.00)(4)         0.00

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 163


Financial Highlights

                      Ratio to Average
  Ending           Net Assets (Annualized)
Net Asset   ------------------------------------                Net Assets at
Value Per   Net Investment     Gross       Net       Total      End of Period
  Share         Income       Expenses   Expenses   Return(1)   (000's omitted)
---------   --------------   --------   --------   ---------   ---------------



  $1.00          0.01%         0.35%      0.22%      0.01%       $   513,816
  $1.00          0.03%         0.39%      0.28%      0.02%       $   788,478
  $1.00          1.42%         0.37%      0.36%      1.50%       $ 1,780,294
  $1.00          4.55%         0.37%      0.35%      4.68%       $ 1,944,435
  $1.00          4.82%         0.37%      0.35%      4.92%       $ 1,179,768
  $1.00          3.33%         0.38%      0.35%      3.05%       $   876,234
  $1.00          1.59%         0.38%      0.35%      1.41%       $   596,470


  $1.00          0.04%         0.23%      0.19%      0.02%       $22,694,017
  $1.00          0.10%         0.27%      0.21%      0.08%       $20,661,470
  $1.00          1.42%         0.26%      0.22%      1.65%       $42,393,921
  $1.00          4.54%         0.25%      0.20%      4.83%       $23,265,323
  $1.00          5.00%         0.25%      0.20%      5.07%       $ 7,766,684
  $1.00          3.45%         0.26%      0.20%      3.19%       $ 4,508,755
  $1.00          1.66%         0.26%      0.20%      1.57%       $ 3,964,854


  $1.00          0.01%         0.52%      0.22%      0.01%       $ 4,821,224
  $1.00          0.01%         0.56%      0.28%      0.01%       $ 4,595,307
  $1.00          1.31%         0.54%      0.51%      1.35%       $ 6,342,777
  $1.00          4.42%         0.54%      0.50%      4.51%       $ 6,350,025
  $1.00          4.66%         0.54%      0.50%      4.76%       $ 5,656,867
  $1.00          3.13%         0.55%      0.50%      2.91%       $ 5,350,480
  $1.00          1.26%         0.55%      0.50%      1.26%       $ 5,230,613




  $1.00          0.04%         0.34%      0.31%      0.02%       $ 1,168,343
  $1.00          0.17%         0.37%      0.33%      0.21%       $ 1,201,158
  $1.00          2.09%         0.38%      0.34%      2.19%       $   918,595
  $1.00          4.68%         0.38%      0.34%      4.90%       $   608,865
  $1.00          4.80%         0.40%      0.38%      4.91%       $   287,293
  $1.00          3.91%         0.40%      0.38%      1.29%       $   288,971
  $1.00          2.41%         0.56%      0.39%      2.54%       $   301,694


  $1.00          0.16%         0.22%      0.20%      0.07%       $13,162,808
  $1.00          0.31%         0.25%      0.21%      0.33%       $ 7,795,659
  $1.00          2.09%         0.27%      0.22%      2.32%       $ 5,862,075
  $1.00          4.77%         0.26%      0.20%      5.06%       $ 1,579,225
  $1.00          4.98%         0.28%      0.18%      5.12%       $   353,755
  $1.00          4.13%         0.28%      0.18%      1.36%       $   419,084
  $1.00          2.97%         0.28%      0.18%      2.75%       $   338,723


  $1.00          0.22%         0.18%      0.13%      0.11%       $25,468,908
  $1.00          0.30%         0.20%      0.14%      0.40%       $22,489,644
  $1.00          2.14%         0.23%      0.15%      2.40%       $ 6,066,768
  $1.00          4.58%         0.22%      0.13%      3.30%       $ 1,368,330


  $1.00          0.02%         0.50%      0.38%      0.01%       $ 1,308,668




  $1.00          0.02%         0.68%      0.42%      0.00%       $   668,085

                  164 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                       Beginning                Distributions
                                                       Net Asset       Net         from Net      Distributions
                                                       Value Per   Investment     Investment       from Net
                                                         Share       Income         Income      Realized Gains
                                                       ---------   ----------   -------------   --------------
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND(7)

Administrator Class
July 9, 2010(8) to August 31, 2010 (Unaudited) .....     $1.00       0.00(4)      (0.00)(4)         0.00

Institutional Class(9)
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)            0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.03         (0.03)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.03         (0.03)            0.00
March 1, 2005 to February 28, 2006 .................     $1.00       0.03          0.00            (0.03)

Service Class(10)
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)            0.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.03         (0.03)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.03         (0.03)            0.00
March 1, 2005 to February 28, 2006 .................     $1.00       0.02         (0.02)            0.00

NATIONAL TAX-FREE MONEY MARKET FUND

Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.03         (0.03)           (0.00)(4)
March 1, 2006 to February 28, 2007 .................     $1.00       0.03         (0.03)           (0.00)
April 11, 2005(3) to February 28, 2006 .............     $1.00       0.02         (0.02)           (0.00)

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.03         (0.03)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.03         (0.03)            0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.02         (0.02)            0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)            0.00

Service Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)           (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.03         (0.03)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.03         (0.03)            0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.02         (0.02)            0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)            0.00

PRIME INVESTMENT MONEY MARKET FUND

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.05         (0.05)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)            0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)            0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.02         (0.02)            0.00

Service Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)         0.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)        (0.00)(4)
March 1, 2008 to February 28, 2009 .................     $1.00       0.02         (0.02)           (0.00)(4)
March 1, 2007 to February 29, 2008 .................     $1.00       0.05         (0.05)            0.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)            0.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)            0.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)            0.00

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 165


Financial Highlights

                     Ratio to Average Net
  Ending             Assets (Annualized)
Net Asset   ------------------------------------                Net Assets at
Value Per   Net Investment     Gross       Net       Total      End of Period
  Share         Income       Expenses   Expenses   Return(1)   (000's omitted)
---------   --------------   --------   --------   ---------   ---------------



  $1.00          0.04%         0.36%      0.36%      0.01%       $       100


  $1.00          0.19%         0.22%      0.21%      0.09%       $ 4,102,854
  $1.00          0.40%         0.23%      0.23%      0.40%       $ 4,580,024
  $1.00          2.10%         0.22%      0.22%      2.20%       $ 6,154,387
  $1.00          3.44%         0.21%      0.21%      3.49%       $ 5,671,591
  $1.00          3.40%         0.22%      0.22%      3.47%       $ 7,122,239
  $1.00          2.54%         0.22%      0.22%      2.56%       $ 6,721,625


  $1.00          0.01%         0.48%      0.38%      0.01%       $   531,152
  $1.00          0.21%         0.48%      0.44%      0.20%       $   564,325
  $1.00          1.85%         0.47%      0.47%      1.95%       $   830,779
  $1.00          3.16%         0.46%      0.46%      3.23%       $   732,031
  $1.00          3.15%         0.47%      0.47%      3.21%       $   676,614
  $1.00          2.24%         0.47%      0.47%      2.31%       $   688,734




  $1.00          0.05%         0.36%      0.29%      0.02%       $   391,091
  $1.00          0.18%         0.40%      0.31%      0.18%       $   419,954
  $1.00          1.63%         0.40%      0.32%      1.68%       $   517,520
  $1.00          3.24%         0.38%      0.30%      3.27%       $   517,666
  $1.00          3.23%         0.38%      0.30%      3.28%       $   541,840
  $1.00          2.39%         0.39%      0.30%      2.21%       $   561,788


  $1.00          0.14%         0.25%      0.20%      0.07%       $ 2,719,476
  $1.00          0.28%         0.29%      0.23%      0.27%       $ 2,048,774
  $1.00          1.77%         0.28%      0.22%      1.78%       $ 2,381,083
  $1.00          3.31%         0.26%      0.20%      3.37%       $ 1,403,838
  $1.00          3.35%         0.26%      0.20%      3.39%       $ 1,146,902
  $1.00          2.46%         0.27%      0.20%      2.31%       $   700,534
  $1.00          1.37%         0.26%      0.20%      1.27%       $ 1,032,250


  $1.00          0.14%         0.53%      0.33%      0.01%       $   989,548
  $1.00          0.12%         0.58%      0.40%      0.10%       $ 1,055,420
  $1.00          1.47%         0.57%      0.47%      1.52%       $ 1,875,018
  $1.00          3.07%         0.55%      0.45%      3.12%       $ 1,674,047
  $1.00          3.09%         0.55%      0.45%      3.13%       $ 1,303,728
  $1.00          2.23%         0.56%      0.45%      2.08%       $ 1,160,594
  $1.00          1.01%         0.55%      0.45%      1.02%       $ 1,195,511




  $1.00          0.15%         0.24%      0.20%      0.07%       $ 8,633,701
  $1.00          0.29%         0.27%      0.22%      0.30%       $10,124,807
  $1.00          2.13%         0.28%      0.23%      2.22%       $ 9,422,441
  $1.00          4.87%         0.25%      0.20%      4.99%       $ 7,525,254
  $1.00          5.06%         0.26%      0.20%      5.10%       $ 7,088,329
  $1.00          3.46%         0.26%      0.20%      3.23%       $ 2,889,532
  $1.00          1.87%         0.26%      0.20%      1.58%       $ 3,271,052


  $1.00          0.01%         0.53%      0.34%      0.01%       $   776,973
  $1.00          0.06%         0.56%      0.45%      0.07%       $   900,490
  $1.00          1.83%         0.57%      0.57%      1.87%       $ 1,226,787
  $1.00          4.55%         0.55%      0.55%      4.63%       $ 1,402,557
  $1.00          4.64%         0.55%      0.55%      4.74%       $ 1,190,293
  $1.00          3.18%         0.55%      0.55%      2.90%       $ 1,332,129
  $1.00          1.20%         0.55%      0.55%      1.22%       $   816,105

                  166 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                       Beginning                Distributions     Ending
                                                       Net Asset       Net         from Net     Net Asset
                                                       Value Per   Investment     Investment    Value Per
                                                         Share       Income         Income        Share
                                                       ---------   ----------   -------------   ---------
TREASURY PLUS MONEY MARKET FUND

Administrator Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)       $1.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       $1.00
March 31, 2008(3) to February 28, 2009 .............     $1.00       0.01         (0.01)          $1.00

Institutional Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)       $1.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       $1.00
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)          $1.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.04         (0.04)          $1.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)          $1.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)          $1.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)          $1.00

Service Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)       $1.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       $1.00
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)          $1.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.04         (0.04)          $1.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.05         (0.05)          $1.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)          $1.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)          $1.00

100% TREASURY MONEY MARKET FUND

Administrator Class
June 30, 2010(2) to August 31, 2010 (Unaudited) ....     $1.00       0.00(4)      (0.00)(4)       $1.00

Service Class
March 1, 2010 to August 31, 2010 (Unaudited) .......     $1.00       0.00(4)      (0.00)(4)       $1.00
March 1, 2009 to February 28, 2010 .................     $1.00       0.00(4)      (0.00)(4)       $1.00
March 1, 2008 to February 28, 2009 .................     $1.00       0.01         (0.01)          $1.00
March 1, 2007 to February 29, 2008 .................     $1.00       0.04         (0.04)          $1.00
March 1, 2006 to February 28, 2007 .................     $1.00       0.04         (0.04)          $1.00
April 1, 2005 to February 28, 2006(5) ..............     $1.00       0.03         (0.03)          $1.00
April 1, 2004 to March 31, 2005 ....................     $1.00       0.01         (0.01)          $1.00

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 167


Financial Highlights

     Ratio to Average Net Assets
             (Annualized)
------------------------------------                Net Assets at
Net Investment     Gross       Net       Total      End of Period
    Income       Expenses   Expenses   Return(1)   (000's omitted)
--------------   --------   --------   ---------   ---------------



     0.01%         0.36%      0.17%      0.01%        $  108,158
     0.01%         0.38%      0.16%      0.01%        $  180,021
     0.73%         0.39%      0.30%      0.84%        $  132,423


     0.01%         0.24%      0.18%      0.01%        $6,556,926
     0.02%         0.26%      0.15%      0.02%        $4,091,490
     0.81%         0.28%      0.20%      1.08%        $5,092,437
     4.19%         0.26%      0.20%      4.45%        $2,951,408
     4.93%         0.26%      0.20%      5.01%        $1,822,046
     3.29%         0.26%      0.20%      3.07%        $1,166,102
     1.39%         0.27%      0.20%      1.48%        $1,268,636


     0.01%         0.52%      0.18%      0.01%        $2,094,166
     0.01%         0.55%      0.17%      0.01%        $  702,363
     0.93%         0.56%      0.41%      0.88%        $  862,686
     4.11%         0.55%      0.50%      4.14%        $1,187,468
     4.61%         0.55%      0.50%      4.70%        $1,283,813
     2.99%         0.55%      0.50%      2.78%        $  940,104
     1.12%         0.56%      0.50%      1.17%        $1,205,795




     0.01%         0.52%      0.14%      0.00%        $  445,751


     0.01%         0.70%      0.13%      0.01%        $7,687,473
     0.01%         0.73%      0.17%      0.03%        $8,161,612
     0.74%         0.73%      0.46%      0.86%        $7,641,351
     3.85%         0.73%      0.50%      3.97%        $6,039,209
     4.36%         0.74%      0.50%      4.44%        $4,049,964
     2.89%         0.73%      0.50%      2.64%        $3,581,797
     1.12%         0.68%      0.50%      1.11%        $3,031,989

                  168 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Fund ("California Municipal Money Market Fund"), Wells Fargo Advantage Cash Investment Money Market Fund ("Cash Investment Money Market Fund"), Wells Fargo Advantage Government Money Market Fund ("Government Money Market Fund"), Wells Fargo Advantage Heritage Money Market Fund ("Heritage Money Market Fund"), Wells Fargo Advantage Money Market Fund ("Money Market Fund") Wells Fargo Advantage Municipal Cash Management Money Market Fund ("Municipal Cash Management Money Market Fund"), Wells Fargo Advantage National Tax-Free Money Market Fund ("National Tax-Free Money Market Fund"), Wells Fargo Advantage Prime Investment Money Market Fund ("Prime Investment Money Market Fund"), Wells Fargo Advantage Treasury Plus Money Market Fund ("Treasury Plus Money Market Fund") and Wells Fargo Advantage 100% Treasury Money Market Fund ("100% Treasury Money Market Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

After the close of business on July 9, 2010, the net assets of Evergreen Institutional Municipal Money Market Fund were acquired by Municipal Cash Management Money Market Fund, which was created to receive the assets of Evergreen Institutional Municipal Money Market Fund, in an exchange for shares of Municipal Cash Management Money Market Fund. As Evergreen Institutional Municipal Money Market Fund contributed the majority of the net assets and shareholders to the newly created Municipal Cash Management Money Market Fund, the accounting and performance history of Evergreen Institutional Municipal Money Market Fund has been carried forward in the financial statements contained herein.

Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Municipal Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares of Municipal Cash Management Money Market fund in the reorganization. The accounting and performance history of Class I and Class IS of Evergreen Institutional Municipal Money Market Fund has been carried forward for Institional Class and Service Class, respectively, of Municipal Cash Management money Market Fund.

Also, after the close of business on July 9, 2010, the net assets of an Evergreen Fund or a Wells Fargo Advantage Fund were acquired by various Wells Fargo Advantage Funds, in an exchange for shares of the Wells Fargo Advantage Fund.

Wells Fargo Advantage Fund                                     Acquired Fund
--------------------------               ---------------------------------------------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND   Evergreen California Municipal Money Market Fund
GOVERNMENT MONEY MARKET FUND             Evergreen U.S. Government Money Market Fund
                                         Evergreen Institutional U.S. Government Money Market Fund
HERITAGE MONEY MARKET FUND               Evergreen Institutional Money Market Fund
                                         Evergreen Prime Cash Management Money Market Fund
MONEY MARKET FUND                        Evergreen Money Market Fund
                                         Wells Fargo Advantage Overland Express Sweep Fund
TREASURY PLUS MONEY MARKET FUND          Evergreen Treasury Money Market Fund
                                         Evergreen Institutional Treasury Money Market Fund
100% TREASURY MONEY MARKET FUND          Evergreen Institutional 100% Treasury Money Market Fund

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

                  Wells Fargo Advantage Money Market Funds 169


Notes to Financial Statements (Unaudited)

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and/or tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At February 28, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                 Expiration
                                         ---------------------------
                                           2013      2017      2018
                                         -------   --------   ------
CALIFORNIA MUNICIPAL MONEY MARKET FUND   $     0   $      0   $4,878
MONEY MARKET FUND                              0    887,454        0
TREASURY PLUS MONEY MARKET FUND           61,122     19,571        0

                  170 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, all of the Funds' investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in each Fund's Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                Commercial paper
                                                                ----------------
MONEY MARKET FUND
BALANCE AS OF FEBRUARY 28, 2010                                   $ 24,054,974
   Accrued discounts (premiums)                                              0
   Realized gains (loss)                                           (12,920,449)
   Change in unrealized appreciation (depreciation)                 15,379,410
   Net purchases (sales)                                           (26,513,935)
   Net transfer in (out) of Level 3                                          0
BALANCE AS OF AUGUST 31, 2010                                     $          0
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   RELATING TO SECURITIES HELD AT THE END OF REPORTING PERIOD     $          0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, for each Fund except Money Market Fund and 100% Treasury Money Market Fund, Funds Management is paid at an annual rate of 0.10% of each Fund's average daily net assets. Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets increases for Money Market

                  Wells Fargo Advantage Money Market Funds 171


Notes to Financial Statements (Unaudited)

Fund and 100% Treasury Money Market Fund. Prior to July 1, 2010 California Municipal Money Market Fund, Money Market Fund and, 100% Treasury Money Market Fund paid an annual advisory fee which started at 0.30% and declined to 0.25% as the average daily net assets increased. Prior to July 12, 2010, the Municipal Cash Management Money Market Fund's predecessor fund, Evergreen Institutional Municipal Money Market Fund, paid an advisory fee to Evergreen Investment Management Company, LLC ("EIMC"), a subsidiary of Wells Fargo & Company, an annual fee which started at 0.11% and declined to 0.09% as the average daily net assets of the predecessor fund increased.

For the six months ended August 31, 2010, the advisory fee was equivalent to an annual rate for each Fund as follows:

                                                 Advisory Fees
                                              (% of Average Daily
                                                  Net Assets)
                                              -------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND               0.21
CASH INVESTMENT MONEY MARKET FUND                    0.10
GOVERNMENT MONEY MARKET FUND                         0.10
HERITAGE MONEY MARKET FUND                           0.10
MONEY MARKET FUND                                    0.27
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND          0.11
NATIONAL TAX-FREE MONEY MARKET FUND                  0.10
PRIME INVESTMENT MONEY MARKET FUND                   0.10
TREASURY PLUS MONEY MARKET FUND                      0.10
100% TREASURY MONEY MARKET FUND                      0.27

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                                            Administration
                                                                              Fees (% of
                                                           Average Daily     Average Daily
                                                            Net Assets        Net Assets)
                                                         ----------------   --------------
FUND LEVEL                                               First $5 billion        0.05
                                                          Next $5 billion        0.04
                                                         Over $10 billion        0.03
CLASS A, CLASS B, CLASS C, DAILY CLASS AND SWEEP CLASS   All asset levels        0.22
ADMINISTRATOR CLASS                                      All asset levels        0.10
INSTITUTIONAL CLASS                                      All asset levels        0.08
INVESTOR CLASS                                           All asset levels        0.25*
SERVICE CLASS                                            All asset levels        0.12

*    Prior to July 1, 2010, the administration fee for Investor Class was 0.27%.

Prior to July 12, 2010, the predecessor fund of Municipal Cash Management Money Market Fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the combined average daily net assets of the Evergreen money market funds which started at 0.06% and declined to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increased.

                  172 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

Prior to July 12, 2010, the predecessor fund of Municipal Cash Management Money Market Fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B, Class C, Daily Class and Sweep Class shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, Daily Class and Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets for Class B and Class C shares, 0.25% of the average daily net assets for Daily Class shares and 0.35% of the average daily net assets for Sweep Class shares.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Daily Class, Investor Class, Service Class and Sweep Class of each applicable Fund is charged a fee at an annual rate of 0.25% of its respective average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

Prior to July 12, 2010, Class A, Class IN, Class IS and Class P shares of the predecessor fund of Municipal Cash Management Money Market Fund were each charged at fee at an annual rate of 0.05%, 0.10%, 0.25% and 0.50%, respectively, of the average daily net assets attributable to each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. ACQUISITIONS

After the close of business on July 9, 2010, California Municipal Money Market Fund acquired the net assets of Evergreen California Municipal Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Money Market Fund for 446,319,848 shares of California Municipal Money Market Fund valued at $446,260,080 at an exchange ratio of 1.00. Shareholders holding Class A, Class S and Class I shares of Evergreen California Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of California Municipal Money Market Fund in the reorganization. The investment portfolio of Evergreen California Municipal Money Market Fund with a fair value of $445,550,863 and amortized cost of $445,550,863 at July 9, 2010 were the principal assets acquired by California Municipal Money Market Fund. The aggregate net assets of Evergreen California Municipal Money Market Fund and California Municipal Money Market Fund immediately prior to the acquisition were $446,260,080 and $2,586,576,467, respectively. The aggregate net assets of California Municipal Money Market Fund immediately after the acquisition were $3,032,836,556. For financial reporting purposes, assets received and shares issued by California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Money Market Fund was carried forward to align ongoing reporting of California Municipal Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for California Municipal Money Market Fund, California Municipal Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                       $478,859
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $ 28,076
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $506,935

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen California Municipal Money Market Fund that have been included in California Municipal Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Government Money Market Fund acquired the net assets of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund. The purpose of the

                  Wells Fargo Advantage Money Market Funds 173


Notes to Financial Statements (Unaudited)

transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund at an exchange ratio of 1.00. Shareholders holding Class A and Class S shares of Evergreen U.S. Government Money Market Fund received Class A and Sweep Class shares, respectively, of Government Money Market Fund in the reorganization. Shareholders holding Class IS, Class I, Class IN and Class P shares of Evergreen Institutional U.S. Government Money Market Fund received Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Government Money Market Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund with fair values of $677,045,951 and $1,421,726,121, respectively, and amortized costs of $677,045,951 and $1,421,726,121, respectively, at July 9, 2010, were the principal assets acquired by Government Money Market Fund. For financial reporting purposes, assets received and shares issued by Government Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund were carried forward to align ongoing reporting of Government Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

                                                Value of Net
Acquired Fund                                 Assets Acquired        Number of Shares Issued
-------------                                 ---------------   ---------------------------------
EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND    $  677,542,188   507,981,859 Class A
                                                                169,606,962 Sweep Class
EVERGREEN INSTITUTIONAL U.S. GOVERNMENT
   MONEY MARKET FUND                            1,423,371,926   99,516,216 Service Class
                                                                1,324,050,351 Institutional Class

The aggregate net assets of the Government Money Market Fund immediately before and after the acquisitions were $25,563,224,306 and $27,664,138,420 respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Government Money Market Fund, Government Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been

NET INVESTMENT INCOME                                       $3,899,163
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $ (191,442)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $3,707,721

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund that have been included in Government Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Heritage Money Market Fund acquired the net assets of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund at an exchange ratio of 1.00. Shareholders holding Class AD, Class I, Class IS, Class IN and Class P shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund received Institutional Class, Institutional Class, Service Class, Institutional Class and Service Class shares, respectively, of Heritage Money Market Fund in the reorganizations. The investment portfolio of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund with fair values of $5,242,726,421 and $2,728,433,070, respectively, and amortized costs of $5,242,726,421 and $2,728,433,070, respectively, at July 9, 2010, were the principal assets acquired by Heritage Money Market Fund. For financial reporting purposes, assets received and shares issued by Heritage Money Market Fund were recorded at fair value; however, the cost basis of the investments received from

                  174 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund were carried forward to align ongoing reporting of Heritage Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

                                              Value of Net
Acquired Fund                               Assets Acquired        Number of Shares Issued
-------------                               ---------------   ---------------------------------
EVERGREEN INSTITUTIONAL MONEY MARKET FUND    $5,222,668,670   4,163,101,010 Institutional Class
                                                              1,059,054,086 Service Class
EVERGREEN PRIME CASH MANAGEMENT
   MONEY MARKET FUND                          2,724,401,738   2,490,352,373 Institutional Class
                                                              237,164,447 Service Class

The aggregate net assets of the Heritage Money Market Fund immediately before and after the acquisitions were $34,308,360,606 and $42,255,431,014, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Heritage Money Market Fund, Heritage Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been

NET INVESTMENT INCOME                                       $34,328,084
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $   350,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $34,678,556

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund that have been included in Heritage Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Money Market Fund acquired the net assets of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund at an exchange ratio of 1.00. Shareholders holding Class A, Class B, Class C, Class I and Class S shares of Evergreen Money Market Fund received Class A, Class B, Class C, Service Class and Daily Class shares, respectively, of Money Market Fund in the reorganization. Existing shareholders of Wells Fargo Advantage Overland Express Sweep Fund received Daily Class shares of Money Market Fund in the reorganization. The investment portfolio of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund with fair values of $2,358,958,301 and $1,410,238,573, respectively, and amortized costs of $2,358,958,301 and $1,410,238,573, respectively, at July 9, 2010, were the principal assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund were carried forward to align ongoing reporting of Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

                                   Value of Net
Acquired Fund                    Assets Acquired    Number of Shares Issued
-------------                    ---------------   -------------------------
EVERGREEN MONEY MARKET FUND       $2,351,836,681   847,570,175 Class A
                                                   41,175,793 Class B
                                                   28,053,474 Class C
                                                   884,677,740 Daily Class
                                                   550,070,447 Service Class
WELLS FARGO ADVANTAGE OVERLAND
   EXPRESS SWEEP FUND              1,405,444,191   1,405,470,274 Daily Class

                  Wells Fargo Advantage Money Market Funds 175


Notes to Financial Statements (Unaudited)

The aggregate net assets of the Money Market Fund immediately before and after the acquisitions were $5,906,118,088 and $9,663,398,960, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Money Market Fund, Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been

NET INVESTMENT INCOME                                       $  493,561
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $2,425,532
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $2,919,093

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund that have been included in Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Treasury Plus Money Market Fund acquired the net assets of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund at an exchange ratio of 1.00. Shareholders holding Class A, Class I and Class S shares of Evergreen Treasury Money Market Fund received Class A, Service Class and Sweep Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. Shareholders holding Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Treasury Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of Treasury Plus Money Market Fund in the reorganization. The investment portfolio of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund with fair values of $912,239,952 and $4,245,469,766, respectively, and amortized costs of $912,239,952 and $4,245,469,766, respectively, at July 9, 2010, were the principal assets acquired by Treasury Plus Money Market Fund. For financial reporting purposes, assets received and shares issued by Treasury Plus Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund were carried forward to align ongoing reporting of Treasury Plus Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

                                         Value of Net
Acquired Fund                          Assets Acquired        Number of Shares Issued
-------------                          ---------------   ---------------------------------
EVERGREEN TREASURY MONEY MARKET FUND    $  912,250,694   142,146,381 Class A
                                                         628,695,052 Service Class
                                                         142,739,343 Sweep Class
EVERGREEN INSTITUTIONAL TREASURY
   MONEY MARKET FUND                     4,246,942,611   3,285,966,431 Institutional Class
                                                         962,955,612 Service Class

The aggregate net assets of the Treasury Plus Money Market Fund immediately before and after the acquisitions were $6,570,292,760 and $11,729,486,065, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for Treasury Plus Money Market Fund, Treasury Plus Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been

NET INVESTMENT INCOME                                       $675,645
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS   $      0
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $675,645

                  176 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund that have been included in Treasury Plus Money Market Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, 100% Treasury Money Market Fund acquired the net assets of Evergreen Institutional 100% Treasury Money Market Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Institutional 100% Treasury Money Market Fund for 598,457,777 shares of 100% Treasury Money Market Fund valued at $598,529,190 at an exchange ratio of 1.00. Shareholders holding Class I and Class IS shares of Evergreen Institutional 100% Treasury Money Market Fund received Administrator Class and Service Class shares, respectively, of 100% Treasury Money Market Fund in the reorganization. The investment portfolio of Evergreen Institutional 100% Treasury Money Market Fund with a fair value of $598,561,496 and amortized cost of $598,561,496 at July 9, 2010 were the principal assets acquired by 100% Treasury Money Market Fund. The aggregate net assets of Evergreen Institutional 100% Treasury Money Market Fund and 100% Treasury Money Market Fund immediately prior to the acquisition were $598,529,190 and $8,130,274,497, respectively. The aggregate net assets of 100% Treasury Money Market Fund immediately after the acquisition were $8,728,803,687. For financial reporting purposes, assets received and shares issued by 100% Treasury Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional 100% Treasury Money Market Fund was carried forward to align ongoing reporting of 100% Treasury Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for 100% Treasury Money Market Fund, 100% Treasury Money Market Fund's pro forma results of operations for the six months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                            $233,630
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS        $203,454
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $437,084

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Institutional 100% Treasury Money Market Fund that have been included in 100% Treasury Money Market Fund's Statement of Operations since July 12, 2010.

6. CONCENTRATION RISK

California Municipal Money Market Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                  Wells Fargo Advantage Money Market Funds 177


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen California Municipal Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen California Municipal Money Market Fund into Wells Fargo Advantage California Municipal Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $184,993,560
Net assets voted "Against"   $ 14,025,937
Net assets voted "Abstain"   $ 23,462,773

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Institutional Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Institutional Money Market Fund into Wells Fargo Advantage Heritage Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $3,155,603,301
Net assets voted "Against"   $   10,978,363
Net assets voted "Abstain"   $   82,072,124

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Prime Cash Management Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Prime Cash Management Money Market Fund INTO Wells Fargo Advantage Heritage Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $1,738,953,232
Net assets voted "Against"   $   12,002,000
Net assets voted "Abstain"   $  184,416,441

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen Institutional U.S. Government Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Institutional U.S. Government Money Market Fund into Wells Fargo Advantage Government Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $955,533,647
Net assets voted "Against"   $ 12,888,452
Net assets voted "Abstain"   $    439,389

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen U.S. Government Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen U.S. Government Money Market Fund into Wells Fargo Advantage Government Money market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $418,942,274
Net assets voted "Against"   $ 16,363,754
Net assets voted "Abstain"   $ 25,184,517

                  178 Wells Fargo Advantage Money Market Funds


                                       Notes to Financial Statements (Unaudited)

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Money Market Fund into Wells Fargo Advantage Money market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $1,298,442,117
Net assets voted "Against"   $   35,328,556
Net assets voted "Abstain"   $   70,290,168

On June 8, 2010, a Special Meeting of Shareholders for the Evergreen Treasury Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Treasury Money Market Fund into Wells Fargo Advantage Treasury Plus Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $518,254,575
Net assets voted "Against"   $  4,072,345
Net assets voted "Abstain"   $  3,030,163

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Institutional Treasury Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Institutional Treasury Money Market Fund into Wells Fargo Advantage Treasury Plus Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $2,820,639,990
Net assets voted "Against"   $    3,524,984
Net assets voted "Abstain"   $   90,654,446

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Institutional 100% Treasury Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Institutional 100% Treasury Money Market Fund into Wells Fargo Advantage 100% Treasury Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $336,850,167
Net assets voted "Against"   $  4,248,111
Net assets voted "Abstain"   $  1,474,917

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 155 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of

                  Wells Fargo Advantage Money Market Funds 179


Other Information (Unaudited)

each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                     POSITION HELD AND
NAME AND AGE         LENGTH OF SERVICE(2)    PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------         ---------------------   -----------------------------------------------------------   -------------------------
Peter G. Gordon      Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser     None
67                   Chairman, since 2005    Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Advisory Board          Retired. Prior thereto, President and CEO of BellSouth        CIGNA Corporation;
57                   Trustee, since 2008     Advertising and Publishing Corp from 2005 to 2007,            Deluxe Corporation
                                             President and CEO of BellSouth Enterprises from 2004 to
                                             2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University
                                             Foundation Board of Governors and a member of the Advisory
                                             Board of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief     None
61                                           Investment Officer of Minneapolis Employees Retirement Fund
                                             from 1996 to 2008. Ms. Johnson is an attorney, certified
                                             public accountant and a certified managerial accountant.

Leroy Keith,         Trustee, since 2010     Chairman, Bloc Global Services (development and               Trustee, Phoenix Fund
Jr.(3)                                       construction). Trustee of the Evergreen Funds from 1983 to    Complex (consisting of 46
71                                           2010. Former Managing Director, Almanac Capital Management    portfolios as of
                                             (commodities firm), former Partner, Stonington Partners,      12/31/09); Director,
                                             Inc. (private equity fund), former Director, Obagi Medical    Diversapack Co.
                                             Products Co. and former Director, Lincoln Educational         (packaging company)
                                             Services.

David F. Larcker     Advisory Board          James Irvin Miller Professor of Accounting at the Graduate    None
59                   Trustee, since 2008     School of Business, Stanford University, Director of
                                             Corporate Governance Research Program and Co-Director of
                                             The Rock Center for Corporate Governance since 2006. From
                                             2005 to 2008, Professor of Accounting at the Graduate
                                             School of Business, Stanford University. Prior thereto,
                                             Ernst & Young Professor of Accounting at The Wharton
                                             School, University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006     International Foundation of Employee Benefit Plans            None
57                                           Professor and Chair of the Department of Insurance and Risk
                                             Management, Wharton School of the University of
                                             Pennsylvania. Director of Wharton's Pension Research
                                             Council and Boettner Center on Pensions & Retirement
                                             Research, and Research Associate at the National Bureau of
                                             Economic Research. Previously, Cornell University Professor
                                             from 1978 to 1993.

Timothy J. Penny    Trustee, since 1996      President and CEO of Southern Minnesota Initiative            None
58                                           Foundation, a non-profit organization, since 2007 and
                                             Senior Fellow at the Humphrey Institute Policy Forum at the
                                             University of Minnesota since 1995. Member of the Board of
                                             Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Michael S.           Trustee, since 2010     Currently serves on the Investment Company Institute's        None
Scofield(3)                                  Board of Governors and Executive Committee. Former Chairman
67                                           of the Independent Directors Counsel. Trustee of the
                                             Evergreen Funds from 1984 to 2010. Retired Attorney, Law
                                             Offices of Michael S. Scofield and former Director and
                                             Chairman, Branded Media Corporation (multi-media branding
                                             company).

                  180 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

                     POSITION HELD AND
NAME AND AGE         LENGTH OF SERVICE(2)    PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------         ---------------------   -----------------------------------------------------------   -------------------------
Donald C. Willeke    Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General       None
70                                           Counsel of the Minneapolis Employees Retirement Fund from
                                             1984 until its consolidation into the Minnesota Public
                                             Employees Retirement Association on June 30, 2010.

OFFICERS

                     POSITION HELD AND
NAME AND AGE         LENGTH OF SERVICE(2)    PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------         ---------------------   -----------------------------------------------------------   -------------------------
Karla M. Rabusch     President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and        None
51                                           President of Wells Fargo Funds Management, LLC since 2003.
                                             Senior Vice President and Chief Administrative Officer of
                                             Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds      None
49                   Chief Legal Counsel,    Management, LLC since 2001. Vice President and Managing
                     since 2003              Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)    Treasurer, since 2009   Senior Vice President of Evergreen Investment Management      None
39                                           Company, LLC since 2006 and currently the Treasurer of the
                                             Evergreen Funds since 2005. Vice President and Assistant
                                             Vice President of Evergreen Investment Services, Inc. from
                                             1999 to 2006.

David Berardi(5)     Assistant Treasurer,    Vice President of Evergreen Investment Management Company,    None
34                   since 2009              LLC since 2008. Assistant Vice President of Evergreen
                                             Investment Services, Inc. from 2004 to 2008. Manager of
                                             Fund Reporting and Control for Evergreen Investment
                                             Management Company, LLC since 2004.

Jeremy DePalma(5)    Assistant Treasurer,    Senior Vice President of Evergreen Investment Management      None
36                   since 2009              Company, LLC since 2008. Vice President, Evergreen
                                             Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                             President, Evergreen Investment Services, Inc. from 2000 to
                                             2004 and the head of the Fund Reporting and Control Team
                                             within Fund Administration since 2005.

Debra Ann Early      Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management,     None
45                   Officer, since 2007     LLC since 2007. Chief Compliance Officer of Parnassus
                                             Investments from 2005 to 2007. Chief Financial Officer of
                                             Parnassus Investments from 2004 to 2007 and Senior Audit
                                             Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                  Wells Fargo Advantage Money Market Funds 181


Other Information (Unaudited)

BOARD CONSIDERATION OF

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA MUNICIPAL MONEY MARKET FUND, CASH INVESTMENT MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, HERITAGE MONEY MARKET FUND, MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND, PRIME INVESTMENT MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND (ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, SELECT CLASS AND SERVICE CLASS)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Municipal Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds

                  182 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

(the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Funds, and in comparison to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Funds was higher than or not appreciably lower than the median performance of each Fund's respective Universe for the periods under review, except for the one-year performance of the Treasury Plus Money Market Fund, which warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the one-year performance of the Treasury Plus Money Market Fund.

The Board received and considered information regarding each Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund's Expense Group. The Board noted that the net operating expense ratios of each of the Funds were in range of or lower than each Fund's respective Expense Group's median net operating expense ratio for these share classes. The Board noted that Funds Management has agreed to voluntary yield floor waivers for all the Funds, which were not taken into account in the Expense Group comparisons, and to continue contractual fee cap arrangements for certain Funds and to additional fee reductions with respect to other Funds.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund's Expense Group median. The Board noted that the Advisory Agreement Rates for the Funds were in range of or lower than the median rate of each Fund's Expense Group, except for the Administrator Class of the 100% Treasury Money Market Fund. The Board also noted that the Net Advisory Rates for the Funds were in range of or lower than the median rate of each Fund's Expense Group. The Board further noted that Funds Management has agreed to voluntary yield floor waivers for all the Funds and to continue contractual fee cap arrangements for certain Funds and to additional contractual fee reductions with respect to other Funds. The Board concluded that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers and taking into account changes in Advisory Agreement Rates with respect to the California Municipal Money Market Fund, Money Market Fund and 100% Treasury Money Market Fund, were acceptable in light of the Funds' Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

                  Wells Fargo Advantage Money Market Funds 183


Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Funds.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds' shares, including the multiple channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                  184 Wells Fargo Advantage Money Market Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
PFOTER  -- Puttable Floating Option Tax-Exempt Receipts
plc     -- Public Limited Company
PUTTER  -- Puttable Tax-Exempt Receipts
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                                       (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                  www.wellsfargo.com/advantagefunds

                                                                     12578110-10
                                                              SMMINS/SAR11608-10

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Semi-Annual Report

August 31, 2010

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

-    WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST

-    WELLS FARGO ADVANTAGE MONEY MARKET TRUST

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage California Municipal Money Market Trust .............    4
Wells Fargo Advantage Money Market Trust ..................................    6
Wells Fargo Advantage National Tax-Free Money Market Trust ................    8
FUND EXPENSES .............................................................   10
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage California Municipal Money Market Trust .............   11
Wells Fargo Advantage Money Market Trust ..................................   16
Wells Fargo Advantage National Tax-Free Money Market Trust ................   28
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   33
Statements of Operations ..................................................   34
Statements of Changes in Net Assets .......................................   36
Financial Highlights ......................................................   40
NOTES TO FINANCIAL STATEMENTS .............................................   42
OTHER INFORMATION .........................................................   45
LIST OF ABBREVIATIONS .....................................................   52

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1932   KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971   WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
       FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
       (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984   WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996   EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation
Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation
Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced
Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market
Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY Fund(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT Fund(SM), WELLS FARGO ADVANTAGE ENTERPRISE Fund(SM), WELLS FARGO ADVANTAGE OPPORTUNITY Fund(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY Fund(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 Fund(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET Fund(SM), WELLS FARGO ADVANTAGE VT DISCOVERY Fund(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY Fund(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Trusts


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE RECENT SIX-MONTH PERIOD THAT ENDED AUGUST 31, 2010, WAS CHARACTERIZED BY GOOD MOMENTUM FROM AN INCREASE IN CONFIDENCE AND RISK APPETITE ACROSS MOST FIXED-INCOME MARKETS, AS PARTICIPANTS SOUGHT TO MAXIMIZE YIELD AND VALUE WHILE MINIMIZING VOLATILITY.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the six-month period that ended August 31, 2010.

During this period, fixed-income markets continued the momentum that began in 2009, resulting in positive returns in nearly every sector--credit, Treasuries, government-related, and municipals. In general, taxable securities, especially credit, performed relatively well over the recent six-month period, benefiting from growing economic activity, and low interest rates. While there were certainly signs of improvement across the financial landscape, there were several headwinds, especially overseas, that prompted many investors to continue to seek the stability and liquidity offered by WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

INVESTORS FOUND CONFIDENCE AND BEGAN THE SEARCH FOR YIELD.

Throughout much of 2009, investors were still wary of market risks and deepening economic declines and wondered if government interventions would be effective in bolstering the financial system. Whether or not economic conditions would improve in the near term was not as important to the markets' performance as the basic understanding that they would likely not get any worse. Extensive government policy measures--including extraordinarily accommodative monetary policy--bolstered investor confidence. In addition, for money-market-eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility, the Commercial Paper Funding Facility, and the Temporary Liquidity Guarantee Program. Non-U.S. Treasury fixed-income markets--most notably the corporate, asset-backed securities (ABS), and municipal markets--rallied for most of the second half of 2009 and into 2010. As a result, the recent six-month period that ended August 31, 2010, was characterized by good momentum from an increase in confidence and risk appetite across most fixed-income markets, as participants sought to maximize yield and value while minimizing volatility.

Entering 2010, investors appeared to be less concerned with the risks of a possible deepening recession and instead were more focused on the potential for increasing interest rates. During the first seven months of 2010, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record--certainly steeper than at any point during 2009. The investor sentiment that strengthened toward the end of 2009 was tempered by global credit fears and signals from the Fed suggesting that short-term interest rates would remain at their current historic lows until 2011.

RULE 2A-7 REFORMS, "DODD-FRANK BILL," AND LACK OF SUPPLY CONTINUE TO DEFINE MONEY MARKET LANDSCAPE.

On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of "second tier" and illiquid securities, required firms to periodically stress-test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. These changes were well-known by the money market fund industry. While these amendments have induced money market managers to focus on shorter

                   Wells Fargo Advantage Money Market Trusts 3


Letter to Shareholders

maturities--increasing demand for securities that meet the new requirements--we have seen a relatively smooth transition across the marketplace. In our opinion, our funds have been well-positioned to accommodate the terms of the new regulations, especially since we have a long history of managing our funds within the guidelines now required of the entire industry.

On July 16, 2010, the Senate passed the Restoring American Financial Stability Act of 2010, also known as the "Dodd-Frank bill." Among the many provisions in this bill, the reform addresses special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left that area essentially unchanged.

The upcoming fiscal year is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates. Thus, in light of the varying credit risks, we continue to remain cautiously optimistic--just as we were over the past six months--but with more of a focus on upholding liquidity in a tightening regulatory environment and a potentially rising interest-rate environment. We are confident that our portfolio strategy, with its emphasis on liquidity and a stable $1.00 net asset value, will enable our money market funds to meet these challenges successfully.

We offer steady investment disciplines with several broad diversification options. Experience tells us that strict adherence to time-tested strategies has its rewards. WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

In the current environment, we believe that fundamental credit analysis and issue selection will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS, we intend to continue assessing relative-value opportunities while focusing on liquidity and quality issues throughout the short-term securities markets and across our lineup of money market funds.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

IN LIGHT OF THE VARYING CREDIT RISKS, WE CONTINUE TO REMAIN CAUTIOUSLY OPTIMISTIC--JUST AS WE WERE OVER THE PAST SIX MONTHS--BUT WITH MORE OF A FOCUS ON UPHOLDING LIQUIDITY IN A TIGHTENING REGULATORY ENVIRONMENT AND A POTENTIALLY RISING INTEREST-RATE ENVIRONMENT.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                   4 Wells Fargo Advantage Money Market Trusts


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST (the Fund) seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester
James Randazzo

FUND INCEPTION

May 5, 1997


PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Municipal Commercial Paper    (3%)
Municipal Bonds              (97%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 Day        (10%)
2-7 Days     (87%)
8-14 Days     (1%)
15-29 Days    (2%)

----------
(1.) Portfolio allocation and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Trusts 5


Performance Highlights

       WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

Inception Date   6 Month*   1 Year   5 Year   10 Year
--------------   --------   ------   ------   -------
  05/05/1997       0.07      0.11     1.97      1.79

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2010)

7-Day Current Yield     0.15%
7-Day Compound Yield    0.15%
30-Day Simple Yield     0.13%
30-Day Compound Yield   0.13%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.15%.

                   6 Wells Fargo Advantage Money Market Trusts


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
David D. Sylvester
Laurie White

FUND INCEPTION
September 17, 1990

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

Banker Acceptance Notes    (1%)
US Treasury Bills          (1%)
Municipal Bonds           (10%)
Corporate Bonds & Notes    (3%)
Commercial Paper          (46%)
Repurchase Agreements     (18%)
Certificate of Deposit    (11%)
Time Deposits             (10%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

1 Day          (31%)
2-7 Days       (17%)
8-14 Days       (8%)
15-29 Days     (12%)
30-59 Days     (14%)
60-89 Days      (8%)
90-179 Days     (6%)
180-269 Days    (1%)
270+ Days       (3%)

----------
(1.) Portfolio allocation and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Trusts 7


Performance Highlights

                            WELLS FARGO ADVANTAGE MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2)(%)(AS OF AUGUST 31, 2010)

Inception Date   6 Month*   1 Year   5 Year   10 Year
--------------   --------   ------   ------   -------
  09/17/1990       0.10      0.17     2.92      2.70

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2010)

7-Day Current Yield     0.29%
7-Day Compound Yield    0.29%
30-Day Simple Yield     0.30%
30-Day Compound Yield   0.30%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.23%.

                   8 Wells Fargo Advantage Money Market Trusts


                                                          Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester
James Randazzo

FUND INCEPTION

November 10, 1997

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Municipal Commercial Paper    (4%)
Municipal Bonds              (96%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

1 Day          (16%)
2-7 Days       (78%)
30-59 Days      (4%)
180-269 Days    (2%)

----------
(1.) Portfolio allocation and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Trusts 9


Performance Highlights

          WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2010)

Inception Date   6 Month*   1 Year   5 Year   10 Year
--------------   --------   ------   ------   -------
  11/10/1997       0.07      0.10     2.02      1.89

* Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2010)

7-Day Current Yield        0.12%
7-Day Compound Yield       0.12%
30-Day Simple Yield        0.08%
30-Day Compound Yield      0.08%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.07%.

                  10 Wells Fargo Advantage Money Market Trusts


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Beginning         Ending         Expenses
                                                                Account Value   Account Value    Paid During      Net Annual
                                                                 03-01-2010      08-31-2010     the Period(1)   Expense Ratio
                                                                -------------   -------------   -------------   -------------
WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST
   Actual                                                         $1,000.00       $1,000.74         $0.96           0.19%
   Hypothetical (5% return before expenses)                       $1,000.00       $1,024.25         $0.97           0.19%
WELLS FARGO ADVANTAGE MONEY MARKET TRUST
   Actual                                                         $1,000.00       $1,001.04         $0.81           0.16%
   Hypothetical (5% return before expenses)                       $1,000.00       $1,024.40         $0.82           0.16%
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
   Actual                                                         $1,000.00       $1,000.70         $0.96           0.19%
   Hypothetical (5% return before expenses)                       $1,000.00       $1,024.25         $0.97           0.19%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                  Wells Fargo Advantage Money Market Trusts 11


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ------------
COMMERCIAL PAPER: 3.34%
$  6,500,000   GOLDEN GATE BRIDGE HIGHWAY & TRANSPORTATION DISTRICT                         0.25%     09/08/2010   $  6,500,000
   9,115,000   SAN JOAQUIN TRANSPORTATION AUTHORITY                                         0.23      09/15/2010      9,115,000
TOTAL COMMERCIAL PAPER (COST $15,615,000)                                                                            15,615,000
                                                                                                                   ------------
MUNICIPAL BONDS & NOTES: 96.57%
CALIFORNIA: 95.23%
   2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
               BERKELEY PROJECT A (OTHER REVENUE, FNMA INSURED)+/-ss                        0.34      05/15/2033      2,000,000
   1,300,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
               BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss               3.40      07/01/2038      1,300,000
   3,400,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MARIN
               COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-ss             0.28      07/01/2037      3,400,000
   1,300,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
               ACTON COURTYARD SERIES A (OTHER REVENUE, FHLMC INSURED)+/-ss                 0.29      04/01/2037      1,300,000
   3,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
               ARTECH BUILDING B (OTHER REVENUE, FHLMC INSURED)+/-ss                        0.29      05/01/2029      3,200,000
   3,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
               FINE ARTS BUILDING PROJECTS SERIES A
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                         0.34      07/15/2035      3,000,000
   3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
               GAIA BUILDING PROJECT SERIES A
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                         0.34      09/15/2032      3,100,000
   1,560,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
               ST. ANTHONY FOUNDATION
               (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.28      03/01/2037      1,560,000
   1,390,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA THE
               HEAD-ROYCE SCHOOL
               (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.37      09/01/2036      1,390,000
   1,740,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION SCHOOLS SACRED
               HEART SERIES FB
               (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.26      06/01/2030      1,740,000
   4,285,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               ZOOLOGICAL SOCIETY OF SAN DIEGO
               (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.26      10/01/2034      4,285,000
   1,120,000   ALAMEDA CA PFA SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                 0.25      05/15/2035      1,120,000
   2,000,000   ANAHEIM CA HOUSING AUTHORITY COBBLESTONE APARTMENTS SERIES B
               (MFHR, FNMA INSURED)+/-ss                                                    0.31      03/15/2033      2,000,000
     911,500   ARCADIA COUNTY CA SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
               LOC)+/-ss++                                                                  0.30      08/01/2013        911,500
   2,280,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
               FIRST SECURITY BANK LOC)+/-ss                                                0.36      09/01/2035      2,280,000
   8,400,000   BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES D1
               (HIGHWAY TOLLS REVENUE, JPMORGAN CHASE BANK SPA)+/-ss                        0.25      04/01/2045      8,400,000
   4,250,000   BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES G1
               (HIGHWAY REVENUE TOLLS REVENUE, BNP PARIBAS LOC)+/-ss                        0.25      04/01/2045      4,250,000
     700,000   BRANCH BANKING & TRUST MUNICIPAL TRUST (LEASE REVENUE,
               BRANCH BANKING & TRUST LOC)+/-ss++                                           0.30      09/01/2022        700,000
   2,645,000   BRANCH BANKING &TRUST MUNICIPAL TRUST FLOATERS SERIES 2049
               (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss ++                             0.33      02/01/2027      2,645,000
   1,265,000   BURBANK CA RDA MFHR ISSUE A (HOUSING REVENUE, FHLB INSURED)+/-ss             0.20      11/01/2010      1,265,000
     290,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
               CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE, BANK OF AMERICA
               NA LOC)+/-ss++                                                               0.30      10/01/2020        290,000
   1,200,000   CALIFORNIA CDA MFHR GLEN HAVEN APARTMENTS SERIES 2002
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                         0.30      04/15/2035      1,200,000
   2,100,000   CALIFORNIA CDA REFUNDING MFHR PUTTER SERIES 2680 (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss++                                              0.40      05/15/2016      2,100,000
  14,000,000   CALIFORNIA CDA REFUNDING MFHR SERIES 381 (OTHER REVENUE, FHLMC
               INSURED)+/-ss++                                                              0.39      02/01/2053     14,000,000
   8,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
               UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                      0.30      11/01/2042      8,500,000
     750,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF LA
               VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
               LOC)+/-ss                                                                    2.60      03/01/2038        750,000

                  12 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ------------
CALIFORNIA (continued)
$  4,600,000   CALIFORNIA FINANCE AUTHORITY RB KEHILLAH JEWISH HIGH SCHOOL
               SERIES 2009
               (PRIVATE SCHOOLS REVENUE, CALIFORNIA BANK & TRUST LOC)+/-ss                  0.28%     08/01/2039   $  4,600,000
  11,155,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE GENERALE LOC)+/-ss            0.26      05/01/2040     11,155,000
   1,200,000   CALIFORNIA GO SERIES B-1 (GENERAL FUND REVENUE, CITIBANK NA
               LOC)+/-ss                                                                    0.25      05/01/2034      1,200,000
   1,100,000   CALIFORNIA GO SERIES C-3 (SALES TAX REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                                    0.24      07/01/2023      1,100,000
   2,110,000   CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY ADVENTIST
               HOSPITAL PROJECT SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                0.23      09/01/2028      2,110,000
  15,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK AMERICAN
               NATIONAL RED CROSS (HOUSING REVENUE, US BANK NA LOC)+/-ss                    0.26      09/01/2034     15,500,000
   2,910,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               ACADEMY SERIES A (OTHER REVENUE, US BANK NA LOC)+/-ss                        0.24      09/01/2038      2,910,000
   2,115,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               ACADEMY SERIES C (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss               0.24      09/01/2038      2,115,000
     700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J PAUL
               GETTY PROJECT SERIES A2 (RECREATIONAL REVENUE)+/-ss                          0.18      10/01/2047        700,000
     325,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J PAUL
               GETTY PROJECT SERIES B (RECREATIONAL REVENUE)+/-ss                           0.18      04/01/2033        325,000
   1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK JEWISH
               COMMUNITY CENTER SERIES A
               (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.23      12/01/2031      1,000,000
     400,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
               FRANCIAS DE LOS ANGELES PROJECT
               (COLLEGE & UNIVERSITY REVENUE, MELLON BANK NA LOC)+/-ss                      0.27      09/01/2036        400,000
   3,375,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
               COUNTY PERFORMING SERIES A
               (RECREATIONAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                          0.25      07/01/2034      3,375,000
   1,980,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
               R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss ++                           0.28      07/01/2030      1,980,000
   1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
               MARGARET EPISCOPAL SCHOOL SERIES 2008
               (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                    3.40      01/01/2038      1,000,000
   2,800,000   CALIFORNIA PCFA EXEMPT FACILITIES REVENUE EXXON MOBIL PROJECT
               (IDR, BANK OF AMERICA NA LOC)+/-ss                                           0.22      12/01/2029      2,800,000
   2,800,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES B (IDR, JPMORGAN
               CHASE BANK LOC)+/-ss                                                         0.28      11/01/2026      2,800,000
   1,600,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES E (IDR, BANK ONE
               CHICAGO NA LOC)+/-ss                                                         0.22      11/01/2026      1,600,000
   1,125,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE,
               BANQUE NATIONALE PARIS LOC)+/-ss                                             0.29      11/01/2017      1,125,000
   4,425,000   CALIFORNIA SCRIPPS HEALTH SERIES B
               (HEFAR, WACHOVIA BANK LOC)+/-ss@@                                            0.25      10/01/2031      4,425,000
   4,525,000   CALIFORNIA SCRIPPS HEALTH SERIES F (HEFAR, NORTHERN TRUST
               CORPORATION LOC)+/-ss                                                        0.23      10/01/2031      4,525,000
   1,200,000   CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                                0.24      06/01/2034      1,200,000
   2,600,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
               REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                       0.23      05/01/2011      2,600,000
   2,350,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC
               BANK NV LOC)+/-ss                                                            0.27      05/01/2022      2,350,000
     890,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN CHASE
               BANK LOC)+/-ss++                                                             0.30      06/01/2016        890,000
     700,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-2 (RECOVERY
     700,000   REVENUE, JPMORGAN CHASE & COMPANY LOC)+/-ss                                  0.23      07/01/2023        700,000
   2,750,000   CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A
               (IDR, BANQUE NATIONALE PARIS LOC)+/-ss                                       0.32      12/01/2026      2,750,000
     500,000   CALIFORNIA STATE KINDERGARTEN B3 (OTHER REVENUE, CITIBANK NA
               LOC)+/-ss                                                                    0.23      05/01/2034        500,000
   2,175,000   CALIFORNIA STATE SERIES 2758
               (OTHER REVENUE, AMBAC INSURED)+/-ss++                                        0.55      07/01/2017      2,175,000
   3,500,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
               BANK LOC)+/-ss                                                               0.27      05/01/2040      3,500,000
     200,000   CALIFORNIA STATE SERIES A2 ( GO, BANK OF MONTREAL LOC)+/-ss                  0.22      05/01/2033        200,000
   3,700,000   CALIFORNIA STATE SERIES A3 (GO, BANK OF MONTREAL LOC)+/-ss                   0.25      05/01/2033      3,700,000
   3,250,000   CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)+/-ss             0.24      05/01/2034      3,250,000
     750,000   CALIFORNIA STATE SERIES C1 (OTHER REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                                    0.26      05/01/2033        750,000
   5,100,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
               INSURED)+/-ss                                                                0.35      07/01/2027      5,100,000
   2,855,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B (MFHR,
               FHLMC INSURED)+/-ss                                                          0.30      11/01/2036      2,855,000
   4,660,000   CALIFORNIA STATEWIDE CDA GREENBACK MANOR APARTMENTS SERIES A
               COLLATERALIZED BY FHLB (MFHR, EAST WEST BANK LOC)+/-ss                       0.35      02/01/2028      4,660,000

                  Wells Fargo Advantage Money Market Trusts 13


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ------------
CALIFORNIA (continued)
$  4,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
               (MFHR, FHLMC INSURED)+/-ss++                                                 0.28%     01/01/2038   $  4,000,000
     720,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
               (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                                   0.24      12/01/2036        720,000
   2,000,000   CALIFORNIA STATEWIDE CDA SERIES 3108
               (HCFR, AMBAC INSURED)+/-ss++                                                 0.30      08/15/2038      2,000,000
   5,900,000   CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT (OTHER REVENUE,
               BANK OF AMERICA LOC)+/-ss                                                    0.26      11/15/2030      5,900,000
     540,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR,
               FNMA INSURED)+/-ss                                                           0.31      11/15/2039        540,000
   1,005,000   CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
               (MFHR, FNMA INSURED)+/-ss                                                    0.32      11/15/2035      1,005,000
   1,755,000   CAMARILLO CA HACIENDA DE CAMARILLO PROJECT
               (MFHR, FNMA INSURED)+/-ss                                                    0.28      10/15/2026      1,755,000
   1,300,000   CONTRA COSTA COUNTY CA SERIES B (MFHR, FNMA INSURED)+/-ss                    0.26      11/15/2022      1,300,000
   4,000,000   CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA INSURED)+/-ss                 0.31      02/01/2023      4,000,000
   6,695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (TAX REVENUE,
               NATL-RE INSURED)+/-ss++                                                      0.29      09/01/2037      6,695,000
   5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)+/-ss++                                     0.30      08/01/2032      5,000,000
   8,760,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
               FIRST SECURITY BANK LOC)+/-ss++                                              0.30      02/01/2038      8,760,000
     720,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)+/-ss++                                     0.30      08/01/2028        720,000
     110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)+/-ss++                                     0.30      08/01/2031        110,000
     305,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
               REVENUE, NATL-RE LOC)+/-ss++                                                 0.30      08/01/2031        305,000
   2,155,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)+/-ss++                                     0.30      08/01/2033      2,155,000
   1,395,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
               REVENUE, NATL-RE LOC)+/-ss++                                                 0.30      06/01/2031      1,395,000
     325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE,
               AMBAC INSURED)+/-ss++                                                        0.30      11/01/2038        325,000
   1,690,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE,
               FGIC INSURED)+/-ss++                                                         0.30      06/01/2035      1,690,000
     705,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE,
               AMBAC INSURED)+/-ss++                                                        0.30      06/01/2028        705,000
  10,190,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT LOCAL
               DE FRANCE LOC)+/-ss                                                          0.34      06/01/2038     10,190,000
     860,000   EAST BAY CA MUD SUBSERIES C
               (OTHER REVENUE, DEXIA CREDIT SA LOC)+/-ss                                    0.34      06/01/2027        860,000
     810,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
               SERIES A (LEASE REVENUE, DEXIA CREDIT SA LOC)+/-ss                           0.29      03/01/2036        810,000
   3,485,000   ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B
               (WATER & SEWER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      2.90      07/01/2035      3,485,000
   5,600,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES 3123
               (OTHER REVENUE)+/-ss++                                                       0.37      06/01/2045      5,600,000
   7,425,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II
               R-11519 (PROPERTY TAX REVENUE, CITY NATIONAL BANK LOC)+/-ss++                0.30      02/01/2016      7,425,000
   7,705,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
               (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.50      02/01/2028      7,705,000
   4,875,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
               (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.50      02/01/2038      4,875,000
   3,120,000   HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
               INSURED)+/-ss                                                                0.31      03/01/2028      3,120,000
   2,325,000   IRVINE CA IMPROVEMENT BOARD ACT DISTRICT NO. 87-8 (SPECIAL
               ASSESSMENT REVENUE, KBC BANK NV LOC)+/-ss                                    0.23      09/02/2024      2,325,000
     350,000   IRVINE CA IMPROVEMENT BOND ACT 1915 SERIES 07-22-A
               (OTHER REVENUE, KBC BANK NV LOC)+/-ss                                        0.23      09/02/2032        350,000
   2,325,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3164 (PROPERTY TAX
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss++                                     0.30      08/01/2015      2,325,000
   3,935,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3547 (WATER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss++                                              0.30      07/01/2017      3,935,000
   4,125,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3750 (WATER REVENUE,
               AMBAC INSURED)+/-ss++                                                        0.30      01/01/2015      4,125,000
   2,565,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3760 (SCHOOL REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss++                                              0.45      08/01/2012      2,565,000

                  14 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ------------
CALIFORNIA (continued)
$  2,000,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
               SERIES A (MFHR, FNMA INSURED)+/-ss                                           0.26%     02/15/2031   $  2,000,000
   3,100,000   LOS ANGELES CA COMMUNITY RDA SECOND & CENTRAL APARTMENTS PROJECT
               (HOUSING REVENUE, HSBC USA NA LOC)+/-ss                                      0.27      12/01/2038      3,100,000
   2,500,000   LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
               UNIVERSITY REVENUE, STATE STREET BANK & TRUST LOC)+/-ss                      0.27      08/01/2038      2,500,000
   2,675,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)+/-ss                                              3.40      07/01/2037      2,675,000
   2,525,000   LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER & SEWER REVENUE,
               NATL-RE LOC)+/-ss++                                                          0.31      01/01/2013      2,525,000
   2,300,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-ss                0.23      07/01/2035      2,300,000
   2,990,000   LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
               NATL-RE LOC)+/-ss++                                                          0.30      06/01/2013      2,990,000
     535,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
               FIRST SECURITY BANK LOC)+/-ss++                                              0.30      01/01/2014        535,000
   3,185,000   LOS ANGELES COUNTY CA CDA MFHR METROPOLTIAN APARTMENTS PROJECT
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                         0.27      12/15/2024      3,185,000
   1,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               SERIES C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)+/-ss                 0.24      07/01/2025      1,200,000
   1,450,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE,
               STATE STREET BANK & TRUST COMPANY LOC)+/-ss                                  0.24      10/01/2042      1,450,000
   2,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
               (WATER REVENUE, CITIBANK NA LOC)+/-ss++                                      0.29      02/01/2015      2,000,000
   4,200,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS CLASS
               A (WATER REVENUE, CITIBANK NA LOC)+/-ss++                                    0.29      07/01/2037      4,200,000
   2,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
               SERIES B-3 (WATER REVENUE)+/-ss                                              0.23      07/01/2035      2,600,000
     125,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS SERIES
               C (WATER REVENUE)+/-ss                                                       0.30      07/01/2027        125,000
   7,020,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
               PROJECT A (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                      0.25      09/01/2033      7,020,000
   2,700,000   OAKLAND CA REDEVELOPMENT AUTHORITY MFHR (HOUSING REVENUE, FLHMC
               INSURED)+/-ss++                                                              0.39      10/01/2050      2,700,000
   1,050,000   OCEANSIDE CA ACE-SHADOW WAY (HOUSING REVENUE, FNMA INSURED)+/-ss             0.25      03/01/2049      1,050,000
     830,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
               HARBOR POINT PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-ss                   0.26      12/01/2022        830,000
   1,900,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
               01-1 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)+/-ss                    0.23      09/02/2033      1,900,000
   2,640,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                0.30      03/01/2037      2,640,000
   4,960,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)+/-ss                                                                    0.27      02/01/2035      4,960,000
   3,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY ARLINGTON CREEK APARTMENT
               SERIES I (HOUSING REVENUE, FNMA INSURED)+/-ss                                0.29      05/15/2034      3,000,000
     860,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY LOGAN PARK APARTMENTS
               ISSUE E (HOUSING REVENUE, FHLMC INSURED)+/-ss                                0.30      05/01/2042        860,000
   4,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
               SERIES D (MFHR, FNMA INSURED)+/-ss                                           0.33      02/15/2031      4,000,000
   1,855,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
               PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-ss                                   0.28      12/01/2022      1,855,000
   1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCE AUTHORITY
               SERIES B (SEWER REVENUE, BANK OF AMERICA LOC)+/-ss                           0.23      12/01/2037      1,000,000
   5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
               SUBORDINATE LIEN SACRAMENTO REGULATION SERIES C
               (SEWER REVENUE, CREDIT AGRICOLE INDOSUEZ LOC)+/-ss                           0.30      12/01/2030      5,000,000
   1,500,000   SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
               FNMA INSURED)+/-ss                                                           0.27      02/15/2027      1,500,000
   2,690,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES
               37-D (OTHER REVENUE, AGM INSURED)+/-ss                                       0.32      05/01/2030      2,690,000
     845,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B
               (AIRPORT REVENUE)+/-ss                                                       0.75      05/01/2029        845,000
   2,320,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
               (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-ss                  0.26      04/01/2030      2,320,000
   1,990,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
               SERIES B (MFHR, CITIBANK NA LOC)+/-ss                                        0.31      03/01/2036      1,990,000
   7,500,000   SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
               (HOUSING REVENUE, FHLMC INSURED)+/-ss                                        0.30      12/01/2017      7,500,000

                  Wells Fargo Advantage Money Market Trusts 15


Portfolio of Investments--August 31, 2010 (Unaudited)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   -------------   -------------   ------------
CALIFORNIA (continued)
$  2,640,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
               FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                                    0.26%     08/01/2032   $  2,640,000
   5,800,000   SAN FRANCISCO CITY & COUNTY INTERNATIONAL AIRPORT SERIES 36-C
               (LEASE REVENUE, DEXIA CREDIT SA LOC)+/-ss                                    0.34      05/01/2026      5,800,000
   2,385,000   SAN FRANCISCO CITY & COUNTY RDA COMMUNITY FACILITIES DISTRICT # 4
               (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)+/-ss                  0.28      08/01/2031      2,385,000
   1,240,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
               INSURED)+/-ss                                                                0.31      02/01/2038      1,240,000
   5,990,000   SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT
               PROJECT SERIES A (PROPERTY TAX REVENUE, JPMORGAN CHASE LOC)+/-ss             0.24      07/01/2026      5,990,000
   2,500,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss              0.30      09/15/2032      2,500,000
   2,750,000   SAN MARCOS CA SCHOOLS FINANCING AUTHORITY SERIES 3194
               (OTHER REVENUE, AGM INSURED)+/-ss++                                          0.31      08/15/2040      2,750,000
   2,640,000   SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY
               PROJECT BNP PARIBAS (HCFR, DEXIA CREDIT SA LOC)+/-ss                         0.26      10/01/2020      2,640,000
     990,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT
               SA LOC)+/-ss                                                                 0.30      07/01/2027        990,000
   5,000,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY MEASURE A PROJECT
               SERIES C (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)+/-ss                  0.26      08/01/2036      5,000,000
   2,025,000   SEQUOIA CA UNIVERSITY HIGH SCHOOL DISTRICT (OTHER REVENUE, FIRST
               SECURITY BANK LOC)+/-ss++                                                    0.30      07/01/2014      2,025,000
   6,230,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
               (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                            0.28      07/01/2019      6,230,000
   8,570,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY MAGNOLIA POWER PROJECT
               SERIES 2009-1-A (ELECTRIC POWER & LIGHT REVENUES, KBC BANK NV
               LOC)+/-ss                                                                    0.26      07/01/2036      8,570,000
   2,640,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE)+/-ss            0.24      07/01/2033      2,640,000
     840,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
               SECURITY BANK LOC)+/-ss++                                                    0.30      05/15/2032        840,000
     520,000   UNIVERSITY OF CALIFORNIA SERIES 2475 (OTHER REVENUE, JPMORGAN
               CHASE LOC)+/-ss++                                                            0.30      05/15/2014        520,000
   6,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
               EAST WEST BANK LOC)+/-ss                                                     0.25      08/01/2037      6,000,000
   5,800,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN INTERCOMMUNITY PROJECT
               SERIES C (HOSPITAL REVENUE, US BANK NA LOC)+/-ss                             0.26      06/01/2036      5,800,000
   3,785,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK
               OF AMERICA NA LOC)+/-ss                                                      0.28      12/01/2038      3,785,000
                                                                                                                    444,776,500
                                                                                                                   ------------
PUERTO RICO: 1.34%
   2,605,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
               SERIES A (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss              0.30      07/01/2028      2,605,000
   3,495,000   PUERTO RICO ELECTRIC REVENUE PFOTER SERIES 4147
               (ELECTRIC REVENUE, FGIC INSURED)+/-ss++                                      0.54      07/01/2033      3,495,000
     153,000   PUERTO RICO SALES TAX FINANCE CORPORATION DEUTSCHE BANK SPEARS
               TRUST SERIES DBE-627A (SALES TAX REVENUE, AMBAC INSURED)+/-ss                0.30      08/01/2049        153,000
                                                                                                                      6,253,000
                                                                                                                   ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $451,029,500)                                                                   451,029,500
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $466,644,500)*                                                    99.91%                                   466,644,500
OTHER ASSETS AND LIABILITIES, NET                                           0.09                                        429,777
                                                                          ------                                   ------------
TOTAL NET ASSETS                                                          100.00%                                  $467,074,277
                                                                          ------                                   ------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@@   Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  16 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 0.35%
$ 1,000,000   FHLMC+/-                                                                      0.52%     09/03/2010   $    1,000,001
  7,000,000   FHLMC+/-ss                                                                    0.23      02/02/2012        6,991,988
TOTAL AGENCY NOTES - INTEREST BEARING (COST $7,991,989)                                                                 7,991,989
                                                                                                                   --------------
BANKERS ACCEPTANCE NOTES: 0.72%
DOMESTIC BANKS: 0.72%
  1,200,000   BANK OF AMERICA NA##                                                          0.49      09/07/2010        1,199,886
  1,300,000   BANK OF AMERICA NA##                                                          0.55      09/16/2010        1,299,680
  2,100,000   BANK OF AMERICA NA##                                                          0.58      09/20/2010        2,099,324
 12,100,000   BANK OF AMERICA NA##                                                          0.34      09/30/2010       12,096,476
TOTAL BANKERS ACCEPTANCE NOTES (COST $16,695,366)                                                                      16,695,366
                                                                                                                   --------------
CERTIFICATES OF DEPOSIT: 10.59%
  6,000,000   ABBEY NATIONAL TREASURY SERVICES##                                            0.17      09/02/2010        5,999,945
  2,000,000   ABBEY NATIONAL TREASURY SERVICES##                                            0.25      09/16/2010        1,999,775
  2,000,000   ABBEY NATIONAL TREASURY SERVICES##                                            0.55      11/08/2010        1,997,884
  5,000,000   ABBEY NATIONAL TREASURY SERVICES##                                            0.33      12/10/2010        5,000,000
 26,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                           0.32      02/14/2011       26,000,000
 13,000,000   ALLIED IRISH BANKS+/-                                                         0.51      06/24/2011       13,000,000
  5,000,000   ALLIED IRISH BANKS+/-                                                         0.53      07/12/2011        5,000,000
  5,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.40      09/02/2011        5,000,000
  6,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)##++                                  0.17      09/03/2010        5,999,913
 12,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                                 0.38      06/16/2011       12,000,000
  5,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)+/-                                 0.31      06/28/2011        5,000,000
  8,000,000   BARCLAYS BANK PLC+/-                                                          0.80      04/29/2011        8,000,000
 10,000,000   BARCLAYS BANK PLC+/-                                                          0.84      08/12/2011       10,000,000
  6,200,000   CREDIT AGRICOLE                                                               0.65      09/09/2010        6,200,000
 20,000,000   DEXIA CREDIT LOCAL SA                                                         0.42      09/07/2010       20,000,000
  3,000,000   DEXIA CREDIT LOCAL SA+/-ss                                                    0.44      08/01/2027        3,000,000
  8,000,000   DG BANK (NEW YORK)                                                            0.57      09/20/2010        8,000,000
 16,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                             0.52      11/12/2010       16,000,000
  7,000,000   NATIXIS COMMERCIAL PAPER CORPORATION+/-                                       0.74      02/04/2011        7,000,000
 15,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                           0.27      10/19/2010       15,000,000
  2,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                           0.30      01/06/2011        2,000,000
  5,000,000   RABOBANK NEDERLAND NV (NEW YORK)+/-                                           0.29      01/07/2011        5,000,000
 12,000,000   ROYAL BANK OF SCOTLAND PLC+/-                                                 0.96      04/26/2011       12,000,000
  3,000,000   SKANDIN ENS BANKEN                                                            0.33      09/01/2010        3,000,000
 14,000,000   SOCIETE GENERALE (NEW YORK)+/-                                                1.33      05/05/2011       14,000,000
 10,000,000   SOCIETE GENERALE (NEW YORK)+/-                                                0.65      08/12/2011       10,000,000
  5,000,000   TD BANK FINANCIAL GROUP+/-                                                    0.30      02/04/2011        5,000,068
  1,000,000   UNICREDIT SPA (NEW YORK)                                                      0.48      09/10/2010        1,000,007
 13,000,000   UNICREDIT SPA (NEW YORK)                                                      0.44      09/14/2010       13,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $245,197,592)                                                                     245,197,592
                                                                                                                   --------------
COMMERCIAL PAPER: 45.48%
  7,000,000   ABN AMRO FUNDING USA LLC##++                                                  0.27      09/10/2010        6,999,475
  2,000,000   ABN AMRO FUNDING USA LLC##++                                                  0.27      09/13/2010        1,999,807
  1,900,000   AMSTERDAM FUNDING CORPORATION##(p)++                                          0.41      10/29/2010        1,898,714
  2,300,000   AMSTERDAM FUNDING CORPORATION##(p)++                                          0.39      11/05/2010        2,298,339
  1,800,000   AMSTERDAM FUNDING CORPORATION##(p)++                                          0.43      11/09/2010        1,798,482
  1,400,000   AMSTERDAM FUNDING CORPORATION##(p)++                                          0.40      11/10/2010        1,398,911
  1,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                                      0.00      09/01/2010        1,000,000
  5,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                                      0.33      09/02/2010        4,999,910
  5,000,000   ANGLO IRISH BANK CORPORATION LIMITED##++                                      0.43      09/03/2010        4,999,820

                  Wells Fargo Advantage Money Market Trusts 17


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER(continued)
$ 6,000,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.20%     09/03/2010   $    5,999,900
  2,000,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.41      09/08/2010        1,999,817
  2,400,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.41      09/10/2010        2,399,724
  2,000,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.31      09/15/2010        1,999,743
  1,700,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.31      09/17/2010        1,699,751
  1,000,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.31      09/20/2010          999,826
    400,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.56      10/06/2010          399,778
    400,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.54      10/12/2010          399,749
  2,000,000   ANTALIS US FUNDING CORPORATION##(p)++                                         0.53      10/14/2010        1,998,710
  9,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                     0.42      10/20/2010        9,000,000
 16,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                     0.38      01/11/2011       16,000,000
  1,000,000   ARABELLA FINANCE LLC##(p)++                                                   0.50      09/10/2010          999,863
  2,000,000   ARABELLA FINANCE LLC##(p)++                                                   0.51      09/13/2010        1,999,633
  1,000,000   ARABELLA FINANCE LLC##(p)++                                                   0.51      09/14/2010          999,801
  1,000,000   ARABELLA FINANCE LLC##(p)++                                                   0.51      09/15/2010          999,786
  1,000,000   ARABELLA FINANCE LLC##(p)++                                                   0.54      09/27/2010          999,596
  6,500,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                                      0.00      09/01/2010        6,500,000
  7,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                                      0.57      09/23/2010        6,998,209
  3,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                                      0.54      10/12/2010        2,998,121
  5,600,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                                      0.54      10/13/2010        5,596,407
  8,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                                      0.46      10/26/2010        7,994,256
  4,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                                      0.46      10/27/2010        3,997,076
  5,000,000   ARGENTO FUNDING COMPANIES LIMITED##(p)++                                      0.40      11/10/2010        4,996,111
  3,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.42      12/08/2010        3,000,084
  6,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.41      12/13/2010        6,000,172
  7,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.39      01/10/2011        7,000,000
  7,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.60      01/12/2011        6,999,872
  5,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.34      01/27/2011        4,996,579
  4,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.39      02/01/2011        3,997,120
  3,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                             0.66      04/18/2011        3,000,187
  7,400,000   ASPEN FUNDING CORPORATION##(p)++                                              0.29      09/15/2010        7,399,108
  3,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                              0.49      10/04/2010        2,998,625
  5,800,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                              0.44      10/18/2010        5,796,593
  6,300,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                              0.40      10/25/2010        6,296,126
 10,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                              0.43      10/26/2010        9,993,278
  1,500,000   ATLANTIC ASSET SECURITIZATION CORPORATION##(p)++                              0.39      11/01/2010        1,498,983
  3,400,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                                       0.23      09/08/2010        3,399,824
  8,200,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                                       0.23      09/10/2010        8,199,467
  7,000,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                                       0.24      09/14/2010        6,999,343
  1,000,000   ATLANTIS ONE FUNDING CORPORATION##(p)++                                       0.28      11/29/2010          999,308
  2,000,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                           0.28      09/13/2010        1,999,800
  1,000,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                           0.40      09/15/2010          999,833
  1,000,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                           0.29      09/20/2010          999,836
  2,400,000   AUTOBAHN FUNDING COMPANY LLC##(p)++                                           0.50      10/18/2010        2,398,418
  1,750,000   BANQUE ET CAISSE D'EPARGNE DE E'TAT##                                         0.25      09/30/2010        1,749,633
  2,000,000   BARTON CAPITAL CORPORATION##(p)++                                             0.27      10/06/2010        1,999,456
  5,000,000   BEETHOVEN FUNDING CORPORATION##(p)++                                          0.21      09/02/2010        4,999,942
  1,800,000   BG ENERGY FINANCE INCORPORATED##++                                            0.55      09/27/2010        1,799,259
  5,000,000   BGL BNP PARIBAS SA##                                                          0.30      09/08/2010        4,999,669
  6,000,000   BGL BNP PARIBAS SA##                                                          0.55      09/29/2010        5,997,340
 11,000,000   BGL BNP PARIBAS SA##                                                          0.57      10/05/2010       10,993,974
 10,000,000   BGL BNP PARIBAS SA##                                                          0.49      10/28/2010        9,992,083
  8,000,000   BGL BNP PARIBAS SA##                                                          0.41      11/10/2010        7,993,622
 16,000,000   BNP PARIBAS SA##                                                              0.65      11/09/2010       15,979,760
  2,300,000   BPCE SA##++                                                                   0.45      11/08/2010        2,298,002
 10,000,000   BPCE SA##++                                                                   0.45      12/01/2010        9,988,625

                  18 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER(continued)
$ 4,200,000   CAFCO LLC##(p)++                                                              0.50%     10/06/2010   $    4,197,918
  2,600,000   CAFCO LLC##(p)++                                                              0.36      11/04/2010        2,598,336
  3,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.53      10/07/2010        2,998,380
  1,100,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.52      10/08/2010        1,099,401
  4,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.49      10/18/2010        3,997,389
 14,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.47      10/20/2010       13,990,853
  2,300,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.46      10/22/2010        2,298,469
 11,300,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.40      10/28/2010       11,292,111
    750,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.37      11/03/2010          749,501
  2,000,000   CANCARA ASSET SECURITISATION LLC##(p)++                                       0.38      11/10/2010        1,998,522
  3,100,000   CHARIOT FUNDING LLC##(p)++                                                    0.23      09/15/2010        3,099,699
  1,300,000   CHARTA LLC##(p)++                                                             0.45      09/16/2010        1,299,740
  1,700,000   CHARTA LLC##(p)++                                                             0.50      10/04/2010        1,699,205
  2,000,000   CHARTA LLC##(p)++                                                             0.50      10/08/2010        1,998,952
  4,600,000   CHARTA LLC##(p)++                                                             0.39      11/02/2010        4,596,831
  1,300,000   CHARTA LLC##(p)++                                                             0.36      11/03/2010        1,299,181
  1,200,000   CHARTA LLC##(p)++                                                             0.36      11/05/2010        1,199,220
    900,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                                    0.34      09/15/2010          899,874
  3,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                                    0.51      10/06/2010        2,998,483
  7,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                                    0.51      10/07/2010        6,996,360
  2,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST##(p)++                                    0.51      10/08/2010        1,998,931
  6,000,000   COMMERZBANK US FINANCE##                                                      0.00      09/01/2010        6,000,000
  6,000,000   COMMERZBANK US FINANCE##                                                      0.24      09/09/2010        5,999,640
  2,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.30      09/02/2010        1,999,967
  1,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.52      09/08/2010          999,885
  5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.55      09/15/2010        4,998,853
  6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.54      09/20/2010        5,998,195
  6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.56      09/21/2010        5,998,033
  5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.56      09/22/2010        4,998,279
  2,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.55      09/23/2010        1,999,303
  3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.55      09/24/2010        2,998,908
  6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##(p)++                                      0.55      09/29/2010        5,997,340
  3,300,000   CRC FUNDING LLC##(p)++                                                        0.50      10/04/2010        3,298,457
  1,000,000   CRC FUNDING LLC##(p)++                                                        0.50      10/08/2010          999,476
  2,600,000   CRC FUNDING LLC##(p)++                                                        0.36      11/04/2010        2,598,336
  3,000,000   CREDIT INDUSTIEL ET COMMERCIAL OF NEW YORK                                    0.70      10/01/2010        3,000,000
  2,000,000   CREDIT SUISSE (NEW YORK)##                                                    0.26      09/16/2010        1,999,767
  2,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.39      09/03/2010        1,999,934
  2,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.51      09/07/2010        1,999,803
  1,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.52      09/08/2010          999,885
  6,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.53      09/09/2010        5,999,213
  5,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.53      09/10/2010        4,999,263
  5,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.55      09/15/2010        4,998,853
  1,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.38      09/16/2010          999,833
  4,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.56      09/17/2010        3,998,951
  4,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.55      09/23/2010        3,998,607
  1,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.55      09/24/2010          999,636
  3,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.55      09/29/2010        2,998,670
  7,000,000   CROWN POINT CAPITAL COMPANY##(p)++                                            0.55      09/22/2010        6,997,673
  3,000,000   DANSKE CORPORATION##++                                                        0.44      09/30/2010        2,998,913
  4,000,000   DANSKE CORPORATION##++                                                        0.39      10/25/2010        3,997,600
  3,500,000   DANSKE CORPORATION##++                                                        0.49      11/15/2010        3,496,354
  6,000,000   DEXIA DELAWARE##                                                              0.32      09/03/2010        5,999,838
  5,000,000   DEXIA DELAWARE##                                                              0.43      09/27/2010        4,998,375
  2,000,000   EBBETS FUNDING LLC##(p)++                                                     0.30      09/03/2010        1,999,950
  3,000,000   EBBETS FUNDING LLC##(p)++                                                     0.51      09/14/2010        2,999,404

                  Wells Fargo Advantage Money Market Trusts 19


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 8,000,000   EBBETS FUNDING LLC##(p)++                                                     0.53%     09/21/2010   $    7,997,556
  3,000,000   EBBETS FUNDING LLC##(p)++                                                     0.53      09/24/2010        2,998,946
  1,200,000   ENI COORDINATION CENTER SA##++                                                0.27      09/21/2010        1,199,813
  3,000,000   ENI COORDINATION CENTER SA##++                                                0.34      09/29/2010        2,999,183
    900,000   FAIRWAY FINANCE CORPORATION##(p)++                                            0.28      11/15/2010          899,475
  7,600,000   FORTIS FUNDING LLC##++                                                        0.59      10/04/2010        7,595,750
  1,400,000   GEMINI SECURITIZATION CORPORATION LLC##(p)++                                  0.29      09/09/2010        1,399,897
  3,000,000   GEMINI SECURITIZATION CORPORATION LLC##(p)++                                  0.24      09/15/2010        2,999,697
  1,000,000   GEMINI SECURITIZATION CORPORATION LLC##(p)++                                  0.26      09/24/2010          999,828
    800,000   GOVCO LLC##(p)++                                                              0.44      09/17/2010          799,833
  2,800,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.55      09/14/2010        2,799,403
  6,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.53      09/09/2010        5,999,200
  2,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.28      09/22/2010        1,999,662
  1,800,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.54      10/12/2010        1,798,873
  3,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.54      10/13/2010        2,998,075
  2,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.50      10/19/2010        1,998,640
  1,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.46      10/22/2010          999,334
 15,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.40      11/08/2010       14,988,667
  5,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.37      11/10/2010        4,996,403
  4,000,000   GRAMPIAN FUNDING LLC##(p)++                                                   0.36      11/16/2010        3,996,960
  2,700,000   ICICI BANK LIMITED (BAHRAIN)##                                                0.44      09/29/2010        2,699,055
  2,000,000   ICICI BANK LIMITED (BAHRAIN)##                                                0.58      09/29/2010        1,999,067
  2,000,000   INTESA FUNDING LLC##                                                          0.00      09/01/2010        2,000,000
  9,000,000   INTESA FUNDING LLC##                                                          0.28      09/16/2010        8,998,875
  4,000,000   IRISH PERMANENT TREASURY##++                                                  0.28      09/02/2010        3,999,939
  3,000,000   IRISH PERMANENT TREASURY##++                                                  0.47      09/07/2010        2,999,725
    500,000   JUPITER SECURITIZATION COMPANIES LLC##(p)++                                   0.27      12/03/2010          499,651
 11,000,000   LEGACY CAPITAL COMPANY##(p)++                                                 0.55      09/15/2010       10,997,476
  3,000,000   LEGACY CAPITAL COMPANY##(p)++                                                 0.56      09/17/2010        2,999,213
  3,000,000   LEGACY CAPITAL COMPANY##(p)++                                                 0.55      09/24/2010        2,998,908
  2,000,000   LEXINGTON PARKER CAPITAL##(p)++                                               0.30      09/02/2010        1,999,967
  4,000,000   LEXINGTON PARKER CAPITAL##(p)++                                               0.51      09/07/2010        3,999,606
  7,000,000   LEXINGTON PARKER CAPITAL##(p)++                                               0.55      09/14/2010        6,998,509
  1,000,000   LEXINGTON PARKER CAPITAL##(p)++                                               0.55      09/15/2010          999,771
  7,000,000   LEXINGTON PARKER CAPITAL##(p)++                                               0.55      09/16/2010        6,998,279
  1,000,000   LEXINGTON PARKER CAPITAL##(p)++                                               0.55      09/23/2010          999,652
  6,000,000   LEXINGTON PARKER CAPITAL##(p)++                                               0.55      09/24/2010        5,997,815
  6,500,000   LIBERTY STREET FUNDING COMPANY##(p)++                                         0.00      09/01/2010        6,500,000
  3,000,000   LMA AMERICAS LLC##(p)++                                                       0.17      09/03/2010        2,999,957
    700,000   LMA AMERICAS LLC##(p)++                                                       0.38      09/21/2010          699,844
  4,600,000   LMA AMERICAS LLC##(p)++                                                       0.33      10/18/2010        4,597,958
  1,000,000   LMA AMERICAS LLC##(p)++                                                       0.50      10/25/2010          999,235
  2,747,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS##                                       0.31      10/14/2010        2,745,950
  2,000,000   LOUIS DREYFUS CORPORATION##                                                   0.52      09/08/2010        1,999,771
 17,000,000   MATCHPOINT MASTER TRUST##(p)++                                                0.24      09/13/2010       16,998,497
  2,000,000   MATCHPOINT MASTER TRUST##(p)++                                                0.46      10/21/2010        1,998,708
    400,000   MATCHPOINT MASTER TRUST##(p)++                                                0.44      10/22/2010          399,745
  4,600,000   MATCHPOINT MASTER TRUST##(p)++                                                0.39      11/03/2010        4,596,780
  3,000,000   MATCHPOINT MASTER TRUST##(p)++                                                0.34      11/10/2010        2,998,017
  5,000,000   MONT BLANC CAPITAL CORPORATION##(p)++                                         0.25      09/08/2010        4,999,728
  2,400,000   MONT BLANC CAPITAL CORPORATION##(p)++                                         0.49      10/12/2010        2,398,633
  5,000,000   MONT BLANC CAPITAL CORPORATION##(p)++                                         0.33      11/12/2010        4,996,700
  3,000,000   NATEXIS BANQUES POPULAIRES##                                                  0.27      09/20/2010        2,999,557
  4,000,000   NATEXIS BANQUES POPULAIRES##                                                  0.27      09/21/2010        3,999,378
  8,000,000   NATEXIS BANQUES POPULAIRES##                                                  0.63      10/01/2010        7,995,667
  4,200,000   NATEXIS BANQUES POPULAIRES##                                                  0.68      10/06/2010        4,197,142

                  20 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 9,800,000   NATIONWIDE BUILDING SOCIETY##++                                               0.52%     09/20/2010   $    9,797,155
  3,400,000   NATIONWIDE BUILDING SOCIETY##++                                               0.52      10/07/2010        3,398,198
  2,000,000   NATIONWIDE BUILDING SOCIETY##++                                               0.52      10/08/2010        1,998,911
  1,000,000   NATIONWIDE BUILDING SOCIETY##++                                               0.42      12/15/2010          998,775
  2,300,000   NEWPORT FUNDING CORPORATION##(p)++                                            0.43      10/21/2010        2,298,594
  2,700,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                                0.51      10/12/2010        2,698,401
  1,900,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                                0.51      10/13/2010        1,898,847
    500,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##(p)++                                0.27      10/29/2010          499,783
  1,000,000   OAKLAND-ALAMEDA COUNTY                                                        0.30      09/07/2010        1,000,000
  1,200,000   PORT OF OAKLAND CALIFORNIA##                                                  0.31      10/14/2010        1,199,541
  2,000,000   PRUDENTIAL PLC##++                                                            0.00      09/01/2010        2,000,000
  3,000,000   PRUDENTIAL PLC##++                                                            0.28      09/22/2010        2,999,493
  3,800,000   RBS HOLDINGS USA INCORPORATED##++                                             0.62      10/08/2010        3,797,540
  3,000,000   REGENCY MARKETS #1 LLC##(p)++                                                 0.18      09/03/2010        2,999,955
  5,365,000   RHEIN-MAIN SECURITY LIMITED##(p)++                                            0.61      10/12/2010        5,361,211
  6,000,000   RHEIN-MAIN SECURITY LIMITED##(p)++                                            0.59      10/15/2010        5,995,600
  1,000,000   RHEIN-MAIN SECURITY LIMITED##(p)++                                            0.55      11/15/2010          998,833
  6,650,000   RHEINGOLD SECURITIZATION##(p)++                                               0.46      09/20/2010        6,648,308
  5,300,000   RHEINGOLD SECURITIZATION##(p)++                                               0.59      10/15/2010        5,296,114
  1,000,000   RHEINGOLD SECURITIZATION##(p)++                                               0.59      10/26/2010          999,083
  3,000,000   ROMULUS FUNDING CORPORATION##(p)++                                            0.42      09/14/2010        2,999,513
  1,000,000   ROMULUS FUNDING CORPORATION##(p)++                                            0.42      09/16/2010          999,813
  1,000,000   ROMULUS FUNDING CORPORATION##(p)++                                            0.43      09/22/2010          999,738
  2,000,000   ROMULUS FUNDING CORPORATION##(p)++                                            0.43      09/24/2010        1,999,425
    400,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                              0.26      09/08/2010          399,977
  2,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                              0.26      09/21/2010        1,999,700
 14,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                              0.26      09/24/2010       13,997,585
  2,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                              0.56      09/28/2010        1,999,130
  1,900,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                              0.49      10/04/2010        1,899,129
  2,000,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                              0.53      10/05/2010        1,998,980
  1,700,000   ROYAL PARK INVESTMENT FUNDING CORPORATION##(p)++                              0.52      10/12/2010        1,698,974
  1,500,000   SALISBURY RECEIVABLES COMPANY LLC##(p)++                                      0.23      09/13/2010        1,499,875
  2,100,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                                        0.35      09/02/2010        2,100,000
  2,800,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                                        0.40      09/02/2010        2,800,000
  2,300,000   SAN JOSE CITY CA INTERNATIONAL AIRPORT                                        0.31      09/08/2010        2,300,000
  3,000,000   SCALDIS CAPITAL LLC##(p)++                                                    0.40      09/03/2010        2,999,900
  5,000,000   SCALDIS CAPITAL LLC##(p)++                                                    0.54      09/10/2010        4,999,250
  3,500,000   SCALDIS CAPITAL LLC##(p)++                                                    0.56      09/28/2010        3,498,493
  5,000,000   SCALDIS CAPITAL LLC##(p)++                                                    0.53      10/15/2010        4,996,700
  2,700,000   SCALDIS CAPITAL LLC##(p)++                                                    0.50      10/19/2010        2,698,164
  1,000,000   SCALDIS CAPITAL LLC##(p)++                                                    0.44      10/27/2010          999,300
  6,000,000   SHEFFIELD RECEIVABLES##(p)++                                                  0.23      09/16/2010        5,999,375
  6,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                          0.29      09/07/2010        5,999,665
  4,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                          0.28      09/10/2010        3,999,685
  6,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                          0.30      09/17/2010        5,999,160
  2,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                          0.30      09/23/2010        1,999,621
  6,000,000   SKANDINAVISKA ENSKILDA BANKEN AB##++                                          0.29      09/28/2010        5,998,628
  3,800,000   SOLITAIRE FUNDING LLC##(p)++                                                  0.25      09/08/2010        3,799,793
 13,000,000   SOLITAIRE FUNDING LLC##(p)++                                                  0.26      09/13/2010       12,998,787
  1,100,000   SOLITAIRE FUNDING LLC##(p)++                                                  0.55      09/28/2010        1,099,530
  8,000,000   SOLITAIRE FUNDING LLC##(p)++                                                  0.47      10/21/2010        7,994,667
  1,000,000   SOLITAIRE FUNDING LLC##(p)++                                                  0.43      10/25/2010          999,340
    900,000   SOLITAIRE FUNDING LLC##(p)++                                                  0.42      11/01/2010          899,344
  4,000,000   STARBIRD FUNDING CORPORATION##(p)++                                           0.46      10/21/2010        3,997,388
    500,000   STARBIRD FUNDING CORPORATION##(p)++                                           0.28      11/30/2010          499,650
  1,000,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.22      09/09/2010          999,944

                  Wells Fargo Advantage Money Market Trusts 21


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 1,200,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.33%     10/13/2010   $    1,199,524
  3,500,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.33      10/14/2010        3,498,579
  3,600,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.30      10/25/2010        3,598,326
  3,000,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.31      11/01/2010        2,998,424
  3,300,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.31      11/01/2010        3,298,267
  9,000,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.29      11/02/2010        8,995,505
  1,000,000   STRAIGHT-A FUNDING LLC##(p)++                                                 0.23      11/16/2010          999,514
  1,000,000   SURREY FUNDING CORPORATION##(p)++                                             0.26      09/27/2010          999,805
  2,100,000   TASMAN FUNDING INCORPORATED##(p)++                                            0.40      09/10/2010        2,099,769
  6,000,000   TASMAN FUNDING INCORPORATED##(p)++                                            0.41      09/13/2010        5,999,120
  1,000,000   TASMAN FUNDING INCORPORATED##(p)++                                            0.55      10/07/2010          999,440
    400,000   TASMAN FUNDING INCORPORATED##(p)++                                            0.51      10/22/2010          399,705
  1,500,000   TASMAN FUNDING INCORPORATED##(p)++                                            0.49      10/27/2010        1,498,833
    600,000   TASMAN FUNDING INCORPORATED##(p)++                                            0.43      11/02/2010          599,545
  1,500,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                                     0.37      09/07/2010        1,499,893
 10,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                                     0.54      09/13/2010        9,998,920
  4,900,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                                     0.31      10/06/2010        4,898,476
  1,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                                     0.63      10/07/2010          999,350
  4,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                                     0.51      10/13/2010        3,997,573
  2,100,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                                     0.44      12/07/2010        2,097,510
  3,000,000   THAMES ASSET GLOBAL SECURITIZATION##(p)++                                     0.75      01/07/2011        2,992,000
    500,000   THUNDER BAY FUNDING LLC##(p)++                                                0.27      12/09/2010          499,629
  4,200,000   UBS FINANCE DELAWARE LLC##                                                    0.66      11/08/2010        4,194,685
  1,000,000   UNICREDIT DELAWARE INCORPORATED##++                                           0.25      09/02/2010          999,986
  4,600,000   UNICREDIT DELAWARE INCORPORATED##++                                           0.40      09/03/2010        4,599,847
  1,000,000   UNICREDIT DELAWARE INCORPORATED##++                                           0.38      09/08/2010          999,916
 13,200,000   UNICREDIT DELAWARE INCORPORATED##++                                           0.68      10/01/2010       13,192,300
  7,500,000   VERSAILLES CDS LLC##(p)++                                                     0.59      09/17/2010        7,497,933
 10,000,000   VERSAILLES COMMERCIAL PAPER LLC##(p)++                                        0.59      09/23/2010        9,996,211
  3,000,000   VERSAILLES COMMERCIAL PAPER LLC##(p)++                                        0.61      10/12/2010        2,997,882
  6,700,000   VICTORY RECEIVABLES CORPORATION##(p)++                                        0.19      09/03/2010        6,699,896
  4,700,000   VICTORY RECEIVABLES CORPORATION##(p)++                                        0.25      09/13/2010        4,699,580
  2,000,000   VICTORY RECEIVABLES CORPORATION##(p)++                                        0.24      09/15/2010        1,999,798
  8,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                            0.41      11/05/2010        8,000,000
  7,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                            0.39      02/03/2011        6,994,964
  4,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                            0.38      08/19/2011        4,000,000
    900,000   WINDMILL FUNDING CORPORATION##(p)++                                           0.00      09/01/2010          900,000
    700,000   WINDMILL FUNDING CORPORATION##(p)++                                           0.24      09/02/2010          699,991
  1,000,000   WINDMILL FUNDING CORPORATION##(p)++                                           0.35      09/07/2010          999,932
    500,000   WINDMILL FUNDING CORPORATION##(p)++                                           0.43      09/23/2010          499,863
  2,800,000   WINDMILL FUNDING CORPORATION##(p)++                                           0.39      11/04/2010        2,798,009
 10,000,000   WINDMILL FUNDING CORPORATION##(p)++                                           0.36      11/16/2010        9,992,400
TOTAL COMMERCIAL PAPER (COST $1,052,561,221)                                                                        1,052,561,221
                                                                                                                   --------------
CORPORATE BONDS & NOTES: 3.26%
  1,435,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                            0.26      11/15/2029        1,435,000
 23,000,000   BANK OF AMERICA CORPORATION+/-ss                                              1.36      12/02/2011       23,253,172
  1,000,000   BANK OF SCOTLAND PLC+/-++                                                     0.60      12/08/2010          999,059
  1,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                        0.17      08/15/2011        1,001,822
  2,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                        0.59      08/15/2011        2,002,927
 10,000,000   BERKSHIRE HATHAWAY INCORPORATED+/-                                            0.39      02/10/2011       10,000,219
  7,000,000   CITIBANK NA+/-                                                                0.58      09/30/2010        7,000,000
  1,300,000   CREDIT AGRICOLE SA (LONDON)##                                                 0.46      09/07/2010        1,299,885
  5,000,000   CREDIT AGRICOLE SA (LONDON)##                                                 0.44      11/04/2010        4,996,000
  5,000,000   EKSPORTFINANS ASA+/-                                                          0.35      09/22/2010        5,000,000

                  22 Wells Fargo Advantage Money Market Trusts


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
CORPORATE BONDS & NOTES (continued)
$   942,000   GBG LLCss++                                                                   0.28%     09/01/2027   $      942,000
  5,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                                     1.47      12/09/2011        5,063,588
  1,000,000   JPMORGAN CHASE & COMPANY+/-                                                   0.49      05/16/2011        1,000,569
  1,955,000   LTF REAL ESTATE I LLCss+++/-                                                  0.35      06/01/2033        1,955,000
  1,000,000   MORGAN STANLEY+/-ss                                                           1.39      12/01/2011        1,011,365
  6,000,000   PNC FUNDING CORPORATION+/-                                                    0.82      06/22/2011        6,016,055
    400,000   SEARIVER MARITIME INCORPORATED(i)ss                                           0.55      10/01/2011          400,000
  2,000,000   WESTPAC BANKING CORPORATION+/-++                                              0.66      04/19/2011        2,001,403
TOTAL CORPORATE BONDS & NOTES (COST $75,378,064)                                                                       75,378,064
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 9.87%
ALABAMA: 1.14%
  5,000,000   LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A
              (UTILITIES REVENUE, SOCIETE GENERALE LOC)+/-ss                                0.30      11/01/2027        5,000,000
 21,239,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY PROJECT SERIES
              2007-A (NATURAL GAS REVENUE)+/-ss                                             0.29      08/01/2027       21,239,000
                                                                                                                       26,239,000
                                                                                                                   --------------
ARIZONA: 0.22%
  5,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                               2.00      07/01/2036        5,000,000
                                                                                                                   --------------
CALIFORNIA: 2.34%
  7,900,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
              JEWISH HOME SAN FRANCISCO
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                               1.00      11/15/2035        7,900,000
  3,915,000   CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY PROJECT SERIES 2007
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                3.00      04/01/2039        3,915,000
  5,000,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
              (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                   0.30      10/01/2043        5,000,000
  1,000,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE GENERALE LOC)+/-ss             0.26      05/01/2040        1,000,000
  3,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CATHOLIC
              HEALTHCARE SERIES C (HCFR, MBIA INSURED)+/-ss                                 0.29      07/01/2020        3,000,000
  2,480,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-7
              (ELECTRIC REVENUE, AGM INSURED)+/-ss                                          0.30      05/01/2022        2,480,000
  1,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
              (POWER REVENUE, DEXIA CREDIT SA LOC)+/-ss                                     0.28      05/01/2022        1,000,000
  1,525,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6
              (WATER REVENUE, AGM INSURED)+/-ss                                             0.27      05/01/2017        1,525,000
  2,500,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
              (MFHR, FNMA INSURED)+/-ss                                                     0.29      08/15/2034        2,500,000
  1,000,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
              (MFHR, FNMA INSURED)+/-ss                                                     0.28      10/15/2026        1,000,000
  1,000,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B
              (MFHR, FHLMC INSURED)+/-ss                                                    0.28      07/01/2036        1,000,000
  1,000,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY SERIES A
              (LEASE REVENUE, DEXIA CREDIT SA LOC)+/-ss                                     0.29      03/01/2036        1,000,000
    800,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
              (HOUSING REVENUE, FHLMC INSURED)+/-ss                                         0.27      10/01/2019          800,000
  3,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
              (HOUSING REVENUE, FHLMC INSURED)+/-ss                                         0.30      09/01/2030        3,000,000
  5,190,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                                     0.30      02/01/2035        5,190,000
  1,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.30      03/01/2037        1,000,000
  6,400,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                                     0.30      10/01/2035        6,400,000
  2,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK APARTMENTS
              ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss                                  0.28      07/15/2035        2,000,000
  1,000,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE, FNMA INSURED)+/-ss                                          0.28      01/15/2033        1,000,000
  1,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
              SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.28      01/15/2035        1,000,000

                  Wells Fargo Advantage Money Market Trusts 23


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
CALIFORNIA (continued)
$ 1,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
              (MFHR, FNMA INSURED)+/-ss                                                     0.28%     06/15/2034   $    1,000,000
  1,500,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                                     0.26      08/01/2032        1,500,000
                                                                                                                       54,210,000
                                                                                                                   --------------
COLORADO: 0.95%
  2,922,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
              GO OF AUTHORITY INSURED)+/-ss                                                 0.40      10/01/2038        2,922,000
  5,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
              PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                             0.29      05/01/2049        5,990,000
 13,000,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
              (LEASE REVENUE, AGM INSURED)+/-ss                                             0.38      12/15/2037       13,000,000
                                                                                                                       21,912,000
                                                                                                                   --------------
CONNECTICUT: 0.22%
  5,000,000   CONNECTICUT STATE SERIES A1 (PROPERTY TAX REVENUE)+/-ss                       0.28      03/01/2023        5,000,000
                                                                                                                   --------------
DISTRICT OF COLUMBIA: 0.19%
  1,000,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2 (RECREATIONAL FACILITIES
              REVENUE, BANK OF AMERICA NA LOC)+/-ss                                         0.31      02/01/2036        1,000,000
  3,400,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS
              REVENUE, PNC BANK NA LOC)+/-ss                                                0.26      04/01/2038        3,400,000
                                                                                                                        4,400,000
                                                                                                                   --------------
FLORIDA: 0.04%
    985,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL
              REVENUE, BANK OF AMERICA NA LOC)+/-ss                                         0.31      06/01/2032          985,000
                                                                                                                   --------------
ILLINOIS: 0.04%
    600,000   COOK COUNTY IL SERIES D-1(OTHER REVENUE, HARRIS TRUST SAVINGS
              BANK LOC)+/-ss                                                                0.26      11/01/2030          600,000
    400,000   COOK COUNTY IL SERIES D-2(OTHER REVENUE, NORTHERN TRUST
              CORPORATION LOC)+/-ss                                                         0.26      11/01/2030          400,000
                                                                                                                        1,000,000
                                                                                                                   --------------
INDIANA: 0.13%
  3,000,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT INDIANAPOLIS AIRPORT
              AUTHORITY PROJECT SERIES 2008-C-1 (OTHER REVENUE, FSA
              INSURED)+/-ss                                                                 0.31      01/01/2037        3,000,000
                                                                                                                   --------------
MARYLAND: 0.04%
  1,000,000   MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT
              SERIES 2007-J (LOCAL HOUSING REVENUE)+/-ss                                    0.32      09/01/2031        1,000,000
                                                                                                                   --------------
MASSACHUSETTS: 0.24%
  1,475,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
              (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                         0.27      10/01/2031        1,475,000
  4,000,000   MASSACHUSETTS STATE HEFA SERIES N-3 (HCFR, JPMORGAN CHASE BANK NA
              LOC)+/-ss                                                                     0.26      10/01/2048        4,000,000
                                                                                                                        5,475,000
                                                                                                                   --------------
MINNESOTA: 0.04%
  1,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
              LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss              0.38      10/01/2038        1,000,000
                                                                                                                   --------------
MISSISSIPPI: 0.52%
 12,065,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE, BANK OF
              AMERICA NA LOC)+/-ss                                                          0.26      11/01/2028       12,064,496
                                                                                                                   --------------
NEW HAMPSHIRE: 0.04%
  1,000,000   NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK OBLIGATION A (HCFR, AGM
              INSURED)+/-ss                                                                 0.36      08/01/2031        1,000,000
                                                                                                                   --------------

                  24 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
NEW JERSEY: 0.56%
$ 2,000,000   NEW JERSEY EDA SCHOOL FACILITIES RB SERIES R-1 (OTHER REVENUE,
              BANK OF NOVA SCOTIA LOC)+/-ss                                                 0.26%     09/01/2031   $    2,000,000
  2,000,000   NEW JERSEY HEALTH CARE FACILITIES (HCFR, BANK OF AMERICA NA
              LOC)+/-ss                                                                     0.31      07/01/2041        2,000,000
  2,000,000   NEW JERSEY SPORT & EXPOSITION AUTHORITY (OTHER REVENUE)+/-ss++                0.36      11/15/2010        2,000,000
  3,870,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
              SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss             0.50      11/01/2037        3,870,000
  3,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD REVENUE,
              NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                                   0.32      01/01/2018        3,000,000
                                                                                                                       12,870,000
                                                                                                                   --------------
NEW YORK: 0.43%
  2,000,000   NEW YORK HOMEOWNER MORTGAGE AGENCY SERIES 147 (LOCAL HOUSING
              REVENUE)+/-ss                                                                 0.30      04/01/2037        2,000,000
  1,000,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
              (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-ss++                      0.32      11/15/2025        1,000,000
  3,000,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
              (OTHER REVENUE, FGIC INSURED)+/-ss                                            0.31      07/15/2036        3,000,000
  1,000,000   NEW YORK NY SERIES E-2 (PROPERTY TAX REVENUE, BANK OF AMERICA NA
              LOC)+/-ss                                                                     0.25      08/01/2034        1,000,000
  1,000,000   ONONDAGA COUNTY NY CULTURE AND RECREATION SYRACUSE UNIVERSITY
              PROJECT SERIES A (OTHER REVENUE)+/-ss                                         0.27      12/01/2029        1,000,000
  2,000,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY SERIES A (HIGHWAY REVENUE,
              GO OF AUTHORITY INSURED)+/-ss                                                 0.32      11/01/2035        2,000,000
                                                                                                                       10,000,000
                                                                                                                   --------------
NORTH DAKOTA: 0.30%
  6,820,000   NORTH DAKOTA STATE HFA SERIES B (HOUSING REVENUE, GO OF AUTHORITY
              INSURED)+/-ss                                                                 0.29      07/01/2038        6,820,000
                                                                                                                   --------------
OHIO: 0.62%
  4,800,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY (HCFR, JPMORGAN CHASE
              BANK LOC)+/-ss                                                                0.27      01/01/2037        4,800,000
  3,435,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
              (HOUSING REVENUE, GNMA INSURED)+/-ss                                          0.26      09/01/2039        3,435,000
  6,186,000   OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM
              (HOUSING REVENUE, GNMA INSURED)+/-ss                                          0.30      09/01/2029        6,186,000
                                                                                                                       14,421,000
                                                                                                                   --------------
OREGON: 0.04%
  1,000,000   OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES E
              (LOCAL HOUSING REVENUE)+/-ss                                                  0.32      07/01/2038        1,000,000
                                                                                                                   --------------
OTHER: 0.04%
  1,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202
              (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss                                     0.55      01/01/2030        1,000,000
                                                                                                                   --------------
PENNSYLVANIA: 0.14%
  3,200,000   DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
              LOC)+/-ss                                                                     0.26      07/01/2037        3,200,000
                                                                                                                   --------------
SOUTH DAKOTA: 0.04%
  1,000,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA
              INSURED)+/-ss                                                                 0.30      05/01/2037        1,000,000
                                                                                                                   --------------
TENNESSEE: 0.17%
  1,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
              BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.27      11/01/2035        1,000,000
  3,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN WEATHERLY
              RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-ss                       0.33      12/01/2041        3,000,000
                                                                                                                        4,000,000
                                                                                                                   --------------

                  Wells Fargo Advantage Money Market Trusts 25


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
TEXAS: 0.66%
$ 2,500,000   BEXAR COUNTY TX HEALTH FACILITIES (HCFR, JPMORGAN CHASE BANK NA
              LOC)+/-ss                                                                     0.32%     12/01/2032   $    2,500,000
  1,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
              HERMAN HEALTH (RECREATIONAL REVENUE, JPMORGAN CHASE BANK NA
              LOC)+/-ss                                                                     0.26      06/01/2038        1,000,000
  1,200,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
              YMCA GREATER HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED IRISH
              BANK LOC)+/-ss                                                                1.00      06/01/2038        1,200,000
              HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (OTHER
  1,000,000   REVENUE)+/-ss                                                                 0.34      06/01/2027        1,000,000
  1,000,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID WASTE
              DISPOSAL RB DEER PARK REFINING PROJECT SERIES A (RESOURCE RECOVERY
              REVENUE)+/-ss                                                                 0.25      03/01/2023        1,000,000
  3,000,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG
              LOC)+/-ss                                                                     0.24      08/01/2034        3,000,000
  1,000,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION (OTHER REVENUE,
              BANK OF AMERICA NA LOC)+/-ss                                                  0.33      04/01/2022        1,000,000
  1,000,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
              ENTERPRISES A (IDR)+/-ss                                                      0.25      04/01/2040        1,000,000
  1,000,000   STATE OF TEXAS (MISCELLANEOUS REVENUE, DEXIA CREDIT LOCAL
              LOC)+/-ss                                                                     0.40      12/01/2038        1,000,000
  1,500,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
              REVENUE, NATIONAL AUSTRALIAN BANK NA LOC)+/-ss                                0.29      06/01/2045        1,500,000
  1,000,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
              HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                         0.31      07/01/2020        1,000,000
                                                                                                                       15,200,000
                                                                                                                   --------------
VERMONT: 0.15%
  3,500,000   VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN
              REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                                        0.30      12/15/2040        3,500,000
                                                                                                                   --------------
VIRGINIA: 0.27%
  6,110,000   HARRISONBURG VA REDEVELOPMENT AND HOUSING AUTHORITY (HOUSING
              REVENUE, BANK OF AMERICA NA LOC)+/-ss                                         0.32      05/01/2026        6,110,000
                                                                                                                   --------------
WASHINGTON: 0.06%
    293,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
              INSURED)+/-ss                                                                 0.31      07/01/2035          293,000
  1,000,000   PORT TACOMA WA (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                   0.25      12/01/2044        1,000,000
                                                                                                                        1,293,000
                                                                                                                   --------------
WISCONSIN: 0.13%
  1,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT (HOUSING REVENUE, FNMA
              LOC)+/-ss                                                                     0.35      09/01/2035        1,000,000
  2,000,000   WISCONSIN STATE HEFA (COLLEGE & UNIVERSITY REVENUE, US BANK NA
              LOC)+/-ss                                                                     0.25      12/01/2033        2,000,000
                                                                                                                        3,000,000
                                                                                                                   --------------
WYOMING: 0.11%
  2,625,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
              (PCR, BARCLAYS BANK PLC LOC)+/-ss                                             0.27      07/01/2015        2,625,000
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $228,324,496)                                                                     228,324,496
                                                                                                                   --------------
US TREASURY SECURITIES: 0.78%
US TREASURY BILLS: 0.78%
 18,000,000   U.S. TREASURY BILLS##                                                         0.23      11/18/2010       17,991,375
TOTAL US TREASURY SECURITIES (COST $17,991,375)                                                                        17,991,375
                                                                                                                   --------------
SECURED MASTER NOTE AGREEMENTS: 2.27%
 39,607,000   BANK OF AMERICA SECURITIES LLC+/-ss                                           0.38      09/09/2034       39,607,000
 13,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                               0.52      01/19/2011       13,000,000
TOTAL SECURED MASTER NOTE AGREEMENTS (COST $52,607,000)                                                                52,607,000
                                                                                                                   --------------

                  26 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
TIME DEPOSITS: 9.83%
$ 5,000,000   ALLIED IRISH BANKS PLC                                                        0.65%     09/03/2010   $    5,000,000
 12,000,000   BANK OF IRELAND                                                               0.50      09/01/2010       12,000,000
 11,000,000   BANK OF IRELAND                                                               0.65      09/02/2010       11,000,000
 23,000,000   CITIBANK NA NASSAU                                                            0.22      09/01/2010       23,000,000
 22,000,000   CREDIT AGRICOLE                                                               0.25      09/01/2010       22,000,000
 18,000,000   DANSKE BANK AS COPENHAGEN                                                     0.26      09/02/2010       18,000,000
 11,000,000   DEXIA BANK GRAND CAYMAN                                                       0.42      09/01/2010       11,000,000
 27,000,000   GROUPE BPCE                                                                   0.26      09/01/2010       27,000,000
 22,020,000   HSBC BANK PLC                                                                 0.23      09/01/2010       22,020,000
 34,000,000   KBC BANK NV BRUSSELS                                                          0.20      09/01/2010       34,000,000
  8,000,000   NATIXIS CAYMAN ISLANDS                                                        0.26      09/01/2010        8,000,000
 14,000,000   SOCIETE GENERALE PARIS                                                        0.23      09/01/2010       14,000,000
 20,500,000   US BANK NA CAYMAN ISLANDS                                                     0.20      09/01/2010       20,500,000
TOTAL TIME DEPOSITS (COST $227,520,000)                                                                               227,520,000
                                                                                                                   --------------
REPURCHASE AGREEMENTS(z): 17.90%
 22,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $22,000,159(1)                                                                0.26      09/01/2010       22,000,000
  3,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $3,000,028(2)                                                                 0.33      09/01/2010        3,000,000
 64,000,000   BARCLAYS CAPITAL INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $64,000,427(3)                                                                0.24      09/01/2010       64,000,000
 15,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010, MATURITY
              VALUE $15,000,104(4)                                                          0.25      09/01/2010       15,000,000
 51,000,000   BNP PARIBAS SECURITIES CORPORATION, DATED 08/31/2010, MATURITY
              VALUE $51,000,340(5)                                                          0.24      09/01/2010       51,000,000
 13,000,000   CITIGROUP GLOBAL MARKETS, DATED 08/31/2010, MATURITY
              VALUE $13,000,094(6)                                                          0.26      09/01/2010       13,000,000
 26,000,000   CREDIT SUISSE SECURITIES USA, DATED 08/31/2010, MATURITY VALUE
              $26,000,173(7)                                                                0.24      09/01/2010       26,000,000
 10,000,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY
              VALUE $10,000,067(8)                                                          0.24      09/01/2010       10,000,000
 61,700,000   DEUTSCHE BANK SECURITIES, DATED 08/31/2010, MATURITY
              VALUE $61,700,428(9)                                                          0.25      09/01/2010       61,700,000
  9,650,000   HSBC SECURITIES, DATED 08/31/2010, MATURITY VALUE $9,650,064(10)              0.24      09/01/2010        9,650,000
 26,000,000   JPMORGAN SECURITIES, DATED 08/31/2010, MATURITY
              VALUE $26,000,181(11)                                                         0.25      09/01/2010       26,000,000
 33,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $33,000,220(12)                                                               0.24      09/01/2010       33,000,000
 39,000,000   RBS SECURITIES INCORPORATED, DATED 08/31/2010, MATURITY VALUE
              $39,000,282(13)                                                               0.26      09/01/2010       39,000,000
 41,000,000   SOCIETE GENERALE (NEW YORK), DATED 08/31/2010, MATURITY VALUE
              $41,000,285(14)                                                               0.25      09/01/2010       41,000,000
TOTAL REPURCHASE AGREEMENTS (COST $414,350,000)                                                                       414,350,000
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,338,617,103)*                                                 101.05%                                   2,338,617,103
OTHER ASSETS AND LIABILITIES, NET                                          (1.05)                                     (24,283,610)
                                                                          ------                                   --------------
TOTAL NET ASSETS                                                          100.00%                                  $2,314,333,493
                                                                          ------                                   --------------

                  Wells Fargo Advantage Money Market Trusts 27


Portfolio of Investments--August 31, 2010 (Unaudited)

MONEY MARKET TRUST

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon security. Rate represents yield to maturity.

(i)  Illiquid security.

(z)  Collateralized by:

     (1) U.S. government securities, 0.00% to 5.25%, 9/28/2029, market value including accrued interest is $22,440,001.

     (2) Commercial papers, 0.00%, 9/20/2010 to 11/17/2010, market value is $3,060,000.

     (3)  U.S. government securities, 1.825% to 3.875%, 1/15/2011 to 4/15/2029, market value including accrued interest is $65,280,001.

     (4)  U.S. government securities, 4.00% to 6.50%, 12/1/2019 to 9/1/2040, market value including accrued interest is $15,450,000.

     (5)  U.S. government securities, 1.25% to 4.25%, 11/30/2013 to 5/15/2019, market value including accrued interest is $52,020,001.

     (6)  U.S. government securities, 2.70% to 6.50%, 11/1/2019 to 7/1/2040, market value including accrued interest is $13,390,000.

     (7)  U.S. government securities, 1.75% to 6.125%, 8/15/2012 to 8/15/2029, market value including accrued interest is $26,520,177.

     (8)  U.S. government securities, 0.00% to 5.60%, 12/6/2010 to 5/15/2037, market value including accrued interest is $10,200,007.

     (9)  U.S. government securities, 4.50% to 7.00%, 3/1/2037 to 8/1/2040, market value including accrued interest is $63,551,000.

     (10) U.S. government securities, 0.00% to 10.625%, 9/15/2010 to 7/15/2020, market value including accrued interest is $9,843,020.

     (11) U.S. government securities, 4.00% to 11.50%, 9/1/2012 to 8/1/2040, market value including accrued interest is $26,780,049.

     (12) U.S. government securities, 0.50% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $33,660,037.

     (13) U.S. government securities, 0.00% to 6.16%, 9/1/2024 to 9/1/2040, market value including accrued interest is $40,170,078.

     (14) U.S. government securities, 2.04% to 6.64%, 8/1/2017 to 11/1/2048, market value including accrued interest is $42,230,000.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   28 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER: 2.28%
$ 3,000,000   MONTGOMERY COUNTY MD                                                          0.25%     10/18/2010   $    3,000,000
TOTAL COMMERCIAL PAPER (COST $3,000,000)                                                                                3,000,000
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 97.33%
ALABAMA: 3.80%
  5,000,000   MOBILE COUNTY AL IDA SERIES B (IDR, SVENSKA HANDELSBANKEN
              LOC)ss+/-                                                                     0.30      07/01/2040        5,000,000
                                                                                                                   --------------
ALASKA: 0.23%
    300,000   VALDEZ AK MARINE TERMINAL REVENUE EXXONMOBILE PROJECT (IDR)ss+/-              0.22      12/01/2029          300,000
                                                                                                                   --------------
ARIZONA: 0.50%
    655,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                                 0.30      04/15/2030          655,000
                                                                                                                   --------------
CALIFORNIA: 1.27%
    600,000   BRANCH BANKING & TRUST MUNICIPAL TRUST (LEASE REVENUE,
              BRANCH BANKING & TRUST LOC)ss+/-++                                            0.30      09/01/2022          600,000
    460,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A
              (HCFR, CITIBANK NA LOC)ss+/-                                                  0.25      08/01/2035          460,000
    300,000   IRVINE CA IMPROVEMENT BOND ACT 1915 RB SERIES 07-22-A
              (OTHER REVENUE, KBC BANK NV LOC)ss+/-                                         0.23      09/02/2032          300,000
    100,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B-3
              (WATER REVENUE)ss+/-                                                          0.23      07/01/2035          100,000
    210,000   NORTHERN CALIFORNIA POWER AGENCY RB HYDROELECTRIC PROJECT
              SERIES A (ELECTRIC POWER & LIGHT REVENUES, DEXIA CREDIT SA
              LOC)ss+/-                                                                     0.29      07/01/2032          210,000
                                                                                                                        1,670,000
                                                                                                                   --------------
COLORADO: 3.94%
  1,435,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
              BANK NA LOC)ss+/-                                                             0.31      12/01/2028        1,435,000
  1,275,000   COLORADO HEALTH FACILITIES AUTHORITY RB EXEMPLA INCORPORATED
              PROJECT SERIES 2002-B (HCFR, US BANK NA LOC)ss+/-                             0.31      01/01/2033        1,275,000
  1,820,000   DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT
              (IDR, US BANK NA LOC)ss+/-++                                                  0.37      07/01/2029        1,820,000
    650,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
              NATIONALE PARIS LOC)ss+/-                                                     0.31      12/01/2030          650,000
                                                                                                                        5,180,000
                                                                                                                   --------------
CONNECTICUT: 0.49%
    650,000   CONNECTICUT STATE HEFA SERIES T-2 (COLLEGE & UNIVERSITY
              REVENUE)ss+/-                                                                 0.23      07/01/2029          650,000
                                                                                                                   --------------
FLORIDA: 7.05%
  1,370,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT
              (HFFA REVENUE, WELLS FARGO BANK LOC)ss+/-@@                                   0.29      08/01/2031        1,370,000
    545,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
              (OTHER REVENUE, FNMA INSURED)ss+/-                                            0.30      04/15/2036          545,000
  2,000,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                                        0.29      12/01/2013        2,000,000
    220,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
              (HCFR, WELLS FARGO BANK LOC)ss+/-++@@                                         0.44      12/01/2014          220,000
    595,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C
              (LEASE REVENUE, NATL-RE INSURED)ss+/-                                         0.25      07/01/2030          595,000
  1,165,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED
              (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
              LOC)ss+/-                                                                     0.30      05/01/2025        1,165,000
  1,275,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
              GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-            0.27      06/01/2036        1,275,000
  2,100,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
              (OTHER REVENUE, WELLS FARGO BANK LOC)ss+/-@@                                  0.33      10/01/2041        2,100,000
                                                                                                                        9,270,000
                                                                                                                   --------------

                  Wells Fargo Advantage Money Market Trusts 29


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
GEORGIA: 3.20%
$ 2,500,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST (SALES TAX REVENUE)ss+/-++               0.35%     01/01/2016   $    2,500,000
  1,700,000   MAIN STREET NATURAL GAS INCORPORATED GAS PROJECT SERIES A
              (NATURAL GAS REVENUE)ss+/-                                                    0.33      08/01/2040        1,700,000
                                                                                                                        4,200,000
                                                                                                                   --------------
HAWAII: 0.15%
    200,000   HAWAII HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI KAU
              SERIES 2008 (HOUSING REVENUE, FHLMC INSURED)ss+/-                             0.29      12/01/2041          200,000
                                                                                                                   --------------
ILLINOIS: 7.53%
    300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
              (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                        0.33      10/01/2031          300,000
    105,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY PROJECT
              (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                          0.30      03/01/2028          105,000
  2,195,000   ILLINOIS FINANCE AUTHORITY CHILDREN'S MUSEUM REMARKET
              (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
              LOC)ss+/-                                                                     0.33      07/01/2034        2,195,000
  3,000,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
              (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                                   0.25      01/01/2048        3,000,000
    395,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
              UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.31      10/01/2033          395,000
  3,500,000   ILLINOIS INTERNATIONAL PORT DISTRICT (AIRPORT REVENUE, LASALLE
              NATIONAL BANK NA LOC)ss+/-                                                    0.49      01/01/2023        3,500,000
    400,000   SCHAUMBURG IL GO ROC-RR-II-R-11698 (PROPERTY TAX REVENUE, FGIC
              INSURED)ss+/-++                                                               0.30      12/01/2032          400,000
                                                                                                                        9,895,000
                                                                                                                   --------------
INDIANA: 3.18%
  2,950,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
              CLARIAN HEALTH SERIES C
              (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                              0.30      02/15/2030        2,950,000
  1,230,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES
              A (HCFR, US BANK NA LOC)ss+/-                                                 0.25      10/01/2032        1,230,000
                                                                                                                        4,180,000
                                                                                                                   --------------
IOWA: 2.51%
  1,285,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
              (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                       0.31      06/01/2039        1,285,000
    285,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
              PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
              LOC)ss+/-                                                                     0.26      05/01/2029          285,000
  1,730,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
              (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                 0.27      10/01/2038        1,730,000
                                                                                                                        3,300,000
                                                                                                                   --------------
KENTUCKY: 1.90%
  2,500,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES P-FLOATS-
              MT-636 (MISCELLANEOUS REVENUE, BANK OF AMERICA NA LOC)ss+/-++                 0.30      12/01/2039        2,500,000
                                                                                                                   --------------
LOUISIANA: 0.84%
  1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-                   0.30      09/01/2033        1,110,000
                                                                                                                   --------------
MICHIGAN: 1.48%
    850,000   GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION
              (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                 0.25      06/01/2034          850,000
  1,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
              HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)ss+/-              0.29      01/01/2034        1,100,000
                                                                                                                        1,950,000
                                                                                                                   --------------
MINNESOTA: 13.17%
  1,300,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
              INSURED)ss+/-                                                                 0.36      11/15/2032        1,300,000
  1,800,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
              INSURED)ss+/-                                                                 0.30      07/01/2038        1,800,000
    100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-            0.30      07/15/2030          100,000

                  30 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
MINNESOTA (continued)
$   100,000   BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE,
              FNMA INSURED)ss+/-                                                            0.30%     10/15/2033   $      100,000
    480,000   CENTER CITY MN HEALTH CARE FACILITIES RB HAZELDEN FOUNDATION
              PROJECT (HCFR, BANK OF NEW YORK LOC)ss+/-                                     0.26      11/01/2035          480,000
    995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE,
              AMBAC INSURED)ss+/-++                                                         0.30      01/01/2030          995,000
  1,100,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE,
              FNMA INSURED)ss+/-                                                            0.31      08/15/2038        1,100,000
    135,000   INVER GROVE HEIGHTS MN INCORPORATED PROJECT
              (HOUSING REVENUE, FNMA INSURED)ss+/-                                          0.30      05/15/2035          135,000
    390,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA RB ALLINA HEALTH SYSTEMS
              SERIES B-1 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                               0.26      11/15/2035          390,000
  1,200,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B-2
              (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                          0.25      11/15/2035        1,200,000
    500,000   MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
              (HOUSING REVENUE, FNMA INSURED)ss+/-                                          0.30      12/01/2014          500,000
    575,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT
              (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                                 0.25      05/01/2026          575,000
  1,080,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
              (OTHER REVENUE, US BANK NA LOC)ss+/-++                                        0.25      10/01/2021        1,080,000
  2,130,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                2.00      10/01/2021        2,130,000
  2,000,000   ROCHESTER MN HEALTH CARE FACILITIES MAYO FOUNDATION
              (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)                                    0.26      10/20/2010        2,000,000
    600,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES
              06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-             0.26      04/01/2036          600,000
  2,700,000   ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 9BB (OTHER REVENUE,
              DEUTSCHE BANK AG LOC)ss+/-                                                    0.26      03/01/2029        2,700,000
    125,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE,
              GO OF UNIVERSITY INSURED)ss+/-                                                0.31      12/01/2036          125,000
                                                                                                                       17,310,000
                                                                                                                   --------------
MISSISSIPPI: 1.14%
    200,000   JACKSON COUNTY MS POLLUTION CONTROL REVENUE CHEVRON USA
              INCORPORATED PROJECT (IDR)ss+/-                                               0.21      12/01/2016          200,027
  1,300,000   MISSISSIPPI BUSINESS FINANCE CORPORATION (IDR)ss+/-                           0.23      12/01/2030        1,300,000
                                                                                                                        1,500,027
                                                                                                                   --------------
MISSOURI: 6.76%
    810,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
              INSURED)ss+/-                                                                 0.30      08/01/2035          810,000
    250,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
              (OTHER REVENUE)ss+/-                                                          0.26      04/01/2027          250,000
  2,495,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
              SERIES A (OTHER REVENUE)ss+/-                                                 0.26      04/01/2027        2,495,000
  2,000,000   KANSAS CITY MO SPECIAL OBLIGATION (TAX REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                        0.31      04/15/2025        2,000,000
    330,000   MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
              (HCFR, BANK OF AMERICA NA LOC)ss+/-                                           0.27      10/01/2033          330,000
  2,000,000   ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
              INSURED)ss+/-                                                                 0.30      03/15/2034        2,000,000
  1,000,000   ST. LOUIS COUNTY MO SPECIAL OBLIGATION TAX ANTICIPATION NOTES
              (OTHER REVENUE)                                                               0.45      08/01/2011        1,000,700
                                                                                                                        8,885,700
                                                                                                                   --------------
NEVADA: 1.30%
  1,705,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
              YORK LOC)ss+/-                                                                0.27      10/01/2035        1,705,000
                                                                                                                   --------------

                  Wells Fargo Advantage Money Market Trusts 31


Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
NEW HAMPSHIRE: 0.19%
$   245,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
              HEALTH SYSTEM (HOUSING REVENUE, TD BANK NA LOC)ss+/-                          0.25%     10/01/2043   $      245,000
                                                                                                                   --------------
NEW JERSEY: 3.80%
  3,000,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY HEALTH CARE REDEVELOPMENT
              RB THE COOPER HEALTH SYSTEMS PROJECT SERIES 2004-B (HCFR, TD BANK
               NA LOC)ss+/-                                                                 0.25      08/01/2032        3,000,000
  1,800,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-297 (OTHER REVENUE,
              NATL-RE FGIC INSURED)ss+/-++                                                  0.29      12/15/2031        1,800,000
    200,000   NEW JERSEY EXPANDED DEFENSE RESOURCES BOARD FACILITIES SERIES R-3
              (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                                 0.21      09/01/2031          200,000
                                                                                                                        5,000,000
                                                                                                                   --------------
NEW MEXICO: 3.07%
  1,000,000   NEW MEXICO STATE (TAX REVENUE)                                                2.50      06/30/2011        1,018,129
  3,010,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
              REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                         0.40      07/01/2036        3,010,000
                                                                                                                        4,028,129
                                                                                                                   --------------
NEW YORK: 3.57%
  1,435,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
              REVENUE, FIRST SECURITY BANK LOC)ss+/-++                                      0.32      11/15/2025        1,435,000
    300,000   NEW YORK NY (PROPERTY TAX REVENUE, BANK OF NEW YORK LOC)ss+/-                 0.24      03/01/2034          300,000
    300,000   NEW YORK NY (GO - STATES, TERRITORIES, STATE STREET BANK & TRUST
              LOC)ss+/-                                                                     0.22      08/01/2022          300,000
    175,000   NEW YORK NY (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.24      08/01/2017          175,000
    175,000   NEW YORK NY GO FISCAL YEAR 1993 SERIES E4 (PROPERTY TAX REVENUE,
              BNP PARIBAS LOC)ss+/-                                                         0.22      08/01/2021          175,000
  1,300,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY SERIES 3F (TAX
              REVENUE)ss+/-                                                                 0.24      11/01/2022        1,300,000
  1,000,000   OYSTER BAY NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                  1.25      08/12/2011        1,008,951
                                                                                                                        4,693,951
                                                                                                                   --------------
NORTH CAROLINA: 4.36%
  2,800,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH CARE FACILITIES
              UNIVERSITY HEALTH SYSTEMS OF EASTERN CAROLINA SERIES 2008-B-2
              (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                       0.28      12/01/2036        2,800,000
  2,935,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT FINANCING
              PROJECT (HCFR, KBC BANK NV LOC)ss+/-                                          0.25      12/01/2025        2,935,000
                                                                                                                        5,735,000
                                                                                                                   --------------
OHIO: 1.55%
    600,000   CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A (COLLEGE &
              UNIVERSITY REVENUE, PNC BANK NA LOC)ss+/-                                     0.26      08/01/2042          600,000
    250,000   FRANKLIN COUNTY OH (HCFR, PNC BANK NA LOC)ss+/-                               0.24      07/01/2036          250,000
    425,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN CHASE
              BANK LOC)ss+/-                                                                0.30      12/01/2026          425,000
    765,000   INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES 2001 (IDR, US BANK
              NA LOC)ss+/-                                                                  0.32      12/01/2016          765,000
                                                                                                                        2,040,000
                                                                                                                   --------------
PENNSYLVANIA: 0.83%
    990,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
              INSURED)ss+/-++                                                               0.30      10/01/2025          990,000
    100,000   GEISINGER AUTHORITY PA HEALTH SYSTEM (MISCELLANEOUS REVENUE)ss+/-             0.25      08/01/2022          100,000
                                                                                                                        1,090,000
                                                                                                                   --------------
PUERTO RICO: 2.36%
  3,100,000   PUERTO RICO SALES TAX FINANCING CORPORATION SERIES 11829
              (SALES TAX REVENUE, AGM INSURED)ss+/-++                                       0.32      02/01/2034        3,100,000
                                                                                                                   --------------

                  32 Wells Fargo Advantage Money Market Trusts


                           Portfolio of Investments--August 31, 2010 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------------   -------------   -------------   --------------
TENNESSEE: 3.28%
$ 3,000,000   ALCOA MARYVILLE BLOUNT COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
              SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                     0.30%     06/01/2036   $    3,000,000
  1,310,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
              IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                   0.30      06/01/2025        1,310,000
                                                                                                                        4,310,000
                                                                                                                   --------------
TEXAS: 7.46%
  2,160,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)ss+/-                                                                     0.33      11/15/2029        2,160,000
    300,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
              CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE
              BANK LOC)ss+/-                                                                0.29      06/01/2029          300,000
    100,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID WASTE
              DISPOSAL RB DEER PARK REFINING PROJECT SERIES A (RESOURCE RECOVERY
              REVENUE)ss+/-                                                                 0.25      03/01/2023          100,000
  2,495,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE)ss+/-++                0.33      12/01/2023        2,495,000
    995,000   LOVEJOY TX INDEPENDENT SCHOOL DISTRICT BUILDING GO DEUTSCHE BANK
              SPEARS TRUST SERIES 2008 (OTHER REVENUE, PSF GUARANTY)ss+/-++                 0.30      02/15/2038          995,000
  1,200,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENAL FACILITIES
              MOTIVA ENTERPRISES B (IDR)ss+/-                                               0.25      06/01/2040        1,200,000
    150,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FALICITIES
              MOTIVA ENTERPRISES A (IDR)ss+/-                                               0.25      06/01/2040          150,000
  2,400,000   PORT ARTHUR TX NAVIGATION DISTRICT SERIES C (IDR)ss+/-                        0.29      04/01/2027        2,400,000
                                                                                                                        9,800,000
                                                                                                                   --------------
VERMONT: 0.42%
    550,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY FLETCHER
              ALLEN HOSPITAL SERIES A (HCFR, TD BANK NA LOC)ss+/-                           0.24      12/01/2030          550,000
                                                                                                                   --------------
WASHINGTON: 0.92%
    420,000   EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.36      12/01/2021          420,000
    240,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
              FHLMC INSURED)ss+/-                                                           0.31      07/01/2035          240,000
    350,000   WASHINGTON STATE SERIES R (COLLEGE & UNIVERSITY REVENUE,
              CITIBANK NA LOC)ss+/-++                                                       0.30      01/01/2016          350,000
              WASHINGTON STATE HOUSING FINANCE COMMISSION (HOUSING REVENUE,
    200,000   FHLMC INSURED)ss+/-                                                           0.30      07/01/2044          200,000
                                                                                                                        1,210,000
                                                                                                                   --------------
WISCONSIN: 3.04%
  4,000,000   APPLETON WI RECOVERY ZONE FACILITIES RB FOREMOST FARMS USA
              (IDR, COBANK ACB LOC)ss+/-                                                    0.30      05/01/2037        4,000,000
                                                                                                                   --------------
WYOMING: 2.04%
  2,675,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
              BARCLAYS BANK PLC LOC)ss+/-                                                   0.27      07/01/2015        2,675,000
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $127,937,807)                                                                     127,937,807
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $130,937,807)*                                                    99.61%                                     130,937,807
OTHER ASSETS AND LIABILITIES, NET                                           0.39                                          507,080
                                                                          ------                                   --------------
TOTAL NET ASSETS                                                          100.00%                                  $  131,444,887
                                                                          ------                                   --------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@@   Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 33


Statements of Assets and Liabilities--August 31, 2010 (Unaudited)

                                                                California                       National
                                                                 Municipal                       Tax-Free
                                                                   Money           Money          Money
                                                               Market Trust    Market Trust    Market Trust
                                                               ------------   --------------   ------------
ASSETS
   Investments
      In unaffiliated securities, at amortized cost ........   $466,644,500   $1,924,267,103   $130,937,807
      In repurchase agreements, at amortized cost ..........              0      414,350,000              0
                                                               ------------   --------------   ------------
   Total investments, at amortized cost ....................    466,644,500    2,338,617,103    130,937,807
   Cash ....................................................         89,888           23,390         31,934
   Receivable for securities sold ..........................        350,000          355,000        710,000
   Receivable for interest .................................        178,497          375,681         42,578
   Receivable from investment advisor ......................            527          111,156         11,670
   Prepaid expenses and other assets .......................              0              600         16,103
                                                               ------------   --------------   ------------
   Total assets ............................................    467,263,412    2,339,482,930    131,750,092
                                                               ------------   --------------   ------------
LIABILITIES
   Dividends payable .......................................         50,837          158,006         12,257
   Payable for investments purchased .......................              0       24,501,760        250,000
   Due to other related parties ............................         78,989          325,582         25,572
   Accrued expenses and other liabilities ..................         59,309          164,089         17,376
                                                               ------------   --------------   ------------
Total liabilities ..........................................        189,135       25,149,437        305,205
                                                               ------------   --------------   ------------
TOTAL NET ASSETS ...........................................   $467,074,277   $2,314,333,493   $131,444,887
                                                               ============   ==============   ============
NET ASSETS CONSIST OF
   Paid-in capital .........................................   $467,074,771   $2,318,353,811   $131,444,236
   Undistributed (overdistributed) net investment income ...           (386)             300            921
   Accumulated net realized losses on investments ..........           (108)      (4,020,618)          (270)
                                                               ------------   --------------   ------------
TOTAL NET ASSETS ...........................................   $467,074,277   $2,314,333,493   $131,444,887
                                                               ============   ==============   ============
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets ..............................................   $467,074,277   $2,314,333,493   $131,444,887
   Shares outstanding ......................................    467,062,095    2,318,432,133    131,437,672
   Net asset value per share ...............................   $       1.00   $         1.00   $       1.00

----------
(1.) Each Fund has unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  34 Wells Fargo Advantage Money Market Trusts


  Statements of Operations--For the Six Months Ended August 31, 2010 (Unaudited)

                                                                California                       National
                                                                 Municipal                       Tax-Free
                                                                   Money           Money          Money
                                                               Market Trust    Market Trust    Market Trust
                                                               ------------   --------------   ------------
INVESTMENT INCOME
   Interest ................................................     $813,626      $ 4,232,967       $345,799
                                                                 --------      -----------       --------
EXPENSES
   Administration fees .....................................      398,681        1,927,435        166,364
   Custody and accounting fees .............................       14,721           80,346          9,194
   Professional fees .......................................       17,418           18,234         17,629
   Registration fees .......................................        7,562           37,808         10,081
   Shareholder report expenses .............................       15,123           45,371          6,050
   Trustees' fees ..........................................        5,332            5,332          5,332
   Other fees and expenses .................................        5,634           21,627          3,637
                                                                 --------      -----------       --------
Total expenses .............................................      464,471        2,136,153        218,287
LESS
   Waived fees and/or reimbursed expenses ..................         (107)        (264,736)       (17,688)
                                                                 --------      -----------       --------
Net expenses ...............................................      464,364        1,871,417        200,599
                                                                 --------      -----------       --------
Net investment income ......................................      349,262        2,361,550        145,200
                                                                 --------      -----------       --------
REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS
Net realized loss from unaffiliated securities .............          (99)      (4,024,296)        (1,916)
Net change in unrealized appreciation (depreciation) on
   investments .............................................            0        4,807,457              0
                                                                 --------      -----------       --------
Net realized and unrealized gains or losses on
   investments .............................................          (99)         783,161         (1,916)
                                                                 --------      -----------       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $349,163      $ 3,144,711       $143,284
                                                                 ========      ===========       ========

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  36 Wells Fargo Advantage Money Market Trusts

                                             Statements of Changes in Net Assets

                                                                           CALIFORNIA MUNICIPAL MONEY MARKET TRUST
                                                               ---------------------------------------------------------------
                                                                          For the
                                                                      Six Months Ended                     For the
                                                                      August 31, 2010                    Year Ended
                                                                        (Unaudited)                   February 28, 2010
                                                               ----------------------------   --------------------------------
OPERATIONS
   Net investment income ...................................                  $     349,262                    $     1,134,484
   Net realized gains or losses on investments .............                            (99)                               280
   Net change in unrealized appreciation (depreciation)
      on investments .......................................                              0                                  0
                                                                              -------------                    ---------------
Net increase in net assets resulting from operations .......                        349,163                          1,134,764
                                                                              -------------                    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ...................................                       (349,262)                        (1,134,484)
   Net realized gains ......................................                              0                               (289)
                                                                              -------------                    ---------------
Total distributions to shareholders ........................                       (349,262)                        (1,134,773)
                                                                              -------------                    ---------------

                                                                  SHARES                          SHARES
                                                               ------------                   --------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............................    895,903,219     895,903,219    1,625,437,444     1,625,437,444
   Net asset value of shares issued in reinvestment of
      distributions ........................................         43,676          43,676           31,007            31,007
   Payment for shares redeemed .............................   (908,601,267)   (908,601,267)  (1,797,303,001)   (1,797,303,001)
                                                               ------------   -------------   --------------   ---------------
   Net increase (decrease) in net assets resulting from
      capital share transactions ...........................                    (12,654,372)                      (171,834,550)
                                                                              -------------                    ---------------
Total increase (decrease) in net assets ....................                    (12,654,471)                      (171,834,559)
                                                                              -------------                    ---------------
NET ASSETS
BEGINNING OF PERIOD ........................................                    479,728,748                        651,563,307
                                                                              -------------                    ---------------
END OF PERIOD ..............................................                  $ 467,074,277                    $   479,728,748
                                                                              -------------                    ---------------
Undistributed (overdistributed) net investment income ......                  $        (386)                   $          (386)
                                                                              -------------                    ---------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 37


Statements of Changes in Net Assets

                         MONEY MARKET TRUST
-------------------------------------------------------------------
             For the
        Six Months Ended                       For the
         August 31, 2010                     Year Ended
           (Unaudited)                    February 28, 2010
-------------------------------   ---------------------------------

                 $    2,361,550                     $     7,631,517
                     (4,024,296)                            153,695

                      4,807,457                           3,493,456
                 --------------                     ---------------
                      3,144,711                          11,278,668
                 --------------                     ---------------

                     (2,361,550)                         (7,631,219)
                              0                             (43,605)
                 --------------                     ---------------
                     (2,361,550)                         (7,674,824)
                 --------------                     ---------------

    SHARES                            SHARES
--------------                    ---------------

 3,975,192,114    3,975,192,114    11,790,260,246    11,790,260,246

     1,655,882        1,655,882           892,167           892,167
(4,308,634,539)  (4,308,634,539)  (11,764,042,036)  (11,764,042,036)
--------------   --------------   ---------------   ---------------

                   (331,786,543)                         27,110,377
                 --------------                     ---------------
                   (331,003,382)                         30,714,221
                 --------------                     ---------------

                  2,645,336,875                       2,614,622,654
                 --------------                     ---------------
                 $2,314,333,493                     $ 2,645,336,875
                 --------------                     ---------------
                 $          300                     $           300
                 --------------                     ---------------

                  38 Wells Fargo Advantage Money Market Trusts


                                             Statements of Changes in Net Assets

                                                                        NATIONAL TAX-FREE MONEY MARKET TRUST
                                                          ---------------------------------------------------------------
                                                                     For the
                                                                 Six Months Ended                     For the
                                                                 August 31, 2010                     Year Ended
                                                                   (Unaudited)                   February 28, 2010
                                                          -----------------------------   -------------------------------
OPERATIONS
   Net investment income...............................                   $     145,200                    $      816,674
   Net realized gains or losses on investments.........                          (1,916)                           24,719
                                                                          -------------                    --------------
   Net increase in net assets resulting from
      operations.......................................                         143,284                           841,393
                                                                          -------------                    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income...............................                        (145,200)                         (816,674)
   Net realized gains..................................                               0                           (23,073)
                                                                          -------------                    --------------
Total distributions to shareholders....................                        (145,200)                         (839,747)
                                                                          -------------                    --------------

                                                              SHARES                          SHARES
                                                           ------------                   --------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...........................     682,673,940     682,673,940    9,206,114,124    9,206,114,124
   Net asset value of shares issued in reinvestment of
      distributions....................................              25              25           79,424           79,424
   Payment for shares redeemed.........................    (761,155,218)   (761,155,218)  (9,359,945,460)  (9,359,945,460)
                                                           ------------   -------------   --------------   --------------
   Net decrease in net assets resulting from capital
      share transactions...............................                     (78,481,253)                     (153,751,912)
                                                                          -------------                    --------------
Total decrease in net assets...........................                     (78,483,169)                     (153,750,266)
                                                                          -------------                    --------------
NET ASSETS
BEGINNING OF PERIOD....................................                     209,928,056                       363,678,322
                                                                          -------------                    --------------
END OF PERIOD..........................................                   $ 131,444,887                    $  209,928,056
                                                                          -------------                    --------------
Undistributed net investment income....................                   $         921                    $          921
                                                                          -------------                    --------------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  40 Wells Fargo Advantage Money Market Trusts


                                                            Financial Highlights

                                                  Beginning                 Net Realized    Distributions
                                                  Net Asset       Net      and Unrealized      from Net
                                                  Value Per   Investment     Gain (Loss)      Investment
                                                    Share       Income     on Investments       Income
                                                  ---------   ----------   --------------   -------------
CALIFORNIA MUNICIPAL MONEY MARKET TRUST
March 1, 2010 to August 31, 2010 (Unaudited)...     $1.00       0.00(3)         0.00          (0.00)(3)
March 1, 2009 to February 28, 2010.............     $1.00       0.00(3)         0.00          (0.00)(3)
March 1, 2008 to February 28, 2009.............     $1.00       0.02            0.00          (0.02)
March 1, 2007 to February 29, 2008.............     $1.00       0.03            0.00          (0.03)
March 1, 2006 to February 28, 2007.............     $1.00       0.03            0.00          (0.03)
April 1, 2005 to February 28, 2006(2)..........     $1.00       0.02            0.00          (0.02)
April 1, 2004 to March 31, 2005................     $1.00       0.01            0.00          (0.01)
MONEY MARKET TRUST
March 1, 2010 to August 31, 2010 (Unaudited)...     $1.00       0.00(3)         0.00          (0.00)(3)
March 1, 2009 to February 28, 2010.............     $1.00       0.00(3)         0.00          (0.00)(3)
March 1, 2008 to February 28, 2009.............     $1.00       0.02            0.00          (0.02)
March 1, 2007 to February 29, 2008.............     $1.00       0.05            0.00          (0.05)
March 1, 2006 to February 28, 2007.............     $1.00       0.05            0.00          (0.05)
April 1, 2005 to February 28, 2006(2)..........     $1.00       0.03            0.00          (0.03)
April 1, 2004 to March 31, 2005................     $1.00       0.02            0.00          (0.02)
NATIONAL TAX-FREE MONEY MARKET TRUST
March 1, 2010 to August 31, 2010 (Unaudited)...     $1.00       0.00(3)         0.00          (0.00)(3)
March 1, 2009 to February 28, 2010.............     $1.00       0.00(3)         0.00          (0.00)(3)
March 1, 2008 to February 28, 2009.............     $1.00       0.02            0.00          (0.02)
March 1, 2007 to February 29, 2008.............     $1.00       0.03            0.00          (0.03)
March 1, 2006 to February 28, 2007.............     $1.00       0.03            0.00          (0.03)
April 1, 2005 to February 28, 2006(2)..........     $1.00       0.02            0.00          (0.02)
April 1, 2004 to March 31, 2005................     $1.00       0.01            0.00          (0.01)

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) The Fund changed its fiscal year-end from March 31 to February 28.

(3.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 41


Financial Highlights

                                  Ratio to Average Net Assets
                   Ending                (Annualized)
 Distributions   Net Asset   ------------------------------------                Net Assets at
   from Net      Value Per   Net Investment    Gross       Net        Total      End of Period
Realized Gains     Share          Income      Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------------

    0.00           $1.00          0.14%         0.19%      0.19%      0.07%        $  467,074
   (0.00)(3)       $1.00          0.21%         0.24%      0.23%      0.20%        $  479,729
   (0.00)(3)       $1.00          1.66%         0.22%      0.22%      1.69%        $  651,563
    0.00           $1.00          3.24%         0.21%      0.20%      3.31%        $  720,667
    0.00           $1.00          3.26%         0.21%      0.20%      3.31%        $  573,293
    0.00           $1.00          2.43%         0.21%      0.20%      2.26%        $  485,164
    0.00           $1.00          1.24%         0.21%      0.20%      1.24%        $  556,885

    0.00           $1.00          0.20%         0.18%      0.16%      0.10%        $2,314,333
   (0.00)(3)       $1.00          0.29%         0.24%      0.24%      0.29%        $2,645,337
   (0.00)(3)       $1.00          2.21%         0.23%      0.23%      2.16%        $2,614,623
    0.00           $1.00          4.90%         0.20%      0.20%      5.05%        $3,754,221
    0.00           $1.00          5.03%         0.20%      0.20%      5.13%        $2,674,810
    0.00           $1.00          3.53%         0.20%      0.20%      3.23%        $2,599,058
    0.00           $1.00          1.59%         0.20%      0.20%      1.61%        $2,070,151

    0.00           $1.00          0.14%         0.21%      0.19%      0.07%        $  131,445
   (0.00)(3)       $1.00          0.17%         0.23%      0.21%      0.20%        $  209,928
   (0.00)(3)       $1.00          1.65%         0.23%      0.21%      1.78%        $  363,678
    0.00           $1.00          3.31%         0.22%      0.20%      3.36%        $  324,273
    0.00           $1.00          3.31%         0.21%      0.20%      3.39%        $  295,865
    0.00           $1.00          2.49%         0.21%      0.20%      2.30%        $  599,064
    0.00           $1.00          1.18%         0.22%      0.20%      1.25%        $  293,653

                  42 Wells Fargo Advantage Money Market Trusts


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Trust ("California Municipal Money Market Trust"), Wells Fargo Advantage Money Market Trust ("Money Market Trust") and Wells Fargo Advantage National Tax-Free Money Market Trust ("National Tax-Free Money Market Trust" ) (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued at amortized cost are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

                  Wells Fargo Advantage Money Market Trusts 43


Notes to Financial Statements (Unaudited)

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, all of the Fund's investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in each Fund's Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Money Market Trust:

                                                                                  Commercial paper
                                                                                  ----------------
BALANCE AS OF FEBRUARY 28, 2010                                                     $ 7,519,355
   Realized gains or losses                                                             768,648
   Net purchases (sales)                                                             (8,288,003)
   Transfers in and/or out of Level 3                                                         0
BALANCE AS OF AUGUST 31, 2010                                                       $         0
Change in unrealized appreciation (depreciation) relating to securities held at
   August 31, 2010                                                                  $         0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management. Pursuant to the contract, Funds Management does not receive a fee for providing these services to the Funds.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

                  44 Wells Fargo Advantage Money Market Trusts


                                       Notes to Financial Statements (Unaudited)

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fee starting at 0.17% and declining to 0.15% as the average daily net assets of each Fund increases. For the six months ended August 31, 2010, the administration fee was equivalent to an annual rate of 0.16% of the daily average net assets of each Fund.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended August 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds.

5. CONCENTRATION OF RISK

California Municipal Money Market Trust invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

7. REORGANIZATIONS

At a meeting of the Board of Trustees held on August 25, 2010, the Trustees of the Funds approved a Plan of Reorganization (the "Plan") for each of the specified funds ("Target Funds") listed in the table below. Under each Plan, certain existing Wells Fargo Advantage Funds ("Acquiring Funds") will acquire the assets and assume the liabilities of the Target Fund in exchange for shares of Acquiring Fund.

TARGET FUND                                        ACQUIRING FUND
-----------                        ---------------------------------------------
WELLS FARGO ADVANTAGE CALIFORNIA   Wells Fargo Advantage California Municipal
MUNICIPAL MONEY MARKET TRUST       Money Market Fund
WELLS FARGO ADVANTAGE MONEY        Wells Fargo Advantage Cash Investment Money
MARKET TRUST                       Market Fund
WELLS FARGO ADVANTAGE NATIONAL     Wells Fargo Advantage National Tax-Free
TAX-FREE MONEY MARKET TRUST        Money Market Fund

A Special Meeting of Shareholders of the Funds will be held on October 27, 2010 to consider and vote on the Plans. On October 1, 2010, materials for this meeting were mailed to shareholders of record on August 31, 2010. If approved , the reorganizations will occur in November 2010.

                  Wells Fargo Advantage Money Market Trusts 45


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 155 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and                                                                                 Other
Name and Age            Length of Service(2)                Principal Occupations During Past Five Years               Directorships
------------         -------------------------   -------------------------------------------------------------------   -------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser.            None
67                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of BellSouth Advertising    CIGNA
57                   Trustee, since 2008         and Publishing Corp from 2005 to 2007, President and CEO of           Corporation;
                                                 BellSouth Enterprises from 2004 to 2005 and President of BellSouth    Deluxe
                                                 Consumer Services from 2000 to 2003. Currently a member of the Iowa   Corporation
                                                 State University Foundation Board of Governors and a member of the
                                                 Advisory Board of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief Investment  None
61                                               Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.
                                                 Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Dr. Leroy Keith,     Trustee, since 2010         Chairman, Bloc Global Services (development and construction),        Trustee,
Jr.(3)                                           Trustee, Phoenix Fund Complex and Director, Diversapack Co.           Phoenix Fund
71                                               (packaging company). Trustee of the Evergreen Funds from 1983 to      Complex
                                                 2010. Former Managing Director, Almanac Capital Management            (consisting
                                                 (commodities firm), former Partner, Stonington Partners, Inc.         of 46
                                                 (private equity fund), former Director, Obagi Medical Products Co.    portfolios
                                                 and former Director, Lincoln Educational Services.                    as of
                                                                                                                       12/31/09)

                  46 Wells Fargo Advantage Money Market Trusts


                                                   Other Information (Unaudited)

                         Position Held and                                                                                 Other
Name and Age            Length of Service(2)                Principal Occupations During Past Five Years               Directorships
------------         -------------------------   -------------------------------------------------------------------   -------------
David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the Graduate            None
59                   Trustee, since 2008         School of Business, Stanford University, Director of Corporate
                                                 Governance Research Program and Co-Director of The Rock Center for
                                                 Corporate Governance since 2006. From 2005 to 2008, Professor of
                                                 Accounting at the Graduate School of Business, Stanford University.
                                                 Prior thereto, Ernst & Young Professor of Accounting at The Wharton
                                                 School, University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006         International Foundation of Employee Benefit Plans Professor and      None
57                                               Chair of the Department of Insurance and Risk Management, Wharton
                                                 School of the University of Pennsylvania. Director of Wharton's
                                                 Pension Research Council and Boettner Center on Pensions &
                                                 Retirement Research, and Research Associate at the National Bureau
                                                 of Economic Research. Previously, Cornell University Professor from
                                                 1978 to 1993.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative Foundation,        None
58                                               a non-profit organization, since 2007 and Senior Fellow at the
                                                 Humphrey Institute Policy Forum at the University of Minnesota
                                                 since 1995. Member of the Board of Trustees of NorthStar Education
                                                 Finance, Inc., a non-profit organization, since 2007.

Michael S.           Trustee, since 2010         Currently serves on the Investment Company Institute's Board of       None
Scofield(3)                                      Governors and Executive Committee and serves on Board IQ's
67                                               Advisory Board. Former Chairman of the Independent Directors
                                                 Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired
                                                 Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General Counsel of    None
70                                               the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement
                                                 Association on June 30, 2010.

OFFICERS

                         Position Held and                                                                                 Other
Name and Age            Length of Service(2)                Principal Occupations During Past Five Years               Directorships
------------         -------------------------   -------------------------------------------------------------------   -------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and President of   None
51                                               Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management,
                                                 LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds Management,  None
49                   Chief Legal Counsel,        LLC since 2001. Vice President and Managing Senior Counsel of
                     since 2003                  Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)    Treasurer, since 2009       Senior Vice President of Wells Fargo Funds Management, LLC since      None
39                                               2009. Senior Vice President of Evergreen Investment Management
                                                 Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi(5)     Assistant Treasurer,        Vice President of Wells Fargo Funds Management, LLC since 2009.       None
34                   since 2009                  Vice President of Evergreen Investment Management Company, LLC from
                                                 2008 to 2010. Assistant Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of Fund Reporting and
                                                 Control for Evergreen Investment Management Company, LLC from
                                                 2004 to 2010.

                  Wells Fargo Advantage Money Market Trusts 47


Other Information (Unaudited)

                         Position Held and                                                                                 Other
Name and Age            Length of Service(2)                Principal Occupations During Past Five Years               Directorships
------------         -------------------------   -------------------------------------------------------------------   -------------
Jeremy DePalma(5)    Assistant Treasurer,        Senior Vice President of Wells Fargo Funds Management, LLC since      None
36                   since 2009                  2009. Senior Vice President of Evergreen Investment Management
                                                 Company, LLC from 2008 to 2010. Vice President, Evergreen
                                                 Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                                 President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                                 Administration form 2005 to 2010.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management, LLC         None
45                   since 2007                  since 2007. Chief Compliance Officer of Parnassus Investments from
                                                 2005 to 2007. Chief Financial Officer of Parnassus Investments from
                                                 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP
                                                 from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                  48 Wells Fargo Advantage Money Market Trusts


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA MUNICIPAL MONEY MARKET TRUST, MONEY MARKET TRUST AND NATIONAL TAX-FREE MONEY MARKET TRUST

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Municipal Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Funds, and in comparison to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Funds was higher than the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any),

                  Wells Fargo Advantage Money Market Trusts 49


Other Information (Unaudited)

transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund's Expense Group. The Board noted that the net operating expense ratios for the Funds were in range of or lower than the median rates of each Fund's respective Expense Group. The Board noted that Funds Management has agreed to voluntary yield floor waivers for all the Funds, which were not taken into account in the Expense Group comparisons, and to continue contractual fee cap arrangements for certain Funds and to additional fee reductions with respect to other Funds.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund's Expense Group median. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds, on a stand-alone basis, were equal to zero. The Board further noted that Funds Management has agreed to voluntary yield floor waivers for all the Funds and to continue contractual fee cap arrangements for certain Funds and to additional contractual fee reductions with respect to other Funds. The Board concluded that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds' Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreements.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the

                  50 Wells Fargo Advantage Money Market Trusts


                                                   Other Information (Unaudited)

Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Funds.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds' shares, including the multiple channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                  Wells Fargo Advantage Money Market Trusts 51


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
HUD    --  Housing & Urban Development
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Company
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MFMR   --  Multi-Family Mortgage Revenue
MMD    --  Municipal Market Data
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
SPDR   --  Standard & Poor's Depositary Receipts
STIT   --  Short-Term Investment Trust
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

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(GRAPHIC) REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    125782 10-10
                                                               SMMF/SAR119 08-10

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: October 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                            Date: October 29, 2010


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

                                            Date: October 29, 2010